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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer

Russell Investment Company

1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – April 30, 2015

Item 1. Reports to Stockholders

2015 SEMI- ANNUAL REPORT

RussellFunds

APRIL 30, 2015

FUND	SHARE CLASS
U.S. Equity Funds
Russell U.S. Core Equity Fund	A, C, E, I, S, Y
Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y
Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y
Russell U.S. Strategic Equity Fund	A, C, E, S
Russell U.S. Large Cap Equity Fund	A, C, S
Russell U.S. Mid Cap Equity Fund	A, C, S
Russell U.S. Small Cap Equity Fund	A, C, E, I, S, Y
International and Global Equity Funds
Russell International Developed Markets Fund	A, C, E, I, S, Y
Russell Global Equity Fund	A, C, E, S, Y
Russell Emerging Markets Fund	A, C, E, S, Y
Tax-Managed Equity Funds
Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S
Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S
Fixed Income Funds
Russell Global Opportunistic Credit Fund	A, C, E, S, Y
Russell Strategic Bond Fund	A, C, E, I, S, Y
Russell Investment Grade Bond Fund	A, C, E, I, S, Y
Russell Short Duration Bond Fund	A, C, E, S, Y
Tax Exempt Fixed Income Funds
Russell Tax Exempt Bond Fund	A, C, E, S
Alternative Funds
Russell Commodity Strategies Fund	A, C, E, S, Y
Russell Global Infrastructure Fund	A, C, E, S, Y
Russell Global Real Estate Securities Fund	A, C, E, S, Y
Russell Multi-Strategy Alternative Fund	A, C, E, S, Y
Specialty Funds
Russell Strategic Call Overwriting Fund	S
Select Equity Funds
Select U.S. Equity Fund	S,T,Y
Select International Equity Fund	S,T,Y

Russell Investment
Company

Russell Investment Company is a
series investment company with
38 different investment portfolios
referred to as Funds. These
financial statements report on 24
of these Funds.

Russell Investment Company

Russell Funds

Semi-annual Report

April 30, 2015 (Unaudited)

Table of Contents

Page
Russell U.S. Core Equity Fund	3
Russell U.S. Defensive Equity Fund	20
Russell U.S. Dynamic Equity Fund	38
Russell U.S. Strategic Equity Fund	56
Russell U.S. Large Cap Equity Fund	74
Russell U.S. Mid Cap Equity Fund	88
Russell U.S. Small Cap Equity Fund	104
Russell International Developed Markets Fund	126
Russell Global Equity Fund	162
Russell Emerging Markets Fund	184
Russell Tax-Managed U.S. Large Cap Fund	212
Russell Tax-Managed U.S. Mid & Small Cap Fund	228
Russell Global Opportunistic Credit Fund	250
Russell Strategic Bond Fund	282
Russell Investment Grade Bond Fund	326
Russell Short Duration Bond Fund	362
Russell Tax Exempt Bond Fund	390
Russell Commodity Strategies Fund	416
Russell Global Infrastructure Fund	432
Russell Global Real Estate Securities Fund	452
Russell Multi-Strategy Alternative Fund	472
Russell Strategic Call Overwriting Fund	526
Select U.S. Equity Fund	544
Select International Equity Fund	570
Notes to Schedules of Investments	598
Notes to Financial Highlights	600
Notes to Financial Statements	601
Affiliated Brokerage Transactions	633
Basis for Approval of Investment Advisory Contracts	634
Shareholder Requests for Additional Information	650
Disclosure of Information about Fund Trustees and Officers	651
Adviser, Money Managers and Service Providers	657

Russell Investment Company – Russell Funds.

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company
Russell U.S. Core Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,045.50	$1,019.39
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$5.53	$5.46

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,041.50	$1,015.67
	Expenses Paid During Period*	$9.31	$9.20
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.84%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,045.40	$1,019.39
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$5.53	$5.46
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Core Equity Fund 3

Russell Investment Company
Russell U.S. Core Equity Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,047.10	$1,021.03
Expenses Paid During Period*	$3.86	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,046.70	$1,020.63
Expenses Paid During Period*	$4.26	$4.21

* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,047.70	$1,021.62
Expenses Paid During Period*	$3.25	$3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.9%			Bunge, Ltd.	8,400	725
Consumer Discretionary - 15.3%			Casey's General Stores, Inc.	2,700	222
Amazon.com, Inc.(Æ)	19,831	8,364	Coca-Cola Co. (The)	116,878	4,741
AutoZone, Inc.(Æ)	2,510	1,688	Colgate-Palmolive Co.	64,519	4,341
Carnival Corp.	55,940	2,460	Constellation Brands, Inc. Class A	13,978	1,621
CBS Corp. Class B	31,340	1,947	CVS Health Corp.	13,885	1,379
Chipotle Mexican Grill, Inc. Class A(Æ)	1,658	1,030	General Mills, Inc.	3,740	207
Comcast Corp. Class A(Æ)	143,021	8,261	Hershey Co. (The)	43,302	3,980
Costco Wholesale Corp.	21,100	3,018	Kellogg Co.	1,531	97
Darden Restaurants, Inc.	2,000	128	Kimberly-Clark Corp.	2,297	252
DIRECTV(Æ)	1,322	120	Kraft Foods Group, Inc.(Æ)	1,850	157
Estee Lauder Cos., Inc. (The) Class A	20,262	1,647	Kroger Co. (The)	16,200	1,116
Ford Motor Co.	68,000	1,074	Molson Coors Brewing Co. Class B	13,347	981
Gap, Inc. (The)	75,300	2,985	Mondelez International, Inc. Class A	140,349	5,385
General Motors Co.	26,400	926	Monster Beverage Corp.(Æ)	3,930	539
Hilton Worldwide Holdings, Inc.(Æ)	46,119	1,336	PepsiCo, Inc.	44,887	4,270
Home Depot, Inc.	8,039	860	Philip Morris International, Inc.	65,479	5,465
Jarden Corp.(Æ)	36,872	1,887	Procter & Gamble Co. (The)	96,711	7,689
Johnson Controls, Inc.	154,049	7,761	Reynolds American, Inc.	1,857	136
Kohl's Corp.	31,200	2,235	Sysco Corp.	3,515	130
L Brands, Inc.	20,848	1,863	Tyson Foods, Inc. Class A	56,203	2,220
Las Vegas Sands Corp.	70,100	3,707	Walgreens Boots Alliance, Inc.	1,675	139
Lennar Corp. Class A	76,307	3,495	Whole Foods Market, Inc.	101,595	4,852
Liberty Media Corp.(Æ)	64,950	2,465			58,216
Lowe's Cos., Inc.	87,920	6,054
lululemon athletica, Inc.(Æ)	15,200	967	Energy - 7.3%
Marriott International, Inc. Class A	32,520	2,603	Anadarko Petroleum Corp.	23,836	2,243
McDonald's Corp.	6,085	587	BP PLC - ADR	69,500	3,000
Meritage Homes Corp.(Æ)	3,730	160	California Resources Corp.	2,904	27
Netflix, Inc.(Æ)	1,667	928	Cameron International Corp.(Æ)	45,675	2,504
News Corp. Class A(Æ)	24,000	379	Chesapeake Energy Corp.	154,289	2,433
Nike, Inc. Class B	37,036	3,661	Chevron Corp.	75,216	8,353
Office Depot, Inc.(Æ)	90,505	834	ConocoPhillips	73,285	4,978
Omnicom Group, Inc.	62,350	4,724	Core Laboratories NV	11,860	1,557
Priceline Group, Inc. (The)(Æ)	3,704	4,585	Devon Energy Corp.	52,991	3,615
PulteGroup, Inc.	73,920	1,427	Dril-Quip, Inc.(Æ)	63	5
PVH Corp.	18,485	1,910	EOG Resources, Inc.	5,759	570
Ross Stores, Inc.	11,600	1,147	Exxon Mobil Corp.	158,971	13,889
Royal Caribbean Cruises, Ltd.	31,177	2,122	Halliburton Co.	687	34
Starbucks Corp.	133,928	6,640	Helmerich & Payne, Inc.	110	9
Target Corp.	121,872	9,607	Hess Corp.	303	23
Taylor Morrison Home Corp. Class A(Æ)	9,740	180	HollyFrontier Corp.	6,500	252
Time Warner, Inc.	69,511	5,867	Marathon Oil Corp.	5,546	172
TJX Cos., Inc.	36,179	2,335	Marathon Petroleum Corp.	4,950	488
Toll Brothers, Inc.(Æ)	17,970	639	National Oilwell Varco, Inc.	3,465	189
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	15,617	2,360	NOW, Inc.(Æ)	314	8
Under Armour, Inc. Class A(Æ)	17,638	1,368	Occidental Petroleum Corp.	145,285	11,637
Urban Outfitters, Inc.(Æ)	11,800	472	Oceaneering International, Inc.	252	14
VF Corp.	21,800	1,579	PBF Energy, Inc. Class A	18,500	525
Viacom, Inc. Class B	104,117	7,231	Peabody Energy Corp.	209,393	990
Wal-Mart Stores, Inc.	152,003	11,864	Phillips 66(Æ)	59,032	4,682
Walt Disney Co. (The)	134,542	14,627	Schlumberger, Ltd.	62,364	5,900
Whirlpool Corp.	16,650	2,924	SM Energy Co.	12,311	714
Yum! Brands, Inc.	2,485	214	Spectra Energy Corp.	4,657	173
		159,252	Valero Energy Corp.	27,400	1,559
			Weatherford International PLC(Æ)	191,278	2,783
Consumer Staples - 5.6%			WPX Energy, Inc.(Æ)	140,175	1,927
Altria Group, Inc.	149,427	7,479			75,253
Archer-Daniels-Midland Co.	1,901	93

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 5

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Financial Services - 19.8%			Progressive Corp. (The)	85,232	2,272
ACE, Ltd.	2,103	225	Prudential Financial, Inc.	34,365	2,804
Aflac, Inc.	2,114	133	Public Storage(ö)	4,497	845
Allstate Corp. (The)	15,725	1,095	Regions Financial Corp.	163,913	1,611
Ally Financial, Inc.(Æ)	14,000	306	Simon Property Group, Inc.(ö)	4,710	855
American Express Co.	147,560	11,429	State Street Corp.	162,607	12,540
American International Group, Inc.	33,478	1,885	SunTrust Banks, Inc.	66,323	2,752
American Tower Corp. Class A(ö)	3,900	369	Synchrony Financial(Æ)	8,800	274
Ameriprise Financial, Inc.	20,840	2,611	Thomson Reuters Corp.	1,795	74
Aon PLC	59,810	5,756	Travelers Cos., Inc. (The)	1,990	201
Arch Capital Group, Ltd.(Æ)	38,261	2,322	US Bancorp	10,581	454
Assured Guaranty, Ltd.	42,389	1,102	Visa, Inc. Class A	184,782	12,205
Bank of America Corp.	1,084,779	17,281	Voya Financial, Inc.	48,687	2,061
Bank of New York Mellon Corp. (The)	24,100	1,020	Wells Fargo & Co.	314,400	17,323
BankUnited, Inc.	56,720	1,864	WisdomTree Investments, Inc.	7,800	149
Barclays PLC - ADR	40,144	632			205,600
BB&T Corp.	850	33
Berkshire Hathaway, Inc. Class B(Æ)	20,026	2,828	Health Care - 16.1%
BlackRock, Inc. Class A	96	35	Abbott Laboratories	34,599	1,606
Capital One Financial Corp.	58,223	4,707	AbbVie, Inc.	30,804	1,992
Chubb Corp. (The)	1,418	139	Actavis PLC(Æ)	36,311	10,271
Citigroup, Inc.	224,998	11,997	Aetna, Inc.	158	17
CME Group, Inc. Class A	106	10	Alexion Pharmaceuticals, Inc.(Æ)	5,499	931
Comerica, Inc.	14,500	687	AmerisourceBergen Corp. Class A	20,403	2,332
Corporate Office Properties Trust(ö)	11,180	295	Amgen, Inc.	72,349	11,425
Crown Castle International Corp.(ö)	3,300	276	Anthem, Inc.	4,400	664
Discover Financial Services	52,930	3,068	Baxter International, Inc.	3,354	230
E*Trade Financial Corp.(Æ)	8,000	230	Becton Dickinson and Co.	1,211	170
Equinix, Inc.(ö)	16,595	4,247	Biogen, Inc.(Æ)	13,034	4,874
Equity Residential(ö)	135	10	Bristol-Myers Squibb Co.	101,523	6,470
Everest Re Group, Ltd.	1,030	184	Cardinal Health, Inc.	87,100	7,346
FactSet Research Systems, Inc.	6,950	1,094	Celgene Corp.(Æ)	14,137	1,528
Fifth Third Bancorp	25,900	518	Cerner Corp.(Æ)	63,530	4,562
First American Financial Corp.	19,344	673	Clovis Oncology, Inc.(Æ)	10,694	859
First Niagara Financial Group, Inc.	111,350	1,013	Edwards Lifesciences Corp.(Æ)	7,790	987
Fiserv, Inc.(Æ)	20,040	1,555	Eli Lilly & Co.	37,361	2,685
FleetCor Technologies, Inc.(Æ)	10,635	1,711	Express Scripts Holding Co.(Æ)	72,428	6,258
Forest City Enterprises, Inc. Class A(Æ)	42,150	1,002	Gilead Sciences, Inc.(Æ)	51,306	5,157
Franklin Resources, Inc.	2,102	108	Halyard Health, Inc.(Æ)	289	14
Genworth Financial, Inc. Class A(Æ)	37,243	327	Health Net, Inc.(Æ)	8,900	468
Goldman Sachs Group, Inc. (The)	30,700	6,030	Humana, Inc.	14,771	2,446
Hartford Financial Services Group, Inc.	85,631	3,491	Illumina, Inc.(Æ)	6,725	1,239
Intercontinental Exchange, Inc.	16,300	3,660	Intuitive Surgical, Inc.(Æ)	1,906	945
Invesco, Ltd.	7,600	315	Johnson & Johnson	147,004	14,583
JPMorgan Chase & Co.	169,543	10,725	McKesson Corp.	19,788	4,421
Lincoln National Corp.	40,121	2,266	Medtronic PLC	188,750	14,052
Loews Corp.	122,200	5,088	Merck & Co., Inc.	207,355	12,350
Marsh & McLennan Cos., Inc.	3,427	193	Mylan NV(Æ)	49,610	3,585
MasterCard, Inc. Class A	94,171	8,495	Perrigo Co. PLC	4,461	818
McGraw Hill Financial, Inc.	19,807	2,066	Pfizer, Inc.	619,333	21,014
MetLife, Inc.	37,241	1,910	Qiagen NV(Æ)	21,000	500
Morgan Stanley	76,600	2,858	Receptos, Inc.(Æ)	5,752	847
Northern Trust Corp.	102,697	7,512	Regeneron Pharmaceuticals, Inc.(Æ)	6,144	2,811
NorthStar Realty Finance Corp.(ö)	18,287	343	Sanofi - ADR	44,167	2,233
Paramount Group, Inc.(ö)	5,635	103	St. Jude Medical, Inc.	18,785	1,316
PartnerRe, Ltd.	4,630	593	Stryker Corp.	2,096	193
Piedmont Office Realty Trust, Inc. Class A(ö)	15,332	268	Thermo Fisher Scientific, Inc.	20,273	2,548
PNC Financial Services Group, Inc. (The)	87,224	8,001	UnitedHealth Group, Inc.	48,481	5,401
Principal Financial Group, Inc.	9,500	486

See accompanying notes which are an integral part of the financial statements.

6 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Valeant Pharmaceuticals International, Inc.			United Continental Holdings, Inc.(Æ)	39,124	2,337
(Æ)	24,466	5,307	United Parcel Service, Inc. Class B	4,361	438
		167,455	United Technologies Corp.	21,308	2,424
			Wabtec Corp.	8,200	771
Materials and Processing - 3.9%			Waste Management, Inc.	1,604	79
Air Products & Chemicals, Inc.	486	70			115,203
Alcoa, Inc.	5,200	70
Bombardier, Inc. Class B	186,413	374	Technology - 12.7%
CRH PLC - ADR	167,400	4,679	Adobe Systems, Inc.(Æ)	33,261	2,530
Dow Chemical Co. (The)	13,400	683	Apple, Inc.	145,075	18,156
Ecolab, Inc.	41,692	4,669	ASML Holding NV Class G	20,100	2,152
EI du Pont de Nemours & Co.	26,474	1,938	Avnet, Inc.	3,811	162
Huntsman Corp.	79,179	1,825	Broadcom Corp. Class A	17,100	756
International Flavors & Fragrances, Inc.	12,090	1,387	CDK Global, Inc.	925	44
International Paper Co.	37,100	1,993	Cisco Systems, Inc.	205,509	5,925
LyondellBasell Industries Class A	914	95	Cognizant Technology Solutions Corp. Class
Monsanto Co.	96,650	11,014	A(Æ)	24,369	1,427
Mosaic Co. (The)	61,900	2,724	Electronic Arts, Inc.(Æ)	11,000	639
PPG Industries, Inc.	25,076	5,556	EMC Corp.	47,478	1,278
Praxair, Inc.	1,785	218	Facebook, Inc. Class A(Æ)	64,919	5,114
Precision Castparts Corp.	903	187	Google, Inc. Class C(Æ)	25,520	13,748
Rio Tinto PLC - ADR	37,400	1,675	Hewlett-Packard Co.	60,008	1,978
Rock-Tenn Co. Class A	7,500	472	Intel Corp.	356,319	11,598
Sherwin-Williams Co. (The)	2,890	803	International Business Machines Corp.	17,345	2,971
		40,432	Intuit, Inc.	13,800	1,385
			Juniper Networks, Inc.	21,800	576
Producer Durables - 11.1%			Lam Research Corp.	18,080	1,366
3M Co.	4,027	630	Leidos Holdings, Inc.	8,700	362
Accenture PLC Class A	3,909	362	LinkedIn Corp. Class A(Æ)	8,055	2,031
Aegean Marine Petroleum Network, Inc.	33,095	503	Marvell Technology Group, Ltd.	38,500	539
Automatic Data Processing, Inc.	72,489	6,128	Mentor Graphics Corp.	22,566	540
Boeing Co. (The)	46,325	6,640	Microsoft Corp.	247,371	12,032
Canadian Pacific Railway, Ltd.	10,788	2,056	NetApp, Inc.	15,600	566
CSX Corp.	78,735	2,842	NXP Semiconductors NV(Æ)	25,579	2,459
Cummins, Inc.	333	46	Oracle Corp.	214,539	9,358
Danaher Corp.	3,751	307	Palo Alto Networks, Inc.(Æ)	7,530	1,112
Deere & Co.	359	33	PMC-Sierra, Inc.(Æ)	15,500	131
Delphi Automotive PLC	11,552	959	Polycom, Inc.(Æ)	8,825	115
Delta Air Lines, Inc.	65,097	2,906	QUALCOMM, Inc.	134,207	9,126
Emerson Electric Co.	4,124	243	Red Hat, Inc.(Æ)	38,335	2,885
FedEx Corp.	21,417	3,632	Salesforce.com, Inc.(Æ)	32,856	2,393
General Dynamics Corp.	41,292	5,670	SAP SE - ADR	53,040	4,015
General Electric Co.	405,801	10,989	ServiceNow, Inc.(Æ)	19,704	1,475
Honeywell International, Inc.	133,873	13,510	Splunk, Inc.(Æ)	17,534	1,163
Huntington Ingalls Industries, Inc.	2,430	320	Symantec Corp.	75,108	1,872
Illinois Tool Works, Inc.	61,618	5,766	Synopsys, Inc.(Æ)	32,700	1,533
L-3 Communications Holdings, Inc.	15,920	1,829	Tableau Software, Inc. Class A(Æ)	11,000	1,076
Lockheed Martin Corp.	20,595	3,843	Texas Instruments, Inc.	6,659	361
Norfolk Southern Corp.	33,243	3,353	VMware, Inc. Class A(Æ)	5,252	463
Northrop Grumman Corp.	18,766	2,891	Vodafone Group PLC - ADR	131,122	4,615
Paychex, Inc.	36,300	1,757	Zynga, Inc. Class A(Æ)	86,600	212
Pentair PLC	55,000	3,418			132,239
Raytheon Co.	102,120	10,621
Rockwell Collins, Inc.	24,600	2,394	Utilities - 3.1%
Southwest Airlines Co.	143,700	5,828	American Electric Power Co., Inc.	29,835	1,697
Stanley Black & Decker, Inc.	43,500	4,293	AT&T, Inc.	360,024	12,471
Textron, Inc.	6,500	286	Dominion Resources, Inc.	1,064	76
Towers Watson & Co. Class A	4,300	546	Duke Energy Corp.	3,854	299
Union Pacific Corp.	42,861	4,553	Edison International	10,600	646

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 7

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Entergy Corp.	48,500		3,743
	Exelon Corp.	729		25
	FirstEnergy Corp.	4,293		154
	NextEra Energy, Inc.	3,901		394
	PG&E Corp.	12,532		663
	Southern Co.	16,016		710
	T-Mobile US, Inc.(Æ)	2,800		95
	Verizon Communications, Inc.	217,320		10,962
				31,935

	Total Common Stocks
	(cost $775,133)			985,585

	Investments in Other Funds - 0.0%
	Financial Services - 0.0%
	iShares Russell 1000 Value ETF	5,929		617
	Total Investments in Other Funds
	(cost $558)			617

Short	-Term Investments - 5.4%
	Russell U.S. Cash Management Fund	51,174,461	(8)	51,174
	United States Treasury Bills
	0.012% due 06/04/15 (ç)(~)(§)	2,500		2,500
	0.048% due 08/13/15 (ç)(~)(§)	2,500		2,500
	Total Short-Term Investments
	(cost $56,174)			56,174

	Total Investments 100.3%
	(identified cost $831,865)			1,042,376

	Other Assets and Liabilities, Net
-	(0.3%)			(3,412)
	Net Assets - 100.0%			1,038,964

See accompanying notes which are an integral part of the financial statements.

8 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional			Expiration	(Depreciation)
		Contracts	Amount			Date	$
Long Positions
Russell 1000 Index Mini Futures		98	USD	11,376		06/15	(62)
S&P 500 Index E-Mini Futures		292	USD	30,352		06/15	(130)
S&P E-Mini Consumer Discretionary Select Sector Index Futures		116	USD		5,613	06/15	(122)
S&P E-Mini Energy Select Sector Index Futures		71	USD		5,857	06/15	182
S&P E-Mini Technology Select Sector Index Futures		129	USD		5,493	06/15	67
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts							(65)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3			Total	% of Net Assets
Common Stocks
Consumer Discretionary	$159,252	$—		$—		$159,252	15.3
Consumer Staples	58,216	—		—		58,216	5.6
Energy	75,253	—		—		75,253	7.3
Financial Services	205,600	—		—		205,600	19.8
Health Care	167,455	—		—		167,455	16.1
Materials and Processing	40,432	—		—		40,432	3.9
Producer Durables	115,203	—		—		115,203	11.1
Technology	132,239	—		—		132,239	12.7
Utilities	31,935	—		—		31,935	3.1
Investments in Other Funds	617	—		—		617	—*
Short-Term Investments	—	56,174		—		56,174	5.4
Total Investments	986,202	56,174		—		1,042,376	100.3
Other Assets and Liabilities, Net							(0.3)
							100.0
Other Financial Instruments
Futures Contracts	(65)	—		—		(65)	(—)*
Total Other Financial Instruments**	$(65)	$—		$—		$(65)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 9

Russell Investment Company
Russell U.S. Core Equity Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$249

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$314

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$7,235

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,394)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$531	$	— $	531
Total	$531	$	— $	531

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$531	$	— $	531	$—
Total	$531	$	— $	531	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 11

Russell Investment Company
Russell U.S. Core Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$831,865
Investments, at fair value(>)	1,042,376
Receivables:
Dividends and interest	827
Investments sold	12,111
Fund shares sold	187
Prepaid expenses	16
Total assets	1,055,517

Liabilities
Payables:
Investments purchased	13,712
Fund shares redeemed	1,415
Accrued fees to affiliates	733
Other accrued expenses	162
Variation margin on futures contracts	531
Total liabilities	16,553

Net Assets	$1,038,964

See accompanying notes which are an integral part of the financial statements.

12 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(316)
Accumulated net realized gain (loss)	211,504
Unrealized appreciation (depreciation) on:
Investments	210,511
Futures contracts	(65)
Shares of beneficial interest	268
Additional paid-in capital	617,062
Net Assets	$1,038,964

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$38.80
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$41.17
Class A — Net assets	$36,016,711
Class A — Shares outstanding ($.01 par value)	928,319
Net asset value per share: Class C(#)	$38.19
Class C — Net assets	$54,077,210
Class C — Shares outstanding ($.01 par value)	1,415,874
Net asset value per share: Class E(#)	$38.83
Class E — Net assets	$10,249,823
Class E — Shares outstanding ($.01 par value)	263,985
Net asset value per share: Class I(#)	$38.73
Class I — Net assets	$525,426,944
Class I — Shares outstanding ($.01 par value)	13,567,667
Net asset value per share: Class S(#)	$38.75
Class S — Net assets	$400,767,239
Class S — Shares outstanding ($.01 par value)	10,343,122
Net asset value per share: Class Y(#)	$38.68
Class Y — Net assets	$12,425,733
Class Y — Shares outstanding ($.01 par value)	321,215
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$51,174
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 13

Russell Investment Company
Russell U.S. Core Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands

Investment Income
Dividends	$14,174
Dividends from affiliated Russell funds	27
Total investment income	14,201

Expenses
Advisory fees	4,246
Administrative fees	367
Custodian fees	160
Distribution fees - Class A	46
Distribution fees - Class C	204
Transfer agent fees - Class A	36
Transfer agent fees - Class C	54
Transfer agent fees - Class E	11
Transfer agent fees - Class I	326
Transfer agent fees - Class S	417
Transfer agent fees - Class Y	11
Professional fees	46
Registration fees	54
Shareholder servicing fees - Class C	68
Shareholder servicing fees - Class E	13
Trustees’ fees	22
Printing fees	25
Miscellaneous	25
Total expenses	6,131
Net investment income (loss)	8,070

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	219,418
Futures contracts	7,235
Net realized gain (loss)	226,653
Net change in unrealized appreciation (depreciation) on:
Investments	(142,790)
Futures contracts	(1,394)
Net change in unrealized appreciation (depreciation)	(144,184)
Net realized and unrealized gain (loss)	82,469
Net Increase (Decrease) in Net Assets from Operations	$90,539

See accompanying notes which are an integral part of the financial statements.

14 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,070	$25,106
Net realized gain (loss)	226,653	283,715
Net change in unrealized appreciation (depreciation)	(144,184)	(34,287)
Net increase (decrease) in net assets from operations	90,539	274,534

Distributions
From net investment income
Class A	(266)	(320)
Class C	(285)	(211)
Class E	(74)	(153)
Class I	(4,835)	(7,259)
Class S	(3,536)	(5,100)
Class Y	(1,675)	(10,752)
From net realized gain
Class A	(5,083)	—
Class C	(7,688)	—
Class E	(1,465)	—
Class I	(78,180)	—
Class S	(59,594)	—
Class Y	(95,647)	—
Net decrease in net assets from distributions	(258,328)	(23,795)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(604,206)	(567,295)
Total Net Increase (Decrease) in Net Assets	(771,995)	(316,556)

Net Assets
Beginning of period	1,810,959	2,127,515
End of period	$1,038,964	$1,810,959
Undistributed (overdistributed) net investment income included in net assets	$(316)	$2,285

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 15

Russell Investment Company
Russell U.S. Core Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	59	$2,330	87	$3,527
Proceeds from reinvestment of distributions	138	5,317	8	317
Payments for shares redeemed	(108)	(4,248)	(133)	(5,377)
Net increase (decrease)	89	3,399	(38)	(1,533)
Class C
Proceeds from shares sold	48	1,838	80	3,165
Proceeds from reinvestment of distributions	208	7,930	5	209
Payments for shares redeemed	(115)	(4,505)	(269)	(10,831)
Net increase (decrease)	141	5,263	(184)	(7,457)
Class E
Proceeds from shares sold	9	379	23	920
Proceeds from reinvestment of distributions	40	1,528	3	152
Payments for shares redeemed	(49)	(2,019)	(277)	(11,483)
Net increase (decrease)	—	(112)	(251)	(10,411)
Class I
Proceeds from shares sold	431	16,662	1,230	50,569
Proceeds from reinvestment of distributions	2,139	82,418	173	7,189
Payments for shares redeemed	(2,234)	(88,404)	(3,380)	(139,008)
Net increase (decrease)	336	10,676	(1,977)	(81,250)
Class S
Proceeds from shares sold	544	21,507	1,103	44,906
Proceeds from reinvestment of distributions	1,606	61,924	121	5,010
Payments for shares redeemed	(1,723)	(67,910)	(3,119)	(127,204)
Net increase (decrease)	427	15,521	(1,895)	(77,288)
Class Y
Proceeds from shares sold	158	6,425	722	29,244
Proceeds from reinvestment of distributions	2,529	97,322	260	10,752
Payments for shares redeemed	(18,749)	(742,700)	(10,596)	(429,352)
Net increase (decrease)	(16,062)	(638,953)	(9,614)	(389,356)
Total increase (decrease)	(15,069)	$(604,206)	(13,959)	$(567,295)

See accompanying notes which are an integral part of the financial statements.

16 Russell U.S. Core Equity Fund

(This page intentionally left blank)

Russell Investment Company
Russell U.S. Core Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	43.30	.14	1.76	1.90	(.29)	(6.11)
October 31, 2014	38.17	.39	5.12	5.51	(.38)	—
October 31, 2013	30.29	.31	7.88	8.19	(.31)	—
October 31, 2012	27.08	.21	3.23	3.44	(.23)	—
October 31, 2011	26.05	.17	1.03	1.20	(.17)	—
October 31, 2010	22.76	.13	3.29	3.42	(.13)	—

Class C
April 30, 2015*	42.78	(.01)	1.73	1.72	(.20)	(6.11)
October 31, 2014	37.78	.08	5.07	5.15	(.15)	—
October 31, 2013	30.01	.05	7.80	7.85	(.08)	—
October 31, 2012	26.89	(.01)	3.20	3.19	(.07)	—
October 31, 2011	25.91	(.03)	1.03	1.00	(.02)	—
October 31, 2010	22.69	(.05)	3.27	3.22	—(f)	—

Class E
April 30, 2015*	43.33	.14	1.75	1.89	(.28)	(6.11)
October 31, 2014	38.17	.40	5.13	5.53	(.37)	—
October 31, 2013	30.29	.32	7.87	8.19	(.31)	—
October 31, 2012	27.06	.23	3.21	3.44	(.21)	—
October 31, 2011	26.02	.20	1.03	1.23	(.19)	—
October 31, 2010	22.73	.16	3.29	3.45	(.16)	—

Class I
April 30, 2015*	43.24	.20	1.76	1.96	(.36)	(6.11)
October 31, 2014	38.10	.52	5.13	5.65	(.51)	—
October 31, 2013	30.24	.42	7.86	8.28	(.42)	—
October 31, 2012	27.04	.31	3.22	3.53	(.33)	—
October 31, 2011	26.01	.27	1.02	1.29	(.26)	—
October 31, 2010	22.72	.21	3.30	3.51	(.22)	—

Class S
April 30, 2015*	43.26	.19	1.75	1.94	(.34)	(6.11)
October 31, 2014	38.12	.49	5.13	5.62	(.48)	—
October 31, 2013	30.26	.39	7.86	8.25	(.39)	—
October 31, 2012	27.04	.28	3.23	3.51	(.29)	—
October 31, 2011	26.01	.24	1.03	1.27	(.24)	—
October 31, 2010	22.72	.19	3.29	3.48	(.19)	—

Class Y
April 30, 2015*	43.19	.26	1.72	1.98	(.38)	(6.11)
October 31, 2014	38.06	.58	5.11	5.69	(.56)	—
October 31, 2013	30.21	.46	7.85	8.31	(.46)	—
October 31, 2012	27.02	.33	3.23	3.56	(.37)	—
October 31, 2011	25.99	.29	1.03	1.32	(.29)	—
October 31, 2010	22.71	.23	3.29	3.52	(.24)	—

See accompanying notes which are an integral part of the financial statements.

18 Russell U.S. Core Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(6.40)	38.80	4.55	36,017	1.09	1.09	.70	41
(.38)	43.30	14.49	36,334	1.08	1.08	.95	73
(.31)	38.17	27.19	33,491	1.07	1.07	.90	97
(.23)	30.29	12.73	29,349	1.07	1.07	.72	117
(.17)	27.08	4.60	29,238	1.07	1.07	.62	90
(.13)	26.05	15.10	25,461	1.06	1.06	.52	97

(6.31)	38.19	4.15	54,077	1.84	1.84	(.05)	41
(.15)	42.78	13.66	54,530	1.83	1.83	.21	73
(.08)	37.78	26.23	55,105	1.82	1.82	.16	97
(.07)	30.01	11.89	53,222	1.82	1.82	(.02)	117
(.02)	26.89	3.81	61,417	1.82	1.82	(.13)	90
—(f)	25.91	14.24	76,345	1.81	1.81	(.22)	97

(6.39)	38.83	4.54	10,250	1.09	1.09	.71	41
(.37)	43.33	14.52	11,449	1.08	1.08	.97	73
(.31)	38.17	27.18	19,657	1.07	1.06	.95	97
(.21)	30.29	12.78	25,075	1.07	1.02	.81	117
(.19)	27.06	4.67	67,675	1.07	.99	.71	90
(.16)	26.02	15.23	88,999	1.06	.95	.63	97

(6.47)	38.73	4.71	525,427.76		.76	1.03	41
(.51)	43.24	14.90	572,064.75		.75	1.28	73
(.42)	38.10	27.59	579,477.74		.74	1.23	97
(.33)	30.24	13.13	597,630.74		.74	1.07	117
(.26)	27.04	4.95	887,294.74		.74	.96	90
(.22)	26.01	15.52	969,214.73		.72	.86	97

(6.45)	38.75	4.67	400,767.84		.84	.95	41
(.48)	43.26	14.80	428,952.83		.83	1.20	73
(.39)	38.12	27.51	450,265.82		.82	1.15	97
(.29)	30.26	13.01	440,333.82		.82	.99	117
(.24)	27.04	4.87	1,509,859.82		.82	.87	90
(.19)	26.01	15.40	1,367,750.81		.81	.77	97

(6.49)	38.68	4.77	12,426.64		.64	1.30	41
(.56)	43.19	15.02	707,630.63		.63	1.42	73
(.46)	38.06	27.74	989,520.62		.62	1.35	97
(.37)	30.21	13.24	1,031,582.64		.64	1.16	117
(.29)	27.02	5.06	1,239,602.64		.64	1.05	90
(.24)	25.99	15.57	1,372,658.64		.64	.96	97

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 19

Russell Investment Company
Russell U.S. Defensive Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,028.50	$1,019.29
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$5.58	$5.56

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,024.80	$1,015.57
	Expenses Paid During Period*	$9.34	$9.30
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.86%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,028.60	$1,019.29
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$5.58	$5.56
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

20 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,030.20	$1,020.93
Expenses Paid During Period*	$3.93	$3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,029.90	$1,020.53
Expenses Paid During Period*	$4.33	$4.31

* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,031.00	$1,021.52
Expenses Paid During Period*	$3.32	$3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Defensive Equity Fund 21

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.9%			Kellogg Co.	5,252	333
Consumer Discretionary - 11.1%			Kimberly-Clark Corp.	62,945	6,904
21st Century Fox, Inc.(Æ)	10,014	341	Kraft Foods Group, Inc.(Æ)	1,219	103
AutoZone, Inc.(Æ)	8,631	5,806	Kroger Co. (The)	113,639	7,831
Bed Bath & Beyond, Inc.(Æ)	3,300	232	Lorillard, Inc.	11,100	775
CBS Corp. Class B	17,490	1,087	McCormick & Co., Inc.	200	15
Choice Hotels International, Inc.	14,174	849	Mead Johnson Nutrition Co. Class A	2,300	221
Comcast Corp. Class A(Æ)	113,415	6,551	Molson Coors Brewing Co. Class B	33,472	2,461
Costco Wholesale Corp.	57,494	8,224	Mondelez International, Inc. Class A	162,097	6,220
DIRECTV(Æ)	7,385	670	Monster Beverage Corp.(Æ)	19,809	2,716
Dollar General Corp.	13,707	997	PepsiCo, Inc.	172,587	16,416
Dollar Tree, Inc.(Æ)	6,700	512	Philip Morris International, Inc.	93,887	7,837
Domino's Pizza, Inc.	39,778	4,290	Procter & Gamble Co. (The)	264,230	21,009
Dunkin' Brands Group, Inc.	2,408	125	Reynolds American, Inc.	40,764	2,988
Estee Lauder Cos., Inc. (The) Class A	22,357	1,817	Sysco Corp.	2,393	89
Foot Locker, Inc.	29,360	1,745	Walgreens Boots Alliance, Inc.	46,283	3,838
Gap, Inc. (The)	29,319	1,162			134,919
Genuine Parts Co.	8,200	737
Home Depot, Inc.	155,774	16,665	Energy - 8.2%
Leggett & Platt, Inc.	12,000	510	Baker Hughes, Inc.	8,366	573
Lowe's Cos., Inc.	81,987	5,646	California Resources Corp.	27,963	260
Marriott International, Inc. Class A	61,893	4,954	Chevron Corp.	226,975	25,208
McDonald's Corp.	16,898	1,631	ConocoPhillips	54,992	3,735
Nike, Inc. Class B	11,960	1,182	Dril-Quip, Inc.(Æ)	297	24
NVR, Inc.(Æ)	1,050	1,393	EQT Corp.	12,518	1,126
Omnicom Group, Inc.	2,284	173	Exxon Mobil Corp.	430,114	37,579
O'Reilly Automotive, Inc.(Æ)	6,482	1,412	FMC Technologies, Inc.(Æ)	186	8
Panera Bread Co. Class A(Æ)	1,200	219	Halliburton Co.	15,743	771
Polaris Industries, Inc.	600	82	Helmerich & Payne, Inc.	577	45
Ralph Lauren Corp. Class A	11,190	1,493	Hess Corp.	555	43
Ross Stores, Inc.	32,161	3,180	Marathon Oil Corp.	73,815	2,296
Starbucks Corp.	71,250	3,533	Marathon Petroleum Corp.	4,390	433
Target Corp.	19,670	1,551	National Oilwell Varco, Inc.	16,510	898
Time Warner, Inc.	128,007	10,805	NOW, Inc.(Æ)	1,649	39
TJX Cos., Inc.	114,914	7,417	Occidental Petroleum Corp.	113,502	9,091
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	5,200	786	Oceaneering International, Inc.	1,118	62
VF Corp.	72,247	5,233	PBF Energy, Inc. Class A	16,700	474
Viacom, Inc. Class B	35,013	2,432	Phillips 66(Æ)	31,053	2,463
Wal-Mart Stores, Inc.	95,605	7,462	Schlumberger, Ltd.	64,439	6,096
Walt Disney Co. (The)	123,678	13,446	Southwestern Energy Co.(Æ)	301	8
Yum! Brands, Inc.	1,645	141	Spectra Energy Corp.	9,852	367
		126,491	Valero Energy Corp.	22,900	1,303
			World Fuel Services Corp.	131	7
Consumer Staples - 11.9%					92,909
Altria Group, Inc.	267,083	13,367
Archer-Daniels-Midland Co.	32,466	1,587	Financial Services - 14.2%
Bunge, Ltd.	3,000	259	ACE, Ltd.	57,376	6,139
Campbell Soup Co.	1,505	67	Aflac, Inc.	1,441	91
Casey's General Stores, Inc.	4,400	362	Alleghany Corp.(Æ)	100	47
Church & Dwight Co., Inc.	500	41	Allied World Assurance Co. Holdings	29,600	1,218
Coca-Cola Co. (The)	373,525	15,150	Allstate Corp. (The)	12,266	854
Coca-Cola Enterprises, Inc.	18,849	837	American Express Co.	26,800	2,076
Colgate-Palmolive Co.	10,900	733	American Financial Group, Inc.	18,718	1,183
ConAgra Foods, Inc.	39,600	1,432	American Tower Corp. Class A(ö)	6,000	567
Constellation Brands, Inc. Class A	14,453	1,676	Ameriprise Financial, Inc.	4,490	562
CVS Health Corp.	82,791	8,220	Aon PLC	32,400	3,118
Dr Pepper Snapple Group, Inc.	95,875	7,150	Arch Capital Group, Ltd.(Æ)	33,600	2,039
General Mills, Inc.	39,416	2,181	AvalonBay Communities, Inc.(ö)	11,190	1,839
Hershey Co. (The)	22,852	2,101	Axis Capital Holdings, Ltd.	13,841	721

See accompanying notes which are an integral part of the financial statements.

22 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Bank of New York Mellon Corp. (The)	2,400	102	Voya Financial, Inc.	44,400	1,880
BB&T Corp.	50,947	1,951	Wells Fargo & Co.	503,739	27,756
Berkshire Hathaway, Inc. Class B(Æ)	115,088	16,252	White Mountains Insurance Group, Ltd.	1,700	1,149
BlackRock, Inc. Class A	76	28	WisdomTree Investments, Inc.	10,300	196
Boston Properties, Inc.(ö)	6,417	849	WR Berkley Corp.	40,600	1,989
Broadridge Financial Solutions, Inc.	12,000	647	XL Group PLC Class A	48,570	1,801
CBOE Holdings, Inc.	17,200	968			161,095
Chubb Corp. (The)	2,226	219
CME Group, Inc. Class A	4,202	382	Health Care - 14.1%
Crown Castle International Corp.(ö)	6,200	518	Abbott Laboratories	130,365	6,052
Cullen/Frost Bankers, Inc.	10,684	779	AbbVie, Inc.	58,942	3,811
DCT Industrial Trust, Inc.(ö)	1,985	66	Aetna, Inc.	49,727	5,314
Discover Financial Services	35,200	2,040	Alexion Pharmaceuticals, Inc.(Æ)	3,985	674
Dun & Bradstreet Corp. (The)	600	77	AmerisourceBergen Corp. Class A	56,500	6,458
Endurance Specialty Holdings, Ltd.	3,700	223	Amgen, Inc.	52,189	8,241
Equifax, Inc.	5,200	504	Becton Dickinson and Co.	18,894	2,662
Equity Residential(ö)	8,500	628	Biogen, Inc.(Æ)	8,124	3,038
Erie Indemnity Co. Class A	3,618	299	Boston Scientific Corp.(Æ)	52,049	928
Everest Re Group, Ltd.	17,640	3,156	Bristol-Myers Squibb Co.	65,120	4,150
FactSet Research Systems, Inc.	14,110	2,221	Cardinal Health, Inc.	111,945	9,441
Federal Realty Investment Trust(ö)	10,300	1,377	Celgene Corp.(Æ)	19,070	2,061
Fidelity National Information Services, Inc.	55,253	3,453	Cerner Corp.(Æ)	2,400	172
Fiserv, Inc.(Æ)	80,371	6,237	Cigna Corp.	13,691	1,706
FNFV Group(Æ)	44,193	661	Cooper Cos., Inc. (The)	3,200	570
Franklin Resources, Inc.	1,438	74	CR Bard, Inc.	16,372	2,727
Global Payments, Inc.	2,200	221	Dentsply International, Inc.	600	31
Hanover Insurance Group, Inc. (The)	20,544	1,409	Edwards Lifesciences Corp.(Æ)	1,900	241
HCC Insurance Holdings, Inc.	12,800	729	Eli Lilly & Co.	74,295	5,340
Intercontinental Exchange, Inc.	4,428	994	Express Scripts Holding Co.(Æ)	16,432	1,420
Invesco, Ltd.	34,538	1,431	Gilead Sciences, Inc.(Æ)	10,410	1,046
Jack Henry & Associates, Inc.	3,795	252	Halyard Health, Inc.(Æ)	8,172	396
Kilroy Realty Corp.(ö)	1,015	72	Humana, Inc.	14,169	2,346
M&T Bank Corp.	5,200	622	Intuitive Surgical, Inc.(Æ)	700	347
Markel Corp.(Æ)	1,600	1,185	Johnson & Johnson	251,381	24,937
Marsh & McLennan Cos., Inc.	33,320	1,871	McKesson Corp.	24,780	5,536
MasterCard, Inc. Class A	75,053	6,770	Medtronic PLC	5,827	434
MetLife, Inc.	12,900	662	Merck & Co., Inc.	264,983	15,782
MFA Financial, Inc.(ö)	104,900	815	Patterson Cos., Inc.	6,400	301
NASDAQ OMX Group, Inc. (The)	31,397	1,527	Perrigo Co. PLC	230	42
Northern Trust Corp.	15,500	1,134	Pfizer, Inc.	772,263	26,203
PartnerRe, Ltd.	37,023	4,739	ResMed, Inc.	3,500	224
PNC Financial Services Group, Inc. (The)	21,527	1,975	Sirona Dental Systems, Inc.(Æ)	3,100	288
Principal Financial Group, Inc.	8,100	414	Stryker Corp.	39,385	3,633
ProAssurance Corp.	900	40	Teleflex, Inc.	7,600	934
Progressive Corp. (The)	76,200	2,031	Thermo Fisher Scientific, Inc.	16,757	2,106
Public Storage(ö)	4,100	770	UnitedHealth Group, Inc.	95,917	10,685
Realty Income Corp.(ö)	17,800	836	Varian Medical Systems, Inc.(Æ)	100	9
Reinsurance Group of America, Inc. Class A	24,276	2,224	Zoetis, Inc. Class A	14,800	657
RenaissanceRe Holdings, Ltd.	400	41			160,943
Simon Property Group, Inc.(ö)	41,002	7,441
Taubman Centers, Inc.(ö)	12,600	907	Materials and Processing - 2.5%
TD Ameritrade Holding Corp.	18,239	661	Air Products & Chemicals, Inc.	326	47
Thomson Reuters Corp.	3,707	152	Ball Corp.	32,500	2,386
Torchmark Corp.	1,000	56	Crown Holdings, Inc.(Æ)	58,361	3,167
Travelers Cos., Inc. (The)	28,078	2,839	Ecolab, Inc.	1,091	122
Two Harbors Investment Corp.(ö)	36,000	378	EI du Pont de Nemours & Co.	65,582	4,801
US Bancorp	39,864	1,709	International Flavors & Fragrances, Inc.	24,360	2,795
Validus Holdings, Ltd.	5,500	230	LyondellBasell Industries Class A	18,799	1,946
Visa, Inc. Class A	227,431	15,022	Monsanto Co.	1,167	133

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 23

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Mosaic Co. (The)	16,300	717	Technology - 13.4%
NewMarket Corp.	100	45	Adobe Systems, Inc.(Æ)	25,217	1,918
Packaging Corp. of America	18,144	1,255	Amdocs, Ltd.	19,400	1,068
PPG Industries, Inc.	10,065	2,230	Amphenol Corp. Class A	23,100	1,279
Praxair, Inc.	1,199	146	Apple, Inc.	270,917	33,905
Precision Castparts Corp.	1,155	239	Aspen Technology, Inc.(Æ)	5,800	258
Sherwin-Williams Co. (The)	12,670	3,522	Avago Technologies, Ltd. Class A	52,449	6,130
Sigma-Aldrich Corp.	13,900	1,931	CDK Global, Inc.	30,209	1,448
Sonoco Products Co.	27,652	1,236	Cisco Systems, Inc.	44,199	1,274
Valspar Corp.	8,280	671	Cognizant Technology Solutions Corp. Class
Westlake Chemical Corp.	12,200	951	A(Æ)	65,537	3,837
		28,340	DST Systems, Inc.	11,124	1,280
			EMC Corp.	136,800	3,681
Producer Durables - 11.2%			F5 Networks, Inc.(Æ)	26,495	3,233
3M Co.	15,754	2,464	Facebook, Inc. Class A(Æ)	97,741	7,699
Accenture PLC Class A	68,375	6,335	Gartner, Inc.(Æ)	600	50
Automatic Data Processing, Inc.	35,551	3,005	Google, Inc. Class C(Æ)	24,661	13,396
Boeing Co. (The)	17,370	2,490	Intel Corp.	420,019	13,672
Canadian Pacific Railway, Ltd.	6,041	1,151	International Business Machines Corp.	23,675	4,055
CH Robinson Worldwide, Inc.	22,000	1,417	Intuit, Inc.	30,198	3,030
Cintas Corp.	49,024	3,919	KLA-Tencor Corp.	39,354	2,314
CSX Corp.	137,155	4,950	Microsoft Corp.	564,317	27,448
Cummins, Inc.	7,437	1,028	Oracle Corp.	88,932	3,879
Danaher Corp.	2,410	197	QUALCOMM, Inc.	132,732	9,026
Deere & Co.	278	25	Skyworks Solutions, Inc.	21,800	2,011
Emerson Electric Co.	24,045	1,415	Synopsys, Inc.(Æ)	64,900	3,043
FedEx Corp.	12,340	2,093	Texas Instruments, Inc.	54,836	2,973
Fluor Corp.	13,079	787	VMware, Inc. Class A(Æ)	8,980	791
General Dynamics Corp.	66,076	9,074			152,698
General Electric Co.	26,926	729
Honeywell International, Inc.	93,667	9,453	Utilities - 7.3%
IDEX Corp.	14,149	1,061	AGL Resources, Inc.	24,081	1,211
Illinois Tool Works, Inc.	1,290	121	Alliant Energy Corp.	1,200	73
L-3 Communications Holdings, Inc.	36,935	4,244	Ameren Corp.	1,200	49
Landstar System, Inc.	11,200	698	American Electric Power Co., Inc.	45,957	2,614
Lockheed Martin Corp.	41,899	7,818	American Water Works Co., Inc.	37,300	2,034
Norfolk Southern Corp.	31,406	3,167	AT&T, Inc.	267,404	9,263
Northrop Grumman Corp.	30,959	4,769	Atmos Energy Corp.	14,900	805
Old Dominion Freight Line, Inc.(Æ)	49,293	3,506	CenterPoint Energy, Inc.	5,499	115
PACCAR, Inc.	15,090	986	CenturyLink, Inc.	33,294	1,197
Pall Corp.	14,273	1,389	CMS Energy Corp.	83,741	2,841
Parker-Hannifin Corp.	15,750	1,880	Consolidated Edison, Inc.	14,600	899
Paychex, Inc.	64,290	3,111	Dominion Resources, Inc.	736	53
Raytheon Co.	43,381	4,512	DTE Energy Co.	7,700	613
Republic Services, Inc. Class A	34,200	1,390	Duke Energy Corp.	11,463	889
Robert Half International, Inc.	9,900	549	Edison International	84,932	5,176
Rockwell Collins, Inc.	28,254	2,750	Entergy Corp.	90,283	6,968
Snap-on, Inc.	22,304	3,336	Eversource Energy	3,900	190
Southwest Airlines Co.	24,000	973	Exelon Corp.	55,639	1,893
Stericycle, Inc.(Æ)	900	120	Hawaiian Electric Industries, Inc.	33,200	1,039
Union Pacific Corp.	147,447	15,663	Integrys Energy Group, Inc.	12,100	885
United Parcel Service, Inc. Class B	2,884	290	ITC Holdings Corp.	24,200	871
United Technologies Corp.	94,965	10,802	NextEra Energy, Inc.	86,089	8,689
Wabtec Corp.	13,700	1,288	NiSource, Inc.	57,025	2,476
Waste Connections, Inc.	700	33	ONE Gas, Inc.	26,983	1,132
Waste Management, Inc.	21,840	1,082	PG&E Corp.	77,381	4,095
WW Grainger, Inc.	7,093	1,762	Pinnacle West Capital Corp.	7,800	477
		127,832	PPL Corp.	58,992	2,007
			Public Service Enterprise Group, Inc.	9,400	390

See accompanying notes which are an integral part of the financial statements.

24 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Questar Corp.	48,912		1,146
	SCANA Corp.	3,700		196
	Sempra Energy	25,900		2,750
	Southern Co.	13,702		607
	TECO Energy, Inc.	22,900		434
	TransCanada Corp.	3,126		145
	UGI Corp.	43,250		1,506
	Vectren Corp.	3,100		134
	Verizon Communications, Inc.	281,136		14,181
	Westar Energy, Inc. Class A	19,600		738
	Wisconsin Energy Corp.	800		39
	Xcel Energy, Inc.	64,114		2,174
				82,994

	Total Common Stocks
	(cost $930,257)			1,068,221

Short	-Term Investments - 5.7%
	Russell U.S. Cash Management Fund	55,433,934	(8)	55,434
	United States Treasury Bills
	Zero coupon due 05/07/15(ç)(~)(§)	9,000		9,000
	Total Short-Term Investments
	(cost $64,434)			64,434

	Total Investments 99.6%
	(identified cost $994,691)			1,132,655

	Other Assets and Liabilities, Net
	- 0.4%			4,262
	Net Assets - 100.0%			1,136,917

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 25

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
S&P 500 Index E-Mini Futures			90	USD	9,355		06/15	(109)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(109)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
S&P 500 Index	Put	60	1,970.00	USD		6	05/01/15	—
S&P 500 Index	Put	57	2,015.00	USD		6	05/08/15	(15)
S&P 500 Index	Put	59	1,995.00	USD		6	05/15/15	(23)
S&P 500 Index	Put	59	2,030.00	USD		6	05/22/15	(71)
Total Liability for Options Written (premiums received $167)								(109)

Transactions in options written contracts for the period ended April 30, 2015 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2014				167		$147
Opened				1,400	1,139
Closed				(1,332)	(1,119)
Expired				—		—
Outstanding April 30, 2015				235		$167

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary		Level 1	Level 2		Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary		$126,491	$—		$—		$126,491	11.1
Consumer Staples		134,919	—		—		134,919	11.9
Energy		92,909	—		—		92,909	8.2
Financial Services		161,095	—		—		161,095	14.2
Health Care		160,943	—		—		160,943	14.1
Materials and Processing		28,340	—		—		28,340	2.5
Producer Durables		127,832	—		—		127,832	11.2
Technology		152,698	—		—		152,698	13.4
Utilities		82,994	—		—		82,994	7.3
Short-Term Investments		—	64,434		—		64,434	5.7
Total Investments		1,068,221	64,434		—		1,132,655	99.6
Other Assets and Liabilities, Net								0.4
								100.0
Other Financial Instruments
Futures Contracts		(109)	—		—		(109)	(—)*
Options Written		(109)	—		—		(109)	(—)*
Total Other Financial Instruments**		$(218)	$—		$—		$(218)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the financial statements.

26 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 27

Russell Investment Company
Russell U.S Defensive Equity Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$109
Options written, at fair value	109
Total	$218
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$555
Options written	1,118
Total	$1,673

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(840)
Options written	(60)
Total	$(900)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

28 Russell U.S Defensive Equity Fund

Russell Investment Company
Russell U.S Defensive Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$103	$	— $	103
Options Written Contracts	Options written, at fair value	109	—	109
Total	$212	$	— $	212

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Goldman Sachs	$109	$	— $	109	$—
Merrill Lynch	103		—	103	—
Total	$212	$	— $	212	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S Defensive Equity Fund 29

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$994,691
Investments, at fair value(>)	1,132,655
Cash (restricted)(a)(b)	11,674
Foreign currency holdings(^)	1
Receivables:
Dividends and interest	897
Dividends from affiliated Russell funds	4
Investments sold	8,235
Fund shares sold	104
Prepaid expenses	13
Total assets	1,153,583

Liabilities
Payables:
Investments purchased	10,542
Fund shares redeemed	4,976
Accrued fees to affiliates	705
Other accrued expenses	231
Variation margin on futures contracts	103
Options written, at fair value(x)	109
Total liabilities	16,666

Net Assets	$1,136,917

See accompanying notes which are an integral part of the financial statements.

30 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$80
Accumulated net realized gain (loss)	(91,493)
Unrealized appreciation (depreciation) on:
Investments	137,964
Futures contracts	(109)
Options written	58
Shares of beneficial interest	242
Additional paid-in capital	1,090,175
Net Assets	$1,136,917

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$47.07
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$49.94
Class A — Net assets	$25,845,272
Class A — Shares outstanding ($.01 par value)	549,032
Net asset value per share: Class C(#)	$46.84
Class C — Net assets	$49,993,661
Class C — Shares outstanding ($.01 par value)	1,067,439
Net asset value per share: Class E(#)	$47.13
Class E — Net assets	$8,845,950
Class E — Shares outstanding ($.01 par value)	187,712
Net asset value per share: Class I(#)	$47.07
Class I — Net assets	$222,801,596
Class I — Shares outstanding ($.01 par value)	4,733,362
Net asset value per share: Class S(#)	$47.14
Class S — Net assets	$227,610,307
Class S — Shares outstanding ($.01 par value)	4,828,734
Net asset value per share: Class Y(#)	$47.07
Class Y — Net assets	$601,820,047
Class Y — Shares outstanding ($.01 par value)	12,785,028
Amounts in thousands
(^) Foreign currency holdings - cost	$1
(x) Premiums received on options written	$167
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$55,434
(a) Cash Collateral for Futures	$9,983
(b) Cash Collateral for Options	$1,691
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 31

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$12,973
Dividends from affiliated Russell funds	26
Total investment income	12,999

Expenses
Advisory fees	3,220
Administrative fees	278
Custodian fees	211
Distribution fees - Class A	33
Distribution fees - Class C	190
Transfer agent fees - Class A	26
Transfer agent fees - Class C	50
Transfer agent fees - Class E	9
Transfer agent fees - Class I	148
Transfer agent fees - Class S	258
Transfer agent fees - Class Y	13
Professional fees	45
Registration fees	48
Shareholder servicing fees - Class C	63
Shareholder servicing fees - Class E	11
Trustees’ fees	15
Printing fees	18
Miscellaneous	20
Total expenses	4,656
Net investment income (loss)	8,343

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	55,397
Futures contracts	555
Options written	1,118
Net realized gain (loss)	57,070
Net change in unrealized appreciation (depreciation) on:
Investments	(29,289)
Futures contracts	(840)
Options written	(60)
Net change in unrealized appreciation (depreciation)	(30,189)
Net realized and unrealized gain (loss)	26,881
Net Increase (Decrease) in Net Assets from Operations	$35,224

See accompanying notes which are an integral part of the financial statements.

32 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,343	$16,727
Net realized gain (loss)	57,070	200,827
Net change in unrealized appreciation (depreciation)	(30,189)	(15,658)
Net increase (decrease) in net assets from operations	35,224	201,896

Distributions
From net investment income
Class A	(151)	(256)
Class C	(106)	(120)
Class E	(51)	(133)
Class I	(1,834)	(3,611)
Class S	(1,786)	(3,314)
Class Y	(4,700)	(9,491)
Net decrease in net assets from distributions	(8,628)	(16,925)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(98,617)	(205,576)
Total Net Increase (Decrease) in Net Assets	(72,021)	(20,605)

Net Assets
Beginning of period	1,208,938	1,229,543
End of period	$1,136,917	$1,208,938
Undistributed (overdistributed) net investment income included in net assets	$80	$365

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 33

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	56	$2,614	59	$2,498
Proceeds from reinvestment of distributions	3	145	6	229
Payments for shares redeemed	(58)	(2,743)	(166)	(7,108)
Net increase (decrease)	1	16	(101)	(4,381)
Class C
Proceeds from shares sold	35	1,601	97	4,047
Proceeds from reinvestment of distributions	2	104	3	118
Payments for shares redeemed	(79)	(3,689)	(200)	(8,493)
Net increase (decrease)	(42)	(1,984)	(100)	(4,328)
Class E
Proceeds from shares sold	7	350	15	621
Proceeds from reinvestment of distributions	1	50	3	132
Payments for shares redeemed	(29)	(1,352)	(237)	(10,348)
Net increase (decrease)	(21)	(952)	(219)	(9,595)
Class I
Proceeds from shares sold	363	17,025	552	23,342
Proceeds from reinvestment of distributions	38	1,799	82	3,546
Payments for shares redeemed	(1,321)	(62,329)	(1,880)	(81,670)
Net increase (decrease)	(920)	(43,505)	(1,246)	(54,782)
Class S
Proceeds from shares sold	398	18,781	1,081	46,369
Proceeds from reinvestment of distributions	37	1,723	74	3,216
Payments for shares redeemed	(1,381)	(65,293)	(2,240)	(96,464)
Net increase (decrease)	(946)	(44,789)	(1,085)	(46,879)
Class Y
Proceeds from shares sold	1,090	52,196	6,317	261,430
Proceeds from reinvestment of distributions	100	4,701	219	9,491
Payments for shares redeemed	(1,371)	(64,300)	(8,214)	(356,532)
Net increase (decrease)	(181)	(7,403)	(1,678)	(85,611)
Total increase (decrease)	(2,109)	$(98,617)	(4,429)	$(205,576)

See accompanying notes which are an integral part of the financial statements.

34 Russell U.S. Defensive Equity Fund

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Russell Investment Company
Russell U.S. Defensive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2015*	46.04	.26	1.04	1.30	(.27)	(.27)
October 31, 2014	40.06	.40	6.00	6.40	(.42)	(.42)
October 31, 2013	32.65	.43	7.42	7.85	(.44)	(.44)
October 31, 2012	29.57	.27	3.11	3.38	(.30)	(.30)
October 31, 2011	26.98	.23	2.59	2.82	(.23)	(.23)
October 31, 2010	23.94	.23	3.07	3.30	(.26)	(.26)

Class C
April 30, 2015*	45.80	.08	1.06	1.14	(.10)	(.10)
October 31, 2014	39.87	.08	5.95	6.03	(.10)	(.10)
October 31, 2013	32.50	.16	7.38	7.54	(.17)	(.17)
October 31, 2012	29.45	.03	3.10	3.13	(.08)	(.08)
October 31, 2011	26.91	.01	2.58	2.59	(.05)	(.05)
October 31, 2010	23.89	.04	3.06	3.10	(.08)	(.08)

Class E
April 30, 2015*	46.08	.26	1.06	1.32	(.27)	(.27)
October 31, 2014	40.08	.42	5.98	6.40	(.40)	(.40)
October 31, 2013	32.66	.44	7.41	7.85	(.43)	(.43)
October 31, 2012	29.54	.30	3.09	3.39	(.27)	(.27)
October 31, 2011	26.96	.26	2.57	2.83	(.25)	(.25)
October 31, 2010	23.92	.26	3.07	3.33	(.29)	(.29)

Class I
April 30, 2015*	46.03	.34	1.05	1.39	(.35)	(.35)
October 31, 2014	40.06	.55	5.99	6.54	(.57)	(.57)
October 31, 2013	32.65	.55	7.42	7.97	(.56)	(.56)
October 31, 2012	29.57	.38	3.11	3.49	(.41)	(.41)
October 31, 2011	26.98	.33	2.58	2.91	(.32)	(.32)
October 31, 2010	23.95	.32	3.06	3.38	(.35)	(.35)

Class S
April 30, 2015*	46.09	.32	1.06	1.38	(.33)	(.33)
October 31, 2014	40.11	.51	6.00	6.51	(.53)	(.53)
October 31, 2013	32.69	.53	7.42	7.95	(.53)	(.53)
October 31, 2012	29.59	.35	3.10	3.45	(.35)	(.35)
October 31, 2011	27.00	.30	2.59	2.89	(.30)	(.30)
October 31, 2010	23.96	.30	3.07	3.37	(.33)	(.33)

Class Y
April 30, 2015*	46.03	.36	1.06	1.42	(.38)	(.38)
October 31, 2014	40.06	.60	5.99	6.59	(.62)	(.62)
October 31, 2013	32.65	.59	7.42	8.01	(.60)	(.60)
October 31, 2012	29.58	.42	3.10	3.52	(.45)	(.45)
October 31, 2011	26.99	.36	2.58	2.94	(.35)	(.35)
October 31, 2010	23.96	.35	3.05	3.40	(.37)	(.37)

See accompanying notes which are an integral part of the financial statements.

36 Russell U.S. Defensive Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)

47.07	2.85	25,845	1.11	1.11	1.10	42
46.04	16.05	25,233	1.09	1.09	.94	105
40.06	24.18	26,019	1.10	1.10	1.17	105
32.65	11.47	21,977	1.28	1.28	.85	150
29.57	10.47	18,284	1.26	1.26	.77	142
26.98	13.87	17,610	1.26	1.26	.88	102

46.84	2.48	49,994	1.86	1.86	.36	42
45.80	15.15	50,833	1.84	1.84	.19	105
39.87	23.30	48,222	1.85	1.85	.44	105
32.50	10.64	45,352	2.03	2.03	.10	150
29.45	9.63	48,096	2.01	2.01	.04	142
26.91	12.98	61,826	2.01	2.01	.14	102

47.13	2.86	8,846	1.11	1.11	1.13	42
46.08	16.03	9,598	1.09	1.09	.97	105
40.08	24.23	17,140	1.10	1.09	1.21	105
32.66	11.47	18,709	1.28	1.23	.93	150
29.54	10.55	51,877	1.27	1.19	.89	142
26.96	13.99	67,618	1.26	1.15	1.01	102

47.07	3.02	222,802.78		.78	1.46	42
46.03	16.41	260,235.76		.76	1.28	105
40.06	24.63	276,370.77		.77	1.52	105
32.65	11.83	280,933.95		.95	1.19	150
29.57	10.83	374,489.93		.93	1.13	142
26.98	14.22	476,481.93		.91	1.26	102

47.14	2.99	227,610.86		.86	1.38	42
46.09	16.32	266,202.84		.84	1.20	105
40.11	24.53	275,158.85		.85	1.45	105
32.69	11.70	289,196	1.03	1.03	1.10	150
29.59	10.74	1,209,861	1.01	1.01	1.02	142
27.00	14.14	1,029,950	1.01	1.01	1.15	102

47.07	3.10	601,820.66		.66	1.54	42
46.03	16.54	596,837.64		.64	1.39	105
40.06	24.78	586,634.65		.65	1.64	105
32.65	11.93	568,935.85		.85	1.31	150
29.58	10.94	1,149,049.83		.83	1.21	142
26.99	14.30	1,242,933.83		.83	1.35	102

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 37

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,060.00	$1,017.41
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$7.61	$7.45

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,056.10	$1,013.69
	Expenses Paid During Period*	$11.42	$11.18
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.24%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,059.80	$1,017.41
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$7.61	$7.45
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

38 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,060.90	$1,019.04
Expenses Paid During Period*	$5.93	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,061.40	$1,018.65
Expenses Paid During Period*	$6.34	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,061.90	$1,019.64
Expenses Paid During Period*	$5.32	$5.21

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Dynamic Equity Fund 39

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts) Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 100.3%			Time Warner Cable, Inc.	8,999	1,400
Consumer Discretionary - 17.6%			Time Warner, Inc.	53,203	4,491
21st Century Fox, Inc.(Æ)	2,666	91	TJX Cos., Inc.	988	64
Alibaba Group Holding, Ltd. - ADR(Æ)	11,832	962	Toll Brothers, Inc.(Æ)	33,104	1,176
Amazon.com, Inc.(Æ)	25,031	10,558	Viacom, Inc. Class B	592	41
Avis Budget Group, Inc.(Æ)	29,930	1,620	Wal-Mart Stores, Inc.	2,233	174
Best Buy Co., Inc.	29,930	1,037	Walt Disney Co. (The)	37,073	4,031
Big Lots, Inc.	7,460	340	Whirlpool Corp.(Û)	11,960	2,100
Cablevision Systems Corp. Class A(Û)	112,300	2,244	Wyndham Worldwide Corp.	27,050	2,310
Carnival Corp.	108,650	4,777	Yum! Brands, Inc.	608	52
Carter's, Inc.	4,730	472			116,255
CBS Corp. Class B	69,528	4,320
Cinemark Holdings, Inc.	45,540	1,941	Consumer Staples - 2.0%
Comcast Corp. Class A(Æ)	5,331	308	Altria Group, Inc.	2,793	140
Costco Wholesale Corp.	616	88	Archer-Daniels-Midland Co.	23,791	1,163
Darden Restaurants, Inc.	45,200	2,882	Bunge, Ltd.	2,340	202
Deckers Outdoor Corp.(Æ)	10,160	752	Coca-Cola Co. (The)	47,473	1,926
Diageo PLC - ADR	12,107	1,344	Colgate-Palmolive Co.	1,282	86
Dick's Sporting Goods, Inc.	15,500	841	CVS Health Corp.	1,641	163
Dillard's, Inc. Class A	8,300	1,092	General Mills, Inc.	846	47
DIRECTV(Æ)	660	60	Ingredion, Inc.	4,200	333
DISH Network Corp. Class A(Æ)	6,210	420	Kellogg Co.	354	23
Dollar General Corp.	31,333	2,278	Kimberly-Clark Corp.	519	57
Domino's Pizza, Inc.	3,520	380	Kraft Foods Group, Inc.(Æ)	839	71
eBay, Inc.(Æ)	16,683	972	Kroger Co. (The)(Û)	64,820	4,467
Estee Lauder Cos., Inc. (The) Class A	25,003	2,032	Molson Coors Brewing Co. Class B	22,703	1,669
Ford Motor Co.	112,818	1,783	Mondelez International, Inc. Class A	2,369	91
General Motors Co.	142,026	4,979	PepsiCo, Inc.	2,126	202
Graham Holdings Co. Class B	1,600	1,637	Philip Morris International, Inc.	2,207	184
Hilton Worldwide Holdings, Inc.(Æ)	41,100	1,190	Procter & Gamble Co. (The)	3,790	301
Home Depot, Inc.	22,160	2,371	Reynolds American, Inc.	425	31
Jarden Corp.(Æ)	78,589	4,022	Sysco Corp.	805	30
Johnson Controls, Inc.	82,678	4,165	Tyson Foods, Inc. Class A	24,040	950
Kohl's Corp.	33,700	2,415	Walgreens Boots Alliance, Inc.	1,331	110
L Brands, Inc.	8,000	715	Whole Foods Market, Inc.	14,600	697
La Quinta Holdings, Inc.(Æ)	37,200	896			12,943
Las Vegas Sands Corp.	518	27
Lear Corp.(Û)	23,820	2,645	Energy - 8.9%
Lennar Corp. Class A	6,241	286	Anadarko Petroleum Corp.	62,903	5,919
Lowe's Cos., Inc.	23,186	1,597	Apache Corp.	531	36
Macy's, Inc.(Û)	13,760	889	Atwood Oceanics, Inc.	61,200	2,043
Marriott International, Inc. Class A	62,325	4,989	Baker Hughes, Inc.	600	41
McDonald's Corp.	1,376	133	California Resources Corp.	496	5
MercadoLibre, Inc.	8,389	1,194	Cameron International Corp.(Æ)(Û)	48,220	2,643
Meritage Homes Corp.(Æ)	6,525	279	Chesapeake Energy Corp.	289,767	4,570
News Corp. Class A(Æ)	128,120	2,022	Chevron Corp.	2,667	296
Nike, Inc. Class B	12,896	1,275	ConocoPhillips	1,716	117
Norwegian Cruise Line Holdings, Ltd.(Æ)	13,600	660	CVR Energy, Inc.	30,920	1,238
NVR, Inc.(Æ)	1,580	2,096	Devon Energy Corp.	101,695	6,937
Office Depot, Inc.(Æ)	169,840	1,566	EOG Resources, Inc.	15,139	1,498
Pandora Media, Inc.(Æ)	42,843	764	Exxon Mobil Corp.	6,010	525
Priceline Group, Inc. (The)(Æ)	72	89	Halliburton Co.	1,192	58
PulteGroup, Inc.	221,912	4,283	Hess Corp.	354	27
PVH Corp.	39,489	4,081	HollyFrontier Corp.	9,500	368
Royal Caribbean Cruises, Ltd.	34,052	2,318	Kinder Morgan, Inc.	9,604	413
Starbucks Corp.	40,918	2,029	Marathon Oil Corp.	931	29
Target Corp.	3,393	267	Marathon Petroleum Corp.	39,006	3,845
Taylor Morrison Home Corp. Class A(Æ)	21,000	389	Nabors Industries, Ltd.	80,580	1,346
Thor Industries, Inc.	9,210	554	National Oilwell Varco, Inc.	568	31

See accompanying notes which are an integral part of the financial statements.

40 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Occidental Petroleum Corp.	1,100	88	Goldman Sachs Group, Inc. (The)	624	123
Oil States International, Inc.(Æ)	41,800	1,989	Hartford Financial Services Group, Inc.	177,684	7,244
PBF Energy, Inc. Class A	48,220	1,368	Hospitality Properties Trust(ö)	77,000	2,316
Peabody Energy Corp.	395,012	1,868	Jones Lang LaSalle, Inc.(Û)	15,990	2,655
Phillips 66(Æ)	17,296	1,372	JPMorgan Chase & Co.(Û)	257,485	16,289
Pioneer Natural Resources Co.	197	34	KeyCorp	159,400	2,303
Rowan Cos. PLC Class A	64,500	1,367	Lincoln National Corp.	99,178	5,603
Schlumberger, Ltd.	1,822	172	Marsh & McLennan Cos., Inc.	757	43
SM Energy Co.	23,631	1,370	MasterCard, Inc. Class A	31,576	2,848
Spectra Energy Corp.	923	34	MBIA, Inc.(Æ)	100,260	877
Tesoro Corp.	43,210	3,709	McGraw Hill Financial, Inc.	12,260	1,279
Valero Energy Corp.	76,305	4,342	MetLife, Inc.	22,320	1,145
Weatherford International PLC(Æ)	362,702	5,277	Moody's Corp.	7,900	849
Williams Cos., Inc. (The)	1,028	53	Morgan Stanley	2,149	80
WPX Energy, Inc.(Æ)	256,184	3,523	Navient Corp.	106,550	2,082
		58,551	NorthStar Realty Finance Corp.(ö)	34,287	643
			Paramount Group, Inc.(ö)	10,566	194
Financial Services - 23.5%			Piedmont Office Realty Trust, Inc. Class A(ö)	28,794	503
ACE, Ltd.	465	50	PNC Financial Services Group, Inc. (The)	15,699	1,440
Affiliated Managers Group, Inc.(Æ)	3,390	767	Principal Financial Group, Inc.	20,960	1,071
Aflac, Inc.	625	39	Prudential Financial, Inc.	71,040	5,797
Allstate Corp. (The)(Û)	58,543	4,078	Public Storage(ö)	198	37
Ally Financial, Inc.(Æ)	69,600	1,524	Regions Financial Corp.	283,164	2,784
American Express Co.	24,568	1,903	Reinsurance Group of America, Inc. Class A	24,650	2,258
American International Group, Inc.(Û)	117,970	6,641	Simon Property Group, Inc.(ö)	435	79
American Tower Corp. Class A(ö)	11,597	1,096	State Street Corp.	71,412	5,507
Ameriprise Financial, Inc.(Û)	25,820	3,235	SunTrust Banks, Inc.	130,080	5,398
Aon PLC	8,700	837	Synchrony Financial(Æ)	14,900	464
Aspen Insurance Holdings, Ltd.	45,710	2,136	Thomson Reuters Corp.	491	20
Assurant, Inc.(Û)	33,690	2,071	Travelers Cos., Inc. (The)	448	45
Assured Guaranty, Ltd.	80,420	2,090	US Bancorp	2,396	103
Axis Capital Holdings, Ltd.	16,150	841	Validus Holdings, Ltd.	52,960	2,215
Bank of America Corp.	358,464	5,710	Virtu Financial, Inc. Class A(Æ)	2,350	50
Bank of New York Mellon Corp. (The)	39,039	1,653	Visa, Inc. Class A	35,416	2,339
BankUnited, Inc.	100,325	3,297	Voya Financial, Inc.	87,867	3,720
Barclays PLC - ADR	76,832	1,209	Wells Fargo & Co.	6,693	369
BB&T Corp.	989	38	Western Union Co. (The)	73,900	1,499
Berkshire Hathaway, Inc. Class B(Æ)	2,570	363	WisdomTree Investments, Inc.	3,900	74
BlackRock, Inc. Class A	2,936	1,069			155,458
Capital One Financial Corp.	806	65
CBL & Associates Properties, Inc.(ö)(Û)	105,920	1,908	Health Care - 14.7%
CBRE Group, Inc. Class A(Æ)(Û)	64,410	2,470	Abbott Laboratories	28,213	1,310
Charles Schwab Corp. (The)	24,120	736	AbbVie, Inc.	54,613	3,531
Chubb Corp. (The)	337	33	Actavis PLC(Æ)	13,220	3,739
Citigroup, Inc.	259,702	13,847	Aetna, Inc.	1,192	127
CME Group, Inc. Class A	439	40	Alexion Pharmaceuticals, Inc.(Æ)	17,496	2,961
Comerica, Inc.	23,000	1,090	AmerisourceBergen Corp. Class A	32,180	3,678
Corporate Office Properties Trust(ö)	16,700	441	Amgen, Inc.	33,497	5,290
Crown Castle International Corp.(ö)	15,100	1,261	Anthem, Inc.	15,614	2,357
Discover Financial Services	22,052	1,278	Baxter International, Inc.	747	51
E*Trade Financial Corp.(Æ)	33,800	973	Becton Dickinson and Co.	300	42
Equity Residential(ö)	497	37	Biogen, Inc.(Æ)(Û)	11,917	4,456
First American Financial Corp.	36,296	1,263	BioMarin Pharmaceutical, Inc.(Æ)	5,790	649
First Niagara Financial Group, Inc.	210,090	1,911	Bristol-Myers Squibb Co.	73,368	4,676
First Republic Bank	26,610	1,551	Cardinal Health, Inc.(Û)	45,990	3,879
Forest City Enterprises, Inc. Class A(Æ)	82,175	1,953	Catamaran Corp.(Æ)	20,847	1,237
Franklin Resources, Inc.	546	28	Celgene Corp.(Æ)(Û)	52,122	5,632
Genworth Financial, Inc. Class A(Æ)	72,627	638	Clovis Oncology, Inc.(Æ)	18,199	1,462
Global Payments, Inc.	9,400	943	Edwards Lifesciences Corp.(Æ)	8,667	1,098

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 41

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Eli Lilly & Co.	1,377	99	Babcock & Wilcox Co. (The)	18,700	604
Envision Healthcare Holdings, Inc.(Æ)	20,401	774	Boeing Co. (The)	26,585	3,811
Express Scripts Holding Co.(Æ)(Û)	31,031	2,681	Caterpillar, Inc.	15,680	1,362
Gilead Sciences, Inc.(Æ)(Û)	89,560	9,002	CoStar Group, Inc.(Æ)	8,133	1,663
Halyard Health, Inc.(Æ)	74	4	CSX Corp.	29,683	1,071
Health Net, Inc.(Æ)	62,550	3,293	Cummins, Inc.	253	35
Humana, Inc.(Û)	26,947	4,462	Danaher Corp.	856	70
Johnson & Johnson	3,972	394	Deere & Co.	475	43
McKesson Corp.(Û)	22,873	5,110	Delphi Automotive PLC(Û)	50,601	4,200
Medtronic PLC	1,995	149	Delta Air Lines, Inc.(Û)	77,987	3,481
Merck & Co., Inc.	24,396	1,453	Eaton Corp. PLC	656	45
Mylan NV(Æ)	57,300	4,140	Emerson Electric Co.	991	58
Omnicare, Inc.	22,600	1,988	FedEx Corp.	39,729	6,737
Perrigo Co. PLC	3,388	621	GATX Corp.	14,050	764
Pfizer, Inc.	8,934	303	General Dynamics Corp.	432	59
Qiagen NV(Æ)	32,400	771	General Electric Co.	18,041	489
Quest Diagnostics, Inc.	8,900	636	HD Supply Holdings, Inc.(Æ)	51,906	1,713
Receptos, Inc.(Æ)	9,779	1,441	Honeywell International, Inc.	38,691	3,905
Regeneron Pharmaceuticals, Inc.(Æ)	109	50	Huntington Ingalls Industries, Inc.(Û)	25,960	3,416
St. Jude Medical, Inc.	46,683	3,270	Illinois Tool Works, Inc.	448	42
Stryker Corp.	463	43	Lexmark International, Inc. Class A(Û)	49,300	2,188
Thermo Fisher Scientific, Inc.	31,909	4,010	Lockheed Martin Corp.	380	71
United Therapeutics Corp.(Æ)(Û)	13,680	2,185	Norfolk Southern Corp.	7,096	716
UnitedHealth Group, Inc.	1,373	153	Northrop Grumman Corp.	278	43
Valeant Pharmaceuticals International, Inc.			Raytheon Co.	29,139	3,031
(Æ)	16,533	3,587	Ryder System, Inc.	8,800	839
		96,794	Southwest Airlines Co.(Û)	88,840	3,603
			Spirit AeroSystems Holdings, Inc. Class A(Æ)	47,360	2,410
Materials and Processing - 4.1%			Textron, Inc.	86,438	3,802
Air Products & Chemicals, Inc.	292	42	Tidewater, Inc.	67,500	1,869
Alcoa, Inc.(Û)	220,820	2,964	Trinity Industries, Inc.	14,240	386
Bombardier, Inc. Class B	350,007	703	Union Pacific Corp.	6,662	708
CF Industries Holdings, Inc.(Û)	7,250	2,084	United Continental Holdings, Inc.(Æ)(Û)	59,100	3,531
Dow Chemical Co. (The)	38,487	1,963	United Parcel Service, Inc. Class B	996	100
Ecolab, Inc.	10,981	1,230	United Technologies Corp.	36,801	4,186
EI du Pont de Nemours & Co.	24,792	1,815	Waste Management, Inc.	641	32
Fastenal Co.	26,022	1,109			65,670
Freeport-McMoRan, Inc.	1,430	33
Huntsman Corp.	151,956	3,503	Technology - 18.5%
International Paper Co.	10,000	537	Adobe Systems, Inc.(Æ)	56,884	4,327
LyondellBasell Industries Class A(Û)	22,421	2,321	Apple, Inc.(Û)	244,631	30,616
Monsanto Co.	18,645	2,125	Arrow Electronics, Inc.(Æ)	31,750	1,896
Mosaic Co. (The)	25,530	1,123	Avnet, Inc.(Û)	60,750	2,590
PPG Industries, Inc.	5,700	1,263	Broadcom Corp. Class A	32,680	1,445
Praxair, Inc.	403	49	Brocade Communications Systems, Inc.	151,890	1,716
Precision Castparts Corp.	7,045	1,456	Cadence Design Systems, Inc.(Æ)	17,400	324
Rock-Tenn Co. Class A	23,390	1,473	CDK Global, Inc.	221	11
Sherwin-Williams Co. (The)	2,440	678	Ciena Corp.(Æ)	4,600	98
Southern Copper Corp.	202	7	Cisco Systems, Inc.	158,430	4,568
United States Steel Corp.	21,200	509	Citrix Systems, Inc.(Æ)	35,600	2,391
		26,987	Cognizant Technology Solutions Corp. Class
			A(Æ)	20,238	1,185
Producer Durables - 9.9%			Corning, Inc.(Û)	111,072	2,325
3M Co.	920	144	Dolby Laboratories, Inc. Class A	9,600	386
Accenture PLC Class A	886	82	Electronic Arts, Inc.(Æ)	62,650	3,639
Aegean Marine Petroleum Network, Inc.	57,197	869	EMC Corp.	25,385	683
Alaska Air Group, Inc.(Û)	33,600	2,152	F5 Networks, Inc.(Æ)	13,820	1,686
American Airlines Group, Inc.(Û)	26,592	1,284	Facebook, Inc. Class A(Æ)	84,042	6,620
Automatic Data Processing, Inc.	664	56	FireEye, Inc.(Æ)	17,780	734

See accompanying notes which are an integral part of the financial statements.

42 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Google, Inc. Class C(Æ)	10,308	5,580	iShares Russell 1000 Value ETF	11,522	1,198
GrubHub, Inc.(Æ)	11,600	478	Total Investments in Other Funds
Hewlett-Packard Co.	155,713	5,134	(cost $1,114)		1,198
IAC/InterActiveCorp	9,100	635
Intel Corp.	131,392	4,277	Short-Term Investments - 3.6%
International Business Machines Corp.	18,484	3,166	Russell U.S. Cash Management Fund	23,846,907 (8)	23,847
Jabil Circuit, Inc.	106,890	2,407	Total Short-Term Investments
Juniper Networks, Inc.	45,600	1,205	(cost $23,847)		23,847
Lam Research Corp.(Û)	25,520	1,929
Leidos Holdings, Inc.	9,700	404	Other Securities - 2.2%
Marvell Technology Group, Ltd.	75,490	1,058	Russell U.S. Cash Collateral Fund(×)	14,234,305 (8)	14,234
Micron Technology, Inc.(Æ)	100,716	2,833	Total Other Securities
Microsoft Corp.	11,561	562	(cost $14,234)		14,234
NetApp, Inc.	26,000	942
NVIDIA Corp.	36,200	803	Total Investments 106.3%
ON Semiconductor Corp.(Æ)	54,200	624
Oracle Corp.	101,689	4,436	Securities (identified cost Sold $610,370) Short - (4.3)%		701,530
Palo Alto Networks, Inc.(Æ)	2,520	372	Consumer Discretionary - (0.6)%
Polycom, Inc.(Æ)	37,020	483	DreamWorks Animation SKG, Inc. Class
PTC, Inc.(Æ)	24,800	951	A(Æ)	(48,800)	(1,272)
QUALCOMM, Inc.	2,375	161	Tesla Motors, Inc.(Æ)	(10,720)	(2,423)
Rackspace Hosting, Inc.(Æ)	35,535	1,915			(3,695)
Salesforce.com, Inc.(Æ)	35,770	2,605	Energy - (1.0)%
Stratasys, Ltd.(Æ)	15,195	569	Golar LNG, Ltd.(Æ)	(68,520)	(2,467)
Symantec Corp.	100,988	2,517	Kinder Morgan, Inc.	(50,800)	(2,182)
Texas Instruments, Inc.	1,512	82	SunPower Corp. Class A(Æ)	(44,400)	(1,429)
VeriSign, Inc.(Æ)	37,940	2,410	Williams Cos., Inc. (The)	(13,700)	(701)
VMware, Inc. Class A(Æ)	9,238	814
Western Digital Corp.	30,280	2,960			(6,779)
Workday, Inc. Class A(Æ)	10,600	967	Financial Services - (1.1)%
Yahoo!, Inc.(Æ)	1,311	56	Nationstar Mortgage Holdings, Inc.(Æ)	(19,000)	(477)
Yelp, Inc. Class A(Æ)	34,287	1,351	Ocwen Financial Corp.(Æ)	(38,400)	(326)
Zynga, Inc. Class A(Æ)	180,960	443	PacWest Bancorp	(41,000)	(1,849)
		122,369	St. Joe Co. (The)(Æ)	(83,640)	(1,460)
			TFS Financial Corp.	(123,700)	(1,808)
Utilities - 1.1%			Zillow Group, Inc. Class A(Æ)	(12,800)	(1,250)
AES Corp.(Û)	144,290	1,912			(7,170)
American Electric Power Co., Inc.	672	38	Health Care - (0.3)%
AT&T, Inc.	7,274	252	Athenahealth, Inc.(Æ)	(2,350)	(288)
Calpine Corp.(Æ)	53,310	1,163	Brookdale Senior Living, Inc. Class A(Æ)	(44,600)	(1,616)
CenturyLink, Inc.(Û)	65,459	2,354			(1,904)
Dominion Resources, Inc.	821	59	Materials and Processing - (0.2)%
Duke Energy Corp.	997	77	MRC Global, Inc.(Æ)	(42,800)	(625)
Exelon Corp.	1,182	40	Tahoe Resources, Inc.	(28,600)	(403)
FirstEnergy Corp.	7,680	276			(1,028)
NextEra Energy, Inc.	616	62	Producer Durables - (0.3)%
PG&E Corp.	640	34	Colfax Corp.(Æ)	(45,080)	(2,236)
Southern Co.	1,227	54
Sprint Corp.(Æ)	1,007	5	Technology - (0.8)%
T-Mobile US, Inc.(Æ)	9,119	310	Advanced Micro Devices, Inc.(Æ)	(653,890)	(1,478)
Verizon Communications, Inc.	5,801	293	Knowles Corp.(Æ)	(28,800)	(552)
Xcel Energy, Inc.	8,700	295	Stratasys, Ltd.(Æ)	(43,400)	(1,625)
		7,224	SunEdison, Inc.(Æ)	(17,740)	(449)
			Zynga, Inc. Class A(Æ)	(472,500)	(1,158)
Total Common Stocks					(5,262)
(cost $571,175)		662,251
			Total Securities Sold Short
Investments in Other Funds - 0.2%			(proceeds $28,587)		(28,074)
Financial Services - 0.2%

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 43

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$

Other Assets and Liabilities, Net
- (2.0%)	(13,275)
Net Assets - 100.0%	660,181

See accompanying notes which are an integral part of the financial statements.

44 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional			Expiration	(Depreciation)
		Contracts	Amount			Date	$
Long Positions
Russell 1000 Index Mini Futures		66	USD		7,661	06/15	84
S&P 500 Index E-Mini Futures		123	USD	12,785		06/15	86
S&P E-Mini Industrial Select Sector Index Futures		47	USD		2,606	06/15	(17)
S&P E-Mini Materials Select Sector Index Futures		49	USD		2,605	06/15	46
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							199

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3			Total	% of Net Assets
Common Stocks
Consumer Discretionary	$116,255	$—		$—		$116,255	17.6
Consumer Staples	12,943	—		—		12,943	2.0
Energy	58,551	—		—		58,551	8.9
Financial Services	155,458	—		—		155,458	23.5
Health Care	96,794	—		—		96,794	14.7
Materials and Processing	26,987	—		—		26,987	4.1
Producer Durables	65,670	—		—		65,670	9.9
Technology	122,369	—		—		122,369	18.5
Utilities	7,224	—		—		7,224	1.1
Investments in Other Funds	1,198	—		—		1,198	0.2
Short-Term Investments	—	23,847		—		23,847	3.6
Other Securities	—	14,234		—		14,234	2.2
Total Investments	663,449	38,081		—		701,530	106.3
Securities Sold Short*	(28,074)	—		—		(28,074)	(4.3)
Other Assets and Liabilities, Net							(2.0)
							100.0
Other Financial Instruments
Futures Contracts	199	—		—		199	—**
Total Other Financial Instruments***	$199	$—		$—		$199

*        Refer to Schedule of Investments for detailed sector breakout.
**      Less than .05% of net assets.
***    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 45

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$216

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$17

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,967

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(385)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

46 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
Gross	Net Amounts
Amounts	of Assets
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$13,444	$	— $	13,444
Futures Contracts	Variation margin on futures contracts	1	—	1
Total	$13,445	$	— $	13,445

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$455	$	— $	455	$—
Citigroup	1,924		—	1,924	—
Credit Suisse	253		—	253	—
Fidelity	2,411		—	2,411	—
Goldman Sachs	194		—	194	—
JPMorgan Chase	3,886		—	3,886	—
Merrill Lynch	1		—	—	1
Morgan Stanley	1,299		—	1,299	—
UBS	3,022		—	3,022	—
Total	$13,445	$	— $	13,444	$1

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 47

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$235	$	— $	235
Total	$235	$	— $	235

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$235	$	— $	235	$—
Total	$235	$	— $	235	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

48 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$610,370
Investments, at fair value(*)(>)	701,530
Cash	60
Cash (restricted)(a)	1,705
Receivables:
Dividends and interest	198
Dividends from affiliated Russell funds	2
Investments sold	21,486
Fund shares sold	237
Variation margin on futures contracts	1
Prepaid expenses	6
Total assets	725,225

Liabilities
Payables:
Investments purchased	21,738
Fund shares redeemed	124
Accrued fees to affiliates	493
Other accrued expenses	146
Variation margin on futures contracts	235
Securities sold short, at fair value(‡)	28,074
Payable upon return of securities loaned	14,234
Total liabilities	65,044

Net Assets	$660,181

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 49

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(226)
Accumulated net realized gain (loss)	41,157
Unrealized appreciation (depreciation) on:
Investments	91,160
Futures contracts	199
Securities sold short	513
Shares of beneficial interest	577
Additional paid-in capital	526,801
Net Assets	$660,181

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.90
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.56
Class A — Net assets	$2,373,085
Class A — Shares outstanding ($.01 par value)	217,783
Net asset value per share: Class C(#)	$9.36
Class C — Net assets	$11,547,792
Class C — Shares outstanding ($.01 par value)	1,233,337
Net asset value per share: Class E(#)	$10.92
Class E — Net assets	$1,950,693
Class E — Shares outstanding ($.01 par value)	178,586
Net asset value per share: Class I(#)	$11.55
Class I — Net assets	$19,396,777
Class I — Shares outstanding ($.01 par value)	1,679,919
Net asset value per share: Class S(#)	$11.36
Class S — Net assets	$38,853,447
Class S — Shares outstanding ($.01 par value)	3,419,275
Net asset value per share: Class Y(#)	$11.50
Class Y — Net assets	$586,058,713
Class Y — Shares outstanding ($.01 par value)	50,944,367
Amounts in thousands
(*) Securities on loan included in investments	$13,444
(‡) Proceeds on securities sold short	$28,587
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$38,081
(a) Cash Collateral for Futures	$1,705
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

50 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,639
Dividends from affiliated Russell funds	11
Securities lending income	36
Total investment income	4,686

Expenses
Advisory fees	2,739
Administrative fees	163
Custodian fees	78
Distribution fees - Class A	3
Distribution fees - Class C	43
Transfer agent fees - Class A	2
Transfer agent fees - Class C	11
Transfer agent fees - Class E	2
Transfer agent fees - Class I	14
Transfer agent fees - Class S	46
Transfer agent fees - Class Y	13
Professional fees	33
Registration fees	46
Shareholder servicing fees - Class C	14
Shareholder servicing fees - Class E	2
Trustees’ fees	8
Printing fees	10
Dividends from securities sold short	155
Interest expense paid on securities sold short	296
Miscellaneous	23
Total expenses	3,701
Net investment income (loss)	985

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	41,786
Futures contracts	1,967
Securities sold short	2,782
Net realized gain (loss)	46,535
Net change in unrealized appreciation (depreciation) on:
Investment	(4,732)
Futures contracts	(385)
Securities sold short	(298)
Net change in unrealized appreciation (depreciation)	(5,415)
Net realized and unrealized gain (loss)	41,120
Net Increase (Decrease) in Net Assets from Operations	$42,105

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 51

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$985	$1,383
Net realized gain (loss)	46,535	103,670
Net change in unrealized appreciation (depreciation)	(5,415)	(11,145)
Net increase (decrease) in net assets from operations	42,105	93,908

Distributions
From net investment income
Class A	(—)**	(—)**
Class C	(—)**	—
Class E	(—)**	—
Class I	(34)	(49)
Class S	(52)	(68)
Class Y	(1,115)	(1,381)
From net realized gain
Class A	(318)	(134)
Class C	(2,036)	(1,271)
Class E	(295)	(332)
Class I	(3,608)	(3,204)
Class S	(7,441)	(8,405)
Class Y	(89,356)	(65,604)
Net decrease in net assets from distributions	(104,255)	(80,448)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,546)	8,793
Total Net Increase (Decrease) in Net Assets	(63,696)	22,253

Net Assets
Beginning of period	723,877	701,624
End of period	$660,181	$723,877
Undistributed (overdistributed) net investment income included in net assets	$(226)	$(10)

See accompanying notes which are an integral part of the financial statements.

52 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	30	$334	69	$787
Proceeds from reinvestment of distributions	29	311	12	134
Payments for shares redeemed	(6)	(71)	(7)	(82)
Net increase (decrease)	53	574	74	839
Class C
Proceeds from shares sold	66	620	248	2,498
Proceeds from reinvestment of distributions	218	1,999	124	1,232
Payments for shares redeemed	(139)	(1,313)	(144)	(1,499)
Net increase (decrease)	145	1,306	228	2,231
Class E
Proceeds from shares sold	11	118	12	142
Proceeds from reinvestment of distributions	28	294	30	331
Payments for shares redeemed	(16)	(172)	(130)	(1,551)
Net increase (decrease)	23	240	(88)	(1,078)
Class I
Proceeds from shares sold	265	3,005	513	6,188
Proceeds from reinvestment of distributions	309	3,481	268	3,135
Payments for shares redeemed	(1,107)	(13,033)	(812)	(10,027)
Net increase (decrease)	(533)	(6,547)	(31)	(704)
Class S
Proceeds from shares sold	892	10,120	2,721	32,116
Proceeds from reinvestment of distributions	660	7,307	525	6,066
Payments for shares redeemed	(2,187)	(24,719)	(5,002)	(60,177)
Net increase (decrease)	(635)	(7,292)	(1,756)	(21,995)
Class Y
Proceeds from shares sold	1,077	12,370	10,707	129,603
Proceeds from reinvestment of distributions	8,077	90,470	5,742	66,985
Payments for shares redeemed	(7,804)	(92,667)	(13,632)	(167,088)
Net increase (decrease)	1,350	10,173	2,817	29,500
Total increase (decrease)	403	$(1,546)	1,244	$8,793

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 53

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	12.12	(.01)	.68	.67	—	(1.89)
October 31, 2014	12.08	(.03)	1.53	1.50	— (f)	(1.46)
October 31, 2013	9.40	— (f)	2.71	2.71	(.03)	—
October 31, 2012(6)	9.20	.01	.20	.21	(.01)	—

Class C
April 30, 2015*	10.70	(.04)	.59	.55	—	(1.89)
October 31, 2014	10.90	(.10)	1.36	1.26	—	(1.46)
October 31, 2013	8.53	(.07)	2.44	2.37	—	—
October 31, 2012	7.56	(.06)	1.03	.97	—	—
October 31, 2011	6.97	(.07)	.66	.59	—	—
October 31, 2010	5.96	(.07)	1.08	1.01	—	—

Class E
April 30, 2015*	12.14	(.01)	.68	.67	—	(1.89)
October 31, 2014	12.10	(.02)	1.52	1.50	—	(1.46)
October 31, 2013	9.41	.01	2.69	2.70	(.01)	—
October 31, 2012	8.27	— (f)	1.14	1.14	—	—
October 31, 2011	7.58	(.02)	.71	.69	—	—
October 31, 2010	6.43	(.02)	1.17	1.15	—	—

Class I
April 30, 2015*	12.73	.01	.71	.72	(.01)	(1.89)
October 31, 2014	12.60	.02	1.60	1.62	(.03)	(1.46)
October 31, 2013	9.79	.05	2.81	2.86	(.05)	—
October 31, 2012	8.56	.03	1.21	1.24	(.01)	—
October 31, 2011	7.83	.01	.72	.73	—	—
October 31, 2010	6.62	— (f)	1.22	1.22	(.01)	—

Class S
April 30, 2015*	12.55	.01	.70	.71	(.01)	(1.89)
October 31, 2014	12.45	.01	1.57	1.58	(.02)	(1.46)
October 31, 2013	9.68	.04	2.76	2.80	(.03)	—
October 31, 2012	8.48	.03	1.17	1.20	— (f)	—
October 31, 2011	7.76	— (f)	.72	.72	—	—
October 31, 2010	6.56	(.01)	1.21	1.20	— (f)	—

Class Y
April 30, 2015*	12.69	.02	.70	.72	(.02)	(1.89)
October 31, 2014	12.56	.03	1.59	1.62	(.03)	(1.46)
October 31, 2013	9.77	.06	2.80	2.86	(.07)	—
October 31, 2012(6)	9.56	.02	.21	.23	(.02)	—

See accompanying notes which are an integral part of the financial statements.

54 Russell U.S. Dynamic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)

(1.89)	10.90	6.00	2,373	1.49	1.49	(.14)	67
(1.46)	12.12	13.40	1,994	1.52	1.52	(.22)	146
(.03)	12.08	28.84	1,089	1.51	1.51	— (i)	142
(.01)	9.40	2.30	206	1.36	1.35	.31	120

(1.89)	9.36	5.61	11,548	2.24	2.24	(.87)	67
(1.46)	10.70	12.66	11,644	2.27	2.27	(.96)	146
—	10.90	27.90	9,380	2.26	2.26	(.68)	142
—	8.53	12.83	5,386	2.28	2.07	(.72)	120
—	7.56	8.18	5,335	2.29	2.05	(.97)	142
—	6.97	16.95	5,456	2.24	2.05	(1.08)	111

(1.89)	10.92	5.98	1,951	1.49	1.49	(.12)	67
(1.46)	12.14	13.46	1,893	1.52	1.52	(.19)	146
(.01)	12.10	28.75	2,959	1.51	1.51	.10	142
—	9.41	13.78	2,443	1.55	1.32	(.01)	120
—	8.27	8.97	3,906	1.54	1.30	(.22)	142
—	7.58	17.88	5,795	1.49	1.30	(.34)	111

(1.90)	11.55	6.09	19,397	1.16	1.16	.23	67
(1.49)	12.73	13.86	28,158	1.19	1.18	.14	146
(.05)	12.60	29.28	28,265	1.18	1.13	.41	142
(.01)	9.79	14.34	18,586	1.21	.94	.38	120
—	8.56	9.45	26,748	1.19	.92	.10	142
(.01)	7.83	18.44	46,926	1.16	.92	.05	111

(1.90)	11.36	6.14	38,853	1.24	1.24	.14	67
(1.48)	12.55	13.68	50,903	1.27	1.27	.05	146
(.03)	12.45	29.04	72,332	1.26	1.26	.35	142
— (f)	9.68	14.20	52,928	1.26	1.07	.29	120
—	8.48	9.28	27,847	1.29	1.05	.02	142
— (f)	7.76	18.30	31,701	1.24	1.05	(.09)	111

(1.91)	11.50	6.19	586,059	1.04	1.04	.33	67
(1.49)	12.69	13.99	629,285	1.07	1.07	.23	146
(.07)	12.56	29.34	587,599	1.06	1.06	.56	142
(.02)	9.77	2.36	563,827.91		.91	.80	120

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 55

Russell Investment Company
Russell U.S. Strategic Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,038.20	$1,019.59
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$5.31	$5.26

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,033.70	$1,015.87
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.08	$9.00
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.80%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,037.30	$1,019.59
	Expenses Paid During Period*	$5.30	$5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

56 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,039.30	$1,020.83
Expenses Paid During Period*	$4.05	$4.01

* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell U.S. Strategic Equity Fund 57

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.6%			Royal Caribbean Cruises, Ltd.	175,911	11,973
Consumer Discretionary - 16.1%			Starbucks Corp.	264,020	13,090
21st Century Fox, Inc.(Æ)	8,268	282	Target Corp.	361,763	28,518
Alibaba Group Holding, Ltd. - ADR(Æ)	56,838	4,620	Taylor Morrison Home Corp. Class A(Æ)	47,868	887
Amazon.com, Inc.(Æ)	69,177	29,177	Thor Industries, Inc.	11,430	688
AutoZone, Inc.(Æ)	10,565	7,107	Time Warner Cable, Inc.	41,315	6,425
Avis Budget Group, Inc.(Æ)(Û)	43,870	2,375	Time Warner, Inc.	214,659	18,119
Best Buy Co., Inc.	19,270	668	TJX Cos., Inc.	148,076	9,557
Big Lots, Inc.	12,190	555	Toll Brothers, Inc.(Æ)	73,004	2,595
Cablevision Systems Corp. Class A(Û)	150,110	2,999	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	56,800	8,582
Carnival Corp.	173,195	7,615	Under Armour, Inc. Class A(Æ)	63,812	4,949
Carter's, Inc.	10,890	1,087	Urban Outfitters, Inc.(Æ)	42,700	1,710
CBS Corp. Class B	163,501	10,158	VF Corp.	92,600	6,707
Chipotle Mexican Grill, Inc. Class A(Æ)	9,359	5,815	Viacom, Inc. Class B	376,400	26,141
Choice Hotels International, Inc.	33,253	1,991	Wal-Mart Stores, Inc.	465,118	36,302
Cinemark Holdings, Inc.	57,340	2,444	Walt Disney Co. (The)	485,363	52,769
Comcast Corp. Class A(Æ)	467,835	27,022	Whirlpool Corp.(Û)	70,900	12,450
Costco Wholesale Corp.	67,634	9,675	Wyndham Worldwide Corp.	35,930	3,068
Darden Restaurants, Inc.	93,760	5,979			674,058
Deckers Outdoor Corp.(Æ)	11,970	886
Diageo PLC - ADR	58,186	6,460	Consumer Staples - 5.0%
Dick's Sporting Goods, Inc.	20,800	1,129	Altria Group, Inc.	396,589	19,849
Dillard's, Inc. Class A	12,100	1,592	Archer-Daniels-Midland Co.	9,745	476
Dollar General Corp.	150,645	10,953	Bunge, Ltd.	15,393	1,330
Domino's Pizza, Inc.	75,788	8,174	Casey's General Stores, Inc.	9,200	756
eBay, Inc.(Æ)	17,400	1,014	Coca-Cola Co. (The)	673,330	27,310
Estee Lauder Cos., Inc. (The) Class A	187,264	15,223	Colgate-Palmolive Co.	19,850	1,336
Foot Locker, Inc.	54,028	3,212	Constellation Brands, Inc. Class A	50,301	5,832
Ford Motor Co.	63,890	1,009	CVS Health Corp.	51,746	5,138
Gap, Inc. (The)	277,617	11,005	Dr Pepper Snapple Group, Inc.	139,798	10,426
General Motors Co.(Û)	149,828	5,253	Kellogg Co.	391	25
Graham Holdings Co. Class B	2,090	2,138	Keurig Green Mountain, Inc.	680	79
Hilton Worldwide Holdings, Inc.(Æ)	166,757	4,829	Kimberly-Clark Corp.	1,086	119
Home Depot, Inc.	286,381	30,637	Kroger Co. (The)(Û)	306,695	21,134
Jarden Corp.(Æ)	131,116	6,711	Molson Coors Brewing Co. Class B	96,737	7,111
Johnson Controls, Inc.	527,129	26,557	Mondelez International, Inc. Class A	81,243	3,117
Kohl's Corp.	157,440	11,281	Monster Beverage Corp.(Æ)	48,043	6,587
L Brands, Inc.	77,124	6,892	PepsiCo, Inc.	241,344	22,957
Las Vegas Sands Corp.	231,700	12,252	Philip Morris International, Inc.	279,609	23,339
Lear Corp.(Û)	30,120	3,344	Procter & Gamble Co. (The)	397,399	31,597
Lennar Corp. Class A	228,871	10,482	Reynolds American, Inc.	1,249	92
Liberty Media Corp.(Æ)	214,550	8,142	Sysco Corp.	6,031	223
Lowe's Cos., Inc.	136,807	9,421	Tyson Foods, Inc. Class A	177,330	7,005
lululemon athletica, Inc.(Æ)	55,100	3,507	Walgreens Boots Alliance, Inc.	118,656	9,840
Macy's, Inc.(Û)	16,650	1,076	Whole Foods Market, Inc.	92,260	4,406
Marriott International, Inc. Class A	253,870	20,322			210,084
McDonald's Corp.	32,693	3,157
MercadoLibre, Inc.	40,245	5,728	Energy - 7.3%
Meritage Homes Corp.(Æ)	9,255	396	Anadarko Petroleum Corp.	162,443	15,286
Netflix, Inc.(Æ)	6,028	3,355	Apache Corp.	6,367	435
News Corp. Class A(Æ)	134,550	2,123	Atwood Oceanics, Inc.	131,130	4,377
Nike, Inc. Class B	193,438	19,119	Baker Hughes, Inc.	6,600	452
NVR, Inc.(Æ)	2,280	3,024	BP PLC - ADR	353,410	15,253
Office Depot, Inc.(Æ)	361,928	3,337	California Resources Corp.	55,276	514
Omnicom Group, Inc.	206,150	15,618	Cameron International Corp.(Æ)(Û)	215,205	11,798
Pandora Media, Inc.(Æ)	205,983	3,675	Chesapeake Energy Corp.	615,038	9,699
PulteGroup, Inc.	708,436	13,673	Chevron Corp.	307,545	34,156
PVH Corp.	65,887	6,809	ConocoPhillips	285,663	19,402
Ross Stores, Inc.	65,171	6,444	CVR Energy, Inc.	43,770	1,753

See accompanying notes which are an integral part of the financial statements.

58 Russell U.S. Strategic Equity Fund

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Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Devon Energy Corp.	143,354	9,778	FactSet Research Systems, Inc.	28,353	4,463
EOG Resources, Inc.	69,004	6,828	First American Financial Corp.	77,053	2,681
Exxon Mobil Corp.	664,731	58,078	First Niagara Financial Group, Inc.	443,823	4,037
Hess Corp.	4,173	321	First Republic Bank	127,504	7,432
Kinder Morgan, Inc.	16,231	697	Fiserv, Inc.(Æ)	172,847	13,413
Marathon Oil Corp.	63,438	1,973	FleetCor Technologies, Inc.(Æ)	38,384	6,176
Marathon Petroleum Corp.	41,699	4,110	FNFV Group(Æ)	99,279	1,484
Nabors Industries, Ltd.	113,760	1,900	Forest City Enterprises, Inc. Class A(Æ)	168,616	4,006
National Oilwell Varco, Inc.	6,033	328	Franklin Resources, Inc.	1,199	62
Occidental Petroleum Corp.	551,373	44,165	Genworth Financial, Inc. Class A(Æ)	148,539	1,306
Oil States International, Inc.(Æ)	59,770	2,844	Goldman Sachs Group, Inc. (The)	108,864	21,383
PBF Energy, Inc. Class A	87,100	2,472	Hanover Insurance Group, Inc. (The)	52,577	3,605
Peabody Energy Corp.	841,878	3,982	Hartford Financial Services Group, Inc.	335,278	13,669
Phillips 66(Æ)	180,911	14,348	Hospitality Properties Trust(ö)	93,520	2,813
Rowan Cos. PLC Class A	74,900	1,587	Intercontinental Exchange, Inc.	54,600	12,259
Schlumberger, Ltd.	62,259	5,890	Jones Lang LaSalle, Inc.(Û)	18,500	3,072
SM Energy Co.	50,159	2,908	JPMorgan Chase & Co.(Û)	791,075	50,043
Spectra Energy Corp.	11,072	412	KeyCorp	114,700	1,657
Tesoro Corp.	36,360	3,121	Lincoln National Corp.	131,979	7,456
Valero Energy Corp.	144,104	8,200	Loews Corp.	337,800	14,066
Weatherford International PLC(Æ)	770,577	11,212	Marsh & McLennan Cos., Inc.	79,676	4,475
WPX Energy, Inc.(Æ)	543,854	7,478	MasterCard, Inc. Class A	346,767	31,282
		305,757	MBIA, Inc.(Æ)	131,170	1,148
			McGraw Hill Financial, Inc.	71,551	7,463
Financial Services - 18.0%			MetLife, Inc.	15,377	789
ACE, Ltd.	5,575	597	Moody's Corp.	14,000	1,505
Affiliated Managers Group, Inc.(Æ)	16,303	3,687	Morgan Stanley	276,894	10,331
Aflac, Inc.	7,497	473	NASDAQ OMX Group, Inc. (The)	63,855	3,105
Allstate Corp. (The)(Û)	102,489	7,139	Navient Corp.	142,060	2,776
Ally Financial, Inc.(Æ)	40,900	895	Northern Trust Corp.	300,295	21,967
American Express Co.	241,400	18,696	NorthStar Realty Finance Corp.(ö)	72,850	1,367
American Financial Group, Inc.	43,500	2,749	Paramount Group, Inc.(ö)	22,481	412
American International Group, Inc.(Û)	182,434	10,269	PartnerRe, Ltd.	51,202	6,554
American Tower Corp. Class A(ö)	19,300	1,824	Piedmont Office Realty Trust, Inc. Class A(ö)	61,124	1,068
Ameriprise Financial, Inc.(Û)	116,534	14,599	PNC Financial Services Group, Inc. (The)	230,530	21,147
Aon PLC	72,500	6,977	Principal Financial Group, Inc.	25,700	1,314
Arch Capital Group, Ltd.(Æ)	94,800	5,753	Progressive Corp. (The)	230,912	6,156
Aspen Insurance Holdings, Ltd.	61,180	2,859	Prudential Financial, Inc.	95,841	7,821
Assurant, Inc.(Û)	44,740	2,750	Public Storage(ö)	20,575	3,866
Assured Guaranty, Ltd.	169,073	4,394	Regions Financial Corp.	353,734	3,477
Axis Capital Holdings, Ltd.	10,220	532	Reinsurance Group of America, Inc. Class A	68,347	6,262
Bank of America Corp.	3,746,252	59,678	Simon Property Group, Inc.(ö)	64,855	11,771
Bank of New York Mellon Corp. (The)	18,739	793	State Street Corp.	378,181	29,165
BankUnited, Inc.	191,457	6,291	SunTrust Banks, Inc.	264,365	10,971
Barclays PLC - ADR	159,811	2,515	Thomson Reuters Corp.	5,866	241
BB&T Corp.	78,227	2,995	Travelers Cos., Inc. (The)	5,305	536
Berkshire Hathaway, Inc. Class B(Æ)	144,991	20,474	US Bancorp	100,279	4,299
BlackRock, Inc. Class A	1,301	474	Validus Holdings, Ltd.	69,020	2,887
Capital One Financial Corp.	96,892	7,834	Virtu Financial, Inc. Class A(Æ)	11,281	241
CBL & Associates Properties, Inc.(ö)	149,130	2,686	Visa, Inc. Class A	557,378	36,815
CBRE Group, Inc. Class A(Æ)(Û)	86,330	3,310	Voya Financial, Inc.	204,229	8,647
Charles Schwab Corp. (The)	123,899	3,779	Wells Fargo & Co.	1,235,414	68,071
Chubb Corp. (The)	3,806	374	Western Union Co. (The)	95,100	1,929
Citigroup, Inc.(Û)	931,584	49,672	WisdomTree Investments, Inc.	28,700	546
CME Group, Inc. Class A	5,263	478			753,385
Discover Financial Services	159,095	9,223
Equity Residential(ö)	5,963	440	Health Care - 15.6%
Erie Indemnity Co. Class A	7,934	657	Abbott Laboratories	206,907	9,605
Everest Re Group, Ltd.	11,360	2,032	AbbVie, Inc.	237,341	15,346

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 59

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Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Actavis PLC(Æ)	114,759	32,461	LyondellBasell Industries Class A(Û)	47,398	4,907
Aetna, Inc.	100,429	10,733	Monsanto Co.	217,316	24,765
Alexion Pharmaceuticals, Inc.(Æ)	65,341	11,058	Mosaic Co. (The)	256,850	11,301
AmerisourceBergen Corp. Class A(Û)	125,571	14,353	Packaging Corp. of America	45,151	3,124
Amgen, Inc.	151,067	23,855	PPG Industries, Inc.	86,949	19,264
Anthem, Inc.	17,717	2,674	Precision Castparts Corp.	32,867	6,793
Becton Dickinson and Co.	11,315	1,594	Rio Tinto PLC - ADR	96,900	4,340
Biogen, Inc.(Æ)(Û)	53,672	20,070	Rock-Tenn Co. Class A	54,870	3,456
Bristol-Myers Squibb Co.	316,279	20,156	Sherwin-Williams Co. (The)	17,548	4,878
Cardinal Health, Inc.(Û)	457,060	38,548	Sonoco Products Co.	71,894	3,213
Catamaran Corp.(Æ)	100,076	5,939	United States Steel Corp.	23,200	557
Celgene Corp.(Æ)(Û)	70,641	7,633	Valspar Corp.	12,510	1,015
Cigna Corp.	33,797	4,212	Westlake Chemical Corp.	30,712	2,395
Clovis Oncology, Inc.(Æ)	30,358	2,440			151,425
CR Bard, Inc.	37,079	6,177
Edwards Lifesciences Corp.(Æ)	31,701	4,015	Producer Durables - 11.2%
Eli Lilly & Co.	120,484	8,659	3M Co.	26,901	4,207
Envision Healthcare Holdings, Inc.(Æ)	97,915	3,717	Accenture PLC Class A	23,381	2,166
Express Scripts Holding Co.(Æ)(Û)	307,143	26,537	Aegean Marine Petroleum Network, Inc.	94,304	1,433
Gilead Sciences, Inc.(Û)	324,108	32,576	Alaska Air Group, Inc.	44,640	2,860
Halyard Health, Inc.(Æ)	18,003	873	American Airlines Group, Inc.(Û)	31,900	1,540
Health Net, Inc.(Æ)(Û)	55,950	2,946	Automatic Data Processing, Inc.	38,774	3,278
Humana, Inc.	44,136	7,309	Boeing Co. (The)	173,792	24,911
Illumina, Inc.(Æ)	24,739	4,558	Canadian Pacific Railway, Ltd.	39,221	7,475
Intuitive Surgical, Inc.(Æ)	6,807	3,376	Caterpillar, Inc.	8,120	705
Johnson & Johnson	589,195	58,448	Cintas Corp.	91,639	7,327
McKesson Corp.(Û)	94,456	21,101	CoStar Group, Inc.(Æ)	39,060	7,985
Medtronic PLC	611,538	45,529	CSX Corp.	227,101	8,196
Merck & Co., Inc.	858,830	51,152	Danaher Corp.	7,673	628
Mylan NV(Æ)	153,308	11,078	Deere & Co.	4,409	399
Omnicare, Inc.	30,300	2,666	Delphi Automotive PLC(Û)	75,153	6,238
Perrigo Co. PLC	16,264	2,981	Delta Air Lines, Inc.	290,361	12,962
Pfizer, Inc.	2,544,616	86,339	Eaton Corp. PLC	7,869	541
Quest Diagnostics, Inc.	19,600	1,400	Emerson Electric Co.	2,931	172
Receptos, Inc.(Æ)	16,315	2,404	FedEx Corp.	81,346	13,794
St. Jude Medical, Inc.	75,461	5,286	General Dynamics Corp.	265,560	36,467
Stryker Corp.	2,242	207	General Electric Co.	1,405,121	38,051
Thermo Fisher Scientific, Inc.	56,290	7,074	HD Supply Holdings, Inc.(Æ)	83,125	2,743
United Therapeutics Corp.(Æ)(Û)	18,030	2,879	Honeywell International, Inc.	477,857	48,225
UnitedHealth Group, Inc.	126,776	14,123	Huntington Ingalls Industries, Inc.	22,830	3,004
Valeant Pharmaceuticals International, Inc.			IDEX Corp.	35,770	2,683
(Æ)	76,537	16,603	Illinois Tool Works, Inc.	194,800	18,229
		650,690	L-3 Communications Holdings, Inc.	48,600	5,585
			Lexmark International, Inc. Class A	62,270	2,764
Materials and Processing - 3.6%			Lockheed Martin Corp.	58,421	10,901
Air Products & Chemicals, Inc.	3,504	503	Norfolk Southern Corp.	150,428	15,171
Alcoa, Inc.	198,560	2,665	Northrop Grumman Corp.	62,199	9,581
Bombardier, Inc. Class B	742,374	1,491	Old Dominion Freight Line, Inc.(Æ)	59,100	4,204
CF Industries Holdings, Inc.(Û)	8,930	2,567	Paychex, Inc.	132,076	6,391
CRH PLC - ADR	536,700	15,001	Pentair PLC	181,850	11,302
Crown Holdings, Inc.(Æ)	64,514	3,501	Raytheon Co.	304,651	31,684
Dow Chemical Co. (The)	16,624	848	Rockwell Collins, Inc.	68,300	6,648
Ecolab, Inc.	51,038	5,715	Snap-on, Inc.	56,150	8,397
EI du Pont de Nemours & Co.	79,873	5,847	Southwest Airlines Co.(Û)	508,490	20,624
Fastenal Co.	124,804	5,319	Spirit AeroSystems Holdings, Inc. Class
Freeport-McMoRan, Inc.	17,147	399	A(Æ)(Û)	62,810	3,196
Huntsman Corp.	245,227	5,653	Stanley Black & Decker, Inc.	111,600	11,015
International Flavors & Fragrances, Inc.	44,700	5,129	Textron, Inc.	202,161	8,891
International Paper Co.	126,200	6,779	Tidewater, Inc.	80,300	2,224

See accompanying notes which are an integral part of the financial statements.

60 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Towers Watson & Co. Class A	14,700	1,866	Vodafone Group PLC - ADR	433,422	15,257
Trinity Industries, Inc.	42,300	1,146	Western Digital Corp.(Û)	23,840	2,330
Union Pacific Corp.	173,145	18,393	Yahoo!, Inc.(Æ)	15,639	666
United Continental Holdings, Inc.(Æ)(Û)	198,988	11,888	Yelp, Inc. Class A(Æ)	164,561	6,482
United Technologies Corp.	127,474	14,500			599,474
Wabtec Corp.	37,180	3,497
Waste Management, Inc.	29,981	1,485	Utilities - 3.4%
Werner Enterprises, Inc.	15,300	411	AES Corp.(Û)	200,190	2,653
		467,983	American Electric Power Co., Inc.	66,257	3,768
			AT&T, Inc.	978,358	33,891
Technology - 14.4%			Calpine Corp.(Æ)	66,400	1,448
Adobe Systems, Inc.(Æ)	93,762	7,132	CenturyLink, Inc.(Û)	177,565	6,385
Apple, Inc.(Û)	990,542	123,966	CMS Energy Corp.	100,333	3,404
Arrow Electronics, Inc.(Æ)(Û)	47,680	2,847	Dominion Resources, Inc.	9,016	646
ASML Holding NV Class G	66,500	7,118	Duke Energy Corp.	11,630	902
Avnet, Inc.(Û)	82,006	3,496	Entergy Corp.	252,039	19,453
Brocade Communications Systems, Inc.(Û)	195,410	2,208	Exelon Corp.	14,176	482
CDK Global, Inc.	75,624	3,624	FirstEnergy Corp.	16,667	599
Cisco Systems, Inc.	686,632	19,796	NextEra Energy, Inc.	147,974	14,935
Citrix Systems, Inc.(Æ)	47,100	3,163	ONE Gas, Inc.	69,456	2,915
Cognizant Technology Solutions Corp. Class			PG&E Corp.	7,672	406
A(Æ)	115,078	6,737	PPL Corp.	114,345	3,891
Corning, Inc.	141,889	2,970	Southern Co.	14,717	652
DST Systems, Inc.	28,577	3,289	Sprint Corp.(Æ)	10,952	56
Electronic Arts, Inc.(Æ)(Û)	59,990	3,485	T-Mobile US, Inc.(Æ)	4,383	149
EMC Corp.	320,118	8,614	Verizon Communications, Inc.	876,921	44,232
F5 Networks, Inc.(Æ)	63,173	7,708			140,867
Facebook, Inc. Class A(Æ)	525,916	41,426
FireEye, Inc.(Æ)	85,387	3,527	Total Common Stocks
Google, Inc. Class C(Æ)	83,765	45,309	(cost $3,460,823)		3,953,723
Hewlett-Packard Co.	201,434	6,641
IAC/InterActiveCorp	10,700	747	Investments in Other Funds - 0.1%
Intel Corp.	1,532,453	49,881	Financial Services - 0.1%
International Business Machines Corp.	41,513	7,111	iShares Russell 1000 Value ETF	29,015	3,017
Intuit, Inc.	70,280	7,051	Total Investments in Other Funds
Jabil Circuit, Inc.	143,150	3,224	(cost $2,845)		3,017
Lam Research Corp.(Û)	105,160	7,948
Mentor Graphics Corp.	33,267	796	Short-Term Investments - 6.4%
Micron Technology, Inc.(Æ)(Û)	326,950	9,197	Russell U.S. Cash Management Fund	250,961,065(8)	250,961
Microsoft Corp.	951,550	46,283	United States Treasury Bills
NetApp, Inc.	92,500	3,353	Zero coupon due 06/25/15 (ç)(~)(§)	5,001	5,001
NXP Semiconductors NV(Æ)	92,023	8,845
Oracle Corp.	745,644	32,525	0.068% due 08/13/15 (ç)(~)(§)	10,693	10,693
Palo Alto Networks, Inc.(Æ)	27,166	4,013	Total Short-Term Investments
PMC-Sierra, Inc.(Æ)	29,990	253	(cost $266,651)		266,655
Polycom, Inc.(Æ)	70,700	923
PTC, Inc.(Æ)	28,100	1,077	Total Investments 101.1%
QUALCOMM, Inc.	451,180	30,680	(identified cost $3,730,319)		4,223,395
Rackspace Hosting, Inc.(Æ)	170,394	9,184	Securities Sold Short - (0.9)%
Salesforce.com, Inc.(Æ)	167,541	12,200	Consumer Discretionary - (0.1)%
ServiceNow, Inc.(Æ)	71,414	5,346	DreamWorks Animation SKG, Inc. Class
Splunk, Inc.(Æ)	63,358	4,204	A(Æ)	(68,700)	(1,790)
Stratasys, Ltd.(Æ)	72,945	2,732	Tesla Motors, Inc.(Æ)	(14,260)	(3,224)
Symantec Corp.	264,624	6,596			(5,014)
Synopsys, Inc.(Æ)	122,700	5,752	Energy - (0.2)%
Tableau Software, Inc. Class A(Æ)	40,100	3,923	Golar LNG, Ltd.(Æ)	(82,100)	(2,955)
Texas Instruments, Inc.	38,841	2,106	Kinder Morgan, Inc.	(72,700)	(3,123)
VeriSign, Inc.(Æ)	49,760	3,160	SunPower Corp. Class A(Æ)	(70,000)	(2,253)
VMware, Inc. Class A(Æ)	29,206	2,573	Williams Cos., Inc. (The)	(10,900)	(558)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 61

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Principal	Fair
		Amount ($) or	Value
		Shares	$
			(8,889)
	Financial Services - (0.2)%
	Nationstar Mortgage Holdings, Inc.(Æ)	(25,700)	(645)
	Ocwen Financial Corp.(Æ)	(47,100)	(400)
	PacWest Bancorp	(45,800)	(2,066)
	St. Joe Co. (The)(Æ)	(111,260)	(1,941)
	TFS Financial Corp.	(151,530)	(2,215)
	Zillow Group, Inc. Class A(Æ)	(17,100)	(1,670)
			(8,937)
	Health Care - (0.1)%
	Brookdale Senior Living, Inc. Class A(Æ)	(65,700)	(2,380)

	Materials and Processing – (0.0)%
	MRC Global, Inc.(Æ)	(39,840)	(581)
	Tahoe Resources, Inc.	(56,610)	(799)
			(1,380)
	Producer Durables - (0.1)%
	Colfax Corp.(Æ)	(57,470)	(2,850)

	Technology - (0.2)%
	Advanced Micro Devices, Inc.(Æ)	(863,700)	(1,952)
	Knowles Corp.(Æ)	(33,900)	(650)
	Palo Alto Networks, Inc.(Æ)	(6,100)	(901)
	Stratasys, Ltd.(Æ)	(55,400)	(2,075)
	SunEdison, Inc.(Æ)	(32,550)	(824)
	Zynga, Inc. Class A(Æ)	(391,500)	(959)
			(7,361)

	Total Securities Sold Short
	(proceeds $37,109)		(36,811)

	Other Assets and Liabilities, Net
-	(0.2%)		(6,976)
	Net Assets - 100.0%		4,179,608

See accompanying notes which are an integral part of the financial statements.

62 Russell U.S. Strategic Equity Fund

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Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Index Mini Futures		126	USD	14,626	06/15	123
S&P 500 Index E-Mini Futures		2,212	USD	229,926	06/15	3,778
S&P E-Mini Energy Select Sector Index Futures		167	USD	13,776	06/15	1,071
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						4,972

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$674,058	$—		$—	$674,058	16.1
Consumer Staples	210,084	—		—	210,084	5.0
Energy	305,757	—		—	305,757	7.3
Financial Services	753,385	—		—	753,385	18.0
Health Care	650,690	—		—	650,690	15.6
Materials and Processing	151,425	—		—	151,425	3.6
Producer Durables	467,983	—		—	467,983	11.2
Technology	599,474	—		—	599,474	14.4
Utilities	140,867	—		—	140,867	3.4
Investments in Other Funds	3,017	—		—	3,017	0.1
Short-Term Investments	—	266,655		—	266,655	6.4
Total Investments	3,956,740	266,655		—	4,223,395	101.1
Securities Sold Short*	(36,811)	—		—	(36,811)	(0.9)
Other Assets and Liabilities, Net						(0.2)
						100.0
Other Financial Instruments
Futures Contracts	4,972	—		—	4,972	0.1
Total Other Financial Instruments**	$4,972	$—		$—	$4,972

*      Refer to Schedule of Investments for detailed sector breakout.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 63

Russell Investment Company
Russell U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$4,972

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,047

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,970

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

64 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
Gross	Net Amounts
Amounts	of Assets
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$4 $	— $	4
Total	$4 $	— $	4

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement		Financial and
	of Assets and		Derivative	Collateral
Counterparty	Liabilities		Instruments	Received^	Net Amount
Morgan Stanley		$4 $	— $		— $	4
Total		$4 $	— $		— $	4

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 65

Russell Investment Company
Russell U.S. Strategic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$2,402	$	— $	2,402
Total	$2,402	$	— $	2,402

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Morgan Stanley	$2,402	$	— $	2,402	$—
Total	$2,402	$	— $	2,402	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

66 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,730,319
Investments, at fair value(>)	4,223,395
Cash	47
Receivables:
Dividends and interest	2,672
Dividends from affiliated Russell funds	21
Investments sold	57,789
Fund shares sold	4,831
Variation margin on futures contracts	4
Prepaid expenses	33
Total assets	4,288,792

Liabilities
Payables:
Investments purchased	64,714
Fund shares redeemed	2,481
Accrued fees to affiliates	2,601
Other accrued expenses	175
Variation margin on futures contracts	2,402
Securities sold short, at fair value(‡)	36,811
Total liabilities	109,184

Net Assets	$4,179,608

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 67

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$420
Accumulated net realized gain (loss)	113,047
Unrealized appreciation (depreciation) on:
Investments	493,076
Futures contracts	4,972
Securities sold short	298
Shares of beneficial interest	3,290
Additional paid-in capital	3,564,505
Net Assets	$4,179,608

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.69
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.46
Class A — Net assets	$6,518,390
Class A — Shares outstanding ($.01 par value)	513,847
Net asset value per share: Class C(#)	$12.65
Class C — Net assets	$21,989,787
Class C — Shares outstanding ($.01 par value)	1,737,976
Net asset value per share: Class E(#)	$12.70
Class E — Net assets	$110,998,074
Class E — Shares outstanding ($.01 par value)	8,737,600
Net asset value per share: Class S(#)	$12.71
Class S — Net assets	$ 4,040,101,931
Class S — Shares outstanding ($.01 par value)	317,961,680
Amounts in thousands
(‡) Proceeds on securities sold short	$37,109
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$250,961
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

68 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$33,727
Dividends from affiliated Russell funds	80
Total investment income	33,807

Expenses
Advisory fees	14,355
Administrative fees	909
Custodian fees	229
Distribution fees - Class A	7
Distribution fees - Class C	73
Transfer agent fees - Class A	6
Transfer agent fees - Class C	19
Transfer agent fees - Class E	102
Transfer agent fees - Class S	3,701
Professional fees	56
Registration fees	80
Shareholder servicing fees - Class C	24
Shareholder servicing fees - Class E	127
Trustees’ fees	41
Printing fees	107
Dividends from securities sold short	193
Interest expense paid on securities sold short	412
Miscellaneous	52
Expenses before reductions	20,493
Expense reductions	(4,919)
Net expenses	15,574
Net investment income (loss)	18,233

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	133,440
Futures contracts	2,047
Net realized gain (loss)	135,487
Net change in unrealized appreciation (depreciation) on:
Investments	(22,592)
Futures contracts	1,970
Securities sold short	(331)
Net change in unrealized appreciation (depreciation)	(20,953)
Net realized and unrealized gain (loss)	114,534
Net Increase (Decrease) in Net Assets from Operations	$132,767

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 69

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,233	$37,803
Net realized gain (loss)	135,487	321,203
Net change in unrealized appreciation (depreciation)	(20,953)	112,602
Net increase (decrease) in net assets from operations	132,767	471,608

Distributions
From net investment income
Class A	(21)	(38)
Class C	(3)	(30)
Class E	(388)	(855)
Class S	(18,600)	(36,992)
From net realized gain
Class A	(466)	(255)
Class C	(1,512)	(786)
Class E	(8,563)	(6,859)
Class S	(312,099)	(224,840)
Net decrease in net assets from distributions	(341,652)	(270,655)

Share Transactions*
Net increase (decrease) in net assets from share transactions	703,214	404,716
Total Net Increase (Decrease) in Net Assets	494,329	605,669

Net Assets
Beginning of period	3,685,279	3,079,610
End of period	$4,179,608	$3,685,279
Undistributed (overdistributed) net investment income included in net assets	$420	$1,199

See accompanying notes which are an integral part of the financial statements.

70 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	144	$1,861	181	$2,297
Proceeds from reinvestment of distributions	39	487	24	291
Payments for shares redeemed	(29)	(362)	(107)	(1,365)
Net increase (decrease)	154	1,986	98	1,223
Class C
Proceeds from shares sold	489	6,120	563	7,081
Proceeds from reinvestment of distributions	120	1,514	67	815
Payments for shares redeemed	(125)	(1,591)	(159)	(2,023)
Net increase (decrease)	484	6,043	471	5,873
Class E
Proceeds from shares sold	1,319	16,824	1,343	16,957
Proceeds from reinvestment of distributions	682	8,626	602	7,419
Payments for shares redeemed	(526)	(6,772)	(1,811)	(23,446)
Net increase (decrease)	1,475	18,678	134	930
Class S
Proceeds from shares sold	65,503	845,697	68,530	872,109
Proceeds from reinvestment of distributions	26,037	329,098	21,116	260,569
Payments for shares redeemed	(38,857)	(498,288)	(57,926)	(735,988)
Net increase (decrease)	52,683	676,507	31,720	396,690
Total increase (decrease)	54,796	$703,214	32,423	$404,716

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 71

Russell Investment Company
Russell U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	13.42	.05	.45	.50	(.05)	(1.18)
October 31, 2014	12.73	.11	1.66	1.77	(.12)	(.96)
October 31, 2013	10.13	.08	2.65	2.73	(.10)	(.03)
October 31, 2012(5)	10.00	.01	.13	.14	(.01)	—

Class C
April 30, 2015*	13.39	—(f)	.44	.44	—(f)	(1.18)
October 31, 2014	12.71	.02	1.65	1.67	(.03)	(.96)
October 31, 2013	10.12	—(f)	2.65	2.65	(.03)	(.03)
October 31, 2012(5)	10.00	—(f)	.13	.13	(.01)	—

Class E
April 30, 2015*	13.44	.05	.44	.49	(.05)	(1.18)
October 31, 2014	12.74	.11	1.66	1.77	(.11)	(.96)
October 31, 2013	10.13	.10	2.63	2.73	(.09)	(.03)
October 31, 2012(5)	10.00	.01	.14	.15	(.02)	—

Class S
April 30, 2015*	13.44	.06	.46	.52	(.07)	(1.18)
October 31, 2014	12.74	.14	1.67	1.81	(.15)	(.96)
October 31, 2013	10.13	.13	2.63	2.76	(.12)	(.03)
October 31, 2012(5)	10.00	.02	.13	.15	(.02)	—

See accompanying notes which are an integral part of the financial statements.

72 Russell U.S. Strategic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)

(1.23)	12.69	3.82	6,518	1.31	1.05	.71	46
(1.08)	13.42	14.72	4,826	1.32	1.07	.86	85
(.13)	12.73	27.15	3,327	1.31	1.13	.73	125
(.01)	10.13	1.44	633	1.36	1.12	.57	15

(1.18)	12.65	3.37	21,990	2.06	1.80	(.03)	46
(.99)	13.39	13.86	16,787	2.07	1.82	.12	85
(.06)	12.71	26.27	9,948	2.07	1.88	.03	125
(.01)	10.12	1.28	3,479	2.12	1.87	(.19)	15

(1.23)	12.70	3.73	110,998	1.31	1.05	.71	46
(1.07)	13.44	14.76	97,618	1.32	1.07	.90	85
(.12)	12.74	27.19	90,808	1.31	1.13	.86	125
(.02)	10.13	1.46	69,066	1.37	1.12	.41	15

(1.25)	12.71	3.93	4,040,102	1.06	.80	.96	46
(1.11)	13.44	15.05	3,566,048	1.07	.82	1.13	85
(.15)	12.74	27.51	2,975,527	1.06	.88	1.10	125
(.02)	10.13	1.46	2,072,403	1.11	.87	.96	15

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 73

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,043.90	$1,019.24
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$5.68	$5.61

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,039.80	$1,015.52
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.46	$9.35
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class S	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,045.00	$1,020.48
	Expenses Paid During Period*	$4.41	$4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

74 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.6%			Kroger Co. (The)	16,500	1,137
Consumer Discretionary - 15.6%			Mondelez International, Inc. Class A	65,059	2,496
21st Century Fox, Inc.(Æ)	4,300	147	Monster Beverage Corp.(Æ)	780	107
Amazon.com, Inc.(Æ)	10,139	4,277	PepsiCo, Inc.	16,900	1,608
AutoZone, Inc.(Æ)	410	276	Procter & Gamble Co. (The)	60,100	4,779
Best Buy Co., Inc.	3,400	118	Sysco Corp.	29,510	1,093
Carnival Corp.	15,300	673	Tyson Foods, Inc. Class A	27,350	1,080
CBS Corp. Class B	4,235	263	Whole Foods Market, Inc.	50,834	2,427
Chipotle Mexican Grill, Inc. Class A(Æ)	857	532			22,037
Comcast Corp. Class A(Æ)	89,470	5,168
Costco Wholesale Corp.	8,900	1,273	Energy - 6.3%
Darden Restaurants, Inc.	4,670	298	Atwood Oceanics, Inc.	4,800	160
Domino's Pizza, Inc.	1,370	148	Baker Hughes, Inc.	7,100	486
Estee Lauder Cos., Inc. (The) Class A	9,652	785	Cameron International Corp.(Æ)	28,775	1,577
Ford Motor Co.	60,300	953	Chevron Corp.	37,130	4,124
General Motors Co.	28,000	982	ConocoPhillips	23,920	1,625
Hilton Worldwide Holdings, Inc.(Æ)	41,718	1,208	Core Laboratories NV	4,735	622
John Wiley & Sons, Inc. Class A(Æ)	1,600	91	EOG Resources, Inc.	16,393	1,622
Johnson Controls, Inc.	88,828	4,475	Exxon Mobil Corp.	66,171	5,782
Kohl's Corp.	15,900	1,139	Hess Corp.	21,060	1,620
L Brands, Inc.	12,490	1,116	HollyFrontier Corp.	1,600	62
Las Vegas Sands Corp.	44,100	2,332	Marathon Petroleum Corp.	4,070	401
Liberty Media Corp.(Æ)	40,850	1,550	Murphy Oil Corp.	3,200	152
Lowe's Cos., Inc.	42,990	2,960	Noble Energy, Inc.	32,023	1,624
lululemon athletica, Inc.(Æ)	7,700	490	Occidental Petroleum Corp.	51,050	4,089
Marriott International, Inc. Class A	2,500	200	PBF Energy, Inc. Class A	3,900	111
Netflix, Inc.(Æ)	848	472	Phillips 66(Æ)	8,900	706
News Corp. Class A(Æ)	17,400	275	Schlumberger, Ltd.	26,670	2,523
Nike, Inc. Class B	16,597	1,640	Valero Energy Corp.	17,700	1,007
Omnicom Group, Inc.	39,200	2,970	Western Refining, Inc.	800	35
Priceline Group, Inc. (The)(Æ)	1,937	2,398			28,328
PVH Corp.	5,307	548
Ralph Lauren Corp. Class A	12,626	1,684	Financial Services – 20.0%
Ross Stores, Inc.	5,640	558	ACE, Ltd.	70	7
Royal Caribbean Cruises, Ltd.	14,732	1,002	Aflac, Inc.	3,900	246
Starbucks Corp.	80,076	3,970	Ally Financial, Inc.(Æ)	6,000	131
Target Corp.	16,600	1,309	American Express Co.	40,500	3,136
Time Warner, Inc.	18,800	1,587	American International Group, Inc.	4,600	259
TJX Cos., Inc.	13,010	840	American Tower Corp. Class A(ö)	12,350	1,167
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	8,002	1,209	Ameriprise Financial, Inc.	22,407	2,807
Under Armour, Inc. Class A(Æ)	8,948	694	Aon PLC	46,034	4,430
Urban Outfitters, Inc.(Æ)	6,000	240	Arch Capital Group, Ltd.(Æ)	4,200	255
VF Corp.	8,000	579	Bank of America Corp.	266,750	4,249
Viacom, Inc. Class B	76,380	5,304	Bank of New York Mellon Corp. (The)	19,800	838
Wal-Mart Stores, Inc.	50,422	3,936	Berkshire Hathaway, Inc. Class B(Æ)	5,430	767
Walt Disney Co. (The)	52,732	5,732	BlackRock, Inc. Class A	5,260	1,914
Whirlpool Corp.	10,450	1,835	Capital One Financial Corp.	12,300	994
		70,236	Citigroup, Inc.	118,340	6,310
			Crown Castle International Corp.(ö)	32,200	2,690
Consumer Staples - 4.9%			Discover Financial Services	27,556	1,598
Altria Group, Inc.	15,700	786	E*Trade Financial Corp.(Æ)	3,200	92
Archer-Daniels-Midland Co.	4,000	196	Equinix, Inc.(ö)	8,673	2,220
Bunge, Ltd.	2,330	201	FactSet Research Systems, Inc.	2,520	397
Casey's General Stores, Inc.	700	58	Fiserv, Inc.(Æ)	4,800	372
Coca-Cola Co. (The)	36,600	1,484	FleetCor Technologies, Inc.(Æ)	5,400	869
Colgate-Palmolive Co.	27,940	1,880	Franklin Resources, Inc.	31,410	1,619
Constellation Brands, Inc. Class A	7,081	821	Global Payments, Inc.	2,400	241
CVS Health Corp.	1,100	109	Goldman Sachs Group, Inc. (The)	19,350	3,801
Hershey Co. (The)	19,308	1,775	Intercontinental Exchange, Inc.	10,050	2,257

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 75

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Invesco, Ltd.	6,600	273	Regeneron Pharmaceuticals, Inc.(Æ)	2,514	1,150
JPMorgan Chase & Co.	30,330	1,919	Sanofi - ADR	23,767	1,201
Lincoln National Corp.	3,200	181	UnitedHealth Group, Inc.	15,410	1,717
Marsh & McLennan Cos., Inc.	3,900	219	Valeant Pharmaceuticals International, Inc.
MasterCard, Inc. Class A	33,734	3,043	(Æ)	9,275	2,012
McGraw Hill Financial, Inc.	13,336	1,391			72,545
MetLife, Inc.	35,060	1,798
Morgan Stanley	79,897	2,981	Materials and Processing - 3.7%
Northern Trust Corp.	61,649	4,510	Ashland, Inc.	3,776	477
PNC Financial Services Group, Inc. (The)	41,760	3,830	Dow Chemical Co. (The)	18,200	928
Principal Financial Group, Inc.	7,700	394	Ecolab, Inc.	19,920	2,230
Progressive Corp. (The)	11,500	307	EI du Pont de Nemours & Co.	14,800	1,083
Prudential Financial, Inc.	11,190	913	International Flavors & Fragrances, Inc.	5,900	677
Regions Financial Corp.	109,210	1,074	Monsanto Co.	50,840	5,793
Simon Property Group, Inc.(ö)	5,413	982	Mosaic Co. (The)	42,150	1,855
State Street Corp.	27,210	2,098	PPG Industries, Inc.	12,805	2,838
SunTrust Banks, Inc.	6,400	266	Rock-Tenn Co. Class A	3,900	246
Synchrony Financial(Æ)	5,100	159	Sherwin-Williams Co. (The)	570	158
T Rowe Price Group, Inc.	22,100	1,794	Valspar Corp.	2,400	195
Travelers Cos., Inc. (The)	15,460	1,563			16,480
US Bancorp	84,550	3,624
Visa, Inc. Class A	86,368	5,705	Producer Durables - 9.1%
Voya Financial, Inc.	22,500	953	Automatic Data Processing, Inc.	29,330	2,480
Wells Fargo & Co.	114,780	6,325	Boeing Co. (The)	31,400	4,501
WisdomTree Investments, Inc.	1,200	23	Canadian Pacific Railway, Ltd.	5,553	1,058
		89,991	CSX Corp.	46,670	1,685
			Delta Air Lines, Inc.	27,708	1,237
Health Care - 16.1%			FedEx Corp.	15,910	2,697
Abbott Laboratories	5,300	246	General Dynamics Corp.	12,220	1,678
Actavis PLC(Æ)	16,246	4,596	General Electric Co.	269,620	7,301
Aetna, Inc.	12,673	1,354	Honeywell International, Inc.	41,970	4,235
Agilent Technologies, Inc.	39,359	1,628	Huntington Ingalls Industries, Inc.	1,270	167
Alexion Pharmaceuticals, Inc.(Æ)	2,801	474	L-3 Communications Holdings, Inc.	1,730	199
AmerisourceBergen Corp. Class A	12,384	1,416	Lockheed Martin Corp.	5,440	1,015
Amgen, Inc.	27,480	4,339	Norfolk Southern Corp.	7,800	787
Anthem, Inc.	2,610	394	Northrop Grumman Corp.	6,660	1,026
Baxter International, Inc.	29,915	2,056	Paychex, Inc.	15,500	750
Becton Dickinson and Co.	1,070	151	Pentair PLC	34,700	2,157
Biogen, Inc.(Æ)	7,129	2,666	Raytheon Co.	10,810	1,124
Bristol-Myers Squibb Co.	38,072	2,427	Rockwell Collins, Inc.	8,700	847
Cardinal Health, Inc.	10,800	911	Southwest Airlines Co.	12,200	495
Celgene Corp.(Æ)	8,340	901	Textron, Inc.	5,900	259
Cerner Corp.(Æ)	31,370	2,253	Towers Watson & Co. Class A	2,000	254
Cigna Corp.	23,610	2,943	Tyco International PLC	20,850	821
Edwards Lifesciences Corp.(Æ)	5,407	685	Union Pacific Corp.	14,400	1,530
Eli Lilly & Co.	14,000	1,006	United Continental Holdings, Inc.(Æ)	20,367	1,217
Express Scripts Holding Co.(Æ)	43,600	3,767	United Parcel Service, Inc. Class B	11,050	1,111
Gilead Sciences, Inc.(Æ)	32,746	3,291	Wabtec Corp.	2,500	235
Health Net, Inc.(Æ)	600	32			40,866
Humana, Inc.	4,700	778
Illumina, Inc.(Æ)	3,480	641	Technology - 15.1%
Intuitive Surgical, Inc.(Æ)	967	480	Apple, Inc.	63,472	7,943
Johnson & Johnson	58,030	5,756	ASML Holding NV Class G	12,600	1,349
McKesson Corp.	12,828	2,866	Broadcom Corp. Class A	17,670	781
Medtronic PLC	65,134	4,849	Cisco Systems, Inc.	75,550	2,178
Merck & Co., Inc.	57,640	3,433	Cognizant Technology Solutions Corp. Class
Mylan NV(Æ)	8,156	589	A(Æ)	14,200	831
Perrigo Co. PLC	1,914	351	Corning, Inc.	6,800	142
Pfizer, Inc.	270,737	9,186	Electronic Arts, Inc.(Æ)	13,550	787

See accompanying notes which are an integral part of the financial statements.

76 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($) or		Value
	Shares		$
EMC Corp.	139,420		3,752
F5 Networks, Inc.(Æ)	590		72
Facebook, Inc. Class A(Æ)	20,180		1,590
Google, Inc. Class C(Æ)	10,980		5,900
Hewlett-Packard Co.	20,300		669
Intel Corp.	140,890		4,586
Intuit, Inc.	3,500		351
Juniper Networks, Inc.	56,750		1,500
Lam Research Corp.	9,239		698
LinkedIn Corp. Class A(Æ)	3,566		899
Maxim Integrated Products, Inc.	50,400		1,655
Mentor Graphics Corp.	3,100		74
Microsoft Corp.	59,198		2,879
NetApp, Inc.	40,190		1,457
NXP Semiconductors NV(Æ)	12,949		1,245
Oracle Corp.	140,321		6,121
Palo Alto Networks, Inc.(Æ)	3,824		565
QUALCOMM, Inc.	73,970		5,030
Red Hat, Inc.(Æ)	19,295		1,452
Salesforce.com, Inc.(Æ)	16,540		1,204
SanDisk Corp.	24,240		1,623
SAP SE - ADR	26,705		2,021
ServiceNow, Inc.(Æ)	10,057		753
Splunk, Inc.(Æ)	8,915		591
Symantec Corp.	22,800		568
Synopsys, Inc.(Æ)	16,290		764
Tableau Software, Inc. Class A(Æ)	5,600		548
Texas Instruments, Inc.	39,910		2,164
VMware, Inc. Class A(Æ)	900		79
Vodafone Group PLC - ADR	82,493		2,904
Workday, Inc. Class A(Æ)	700		64
Zynga, Inc. Class A(Æ)	21,500		53
			67,842

Utilities - 2.8%
American Electric Power Co., Inc.	2,100		119
AT&T, Inc.	72,010		2,495
Duke Energy Corp.	21,635		1,678
Edison International	26,622		1,622
Exelon Corp.	50,160		1,707
NextEra Energy, Inc.	18,055		1,822
T-Mobile US, Inc.(Æ)	1,200		41
Verizon Communications, Inc.	57,220		2,886
			12,370

Total Common Stocks
(cost $354,875)			420,695

Short-Term Investments - 6.2%
Russell U.S. Cash Management Fund	28,106,339	(8)	28,106
Total Short-Term Investments
(cost $28,106)			28,106

Total Investments 99.8%
(identified cost $382,981)			448,801

Other Assets and Liabilities, Net
- 0.2%			863
Net Assets - 100.0%			449,664

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 77

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional			Expiration	(Depreciation)
		Contracts	Amount			Date	$
Long Positions
S&P 500 Index E-Mini Futures		182	USD	18,918		06/15	270
S&P E-Mini Consumer Discretionary Select Sector Index Futures		89	USD		4,307	06/15	55
S&P E-Mini Energy Select Sector Index Futures		76	USD		6,269	06/15	589
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							914

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3			Total	% of Net Assets
Common Stocks
Consumer Discretionary	$70,236	$—		$—		$70,236	15.6
Consumer Staples	22,037	—		—		22,037	4.9
Energy	28,328	—		—		28,328	6.3
Financial Services	89,991	—		—		89,991	20.0
Health Care	72,545	—		—		72,545	16.1
Materials and Processing	16,480	—		—		16,480	3.7
Producer Durables	40,866	—		—		40,866	9.1
Technology	67,842	—		—		67,842	15.1
Utilities	12,370	—		—		12,370	2.8
Short-Term Investments	—	28,106		—		28,106	6.2
Total Investments	420,695	28,106		—		448,801	99.8
Other Assets and Liabilities, Net							0.2
							100.0
Other Financial Instruments
Futures Contracts	914	—		—		914	0.2
Total Other Financial Instruments*	$914	$—		$—		$914

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

78 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$914

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,013

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$231

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 79

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$225	$	— $	225
Total	$225	$	— $	225

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$225	$	— $	225	$—
Total	$225	$	— $	225	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

80 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$382,981
Investments, at fair value(>)	448,801
Cash (restricted)(a)	1,519
Receivables:
Dividends and interest	296
Dividends from affiliated Russell funds	2
Investments sold	6,552
Fund shares sold	647
Prepaid expenses	4
Total assets	457,821

Liabilities
Payables:
Investments purchased	6,922
Fund shares redeemed	663
Accrued fees to affiliates	306
Other accrued expenses	41
Variation margin on futures contracts	225
Total liabilities	8,157

Net Assets	$449,664

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 81

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$116
Accumulated net realized gain (loss)	16,558
Unrealized appreciation (depreciation) on:
Investments	65,820
Futures contracts	914
Shares of beneficial interest	338
Additional paid-in capital	365,918
Net Assets	$449,664

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$13.29
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$14.10
Class A — Net assets	$7,974,150
Class A — Shares outstanding ($.01 par value)	600,005
Net asset value per share: Class C(#)	$13.25
Class C — Net assets	$1,611,054
Class C — Shares outstanding ($.01 par value)	121,577
Net asset value per share: Class S(#)	$13.32
Class S — Net assets	$440,079,017
Class S — Shares outstanding ($.01 par value)	33,032,360
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$28,106
(a) Cash Collateral for Futures	$1,519
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

82 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3,892
Dividends from affiliated Russell funds	14
Total investment income	3,906

Expenses
Advisory fees	1,550
Administrative fees	105
Custodian fees	51
Distribution fees - Class A	10
Distribution fees - Class C	5
Transfer agent fees - Class A	8
Transfer agent fees - Class C	1
Transfer agent fees - Class S	434
Professional fees	25
Registration fees	29
Shareholder servicing fees - Class C	2
Trustees’ fees	5
Printing fees	7
Miscellaneous	9
Expenses before reductions	2,241
Expense reductions	(298)
Net expenses	1,943
Net investment income (loss)	1,963

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	18,064
Futures contracts	1,013
Net realized gain (loss)	19,077
Net change in unrealized appreciation (depreciation) on:
Investments	(1,559)
Futures contracts	231
Net change in unrealized appreciation (depreciation)	(1,328)
Net realized and unrealized gain (loss)	17,749
Net Increase (Decrease) in Net Assets from Operations	$19,712

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 83

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,963	$4,685
Net realized gain (loss)	19,077	38,469
Net change in unrealized appreciation (depreciation)	(1,328)	8,608
Net increase (decrease) in net assets from operations	19,712	51,762

Distributions
From net investment income
Class A	(27)	(57)
Class C	(—)**	(4)
Class S	(1,996)	(4,623)
From net realized gain
Class A	(667)	(313)
Class C	(127)	(69)
Class S	(38,071)	(23,479)
Net decrease in net assets from distributions	(40,888)	(28,545)

Share Transactions*
Net increase (decrease) in net assets from share transactions	36,268	62,467
Total Net Increase (Decrease) in Net Assets	15,092	85,684

Net Assets
Beginning of period	434,572	348,888
End of period	$449,664	$434,572
Undistributed (overdistributed) net investment income included in net assets	$116	$176

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

84 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	91	$1,227	223	$2,968
Proceeds from reinvestment of distributions	53	694	28	370
Payments for shares redeemed	(56)	(751)	(79)	(1,062)
Net increase (decrease)	88	1,170	172	2,276
Class C
Proceeds from shares sold	32	428	53	701
Proceeds from reinvestment of distributions	10	127	6	73
Payments for shares redeemed	(20)	(268)	(22)	(295)
Net increase (decrease)	22	287	37	479
Class S
Proceeds from shares sold	2,458	33,071	6,466	86,261
Proceeds from reinvestment of distributions	3,028	40,062	2,165	28,099
Payments for shares redeemed	(2,837)	(38,322)	(4,092)	(54,648)
Net increase (decrease)	2,649	34,811	4,539	59,712
Total increase (decrease)	2,759	$36,268	4,748	$62,467

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 85

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	13.99	.04	.56	.60	(.04)	(1.26)
October 31, 2014	13.27	.12	1.63	1.75	(.13)	(.90)
October 31, 2013	10.52	.06	2.85	2.91	(.11)	(.05)
October 31, 2012(4)	10.00	.05	.53	.58	(.06)	—

Class C
April 30, 2015*	13.96	(.01)	.56	.55	— (f)	(1.26)
October 31, 2014	13.25	.02	1.63	1.65	(.04)	(.90)
October 31, 2013	10.51	— (f)	2.82	2.82	(.03)	(.05)
October 31, 2012(4)	10.00	— (f)	.52	.52	(.01)	—

Class S
April 30, 2015*	14.02	.06	.56	.62	(.06)	(1.26)
October 31, 2014	13.29	.16	1.63	1.79	(.16)	(.90)
October 31, 2013	10.52	.13	2.82	2.95	(.13)	(.05)
October 31, 2012(4)	10.00	.07	.52	.59	(.07)	—

See accompanying notes which are an integral part of the financial statements.

86 Russell U.S. Large Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(1.30)	13.29	4.39	7,974	1.26	1.12	.64	42
(1.03)	13.99	13.85	7,166	1.26	1.12	.93	81
(.16)	13.27	27.93	4,509	1.28	1.12	.48	84
(.06)	10.52	5.76	1,037	1.28	1.11	.64	55

(1.26)	13.25	3.98	1,611	2.01	1.87	(.12)	42
(.94)	13.96	13.06	1,394	2.01	1.87	.18	81
(.08)	13.25	26.99	838	2.03	1.87	.02	84
(.01)	10.51	5.17	367	2.11	1.86	(.01)	55

(1.32)	13.32	4.50	440,079	1.00	.87	.89	42
(1.06)	14.02	14.17	426,012	1.01	.87	1.20	81
(.18)	13.29	28.35	343,541	1.03	.87	1.06	84
(.07)	10.52	5.85	240,454	1.11	.86	.96	55

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 87

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,054.70	$1,018.74
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$6.22	$6.11

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,050.90	$1,015.03
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$10.02	$9.84
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class S	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,056.60	$1,019.98
	Expenses Paid During Period*	$4.95	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

88 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.3%			Viacom, Inc. Class B	21,200	1,472
Consumer Discretionary - 17.6%			Wendy's Co. (The)	2,167	22
Abercrombie & Fitch Co. Class A	12,350	278	Whirlpool Corp.	4,140	727
Advance Auto Parts, Inc.	4,787	685	Wynn Resorts, Ltd.	9,000	1,000
AutoZone, Inc.(Æ)	1,572	1,057			38,286
Best Buy Co., Inc.	20,200	700
Brinker International, Inc.	7,400	410	Consumer Staples - 3.5%
Burlington Stores, Inc.(Æ)	2,100	108	Archer-Daniels-Midland Co.	5,300	259
CarMax, Inc.(Æ)	26,527	1,807	Bunge, Ltd.	12,070	1,042
Carter's, Inc.	14,006	1,399	Campbell Soup Co.	408	18
Chipotle Mexican Grill, Inc. Class A(Æ)	1,190	739	Casey's General Stores, Inc.	2,100	173
Choice Hotels International, Inc.	5,000	299	Church & Dwight Co., Inc.	3,125	254
Cinemark Holdings, Inc.	16,400	699	Clorox Co. (The)	2,544	270
Coach, Inc.	11,300	432	ConAgra Foods, Inc.	607	22
Cracker Barrel Old Country Store, Inc.	1,500	199	Constellation Brands, Inc. Class A	223	26
CST Brands, Inc.	14,900	621	Dr Pepper Snapple Group, Inc.	3,601	268
Darden Restaurants, Inc.	11,600	740	Hormel Foods Corp.	386	21
DISH Network Corp. Class A(Æ)	9,700	656	Ingredion, Inc.	258	20
Dollar Tree, Inc.(Æ)	3,135	240	Kroger Co. (The)	17,729	1,222
Domino's Pizza, Inc.	7,000	755	McCormick & Co., Inc.	2,453	185
DR Horton, Inc.	13,700	348	Monster Beverage Corp.(Æ)	6,610	906
Dunkin' Brands Group, Inc.	4,801	250	Pinnacle Foods, Inc.	17,031	691
Foot Locker, Inc.	3,279	195	Sprouts Farmers Market, Inc.(Æ)	42,150	1,348
Gap, Inc. (The)	4,271	169	Sysco Corp.	23,600	874
Graham Holdings Co. Class B	259	265			7,599
Hanesbrands, Inc.	22,572	702
Hilton Worldwide Holdings, Inc.(Æ)	25,100	727	Energy - 5.6%
Hyatt Hotels Corp. Class A(Æ)	12,086	702	Atwood Oceanics, Inc.	28,430	949
Interpublic Group of Cos., Inc. (The)	35,300	736	Cabot Oil & Gas Corp.	28,800	974
John Wiley & Sons, Inc. Class A(Æ)	7,300	415	Delek US Holdings, Inc.	3,300	122
Johnson Controls, Inc.	12,000	605	Diamond Offshore Drilling, Inc.(Ñ)	9,102	305
KAR Auction Services, Inc.	12,100	450	Dresser-Rand Group, Inc.(Æ)	741	61
L Brands, Inc.	10,300	920	FMC Technologies, Inc.(Æ)	27,262	1,202
Liberty Media Corp.(Æ)	1,336	51	Hess Corp.	14,200	1,092
Liberty Media Corp. Class A(Æ)	1,360	52	HollyFrontier Corp.	18,400	714
Live Nation Entertainment, Inc.(Æ)	44,879	1,125	Kosmos Energy, Ltd.(Æ)	29,700	290
LKQ Corp.(Æ)	46,011	1,245	Marathon Petroleum Corp.	1,060	104
MercadoLibre, Inc.(Ñ)	11,669	1,661	NextEra Energy Partners, LP(Ñ)	16,000	678
News Corp. Class A(Æ)	25,600	404	Noble Energy, Inc.	28,800	1,461
Nielsen NV	3,681	165	NOW, Inc.(Æ)(Ñ)	12,497	299
Norwegian Cruise Line Holdings, Ltd.(Æ)	15,000	728	Patterson-UTI Energy, Inc.	39,600	885
NVR, Inc.(Æ)	131	174	PBF Energy, Inc. Class A	13,000	369
O'Reilly Automotive, Inc.(Æ)	12,241	2,666	Phillips 66(Æ)	3,800	301
Priceline Group, Inc. (The)(Æ)	1,056	1,307	Pioneer Natural Resources Co.	3,800	657
PVH Corp.	11,100	1,147	Rowan Cos. PLC Class A	10,987	233
Ralph Lauren Corp. Class A	8,330	1,111	Seadrill, Ltd.(Ñ)	25,551	334
Ross Stores, Inc.	11,371	1,124	Targa Resources Corp.	6,500	682
Royal Caribbean Cruises, Ltd.	6,800	463	Valero Energy Corp.	4,500	256
Service Corp. International	970	27	Western Refining, Inc.	2,200	97
Shutterfly, Inc.(Æ)	600	27	World Fuel Services Corp.	3,200	178
Signet Jewelers, Ltd.	179	24			12,243
Sonic Corp.	2,800	80
Staples, Inc.	17,768	290	Financial Services - 23.5%
Star Buffet, Inc.(Æ)	846	33	Alleghany Corp.(Æ)	440	208
Taylor Morrison Home Corp. Class A(Æ)	12,850	238	Allied World Assurance Co. Holdings	6,178	254
Texas Roadhouse, Inc. Class A	5,900	198	Allstate Corp. (The)	14,612	1,019
Thor Industries, Inc.	363	22	Ally Financial, Inc.(Æ)	31,623	692
TripAdvisor, Inc.(Æ)	17,056	1,373	American Financial Group, Inc.	745	47
VF Corp.	14,115	1,022	American Homes 4 Rent Class A(ö)	13,367	226

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 89

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
American National Insurance Co.	1,428	143	Reinsurance Group of America, Inc. Class A	239	22
American Tower Corp. Class A(ö)	3,000	284	RenaissanceRe Holdings, Ltd.	2,390	245
Ameriprise Financial, Inc.	20,440	2,561	Santander Consumer USA Holdings, Inc.	13,100	323
Annaly Capital Management, Inc.(ö)	10,748	108	Synchrony Financial(Æ)(Ñ)	10,900	340
Aon PLC	18,000	1,732	T Rowe Price Group, Inc.	14,600	1,185
Arch Capital Group, Ltd.(Æ)	16,041	973	TCF Financial Corp.	27,021	423
Arthur J Gallagher & Co.	17,300	827	TD Ameritrade Holding Corp.	35,878	1,301
Aspen Insurance Holdings, Ltd.	5,388	252	TFS Financial Corp.	2,280	33
Assurant, Inc.	10,947	673	Two Harbors Investment Corp.(ö)	20,094	211
Assured Guaranty, Ltd.	2,505	65	Umpqua Holdings Corp.	85,100	1,448
Axis Capital Holdings, Ltd.	10,881	566	Validus Holdings, Ltd.	5,836	244
BankUnited, Inc.	20,700	680	Voya Financial, Inc.	22,360	947
Brixmor Property Group, Inc.(ö)	9,590	225	White Mountains Insurance Group, Ltd.	374	253
CBOE Holdings, Inc.	1,133	64	WisdomTree Investments, Inc.	2,400	46
Citizens Financial Group, Inc.	10,609	276	XL Group PLC Class A	17,561	651
CNA Financial Corp.	510	21			51,062
Columbia Property Trust, Inc.(ö)	22,600	593
Comerica, Inc.	38,765	1,838	Health Care - 10.4%
Corporate Office Properties Trust(ö)	18,600	491	Aetna, Inc.	12,100	1,293
Crown Castle International Corp.(ö)	29,600	2,473	Agilent Technologies, Inc.	23,900	989
Cullen/Frost Bankers, Inc.	9,300	678	Alexion Pharmaceuticals, Inc.(Æ)	1,150	195
Discover Financial Services	8,000	464	AmerisourceBergen Corp. Class A	11,653	1,332
Douglas Emmett, Inc.(ö)	21,300	607	Athenahealth, Inc.(Æ)	5,269	646
E*Trade Financial Corp.(Æ)	22,300	642	Baxter International, Inc.	8,200	564
Endurance Specialty Holdings, Ltd.	12,001	725	BioMarin Pharmaceutical, Inc.(Æ)	8,400	941
Everest Re Group, Ltd.	5,324	953	Boston Scientific Corp.(Æ)	2,915	52
FactSet Research Systems, Inc.	15,348	2,416	Cardinal Health, Inc.	12,882	1,087
Fifth Third Bancorp	1,518	30	Centene Corp.(Æ)	12,000	744
Global Payments, Inc.	8,000	802	Cerner Corp.(Æ)	29,542	2,121
Hanover Insurance Group, Inc. (The)	286	20	Charles River Laboratories International,
Hartford Financial Services Group, Inc.	34,390	1,402	Inc.(Æ)	5,500	380
HCP, Inc.(ö)	6,514	262	Cigna Corp.	10,000	1,246
Health Care REIT, Inc.(ö)	1,957	141	Cooper Cos., Inc. (The)	4,329	771
Hudson City Bancorp, Inc.	16,299	152	CR Bard, Inc.	132	22
InfraREIT, Inc.(ö)	18,700	583	Dentsply International, Inc.	3,758	192
Invesco, Ltd.	55,800	2,311	Edwards Lifesciences Corp.(Æ)	6,410	812
Jack Henry & Associates, Inc.	16,925	1,126	Health Net, Inc.(Æ)	11,300	595
Lazard, Ltd. Class A	23,200	1,230	Henry Schein, Inc.(Æ)	1,743	239
Lincoln National Corp.	14,200	802	Hill-Rom Holdings, Inc.	11,000	549
M&T Bank Corp.	2,134	255	Humana, Inc.	4,370	724
Markel Corp.(Æ)	339	251	Laboratory Corp. of America Holdings(Æ)	2,269	271
Marsh & McLennan Cos., Inc.	1,500	84	Omnicare, Inc.	18,099	1,592
MB Financial, Inc.	26,600	801	Patterson Cos., Inc.	415	20
MBIA, Inc.(Æ)	28,001	245	Qiagen NV(Æ)	28,980	690
McGraw Hill Financial, Inc.	21,085	2,199	Quest Diagnostics, Inc.	3,711	265
Moody's Corp.	7,240	778	Quintiles Transnational Holdings, Inc.(Æ)	11,100	731
Morningstar, Inc.	2,700	205	Sirona Dental Systems, Inc.(Æ)	1,783	165
Navient Corp.	11,939	233	STERIS Corp.(Ñ)	24,900	1,656
New York Community Bancorp, Inc.(Ñ)	11,566	199	Teleflex, Inc.	1,295	159
Northern Trust Corp.	12,000	878	United Therapeutics Corp.(Æ)	4,579	731
Ocwen Financial Corp.(Æ)(Ñ)	23,175	197	Zoetis, Inc. Class A	20,300	902
PartnerRe, Ltd.	2,372	304			22,676
Popular, Inc.(Æ)	1,502	49
Principal Financial Group, Inc.	14,600	746	Materials and Processing - 6.8%
Progressive Corp. (The)	29,200	778	Airgas, Inc.	11,852	1,200
Prologis, Inc.(ö)	14,000	563	Alcoa, Inc.	49,500	664
Prudential Financial, Inc.	4,500	367	Ashland, Inc.	5,000	632
Public Storage(ö)	2,010	378	Ball Corp.	553	41
Regions Financial Corp.	126,409	1,243	Bemis Co., Inc.	2,635	119

See accompanying notes which are an integral part of the financial statements.

90 Russell U.S. Mid Cap Equity Fund

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Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cabot Corp.	24,500	1,047	Technology - 13.9%
Eastman Chemical Co.	2,500	191	Amdocs, Ltd.	8,946	493
Ecolab, Inc.	12,857	1,440	Broadcom Corp. Class A	21,600	955
Fastenal Co.(Ñ)	21,993	937	Brocade Communications Systems, Inc.	63,220	714
Ingersoll-Rand PLC	14,300	942	Cadence Design Systems, Inc.(Æ)	41,960	783
International Flavors & Fragrances, Inc.	6,000	688	Ciena Corp.(Æ)	2,800	60
Martin Marietta Materials, Inc.	4,000	571	Cypress Semiconductor Corp.(Æ)	93,000	1,239
MeadWestvaco Corp.	21,300	1,039	Dolby Laboratories, Inc. Class A	13,923	560
Mosaic Co. (The)	12,900	568	EchoStar Corp. Class A(Æ)	5,212	261
Newmont Mining Corp.	12,376	328	Electronic Arts, Inc.(Æ)	15,650	909
PPG Industries, Inc.	2,850	631	Harris Corp.	21,000	1,685
Rock-Tenn Co. Class A	386	24	Intersil Corp. Class A	86,000	1,148
Sherwin-Williams Co. (The)	3,680	1,023	Juniper Networks, Inc.	92,200	2,437
Sigma-Aldrich Corp.	1,987	276	Leidos Holdings, Inc.	13,100	545
Silgan Holdings, Inc.	1,129	61	LinkedIn Corp. Class A(Æ)	4,908	1,237
Sonoco Products Co.	1,187	53	Marvell Technology Group, Ltd.	51,500	721
Valmont Industries, Inc.	2,253	284	Maxim Integrated Products, Inc.	36,600	1,202
Valspar Corp.	8,100	657	Mentor Graphics Corp.	21,160	506
Veritiv Corp.(Æ)	4,790	190	NetApp, Inc.	64,719	2,346
Watsco, Inc.	10,033	1,207	Nuance Communications, Inc.(Æ)	26,000	399
		14,813	ON Semiconductor Corp.(Æ)	39,900	460
			PMC-Sierra, Inc.(Æ)	27,400	231
Producer Durables - 10.9%			Polycom, Inc.(Æ)	32,900	429
AGCO Corp.	5,793	298	SanDisk Corp.	30,300	2,028
Alaska Air Group, Inc.	8,500	545	SBA Communications Corp. Class A(Æ)	8,333	965
Allegiant Travel Co. Class A	680	105	Seagate Technology PLC(Ñ)	18,200	1,069
Avery Dennison Corp.	884	49	Symantec Corp.	35,200	877
Babcock & Wilcox Co. (The)	22,900	740	Synopsys, Inc.(Æ)	16,700	783
Cintas Corp.	332	27	Syntel, Inc.(Æ)	2,500	113
CSX Corp.	35,200	1,270	Tessera Technologies, Inc.	2,500	90
Delta Air Lines, Inc.	1,800	80	Ultimate Software Group, Inc.(Æ)	9,551	1,588
Fluor Corp.	9,400	565	VMware, Inc. Class A(Æ)	2,300	203
HD Supply Holdings, Inc.(Æ)	22,900	756	Western Digital Corp.	6,850	669
Huntington Ingalls Industries, Inc.	5,520	726	Workday, Inc. Class A(Æ)	23,253	2,121
IHS, Inc. Class A(Æ)	10,753	1,349	Zynga, Inc. Class A(Æ)	127,000	311
KLX, Inc.(Æ)	6,778	284			30,137
Knight Transportation, Inc.	5,190	150
L-3 Communications Holdings, Inc. Class 3	5,912	679	Utilities - 4.1%
Landstar System, Inc.	9,300	580	Ameren Corp.	17,200	704
MSC Industrial Direct Co., Inc. Class A	3,897	277	American Electric Power Co., Inc.	3,900	222
Northrop Grumman Corp.	4,260	656	CenturyLink, Inc.	4,600	165
Paychex, Inc.	16,100	779	CMS Energy Corp.	19,800	672
Republic Services, Inc. Class A	7,248	295	Consolidated Edison, Inc.	5,107	314
Rockwell Automation, Inc.	11,300	1,340	Edison International	20,305	1,237
Rockwell Collins, Inc.	8,800	857	Entergy Corp.	3,937	304
Rollins, Inc.	79,296	1,967	Eversource Energy	186	9
Southwest Airlines Co.	23,900	969	Exelon Corp.	30,400	1,034
Stericycle, Inc.(Æ)	20,107	2,683	Great Plains Energy, Inc.	10,295	270
Textron, Inc.	18,500	814	Hawaiian Electric Industries, Inc.	7,103	222
Tidewater, Inc.(Ñ)	10,630	294	NRG Energy, Inc.	58,900	1,487
Towers Watson & Co. Class A	3,800	482	Pepco Holdings, Inc.	2,181	57
Trimble Navigation, Ltd.(Æ)	38,287	974	PG&E Corp.	5,571	295
Tyco International PLC	33,100	1,303	SCANA Corp.	5,271	279
United Continental Holdings, Inc.(Æ)	15,300	914	Sempra Energy	12,600	1,338
Wabtec Corp.	8,440	794	Westar Energy, Inc. Class A	4,964	187
Waste Connections, Inc.	107	5	Xcel Energy, Inc.	2,225	75
Xerox Corp.	3,079	35			8,871
		23,641

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 91

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Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Total Common Stocks
	(cost $180,809)			209,328

Short	-Term Investments - 3.8%
	Russell U.S. Cash Management Fund	8,216,420	(8)	8,216
	Total Short-Term Investments
	(cost $8,216)			8,216

	Other Securities - 3.6%
	Russell U.S. Cash Collateral Fund(×)	7,855,430	(8)	7,855
	Total Other Securities
	(cost $7,855)			7,855

	Total Investments 103.7%
	(identified cost $196,880)			225,399

	Other Assets and Liabilities, Net
-	(3.7%)			(7,996)
	Net Assets - 100.0%			217,403

See accompanying notes which are an integral part of the financial statements.

92 Russell U.S. Mid Cap Equity Fund

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Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mimi Index Futures		58	USD	8,680	06/15	26
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						26

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$38,286	$—	$—		$38,286	17.6
Consumer Staples	7,599	—	—		7,599	3.5
Energy	12,243	—	—		12,243	5.6
Financial Services	51,062	—	—		51,062	23.5
Health Care	22,676	—	—		22,676	10.4
Materials and Processing	14,813	—	—		14,813	6.8
Producer Durables	23,641	—	—		23,641	10.9
Technology	30,137	—	—		30,137	13.9
Utilities	8,871	—	—		8,871	4.1
Short-Term Investments	—	8,216	—		8,216	3.8
Other Securities	—	7,855	—		7,855	3.6
Total Investments	209,328	16,071	—		225,399	103.7
Other Assets and Liabilities, Net						(3.7)
						100.0
Other Financial Instruments
Futures Contracts	26	—	—		26	—*
Total Other Financial Instruments**	$26	$—	$—		$26

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 93

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$26

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$944

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(175)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

94 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
					Gross	Net Amounts
			Amounts			of Assets
			Gross	Offset in the	Presented in
		Amounts of	Statement of		the Statement
		Recognized	Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value		$7,695	$	— $	7,695
Total			$7,695	$	— $	7,695

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^		Net Amount
Barclays	$1,238	$	— $		1,238	$—
Citigroup	330		—		330	—
Credit Suisse	288		—		288	—
Deutsche Bank	327		—		327	—
Fidelity	3,043		—		3,043	—
Morgan Stanley	2,469		—		2,469	—
Total	$7,695	$	— $		7,695	$—

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 95

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$94 $	— $	94
Total		$94 $	— $	94

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$94 $	— $	94 $	—
Total	$94 $	— $	94 $	—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

96 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$196,880
Investments, at fair value(*)(>)	225,399
Cash (restricted)(a)	842
Receivables:
Dividends and interest	89
Dividends from affiliated Russell funds	1
Investments sold	549
Fund shares sold	467
Prepaid expenses	2
Total assets	227,349

Liabilities
Payables:
Investments purchased	1,619
Fund shares redeemed	167
Accrued fees to affiliates	161
Other accrued expenses	50
Variation margin on futures contracts	94
Payable upon return of securities loaned	7,855
Total liabilities	9,946

Net Assets	$217,403

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 97

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Russell U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(23)
Accumulated net realized gain (loss)	11,752
Unrealized appreciation (depreciation) on:
Investments	28,519
Futures contracts	26
Shares of beneficial interest	168
Additional paid-in capital	176,961
Net Assets	$217,403

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.88
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.67
Class A — Net assets	$5,185,521
Class A — Shares outstanding ($.01 par value)	402,458
Net asset value per share: Class C(#)	$12.65
Class C — Net assets	$2,339,863
Class C — Shares outstanding ($.01 par value)	184,928
Net asset value per share: Class S(#)	$12.92
Class S — Net assets	$209,877,752
Class S — Shares outstanding ($.01 par value)	16,245,443
Amounts in thousands
(*) Securities on loan included in investments	$7,695
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$16,071
(a) Cash Collateral for Futures	$842
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

98 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,495
Dividends from affiliated Russell funds	5
Securities lending income	17
Total investment income	1,517

Expenses
Advisory fees	842
Administrative fees	50
Custodian fees	32
Distribution fees - Class A	6
Distribution fees - Class C	8
Transfer agent fees - Class A	5
Transfer agent fees - Class C	2
Transfer agent fees - Class S	203
Professional fees	26
Registration fees	27
Shareholder servicing fees - Class C	3
Trustees’ fees	2
Printing fees	10
Miscellaneous	10
Expenses before reductions	1,226
Expense reductions	(188)
Net expenses	1,038
Net investment income (loss)	479

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	11,353
Futures contracts	944
Net realized gain (loss)	12,297
Net change in unrealized appreciation (depreciation) on:
Investments	(1,010)
Futures contracts	(175)
Net change in unrealized appreciation (depreciation)	(1,185)
Net realized and unrealized gain (loss)	11,112
Net Increase (Decrease) in Net Assets from Operations	$11,591

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 99

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Russell U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$479	$589
Net realized gain (loss)	12,297	16,835
Net change in unrealized appreciation (depreciation)	(1,185)	4,086
Net increase (decrease) in net assets from operations	11,591	21,510

Distributions
From net investment income
Class A	(7)	(7)
Class C	—	—
Class S	(522)	(758)
From net realized gain
Class A	(379)	(315)
Class C	(176)	(108)
Class S	(15,907)	(17,800)
Net decrease in net assets from distributions	(16,991)	(18,988)

Share Transactions*
Net increase (decrease) in net assets from share transactions	18,921	34,425
Total Net Increase (Decrease) in Net Assets	13,521	36,947

Net Assets
Beginning of period	203,882	166,935
End of period	$217,403	$203,882
Undistributed (overdistributed) net investment income included in net assets	$(23)	$27

See accompanying notes which are an integral part of the financial statements.

100 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	51	$654	149	$1,881
Proceeds from reinvestment of distributions	30	386	26	317
Payments for shares redeemed	(22)	(290)	(49)	(639)
Net increase (decrease)	59	750	126	1,559
Class C
Proceeds from shares sold	35	447	117	1,480
Proceeds from reinvestment of distributions	14	175	9	108
Payments for shares redeemed	(15)	(183)	(27)	(338)
Net increase (decrease)	34	439	99	1,250
Class S
Proceeds from shares sold	1,594	20,504	3,116	39,588
Proceeds from reinvestment of distributions	1,112	14,114	1,260	15,435
Payments for shares redeemed	(1,296)	(16,886)	(1,834)	(23,407)
Net increase (decrease)	1,410	17,732	2,542	31,616
Total increase (decrease)	1,503	$18,921	2,767	$34,425

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 101

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	13.27	.01	.70	.71	(.02)	(1.08)
October 31, 2014	13.26	.01	1.46	1.47	(.03)	(1.43)
October 31, 2013	9.89	.01	3.40	3.41	(.04)	—
October 31, 2012(4)	10.00	—(f)	(.08)	(.08)	(.03)	—

Class C
April 30, 2015*	13.08	(.03)	.68	.65	—	(1.08)
October 31, 2014	13.16	(.09)	1.44	1.35	—	(1.43)
October 31, 2013	9.86	(.07)	3.39	3.32	(.02)	—
October 31, 2012(4)	10.00	(.05)	(.09)	(.14)	—(f)	—

Class S
April 30, 2015*	13.30	.03	.70	.73	(.03)	(1.08)
October 31, 2014	13.29	.04	1.45	1.49	(.05)	(1.43)
October 31, 2013	9.90	.06	3.39	3.45	(.06)	—
October 31, 2012(4)	10.00	.03	(.10)	(.07)	(.03)	—

See accompanying notes which are an integral part of the financial statements.
102 Russell U.S. Mid Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(1.10)	12.88	5.47	5,186	1.40	1.22	.22	49
(1.46)	13.27	12.05	4,560	1.42	1.22	.07	96
(.04)	13.26	34.59	2,896	1.44	1.22	.11	122
(.03)	9.89	(.85)	897	1.44	1.21	.06	96

(1.08)	12.65	5.09	2,340	2.15	1.97	(.53)	49
(1.43)	13.08	11.18	1,968	2.17	1.97	(.70)	96
(.02)	13.16	33.67	672	2.19	1.97	(.63)	122
— (f)	9.86	(1.36)	197	2.24	1.96	(.64)	96

(1.11)	12.92	5.66	209,877	1.15	.97	.47	49
(1.48)	13.30	12.28	197,354	1.17	.97	.33	96
(.06)	13.29	34.87	163,367	1.19	.97	.47	122
(.03)	9.90	(.66)	121,714	1.25	.96	.40	96

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 103

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,044.60	$1,018.65
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$6.29	$6.21

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,040.50	$1,014.93
	Expenses Paid During Period*	$10.07	$9.94
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.99%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,044.40	$1,018.65
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$6.29	$6.21
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

104 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,045.90	$1,020.28
Expenses Paid During Period*	$4.62	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,045.40	$1,019.89
Expenses Paid During Period*	$5.02	$4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,046.70	$1,020.88
Expenses Paid During Period*	$4.01	$3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Small Cap Equity Fund 105

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.3%			Federal-Mogul Holdings Corp.(Æ)	6,321	82
Consumer Discretionary - 16.4%			Fiesta Restaurant Group, Inc.(Æ)	45,919	2,321
2U, Inc.(Æ)	38,419	1,022	Finish Line, Inc. (The) Class A	120,158	2,948
Abercrombie & Fitch Co. Class A(Ñ)	135,522	3,047	Fred's, Inc. Class A	65,339	1,102
AH Belo Corp. Class A	37,271	249	FTD Cos., Inc.(Æ)	73,392	2,095
AMC Entertainment Holdings, Inc. Class A	140,172	4,214	Fuel Systems Solutions, Inc.(Æ)	264,850	2,940
American Woodmark Corp.(Æ)	27,730	1,406	Full House Resorts, Inc.(Æ)	545,098	818
ANN, Inc.(Æ)	199,403	7,549	Gentherm, Inc.(Æ)	57,480	3,031
Aramark	7,400	227	G-III Apparel Group, Ltd.(Æ)	49,480	5,501
Ascena Retail Group, Inc.(Æ)	28,700	430	Graham Holdings Co. Class B	500	511
Autobytel, Inc.(Æ)	33,190	482	Grand Canyon Education, Inc.(Æ)	37,290	1,689
Beazer Homes USA, Inc.(Æ)	58,088	1,017	Gray Television, Inc.(Æ)	341,829	4,533
Belmond, Ltd. Class A(Æ)	173,397	2,136	Group 1 Automotive, Inc.	7,000	553
Black Diamond, Inc.(Æ)	11,696	105	Guess?, Inc.	7,800	143
Boyd Gaming Corp.(Æ)	83,422	1,101	Harte-Hanks, Inc.	397,837	2,701
Bravo Brio Restaurant Group, Inc.(Æ)	92,128	1,357	HSN, Inc.	20,400	1,273
Brinker International, Inc.	70,060	3,879	IMAX Corp.(Æ)(Ñ)	32,473	1,213
Brown Shoe Co., Inc.	80,454	2,390	Interval Leisure Group, Inc.	147,550	3,658
Buffalo Wild Wings, Inc.(Æ)	10,583	1,686	Isle of Capri Casinos, Inc.(Æ)	127,867	1,818
Build-A-Bear Workshop, Inc. Class A(Æ)	42,987	792	Jack in the Box, Inc.	74,299	6,447
Burlington Stores, Inc.(Æ)	11,600	598	John Wiley & Sons, Inc. Class A(Æ)	26,401	1,502
Cabela's, Inc.(Æ)(Ñ)	59,224	3,124	Johnson Outdoors, Inc. Class A	1,000	32
Callaway Golf Co.	172,750	1,672	Journal Media Group, Inc. Class W(Æ)	23,670	220
Capella Education Co.	58,079	3,138	K12, Inc.(Æ)	69,400	1,122
Carmike Cinemas, Inc.(Æ)	227,835	6,876	KAR Auction Services, Inc.	111,355	4,144
Carriage Services, Inc. Class A	48,539	1,147	Kona Grill, Inc.(Æ)	52,147	1,265
Carrols Restaurant Group, Inc.(Æ)	220,621	1,994	Krispy Kreme Doughnuts, Inc.(Æ)	316,977	5,642
Carter's, Inc.	38,338	3,828	La Quinta Holdings, Inc.(Æ)	25,800	621
Century Communities, Inc.(Æ)	83,010	1,587	Lands' End, Inc.(Æ)	18,810	553
Cheesecake Factory, Inc. (The)	165,864	8,315	LeapFrog Enterprises, Inc. Class A(Æ)(Ñ)	238,735	540
Chegg, Inc.(Æ)(Ñ)	134,085	996	Lee Enterprises, Inc.(Æ)(Ñ)	598,215	1,795
Cherokee, Inc.	101,236	2,197	Libbey, Inc.	87,577	3,446
Chico's FAS, Inc.	271,640	4,580	Liberty TripAdvisor Holdings, Inc. Class
Children's Place, Inc. (The)	37,453	2,272	A(Æ)	210,930	6,267
Choice Hotels International, Inc.	5,500	329	Liberty Ventures Class A(Æ)	245,041	10,213
Churchill Downs, Inc.	33,728	4,019	Lithia Motors, Inc. Class A	56,768	5,661
Chuy's Holdings, Inc.(Æ)(Ñ)	157,211	3,556	Malibu Boats, Inc. Class A(Æ)	88,612	1,876
Cinemark Holdings, Inc.	2,581	110	Marchex, Inc. Class B	50,576	215
Citi Trends, Inc.(Æ)	124,682	2,840	Marcus Corp.	24,204	469
Columbia Sportswear Co.	54,034	3,388	MarineMax, Inc.(Æ)	59,449	1,313
Cooper Tire & Rubber Co.	11,900	506	Marriott Vacations Worldwide Corp.	16,600	1,365
Coty, Inc. Class A(Æ)	49,000	1,172	Martha Stewart Living Omnimedia, Inc. Class
Cracker Barrel Old Country Store, Inc.	16,445	2,179	A(Æ)	299,845	1,649
Crocs, Inc.(Æ)	77,000	1,016	Matthews International Corp. Class A	34,900	1,694
Crown Media Holdings, Inc. Class A(Æ)	197,245	740	MDC Holdings, Inc.(Ñ)	60,335	1,619
CST Brands, Inc.	36,365	1,517	MDC Partners, Inc. Class A(Ñ)	637,233	13,344
Cumulus Media, Inc. Class A(Æ)	889,100	2,027	Media General, Inc. Class W(Æ)	181,418	3,064
Deckers Outdoor Corp.(Æ)	3,067	227	Men's Wearhouse, Inc. (The)	87,232	4,936
Del Frisco's Restaurant Group, Inc.(Æ)	197,564	3,985	Meredith Corp.	61,104	3,180
Denny's Corp.(Æ)	340,561	3,545	Meritage Homes Corp.(Æ)	49,857	2,132
Destination XL Group, Inc.(Æ)	54,500	265	Meritor, Inc.(Æ)	73,500	964
Domino's Pizza, Inc.	34,172	3,685	Monro Muffler Brake, Inc.(Ñ)	55,262	3,310
Eastman Kodak Co.(Æ)(Ñ)	121,918	2,362	Motorcar Parts of America, Inc.(Æ)	113,706	3,324
Eldorado Resorts, Inc.(Æ)	103,674	731	Movado Group, Inc.	69,955	2,048
Entercom Communications Corp. Class A(Æ)	100,515	1,194	Murphy USA, Inc.(Æ)	2,000	131
Entravision Communications Corp. Class A	143,918	941	Nautilus, Inc.(Æ)	57,721	970
Ethan Allen Interiors, Inc.	136,751	3,312	New Media Investment Group, Inc.	176,848	4,091
EW Scripps Co. (The) Class A	281,978	6,567	Nexstar Broadcasting Group, Inc. Class A	38,272	2,237
Express, Inc.(Æ)	111,371	1,815	Papa John's International, Inc.	16,200	994

See accompanying notes which are an integral part of the financial statements.

106 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Papa Murphy's Holdings, Inc.(Æ)	63,520	1,082	Casey's General Stores, Inc.	115,219	9,469
Party City Holdco, Inc.(Æ)	17,285	359	Core-Mark Holding Co., Inc.	133,652	7,045
Peak Resorts, Inc.(Æ)	254,500	1,703	Dean Foods Co.	181,382	2,947
Penn National Gaming, Inc.(Æ)	158,374	2,547	Diplomat Pharmacy, Inc.(Æ)	158,224	5,668
Pep Boys-Manny Moe & Jack (The)(Æ)	321,411	2,944	Farmer Bros Co.(Æ)	35,042	874
Performance Sports Group, Ltd.(Æ)	131,782	2,675	Freshpet, Inc.(Æ)(Ñ)	43,492	943
Perry Ellis International, Inc.(Æ)	117,808	2,818	Ingles Markets, Inc. Class A	3,361	141
Pinnacle Entertainment, Inc.(Æ)	64,431	2,369	Inventure Foods, Inc.(Æ)	108,324	1,056
Pool Corp.	88,887	5,768	J&J Snack Foods Corp.	41,098	4,288
QuinStreet, Inc.(Æ)	30,700	167	John B Sanfilippo & Son, Inc.	3,657	190
Radio One, Inc. Class D(Æ)	363,673	1,298	Limoneira Co.(Ñ)	109,367	2,509
Reading International, Inc. Class A(Æ)	53,510	713	Nutraceutical International Corp.(Æ)	4,000	78
Remy International, Inc.	130,030	2,893	Post Holdings, Inc.(Æ)	208,027	9,765
Rentrak Corp.(Æ)(Ñ)	34,800	1,650	Sanderson Farms, Inc.(Ñ)	768	58
Restoration Hardware Holdings, Inc.(Æ)	22,420	1,932	Snyders-Lance, Inc.	119,637	3,533
Ritchie Bros Auctioneers, Inc.	152,290	3,851	SpartanNash Co.	231,303	6,978
Rosetta Stone, Inc.(Æ)	18,441	154	Summer Infant, Inc.(Æ)	128,586	396
Ruby Tuesday, Inc.(Æ)	421,021	3,065	SUPERVALU, Inc.(Æ)	408,825	3,593
Scientific Games Corp. Class A(Æ)(Ñ)	167,248	2,119	TravelCenters of America LLC(Æ)	339,237	5,828
Select Comfort Corp.(Æ)	47,018	1,449	TreeHouse Foods, Inc.(Æ)	6,763	549
Shoe Carnival, Inc.	12,700	332	Universal Corp.(Ñ)	182,218	8,570
Six Flags Entertainment Corp.	53,583	2,519	WD-40 Co.	4,674	378
Sizmek, Inc.(Æ)	213,831	1,488			86,532
Skechers U.S.A., Inc. Class A(Æ)	44,290	3,983
Skullcandy, Inc.(Æ)	46,206	500	Energy - 4.4%
Sonic Corp.	48,800	1,398	Alliance Resource Partners, LP	75,630	2,607
Sotheby's Class A(Ñ)	116,002	4,954	Approach Resources, Inc.(Æ)(Ñ)	381,560	3,346
Stage Stores, Inc.	60,700	1,172	Atwood Oceanics, Inc.	85,598	2,857
Stamps.com, Inc.(Æ)	24,066	1,489	Basic Energy Services, Inc.(Æ)	102,752	1,047
Standard Motor Products, Inc.	86,084	3,254	Bill Barrett Corp.(Æ)(Ñ)	482,344	5,595
Star Buffet, Inc.(Æ)	131,659	5,178	Bonanza Creek Energy, Inc.(Æ)	31,100	857
Stein Mart, Inc.	111,657	1,321	C&J Energy Services, Ltd.(Æ)	66,827	1,166
Steiner Leisure, Ltd.(Æ)	1,437	69	California Resources Corp.	214,800	1,998
Tenneco, Inc.(Æ)	57,479	3,360	Callon Petroleum Co.(Æ)	222,647	1,990
Texas Roadhouse, Inc. Class A	43,540	1,463	Capitol Acquisition Corp. II(Æ)	41,000	455
Thor Industries, Inc.	55,413	3,334	CARBO Ceramics, Inc.(Ñ)	171,384	7,580
Tilly's, Inc. Class A(Æ)	264,168	3,524	Carrizo Oil & Gas, Inc.(Æ)	52,281	2,914
Time, Inc.(Æ)	356,529	8,140	Cloud Peak Energy, Inc.(Æ)	261,595	1,698
TiVo, Inc.(Æ)	76,000	840	CVR Energy, Inc.	2,300	92
Townsquare Media, Inc. Class A(Æ)	112,466	1,536	Delek US Holdings, Inc.	71,844	2,652
TRI Pointe Homes, Inc.(Æ)	165,263	2,360	Diamondback Energy, Inc.(Æ)	12,100	999
Tribune Publishing Co.	316,531	5,561	Goodrich Petroleum Corp.(Æ)(Ñ)	360,025	1,393
Universal Electronics, Inc.(Æ)	1,979	107	Green Plains, Inc.	104,643	3,259
Universal Technical Institute, Inc.	25,865	219	Gulf Island Fabrication, Inc.	27,086	357
Vail Resorts, Inc.	17,800	1,766	Gulfport Energy Corp.(Æ)	24,100	1,179
Vista Outdoor, Inc.(Æ)	45,768	2,003	Hallador Energy Co.	24,423	281
Vitamin Shoppe, Inc.(Æ)	35,700	1,495	Independence Contract Drilling, Inc.(Æ)	48,033	368
WCI Communities, Inc.(Æ)	42,579	990	Key Energy Services, Inc.(Æ)	344,065	840
West Marine, Inc.(Æ)	323,795	3,254	Levy Acquisition Corp.(Æ)	70,091	1,011
XO Group, Inc.(Æ)	42,045	684	Magnum Hunter Resources Corp.(Æ)(Ñ)	475,875	1,042
ZAGG, Inc.(Æ)	112,816	940	McDermott International, Inc.(Æ)(Ñ)	767,628	4,030
		381,555	Memorial Resource Development Corp.(Æ)	66,309	1,339
			Newfield Exploration Co.(Æ)	7,600	298
Consumer Staples - 3.7%			Patterson-UTI Energy, Inc.	332,303	7,427
Andersons, Inc. (The)	85,548	3,652	PBF Energy, Inc. Class A	32,677	927
Boulder Brands, Inc.(Æ)	226,540	2,161	PDC Energy, Inc.(Æ)	13,968	793
Cadiz, Inc.(Æ)(Ñ)	105,160	922	Penn Virginia Corp.(Æ)(Ñ)	110,157	736
Calavo Growers, Inc.	38,256	1,938	PetroQuest Energy, Inc.(Æ)(Ñ)	1,016,751	2,725
Cal-Maine Foods, Inc.(Ñ)	67,163	3,003	Pioneer Energy Services Corp.(Æ)	60,365	450

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 107

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
PowerSecure International, Inc.(Æ)	183,347	2,404	Central Pacific Financial Corp.	108,717	2,490
Precision Drilling Corp.(Æ)	641,541	4,664	Charter Financial Corp.	169,648	2,031
Renewable Energy Group, Inc.(Æ)	8,800	81	Chemical Financial Corp.	154,293	4,768
Rex Energy Corp.(Æ)	327,598	1,638	City Office REIT, Inc.(ö)	126,100	1,628
Rice Energy, Inc.(Æ)(Ñ)	38,302	943	CNO Financial Group, Inc.	122,200	2,077
RSP Permian, Inc.(Æ)	71,771	2,083	CoBiz Financial, Inc.	110,406	1,326
Sanchez Energy Corp.(Æ)(Ñ)	112,584	1,654	Cohen & Steers, Inc.	11,600	439
SemGroup Corp. Class A	48,403	4,075	Columbia Banking System, Inc.	217,944	6,473
Superior Energy Services, Inc.	260,012	6,630	Columbia Property Trust, Inc.(ö)	26,186	687
Targa Resources Corp.	29,960	3,145	Community Bank System, Inc.	68,319	2,388
TETRA Technologies, Inc.(Æ)	137,100	990	Community Trust Bancorp, Inc.	16,548	531
Trecora Resources(Æ)	101,155	1,214	Consolidated-Tomoka Land Co.(Ñ)	55,973	3,064
US Antimony Corp.(Æ)(Ñ)	1,270,186	1,397	Consumer Portfolio Services, Inc.(Æ)	500	3
Willbros Group, Inc.(Æ)	443,808	1,110	Corporate Office Properties Trust(ö)	23,100	610
World Fuel Services Corp.	57,786	3,207	Crawford & Co. Class B	787	6
		101,543	CubeSmart Class A(ö)	57,808	1,334
			Cullen/Frost Bankers, Inc.	20,719	1,511
Financial Services - 23.4%			Customers Bancorp, Inc.(Æ)	140,735	3,548
Acadia Realty Trust(ö)	23,300	720	CVB Financial Corp.	126,618	1,982
AG Mortgage Investment Trust, Inc.(ö)	38,100	732	CyrusOne, Inc.(ö)	193,900	6,298
Alexander & Baldwin, Inc.	41,784	1,691	Diamond Hill Investment Group, Inc.	20,621	3,757
American Equity Investment Life Holding			DiamondRock Hospitality Co.(ö)	96,100	1,303
Co.	96,154	2,591	Duke Realty Corp.(ö)	20,000	396
Ameris Bancorp	3,701	93	DuPont Fabros Technology, Inc.(ö)	100,313	3,125
AMERISAFE, Inc.	31,844	1,439	E*Trade Financial Corp.(Æ)	4,800	138
AmTrust Financial Services, Inc.(Ñ)	33,504	1,992	Eagle Bancorp, Inc.(Æ)	32,976	1,216
Anchor BanCorp Wisconsin, Inc.(Æ)	1,500	54	Education Realty Trust, Inc.(ö)	84,576	2,843
Apollo Residential Mortgage, Inc.(ö)	42,222	670	Employers Holdings, Inc.	90,141	2,200
Arbor Realty Trust, Inc.(ö)	44,113	303	Endurance Specialty Holdings, Ltd.	98,827	5,967
Ares Commercial Real Estate Corp.(ö)	162,500	1,844	Enstar Group, Ltd.(Æ)	3,207	456
Argo Group International Holdings, Ltd.	12,631	619	Enterprise Financial Services Corp.	800	16
Arlington Asset Investment Corp. Class A(Ñ)	83,498	1,810	EPR Properties(ö)	49,530	2,856
Armada Hoffler Properties, Inc.(ö)	13,400	138	Equity Commonwealth(Æ)(ö)	55,600	1,402
Ashford Hospitality Prime, Inc.(ö)	37,410	586	Equity One, Inc.(ö)	54,000	1,330
Ashford Hospitality Trust, Inc.(ö)	484,773	4,392	Essent Group, Ltd.(Æ)	23,049	575
Ashford, Inc.(Æ)	32,375	3,229	Evercore Partners, Inc. Class A	89,088	4,298
Assurant, Inc.	22,187	1,364	Fair Isaac Corp.	49,872	4,412
Astoria Financial Corp.	190,272	2,506	FBR & Co.(Æ)	69,596	1,494
Baldwin & Lyons, Inc. Class B	3,800	86	FCB Financial Holdings, Inc. Class A(Æ)	34,355	919
BancFirst Corp.	16,818	971	FelCor Lodging Trust, Inc.(ö)	598,582	6,650
Bancorp, Inc. (The)(Æ)	175,569	1,710	Fidelity & Guaranty Life	119,042	2,664
BancorpSouth, Inc.	129,686	3,140	First American Financial Corp.	38,500	1,339
Bank of the Ozarks, Inc.	178,157	6,905	First Busey Corp.	106,296	663
BGC Partners, Inc. Class A	85,631	859	First Business Financial Services, Inc.	3,680	167
Bluerock Residential Growth REIT, Inc.			First Defiance Financial Corp.	2,300	81
Class A(ö)	176,400	2,413	First Financial Bancorp	235,721	4,069
Boston Private Financial Holdings, Inc.	113,406	1,491	First Financial Corp.	8,900	302
Brookline Bancorp, Inc.	295,186	3,179	First Industrial Realty Trust, Inc.(ö)	137,139	2,706
Bryn Mawr Bank Corp.	4,255	128	First Interstate BancSystem, Inc. Class A	34,011	920
Campus Crest Communities, Inc.(ö)	406,654	2,574	First Merchants Corp.	122,246	2,759
Capital Bank Financial Corp. Class A(Æ)	80,525	2,184	First Midwest Bancorp, Inc.	311,227	5,322
Capital City Bank Group, Inc.	1,232	17	First NBC Bank Holding Co.(Æ)	60,082	2,114
Capitol Federal Financial, Inc.	110,485	1,326	FirstMerit Corp.	29,898	579
Cardinal Financial Corp.	167,580	3,457	FNB Corp.	700,932	9,301
Cardtronics, Inc.(Æ)	102,716	3,875	FNFV Group(Æ)	344,705	5,153
CareTrust REIT, Inc.(ö)	71,120	888	Forestar Group, Inc.(Æ)	130,190	1,922
Cash America International, Inc.	219,550	5,691	Franklin Street Properties Corp.(ö)	35,904	424
CatchMark Timber Trust, Inc. Class A(ö)	156,900	1,820	FRP Holdings, Inc.(Æ)	61,000	2,118
Cedar Realty Trust, Inc.(ö)	236,200	1,651	Fulton Financial Corp.	43,307	527

See accompanying notes which are an integral part of the financial statements.

108 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Gain Capital Holdings, Inc.	447,591	4,422	Meridian Bancorp, Inc.(Æ)	207,477	2,666
GEO Group, Inc. (The)(ö)	67,600	2,636	MGIC Investment Corp.(Æ)	445,717	4,644
German American Bancorp, Inc.	7,481	214	Moelis & Co. Class A	42,002	1,136
Getty Realty Corp.(ö)	27,300	474	Montpelier Re Holdings, Ltd.	60,566	2,308
Glacier Bancorp, Inc.	115,954	3,054	Morningstar, Inc.	1,300	99
Global Cash Access Holdings, Inc.(Æ)	8,951	66	National Bank Holdings Corp. Class A	332,649	6,320
Global Indemnity PLC Class A(Æ)	2,601	71	National Health Investors, Inc.(ö)	36,608	2,443
Global Payments, Inc.	9,100	913	National Penn Bancshares, Inc.	490,337	5,100
Golub Capital BDC, Inc.(Ñ)	57,278	1,006	National Storage Affiliates(Æ)(Ñ)	70,800	908
Gramercy Property Trust, Inc.(ö)	64,900	1,774	National Western Life Insurance Co. Class A	544	130
Great Southern Bancorp, Inc.	4,500	177	Navigators Group, Inc. (The)(Æ)	29,158	2,276
Green Dot Corp. Class A(Æ)	83,643	1,347	Nelnet, Inc. Class A	47,532	2,128
Greenlight Capital Re, Ltd. Class A(Æ)	19,149	582	New Residential Investment Corp.(ö)	244,593	4,168
Hallmark Financial Services, Inc.(Æ)	6,351	70	New Senior Investment Group, Inc.(ö)	438,820	7,091
Hancock Holding Co.	207,818	6,050	Newcastle Investment Corp.(ö)	425,900	2,270
Hanmi Financial Corp.	58,694	1,249	Northfield Bancorp, Inc.	206,089	2,974
Hanover Insurance Group, Inc. (The)	81,467	5,586	Northwest Bancshares, Inc.	242,788	2,989
Hatteras Financial Corp.(ö)	64,200	1,159	OceanFirst Financial Corp.	28,245	474
Healthcare Realty Trust, Inc.(ö)	36,100	924	OFG Bancorp(Ñ)	201,701	2,842
Heartland Financial USA, Inc.	46,933	1,615	Old National Bancorp	626,801	8,562
Heartland Payment Systems, Inc.	84,587	4,305	OneBeacon Insurance Group, Ltd. Class A	11,459	173
Hercules Technology Growth Capital, Inc.			Pacific Continental Corp.	82,385	1,063
(Æ)(Ñ)	172,497	2,398	PacWest Bancorp	70,842	3,195
Heritage Financial Corp.	143,077	2,418	PennyMac Financial Services, Inc. Class
Heritage Insurance Holdings, Inc.(Æ)	51,639	1,035	A(Æ)	1,800	34
Hersha Hospitality Trust Class A(ö)	284,100	1,827	Physicians Realty Trust(ö)	132,800	2,204
HFF, Inc. Class A	200,271	7,849	Pinnacle Financial Partners, Inc.	16,115	768
Highwoods Properties, Inc.(ö)	54,600	2,350	Piper Jaffray Cos.(Æ)	42,636	2,151
Home BancShares, Inc.	112,897	3,712	Planet Payment, Inc.(Æ)	338,867	674
HomeStreet, Inc.(Æ)	21,900	453	Popular, Inc.(Æ)	86,577	2,808
HomeTrust Bancshares, Inc.(Æ)	19,414	304	Potlatch Corp.(ö)	3,828	141
Horizon Bancorp	4,100	96	PRA Group, Inc.(Æ)	79,376	4,348
Howard Hughes Corp. (The)(Æ)	19,494	2,894	Preferred Bank	4,900	138
Hudson Pacific Properties, Inc.(ö)	40,000	1,206	PrivateBancorp, Inc. Class A	97,685	3,621
Huntington Bancshares, Inc.	25,000	272	ProAssurance Corp.	142,262	6,395
Iberiabank Corp.	68,695	4,280	Prosperity Bancshares, Inc.	58,812	3,137
Independence Realty Trust, Inc.(ö)	60,645	558	Provident Financial Services, Inc.	232,319	4,182
Independent Bank Corp.	169,889	2,390	QTS Realty Trust, Inc. Class A(ö)	38,647	1,402
Infinity Property & Casualty Corp.	32,724	2,426	Raymond James Financial, Inc.	9,400	531
Investment Technology Group, Inc.(Æ)	152,309	4,339	RE/MAX Holdings, Inc. Class A	6,500	220
Investors Bancorp, Inc.	172,700	2,045	Reinsurance Group of America, Inc. Class A	9,971	914
Investors Real Estate Trust(Ñ)(ö)	25,700	184	Renasant Corp.(Ñ)	57,759	1,716
Jack Henry & Associates, Inc.	63,580	4,229	Retail Opportunity Investments Corp.(ö)	299,388	5,024
JMP Group LLC	151,549	1,167	RLI Corp.	25,359	1,259
KCG Holdings, Inc. Class A(Æ)	87,189	1,120	RLJ Lodging Trust(ö)	57,700	1,712
Kemper Corp.	54,200	2,042	Rouse Properties, Inc.(Ñ)(ö)	369,900	6,462
Kennedy-Wilson Holdings, Inc.	75,500	1,871	Ryman Hospitality Properties, Inc.(ö)	22,984	1,325
Lakeland Financial Corp.	4,400	172	S&T Bancorp, Inc.	2,394	64
LaSalle Hotel Properties(ö)	185,530	6,807	Sabra Health Care REIT, Inc.(ö)	99,446	2,971
LCNB Corp.(Ñ)	113,386	1,782	Safety Insurance Group, Inc.	4,443	258
LegacyTexas Financial Group, Inc.	43,699	1,112	Sandy Spring Bancorp, Inc.	6,500	169
LendingTree, Inc.(Æ)	20,253	1,115	Selective Insurance Group, Inc.	192,846	5,195
LTC Properties, Inc.(ö)	7,621	331	Silver Bay Realty Trust Corp.(ö)	79,348	1,228
Mack-Cali Realty Corp.(ö)	94,848	1,703	Simmons First National Corp. Class A	10,758	471
Maiden Holdings, Ltd.	359,068	5,217	South State Corp.	54,214	3,671
Marcus & Millichap, Inc.(Æ)	71,917	2,544	Southwest Bancorp, Inc.	83,737	1,443
MarketAxess Holdings, Inc.	59,148	5,078	Sovran Self Storage, Inc.(ö)	13,000	1,135
MB Financial, Inc.	121,611	3,664	Starwood Property Trust, Inc.(ö)	84,200	2,022
Medical Properties Trust, Inc.(ö)	333,768	4,666	Starwood Waypoint Residential Trust(Æ)(ö)	53,480	1,377

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 109

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
State Bank Financial Corp.	505,078	10,107	AtriCure, Inc.(Æ)	49,324	1,086
Sterling Bancorp(Ñ)	222,777	2,892	AVEO Pharmaceuticals, Inc.(Æ)	35,852	55
Stifel Financial Corp.(Æ)	70,408	3,720	BioDelivery Sciences International, Inc.(Æ)	376,189	3,032
Stock Yards Bancorp, Inc.	8,302	289	Bio-Techne Corp.	66,791	6,409
Stonegate Bank	11,989	343	Bluebird Bio, Inc.(Æ)	18,676	2,487
Summit Hotel Properties, Inc.(ö)	80,309	1,058	Cambrex Corp.(Æ)	93,873	3,613
Sun Communities, Inc.(ö)	71,325	4,426	Capital Senior Living Corp.(Æ)	146,505	3,834
Susquehanna Bancshares, Inc.	22,796	306	Cardiovascular Systems, Inc.(Æ)	180,679	5,655
SVB Financial Group(Æ)	4,058	539	Catalyst Pharmaceutical Partners, Inc.(Æ)(Ñ)	201,802	638
Symetra Financial Corp.	92,411	2,195	Cempra, Inc.(Æ)	30,624	964
Talmer Bancorp, Inc. Class A	177,209	2,725	Centene Corp.(Æ)	106,378	6,594
TCF Financial Corp.	18,371	288	Charles River Laboratories International,
Third Point Reinsurance, Ltd.(Æ)	93,140	1,256	Inc.(Æ)	3,700	256
THL Credit, Inc.	41,900	515	Chemed Corp.(Ñ)	44,300	5,106
TriCo Bancshares	12,114	283	Community Health Systems, Inc.(Æ)	2,300	124
TriState Capital Holdings, Inc.(Æ)	100,797	1,260	Computer Programs & Systems, Inc.(Ñ)	54,928	2,874
Trustmark Corp.	98,161	2,336	CONMED Corp.	64,351	3,232
Two Harbors Investment Corp.(ö)	233,200	2,449	Corcept Therapeutics, Inc.(Æ)(Ñ)	195,163	1,126
Umpqua Holdings Corp.	100	2	CorVel Corp.(Æ)	57,000	2,037
Union Bankshares Corp.	60,934	1,326	Cutera, Inc.(Æ)	60,284	821
United Community Banks, Inc.	96,900	1,803	Cyberonics, Inc.(Æ)	12,883	785
United Financial Bancorp, Inc.	366,622	4,674	Cynosure, Inc. Class A(Æ)	37,213	1,244
Universal Insurance Holdings, Inc.	117,300	2,818	Cytokinetics, Inc.(Æ)	56,833	358
Walker & Dunlop, Inc.(Æ)	118,950	2,277	Depomed, Inc.(Æ)	172,027	4,001
Walter Investment Management Corp.(Æ)(Ñ)	83,948	1,478	DexCom, Inc.(Æ)	31,933	2,158
Washington Federal, Inc.	171,909	3,713	Dynavax Technologies Corp.(Æ)(Ñ)	41,273	830
Webster Financial Corp.	127,377	4,564	Eagle Pharmaceuticals, Inc.(Æ)	17,867	942
WesBanco, Inc.	12,810	404	Emergent Biosolutions, Inc.(Æ)	50,141	1,489
Westamerica Bancorporation(Ñ)	103,096	4,490	Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	11,406	391
Western Alliance Bancorp(Æ)	45,047	1,393	Endologix, Inc.(Æ)	118,943	1,851
WEX, Inc.(Æ)	2,400	271	Ensign Group, Inc. (The)	82,873	3,490
Wilshire Bancorp, Inc.	66,387	700	Esperion Therapeutics, Inc.(Æ)(Ñ)	11,123	1,058
Winthrop Realty Trust(ö)	437,575	7,202	Exactech, Inc.(Æ)	25,251	552
Wintrust Financial Corp.	7,500	366	Flamel Technologies SA - ADR(Æ)	299,275	4,154
WisdomTree Investments, Inc.(Ñ)	59,112	1,126	Fluidigm Corp.(Æ)	154,698	5,795
WSFS Financial Corp.	20,341	1,448	Genesis Healthcare, Inc. Class A(Æ)	210,286	1,453
Yadkin Financial Corp.(Æ)	67,138	1,321	Globus Medical, Inc. Class A(Æ)	60,146	1,437
		543,657	Greatbatch, Inc.(Æ)	49,811	2,686
			Haemonetics Corp.(Æ)	52,181	2,115
Health Care - 11.7%			Halyard Health, Inc.(Æ)	231,718	11,234
Abiomed, Inc.(Æ)	98,721	6,241	Health Net, Inc.(Æ)	10,061	530
Acadia Healthcare Co., Inc.(Æ)	141,411	9,687	Heska Corp.(Æ)	51,909	1,458
Accuray, Inc.(Æ)(Ñ)	272,500	2,215	Horizon Pharma PLC(Æ)	43,147	1,213
Acorda Therapeutics, Inc.(Æ)	51,086	1,536	ICON PLC(Æ)	108,990	7,012
Adeptus Health, Inc. Class A(Æ)	19,307	1,225	ICU Medical, Inc.(Æ)	13,600	1,147
Affymetrix, Inc.(Æ)(Ñ)	179,319	2,175	ImmunoGen, Inc.(Æ)(Ñ)	194,955	1,612
Agenus, Inc.(Æ)	122,829	812	Impax Laboratories, Inc.(Æ)	34,420	1,558
Akorn, Inc.(Æ)	128,964	5,370	Insys Therapeutics, Inc.(Æ)(Ñ)	37,550	1,974
Albany Molecular Research, Inc.(Æ)(Ñ)	171,587	3,099	Integra LifeSciences Holdings Corp.(Æ)	79,728	4,686
Alder Biopharmaceuticals, Inc.(Æ)	30,448	776	Intersect ENT, Inc.(Æ)	45,831	1,150
Alere, Inc.(Æ)	16,387	778	Intra-Cellular Therapies, Inc.(Æ)	39,995	818
Almost Family, Inc.(Æ)	25,903	1,121	Invacare Corp.	200,413	4,022
AMAG Pharmaceuticals, Inc.(Æ)	15,013	765	K2M Group Holdings, Inc.(Æ)	51,631	1,085
Amicus Therapeutics, Inc.(Æ)	90,877	914	Keryx Biopharmaceuticals, Inc.(Æ)(Ñ)	179,669	1,915
AMN Healthcare Services, Inc.(Æ)	154,477	3,524	LDR Holding Corp.(Æ)	34,499	1,168
Anacor Pharmaceuticals, Inc.(Æ)	43,784	2,307	LHC Group, Inc.(Æ)	47,338	1,518
Analogic Corp.	17,330	1,464	LifePoint Hospitals, Inc.(Æ)	39,705	2,973
ANI Pharmaceuticals, Inc.(Æ)(Ñ)	41,735	2,545	Ligand Pharmaceuticals, Inc. Class B(Æ)	66,315	5,149
ArQule, Inc.(Æ)	44,600	91	Luminex Corp.(Æ)	55,200	857

See accompanying notes which are an integral part of the financial statements.

110 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Magellan Health, Inc.(Æ)	42,488	2,690	Materials and Processing - 5.5%
Masimo Corp.(Æ)	1,980	67	Acuity Brands, Inc.	26,771	4,469
Merge Healthcare, Inc.(Æ)	248,738	1,236	Apogee Enterprises, Inc.	153,543	8,079
Merit Medical Systems, Inc.(Æ)	54,225	1,053	AptarGroup, Inc.	6,600	410
Merrimack Pharmaceuticals, Inc.(Æ)(Ñ)	77,142	856	Aspen Aerogels, Inc.(Æ)	4,202	27
Molina Healthcare, Inc.(Æ)	92,370	5,471	Belden, Inc.	933	78
Natus Medical, Inc.(Æ)	180,646	6,812	Bemis Co., Inc.	8,300	374
NeoGenomics, Inc.(Æ)	288,720	1,308	Berry Plastics Group, Inc.(Æ)	78,525	2,687
Nevro Corp.(Æ)	61,451	2,767	Caesarstone Sdot-Yam, Ltd.	76,048	4,505
Novavax, Inc.(Æ)(Ñ)	90,515	700	Carpenter Technology Corp.	81,463	3,523
Omeros Corp.(Æ)	35,870	722	Comfort Systems USA, Inc.	61,890	1,281
Omnicell, Inc.(Æ)	4,534	161	Commercial Metals Co.	198,172	3,290
OncoGenex Pharmaceuticals, Inc.(Æ)	50,215	101	Compass Minerals International, Inc.	67,800	5,989
OraSure Technologies, Inc.(Æ)	88,273	556	Continental Building Products, Inc.(Æ)	58,593	1,290
Orexigen Therapeutics, Inc.(Æ)(Ñ)	147,290	968	Cytec Industries, Inc.	8,660	479
Otonomy, Inc.(Æ)	26,753	702	Eagle Materials, Inc.	27,828	2,321
Owens & Minor, Inc.	43,659	1,472	Globe Specialty Metals, Inc.	8,749	174
PDL BioPharma, Inc.	166,100	1,108	Graphic Packaging Holding Co.	139,070	1,961
Pfenex, Inc.(Æ)	60,574	809	Greif, Inc. Class A	76,875	3,133
PharMerica Corp.(Æ)	3,997	115	Griffon Corp.	73,306	1,232
Phibro Animal Health Corp. Class A	35,577	1,130	Haynes International, Inc.	59,569	2,649
POZEN, Inc.(Æ)	10,200	80	Innophos Holdings, Inc.	51,367	2,714
Prestige Brands Holdings, Inc.(Æ)	86,369	3,390	Innospec, Inc.	69,060	3,018
Prothena Corp. PLC(Æ)(Ñ)	27,954	906	Installed Building Products, Inc.(Æ)	53,057	1,104
Providence Service Corp. (The)(Æ)	19,100	812	Insteel Industries, Inc.	3,858	78
PTC Therapeutics, Inc.(Æ)	14,844	872	Intrepid Potash, Inc.(Æ)(Ñ)	11,051	138
Quintiles Transnational Holdings, Inc.(Æ)	10,500	692	Kraton Performance Polymers, Inc.(Æ)	32,351	729
Receptos, Inc.(Æ)	9,000	1,326	Kronos Worldwide, Inc.	265,779	3,575
Repligen Corp.(Æ)	36,681	1,082	Landec Corp.(Æ)	120,462	1,712
Rigel Pharmaceuticals, Inc.(Æ)	113,486	483	LB Foster Co. Class A	24,199	1,034
RTI Surgical, Inc.(Æ)	603,139	3,378	Minerals Technologies, Inc.	44,247	2,997
Sage Therapeutics, Inc.(Æ)	17,725	939	Neenah Paper, Inc.	879	53
Sagent Pharmaceuticals, Inc.(Æ)	97,138	2,264	NewMarket Corp.	8,594	3,841
Sequenom, Inc.(Æ)(Ñ)	260,567	1,157	Noranda Aluminum Holding Corp.	341,146	1,139
Spark Therapeutics, Inc.(Æ)	15,611	894	Novagold Resources, Inc.(Æ)	159,400	612
Spectranetics Corp. (The)(Æ)	108,713	2,789	Olympic Steel, Inc.	13,580	149
STERIS Corp.(Ñ)	74,455	4,951	OM Group, Inc.	234,221	7,036
Supernus Pharmaceuticals, Inc.(Æ)	146,969	1,881	Patrick Industries, Inc.(Æ)	22,822	1,371
SurModics, Inc.(Æ)	90,536	2,283	PGT, Inc.(Æ)	419,026	4,743
Symmetry Surgical, Inc.(Æ)	17,500	135	PolyOne Corp.	20,891	816
Team Health Holdings, Inc.(Æ)	21,185	1,262	Quaker Chemical Corp.	52,610	4,378
Tetraphase Pharmaceuticals, Inc.(Æ)	26,108	921	Rayonier Advanced Materials, Inc.(Ñ)	210,010	3,509
TG Therapeutics, Inc.(Æ)(Ñ)	55,326	772	Resolute Forest Products, Inc.(Æ)	143,166	2,208
TherapeuticsMD, Inc.(Æ)	132,858	861	RTI International Metals, Inc.(Æ)	67,733	2,550
Trinity Biotech PLC - ADR	295,932	4,963	Schnitzer Steel Industries, Inc. Class A	51,610	899
Triple-S Management Corp. Class B(Æ)	55,820	1,045	Schulman, Inc.	50,598	2,148
Trovagene, Inc.(Æ)	106,291	824	Sensient Technologies Corp.	42,469	2,776
United Therapeutics Corp.(Æ)	2,650	423	Silgan Holdings, Inc.	50,667	2,729
US Physical Therapy, Inc.	75,960	3,582	Simpson Manufacturing Co., Inc.	6,812	223
Utah Medical Products, Inc.	10,613	572	Sonoco Products Co.	3,900	174
Vascular Solutions, Inc.(Æ)	34,468	1,105	Stepan Co.	31,113	1,585
VCA, Inc.(Æ)	74,829	3,814	TimkenSteel Corp.	175,533	5,124
Vical, Inc.(Æ)	133,776	127	Trex Co., Inc.(Æ)	113,704	5,335
Volt Information Sciences, Inc.(Æ)	14,304	176	Trinseo SA(Æ)	7,500	171
WellCare Health Plans, Inc.(Æ)	15,449	1,196	Unifi, Inc.(Æ)	122,013	4,306
Xencor, Inc.(Æ)	54,131	770	Universal Forest Products, Inc.	3,826	212
Zeltiq Aesthetics, Inc.(Æ)(Ñ)	26,656	818	US Silica Holdings, Inc.(Ñ)	32,295	1,206
		270,805	Valspar Corp.	7,900	641

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 111

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Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Watsco, Inc.	15,122	1,819	Granite Construction, Inc.	384,957	13,362
		126,803	Great Lakes Dredge & Dock Corp.(Æ)	454,700	2,637
			Greenbrier Cos., Inc.(Ñ)	55,432	3,198
Producer Durables - 14.6%			Gulfmark Offshore, Inc. Class A(Ñ)	64,457	967
ABM Industries, Inc.	107,197	3,436	H&E Equipment Services, Inc.	41,519	1,026
ACCO Brands Corp.(Æ)	238,198	1,875	Hardinge, Inc.	7,800	84
Accuride Corp.(Æ)	389,440	1,589	Harsco Corp.	173,311	2,787
Aegean Marine Petroleum Network, Inc.(Ñ)	17,600	268	Hawaiian Holdings, Inc.(Æ)	89,382	2,063
Aegion Corp. Class A(Æ)	46,500	857	Healthcare Services Group, Inc.	135,301	4,096
Air Transport Services Group, Inc.(Æ)	89,700	836	HEICO Corp.	80,160	4,476
Alamo Group, Inc.	23,130	1,429	Herman Miller, Inc.	271,740	7,448
Allegiant Travel Co. Class A	9,724	1,495	Huntington Ingalls Industries, Inc.	2,720	358
Allied Motion Technologies, Inc.	54,873	1,609	Huron Consulting Group, Inc.(Æ)	73,917	4,481
Altra Industrial Motion Corp.	94,650	2,496	Hyster-Yale Materials Handling, Inc.	900	66
American Superconductor Corp.(Æ)(Ñ)	20,127	130	ICF International, Inc.(Æ)	15,400	593
Applied Industrial Technologies, Inc.	1,411	59	Information Services Group, Inc.	415,456	1,633
ArcBest Corp.	9,046	323	Insperity, Inc.	26,261	1,265
Ardmore Shipping Corp.(Ñ)	287,506	3,459	Itron, Inc.(Æ)	54,950	1,971
Ascent Capital Group, Inc. Class A(Æ)	79,879	3,198	Kadant, Inc.	23,681	1,207
Astec Industries, Inc.	120,469	5,069	Kaman Corp. Class A	59,898	2,498
Babcock & Wilcox Co. (The)	189,414	6,122	KBR, Inc.	355,322	6,207
Bassett Furniture Industries, Inc.	120,459	3,399	Kimball International, Inc. Class B	262,258	2,654
Blount International, Inc.(Æ)	5,801	77	Knight Transportation, Inc.	251,860	7,279
Brady Corp. Class A	116,162	3,093	Knoll, Inc.	64,553	1,470
Briggs & Stratton Corp.	292,362	5,716	Lindsay Corp.(Ñ)	28,398	2,249
Brink's Co. (The)	95,039	2,516	Littelfuse, Inc.	34,758	3,406
CAI International, Inc.(Æ)	17,732	422	Lydall, Inc.(Æ)	3,572	96
CBIZ, Inc.(Æ)	662,583	5,990	Manitowoc Co., Inc. (The)	102,260	2,018
CDI Corp.	21,600	295	Matson, Inc.	38,077	1,542
Celadon Group, Inc.	80,198	2,072	MAXIMUS, Inc.	126,236	8,080
Clarcor, Inc.	62,256	4,047	McGrath RentCorp	73,816	2,444
Commercial Vehicle Group, Inc.(Æ)	249,611	1,438	Modine Manufacturing Co.(Æ)	105,860	1,301
Convergys Corp.	99,783	2,263	Moog, Inc. Class A(Æ)	38,041	2,658
Corporate Executive Board Co. (The)	54,099	4,535	MSA Safety, Inc.	22,600	1,034
CoStar Group, Inc.(Æ)	21,341	4,363	Multi-Color Corp.	19,612	1,231
Covenant Transportation Group, Inc. Class			MYR Group, Inc.(Æ)	52,386	1,536
A(Æ)	23,452	715	Navigator Holdings, Ltd.(Æ)	56,000	1,200
CPI Aerostructures, Inc.(Æ)	88,638	968	Old Dominion Freight Line, Inc.(Æ)	95,031	6,760
Crane Co.	55,844	3,413	On Assignment, Inc.(Æ)	145,065	4,881
Cubic Corp.	18,100	897	Orion Marine Group, Inc.(Æ)	116,431	980
Curtiss-Wright Corp.	47,334	3,458	Paylocity Holding Corp.(Æ)(Ñ)	86,017	2,421
Deluxe Corp.	27,116	1,756	Pitney Bowes, Inc.	58,700	1,313
DHI Group, Inc.(Æ)	496,543	3,774	Powell Industries, Inc.	29,724	987
DHT Holdings, Inc.	90,300	722	Power Solutions International, Inc.(Æ)(Ñ)	27,243	1,738
Echo Global Logistics, Inc.(Æ)	139,748	4,039	Primoris Services Corp.	67,400	1,296
EMCOR Group, Inc.	79,629	3,554	Proto Labs, Inc.(Æ)	2,455	172
Engility Holdings, Inc.	2,139	60	Quad/Graphics, Inc.	106,748	2,299
Ennis, Inc.	4,620	71	Rand Logistics, Inc.(Æ)	63,300	218
ExlService Holdings, Inc.(Æ)	3,600	124	Regal-Beloit Corp.	85,207	6,663
Exponent, Inc.	45,622	4,043	Resources Connection, Inc.	18,471	291
Forward Air Corp.	24,414	1,230	Roadrunner Transportation Systems, Inc.(Æ)	260,484	6,374
Franklin Electric Co., Inc.	40,421	1,462	RPX Corp. Class A(Æ)	45,940	715
FreightCar America, Inc.	82,690	2,157	Scorpio Bulkers, Inc.(Æ)(Ñ)	86,500	208
FTI Consulting, Inc.(Æ)	35,300	1,451	Scorpio Tankers, Inc.	329,924	3,081
G&K Services, Inc. Class A	55,137	3,893	SkyWest, Inc.	442,697	6,043
Generac Holdings, Inc.(Æ)	34,300	1,430	Spartan Motors, Inc.	16,417	77
Genesee & Wyoming, Inc. Class A(Æ)	23,083	2,146	Standex International Corp.	1,165	94
Global Power Equipment Group, Inc.	126,300	1,535	StealthGas, Inc.(Æ)	136,230	900
GrafTech International, Ltd.(Æ)	252,900	1,224	Steelcase, Inc. Class A	229,324	4,029

See accompanying notes which are an integral part of the financial statements.

112 Russell U.S. Small Cap Equity Fund

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Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SunOpta, Inc.(Æ)	234,963	2,430	Comtech Telecommunications Corp.	2,541	73
Swift Transportation Co. Class A(Æ)	166,374	4,026	Cornerstone OnDemand, Inc.(Æ)	143,383	4,105
Sykes Enterprises, Inc.(Æ)	87,748	2,196	CSG Systems International, Inc.	32,434	944
TASER International, Inc.(Æ)(Ñ)	103,705	3,131	CTS Corp.(Æ)	135,100	2,424
Teledyne Technologies, Inc.(Æ)	61,315	6,436	Daktronics, Inc.	110,920	1,190
TeleTech Holdings, Inc.	29,883	775	Datalink Corp.(Æ)	17,478	202
Tennant Co.	5,169	332	Dealertrack Technologies, Inc.(Æ)	44,566	1,752
Tetra Tech, Inc.	181,454	4,919	Demandware, Inc.(Æ)	34,783	2,143
Thermon Group Holdings, Inc.(Æ)	127,771	2,973	Diebold, Inc.	184,415	6,412
Tidewater, Inc.(Ñ)	176,896	4,898	Digi International, Inc.(Æ)	113,300	1,144
Titan International, Inc.(Ñ)	10,606	110	Digimarc Corp.(Ñ)	24,900	583
Titan Machinery, Inc.(Æ)(Ñ)	51,900	760	Diodes, Inc.(Æ)	22,500	601
Toro Co. (The)	6,154	413	Dolby Laboratories, Inc. Class A	79,144	3,186
TriMas Corp.(Æ)	119,131	3,356	Dot Hill Systems Corp.(Æ)	406,059	2,550
TriNet Group, Inc.(Æ)	54,840	1,920	DTS, Inc.(Æ)	48,877	1,752
Tutor Perini Corp.(Æ)	211,434	4,482	Electro Scientific Industries, Inc.	468,582	2,671
Twin Disc, Inc.	8,500	153	Ellie Mae, Inc.(Æ)	87,605	4,818
United Rentals, Inc.(Æ)	23,457	2,265	EMCORE Corp.(Æ)	12,408	68
Vectrus, Inc.(Æ)	62,020	1,585	Entegris, Inc.(Æ)	204,392	2,720
Vishay Precision Group, Inc.(Æ)	8,543	122	Entropic Communications, Inc.(Æ)	308,769	933
Wabtec Corp.	55,451	5,215	Envestnet, Inc.(Æ)	79,278	4,064
WageWorks, Inc.(Æ)	168,416	8,488	EPAM Systems, Inc.(Æ)	83,698	5,416
Watts Water Technologies, Inc. Class A	8,576	468	ePlus, Inc.(Æ)	15,433	1,280
Werner Enterprises, Inc.	125,775	3,380	Exar Corp.(Æ)	199,700	1,971
Woodward, Inc.	28,841	1,357	Extreme Networks, Inc.(Æ)	189,000	476
YRC Worldwide, Inc.(Æ)	42,527	663	FEI Co.	26,272	1,983
		339,612	Finisar Corp.(Æ)	86,664	1,762
			FormFactor, Inc.(Æ)	564,429	4,499
Technology - 13.9%			Fortinet, Inc.(Æ)	63,242	2,387
Acacia Research Corp.(Ñ)	476,883	5,255	Gigamon, Inc.(Æ)	43,068	1,268
ACI Worldwide, Inc.(Æ)	121,510	2,798	Glu Mobile, Inc.(Æ)	159,220	1,076
Acxiom Corp.(Æ)	156,608	2,734	GTT Communications, Inc.(Æ)	68,000	1,242
ADTRAN, Inc.	272,984	4,534	Guidewire Software, Inc.(Æ)	72,460	3,619
Allot Communications, Ltd.(Æ)(Ñ)	149,145	1,323	Harmonic, Inc.(Æ)	181,095	1,269
Alpha & Omega Semiconductor, Ltd.(Æ)	50,741	416	IAC/InterActiveCorp	24,707	1,725
Ambarella, Inc.(Æ)(Ñ)	60,296	4,411	Immersion Corp.(Æ)	181,400	1,965
Amkor Technology, Inc.(Æ)	44,482	313	Infinera Corp.(Æ)	103,056	1,937
Anixter International, Inc.(Æ)	19,573	1,382	Infoblox, Inc.(Æ)	247,927	5,841
Applied Micro Circuits Corp.(Æ)	33,800	182	Inphi Corp.(Æ)	55,917	1,199
Applied Optoelectronics, Inc.(Æ)(Ñ)	110,810	1,582	Insight Enterprises, Inc.(Æ)	47,330	1,355
Aspen Technology, Inc.(Æ)	36,002	1,598	InterDigital, Inc.	32,710	1,790
Atmel Corp.	135,053	1,024	Internap Corp.(Æ)	91,269	858
Attunity, Ltd.(Æ)	95,116	1,075	Jive Software, Inc.(Æ)	22,600	122
Aviat Networks, Inc.(Æ)	73,456	84	Kemet Corp.(Æ)	56,616	245
Avid Technology, Inc.(Æ)	109,222	1,768	Kimball Electronics, Inc.(Æ)	133,950	1,713
Barracuda Networks, Inc.(Æ)(Ñ)	47,025	1,906	Knowles Corp.(Æ)(Ñ)	62,500	1,198
Bel Fuse, Inc. Class B	8,359	172	Kofax, Ltd.(Æ)	62,100	685
Benchmark Electronics, Inc.(Æ)	176,379	4,150	Leidos Holdings, Inc.	11,000	458
CACI International, Inc. Class A(Æ)	93,268	8,230	Limelight Networks, Inc.(Æ)	55,853	207
Calix, Inc.(Æ)	113,266	837	Lionbridge Technologies, Inc.(Æ)	495,913	2,752
Callidus Software, Inc.(Æ)	353,889	4,371	LogMeIn, Inc.(Æ)	13,181	846
Carbonite, Inc.(Æ)	18,200	186	Manhattan Associates, Inc.(Æ)	73,581	3,867
Cavium, Inc.(Æ)	58,755	3,807	ManTech International Corp. Class A	191,930	5,610
CEVA, Inc.(Æ)	45,887	950	Marin Software, Inc.(Æ)	85,000	513
Checkpoint Systems, Inc.	273,568	2,834	Marketo, Inc.(Æ)(Ñ)	226,729	6,450
Ciber, Inc.(Æ)	319,716	1,129	Mentor Graphics Corp.	89,484	2,141
Coherent, Inc.(Æ)	5,200	312	Mercury Systems, Inc.(Æ)	59,520	822
Cohu, Inc.	254,394	2,664	Meru Networks, Inc.(Æ)	2,200	3
Computer Task Group, Inc.	58,373	480	Micrel, Inc.	288,761	3,927

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
MicroStrategy, Inc. Class A(Æ)	260	47		Boingo Wireless, Inc.(Æ)	274,763		2,270
Monotype Imaging Holdings, Inc.	330,444	10,710		California Water Service Group	8,191		196
Multi-Fineline Electronix, Inc.(Æ)	57,682	1,349		Chesapeake Utilities Corp.	21,992		1,051
Neonode, Inc.(Æ)(Ñ)	233,223	910		Earthstone Energy, Inc.(Æ)	1,500		40
NeoPhotonics Corp.(Æ)	41,310	228		Empire District Electric Co. (The)	47,032		1,109
NeuStar, Inc. Class A(Æ)(Ñ)	16,314	489		FairPoint Communications, Inc.(Æ)(Ñ)	182,177		3,593
NVE Corp.	3,067	208		Hawaiian Telcom Holdco, Inc.(Æ)	13,070		344
OmniVision Technologies, Inc.(Æ)	77,337	2,157		IDT Corp. Class B	15,000		256
Paycom Software, Inc.(Æ)	30,779	973		inContact, Inc.(Æ)	122,444		1,267
PC Connection, Inc.	37,907	921		Intelsat SA(Æ)	15,117		190
PDF Solutions, Inc.(Æ)	486,988	8,800		Iridium Communications, Inc.(Æ)(Ñ)	342,767		3,486
Perficient, Inc.(Æ)	201,565	4,158		j2 Global, Inc.	110,367		7,656
Pericom Semiconductor Corp.	67,794	849		Laclede Group, Inc. (The)	3,338		173
Photronics, Inc.(Æ)	338,367	2,968		MGE Energy, Inc.	5,446		226
Plantronics, Inc.	28,300	1,508		New Jersey Resources Corp.	64,270		1,961
Plexus Corp.(Æ)	89,246	3,842		NRG Yield, Inc. Class A(Ñ)	83,545		4,110
PMC-Sierra, Inc.(Æ)	308,887	2,604		Par Petroleum Corp.(Æ)	49,204		1,191
Polycom, Inc.(Æ)	288,812	3,769		Phillips 66 Partners, LP	50,951		3,865
Power Integrations, Inc.	53,995	2,672		Piedmont Natural Gas Co., Inc.(Ñ)	62,974		2,358
Progress Software Corp.(Æ)	254,592	6,721		PNM Resources, Inc.	65,215		1,812
Proofpoint, Inc.(Æ)	130,138	7,025		Portland General Electric Co.	120,485		4,236
PROS Holdings, Inc.(Æ)	83,136	1,848		Premiere Global Services, Inc.(Æ)	33,693		344
Q2 Holdings, Inc.(Æ)	138,004	2,808		Pure Cycle Corp.(Æ)(Ñ)	341,514		1,820
QLogic Corp.(Æ)	112,723	1,657		South Jersey Industries, Inc.	180,000		9,495
Qualys, Inc.(Æ)	110,554	5,475		Southwest Gas Corp.	40,312		2,217
Radware, Ltd.(Æ)	66,628	1,577		UIL Holdings Corp.	24,648		1,229
Rally Software Development Corp.(Æ)	214,447	3,101		Unitil Corp.	13,382		458
Rambus, Inc.(Æ)	148,047	2,049					63,280
Rubicon Project, Inc. (The)(Æ)	55,865	976
Rudolph Technologies, Inc.(Æ)	69,679	894		Total Common Stocks
Sanmina Corp.(Æ)	2,590	53		(cost $2,010,829)			2,237,024
Science Applications International Corp.	122,912	6,158
ShoreTel, Inc.(Æ)	125,625	874		Warrants & Rights - 0.0%
Sigma Designs, Inc.(Æ)	206,306	1,648		Magnum Hunter Resources Corp.(Æ)(Þ)
SPS Commerce, Inc.(Æ)	104,874	6,844		2016 Warrant	26,846		—
Super Micro Computer, Inc.(Æ)	3,318	95		Total Warrants & Rights
Support.com, Inc.(Æ)	14,010	22		(cost $—)			—
Synaptics, Inc.(Æ)	20,400	1,728
Synopsys, Inc.(Æ)	45,213	2,120	Short -Term Investments - 3.8%
Syntel, Inc.(Æ)	13,938	628		Russell U.S. Cash Management Fund	82,864,590	(∞)	82,865
Tableau Software, Inc. Class A(Æ)	23,192	2,269		United States Treasury Bills(ç)(~)(§)
TechTarget, Inc.(Æ)	246,759	2,670		0.061% due 06/25/15	6,101		6,101
TeleNav, Inc.(Æ)	195,725	1,636		Total Short-Term Investments
Tessera Technologies, Inc.	45,220	1,633		(cost $88,966)			88,966
Tremor Video, Inc.(Æ)	2,800	7
Tyler Technologies, Inc.(Æ)	37,713	4,599		Other Securities - 7.2%
Ultimate Software Group, Inc.(Æ)	30,207	5,021		Russell U.S. Cash Collateral Fund(×)	167,558,245(∞)		167,558
Ultratech, Inc.(Æ)	39,400	786		Total Other Securities
United Online, Inc.(Æ)	490,776	7,769		(cost $167,558)			167,558
VeriFone Systems, Inc.(Æ)	132,262	4,731
Xcerra Corp.(Æ)	454,318	4,466		Total Investments 107.3%
Zynga, Inc. Class A(Æ)	354,200	868		(identified cost $2,267,353)			2,493,548
		323,237
				Other Assets and Liabilities, Net
Utilities - 2.7%			-	(7.3%)			(169,745)
American States Water Co.	111,026	4,262		Net Assets - 100.0%			2,323,803
Artesian Resources Corp. Class A	5,070	109
Avista Corp.	30,813	1,005
Black Hills Corp.	19,300	951

See accompanying notes which are an integral part of the financial statements.

114 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures		693	USD	84,297	06/15	(1,031)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(1,031)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$381,555	$—	$—		$381,555	16.4
Consumer Staples	86,532	—	—		86,532	3.7
Energy	101,543	—	—		101,543	4.4
Financial Services	543,657	—	—		543,657	23.4
Health Care	270,805	—	—		270,805	11.7
Materials and Processing	126,803	—	—		126,803	5.5
Producer Durables	339,612	—	—		339,612	14.6
Technology	323,237	—	—		323,237	13.9
Utilities	63,280	—	—		63,280	2.7
Warrants & Rights	—	—	—		—	—
Short-Term Investments	—	88,966	—		88,966	3.8
Other Securities	—	167,558	—		167,558	7.2
Total Investments	2,237,024	256,524	—		2,493,548	107.3
Other Assets and Liabilities, Net						(7.3)
						100.0
Other Financial Instruments
Futures Contracts	(1,031)	—	—		(1,031)	(—)*
Total Other Financial Instruments**	$(1,031)	$—	$—		$(1,031)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 115

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$1,031

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$9,742

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(2,144)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

116 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
					Gross	Net Amounts
			Amounts			of Assets
			Gross	Offset in the	Presented in
		Amounts of	Statement of		the Statement
		Recognized	Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value		$158,694	$	— $	158,694
Total			$158,694	$	— $	158,694

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^		Net Amount
Barclays	$15,494	$	— $		15,494	$—
Citigroup	10,709		—		10,709	—
Credit Suisse	3,511		—		3,511	—
Deutsche Bank	13,230		—		13,230	—
Fidelity	20,367		—		20,367	—
Goldman Sachs	7,974		—		7,974	—
JPMorgan Chase	34,741		—		34,741	—
Merrill Lynch	13,466		—		13,466	—
Morgan Stanley	33,246		—		33,246	—
UBS	5,956		—		5,956	—
Total	$158,694	$	— $		158,694	$—

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 117

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1,677	$	— $	1,677
Total	$1,677	$	— $	1,677

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$1,677	$ —	$1,677	$—
Total	$1,677	$ —	$1,677	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

118 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,267,353
Investments, at fair value(*)(>)	2,493,548
Cash	11
Cash (restricted)(a)	20
Foreign currency holdings(^)	924
Receivables:
Dividends and interest	939
Dividends from affiliated Russell funds	7
Investments sold	19,493
Fund shares sold	1,925
Prepaid expenses	23
Total assets	2,516,890

Liabilities
Payables:
Investments purchased	20,829
Fund shares redeemed	1,166
Accrued fees to affiliates	1,806
Other accrued expenses	41
Variation margin on futures contracts	1,677
Capital gain distribution payable	10
Payable upon return of securities loaned	167,558
Total liabilities	193,087

Net Assets	$2,323,803

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 119

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,014
Accumulated net realized gain (loss)	104,020
Unrealized appreciation (depreciation) on:
Investments	226,195
Futures contracts	(1,031)
Foreign currency-related transactions	(210)
Shares of beneficial interest	766
Additional paid-in capital	1,991,049
Net Assets	$2,323,803

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$30.09
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$31.93
Class A — Net assets	$25,634,370
Class A — Shares outstanding ($.01 par value)	851,791
Net asset value per share: Class C(#)	$28.93
Class C — Net assets	$32,021,169
Class C — Shares outstanding ($.01 par value)	1,106,988
Net asset value per share: Class E(#)	$30.22
Class E — Net assets	$38,498,618
Class E — Shares outstanding ($.01 par value)	1,274,093
Net asset value per share: Class I(#)	$30.47
Class I — Net assets	$194,761,417
Class I — Shares outstanding ($.01 par value)	6,391,490
Net asset value per share: Class S(#)	$30.33
Class S — Net assets	$ 1,482,683,576
Class S — Shares outstanding ($.01 par value)	48,885,710
Net asset value per share: Class Y(#)	$30.35
Class Y — Net assets	$550,203,903
Class Y — Shares outstanding ($.01 par value)	18,129,114
Amounts in thousands
(^) Foreign currency holdings - cost	$1,133
(*) Securities on loan included in investments	$158,694
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$250,423
(a) Cash Collateral for Futures	$20
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

120 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$15,877
Dividends from affiliated Russell funds	50
Interest	1
Securities lending income	1,244
Total investment income	17,172

Expenses
Advisory fees	8,369
Administrative fees	568
Custodian fees	163
Distribution fees - Class A	32
Distribution fees - Class C	122
Transfer agent fees - Class A	25
Transfer agent fees - Class C	33
Transfer agent fees - Class E	41
Transfer agent fees - Class I	115
Transfer agent fees - Class S	1,508
Transfer agent fees - Class Y	13
Professional fees	53
Registration fees	75
Shareholder servicing fees - Class C	41
Shareholder servicing fees - Class E	52
Trustees’ fees	27
Printing fees	159
Miscellaneous	30
Total expenses	11,426
Net investment income (loss)	5,746

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	123,945
Futures contracts	9,742
Foreign currency-related transactions	(1)
Net realized gain (loss)	133,686
Net change in unrealized appreciation (depreciation) on:
Investments	(26,373)
Futures contracts	(2,144)
Foreign currency-related transactions	(66)
Net change in unrealized appreciation (depreciation)	(28,583)
Net realized and unrealized gain (loss)	105,103
Net Increase (Decrease) in Net Assets from Operations	$110,849

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 121

Russell Investment Company Russell U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,746	$7,573
Net realized gain (loss)	133,686	183,792
Net change in unrealized appreciation (depreciation)	(28,583)	(61,725)
Net increase (decrease) in net assets from operations	110,849	129,640

Distributions
From net investment income
Class A	(16)	(36)
Class C	—	(—)**
Class E	(14)	(26)
Class I	(698)	(679)
Class S	(4,629)	(3,294)
Class Y	(2,904)	(1,500)
From net realized gain
Class A	(1,756)	(3,239)
Class C	(2,322)	(4,461)
Class E	(2,888)	(4,312)
Class I	(12,775)	(23,779)
Class S	(103,194)	(138,845)
Class Y	(41,652)	(41,975)
Net decrease in net assets from distributions	(172,848)	(222,146)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(58,150)	905,797
Total Net Increase (Decrease) in Net Assets	(120,149)	813,291

Net Assets
Beginning of period	2,443,952	1,630,661
End of period	$2,323,803	$2,443,952
Undistributed (overdistributed) net investment income included in net assets	$3,014	$5,529

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

122 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	46	$1,392	142	$4,349
Proceeds from reinvestment of distributions	59	1,765	106	3,244
Payments for shares redeemed	(75)	(2,264)	(137)	(4,240)
Net increase (decrease)	30	893	111	3,353
Class C
Proceeds from shares sold	52	1,520	173	5,204
Proceeds from reinvestment of distributions	81	2,316	150	4,435
Payments for shares redeemed	(130)	(3,806)	(212)	(6,369)
Net increase (decrease)	3	30	111	3,270
Class E
Proceeds from shares sold	63	1,904	652	19,874
Proceeds from reinvestment of distributions	94	2,782	135	4,141
Payments for shares redeemed	(255)	(7,713)	(377)	(11,569)
Net increase (decrease)	(98)	(3,027)	410	12,446
Class I
Proceeds from shares sold	657	20,047	1,507	46,321
Proceeds from reinvestment of distributions	445	13,302	786	24,194
Payments for shares redeemed	(842)	(25,847)	(1,525)	(47,272)
Net increase (decrease)	260	7,502	768	23,243
Class S
Proceeds from shares sold	5,177	157,689	21,885	671,640
Proceeds from reinvestment of distributions	3,598	107,104	4,573	140,224
Payments for shares redeemed	(8,373)	(255,583)	(8,811)	(271,709)
Net increase (decrease)	402	9,210	17,647	540,155
Class Y
Proceeds from shares sold	565	17,280	12,502	381,826
Proceeds from reinvestment of distributions	1,497	44,555	1,418	43,474
Payments for shares redeemed	(4,384)	(134,593)	(3,237)	(101,970)
Net increase (decrease)	(2,322)	(72,758)	10,683	323,330
Total increase (decrease)	(1,725)	$(58,150)	29,730	$905,797

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 123

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	30.93	.03	1.29	1.32	(.02)	(2.14)
October 31, 2014	33.31	.04	2.13	2.17	(.05)	(4.50)
October 31, 2013	23.77	.16	9.55	9.71	(.17)	—
October 31, 2012	21.67	.05	2.06	2.11	(.01)	—
October 31, 2011	20.39	.02	1.32	1.34	(.06)	—
October 31, 2010	16.28	.02	4.14	4.16	(.05)	—

Class C
April 30, 2015*	29.89	(.08)	1.26	1.18	—	(2.14)
October 31, 2014	32.51	(.20)	2.08	1.88	—	(4.50)
October 31, 2013	23.22	(.04)	9.33	9.29	—	—
October 31, 2012	21.32	(.12)	2.02	1.90	—	—
October 31, 2011	20.16	(.15)	1.31	1.16	—	—
October 31, 2010	16.18	(.12)	4.10	3.98	—	—

Class E
April 30, 2015*	31.03	.03	1.31	1.34	(.01)	(2.14)
October 31, 2014	33.39	.04	2.13	2.17	(.03)	(4.50)
October 31, 2013	23.84	.17	9.56	9.73	(.18)	—
October 31, 2012	21.74	.06	2.06	2.12	(.02)	—
October 31, 2011	20.45	.04	1.30	1.35	(.06)	—
October 31, 2010	16.32	.04	4.15	4.19	(.06)	—

Class I
April 30, 2015*	31.33	.08	1.32	1.40	(.12)	(2.14)
October 31, 2014	33.66	.14	2.16	2.30	(.13)	(4.50)
October 31, 2013	24.03	.27	9.61	9.88	(.25)	—
October 31, 2012	21.91	.12	2.08	2.20	(.08)	—
October 31, 2011	20.60	.10	1.32	1.42	(.11)	—
October 31, 2010	16.43	.09	4.17	4.26	(.09)	—

Class S
April 30, 2015*	31.19	.07	1.30	1.37	(.09)	(2.14)
October 31, 2014	33.53	.10	2.17	2.27	(.11)	(4.50)
October 31, 2013	23.94	.23	9.59	9.82	(.23)	—
October 31, 2012	21.83	.11	2.07	2.18	(.07)	—
October 31, 2011	20.53	.08	1.32	1.40	(.10)	—
October 31, 2010	16.39	.07	4.15	4.22	(.08)	—

Class Y
April 30, 2015*	31.24	.10	1.30	1.40	(.15)	(2.14)
October 31, 2014	33.58	.17	2.16	2.33	(.17)	(4.50)
October 31, 2013	23.97	.32	9.57	9.89	(.28)	—
October 31, 2012	21.85	.15	2.07	2.22	(.10)	—
October 31, 2011	20.55	.12	1.32	1.44	(.14)	—
October 31, 2010	16.39	.10	4.17	4.27	(.11)	—

See accompanying notes which are an integral part of the financial statements.

124 Russell U.S. Small Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(2.16)	30.09	4.46	25,634	1.24	1.24	.20	58
(4.55)	30.93	6.70	25,406	1.25	1.25	.09	86
(.17)	33.31	41.08	23,677	1.25	1.25	.58	111
(.01)	23.77	9.73	15,232	1.25	1.25	.21	129
(.06)	21.67	6.55	15,392	1.25	1.25	.09	111
(.05)	20.39	25.58	13,078	1.23	1.23	.12	99

(2.14)	28.93	4.05	32,021	1.99	1.99	(.55)	58
(4.50)	29.89	5.91	33,003	2.00	2.00	(.66)	86
—	32.51	40.01	32,285	2.00	2.00	(.15)	111
—	23.22	8.91	25,597	2.00	2.00	(.54)	129
—	21.32	5.75	28,910	2.00	2.00	(.66)	111
—	20.16	24.60	32,499	1.98	1.98	(.63)	99

(2.15)	30.22	4.44	38,499	1.24	1.24	.20	58
(4.53)	31.03	6.71	42,588	1.25	1.25	.09	86
(.18)	33.39	41.10	32,126	1.24	1.23	.60	111
(.02)	23.84	9.78	24,995	1.25	1.20	.26	129
(.06)	21.74	6.58	26,404	1.24	1.16	.18	111
(.06)	20.45	25.71	30,702	1.23	1.12	.24	99

(2.26)	30.47	4.59	194,761.91		.91	.52	58
(4.63)	31.33	7.06	192,131.92		.92	.42	86
(.25)	33.66	41.53	180,599.92		.92	.95	111
(.08)	24.03	10.08	153,233.92		.92	.54	129
(.11)	21.91	6.89	177,437.92		.92	.42	111
(.09)	20.60	26.03	216,197.90		.90	.45	99

(2.23)	30.33	4.54	1,482,684.99		.99	.45	58
(4.61)	31.19	7.01	1,512,046	1.00	1.00	.33	86
(.23)	33.53	41.38	1,034,016	1.00	1.00	.81	111
(.07)	23.94	10.02	733,436	1.00	1.00	.46	129
(.10)	21.83	6.80	704,781	1.00	1.00	.34	111
(.08)	20.53	25.84	647,424.98		.98	.37	99

(2.29)	30.35	4.67	550,204.79		.79	.65	58
(4.67)	31.24	7.17	638,778.80		.80	.51	86
(.28)	33.58	41.67	327,958.80		.80	1.13	111
(.10)	23.97	10.22	407,634.82		.82	.65	129
(.14)	21.85	7.01	490,804.82		.82	.52	111
(.11)	20.55	26.08	547,009.80		.80	.55	99

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 125

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,056.50	$1,018.55
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$6.42	$6.31

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,052.70	$1,014.83
	Expenses Paid During Period*	$10.23	$10.04
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.01%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,056.30	$1,018.55
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$6.42	$6.31
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

126 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,058.10	$1,020.18
Expenses Paid During Period*	$4.75	$4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,057.70	$1,019.79
Expenses Paid During Period*	$5.15	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,058.90	$1,020.78
Expenses Paid During Period*	$4.14	$4.06

* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell International Developed Markets Fund 127

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments — April 30, 2015 (Unaudited)

base
Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair		Amount ($)	Value
	Amount ($)	Value		or Shares	$
	or Shares	$
Common Stocks - 93.4%			Erste Group Bank AG	414,597	11,779
Australia - 2.1%			EVN AG	7,205	82
ALS, Ltd.	24,356	101	Immofinanz AG(Æ)	64,698	194
Amcor, Ltd. Class A	175,408	1,867	Mayr Melnhof Karton AG	883	103
Asciano, Ltd.	430,245	2,234	OMV AG	6,009	201
ASX, Ltd. - ADR	17,166	571	Raiffeisen Bank International AG	4,438	74
Aurizon Holdings, Ltd.	220,433	843	S IMMO AG(Æ)	20,700	194
Austal, Ltd.	1,051,400	1,655	Strabag SE	3,993	93
Australia & New Zealand Banking			UNIQA Insurance Group AG	8,761	86
Group, Ltd. - ADR	367,103	9,842	Verbund AG Class A	5,178	88
Bendigo & Adelaide Bank, Ltd.	124,447	1,186	Vienna Insurance Group AG Wiener
BGP Holdings PLC(Å)(Æ)	559,805	—	Versicherung Gruppe	1,923	77
BHP Billiton, Ltd. - ADR	256,600	6,586	Voestalpine AG	8,544	358
BlueScope Steel, Ltd.	36,659	101			13,756
Boral, Ltd.	49,437	247
Coca-Cola Amatil, Ltd.	192,390	1,559	Belgium - 1.5%
Commonwealth Bank of Australia - ADR	93,525	6,556	Ageas(Å)(Æ)	12,778	—
Computershare, Ltd.	45,224	439	Ageas	12,324	462
CSL, Ltd.	12,224	878	AGFA-Gevaert NV(Æ)	607,635	1,527
CSR, Ltd.	342,300	984	Anheuser-Busch InBev NV	161,216	19,586
Dexus Property Group(ö)	84,199	490	Belgacom SA	153,959	5,744
Downer EDI, Ltd.	487,600	1,701	bpost SA	131,997	3,789
Echo Entertainment Group, Ltd.	462,413	1,653	Delhaize Group SA	51,074	4,114
Evolution Mining, Ltd.	1,319,100	1,044	D'ieteren SA	2,382	93
Flight Centre, Ltd.(Ñ)	32,185	1,102	Elia System Operator SA	8,789	389
Fortescue Metals Group, Ltd.(Ñ)	102,467	175	Groupe Bruxelles Lambert SA	14,645	1,286
GPT Group (The)(ö)	141,406	498	KBC Groep NV	129,682	8,544
Incitec Pivot, Ltd.	94,684	298	Nyrstar NV(Æ)	21,300	83
Insurance Australia Group, Ltd.	221,595	1,015	Sofina SA	1,060	120
Macquarie Group, Ltd.	114,063	6,983	UCB SA	69,195	4,983
Metcash, Ltd.	220,220	230	Umicore SA	30,517	1,518
Mirvac Group(ö)	274,240	435			52,238
National Australia Bank, Ltd. - ADR	134,883	3,912	Bermuda - 0.3%
New Hope Corp., Ltd.	44,945	78	Catlin Group, Ltd.	74,682	812
Newcrest Mining, Ltd.(Æ)	43,048	493	Cheung Kong Infrastructure Holdings,
Novion Property Group(ö)	212,679	413	Ltd.	54,000	459
Orica, Ltd.	202,239	3,219	Emperor Entertainment Hotel, Ltd.	540,000	126
Origin Energy, Ltd.	51,437	515	Emperor International Holdings, Ltd.	3,322,000	822
QBE Insurance Group, Ltd.	65,773	711	Esprit Holdings, Ltd.	122,800	116
Ramsay Health Care, Ltd.	24,087	1,187	First Pacific Co., Ltd.	150,000	145
Sandfire Resources NL	420,800	1,627	Guoco Group, Ltd.	8,000	98
Scentre Group(Æ)(ö)	423,805	1,250	Hongkong Land Holdings, Ltd.	93,000	752
Seven Group Holdings, Ltd.	18,068	105	Jardine Matheson Holdings, Ltd.	17,900	1,107
Stockland(ö)	181,368	635	Jardine Strategic Holdings, Ltd.	19,500	670
Suncorp Group, Ltd.	36,772	380	Li & Fung, Ltd.	4,081,164	4,159
Tabcorp Holdings, Ltd.	58,541	225	Noble Group, Ltd.	265,800	173
Tatts Group, Ltd.	179,845	573	Orient Overseas International, Ltd.	151,000	928
Telstra Corp., Ltd.	165,227	813			10,367
Toll Holdings, Ltd.	54,875	390
Treasury Wine Estates, Ltd.	44,812	197	Brazil - 0.4%
Wesfarmers, Ltd.	61,925	2,137	Embraer SA - ADR	334,700	10,436
Westfield Corp.(Æ)(ö)	165,842	1,234	Itau Unibanco Holding SA - ADR	222,269	2,849
Westpac Banking Corp.	74,997	2,156			13,285
Woodside Petroleum, Ltd.	41,239	1,138
WorleyParsons, Ltd.	11,840	107	Canada - 4.1%
		74,768	Advantage Oil & Gas, Ltd.(Æ)	173,700	1,075
			Agrium, Inc.	11,622	1,204
Austria - 0.4%			Aimia, Inc.	19,500	217
CA Immobilien Anlagen AG(Æ)	23,400	427	Air Canada(Æ)	11,500	110

See accompanying notes which are an integral part of the financial statements.
128 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Alacer Gold Corp.(Æ)	43,600	99	Kinross Gold Corp.(Æ)	37,915	92
Alimentation Couche-Tard, Inc. Class B	313,256	11,990	Lake Shore Gold Corp.(Æ)(Þ)	408,900	403
Artis Real Estate Investment Trust(ö)	55,600	686	Loblaw Cos., Ltd.	70,382	3,578
Atco, Ltd. Class I	4,642	176	Lucara Diamond Corp.	168,240	283
Bank of Montreal	12,431	812	Lundin Mining Corp.(Æ)	36,742	183
Bank of Nova Scotia (The)	47,748	2,633	Magellan Aerospace Corp.(Æ)	23,400	262
Bankers Petroleum, Ltd.(Æ)	354,400	1,055	Magna International, Inc. Class A	129,200	6,511
Barrick Gold Corp.	58,609	762	Manulife Financial Corp.	23,527	428
Baytex Energy Corp.(Ñ)	10,406	203	Medical Facilities Corp(Æ)	54,950	745
BlackBerry, Ltd. - ADR(Æ)	16,673	169	Metro, Inc. Class A	53,400	1,544
Boardwalk Real Estate Investment			Morguard Corp.	11,700	1,503
Trust(Ñ)(ö)	31,538	1,588	Morguard North American Residential
Bonavista Energy Corp.	12,655	87	Real Estate Investment Trust(ö)	44,700	385
Brookfield Asset Management, Inc. Class			Morguard Real Estate Investment
A(Æ)	166,076	8,943	Trust(Ñ)(ö)	29,500	423
Brookfield Asset Management, Inc.			New Gold, Inc.(Æ)	26,502	89
Class A	44,200	2,380	Pacific Rubiales Energy Corp.(Ñ)	19,351	65
Brookfield Canada Office Pro REIT(Æ)			Pengrowth Energy Corp.	28,220	95
(ö)	3,909	92	Penn West Petroleum, Ltd.	27,612	69
Calloway Real Estate Investment Trust(ö)	66,904	1,694	Power Corp. of Canada	51,205	1,407
Canadian Apartment Properties REIT(ö)	20,000	484	Power Financial Corp.	15,424	477
Canadian Imperial Bank of Commerce(Þ)	15,700	1,261	Precision Drilling Corp.	18,163	132
Canadian National Railway Co.(Æ)(Þ)	158,253	10,210	Raging River Exploration, Inc.(Æ)	74,000	580
Canadian National Railway Co.	53,400	3,448	RioCan Real Estate Investment Trust(ö)	26,626	659
Canadian Natural Resources, Ltd.	91,243	3,032	RONA, Inc.	83,850	1,104
Canadian Oil Sands, Ltd.	30,575	332	Royal Bank of Canada - GDR(Ñ)	92,135	6,118
Canadian Solar, Inc.(Æ)	8,400	297	Suncor Energy, Inc.	617,668	20,115
Canadian Tire Corp., Ltd. Class A	3,926	416	Superior Plus Corp.	5,600	64
Canfor Corp.(Æ)	27,000	535	Talisman Energy, Inc.	40,910	327
Canfor Pulp Products, Inc.	106,500	1,360	Teck Resources, Ltd. Class B	23,233	352
Cascades, Inc.	251,330	1,458	Toronto Dominion Bank	87,787	4,053
Celestica, Inc.(Æ)	147,900	1,806	Transcontinental, Inc. Class A - ADR	113,058	1,741
Cenovus Energy, Inc.	56,379	1,062	Trican Well Service, Ltd.	13,563	57
Choice Properties Real Estate			Valeant Pharmaceuticals International,
Investment Trust(ö)	10,156	94	Inc.(Æ)	16,102	3,493
Cominar Real Estate Investment Trust(ö)	5,715	91	Yamana Gold, Inc.	28,066	107
Constellation Software, Inc.(Þ)	200	78			141,960
Crescent Point Energy Corp.(Ñ)	24,900	650
Dollarama, Inc.	51,100	2,934	Cayman Islands - 1.0%
Dominion Diamond Corp.(Æ)	93,900	1,851	Alibaba Group Holding, Ltd. - ADR(Æ)	103,011	8,374
Eldorado Gold Corp.	32,175	160	Baidu, Inc. - ADR(Æ)	52,354	10,485
Empire Co., Ltd. Class A	15,994	1,156	HK Electric Investments & HK Electric
Encana Corp.	353,800	5,023	Investments, Ltd.(Þ)	160,000	109
Ensign Energy Services, Inc.	9,860	79	Hutchison Telecommunications Hong
Fairfax Financial Holdings, Ltd.	4,374	2,389	Kong Holdings, Ltd.	3,514,000	1,628
Finning International, Inc.	10,329	212	NetEase, Inc. - ADR	35,025	4,490
First Capital Realty, Inc. Class A	5,960	99	Sands China, Ltd.	1,319,600	5,397
First Quantum Minerals, Ltd.(Æ)	38,614	591	Vipshop Holdings, Ltd. - ADR(Æ)	143,339	4,055
Genworth MI Canada, Inc.(Ñ)	56,257	1,639	Xinyi Glass Holdings, Ltd.	172,000	115
Gibson Energy, Inc.	28,400	655			34,653
Goldcorp, Inc.	42,351	797
Great Canadian Gaming Corp.(Æ)	76,200	1,494	China - 0.1%
Great-West Lifeco, Inc.(Þ)	28,843	885	China Construction Bank Corp. Class H	3,572,000	3,476

H&R Real Estate Investment Trust(ö)	8,381	161	Czech Republic - 0.2%
Husky Energy, Inc.	18,613	416	CEZ AS	287,600	7,479
Imperial Oil, Ltd.	16,553	730
Industrial Alliance Insurance &			Denmark - 1.9%
Financial Services, Inc.	6,437	234	AP Moeller - Maersk A/S Class B	710	1,406
Keyera Corp.	12,000	422	Bavarian Nordic A/S(Æ)	33,505	1,575

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 129

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Carlsberg A/S Class B	38,188	3,484	Faurecia	196,840	9,315
Danske Bank A/S	834,474	23,646	Financiere de L'Odet	183	213
Dfds A/S	9,212	1,031	Havas SA	23,356	194
DSV A/S	30,286	1,051	Hermes International	10,350	3,906
FLSmidth & Co. A/S	3,486	149	Ipsen SA	58,785	3,383
GN Store Nord A/S	78,823	1,701	IPSOS	5,950	176
NKT Holding A/S	7,080	450	Lafarge SA(Ñ)	2,373	174
Novo Nordisk A/S Class B	208,392	11,673	Legrand SA - ADR	88,367	5,105
Pandora A/S	57,726	5,981	L'Oreal SA(Ñ)	32,901	6,277
Schouw & Co.	6,107	312	LVMH Moet Hennessy Louis Vuitton
TDC A/S	1,798,563	13,686	SE - ADR	55,628	9,727
Topdanmark A/S(Æ)	16,111	483	Metropole Television SA	78,330	1,635
		66,628	Natixis SA	454,629	3,762
			Orange SA - ADR	77,666	1,278
Finland - 0.6%			Pernod Ricard SA	79,138	9,823
Atria OYJ Class A	26,914	278	Peugeot SA(Æ)	23,620	445
Cargotec OYJ Class B	3,247	131	Publicis Groupe SA - ADR	109,702	9,175
Fortum OYJ	107,178	2,119	Rallye SA	58,621	2,186
Kesko OYJ Class B	38,593	1,584	Renault SA	11,205	1,175
Kone OYJ Class B(Ñ)	65,497	2,823	Rexel SA Class H	72,219	1,362
Neste Oil OYJ	7,506	204	Safran SA	81,890	5,977
Orion Oyj Class B	142,621	4,674	Sanofi - ADR	497,256	50,570
Outokumpu OYJ(Æ)	15,431	93	Schneider Electric SE(Ñ)	320,550	23,904
Sampo Oyj Class A	130,860	6,352	SCOR SE - ADR	166,599	5,994
Sponda OYJ	357,561	1,561	Societe BIC SA	15,744	2,691
Stora Enso OYJ Class R(Ñ)	41,791	441	Societe Financière Foncière et de
UPM-Kymmene OYJ	23,898	433	Participations(Æ)	18,737	1,547
Valmet OYJ(Æ)	145,744	1,690	Societe Fonciere Lyonnaise SA(ö)	1,996	93
		22,383	Societe Generale SA	24,776	1,236
			Societe Television Francaise 1(Ñ)	8,129	142
France - 9.0%			Suez Environnement Co.	20,214	412
Air Liquide SA Class A	72,415	9,481	Tarkett(Æ)	12,793	344
Alstom SA(Æ)	15,170	476	Technip SA(Ñ)	124,408	8,474
Altamir(Æ)	58,187	741	Teleperformance - GDR	12,233	915
Areva SA(Æ)	7,523	65	Thales SA	17,818	1,083
Arkema SA	4,574	368	Total SA	452,686	24,517
AXA SA	203,415	5,135	UBISOFT Entertainment(Æ)	89,300	1,645
BNP Paribas SA	84,840	5,342	Unibail-Rodamco SE(ö)	5,401	1,483
Boiron SA	8,559	954	Valeo SA	29,756	4,756
Bonduelle SCA(Æ)	19,700	549	Vallourec SA	397,611	9,350
Bouygues SA - ADR(Ñ)	261,371	10,814	Veolia Environnement SA(Ñ)	21,017	445
Bureau Veritas SA	105,394	2,478	Vicat	4,366	314
Caisse Regionale de Credit Agricole			Vinci SA(Ñ)	54,066	3,317
Mutuel Nord de France	7,195	151	Vivendi SA - ADR	176,219	4,421
Capital Gemini SA	159,593	14,173	Wendel SA	1,822	224
Casino Guichard Perrachon SA(Æ)	110,242	9,762			313,390
Cegid Group	14,860	649
CGG SA(Æ)(Ñ)	11,151	79	Germany - 6.8%
Cie de Saint-Gobain	17,939	817	Allianz SE	21,451	3,668
CNP Assurances	10,258	184	Aurubis AG	2,074	132
Credit Agricole SA	535,053	8,303	Axel Springer SE Class A	3,331	187
Danone SA	132,728	9,596	BASF SE(Ñ)	23,176	2,325
Dassault Systemes SA	34,800	2,683	Bayer AG	157,777	22,985
Eiffage SA	4,666	285	Bayerische Motoren Werke AG	61,083	7,265
Electricite de France SA	14,398	366	Beiersdorf AG(Æ)	81,641	7,136
Engie(Ñ)	297,815	6,066	Bidvest Group, Ltd.(Æ)	166,833	4,512
Engie(Å)(Æ)	55,671	—	Bilfinger SE	2,074	104
Eramet(Æ)	1,072	88	Commerzbank AG(Æ)	41,462	563
Essilor International SA	4,285	521	Continental AG(Ñ)	52,537	12,412
Euler Hermes Group	905	99
See accompanying notes which are an integral part of the financial statements.
130 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Daimler AG	245,914	23,774	Hang Lung Properties, Ltd. - ADR	151,000	510
Deutsche Bank AG	33,378	1,076	Henderson Land Development Co., Ltd.	385,000	3,093
Deutsche Beteiligungs AG	28,057	936	Hong Kong Exchanges and Clearing,
Deutsche Boerse AG	320,513	26,721	Ltd.	34,854	1,329
Deutsche Lufthansa AG(Æ)	18,309	254	Hongkong & Shanghai Hotels, Ltd. (The)	72,000	106
Deutsche Post AG	152,020	5,043	Hopewell Holdings, Ltd.	60,000	231
Deutsche Postbank AG	1,980	82	Hutchison Whampoa, Ltd.	121,000	1,785
Deutsche Telekom AG	220,705	4,074	Hysan Development Co., Ltd.	340,000	1,573
E.ON SE	53,677	841	Lai Sun Development Co., Ltd.	22,944,000	616
Evonik Industries AG	3,576	138	Lenovo Group, Ltd.	5,442,000	9,389
Fielmann AG	6,408	438	Link Real Estate Investment Trust (The)
Freenet AG	68,514	2,236	(ö)	269,000	1,668
Fresenius SE & Co. KGaA	35,112	2,096	MTR Corp., Ltd.	134,500	662
Gerresheimer AG - GDR	29,899	1,700	New World Development Co., Ltd.	155,000	206
Hannover Rueck SE(Ñ)	26,142	2,671	Power Assets Holdings, Ltd.	113,500	1,147
HeidelbergCement AG	46,164	3,564	Regal Real Estate Investment Trust(ö)	2,837,000	846
Henkel AG & Co. KGaA	4,879	496	Sino Land Co., Ltd.	814,000	1,435
Infineon Technologies AG - ADR	346,484	4,117	Sun Hung Kai Properties, Ltd.	132,000	2,196
K+S AG	6,791	224	SUNeVision Holdings Ltd.(Æ)	529,000	184
KION Group AG(Æ)	6,130	274	Sunlight Real Estate Investment Trust(ö)	1,747,000	883
Krones AG	12,484	1,379	Swire Pacific, Ltd. Class A	86,321	1,167
Lanxess AG	5,638	303	Swire Properties, Ltd.	70,000	241
Linde AG	58,501	11,464	Tai Cheung Holdings, Ltd.(Æ)	220,000	193
Merck KGaA	131,051	14,215	Television Broadcasts, Ltd.	253,634	1,654
MTU Aero Engines AG	19,297	1,908	Tencent Holdings, Ltd.(Æ)	547,100	11,299
Muenchener Rueckversicherungs-			Wharf Holdings, Ltd. (The)	78,000	563
Gesellschaft AG	28,843	5,660	Wheelock & Co., Ltd.	46,000	259
Nordex SE(Æ)	74,510	1,623			89,492
OSRAM Licht AG	2,450	129
ProSiebenSat.1 Media AG	112,751	5,802	Hungary - 0.2%
Puma SE	401	82	OTP Bank PLC	304,350	6,748
Rational AG(Ñ)	5,968	2,101
Rheinmetall AG	2,165	112	India - 0.8%
Rhoen Klinikum AG	53,385	1,479	HDFC Bank, Ltd. - ADR	184,237	10,472
Salzgitter AG	2,776	96	Housing Development Finance Corp.,
SAP SE - ADR	132,928	10,141	Ltd.	285,660	5,255
Siemens AG	143,369	15,693	ICICI Bank, Ltd. - ADR	410,952	4,492
Software AG	64,022	1,866	Tata Motors, Ltd. - ADR	155,455	6,403
STADA Arzneimittel AG	3,792	139			26,622

Suedzucker AG	5,899	89	Indonesia - 0.2%
Talanx AG	26,390	842	Bank Rakyat Indonesia Persero Tbk PT	5,661,500	5,069
United Internet AG	23,479	1,058	Telekomunikasi Indonesia Persero Tbk
Volkswagen AG	60,948	15,549	PT	9,714,200	1,971
Wacker Chemie AG	28,962	3,621			7,040
Wacker Neuson SE(Æ)	22,520	581
		237,976	Ireland - 1.1%
			Aer Lingus Group PLC(Æ)	172,064	447
Hong Kong - 2.6%			Bank of Ireland(Æ)	8,901,502	3,434
AIA Group, Ltd.	2,614,969	17,456	CRH PLC	557,434	15,582
Bank of East Asia, Ltd. (The)	84,800	368	DCC PLC	43,920	2,799
Cathay Pacific Airways, Ltd.	72,000	185	James Hardie Industries PLC	318,225	3,651
Champion REIT(Æ)(ö)	3,160,000	1,712	Ryanair Holdings PLC - ADR(Æ)	86,502	5,610
China Mobile, Ltd.	813,500	11,632	Smurfit Kappa Group PLC	33,390	1,022
China Overseas Land & Investment, Ltd.	1,206,000	5,037	Total Produce PLC	129,028	159
CLP Holdings, Ltd.	93,500	819	Weatherford International PLC(Æ)	9,235	134
CSI Properties, Ltd.	7,050,000	287	XL Group PLC Class A	158,500	5,877
Global Brands Group Holdings, Ltd.(Æ)	14,617,164	2,998			38,715
Guangdong Investment, Ltd.	3,660,400	5,466
Hang Lung Group, Ltd.	56,000	297

			See accompanying notes which are an integral part of the financial statements.
			Russell International Developed Markets Fund 131

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Isle of Man - 0.1%			Asahi Glass Co., Ltd.	45,000	301
Playtech PLC	261,578	3,290	Asahi Group Holdings, Ltd.	34,300	1,100
			Asahi Kasei Corp.	201,000	1,887
Israel - 1.0%			Astellas Pharma, Inc.	1,158,400	18,031
Azrieli Group	3,048	131	Bandai Namco Holdings, Inc.	9,400	193
Bank Hapoalim BM	48,819	245	Bank of Kyoto, Ltd. (The)	17,000	183
Bank Leumi Le-Israel BM(Æ)	56,958	222	Bank of Yokohama, Ltd. (The)	36,000	229
Cellcom Israel, Ltd.(Æ)	60,922	281	Bridgestone Corp.	5,400	226
Check Point Software Technologies, Ltd.			Brother Industries, Ltd.	80,400	1,280
(Æ)	79,067	6,601	Calbee, Inc.	16,500	670
First International Bank of Israel, Ltd.	65,621	921	Calsonic Kansei Corp.	117,000	844
Israel Discount Bank, Ltd. Class A(Æ)	980,199	1,723	Canon, Inc.	504,400	18,000
Mizrahi Tefahot Bank, Ltd.(Æ)	8,699	97	Cawachi, Ltd.	16,300	261
Teva Pharmaceutical Industries, Ltd.			Century Tokyo Leasing Corp.	51,700	1,623
- ADR	390,708	23,607	Chiba Bank, Ltd. (The)	31,000	255
		33,828	Chiyoda Corp.	10,000	91
			Chubu Electric Power Co., Inc.	20,000	263
Italy - 2.1%			Chugoku Bank, Ltd. (The)	10,400	167
A2A SpA	1,167,204	1,344	Chugoku Electric Power Co., Inc. (The)	15,500	226
Assicurazioni Generali SpA	41,242	808	Coca-Cola West Co., Ltd.	47,900	762
Atlantia SpA	149,281	4,202	CONEXIO Corp.	53,200	528
Banca IFIS SpA	69,199	1,418	Credit Saison Co., Ltd.	8,400	159
Banca Monte dei Paschi di Siena SpA	113,791	70	Dai Nippon Printing Co., Ltd.	32,000	331
Banca Popolare dell'Emilia Romagna SC	24,641	202	Daicel Chemical Industries, Ltd.	88,800	1,068
Banca Popolare di Milano Scarl(Æ)	276,482	285	Daido Steel Co., Ltd.	25,000	119
Beni Stabili SpA SIIQ(Ñ)(ö)	1,683,400	1,379	Daihatsu Motor Co., Ltd.	10,400	150
Buzzi Unicem SpA	29,259	291	Dai-ichi Life Insurance Co., Ltd. (The)	273,925	4,486
Credito Emiliano SpA	11,630	98	Daiichi Sankyo Co., Ltd.	30,200	526
De Longhi SPA(Æ)	14,680	332	Daikin Industries, Ltd.	105,700	7,116
DiaSorin SpA	35,930	1,641	Daito Trust Construction Co., Ltd.	34,400	3,996
Enel SpA	2,206,577	10,438	Daiwa Industries, Ltd.	23,000	158
Engineering SpA	1,100	69	Daiwabo Holdings Co., Ltd.	493,000	823
ENI SpA - ADR	1,329,822	25,599	DCM Holdings Co., Ltd.	194,200	1,619
EXOR SpA	3,646	169	Dena Co., Ltd.	7,400	148
Finmeccanica SpA(Æ)	16,354	210	Denso Corp.	205,200	10,180
Hera SpA	49,638	131	DIC Corp.	102,000	309
Intesa Sanpaolo SpA	2,816,894	9,434	Dydo Drinco, Inc.	24,300	1,006
Italcementi SpA	16,400	117	Eighteenth Bank, Ltd. (The)	33,000	108
Mediaset SpA	69,200	357	Eisai Co., Ltd.	84,000	5,597
Mediobanca SpA	13,941	136	Electric Power Development Co., Ltd.	7,000	236
Parmalat SpA	284,839	789	Enplas Corp.	20,000	807
Recordati SpA	112,645	2,238	FANUC Corp.	56,800	12,423
Saipem SpA - ADR(Æ)(Ñ)	14,351	190	Fidea Holdings Co., Ltd.(Æ)(Ñ)	37,200	74
Telecom Italia SpA(Æ)	6,815,000	8,012	Fuji Electric Co., Ltd.	2,945,000	13,864
UniCredit SpA	73,119	524	Fuji Heavy Industries, Ltd.	189,600	6,323
Unione di Banche Italiane SCpA	481,575	3,832	Fuji Soft, Inc.	57,200	1,162
Unipol Gruppo Finanziario SpA	18,191	96	FUJIFILM Holdings Corp.	11,900	450
UnipolSai SpA	48,805	137
		74,548	Fujishoji Co., Ltd.	78,800	1,016
			Fujitsu, Ltd.	801,000	5,278
Japan - 13.8%			Fukuoka Financial Group, Inc.	41,000	235
Aderans Co., Ltd.	47,900	449	Funai Electric Co., Ltd.	67,000	788
Aeon Co., Ltd.	29,800	370	Fuyo General Lease Co., Ltd.	8,100	331
Aichi Bank, Ltd. (The)	800	42	Geo Holdings Corp.	134,900	1,468
Aisin Seiki Co., Ltd.	10,500	478	GMO internet, Inc.	6,500	82
Ajinomoto Co., Inc.	35,000	776	Gunma Bank, Ltd.	84,000	595
Alfresa Holdings Corp.	12,900	192	Hachijuni Bank, Ltd. (The)	19,000	148
Alps Electric Co., Ltd.	71,100	1,763	Haseko Corp.	186,600	1,847
Amada Holdings Co., Ltd.	594,400	6,011	Heiwado Co., Ltd.	61,400	1,474
ANA Holdings, Inc.	71,000	197	Hitachi Capital Corp.	4,100	93

See accompanying notes which are an integral part of the financial statements.
132 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hitachi Chemical Co., Ltd.	6,300	121	Mitsubishi Materials Corp.	58,000	210
Hitachi, Ltd.	2,448,000	16,683	Mitsubishi Tanabe Pharma Corp.	31,600	535
Hokuhoku Financial Group, Inc.	92,000	220	Mitsubishi UFJ Financial Group, Inc.	1,748,900	12,340
Hokuriku Electric Power Co.	10,900	161	Mitsubishi UFJ Lease & Finance Co.,
Honda Motor Co., Ltd.	815,470	27,573	Ltd.	27,400	147
Hoya Corp.	477,000	18,409	Mitsui & Co., Ltd.	42,000	588
Ibiden Co., Ltd.	6,200	108	Mitsui Chemicals, Inc.	37,000	122
Idemitsu Kosan Co., Ltd.	6,500	126	Mitsui Fudosan Co., Ltd.	125,000	3,703
Iida Group Holdings(Æ)	411,200	5,547	Mitsui High-Tec, Inc.	107,700	811
Inabata & Co., Ltd.	24,000	252	Mitsui OSK Lines, Ltd.	40,000	141
Information Services International-			Mizuho Financial Group, Inc.	402,500	768
Dentsu, Ltd.(Æ)	10,300	107	Morinaga Milk Industry Co., Ltd.	49,000	181
Inpex Corp.	474,700	5,945	MS&AD Insurance Group Holdings, Inc.	124,500	3,565
Isetan Mitsukoshi Holdings, Ltd.	13,800	223	Murata Manufacturing Co., Ltd.	47,600	6,716
Isuzu Motors, Ltd.	290,000	3,842	Namura Shipbuilding Co., Ltd.	9,000	83
ITOCHU Corp.	778,000	9,584	NHK Spring Co., Ltd.	14,200	162
Iyo Bank, Ltd. (The)	12,900	161	NIFTY Corp.	9,100	116
J Front Retailing Co., Ltd.	7,300	121	Nikon Corp.	19,800	280
Jafco Co., Ltd.	43,100	1,619	Nintendo Co., Ltd.	21,200	3,580
Japan Display, Inc.(Æ)	27,900	115	Nippon Building Fund, Inc.(ö)	16	80
Japan Petroleum Exploration Co., Ltd.	3,000	115	Nippon Electric Glass Co., Ltd.	20,000	114
Japan Tobacco, Inc.	148,400	5,192	Nippon Express Co., Ltd.	33,000	190
JFE Holdings, Inc.	18,200	410	Nippon Shokubai Co., Ltd.	8,000	111
Joyo Bank, Ltd. (The)	34,000	186	Nippon Steel & Sumitomo Metal Corp.	197,000	513
JSR Corp.	61,300	1,045	Nippon Suisan Kaisha, Ltd.	301,900	911
Juroku Bank, Ltd. (The)	121,000	482	Nippon Synthetic Chemical Industry Co.,
JX Holdings, Inc.	82,500	359	Ltd. (The)	11,000	77
Kajima Corp.	57,000	272	Nippon Telegraph & Telephone Corp.	47,000	3,168
Kaken Pharmaceutical Co., Ltd.	46,000	1,626	Nippon Thomson Co., Ltd.(Æ)	12,000	69
Kamei Corp.	59,100	433	Nippon Yusen	65,000	205
Kamigumi Co., Ltd.	11,000	109	Nishimatsuya Chain Co., Ltd.	40,900	379
Kaneka Corp.	19,000	132	Nissan Motor Co., Ltd.	62,400	646
Kansai Electric Power Co., Inc. (The)(Æ)	25,800	260	Nisshin Seifun Group, Inc.	12,400	145
Kao Corp.	150,600	7,190	Nitori Holdings Co., Ltd.	52,500	4,019
Kato Sangyo Co., Ltd.	47,100	999	Nittetsu Mining Co., Ltd.	26,000	104
Kawasaki Kisen Kaisha, Ltd.	659,000	1,700	Noevir Holdings Co., Ltd.	60,000	1,283
KDDI Corp.	364,500	8,613	Nomura Real Estate Holdings, Inc.	8,200	167
Keihin Corp.	28,300	463	NTT DOCOMO, Inc.	431,625	7,670
Keyence Corp.	9,800	5,237	Obayashi Corp.	15,000	100
Kitz Corp.	133,800	678	Oji Holdings Corp.	53,000	236
Kobe Steel, Ltd.	161,000	290	Oki Electric Industry Co., Ltd.	329,000	674
Kohnan Shoji Co. Ltd.(Æ)(Ñ)	128,200	1,430	Okinawa Cellular Telephone Co.(Æ)	25,100	768
Kokuyo Co., Ltd.(Æ)	123,600	1,124	Okinawa Electric Power Co., Inc. (The)	19,800	749
Kuraray Co., Ltd.	19,400	261	Ono Pharmaceutical Co., Ltd.	104,500	11,275
Kyocera Corp.	95,500	4,985	ORIX Corp.	489,900	7,492
KYORIN Holdings, Inc.	63,000	1,444	Orix JREIT, Inc.(ö)	88	130
Kyudenko Corp.	23,000	303	Osaka Gas Co., Ltd.	105,000	446
Kyushu Electric Power Co., Inc.	9,100	97	OSG Corp.	19,900	413
LIXIL Group Corp.	12,900	268	Otsuka Holdings Co., Ltd.	53,700	1,692
Mabuchi Motor Co., Ltd.	74,300	4,402	Prima Meat Packers, Ltd.	213,000	606
Marubeni Corp.	61,800	383	Raysum Co., Ltd.(Æ)	8,900	86
Marudai Food Co. Ltd.(Æ)	205,000	738	Resona Holdings, Inc.	76,900	409
Marui Group Co., Ltd.	19,000	206	Ricoh Co., Ltd.	36,000	374
Medipal Holdings Corp.	11,400	155	Ricoh Leasing Co., Ltd.	28,700	835
Ministop Co., Ltd.	29,200	433	Saizeriya Co., Ltd.	66,900	1,365
Mitsubishi Chemical Holdings Corp.	77,000	475	San-A Co., Ltd. Class A	9,900	415
Mitsubishi Corp.	33,100	716	Sankyo Co., Ltd.	3,000	113
Mitsubishi Gas Chemical Co., Inc.	19,000	106	Santen Pharmaceutical Co., Ltd.	51,900	687
Mitsubishi Heavy Industries, Ltd.	735,000	4,083	Sanyo Shokai, Ltd.	551,000	1,434

			See accompanying notes which are an integral part of the financial statements.
			Russell International Developed Markets Fund 133

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Secom Co., Ltd.	16,700	1,181	West Japan Railway Co.	55,800	3,090
Sega Sammy Holdings, Inc.	11,400	159	Yamada Denki Co., Ltd.	30,300	124
Seino Holdings Co., Ltd.	69,400	795	Yamaguchi Financial Group, Inc.	10,000	125
Sekisui House, Ltd.	9,700	151	Yamazaki Baking Co., Ltd.	9,000	160
Seven & i Holdings Co., Ltd.	165,200	7,114	Yokohama Rubber Co., Ltd. (The)	13,000	139
Shikoku Electric Power Co., Inc.(Æ)	10,100	137	Yuasa Trading Co., Ltd.	74,300	1,641
Shimamura Co., Ltd.	15,600	1,549			481,268
Shin-Etsu Chemical Co., Ltd.	100,419	6,146
Shinmaywa Industries, Ltd.	149,000	1,547	Jersey - 1.3%
Shinsei Bank, Ltd.	110,000	225	Delphi Automotive PLC	46,783	3,883
Shizuoka Bank, Ltd. (The)	22,000	242	Glencore PLC(Æ)	112,785	537
Showa Corp.	145,700	1,533	Henderson Group PLC	816,645	3,491
Showa Shell Sekiyu KK	11,000	106	Petrofac, Ltd.	16,046	215
SKY Perfect JSAT Holdings, Inc.	251,700	1,573	Wolseley PLC - ADR	59,962	3,556
SMC Corp.	25,800	7,765	WPP PLC	1,484,877	34,674
Sojitz Corp.	76,000	149			46,356
Sompo Japan Nipponkoa Holdings, Inc.	94,200	3,062
Sony Corp.	213,600	6,451	Kazakhstan - 0.0%
Sumitomo Chemical Co., Ltd.	44,000	246	Per Aarsleff A/S(Æ)	5,873	1,649

Sumitomo Corp.	919,500	10,867	Liechtenstein - 0.0%
Sumitomo Electric Industries, Ltd.	33,500	473	VP Bank AG	2,505	211
Sumitomo Heavy Industries, Ltd.	33,000	205
Sumitomo Metal Mining Co., Ltd.	29,000	426	Luxembourg - 0.0%
Sumitomo Mitsui Financial Group, Inc.	354,000	15,437	ArcelorMittal	47,720	507
Sumitomo Mitsui Trust Holdings, Inc.	95,000	417	Subsea 7 SA	20,142	225
Sumitomo Rubber Industries, Ltd.	11,200	206	Ternium SA - ADR	4,958	105
Suzuken Co., Ltd.	5,300	165			837
Takara Leben Co., Ltd.	85,200	521
Takashimaya Co., Ltd.	21,000	196	Mauritius - 0.0%
Takeda Pharmaceutical Co., Ltd.	18,200	935	Golden Agri-Resources, Ltd.	455,800	145
Takuma Co., Ltd.	202,000	1,556
Terumo Corp.	193,300	4,962	Mexico - 0.1%
T-Gaia Corp.	93,500	1,267	Fomento Economico Mexicano SAB de
Toei Co., Ltd.	89,000	657	CV - ADR	38,511	3,485
Tohoku Electric Power Co., Inc.	7,900	99
Tokai Rika Co., Ltd.	66,100	1,612	Netherlands - 5.8%
Tokai Tokyo Financial Holdings, Inc.	71,800	552	Aegon NV	1,904,939	14,990
Token Corp.	22,000	1,112	Airbus Group NV	161,600	11,222
Tokyo Broadcasting System Holdings,			Akzo Nobel NV	162,825	12,410
Inc.	8,400	111	ASM International NV	19,446	942
Tokyo Electric Power Co., Inc.(Æ)	94,200	385	BE Semiconductor Industries NV	42,868	1,224
Tokyo Steel Manufacturing Co., Ltd.	164,700	1,141	Boskalis Westminster NV	66,555	3,461
TonenGeneral Sekiyu KK	24,000	230	CNH Industrial NV	787,500	6,934
Toppan Forms Co., Ltd.	53,700	647	CNH Industrial NV(Ñ)	165,800	1,446
Toppan Printing Co., Ltd.	45,000	377	Delta Lloyd NV	705,516	13,343
Tosoh Corp.	209,000	1,119	Fugro NV	5,148	148
Towa Bank, Ltd. (The)	73,000	63	Heineken NV	104,496	8,195
Toyo Seikan Group Holdings, Ltd.	7,600	120	ING Groep NV(Æ)	2,741,729	41,683
Toyoda Gosei Co., Ltd.	4,900	113	Koninklijke Ahold NV(Æ)	300,850	5,810
Toyota Boshoku Corp.	9,600	142	Koninklijke KPN NV	3,283,172	12,161
Toyota Industries Corp.	3,100	176	Koninklijke Philips NV	797,249	22,772
Toyota Motor Corp.	69,800	4,849	Mobileye NV(Æ)(Ñ)	90,623	4,065
Toyota Tsusho Corp.	8,500	218	NN Group NV(Æ)	242,876	7,062
Trend Micro, Inc.	173,800	5,883	NSI NV(ö)	23,000	108
TS Tech Co., Ltd.	1,900	57	Nutreco NV	1,445	76
UNY Group Holdings Co., Ltd.	7,100	40	NXP Semiconductors NV(Æ)	51,095	4,911
Valor Co., Ltd.	50,000	1,066	Randstad Holding NV(Æ)	151,107	8,957
Wakita & Co., Ltd.	16,100	160	Reed Elsevier NV(Æ)(Ñ)	108,873	2,617
Warabeya Nichiyo Co., Ltd.	35,200	790	SBM Offshore NV(Æ)	11,807	153
			Sligro Food Group NV	1,450	56
See accompanying notes which are an integral part of the financial statements.
134 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
STMicroelectronics NV	870,569	6,938	Neptune Orient Lines, Ltd.(Æ)	146,000	125
TKH Group NV(Æ)	4,540	168	Olam International, Ltd.	95,000	145
TNT Express NV	13,626	116	SATS, Ltd.	84,400	204
Unilever NV	131,699	5,732	Sembcorp Industries, Ltd.	104,100	354
Wereldhave NV(ö)	5,270	338	Singapore Airlines, Ltd.	228,100	2,103
Wolters Kluwer NV(Ñ)	142,369	4,597	Singapore Exchange, Ltd.	80,000	514
		202,635	Singapore Technologies Engineering,
			Ltd.	81,000	221
New Zealand - 0.1%			Singapore Telecommunications, Ltd.	673,054	2,249
Air New Zealand, Ltd.	756,242	1,557	Suntec Real Estate Investment Trust(Æ)
Chorus, Ltd.(Æ)	210,898	491	(ö)	140,000	187
Vector, Ltd.	147,300	363	United Industrial Corp., Ltd.	38,300	99
Z Energy, Ltd.(Ñ)	205,367	754	United Overseas Bank, Ltd.	866,957	16,004
		3,165	UOL Group, Ltd.	56,800	341
			Wilmar International, Ltd.	133,200	327
Norway - 0.3%			Wing Tai Holdings, Ltd.	52,600	78
Aker Solutions ASA(Ñ)	30,583	60			50,719
Aker Solutions ASA(Æ)	15,321	93
DNB ASA	40,287	716	South Africa - 0.2%
Orkla ASA	1,092,710	8,561	Aspen Pharmacare Holdings, Ltd.(Æ)	59,255	1,799
Petroleum Geo-Services ASA(Ñ)	18,761	125	Discovery Holdings, Ltd.	628,437	6,954
Statoil ASA Class N	40,649	861			8,753
Yara International ASA	10,751	550
		10,966	South Korea - 1.0%
			Hana Financial Group, Inc.	224,375	6,612
Portugal - 0.2%			Hankook Tire Co., Ltd.	146,600	6,148
Banco BPI SA Class G	46,023	75	Samsung Electronics Co., Ltd.	6,230	8,171
Banco Comercial Portugues SA Class			Shinhan Financial Group Co., Ltd.	258,230	10,588
R(Æ)	2,435,916	243	SK Hynix, Inc.	85,177	3,641
CTT Correios de Portugal, SA(Æ)	15,120	171			35,160
Energias de Portugal SA	140,527	563
Galp Energia SGPS SA Class B	448,198	6,135	Spain - 1.6%
Portucel SA - ADR	26,460	129	Acciona SA	19,921	1,506
Portugal Telecom SGPS SA	48,940	31	Amadeus IT Holding SA Class A	243,216	11,103
Semapa-Sociedade de Investimento e			Banco Bilbao Vizcaya Argentaria SA
Gestao	12,446	178	- ADR	438,200	4,412
Sonae SGPS SA	67,382	94	Banco de Sabadell SA - ADR(Æ)	166,797	446
		7,619	Banco Popular Espanol SA	81,349	424
			Banco Santander SA - ADR	4,059,597	16,538
Russia - 0.3%			Bankia SA Class A	232,182	323
Gazprom OAO - ADR(Æ)	1,698,337	10,060	Corp. Financiera Alba SA	31,607	1,612
			Ebro Foods SA	48,470	940
Singapore - 1.5%			Endesa SA - ADR	233,721	4,639
Ascendas Real Estate Investment			Gamesa Corp. Tecnologica SA(Æ)	144,810	1,945
Trust(Æ)(ö)	194,000	362	Gas Natural SDG SA	14,029	344
CapitaCommercial Trust(Æ)(ö)	371,600	475	Grupo Catalana Occidente SA	3,748	120
CapitaLand, Ltd.	141,300	393	Iberdrola SA	925,197	6,188
CapitaMall Trust Class A(Æ)(ö)	207,000	342	Inditex SA(Æ)	16,617	533
City Developments, Ltd.	37,800	304	Indra Sistemas SA	306,418	3,623
ComfortDelGro Corp., Ltd.	1,038,100	2,407	Mapfre SA	44,506	165
DBS Group Holdings, Ltd.	451,896	7,183	Mediaset Espana Comunicacion SA	51,010	692
First Resources, Ltd.(Æ)	149,000	200	Obrascon Huarte Lain SA	3,443	80
Fortune Real Estate Investment Trust(Æ)			Prosegur Cia de Seguridad SA	93,654	540
(Ñ)(ö)	723,500	740	Repsol SA - ADR	38,211	786
Frasers Centerpoint Ltd.(Æ)	71,000	101	Sacyr SA(Æ)	23,407	105
Jardine Cycle & Carriage, Ltd.	454,300	13,893	Telefonica SA - ADR	14,713	224
Keppel Corp., Ltd. - ADR	91,900	603	Vidrala SA	2,502	117
Keppel Land, Ltd.	45,000	151			57,405
Keppel REIT(ö)	117,620	109
Lian Beng Group, Ltd.(Æ)	1,182,700	505

			See accompanying notes which are an integral part of the financial statements.
			Russell International Developed Markets Fund 135

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sweden - 2.0%			Implenia AG	16,506	1,132
Assa Abloy AB Class B	106,882	6,178	Julius Baer Group, Ltd.(Æ)	113,378	5,981
Atlas Copco AB Class A(Ñ)	312,805	9,763	Kardex AG(Æ)	2,435	145
Atlas Copco AB Class B(Ñ)	33,096	920	Kuehne & Nagel International AG	12,349	1,857
Bilia AB Class A	36,994	1,317	Metall Zug AG	236	671
BillerudKorsnas AB	21,120	365	Nestle SA	522,625	40,754
BioGaia AB(Æ)	7,135	195	Novartis AG	602,348	62,234
Boliden AB	7,263	157	OC Oerlikon Corp. AG(Æ)	616,500	8,070
Dios Fastigheter AB	19,000	148	Partners Group Holding AG	22,089	6,907
Electrolux AB	278,156	8,292	PSP Swiss Property AG(Æ)	6,371	594
Eltel AB(Å)(Æ)	12,300	132	Roche Holding AG	154,789	44,585
Haldex AB	59,854	895	Sika AG	321	1,108
Hennes & Mauritz AB Class B(Ñ)	190,796	7,581	Sonova Holding AG	33,884	4,699
Hexagon AB Class B	175,934	6,518	St. Galler Kantonalbank AG	257	98
Holmen AB Class B	12,230	405	Straumann Holding AG	2,370	669
Hufvudstaden AB Class A	7,618	106	Sulzer AG	1,455	163
Industrial & Financial Systems Class B	13,607	471	Swiss Life Holding AG(Æ)	45,137	10,749
L E Lundbergforetagen AB	2,358	111	Swiss Prime Site AG Class A(Æ)	7,899	695
Melker Schorling AB	2,497	150	Swiss Re AG(Æ)	63,703	5,663
NCC AB Class B(Ñ)	27,160	892	Transocean, Ltd.(Ñ)	15,110	271
Nordea Bank AB	285,727	3,613	UBS Group AG(Æ)	1,345,470	27,108
Ratos AB Class B(Ñ)	14,992	102	Vaudoise Assurances Holding SA Class
SAS AB(Æ)(Ñ)	478,384	920	B	2,206	1,231
Securitas AB Class B	66,220	990	Vontobel Holding AG	4,940	219
Skanska AB Class B	70,400	1,566	Zehnder Group AG(Æ)	5,463	259
SSAB AB Class A(Æ)(Ñ)	14,029	85	Zurich Insurance Group AG(Æ)	46,857	14,513
Svenska Cellulosa AB SCA Class B	116,120	2,933			334,089
Svenska Handelsbanken AB Class A	44,308	2,038
Swedish Match AB(Ñ)	111,378	3,420	Taiwan - 1.0%
Telefonaktiebolaget LM Ericsson Class B	693,412	7,598	Compal Electronics, Inc.	6,487,000	5,910
Tethys Oil AB(Æ)	190,193	1,547	Hon Hai Precision Industry Co., Ltd.	2,662,538	7,982
		69,408	MediaTek, Inc.	248,000	3,190
			Taiwan Semiconductor Manufacturing
Switzerland - 9.6%			Co., Ltd. - ADR	422,802	10,333
ABB, Ltd.(Æ)	977,958	21,416	Teco Electric and Machinery Co., Ltd.	6,112,000	5,939
ABB, Ltd. - ADR(Æ)(Ñ)	168,600	3,670			33,354
ACE, Ltd.	48,450	5,184
Actelion, Ltd.(Æ)	57,294	7,586	Thailand - 0.5%
Adecco SA(Æ)	9,015	739	Bangkok Bank PCL	1,056,800	5,939
Allreal Holding AG(Æ)	859	123	Charoen Pokphand Foods PCL	13,379,100	9,031
Alpiq Holding AG(Æ)	949	83	Kasikornbank PCL	179,600	1,140
Aryzta AG(Æ)	18,708	1,266			16,110
Ascom Holding AG(Æ)	80,371	1,436
Baloise Holding AG	21,995	2,874	United Kingdom - 16.1%
Banque Cantonale Vaudoise(Ñ)	2,327	1,373	3i Group PLC	43,389	337
Basellandschaftliche Kantonalbank	98	96	Abcam PLC Class A	70,138	563
Basler Kantonalbank	1,308	101	Amec Foster Wheeler PLC - GDR	220,761	3,101
Berner Kantonalbank AG	483	104	Amlin PLC	39,558	278
Bobst Group SA(Æ)	7,880	360	Anglo American PLC	47,415	804
Cie Financiere Richemont SA	37,591	3,356	Antofagasta PLC	22,183	264
Credit Suisse Group AG(Æ)(Ñ)	894,669	23,704	ARM Holdings PLC	416,976	7,088
Flughafen Zuerich AG	1,263	985	Associated British Foods PLC	107,089	4,690
Forbo Holding AG(Æ)	232	281	AstraZeneca PLC - ADR(Æ)	325,057	22,401
GAM Holding AG(Æ)	192,721	4,358	Aviva PLC	1,039,310	8,386
Geberit AG	16,049	5,718	BAE Systems PLC	261,652	2,037
Georg Fischer AG	1,680	1,191	Balfour Beatty PLC	51,470	191
Givaudan SA(Æ)	693	1,305	Barclays PLC	6,014,611	23,547
Helvetia Holding AG	10,511	5,984	Berendsen PLC	89,594	1,426
Holcim, Ltd.(Æ)	5,208	421	Berkeley Group Holdings PLC	206,240	7,944
			BG Group PLC	318,780	5,786

See accompanying notes which are an integral part of the financial statements.
136 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BHP Billiton PLC	46,541	1,108	Premier Oil PLC(Æ)	31,438	84
BP PLC	3,616,771	26,097	Prudential PLC	623,442	15,558
British American Tobacco PLC	194,765	10,713	Reckitt Benckiser Group PLC	204,225	18,236
British Land Co. PLC (The)(ö)	107,659	1,372	Redrow PLC	112,200	638
BT Group PLC	1,848,429	12,915	Reed Elsevier PLC	524,470	8,685
Centrica PLC	78,704	308	Rexam PLC(Æ)	22,793	202
Close Brothers Group PLC	39,618	929	Rio Tinto PLC(Æ)	248,040	11,049
Coats Group PLC(Æ)	718,079	290	Rolls Royce Holdings PLC(Æ)	182,333,392	20,872
Compass Group PLC(Æ)	1,316,832	23,344	Royal Bank of Scotland Group PLC(Æ)	1,404,541	7,270
Dairy Crest Group PLC	1,136,420	7,955	Royal Dutch Shell PLC Class A	834,850	26,485
Dart Group PLC	244,478	1,453	Royal Dutch Shell PLC Class B	174,680	5,624
Debenhams PLC	1,231,400	1,691	Royal Mail PLC	25,616	184
Derwent London PLC(ö)	44,192	2,329	RSA Insurance Group PLC(Æ)	845,870	5,533
Diageo PLC	221,177	6,143	SABMiller PLC - ADR	31,260	1,656
Direct Line Insurance Group PLC	331,306	1,621	Savills PLC(Æ)	6,690	85
Drax Group PLC	23,360	143	Serco Group PLC	33,536	69
E2V Technologies PLC(Æ)	55,374	197	Shaftesbury PLC(ö)	51,096	657
Ensco PLC Class A	10,129	276	Shire PLC - ADR(Æ)	75,986	6,182
Evraz PLC(Æ)	65,123	189	Sky PLC	712,480	11,759
Galliford Try PLC	11,150	257	Smiths Group PLC	250,516	4,389
GlaxoSmithKline PLC - ADR	1,044,236	24,158	St. James's Place PLC	321,806	4,398
Go-Ahead Group PLC	30,244	1,144	Stagecoach Group PLC	52,897	294
Great Portland Estates PLC(ö)	114,880	1,405	Standard Chartered PLC	346,706	5,670
Greene King PLC	13,950	178	Standard Life PLC(Æ)	64,206	460
Greggs PLC(Æ)	104,485	1,904	SVG Capital PLC(Æ)	230,405	1,763
Hammerson PLC(ö)	111,502	1,143	Tate & Lyle PLC	115,920	1,060
Hays PLC	183,271	432	Tesco PLC	310,319	1,049
Hikma Pharmaceuticals PLC	5,030	158	Travis Perkins PLC	632,773	20,147
Hiscox, Ltd.(Æ)	25,579	322	Trinity Mirror PLC(Æ)	318,582	899
HSBC Holdings PLC	3,496,946	34,687	Unilever PLC	94,288	4,140
IG Group Holdings PLC	366,832	4,138	Vedanta Resources PLC	8,220	79
Imperial Tobacco Group PLC	837,903	40,967	Vodafone Group PLC	5,577,660	19,684
Inchcape PLC	287,962	3,671	WM Morrison Supermarkets PLC	140,232	401
Intercontinental Hotels Group PLC(Æ)	146,007	6,268			560,292
Intermediate Capital Group PLC	201,109	1,625
International Game Technology PLC(Æ)	4,494	92	United States - 1.5%
Intu Properties PLC Class H(ö)	51,781	272	AGL Resources, Inc.	35,241	423
Investec PLC	30,164	289	Antero Resources Corp.(Æ)	50,200	84
J Sainsbury PLC	96,251	400	Avon Rent-A-Car & Truck Corp. Class
John Wood Group PLC	24,741	261	A(Æ)	4,575	54
Johnson Matthey PLC	39,320	2,015	Bell Bancorp, Inc.(Æ)	228	611
KAZ Minerals PLC(Æ)	26,754	107	Black Box Corp.	347,652	626
Kingfisher PLC	3,135,137	16,878	Center Coast MLP & Infrastructure Fund	7,676	413
Ladbrokes PLC Class A	58,340	92	Cogeco, Inc.	7,100	318
Land Securities Group PLC(ö)	128,381	2,456	Dream Office Real Estate Investment
Legal & General Group PLC	219,895	875	Trust(Æ)(ö)	71,494	1,640
Lloyds Banking Group PLC	713,266	846	Fujimi Incorporated, Inc.(Æ)	39,700	671
Londonmetric Property PLC(ö)	646,238	1,635	Global Real Estate Opportunity Trust(Æ)	167,200	969
Lookers PLC	320,715	769	Individual, Inc.(Æ)	308,365	942
Marks & Spencer Group PLC	20,722	176	JLG Industries, Inc.(Å)(Æ)	245,650	842
Millennium & Copthorne Hotels PLC	10,443	93	Joy Global, Inc.	186,000	7,931
Mondi PLC	73,340	1,484	Marathon Oil Corp.	68,439	278
National Grid PLC	1,022,374	13,746	Meridian Energy, Ltd.(Æ)	1,178,325	1,749
Noble Corp. PLC	12,168	211	MFS Intermediate Income Trust(Ñ)	138,500	708
Old Mutual PLC	275,175	988	NCR Corp.(Æ)	25,093	689
Paragon Offshore PLC(Ñ)	25,362	46	News Corp. Class A(Æ)	737,850	11,643
Pearson PLC	10,397	210	Philip Morris International, Inc.	96,400	8,047
Pendragon PLC	446,900	252	Redwood Group International(Æ)	105,060	1,656
Polypipe Group PLC(Æ)	109,818	465	Sandive Corp.(Æ)	232,000	810

			See accompanying notes which are an integral part of the financial statements.
			Russell International Developed Markets Fund 137

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Sanyo Denki Co., Ltd.(Æ)	66,000		551	Total Short-Term Investments
Tosei Corp.(Æ)	22,400		162	(cost $113,307)			113,307
Virgin Mobile USA, Inc. Class A(Æ)	209,014		1,262
Windstream Holdings, Inc.	68,600		168	Other Securities - 3.8%
Yum! Brands, Inc.	98,496		8,467	Russell U.S. Cash Collateral Fund(×)	132,660,706	(8)	132,661
			51,714	Total Other Securities
				(cost $132,661)			132,661
Total Common Stocks
(cost $2,914,179)			3,258,042	Total Investments 101.6%
				(identified cost $3,196,941)			3,542,882
Investments in Other Funds - 0.0%
Fonterra Shareholders Fund	19,641		79
Total Investments in Other Funds				Other Assets and Liabilities, Net
(cost $88)			79	- (1.6%)			(56,076)
				Net Assets - 100.0%			3,486,806

Preferred Stocks - 0.3%
Brazil - 0.1%
Usinas Siderurgicas de Minas Gerais SA	1,828,800		3,624

Germany - 0.2%
Bayerische Motoren Werke AG	8,947		821
Draegerwerk AG & Co. KGaA	12,915		1,497
Henkel AG & Co. KGaA	25,393		2,968
Porsche Automobil Holding SE	7,134		682
Volkswagen AG	5,004		1,297
			7,265

Italy - 0.0%
Unipol Gruppo Finanziario SpA	15,800		83

Total Preferred Stocks
(cost $17,949)			10,972

Warrants & Rights - 0.8%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2015 Rights	200		—

Hong Kong - 0.0%
Sun Hung Kai Properties, Ltd.(Æ)
2016 Warrants	5		—

Italy - 0.0%
UnipolSai S.p.A.(Æ)
2015 Rights	97,610		—

Netherlands - 0.2%
FTSE 100 Index(Æ)
2015 Warrants	384,000		8,346

United Kingdom - 0.6%
DS Smith PLC Class F(Æ)
2014 Rights	3,634,447		19,475

Total Warrants & Rights
(cost $18,757)			27,821

Short-Term Investments - 3.3%
United States - 3.3%
Russell U.S. Cash Management Fund	113,306,949	(8)	113,307

See accompanying notes which are an integral part of the financial statements.

138 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
0.0%
Ageas		10/10/07	EUR			12,778	—	—	—
BGP Holdings PLC		08/06/09	AUD		559,805		—	—	—
Eltel AB		04/15/15	SEK		12,300		10.13	125	132
Engie		11/07/05	EUR			55,671	0.01	1	—
JLG Industries, Inc.		04/08/15			245,650		3.28	806	842
									974
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
		Number of			Notional		Expiration	(Depreciation)
		Contracts			Amount		Date		$
Long Positions
CAC 40 Index Futures				848	EUR	42,506	05/15		(1,352)
DAX Index Futures				199	EUR	57,160	06/15		(2,884)
EURO STOXX 50 Index Futures				1,587	EUR	56,624	06/15		(826)
FTSE 100 Index Futures				209	GBP	14,482	06/15		132
Hang Seng Index Futures				107	HKD	150,362	05/15		(4)
MSCI Singapore Index ETS Futures				41	SGD	3,231	05/15		2
NIKKEI Index Futures				844	JPY	8,191,020	06/15		3,068
S&P/TSX 60 Index Futures				75	CAD	13,270	06/15		119
SPI 200 Index Futures				146	AUD	21,013	06/15		(261)
TOPIX Index Futures				357	JPY	5,670,945	06/15		1,535
Short Positions
Amsterdam Index Futures				238	EUR	23,091	05/15		941
FTSE 100 Index Futures				161	GBP	11,156	06/15		59
FTSE/MIB Index Futures				80	EUR	9,068	06/15		(81)
IBEX 35 Index Futures				46	EUR	5,223	05/15		218
MSCI Emerging Markets Mini Index Futures				1,336	USD	69,385	06/15		(6,620)
OMXS 30 Index Futures				362	SEK	58,653	05/15		271
S&P/TSX 60 Index Futures				309	CAD	54,674	06/15		(1,179)
Swiss Market Index Futures				33	CHF	2,976	06/15		107
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(6,755)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Bank of America	USD		462	AUD		600	06/17/15		12
Bank of America	USD	1,545		AUD		2,030	06/17/15		57
Bank of America	USD		79		CAD	100	06/17/15		4
Bank of America	USD		82		CAD	100	06/17/15		1
Bank of America	USD		490		CAD	600	06/17/15		7
Bank of America	USD		733		CAD	933	06/17/15		40
Bank of America	USD		899		CAD	1,100	06/17/15		12
Bank of America	USD	1,396			EUR	1,300	06/17/15		64
Bank of America	USD	3,222			EUR	3,000	06/17/15		148
Bank of America	USD	4,983			EUR	4,661	06/17/15		254
Bank of America	USD	22,071			EUR	20,646	06/17/15		1,123
Bank of America	USD	1,490			GBP	1,000	06/17/15		45
Bank of America	USD	2,204			GBP	1,491	06/17/15		84
Bank of America	USD		258	HKD		2,000	06/17/15		—
Bank of America	USD		267	HKD		2,072	06/17/15		—

		See accompanying notes which are an integral part of the financial statements.

						Russell International Developed Markets Fund 139

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,258	JPY	150,000	06/17/15	(1)
Bank of America	USD	7,401	JPY	892,663	06/17/15	79
Bank of America	AUD	100	USD	80	06/17/15	1
Bank of America	AUD	400	USD	304	06/17/15	(12)
Bank of America	AUD	400	USD	303	06/17/15	(13)
Bank of America	AUD	600	USD	466	06/17/15	(8)
Bank of America	AUD	900	USD	702	06/17/15	(8)
Bank of America	CAD	100	USD	80	06/17/15	(3)
Bank of America	CAD	200	USD	166	06/17/15	1
Bank of America	CAD	200	USD	164	06/17/15	(1)
Bank of America	CAD	245	USD	192	06/17/15	(11)
Bank of America	CAD	300	USD	246	06/17/15	(2)
Bank of America	CAD	400	USD	320	06/17/15	(12)
Bank of America	CAD	500	USD	394	06/17/15	(20)
Bank of America	CAD	700	USD	572	06/17/15	(8)
Bank of America	CAD	1,000	USD	821	06/17/15	(7)
Bank of America	EUR	200	USD	222	06/17/15	(2)
Bank of America	EUR	300	USD	327	06/17/15	(10)
Bank of America	EUR	500	USD	539	06/17/15	(23)
Bank of America	EUR	500	USD	550	06/17/15	(12)
Bank of America	EUR	600	USD	650	06/17/15	(24)
Bank of America	EUR	1,000	USD	1,097	06/17/15	(27)
Bank of America	EUR	1,000	USD	1,098	06/17/15	(25)
Bank of America	EUR	1,500	USD	1,624	06/17/15	(61)
Bank of America	EUR	2,000	USD	2,151	06/17/15	(96)
Bank of America	EUR	3,000	USD	3,249	06/17/15	(122)
Bank of America	EUR	5,000	USD	5,437	06/17/15	(181)
Bank of America	GBP	1	USD	1	05/01/15	—
Bank of America	GBP	100	USD	153	06/17/15	—
Bank of America	GBP	100	USD	150	06/17/15	(3)
Bank of America	GBP	300	USD	448	06/17/15	(12)
Bank of America	GBP	300	USD	448	06/17/15	(12)
Bank of America	GBP	400	USD	593	06/17/15	(21)
Bank of America	GBP	500	USD	741	06/17/15	(26)
Bank of America	GBP	1,000	USD	1,517	06/17/15	(17)
Bank of America	GBP	1,000	USD	1,497	06/17/15	(37)
Bank of America	HKD	1,000	USD	129	06/17/15	—
Bank of America	HKD	1,000	USD	129	06/17/15	—
Bank of America	HKD	1,000	USD	129	06/17/15	—
Bank of America	HKD	2,000	USD	258	06/17/15	—
Bank of America	HKD	2,000	USD	258	06/17/15	—
Bank of America	HKD	2,000	USD	258	06/17/15	—
Bank of America	HKD	3,000	USD	387	06/17/15	—
Bank of America	JPY	20,000	USD	168	06/17/15	—
Bank of America	JPY	40,000	USD	335	06/17/15	—
Bank of America	JPY	40,000	USD	334	06/17/15	(1)
Bank of America	JPY	50,000	USD	420	06/17/15	1
Bank of America	JPY	70,000	USD	582	06/17/15	(4)
Bank of America	JPY	100,000	USD	834	06/17/15	(3)
Bank of America	JPY	200,000	USD	1,684	06/17/15	8
Bank of America	JPY	200,000	USD	1,683	06/17/15	7
Bank of Montreal	USD	1,207	AUD	1,596	06/17/15	53
Bank of Montreal	USD	1,873	CAD	2,383	06/17/15	102
Bank of Montreal	USD	596	EUR	560	06/17/15	33
Bank of Montreal	USD	5,636	EUR	5,315	06/17/15	335
Bank of Montreal	USD	6,215	EUR	5,861	06/17/15	369
Bank of Montreal	USD	3,708	GBP	2,475	06/17/15	90
Bank of Montreal	USD	3,238	JPY	392,411	06/17/15	50
Bank of Montreal	CAD	970	USD	760	06/17/15	(44)
Bank of Montreal	CAD	8,270	USD	6,497	06/17/15	(353)
BNP Paribas	AUD	500	USD	392	06/17/15	(3)
BNP Paribas	CAD	600	USD	496	06/17/15	(1)

See accompanying notes which are an integral part of the financial statements.

140 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	EUR	1,000	USD	1,089	06/17/15	(35)
BNP Paribas	GBP	700	USD	1,066	06/17/15	(9)
BNP Paribas	HKD	2,000	USD	258	06/17/15	—
BNP Paribas	JPY	200,000	USD	1,680	06/17/15	5
Brown Brothers Harriman	USD	9	AUD	11	05/01/15	—
Brown Brothers Harriman	USD	7	JPY	787	05/07/15	—
Brown Brothers Harriman	USD	15	JPY	1,809	05/07/15	—
Brown Brothers Harriman	USD	16	JPY	1,939	05/07/15	—
Brown Brothers Harriman	USD	17	JPY	2,041	05/07/15	—
Brown Brothers Harriman	USD	19	JPY	2,221	05/07/15	—
Brown Brothers Harriman	USD	23	JPY	2,770	05/07/15	—
Brown Brothers Harriman	USD	29	JPY	3,503	05/07/15	—
Brown Brothers Harriman	USD	33	JPY	3,873	05/07/15	—
Brown Brothers Harriman	USD	33	JPY	3,918	05/07/15	—
Brown Brothers Harriman	USD	7	SGD	9	05/04/15	—
Brown Brothers Harriman	USD	22	SGD	29	05/04/15	—
Brown Brothers Harriman	AUD	300	USD	232	06/17/15	(5)
Brown Brothers Harriman	CAD	100	USD	82	06/17/15	(1)
Brown Brothers Harriman	EUR	1,000	USD	1,073	06/17/15	(50)
Brown Brothers Harriman	GBP	500	USD	752	06/17/15	(16)
Brown Brothers Harriman	HKD	1,000	USD	129	06/17/15	—
Brown Brothers Harriman	JPY	30,000	USD	250	06/17/15	(1)
Citigroup	USD	1,335	AUD	1,717	06/17/15	21
Citigroup	USD	1,458	AUD	1,931	06/17/15	66
Citigroup	USD	1,468	AUD	1,935	06/17/15	59
Citigroup	USD	3,783	AUD	4,786	06/17/15	(5)
Citigroup	USD	6,991	AUD	9,128	06/17/15	214
Citigroup	USD	9,284	AUD	12,298	06/17/15	424
Citigroup	USD	92	CAD	116	06/17/15	3
Citigroup	USD	129	CAD	165	06/17/15	7
Citigroup	USD	752	CAD	941	06/17/15	27
Citigroup	USD	790	CAD	990	06/17/15	30
Citigroup	USD	1,288	CAD	1,647	06/17/15	76
Citigroup	USD	2,110	CAD	2,590	06/17/15	35
Citigroup	USD	5,065	CAD	6,115	06/17/15	(1)
Citigroup	USD	3,760	CHF	3,761	06/17/15	278
Citigroup	USD	5,421	CHF	5,364	06/17/15	338
Citigroup	USD	59	DKK	405	06/17/15	2
Citigroup	USD	77	DKK	522	06/17/15	2
Citigroup	USD	111	DKK	784	06/17/15	7
Citigroup	USD	205	DKK	1,438	06/17/15	11
Citigroup	USD	215	DKK	1,484	06/17/15	9
Citigroup	USD	493	DKK	3,290	06/17/15	3
Citigroup	USD	942	EUR	882	06/17/15	49
Citigroup	USD	1,337	EUR	1,229	06/17/15	43
Citigroup	USD	1,928	EUR	1,826	06/17/15	124
Citigroup	USD	1,991	EUR	1,828	06/17/15	63
Citigroup	USD	2,102	EUR	1,975	06/17/15	116
Citigroup	USD	2,362	EUR	2,108	06/17/15	6
Citigroup	USD	2,373	EUR	2,160	06/17/15	54
Citigroup	USD	2,387	EUR	2,261	06/17/15	152
Citigroup	USD	2,621	EUR	2,408	06/17/15	85
Citigroup	USD	2,625	EUR	2,343	06/17/15	8
Citigroup	USD	5,532	EUR	5,136	06/17/15	238
Citigroup	USD	6,232	EUR	5,868	06/17/15	360
Citigroup	USD	4	GBP	3	06/17/15	—
Citigroup	USD	1,837	GBP	1,230	06/17/15	50
Citigroup	USD	11	HKD	84	06/17/15	—
Citigroup	USD	111	HKD	862	06/17/15	—
Citigroup	USD	169	HKD	1,312	06/17/15	—
Citigroup	USD	219	HKD	1,699	06/17/15	—
Citigroup	USD	6	ILS	25	06/17/15	—

		See accompanying notes which are an integral part of the financial statements.

				Russell International Developed Markets Fund 141

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		21	ILS	83	06/17/15	—
Citigroup	USD		47	ILS	189	06/17/15	1
Citigroup	USD		52	ILS	206	06/17/15	2
Citigroup	USD		162	ILS	635	06/17/15	3
Citigroup	USD		939	ILS	3,736	06/17/15	29
Citigroup	USD		965	ILS	3,852	06/17/15	32
Citigroup	USD		98	JPY	11,694	06/17/15	—
Citigroup	USD		1,981	JPY	236,911	06/17/15	4
Citigroup	USD		2,110	JPY	253,058	06/17/15	11
Citigroup	USD		4,240	JPY	506,178	06/17/15	1
Citigroup	USD		5,881	JPY	709,650	06/17/15	65
Citigroup	USD		5,992	JPY	726,171	06/17/15	92
Citigroup	USD		11,760	JPY	1,429,985	06/17/15	222
Citigroup	USD		11,796	JPY	1,411,057	06/17/15	27
Citigroup	USD		11,869	JPY	1,441,526	06/17/15	209
Citigroup	USD		305	NZD	409	06/17/15	5
Citigroup	USD		1,178	NZD	1,619	06/17/15	52
Citigroup	USD		1,427	NZD	1,974	06/17/15	74
Citigroup	USD		1,706	NZD	2,378	06/17/15	101
Citigroup	USD		1,890	NZD	2,547	06/17/15	46
Citigroup	USD		1,994	NZD	2,609	06/17/15	(11)
Citigroup	USD		2,524	NZD	3,374	06/17/15	40
Citigroup	USD		2,533	NZD	3,506	06/17/15	132
Citigroup	USD		4,016	NZD	5,422	06/17/15	105
Citigroup	USD		171	SEK	1,502	06/17/15	10
Citigroup	USD		386	SEK	3,276	06/17/15	7
Citigroup	USD		447	SEK	3,827	06/17/15	13
Citigroup	USD		605	SEK	5,229	06/17/15	24
Citigroup	USD		617	SEK	5,104	06/17/15	(4)
Citigroup	USD		673	SEK	5,611	06/17/15	1
Citigroup	USD		711	SEK	6,063	06/17/15	17
Citigroup	USD		785	SEK	6,638	06/17/15	12
Citigroup	USD		1,142	SEK	9,958	06/17/15	53
Citigroup	USD		1,802	SEK	15,404	06/17/15	48
Citigroup	USD		2,004	SEK	17,267	06/17/15	70
Citigroup	USD		3,032	SEK	26,165	06/17/15	110
Citigroup	USD		13	SGD	17	06/17/15	—
Citigroup	USD		17	SGD	24	06/17/15	1
Citigroup	USD		34	SGD	48	06/17/15	2
Citigroup	USD		52	SGD	71	06/17/15	2
Citigroup	USD		72	SGD	99	06/17/15	3
Citigroup	USD		91	SGD	126	06/17/15	4
Citigroup	USD		227	SGD	316	06/17/15	12
Citigroup	USD		227	SGD	316	06/17/15	11
Citigroup	USD		229	SGD	315	06/17/15	8
Citigroup	USD		356	SGD	495	06/17/15	18
Citigroup	USD		381	SGD	520	06/17/15	12
Citigroup	USD		382	SGD	522	06/17/15	12
Citigroup	USD		457	SGD	628	06/17/15	17
Citigroup	USD		763	SGD	1,057	06/17/15	35
Citigroup	AUD		482	USD	370	06/17/15	(10)
Citigroup	AUD		1,557	USD	1,185	06/17/15	(44)
Citigroup	AUD		2,277	USD	1,785	06/17/15	(13)
Citigroup	CAD		612	USD	484	06/17/15	(23)
Citigroup	CAD		1,531	USD	1,216	06/17/15	(52)
Citigroup	CAD		1,760	USD	1,409	06/17/15	(48)
Citigroup	CAD		2,015	USD	1,590	06/17/15	(79)
Citigroup	CAD		2,885	USD	2,315	06/17/15	(74)
Citigroup	CAD		6,907	USD	5,526	06/17/15	(195)
Citigroup	CHF		600	USD	619	06/17/15	(25)
Citigroup	CHF		1,145	USD	1,199	06/17/15	(30)
Citigroup	CHF		1,721	USD	1,795	06/17/15	(52)

See accompanying notes which are an integral part of the financial statements.

142 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	CHF	3,370	USD	3,528	06/17/15	(90)
Citigroup	CHF	3,452	USD	3,539	06/17/15	(166)
Citigroup	CHF	8,668	USD	8,760	06/17/15	(546)
Citigroup	CHF	8,781	USD	9,200	06/17/15	(227)
Citigroup	CHF	8,955	USD	9,197	06/17/15	(417)
Citigroup	DKK	398	USD	58	06/17/15	(2)
Citigroup	DKK	475	USD	72	06/17/15	—
Citigroup	DKK	1,104	USD	161	06/17/15	(5)
Citigroup	DKK	1,164	USD	167	06/17/15	(9)
Citigroup	EUR	317	USD	355	06/17/15	(1)
Citigroup	EUR	572	USD	615	06/17/15	(27)
Citigroup	EUR	2,166	USD	2,380	06/17/15	(53)
Citigroup	GBP	98	USD	146	06/17/15	(5)
Citigroup	GBP	617	USD	902	06/17/15	(44)
Citigroup	GBP	1,385	USD	2,045	06/17/15	(81)
Citigroup	GBP	1,428	USD	2,193	06/17/15	2
Citigroup	GBP	2,129	USD	3,204	06/17/15	(63)
Citigroup	GBP	2,475	USD	3,767	06/17/15	(31)
Citigroup	GBP	3,488	USD	5,153	06/17/15	(200)
Citigroup	GBP	26,847	USD	41,149	06/17/15	(48)
Citigroup	HKD	143	USD	18	06/17/15	—
Citigroup	HKD	439	USD	57	06/17/15	—
Citigroup	HKD	1,918	USD	247	06/17/15	—
Citigroup	HKD	2,288	USD	295	06/17/15	(1)
Citigroup	ILS	41	USD	10	06/17/15	—
Citigroup	ILS	115	USD	29	06/17/15	(1)
Citigroup	JPY	58,112	USD	479	06/17/15	(8)
Citigroup	JPY	165,500	USD	1,383	06/17/15	(4)
Citigroup	JPY	233,721	USD	1,965	06/17/15	7
Citigroup	JPY	496,967	USD	4,084	06/17/15	(79)
Citigroup	JPY	570,971	USD	4,780	06/17/15	(4)
Citigroup	NZD	433	USD	324	06/17/15	(5)
Citigroup	NZD	4,617	USD	3,507	06/17/15	(2)
Citigroup	NZD	9,078	USD	6,629	06/17/15	(270)
Citigroup	SEK	1,395	USD	168	06/17/15	1
Citigroup	SGD	28	USD	20	06/17/15	—
Citigroup	SGD	43	USD	31	06/17/15	(1)
Citigroup	SGD	56	USD	42	06/17/15	—
Commonwealth Bank of Australia	USD	1,970	HKD	15,288	06/17/15	3
Credit Suisse	USD	162	AUD	213	06/17/15	6
Credit Suisse	USD	317	AUD	414	06/17/15	10
Credit Suisse	USD	1,335	AUD	1,717	06/17/15	21
Credit Suisse	USD	1,459	AUD	1,931	06/17/15	65
Credit Suisse	USD	1,468	AUD	1,935	06/17/15	59
Credit Suisse	USD	3,783	AUD	4,786	06/17/15	(5)
Credit Suisse	USD	6,991	AUD	9,128	06/17/15	214
Credit Suisse	USD	9,284	AUD	12,298	06/17/15	424
Credit Suisse	USD	92	CAD	116	06/17/15	3
Credit Suisse	USD	129	CAD	165	06/17/15	7
Credit Suisse	USD	752	CAD	941	06/17/15	27
Credit Suisse	USD	1,288	CAD	1,647	06/17/15	76
Credit Suisse	USD	2,110	CAD	2,590	06/17/15	35
Credit Suisse	USD	5,065	CAD	6,115	06/17/15	(1)
Credit Suisse	USD	306	CHF	295	06/17/15	11
Credit Suisse	USD	3,167	CHF	3,072	06/17/15	131
Credit Suisse	USD	3,757	CHF	3,761	06/17/15	281
Credit Suisse	USD	5,419	CHF	5,364	06/17/15	340
Credit Suisse	USD	59	DKK	405	06/17/15	2
Credit Suisse	USD	77	DKK	522	06/17/15	2
Credit Suisse	USD	111	DKK	784	06/17/15	7
Credit Suisse	USD	205	DKK	1,438	06/17/15	11
Credit Suisse	USD	215	DKK	1,484	06/17/15	9

		See accompanying notes which are an integral part of the financial statements.

				Russell International Developed Markets Fund 143

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	USD	493	DKK	3,290	06/17/15	3
Credit Suisse	USD	104	EUR	97	06/17/15	5
Credit Suisse	USD	942	EUR	882	06/17/15	49
Credit Suisse	USD	1,337	EUR	1,229	06/17/15	43
Credit Suisse	USD	1,928	EUR	1,826	06/17/15	124
Credit Suisse	USD	1,991	EUR	1,828	06/17/15	63
Credit Suisse	USD	2,102	EUR	1,975	06/17/15	116
Credit Suisse	USD	2,362	EUR	2,108	06/17/15	6
Credit Suisse	USD	2,373	EUR	2,160	06/17/15	54
Credit Suisse	USD	2,387	EUR	2,261	06/17/15	152
Credit Suisse	USD	2,621	EUR	2,408	06/17/15	85
Credit Suisse	USD	2,625	EUR	2,343	06/17/15	8
Credit Suisse	USD	5,532	EUR	5,136	06/17/15	238
Credit Suisse	USD	6,232	EUR	5,868	06/17/15	361
Credit Suisse	USD	4	GBP	3	06/17/15	—
Credit Suisse	USD	1,837	GBP	1,230	06/17/15	50
Credit Suisse	USD	2,566	GBP	1,736	06/17/15	98
Credit Suisse	USD	11	HKD	84	06/17/15	—
Credit Suisse	USD	111	HKD	862	06/17/15	—
Credit Suisse	USD	169	HKD	1,312	06/17/15	—
Credit Suisse	USD	219	HKD	1,699	06/17/15	—
Credit Suisse	USD	6	ILS	25	06/17/15	—
Credit Suisse	USD	21	ILS	83	06/17/15	—
Credit Suisse	USD	47	ILS	189	06/17/15	1
Credit Suisse	USD	52	ILS	206	06/17/15	2
Credit Suisse	USD	162	ILS	635	06/17/15	3
Credit Suisse	USD	939	ILS	3,736	06/17/15	29
Credit Suisse	USD	965	ILS	3,852	06/17/15	32
Credit Suisse	USD	98	JPY	11,694	06/17/15	—
Credit Suisse	USD	1,981	JPY	236,911	06/17/15	4
Credit Suisse	USD	2,110	JPY	253,058	06/17/15	11
Credit Suisse	USD	4,240	JPY	506,178	06/17/15	1
Credit Suisse	USD	5,881	JPY	709,650	06/17/15	65
Credit Suisse	USD	5,992	JPY	726,171	06/17/15	92
Credit Suisse	USD	11,760	JPY	1,429,985	06/17/15	222
Credit Suisse	USD	11,796	JPY	1,411,057	06/17/15	27
Credit Suisse	USD	11,869	JPY	1,441,526	06/17/15	209
Credit Suisse	USD	305	NZD	409	06/17/15	5
Credit Suisse	USD	1,178	NZD	1,619	06/17/15	52
Credit Suisse	USD	1,427	NZD	1,974	06/17/15	74
Credit Suisse	USD	1,706	NZD	2,378	06/17/15	101
Credit Suisse	USD	1,890	NZD	2,547	06/17/15	46
Credit Suisse	USD	1,994	NZD	2,609	06/17/15	(11)
Credit Suisse	USD	2,524	NZD	3,374	06/17/15	40
Credit Suisse	USD	2,533	NZD	3,506	06/17/15	132
Credit Suisse	USD	4,015	NZD	5,422	06/17/15	105
Credit Suisse	USD	171	SEK	1,502	06/17/15	10
Credit Suisse	USD	386	SEK	3,276	06/17/15	7
Credit Suisse	USD	447	SEK	3,827	06/17/15	13
Credit Suisse	USD	605	SEK	5,229	06/17/15	24
Credit Suisse	USD	617	SEK	5,104	06/17/15	(4)
Credit Suisse	USD	673	SEK	5,611	06/17/15	1
Credit Suisse	USD	711	SEK	6,063	06/17/15	17
Credit Suisse	USD	785	SEK	6,638	06/17/15	12
Credit Suisse	USD	1,142	SEK	9,958	06/17/15	54
Credit Suisse	USD	1,802	SEK	15,404	06/17/15	48
Credit Suisse	USD	2,004	SEK	17,267	06/17/15	70
Credit Suisse	USD	3,032	SEK	26,165	06/17/15	110
Credit Suisse	USD	13	SGD	17	06/17/15	—
Credit Suisse	USD	17	SGD	24	06/17/15	1
Credit Suisse	USD	34	SGD	48	06/17/15	2
Credit Suisse	USD	52	SGD	71	06/17/15	2

See accompanying notes which are an integral part of the financial statements.

144 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount			Amount		(Depreciation)
Counterparty	Sold			Bought	Settlement Date	$
Credit Suisse	USD	72	SGD	99	06/17/15	3
Credit Suisse	USD	91	SGD	126	06/17/15	4
Credit Suisse	USD	227	SGD	316	06/17/15	12
Credit Suisse	USD	227	SGD	316	06/17/15	11
Credit Suisse	USD	229	SGD	315	06/17/15	8
Credit Suisse	USD	356	SGD	495	06/17/15	18
Credit Suisse	USD	381	SGD	520	06/17/15	12
Credit Suisse	USD	382	SGD	522	06/17/15	12
Credit Suisse	USD	457	SGD	628	06/17/15	17
Credit Suisse	USD	763	SGD	1,057	06/17/15	35
Credit Suisse	AUD	482	USD	370	06/17/15	(10)
Credit Suisse	AUD	1,557	USD	1,185	06/17/15	(44)
Credit Suisse	AUD	2,277	USD	1,785	06/17/15	(12)
Credit Suisse	CAD	64	USD	52	06/17/15	(1)
Credit Suisse	CAD	612	USD	484	06/17/15	(23)
Credit Suisse	CAD	1,050	USD	840	06/17/15	(30)
Credit Suisse	CAD	1,531	USD	1,216	06/17/15	(52)
Credit Suisse	CAD	1,760	USD	1,409	06/17/15	(48)
Credit Suisse	CAD	2,015	USD	1,590	06/17/15	(79)
Credit Suisse	CAD	2,885	USD	2,315	06/17/15	(74)
Credit Suisse	CAD	6,907	USD	5,526	06/17/15	(195)
Credit Suisse	CHF	771	USD	823	05/05/15	(4)
Credit Suisse	CHF	600	USD	619	06/17/15	(25)
Credit Suisse	CHF	1,145	USD	1,199	06/17/15	(30)
Credit Suisse	CHF	1,721	USD	1,796	06/17/15	(52)
Credit Suisse	CHF	3,370	USD	3,528	06/17/15	(89)
Credit Suisse	CHF	3,452	USD	3,540	06/17/15	(166)
Credit Suisse	CHF	8,668	USD	8,760	06/17/15	(546)
Credit Suisse	CHF	8,781	USD	9,200	06/17/15	(227)
Credit Suisse	CHF	8,955	USD	9,197	06/17/15	(417)
Credit Suisse	DKK	398	USD	58	06/17/15	(2)
Credit Suisse	DKK	475	USD	71	06/17/15	—
Credit Suisse	DKK	1,104	USD	161	06/17/15	(5)
Credit Suisse	DKK	1,164	USD	167	06/17/15	(8)
Credit Suisse	DKK	22,861	USD	3,268	06/17/15	(175)
Credit Suisse	EUR	362	USD	406	05/05/15	(1)
Credit Suisse	EUR	317	USD	355	06/17/15	(1)
Credit Suisse	EUR	572	USD	615	06/17/15	(27)
Credit Suisse	EUR	2,166	USD	2,380	06/17/15	(53)
Credit Suisse	EUR	2,380	USD	2,538	06/17/15	(136)
Credit Suisse	GBP	98	USD	146	06/17/15	(5)
Credit Suisse	GBP	617	USD	902	06/17/15	(44)
Credit Suisse	GBP	1,385	USD	2,045	06/17/15	(81)
Credit Suisse	GBP	1,428	USD	2,193	06/17/15	2
Credit Suisse	GBP	2,129	USD	3,204	06/17/15	(62)
Credit Suisse	GBP	2,475	USD	3,768	06/17/15	(30)
Credit Suisse	GBP	3,488	USD	5,153	06/17/15	(200)
Credit Suisse	GBP	26,847	USD	41,150	06/17/15	(48)
Credit Suisse	HKD	143	USD	18	06/17/15	—
Credit Suisse	HKD	439	USD	57	06/17/15	—
Credit Suisse	HKD	1,918	USD	247	06/17/15	—
Credit Suisse	HKD	2,288	USD	295	06/17/15	(1)
Credit Suisse	HKD	32,944	USD	4,249	06/17/15	(1)
Credit Suisse	ILS	41	USD	10	06/17/15	—
Credit Suisse	ILS	115	USD	29	06/17/15	(1)
Credit Suisse	JPY	58,112	USD	479	06/17/15	(8)
Credit Suisse	JPY	165,500	USD	1,383	06/17/15	(4)
Credit Suisse	JPY	233,721	USD	1,965	06/17/15	7
Credit Suisse	JPY	313,339	USD	2,627	06/17/15	2
Credit Suisse	JPY	496,967	USD	4,085	06/17/15	(79)
Credit Suisse	JPY	570,971	USD	4,780	06/17/15	(4)
Credit Suisse	NZD	433	USD	324	06/17/15	(5)

		See accompanying notes which are an integral part of the financial statements.

				Russell International Developed Markets Fund 145

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	NZD	4,617	USD	3,507	06/17/15	(2)
Credit Suisse	NZD	9,078	USD	6,630	06/17/15	(269)
Credit Suisse	SEK	3,597	USD	431	05/05/15	(1)
Credit Suisse	SEK	1,395	USD	168	06/17/15	1
Credit Suisse	SEK	20,980	USD	2,396	06/17/15	(123)
Credit Suisse	SGD	28	USD	20	06/17/15	—
Credit Suisse	SGD	43	USD	31	06/17/15	(1)
Credit Suisse	SGD	56	USD	42	06/17/15	—
Credit Suisse	SGD	1,422	USD	1,045	06/17/15	(29)
Deutsche Bank	AUD	700	USD	535	06/17/15	(18)
Deutsche Bank	CAD	500	USD	406	06/17/15	(8)
Deutsche Bank	EUR	2,000	USD	2,137	06/17/15	(110)
Deutsche Bank	GBP	37	USD	57	05/05/15	—
Deutsche Bank	GBP	600	USD	890	06/17/15	(31)
Deutsche Bank	JPY	100,000	USD	839	06/17/15	2
Goldman Sachs	CAD	200	USD	160	06/17/15	(6)
Goldman Sachs	EUR	800	USD	853	06/17/15	(46)
Goldman Sachs	HKD	2,000	USD	258	06/17/15	—
Goldman Sachs	JPY	30,000	USD	251	06/17/15	—
Morgan Stanley	CAD	373	USD	316	05/01/15	6
National Australia Bank	USD	1,207	AUD	1,596	06/17/15	53
National Australia Bank	USD	1,872	CAD	2,383	06/17/15	102
National Australia Bank	USD	5,636	EUR	5,315	06/17/15	335
National Australia Bank	USD	6,215	EUR	5,861	06/17/15	370
National Australia Bank	USD	3,708	GBP	2,475	06/17/15	89
National Australia Bank	USD	3,238	JPY	392,411	06/17/15	50
National Australia Bank	CAD	8,270	USD	6,496	06/17/15	(354)
Royal Bank of Canada	EUR	900	USD	981	06/17/15	(30)
Standard Chartered	USD	1,207	AUD	1,596	06/17/15	53
Standard Chartered	USD	1,873	CAD	2,383	06/17/15	101
Standard Chartered	USD	5,634	EUR	5,315	06/17/15	337
Standard Chartered	USD	6,213	EUR	5,861	06/17/15	372
Standard Chartered	USD	3,707	GBP	2,475	06/17/15	91
Standard Chartered	USD	1,970	HKD	15,288	06/17/15	3
Standard Chartered	USD	3,239	JPY	392,411	06/17/15	49
Standard Chartered	CAD	8,270	USD	6,499	06/17/15	(351)
State Street	USD	306	AUD	400	06/17/15	9
State Street	USD	383	AUD	500	06/17/15	12
State Street	USD	842	AUD	1,100	06/17/15	26
State Street	USD	1,813	AUD	2,300	06/17/15	3
State Street	USD	393	CAD	500	06/17/15	21
State Street	USD	396	CAD	500	06/17/15	18
State Street	USD	397	CAD	500	06/17/15	17
State Street	USD	628	CAD	760	06/17/15	1
State Street	USD	1,112	CAD	1,400	06/17/15	48
State Street	USD	2,478	CAD	3,000	06/17/15	7
State Street	USD	60	CHF	56	05/04/15	—
State Street	USD	57	EUR	51	05/04/15	—
State Street	USD	368	EUR	350	06/17/15	25
State Street	USD	1,056	EUR	1,000	06/17/15	67
State Street	USD	2,131	EUR	2,000	06/17/15	115
State Street	USD	3,260	EUR	3,000	06/17/15	110
State Street	USD	6,047	EUR	5,700	06/17/15	356
State Street	USD	12,358	EUR	11,000	06/17/15	1
State Street	USD	137	GBP	89	05/01/15	—
State Street	USD	98	GBP	64	05/05/15	—
State Street	USD	1,173	GBP	765	05/05/15	1
State Street	USD	744	GBP	500	06/17/15	23
State Street	USD	882	GBP	600	06/17/15	39
State Street	USD	1,058	GBP	700	06/17/15	16
State Street	USD	2,049	GBP	1,400	06/17/15	100
State Street	USD	4,602	GBP	3,000	06/17/15	2

See accompanying notes which are an integral part of the financial statements.

146 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
State Street	USD		129	HKD	1,000	06/17/15	—
State Street	USD		193	HKD	1,500	06/17/15	—
State Street	USD		258	HKD	2,000	06/17/15	—
State Street	USD		387	HKD	3,000	06/17/15	—
State Street	USD		1,161	HKD	9,000	06/17/15	—
State Street	USD		825	JPY	100,000	06/17/15	13
State Street	USD		827	JPY	100,000	06/17/15	11
State Street	USD		829	JPY	100,000	06/17/15	8
State Street	USD		2,498	JPY	300,000	06/17/15	16
State Street	USD		5,865	JPY	700,000	06/17/15	—
State Street	USD		62	NZD	81	05/01/15	—
State Street	USD		126	SEK	1,056	05/04/15	—
State Street	USD		4	THB	130	05/06/15	—
State Street	AUD		528	USD	418	05/07/15	—
State Street	AUD		150	USD	117	06/17/15	(2)
State Street	AUD		200	USD	152	06/17/15	(6)
State Street	AUD		200	USD	151	06/17/15	(7)
State Street	AUD		300	USD	231	06/17/15	(5)
State Street	CAD		300	USD	237	06/17/15	(11)
State Street	CAD		300	USD	236	06/17/15	(12)
State Street	CAD		400	USD	320	06/17/15	(11)
State Street	CAD		500	USD	398	06/17/15	(17)
State Street	CAD		1,000	USD	781	06/17/15	(48)
State Street	CHF		433	USD	464	05/07/15	—
State Street	CHF		495	USD	531	05/07/15	—
State Street	CHF		699	USD	749	05/07/15	—
State Street	DKK		1,419	USD	212	05/04/15	(1)
State Street	EUR		9	USD	10	05/04/15	—
State Street	EUR		18	USD	20	05/04/15	—
State Street	EUR		362	USD	406	05/05/15	—
State Street	EUR		286	USD	321	05/07/15	—
State Street	EUR		312	USD	350	05/07/15	—
State Street	EUR		333	USD	374	05/07/15	—
State Street	EUR		348	USD	391	05/07/15	—
State Street	EUR		367	USD	412	05/07/15	—
State Street	EUR		381	USD	428	05/07/15	—
State Street	EUR		413	USD	463	05/07/15	—
State Street	EUR		413	USD	463	05/07/15	—
State Street	EUR		416	USD	467	05/07/15	—
State Street	EUR		461	USD	518	05/07/15	—
State Street	EUR		487	USD	546	05/07/15	—
State Street	EUR		505	USD	567	05/07/15	—
State Street	EUR		569	USD	639	05/07/15	—
State Street	EUR		605	USD	679	05/07/15	—
State Street	EUR		606	USD	681	05/07/15	—
State Street	EUR		636	USD	715	05/07/15	—
State Street	EUR		1,103	USD	1,239	05/07/15	—
State Street	EUR		500	USD	537	06/17/15	(25)
State Street	EUR		1,000	USD	1,082	06/17/15	(41)
State Street	EUR		1,000	USD	1,089	06/17/15	(34)
State Street	EUR		1,500	USD	1,634	06/17/15	(51)
State Street	EUR		1,500	USD	1,634	06/17/15	(51)
State Street	GBP		259	USD	397	05/07/15	—
State Street	GBP		279	USD	428	05/07/15	—
State Street	GBP		327	USD	502	05/07/15	—
State Street	GBP		344	USD	528	05/07/15	—
State Street	GBP		393	USD	602	05/07/15	—
State Street	GBP		563	USD	864	05/07/15	—
State Street	GBP		300	USD	446	06/17/15	(14)
State Street	GBP		400	USD	591	06/17/15	(23)
State Street	GBP		400	USD	593	06/17/15	(21)
State Street	GBP		500	USD	742	06/17/15	(25)

			See accompanying notes which are an integral part of the financial statements.

					Russell International Developed Markets Fund 147

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	2,410	USD	311	05/07/15	—
State Street	HKD	3,062	USD	395	05/07/15	—
State Street	HKD	3,984	USD	514	05/07/15	—
State Street	HKD	4,753	USD	613	05/07/15	—
State Street	HKD	1,000	USD	129	06/17/15	—
State Street	HKD	1,000	USD	129	06/17/15	—
State Street	HKD	1,000	USD	129	06/17/15	—
State Street	JPY	43,401	USD	365	05/01/15	2
State Street	JPY	47,503	USD	400	05/01/15	2
State Street	JPY	49,844	USD	419	05/01/15	2
State Street	JPY	55,400	USD	466	05/01/15	2
State Street	JPY	64,598	USD	544	05/01/15	3
State Street	JPY	68,248	USD	574	05/01/15	3
State Street	JPY	88,530	USD	745	05/01/15	4
State Street	JPY	90,639	USD	763	05/01/15	4
State Street	JPY	96,739	USD	814	05/01/15	4
State Street	JPY	154,368	USD	1,299	05/01/15	6
State Street	JPY	40,000	USD	333	06/17/15	(2)
State Street	JPY	100,000	USD	836	06/17/15	(2)
State Street	JPY	200,000	USD	1,680	06/17/15	4
State Street	SEK	2,311	USD	277	05/07/15	—
State Street	SEK	4,138	USD	496	05/07/15	—
State Street	SEK	4,527	USD	543	05/07/15	—
State Street	SEK	5,881	USD	705	05/07/15	—
State Street	SGD	80	USD	60	05/05/15	—
State Street	THB	603	USD	18	05/06/15	—
UBS	USD	1,207	AUD	1,596	06/17/15	53
UBS	USD	1,873	CAD	2,383	06/17/15	101
UBS	USD	5,636	EUR	5,315	06/17/15	335
UBS	USD	6,215	EUR	5,861	06/17/15	369
UBS	USD	3,708	GBP	2,475	06/17/15	90
UBS	USD	3,239	JPY	392,411	06/17/15	49
UBS	CAD	8,270	USD	6,500	06/17/15	(351)
Wespac	USD	1,203	AUD	1,596	06/17/15	57
Wespac	USD	1,870	CAD	2,383	06/17/15	105
Wespac	USD	5,622	EUR	5,315	06/17/15	349
Wespac	USD	6,199	EUR	5,861	06/17/15	386
Wespac	USD	3,696	GBP	2,475	06/17/15	101
Wespac	USD	3,236	JPY	392,411	06/17/15	51
Wespac	CAD	8,270	USD	6,487	06/17/15	(363)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						7,810

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$ —	$74,768	$ —	$74,768	2.1
Austria	—	13,756	—	13,756	0.4
Belgium	—	52,238	—	52,238	1.5
Bermuda	—	9,555	812	10,367	0.3
Brazil	13,285	—	—	13,285	0.4
Canada	141,960	—	—	141,960	4.1
Cayman Islands	27,404	7,249	—	34,653	1.0
China	—	3,476	—	3,476	0.1

See accompanying notes which are an integral part of the financial statements.

148 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Czech Republic	—	7,479	—	7,479	0.2
Denmark	—	66,628	—	66,628	1.9
Finland	—	22,383	—	22,383	0.6
France	—	313,390	—	313,390	9.0
Germany	—	237,976	—	237,976	6.8
Hong Kong	—	89,492	—	89,492	2.6
Hungary	—	6,748	—	6,748	0.2
India	21,367	5,255	—	26,622	0.8
Indonesia	—	7,040	—	7,040	0.2
Ireland	11,621	27,094	—	38,715	1.1
Isle of Man	—	3,290	—	3,290	0.1
Israel	30,208	3,620	—	33,828	1.0
Italy	—	74,548	—	74,548	2.1
Japan	190	481,078	—	481,268	13.8
Jersey	3,883	42,473	—	46,356	1.3
Kazakhstan	—	1,649	—	1,649	—*
Liechtenstein	—	211	—	211	—*
Luxembourg	105	732	—	837	—*
Mauritius	—	145	—	145	—*
Mexico	3,485	—	—	3,485	0.1
Netherlands	10,422	192,137	76	202,635	5.8
New Zealand	—	3,165	—	3,165	0.1
Norway	—	10,966	—	10,966	0.3
Portugal	171	7,448	—	7,619	0.2
Russia	—	10,060	—	10,060	0.3
Singapore	—	50,568	151	50,719	1.5
South Africa	—	8,753	—	8,753	0.2
South Korea	—	35,160	—	35,160	1.0
Spain	—	57,405	—	57,405	1.6
Sweden	—	69,408	—	69,408	2.0
Switzerland	8,854	325,235	—	334,089	9.6
Taiwan	10,333	23,021	—	33,354	1.0
Thailand	—	16,110	—	16,110	0.5
United Kingdom	625	559,389	278	560,292	16.1
United States	40,766	9,199	1,749	51,714	1.5
Investments in Other Funds	—	79	—	79	—*
Preferred Stocks	3,624	7,348	—	10,972	0.3
Warrants & Rights	—	27,821	—	27,821	0.8
Short-Term Investments	—	113,307	—	113,307	3.3
Other Securities	—	132,661	—	132,661	3.8
Total Investments	328,303	3,211,513	3,066	3,542,882	101.6
Other Assets and Liabilities, Net					(1.6)
					100.0

Other Financial Instruments
Futures Contracts	(6,755)	—	—	(6,755)	(0.2)
Foreign Currency Exchange Contracts	27	7,783	—	7,810	0.2
Total Other Financial Instruments**	$(6,728)	$7,783	$—	$1,055

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 149

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

See accompanying notes which are an integral part of the financial statements.

150 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$17,837
Variation margin on futures contracts*	6,452	—
Total	$6,452	$17,837

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$13,207	$—
Unrealized depreciation on foreign currency exchange contracts	—	10,027
Total	$13,207	$10,027
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$80,447	$—
Foreign currency-related transactions**	—	(52,395)
Total	$80,447	$(52,395)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(16,904)	$—
Foreign currency-related transactions***	—	22,892
Total	$(16,904)	$22,892

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 151

Russell Investment Company
Russell International Developed Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands
Unaud
Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
		Amounts			of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value	$125,503	$	— $	125,503
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	17,837		—	17,837
Futures Contracts	Variation margin on futures contracts	1,938		—	1,938
Total		$145,278	$	— $	145,278

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments Received^		Net Amount
Bank of America	$1,946	$827		$1,119	$—
Bank of Montreal	1,031	396		—	635
Barclays	18,176	—		17,815	361
BNP Paribas	5	5		—	—
Citigroup	11,916	3,055		8,861	—
Commonwealth Bank of Australia	3	—		—	3
Credit Suisse	5,781	3,545		2,236	—
Deutsche Bank	1,430	2		1,428	—
Fidelity	2,598	—		2,598	—
Goldman Sachs	52,389	—		52,389	—
JPMorgan Chase	256	—		256	—
Merrill Lynch	8,632	—		8,632	—
Morgan Stanley	30,412	—		28,829	1,583
National Australia Bank	999	354		—	645
Standard Chartered	1,007	351		—	656
State Street	1,106	408		—	698
UBS	6,542	351		5,546	645
Westpac	1,049	363		—	686
Total	$145,278	$9,657		$129,709	$5,912

See accompanying notes which are an integral part of the financial statements.

152 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$2,832	$—	$2,832
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	10,027	—	10,027
Total	$12,859	$—	$12,859

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount

Bank of America	$827	$827	$—	$—
Bank of Montreal	396	396	—	—
Barclays	754	—	754	—
BNP Paribas	47	5	—	42
Brown Brothers Harriman	73	—	—	73
Citigroup	3,051	3,051	—	—
Credit Suisse	3,551	3,545	5	1
Deutsche Bank	166	2	—	164
Goldman Sachs	52	—	—	52
Morgan Stanley	2,078	—	—	2,078
National Australia Bank	354	354	—	—
Royal Bank of Canada	30	—	—	30
Standard Chartered	351	351	—	—
State Street	415	408	—	7
UBS	351	351	—	—
Westpac	363	363	—	—
Total	$12,859	$9,653	$759	$2,437

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 153

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Russell International Developed Markets Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,196,941
Investments, at fair value(*)(>)	3,542,882
Cash	177
Cash (restricted)(a)	28,974
Foreign currency holdings(^)	4,832
Unrealized appreciation on foreign currency exchange contracts	17,837
Receivables:
Dividends and interest	11,979
Dividends from affiliated Russell funds	11
Investments sold	35,545
Fund shares sold	4,509
Foreign capital gains taxes recoverable	4,339
Variation margin on futures contracts	1,938
Prepaid expenses	37
Total assets	3,653,060

Liabilities
Payables:
Due to broker (b)	5,240
Investments purchased	9,860
Fund shares redeemed	2,481
Accrued fees to affiliates	2,723
Other accrued expenses	394
Variation margin on futures contracts	2,832
Deferred capital gains tax liability	36
Unrealized depreciation on foreign currency exchange contracts	10,027
Payable upon return of securities loaned	132,661
Total liabilities	166,254

Net Assets	$3,486,806

See accompanying notes which are an integral part of the financial statements.

154 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$25,823
Accumulated net realized gain (loss)	(345,472)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	345,905
Futures contracts	(6,755)
Foreign currency-related transactions	7,819
Shares of beneficial interest	936
Additional paid-in capital	3,458,550
Net Assets	$3,486,806

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$37.20
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$39.47
Class A — Net assets	$31,802,584
Class A — Shares outstanding ($.01 par value)	854,930
Net asset value per share: Class C(#)	$37.24
Class C — Net assets	$36,991,618
Class C — Shares outstanding ($.01 par value)	993,364
Net asset value per share: Class E(#)	$37.26
Class E — Net assets	$86,491,906
Class E — Shares outstanding ($.01 par value)	2,321,213
Net asset value per share: Class I(#)	$37.29
Class I — Net assets	$708,869,259
Class I — Shares outstanding ($.01 par value)	19,009,625
Net asset value per share: Class S(#)	$37.24
Class S — Net assets	$ 2,590,181,868
Class S — Shares outstanding ($.01 par value)	69,549,461
Net asset value per share: Class Y(#)	$37.25
Class Y — Net assets	$32,461,321
Class Y — Shares outstanding ($.01 par value)	871,427
Amounts in thousands
(^) Foreign currency holdings - cost	$4,823
(*) Securities on loan included in investments	$125,503
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$245,968
(a) Cash Collateral for Futures	$28,974
(b) Due to Broker for Futures	$5,240
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 155

Russell Investment Company
Russell International Developed Markets Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$48,764
Dividends from affiliated Russell funds	113
Securities lending income	824
Less foreign taxes withheld	(4,231)
Total investment income	45,470

Expenses
Advisory fees	13,441
Administrative fees	912
Custodian fees	783
Distribution fees - Class A	37
Distribution fees - Class C	135
Transfer agent fees - Class A	30
Transfer agent fees - Class C	36
Transfer agent fees - Class E	80
Transfer agent fees - Class I	398
Transfer agent fees - Class S	2,399
Transfer agent fees - Class Y	14
Professional fees	88
Registration fees	93
Shareholder servicing fees - Class C	45
Shareholder servicing fees - Class E	101
Trustees’ fees	49
Printing fees	120
Miscellaneous	49
Total expenses	18,810
Net investment income (loss)	26,660

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	113,305
Futures contracts	80,447
Foreign currency-related transactions	(54,191)
Net realized gain (loss)	139,561
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	44,815
Futures contracts	(16,904)
Foreign currency-related transactions	23,486
Net change in unrealized appreciation (depreciation)	51,397
Net realized and unrealized gain (loss)	190,958
Net Increase (Decrease) in Net Assets from Operations	$217,618

See accompanying notes which are an integral part of the financial statements.

156 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,660	$88,685
Net realized gain (loss)	139,561	393,918
Net change in unrealized appreciation (depreciation)	51,397	(417,989)
Net increase (decrease) in net assets from operations	217,618	64,614

Distributions
From net investment income
Class A	(461)	(546)
Class C	(247)	(495)
Class E	(1,185)	(2,131)
Class I	(12,149)	(16,544)
Class S	(42,375)	(59,262)
Class Y	(18,425)	(33,976)
Net decrease in net assets from distributions	(74,842)	(112,954)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(758,481)	(1,018,548)
Total Net Increase (Decrease) in Net Assets	(615,705)	(1,066,888)

Net Assets
Beginning of period	4,102,511	5,169,399
End of period	$3,486,806	$4,102,511
Undistributed (overdistributed) net investment income included in net assets	$25,823	$74,005

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 157

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Russell International Developed Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	101	$3,612	172	$6,367
Proceeds from reinvestment of distributions	13	460	15	543
Payments for shares redeemed	(87)	(3,142)	(160)	(5,912)
Net increase (decrease)	27	930	27	998
Class C
Proceeds from shares sold	46	1,632	129	4,758
Proceeds from reinvestment of distributions	7	245	13	490
Payments for shares redeemed	(110)	(3,905)	(285)	(10,522)
Net increase (decrease)	(57)	(2,028)	(143)	(5,274)
Class E
Proceeds from shares sold	217	7,708	444	16,402
Proceeds from reinvestment of distributions	33	1,154	57	2,061
Payments for shares redeemed	(162)	(5,780)	(1,336)	(49,218)
Net increase (decrease)	88	3,082	(835)	(30,755)
Class I
Proceeds from shares sold	2,346	83,835	3,295	121,484
Proceeds from reinvestment of distributions	344	11,937	449	16,280
Payments for shares redeemed	(2,451)	(87,327)	(5,652)	(207,600)
Net increase (decrease)	239	8,445	(1,908)	(69,836)
Class S
Proceeds from shares sold	11,327	404,494	18,954	697,497
Proceeds from reinvestment of distributions	1,213	42,041	1,626	58,870
Payments for shares redeemed	(8,449)	(302,119)	(30,461)	(1,116,369)
Net increase (decrease)	4,091	144,416	(9,881)	(360,002)
Class Y
Proceeds from shares sold	77	2,669	492	18,057
Proceeds from reinvestment of distributions	532	18,425	939	33,976
Payments for shares redeemed	(25,757)	(934,420)	(16,375)	(605,712)
Net increase (decrease)	(25,148)	(913,326)	(14,944)	(553,679)
Total increase (decrease)	(20,760)	$(758,481)	(27,684)	$(1,018,548)

See accompanying notes which are an integral part of the financial statements.

158 Russell International Developed Markets Fund

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Russell Investment Company
Russell International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2015*	35.77	.22	1.76	1.98	(.55)	(.55)
October 31, 2014	36.30	.64	(.48)	.16	(.69)	(.69)
October 31, 2013	29.68	.49	6.67	7.16	(.54)	(.54)
October 31, 2012	28.67	.52	.89	1.41	(.40)	(.40)
October 31, 2011	31.14	.47	(2.55)	(2.08)	(.39)	(.39)
October 31, 2010	29.09	.34	2.67	3.01	(.96)	(.96)

Class C
April 30, 2015*	35.62	.09	1.77	1.86	(.24)	(.24)
October 31, 2014	36.15	.37	(.48)	(.11)	(.42)	(.42)
October 31, 2013	29.52	.24	6.67	6.91	(.28)	(.28)
October 31, 2012	28.46	.30	.90	1.20	(.14)	(.14)
October 31, 2011	30.85	.22	(2.49)	(2.27)	(.13)	(.13)
October 31, 2010	28.83	.12	2.65	2.77	(.75)	(.75)

Class E
April 30, 2015*	35.81	.22	1.76	1.98	(.53)	(.53)
October 31, 2014	36.33	.62	(.45)	.17	(.69)	(.69)
October 31, 2013	29.72	.49	6.68	7.17	(.56)	(.56)
October 31, 2012	28.72	.53	.90	1.43	(.43)	(.43)
October 31, 2011	31.19	.49	(2.55)	(2.06)	(.41)	(.41)
October 31, 2010	29.12	.37	2.68	3.05	(.98)	(.98)

Class I
April 30, 2015*	35.91	.28	1.77	2.05	(.67)	(.67)
October 31, 2014	36.43	.76	(.48)	.28	(.80)	(.80)
October 31, 2013	29.77	.60	6.70	7.30	(.64)	(.64)
October 31, 2012	28.78	.61	.89	1.50	(.51)	(.51)
October 31, 2011	31.23	.57	(2.54)	(1.97)	(.48)	(.48)
October 31, 2010	29.16	.44	2.69	3.13	(1.06)	(1.06)

Class S
April 30, 2015*	35.86	.27	1.75	2.02	(.64)	(.64)
October 31, 2014	36.38	.71	(.45)	.26	(.78)	(.78)
October 31, 2013	29.74	.57	6.69	7.26	(.62)	(.62)
October 31, 2012	28.75	.59	.89	1.48	(.49)	(.49)
October 31, 2011	31.19	.55	(2.53)	(1.98)	(.46)	(.46)
October 31, 2010	29.13	.42	2.66	3.08	(1.02)	(1.02)

Class Y
April 30, 2015*	35.90	.12	1.94	2.06	(.71)	(.71)
October 31, 2014	36.41	.79	(.46)	.33	(.84)	(.84)
October 31, 2013	29.76	.63	6.69	7.32	(.67)	(.67)
October 31, 2012	28.77	.65	.88	1.53	(.54)	(.54)
October 31, 2011	31.26	.60	(2.58)	(1.98)	(.51)	(.51)
October 31, 2010	29.18	.47	2.68	3.15	(1.07)	(1.07)

See accompanying notes which are an integral part of the financial statements.

160 Russell International Developed Markets Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

37.20	5.65	31,803	1.26	1.26	1.26	28
35.77	.43	29,619	1.25	1.25	1.74	74
36.30	24.47	29,088	1.24	1.24	1.51	89
29.68	5.04	22,905	1.24	1.24	1.83	65
28.67	(6.76)	22,963	1.24	1.24	1.51	74
31.14	10.61	23,702	1.24	1.24	1.18	91

37.24	5.27	36,992	2.01	2.01	.48	28
35.62	(.33)	37,426	2.00	2.00	1.00	74
36.15	23.53	43,136	1.99	1.99	.75	89
29.52	4.26	40,958	1.99	1.99	1.07	65
28.46	(7.34)	52,552	1.99	1.99	.72	74
30.85	9.80	69,576	1.99	1.99	.43	91

37.26	5.63	86,492	1.26	1.26	1.27	28
35.81	.46	79,957	1.25	1.25	1.69	74
36.33	24.48	111,467	1.24	1.23	1.51	89
29.72	5.11	89,772	1.24	1.19	1.87	65
28.72	(6.66)	89,952	1.24	1.16	1.58	74
31.19	10.75	96,680	1.24	1.13	1.29	91

37.29	5.81	708,869.93		.93	1.60	28
35.91	.76	674,127.92		.92	2.05	74
36.43	24.87	753,290.91		.91	1.84	89
29.77	5.40	672,661.91		.91	2.16	65
28.78	(6.39)	820,995.91		.91	1.81	74
31.23	11.01	923,019.91		.89	1.53	91

37.24	5.77	2,590,182	1.01	1.01	1.53	28
35.86	.69	2,347,214	1.00	1.00	1.92	74
36.38	24.76	2,740,707.99		.99	1.76	89
29.74	5.33	2,074,313.99		.99	2.10	65
28.75	(6.43)	1,905,604.99		.99	1.77	74
31.19	10.90	1,694,995.99		.99	1.45	91

37.25	5.89	32,461.81		.81	.69	28
35.90	.90	934,168.80		.80	2.15	74
36.41	24.99	1,491,711.79		.79	1.93	89
29.76	5.52	1,277,390.80		.80	2.30	65
28.77	(6.46)	1,722,957.81		.81	1.92	74
31.26	11.12	1,971,140.81		.81	1.64	91

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 161

Russell Investment Company Russell Global Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,073.70	$1,017.41
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$7.66	$7.45

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,070.80	$1,013.69
	Expenses Paid During Period*	$11.50	$11.18
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.24%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,075.00	$1,017.41
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$7.67	$7.45
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

162 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,075.20	$1,018.65
Expenses Paid During Period*	$6.38	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,077.20	$1,019.64
Expenses Paid During Period*	$5.36	$5.21

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Global Equity Fund 163

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.8%			ENN Energy Holdings, Ltd.	1,352,840	9,745
Australia - 0.7%					26,129
Amcor, Ltd. Class A	93,804	998
ASX, Ltd. - ADR	13,589	452	China - 0.4%
BHP Billiton, Ltd. - ADR	101,777	2,612	China Longyuan Power Group Corp.,
Brambles, Ltd.	121,338	1,037	Ltd. Class H	7,281,000	9,055
Commonwealth Bank of Australia - ADR	36,289	2,544	China Petroleum & Chemical Corp.
Flight Centre, Ltd.	3,883	133	Class H	4,099,600	3,869
Insurance Australia Group, Ltd.	164,817	755			12,924
New Hope Corp., Ltd.	17,327	30
Tatts Group, Ltd.	104,456	333	Denmark - 0.3%
Telstra Corp., Ltd.	334,437	1,645	DSV A/S	274,814	9,539
Washington H Soul Pattinson & Co., Ltd.	3,636	43	Tryg A/S	1,505	163
Wesfarmers, Ltd.	62,348	2,151			9,702
Woodside Petroleum, Ltd.	47,765	1,318
Woolworths, Ltd.	84,812	1,969	Finland - 0.4%
WorleyParsons, Ltd.	751,300	6,770	Caverion Corp.(Ñ)	291,645	2,875
		22,790	Kone OYJ Class B	144,046	6,209
			Sampo Oyj Class A	31,881	1,547
Austria - 0.0%			YIT OYJ(Ñ)	212,900	1,514
Oesterreichische Post AG	2,321	113			12,145

Belgium - 0.4%			France - 7.1%
Belgacom SA	10,078	376	BNP Paribas SA	725,759	45,695
Groupe Bruxelles Lambert SA	5,225	459	Christian Dior SE	30,968	6,072
Solvay SA	40,096	5,911	Cie Generale des Etablissements
UCB SA	82,263	5,924	Michelin Class B	65,500	7,296
		12,670	Danone SA(Ñ)	624,809	45,171
			Etablissements Maurel et Prom(Æ)	400,524	3,739
Bermuda - 0.1%			Euler Hermes Group	975	107
Axis Capital Holdings, Ltd.	7,859	409	Imerys SA	88,389	6,734
Catlin Group, Ltd.	26,367	287	IPSOS	120,876	3,568
China Hongxing Sports, Ltd.(Å)(Æ)	6,320,000	—	Legrand SA - ADR	397,118	22,943
Endurance Specialty Holdings, Ltd.	3,257	197	LVMH Moet Hennessy Louis Vuitton
PartnerRe, Ltd.	3,684	472	SE - ADR	176,822	30,918
REXLot Holdings, Ltd.(Ñ)	18,681,872	1,394	Metropole Television SA	4,679	98
VTech Holdings, Ltd.	11,800	164	PPR SA(Ñ)	110,974	20,501
		2,923	Renault SA	155,387	16,292
			Sanofi - ADR	139,298	14,166
Canada - 1.4%			Societe Television Francaise 1(Ñ)	8,693	152
Canadian Imperial Bank of Commerce(Þ)	1,082	87	Total SA	76,768	4,158
Canadian National Railway Co.(Æ)(Þ)	468,106	30,202	Transgene SA(Æ)(Ñ)	44,857	254
CI Financial Corp.	11,032	324			227,864
Crescent Point Energy Corp.(Ñ)	39,263	1,025
Genworth MI Canada, Inc.(Ñ)	2,782	81	Germany - 4.7%
Great-West Lifeco, Inc.(Þ)	20,379	625	Allianz SE	202,132	34,564
Husky Energy, Inc.	21,027	470	BASF SE(Ñ)	53,552	5,372
Intact Financial Corp.	9,252	713	Daimler AG	228,700	22,110
Keyera Corp.	12,214	430	Deutsche Annington Immobilien SE	226,747	7,672
Methanex Corp.	109,400	6,584	Deutsche Telekom AG	369,189	6,815
Pembina Pipeline Corp.	25,103	874	Freenet AG	179,900	5,871
Thomson Reuters Corp.	27,387	1,125	Hannover Rueck SE(Ñ)	80,361	8,212
Toronto Dominion Bank	53,552	2,472	Lanxess AG	124,792	6,700
Vermilion Energy, Inc.	7,453	359	Linde AG	169,136	33,146
		45,371	Muenchener Rueckversicherungs-
			Gesellschaft AG	38,116	7,480
Cayman Islands - 0.8%			Symrise AG	94,420	5,769
Alibaba Group Holding, Ltd. - ADR(Æ)	107,964	8,776	Wincor Nixdorf AG	101,563	3,864
Baidu, Inc. - ADR(Æ)	37,987	7,608

See accompanying notes which are an integral part of the financial statements.
164 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Zalando SE(Å)(Æ)	164,809	5,042	Toyota Motor Corp.	346,200	24,049
		152,617			125,208

Hong Kong - 0.8%			Jersey - 1.2%
Cathay Pacific Airways, Ltd.	2,016,800	5,194	Delphi Automotive PLC	152,600	12,666
China Resources Power Holdings Co.,			Glencore PLC(Æ)	5,209,200	24,806
Ltd.	1,131,600	3,418			37,472
CLP Holdings, Ltd.	138,402	1,213
Guangdong Investment, Ltd.	3,561,400	5,318	Luxembourg - 0.4%
Hang Seng Bank, Ltd.	51,093	996	Samsonite International SA	3,809,700	13,912
MTR Corp., Ltd.	96,000	473
Power Assets Holdings, Ltd.	7,243	73	Malaysia - 0.0%
Television Broadcasts, Ltd.	15,654	102	Malakoff Corp.(Æ)	257,300	130
Tencent Holdings, Ltd.(Æ)	368,500	7,611
		24,398	Netherlands - 3.4%
			Akzo Nobel NV	253,834	19,346
Hungary - 0.3%			CNH Industrial NV	2,818,000	24,811
21st Century Fox, Inc.(Æ)	274,274	9,347	Heineken NV	282,017	22,118
			Koninklijke Ahold NV(Æ)	64,702	1,250
India - 0.4%			Koninklijke Philips NV	647,589	18,497
Axis Bank, Ltd.(Æ)	687,749	6,136	Mylan NV(Æ)	178,602	12,906
Infosys, Ltd. - ADR(Ñ)	188,500	5,840	NXP Semiconductors NV(Æ)	108,940	10,471
		11,976			109,399

Ireland - 3.5%			New Zealand - 0.0%
Accenture PLC Class A	397,963	36,871	Auckland International Airport, Ltd.(Æ)	67,313	236
Actavis PLC(Æ)	68,146	19,276	Contact Energy, Ltd.	25,056	109
CRH PLC	227,114	6,369			345
Greencore Group PLC Class A	1,199,125	6,522
James Hardie Industries PLC	32,709	375	Norway - 0.6%
Medtronic PLC	559,861	41,681	DNB ASA	343,898	6,109
		111,094	SpareBank 1 SR-Bank ASA(Æ)(Ñ)	641,352	4,766
			TGS Nopec Geophysical Co. ASA - ADR	7,433	189
Israel - 0.2%			Yara International ASA	145,300	7,440
Teva Pharmaceutical Industries, Ltd.					18,504
- ADR	123,600	7,468
			Portugal - 0.2%
Italy - 0.4%			Energias de Portugal SA	1,516,300	6,069
Enel SpA	1,299,293	6,146
Trevi Finanziaria Industriale SpA(Ñ)	1,800,905	5,239	Russia - 0.2%
		11,385	Gazprom OAO - ADR(Æ)	173,026	1,025
			Gazprom OAO - ADR	67,231	395
Japan - 3.9%			Rosneft OAO - GDR(Æ)	515,691	2,547
Asahi Group Holdings, Ltd.	197,500	6,334	Rosneft Oil Co. - GDR	95,700	473
Canon, Inc.	67,800	2,419	Sberbank of Russia - ADR	241,400	1,434
Daito Trust Construction Co., Ltd.	6,200	720			5,874
Daiwa Securities Group, Inc.	2,868,000	23,749
Eisai Co., Ltd.	124,300	8,283	Singapore - 0.3%
Honda Motor Co., Ltd.	133,600	4,517	ComfortDelGro Corp., Ltd.	155,000	359
Japan Tobacco, Inc.	75,100	2,628	SATS, Ltd.	46,000	111
Kakaku.com, Inc.(Ñ)	448,400	6,941	Sembcorp Industries, Ltd.	163,189	5,306
KDDI Corp.	255,900	6,047	SIA Engineering Co., Ltd.	18,000	57
Mitsui Fudosan Co., Ltd.	240,000	7,110	Singapore Exchange, Ltd.	56,000	360
NTT DOCOMO, Inc.	103,900	1,846	Singapore Press Holdings, Ltd.	117,000	370
Ono Pharmaceutical Co., Ltd.	67,240	7,255	Singapore Telecommunications, Ltd.	582,100	1,937
Sankyo Co., Ltd.	3,500	132	StarHub, Ltd.	41,000	131
Showa Denko KK	4,026,000	5,503	United Overseas Bank, Ltd.	77,900	1,438
Sumco Corp.(Ñ)	623,200	9,436			10,069
Sumitomo Mitsui Financial Group, Inc.	141,800	6,184
Takeda Pharmaceutical Co., Ltd.	40,000	2,055

			See accompanying notes which are an integral part of the financial statements.
				Russell Global Equity Fund 165

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
South Africa - 0.1%			BAE Systems PLC	238,584	1,857
Sasol, Ltd. - ADR	108,993	4,400	Barclays PLC	4,480,453	17,541
			Barratt Developments PLC	964,766	7,679
South Korea - 1.9%			BBA Aviation PLC	770,487	4,056
BNK Financial Group, Inc.	250,584	3,737	Bellway PLC	198,487	6,062
DGB Financial Group, Inc.	8,435	95	BHP Billiton PLC - ADR(Ñ)	98,900	4,777
Hyundai Motor Co.	20,371	3,198	BP PLC	2,202,826	15,894
Samsung Electronics Co., Ltd.	39,859	52,276	British American Tobacco PLC	43,206	2,376
Shinhan Financial Group Co., Ltd.	79,010	3,239	Centrica PLC(Ñ)	359,155	1,404
		62,545	Diageo PLC	1,681,293	46,698
			Experian PLC	989,200	17,686
Spain - 0.0%			GlaxoSmithKline PLC - ADR	211,388	4,890
Bolsas y Mercados Espanoles SA	5,856	262	Hiscox, Ltd.(Æ)	20,372	257
Tecnicas Reunidas SA(Æ)	2,279	106	Imperial Tobacco Group PLC	91,634	4,480
Zardoya Otis SA	12,257	158	International Game Technology PLC(Æ)
		526	(Ñ)	247,216	5,033
Sweden - 1.2%			Marks & Spencer Group PLC	660,973	5,599
Duni AB	260,200	3,978	Next PLC	11,686	1,316
Investor AB Class B	154,942	6,317	Nomad Holdings Ltd.(Æ)(Þ)	228,200	2,712
Loomis AB Class B	188,660	6,040	Persimmon PLC Class A(Æ)	308,981	8,044
Nordea Bank AB	997,500	12,613	Reckitt Benckiser Group PLC	370,951	33,124
Skanska AB Class B	26,782	596	Rexam PLC(Æ)	752,554	6,683
Svenska Handelsbanken AB Class A	181,539	8,351	Scottish & Southern Energy PLC	4,303	102
		37,895	Sky PLC	72,983	1,205
			Standard Chartered PLC	258,914	4,234
Switzerland - 6.8%			Taylor Wimpey PLC	2,984,111	7,586
ACE, Ltd.	19,835	2,122	Tesco PLC	1,139,600	3,851
Adecco SA(Æ)	109,400	8,969	Tullow Oil PLC	437,523	2,780
Allied World Assurance Co. Holdings	7,187	296			242,291
Banque Cantonale Vaudoise	207	122
Cie Financiere Richemont SA	442,422	39,496	United States - 43.1%
Credit Suisse Group AG(Æ)	1,134,387	30,056	3M Co.	158,582	24,801
GAM Holding AG(Æ)	11,817	267	Acuity Brands, Inc.	42,447	7,086
Holcim, Ltd.(Æ)	206,500	16,680	Advance Auto Parts, Inc.	57,391	8,207
Julius Baer Group, Ltd.(Æ)	580,284	30,609	AECOM(Æ)	318,116	10,040
Kuehne & Nagel International AG	115,997	17,440	Aetna, Inc.	88,900	9,501
Nestle SA	472,038	36,810	Akamai Technologies, Inc.(Æ)	168,440	12,427
Novartis AG	238,497	24,641	ALLETE, Inc.	107,400	5,402
SGS SA	374	728	Altria Group, Inc.	45,726	2,289
Swisscom AG	1,749	1,044	Amazon.com, Inc.(Æ)	39,584	16,696
Syngenta AG	6,355	2,136	American Financial Group, Inc.	5,285	334
TE Connectivity, Ltd.	131,284	8,737	American International Group, Inc.	581,938	32,757
		220,153	American Tower Corp. Class A(ö)	104,095	9,840
			Ameris Bancorp	256,400	6,407
Taiwan - 0.9%			Analog Devices, Inc.	24,761	1,531
Catcher Technology Co., Ltd.	470,000	5,504	Anthem, Inc.	117,700	17,764
Largan Precision Co., Ltd.	97,000	9,704	Apache Corp.	64,400	4,405
Taiwan Semiconductor Manufacturing			Apigee Corp.(Æ)	15,500	224
Co., Ltd. - ADR	589,000	14,395	Apple, Inc.	407,299	50,973
		29,603	Astoria Financial Corp.	470,600	6,198
			Automatic Data Processing, Inc.	25,824	2,183
Thailand - 0.2%			AVX Corp.	3,396	47
Thai Oil PCL	3,108,400	5,505	Bank of America Corp.	969,400	15,443
			Bank of Hawaii Corp.	3,240	196
United Kingdom - 7.5%			Becton Dickinson and Co.	70,219	9,892
Admiral Group PLC	11,002	263	Bed Bath & Beyond, Inc.(Æ)	54,000	3,805
Amec Foster Wheeler PLC - GDR	30,857	434	BlackRock, Inc. Class A	35,561	12,942
Amlin PLC	36,462	256	Blueprint Medicines Corp.(Æ)	4,400	83
Aon PLC	144,500	13,905	Bristol-Myers Squibb Co.	350,801	22,357
AstraZeneca PLC - ADR(Æ)	137,954	9,507
See accompanying notes which are an integral part of the financial statements.
166 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Brookline Bancorp, Inc.	572,276	6,163	Mercury General Corp.	1,960	108
Brooks Automation, Inc.	628,477	6,762	Meritage Homes Corp.(Æ)	119,900	5,128
CA, Inc.	22,544	716	MetLife, Inc.	142,700	7,319
Carter's, Inc.	73,500	7,340	Microchip Technology, Inc.	14,113	673
Caterpillar, Inc.	80,200	6,968	Microsoft Corp.	819,603	39,865
Chevron Corp.	27,236	3,025	National Oilwell Varco, Inc.	155,700	8,472
Chubb Corp. (The)	60,100	5,911	Netflix, Inc.(Æ)	18,585	10,343
Cigna Corp.	64,400	8,027	NextEra Energy, Inc.	62,000	6,258
Cincinnati Financial Corp.	11,512	583	Occidental Petroleum Corp.	25,148	2,014
Citigroup, Inc.	378,400	20,176	Oracle Corp.	600,966	26,214
Clorox Co. (The)	9,072	962	PepsiCo, Inc.	1,920	183
Coca-Cola Co. (The)	58,034	2,354	Pfizer, Inc.	92,730	3,146
Corning, Inc.	646,900	13,540	Philip Morris International, Inc.	30,463	2,543
CoStar Group, Inc.(Æ)	50,916	10,409	Platform Specialty Products Corp.(Æ)	451,075	12,152
Cummins, Inc.	13,935	1,927	Praxair, Inc.	216,867	26,443
Danaher Corp.	113,050	9,256	ProAssurance Corp.	4,329	195
DigitalGlobe, Inc.(Æ)	305,125	9,816	Procter & Gamble Co. (The)	35,538	2,826
Dime Community Bancshares, Inc.	309,300	4,924	Progressive Corp. (The)	44,706	1,192
Dominion Resources, Inc.	2,612	187	Public Storage(ö)	10,341	1,943
DR Horton, Inc.	641,300	16,289	QUALCOMM, Inc.	39,391	2,679
Dr Pepper Snapple Group, Inc.	14,978	1,117	Quest Diagnostics, Inc.	85,300	6,092
DSW, Inc. Class A	5,478	199	Questar Corp.	12,772	299
Eli Lilly & Co.	20,351	1,463	Rayonier, Inc.(ö)	8,254	211
Emerson Electric Co.	36,933	2,173	Raytheon Co.	20,281	2,109
Envision Healthcare Holdings, Inc.(Æ)	158,114	6,002	Regal Entertainment Group Class A(Ñ)	138,585	3,049
Erie Indemnity Co. Class A	1,782	147	Reynolds American, Inc.	23,477	1,721
Exxon Mobil Corp.	43,107	3,766	RPC, Inc.(Ñ)	4,484	71
Facebook, Inc. Class A(Æ)	125,331	9,872	Ryland Group, Inc. (The)	112,200	4,625
FairPoint Communications, Inc.(Æ)(Ñ)	200,904	3,962	SanDisk Corp.	54,700	3,662
Fortune Brands Home & Security, Inc.	166,938	7,445	Southwest Bancorp, Inc.	364,200	6,275
Franklin Resources, Inc.	257,002	13,251	St. Jude Medical, Inc.	179,000	12,539
Frontier Communications Corp.	1,072,400	7,357	State Street Corp.	395,945	30,535
General Dynamics Corp.	110,200	15,133	SunTrust Banks, Inc.	105,000	4,357
General Electric Co.	281,500	7,623	T Rowe Price Group, Inc.	6,311	512
General Motors Co.	632,500	22,175	Texas Instruments, Inc.	38,846	2,106
Genuine Parts Co.	2,529	227	Thermo Fisher Scientific, Inc.	299,722	37,669
GoDaddy, Inc. Class A(Æ)(Ñ)	7,600	190	Tiffany & Co.	62,239	5,445
Goldman Sachs Group, Inc. (The)	41,600	8,171	Time Warner, Inc.	456,889	38,566
Google, Inc. Class C(Æ)	48,206	26,352	Travelers Cos., Inc. (The)	20,400	2,063
Halliburton Co.	124,000	6,070	United Parcel Service, Inc. Class B	301,171	30,277
Helmerich & Payne, Inc.	6,790	529	United Technologies Corp.	302,926	34,458
Hewlett-Packard Co.	168,100	5,542	UnitedHealth Group, Inc.	156,200	17,401
Home Depot, Inc.	24,676	2,640	Verizon Communications, Inc.	124,700	6,290
Honeywell International, Inc.	359,233	36,254	Visa, Inc. Class A	761,900	50,323
Independent Bank Corp.(Ñ)	144,292	6,020	Wal-Mart Stores, Inc.	124,770	9,738
Intel Corp.	1,264,606	41,163	Walt Disney Co. (The)	401,546	43,656
International Bancshares Corp.	192,518	5,002	Waters Corp.(Æ)	186,182	23,308
International Business Machines Corp.	45,541	7,801	Webster Financial Corp.	241,800	8,664
JM Smucker Co. (The)	64,510	7,478	Wells Fargo & Co.	430,100	23,698
Johnson & Johnson	144,574	14,342	Western Union Co. (The)(Ñ)	395,700	8,025
JPMorgan Chase & Co.	578,400	36,590	Whirlpool Corp.	32,561	5,718
Kimberly-Clark Corp.	19,343	2,122	Wisconsin Energy Corp.	15,899	781
Lennar Corp. Class A	138,900	6,362	Workday, Inc. Class A(Æ)	140,292	12,796
Lockheed Martin Corp.	11,442	2,135	Xerox Corp.	431,100	4,958
Marathon Oil Corp.	172,100	5,352	Zillow Group, Inc. Class A(Æ)(Ñ)	65,797	6,424
Marathon Petroleum Corp.	80,800	7,964			1,383,225
MasterCard, Inc. Class A	125,500	11,321
McDonald's Corp.	19,753	1,907	Total Common Stocks
Merck & Co., Inc.	45,738	2,724	(cost $2,262,383)		3,014,041

			See accompanying notes which are an integral part of the financial statements.
				Russell Global Equity Fund 167

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$

	Preferred Stocks - 0.8%
	Brazil - 0.2%
	Investimentos Itau SA	1,738,375		6,122

	Germany - 0.6%
	Porsche Automobil Holding SE	72,108		6,891
	Volkswagen AG	44,700		11,588
				18,479

	Total Preferred Stocks
	(cost $21,978)			24,601

	Warrants & Rights - 0.0%
	United Kingdom - 0.0%
	Nomad Holdings Ltd.(Æ)
	2017 Warrants	228,200		125

	Total Warrants & Rights
	(cost $2)			125

Short -Term Investments - 4.7%
	United States - 4.7%
	Russell U.S. Cash Management Fund	150,916,014	(∞)	150,916
	Total Short-Term Investments
	(cost $150,916)			150,916

	Other Securities - 3.2%
	Russell U.S. Cash Collateral Fund(×)	104,183,738	(∞)	104,184
	Total Other Securities
	(cost $104,184)			104,184

	Total Investments 102.5%
	(identified cost $2,539,463)			3,293,867

	Other Assets and Liabilities, Net
-	(2.5%)			(80,983)
	Net Assets - 100.0%			3,212,884

See accompanying notes which are an integral part of the financial statements.

168 Russell Global Equity Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.2%
China Hongxing Sports, Ltd.		08/27/10	SGD	6,320,000		—	765	—
Zalando SE		09/30/14	EUR	164,809		31.93	5,263	5,042
								5,042
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
CAC 40 Index Futures			204	EUR	10,225	05/15		(386)
DAX Index Futures			35	EUR	10,053	06/15		(424)
EURO STOXX 50 Index Futures			195	EUR	6,958	06/15		(84)
FTSE 100 Index Futures			121	GBP	8,384	06/15		184
Hang Seng Index Futures			15	HKD	21,079	05/15		(23)
NIKKEI Index Futures			779	JPY	7,560,195	06/15		2,824
OMXS 30 Index Futures			113	SEK	18,309	05/15		(85)
S&P 400 E-Mini Index Futures			53	USD	7,931	06/15		(25)
S&P 500 E-Mini Index Futures			1,518	USD	157,789	06/15		1,899
S&P/TSX 60 Index Futures			44	CAD	7,785	06/15		114
SPI 200 Index Futures			41	AUD	5,901	06/15		(109)
TOPIX Index Futures			106	JPY	1,683,810	06/15		145
Short Positions
EURO STOXX 50 Index Futures			2,462	EUR	87,844	06/15		1,156
MSCI Emerging Markets Mini Index Futures			618	USD	32,096	06/15		(3,077)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								2,109

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	167		AUD	220	06/17/15		6
Bank of America	USD	233		AUD	300	06/17/15		4
Bank of America	USD	320		AUD	400	06/17/15		(4)
Bank of America	USD	115		CAD	146	06/17/15		6
Bank of America	USD	245		CAD	300	06/17/15		3
Bank of America	USD	333		CAD	400	06/17/15		(1)
Bank of America	USD	170		EUR	153	05/04/15		1
Bank of America	USD	680		EUR	610	05/04/15		5
Bank of America	USD	2,095		EUR	1,879	05/04/15		15
Bank of America	USD	2,166		EUR	2,000	06/17/15		81
Bank of America	USD	2,182		EUR	2,000	06/17/15		65
Bank of America	USD	2,223		EUR	2,000	06/17/15		24
Bank of America	USD	4,191		EUR	3,920	06/17/15		214
Bank of America	USD	294		GBP	199	06/17/15		11
Bank of America	USD	449		GBP	300	06/17/15		11
Bank of America	USD	771		GBP	500	06/17/15		(4)
Bank of America	USD	129		HKD	1,000	06/17/15		—
Bank of America	USD	258		HKD	2,000	06/17/15		—
Bank of America	USD	421		JPY	50,000	06/17/15		(2)
Bank of America	USD	841		JPY	100,000	06/17/15		(3)
Bank of America	USD	1,328		JPY	160,227	06/17/15		14
Bank of America	USD	120		SEK	1,000	06/17/15		—
Bank of America	USD	236		SEK	2,041	06/17/15		9

		See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	100	USD	76	06/17/15	(3)
Bank of America	AUD	100	USD	80	06/17/15	1
Bank of America	AUD	200	USD	157	06/17/15	(1)
Bank of America	AUD	200	USD	157	06/17/15	(1)
Bank of America	AUD	200	USD	156	06/17/15	(2)
Bank of America	CAD	100	USD	83	06/17/15	—
Bank of America	CAD	200	USD	160	06/17/15	(6)
Bank of America	CAD	200	USD	164	06/17/15	(1)
Bank of America	CAD	300	USD	240	06/17/15	(9)
Bank of America	CAD	300	USD	237	06/17/15	(12)
Bank of America	EUR	100	USD	108	06/17/15	(5)
Bank of America	EUR	200	USD	219	06/17/15	(6)
Bank of America	EUR	300	USD	326	06/17/15	(11)
Bank of America	EUR	1,000	USD	1,098	06/17/15	(25)
Bank of America	EUR	1,000	USD	1,097	06/17/15	(27)
Bank of America	EUR	1,200	USD	1,294	06/17/15	(54)
Bank of America	EUR	12,151	USD	12,990	06/17/15	(661)
Bank of America	GBP	100	USD	153	06/17/15	—
Bank of America	GBP	200	USD	297	06/17/15	(10)
Bank of America	GBP	300	USD	448	06/17/15	(12)
Bank of America	HKD	163	USD	21	06/17/15	—
Bank of America	HKD	1,000	USD	129	06/17/15	—
Bank of America	HKD	1,000	USD	129	06/17/15	—
Bank of America	HKD	1,000	USD	129	06/17/15	—
Bank of America	HKD	1,000	USD	129	06/17/15	—
Bank of America	JPY	30,000	USD	251	06/17/15	(1)
Bank of America	JPY	30,000	USD	252	06/17/15	1
Bank of America	JPY	40,000	USD	334	06/17/15	(1)
Bank of America	SEK	300	USD	35	06/17/15	(1)
Bank of America	SEK	1,000	USD	118	06/17/15	(2)
Bank of America	SEK	1,000	USD	116	06/17/15	(4)
Bank of Montreal	USD	2,738	AUD	3,621	06/17/15	120
Bank of Montreal	USD	2,924	EUR	2,757	06/17/15	174
Bank of Montreal	EUR	1,200	USD	1,277	06/17/15	(71)
Bank of Montreal	EUR	15,690	USD	16,639	06/17/15	(989)
Bank of New York	AUD	600	USD	454	06/17/15	(19)
Bank of New York	CAD	750	USD	600	06/17/15	(21)
Bank of New York	EUR	600	USD	636	06/17/15	(38)
Bank of New York	EUR	2,300	USD	2,517	06/17/15	(66)
Bank of New York	GBP	750	USD	1,116	06/17/15	(35)
Bank of New York	HKD	1,000	USD	129	06/17/15	—
Bank of New York	JPY	40,000	USD	330	06/17/15	(5)
Bank of New York	JPY	140,000	USD	1,172	06/17/15	(1)
Bank of New York	SEK	1,200	USD	140	06/17/15	(4)
BNP Paribas	USD	2,705	AUD	3,500	06/17/15	58
BNP Paribas	USD	3,569	CAD	4,500	06/17/15	159
BNP Paribas	USD	14,193	EUR	13,000	06/17/15	413
BNP Paribas	USD	6,691	GBP	4,500	06/17/15	214
BNP Paribas	USD	1,547	HKD	12,000	06/17/15	1
BNP Paribas	USD	7,566	JPY	900,000	06/17/15	(25)
BNP Paribas	USD	1,169	SEK	10,000	06/17/15	32
BNP Paribas	AUD	200	USD	157	06/17/15	(1)
BNP Paribas	CAD	300	USD	248	06/17/15	(1)
BNP Paribas	EUR	1,300	USD	1,416	06/17/15	(44)
BNP Paribas	GBP	300	USD	457	06/17/15	(4)
BNP Paribas	HKD	1,000	USD	129	06/17/15	—
BNP Paribas	JPY	100,000	USD	840	06/17/15	2
Brown Brothers Harriman	USD	2,997	EUR	2,696	05/04/15	30
Brown Brothers Harriman	USD	145	EUR	129	05/05/15	—
Brown Brothers Harriman	USD	1,533	GBP	999	05/05/15	—
Brown Brothers Harriman	AUD	100	USD	77	06/17/15	(2)
Brown Brothers Harriman	CHF	60	USD	64	05/04/15	—

See accompanying notes which are an integral part of the financial statements.

170 Russell Global Equity Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	CHF	2,664	USD	2,854	05/05/15	(2)
Brown Brothers Harriman	EUR	1,000	USD	1,073	06/17/15	(50)
Brown Brothers Harriman	GBP	300	USD	451	06/17/15	(9)
Brown Brothers Harriman	HKD	1,000	USD	129	06/17/15	—
Brown Brothers Harriman	JPY	16,729	USD	141	05/07/15	—
Brown Brothers Harriman	JPY	10,000	USD	83	06/17/15	—
Citigroup	USD	265	AUD	350	06/17/15	11
Citigroup	USD	315	CAD	400	06/17/15	16
Citigroup	USD	1,928	EUR	1,800	06/17/15	96
Citigroup	USD	753	GBP	500	06/17/15	14
Citigroup	USD	193	HKD	1,500	06/17/15	—
Citigroup	USD	661	JPY	80,000	06/17/15	9
Citigroup	USD	117	SEK	1,000	06/17/15	3
Citigroup	EUR	1,200	USD	1,305	06/17/15	(43)
Commonwealth Bank of Australia	USD	802	HKD	6,227	06/17/15	1
Deutsche Bank	USD	300	EUR	268	05/05/15	1
Deutsche Bank	USD	301	EUR	269	05/05/15	1
Deutsche Bank	USD	2,636	EUR	2,400	06/17/15	60
JPMorgan Chase	USD	2,514	EUR	2,300	06/17/15	70
Morgan Stanley	USD	59	CAD	70	05/01/15	(1)
National Australia Bank	USD	2,924	EUR	2,757	06/17/15	174
National Australia Bank	USD	7,453	JPY	903,135	06/17/15	114
National Australia Bank	EUR	15,690	USD	16,638	06/17/15	(989)
Northern Trust	USD	136	SGD	181	05/05/15	—
Northern Trust	EUR	19	USD	21	05/04/15	—
Royal Bank of Canada	USD	2,835	EUR	2,600	06/17/15	86
Standard Chartered	USD	3,759	CAD	4,783	06/17/15	203
Standard Chartered	USD	2,923	EUR	2,757	06/17/15	175
Standard Chartered	USD	802	HKD	6,227	06/17/15	1
Standard Chartered	EUR	15,690	USD	16,632	06/17/15	(996)
State Street	USD	230	AUD	300	06/17/15	7
State Street	USD	317	CAD	400	06/17/15	14
State Street	USD	598	EUR	533	05/05/15	1
State Street	USD	528	EUR	500	06/17/15	34
State Street	USD	1,066	EUR	1,000	06/17/15	57
State Street	USD	588	GBP	400	06/17/15	26
State Street	USD	247	JPY	30,000	06/17/15	4
State Street	USD	829	JPY	100,000	06/17/15	8
State Street	USD	658	KRW	702,735	05/04/15	(2)
State Street	USD	114	SEK	1,000	06/17/15	6
State Street	AUD	100	USD	75	06/17/15	(3)
State Street	AUD	200	USD	153	06/17/15	(5)
State Street	AUD	700	USD	538	06/17/15	(15)
State Street	CAD	100	USD	80	06/17/15	(3)
State Street	CAD	200	USD	158	06/17/15	(7)
State Street	CAD	1,000	USD	813	06/17/15	(15)
State Street	CHF	33,346	USD	33,313	06/17/15	(2,486)
State Street	EUR	19	USD	21	05/04/15	—
State Street	EUR	940	USD	1,053	06/17/15	(3)
State Street	EUR	1,000	USD	1,089	06/17/15	(34)
State Street	EUR	1,000	USD	1,087	06/17/15	(37)
State Street	EUR	3,000	USD	3,224	06/17/15	(147)
State Street	GBP	100	USD	148	06/17/15	(5)
State Street	GBP	300	USD	454	06/17/15	(7)
State Street	GBP	1,000	USD	1,492	06/17/15	(42)
State Street	HKD	800	USD	103	06/17/15	—
State Street	HKD	1,000	USD	129	06/17/15	—
State Street	HKD	2,000	USD	258	06/17/15	—
State Street	JPY	10,224	USD	86	05/01/15	—
State Street	JPY	20,000	USD	165	06/17/15	(2)
State Street	JPY	50,000	USD	418	06/17/15	(1)
State Street	JPY	200,000	USD	1,672	06/17/15	(4)

		See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
State Street	SEK		1,000	USD	116	06/17/15	(4)
State Street	SEK		2,000	USD	231	06/17/15	(9)
UBS	USD		2,924	EUR	2,757	06/17/15	174
UBS	USD		7,694	GBP	5,135	06/17/15	186
UBS	EUR		15,690	USD	16,640	06/17/15	(988)
Wespac	USD		2,917	EUR	2,757	06/17/15	181
Wespac	USD		1,074	SEK	9,253	06/17/15	37
Wespac	EUR		15,690	USD	16,597	06/17/15	(1,032)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(5,692)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value

Portfolio Summary	Level 1		Level 2		Level 3	Total	% of Net Assets
Common Stocks
Australia	$—		$22,790		$—	$22,790	0.7
Austria	—		113		—	113	—*
Belgium	—		12,670		—	12,670	0.4
Bermuda	1,078		1,558		287	2,923	0.1
Canada	45,371		—		—	45,371	1.4
Cayman Islands	16,384		9,745		—	26,129	0.8
China	—		12,924		—	12,924	0.4
Denmark	—		9,702		—	9,702	0.3
Finland	—		12,145		—	12,145	0.4
France	—		227,864		—	227,864	7.1
Germany	—		152,617		—	152,617	4.7
Hong Kong	—		24,398		—	24,398	0.8
Hungary	9,347		—		—	9,347	0.3
India	5,840		6,136		—	11,976	0.4
Ireland	97,828		13,266		—	111,094	3.5
Israel	7,468		—		—	7,468	0.2
Italy	—		11,385		—	11,385	0.4
Japan	—		125,208		—	125,208	3.9
Jersey	12,666		24,806		—	37,472	1.2
Luxembourg	—		13,912		—	13,912	0.4
Malaysia	130		—		—	130	—*
Netherlands	23,377		86,022		—	109,399	3.4
New Zealand	—		345		—	345	—*
Norway	—		18,504		—	18,504	0.6
Portugal	—		6,069		—	6,069	0.2
Russia	2,942		2,932		—	5,874	0.2
Singapore	—		10,069		—	10,069	0.3
South Africa	—		4,400		—	4,400	0.1
South Korea	—		62,545		—	62,545	1.9
Spain	—		526		—	526	—*
Sweden	—		37,895		—	37,895	1.2
Switzerland	11,155		208,998		—	220,153	6.8
Taiwan	14,395		15,208		—	29,603	0.9
Thailand	—		5,505		—	5,505	0.2
United Kingdom	23,715		215,864		2,712	242,291	7.5
United States	1,383,225		—		—	1,383,225	43.1
Preferred Stocks	6,122		18,479		—	24,601	0.8
Warrants & Rights	—		—		125	125	—*
Short-Term Investments	—		150,916		—	150,916	4.7
Other Securities	—		104,184		—	104,184	3.2
Total Investments	1,661,043		1,629,700		3,124	3,293,867	102.5

See accompanying notes which are an integral part of the financial statements.

172 Russell Global Equity Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Other Assets and Liabilities, Net					(2.5)
					100.0

Other Financial Instruments
Futures Contracts	2,109	—	—	2,109	0.1
Foreign Currency Exchange Contracts	48	(5,740)	—	(5,692)	(0.2)
Total Other Financial Instruments**	$2,157	$(5,740)	$—	$(3,583)

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 173

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Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$3,444
Variation margin on futures contracts*	6,322	—
Total	$6,322	$3,444

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$4,213	$—
Unrealized depreciation on foreign currency exchange contracts	—	9,136
Total	$4,213	$9,136
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$23,890	$—
Foreign currency-related transactions**	—	19,951
Total	$23,890	$19,951

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(17,891)	$—
Foreign currency-related transactions***	—	(11,282)
Total	$(17,891)	$(11,282)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

174 Russell Global Equity Fund

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Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
		Amounts			of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value	$99,666	$	— $	99,666
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	3,444		—	3,444
Futures Contracts	Variation margin on futures contracts	590		—	590
Total		$103,700	$	— $	103,700

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$473	$451		$—	$22
Bank of Montreal	294	294		—	—
Barclays	5,911	—		5,911	—
BNP Paribas	879	75		—	804
Brown Brothers Harriman	27	—		—	27
Citigroup	2,340	43		2,191	106
Commonwealth Bank of Australia	1	—		—	1
Credit Suisse	7,274	—		7,274	—
Deutsche Bank	5,920	—		5,858	62
Fidelity	14,129	—		14,129	—
Goldman Sachs	40,144	—		40,144	—
JPMorgan Chase	468	—		398	70
Morgan Stanley	19,299	—		18,709	590
National Australia Bank	288	288		—	—
Royal Bank of Canada	86	—		—	86
Standard Chartered	379	379		—	—
State Street	158	157		—	1
UBS	5,412	360		5,052	—
Westpac	218	218		—	—
Total	$103,700	$2,265		$99,666	$1,769

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 175

Russell Investment Company
Russell Global Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
		Amounts		of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities		Liabilities
Futures Contracts	Variation margin on futures contracts	$3,481	$	— $	3,481
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	9,136		—	9,136
Total		$12,617	$	— $	12,617

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$871	$451		$—	$420
Bank of Montreal	1,060	294		—	766
Bank of New York	189	—		—	189
BNP Paribas	75	75		—	—
Brown Brothers Harriman	64	—		—	64
Citigroup	43	43		—	—
Morgan Stanley	3,482	—		3,482	—
National Australia Bank	990	288		—	702
Standard Chartered	996	379		—	617
State Street	2,828	157		—	2,671
UBS	988	360		—	628
Westpac	1,031	218		—	813
Total	$12,617	$2,265		$3,482	$6,870

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

176 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,539,463
Investments, at fair value(*)(>)	3,293,867
Cash (restricted)(a)	24,800
Foreign currency holdings(^)	1,707
Unrealized appreciation on foreign currency exchange contracts	3,444
Receivables:
Dividends and interest	5,553
Dividends from affiliated Russell funds	13
Investments sold	16,761
Fund shares sold	2,082
Foreign capital gains taxes recoverable	2,062
Variation margin on futures contracts	590
Prepaid expenses	32
Total assets	3,350,911

Liabilities
Payables:
Investments purchased	12,687
Fund shares redeemed	5,263
Accrued fees to affiliates	3,070
Other accrued expenses	206
Variation margin on futures contracts	3,481
Unrealized depreciation on foreign currency exchange contracts	9,136
Payable upon return of securities loaned	104,184
Total liabilities	138,027

Net Assets	$3,212,884

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 177

Russell Investment Company
Russell Global Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,351)
Accumulated net realized gain (loss)	186,825
Unrealized appreciation (depreciation) on:
Investments	754,404
Futures contracts	2,109
Foreign currency-related transactions	(5,708)
Shares of beneficial interest	2,707
Additional paid-in capital	2,273,898
Net Assets	$3,212,884

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.82
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.54
Class A — Net assets	$13,970,006
Class A — Shares outstanding ($.01 par value)	1,181,416
Net asset value per share: Class C(#)	$11.70
Class C — Net assets	$14,960,331
Class C — Shares outstanding ($.01 par value)	1,278,517
Net asset value per share: Class E(#)	$11.84
Class E — Net assets	$52,309,297
Class E — Shares outstanding ($.01 par value)	4,418,683
Net asset value per share: Class S(#)	$11.86
Class S — Net assets	$ 2,195,752,312
Class S — Shares outstanding ($.01 par value)	185,088,896
Net asset value per share: Class Y(#)	$11.88
Class Y — Net assets	$935,892,167
Class Y — Shares outstanding ($.01 par value)	78,779,597
Amounts in thousands
(^) Foreign currency holdings - cost	$1,653
(*) Securities on loan included in investments	$99,666
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$255,100
(a) Cash Collateral for Futures	$24,800
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

178 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$36,219
Dividends from affiliated Russell funds	50
Securities lending income	864
Less foreign taxes withheld	(2,006)
Total investment income	35,127

Expenses
Advisory fees	15,490
Administrative fees	775
Custodian fees	349
Distribution fees - Class A	16
Distribution fees - Class C	55
Transfer agent fees - Class A	13
Transfer agent fees - Class C	15
Transfer agent fees - Class E	53
Transfer agent fees - Class S	2,223
Transfer agent fees - Class Y	21
Professional fees	69
Registration fees	71
Shareholder servicing fees - Class C	18
Shareholder servicing fees - Class E	66
Trustees’ fees	40
Printing fees	106
Miscellaneous	37
Total expenses	19,417
Net investment income (loss)	15,710

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	170,537
Futures contracts	23,890
Foreign currency-related transactions	18,944
Net realized gain (loss)	213,371
Net change in unrealized appreciation (depreciation) on:
Investments	43,924
Futures contracts	(17,891)
Foreign currency-related transactions	(11,153)
Net change in unrealized appreciation (depreciation)	14,880
Net realized and unrealized gain (loss)	228,251
Net Increase (Decrease) in Net Assets from Operations	$243,961

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 179

Russell Investment Company
Russell Global Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,710	$30,091
Net realized gain (loss)	213,371	148,440
Net change in unrealized appreciation (depreciation)	14,880	96,354
Net increase (decrease) in net assets from operations	243,961	274,885

Distributions
From net investment income
Class A	(162)	(47)
Class C	(69)	(—)**
Class E	(636)	(220)
Class S	(33,090)	(13,352)
Class Y	(15,988)	(8,451)
From net realized gain
Class A	(648)	(206)
Class C	(721)	(258)
Class E	(2,643)	(1,009)
Class S	(110,608)	(37,208)
Class Y	(47,542)	(18,439)
Net decrease in net assets from distributions	(212,107)	(79,190)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(148,130)	(93,950)
Total Net Increase (Decrease) in Net Assets	(116,276)	101,745

Net Assets
Beginning of period	3,329,160	3,227,415
End of period	$3,212,884	$3,329,160
Undistributed (overdistributed) net investment income included in net assets	$(1,351)	$32,884

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

180 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	100	$1,180	247	$2,818
Proceeds from reinvestment of distributions	70	794	22	246
Payments for shares redeemed	(83)	(954)	(207)	(2,390)
Net increase (decrease)	87	1,020	62	674
Class C
Proceeds from shares sold	121	1,373	205	2,309
Proceeds from reinvestment of distributions	70	789	23	257
Payments for shares redeemed	(149)	(1,702)	(280)	(3,181)
Net increase (decrease)	42	460	(52)	(615)
Class E
Proceeds from shares sold	164	1,901	861	9,820
Proceeds from reinvestment of distributions	270	3,056	103	1,157
Payments for shares redeemed	(559)	(6,498)	(1,496)	(17,363)
Net increase (decrease)	(125)	(1,541)	(532)	(6,386)
Class S
Proceeds from shares sold	16,506	191,823	45,595	522,725
Proceeds from reinvestment of distributions	12,461	141,178	4,413	49,647
Payments for shares redeemed	(34,346)	(400,049)	(46,524)	(533,520)
Net increase (decrease)	(5,379)	(67,048)	3,484	38,852
Class Y
Proceeds from shares sold	1,696	19,774	13,589	153,808
Proceeds from reinvestment of distributions	5,607	63,530	2,388	26,890
Payments for shares redeemed	(13,982)	(164,325)	(26,377)	(307,173)
Net increase (decrease)	(6,679)	(81,021)	(10,400)	(126,475)
Total increase (decrease)	(12,054)	$(148,130)	(7,438)	$(93,950)

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 181

Russell Investment Company
Russell Global Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	11.72	.04	.79	.83	(.15)	(.58)
October 31, 2014	11.07	.07	.83	.90	(.05)	(.20)
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—
October 31, 2012	8.37	.06	.38	.44	(.05)	—
October 31, 2011	8.41	.04	(.05)	(.01)	(.03)	—
October 31, 2010	7.29	.02	1.19	1.21	(.09)	—

Class C
April 30, 2015*	11.55	—	.79	.79	(.06)	(.58)
October 31, 2014	10.96	(.02)	.81	.79	—(f)	(.20)
October 31, 2013	8.66	(.01)	2.31	2.30	—	—
October 31, 2012	8.29	—(f)	.37	.37	—	—
October 31, 2011	8.37	(.03)	(.05)	(.08)	—	—
October 31, 2010	7.26	(.04)	1.18	1.14	(.03)	—

Class E
April 30, 2015*	11.72	.04	.80	.84	(.14)	(.58)
October 31, 2014	11.07	.07	.82	.89	(.04)	(.20)
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—
October 31, 2012	8.38	.06	.37	.43	(.05)	—
October 31, 2011	8.42	.04	(.06)	(.02)	(.02)	—
October 31, 2010	7.30	.02	1.18	1.20	(.08)	—

Class S
April 30, 2015*	11.77	.05	.80	.85	(.18)	(.58)
October 31, 2014	11.11	.09	.84	.93	(.07)	(.20)
October 31, 2013	8.79	.09	2.33	2.42	(.10)	—
October 31, 2012	8.41	.08	.37	.45	(.07)	—
October 31, 2011	8.45	.06	(.06)	—	(.04)	—
October 31, 2010	7.32	.04	1.19	1.23	(.10)	—

Class Y
April 30, 2015*	11.79	.06	.81	.87	(.20)	(.58)
October 31, 2014	11.14	.12	.82	.94	(.09)	(.20)
October 31, 2013	8.81	.11	2.33	2.44	(.11)	—
October 31, 2012	8.42	.10	.38	.48	(.09)	—
October 31, 2011	8.46	.08	(.07)	.01	(.05)	—
October 31, 2010	7.32	.05	1.20	1.25	(.11)	—

See accompanying notes which are an integral part of the financial statements.

182 Russell Global Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.73)	11.82	7.37	13,970	1.49	1.49	.68	8
(.25)	11.72	8.18	12,819	1.49	1.49	.59	39
(.07)	11.07	27.37	11,427	1.49	1.49	.67	82
(.05)	8.76	5.32	9,684	1.48	1.48	.72	107
(.03)	8.37	(.18)	9,598	1.50	1.50	.45	83
(.09)	8.41	16.66	7,732	1.49	1.49	.22	74

(.64)	11.70	7.08	14,960	2.24	2.24	(.07)	8
(.20)	11.55	7.26	14,286	2.24	2.24	(.16)	39
—	10.96	26.56	14,118	2.24	2.24	(.08)	82
—	8.66	4.46	11,794	2.23	2.23	(.02)	107
—	8.29	(.96)	14,319	2.25	2.25	(.31)	83
(.03)	8.37	15.76	12,471	2.24	2.24	(.53)	74

(.72)	11.84	7.50	52,309	1.49	1.49	.67	8
(.24)	11.72	8.15	53,265	1.49	1.49	.60	39
(.07)	11.07	27.41	56,210	1.49	1.49	.67	82
(.05)	8.76	5.25	47,176	1.48	1.48	.71	107
(.02)	8.38	(.19)	47,601	1.50	1.50	.47	83
(.08)	8.42	16.59	36,042	1.49	1.49	.29	74

(.76)	11.86	7.52	2,195,753	1.24	1.24	.92	8
(.27)	11.77	8.48	2,240,991	1.24	1.24	.83	39
(.10)	11.11	27.74	2,078,046	1.24	1.24	.92	82
(.07)	8.79	5.49	1,538,904	1.23	1.23	.97	107
(.04)	8.41	.01	1,391,111	1.25	1.25	.70	83
(.10)	8.45	16.92	1,080,410	1.24	1.24	.50	74

(.78)	11.88	7.72	935,892	1.04	1.04	1.11	8
(.29)	11.79	8.56	1,007,799	1.04	1.04	1.06	39
(.11)	11.14	28.01	1,067,614	1.04	1.04	1.13	82
(.09)	8.81	5.79	1,043,120	1.05	1.05	1.18	107
(.05)	8.42	.13	1,215,633	1.07	1.07	.85	83
(.11)	8.46	17.06	1,296,377	1.06	1.06	.71	74

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 183

Russell Investment Company Russell Emerging Markets Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,020.20	$1,016.12
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$8.77	$8.75

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.75%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,016.90	$1,012.40
	Expenses Paid During Period*	$12.50	$12.47
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.50%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,020.50	$1,016.12
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$8.77	$8.75
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

184 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,021.80	$1,017.36
Expenses Paid During Period*	$7.52	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,022.80	$1,018.35
Expenses Paid During Period*	$6.52	$6.51

* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Emerging Markets Fund 185

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 90.0%			Gol Linhas Aereas Inteligentes SA -
Argentina - 0.5%			ADR(Æ)(Ñ)	552,000	1,402
Banco Macro SA - ADR	118,599	6,552	Grendene SA	492,153	2,940
Cresud SACIF y A - ADR(Æ)	451,403	5,936	Hypermarcas SA(Æ)	898,200	5,926
YPF SA - ADR	51,600	1,576	Itau Unibanco Holding SA - ADR	2,249,446	28,838
		14,064	Itausa - Investimentos Itau SA	1	—
			JBS SA	2,044,700	10,546
Austria - 0.0%			Light SA	310,400	1,839
Vienna Insurance Group AG	33,998	1,355	Linx SA(Æ)	39,600	584

Bermuda - 1.7%			Lojas Renner SA	60,233	2,100
Belmond, Ltd. Class A(Æ)	27,615	1,337	MRV Engenharia e Participacoes SA	135,500	371
China Foods, Ltd.(Æ)	901,732	675	Odontoprev SA	101,700	354
China Resources Gas Group, Ltd.	1,113,228	3,875	Petroleo Brasileiro SA - ADR(Æ)(Ñ)	2,935,179	27,017
Credicorp, Ltd.	60,200	9,184	Porto Seguro SA	307,708	3,849
Haier Electronics Group Co., Ltd.	1,672,338	4,814	Rumo Logistica Operadora Multimodal
Huabao International Holdings, Ltd.	6,402,554	7,192	SA(Æ)	4,042,032	1,744
Kerry Properties, Ltd.	145,500	594	Smiles SA	229,700	3,880
Kosmos Energy, Ltd.(Æ)	118,962	1,163	Sul America SA	21,800	103
Nine Dragons Paper Holdings, Ltd.	6,098,000	4,976	Telefonica Brasil SA - ADR(Ñ)	399,421	6,558
Skyworth Digital Holdings, Ltd.	8,498,000	7,587	Tim Participacoes SA - ADR	372,800	5,860
SmarTone Telecommunications Holdings,			TOTVS SA	28,200	326
Ltd.	2,129,295	3,885	Tractebel Energia SA	127,901	1,515
VTech Holdings, Ltd.	177,942	2,475	Ultrapar Participacoes SA	70,292	1,618
Yue Yuen Industrial Holdings, Ltd.	1,187,000	4,513	Ultrapar Participacoes SA - ADR	10,980	251
		52,270	Vale SA Class B - ADR(Ñ)	1,597,400	9,994
					224,414
Brazil - 7.5%
Ambev SA - ADR	692,900	4,386	Canada - 0.3%
Ambev SA(Æ)	29,367	185	First Quantum Minerals, Ltd.(Æ)	487,480	7,467
B2W Cia Digital(Æ)	1,060,176	9,631	Torex Gold Resources, Inc.(Æ)	471,855	438
Banco Bradesco SA - ADR(Æ)	1,267,088	13,545			7,905

Banco Bradesco SA(Æ)	308,940	3,080	Cayman Islands - 6.1%
Banco do Brasil SA	1,136,300	10,039	51job, Inc. - ADR(Æ)(Ñ)	147,188	5,299
Banco Santander Brasil SA - ADR(Æ)(Ñ)	825,730	4,484	AAC Technologies Holdings, Inc.	326,404	1,729
BB Seguridade Participacoes SA	638,300	7,468	ANTA Sports Products, Ltd.	1,237,000	2,724
BM&FBovespa SA - Bolsa de Valores			ASM Pacific Technology, Ltd.(Ñ)	1,221,935	13,676
Mercadorias e Futuros	740,700	3,051	Baidu, Inc. - ADR(Æ)	95,613	19,149
BR Malls Participacoes SA	397,523	2,164	Belle International Holdings, Ltd. Class
Braskem SA - ADR(Ñ)	474,856	3,941	H	1,772,000	2,274
BRF SA - ADR	622,532	13,366	Casetek Holdings, Ltd.	765,000	4,641
BRF SA	38,360	820	China Forestry Holdings Co., Ltd.(Å)(Æ)	871,100	—
CCR SA	155,592	857	China Hongqiao Group, Ltd.	626,500	586
Centrais Eletricas Brasileiras SA(Æ)	513,800	1,245	China Lumena New Materials Corp.(Æ)
Cia Brasileira de Distribuicao - ADR(Ñ)	213,198	7,151	(Ñ)	3,024,000	4
Cia de Saneamento Basico do Estado de			China Mengniu Dairy Co., Ltd.	1,373,000	6,979
Sao Paulo	295,640	1,747	China Metal Recycling Holdings, Ltd.
Cia de Saneamento Basico do Estado de			(Å)(Æ)	335,400	—
Sao Paulo - ADR(Æ)	148,385	874	China Resources Land, Ltd.	1,100,888	4,005
Cia de Saneamento de Minas			CIFI Holdings Group Co., Ltd.	9,574,000	2,964
Gerais-COPASA(Æ)	241,400	1,454	CKH Food & Health, Ltd.(Æ)	317,891	1,723
Cia Energetica de Minas Gerais			Ctrip.com International, Ltd. - ADR(Æ)	88,100	5,610
- ADR(Ñ)	988,952	4,866	ENN Energy Holdings, Ltd.	572,100	4,121
Cia Paranaense de Energia - ADR(Ñ)	31,602	346	Eurasia Drilling Co., Ltd. - GDR	66,883	1,321
Cielo SA	272,380	3,791	Evergrande Real Estate Group, Ltd.(Ñ)	5,042,000	4,776
Even Construtora e Incorporadora SA	990,000	1,630	Fufeng Group, Ltd.(Ñ)	1,588,000	1,244
Fibria Celulose SA - ADR(Æ)(Ñ)	448,300	6,281	GCL-Poly Energy Holdings, Ltd.(Æ)	14,747,000	4,455
Gerdau SA - ADR	102,638	345	Golden Eagle Retail Group, Ltd.(Ñ)	944,029	1,415
Gerdau SA	20,287	52	JA Solar Holdings Co., Ltd. - ADR(Æ)
			(Ñ)	288,461	2,890

See accompanying notes which are an integral part of the financial statements.

186 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
JD.com, Inc. - ADR(Æ)	161,703	5,427	China CITIC Bank Corp., Ltd. Class H	6,851,000	6,227
Ju Teng International Holdings, Ltd.	3,593,000	2,257	China Communications Construction Co.,
Kaisa Group Holdings, Ltd.(Å)(Æ)(Ñ)	3,280,000	660	Ltd. Class H	1,026,000	1,873
KWG Property Holding, Ltd.	9,734,400	9,861	China Construction Bank Corp. Class H	40,412,120	39,329
Li Ning Co., Ltd.(Æ)	1,650,073	918	China Everbright Bank Co.(Æ)	2,172,000	1,474
Longfor Properties Co., Ltd.	1,205,052	2,097	China Life Insurance Co., Ltd. Class H	323,000	1,567
Mindray Medical International, Ltd.			China Lilang Ltd.(Æ)	173,000	180
- ADR	43,297	1,337	China Merchants Bank Co., Ltd. Class H	5,165,467	15,617
Mongolian Mining Corp.(Æ)	5,845,129	324	China Minsheng Banking Corp., Ltd.
NagaCorp, Ltd.	6,480,000	4,667	Class H	1,130,500	1,657
NetEase, Inc. - ADR	33,726	4,323	China Molybdenum Co., Ltd. Class H(Æ)	1,509,000	1,510
New Oriental Education & Technology			China National Building Material Co.,
Group - ADR(Æ)	14,300	366	Ltd. Class H	2,296,693	2,793
Noah Holdings, Ltd. - ADR(Æ)(Ñ)	93,534	3,170	China Pacific Insurance Group Co., Ltd.
Real Gold Mining, Ltd.(Å)(Æ)	463,232	—	Class H	1,627,500	8,867
Sands China, Ltd.	1,881,587	7,695	China Petroleum & Chemical Corp.
Shenzhou International Group Holdings,			Class H	4,348,550	4,104
Ltd.	87,000	410	China Railway Construction Corp., Ltd.
Shimao Property Holdings, Ltd.	497,000	1,176	Class H	626,500	1,251
Silicon Motion Technology Corp. - ADR	75,450	2,212	China Shenhua Energy Co., Ltd. Class H	1,622,500	4,215
SINA Corp.(Æ)	55,900	2,459	China South Locomotive and Rolling
Sino Biopharmaceutical, Ltd.	1,990,590	2,277	Stock Corp.(Þ)	1,511,175	2,914
Sunac China Holdings, Ltd.	4,927,000	6,493	China South Locomotive and Rolling
Tingyi Cayman Islands Holding Corp.	2,800,000	5,909	Stock Corp.(Å)	220,000	424
Tongda Group Holdings, Ltd.	1,970,000	353	China Southern Airlines Co., Ltd. Class
Trina Solar, Ltd. - ADR(Æ)(Ñ)	540,900	6,604	H	3,010,000	2,953
Uni-President China Holdings, Ltd.	5,285,200	4,270	China Telecom Corp., Ltd. Class H	17,960,000	13,287
VinaCapital Vietnam Opportunity Fund,			China Vanke Co., Ltd.(Æ)	134,200	357
Ltd.	2,255,959	5,731	Chongqing Changan Automobile Co.,
Want Want China Holdings, Ltd.	1,670,000	1,833	Ltd. Class B	784,805	2,571
WH Group, Ltd.(Æ)(Þ)	6,346,500	4,430	Chongqing Rural Commercial Bank Co.,
WuXi PharmaTech Cayman, Inc.			Ltd. Class H	4,076,000	3,646
- ADR(Æ)	87,720	3,787	Datang International Power Generation
Yuzhou Properties Co., Ltd.(Ñ)	1,636,000	474	Co., Ltd. Class H	8,200,000	4,815
		183,105	Far East Horizon, Ltd.(Æ)	313,000	331
			Great Wall Motor Co., Ltd. Class H	1,338,000	10,144
Chile - 0.4%			Gree Electric Appliances, Inc.(Æ)	276,100	2,535
Cia Cervecerias Unidas SA - ADR	171,834	1,870	Guangdong Electric Power Development
Embotelladora Andina SA - ADR(Ñ)	43,086	799	Co., Ltd. Class B(Æ)	94,600	96
Enersis SA - ADR	201,836	3,587	Guangshen Railway Co., Ltd. Class H(Æ)	596,000	396
Entel Chile SA	265,647	3,004	Haitong Securities Co., Ltd. Class H(Æ)	381,600	1,249
Sociedad Quimica y Minera de Chile			Hua Hong Semiconductor, Ltd.(Æ)(Þ)	1,637,000	2,278
SA - ADR	87,600	1,913	Huadian Fuxin Energy Corp.(Æ)	5,552,000	2,991
		11,173	Huadian Power International Corp., Ltd.
			Class H	11,180,000	12,369
China - 10.0%			Huaneng Power International, Inc. Class
Agricultural Bank of China, Ltd. Class H	7,099,000	4,010	H	2,280,000	3,233
Air China, Ltd. Class H	838,000	1,016	Huaxin Cement Co., Ltd. Class B(Æ)	405,183	538
Angang Steel Co., Ltd. Class H(Æ)	1,712,000	1,426	Industrial & Commercial Bank of China,
Anhui Conch Cement Co., Ltd. Class A	651,446	2,496	Ltd. Class H	28,429,000	24,697
Anhui Conch Cement Co., Ltd. Class H	2,766,557	11,239	Jiangnan Group Ltd.(Æ)	5,640,000	1,808
Bank of China, Ltd. Class H	40,532,000	27,841	Jiangsu Expressway Co., Ltd. Class H	240,000	330
Bank of Chongquing Co., Ltd.(Æ)	381,500	410	Jiangsu Yanghe Brewery Joint-Stock Co.,
Bank of Communications Co., Ltd. Class			Ltd. Class A	105,046	1,583
H	11,731,000	12,047	Jiangxi Copper Co., Ltd. Class H	180,000	372
Beijing Capital Land, Ltd. Class H	1,596,000	1,321	Kweichow Moutai Co., Ltd.(Æ)	44,684	1,815
Beijing Yanjing Brewery Co., Ltd. Class			Lao Feng Xiang Co., Ltd. Class B(Æ)	48,188	303
A	515,914	877	Metallurgical Corp. of China(Æ)	10,117,000	5,989
China Cinda Asset Management Co.,			New China Life Insurance Co., Ltd.(Æ)	490,200	3,038
Ltd. Class H(Æ)	8,655,000	5,151

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 187

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PetroChina Co., Ltd. - ADR(Ñ)	31,700	4,087	China Mobile, Ltd.	1,236,732	17,684
PetroChina Co., Ltd. Class H	3,754,000	4,838	China Mobile, Ltd. - ADR	460,365	32,884
Ping An Insurance Group Co. of China,			China Overseas Land & Investment, Ltd.	4,158,667	17,371
Ltd. Class H	311,500	4,470	China Power International Development,
Qinhuangdao Port Co. Ltd.(Æ)	771,500	522	Ltd.	2,417,000	1,560
Shanghai Electric Group Co., Ltd. Class			China Resources Enterprise, Ltd.	644,480	1,975
H	1,362,000	1,391	China Taiping Insurance Holdings Co.,
Shanghai Mechanical and Electrical			Ltd.(Æ)	268,800	1,002
Industry Co., Ltd. Class B	442,361	1,393	China Unicom Hong Kong, Ltd.	5,378,000	10,100
Shanghai Pharmaceuticals Holding Co.,			CNOOC, Ltd. - ADR(Ñ)	22,383	3,833
Ltd. Class H	2,086,700	6,509	Franshion Properties China, Ltd.	482,000	195
Tsingtao Brewery Co., Ltd. Class H	752,000	4,781	Fuyao Glass Industry Group Co., Ltd(Æ)	368,800	925
Weichai Power Co., Ltd. Class H(Æ)	55,000	218	Galaxy Entertainment Group, Ltd.	1,295,000	6,242
Weiqiao Textile Co. Class H	345,500	255	Hanergy Thin Film Power Group(Æ)	1,630,000	1,519
Wumart Stores, Inc. Class H	1,993,701	1,744	Lenovo Group, Ltd.	3,558,000	6,139
Yanzhou Coal Mining Co., Ltd. Class H	1,348,000	1,349	Luk Fook Holdings International, Ltd.	698,000	2,184
Zhejiang Expressway Co., Ltd. Class H	1,748,000	2,776	TCC International Holdings, Ltd.(Æ)	1,262,000	534
Zhuzhou CSR Times Electric Co., Ltd.			Tencent Holdings, Ltd.(Æ)	770,100	15,904
Class H	47,000	400	Tianjin Development Holdings(Æ)	470,000	445
		300,293	Yuexiu Real Estate Investment Trust(ö)	2,281,000	1,288
					155,186
Colombia - 0.4%
Almacenes Exito SA	423,244	4,542	Hungary - 0.5%
Bancolombia SA	114,038	1,206	MOL Hungarian Oil & Gas PLC	24,829	1,380
Bancolombia SA - ADR(Ñ)	110,750	5,014	OTP Bank PLC	302,033	6,696
		10,762	Richter Gedeon Nyrt	475,742	8,012
					16,088
Cyprus - 0.0%
Global Ports Investments PLC - GDR(Þ)	32,776	228	India - 6.7%
Global Ports Investments PLC - GDR	37,002	257	Ambuja Cements, Ltd.	1,903,490	6,956
Qiwi PLC - ADR	14,540	395	Axis Bank, Ltd.(Æ)	1,886,611	16,833
		880	Bank of Baroda(Æ)	1,562,510	4,149
			Bharti Airtel, Ltd.	1,992,399	11,931
Czech Republic - 0.3%			Bharti Infratel, Ltd.(Æ)	161,559	1,019
Komercni Banka AS	39,159	8,726	Bosch Ltd.(Æ)	3,767	1,333
			Castrol India, Ltd.(Æ)	64,035	447
Egypt - 0.6%			Cipla, Ltd.	47,728	477
Commercial International Bank Egypt			Coal India, Ltd.	691,950	3,940
SAE	777,722	5,639	Cummins India, Ltd.	60,032	814
Eastern Tobacco Co.(Æ)	223,674	5,715	Dabur India, Ltd. Class A	1,602,121	6,343
Edita Food Industries(Å)(Æ)	133,341	2,100	Dhyana Finstock, Ltd.(Æ)	65,302	458
Talaat Moustafa Group(Æ)	3,252,627	4,288	Dishman Pharmaceuticals & Chemicals,
		17,742	Ltd.(Æ)	48,314	118

Germany - 0.4%			GHCL, Ltd.(Æ)	89,669	109
Bidvest Group, Ltd.(Æ)	433,460	11,723	Gujarat State Fertilisers & Chemicals,
			Ltd.	418,054	503
Greece - 0.2%			HCL Technologies, Ltd.	284,876	3,948
Hellenic Telecommunications			Hero MotoCorp, Ltd.	46,606	1,706
Organization SA(Æ)	344,906	3,134	Hindustan Petroleum Corp., Ltd.	218,494	2,149
OPAP SA	84,744	753	Hindustan Unilever, Ltd.	26,208	351
Sarantis SA(Æ)	373,229	3,392	Housing Development & Infrastructure,
		7,279	Ltd.(Æ)	237,376	441
			Housing Development Finance Corp.,
Hong Kong - 5.2%			Ltd.	180,700	3,324
AIA Group, Ltd.	2,265,830	15,125	ICICI Bank, Ltd. - ADR	1,345,811	14,710
BOC Hong Kong Holdings, Ltd.	132,000	513	ICICI Bank, Ltd.	641,550	3,336
BYD Electronic International Co., Ltd.	6,825,500	10,292	Indiabulls Housing Finance Ltd(Æ)	352,741	3,291
China Everbright, Ltd.	714,000	2,365	Infosys, Ltd.	80,668	2,469
China Merchants Holdings International			Infosys, Ltd. - ADR(Ñ)	48,078	1,489
Co., Ltd.	1,124,946	5,107	JK Tyre & Industries, Ltd.(Æ)	920,890	1,721

See accompanying notes which are an integral part of the financial statements.

188 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kaveri Seed Co., Ltd.	93,480	1,230	Israel - 0.5%
Kotak Mahindra Bank, Ltd.	241,227	5,050	Bank Hapoalim BM Class H	1,568,000	1,313
Larsen & Toubro, Ltd.	154,505	3,963	Israel Chemicals, Ltd.	293,420	2,053
LIC Housing Finance, Ltd.	245,335	1,658	Teva Pharmaceutical Industries, Ltd.
Lupin, Ltd.	85,789	2,390	- ADR	168,200	10,163
Mahindra & Mahindra, Ltd.	126,242	2,274			13,529
Maruti Suzuki India, Ltd.	93,340	5,464
Nestle India, Ltd.	6,726	695	Jersey - 0.2%
NTPC, Ltd.	1,795,620	4,243	Randgold Resources, Ltd.	40,704	3,103
Petronet LNG, Ltd.	1,369,361	3,763	West China Cement, Ltd.	11,229,485	1,925
Power Finance Corp., Ltd.	623,053	2,602			5,028
Power Grid Corp. of India, Ltd.	230,305	515
PTC India, Ltd.	1,204,105	1,370	Kazakhstan - 0.1%
			KazMunaiGas Exploration Production
Reliance Capital, Ltd.	164,851	1,046	JSC - GDR	141,760	1,609
Reliance Industries, Ltd.	1,011,547	13,716
Reliance Industries, Ltd. - GDR(Þ)	459,343	12,356	Luxembourg - 0.5%
Rural Electrification Corp., Ltd.	133,254	653	Kernel Holding SA(Ñ)	368,417	3,562
State Bank of India	421,210	1,785	MHP SA - GDR	383,069	4,406
Sun Pharmaceutical Industries, Ltd.	501,952	7,397	O'Key Group SA - GDR	15,666	47
Tata Chemicals, Ltd.	397,586	2,671	Tenaris SA - ADR	141,200	4,342
Tata Communications, Ltd.	207,007	1,416	Ternium SA - ADR	58,692	1,244
Tata Consultancy Services, Ltd.	120,688	4,675			13,601
Tata Motors, Ltd. Class A	1,599,538	7,805
Tata Motors, Ltd.	569,020	4,537	Malaysia - 0.8%
Tata Motors, Ltd. - ADR(Ñ)	234,900	9,676	7-Eleven Malaysia Holdings, Bhd(Æ)	911,500	424
Tata Motors, Ltd.(Æ)	122,911	699	AMMB Holdings BHD Class 2	185,600	337
Ultratech Cement, Ltd.	57,470	2,415	Axiata Group BHD	901,581	1,705
		200,429	British American Tobacco Malaysia BHD	148,652	2,775
			CIMB Group Holdings BHD	1,736,045	2,872
Indonesia - 1.5%			DiGi.Com BHD - GDR	387,300	653
Astra International Tbk PT	7,336,000	3,870	Gamuda BHD	483,500	710
Bank Central Asia Tbk PT	1,421,400	1,474	Hong Leong Bank BHD	238,000	934
Bank Mandiri Persero Tbk PT	3,630,500	3,006	Hong Leong Financial Group BHD	56,700	257
Bank Negara Indonesia Persero Tbk PT	4,142,800	2,050	IHH Healthcare BHD(Æ)	323,600	538
Bank Pembangunan Daerah Jawa Timur			IJM Corp. BHD	1,889,382	3,889
Tbk PT	35,998,500	1,330	KLCCP Stapled Group	107,000	212
Bank Rakyat Indonesia Persero Tbk PT	13,249,600	11,863	Lafarge Malayan Cement BHD(Æ)	168,741	458
Bank Tabungan Pensiunan Nasional Tbk			Malayan Banking BHD	57,800	149
PT(Å)(Æ)	492,300	151	Malaysia Building Society(Æ)	483,400	283
Energi Mega Persada Tbk PT(Æ)	42,846,400	264	Maxis BHD	207,500	404
Indocement Tunggal Prakarsa Tbk PT	1,580,771	2,553	MISC BHD	143,400	367
Indofood CBP Sukses Makmur Tbk PT	4,111,000	4,173	Petronas Dagangan BHD	312,931	1,879
Indofood Sukses Makmur Tbk PT	1,819,000	943	Petronas Gas BHD	25,000	159
Jasa Marga Persero Tbk PT	2,601,800	1,243	Press Metal Berhad(Æ)	914,200	725
Kalbe Farma Tbk PT	5,779,200	800	Public Bank BHD	37,700	206
Media Nusantara Citra Tbk PT	12,534,258	2,128	Sime Darby BHD	284,400	723
Ramayana Lestari Sentosa Tbk PT	5,036,892	301	Steppe Cement, Ltd.	1,500,000	615
Semen Indonesia Persero Tbk PT	4,662,225	4,484	Telekom Malaysia BHD	114,600	238
Tambang Batubara Bukit Asam Persero			Tenaga Nasional BHD	238,200	959
Tbk PT	1,702,000	1,224	UEM Sunrise BHD	4,329,500	1,564
Telekomunikasi Indonesia Persero Tbk			Westports Holdings BHD	559,346	706
PT(Æ)	7,660,800	1,554			24,741
Tiga Pilar Sejahtera Food Tbk	8,873,100	1,204
Unilever Indonesia Tbk PT	153,000	504	Mexico - 3.2%
United Tractors Tbk PT	767,757	1,263	Altos Hornos de Mexico SA de CV
		46,382	- ADR(Æ)	44,797	596
			America Movil SAB de CV Class L
Ireland - 0.1%			- ADR	539,002	11,260
Dragon Oil PLC	300,102	2,851	Cemex SAB de CV - ADR(Æ)(Ñ)	1,370,543	13,185

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 189

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Corp. Moctezuma SAB de CV(Å)	284,063	887	Philippines - 0.7%
Credito Real SAB de CV SOFOM ER	216,701	536	Aboitiz Power Corp.	986,500	950
Empresas ICA SAB de CV(Æ)	681,960	605	Ayala Corp.	75,010	1,312
Empresas ICA SAB de CV - ADR(Æ)(Ñ)	205,700	732	Ayala Land, Inc.	3,547,272	3,075
Fomento Economico Mexicano SAB de			Bank of the Philippine Islands	122,769	279
CV - ADR	89,100	8,063	BDO Unibank, Inc.	488,110	1,194
Genomma Lab Internacional SAB de CV			Globe Telecom, Inc.	2,870	140
Class B(Æ)	1,753,828	2,069	GT Capital Holdings, Inc.	40,635	1,145
Gruma SAB de CV Class B	345,010	4,160	International Container Terminal
Grupo Aeroportuario del Sureste SAB de			Services, Inc.(Æ)	27,600	68
CV - ADR	31,600	4,568	Megaworld Corp.	3,517,400	418
Grupo BTG Pactual Class Miscellaneous	212,187	2,091	Metro Pacific Investments Corp.	26,831,222	2,732
Grupo Financiero Banorte SAB de CV			Metropolitan Bank & Trust Co. - ADR	217,870	455
Class O	2,611,951	12,815	Philippine Long Distance Telephone Co.	9,200	572
Grupo Financiero Interacciones, S.A. de			San Miguel Corp.(Æ)	157,080	241
C.V.(Æ)	2,071	13	Security Bancorp, Inc.(Æ)	390,170	1,471
Grupo Mexico SAB de CV	1,724,200	5,323	SM Investments Corp.	38,880	786
Grupo Televisa SAB - ADR(Æ)	611,100	22,250	Universal Robina Corp.	1,353,540	6,622
Kimberly-Clark de Mexico SAB de CV					21,460
Class A	1,300,592	2,885
Megacable Holdings SAB de CV(Æ)	408,803	1,701	Poland - 0.6%
Wal-Mart de Mexico SAB de CV(Æ)	1,125,173	2,658	Alior Bank SA(Æ)	46,674	1,140
		96,397	Asseco Poland SA(Æ)	56,192	946
			Bank Pekao SA	85,744	4,466
Morocco - 0.1%			KGHM Polska Miedz SA	25,210	883
Attijariwafa Bank(Æ)	8,155	304	PGE Polska Grupa Energetyczna SA	361,681	2,084
Residences Dar Saada(Æ)	94,510	1,768	Polski Koncern Naftowy Orlen SA	302,519	5,749
		2,072	Polskie Gornictwo Naftowe i
			Gazownictwo SA(Æ)	508,607	919
Netherlands - 0.5%			Tauron Polska Energia SA	810,392	1,085
Nostrum Oil & Gas PLC(Æ)	161,798	1,526			17,272
OCI NV(Æ)	87,692	2,588
X5 Retail Group NV - GDR(Æ)	255,580	5,214	Qatar - 0.1%
Yandex NV Class A(Æ)	369,900	7,117	Industries Qatar QSC	88,108	3,481
		16,445
			Romania - 0.4%
Nigeria - 0.7%			Banca Transilvania(Æ)	10,199,523	6,343
Access Bank PLC	91,885,363	2,766	Fondul Proprietatea SA/Fund(Æ)	20,636,466	4,712
Dangote Cement PLC	5,780,402	5,359			11,055
FCMB Group PLC	15,631,592	262
Guaranty Trust Bank PLC	33,527,339	4,844	Russia - 4.6%
Guaranty Trust Bank PLC - GDR	235,525	1,650	Alrosa AO	2,637,498	3,502
Nestle Nigeria PLC	55,295	264	Federal Grid Co. Unified Energy System
Nigerian Breweries PLC	2,748,919	2,169	JSC(Æ)	583,180,000	791
United Bank for Africa PLC Class A	23,482,152	624	Gazprom OAO - ADR	2,415,967	14,206
Zenith Bank PLC	29,323,824	3,117	Gazprom OAO - ADR(Æ)	1,905,344	11,286
		21,055	LSR Group OJSC - GDR	198,762	554
			LSR Group OJSC	6,272	75
Pakistan - 0.6%			Lukoil OAO - ADR(Æ)	541,611	27,758
Engro Corp., Ltd.	544,300	1,695	Lukoil OAO - ADR	144,741	7,380
Lucky Cement, Ltd.	1,290,200	6,181	Magnit PJSC - GDR	208,425	11,490
Nishat Mills, Ltd.	4,172,400	4,606	Magnitogorsk Iron & Steel Works
Pakistan Telecommunication Co., Ltd.	15,947,500	3,258	OJSC(Æ)	24,640,500	7,150
United Bank, Ltd.	2,059,700	3,605	MMC Norilsk Nickel OJSC - ADR	224,550	4,208
		19,345	Mobile TeleSystems OJSC - ADR	561,462	6,782
			Moex Industries(Æ)	593,820	891
Panama - 0.1%			Moscow Exchange MICEX-RTS OAO	447,630	672
Copa Holdings SA Class A(Ñ)	26,197	2,905	NovaTek OAO - GDR	64,261	6,232
			Novolipetsk Steel OJSC(Æ)	351,600	465
			Novolipetsk Steel OJSC - GDR	174,943	2,307

See accompanying notes which are an integral part of the financial statements.

190 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PhosAgro OAO(Æ)	267,244	3,256	Coway Co., Ltd.	25,043	2,108
Raspadskaya OAO(Æ)	297,534	212	Daelim Industrial Co., Ltd.	53,650	4,130
Rosneft OAO - GDR(Æ)	509,444	2,517	Daewoo Securities Co., Ltd.	48,220	752
Sberbank of Russia	4,167,368	6,209	Daishin Media, Inc.(Æ)	46,254	608
Sberbank of Russia - ADR	495,148	2,940	DGB Financial Group, Inc.	401,097	4,534
Sberbank of Russia - ADR(Æ)	395,900	2,391	DK UIL Co., Ltd.(Ñ)	14,028	188
Severstal PAO - GDR	411,140	4,547	e-LITECOM Co., Ltd.	10,754	233
Surgutneftegas OAO - ADR	250,566	1,816	E-Mart Co., Ltd.	6,338	1,305
Tatneft OAO - ADR	254,747	8,731	GS Holdings Corp.	15,353	715
Uralkali OJSC - GDR(Æ)	90,110	1,330	Halla Holdings Corp.(Æ)	35,289	2,275
		139,698	Halla Visteon Climate Control Corp.	85,675	3,217
			Hana Financial Group, Inc.	16,083	474
Singapore - 0.2%			Hanil Cement Co., Ltd.(Æ)	2,184	307
Luye Pharma Group, Ltd.(Æ)	4,207,230	5,408	Hanjin Shipping Co., Ltd.(Æ)	55,539	391
			Hankook Tire Co., Ltd.	180,931	7,588
South Africa - 4.1%			Hansol Holdings Co., Ltd.(Æ)	44,604	334
African Bank Investments, Ltd.(Æ)	887,049	—	Hanwha Life Insurance Co., Ltd.	109,738	810
Anglo American Platinum, Ltd.(Æ)	22,395	615	Heung-A Shipping Co., Ltd.(Æ)	417,563	1,323
AngloGold Ashanti, Ltd. - ADR(Æ)(Ñ)	409,900	4,644	Honam Petrochemical Corp.(Æ)	1,044	244
Aspen Pharmacare Holdings, Ltd.(Æ)	250,258	7,596	Hyosung Corp.	43,989	4,867
Astral Foods, Ltd.	41,915	636	Hyundai Engineering & Construction
AVI, Ltd.	464,930	3,189	Co., Ltd.	22,300	1,073
Capitec Bank Holdings, Ltd.	39,166	1,843	Hyundai Mobis Co., Ltd.	2,288	502
Discovery Holdings, Ltd.	1,021,998	11,309	Hyundai Motor Co.	78,342	12,298
FirstRand, Ltd.	1,042,954	4,977	Hyundai Steel Co.	1,556	114
Foschini Group, Ltd. (The)	215,992	3,196	Industrial Bank of Korea	5,073	70
Investec, Ltd.	180,928	1,716	IsuPetasys Co., Ltd.	119,931	684
Lewis Group, Ltd.	210,847	1,533	JB Financial Group Co., Ltd.	186,960	1,207
Liberty Holdings, Ltd.	118,682	1,652	Kangwon Land, Inc.	14,738	502
Massmart Holdings, Ltd.	219,742	2,766	KB Financial Group, Inc.	455,780	17,348
Mediclinic International, Ltd.	66,956	708	KB Financial Group, Inc. - ADR	156,600	5,971
MMI Holdings, Ltd.	317,892	904	KCC Corp.	13,919	7,120
MTN Group, Ltd.	92,624	1,856	Kia Motors Corp.	103,401	4,765
Naspers, Ltd. Class N	124,360	19,514	Korea Aerospace Industries, Ltd.	10,071	615
Netcare, Ltd. Class H	313,724	1,096	Korea Electric Power Corp. - ADR(Ñ)	169,100	3,642
Pick n Pay Holdings, Ltd.	38,790	84	Korea Electric Power Corp.	18,330	796
Pick n Pay Stores, Ltd.	259,083	1,242	Korea Investment Holdings Co., Ltd.	57,452	3,670
Rand Merchant Insurance Holdings, Ltd.	43,160	170	Korea Kolmar Co., Ltd.	59,634	4,035
Redefine International PLC(Æ)	2,601,745	2,634	Korea Zinc Co., Ltd.	2,901	1,289
Remgro, Ltd.	157,250	3,493	Korean Air Lines Co., Ltd.(Æ)	20,869	890
Reunert, Ltd.	410,258	2,090	KT Corp. - ADR	782,400	2,511
RMB Holdings, Ltd.	220,225	1,326	KT Corp. - ADR(Ñ)	238,300	3,472
Sanlam, Ltd.	138,523	895	KT Corp.(Æ)	34,099	1,007
Sappi, Ltd. - ADR(Æ)	1,405,185	5,760	LG Chem, Ltd.	5,890	1,486
Sasol, Ltd. - ADR	145,300	5,860	LG Corp. Class H	7,560	469
Standard Bank Group, Ltd.	1,178,879	17,283	LG Display Co., Ltd. - ADR(Ñ)	359,200	4,964
Telkom SA SOC, Ltd.(Æ)	350,452	2,411	LG Display Co., Ltd.	8,743	242
Vodacom Group, Ltd. - ADR	306,257	3,812	LG Electronics, Inc. Class H	46,944	2,639
Woolworths Holdings, Ltd.	886,107	6,644	LG Household & Health Care, Ltd.	5,289	3,880
		123,454	LG International Corp.	56,612	2,167

South Korea - 11.8%			Lotte Chilsung Beverage Co., Ltd.	3,510	7,765
Amorepacific Corp.	1,032	3,739	Lotte Confectionery Co., Ltd.	2,343	4,076
Amorepacific Group	897	1,364	Meritz Securities Co., Ltd.(Æ)	595,394	3,475
Asia Paper Manufacturing Co., Ltd.	5,070	148	NAVER Corp.	3,855	2,329
Asiana Airlines, Inc.(Æ)	306,952	2,207	NICE Information & Telecommunication
BGF retail Co., Ltd.(Æ)	17,241	1,885	Inc.(Æ)	6,745	200
BNK Financial Group, Inc.	166,909	2,489	S&T Daewoo Co., Ltd.(Æ)	2,352	139
Changhae Ethanol Co., Ltd.(Æ)	19,478	536	Samsung Electro-Mechanics Co., Ltd.	35,930	2,250
China Great Star International, Ltd.(Æ)	355,571	828	Samsung Electronics Co., Ltd.	62,454	81,909

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 191

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Samsung Electronics Co., Ltd. - GDR	47,634	30,189	Elite Advanced Laser Corp.(Æ)	137,000	594
Samsung Engineering Co., Ltd.(Æ)(Ñ)	39,805	1,432	Epistar Corp.	2,994,000	4,678
Samsung Fire & Marine Insurance Co.,			Eva Airways Corp.(Æ)	1,067,000	840
Ltd.	36,585	9,638	Evergreen Marine Corp. Taiwan, Ltd.(Æ)	309,000	210
Samsung Life Insurance Co., Ltd.	51,813	5,061	First Financial Holding Co., Ltd.	2,692,000	1,693
Shinhan Financial Group Co., Ltd.	457,918	18,776	FLEXium Interconnect, Inc.(Æ)	139,000	493
Shinsegae Co., Ltd.	11,946	2,238	Fubon Financial Holding Co., Ltd.	1,979,000	4,253
Silicon Works Co., Ltd.	17,871	677	Giant Manufacturing Co., Ltd.	317,338	2,735
SK Holdings Co., Ltd.	17,647	3,039	Global Mixed Mode Technology, Inc.	1,101,499	3,136
SK Hynix, Inc.	447,324	19,124	Gold Circuit Electronics, Ltd.(Æ)	2,844,000	1,427
SK Telecom Co., Ltd. - ADR(Ñ)	460,700	13,660	Grape King Bio, Ltd.(Æ)	79,000	430
SK Telecom Co., Ltd.	24,190	6,471	Greatek Electronics, Inc.(Æ)	243,000	327
SKC Co., Ltd.(Æ)	22,163	872	Highwealth Construction Corp.(Æ)	277,000	723
SODIFF Advanced Materials Co., Ltd.			Hiwin Technologies Corp.	446,526	3,405
(Æ)	4,482	424	Hon Hai Precision Industry Co., Ltd.	5,598,545	16,784
Texcell-NetCom Co., Ltd.(Æ)(Ñ)	118,285	249	Hua Nan Financial Holdings Co., Ltd.
Tongyang Life Insurance(Æ)	58,772	807	(Æ)	1,587,000	975
Tovis Co., Ltd.(Æ)	57,794	839	Huaku Development Co., Ltd.(Æ)	437,000	998
Woori Investment & Securities Co., Ltd.			Innolux Corp.	8,186,000	4,232
(Æ)	85,717	1,185	Kinsus Interconnect Technology Corp.	1,434,000	4,382
		355,851	Largan Precision Co., Ltd.	110,675	11,073
			Lite-On Technology Corp.	1,678,023	2,118
Spain - 0.2%			MediaTek, Inc.	1,037,422	13,344
Banco Santander SA - ADR	251,922	5,494	Mega Financial Holding Co., Ltd.	5,420,538	4,953
			Nanya Technology Corp.(Æ)	326,000	726
Sri Lanka - 0.4%			Novatek Microelectronics Corp.	681,000	3,565
Commercial Bank of Ceylon PLC	2,982,233	3,849	Pegatron Corp.	1,980,000	5,874
Distilleries Co. of Sri Lanka PLC	1,584,124	2,977	Pou Chen Corp. Class B	2,014,000	2,823
John Keells Holdings PLC	2,909,446	4,497	Shin Kong Financial Holding Co., Ltd.	3,492,000	1,132
		11,323	Siliconware Precision Industries Co.,

Switzerland - 0.3%			Ltd.(Æ)	265,000	436
Coca-Cola HBC AG - ADR(Æ)	264,514	5,582	SinoPac Financial Holdings Co., Ltd.(Æ)	2,159,000	978
Dufry AG(Æ)	33,480	4,935	Sitronix Technology Corp.	54,000	195
		10,517	T3EX Global Holdings Corp.(Æ)	371,000	390
			Taishin Financial Holding Co., Ltd.	1,219,000	558
Taiwan - 8.1%			Taiwan Cooperative Financial
Advanced Semiconductor Engineering,			Holding(Æ)	3,020,000	1,630
Inc.	6,797,459	9,633	Taiwan Paiho, Ltd.(Æ)	777,000	2,108
Advanced Semiconductor Engineering,			Taiwan PCB Techvest Co., Ltd.(Æ)	503,000	818
Inc. - ADR	452,453	3,226	Taiwan Semiconductor Manufacturing
Advantech Co., Ltd.	613,815	5,063	Co., Ltd.	7,898,133	38,131
Airtac International Group	188,000	1,537	Taiwan Semiconductor Manufacturing
Asia Cement Corp.(Æ)	308,000	390	Co., Ltd. - ADR	862,900	21,089
Asustek Computer, Inc.	534,000	5,660	Tripod Technology Corp.	1,527,884	2,989
AU Optronics Corp.(Æ)	5,860,000	2,955	TSRC Corp.	2,630,793	3,035
Boardtek Electronics Corp.	110,000	182	UMW Holdings BHD	22,100	66
Catcher Technology Co., Ltd.	1,177,000	13,782	United Microelectronics Corp.(Æ)	11,392,000	5,410
Cathay Financial Holding Co., Ltd.	466,000	814	Wan Hai Lines, Ltd.	2,213,000	2,452
Chang Hwa Commercial Bank(Æ)	737,000	450	Yang Ming Marine Transport Corp.(Æ)	755,000	394
China Airlines, Ltd.(Æ)	3,302,000	1,756	Yuanta Financial Holding Co., Ltd.	9,430,150	5,481
China Development Financial Holding					244,420
Corp.	799,000	333
China Steel Corp. Class H(Æ)	98,000	82	Thailand - 2.2%
Chunghwa Telecom Co., Ltd.(Æ)	370,000	1,195	Airports of Thailand PCL	958,346	8,406
Compal Electronics, Inc.	3,136,000	2,857	Bangkok Bank PCL	1,699,100	9,535
Compeq Manufacturing Co. Ltd.(Æ)	2,379,000	1,507	Bangkok Expressway PCL	491,000	580
CTBC Financial Holding Co., Ltd.	1,980,000	1,541	BEC World PCL	1,737,101	2,116
Delta Electronics, Inc.	1,057,270	6,357	Big C Supercenter PCL	376,700	2,560
E.Sun Financial Holding Co., Ltd.(Æ)	1,485,000	1,017	Central Pattana PCL	3,419,523	4,354

See accompanying notes which are an integral part of the financial statements.

192 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Delta Electronics Thailand PCL	515,500	1,304	United Arab Emirates - 0.1%
Hana Microelectronics PCL	288,800	389	Air Arabia PJSC	2,879,050	1,279
Jasmine International PCL	11,491,208	1,915	Dubai Islamic Bank(Æ)	128,790	242
Kasikornbank PCL	572,039	3,632	Emaar Properties PJSC	322,013	712
KCE Electronics PCL	963,300	1,575	First Gulf Bank PJSC	276,311	1,142
Krung Thai Bank PCL	903,200	547			3,375
Pruksa Real Estate PCL	2,948,330	2,457
PTT Global Chemical PCL(Æ)	170,200	331	United Kingdom - 2.0%
PTT PCL	429,300	4,623	Anglo American PLC	811,448	13,634
Raimon Land PLC(Æ)	3,833,000	207	Anglo American PLC - ADR	123,400	1,049
Robinson Department Store PCL	647,700	917	Bank of Georgia Holdings PLC	358,241	9,878
SEAFCO PCL	944,370	308	Batu Kawan Berhad(Æ)	9,100	47
Siam Cement PCL (The)	166,500	2,712	Gentera SAB de CV(Æ)	1,128,896	1,927
Siam Commercial Bank PCL (The)	1,201,501	5,784	Hikma Pharmaceuticals PLC	186,603	5,849
Thai Beverage PCL	8,436,890	4,552	HSBC Bank PLC	88,644	865
Thai Union Frozen Products PCL(Æ)	5,945,864	3,676	SABMiller PLC - ADR	395,091	21,060
Tisco Financial Group PCL(Æ)	2,154,247	2,955	Tullow Oil PLC	859,182	5,458
TMB Bank PCL	21,236,505	1,658			59,767

		67,093	United States - 1.9%
Togo - 0.1%			American Biltrite, Inc.(Æ)	4,328,600	4,838
Ecobank Transnational, Inc.(Æ)	24,277,912	2,525	Ampco-Pittsburgh Corp.	544,500	121
			Brooke Capital Corp.(Æ)	3,021	70
Tunisia - 0.0%			CMS Bancorp, Inc.(Æ)	1,212,000	1,725
Societe Frigorifique et Brasserie de			Cognizant Technology Solutions Corp.
Tunis(Æ)	47,498	771	Class A(Æ)	104,055	6,091
			Coventry Health Care, Inc.(Æ)	106,268	86
Turkey - 2.4%			David White, Inc.(Æ)	4,408,500	4,646
Akbank TAS	820,092	2,390	DST Systems, Inc.	2,714	37
Akfen Holding AS	138,748	348	ePlus, Inc.(Æ)	5,766,000	8,093
Anadolu Efes Biracilik Ve Malt Sanayii			ETRACS CMCI Long Platinum Total
AS	294,121	2,471	Return ETN(Æ)	134,500	60
Arcelik AS	1,038,079	5,588	Feng Tay Enterprises Co., Ltd.(Æ)	205,000	1,264
Coca-Cola Icecek AS	242,962	4,119	First Cash Financial Services, Inc.(Æ)	25,443	1,230
Emlak Konut Gayrimenkul Yatirim			GlaxoSmithKline Consumer Healthcare
Ortakligi AS (ö)	2,203,698	2,545	Ltd.(Æ)	4,702	464
Enka Insaat ve Sanayi AS	1,347,052	2,897	Glimcher Realty Trust(ö)	95,593	224
Ford Otomotiv Sanayi AS	172,292	2,124	High Yield Plus Fund, Inc. (The)(Æ)	111,419	1,148
GSD Holding AS(Æ)	920,257	522	KollagenX Corp.(Æ)	42,229,700	629
Gubre Fabrikalari TAS	201,793	540	Maginet Corp.(Æ)	40,800	2,250
Koza Altin Isletmeleri AS	510,718	5,324	Meris Laboratories, Inc.(Æ)	75,082	5,080
Pegasus Hava Tasimaciligi AS(Æ)	97,880	967	Merrill Lynch & Co., Inc.(Æ)	33,810	198
TAV Havalimanlari Holding AS	391,206	3,435	Nestle Berhad(Æ)	13,300	277
Torunlar Gayrimenkul Yatirim Ortakligi			Owens Corning	27,499	366
AS(ö)	226,524	345	Shinsegae Engineering & Construction
Trakya Cam Sanayii AS	1,177,950	1,418	Co., Ltd.(Æ)(Ñ)	23,790	1,517
Tupras Turkiye Petrol Rafinerileri AS(Æ)	116,833	2,840	Shree Cement Ltd.(Æ)	8,951	1,434
Turk Hava Yollari AO(Æ)	1,779,786	5,913	Sohu.com, Inc.(Æ)	95,100	6,319
Turkcell Iletisim Hizmetleri AS	653,220	2,907	Sun American Bancorp(Æ)	967,565	2,425
Turkcell Iletisim Hizmetleri AS			Templeton Russia and East European
- ADR(Ñ)	274,091	3,031	Fund, Inc.	147,978	1,657
Turkiye Garanti Bankasi AS(Æ)	2,921,620	9,290	Video Services Corp.(Æ)	559,100	618
Turkiye Halk Bankasi AS	1,067,104	5,403	X5 Retail Group NV - GDR(Æ)	148,955	3,032
Turkiye Is Bankasi Class C	835,850	1,880			55,899
Ulker Biskuvi Sanayi AS	146,795	1,121
Vestel Elektronik Sanayi ve Ticaret			Virgin Islands, British - 0.1%
AS(Æ)	928,962	1,907	Arcos Dorados Holdings, Inc. Class A(Ñ)	288,800	1,733
Yapi ve Kredi Bankasi AS	1,020,960	1,599	Tianhe Chemicals Group Limited(Å)(Æ)	25,778,000	2,328
		70,924			4,061

			See accompanying notes which are an integral part of the financial statements.
				Russell Emerging Markets Fund 193

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$		or Shares			$
Zimbabwe - 0.0%			Series 0001
Delta Corp., Ltd.	496,450	521	Zero coupon due 05/16/17		200		3,924
			Zero coupon due 07/02/18		19		1,120
Total Common Stocks			Series 0002
(cost $2,442,405)		2,703,723	Zero coupon due 07/02/18		340		2,186
			JPMorgan Structured Products BV
			Zero coupon due 08/14/17 (Æ)		577		3,450
Investments in Other Funds - 1.1%
Genesis Indian Investment Co., Ltd.	128,246	19,033					13,534
SHS Genesis Smaller Co.	113,394	13,920	United Kingdom - 0.2%
Total Investments in Other Funds			HSBC Bank PLC
			Zero coupon due 09/12/16		41		2,214
(cost $3,930)		32,953	Zero coupon due 07/31/17		91		2,190
							4,404
Preferred Stocks - 1.5%			Total Certificates of Participation
Brazil - 1.0%
Banco Bradesco SA(Æ)	132,460	1,414	(cost $11,177)				17,946
Banco do Estado do Rio Grande do Sul
SA(Æ)	213,800	830	Long-Term Investments - 0.0%
Cia Brasileira de Distribuicao	79,500	2,691	India - 0.0%
Cia de Transmissao de Energia Eletrica			NTPC, Ltd.
Paulista	100,996	1,425	8.490% due 03/24/25	INR	21,996		354
Cia Energetica de Sao Paulo (Æ)	136,400	860	Total Long-Term Investments
Gerdau SA	43,640	146
Investimentos Itau SA	2,039,722	7,183	(cost $372)				354
Itau Unibanco Holding SA	121,200	1,550
Klabin SA	104,916	127	Warrants & Rights - 0.4%
Lojas Americanas SA	512,923	2,855	Cayman Islands - 0.0%
Metalurgica Gerdau SA Class A	180,200	588	Ju Teng International Holdings, Ltd.(Æ)
Suzano Papel e Celulose SA Class A	533,500	2,674	2016 Warrants		449,125		39
Telefonica Brasil SA(Þ)	484,631	8,042	Germany - 0.1%
Telefonica Brasil SA(Å)	110	2	Almarai Co.(Æ)(Þ)
		30,387	2016 Warrants		21,868		526

Chile - 0.0%			Commercial Bank of Qatar QSC (The)(Æ)
Embotelladora Andina SA	76,704	243	2017 Warrants		173,576		2,704
Embotelladora Andina SA Class A	24,883	61					3,230
		304	Netherlands - 0.1%
Colombia - 0.0%			Grasim Industries, Ltd.(Æ)
Bancolombia SA	11,591	127	2017 Warrants		49,644		2,785

Russia - 0.1%			United Kingdom - 0.2%
Surgutneftegas OAO	3,525,200	2,674	Jarir Marketing Co.(Æ)
			2018 Warrants		109,900		6,726
South Korea - 0.4%
Samsung Electronics Co., Ltd.	11,444	11,590	Total Warrants & Rights
			(cost $12,025)				12,780
United States - 0.0%
LG Household & Healthcare, Ltd.(Æ)	615	206	Short-Term Investments - 5.4%
			United States - 5.4%
Total Preferred Stocks			Russell U.S. Cash Management Fund		142,820,638	(∞)	142,821
(cost $42,747)		45,288	United States Treasury Bills
			0.076% due 06/18/15(§)		5,001		5,001
Certificates of Participation - 0.6%			0.068% due 08/13/15(§)		12,548		12,547
China - 0.0%							160,369
JP Morgan Structured Products BV			Total Short-Term Investments
Zero coupon due 08/14/17	48	8	(cost $160,367)				160,369

Netherlands - 0.4%			Other Securities - 3.5%
JP Morgan Structured Products BV			Russell U.S. Cash Collateral Fund(×)		105,364,030	(8)	105,364
Zero coupon due 02/16/17 (Æ)	767	2,854	Total Other Securities

See accompanying notes which are an integral part of the financial statements.
194 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
(cost $105,364)	105,364

Total Investments 102.5%
(identified cost $2,778,387)	3,078,777

Other Assets and Liabilities, Net
-(2.5%)	(73,999)
Net Assets - 100.0%	3,004,778

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 195

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.2%
Bank Tabungan Pensiunan Nasional Tbk PT		06/27/13	IDR	492,300		0.39	193	151
China Forestry Holdings Co., Ltd.		07/26/10	HKD	871,100		0.43	372	—
China Metal Recycling Holdings, Ltd.		11/16/12	HKD	335,400		—	339	—
China South Locomotive and Rolling Stock Corp.		11/26/08	HKD	220,000		1.76	387	424
Corp. Moctezuma SAB de CV		03/01/06	MXN	284,063		1.91	541	887
Edita Food Industries		04/08/15	EGP	133,341		14.96	1,995	2,100
Kaisa Group Holdings, Ltd.		09/04/14	HKD	3,280,000		0.38	1,261	660
Real Gold Mining, Ltd.		04/26/10	HKD	463,232		1.60	741	—
Telefonica Brasil SA		09/09/11	BRL	110		—	—	2
Tianhe Chemicals Group Limited		06/13/14	HKD	25,778,000		0.23	5,886	2,328
								6,552
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
BIST 30 Index Futures			1,015	TRY	10,485	06/15		(112)
FTSE JSE TOP 40 Index Futures			350	ZAR	169,904	06/15		574
Hang Seng Index Futures			144	HKD	202,356	05/15		(259)
H-Shares Index Futures			280	HKD	202,538	05/15		(269)
KOSPI 200 Index Futures			220	KRW	29,496,500	06/15		1,484
Mexican BOLSA Index Futures			301	MXN	133,843	06/15		130
MSCI Taiwan Index Futures			677	USD	24,534	05/15		(245)
SGX CNX NIFTY Index Futures			900	USD	14,862	05/15		(47)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								1,256

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	3,340		BRL	10,000	05/05/15		(21)
Bank of America	USD	5,011		BRL	15,000	05/05/15		(32)
Bank of America	USD	6,681		BRL	20,000	05/05/15		(43)
Bank of America	USD	8,675		BRL	25,970	05/05/15		(56)
Bank of America	USD	14,751		BRL	48,470	05/05/15		1,337
Bank of America	USD	8,898		BRL	25,970	06/02/15		(363)
Bank of America	USD	10		TRY	27	05/04/15		—
Bank of America	USD	744		TRY	2,000	06/17/15		(6)
Bank of America	USD	4,093		TRY	11,000	06/17/15		(30)
Bank of America	USD	4,736		TRY	12,725	06/17/15		(36)
Bank of America	BRL	10,000		USD	3,078	05/05/15		(241)
Bank of America	BRL	15,000		USD	4,875	05/05/15		(104)
Bank of America	BRL	20,000		USD	6,697	05/05/15		59
Bank of America	BRL	25,970		USD	8,983	05/05/15		364
Bank of America	BRL	48,470		USD	16,191	05/05/15		104
Bank of America	HKD	25,000		USD	3,225	06/17/15		—
Bank of America	HKD	30,000		USD	3,868	06/17/15		(2)
Bank of America	HKD	80,000		USD	10,312	06/17/15		(10)
Bank of America	HKD	100,000		USD	12,899	06/17/15		(3)
Bank of America	INR	400,000		USD	6,257	06/17/15		24
Bank of America	INR	400,000		USD	6,308	06/17/15		75
Bank of America	INR	500,000		USD	7,945	06/17/15		154

See accompanying notes which are an integral part of the financial statements.

196 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	KRW	8,000,000	USD	7,394	06/17/15	(25)
Bank of America	KRW	10,000,000	USD	9,000	06/17/15	(273)
Bank of America	KRW	15,000,000	USD	13,769	06/17/15	(140)
Bank of America	MXN	10,000	USD	655	06/17/15	5
Bank of America	MXN	20,000	USD	1,321	06/17/15	21
Bank of America	MXN	30,000	USD	1,942	06/17/15	(8)
Bank of America	TRY	1,000	USD	372	06/17/15	2
Bank of America	TRY	1,184	USD	447	06/17/15	10
Bank of America	TRY	4,000	USD	1,472	06/17/15	(6)
Bank of America	ZAR	20,000	USD	1,638	06/17/15	(31)
Bank of America	ZAR	20,000	USD	1,639	06/17/15	(31)
Bank of America	ZAR	50,000	USD	4,078	06/17/15	(96)
Bank of New York	USD	15,351	ZAR	191,812	06/17/15	659
Barclays	USD	9,612	CNY	59,172	06/18/15	22
Barclays	USD	7,248	IDR	95,743,613	06/18/15	49
Barclays	USD	2,796	TRY	7,580	06/18/15	4
Barclays	CNY	22,924	USD	3,709	06/18/15	(24)
Barclays	KRW	3,057,796	USD	2,695	06/18/15	(141)
Barclays	KRW	18,661,182	USD	16,663	06/18/15	(640)
Barclays	RUB	97,605	USD	1,802	05/20/15	(83)
BNP Paribas	USD	8,675	BRL	25,970	05/05/15	(56)
BNP Paribas	USD	8,889	BRL	25,970	06/02/15	(353)
BNP Paribas	USD	5,123	CLP	3,276,628	06/18/15	211
BNP Paribas	USD	19,702	INR	1,259,500	06/17/15	(76)
BNP Paribas	USD	4,508	MXN	68,407	06/18/15	(63)
BNP Paribas	BRL	25,970	USD	8,974	05/05/15	354
BNP Paribas	CNY	112,793	USD	18,074	06/18/15	(291)
BNP Paribas	HKD	50,000	USD	6,451	06/17/15	—
BNP Paribas	MXN	20,000	USD	1,298	06/17/15	(2)
Citigroup	USD	6,554	MXN	100,230	06/18/15	(42)
Citigroup	CZK	126,242	USD	4,997	06/18/15	(170)
Citigroup	KRW	2,516,323	USD	2,279	06/18/15	(54)
Commonwealth Bank of Australia	USD	52,034	HKD	403,860	06/17/15	73
Credit Suisse	USD	14,757	BRL	48,470	05/05/15	1,330
Credit Suisse	BRL	48,470	USD	16,191	05/05/15	104
Deutsche Bank	USD	5,643	MXN	88,315	06/18/15	95
Deutsche Bank	USD	4,072	ZAR	48,978	06/18/15	16
Goldman Sachs	USD	3,377	BRL	10,109	05/05/15	(22)
Goldman Sachs	USD	1,152	HKD	8,942	06/17/15	1
Goldman Sachs	USD	4,395	KRW	4,806,263	06/18/15	62
Goldman Sachs	USD	77	ZAR	959	06/17/15	3
Goldman Sachs	BRL	10,109	USD	3,156	05/05/15	(199)
Goldman Sachs	CNY	13,484	USD	2,157	06/18/15	(39)
Goldman Sachs	KRW	1,771,281	USD	1,630	06/18/15	(12)
Goldman Sachs	MXN	1,100	USD	72	06/17/15	—
JPMorgan Chase	HKD	100,000	USD	12,896	06/17/15	(6)
JPMorgan Chase	MXN	10,000	USD	652	06/17/15	2
JPMorgan Chase	TRY	1,000	USD	365	06/17/15	(4)
JPMorgan Chase	ZAR	10,000	USD	824	06/17/15	(10)
Northern Trust	USD	4,442	PLN	16,686	06/18/15	186
Northern Trust	USD	2,673	ZAR	32,387	06/18/15	30
Northern Trust	USD	8,426	ZAR	104,804	06/18/15	320
Northern Trust	TRY	2,837	USD	1,078	06/18/15	30
Northern Trust	TRY	4,743	USD	1,793	06/18/15	41
Royal Bank of Scotland	USD	1,525	KRW	1,684,819	06/18/15	37
Royal Bank of Scotland	USD	2,000	KRW	2,253,033	06/18/15	89
Royal Bank of Scotland	USD	8,318	MYR	31,159	06/18/15	381
Royal Bank of Scotland	USD	3,150	PHP	140,833	06/18/15	1
Royal Bank of Scotland	USD	5,261	PHP	233,816	06/18/15	(30)
Royal Bank of Scotland	CLP	3,276,628	USD	5,285	06/18/15	(50)
Royal Bank of Scotland	PHP	79,211	USD	1,788	06/18/15	16
Royal Bank of Scotland	RUB	520,687	USD	9,726	05/20/15	(331)

		See accompanying notes which are an integral part of the financial statements.

					Russell Emerging Markets Fund 197

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Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	52,034	HKD	403,860	06/17/15	74
Standard Chartered	USD	19,701	INR	1,259,500	06/17/15	(76)
Standard Chartered	USD	25,052	KRW	28,235,000	06/17/15	1,130
Standard Chartered	USD	9,017	MXN	141,456	06/17/15	175
Standard Chartered	BRL	5,000	USD	1,686	06/02/15	43
Standard Chartered	CNY	108,564	USD	17,607	06/18/15	(70)
Standard Chartered	INR	200,000	USD	3,125	06/17/15	9
Standard Chartered	KRW	7,000,000	USD	6,552	06/17/15	61
Standard Chartered	MXN	10,000	USD	657	06/17/15	7
Standard Chartered	RUB	76,793	USD	1,411	05/20/15	(73)
Standard Chartered	TRY	2,000	USD	745	06/17/15	6
Standard Chartered	ZAR	40,000	USD	3,388	06/17/15	49
State Street	USD	9	BRL	25	05/04/15	—
State Street	USD	67	BRL	196	05/04/15	(2)
State Street	USD	934	BRL	2,746	05/04/15	(23)
State Street	USD	12	BRL	35	05/05/15	—
State Street	USD	7	BRL	21	05/06/15	—
State Street	USD	39	HKD	301	05/04/15	—
State Street	USD	111	HKD	857	05/04/15	—
State Street	USD	13	HKD	98	05/05/15	—
State Street	USD	13	HKD	99	05/05/15	—
State Street	USD	51	HKD	393	05/05/15	—
State Street	USD	51	HKD	396	05/05/15	—
State Street	USD	111	HKD	858	05/05/15	—
State Street	USD	391	HUF	106,044	05/04/15	1
State Street	USD	1	IDR	11,324	05/04/15	—
State Street	USD	1	IDR	10,114	05/05/15	—
State Street	USD	143	KRW	152,529	05/04/15	(1)
State Street	USD	205	KRW	218,957	05/04/15	(1)
State Street	USD	213	KRW	227,716	05/04/15	(1)
State Street	USD	253	KRW	270,440	05/04/15	(1)
State Street	USD	286	KRW	305,210	05/04/15	(1)
State Street	USD	395	KRW	421,464	05/04/15	(1)
State Street	USD	429	KRW	458,168	05/04/15	(2)
State Street	USD	575	KRW	613,724	05/04/15	(2)
State Street	USD	882	KRW	941,893	05/04/15	(3)
State Street	USD	3,767	KRW	4,023,102	05/04/15	(14)
State Street	USD	25,028	KRW	28,235,000	06/17/15	1,155
State Street	USD	394	LKR	52,865	05/05/15	3
State Street	USD	453	MAD	4,430	05/04/15	4
State Street	USD	15	MAD	150	05/05/15	—
State Street	USD	69	MXN	1,054	05/04/15	—
State Street	USD	14	MXN	209	05/05/15	—
State Street	USD	269	MYR	953	05/05/15	(1)
State Street	USD	10	MYR	37	05/06/15	—
State Street	USD	150	NGN	29,869	05/04/15	—
State Street	USD	42	PHP	1,860	05/04/15	—
State Street	USD	48	PHP	2,117	05/05/15	—
State Street	USD	673	PLN	2,425	05/04/15	1
State Street	USD	324	THB	10,653	05/07/15	(1)
State Street	USD	1,377	THB	44,939	06/18/15	(16)
State Street	USD	4,396	THB	143,350	06/18/15	(53)
State Street	BRL	79	USD	27	05/04/15	1
State Street	BRL	589	USD	198	05/04/15	2
State Street	CAD	7	USD	6	05/01/15	—
State Street	CAD	54	USD	45	05/01/15	—
State Street	CAD	92	USD	77	05/01/15	1
State Street	CAD	187	USD	156	05/01/15	1
State Street	HKD	288	USD	37	05/04/15	—
State Street	HKD	303	USD	39	05/04/15	—
State Street	HKD	354	USD	46	05/04/15	—
State Street	HKD	575	USD	74	05/04/15	—

See accompanying notes which are an integral part of the financial statements.

198 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	25,060	USD	3,233	05/04/15	(1)
State Street	HKD	69	USD	9	05/05/15	—
State Street	HKD	118	USD	15	05/05/15	—
State Street	HKD	353	USD	45	05/05/15	—
State Street	HKD	140,000	USD	18,064	06/17/15	—
State Street	MXN	113	USD	7	05/04/15	—
State Street	MXN	213	USD	14	05/04/15	—
State Street	MXN	481	USD	31	05/04/15	—
State Street	MXN	60,000	USD	3,896	06/17/15	(3)
State Street	MYR	79	USD	22	05/05/15	—
State Street	MYR	110	USD	31	05/06/15	—
State Street	MYR	288	USD	81	05/06/15	—
State Street	MYR	642	USD	180	05/06/15	—
State Street	MYR	1,141	USD	321	05/06/15	—
State Street	PHP	613	USD	14	05/04/15	—
State Street	THB	1,297	USD	40	05/06/15	—
State Street	THB	2,425	USD	73	05/06/15	—
State Street	THB	4,055	USD	123	05/06/15	—
State Street	THB	7,175	USD	220	05/06/15	2
State Street	THB	8,484	USD	260	05/06/15	2
State Street	THB	2,403	USD	73	05/07/15	—
State Street	THB	3,869	USD	118	05/07/15	—
State Street	THB	5,402	USD	164	05/07/15	—
State Street	THB	9,183	USD	279	05/07/15	—
State Street	THB	188,289	USD	5,766	06/18/15	62
State Street	TRY	177	USD	66	05/04/15	—
State Street	TRY	421	USD	158	05/04/15	—
State Street	TRY	2,000	USD	751	06/17/15	12
State Street	TRY	4,000	USD	1,456	06/17/15	(21)
State Street	ZAR	356	USD	29	05/04/15	(1)
State Street	ZAR	1,675	USD	142	05/04/15	1
State Street	ZAR	6,722	USD	556	05/05/15	(10)
State Street	ZAR	80,000	USD	6,531	06/17/15	(146)
UBS	USD	2,130	BRL	6,376	05/05/15	(14)
UBS	USD	5,329	BRL	16,485	05/05/15	142
UBS	USD	9,008	MXN	141,456	06/17/15	184
UBS	USD	15,335	ZAR	191,812	06/17/15	677
UBS	BRL	6,376	USD	1,987	05/05/15	(129)
UBS	BRL	16,485	USD	5,507	05/05/15	35
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						5,189

Index Swap Contracts (*)
Amounts in thousands

Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Bovespa Index Future	Goldman Sachs	BRL	38,449	06/17/15	439
Bovespa Index Future	Goldman Sachs	BRL	2,757	06/18/15	28
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					467

(*)	Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.10% to 0.16%.

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 199

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Argentina	$14,064	$—	$—	$14,064	0.5
Austria	—	1,355	—	1,355	—*
Bermuda	10,347	41,923	—	52,270	1.7
Brazil	224,414	—	—	224,414	7.5
Canada	7,905	—	—	7,905	0.3
Cayman Islands	69,232	113,209	664	183,105	6.1
Chile	11,173	—	—	11,173	0.4
China	4,087	296,206	—	300,293	10.0
Colombia	10,762	—	—	10,762	0.4
Cyprus	499	381	—	880	—*
Czech Republic	—	8,726	—	8,726	0.3
Egypt	2,100	15,642	—	17,742	0.6
Germany	—	11,723	—	11,723	0.4
Greece	—	7,279	—	7,279	0.2
Hong Kong	37,642	117,544	—	155,186	5.2
Hungary	—	16,088	—	16,088	0.5
India	38,231	161,499	699	200,429	6.7
Indonesia	—	46,382	—	46,382	1.5
Ireland	—	2,851	—	2,851	0.1
Israel	10,163	3,366	—	13,529	0.5
Jersey	—	5,028	—	5,028	0.2
Kazakhstan	1,609	—	—	1,609	0.1
Luxembourg	9,992	3,609	—	13,601	0.5
Malaysia	—	24,741	—	24,741	0.8
Mexico	95,801	596	—	96,397	3.2
Morocco	—	2,072	—	2,072	0.1
Netherlands	12,331	4,114	—	16,445	0.5
Nigeria	19,405	1,650	—	21,055	0.7
Pakistan	—	19,345	—	19,345	0.6
Panama	2,905	—	—	2,905	0.1
Philippines	—	21,460	—	21,460	0.7
Poland	—	17,272	—	17,272	0.6
Qatar	—	3,481	—	3,481	0.1
Romania	4,712	6,343	—	11,055	0.4
Russia	77,804	61,894	—	139,698	4.6
Singapore	—	5,408	—	5,408	0.2
South Africa	6,592	116,862	—	123,454	4.1
South Korea	39,270	311,478	5,103	355,851	11.8
Spain	5,494	—	—	5,494	0.2
Sri Lanka	—	11,323	—	11,323	0.4
Switzerland	—	10,517	—	10,517	0.3
Taiwan	24,525	219,895	—	244,420	8.1
Thailand	—	67,093	—	67,093	2.2
Togo	2,525	—	—	2,525	0.1
Tunisia	—	771	—	771	—*
Turkey	3,031	67,893	—	70,924	2.4
United Arab Emirates	—	3,375	—	3,375	0.1
United Kingdom	2,976	56,791	—	59,767	2.0
United States	17,973	37,926	—	55,899	1.9
Virgin Islands, British	1,733	—	2,328	4,061	0.1
Zimbabwe	521	—	—	521	—*
Investments in Other Funds	13,920	19,033	—	32,953	1.1
Preferred Stocks	30,818	14,470	—	45,288	1.5
Certificates of Participation	8	17,938	—	17,946	0.6
Long-Term Investments	—	—	354	354	—*
Warrants & Rights	—	12,780	—	12,780	0.4
Short-Term Investments	—	160,369	—	160,369	5.4

See accompanying notes which are an integral part of the financial statements.

200 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Other Securities	—	105,364	—	105,364	3.5
Total Investments	814,564	2,255,065	9,148	3,078,777	102.5
Other Assets and Liabilities, Net					(2.5)
					100.0

Other Financial Instruments
Futures Contracts	1,256	—	—	1,256	—*
Foreign Currency Exchange Contracts	(35)	5,224	—	5,189	0.2
Index Swap Contracts	—	467	—	467	—*
Total Other Financial Instruments**	$1,221	$5,691	$—	$6,912

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 201

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Russell Emerging Markets Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$10,111
Variation margin on futures contracts*	2,188	—
Index swap contracts, at fair value	467	—
Total	$2,655	$10,111

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$932	$—
Unrealized depreciation on foreign currency exchange contracts	—	4,922
Total	$932	$4,922
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$25,248	$—
Index swap contracts	(692)	—
Foreign currency-related transactions**	—	(14,834)
Total	$24,556	$(14,834)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$552	$—
Index swap contracts	1,512	—
Foreign currency-related transactions***	—	4,498
Total	$2,064	$4,498

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

202 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
		Amounts			of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value	$100,110	$	— $	100,110
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	10,111		—	10,111
Futures Contracts	Variation margin on futures contracts	12,322		—	12,322
Index Swap Contracts	Index swap contracts, at fair value	467		—	467
Total		$123,010	$	— $	123,010

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments Received^		Net Amount
Bank of America	$2,154	$1,556		$—	$598
Bank of New York	659	—		—	659
Barclays	30,066	75		29,991	—
BNP Paribas	566	566		—	—
Citigroup	7,969	—		7,969	—
Commonwealth Bank of Australia	73	—		—	73
Credit Suisse	18,947	—		17,513	1,434
Deutsche Bank	4,309	—		4,198	111
Fidelity	4,811	—		4,811	—
Goldman Sachs	14,178	61		2,311	11,806
JPMorgan Chase	2,334	2		2,332	—
Merrill Lynch	1,565	—		1,565	—
Morgan Stanley	29,323	—		29,323	—
Northern Trust	607	—		—	607
Royal Bank of Scotland	524	411		—	113
Standard Chartered	1,553	76		—	1,477
State Street	1,248	233		—	1,015
UBS	2,124	143		1,086	895
Total	$123,010	$3,123		$101,099	$18,788

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 203

Russell Investment Company
Russell Emerging Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$4,922	$	— $	4,922
Total	$4,922	$	— $	4,922

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount

Bank of America	$1,556	$1,556	$	— $	—
Barclays	888	75		—	813
BNP Paribas	842	566		—	276
Citigroup	266	—		—	266
Goldman Sachs	272	61		211	—
JPMorgan Chase	21	2		—	19
Royal Bank of Scotland	411	411		—	—
Standard Chartered	218	76		—	142
State Street	305	233		—	72
UBS	143	143		—	—
Total	$4,922	$3,123		$211	$1,588

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

204 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,778,387
Investments, at fair value(*)(>)	3,078,777
Cash (restricted)(a)	2,635
Foreign currency holdings(^)	14,250
Unrealized appreciation on foreign currency exchange contracts	10,111
Receivables:
Dividends and interest	5,193
Dividends from affiliated Russell funds	21
Investments sold	39,485
Fund shares sold	3,158
Foreign capital gains taxes recoverable	7
Variation margin on futures contracts	12,322
Prepaid expenses	28
Index swap contracts, at fair value(8)	467
Total assets	3,166,454

Liabilities
Payables:
Due to custodian	28
Due to broker (b)	987
Investments purchased	42,348
Fund shares redeemed	2,537
Accrued fees to affiliates	3,360
Other accrued expenses	346
Deferred capital gains tax liability	1,784
Unrealized depreciation on foreign currency exchange contracts	4,922
Payable upon return of securities loaned	105,364
Total liabilities	161,676

Net Assets	$3,004,778

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 205

Russell Investment Company
Russell Emerging Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(33,935)
Accumulated net realized gain (loss)	973
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	298,606
Futures contracts	1,256
Index swap contracts	467
Foreign currency-related transactions	5,409
Shares of beneficial interest	1,629
Additional paid-in capital	2,730,373
Net Assets	$3,004,778

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$18.35
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$19.47
Class A — Net assets	$22,435,831
Class A — Shares outstanding ($.01 par value)	1,222,634
Net asset value per share: Class C(#)	$17.20
Class C — Net assets	$26,520,410
Class C — Shares outstanding ($.01 par value)	1,542,301
Net asset value per share: Class E(#)	$18.41
Class E — Net assets	$51,019,949
Class E — Shares outstanding ($.01 par value)	2,770,792
Net asset value per share: Class S(#)	$18.45
Class S — Net assets	$ 2,283,841,345
Class S — Shares outstanding ($.01 par value)	123,759,064
Net asset value per share: Class Y(#)	$18.49
Class Y — Net assets	$620,960,304
Class Y — Shares outstanding ($.01 par value)	33,589,687
Amounts in thousands
(^) Foreign currency holdings - cost	$14,469
(*) Securities on loan included in investments	$100,110
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$248,185
(8) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$2,635
(b) Due to Broker for Futures	$987
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

206 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$26,608
Dividends from affiliated Russell funds	90
Interest	10
Securities lending income	1,271
Less foreign taxes withheld	(2,911)
Total investment income	25,068

Expenses
Advisory fees	16,381
Administrative fees	677
Custodian fees	1,073
Distribution fees - Class A	26
Distribution fees - Class C	98
Transfer agent fees - Class A	21
Transfer agent fees - Class C	26
Transfer agent fees - Class E	48
Transfer agent fees - Class S	2,134
Transfer agent fees - Class Y	14
Professional fees	104
Registration fees	71
Shareholder servicing fees - Class C	33
Shareholder servicing fees - Class E	59
Trustees’ fees	35
Printing fees	194
Miscellaneous	29
Total expenses	21,023
Net investment income (loss)	4,045

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	35,221
Futures contracts	25,248
Index swap contracts	(692)
Foreign currency-related transactions	(16,701)
Net realized gain (loss)	43,076
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	8,086
Futures contracts	552
Index swap contracts	1,512
Foreign currency-related transactions	5,319
Net change in unrealized appreciation (depreciation)	15,469
Net realized and unrealized gain (loss)	58,545
Net Increase (Decrease) in Net Assets from Operations	$62,590

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 207

Russell Investment Company
Russell Emerging Markets Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,045	$28,468
Net realized gain (loss)	43,076	38,256
Net change in unrealized appreciation (depreciation)	15,469	3,234
Net increase (decrease) in net assets from operations	62,590	69,958

Distributions
From net investment income
Class A	(254)	(96)
Class C	(144)	(—)**
Class E	(575)	(170)
Class S	(31,776)	(11,119)
Class Y	(10,628)	(4,235)
From net realized gain
Class A	(308)	(624)
Class C	(426)	(904)
Class E	(706)	(1,133)
Class S	(31,455)	(45,961)
Class Y	(9,279)	(13,854)
Net decrease in net assets from distributions	(85,551)	(78,096)

Share Transactions*
Net increase (decrease) in net assets from share transactions	43,581	823,559
Total Net Increase (Decrease) in Net Assets	20,620	815,421

Net Assets
Beginning of period	2,984,158	2,168,737
End of period	$3,004,778	$2,984,158
Undistributed (overdistributed) net investment income included in net assets	$(33,935)	$5,397

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

208 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	156	$2,738	327	$5,917
Proceeds from reinvestment of distributions	33	555	39	692
Payments for shares redeemed	(176)	(3,082)	(303)	(5,543)
Net increase (decrease)	13	211	63	1,066
Class C
Proceeds from shares sold	93	1,535	394	6,740
Proceeds from reinvestment of distributions	36	564	53	886
Payments for shares redeemed	(240)	(3,908)	(411)	(7,016)
Net increase (decrease)	(111)	(1,809)	36	610
Class E
Proceeds from shares sold	303	5,222	1,424	25,324
Proceeds from reinvestment of distributions	71	1,213	71	1,256
Payments for shares redeemed	(279)	(4,839)	(886)	(16,716)
Net increase (decrease)	95	1,596	609	9,864
Class S
Proceeds from shares sold	19,372	338,590	56,245	1,007,872
Proceeds from reinvestment of distributions	3,687	62,747	3,191	56,703
Payments for shares redeemed	(19,088)	(333,287)	(23,271)	(428,433)
Net increase (decrease)	3,971	68,050	36,165	636,142
Class Y
Proceeds from shares sold	1,921	33,527	14,643	270,290
Proceeds from reinvestment of distributions	1,168	19,908	1,017	18,089
Payments for shares redeemed	(4,383)	(77,902)	(5,968)	(112,502)
Net increase (decrease)	(1,294)	(24,467)	9,692	175,877
Total increase (decrease)	2,674	$43,581	46,565	$823,559

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 209

Russell Investment Company
Russell Emerging Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	18.50	— (f)	.33	.33	(.22)	(.26)
October 31, 2014	18.96	.13	.04	.17	(.08)	(.55)
October 31, 2013	17.79	.13	1.18	1.31	(.14)	—
October 31, 2012	18.06	.19	.46	.65	(.22)	(.70)
October 31, 2011	20.37	.21	(2.14)	(1.93)	(.38)	—
October 31, 2010	16.44	.08	4.29	4.37	(.44)	—

Class C
April 30, 2015*	17.29	(.07)	.33	.26	(.09)	(.26)
October 31, 2014	17.81	(.01)	.04	.03	—	(.55)
October 31, 2013	16.72	(.01)	1.10	1.09	—	—
October 31, 2012	16.99	.05	.45	.50	(.07)	(.70)
October 31, 2011	19.20	.05	(2.02)	(1.97)	(.24)	—
October 31, 2010	15.53	(.05)	4.06	4.01	(.34)	—

Class E
April 30, 2015*	18.56	— (f)	.33	.33	(.22)	(.26)
October 31, 2014	19.01	.15	.03	.18	(.08)	(.55)
October 31, 2013	17.83	.14	1.17	1.31	(.13)	—
October 31, 2012	18.10	.18	.47	.65	(.22)	(.70)
October 31, 2011	20.41	.22	(2.16)	(1.94)	(.37)	—
October 31, 2010	16.47	.08	4.30	4.38	(.44)	—

Class S
April 30, 2015*	18.63	.02	.33	.35	(.27)	(.26)
October 31, 2014	19.09	.19	.03	.22	(.13)	(.55)
October 31, 2013	17.91	.18	1.18	1.36	(.18)	—
October 31, 2012	18.19	.23	.46	.69	(.27)	(.70)
October 31, 2011	20.50	.27	(2.17)	(1.90)	(.41)	—
October 31, 2010	16.52	.12	4.33	4.45	(.47)	—

Class Y
April 30, 2015*	18.68	.03	.35	.38	(.31)	(.26)
October 31, 2014	19.14	.22	.03	.25	(.16)	(.55)
October 31, 2013	17.96	.23	1.17	1.40	(.22)	—
October 31, 2012	18.23	.26	.47	.73	(.30)	(.70)
October 31, 2011	20.54	.29	(2.16)	(1.87)	(.44)	—
October 31, 2010	16.55	.15	4.33	4.48	(.49)	—

See accompanying notes which are an integral part of the financial statements.

210 Russell Emerging Markets Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(d)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.48)	18.35	2.02	22,436	1.75	1.75	(.05)	35
(.63)	18.50	1.04	22,378	1.76	1.76	.72	67
(.14)	18.96	7.36	21,736	1.75	1.75	.74	93
(.92)	17.79	4.11	20,585	1.75	1.75	1.07	94
(.38)	18.06	(9.67)	21,834	1.78	1.78	1.06	73
(.44)	20.37	27.09	21,428	1.78	1.78	.47	67

(.35)	17.20	1.69	26,521	2.50	2.50	(.82)	35
(.55)	17.29	.26	28,601	2.51	2.51	(.05)	67
—	17.81	6.55	28,808	2.50	2.50	(.04)	93
(.77)	16.72	3.37	31,671	2.50	2.50	.29	94
(.24)	16.99	(10.37)	36,942	2.53	2.53	.25	73
(.34)	19.20	26.15	44,932	2.53	2.53	(.29)	67

(.48)	18.41	2.05	51,020	1.75	1.75	(.05)	35
(.63)	18.56	1.09	49,652	1.76	1.76	.80	67
(.13)	19.01	7.37	39,296	1.75	1.75	.74	93
(.92)	17.83	4.11	38,808	1.75	1.75	1.05	94
(.37)	18.10	(9.70)	45,591	1.78	1.78	1.11	73
(.44)	20.41	27.13	39,733	1.78	1.78	.44	67

(.53)	18.45	2.18	2,283,841	1.50	1.50	.20	35
(.68)	18.63	1.31	2,231,799	1.51	1.51	1.02	67
(.18)	19.09	7.64	1,596,632	1.50	1.50	.99	93
(.97)	17.91	4.33	1,341,106	1.50	1.50	1.33	94
(.41)	18.19	(9.45)	1,215,031	1.53	1.53	1.34	73
(.47)	20.50	27.41	1,065,718	1.53	1.53	.70	67

(.57)	18.49	2.28	620,960	1.30	1.30	.38	35
(.71)	18.68	1.50	651,728	1.31	1.31	1.16	67
(.22)	19.14	7.80	482,265	1.30	1.30	1.26	93
(1.00)	17.96	4.58	387,848	1.32	1.32	1.50	94
(.44)	18.23	(9.30)	471,717	1.35	1.35	1.45	73
(.49)	20.54	27.60	508,992	1.35	1.35	.85	67

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 211

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,045.40	$1,018.70
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$6.24	$6.16

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.23%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,041.20	$1,014.98
	Expenses Paid During Period*	$10.02	$9.89
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.98%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,045.20	$1,018.70
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$6.24	$6.16
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.23%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

212 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,046.60	$1,019.93
Expenses Paid During Period*	$4.97	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Tax-Managed U.S. Large Cap Fund 213

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.7%			Constellation Brands, Inc. Class A	18,440	2,138
Consumer Discretionary - 12.4%			CVS Health Corp.	197,412	19,601
21st Century Fox, Inc.(Æ)	65,149	2,220	Dr Pepper Snapple Group, Inc.	17,480	1,304
Amazon.com, Inc.(Æ)	25,813	10,887	General Mills, Inc.	6,099	338
AutoZone, Inc.(Æ)	2,200	1,480	Hershey Co. (The)	82,488	7,582
CBS Corp. Class B	24,962	1,551	Kellogg Co.	6,702	424
Charter Communications, Inc. Class A(Æ)	5,690	1,064	Kimberly-Clark Corp.	16,651	1,826
Comcast Corp. Class A(Æ)	262,698	15,145	Kraft Foods Group, Inc.(Æ)	13,302	1,127
Costco Wholesale Corp.	16,740	2,395	Kroger Co. (The)	14,200	979
CST Brands, Inc.	3,500	146	Lorillard, Inc.	701	49
DIRECTV(Æ)	371	34	Molson Coors Brewing Co. Class B	12,040	885
DISH Network Corp. Class A(Æ)	18,410	1,246	Mondelez International, Inc. Class A	532,130	20,418
Dollar General Corp.	8,600	625	PepsiCo, Inc.	112,692	10,719
Dollar Tree, Inc.(Æ)	5,970	456	Philip Morris International, Inc.	130,339	10,879
eBay, Inc.(Æ)	5,789	337	Procter & Gamble Co. (The)	155,002	12,324
Estee Lauder Cos., Inc. (The) Class A	10,961	891	Reynolds American, Inc.	15,454	1,133
Expedia, Inc.	5,900	556	Sysco Corp.	6,717	249
Ford Motor Co.	524,410	8,286	Walgreens Boots Alliance, Inc.	12,752	1,058
Gap, Inc. (The)	81,718	3,239	Whole Foods Market, Inc.	154,281	7,369
GateHouse Media, Inc.(Æ)	123,225	6,217			123,474
General Motors Co.	78,342	2,747
Harman International Industries, Inc.	10,410	1,357	Energy - 6.8%
Home Depot, Inc.	48,186	5,155	Anadarko Petroleum Corp.	21,200	1,995
Interpublic Group of Cos., Inc. (The)	14,867	310	Apache Corp.	1,143	78
Johnson Controls, Inc.	29,238	1,473	Baker Hughes, Inc.	22,561	1,545
Las Vegas Sands Corp.	751	40	BP PLC - ADR	78,452	3,386
Lennar Corp. Class A	84,738	3,881	California Resources Corp.	8,850	82
Lowe's Cos., Inc.	207,498	14,288	Cheniere Energy, Inc.(Æ)	5,800	444
Macy's, Inc.	12,300	795	Chevron Corp.	78,486	8,717
McDonald's Corp.	5,663	547	ConocoPhillips	98,513	6,691
Michael Kors Holdings, Ltd.(Æ)	65,640	4,060	Core Laboratories NV	72,578	9,528
Nike, Inc. Class B	1,253	124	Devon Energy Corp.	1,374	94
Norwegian Cruise Line Holdings, Ltd.(Æ)	17,700	859	EOG Resources, Inc.	22,572	2,233
O'Reilly Automotive, Inc.(Æ)	20,764	4,523	EQT Corp.	9,100	818
Priceline Group, Inc. (The)(Æ)	8,497	10,518	Exxon Mobil Corp.	156,911	13,709
PulteGroup, Inc.	44,100	851	Halliburton Co.	136,661	6,690
Ross Stores, Inc.	9,400	929	Hess Corp.	8	1
Royal Caribbean Cruises, Ltd.	13,290	905	Kinder Morgan, Inc.	14,345	616
Starbucks Corp.	291,470	14,451	Marathon Oil Corp.	51,262	1,594
Target Corp.	95,196	7,504	Marathon Petroleum Corp.	15,525	1,530
TE Connectivity, Ltd.	15,100	1,005	National Oilwell Varco, Inc.	1,526	83
Time Warner Cable, Inc.	10,232	1,591	NOW, Inc.(Æ)	542	13
Time Warner, Inc.	67,362	5,686	Occidental Petroleum Corp.	93,313	7,474
TJX Cos., Inc.	123,507	7,971	Phillips 66(Æ)	68,123	5,403
VF Corp.	35,920	2,602	Pioneer Natural Resources Co.	4,544	785
Viacom, Inc. Class B	17,568	1,220	Schlumberger, Ltd.	196,771	18,617
Wal-Mart Stores, Inc.	101,102	7,891	Spectra Energy Corp.	2,108	79
Walt Disney Co. (The)	98,960	10,759	Valero Energy Corp.	21,078	1,199
Wyndham Worldwide Corp.	77,201	6,593	Weatherford International PLC(Æ)	250,178	3,640
Yum! Brands, Inc.	5,820	500	Williams Cos., Inc. (The)	8,229	421
		177,910			97,465

Consumer Staples - 8.6%			Financial Services - 19.4%
Altria Group, Inc.	109,273	5,469	ACE, Ltd.	96,631	10,339
Anheuser-Busch InBev NV - ADR	24,092	2,892	Aflac, Inc.	1,274	80
Archer-Daniels-Midland Co.	33,997	1,662	Alliance Data Systems Corp.(Æ)	2,300	684
Coca-Cola Co. (The)	121,897	4,944	American Express Co.	196,200	15,196
Coca-Cola Enterprises, Inc.	8,200	364	American International Group, Inc.	220,177	12,394
Colgate-Palmolive Co.	115,056	7,741	American Tower Corp. Class A(ö)	128,849	12,180

See accompanying notes which are an integral part of the financial statements.
214 Russell Tax-Managed U.S. Large Cap Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ameriprise Financial, Inc.	19,938	2,498	Baxter International, Inc.	522	36
Aon PLC	70,131	6,749	Becton Dickinson and Co.	1,909	269
AvalonBay Communities, Inc.(ö)	7,200	1,183	Biogen, Inc.(Æ)	12,492	4,671
Bank of America Corp.	897,580	14,298	Boston Scientific Corp.(Æ)	124,350	2,216
Bank of New York Mellon Corp. (The)	310	13	Bristol-Myers Squibb Co.	84,335	5,375
BB&T Corp.	30,249	1,158	Cardinal Health, Inc.	69,293	5,844
Berkshire Hathaway, Inc. Class B(Æ)	98,712	13,939	Celgene Corp.(Æ)	42,014	4,540
BlackRock, Inc. Class A	3,265	1,188	Cerner Corp.(Æ)	115,468	8,292
Boston Properties, Inc.(ö)	7,840	1,037	Eli Lilly & Co.	4,993	359
Brixmor Property Group, Inc.(ö)	21,200	497	Express Scripts Holding Co.(Æ)	4,688	405
Capital One Financial Corp.	124,030	10,028	Gilead Sciences, Inc.	6,882	692
Charles Schwab Corp. (The)	54,135	1,651	Halyard Health, Inc.(Æ)	557	27
Chubb Corp. (The)	821	81	Humana, Inc.	17,180	2,845
Citigroup, Inc.	232,970	12,422	Intuitive Surgical, Inc.(Æ)	104	52
Discover Financial Services	1,164	68	Johnson & Johnson	187,240	18,574
Equinix, Inc.(ö)	31,096	7,958	Mallinckrodt PLC(Æ)	143	16
Everest Re Group, Ltd.	900	161	McKesson Corp.	11,800	2,636
Extra Space Storage, Inc.(ö)	6,120	404	Medtronic PLC	127,021	9,457
Fidelity National Information Services, Inc.	18,900	1,181	Merck & Co., Inc.	200,181	11,923
Goldman Sachs Group, Inc. (The)	41,325	8,117	Mylan NV(Æ)	2,000	144
Hartford Financial Services Group, Inc.	55,811	2,275	PerkinElmer, Inc.	2,100	108
Highwoods Properties, Inc.(ö)	8,040	346	Perrigo Co. PLC	9,737	1,785
Intercontinental Exchange, Inc.	38,545	8,655	Pfizer, Inc.	402,112	13,644
Invesco, Ltd.	39,700	1,644	Regeneron Pharmaceuticals, Inc.(Æ)	12,066	5,520
JPMorgan Chase & Co.	257,583	16,295	Sanofi - ADR	85,349	4,314
Kilroy Realty Corp.(ö)	9,100	646	St. Jude Medical, Inc.	62,971	4,411
Lincoln National Corp.	4,840	273	Stryker Corp.	18,925	1,746
Loews Corp.	138,924	5,785	Teva Pharmaceutical Industries, Ltd. - ADR	12,650	764
Markel Corp.(Æ)	11,040	8,177	Thermo Fisher Scientific, Inc.	58,786	7,388
MasterCard, Inc. Class A	18,270	1,648	UnitedHealth Group, Inc.	114,331	12,736
MetLife, Inc.	189,672	9,728	Vertex Pharmaceuticals, Inc.(Æ)	8,600	1,060
Morgan Stanley	90,973	3,394	Zoetis, Inc. Class A	13,700	608
PNC Financial Services Group, Inc. (The)	34,804	3,193			179,133
Prologis, Inc.(ö)	25,040	1,007
Prudential Financial, Inc.	10,163	829	Materials and Processing - 4.2%
Realogy Holdings Corp.(Æ)	163,249	7,740	Air Products & Chemicals, Inc.	44,374	6,365
Simon Property Group, Inc.(ö)	9,970	1,809	Alcoa, Inc.	112,590	1,511
State Street Corp.	224,758	17,333	Axiall Corp.	5,720	233
SunTrust Banks, Inc.	6,350	264	Ball Corp.	3,000	220
SVB Financial Group(Æ)	2,100	279	CF Industries Holdings, Inc.	1,700	489
Synchrony Financial(Æ)	115,207	3,589	CRH PLC - ADR	189,522	5,297
TD Ameritrade Holding Corp.	6,600	239	Crown Holdings, Inc.(Æ)	16,700	906
Thomson Reuters Corp.	3,730	153	Dow Chemical Co. (The)	104,466	5,328
Travelers Cos., Inc. (The)	657	66	Ecolab, Inc.	130,213	14,581
Unum Group	8,350	285	EI du Pont de Nemours & Co.	33,306	2,438
US Bancorp	14,289	613	Ingersoll-Rand PLC	8,027	529
Visa, Inc. Class A	300,488	19,847	International Paper Co.	66,067	3,549
Wells Fargo & Co.	493,117	27,171	LyondellBasell Industries Class A	11	1
XL Group PLC Class A	14,100	523	Masco Corp.	34,250	907
		279,310	Monsanto Co.	56,842	6,478
			Mosaic Co. (The)	28,700	1,263
Health Care - 12.5%			PPG Industries, Inc.	2,491	552
Abbott Laboratories	72,784	3,379	Praxair, Inc.	32,892	4,011
AbbVie, Inc.	134,582	8,702	Precision Castparts Corp.	16,238	3,356
Actavis PLC(Æ)	20,129	5,694	Rio Tinto PLC - ADR	42,163	1,888
Aetna, Inc.	15,038	1,607	Southern Copper Corp.	672	22
Alexion Pharmaceuticals, Inc.(Æ)	8,742	1,479	United States Steel Corp.	11,830	284
Amgen, Inc.	102,738	16,223			60,208
Anthem, Inc.	63,556	9,592

			See accompanying notes which are an integral part of the financial statements.
			Russell Tax-Managed U.S. Large Cap Fund 215

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Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
Amount ($) or		Value		Amount ($) or		Value
	Shares	$		Shares		$
Producer Durables - 13.5%			Freescale Semiconductor, Ltd.(Æ)	7,400		289
3M Co.	6,975	1,091	Google, Inc. Class C(Æ)	38,911		21,001
Accenture PLC Class A	31,622	2,930	Hewlett-Packard Co.	159,979		5,275
American Airlines Group, Inc.	5,459	264	Intel Corp.	121,574		3,957
Automatic Data Processing, Inc.	100,955	8,535	International Business Machines Corp.	14,313		2,452
B/E Aerospace, Inc.	91,120	5,448	Intuit, Inc.	36,782		3,690
Boeing Co. (The)	5,898	845	KLA-Tencor Corp.	9,320		548
Canadian Pacific Railway, Ltd.	5,800	1,105	Lam Research Corp.	33,730		2,549
Caterpillar, Inc.	3,423	297	LinkedIn Corp. Class A(Æ)	12,371		3,119
CSX Corp.	95,131	3,433	Micron Technology, Inc.(Æ)	11,631		327
Cummins, Inc.	10,571	1,462	Microsoft Corp.	530,809		25,819
Danaher Corp.	5,344	438	Oracle Corp.	372,195		16,235
Deere & Co.	6,351	575	QUALCOMM, Inc.	178,996		12,172
Delta Air Lines, Inc.	283,383	12,650	Red Hat, Inc.(Æ)	54,862		4,129
Eaton Corp. PLC	37,999	2,612	Salesforce.com, Inc.(Æ)	83,495		6,080
Emerson Electric Co.	16,307	959	SanDisk Corp.	8,730		584
FedEx Corp.	2,119	359	SAP SE - ADR	87,337		6,611
Fluor Corp.	22,570	1,357	Texas Instruments, Inc.	7,967		432
General Dynamics Corp.	35,200	4,834	Twitter, Inc.(Æ)	2,959		115
General Electric Co.	428,940	11,616	VMware, Inc. Class A(Æ)	2,717		239
Honeywell International, Inc.	321,792	32,475	Xilinx, Inc.	5,800		251
Illinois Tool Works, Inc.	91,793	8,590	Yahoo!, Inc.(Æ)	7,941		338
L-3 Communications Holdings, Inc.	10,200	1,172				185,067
Lockheed Martin Corp.	1,729	323
Mettler-Toledo International, Inc.(Æ)	26,175	8,298	Utilities - 4.4%
Norfolk Southern Corp.	39,310	3,964	American Electric Power Co., Inc.	13,713		780
Northrop Grumman Corp.	1,605	247	AT&T, Inc.	314,351		10,889
PACCAR, Inc.	58,867	3,847	Calpine Corp.(Æ)	318,567		6,948
Parker-Hannifin Corp.	4,400	525	CenterPoint Energy, Inc.	38,700		811
Pentair PLC	6,410	398	CenturyLink, Inc.	11,388		409
Raytheon Co.	61,274	6,373	CMS Energy Corp.	27,650		938
Sensata Technologies Holding NV(Æ)	218,229	12,048	Dominion Resources, Inc.	14,007		1,004
Southwest Airlines Co.	158,532	6,430	Duke Energy Corp.	17,441		1,353
SPX Corp.	6,700	516	Edison International	26,200		1,597
Stanley Black & Decker, Inc.	47,178	4,657	Entergy Corp.	63,089		4,869
TransDigm Group, Inc.	33,755	7,160	Exelon Corp.	71,606		2,436
Tyco International PLC	150,453	5,925	NextEra Energy, Inc.	37,730		3,808
Union Pacific Corp.	128,961	13,700	NiSource, Inc.	32,200		1,398
United Continental Holdings, Inc.(Æ)	14,980	895	PG&E Corp.	34,769		1,840
United Parcel Service, Inc. Class B	5,737	577	Sempra Energy	14,900		1,582
United Technologies Corp.	119,265	13,566	Southern Co.	24,974		1,106
Waste Management, Inc.	4,229	209	Sprint Corp.(Æ)	26,624		137
WW Grainger, Inc.	2,470	614	T-Mobile US, Inc.(Æ)	8,037		274
		193,319	Verizon Communications, Inc.	410,462		20,704
			Xcel Energy, Inc.	23,700		804
Technology - 12.9%						63,687
Adobe Systems, Inc.(Æ)	114,720	8,726
Analog Devices, Inc.	96,305	5,955	Total Common Stocks
Apple, Inc.	204,624	25,609	(cost $1,049,015)			1,359,573
Applied Materials, Inc.	34,700	687
Avago Technologies, Ltd. Class A	30,330	3,545	Short-Term Investments - 5.1%
Broadcom Corp. Class A	36,440	1,611	Russell U.S. Cash Management Fund	68,820,277	(8)	68,820
CDK Global Inc.	4,813	231	United States Treasury Bills
Cisco Systems, Inc.	261,840	7,549	0.061% due 06/25/15 (ç)(~)(§)	3,000		3,000
Cognizant Technology Solutions Corp. Class			0.068% due 08/13/15 (~)(§)	1,900		1,900
A(Æ)	35,196	2,060	Total Short-Term Investments
Corning, Inc.	16,323	342	(cost $73,720)			73,720
EMC Corp.	266,490	7,171
Facebook, Inc. Class A(Æ)	68,164	5,369	Total Investments 99.8%

See accompanying notes which are an integral part of the financial statements.
216 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
(identified cost $1,122,735)	1,433,293

Other Assets and Liabilities, Net
- 0.2%	2,607
Net Assets - 100.0%	1,435,900

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 217

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional			Expiration	(Depreciation)
		Contracts	Amount			Date	$
Long Positions
S&P 500 Index E-Mini Futures		645	USD	67,045		06/15	443
S&P E-Mini Energy Select Sector Index Futures		92	USD		7,589	06/15	659
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,102

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3			Total	% of Net Assets
Common Stocks
Consumer Discretionary	$177,910	$—		$—		$177,910	12.4
Consumer Staples	123,474	—		—		123,474	8.6
Energy	97,465	—		—		97,465	6.8
Financial Services	279,310	—		—		279,310	19.4
Health Care	179,133	—		—		179,133	12.5
Materials and Processing	60,208	—		—		60,208	4.2
Producer Durables	193,319	—		—		193,319	13.5
Technology	185,067	—		—		185,067	12.9
Utilities	63,687	—		—		63,687	4.4
Short-Term Investments	—	73,720		—		73,720	5.1
Total Investments	1,359,573	73,720		—		1,433,293	99.8
Other Assets and Liabilities, Net							0.2
							100.0
Other Financial Instruments
Futures Contracts	1,102	—		—		1,102	0.1
Total Other Financial Instruments*	$1,102	$—		$—		$1,102

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

218 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$1,102

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$4,358

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(911)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 219

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Russell Tax-Managed U.S. Large Cap Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2015

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$678	$	— $	678
Total	$678	$	— $	678

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$678	$	— $	678	$—
Total	$678	$	— $	678	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

220 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,122,735
Investments, at fair value(>)	1,433,293
Cash (restricted)(a)	2
Receivables:
Dividends and interest	1,300
Dividends from affiliated Russell funds	6
Fund shares sold	3,952
Prepaid expenses	13
Total assets	1,438,566

Liabilities
Payables:
Fund shares redeemed	800
Accrued fees to affiliates	1,145
Other accrued expenses	43
Variation margin on futures contracts	678
Total liabilities	2,666

Net Assets	$1,435,900

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 221

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Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,645
Accumulated net realized gain (loss)	19,729
Unrealized appreciation (depreciation) on:
Investments	310,558
Futures contracts	1,102
Shares of beneficial interest	449
Additional paid-in capital	1,101,417
Net Assets	$1,435,900

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$31.72
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$33.66
Class A — Net assets	$22,379,225
Class A — Shares outstanding ($.01 par value)	705,593
Net asset value per share: Class C(#)	$30.24
Class C — Net assets	$22,308,961
Class C — Shares outstanding ($.01 par value)	737,689
Net asset value per share: Class E(#)	$31.85
Class E — Net assets	$49,048,869
Class E — Shares outstanding ($.01 par value)	1,540,168
Net asset value per share: Class S(#)	$32.00
Class S — Net assets	$ 1,342,162,909
Class S — Shares outstanding ($.01 par value)	41,945,983
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$68,820
(a) Cash Collateral for Futures	$2
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

222 Russell Tax-Managed U.S. Large Cap Fund

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Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$11,476
Dividends from affiliated Russell funds	40
Interest	1
Total investment income	11,517

Expenses
Advisory fees	4,705
Administrative fees	319
Custodian fees	84
Distribution fees - Class A	25
Distribution fees - Class C	77
Transfer agent fees - Class A	20
Transfer agent fees - Class C	21
Transfer agent fees - Class E	47
Transfer agent fees - Class S	1,256
Professional fees	31
Registration fees	59
Shareholder servicing fees - Class C	26
Shareholder servicing fees - Class E	59
Trustees’ fees	13
Printing fees	26
Miscellaneous	17
Total expenses	6,785
Net investment income (loss)	4,732

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	19,983
Futures contracts	4,358
Net realized gain (loss)	24,341
Net change in unrealized appreciation (depreciation) on:
Investments	32,076
Futures contracts	(911)
Net change in unrealized appreciation (depreciation)	31,165
Net realized and unrealized gain (loss)	55,506
Net Increase (Decrease) in Net Assets from Operations	$60,238

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 223

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Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,732	$6,916
Net realized gain (loss)	24,341	86,658
Net change in unrealized appreciation (depreciation)	31,165	47,197
Net increase (decrease) in net assets from operations	60,238	140,771

Distributions
From net investment income
Class A	(82)	(15)
Class C	(—)**	—
Class E	(185)	(58)
Class S	(7,822)	(2,947)
From net realized gain
Class A	(825)	—
Class C	(908)	—
Class E	(2,040)	—
Class S	(52,960)	—
Net decrease in net assets from distributions	(64,822)	(3,020)

Share Transactions*
Net increase (decrease) in net assets from share transactions	174,906	306,318
Total Net Increase (Decrease) in Net Assets	170,322	444,069

Net Assets
Beginning of period	1,265,578	821,509
End of period	$1,435,900	$1,265,578
Undistributed (overdistributed) net investment income included in net assets	$2,645	$6,002

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

224 Russell Tax-Managed U.S. Large Cap Fund

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	133	$4,203	260	$7,781
Proceeds from reinvestment of distributions	29	907	—**	15
Payments for shares redeemed	(43)	(1,369)	(91)	(2,722)
Net increase (decrease)	119	3,741	169	5,074
Class C
Proceeds from shares sold	114	3,412	204	5,834
Proceeds from reinvestment of distributions	30	902	—	—
Payments for shares redeemed	(43)	(1,275)	(125)	(3,609)
Net increase (decrease)	101	3,039	79	2,225
Class E
Proceeds from shares sold	163	5,187	387	11,609
Proceeds from reinvestment of distributions	70	2,204	2	57
Payments for shares redeemed	(122)	(3,876)	(262)	(7,965)
Net increase (decrease)	111	3,515	127	3,701
Class S
Proceeds from shares sold	7,046	224,593	14,141	427,200
Proceeds from reinvestment of distributions	1,874	59,304	99	2,886
Payments for shares redeemed	(3,759)	(119,286)	(4,449)	(134,768)
Net increase (decrease)	5,161	164,611	9,791	295,318
Total increase (decrease)	5,492	$174,906	10,166	$306,318

**     Less than 500.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 225

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	31.83	.07	1.36	1.43	(.14)	(1.40)
October 31, 2014	27.84	.13	3.90	4.03	(.04)	—
October 31, 2013	22.11	.06	5.79	5.85	(.12)	—
October 31, 2012	19.49	.06	2.58	2.64	(.02)	—
October 31, 2011	18.15	.02	1.38	1.40	(.06)	—
October 31, 2010(1)	16.60	—	1.55	1.55	—	—

Class C
April 30, 2015*	30.40	(.04)	1.28	1.24	—(f)	(1.40)
October 31, 2014	26.76	(.09)	3.73	3.64	—	—
October 31, 2013	21.29	(.11)	5.58	5.47	—	—
October 31, 2012	18.88	(.08)	2.49	2.41	—	—
October 31, 2011	17.65	(.12)	1.35	1.23	—	—
October 31, 2010	15.16	(.09)	2.58	2.49	—	—

Class E
April 30, 2015*	31.95	.08	1.35	1.43	(.13)	(1.40)
October 31, 2014	27.95	.14	3.90	4.04	(.04)	—
October 31, 2013	22.17	.07	5.81	5.88	(.10)	—
October 31, 2012	19.53	.08	2.57	2.65	(.01)	—
October 31, 2011	18.15	.02	1.40	1.42	(.04)	—
October 31, 2010	15.54	.03	2.66	2.69	(.08)	—

Class S
April 30, 2015*	32.13	.12	1.36	1.48	(.21)	(1.40)
October 31, 2014	28.10	.21	3.92	4.13	(.10)	—
October 31, 2013	22.28	.13	5.84	5.97	(.15)	—
October 31, 2012	19.63	.13	2.58	2.71	(.06)	—
October 31, 2011	18.24	.07	1.40	1.47	(.08)	—
October 31, 2010	15.61	.08	2.66	2.74	(.11)	—

See accompanying notes which are an integral part of the financial statements.

226 Russell Tax-Managed U.S. Large Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(1.54)	31.72	4.54	22,379	1.23	1.23	.48	28
(.04)	31.83	14.48	18,676	1.24	1.24	.45	63
(.12)	27.84	26.60	11,631	1.24	1.24	.25	35
(.02)	22.11	13.54	5,765	1.23	1.23	.29	48
(.06)	19.49	7.73	2,682	1.24	1.24	.10	58
—	18.15	9.34	729	1.24	1.24	(.01)	82

(1.40)	30.24	4.12	22,309	1.98	1.98	(.27)	28
—	30.40	13.60	19,360	1.99	1.99	(.30)	63
—	26.76	25.69	14,927	1.99	1.98	(.46)	35
—	21.29	12.71	10,733	1.98	1.94	(.39)	48
—	18.88	7.03	9,217	2.01	1.95	(.64)	58
—	17.65	16.42	10,996	1.99	1.91	(.55)	82

(1.53)	31.85	4.52	49,049	1.23	1.23	.49	28
(.04)	31.95	14.48	45,651	1.24	1.24	.45	63
(.10)	27.95	26.61	36,395	1.24	1.23	.29	35
(.01)	22.17	13.57	23,578	1.23	1.19	.36	48
(.04)	19.53	7.82	20,474	1.26	1.20	.12	58
(.08)	18.15	17.36	19,744	1.24	1.16	.19	82

(1.61)	32.00	4.66	1,342,163.98		.98	.73	28
(.10)	32.13	14.75	1,181,891.99		.99	.70	63
(.15)	28.10	26.94	758,556.99		.98	.53	35
(.06)	22.28	13.84	473,227.98		.94	.61	48
(.08)	19.63	8.04	400,643	1.01	.95	.36	58
(.11)	18.24	17.65	362,585.99		.91	.44	82

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 227

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,029.10	$1,017.21
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$7.70	$7.65

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.53%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,025.30	$1,013.64
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$11.30	$11.23
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 2.25%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,029.00	$1,017.36
	Expenses Paid During Period*	$7.55	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

228 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,030.40	$1,018.60
Expenses Paid During Period*	$6.29	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Tax-Managed U.S. Mid & Small Cap Fund 229

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 92.5%			Hanesbrands, Inc.	21,712	675
Consumer Discretionary - 14.6%			Harman International Industries, Inc.	963	126
1-800-Flowers.com, Inc. Class A(Æ)	16,643	176	Hasbro, Inc.(Ñ)	17,600	1,246
Aaron's, Inc. Class A	5,967	203	Haverty Furniture Cos., Inc.	708	15
AMC Entertainment Holdings, Inc. Class A	8,956	269	Hertz Global Holdings, Inc.(Æ)	6,972	145
AMC Networks, Inc. Class A(Æ)	109	8	Hillenbrand, Inc.	20,910	615
American Eagle Outfitters, Inc.	2,217	35	HomeAway, Inc.(Æ)	977	27
American Public Education, Inc.(Æ)	572	16	HSN, Inc.	12,423	775
ANN, Inc.(Æ)	25,330	959	Hyatt Hotels Corp. Class A(Æ)	840	49
Asbury Automotive Group, Inc.(Æ)	291	24	Iconix Brand Group, Inc.(Æ)	6,240	164
Ascena Retail Group, Inc.(Æ)	2,862	43	International Game Technology PLC(Æ)	431	9
Barnes & Noble, Inc.(Æ)	7,464	163	Interpublic Group of Cos., Inc. (The)	14,186	296
Beazer Homes USA, Inc.(Æ)	5,350	94	Jack in the Box, Inc.	691	60
Bed Bath & Beyond, Inc.(Æ)	254	18	Jarden Corp.(Æ)	2,232	114
Big Lots, Inc.	927	42	JC Penney Co., Inc.(Æ)(Ñ)	4,042	34
Biglari Holdings, Inc.(Æ)	263	96	John Wiley & Sons, Inc. Class A(Æ)	3,050	174
Brinker International, Inc.	19,990	1,107	Kate Spade & Co.(Æ)	995	33
Buffalo Wild Wings, Inc.(Æ)	9,136	1,455	La Quinta Holdings, Inc.(Æ)	51,527	1,241
Burlington Stores, Inc.(Æ)	1,109	57	Lamar Advertising Co. Class A(ö)	2,956	171
Cabela's, Inc.(Æ)(Ñ)	19,440	1,025	Lands' End, Inc.(Æ)	8,958	263
Cablevision Systems Corp. Class A(Ñ)	3,394	68	LeapFrog Enterprises, Inc. Class A(Æ)(Ñ)	54,382	123
Callaway Golf Co.	14,281	138	Lear Corp.	2,166	241
Capella Education Co.	19,711	1,065	Leggett & Platt, Inc.	1,002	43
CarMax, Inc.(Æ)	3,653	249	Lennar Corp. Class A	15,556	712
Carter's, Inc.	11,919	1,190	Liberty Broadband Corp. Class A(Æ)	852	46
Cheesecake Factory, Inc. (The)	16,639	834	Liberty Broadband Corp. Class C(Æ)	1,534	83
Chico's FAS, Inc.	10,882	184	Liberty Media Corp.(Æ)	3,410	129
Cimpress NV(Æ)	544	46	Liberty Media Corp. Class A(Æ)	4,459	171
Columbia Sportswear Co.	436	27	Liberty Ventures Class A(Æ)	1,972	82
Cooper Tire & Rubber Co.	4,271	182	Life Time Fitness, Inc.(Æ)	2,971	212
Coty, Inc. Class A(Æ)	1,704	41	Lithia Motors, Inc. Class A	6,652	663
Dana Holding Corp.	9,122	197	Live Nation Entertainment, Inc.(Æ)	602	15
Destination Maternity Corp.	1,316	16	LKQ Corp.(Æ)	68,134	1,844
Dick's Sporting Goods, Inc.	1,625	88	Madison Square Garden Co. (The) Class A(Æ)	515	41
Dillard's, Inc. Class A	573	75	Matthews International Corp. Class A	13,450	653
Domino's Pizza, Inc.	11,166	1,204	McClatchy Co. (The) Class A(Æ)	101,563	141
Dorman Products, Inc.(Æ)(Ñ)	44,968	2,106	Men's Wearhouse, Inc. (The)	432	24
DR Horton, Inc.	11,682	297	Monro Muffler Brake, Inc.	36,433	2,182
DreamWorks Animation SKG, Inc. Class			Motorcar Parts of America, Inc.(Æ)	2,581	75
A(Æ)(Ñ)	5,210	136	Murphy USA, Inc.(Æ)	16	1
Drew Industries, Inc.	414	23	National Presto Industries, Inc.	255	16
DSW, Inc. Class A	781	28	New Media Investment Group, Inc.	978	23
Dunkin' Brands Group, Inc.	1,169	61	New York Times Co. (The) Class A	1,570	21
Eastman Kodak Co.(Æ)(Ñ)	16,527	320	Nu Skin Enterprises, Inc. Class A(Ñ)	990	56
Ethan Allen Interiors, Inc.	45,969	1,113	NVR, Inc.(Æ)	61	81
Express, Inc.(Æ)	1,517	25	Office Depot, Inc.(Æ)	5,904	54
Finish Line, Inc. (The) Class A	35,346	867	Outerwall, Inc.	220	15
Five Below, Inc.(Æ)(Ñ)	27,660	933	Oxford Industries, Inc.	9,700	771
Foot Locker, Inc.	1,763	105	Pandora Media, Inc.(Æ)	3,108	55
Fred's, Inc. Class A	1,344	23	Panera Bread Co. Class A(Æ)	414	76
FTD Cos., Inc.(Æ)	10,715	306	Polaris Industries, Inc.	3,862	529
GameStop Corp. Class A(Ñ)	1,529	59	Pool Corp.	13,250	860
Gannett Co., Inc.	27,271	936	Potbelly Corp.(Æ)	1,439	22
Gentex Corp.	12,980	225	PulteGroup, Inc.	17,628	340
Gentherm, Inc.(Æ)	41,949	2,212	PVH Corp.	580	60
Genuine Parts Co.	183	16	Red Robin Gourmet Burgers, Inc.(Æ)	2,684	202
Goodyear Tire & Rubber Co. (The)	9,881	280	Remy International, Inc.	439	10
Grand Canyon Education, Inc.(Æ)	5,539	251	Restaurant Brands International, Inc.	2,988	122
Guess?, Inc.	1,909	35	Revlon, Inc. Class A(Æ)	1,384	54

See accompanying notes which are an integral part of the financial statements.
230 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ross Stores, Inc.	2,423	240	Spectrum Brands Holdings, Inc.	921	84
Sally Beauty Holdings, Inc.(Æ)	62,068	1,937	Sprouts Farmers Market, Inc.(Æ)	1,324	42
SeaWorld Entertainment, Inc.	1,451	31	SUPERVALU, Inc.(Æ)	105,603	928
Service Corp. International	12,050	334	Tootsie Roll Industries, Inc.(Ñ)	5,970	185
Shoe Carnival, Inc.	6,564	171	TreeHouse Foods, Inc.(Æ)	25,096	2,039
Shutterfly, Inc.(Æ)	44,592	1,996	Universal Corp.	506	24
Signet Jewelers, Ltd.	3,381	454	Vector Group, Ltd.	2,959	65
Skechers U.S.A., Inc. Class A(Æ)	489	44	Village Super Market, Inc. Class A	706	23
Stamps.com, Inc.(Æ)	504	31	Weis Markets, Inc.	2,111	94
Standard Motor Products, Inc.	548	21	WhiteWave Foods Co. (The) Class A(Æ)	24,408	1,073
Star Buffet, Inc.(Æ)	5,402	212			12,995
Stein Mart, Inc.	1,370	16
Sturm Ruger & Co., Inc.	3,231	177	Energy - 3.4%
Superior Industries International, Inc.	693	13	Bill Barrett Corp.(Æ)(Ñ)	89,277	1,036
Taylor Morrison Home Corp. Class A(Æ)	16,710	309	Cabot Oil & Gas Corp.	4,672	158
Tempur Sealy International, Inc.(Æ)	363	22	Carrizo Oil & Gas, Inc.(Æ)	3,467	193
Tenneco, Inc.(Æ)	20,241	1,183	Cheniere Energy, Inc.(Æ)	3,515	269
Tiffany & Co.	1,713	150	Cloud Peak Energy, Inc.(Æ)	165,614	1,075
Time, Inc.(Æ)	6,954	159	Delek US Holdings, Inc.	480	18
TiVo, Inc.(Æ)	8,638	95	Diamondback Energy, Inc.(Æ)	13,392	1,106
Toll Brothers, Inc.(Æ)	42,800	1,521	Dresser-Rand Group, Inc.(Æ)	869	72
Townsquare Media, Inc. Class A(Æ)	12,414	170	Energen Corp.	501	36
Tractor Supply Co.	6,838	589	Exterran Holdings, Inc.	6,019	223
TRW Automotive Holdings Corp.(Æ)	2,759	290	First Solar, Inc.(Æ)	4,368	261
Tumi Holdings, Inc.(Æ)	2,147	50	Frank's International	18,426	383
Tupperware Brands Corp.	2,897	194	Gulfport Energy Corp.(Æ)	538	26
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	4,987	754	Helix Energy Solutions Group, Inc.(Æ)	22,043	363
Under Armour, Inc. Class A(Æ)	1,557	121	Helmerich & Payne, Inc.(Ñ)	17,450	1,361
Urban Outfitters, Inc.(Æ)	1,322	53	Hubbell, Inc. Class B(Æ)	450	49
Vail Resorts, Inc.	589	58	Matador Resources Co.(Æ)	20,463	567
Vista Outdoor, Inc.(Æ)	856	37	McDermott International, Inc.(Æ)(Ñ)	239,683	1,258
VOXX International Corp. Class A(Æ)	19,655	187	Memorial Resource Development Corp.(Æ)	11,576	234
WABCO Holdings, Inc.(Æ)	175	22	Nabors Industries, Ltd.	2,489	41
WCI Communities, Inc.(Æ)	873	20	Newfield Exploration Co.(Æ)	717	28
Williams-Sonoma, Inc.	1,726	127	Oceaneering International, Inc.	3,328	183
Wolverine World Wide, Inc.	8,200	252	Oil States International, Inc.(Æ)	2,537	121
Wyndham Worldwide Corp.	2,673	228	Patterson-UTI Energy, Inc.	1,280	29
		51,099	QEP Resources, Inc.	1,046	23
			Rosetta Resources, Inc.(Æ)	3,716	85
Consumer Staples - 3.7%			SEACOR Holdings, Inc.(Æ)	4,653	338
Boulder Brands, Inc.(Æ)	70,785	675	SM Energy Co.	583	34
Cal-Maine Foods, Inc.(Ñ)	20,965	937	SolarCity Corp.(Æ)(Ñ)	522	31
Casey's General Stores, Inc.	17,810	1,464	SunCoke Energy, Inc.	6,822	120
Constellation Brands, Inc. Class A	2,422	281	SunPower Corp. Class A(Æ)	7,412	239
Energizer Holdings, Inc.	1,144	156	Superior Energy Services, Inc.	2,817	72
Fresh Market, Inc. (The)(Æ)(Ñ)	46,090	1,620	Synergy Resources Corp.(Æ)	12,491	150
GNC Holdings, Inc. Class A	1,116	48	TerraForm Power, Inc. Class A	1,107	44
Hain Celestial Group, Inc. (The)(Æ)	5,750	346	Tesoro Corp.	3,098	266
Herbalife, Ltd.(Æ)(Ñ)	1,246	52	TETRA Technologies, Inc.(Æ)	56,292	406
JM Smucker Co. (The)	1,628	189	Ultra Petroleum Corp.(Æ)(Ñ)	1,754	30
Monster Beverage Corp.(Æ)	2,242	307	Unit Corp.(Æ)	12,094	421
Nutraceutical International Corp.(Æ)	1,030	20	Whiting Petroleum Corp.(Æ)	3,134	119
PhotoMedex, Inc.(Æ)(Ñ)	105,082	216	Willbros Group, Inc.(Æ)	144,472	361
Pinnacle Foods, Inc.	285	12	World Fuel Services Corp.	3,825	212
Post Holdings, Inc.(Æ)	7,873	370	WPX Energy, Inc.(Æ)	1,932	26
Rite Aid Corp.(Æ)	11,272	87			12,067
Roundy's, Inc.(Æ)(Ñ)	5,532	28
Safeway, Inc.(Æ)	9,450	5	Financial Services - 22.6%
Snyders-Lance, Inc.	55,014	1,625	Advent Software, Inc.	5,097	221

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 231

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Affiliated Managers Group, Inc.(Æ)	3,810	862	DCT Industrial Trust, Inc.(ö)	53,350	1,763
Alexander & Baldwin, Inc.	614	25	Duke Realty Corp.(ö)	1,172	23
Alexandria Real Estate Equities, Inc.(ö)	390	36	E*Trade Financial Corp.(Æ)	52,354	1,507
Alleghany Corp.(Æ)	649	307	East West Bancorp, Inc.	7,182	292
Alliance Data Systems Corp.(Æ)	443	132	Education Realty Trust, Inc.(ö)	57,458	1,932
Allied World Assurance Co. Holdings	2,010	83	Endurance Specialty Holdings, Ltd.	17,690	1,068
American Equity Investment Life Holding			Enova International, Inc. Class W(Æ)	480	9
Co.	44,650	1,203	Equifax, Inc.	5,052	490
American Financial Group, Inc.	275	17	Equinix, Inc.(ö)	697	178
Anchor BanCorp Wisconsin, Inc.(Æ)	3,950	143	Equity LifeStyle Properties, Inc. Class A(ö)	1,461	77
Apollo Investment Corp.(Ñ)	8,068	65	Essex Property Trust, Inc.(ö)	750	166
Arch Capital Group, Ltd.(Æ)	2,102	128	Euronet Worldwide, Inc.(Æ)	15,517	907
Ares Capital Corp.	10,550	180	Everest Re Group, Ltd.	1,700	304
Argo Group International Holdings, Ltd.	25,852	1,266	Extra Space Storage, Inc.(ö)	5,406	356
Arthur J Gallagher & Co.	2,251	108	Ezcorp, Inc. Class A(Æ)	30,266	278
Aspen Insurance Holdings, Ltd.	4,691	219	FactSet Research Systems, Inc.	364	57
Assured Guaranty, Ltd.	15,203	395	Fair Isaac Corp.	19,268	1,704
Astoria Financial Corp.	9,124	120	FBL Financial Group, Inc. Class A	358	21
AV Homes, Inc.(Æ)	2,477	39	FBR & Co.(Æ)	8,545	183
Axis Capital Holdings, Ltd.	5,661	295	FCB Financial Holdings, Inc. Class A(Æ)	894	24
Banco Latinoamericano de Comercio Exterior			Federal Agricultural Mortgage Corp. Class C	4,640	146
SA Class E	6,718	213	Federal Realty Investment Trust(ö)	2,297	307
BancorpSouth, Inc.	56,220	1,361	FelCor Lodging Trust, Inc.(ö)	96,137	1,068
Bank of Hawaii Corp.	276	17	Fidelity & Guaranty Life	14,678	328
Bank of the Ozarks, Inc.	11,015	427	Fifth Street Asset Management, Inc. Class A	9,566	106
BankUnited, Inc.	732	24	Financial Engines, Inc.(Ñ)	35,546	1,499
BBX Capital Corp. Class A(Æ)(Ñ)	8,968	164	First BanCorp(Æ)	50,315	302
Berkshire Hills Bancorp, Inc.	665	19	First Community Bancshares, Inc.	1,301	22
Blackhawk Network Holdings, Inc. Class			First Financial Corp.	415	14
A(Æ)(Ñ)	1,024	38	First Industrial Realty Trust, Inc.(ö)	76,452	1,508
Blue Hills Bancorp, Inc.(Æ)	15,953	214	First Interstate BancSystem, Inc. Class A	11,724	317
BOK Financial Corp.	990	65	First Midwest Bancorp, Inc.	9,149	156
Boston Private Financial Holdings, Inc.	1,002	13	First Niagara Financial Group, Inc.	55,559	505
Brixmor Property Group, Inc.(ö)	833	20	First Republic Bank	43,651	2,544
Broadridge Financial Solutions, Inc.	5,818	314	Fiserv, Inc.(Æ)	22,500	1,746
C1 Financial, Inc.(Æ)	2,708	51	FNF Group	7,383	266
Camden Property Trust(ö)	3,242	243	FNFV Group(Æ)	2,460	37
Campus Crest Communities, Inc.(ö)	126,944	804	Forest City Enterprises, Inc. Class A(Æ)	3,006	71
Capital Bank Financial Corp. Class A(Æ)	652	18	Forestar Group, Inc.(Æ)	1,474	22
Cardtronics, Inc.(Æ)	34,125	1,288	Fulton Financial Corp.	1,078	13
Cash America International, Inc.	15,206	394	FXCM, Inc. Class A(Ñ)	41,726	84
Cass Information Systems, Inc.	321	17	GAMCO Investors, Inc. Class A	3,860	298
CBL & Associates Properties, Inc.(ö)	9,772	176	Genworth Financial, Inc. Class A(Æ)	10,063	88
CBOE Holdings, Inc.	3,885	219	Getty Realty Corp.(ö)	916	16
Cedar Realty Trust, Inc.(ö)	20,389	143	Glacier Bancorp, Inc.	33,685	887
Central Pacific Financial Corp.	8,782	201	Global Indemnity PLC Class A(Æ)	4,659	128
Century Bancorp, Inc. Class A	963	37	Global Payments, Inc.	781	78
Chesapeake Lodging Trust(ö)	5,194	165	Great Western Bancorp, Inc.	14,167	310
Chimera Investment Corp.(ö)	8,840	134	Green Bancorp, Inc.(Æ)	14,386	172
City National Corp.	24,404	2,274	Green Dot Corp. Class A(Æ)	7,567	122
CNA Financial Corp.	424	17	Greenlight Capital Re, Ltd. Class A(Æ)	1,862	57
CNO Financial Group, Inc.	2,249	38	Hampton Roads Bankshares, Inc.(Æ)	12,256	22
CoBiz Financial, Inc.	1,202	14	Hanover Insurance Group, Inc. (The)	40,242	2,759
Columbia Banking System, Inc.	5,350	159	Health Care, Inc.(ö)	1,344	97
Communications Sales & Leasing, Inc.(Æ)(ö)	1,324	40	Healthcare Realty Trust, Inc.(ö)	41,310	1,058
Community Bank System, Inc.	25,923	906	Heritage Financial Corp.	7,118	120
Community Trust Bancorp, Inc.	652	21	Home Properties, Inc.(ö)	2,156	159
Corrections Corp. of America(ö)	5,353	197	Howard Hughes Corp. (The)(Æ)	729	108
CVB Financial Corp.	10,947	171	HRG Group, Inc.(Æ)	665	8

See accompanying notes which are an integral part of the financial statements.

232 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Hudson City Bancorp, Inc.	16,855	157	Post Properties, Inc.(ö)	3,782	216
Huntington Bancshares, Inc.	21,443	233	PRA Group, Inc.(Æ)	16,284	892
Iberiabank Corp.	2,759	172	PrivateBancorp, Inc. Class A	630	23
Imperial Holdings, Inc.(Æ)(Ñ)	12,830	86	ProAssurance Corp.	1,549	70
Independent Bank Group, Inc.	639	25	Provident Financial Services, Inc.	1,172	21
Inland Real Estate Corp.(ö)	14,388	148	PS Business Parks, Inc.(ö)	210	16
Investors Bancorp, Inc.	1,898	22	Radian Group, Inc.(Ñ)	16,993	304
Iron Mountain, Inc.(ö)	1,217	42	Raymond James Financial, Inc.	14,184	802
iStar Financial, Inc.(Æ)(ö)	15,472	209	Realogy Holdings Corp.(Æ)	2,296	109
Jack Henry & Associates, Inc.	553	37	Regional Management Corp.(Æ)	1,375	22
JG Wentworth Co. (The) Class A(Æ)(Ñ)	24,063	242	Reinsurance Group of America, Inc. Class A	2,725	250
Jones Lang LaSalle, Inc.	7,935	1,318	RenaissanceRe Holdings, Ltd.	352	36
Kansas City Life Insurance Co.	790	35	Republic Bancorp, Inc. Class A(Æ)	3,437	82
Kayne Anderson Energy Development Co.	5,082	154	Retail Opportunity Investments Corp.(ö)	9,870	166
Kemper Corp.	911	34	Retail Properties of America, Inc. Class A(ö)	122,111	1,845
Kennedy-Wilson Holdings, Inc.	21,967	544	Ryman Hospitality Properties, Inc.(ö)	4,049	233
KeyCorp	15,208	220	SEI Investments Co.	529	24
Kilroy Realty Corp.(ö)	242	17	Selective Insurance Group, Inc.	75,080	2,023
Ladder Capital Corp. Class A(ö)	12,481	219	ServisFirst Bancshares, Inc.	476	17
Lakeland Financial Corp.	330	13	Signature Bank(Æ)	8,347	1,119
Legg Mason, Inc.	3,935	207	Silvercrest Asset Management Group, Inc.
Liberty Property Trust(ö)	742	26	Class A	4,650	72
LPL Financial Holdings, Inc.(Ñ)	1,334	54	SL Green Realty Corp.(ö)	1,767	216
Macerich Co. (The)(ö)	2,415	197	SLM Corp.(Æ)	20,717	211
Markel Corp.(Æ)	428	317	South State Corp.	16,000	1,084
MarketAxess Holdings, Inc.	488	42	Sovran Self Storage, Inc.(ö)	9,906	865
MBIA, Inc.(Æ)	35,051	307	StanCorp Financial Group, Inc.	2,478	179
Meadowbrook Insurance Group, Inc.	37,351	319	Starwood Property Trust, Inc.(ö)	709	17
Medley Management, Inc. Class A(Ñ)	11,956	137	State Bank Financial Corp.	48,911	979
MGIC Investment Corp.(Æ)	168,929	1,760	Sterling Bancorp	64,155	833
Mid-America Apartment Communities, Inc.			Stock Yards Bancorp, Inc.	439	15
(ö)	12,273	916	Strategic Hotels & Resorts, Inc.(Æ)(ö)	40,905	479
MoneyGram International, Inc.(Æ)	2,363	18	Sun Communities, Inc.(ö)	25,669	1,593
Montpelier Re Holdings, Ltd.	508	19	SunTrust Banks, Inc.	411	17
MSCI, Inc. Class A	2,167	133	SVB Financial Group(Æ)	262	35
NASDAQ OMX Group, Inc. (The)	2,676	130	T Rowe Price Group, Inc.	2,053	167
National Health Investors, Inc.(ö)	11,430	763	Tanger Factory Outlet Centers, Inc.(ö)	5,573	187
National Retail Properties, Inc.(ö)	465	18	Taubman Centers, Inc.(ö)	1,033	74
National Western Life Insurance Co. Class A	1,285	308	Tejon Ranch Co.(Æ)	1,872	46
Navigators Group, Inc. (The)(Æ)	2,541	198	Texas Capital Bancshares, Inc.(Æ)	6,692	352
New York Mortgage Trust, Inc.(Ñ)(ö)	19,093	149	Third Point Reinsurance, Ltd.(Æ)	1,603	22
NewStar Financial, Inc.(Æ)	1,905	22	Total System Services, Inc.	1,055	42
Northrim BanCorp, Inc.	7,918	197	TowneBank	1,344	22
NorthStar Asset Management Group, Inc.	1,710	36	TriState Capital Holdings, Inc.(Æ)	3,143	39
NorthStar Realty Finance Corp.(ö)	23,834	447	TrustCo Bank Corp.	1,976	13
Northwest Bancshares, Inc.	8,090	100	Two Harbors Investment Corp.(ö)	14,321	150
Old National Bancorp	48,211	659	UMB Financial Corp.	13,750	685
Old Republic International Corp.	1,107	17	Umpqua Holdings Corp.	4,467	76
OneBeacon Insurance Group, Ltd. Class A	21,081	318	United Community Banks, Inc.	9,570	178
Oppenheimer Holdings, Inc. Class A	8,767	209	United Community Financial Corp.	473	3
Opus Bank	11,739	367	Universal Insurance Holdings, Inc.	8,695	209
Oritani Financial Corp.	8,387	125	Validus Holdings, Ltd.	420	18
PacWest Bancorp	25,206	1,137	Vantiv, Inc. Class A(Æ)	407	16
PartnerRe, Ltd.	1,038	133	Ventas, Inc.(ö)	2,256	155
Pebblebrook Hotel Trust(ö)	4,149	178	Voya Financial, Inc.	4,128	175
PennyMac Mortgage Investment Trust(ö)	6,200	130	Waddell & Reed Financial, Inc. Class A	4,533	224
Phoenix Cos., Inc. (The)(Æ)	4,042	138	Washington Federal, Inc.	594	13
Pico Holdings, Inc.(Æ)	1,411	25	Washington Trust Bancorp, Inc.	417	15
Popular, Inc.(Æ)	8,414	273	Webster Financial Corp.	26,742	958

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 233

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WesBanco, Inc.	444	14	ICU Medical, Inc.(Æ)	264	22
White Mountains Insurance Group, Ltd.	91	62	IDEXX Laboratories, Inc.(Æ)	614	77
Wintrust Financial Corp.	347	17	Impax Laboratories, Inc.(Æ)	576	26
WP Carey, Inc.(ö)	556	35	Incyte Corp.(Æ)	2,174	211
WR Berkley Corp.	606	30	Integra LifeSciences Holdings Corp.(Æ)	17,898	1,052
WSFS Financial Corp.	2,677	191	Intercept Pharmaceuticals, Inc.(Æ)	191	48
XL Group PLC Class A	4,714	175	Intrexon Corp.(Æ)	681	26
		79,031	Invacare Corp.	60,880	1,222
			Ironwood Pharmaceuticals, Inc. Class A(Æ)	1,582	22
Health Care - 10.9%			Isis Pharmaceuticals, Inc.(Æ)	6,951	394
Acadia Healthcare Co., Inc.(Æ)	27,817	1,905	Jazz Pharmaceuticals PLC(Æ)	1,231	220
Actavis PLC(Æ)	829	235	Kindred Healthcare, Inc.	264	6
Agios Pharmaceuticals, Inc.(Æ)	305	28	Laboratory Corp. of America Holdings(Æ)	463	55
Akorn, Inc.(Æ)	78,811	3,282	Landauer, Inc.	695	22
Albany Molecular Research, Inc.(Æ)(Ñ)	55,435	1,001	LifePoint Hospitals, Inc.(Æ)	11,488	860
Alere, Inc.(Æ)	5,509	262	Magellan Health, Inc.(Æ)	291	18
Alexion Pharmaceuticals, Inc.(Æ)	1,299	220	Mallinckrodt PLC(Æ)	2,291	259
Align Technology, Inc.(Æ)	16,532	973	MedAssets, Inc.(Æ)	8,685	176
Alkermes PLC(Æ)	1,874	104	Medicines Co. (The)(Æ)	787	20
Alnylam Pharmaceuticals, Inc.(Æ)	3,127	319	Medidata Solutions, Inc.(Æ)	456	24
AMAG Pharmaceuticals, Inc.(Æ)	594	30	Medivation, Inc.(Æ)	1,345	162
Amphastar Pharmaceuticals, Inc.(Æ)(Ñ)	14,471	209	MEDNAX, Inc.(Æ)	5,112	362
Analogic Corp.	11,095	938	Merrimack Pharmaceuticals, Inc.(Æ)(Ñ)	2,347	26
ARIAD Pharmaceuticals, Inc.(Æ)(Ñ)	1,802	16	Neurocrine Biosciences, Inc.(Æ)	618	21
Becton Dickinson and Co.	27	4	Novavax, Inc.(Æ)	1,064	8
BioMarin Pharmaceutical, Inc.(Æ)	2,801	314	Omnicare, Inc.	1,310	115
Bio-Rad Laboratories, Inc. Class A(Æ)	137	18	Omnicell, Inc.(Æ)	8,346	297
Bio-Techne Corp.	16,541	1,587	Ophthotech Corp.(Æ)	34	2
Bluebird Bio, Inc.(Æ)	46	6	Orexigen Therapeutics, Inc.(Æ)(Ñ)	26,292	173
Cardiovascular Systems, Inc.(Æ)	570	18	Orthofix International NV(Æ)	4,798	155
Catalent, Inc.(Æ)	1,241	36	Otonomy, Inc.(Æ)	788	21
Celldex Therapeutics, Inc.(Æ)(Ñ)	7,464	179	Owens & Minor, Inc.	483	16
Centene Corp.(Æ)	1,814	112	PAREXEL International Corp.(Æ)	380	24
Cepheid(Æ)	955	54	Patterson Cos., Inc.	477	22
Charles River Laboratories International,			PerkinElmer, Inc.	21,008	1,077
Inc.(Æ)	10,209	706	Pernix Therapeutics Holdings, Inc.(Æ)	241	2
Chemed Corp.(Ñ)	2,336	269	Pharmacyclics, Inc.(Æ)	998	256
Chimerix, Inc.(Æ)	976	33	Phibro Animal Health Corp. Class A	192	6
Clovis Oncology, Inc.(Æ)	309	25	Prestige Brands Holdings, Inc.(Æ)	175	7
Community Health Systems, Inc.(Æ)	1,434	77	Puma Biotechnology, Inc.(Æ)(Ñ)	285	51
CONMED Corp.	23,459	1,178	Qiagen NV(Æ)	1,890	45
Cooper Cos., Inc. (The)	2,058	367	Quality Systems, Inc.	2,976	46
Cyberonics, Inc.(Æ)	5,100	311	Quintiles Transnational Holdings, Inc.(Æ)	678	45
Depomed, Inc.(Æ)	1,316	31	Receptos, Inc.(Æ)	286	42
DexCom, Inc.(Æ)	15,661	1,058	Regeneron Pharmaceuticals, Inc.(Æ)	337	154
Dyax Corp.(Æ)	1,524	36	ResMed, Inc.(Ñ)	4,741	303
Endo International PLC(Æ)	1,407	118	Seattle Genetics, Inc.(Æ)	4,553	156
Envision Healthcare Holdings, Inc.(Æ)	446	17	Spectranetics Corp. (The)(Æ)	17,783	456
Exact Sciences Corp.(Æ)(Ñ)	28,544	597	Team Health Holdings, Inc.(Æ)	14,247	849
ExamWorks Group, Inc.(Æ)	643	26	Tenet Healthcare Corp.(Æ)	4,944	237
Five Star Quality Care, Inc.(Æ)	26,718	114	Theravance, Inc.(Ñ)	2,327	38
Greatbatch, Inc.(Æ)	13,350	720	Triple-S Management Corp. Class B(Æ)	8,491	159
Haemonetics Corp.(Æ)	41,455	1,680	United Therapeutics Corp.(Æ)	736	118
Hanger, Inc.(Æ)	922	21	Universal Health Services, Inc. Class B	1,289	151
Health Net, Inc.(Æ)	1,064	56	US Physical Therapy, Inc.	27,991	1,320
HeartWare International, Inc.(Æ)	242	18	VCA, Inc.(Æ)	63,095	3,216
Henry Schein, Inc.(Æ)	1,751	240	WellCare Health Plans, Inc.(Æ)	20,371	1,577
Hologic, Inc.(Æ)	9,896	334			38,299
ICON PLC(Æ)	30,180	1,942

See accompanying notes which are an integral part of the financial statements.

234 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Materials and Processing - 5.9%			Vulcan Materials Co.	17,500	1,497
AAON, Inc.	11,226	269	Watsco, Inc.	1,690	203
Acuity Brands, Inc.	14,328	2,392	WR Grace & Co.(Æ)	2,986	289
Airgas, Inc.	1,657	168			20,550
Albemarle Corp.	461	28
AptarGroup, Inc.	216	13	Producer Durables - 15.3%
Ashland, Inc.	2,635	333	ABM Industries, Inc.	729	23
Balchem Corp.	511	27	Accuride Corp.(Æ)	121,565	496
Ball Corp.	4,470	328	ADT Corp. (The)(Ñ)	39,045	1,468
Belden, Inc.	13,743	1,154	Advisory Board Co. (The)(Æ)	46,756	2,426
Berry Plastics Group, Inc.(Æ)	35	1	AECOM(Æ)	788	25
Carpenter Technology Corp.	18,163	786	AGCO Corp.	6,231	321
Compass Minerals International, Inc.	9,938	878	Aircastle, Ltd.	8,190	196
Crown Holdings, Inc.(Æ)	5,723	311	Alaska Air Group, Inc.	551	35
Domtar Corp.	8,155	352	Allegiant Travel Co. Class A	1,795	276
Eagle Materials, Inc.	3,008	251	Allegion PLC	373	23
Eastman Chemical Co.	2,170	165	Allison Transmission Holdings, Inc. Class A	34,567	1,061
Global Brass & Copper Holdings, Inc.	1,549	24	Altra Industrial Motion Corp.	36,009	950
Hawkins, Inc.	456	18	Ametek, Inc.	3,761	197
Hecla Mining Co.	6,560	20	AO Smith Corp.	378	24
Hexcel Corp.	14,765	740	Applied Industrial Technologies, Inc.	4,000	167
Horsehead Holding Corp.(Æ)(Ñ)	11,069	165	Astec Industries, Inc.	421	18
Innophos Holdings, Inc.	17,491	924	B/E Aerospace, Inc.	5,760	344
Interface, Inc. Class A	1,353	29	Babcock & Wilcox Co. (The)	1,426	46
International Flavors & Fragrances, Inc.	1,908	219	Barnes Group, Inc.	28,609	1,147
Lennox International, Inc.	3,222	341	Booz Allen Hamilton Holding Corp. Class A	2,018	56
Louisiana-Pacific Corp.(Æ)	1,357	21	Brady Corp. Class A	34,719	925
Martin Marietta Materials, Inc.	6,545	934	Briggs & Stratton Corp.	47,368	926
Materion Corp.	618	25	Brink's Co. (The)	1,241	33
MeadWestvaco Corp.	386	19	Bristow Group, Inc.	20,866	1,296
Minerals Technologies, Inc.	19,497	1,321	Carlisle Cos., Inc.	3,492	337
MRC Global, Inc.(Æ)	1,973	29	Casella Waste Systems, Inc. Class A(Æ)	5,261	29
NL Industries, Inc.(Æ)	3,781	28	CDI Corp.	6,882	94
OM Group, Inc.	9,525	286	Celadon Group, Inc.	5,958	154
Owens Corning	3,111	120	Chart Industries, Inc.(Æ)	705	29
Owens-Illinois, Inc.(Æ)	1,416	34	Chicago Bridge & Iron Co.(Ñ)	3,261	155
Packaging Corp. of America	4,726	327	Clarcor, Inc.	22,029	1,432
PGT, Inc.(Æ)	83,330	943	Clean Harbors, Inc.(Æ)	1,082	60
PH Glatfelter Co.	1,014	25	Colfax Corp.(Æ)(Ñ)	755	37
PolyOne Corp.	8,970	350	Commercial Vehicle Group, Inc.(Æ)	106,940	616
Quaker Chemical Corp.	191	16	Convergys Corp.	879	20
Quanex Building Products Corp.	881	17	Con-way, Inc.	3,100	127
RBC Bearings, Inc.	2,151	157	Copa Holdings SA Class A	185	21
Reliance Steel & Aluminum Co.	856	55	Copart, Inc.(Æ)	859	31
Resolute Forest Products, Inc.(Æ)	1,196	18	CoStar Group, Inc.(Æ)	10,102	2,065
Rock-Tenn Co. Class A	4,231	266	Donaldson Co., Inc.	1,150	43
RPM International, Inc.	6,601	314	Electronics For Imaging, Inc.(Æ)	5,224	218
Schnitzer Steel Industries, Inc. Class A	19,968	348	EMCOR Group, Inc.	381	17
Schweitzer-Mauduit International, Inc.	514	23	Engility Holdings, Inc.	9,661	269
Sealed Air Corp.	1,032	47	Ennis, Inc.	1,508	23
Sensient Technologies Corp.	12,041	787	EnPro Industries, Inc.	16,406	1,050
Simpson Manufacturing Co., Inc.	531	17	ESCO Technologies, Inc.	42,353	1,554
Sonoco Products Co.	4,585	205	Esterline Technologies Corp.(Æ)	145	16
Steel Dynamics, Inc.	10,715	237	ExlService Holdings, Inc.(Æ)	4,894	169
Unifi, Inc.(Æ)	36,376	1,284	Expeditors International of Washington, Inc.	390	18
United States Steel Corp.	1,832	44	Exponent, Inc.	257	23
Universal Forest Products, Inc.	2,625	145	Forward Air Corp.	4,256	214
Universal Stainless & Alloy Products, Inc.(Æ)	7,101	149	Franklin Electric Co., Inc.	21,675	784
Valspar Corp.	421	34	G&K Services, Inc. Class A	6,516	460

			See accompanying notes which are an integral part of the financial statements.
			Russell Tax-Managed U.S. Mid & Small Cap Fund 235

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
GATX Corp.	15,975	869	Rush Enterprises, Inc. Class A(Æ)	32,836	858
Generac Holdings, Inc.(Æ)(Ñ)	26,981	1,125	Safe Bulkers, Inc.(Ñ)	86,548	310
General Cable Corp.	1,796	29	SkyWest, Inc.	20,209	276
Genesee & Wyoming, Inc. Class A(Æ)	7,585	705	Snap-on, Inc.	203	30
Genpact, Ltd.(Æ)	1,138	25	Spirit Airlines, Inc.(Æ)	716	49
Global Power Equipment Group, Inc.	11,275	137	Sykes Enterprises, Inc.(Æ)	804	20
Golden Ocean Group, Ltd.(Æ)(Ñ)	67,095	334	TASER International, Inc.(Æ)(Ñ)	13,105	396
GrafTech International, Ltd.(Æ)	5,261	26	Teledyne Technologies, Inc.(Æ)	4,115	432
Granite Construction, Inc.	4,810	167	Terex Corp.	4,352	120
Harsco Corp.	1,355	22	Tetra Tech, Inc.	4,369	119
HD Supply Holdings, Inc.(Æ)	30	1	Thermon Group Holdings, Inc.(Æ)	39,900	929
Healthcare Services Group, Inc.	76,455	2,314	Titan International, Inc.(Ñ)	2,090	22
HEICO Corp.	4,771	266	Toro Co. (The)	3,832	257
Herman Miller, Inc.	33,736	925	Towers Watson & Co. Class A	942	120
HNI Corp.	4,654	217	TransDigm Group, Inc.	86	18
Insperity, Inc.	588	28	TriMas Corp.(Æ)	37,685	1,062
JetBlue Airways Corp.(Æ)	613	13	Trinity Industries, Inc.	1,430	39
Kadant, Inc.	4,016	205	TrueBlue, Inc.(Æ)	48,300	1,390
Kansas City Southern	1,553	159	Ultrapetrol Bahamas, Ltd.(Æ)	10,856	14
KBR, Inc.	3,226	56	UniFirst Corp.	163	19
Kelly Services, Inc. Class A(Æ)	19,874	326	United Rentals, Inc.(Æ)	7,327	708
Kennametal, Inc.	661	23	United Stationers, Inc.	12,685	515
Kimball International, Inc. Class B	1,063	11	Vectrus, Inc.(Æ)	424	11
Kirby Corp.(Æ)	11,413	896	Wabtec Corp.	18,361	1,727
Knight Transportation, Inc.	10,775	311	WageWorks, Inc.(Æ)	36,893	1,859
Knoll, Inc.	52,625	1,198	Waste Connections, Inc.	909	43
Korn/Ferry International	731	23	Werner Enterprises, Inc.	644	17
Landstar System, Inc.	5,325	332	Zebra Technologies Corp. Class A(Æ)	10,200	939
Lexmark International, Inc. Class A	4,190	186			53,446
Lindsay Corp.	219	17
Liquidity Services, Inc.(Æ)	2,654	25	Technology - 12.7%
Littelfuse, Inc.	2,549	250	3D Systems Corp.(Æ)(Ñ)	1,543	39
Manitowoc Co., Inc. (The)	7,453	147	ACI Worldwide, Inc.(Æ)	42,354	975
ManpowerGroup, Inc.	3,614	308	Acxiom Corp.(Æ)	1,251	22
Marlin Business Services Corp.	1,219	24	Alpha & Omega Semiconductor, Ltd.(Æ)	10,086	83
Marten Transport, Ltd.	880	20	Amdocs, Ltd.	3,406	188
Matson, Inc.	1,614	65	American Science & Engineering, Inc.	4,123	154
MAXIMUS, Inc.	31,764	2,033	Anixter International, Inc.(Æ)	12,270	866
Mettler-Toledo International, Inc.(Æ)	812	257	Ansys, Inc.(Æ)	3,291	283
Middleby Corp.(Æ)	9,919	1,005	AOL, Inc.(Æ)	5,211	208
MYR Group, Inc.(Æ)	647	19	Applied Micro Circuits Corp.(Æ)	13,404	72
Navigant Consulting, Inc.(Æ)	8,155	118	Aruba Networks, Inc.(Æ)	1,197	29
Old Dominion Freight Line, Inc.(Æ)	817	58	Aspen Technology, Inc.(Æ)	40,110	1,781
Orbital ATK, Inc.	4,746	347	Atmel Corp.	16,416	124
Oshkosh Corp.	1,459	79	Avnet, Inc.	8,358	356
Pall Corp.	2,164	211	AVX Corp.	12,110	167
Parker-Hannifin Corp.	141	17	Benchmark Electronics, Inc.(Æ)	6,346	149
Paychex, Inc.	380	18	Bottomline Technologies de, Inc.(Æ)	2,734	73
Pentair PLC	2,864	178	Brooks Automation, Inc.	1,325	14
Pitney Bowes, Inc.	1,618	36	CA, Inc.	573	18
Power Solutions International, Inc.(Æ)(Ñ)	1,066	68	CACI International, Inc. Class A(Æ)	12,609	1,113
Proto Labs, Inc.(Æ)(Ñ)	27,401	1,918	Cadence Design Systems, Inc.(Æ)	3,334	62
Quad/Graphics, Inc.	632	14	Cavium, Inc.(Æ)	17,960	1,164
Quanta Services, Inc.(Æ)	3,281	95	Checkpoint Systems, Inc.	80,036	829
Regal-Beloit Corp.	246	19	Ciena Corp.(Æ)	25,580	545
Resources Connection, Inc.	1,293	20	Computer Sciences Corp.	280	18
Robert Half International, Inc.	4,436	246	comScore, Inc.(Æ)	25,747	1,348
Rollins, Inc.	817	20	Comtech Telecommunications Corp.	11,140	322
RR Donnelley & Sons Co.	2,275	42	Comverse, Inc.(Æ)	1,166	29

See accompanying notes which are an integral part of the financial statements.

236 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Cypress Semiconductor Corp.(Æ)	21,153	282	Synchronoss Technologies, Inc.(Æ)	6,060		278
Dealertrack Technologies, Inc.(Æ)	33,730	1,326	Synopsys, Inc.(Æ)	3,998		187
DigitalGlobe, Inc.(Æ)	5,661	182	Syntel, Inc.(Æ)	42,369		1,907
Diodes, Inc.(Æ)	25,387	678	Take-Two Interactive Software, Inc.(Æ)	27,337		648
DST Systems, Inc.	223	26	Teradyne, Inc.	17,168		313
Entegris, Inc.(Æ)	59,131	787	Tyler Technologies, Inc.(Æ)	10,974		1,338
Envestnet, Inc.(Æ)	17,922	919	Ultimate Software Group, Inc.(Æ)	4,818		801
EPAM Systems, Inc.(Æ)	21,726	1,406	VeriFone Systems, Inc.(Æ)	38,647		1,382
F5 Networks, Inc.(Æ)	3,566	435				44,554
FEI Co.	177	13
FireEye, Inc.(Æ)(Ñ)	1,161	48	Utilities - 3.4%
FormFactor, Inc.(Æ)	49,142	392	8x8, Inc.(Æ)	7,793		68
Fortinet, Inc.(Æ)	28,285	1,068	Abengoa Yield PLC	604		20
Gartner, Inc.(Æ)	1,217	101	ALLETE, Inc.	3,252		164
Groupon, Inc. Class A(Æ)	5,510	38	Alliant Energy Corp.	1,238		75
IAC/InterActiveCorp	516	36	American Water Works Co., Inc.	4,572		249
Informatica Corp.(Æ)	605	29	Atlantic Tele-Network, Inc.	281		19
Inovalon Holdings, Inc. Class A(Æ)	17,415	440	Atmos Energy Corp.	1,039		56
IPG Photonics Corp.(Æ)(Ñ)	1,991	176	Black Hills Corp.	6		—
Jabil Circuit, Inc.	10,693	241	CenterPoint Energy, Inc.	7,174		150
JDS Uniphase Corp.(Æ)	15,012	190	Cleco Corp.	24,843		1,350
Kimball Electronics, Inc.(Æ)	797	10	CMS Energy Corp.	67,551		2,292
Lambda TD Software, Inc.(Æ)	7,641	187	Connecticut Water Service, Inc.	4,800		173
Leidos Holdings, Inc.	1,377	57	El Paso Electric Co.	30,936		1,151
Loral Space & Communications, Inc.(Æ)	4,640	320	Empire District Electric Co. (The)	5,785		136
MA-COM Technology Solutions Holdings,			Eversource Energy	3,872		189
Inc.(Æ)	62,022	1,890	Frontier Communications Corp.	17,191		118
ManTech International Corp. Class A	42,322	1,237	Idacorp, Inc.	3,075		186
Mentor Graphics Corp.	10,513	252	Integrys Energy Group, Inc.	1,290		94
Millennial Media, Inc.(Æ)(Ñ)	14,832	23	Level 3 Communications, Inc.(Æ)	7,140		399
MKS Instruments, Inc.	390	14	MDU Resources Group, Inc.	1,776		40
Monolithic Power Systems, Inc.	6,476	336	National Fuel Gas Co.	26,509		1,709
Monotype Imaging Holdings, Inc.	31,989	1,037	New Jersey Resources Corp.	6,600		201
NCR Corp.(Æ)	805	22	Northwest Natural Gas Co.	2,955		138
NeuStar, Inc. Class A(Æ)	768	23	NorthWestern Corp.	26,353		1,373
Newport Corp.(Æ)	8,837	169	NRG Energy, Inc.	1,034		26
ON Semiconductor Corp.(Æ)	9,500	109	ONE Gas, Inc.	7,521		316
Palo Alto Networks, Inc.(Æ)	753	111	PNM Resources, Inc.	6,214		173
PC Connection, Inc.	720	18	Questar Corp.	621		15
Plexus Corp.(Æ)	50,607	2,179	SCANA Corp.	4,985		264
Progress Software Corp.(Æ)	87,112	2,300	Southwest Gas Corp.	4,108		226
PTC, Inc.(Æ)	60,775	2,330	Spark Energy, Inc. Class A	2,480		31
Qlik Technologies, Inc.(Æ)	5,493	191	TECO Energy, Inc.	6,490		123
QLogic Corp.(Æ)	1,691	25	Telephone & Data Systems, Inc.	2,448		65
Qorvo, Inc.(Æ)	5,604	369	UGI Corp.	1,134		40
Rambus, Inc.(Æ)	63,453	878	US Cellular Corp.(Æ)	9,125		337
Rogers Corp.(Æ)	2,812	204	Windstream Holdings, Inc.(Ñ)	1,103		13
Rovi Corp.(Æ)	7,181	133				11,979
SBA Communications Corp. Class A(Æ)	2,283	264
ScanSource, Inc.(Æ)	369	15	Total Common Stocks
Science Applications International Corp.	272	14	(cost $238,797)			324,020
ServiceNow, Inc.(Æ)	1,918	144
Skyworks Solutions, Inc.	2,478	229	Short-Term Investments - 6.9%
SolarWinds, Inc.(Æ)	30,010	1,464	Russell U.S. Cash Management Fund	24,368,439	(8)	24,368
Solera Holdings, Inc.	389	19	Total Short-Term Investments
Splunk, Inc.(Æ)	561	37	(cost $24,368)			24,368
Stratasys, Ltd.(Æ)(Ñ)	837	31
SunEdison, Inc.(Æ)	1,635	41	Other Securities - 5.7%
Synaptics, Inc.(Æ)	13,860	1,174	Russell U.S. Cash Collateral Fund(×)	20,062,945	(8)	20,063

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 237

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Total Other Securities
(cost $20,063)	20,063

Total Investments 105.1%
(identified cost $283,228)	368,451

Other Assets and Liabilities, Net
(5.1%)	(17,984)
Net Assets - 100.0%	350,467

See accompanying notes which are an integral part of the financial statements.

238 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mimi Index Futures		170	USD	25,441	06/15
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$51,099	$—	$—		$51,099	14
Consumer Staples	12,990	—	5		12,995	3
Energy	12,067	—	—		12,067	3
Financial Services	79,031	—	—		79,031	22
Health Care	38,299	—	—		38,299	10
Materials and Processing	20,550	—	—		20,550	5
Producer Durables	53,446	—	—		53,446	15
Technology	44,554	—	—		44,554	12
Utilities	11,979	—	—		11,979	3
Short-Term Investments	—	24,368	—		24,368	6
Other Securities	—	20,063	—		20,063	5
Total Investments	324,015	44,431	5		368,451	105
Other Assets and Liabilities, Net						(5
						100
Other Financial Instruments
Futures Contracts	78	—	—		78	—*
Total Other Financial Instruments**	$78	$—	$—		$78

* Less than .05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2015 were less than 1% assets.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 239

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$78

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,240

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(83)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

240 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
		Amounts			of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value	$19,268	$	— $	19,268
Total		$19,268	$	— $	19,268

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$1,882	$—		$1,882	$—
Citigroup	1,049	—		1,049	—
Credit Suisse	954	—		954	—
Deutsche Bank	638	—		638	—
Fidelity	2,890	—		2,890	—
Goldman Sachs	710	—		710	—
ING	38	—		38	—
JPMorgan Chase	8,076	—		8,076	—
Merrill Lynch	83	—		83	—
Morgan Stanley	1,791	—		1,791	—
UBS	1,157	—		1,157	—
Total	$19,268	$—		$19,268	$—

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 241

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$275	$	— $	275
Total	$275	$	— $	275

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$275	$	— $	275	$—
Total	$275	$	— $	275	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

242 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$283,228
Investments, at fair value(*)(>)	368,451
Cash (restricted)(a)	1,745
Receivables:
Dividends and interest	113
Dividends from affiliated Russell funds	2
Investments sold	364
Fund shares sold	850
Prepaid expenses	3
Total assets	371,528

Liabilities
Payables:
Investments purchased	189
Fund shares redeemed	120
Accrued fees to affiliates	357
Other accrued expenses	57
Variation margin on futures contracts	275
Payable upon return of securities loaned	20,063
Total liabilities	21,061

Net Assets	$350,467

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 243

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,704)
Accumulated net realized gain (loss)	11,438
Unrealized appreciation (depreciation) on:
Investments	85,223
Futures contracts	78
Shares of beneficial interest	162
Additional paid-in capital	255,270
Net Assets	$350,467

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$21.01
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$22.29
Class A — Net assets	$8,842,754
Class A — Shares outstanding ($.01 par value)	420,783
Net asset value per share: Class C(#)	$18.41
Class C — Net assets	$11,706,548
Class C — Shares outstanding ($.01 par value)	636,007
Net asset value per share: Class E(#)	$21.05
Class E — Net assets	$6,712,869
Class E — Shares outstanding ($.01 par value)	318,889
Net asset value per share: Class S(#)	$21.79
Class S — Net assets	$323,204,500
Class S — Shares outstanding ($.01 par value)	14,831,681
Amounts in thousands
(*) Securities on loan included in investments	$19,268
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$44,431
(a) Cash Collateral for Futures	$1,745
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

244 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,688
Dividends from affiliated Russell funds	14
Securities lending income	53
Total investment income	1,755

Expenses
Advisory fees	1,648
Administrative fees	80
Custodian fees	52
Distribution fees - Class A	10
Distribution fees - Class C	43
Transfer agent fees - Class A	8
Transfer agent fees - Class C	11
Transfer agent fees - Class E	6
Transfer agent fees - Class S	311
Professional fees	37
Registration fees	36
Shareholder servicing fees - Class C	14
Shareholder servicing fees - Class E	8
Trustees’ fees	4
Printing fees	16
Miscellaneous	11
Expenses before reductions	2,295
Expense reductions	(114)
Net expenses	2,181
Net investment income (loss)	(426)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	10,354
Futures contracts	2,240
Net realized gain (loss)	12,594
Net change in unrealized appreciation (depreciation) on:
Investments	(2,074)
Futures contracts	(83)
Net change in unrealized appreciation (depreciation)	(2,157)
Net realized and unrealized gain (loss)	10,437
Net Increase (Decrease) in Net Assets from Operations	$10,011

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 245

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(426)	$(1,284)
Net realized gain (loss)	12,594	18,520
Net change in unrealized appreciation (depreciation)	(2,157)	2,058
Net increase (decrease) in net assets from operations	10,011	19,294

Distributions
From net investment income
Class A	—	(—)**
Class C	(—)**	(—)**
Class E	(—)**	(—)**
Class S	(—)**	(—)**
From net realized gain
Class A	(383)	(263)
Class C	(747)	(1,021)
Class E	(376)	(432)
Class S	(16,931)	(18,502)
Net decrease in net assets from distributions	(18,437)	(20,218)

Share Transactions*
Net increase (decrease) in net assets from share transactions	36,967	68,824
Total Net Increase (Decrease) in Net Assets	28,541	67,900

Net Assets
Beginning of period	321,926	254,026
End of period	$350,467	$321,926
Undistributed (overdistributed) net investment income included in net assets	$(1,704)	$(1,278)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

246 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	121	$2,515	183	$3,852
Proceeds from reinvestment of distributions	18	380	13	263
Payments for shares redeemed	(18)	(386)	(44)	(931)
Net increase (decrease)	121	2,509	152	3,184
Class C
Proceeds from shares sold	53	980	143	2,713
Proceeds from reinvestment of distributions	41	745	54	1,009
Payments for shares redeemed	(60)	(1,116)	(161)	(3,049)
Net increase (decrease)	34	609	36	673
Class E
Proceeds from shares sold	30	642	87	1,848
Proceeds from reinvestment of distributions	18	370	20	423
Payments for shares redeemed	(23)	(499)	(70)	(1,507)
Net increase (decrease)	25	513	37	764
Class S
Proceeds from shares sold	2,058	45,091	3,767	82,154
Proceeds from reinvestment of distributions	767	16,477	839	18,177
Payments for shares redeemed	(1,288)	(28,232)	(1,657)	(36,128)
Net increase (decrease)	1,537	33,336	2,949	64,203
Total increase (decrease)	1,717	$36,967	3,174	$68,824

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 247

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	21.65	(.05)	.66	.61	—	(1.25)
October 31, 2014	21.99	(.14)	1.56	1.42	—(f)	(1.76)
October 31, 2013	16.00	(.08)	6.09	6.01	—(f)	(.02)
October 31, 2012	14.47	(.05)	1.58	1.53	—	—
October 31, 2011	13.06	(.07)	1.48	1.41	—	—
October 31, 2010(1)	12.18	(.02)	.90	.88	—	—

Class C
April 30, 2015*	19.18	(.11)	.59	.48	—(f)	(1.25)
October 31, 2014	19.81	(.26)	1.39	1.13	—(f)	(1.76)
October 31, 2013	14.51	(.18)	5.50	5.32	—	(.02)
October 31, 2012	13.23	(.15)	1.43	1.28	—	—
October 31, 2011	12.02	(.18)	1.39	1.21	—	—
October 31, 2010	9.62	(.11)	2.51	2.40	—	—

Class E
April 30, 2015*	21.68	(.05)	.67	.62	—(f)	(1.25)
October 31, 2014	22.01	(.14)	1.57	1.43	—(f)	(1.76)
October 31, 2013	16.01	(.06)	6.08	6.02	—	(.02)
October 31, 2012	14.48	(.05)	1.58	1.53	—	—
October 31, 2011	13.06	(.08)	1.50	1.42	—	—
October 31, 2010	10.38	(.03)	2.71	2.68	—	—

Class S
April 30, 2015*	22.38	(.02)	.68	.66	—(f)	(1.25)
October 31, 2014	22.61	(.09)	1.62	1.53	—(f)	(1.76)
October 31, 2013	16.43	(.02)	6.25	6.23	(.03)	(.02)
October 31, 2012	14.83	(.01)	1.61	1.60	—	—
October 31, 2011	13.34	(.05)	1.54	1.49	—	—
October 31, 2010	10.58	—	2.77	2.77	(.01)	—

See accompanying notes which are an integral part of the financial statements.

248 Russell Tax-Managed U.S. Mid & Small Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(1.25)	21.01	2.91	8,843	1.57	1.53	(.49)	38
(1.76)	21.65	6.73	6,489	1.58	1.53	(.69)	80
(.02)	21.99	37.62	3,256	1.56	1.53	(.44)	46
—	16.00	10.57	1,426	1.58	1.53	(.34)	48
—	14.47	11.03	932	1.63	1.53	(.48)	46
—	13.06	7.23	213	1.61	1.50	(.44)	57

(1.25)	18.41	2.53	11,707	2.32	2.25	(1.21)	38
(1.76)	19.18	5.95	11,555	2.32	2.25	(1.39)	80
(.02)	19.81	36.71	11,218	2.31	2.25	(1.11)	46
—	14.51	9.68	7,083	2.34	2.25	(1.06)	48
—	13.23	10.23	6,571	2.36	2.25	(1.33)	46
—	12.02	24.95	7,170	2.34	2.24	(1.02)	57

(1.25)	21.05	2.90	6,713	1.57	1.50	(.46)	38
(1.76)	21.68	6.77	6,383	1.57	1.50	(.65)	80
(.02)	22.01	37.64	5,665	1.56	1.50	(.36)	46
—	16.01	10.57	3,898	1.59	1.50	(.31)	48
—	14.48	11.10	3,443	1.61	1.50	(.56)	46
—	13.06	25.82	3,966	1.60	1.49	(.29)	57

(1.25)	21.79	3.04	323,204	1.32	1.25	(.21)	38
(1.76)	22.38	7.01	297,498	1.32	1.25	(.40)	80
(.05)	22.61	38.02	233,887	1.31	1.25	(.11)	46
—	16.43	10.79	152,403	1.34	1.25	(.06)	48
—	14.83	11.32	137,579	1.36	1.25	(.32)	46
(.01)	13.34	26.20	137,567	1.35	1.24	(.03)	57

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 249

Russell Investment Company
Russell Global Opportunistic Credit Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$997.80	$1,019.09
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$5.70	$5.76

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.15%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$994.00	$1,015.37
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.39	$9.49
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.90%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$997.80	$1,019.09
	Expenses Paid During Period*	$5.70	$5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

250 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$999.00	$1,020.33
Expenses Paid During Period*	$4.46	$4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$999.40	$1,020.73
Expenses Paid During Period*	$4.07	$4.11

* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Global Opportunistic Credit Fund 251

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 85.0%				Great Canadian Gaming Corp.
Argentina - 0.9%				6.625% due 07/25/22 (Þ)	CAD	175	153
Argentina Bonar Bonds				Harvest Operations Corp.
Series X				6.875% due 10/01/17		2,560	2,365
7.000% due 04/17/17		4,000	3,832	HudBay Minerals, Inc.
Argentine Republic Government				9.500% due 10/01/20		1,415	1,482
International Bond				New Red Finance, Inc.
6.000% due 03/31/23		1,295	1,489	6.000% due 04/01/22 (Þ)		5,130	5,297
Series dscEUR				Open Text Corp.
7.820% due 12/31/33	EUR	4,679	4,965	5.625% due 01/15/23 (Þ)		1,955	2,028
Series EURGDP				Parq Holdings, LP 1st Lien Term Loan
6.500% due 12/15/35 (Ê)	EUR	60,000	6,239	3.750% due 12/17/20 (Ê)		671	667
YPF Sociedad Anonima				Parq Holdings, LP Term Loan
8.750% due 04/04/24 (Þ)		2,000	2,087	8.500% due 12/17/20 (Ê)		3,278	3,262
			18,612	Precision Drilling Corp.
Armenia - 0.0%				6.500% due 12/15/21		1,165	1,133
Armenia Government International Bond				Restaurant Brands International, Inc.
6.000% due 09/30/20		1,000	990	Term Loan B
				4.500% due 12/12/21 (Ê)		2,230	2,254
Australia - 0.0%				Valeant Pharmaceuticals International,
FMG Resources Pty, Ltd. 1st Lien Term				Inc.
Loan B				7.500% due 07/15/21 (Þ)		1,605	1,741
3.750% due 06/30/19		992	895	5.625% due 12/01/21 (Þ)		1,685	1,727
				5.500% due 03/01/23 (Þ)		300	304
Azerbaijan - 0.1%				5.875% due 05/15/23 (Þ)		6,610	6,783
State Oil Co. of the Azerbaijan Republic				VRX Escrow Corp.
4.750% due 03/13/23		2,000	1,940	6.125% due 04/15/25 (Þ)		330	341

Belarus - 0.1%							38,313
Belarus International Government Bond				Cayman Islands - 0.3%
8.950% due 01/26/18		2,000	1,824	Avago Technologies Cayman, Ltd. Term
				Loan B

Belgium - 0.1%				3.750% due 05/06/21		1,948	1,956
Ontex Group NV				Country Garden Holdings Co., Ltd.
4.750% due 11/15/21	EUR	1,340	1,616	Series REGS
				7.250% due 04/04/21		300	310
			1,616	Marfrig Overseas, Ltd.
Brazil - 2.6%				Series REGS
Banco Nacional de Desenvolvimento				9.500% due 05/04/20		1,800	1,759
Economico e Social
5.750% due 09/26/23 (Þ)		6,200	6,591	UPCB Finance II, Ltd.
				6.375% due 07/01/20	EUR	1,006	1,175
Brazil Letra do Tesouro Nacional
Zero coupon due 01/01/19	BRL	92,780	19,667				5,200
Series LTN				Chile - 0.5%
Zero coupon due 01/01/17	BRL	32,500	8,732	Chile Government International Bond
Brazil Notas do Tesouro Nacional				5.500% due 08/05/20	CLP	600,000	1,051
Series NTNB				Series REGS
6.000% due 08/15/50	BRL	3,180	2,774	6.000% due 01/01/18	CLP	95,000	164
Series NTNF				Corp. Nacional del Cobre de Chile
10.000% due 01/01/23	BRL	8,000	2,407	4.500% due 08/13/23 (Þ)		2,000	2,155
10.000% due 01/01/25	BRL	23,340	6,879	4.875% due 11/04/44 (Þ)		4,000	4,183
Vale SA				Series REGS
5.625% due 09/11/42		4,800	4,280	3.750% due 11/04/20		1,500	1,581
			51,330	6.150% due 10/24/36		1,000	1,210
Canada - 1.9%							10,344
Bombardier Inc.				China - 0.4%
6.000% due 10/15/22 (Þ)		1,790	1,683	CNPC General Capital, Ltd.
Bombardier, Inc.				2.750% due 05/14/19		3,500	3,512
7.500% due 03/15/25 (Þ)		635	629	Evergrande Real Estate Group Ltd.
CNOOC Nexen Finance (2014) ULC				8.750% due 10/30/18		4,500	4,151
4.250% due 04/30/24		4,000	4,221	12.000% due 02/17/20		500	500
First Quantum Minerals, Ltd.							8,163
7.250% due 05/15/22		2,405	2,243	Colombia - 2.0%

See accompanying notes which are an integral part of the financial statements.

252 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Colombia Government International				5.875% due 01/30/25		2,500	2,484
Bond							7,799
7.750% due 04/14/21	COP	8,950,000	4,223	Ethiopia - 0.0%
4.375% due 07/12/21		3,750	3,979	Federal Democratic Republic of Ethiopia
4.000% due 02/26/24		5,000	5,137	6.625% due 12/11/24 (Þ)		1,000	1,002
9.850% due 06/28/27	COP	11,939,000	6,571
10.375% due 01/28/33		514	807	France - 1.8%
7.375% due 09/18/37		3,000	3,997	Cerba European Lab SAS
5.000% due 06/15/45		2,500	2,525	7.000% due 02/01/20	EUR	2,250	2,676
Emgesa SA ESP				Crown European Holdings SA
Series REGS				4.000% due 07/15/22	EUR	2,980	3,572
8.750% due 01/25/21	COP	1,000,000	454	Holding Medi-Partenaires SAS
Empresas Publicas de Medellin ESP				7.000% due 05/15/20 (Þ)	EUR	970	1,149
Series REGS				Series REGS
8.375% due 02/01/21	COP	570,000	253	7.000% due 05/15/20	EUR	1,910	2,263
Titulos De Tesoreria B Bonds				HomeVi SAS
7.000% due 09/11/19	COP	5,392,000	2,391	6.875% due 08/15/21	EUR	2,680	3,220
10.000% due 07/24/24	COP	8,333,000	4,270	Kerneos Corporate SAS
Titulos De Tesoreria Bonds				5.750% due 03/01/21 (Þ)	EUR	1,060	1,262
7.250% due 06/01/16	COP	10,218,000	4,401	Kerneos Tech Group SAS
			39,008	5.750% due 03/01/21	EUR	135	161
Costa Rica - 0.3%				Loxam SAS
Costa Rica Government International				7.375% due 01/24/20 (Þ)	EUR	1,455	1,756
Bond				7.000% due 07/23/22 (Þ)	EUR	350	407
4.375% due 04/30/25 (Þ)		2,044	1,901	7.000% due 07/23/22	EUR	1,525	1,772
7.000% due 04/04/44 (Þ)		3,000	3,082	Series REGS
Series REGS				7.375% due 01/24/20	EUR	440	531
4.250% due 01/26/23		1,000	950	Novafives SAS
			5,933	4.500% due 06/30/21	EUR	2,400	2,662
Croatia - 0.7%				Numericable Group SA
Croatia Government International Bond				5.375% due 05/15/22 (Þ)	EUR	160	188
6.000% due 01/26/24		9,500	10,395	5.375% due 05/15/22	EUR	1,800	2,112
6.000% due 01/26/24 (Þ)		2,200	2,407	5.625% due 05/15/24	EUR	2,785	3,303
Series REGS				Numericable-SFR SAS
6.625% due 07/14/20		1,200	1,336	6.000% due 05/15/22 (Þ)		1,580	1,619
			14,138	Picard Groupe SAS
Cyprus - 0.1%				4.302% due 08/01/19	EUR	1,855	2,093
Cyprus Government International Bond				Rexel SA
4.625% due 02/03/20	EUR	2,000	2,361	5.250% due 06/15/20 (Þ)		3,195	3,331
				SPCM SA
Dominican Republic - 0.5%				2.875% due 06/15/23 (Å)	EUR	1,350	1,523
Dominican Republic Government				Tech Finance & Co. SCA Term Loan B
International Bond				5.500% due 07/10/20		731	737
7.450% due 04/30/44		2,000	2,250				36,337
6.850% due 01/27/45 (Þ)		4,000	4,180	Gabon - 0.0%
Series REGS				Gabonese Republic International
7.500% due 05/06/21		4,000	4,500	Government Bond
			10,930	6.375% due 12/12/24 (Þ)		500	505
Egypt - 0.5%
Arab Republic of Egypt				Germany - 0.9%
6.875% due 04/30/40		1,000	1,037	Deutsche Raststaetten Gruppe IV GmbH
Egypt Government International Bond				Series REGS
6.875% due 04/30/40 (Þ)		8,000	8,300	6.750% due 12/30/20	EUR	2,195	2,690
				Techem Energy Metering Service GmbH
			9,337	& Co. KG
El Salvador - 0.4%				7.875% due 10/01/20 (Þ)	EUR	560	692
El Salvador Government International
Bond				Series REGS
7.750% due 01/24/23		2,400	2,694	7.875% due 10/01/20	EUR	2,120	2,619
6.375% due 01/18/27 (Þ)		1,500	1,526	Trionista TopCo GmbH
				6.875% due 04/30/21 (Þ)	EUR	1,045	1,267
Series REGS
7.375% due 12/01/19		1,000	1,095	Series REGS
				6.875% due 04/30/21	EUR	3,410	4,133

				See accompanying notes which are an integral part of the financial statements.
				Russell Global Opportunistic Credit Fund 253

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Unitymedia Hessen GmbH & Co. KG /				Series FR65
Unitymedia NRW GmbH				6.625% due 05/15/33	IDR	6,000,000	399
5.750% due 01/15/23 (Þ)	EUR	720	876	Series FR69
5.625% due 04/15/23	EUR	540	658	7.875% due 04/15/19	IDR	86,022,000	6,696
4.000% due 01/15/25	EUR	1,350	1,554	Series FR70
Series REGS				8.375% due 03/15/24	IDR	59,545,000	4,789
5.500% due 09/15/22	EUR	135	163	Series FR71
5.750% due 01/15/23	EUR	1,322	1,609	9.000% due 03/15/29	IDR	93,588,000	7,888
WEPA Hygieneprodukte GmbH				Pertamina Persero PT
6.500% due 05/15/20 (Þ)	EUR	870	1,057	Series REGS
Series REGS				6.000% due 05/03/42		908	911
6.500% due 05/15/20	EUR	290	352	6.450% due 05/30/44		8,000	8,540
			17,670	Perusahaan Listrik Negara PT
Ghana - 0.2%				Series REGS
Ghana Government International Bond				5.250% due 10/24/42		5,350	5,056
7.875% due 08/07/23 (Þ)		4,000	3,861	PT Pertamina (Persero)
8.125% due 01/18/26		700	677	5.625% due 05/20/43		2,000	1,933
			4,538				55,243
Honduras - 0.2%				Iraq - 0.1%
Honduras Government International				Iraq Government International Bond
Bond				Series REGS
8.750% due 12/16/20		2,342	2,670	5.800% due 01/15/28		3,000	2,587
Series REGS
7.500% due 03/15/24		500	541	Ireland - 1.1%
				AerCap Ireland Capital, Ltd. / AerCap
			3,211	Global Aviation Trust
Hong Kong - 0.0%				5.000% due 10/01/21 (Þ)		3,006	3,219
Citic Pacific, Ltd.				Ardagh Packaging Finance PLC
7.875% due 04/15/49		625	653	Series REGS
				9.250% due 10/15/20	EUR	1,490	1,786
Hungary - 1.7%				Ardagh Packaging Finance PLC /
Hungary Government International Bond				Ardagh Holdings USA, Inc.
6.500% due 06/24/19	HUF	2,312,070	9,776	4.250% due 01/15/22	EUR	2,290	2,626
5.750% due 11/22/23		2,500	2,873	Grifols Worldwide Operations, Ltd.
5.375% due 03/25/24		650	730	5.250% due 04/01/22 (Þ)		5,165	5,281
5.500% due 06/24/25	HUF	214,040	921	Smurfit Kappa Acquisitions Co.
7.625% due 03/29/41		9,000	12,937	3.250% due 06/01/21 (Þ)	EUR	1,700	2,033
Series 17/A				3.250% due 06/01/21	EUR	330	395
6.750% due 11/24/17	HUF	614,360	2,546	Vimpel Communications Via VIP
Series 20/A				Finance Ireland, Ltd. OJSC
7.500% due 11/12/20	HUF	30	—	Series REGS
Series 22/A				7.748% due 02/02/21		2,600	2,617
7.000% due 06/24/22	HUF	738,450	3,349	Vnesheconombank
Series 23/A				6.902% due 07/09/20		1,500	1,436
6.000% due 11/24/23	HUF	820	4	6.025% due 07/05/22		2,500	2,269
			33,136				21,662
Indonesia - 2.8%				Israel - 0.4%
Indonesia Government International				Israel Electric Corp., Ltd.
Bond				6.875% due 06/21/23 (Þ)		3,500	4,133
8.375% due 03/15/34	IDR	42,375,000	3,375	5.000% due 11/12/24		3,000	3,184
8.500% due 10/12/35		3,000	4,335				7,317
7.750% due 01/17/38		3,000	4,091	Italy - 0.7%
5.125% due 01/15/45 (Þ)		2,000	2,055	ENEL SPA
Indonesia Treasury Bond				6.500% due 01/10/74	EUR	2,725	3,419
Series FR58				Finmeccanica SPA
8.250% due 06/15/32	IDR	20,400,000	1,601	8.000% due 12/16/19	GBP	845	1,544
Series FR59				Telecom Italia SPA
7.000% due 05/15/27	IDR	25,035,000	1,803	5.250% due 02/10/22	EUR	1,650	2,212
Series FR61				3.250% due 01/16/23	EUR	5,770	6,871
7.000% due 05/15/22	IDR	13,144,000	976
							14,046
5.625% Series FR63 due 05/15/23	IDR	11,738,000	795	Ivory Coast - 0.1%

See accompanying notes which are an integral part of the financial statements.
254 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Ivory Coast Government International				Elior Finance & Co. SCA
Bond				6.500% due 05/01/20 (Þ)	EUR	546	667
Series REGS				Series REGS
5.750% due 12/31/32		1,500	1,434	6.500% due 05/01/20	EUR	650	795
				Gategroup Finance Luxembourg SA
Jersey - 0.4%				6.750% due 03/01/19 (Þ)	EUR	1,130	1,326
AA Bond Co., Ltd.				Series REGS
5.500% due 07/31/22 (Þ)	GBP	1,795	2,797	6.750% due 03/01/19	EUR	1,190	1,396
Series REGS				Gazprom OAO Via Gaz Capital SA
9.500% due 07/31/19	GBP	2,730	4,625	9.250% due 04/23/19 (Þ)		1,000	1,109
			7,422	6.510% due 03/07/22		2,000	2,006
Kazakhstan - 0.8%				Series REGS
KazMunayGas National Co.				9.250% due 04/23/19		3,250	3,606
9.125% due 07/02/18 (Þ)		2,000	2,264	8.625% due 04/28/34		2,000	2,275
6.375% due 04/09/21 (Þ)		4,000	4,233	GCS Holdco Finance I SA
5.750% due 04/30/43		2,000	1,813	Series REGS
6.000% due 11/07/44 (Þ)		3,000	2,745	6.500% due 11/15/18	EUR	1,200	1,410
Series REGS				Gestamp Funding Luxembourg SA
7.000% due 05/05/20		3,000	3,267	5.875% due 05/31/20 (Þ)	EUR	400	474
6.000% due 11/07/44		1,000	915	Series REGS
			15,237	5.875% due 05/31/20	EUR	1,795	2,126
Kenya - 0.2%				Intelsat Jackson Holdings SA
Kenya Government International Bond				7.250% due 10/15/20		1,025	1,057
5.875% due 06/24/19 (Þ)		2,000	2,069	7.500% due 04/01/21		1,485	1,543
6.875% due 06/24/24		1,000	1,055	Mallinckrodt International Finance SA
				Term Loan B
			3,124	3.250% due 03/19/21		1,489	1,488
Lebanon - 0.2%				Matterhorn Telecom Holding SA
Lebanon Government International Bond				4.875% due 05/01/23 (Å)	EUR	740	826
8.250% due 04/12/21		3,000	3,408	Matterhorn Telecom SA
Lithuania - 0.2%				3.625% due 05/01/22 (Å)	CHF	240	255
Lithuania Government International				3.875% due 05/01/22 (Å)	EUR	1,215	1,342
Bond				Onex Wizard Acquisition Co. II SCA
Series REGS				7.750% due 02/15/23	EUR	1,845	2,219
6.625% due 02/01/22		3,700	4,559	Pinnacle Holdco SARL Term Loan
				10.500% due 07/30/20 (Ê)		943	830
Luxembourg - 3.9%				SkillsSoft Corp. Term Loan
Altice Financing SA				5.750% due 04/28/21 (Ê)		1,241	1,236
5.250% due 02/15/23	EUR	970	1,144	Telenet Finance III Luxembourg SCA
6.625% due 02/15/23 (Þ)		1,465	1,509	Series REGS
Altice SA				6.625% due 02/15/21	EUR	350	416
7.250% due 05/15/22 (Þ)	EUR	1,550	1,799	Telenet Finance V Luxembourg SCA
7.250% due 05/15/22	EUR	260	302	6.750% due 08/15/24 (Þ)	EUR	600	750
7.625% due 02/15/25 (Þ)		575	581	Series REGS
ArcelorMittal SA				6.750% due 08/15/24	EUR	1,880	2,351
6.250% due 03/01/21		7,795	8,152	Telenet Finance V SCA
Auris Luxembourg II SA				6.250% due 08/15/22	EUR	520	632
8.000% due 01/15/23	EUR	710	868	Travelport Finance SARL Term Loan B
Series REGS				5.750% due 09/02/21 (Ê)		1,496	1,510
8.000% due 01/15/23 (Þ)	EUR	1,515	1,852	Trinseo Materials Operating SCA /
BMBG Bond Finance SCA				Trinseo Materials Finance, Inc.
5.327% due 10/15/20 (Þ)	EUR	1,325	1,500	8.750% due 02/01/19		1,861	1,966
5.327% due 10/15/20	EUR	455	515	Wind Acquisition Finance SA
				4.000% due 07/15/20	EUR	210	239
Capsugel SA				4.000% due 07/15/20 (Þ)	EUR	1,330	1,512
7.000% due 05/15/19 (Þ)		4,190	4,274
ConvaTec Finance International SA				7.000% due 04/23/21	EUR	500	600
8.250% due 01/15/19 (Þ)		3,745	3,778	7.000% due 04/23/21 (Þ)	EUR	2,500	3,000
Delta 2 Lux Sarl Lien Term Loan B				Xefin Lux SCA
7.750% due 07/29/22 (Ê)		6,155	6,160	3.913% due 06/01/19	EUR	195	219
Dufry Finance SCA				Xella Holdco Finance SA
4.500% due 07/15/22	EUR	230	273	9.125% due 09/15/18 (Þ)	EUR	1,100	1,285
4.500% due 07/15/22 (Þ)	EUR	1,350	1,604
				See accompanying notes which are an integral part of the financial statements.
				Russell Global Opportunistic Credit Fund 255

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				EMATUM Via Mozambique EMATUM
9.125% due 09/15/18	EUR	1,430	1,670	Finance 2020 BV
			78,447	Series REGS
Malaysia - 1.5%				6.305% due 09/11/20		1,200	1,169
Malaysia Government International Bond				Grupo Antolin Dutch BV
3.654% due 10/31/19	MYR	41,990	11,826	4.750% due 04/01/21	EUR	1,830	2,109
4.048% due 09/30/21	MYR	17,000	4,846	4.750% due 04/01/21 (Þ)	EUR	475	547
4.498% due 04/15/30	MYR	11,760	3,468	Interxion Holdings NV
Series 0111				6.000% due 07/15/20	EUR	2,900	3,487
4.160% due 07/15/21	MYR	22,810	6,552	Lukoil International Finance BV
				3.416% due 04/24/18 (Þ)		500	471
Series 0511				6.125% due 11/09/20		1,000	1,004
3.580% due 09/28/18	MYR	7,730	2,180
Series 0902				Majapahit Holding BV
4.378% due 11/29/19	MYR	3,490	1,012	7.875% due 06/29/37		1,500	1,914
				Marfrig Holdings (Europe) BV
			29,884	6.875% due 06/24/19		1,000	890
Mexico - 3.3%				OI European Group BV
America Movil SAB de CV				4.875% due 03/31/21	EUR	2,845	3,538
6.000% due 06/09/19	MXN	5,210	339	Petrobras Global Finance BV
Mexican Bonos de Desarrollo Bond				4.375% due 05/20/23		2,000	1,779
5.000% due 12/11/19	MXN	206,197	13,309	6.875% due 01/20/40		2,728	2,567
10.000% due 12/05/24	MXN	40,000	3,377	7.250% due 03/17/44		329	323
Series M 10				Playa Resorts Holding BV 1st Lien Term
8.500% due 12/13/18	MXN	35,000	2,547	Loan B
Series M 30				4.000% due 08/09/19		1,995	2,000
10.000% due 11/20/36	MXN	98,901	9,129	PortAventura Entertainment Barcelona
Series M				BV
6.500% due 06/10/21	MXN	5,244	357	5.665% due 12/01/19 (Ê)(Þ)	EUR	370	416
7.750% due 05/29/31	MXN	50,220	3,738	7.250% due 12/01/20 (Þ)	EUR	330	390
7.750% due 11/13/42	MXN	39,590	2,977	Series REGS
Mexican Udibonos				7.250% due 12/01/20	EUR	2,060	2,435
Series S				Refresco Gerber NV
5.000% due 06/16/16	MXN	27,693	1,883	Series REGS
4.000% due 11/15/40	MXN	5,315	380	7.375% due 05/15/18	EUR	1,365	1,590
Mexico Government International Bond				Schaeffler Holding Finance BV
4.750% due 03/08/44		3,000	3,080	6.875% due 08/15/18 (Þ)	EUR	1,370	1,606
5.550% due 01/21/45		8,000	9,140	5.750% due 11/15/21	EUR	2,450	2,985
5.750% due 10/12/10		9,000	9,585	5.750% due 11/15/21 (Þ)	EUR	1,300	1,584
Petroleos Mexicanos Co.				Series REGS
7.470% due 11/12/26	MXN	17,730	1,109	6.875% due 08/15/18	EUR	150	176
6.625% due 06/15/38		4,000	4,450	Sensata Technologies BV
			65,400	5.625% due 11/01/24 (Þ)		2,550	2,722
Mongolia - 0.2%				Telefonica Europe BV
Mongolia Government International				6.500% due 12/31/49 (ƒ)	EUR	3,700	4,645
Bond				VimpelCom Holdings BV
5.125% due 12/05/22		300	268	7.504% due 03/01/22 (Þ)		299	296
Series REGS				Ziggo Bond Finance BV
5.125% due 12/05/22		3,205	2,860	4.625% due 01/15/25	EUR	705	815
			3,128	4.625% due 01/15/25 (Þ)	EUR	1,580	1,827
Morocco - 0.1%							45,189
Morocco Government International Bond				Nigeria - 0.1%
4.250% due 12/11/22 (Þ)		1,000	1,025	Nigeria Government International Bond
5.500% due 12/11/42 (Þ)		1,250	1,340	6.750% due 01/28/21		1,000	1,070
			2,365	14.200% due 03/14/24	NGN	86,830	440
Netherlands - 2.3%				Series 10YR
AP NMT Acquisition BV 1st Lien Term				16.390% due 01/27/22	NGN	99,600	551
Loan							2,061
6.750% due 08/13/21		995	991	Norway - 0.2%
Carlson Wagonlit BV				Angola Government International Bond
Series REGS				7.000% due 08/16/19		750	774
7.500% due 06/15/19	EUR	765	913	EWOS Holding AS
				6.750% due 11/01/20 (Þ)	EUR	1,080	1,213

See accompanying notes which are an integral part of the financial statements.
256 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Series 6208
6.750% due 11/01/20	EUR	1,375	1,544	7.500% due 02/27/19	RUB	356,250	6,207
			3,531	Series 6209
Pakistan - 0.7%				7.600% due 07/20/22	RUB	45,000	743
Islamic Republic of Pakistan				Series 6210
7.875% due 03/31/36		6,000	5,880	6.800% due 12/11/19	RUB	17,678	295
Pakistan Government International Bond				Series 6211
8.250% due 04/15/24 (Þ)		6,500	7,085	7.000% due 01/25/23	RUB	366,430	5,798
			12,965	Series 6212
Panama - 0.5%				7.050% due 01/19/28	RUB	104,530	1,553
Panama Government International Bond				Russian Federation International Bond
7.125% due 01/29/26		1,500	1,942	4.875% due 09/16/23		2,000	1,960
9.375% due 04/01/29		4,500	6,846	Russian Foreign Bond - Eurobond
6.700% due 01/26/36		1,500	1,939	Series REGS
				7.850% due 03/10/18	RUB	25,000	449
			10,727	7.500% due 03/31/30		938	1,097
Paraguay - 0.3%
Paraguay Government International							18,102
Bond				Serbia - 0.4%
4.625% due 01/25/23 (Þ)		624	643	Republic of Serbia Government
6.100% due 08/11/44		4,551	4,915	International Bond
				Series REGS
			5,558	5.875% due 12/03/18		1,400	1,477
Peru - 0.4%				7.250% due 09/28/21		5,000	5,759
Peruvian Government International Bond
8.750% due 11/21/33		3,000	4,732				7,236
6.900% due 08/12/37	PEN	7,610	2,470	Slovenia - 0.2%
				Slovenia Government International Bond
			7,202	5.250% due 02/18/24 (Þ)		3,500	4,016
Philippines - 0.4%				Series REGS
Philippine Government International				5.850% due 05/10/23		500	592
Bond
4.950% due 01/15/21	PHP	42,000	1,010				4,608
9.500% due 02/02/30		4,000	6,715	South Africa - 2.2%
6.250% due 01/14/36	PHP	30,000	789	Eskom Holdings SOC Ltd.
				5.750% due 01/26/21		5,800	5,777
			8,514	6.750% due 08/06/23		1,000	1,035
Poland - 2.0%				South Africa Government International
Poland Government International Bond				Bond
3.000% due 03/17/23		2,000	2,033	5.875% due 09/16/25		5,000	5,697
4.000% due 01/22/24		8,400	9,139	Series 2032
Series 0418				8.250% due 03/31/32	ZAR	119,010	9,815
3.750% due 04/25/18	PLN	4,200	1,228	Series R186
Series 0716				10.500% due 12/21/26	ZAR	115,440	11,551
Zero coupon due 07/25/16	PLN	23,630	6,434	Series R203
Series 0725				8.250% due 09/15/17	ZAR	8,970	774
3.250% due 07/25/25	PLN	11,460	3,351	Series R207
Series 0922				7.250% due 01/15/20	ZAR	68,881	5,747
5.750% due 09/23/22	PLN	33,615	11,390	Series R208
Series 1019				6.750% due 03/31/21	ZAR	8,510	688
5.500% due 10/25/19	PLN	18,045	5,724	Series R213
			39,299	7.000% due 02/28/31	ZAR	19,925	1,467
Romania - 0.6%				Transnet SOC, Ltd.
Romania Government International Bond				9.500% due 05/13/21 (Þ)	ZAR	7,700	648
4.750% due 08/29/16	RON	4,790	1,267				43,199
Series 05YR				Sri Lanka - 0.5%
5.900% due 07/26/17	RON	10,650	2,945	Sri Lanka Government International
Series 10YR				Bond
5.950% due 06/11/21	RON	12,240	3,647	5.875% due 07/25/22		9,600	9,763
Series REGS
6.750% due 02/07/22		3,000	3,607	Thailand - 1.1%
			11,466	PTT Exploration and Production Public
Russia - 0.9%				Co., Ltd.
Russian Federal Bond - OFZ				4.875% due 12/29/49		1,000	1,010
				Thailand Government International Bond

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 257

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
3.250% due 06/16/17	THB	34,300	1,076	Pendragon PLC
3.450% due 03/08/19	THB	10,000	320	6.875% due 05/01/20	GBP	2,640	4,255
3.875% due 06/13/19	THB	275,330	8,991	Priory Group No. 3 PLC
3.650% due 12/17/21	THB	119,250	3,921	Series REGS
3.850% due 12/12/25	THB	161,710	5,518	7.000% due 02/15/18	GBP	490	780
3.580% due 12/17/27	THB	26,600	878	R&R Ice Cream PLC
Series ILB				5.500% due 05/15/20	GBP	1,050	1,658
1.200% due 07/14/21	THB	24,444	720	R&R Pik PLC
				9.250% due 05/15/18 (Þ)	EUR	1,125	1,273

Turkey - 2.5%			22,434	Stretford 79 PLC
				6.250% due 07/15/21	GBP	1,255	1,661
Export Credit Bank of Turkey
5.875% due 04/24/19 (Þ)		9,000	9,511	TA Manufacturing, Ltd.
				3.625% due 04/15/23 (Þ)	EUR	1,665	1,872
Turkey Government International Bond
10.400% due 03/27/19	TRY	24,730	9,554	Tullow Oil PLC
7.500% due 11/07/19		1,000	1,163	6.000% due 11/01/20 (Þ)		1,600	1,472
				Ukreximbank Via Biz Finance PLC
7.000% due 06/05/20		4,000	4,608	8.750% due 01/22/18		2,369	1,573
7.100% due 03/08/23	TRY	18,950	6,247	Virgin Media Finance PLC
8.800% due 09/27/23	TRY	1,743	637	4.875% due 02/15/22		1,000	950
7.375% due 02/05/25		1,000	1,229	7.000% due 04/15/23 (Þ)	GBP	1,200	1,994
8.000% due 03/12/25	TRY	9,950	3,451	Series REGS
6.750% due 05/30/40		1,000	1,212	7.000% due 04/15/23	GBP	1,740	2,891
6.625% due 02/17/45		4,000	4,840	Virgin Media Investment Holdings, Ltd.
Series 5YR				Term Loan
9.000% due 03/08/17	TRY	6,825	2,535	3.500% due 06/07/20 (Ê)		1,069	1,069
Series 5Y				Vougeot Bidco PLC
6.300% due 02/14/18	TRY	13,520	4,667	7.875% due 07/15/20 (Þ)	GBP	160	263
			49,654	Series REGS
Ukraine - 0.8%				7.875% due 07/15/20	GBP	1,580	2,597
Ukraine Government Infrastructure							43,357
Government Bond				United States - 32.6%
Series REGS				24 Hour Holdings III LLC
9.000% due 12/07/17		3,000	1,350	8.000% due 06/01/22 (Þ)		2,550	2,257
Ukraine Government International Bond				ABG Intermediate Holdings 2, LLC 1st
6.580% due 11/21/16 (Þ)		8,000	3,700	Lien Term Loan
Series REGS				5.500% due 05/27/21		1,320	1,323
6.580% due 11/21/16		9,000	4,162	ABG Intermediate Holdings 2, LLC 2nd
7.800% due 11/28/22		2,250	1,025	Lien Term Loan
7.500% due 04/17/23		12,000	5,681	9.000% due 05/27/22		500	504
			15,918	Ability Network, Inc. 1st Lien Term Loan
United Kingdom - 2.2%				6.000% due 05/14/21 (Ê)		2,764	2,764
Arqiva Broadcast Finance PLC				Acadia Healthcare Co., Inc.
9.500% due 03/31/20 (Þ)	GBP	1,270	2,159	5.125% due 07/01/22		1,450	1,446
Series REGS				5.625% due 02/15/23 (Þ)		390	399
9.500% due 03/31/20	GBP	925	1,573	ACCO Brands Corp.
Hyperion Insurance Group, Ltd. Term				6.750% due 04/30/20		3,290	3,463
Loan B				ADT Corp.
5.750% due 03/26/22		750	757	5.250% due 03/15/20		1,225	1,292
INEOS Finance PLC				6.250% due 10/15/21		2,000	2,150
4.000% due 05/01/23 (Å)	EUR	2,620	2,909	AECOM
Iron Mountain Europe PLC				5.750% due 10/15/22 (Þ)		2,110	2,184
6.125% due 09/15/22	GBP	1,400	2,266	Affinion Group, Inc. Term Loan B
Iron Mountain, Inc.				6.750% due 04/30/18 (Ê)		966	924
6.125% due 09/15/22	GBP	2,215	3,585	Albertson's Holdings LLC Term Loan B4
Merlin Entertainments PLC				5.500% due 08/25/21 (Ê)		1,500	1,515
2.750% due 03/15/22	EUR	680	761	Ally Financial, Inc.
Moto Finance PLC				4.625% due 03/30/25		2,580	2,572
6.375% due 09/01/20	GBP	1,350	2,124	Alpha Natural Resources, Inc.
Oschadbank				6.000% due 06/01/19		1,275	268
8.875% due 03/20/18		2,400	1,564	Alphabet Holding Co., Inc.
Paragon Offshore PLC				7.750% due 11/01/17		2,760	2,750
6.750% due 07/15/22		3,255	1,351	Alvogen Pharmaceutical, Inc. Term Loan

See accompanying notes which are an integral part of the financial statements.

258 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 04/02/22	600	604	5.477% due 07/24/23 (Þ)	2,147	2,136
American Airlines, Inc. Exit Term Loan			BreitBurn Energy Partners, LP /
3.750% due 06/27/19 (Ê)	987	991	BreitBurn Finance Corp.
American Builders & Contractors Supply			8.625% due 10/15/20	540	456
Co., Inc.			7.875% due 04/15/22	5,040	4,133
5.625% due 04/15/21 (Þ)	4,000	4,120	Brickman Group, Ltd. LLC Term Loan
American Pacific Corp. 1st Lien Term			4.000% due 12/18/20 (Ê)	1,995	1,997
Loan B			Building Materials Corp. of America
7.000% due 02/27/19 (Ê)	990	995	5.375% due 11/15/24 (Þ)	2,660	2,726
American Tire Distributors, Inc.			BWAY Holding Co. Term Loan B
10.250% due 03/01/22 (Þ)	3,130	3,279	5.500% due 08/14/20 (Ê)	1,241	1,254
AmeriGas Finance LLC / AmeriGas			Cablevision Systems Corp.
Finance Corp.			5.875% due 09/15/22	890	943
7.000% due 05/20/22	3,655	3,914	Caesars Entertainment Corp. 1st Lien
Amsurg Corp.			Term Loan B
5.625% due 11/30/20	1,000	1,024	7.000% due 10/11/20 (Ê)	1,977	1,890
5.625% due 07/15/22	1,435	1,457	Caesars Entertainment Operating Co.,
Ancestry.com Holdings LLC			Inc.
9.625% due 10/15/18 (Þ)	3,010	3,085	11.250% due 06/01/17	7,485	5,632
Ancestry.com, Inc.			Caesars Entertainment Operating Co.,
11.000% due 12/15/20	3,600	4,095	Inc. Term Loan B4
Ancestry.com, Inc. Term Loan B2			10.000% due 10/31/16 (Ê)	289	270
4.000% due 05/15/18 (Ê)	987	983	California Resources Corp.
Apex Tool Group LLC			5.500% due 09/15/21	2,285	2,165
7.000% due 02/01/21 (Þ)	3,350	3,174	Calpine Construction Finance Co., LP
Arch Coal, Inc. Term Loan B			1st Lien Term Loan B2
6.000% due 05/16/18 (Ê)	1,138	846	3.250% due 01/31/22 (Ê)	2,977	2,962
Arctic Glacier USA, Inc. Term Loan			Calpine Corp.
5.000% due 05/13/19 (Ê)	1,237	1,228	5.375% due 01/15/23	850	857
Ashtead Capital, Inc.			5.500% due 02/01/24	700	700
6.500% due 07/15/22 (Þ)	2,310	2,473	Camping World, Inc. 1st Lien Term
5.625% due 10/01/24	1,110	1,167	Loan B
AssuredPartners Capital, Inc. 1st Lien			5.750% due 02/20/20 (Ê)	981	989
Term Loan B			Carlson Travel Holdings, Inc.
5.000% due 04/02/21	2,491	2,494	7.500% due 08/15/19 (Þ)	3,145	3,192
AssuredPartners Capital, Inc. 2nd Lien			Carrizo Oil & Gas, Inc.
Term Loan			6.250% due 04/15/23	585	594
7.750% due 04/02/22	998	988	CCO Holdings LLC / CCO Holdings
Asurion LLC 2nd Lien Term Loan			Capital Corp.
8.500% due 03/03/21 (Ê)	5,440	5,513	5.125% due 05/01/23 (Å)	4,340	4,297
Asurion LLC Term Loan B2			CDW LLC / CDW Finance Corp.
4.250% due 07/08/20 (Ê)	987	989	6.000% due 08/15/22	970	1,045
Axalta Coating Systems US Holdings,			Celanese US Holdings LLC
Inc. / Axalta Coating Systems Dutch			3.250% due 10/15/19	2,070	2,435
Holding B			Cemex Finance LLC
5.750% due 02/01/21 (Þ)	730	869	9.375% due 10/12/22 (Þ)	1,000	1,138
Series REGS			Cengage Learning Acquisitions, Inc. 1st
5.750% due 02/01/21	2,895	3,446	Lien Term Loan
Belden, Inc.			7.000% due 03/31/20 (Ê)	4,444	4,467
5.500% due 04/15/23	1,475	1,778	Central Garden & Pet Co.
5.500% due 04/15/23 (Þ)	755	910	8.250% due 03/01/18	1,289	1,321
Berlin Packaging LLC 2nd Lien Term			Century Aluminum Co.
Loan			7.500% due 06/01/21 (Þ)	8,215	8,390
7.750% due 10/01/22 (Ê)	2,450	2,470	CenturyLink, Inc.
Bill Barrett Corp.			5.625% due 04/01/25 (Þ)	1,275	1,273
7.625% due 10/01/19	810	788	Cequel Communications Holdings I, LLC
BioScrip, Inc. 1st Lien Term Loan B			5.125% due 12/15/21	2,450	2,459
6.500% due 07/31/20 (Ê)	2,358	2,345	Charming Charlie, Inc. Term Loan B
BioScrip, Inc. Term Loan			9.000% due 12/24/19 (Ê)	186	187
6.500% due 07/31/20 (Ê)	1,415	1,407	Charter Commercial Operating LLC
BMC Software Finance, Inc. Term Loan			Term Loan G
5.000% due 09/10/20 (Ê)	953	937	4.250% due 09/12/21 (Ê)	16	16
			Checkout Holding Corp. 1st Lien Term
Brazil Loan Trust 1			Loan B
			See accompanying notes which are an integral part of the financial statements.
			Russell Global Opportunistic Credit Fund 259

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 04/09/21 (Ê)	1,985	1,801	4.500% due 04/29/20 (Ê)	1,250	1,254
Checkout Holding Corp. 2nd Lien Term			Delta 2 Lux Sarl Term Loan B3
Loan			4.750% due 07/31/21	1,250	1,251
7.750% due 04/09/22 (Ê)	750	576	Denbury Resources, Inc.
Chrysler Group LLC 1st Lien Term			6.375% due 08/15/21	1,130	1,113
Loan B			5.500% due 05/01/22	965	914
3.250% due 12/31/18 (Ê)	1,490	1,491	Dialysis Newco, Inc. 2nd Lien Term
Chrysler Group LLC Term Loan B			Loan
3.500% due 05/24/17 (Ê)	740	741	7.750% due 10/25/21 (Ê)	3,833	3,833
CHS/Community Health Systems, Inc.			DISH DBS Corp.
6.875% due 02/01/22	5,425	5,757	5.875% due 07/15/22	1,410	1,421
CHS/Community Health Systems, Inc.			Dollar Tree Term Loan B
1st Lien Term Loan D			4.250% due 01/26/22	1,500	1,519
4.250% due 01/27/21 (Ê)	2,231	2,244
CHS/Community Health Systems, Inc.			Dynegy, Inc.
			6.750% due 11/01/19 (Þ)	2,200	2,299
1st Lien Term Loan F			5.875% due 06/01/23	895	884
3.434% due 12/31/18	1,000	1,005
Cincinnati Bell, Inc. 1st Lien Term			Educational Management Corp. Term
Loan B			Loan A
4.000% due 09/10/20 (Ê)	1,244	1,246	5.500% due 07/02/20	160	144
			Educational Management Corp. Term
CITGO Petroleum Corp.			Loan B
6.250% due 08/15/22 (Þ)	2,015	1,970	8.500% due 07/02/20	266	206
Clear Channel Worldwide Holdings, Inc.			Emerald 3, Ltd. 2nd Lien Term Loan
6.500% due 11/15/22	5,070	5,311	8.000% due 05/09/22	800	776
Series A			Emerald Performance Materials, LLC
7.625% due 03/15/20	3,690	3,856	2nd Lien Term Loan
Cleaver-Brooks, Inc.			7.750% due 08/01/22 (Ê)	250	250
8.750% due 12/15/19 (Þ)	940	954	Emerald US, Inc. Term Loan B1
Cliffs Natural Resources, Inc.			5.000% due 05/09/21	1,000	980
8.250% due 03/31/20 (Þ)	1,740	1,705	Endo Finance LLC
Commercial Barge Line Co. 2nd Lien			5.750% due 01/15/22 (Þ)	1,520	1,539
Term Loan			Energy XXI Gulf Coast, Inc.
10.750% due 03/22/20 (Ê)	500	507	11.000% due 03/15/20 (Þ)	1,755	1,676
Communication Sales & Leasing Term
Loan B			EnergySolutions LLC Term Loan
5.000% due 09/30/22	1,500	1,496	6.750% due 05/29/20 (Ê)	1,407	1,410
			Envision Acquisition Co. LLC 1st Lien
Connolly Corp. 2nd Lien Term Loan			Term Loan B
8.000% due 05/14/22 (Ê)	5,970	5,963	5.750% due 11/04/20 (Ê)	249	250
Continental Building Products Operating
Co. LLC 1st Lien Term Loan			Evolution Escrow Issuer LLC
4.000% due 08/28/20	1,943	1,943	7.500% due 03/15/22 (Þ)	1,495	1,514
ConvergeOne Holdings Corp. 1st Lien			ExamWorks Group, Inc.
Term Loan			5.625% due 04/15/23	1,145	1,182
6.000% due 06/17/20 (Ê)	248	248	Extreme Reach, Inc. 1st Lien Term
CPI Buyer LLC 2nd Lien Term Loan			Loan B
8.500% due 08/18/22 (Ê)	3,150	3,111	6.750% due 02/07/20	1,584	1,596
			Fieldwood Energy LLC 2nd Lien Term
CPM Holdings, Inc. 2nd Lien Term Loan			Loan
10.250% due 02/12/22	3,980	3,980	8.375% due 09/30/20	2,335	1,810
CPM Holdings, Inc. Term Loan B			First Data Corp.
6.000% due 04/01/22	2,260	2,283	8.250% due 01/15/21 (Þ)	3,080	3,266
Creative Artists Agency LLC Term Loan
B			First Quality Finance Co., Inc.
5.500% due 12/17/21 (Ê)	1,247	1,259	4.625% due 05/15/21 (Þ)	1,410	1,325
Crown Americas LLC Term Loan B			Fitness International LLC Term Loan B
5.500% due 10/22/21	1,247	1,247	5.500% due 07/01/20 (Ê)	744	705
			Foresight Energy LLC / Foresight Energy
Crowne Group LLC Term Loan			Finance Corp.
6.000% due 09/29/20	498	494	7.875% due 08/15/21 (Þ)	12,220	11,853
CSC Holdings LLC			FPC Holdings, Inc. 1st Lien Term Loan
6.750% due 11/15/21	700	791	5.250% due 11/27/19 (Ê)(Þ)	991	982
DaVita HealthCare Partners, Inc.			FPC Holdings, Inc. 2nd Lien Term Loan
5.000% due 05/01/25	5,390	5,380	9.250% due 05/19/20 (Å)	2,000	1,907
DBP Holding Corp.			Frontier Communications Corp.
7.750% due 10/15/20 (Þ)	1,565	1,299	7.625% due 04/15/24	1,340	1,365
Dell International LLC Term Loan B

See accompanying notes which are an integral part of the financial statements.

260 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
GENEX Holdings, Inc. 1st Lien Term			7.250% due 06/01/21 (Þ)		810	855
Loan			7.250% due 06/01/21 (Þ)		1,775	1,873
5.250% due 05/28/21 (Ê)	1,491	1,497	5.875% due 07/15/24		120	122
Getty Images, Inc. Term Loan B			JMC Steel Group, Inc.
4.750% due 10/18/19 (Ê)	1,492	1,287	8.250% due 03/15/18 (Þ)		50	42
Gibson Brands, Inc.			Jo-Ann Stores Holdings, Inc.
8.875% due 08/01/18 (Þ)	1,480	1,513	9.750% due 10/15/19 (Å)		2,820	2,721
Global Brass & Copper, Inc.			Jo-Ann Stores LLC
9.500% due 06/01/19	1,570	1,711	8.125% due 03/15/19 (Þ)		2,250	2,244
GOBP Holdings, Inc. Term Loan B			Kloeckner Pentablast of America, Inc.
5.750% due 10/21/21 (Ê)	998	1,009	7.125% due 05/01/20 (Å)	EUR	1,250	1,419
Goodyear Tire & Rubber Co. (The)			KLX, Inc.
6.500% due 03/01/21	1,855	1,963	5.875% due 12/01/22 (Þ)		1,020	1,028
Gray Television, Inc. Term Loan B			La Quinta Intermediate Holdings LLC
3.750% due 06/13/21 (Ê)	893	894	Term Loan B
GTCR Valor Cos., Inc. 1st Lien Term			4.000% due 04/14/21 (Ê)		706	708
Loan			Laredo Petroleum, Inc.
6.000% due 05/30/21 (Ê)	994	992	5.625% due 01/15/22		2,505	2,521
Gulfport Energy Corp.			6.250% due 03/15/23		535	554
6.625% due 05/01/23 (Å)	1,875	1,908	Lattice Semiconductor Corp. Term Loan
H&E Equipment Services, Inc.			5.250% due 03/04/21		1,500	1,507
7.000% due 09/01/22	390	409	Legacy Reserves, LP / Legacy Reserves
Harland Clarke Holdings Corp. Term			Finance Corp.
Loan B4			8.000% due 12/01/20		510	445
6.000% due 08/04/19 (Ê)	1,945	1,954	6.625% due 12/01/21		3,480	2,923
Hawaiian Telcom Communications, Inc.			Level 3 Communications, Inc.
5.000% due 06/06/19 (Ê)	1,247	1,251	5.750% due 12/01/22		850	872
HCA Holdings, Inc.			Level 3 Financing, Inc.
6.250% due 02/15/21	1,740	1,900	6.125% due 01/15/21		965	1,022
HCA, Inc.			5.375% due 08/15/22		2,120	2,165
5.375% due 02/01/25	2,960	3,108	5.125% due 05/01/23 (Å)		2,215	2,209
Heartland Dental Care LLC Term Loan			Level 3 Financing, Inc. 1st Lien Term
9.750% due 06/21/19 (Ê)	2,200	2,194	Loan B5
HGIM Corp. Term Loan B			4.500% due 01/31/22 (Ê)		1,000	1,001
5.500% due 06/18/20 (Ê)	742	582	Levi Strauss & Co.
HRG Group, Inc.			5.000% due 05/01/25 (Å)		2,100	2,099
7.875% due 07/15/19	1,387	1,474	Linn Energy LLC / Linn Energy Finance
7.750% due 01/15/22	11,543	11,586	Corp.
HUB International, Ltd.			6.500% due 05/15/19		1,645	1,435
7.875% due 10/01/21 (Þ)	2,520	2,596	6.250% due 11/01/19		920	777
IMS Health, Inc.			Lonestar Resources America, Inc.
4.125% due 04/01/23 (Þ)	2,500	2,816	8.750% due 04/15/19 (Þ)		1,010	783
Inmar, Inc. 1st Lien Term Loan			LTS Buyer LLC 2nd Lien Term Loan
4.250% due 01/27/21 (Ê)	993	978	8.000% due 04/01/21 (Ê)		1,510	1,508
Interactive Data Corp. Term Loan			M/A-COM Technology Solutions
4.750% due 05/02/21 (Ê)	1,489	1,498	Holdings, Inc. Term Loan
Intrawest Operations Group, LLC Term			4.500% due 05/08/21		633	636
Loan			MacDermid, Inc. 1st Lien Term Loan B2
5.500% due 12/09/20	1,970	1,979	4.750% due 06/07/20		1,995	2,016
Intrepid Aviation Group Holdings, Inc.			MCC Iowa LLC Term Loan H
6.875% due 02/15/19	1,985	1,876	3.250% due 01/29/21 (Ê)		1,496	1,491
IPC Corp. 2nd Lien Term Loan			McJunkin Red Man Corp. 1st Lien Term
10.500% due 02/06/22	500	480	Loan B
Isle of Capri Casinos, Inc.			5.000% due 11/09/19 (Ê)		2,627	2,591
8.875% due 06/15/20	1,223	1,339	Meccanica Holdings USA, Inc.
Jaguar Holding Co. I			6.250% due 07/15/19 (Þ)		965	1,069
9.375% due 10/15/17 (Þ)	6,590	6,738	Medpace Holdings, Inc. 1st Lien Term
Jarden Corp.			Loan B
3.750% due 10/01/21 (Þ)	1,845	2,206	4.750% due 04/01/21		896	900
3.750% due 10/01/21	420	502	Memorial Production Partners, LP /
JBS USA LLC / JBS USA Finance, Inc.			Memorial Production Finance Corp.
8.250% due 02/01/20 (Þ)	635	675	7.625% due 05/01/21		3,600	3,519
			6.875% due 08/01/22 (Þ)		3,550	3,328

			See accompanying notes which are an integral part of the financial statements.
			Russell Global Opportunistic Credit Fund 261

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mercer International, Inc.			5.000% due 02/15/18	986	975
7.000% due 12/01/19	1,680	1,783	Opal Acquisition, Inc.
7.750% due 12/01/22	1,050	1,121	8.875% due 12/15/21 (Þ)	1,570	1,586
Mergermarket USA, Inc. 1st Lien Term			Optima Specialty Steel, Inc.
Loan			12.500% due 12/15/16 (Þ)	2,030	2,083
4.500% due 02/04/21 (Ê)	990	969	12.000% due 12/30/16 (Å)	3,700	3,700
Milacron LLC / Mcron Finance Corp.			Optimas OE Solutions Holding LLC /
7.750% due 02/15/21 (Þ)	1,610	1,674	Optimas OE Solutions, Inc.
Millennium Laboratories, Inc. Term			8.625% due 06/01/21 (Å)	1,660	1,693
Loan B			P2 Newco Acquisition Inc. 2nd Lien
5.250% due 04/16/21 (Ê)	993	809	Term Loan
Mitchell International, Inc. 2nd Lien			9.500% due 10/22/21 (Ê)	750	742
Term Loan			Party City Holdings, Inc.
8.500% due 10/11/21 (Ê)	500	498	8.875% due 08/01/20	780	843
Mood Media Corp. Term Loan			Peabody Energy Corp.
7.000% due 05/01/19	1,737	1,732	6.250% due 11/15/21	5,270	3,162
MPG Holdco I, Inc. 1st Lien Term Loan			Pelican Products, Inc. Term Loan
B			5.250% due 04/11/20 (Ê)	997	996
4.250% due 10/20/21 (Ê)	737	737	Penn Virginia Resource Partners, LP
MPH Acquisition Holdings LLC			/ Penn Virginia Resource Finance
6.625% due 04/01/22 (Þ)	5,490	5,765	Corp.
MSC.Software Corp. 1st Lien Term Loan			6.500% due 05/15/21	725	774
5.000% due 05/29/20 (Ê)	1,489	1,498	Petsmart, Inc. 1st Lien Term Loan
National Vision, Inc. 2nd Lien Term			5.000% due 03/11/22	2,000	2,024
Loan			PFS Acquisition LLC 2nd Lien Term
6.750% due 03/13/22 (Ê)	380	369	Loan
Natural Resource Partners LP			8.250% due 01/31/22 (Ê)	7,390	5,365
9.125% due 10/01/18	1,175	1,149	PGX Holdings, Inc. 1st Lien Term Loan
NBTY, Inc.			6.250% due 09/29/20 (Ê)	494	496
9.000% due 10/01/18	110	114	PharMEDium Healthcare Corp. 2nd Lien
Neiman Marcus Group, Ltd. LLC			Term Loan
8.750% due 10/15/21 (Þ)	1,835	1,973	7.750% due 01/28/22 (Ê)	2,770	2,767
Neuberger Berman Group LLC /			PHI, Inc.
Neuberger Berman Finance Corp.			5.250% due 03/15/19	1,850	1,785
5.875% due 03/15/22 (Þ)	635	683	Physio-Control International, Inc.
North American Lifting Holdings, Inc.			9.875% due 01/15/19 (Þ)	1,062	1,134
1st Lien Term Loan			Pilgrim's Pride Corp.
5.500% due 11/27/20	988	957	5.750% due 03/15/25 (Þ)	1,545	1,584
North American Lifting Holdings, Inc.
2nd Lien Term Loan			Pilot Travel Centers LLC Term Loan B
10.000% due 11/27/21 (Ê)	250	231	4.250% due 10/03/21 (Ê)	2,228	2,256
North Atlantic Trading Co., Inc. 1st Lien			Pinnacle Entertainment, Inc.
Term Loan B			7.500% due 04/15/21	1,500	1,586
8.750% due 01/13/20 (Ê)	2,677	2,644	6.375% due 08/01/21	1,230	1,307
Novitex Acquisition Term Loan B2			Pipeline Supply and Service LLC Term
7.500% due 07/07/20 (Ê)	249	233	Loan B
NRG Energy, Inc.			5.500% due 01/28/20	495	371
6.250% due 07/15/22	1,500	1,556	Pittsburgh Glass Works LLC
6.625% due 03/15/23	2,440	2,568	8.000% due 11/15/18 (Þ)	1,395	1,475
NTELOS, Inc. Term Loan B			Plastipak Holdings, Inc.
5.750% due 11/09/19 (Ê)	989	856	6.500% due 10/01/21 (Þ)	1,180	1,209
			Portillo's Holdings, LLC 1st Lien Term
Nuance Communications, Inc.			Loan
5.375% due 08/15/20 (Þ)	3,950	3,989	4.750% due 08/01/21 (Ê)	746	747
Numericable US LLC 1st Lien Term			Portillo's Holdings, LLC 2nd Lien Term
Loan B1			Loan
4.500% due 05/21/20 (Ê)	602	604	8.000% due 08/01/22 (Ê)	250	250
Numericable US LLC 1st Lien Term
Loan B2			Post Holdings, Inc.
4.500% due 05/21/20 (Ê)	521	522	6.000% due 12/15/22	1,815	1,770
			Post Holdings, Inc. Incremental Term
NVA Holdings, Inc. 2nd Lien Term Loan			Loan
8.000% due 08/14/22	250	251	3.750% due 06/02/21 (Ê)	500	502
Oasis Petroleum, Inc.			PowerTeam Services, LLC 2nd Lien
6.875% due 01/15/23	1,920	1,949	Term Loan
Ocwen Loan Servicing, LLC Term Loan

See accompanying notes which are an integral part of the financial statements.

262 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.250% due 11/06/20 (Ê)	500	489	7.000% due 01/01/22 (Þ)	1,700	1,772
Pre Paid Legal Services, Inc. 2nd Lien			Scientific Games International, Inc. Term
Term Loan			Loan B1
9.750% due 07/01/20	500	500	6.000% due 10/18/20 (Ê)	2,222	2,243
Preferred Proppants LLC Term Loan			Scientific Games International, Inc. Term
6.750% due 08/12/20	498	407	Loan B2
Premier Foods Finance PLC			6.000% due 10/01/21 (Ê)	499	504
6.500% due 03/15/21	950	1,376	Seaworld Parks & Entertainment, Inc.
PSPC Escrow Corp.			Incremental Term Loan B3
6.000% due 02/01/23 (Þ)	810	945	4.000% due 05/14/20	500	500
6.000% due 02/01/23	1,495	1,744	Sequa Corp.
			7.000% due 12/15/17 (Å)	2,095	1,451
Qualitytech, LP / QTS Finance Corp.			Shale-Inland Holdings LLC / Shale-
5.875% due 08/01/22	2,150	2,204
RCN Telecom Services LLC / RCN			Inland Finance Corp.
			8.750% due 11/15/19 (Þ)	2,030	1,675
Capital Corp.			Signode Industrial Group US, Inc. 1st
8.500% due 08/15/20 (Þ)	3,996	4,281	Lien Term Loan B
Real Alloy Holding, Inc.			3.750% due 05/01/21 (Ê)	1,217	1,214
10.000% due 01/15/19 (Þ)	5,080	5,143
Regency Energy Partners, LP / Regency			Sinclair Television Group, Inc.
Energy Finance Corp.			5.375% due 04/01/21	465	471
5.875% due 03/01/22	2,030	2,269	6.375% due 11/01/21	665	703
Renaissance Learning, Inc. Term Loan			SIRVA Worldwide, Inc. Term Loan
4.500% due 04/09/21 (Ê)	990	973	7.500% due 03/27/19 (Ê)	1,969	1,969
Rent-A-Center, Inc.			Six Flags Entertainment Corp.
6.625% due 11/15/20	2,485	2,454	5.250% due 01/15/21 (Þ)	3,310	3,418
RentPath, Inc. 1st Lien Term Loan			SkillSoft Corp. 2nd Lien Term Loan
6.250% due 12/17/21 (Ê)	1,995	2,012	9.250% due 04/22/22	4,145	3,973
Rex Energy Corp.			SourceHOV LLC 1st Lien Term Loan B
8.875% due 12/01/20	160	138	7.750% due 10/31/19 (Ê)	994	915
6.250% due 08/01/22 (Þ)	2,340	1,778	Spectrum Brands, Inc. Term Loan C
Reynolds Group Issuer, Inc. / Reynolds			3.500% due 09/04/19 (Ê)	1,241	1,243
Group Issuer LLC			Sprint Communications, Inc.
5.750% due 10/15/20	2,065	2,158	6.000% due 11/15/22	1,335	1,262
6.875% due 02/15/21	5	5	Sprint Corp.
8.250% due 02/15/21	1,000	1,064	7.250% due 09/15/21	2,785	2,795
RHP Hotel Properties LP Term Loan B			7.625% due 02/15/25	1,350	1,328
3.750% due 01/15/21 (Ê)	1,134	1,142	Staples, Inc. Term Loan B
Rite Aid Corp.			1.000% due 04/07/21	500	502
6.750% due 06/15/21	870	921	Steak N' Shake Operations, Inc. Term
6.125% due 04/01/23 (Þ)	2,760	2,860	Loan
Roundy's Supermarkets, Inc. 1st Lien			4.750% due 03/19/21 (Ê)	743	741
Term Loan B			Stena International SA Term Loan B
5.750% due 03/03/21 (Ê)	967	932	4.000% due 03/03/21	1,485	1,348
Rovi Solutions Corp. Syndicated Loans			Stone Energy Corp.
Term Loan B			7.500% due 11/15/22	1,395	1,283
3.750% due 07/02/21 (Ê)	993	996	Stuart Weitzman Acquisition Co. LLC
RP Crown Parent LLC Term Loan			Term Loan
6.000% due 12/21/18	988	959	4.500% due 03/04/20 (Ê)	744	740
			Suburban Propane Partners, LP /
RPI Finance Trust Term Loan B4			Suburban Energy Finance Corp.
3.500% due 12/18/20 (Ê)	998	999	7.375% due 08/01/21	2,100	2,257
RR Donnelley & Sons Co.
6.000% due 04/01/24	1,700	1,764	5.750% due 03/01/25	1,555	1,609
Ryerson, Inc. / Joseph T Ryerson & Son,			Summit Materials LLC / Summit
Inc.			Materials Finance Corp.
9.000% due 10/15/17	2,920	2,973	10.500% due 01/31/20	1,811	1,979
			SunCoke Energy Partners, LP / SunCoke
Sabine Pass Liquefaction LLC			Energy Partners Finance Corp.
5.625% due 02/01/21	5,467	5,592	7.375% due 02/01/20 (Þ)	1,415	1,454
5.625% due 03/01/25 (Þ)	490	493	Suncoke Energy Partnership LP/FI Co.
Sage Products Holdings III, LLC 1st			7.375% due 02/01/20	810	832
Lien Term Loan B			Sungard Availability Services Capital,
5.000% due 12/13/19 (Ê)	1,172	1,186	Inc. 1st Lien Term Loan B
Scientific Games International, Inc.			6.000% due 03/31/19 (Ê)	1,485	1,352
6.250% due 09/01/20	3,780	2,750	Surgical Care Affiliates, Inc.

			See accompanying notes which are an integral part of the financial statements.

			Russell Global Opportunistic Credit Fund 263

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 04/01/23 (Þ)	1,920	1,963	8.250% due 05/22/22 (Ê)	1,910	1,604
TCH-2 Holdings LLC 1st Lien Term			Utility Services Associates, Inc. 1st Lien
Loan			Term Loan B
5.500% due 05/12/21 (Ê)	1,395	1,390	6.750% due 10/18/19 (Ê)	748	751
TCH-2 Holdings LLC 2nd Lien Term			Valeant Pharmaceuticals International,
Loan			Inc.
8.750% due 11/12/21 (Ê)	500	490	6.750% due 08/15/21 (Þ)	1,175	1,231
Tempur Sealy International, Inc.			Varsity Brands, Inc. 1st Lien Term Loan
6.875% due 12/15/20	2,920	3,110	6.000% due 12/11/21	1,247	1,260
Tenet Healthcare Corp.			Verdesion Life Sciences LLC Term Loan
4.375% due 10/01/21	3,000	2,962	6.000% due 07/01/20	1,974	1,974
TerraForm Power Operating LLC			Vertellus Specialties, Inc. Term Loan B
5.875% due 02/01/23 (Þ)	2,520	2,627	10.500% due 10/31/19 (Ê)	373	324
Tesoro Logistics, LP / Tesoro Logistics			ViaSat, Inc.
Finance Corp.			6.875% due 06/15/20	2,475	2,632
5.500% due 10/15/19 (Þ)	1,890	1,999	Vince, LLC 1st Lien Term Loan B
The Active Network, Inc. 1st Lien Term			5.750% due 11/27/19	357	357
Loan			Virgin Media Secured Finance PLC
5.500% due 11/15/20 (Ê)	1,240	1,241	6.000% due 04/15/21	251	405
Time, Inc.			Visant Corp. Term Loan
5.750% due 04/15/22 (Þ)	2,835	2,769	7.000% due 09/23/21 (Ê)	995	1,000
T-Mobile USA, Inc.			VWR Funding, Inc.
5.250% due 09/01/18	270	279	4.625% due 04/15/22 (Þ)	2,475	2,742
6.542% due 04/28/20	130	137	Walker & Dunlop, Inc. Term Loan B
6.633% due 04/28/21	1,015	1,071	5.250% due 12/20/20 (Ê)	1,211	1,214
6.000% due 03/01/23	1,805	1,839	Walter Investment Management Corp.
TMS International Corp.			7.875% due 12/15/21	1,805	1,615
7.625% due 10/15/21 (Þ)	2,420	2,420	Washington Inventory Service 2nd Lien
Tower Development Corp. Term Loan			Term Loan
6.750% due 01/02/17 (Å)	2,580	2,580	10.250% due 06/18/19	2,600	2,535
Toys "R" Us Property Co. I LLC Term			WESCO Distribution, Inc.
Loan B			5.375% due 12/15/21	1,590	1,622
6.000% due 08/21/19	1,739	1,645	West Corp.
TransDigm, Inc.			5.375% due 07/15/22 (Þ)	2,365	2,279
5.500% due 10/15/20	4,280	4,205	Whiting Petroleum Corp.
6.000% due 07/15/22	710	714	6.250% due 04/01/23 (Þ)	1,505	1,553
6.500% due 07/15/24	530	538	William Morris Endeavor Entertainment
Tronox Finance LLC			LLC Term Loan
6.375% due 08/15/20	1,675	1,641	5.250% due 05/06/21 (Ê)	1,489	1,491
TWCC Holding Corp. 2nd Lien Term			Windstream Corp.
Loan			7.750% due 10/01/21	575	565
7.000% due 06/26/20 (Ê)	1,000	935	7.500% due 04/01/23	620	587
Twin River Management Group, Inc.			WMG Acquisition Corp.
5.250% due 07/10/20	956	956	6.750% due 04/15/22 (Þ)	4,020	3,819
U.S. Renal Care, Inc. Term Loan			Series REGS
8.500% due 01/03/20 (Ê)	1,100	1,111	6.250% due 01/15/21	1,602	1,843
United Airlines, Inc. Term Loan B			World Endurance Holdings Term Loan
3.500% due 04/01/19	1,995	1,997	5.250% due 06/26/21 (Ê)	997	999
United Rentals NA, Inc.			Zayo Group LLC / Zayo Capital, Inc.
7.625% due 04/15/22	2,045	2,255	6.000% due 04/01/23 (Þ)	6,250	6,281
5.500% due 07/15/25	1,420	1,439	Zebra Technologies Corp.
Univision Communications, Inc.			7.250% due 10/15/22 (Þ)	3,440	3,715
6.750% due 09/15/22 (Þ)	104	112	Zebra Technologies Corp. Term Loan
5.125% due 05/15/23 (Þ)	3,420	3,458	4.750% due 10/27/21 (Ê)	3,420	3,459
US Foods, Inc.			ZF NA Capital, Inc.
8.500% due 06/30/19	11,970	12,613	4.500% due 04/29/22 (Å)	1,525	1,522
US Shipping Corp. Term Loan			4.750% due 04/29/25 (Å)	230	231
5.500% due 04/30/18	454	451			648,421
UTEX Industries, Inc. 1st Lien Term			Venezuela, Bolivarian Republic of - 1.6%
Loan B
5.000% due 05/22/21 (Ê)	1,191	1,124	Petroleos de Venezuela SA
UTEX Industries, Inc. 2nd Lien Term			9.000% due 11/17/21	5,000	2,437
Loan B			6.000% due 05/16/24	13,000	5,492

See accompanying notes which are an integral part of the financial statements.
264 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
	or Shares		$		or Shares			$
5.375% due 04/12/27		15,000	6,111	4.300% due 11/12/15 (Þ)	USD	1,000		1,001
9.750% due 05/17/35		2,000	976	Mexico - 0.2%
5.500% due 04/12/37		9,000	3,645	Mexican Bonos de Desarrollo Bond
Series REGS				Series M
5.250% due 04/12/17		5,500	3,217		MXN
8.500% due 11/02/17		4,000	3,094	6.000% due 06/18/15	71,037			4,648
Venezuela Government International				Ukraine - 0.1%
Bond				Ukraine Government International Bond
7.000% due 12/01/18		3,000	1,485	Series REGS
7.750% due 10/13/19		7,000	3,237	4.950% due 10/13/15	EUR	2,400		1,358
Series REGS				United Kingdom - 0.1%
12.750% due 08/23/22		1,000	547	The State Export-Import Bank of Ukraine
11.950% due 08/05/31		5,000	2,525	5.793% due 02/09/16	USD	6,067		2,673
			32,766	Ukreximbank Via Biz Finance PLC
Vietnam - 0.1%				Series REGS
Vietnam Government International Bond				8.375% due 07/27/15	USD	1,250		936
6.750% due 01/29/20 (Þ)		1,500	1,693					3,609
Virgin Islands, British - 0.2%				United States - 13.8%
Sinochem Overseas Capital Co., Ltd.				Russell U.S. Cash Management Fund		255,621,713	(8)	255,622
4.500% due 11/12/20 (Þ)		3,000	3,232	United States Treasury Bills
				0.015% due 06/04/15(ç)(~)(§)	USD	6,350		6,350
Total Long-Term Fixed Income				0.033% due 07/23/15 (~)(§)	USD	3,000		3,000
Investments				0.036% due 07/23/15 (~)(§)	USD	2,500		2,500
(cost $1,734,312)			1,687,943	0.038% due 07/23/15 (~)(§)	USD	3,000		3,000
				0.051% due 08/13/15 (~)(§)	USD	4,000		3,999
Common Stocks - 0.0%
United States - 0.0%								274,471
Educational Management(Æ)		4,460,190	141	Venezuela, Bolivarian Republic of - 0.1%
				Venezuela Government International
Total Common Stocks				Bond
				5.750% due 02/26/16	USD	2,000		1,700
(cost $327)			141	Total Short-Term Investments

Preferred Stocks - 0.0%				(cost $295,744)				294,443
United States - 0.0%
Education Management Corp.(Æ)		2,128	128	Total Investments 99.8%
				(identified cost $2,030,680)				1,982,655
Total Preferred Stocks
(cost $297)			128	Other Assets and Liabilities, Net
				- 0.2%				3,770
Warrants & Rights - 0.0%				Net Assets - 100.0%				1,986,425
United States - 0.0%
Educational Management Corp.(Æ)
2021 Warrants		1,564,221	—

Total Warrants & Rights
(cost $—)			—

Short-Term Investments - 14.8%
Colombia - 0.2%
Colombia Government International
Bond
12.000% due 10/22/15	COP	10,303,000	4,460
Hungary - 0.2%
Hungary Government International Bond
7.750% due 08/24/15	HUF	461,030	1,735
5.500% due 02/12/16	HUF	384,020	1,461
			3,169
Luxembourg - 0.1%
Gazprom OAO Via Gaz Capital SA

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 265

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.		04/13/15		4,340,000		100.00	4,340	4,297
FPC Holdings, Inc. 2nd Lien Term Loan		05/23/13		2,000,000		98.00	1,960	1,907
Gulfport Energy Corp.		04/16/15		1,875,000		102.20	1,916	1,908
INEOS Finance PLC		04/23/15	EUR	2,620,000		108.25	2,836	2,909
Jo-Ann Stores Holdings, Inc.		03/31/15		2,820,000		97.32	2,744	2,721
Kloeckner Pentablast of America, Inc.		04/21/15	EUR	1,250,000		107.38	1,342	1,419
Level 3 Financing, Inc.		04/14/15		2,215,000		100.15	2,218	2,209
Levi Strauss & Co.		04/20/15		2,100,000		100.11	2,102	2,099
Matterhorn Telecom Holding SA		04/15/15	EUR	740,000		106.83	791	826
Matterhorn Telecom SA		04/15/15	CHF	240,000		103.63	249	255
Matterhorn Telecom SA		04/15/15	EUR	1,215,000		106.83	1,298	1,342
Optima Specialty Steel, Inc.		01/20/15		3,700,000		100.00	3,700	3,700
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.		04/24/15		1,660,000		100.00	1,660	1,693
Sequa Corp.		12/18/13		2,095,000		100.17	2,099	1,451
SPCM SA		04/15/15	EUR	1,350,000		106.83	1,442	1,523
Tower Development Corp. Term Loan		10/29/14		2,580,000		99.25	2,561	2,580
ZF NA Capital, Inc.		04/24/15		1,525,000		100.29	1,529	1,522
ZF NA Capital, Inc.		04/24/15		230,000		99.02	228	231
								34,592
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
Australia 3 Year Bond Futures			804	AUD	89,894	06/15		(450)
United States 5 Year Treasury Note Futures			768	USD	92,262	06/15		691
United States Treasury Long Bond Futures			350	USD	55,858	06/15		30
Short Positions
United States 2 Year Treasury Note Futures			907	USD	198,874	06/15		(281)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(10)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	166		BRL	498	05/05/15		(1)
Bank of America	USD	1,840	MYR		6,755	05/13/15		51
Bank of America	USD	5,376		PLN	20,131	05/13/15		213
Bank of America	BRL	498		USD	160	05/05/15		(5)
Bank of America	CLP	513,491		USD	839	05/13/15		—
Bank of America	COP	8,491,978		USD	3,358	05/13/15		(205)
Bank of America	EUR	780		USD	846	05/13/15		(29)
Bank of America	IDR	131,908,000		USD	9,862	06/30/15		(195)
Bank of America	SGD	3,354		USD	2,482	05/13/15		(53)
Bank of America	TRY	456		USD	170	05/13/15		—
Bank of America	ZAR	9,316		USD	786	05/13/15		4
Barclays	USD	1,586		BRL	4,658	05/04/15		(40)
Barclays	USD	63		BRL	189	05/05/15		—
Barclays	USD	220		BRL	658	05/05/15		(1)
Barclays	USD	559		BRL	1,674	05/05/15		(4)
Barclays	USD	585		BRL	1,753	05/05/15		(4)

See accompanying notes which are an integral part of the financial statements.
266 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	630	BRL	1,840	05/05/15	(19)
Barclays	USD	927	BRL	2,715	05/05/15	(26)
Barclays	USD	1,280	EUR	1,175	05/13/15	39
Barclays	USD	1,630	IDR	21,149,100	05/13/15	(3)
Barclays	USD	3,314	INR	207,405	05/13/15	(58)
Barclays	USD	548	MXN	8,144	05/13/15	(18)
Barclays	USD	3,101	MYR	11,276	05/13/15	55
Barclays	USD	470	PEN	1,475	05/13/15	—
Barclays	USD	1,858	PEN	5,841	06/12/15	(3)
Barclays	USD	404	RON	1,645	05/13/15	14
Barclays	USD	2,717	RUB	151,221	05/13/15	211
Barclays	USD	376	SGD	497	05/13/15	—
Barclays	USD	1,750	SGD	2,322	05/13/15	4
Barclays	USD	2,420	SGD	3,295	05/13/15	70
Barclays	USD	780	THB	25,754	05/13/15	1
Barclays	USD	1,310	THB	42,731	05/13/15	(14)
Barclays	USD	3,415	TRY	9,115	05/04/15	(5)
Barclays	USD	980	TRY	2,611	05/13/15	(6)
Barclays	USD	3,599	TRY	9,301	05/13/15	(128)
Barclays	USD	1,057	ZAR	12,460	05/13/15	(11)
Barclays	USD	1,492	ZAR	17,743	05/13/15	(2)
Barclays	BRL	189	USD	59	05/05/15	(4)
Barclays	BRL	658	USD	210	05/05/15	(9)
Barclays	BRL	1,674	USD	540	05/05/15	(16)
Barclays	BRL	1,753	USD	570	05/05/15	(12)
Barclays	BRL	1,840	USD	615	05/05/15	4
Barclays	BRL	1,840	USD	624	06/02/15	19
Barclays	BRL	2,715	USD	918	06/02/15	26
Barclays	BRL	3,661	USD	1,206	06/02/15	3
Barclays	BRL	4,658	USD	1,570	06/02/15	39
Barclays	EUR	789	USD	840	05/13/15	(46)
Barclays	PHP	6,560	USD	148	05/13/15	1
Barclays	RON	1,807	USD	440	05/13/15	(19)
Barclays	THB	49,697	USD	1,523	05/13/15	16
Barclays	TRY	9,115	USD	3,406	05/13/15	5
Barclays	ZAR	17,743	USD	1,494	05/05/15	2
Citigroup	MYR	4,644	USD	1,271	05/11/15	(29)
HSBC	USD	597	NGN	155,229	03/09/16	84
JPMorgan Chase	USD	630	BRL	1,840	05/05/15	(19)
JPMorgan Chase	USD	1,279	MYR	4,644	05/11/15	21
JPMorgan Chase	USD	9,882	PLN	37,000	06/30/15	377
JPMorgan Chase	BRL	1,840	USD	615	05/05/15	4
JPMorgan Chase	BRL	1,840	USD	624	06/02/15	19
JPMorgan Chase	HUF	158,158	USD	570	05/13/15	(14)
JPMorgan Chase	MYR	4,644	USD	1,279	05/13/15	(21)
Standard Chartered	USD	630	BRL	1,840	05/05/15	(19)
Standard Chartered	USD	864	BRL	2,587	05/05/15	(6)
Standard Chartered	USD	170	HUF	46,634	05/13/15	2
Standard Chartered	USD	596	NGN	155,228	03/09/16	85
Standard Chartered	USD	597	NGN	155,228	03/09/16	84
Standard Chartered	USD	950	NGN	239,400	04/07/16	88
Standard Chartered	USD	1,202	PEN	3,779	06/12/15	(2)
Standard Chartered	USD	1,344	SGD	1,777	05/13/15	(1)
Standard Chartered	USD	222	THB	7,243	05/13/15	(2)
Standard Chartered	USD	700	TRY	1,863	05/13/15	(4)
Standard Chartered	BRL	1,840	USD	615	05/05/15	4
Standard Chartered	BRL	2,587	USD	840	05/05/15	(19)
Standard Chartered	BRL	348	USD	114	06/02/15	—
Standard Chartered	BRL	1,840	USD	624	06/02/15	19
Standard Chartered	HUF	1,568,460	USD	5,689	05/13/15	(105)
Standard Chartered	IDR	15,087,803	USD	1,156	05/13/15	(5)
Standard Chartered	SGD	1,201	USD	890	05/13/15	(18)

		See accompanying notes which are an integral part of the financial statements.

				Russell Global Opportunistic Credit Fund 267

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought		Settlement Date	$
Standard Chartered		ZAR		4,319	USD	364		05/13/15	2
State Street		CHF		240	USD	252		06/03/15	(5)
State Street		EUR		19,065	USD	20,260		05/13/15	(1,149)
State Street		EUR		156,964	USD	173,199		06/03/15	(3,114)
State Street		GBP		25,991	USD	39,957		06/03/15	69
UBS		USD		631	BRL	1,840		05/05/15	(20)
UBS		USD		1,550	MXN	23,799		05/13/15	—
UBS		USD		810	TRY	2,185		05/13/15	5
UBS		USD		2,482	TRY	6,776		05/13/15	46
UBS		BRL		1,840	USD	615		05/05/15	4
UBS		BRL		1,840	USD	625		06/02/15	20
UBS		EUR		575	USD	610		05/13/15	(36)
UBS		EUR		575	USD	610		05/13/15	(36)
UBS		EUR		1,566	USD	1,680		05/13/15	(77)
UBS		SGD		3,354	USD	2,482		05/13/15	(53)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									(3,980)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
						Fund (Pays)/
							Receives	Termination	Fair Value
Reference Entity	Counterparty				Notional Amount	Fixed Rate		Date	$
Markit CDX EM Index	Morgan Stanley			USD		63,000	5.000%	06/20/20	4,956
Markit CDX NA High Yield Index	Morgan Stanley			EUR		30,000	5.000%	06/20/20	3,721
Markit iTraxx Europe Crossover Index	Morgan Stanley			USD		62,000	1.000%	06/20/20	(5,442)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $1,944									3,235

Presentation of Portfolio Holdings

Amounts in thousands
				Fair Value
Portfolio Summary	Level 1			Level 2		Level 3		Total	% of Net Assets
Long-Term Fixed Income Investments
Argentina		—		18,612		—		18,612	0.9
Armenia		—		990		—		990	—*
Australia		—		895		—		895	—*
Azerbaijan		—		1,940		—		1,940	0.1
Belarus		—		1,824		—		1,824	0.1
Belgium		—		1,616		—		1,616	0.1
Brazil		—		51,330		—		51,330	2.6
Canada		—		38,313		—		38,313	1.9
Cayman Islands		—		5,200		—		5,200	0.3
Chile		—		10,344		—		10,344	0.5
China		—		8,163		—		8,163	0.4
Colombia		—		39,008		—		39,008	2.0
Costa Rica		—		5,933		—		5,933	0.3
Croatia		—		14,138		—		14,138	0.7
Cyprus		—		2,361		—		2,361	0.1
Dominican Republic		—		10,930		—		10,930	0.5
Egypt		—		9,337		—		9,337	0.5
See accompanying notes which are an integral part of the financial statements.
268 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary	Level 1		Level 2	Level 3	Total	% of Net Assets
El Salvador		—	7,799	—	7,799	0.4
Ethiopia		—	1,002	—	1,002	—*
France		—	36,337	—	36,337	1.8
Gabon		—	505	—	505	—*
Germany		—	17,670	—	17,670	0.9
Ghana		—	4,538	—	4,538	0.2
Honduras		—	3,211	—	3,211	0.2
Hong Kong		—	653	—	653	—*
Hungary		—	33,136	—	33,136	1.7
Indonesia		—	55,243	—	55,243	2.8
Iraq		—	2,587	—	2,587	0.1
Ireland		—	21,662	—	21,662	1.1
Israel		—	7,317	—	7,317	0.4
Italy		—	14,046	—	14,046	0.7
Ivory Coast		—	1,434	—	1,434	0.1
Jersey		—	7,422	—	7,422	0.4
Kazakhstan		—	15,237	—	15,237	0.8
Kenya		—	3,124	—	3,124	0.2
Lebanon		—	3,408	—	3,408	0.2
Lithuania		—	4,559	—	4,559	0.2
Luxembourg		—	78,447	—	78,447	3.9
Malaysia		—	29,884	—	29,884	1.5
Mexico		—	65,400	—	65,400	3.3
Mongolia		—	3,128	—	3,128	0.2
Morocco		—	2,365	—	2,365	0.1
Netherlands		—	45,189	—	45,189	2.3
Nigeria		—	2,061	—	2,061	0.1
Norway		—	3,531	—	3,531	0.2
Pakistan		—	12,965	—	12,965	0.7
Panama		—	10,727	—	10,727	0.5
Paraguay		—	5,558	—	5,558	0.3
Peru		—	7,202	—	7,202	0.4
Philippines		—	8,514	—	8,514	0.4
Poland		—	39,299	—	39,299	2.0
Romania		—	11,466	—	11,466	0.6
Russia		—	18,102	—	18,102	0.9
Serbia		—	7,236	—	7,236	0.4
Slovenia		—	4,608	—	4,608	0.2
South Africa		—	43,199	—	43,199	2.2
Sri Lanka		—	9,763	—	9,763	0.5
Thailand		—	22,434	—	22,434	1.1
Turkey		—	49,654	—	49,654	2.5
Ukraine		—	15,918	—	15,918	0.8
United Kingdom		—	43,357	—	43,357	2.2
United States		—	640,005	8,416	648,421	32.6
Venezuela, Bolivarian Republic of		—	32,766	—	32,766	1.6
Vietnam		—	1,693	—	1,693	0.1
			See accompanying notes which are an integral part of the financial statements.
					Russell Global Opportunistic Credit Fund 269

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Virgin Islands, British	—	3,232	—	3,232	0.2
Common Stocks	—	—	141	141	—*
Preferred Stocks	128	—	—	128	—*
Warrants & Rights	—	—	—	—	—*
Short-Term Investments	—	294,443	—	294,443	14.8
Total Investments	128	1,973,970	8,557	1,982,655	99.8
Other Assets and Liabilities, Net					0.2
					100.0

Other Financial Instruments
Futures Contracts	(10)	—	—	(10)	(—)*
Foreign Currency Exchange Contracts	(65)	(3,915)	—	(3,980)	(0.2)
Credit Default Swap Contracts	—	3,235	—	3,235	0.2
Total Other Financial Instruments**	$(75)	$(680)	$—	$(755)

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

270 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,710	$—
Variation margin on futures contracts*	—	—	721
Credit default swap contracts, at fair value	8,677	—	—
Total	$8,677	$1,710	$721

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	$—	$731
Unrealized depreciation on foreign currency exchange contracts	—	5,690	—
Credit default swap contracts, at fair value	5,442	—	—
Total	$5,442	$5,690	$731
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$1,825
Interest rate swap contracts	—	—	121
Credit default swap contracts	1,481	—	—
Foreign currency-related transactions**	—	21,990	—
Total	$1,481	$21,990	$1,946

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(590)
Credit default swap contracts	456	—	—
Foreign currency-related transactions***	—	(4,332)	—
Total	$456	$(4,332)	$(590)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 271

Russell Investment Company
Russell Global Opportunistic Credit Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
		Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$1,710	$—	$1,710
Futures Contracts	Variation margin on futures contracts	80	—	80
Credit Default Swap Contracts	Credit default swap contracts, at fair value	8,677	—	8,677
Total		$10,467	$—	$10,467

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$269	$269	$—	$—
Barclays	508	382	—	126
HSBC	84	—	—	84
JPMorgan Chase	419	44	—	375
Morgan Stanley	8,757	—	3,220	5,537
Standard Chartered	285	182	—	103
State Street	69	69	—	—
UBS	76	76	—	—
Total	$10,467	$1,022	$3,220	$6,225

See accompanying notes which are an integral part of the financial statements.

272 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
		Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$178	$—	$178
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	5,690	—	5,690
Credit Default Swap Contracts	Credit default swap contracts, at fair value	5,442	—	5,442
Total		$11,310	$—	$11,310

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$488	$269	$—	$219
Barclays	447	382	—	65
Citigroup	29	—	—	29
Goldman Sachs	137	—	137	—
JPMorgan Chase	55	44	—	11
Morgan Stanley	5,482	—	5,482	—
Standard Chartered	182	182	—	—
State Street	4,267	69	—	4,198
UBS	223	76	—	147
Total	$11,310	$1,022	$5,619	$4,669

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 273

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,030,680
Investments, at fair value(>)	1,982,655
Cash (restricted)(a)(b)	3,298
Foreign currency holdings(^)	9,786
Unrealized appreciation on foreign currency exchange contracts	1,710
Receivables:
Dividends and interest	24,703
Dividends from affiliated Russell funds	22
Investments sold	18,322
Fund shares sold	2,114
Foreign capital gains taxes recoverable	19
Variation margin on futures contracts	80
Prepaid expenses	15
Credit default swap contracts, at fair value(+)	8,677
Total assets	2,051,401

Liabilities
Payables:
Due to custodian	1,145
Due to broker (c)	3,220
Investments purchased	45,929
Fund shares redeemed	1,342
Accrued fees to affiliates	1,282
Other accrued expenses	77
Variation margin on futures contracts	178
Unfunded loan commitment	671
Unrealized depreciation on foreign currency exchange contracts	5,690
Credit default swap contracts, at fair value(+)	5,442
Total liabilities	64,976

Net Assets	$1,986,425

See accompanying notes which are an integral part of the financial statements.

274 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,197
Accumulated net realized gain (loss)	(16,581)
Unrealized appreciation (depreciation) on:
Investments	(48,025)
Futures contracts	(10)
Credit default swap contracts	1,291
Foreign currency-related transactions	(4,103)
Shares of beneficial interest	2,067
Additional paid-in capital	2,046,589
Net Assets	$1,986,425

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.58
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$9.95
Class A — Net assets	$5,494,344
Class A — Shares outstanding ($.01 par value)	573,489
Net asset value per share: Class C(#)	$9.54
Class C — Net assets	$11,073,217
Class C — Shares outstanding ($.01 par value)	1,160,790
Net asset value per share: Class E(#)	$9.60
Class E — Net assets	$38,717,753
Class E — Shares outstanding ($.01 par value)	4,034,624
Net asset value per share: Class S(#)	$9.61
Class S — Net assets	$ 1,251,706,301
Class S — Shares outstanding ($.01 par value)	130,259,344
Net asset value per share: Class Y(#)	$9.61
Class Y — Net assets	$679,433,205
Class Y — Shares outstanding ($.01 par value)	70,688,757
Amounts in thousands
(^) Foreign currency holdings - cost	$9,862
(+) Credit default swap contracts - premiums paid (received)	$1,944
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$255,622
(a) Cash Collateral for Futures	$3,160
(b) Cash Collateral for Swaps	$138
(g) Due to Broker for Swaps	$3,220
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 275

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3
Dividends from affiliated Russell funds	89
Interest	49,203
Less foreign taxes withheld	(346)
Total investment income	48,949

Expenses
Advisory fees	8,370
Administrative fees	398
Custodian fees	257
Distribution fees - Class A	7
Distribution fees - Class C	44
Transfer agent fees - Class A	5
Transfer agent fees - Class C	12
Transfer agent fees - Class E	31
Transfer agent fees - Class S	1,109
Transfer agent fees - Class Y	11
Professional fees	67
Registration fees	67
Shareholder servicing fees - Class C	14
Shareholder servicing fees - Class E	39
Trustees’ fees	19
Printing fees	107
Miscellaneous	28
Expenses before reductions	10,585
Expense reductions	(3,181)
Net expenses	7,404
Net investment income (loss)	41,545

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(38,725)
Futures contracts	1,825
Interest rate swap contracts	121
Credit default swap contracts	1,481
Foreign currency-related transactions	21,450
Net realized gain (loss)	(13,848)
Net change in unrealized appreciation (depreciation) on:
Investments	(20,823)
Futures contracts	(590)
Credit default swap contracts	456
Foreign currency-related transactions	(4,181)
Net change in unrealized appreciation (depreciation)	(25,138)
Net realized and unrealized gain (loss)	(38,986)
Net Increase (Decrease) in Net Assets from Operations	$2,559

See accompanying notes which are an integral part of the financial statements.

276 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,545	$69,201
Net realized gain (loss)	(13,848)	18,470
Net change in unrealized appreciation (depreciation)	(25,138)	(34,818)
Net increase (decrease) in net assets from operations	2,559	52,853

Distributions
From net investment income
Class A	(171)	(334)
Class C	(333)	(485)
Class E	(931)	(1,112)
Class S	(35,404)	(42,423)
Class Y	(16,407)	(20,283)
From net realized gain
Class A	(34)	(55)
Class C	(78)	(83)
Class E	(179)	(107)
Class S	(6,598)	(4,071)
Class Y	(2,809)	(2,113)
Net decrease in net assets from distributions	(62,944)	(71,066)

Share Transactions*
Net increase (decrease) in net assets from share transactions	457,944	665,009
Total Net Increase (Decrease) in Net Assets	397,559	646,796

Net Assets
Beginning of period	1,588,866	942,070
End of period	$1,986,425	$1,588,866
Undistributed (overdistributed) net investment income included in net assets	$5,197	$16,898

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 277

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	80	$764	211	$2,115
Proceeds from reinvestment of distributions	21	197	37	372
Payments for shares redeemed	(104)	(983)	(484)	(4,876)
Net increase (decrease)	(3)	(22)	(236)	(2,389)
Class C
Proceeds from shares sold	70	666	413	4,136
Proceeds from reinvestment of distributions	43	408	56	557
Payments for shares redeemed	(284)	(2,707)	(338)	(3,381)
Net increase (decrease)	(171)	(1,633)	131	1,312
Class E
Proceeds from shares sold	1,490	14,076	1,542	15,385
Proceeds from reinvestment of distributions	107	1,020	110	1,100
Payments for shares redeemed	(478)	(4,535)	(291)	(2,930)
Net increase (decrease)	1,119	10,561	1,361	13,555
Class S
Proceeds from shares sold	44,711	427,745	61,647	616,388
Proceeds from reinvestment of distributions	4,376	41,783	4,591	46,143
Payments for shares redeemed	(27,084)	(259,017)	(15,788)	(158,977)
Net increase (decrease)	22,003	210,511	50,450	503,554
Class Y
Proceeds from shares sold	28,348	271,614	18,461	184,356
Proceeds from reinvestment of distributions	2,012	19,216	2,228	22,396
Payments for shares redeemed	(5,484)	(52,303)	(5,754)	(57,775)
Net increase (decrease)	24,876	238,527	14,935	148,977
Total increase (decrease)	47,824	$457,944	66,641	$665,009

See accompanying notes which are an integral part of the financial statements.

278 Russell Global Opportunistic Credit Fund

(This page intentionally left blank)

Russell Investment Company
Russell Global Opportunistic Credit Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	9.97	.22	(.25)	(.03)	(.30)	(.06)
October 31, 2014	10.18	.46	(.15)	.31	(.45)	(.07)
October 31, 2013	10.47	.52	(.17)	.35	(.57)	(.07)
October 31, 2012	10.32	.58	.67	1.25	(1.10)	—
October 31, 2011	10.09	.57	(.25)	.32	(.09)	—(f)
October 31, 2010(3)	10.00	.03	.06	.09	—	—

Class C
April 30, 2015*	9.93	.19	(.26)	(.07)	(.26)	(.06)
October 31, 2014	10.14	.39	(.15)	.24	(.38)	(.07)
October 31, 2013	10.44	.42	(.15)	.27	(.50)	(.07)
October 31, 2012	10.25	.51	.67	1.18	(.99)	—
October 31, 2011	10.08	.48	(.23)	.25	(.08)	—(f)
October 31, 2010(3)	10.00	.02	.06	.08	—	—

Class E
April 30, 2015*	9.99	.22	(.25)	(.03)	(.30)	(.06)
October 31, 2014	10.20	.46	(.15)	.31	(.45)	(.07)
October 31, 2013	10.49	.52	(.17)	.35	(.57)	(.07)
October 31, 2012	10.32	.59	.67	1.26	(1.09)	—
October 31, 2011	10.09	.56	(.24)	.32	(.09)	—(f)
October 31, 2010(3)	10.00	.03	.06	.09	—	—

Class S
April 30, 2015*	10.00	.23	(.25)	(.02)	(.31)	(.06)
October 31, 2014	10.21	.49	(.15)	.34	(.48)	(.07)
October 31, 2013	10.50	.54	(.16)	.38	(.60)	(.07)
October 31, 2012	10.35	.62	.66	1.28	(1.13)	—
October 31, 2011	10.09	.58	(.22)	.36	(.10)	—(f)
October 31, 2010(3)	10.00	.03	.06	.09	—	—

Class Y
April 30, 2015*	10.00	.24	(.25)	(.01)	(.32)	(.06)
October 31, 2014	10.22	.50	(.17)	.33	(.48)	(.07)
October 31, 2013	10.51	.56	(.17)	.39	(.61)	(.07)
October 31, 2012	10.36	.63	.66	1.29	(1.14)	—
October 31, 2011	10.09	.58	(.21)	.37	(.10)	—(f)
October 31, 2010(3)	10.00	.03	.06	.09	—	—

See accompanying notes which are an integral part of the financial statements.

280 Russell Global Opportunistic Credit Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.36)	9.58	(.22)	5,494	1.56	1.15	4.69	77
(.52)	9.97	3.15	5,745	1.57	1.17	4.61	80
(.64)	10.18	3.48	8,273	1.59	1.20	5.12	85
(1.10)	10.47	13.09	8,857	1.57	1.20	5.67	109
(.09)	10.32	3.24	2,468	1.57	1.20	5.58	126
—	10.09	.90	234	1.88	1.51	3.13	4

(.32)	9.54	(.60)	11,073	2.31	1.90	3.94	77
(.45)	9.93	2.41	13,224	2.32	1.92	3.86	80
(.57)	10.14	2.65	12,184	2.34	1.95	4.34	85
(.99)	10.44	12.33	6,918	2.32	1.95	4.94	109
(.08)	10.25	2.51	3,432	2.32	1.95	4.78	126
—	10.08	.80	664	2.63	2.26	2.53	4

(.36)	9.60	(.22)	38,718	1.56	1.15	4.72	77
(.52)	9.99	3.16	29,115	1.57	1.17	4.59	80
(.64)	10.20	3.42	15,856	1.59	1.20	5.09	85
(1.09)	10.49	13.18	13,165	1.57	1.20	5.75	109
(.09)	10.32	3.22	14,029	1.57	1.20	5.53	126
—	10.09	.90	885	1.88	1.51	3.80	4

(.37)	9.61	(.10)	1,251,707	1.31	.90	4.95	77
(.55)	10.00	3.41	1,082,505	1.32	.92	4.86	80
(.67)	10.21	3.72	590,280	1.34	.95	5.33	85
(1.13)	10.50	13.37	457,523	1.32	.95	6.00	109
(.10)	10.35	3.57	412,737	1.32	.95	5.71	126
—	10.09	.90	247,804	1.63	1.26	3.58	4

(.38)	9.61	(.06)	679,433	1.12	.82	5.03	77
(.55)	10.00	3.39	458,277	1.12	.84	4.92	80
(.68)	10.22	3.76	315,477	1.14	.86	5.43	85
(1.14)	10.51	13.43	308,114	1.13	.85	6.11	109
(.10)	10.36	3.69	344,443	1.14	.86	5.73	126
—	10.09	.90	370,496	1.46	1.18	3.37	4

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 281

Russell Investment Company
Russell Strategic Bond Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,018.90	$1,019.93
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$4.91	$4.91

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,015.70	$1,016.22
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$8.65	$8.65
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.73%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,019.00	$1,019.93
	Expenses Paid During Period*	$4.91	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

282 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,020.60	$1,021.37
Expenses Paid During Period*	$3.46	$3.46

* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,020.10	$1,021.17
Expenses Paid During Period*	$3.66	$3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,021.10	$1,021.97
Expenses Paid During Period*	$2.86	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Strategic Bond Fund 283

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 85.4%			Series 2013-A Class A3
			0.920% due 07/15/21 (Þ)	4,055	4,054
Asset-Backed Securities - 9.6%			Asset Backed Securities Corp. Home
Access Group, Inc.			Equity Loan Trust
Series 2003-A Class A2			Series 2006-HE5 Class A5
1.220% due 07/01/38 (Ê)	1,651	1,621	0.414% due 07/25/36 (Ê)	8,729	7,277
Series 2004-2 Class A3			Ballyrock CLO LLC
0.467% due 10/25/24 (Ê)	3,700	3,497	Series 2014-1A Class A1
Accredited Mortgage Loan Trust			1.755% due 10/20/26 (Ê)(Þ)	670	670
Series 2006-1 Class A4			Bank of America Credit Card Trust
0.454% due 04/25/36 (Ê)	3,510	3,033	Series 2007-A1 Class A1
Series 2006-2 Class A4			5.170% due 06/15/19	9,150	9,807
0.415% due 09/25/36	9,855	8,236	Bank of The West Auto Trust
Ally Auto Receivables Trust			Series 2014-1 Class A3
Series 2012-1 Class A4			1.090% due 03/15/19 (Þ)	8,025	8,031
1.210% due 07/15/16	1,546	1,547	BMW Vehicle Owner Trust
Series 2012-3 Class A3			Series 2013-A Class A3
0.850% due 08/15/16	1,564	1,565	0.670% due 11/27/17	1,676	1,678
Series 2012-4 Class A3			BNC Mortgage Loan Trust
0.590% due 01/17/17	3,719	3,720	Series 2007-2 Class A5
Series 2012-5 Class A3			0.465% due 05/25/37	4,105	2,945
0.620% due 03/15/17	9,192	9,194	Brazos Higher Education Authority, Inc.
Series 2013-1 Class A3			Series 2010-1 Class A2
0.630% due 05/15/17	2,713	2,714	1.433% due 02/25/35 (Ê)	5,000	5,185
Series 2013-2 Class A2B			Cabela's Credit Card Master Note Trust
0.412% due 07/15/16 (Ê)	411	410	Series 2012-1A Class A2
Ally Master Owner Trust			0.712% due 02/18/20 (Ê)(Þ)	6,500	6,519
Series 2012-3 Class A1			Series 2014-1 Class A
0.882% due 06/15/17 (Ê)	1,600	1,601	0.532% due 03/16/20 (Ê)	1,820	1,820
Series 2013-1 Class A2			Capital Auto Receivables Asset Trust
1.000% due 02/15/18	3,395	3,401	Series 2013-1 Class B
Series 2014-2 Class A			1.290% due 04/20/18	900	900
0.552% due 01/16/18 (Ê)	6,220	6,220	Series 2013-3 Class A2
American Express Credit Account			1.040% due 11/21/16	5,514	5,518
Master Trust			Series 2013-4 Class A2
Series 2012-2 Class A			0.850% due 02/21/17	3,200	3,202
0.680% due 03/15/18	3,660	3,663	Series 2014-1 Class A2
Series 2012-3 Class A			0.960% due 04/20/17	3,420	3,424
0.332% due 03/15/18 (Ê)	1,630	1,630	CarFinance Capital Auto Trust
American Homes 4 Rent Trust			Series 2013-1A Class A
Series 2014-SFR2 Class A			1.650% due 07/17/17 (Þ)	263	263
3.786% due 10/17/36 (Þ)	3,719	3,896	Series 2014-1A Class A
American Money Management Corp.			1.460% due 12/17/18 (Þ)	5,032	5,024
1.680% due 07/27/26 (µ)(ƒ)(Þ)	3,250	3,240
AmeriCredit Automobile Receivables			CarMax Auto Owner Trust
			Series 2013-1 Class A3
Trust			0.600% due 10/16/17	1,528	1,528
Series 2012-3 Class B
1.590% due 07/10/17	1,720	1,723	CCG Receivables Trust
			Series 2013-1 Class A2
Series 2012-4 Class B			1.050% due 08/14/20 (Þ)	1,164	1,165
1.310% due 11/08/17	2,395	2,400
			Series 2014-1 Class A2
Series 2012-5 Class A3			1.060% due 11/15/21 (Þ)	2,714	2,714
0.620% due 06/08/17	1,404	1,404
			Centex Home Equity Loan Trust
Series 2014-1 Class A2			Series 2002-D Class AF4
0.570% due 07/10/17	3,280	3,279	5.210% due 11/25/28	97	97
Series 2014-2 Class A2A			Series 2006-A Class AV4
0.540% due 10/10/17	1,822	1,821	0.431% due 06/25/36 (Ê)	4,713	4,310
Series 2014-2 Class A2B			Chase Issuance Trust
0.460% due 10/10/17 (Ê)	6,069	6,065	Series 2012-A3 Class A3
AMMC CDO			0.790% due 06/15/17	11,985	11,990
Series 2015-16A Class A1			Series 2014-A1 Class A1
1.774% due 04/14/27 (Å)(Ê)	550	550	1.150% due 01/15/19	6,560	6,585
ARI Fleet Lease Trust			Chesapeake Funding LLC

See accompanying notes which are an integral part of the financial statements.

284 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-1A Class A			Exeter Automobile Receivables Trust
0.924% due 11/07/23 (Ê)(Þ)	1,462	1,463	Series 2013-1A Class A
Series 2014-1A Class A			1.290% due 10/16/17 (Þ)	460	460
0.598% due 03/07/26 (Ê)(Þ)	4,488	4,485	Fannie Mae Grantor Trust
Series 2014-1A Class C			Series 2003-T4 Class 2A5
1.378% due 03/07/26 (Ê)(Þ)	1,370	1,365	5.289% due 09/26/33	541	592
CIT Education Loan Trust			Federal Home Loan Mortgage Corp.
Series 2007-1 Class A			Structured Pass-Through Securities
0.357% due 03/25/42 (Ê)(Þ)	3,737	3,556	Series 2000-30 Class A5
Citibank Credit Card Issuance Trust			7.543% due 12/25/30	365	386
Series 2006-A7 Class A7			First Franklin Mortgage Loan Asset
0.331% due 12/17/18 (Ê)	11,480	11,452	Backed Certificates
Citigroup Mortgage Loan Trust, Inc.			Series 2006-FF18 Class A2B
Series 2007-WFH1 Class A3			0.291% due 12/25/37 (Ê)	9,168	6,082
0.331% due 01/25/37 (Ê)	2,789	2,737	First Investors Auto Owner Trust
Series 2007-WFH1 Class A4			Series 2014-3A Class A2
0.381% due 01/25/37 (Ê)	7,880	7,326	1.060% due 11/15/18 (Þ)	6,200	6,197
CNH Equipment Trust			Flatiron CLO, Ltd.
Series 2012-D Class A3			Series 2013-1A Class A1
0.650% due 04/16/18	525	525	1.670% due 01/17/26 (Ê)(Þ)	3,350	3,342
Conseco Finance Home Improvement			Ford Credit Auto Lease Trust
Loan Trust			Series 2014-A Class A2B
Series 2000-E Class M1			0.362% due 10/15/16 (Ê)	3,296	3,295
8.130% due 08/15/31	11	11	Ford Credit Auto Owner Trust
Conseco Finance Securitizations Corp.			Series 2011-B Class A4
Series 2001-4 Class A4			1.350% due 12/15/16	433	434
7.360% due 08/01/32	1,911	2,091	Series 2012-D Class A3
Conseco Financial Corp.			0.510% due 04/15/17	1,902	1,902
Series 1997-7 Class A6			Series 2013-A Class A3
6.760% due 07/15/28	180	185	0.550% due 07/15/17	1,773	1,773
Countrywide Asset-Backed Certificates			Series 2013-C Class A3
Series 2007-4 Class A2			0.820% due 12/15/17	5,654	5,662
5.530% due 04/25/47	1,694	1,761	Series 2014-A Class A2
Credit-Based Asset Servicing and			0.480% due 11/15/16	1,955	1,955
Securitization LLC			Ford Credit Floorplan Master Owner
Series 2003-CB6 Class M1			Trust
1.224% due 12/25/33 (Ê)	3,606	3,398	Series 2013-3 Class A2
CWABS Asset-Backed Certificates Trust			0.482% due 06/15/17 (Ê)	1,365	1,365
Series 2005-4 Class AF3			Green Tree Financial Corp.
4.456% due 10/25/35	30	30	Series 1994-1 Class A5
Discover Card Execution Note Trust			7.650% due 04/15/19	147	152
Series 2012-A3 Class A3			GSAA Trust
0.860% due 11/15/17	3,442	3,442	Series 2006-2 Class 2A3
Dryden 37 Senior Loan Fund			0.721% due 12/25/35 (Ê)	1,209	1,204
Series 2015-37A Class A			GSAMP Trust
1.816% due 04/15/27 (Ê)(Þ)	3,540	3,542	Series 2006-HE5 Class A2C
Dryden XXV Senior Loan Fund			0.331% due 08/25/36 (Ê)	6,318	5,500
Series 2012-25A Class A			Higher Education Funding I
1.655% due 01/15/25 (Ê)(Þ)	4,000	3,983	Series 2014-1 Class A
Eaton Vance CLO, Ltd.			1.311% due 05/25/34 (Ê)(Þ)	3,071	3,108
Series 2014-1A Class A			Home Equity Asset Trust
1.725% due 07/15/26 (Ê)(Þ)	1,300	1,298	Series 2006-4 Class 2A4
Education Loan Asset-Backed Trust I			0.461% due 08/25/36 (Ê)	3,729	3,140
Series 2013-1 Class B1			Honda Auto Receivables Owner Trust
1.174% due 11/25/33 (Ê)(Þ)	6,534	6,099	Series 2012-1 Class A4
Enterprise Fleet Financing LLC			0.970% due 04/16/18	4,083	4,084
Series 2013-2 Class A2			Series 2012-3 Class A4
1.060% due 03/20/19 (Þ)	4,378	4,383	0.740% due 10/15/18	2,535	2,537
Series 2014-1 Class A2			Series 2013-2 Class A3
0.870% due 09/20/19 (Þ)	1,743	1,743	0.530% due 02/16/17	5,613	5,614
EquiFirst Mortgage Loan Trust			HSBC Home Equity Loan Trust
Series 2003-2 Class M2			Series 2007-1 Class AS
2.731% due 09/25/33 (Ê)	1,627	1,541	0.381% due 03/20/36 (Ê)	3,486	3,454

			See accompanying notes which are an integral part of the financial statements.

				Russell Strategic Bond Fund 285

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HSI Asset Securitization Corp. Trust			MSCC Heloc Trust
Series 2007-WF1 Class 2A4			Series 2007-1 Class A
0.431% due 05/25/37 (Ê)	9,069	7,364	0.281% due 12/25/31 (Ê)	2,465	2,337
Hyundai Auto Receivables Trust			Navient Private Education Loan Trust
Series 2011-C Class A4			Series 2014-AA Class A2A
1.300% due 02/15/18	5,658	5,676	2.740% due 02/15/29 (Þ)	5,085	5,144
Series 2013-A Class A3			Navient Student Loan Trust
0.560% due 07/17/17	10,966	10,965	Series 2014-1 Class A3
Series 2013-B Class A3			0.658% due 06/25/31	6,465	6,445
0.710% due 09/15/17	7,656	7,664	Series 2014-2 Class A
Series 2013-B Class A4			0.814% due 03/25/43 (Ê)	6,206	6,153
1.010% due 02/15/19	6,375	6,389	Series 2014-3 Class A
Series 2014-A Class A3			0.794% due 03/25/43 (Ê)	6,309	6,251
0.790% due 07/16/18	2,775	2,777	Nelnet Student Loan Trust
IXIS Real Estate Capital Trust			Series 2014-4A Class A2
Series 2006-HE1 Class A3			1.121% due 11/25/43 (Ê)(Þ)	3,225	3,225
0.381% due 03/25/36 (Ê)	2,005	1,251	Nissan Auto Receivables Owner Trust
Series 2006-HE1 Class A4			Series 2011-B Class A4
0.481% due 03/25/36 (Ê)	5,445	3,485	1.240% due 01/16/18	8,217	8,231
Series 2006-HE2 Class A3			Panhandle-Plains Higher Education
0.341% due 08/25/36 (Ê)	696	323	Authority, Inc.
Series 2006-HE2 Class A4			Series 2011-1 Class A3
0.441% due 08/25/36 (Ê)	5,752	2,720	1.224% due 10/01/37 (Ê)	2,500	2,523
			Popular ABS Mortgage Pass-Through
JGWPT XXX LLC			Trust
Series 2013-3A Class A
4.080% due 01/17/73 (Þ)	2,174	2,298	Series 2006-C Class A4
			0.431% due 07/25/36 (Ê)	7,224	6,805
JGWPT XXXII LLC
Series 2014-2A Class A			Series 2006-D Class A3
3.610% due 01/17/73 (Þ)	2,561	2,638	0.441% due 11/25/46 (Ê)	5,455	4,745
JPMorgan Mortgage Acquisition Trust			Prestige Auto Receivables Trust
Series 2006-WF1 Class A4			Series 2013-1A Class A2
6.130% due 07/25/36	6,334	3,901	1.090% due 02/15/18 (Þ)	583	584
Series 2007-CH2 Class AV4			Series 2013-1A Class A3
0.331% due 01/25/37 (Ê)	10,370	9,075	1.330% due 05/15/19 (Þ)	3,055	3,062
Latitude CLO II Corp.			Series 2014-1A Class A3
Series 2006-2A Class A2			1.520% due 04/15/20 (Þ)	3,360	3,364
0.601% due 12/15/18 (Ê)(Þ)	1,059	1,054	Renaissance Home Equity Loan Trust
Lehman XS Trust			Series 2005-4 Class A3
Series 2006-9 Class A1B			5.565% due 02/25/36	124	121
0.341% due 05/25/46 (Ê)	921	779	Series 2006-1 Class AF3
Series 2006-13 Class 1A2			5.608% due 05/25/36	71	48
0.351% due 09/25/36 (Ê)	935	832	Series 2006-1 Class AF6
Series 2006-19 Class A2			5.746% due 05/25/36	1,613	1,153
0.351% due 12/25/36 (Ê)	1,336	1,105	Series 2006-2 Class AF2
M&T Bank Auto Receivables Trust			5.762% due 08/25/36	230	148
Series 2013-1A Class A3			Series 2007-1 Class AF2
1.060% due 11/15/17 (Þ)	5,593	5,608	5.512% due 04/25/37	4,649	2,474
Mastr Asset Backed Securities Trust			Series 2007-2 Class AF2
Series 2006-HE5 Class A3			5.675% due 06/25/37	1,427	730
0.341% due 11/25/36 (Ê)	4,063	2,774	Santander Drive Auto Receivables Trust
Series 2006-HE5 Class A4			Series 2013-1 Class A3
0.401% due 11/25/36 (Å)(Ê)	1,152	794	0.620% due 06/15/17	816	816
Series 2006-NC2 Class A4			Series 2013-1 Class B
0.331% due 08/25/36 (Ê)	11,783	6,224	1.160% due 01/15/19	2,836	2,840
Series 2006-NC3 Class A5			Series 2013-2 Class A3
0.391% due 10/25/36 (Ê)	7,067	4,519	0.700% due 09/15/17	7,858	7,857
Mercedes Benz Auto Lease Trust			Series 2013-3 Class A3
Series 2013-B Class A4			0.700% due 10/16/17	14,158	14,157
0.760% due 07/15/19	2,470	2,470	Series 2014-1 Class A2A
Mid-State Capital Corp. Trust			0.660% due 06/15/17	1,671	1,671
Series 2005-1 Class A			Series 2014-2 Class A3
5.745% due 01/15/40	2,004	2,156	0.800% due 04/16/18	6,218	6,216

See accompanying notes which are an integral part of the financial statements.

286 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-3 Class A2A			Series 2015-A3 Class A3
0.540% due 08/15/17	3,447	3,445	1.680% due 02/17/32 (Å)(Ê)	6,125	6,125
Series 2014-4 Class B			SoFi Professional Loan Program LLC
1.820% due 05/15/19	2,690	2,693	Series 2014-B Class A2
Scholar Funding Trust			2.550% due 08/27/29 (Þ)	5,369	5,433
Series 2012-B Class A2			Soundview Home Equity Loan Trust
1.282% due 03/28/46 (Ê)(Þ)	3,500	3,620	Series 2005-4 Class M2
Securitized Asset Backed Receivables			0.624% due 03/25/36	3,870	3,199
LLC Trust			Series 2006-EQ2 Class A3
Series 2007-BR4 Class A2B			0.341% due 01/25/37 (Ê)	9,669	6,665
0.374% due 05/25/37 (Ê)	6,854	4,531	Structured Asset Investment Loan Trust
Series 2007-BR5 Class A2A			Series 2006-2 Class A3
0.304% due 05/25/37 (Ê)	3,853	2,696	0.361% due 04/25/36 (Ê)	3,024	2,745
Series 2007-NC1 Class A2B			Structured Asset Securities Corp.
0.331% due 12/25/36 (Ê)	7,518	4,358	Mortgage Loan Trust
Series 2007-NC1 Class A2C			Series 2005-4XS Class 2A1A
0.391% due 12/25/36 (Ê)	1,867	1,091	1.929% due 03/25/35 (Ê)	1,360	1,356
SLM Private Education Loan Trust			Series 2006-BC6 Class A4
Series 2010-A Class 2A			0.351% due 01/25/37 (Ê)	4,740	3,953
3.432% due 05/16/44 (Ê)(Þ)	7,448	7,877	Series 2006-WF2 Class A3
SLM Student Loan Trust			0.331% due 07/25/36 (Ê)	1,010	1,006
Series 2004-8 Class B			Series 2006-WF3 Class A4
0.737% due 01/25/40 (Ê)	854	782	0.491% due 09/25/36 (Ê)	5,740	5,331
Series 2006-2 Class A6			Series 2007-BC1 Class A4
0.447% due 01/25/41 (Ê)	4,400	4,134	0.311% due 02/25/37 (Ê)	9,815	8,545
Series 2006-8 Class A6			Series 2007-BC3 Class 2A1
0.437% due 01/25/41 (Ê)	4,400	4,116	0.234% due 05/25/47 (Ê)	44	44
Series 2007-6 Class B			SunTrust Student Loan Trust
1.127% due 04/27/43 (Ê)	1,372	1,247	Series 2006-1A Class A4
Series 2008-2 Class B			0.469% due 10/28/37 (Ê)(Þ)	5,000	4,819
1.477% due 01/25/29 (Ê)	1,270	1,180	Synchrony Credit Card Master Note Trust
Series 2008-3 Class A3			Series 2014-1 Class A
1.277% due 10/25/21 (Ê)	5,445	5,525	1.610% due 11/15/20	3,425	3,435
Series 2008-3 Class B			Toyota Auto Receivables Owner Trust
1.477% due 04/25/29 (Ê)	1,270	1,181	Series 2013-A Class A3
Series 2008-4 Class B			0.550% due 01/17/17	2,599	2,599
2.127% due 04/25/29 (Ê)	1,290	1,255	Series 2014-C Class A2
Series 2008-5 Class B			0.510% due 02/15/17	3,400	3,401
2.127% due 07/25/29 (Ê)	1,290	1,308	Volkswagen Auto Loan Enhanced Trust
Series 2008-6 Class B			Series 2012-1 Class A3
2.127% due 07/25/29 (Ê)	1,290	1,298	0.850% due 08/22/16	932	933
Series 2008-7 Class A2			Series 2012-2 Class A3
0.777% due 10/25/17 (Ê)	4,880	4,884	0.460% due 01/20/17	4,487	4,486
0.605% due 09/25/26	5,248	5,231	World Financial Network Credit Card
Series 2008-7 Class B			Master Trust
2.127% due 07/25/29 (Ê)	1,295	1,300	Series 2014-A Class A
Series 2008-8 Class B			0.562% due 12/15/19 (Ê)	3,525	3,525
2.527% due 10/25/29 (Ê)	1,300	1,350	World Omni Auto Receivables Trust
			Series 2014-A Class A2
Series 2008-9 Class A			0.430% due 05/15/17	5,051	5,050
1.777% due 04/25/23 (Ê)	5,743	5,894	World Omni Automobile Lease
Series 2008-9 Class B			Securitization Trust
2.527% due 10/25/29 (Ê)	1,300	1,354	Series 2013-A Class A2A
Series 2013-4 Class A			0.730% due 05/16/16	3,880	3,882
0.724% due 06/25/27 (Ê)	2,882	2,891	World Omni Master Owner Trust
Small Business Administration			Series 2013-1 Class A
Participation Certificates			0.532% due 02/15/18 (Ê)(Þ)	7,075	7,072
Series 1997-20D Class 1
7.500% due 04/01/17	83	86			654,618
SMART Trust			Corporate Bonds and Notes - 19.1%
Series 2012-1USA Class A4A			21st Century Fox America, Inc.
2.010% due 12/14/17 (Þ)	3,925	3,956	4.500% due 02/15/21	3,080	3,407
SMB Private Education Loan Trust			3.000% due 09/15/22	2,250	2,277
			3M Co.

			See accompanying notes which are an integral part of the financial statements.

				Russell Strategic Bond Fund 287

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.625% due 06/15/19	6,050	6,058	Apollo Management Holdings, LP
Actavis, Inc.			4.000% due 05/30/24 (Þ)	3,615	3,698
4.625% due 10/01/42	350	348	Apple, Inc.
Advanced Micro Devices, Inc.			0.503% due 05/03/18 (Ê)	10,416	10,447
7.500% due 08/15/22	3,900	3,198	2.150% due 02/09/22	3,375	3,317
Aetna, Inc.			AT&T, Inc.
2.750% due 11/15/22	4,515	4,495	2.950% due 05/15/16	5,375	5,482
AIG Global Funding			1.700% due 06/01/17	4,440	4,464
1.650% due 12/15/17 (Þ)	2,455	2,466	2.450% due 06/30/20	2,725	2,722
Albemarle Corp.			3.000% due 06/30/22	2,425	2,409
4.150% due 12/01/24	3,190	3,283	3.400% due 05/15/25	7,675	7,594
5.450% due 12/01/44	2,820	2,988	4.750% due 05/15/46	2,405	2,351
Ally Financial, Inc.			Avaya, Inc.
2.750% due 01/30/17	6,900	6,876	9.000% due 04/01/19 (Þ)	4,600	4,749
Alterra USA Holdings, Ltd.			Axiall Corp.
7.200% due 04/14/17 (Þ)	2,005	2,174	4.875% due 05/15/23	5,155	5,207
Altria Group, Inc.			Bank of America Corp.
4.750% due 05/05/21	4,850	5,410	5.625% due 10/14/16	1,680	1,782
4.000% due 01/31/24	2,725	2,882	5.750% due 12/01/17	3,495	3,839
9.950% due 11/10/38	370	628	6.875% due 04/25/18	5,100	5,816
10.200% due 02/06/39	1,630	2,831	5.875% due 01/05/21	1,075	1,249
4.250% due 08/09/42	2,285	2,220	3.300% due 01/11/23	2,950	2,957
Amazon.com, Inc.			4.000% due 01/22/25	8,600	8,524
4.950% due 12/05/44	1,930	2,050	Series GMTN
American Airlines Pass-Through Trust			6.400% due 08/28/17	600	663
Series 2013-2 Class A			Series MTNL
4.950% due 01/15/23	5,272	5,754	5.650% due 05/01/18	3,500	3,870
Series 2014-1 Class B			Bank of America NA
4.375% due 10/01/22	2,280	2,365	0.727% due 11/14/16 (Ê)	10,200	10,212
Series A Class A			Series BKNT
5.250% due 01/31/21	1,856	2,014	0.551% due 06/15/16 (Ê)	3,100	3,089
American Express Co.			5.300% due 03/15/17	4,165	4,437
3.625% due 12/05/24	2,530	2,562	0.571% due 06/15/17 (Ê)	4,175	4,149
American Express Credit Corp.			6.100% due 06/15/17	2,000	2,171
2.375% due 03/24/17	2,740	2,811	1.650% due 03/26/18	2,955	2,959
American Honda Finance Corp.			Bayer US Finance LLC
0.771% due 10/07/16 (Ê)	5,875	5,902	2.375% due 10/08/19 (Þ)	6,945	7,048
American International Group, Inc.			BB&T Corp.
5.450% due 05/18/17	1,075	1,164	1.093% due 06/15/18	4,000	4,037
6.400% due 12/15/20	8,685	10,421	Bear Stearns Cos. LLC (The)
4.125% due 02/15/24	3,000	3,226	5.550% due 01/22/17	3,681	3,934
3.875% due 01/15/35	1,500	1,460	Bellsouth Capital Funding Corp.
4.375% due 01/15/55	2,950	2,863	7.875% due 02/15/30	2,680	3,572
8.175% due 05/15/58	1,350	1,870	BMW US Capital LLC Co.
American Tower Trust I			0.568% due 06/02/17 (Þ)	7,400	7,395
3.070% due 03/15/23 (Þ)	3,505	3,502	Boardwalk Pipelines, LP
Ameriprise Financial, Inc.			4.950% due 12/15/24	3,000	3,006
7.518% due 06/01/66	2,705	2,800	Boston Scientific Corp.
Amgen, Inc.			6.000% due 01/15/20	1,807	2,076
2.125% due 05/15/17	1,030	1,048	Bristol-Myers Squibb Co.
4.400% due 05/01/45	1,595	1,572	2.000% due 08/01/22	7,605	7,403
Anadarko Petroleum Corp.			Burlington Northern Santa Fe LLC
6.375% due 09/15/17	2,890	3,212	3.050% due 03/15/22	2,100	2,153
6.950% due 06/15/19	1,675	1,970	3.400% due 09/01/24	10,090	10,408
4.500% due 07/15/44	750	753	California Resources Corp.
Anheuser-Busch InBev Worldwide, Inc.			6.000% due 11/15/24	1,160	1,090
5.375% due 01/15/20	4,055	4,647	Capital One NA
Anthem, Inc.			Series BKNT
2.300% due 07/15/18	1,550	1,575	1.650% due 02/05/18	4,450	4,428
3.125% due 05/15/22	3,025	3,054	Caterpillar Financial Services Corp.
4.650% due 01/15/43	2,380	2,490	7.150% due 02/15/19	1,575	1,878

See accompanying notes which are an integral part of the financial statements.

288 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CBS Corp.			4.250% due 06/01/21	3,075	3,379
4.300% due 02/15/21	1,444	1,562	CVS Health Corp.
3.375% due 03/01/22	2,650	2,693	1.200% due 12/05/16	5,700	5,735
Celgene Corp.			Daimler Finance NA LLC
2.250% due 05/15/19	2,385	2,409	Series 144a
CF Industries, Inc.			0.615% due 03/10/17 (Ê)(Þ)	5,500	5,505
5.150% due 03/15/34	1,305	1,395	DaVita HealthCare Partners, Inc.
Chase Capital III			5.125% due 07/15/24	1,400	1,425
Series C			Delphi Corp.
0.812% due 03/01/27 (Æ)(Ê)	1,740	1,483	5.000% due 02/15/23	2,500	2,694
Chesapeake Energy Corp.			Delta Air Lines Pass Through Trust
3.525% due 04/15/19 (Ê)	2,850	2,736	Series 071A Class A
6.625% due 08/15/20	3,550	3,656	6.821% due 08/10/22	3,261	3,844
Chevron Corp.			Delta Air Lines Pass-Through Trust
1.104% due 12/05/17	1,745	1,747	Series 2002-1 Class G-1
2.355% due 12/05/22	3,450	3,412	6.718% due 01/02/23	2,796	3,244
3.191% due 06/24/23	2,750	2,845	DIRECTV Holdings LLC / DIRECTV
CHS/Community Health Systems, Inc.			Financing Co., Inc.
8.000% due 11/15/19	1,375	1,457	4.600% due 02/15/21	1,950	2,110
CIT Group, Inc.			4.450% due 04/01/24	4,465	4,713
5.000% due 05/15/17	3,450	3,571	Discover Financial Services
6.625% due 04/01/18 (Þ)	3,155	3,383	3.950% due 11/06/24	3,580	3,623
Citigroup, Inc.			DISH DBS Corp.
3.953% due 06/15/16	600	619	6.750% due 06/01/21	3,807	4,031
4.450% due 01/10/17	3,435	3,611	Dominion Resources, Inc.
6.000% due 08/15/17	1,500	1,645	4.450% due 03/15/21	3,075	3,396
6.125% due 11/21/17	7,695	8,534	Series B
			2.750% due 09/15/22	3,525	3,473
1.850% due 11/24/17	5,840	5,877	Duke Energy Corp.
1.800% due 02/05/18	8,155	8,169	3.050% due 08/15/22	6,450	6,583
8.500% due 05/22/19	1,195	1,479	Duke Energy Progress, Inc.
2.400% due 02/18/20	800	800	4.100% due 03/15/43	1,545	1,622
4.500% due 01/14/22	2,400	2,621	eBay, Inc.
0.812% due 08/25/36 (Ê)	2,250	1,774	0.479% due 07/28/17 (Ê)	5,290	5,202
CNA Financial Corp.			0.735% due 08/01/19 (Ê)	3,950	3,867
5.875% due 08/15/20	1,650	1,895	El Paso Natural Gas Co. LLC
7.250% due 11/15/23	1,850	2,277	7.500% due 11/15/26	1,425	1,773
Coca-Cola Enterprises, Inc.			Energy Transfer Partners, LP
2.000% due 08/19/16	858	871	4.050% due 03/15/25	1,500	1,500
Comcast Corp.			6.050% due 06/01/41	2,158	2,321
3.600% due 03/01/24	3,925	4,183	3.272% due 11/01/66 (Ê)	11,467	9,905
6.950% due 08/15/37	3,550	4,811	Enterprise Products Operating LLC
Commonwealth Edison Co.			5.250% due 01/31/20	4,800	5,417
5.800% due 03/15/18	1,745	1,962	5.950% due 02/01/41	3,625	4,213
Compass Bank			Series B
Series BKNT			7.034% due 01/15/68	2,730	2,959
6.400% due 10/01/17	4,950	5,423	Express Scripts Holding Co.
2.750% due 09/29/19	1,780	1,799	7.250% due 06/15/19	1,000	1,196
ConAgra Foods, Inc.			Exxon Mobil Corp.
4.950% due 08/15/20	4,425	4,840	0.311% due 03/15/17 (Ê)	8,250	8,250
ConocoPhillips Co.			Farmers Exchange Capital
2.875% due 11/15/21	3,560	3,655	7.200% due 07/15/48 (Þ)	1,100	1,430
Continental Airlines Pass-Through Trust			Farmers Exchange Capital II
Series 09-1			6.151% due 11/01/53 (Þ)	4,000	4,489
9.000% due 07/08/16	2,502	2,702	Farmers Exchange Capital III
Continental Resources, Inc.			5.454% due 10/15/54 (Þ)	2,460	2,591
4.900% due 06/01/44	750	698	Fifth Third Bank
Crown Castle Towers LLC			Series BKNT
4.174% due 08/15/17 (Þ)	3,880	4,035	2.875% due 10/01/21	2,900	2,927
6.113% due 01/15/20 (Þ)	3,610	4,113	First Chicago NBD Institutional Capital I
3.222% due 05/15/42 (Þ)	3,610	3,610	0.800% due 02/01/27 (Ê)	1,250	1,069
CSX Corp.			First Union Capital II

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 289

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series A			Series D
7.950% due 11/15/29 (Æ)	1,575	2,138	6.000% due 06/15/20	1,875	2,172
FirstEnergy Transmission, LLC			Series M
5.450% due 07/15/44	4,252	4,623	5.375% due 12/31/49 (Æ)(ƒ)	4,220	4,216
Ford Motor Credit Co. LLC			Great Plains Energy, Inc.
3.984% due 06/15/16	9,630	9,911	5.292% due 06/15/22	3,785	4,305
4.250% due 02/03/17	9,500	9,961	HCP, Inc.
3.000% due 06/12/17	2,800	2,879	6.300% due 09/15/16	2,700	2,882
2.145% due 01/09/18	6,395	6,453	4.250% due 11/15/23	2,600	2,711
2.459% due 03/27/20	3,000	2,995	Health Care REIT, Inc.
			6.125% due 04/15/20	2,740	3,180
1.054% due 01/17/17 (Ê)	15,200	15,218	4.950% due 01/15/21	650	722
Forest Laboratories, Inc.			5.250% due 01/15/22	2,500	2,792
4.875% due 02/15/21 (Þ)	5,965	6,537	6.500% due 03/15/41	1,415	1,829
FPL Energy Wind Funding LLC			Hewlett-Packard Co.
6.876% due 06/27/17 (Þ)	336	337	3.750% due 12/01/20	2,320	2,445
General Electric Capital Corp.			Honeywell International, Inc.
0.427% due 02/15/17 (Ê)	4,995	5,001	5.700% due 03/15/36	1,100	1,375
4.375% due 09/16/20	3,100	3,451	Hospira, Inc.
0.635% due 05/05/26 (Ê)	3,045	2,913	5.200% due 08/12/20	7,790	8,870
0.737% due 08/15/36 (Ê)	1,000	903	Howard Hughes Medical Institute
Series GMTN			3.500% due 09/01/23	1,640	1,734
0.926% due 07/12/16 (Ê)	5,570	5,609	HSBC USA, Inc.
1.250% due 05/15/17	11,190	11,270	2.625% due 09/24/18	5,875	6,043
4.625% due 01/07/21	16,100	18,082	Indiantown Cogeneration, LP
3.100% due 01/09/23	2,370	2,454	Series A-10
6.150% due 08/07/37	2,035	2,723	9.770% due 12/15/20	1,434	1,642
			Innovation Ventures LLC / Innovation
Series MTNA			Ventures Finance Corp.
6.750% due 03/15/32	2,975	4,091	9.500% due 08/15/19 (Þ)	3,700	3,811
General Electric Co.
5.250% due 12/06/17	3,805	4,192	International Business Machines Corp.
			0.445% due 02/06/18 (Ê)	2,285	2,286
2.700% due 10/09/22	4,725	4,793	IPALCO Enterprises, Inc.
4.500% due 03/11/44	2,015	2,212	5.000% due 05/01/18	3,500	3,727
General Mills, Inc.			JetBlue Airways Pass Through Trust
1.400% due 10/20/17	1,470	1,472	Series 04-2 Class G-2
2.200% due 10/21/19	1,875	1,889	0.708% due 11/15/16 (Ê)	4,039	3,973
General Motors Co.			JM Smucker Co. (The)
4.875% due 10/02/23	6,115	6,623	2.500% due 03/15/20 (Þ)	3,070	3,091
5.000% due 04/01/35	2,955	3,080	Johnson & Johnson
6.250% due 10/02/43	1,655	1,975	0.332% due 11/28/16 (Ê)	7,190	7,195
General Motors Financial Co., Inc.			JPMorgan Chase & Co.
3.450% due 04/10/22	1,500	1,490	6.300% due 04/23/19	3,050	3,522
Georgia-Pacific LLC			4.350% due 08/15/21	2,900	3,171
3.600% due 03/01/25 (Þ)	2,175	2,219	3.375% due 05/01/23	1,325	1,322
8.875% due 05/15/31	2,910	4,374	3.875% due 09/10/24	2,815	2,843
Gilead Sciences, Inc.			JPMorgan Chase Bank NA
3.500% due 02/01/25	1,840	1,908	Series BKNT
4.500% due 02/01/45	2,300	2,423	5.875% due 06/13/16	240	253
Goldman Sachs Capital I			6.000% due 10/01/17	7,900	8,731
6.345% due 02/15/34 (Æ)	3,225	3,884	JPMorgan Chase Capital XIII
Goldman Sachs Group, Inc. (The)			Series M
5.750% due 10/01/16	1,338	1,424	1.223% due 09/30/34 (Æ)(Ê)	3,530	2,983
6.250% due 09/01/17	5,310	5,866	JPMorgan Chase Capital XXI
2.600% due 04/23/20	3,035	3,048	Series U
5.750% due 01/24/22	3,985	4,625	1.205% due 02/02/37 (Æ)(Ê)	455	383
3.625% due 01/22/23	650	667	JPMorgan Chase Capital XXIII
1.861% due 11/29/23 (Ê)	4,455	4,537	1.257% due 05/15/47 (Æ)(Ê)	8,880	7,159
3.500% due 01/23/25	990	990	Kinder Morgan, Inc.
6.750% due 10/01/37	3,137	3,940	3.050% due 12/01/19	2,260	2,282
4.800% due 07/08/44	1,655	1,759	4.300% due 06/01/25	3,360	3,407
			KKR Group Finance Co. III LLC

See accompanying notes which are an integral part of the financial statements.

290 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.125% due 06/01/44 (Þ)	5,455	5,557	Oncor Electric Delivery Co. LLC
Life Technologies Corp.			6.800% due 09/01/18	7,750	9,025
6.000% due 03/01/20	2,758	3,173	7.000% due 09/01/22	1,275	1,623
Lorillard Tobacco Co.			Oracle Corp.
3.750% due 05/20/23	4,500	4,571	2.250% due 10/08/19	3,112	3,161
Manufacturers & Traders Trust Co.			2.500% due 05/15/22	4,935	4,905
Series BKNT			3.900% due 05/15/35	5,755	5,668
1.400% due 07/25/17	5,600	5,610	O'Reilly Automotive, Inc.
McKesson Corp.			3.800% due 09/01/22	1,430	1,483
2.284% due 03/15/19	1,825	1,845	PACCAR Financial Corp.
Medco Health Solutions, Inc.			0.454% due 06/06/17 (Ê)	1,000	1,000
4.125% due 09/15/20	2,027	2,186	Panhandle Eastern Pipe Line Co., LP
Medtronic, Inc.			8.125% due 06/01/19	3,542	4,257
2.500% due 03/15/20 (Þ)	615	628	Penske Truck Leasing Co. Lp / PTL
3.150% due 03/15/22 (Þ)	2,960	3,058	Finance Corp.
3.500% due 03/15/25 (Þ)	4,160	4,302	3.050% due 01/09/20 (Þ)	2,500	2,544
4.625% due 03/15/45 (Þ)	3,180	3,425	Pfizer, Inc.
Merck & Co., Inc.			0.407% due 05/15/17 (Ê)	5,095	5,095
0.616% due 05/18/18 (Ê)	10,425	10,472	0.571% due 06/15/18 (Ê)	1,448	1,451
2.350% due 02/10/22	4,500	4,477	6.200% due 03/15/19	2,345	2,729
MetLife, Inc.			Philip Morris International, Inc.
10.750% due 08/01/39	4,800	8,040	2.900% due 11/15/21	5,575	5,719
4.125% due 08/13/42	370	373	3.250% due 11/10/24	3,425	3,488
Microsoft Corp.			Plains All American Pipeline, LP / PAA
3.750% due 02/12/45	2,000	1,895	Finance Corp.
Mirant Mid-Atlantic Pass-Through Trust			2.850% due 01/31/23	850	822
Series B			PNC Bank NA
9.125% due 06/30/17	1,281	1,361	Series BKNT
Monongahela Power Co.			2.700% due 11/01/22	5,180	5,128
4.100% due 04/15/24 (Þ)	1,815	1,952	PNC Funding Corp.
5.400% due 12/15/43 (Þ)	1,850	2,210	3.300% due 03/08/22	8,530	8,891
Morgan Stanley			Procter & Gamble Co. (The)
5.750% due 10/18/16	1,500	1,598	1.450% due 08/15/16	250	253
5.550% due 04/27/17	2,450	2,642	0.332% due 11/04/16 (Ê)	3,615	3,616
3.950% due 04/23/27	3,765	3,696	Progress Energy, Inc.
4.300% due 01/27/45	4,020	3,953	7.050% due 03/15/19	1,000	1,188
Series GMTN			3.150% due 04/01/22	3,750	3,842
5.450% due 01/09/17	2,425	2,586	Prudential Financial, Inc.
6.625% due 04/01/18	4,905	5,557	3.500% due 05/15/24	3,375	3,452
5.500% due 07/24/20	1,500	1,708	5.625% due 06/15/43	2,550	2,722
Series J			Public Service Co. of New Mexico
5.550% due 12/31/49 (ƒ)	4,220	4,241	7.950% due 05/15/18	3,320	3,900
Mutual of Omaha Insurance Co.			Quebecor World Capital Corp.
4.297% due 07/15/54 (Þ)	3,075	3,148	4.875% due 01/02/49 (Ø)	625	—
National City Bank			6.125% due 11/15/49 (Ø)	1,955	—
Series BKNT			QVC, Inc.
0.634% due 06/07/17 (Ê)	3,075	3,060	4.375% due 03/15/23	5,765	5,829
National Rural Utilities Cooperative			5.450% due 08/15/34	2,040	1,969
Finance Corp.			Rayonier AM Products, Inc.
2.300% due 11/15/19	5,805	5,900	5.500% due 06/01/24 (Þ)	3,360	2,957
New York Life Global Funding			Reliance Standard Life Global Funding
1.450% due 12/15/17 (Þ)	6,090	6,127	II
NiSource Finance Corp.			2.500% due 01/15/20 (Þ)	3,285	3,299
6.400% due 03/15/18	2,180	2,474	Republic Services, Inc.
Nissan Motor Acceptance Corp.			5.250% due 11/15/21	1,850	2,111
0.812% due 03/03/17 (Ê)(Þ)	4,430	4,442	3.550% due 06/01/22	7,850	8,127
Noble Energy, Inc.			Reynolds American, Inc.
3.900% due 11/15/24	1,000	1,024	6.750% due 06/15/17	3,400	3,757
Norfolk Southern Corp.			4.850% due 09/15/23	1,275	1,401
3.000% due 04/01/22	1,675	1,706	Roche Holdings, Inc.
NVR, Inc.			2.875% due 09/29/21 (Þ)	3,375	3,469
3.950% due 09/15/22	3,700	3,838	Rockwood Specialties Group, Inc.
			See accompanying notes which are an integral part of the financial statements.
				Russell Strategic Bond Fund 291

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.625% due 10/15/20	4,865	5,072	3.000% due 11/01/21	4,000	4,047
Sabine Pass LNG, LP			3.500% due 11/01/21	6,625	6,897
7.500% due 11/30/16	385	411	5.050% due 03/15/34	20,319	21,689
Series 144a			4.272% due 01/15/36 (Þ)	5,920	5,693
7.500% due 11/30/16 (Þ)	2,900	3,092	6.550% due 09/15/43	463	579
Samsung Electronics America, Inc.			4.862% due 08/21/46	1,000	1,008
1.750% due 04/10/17 (Þ)	3,160	3,181	4.672% due 03/15/55 (Þ)	4,487	4,200
SL Green Realty Corp			Series FRN
7.750% due 03/15/20	3,000	3,623	1.801% due 09/15/16 (Ê)	7,020	7,127
Southern Copper Corp.			Viacom, Inc.
5.875% due 04/23/45	2,960	2,911	3.125% due 06/15/22	2,375	2,345
Spectra Energy Partners, LP			Wachovia Capital Trust III
3.500% due 03/15/25	3,330	3,330	5.570% due 03/29/49 (Æ)(Ê)(ƒ)	3,440	3,427
Sprint Capital Corp.			Wachovia Corp.
8.750% due 03/15/32	8,565	8,779	0.541% due 06/15/17 (Ê)	5,495	5,485
Sprint Communications, Inc.			Walgreens Boots Alliance, Inc.
9.000% due 11/15/18 (Þ)	2,000	2,276	3.800% due 11/18/24	1,700	1,743
Symantec Corp.			4.800% due 11/18/44	1,370	1,420
2.750% due 06/15/17	1,480	1,506	Wal-Mart Stores, Inc.
Sysco Corp.			6.500% due 08/15/37	2,030	2,779
1.450% due 10/02/17	1,750	1,762	Walt Disney Co. (The)
Time Warner Cable, Inc.			2.750% due 08/16/21	1,325	1,374
8.250% due 04/01/19	2,000	2,336	Wells Fargo & Co.
5.000% due 02/01/20	1,205	1,273	0.531% due 06/02/17	16,500	16,499
6.550% due 05/01/37	3,864	4,001	3.500% due 03/08/22	7,390	7,744
7.300% due 07/01/38	2,727	3,021	4.125% due 08/15/23	3,350	3,562
Time Warner Entertainment Co., LP			4.100% due 06/03/26	3,415	3,540
8.375% due 03/15/23	1,000	1,227	3.900% due 05/01/45	5,520	5,348
Time Warner, Inc.			Williams Cos., Inc. (The)
5.875% due 11/15/16	3,800	4,077	7.875% due 09/01/21	458	528
Toyota Motor Credit Corp.			Williams Partners, LP
0.451% due 02/16/17 (Ê)	10,210	10,212	4.300% due 03/04/24	1,205	1,230
1.450% due 01/12/18	2,210	2,224	5.100% due 09/15/45	5,775	5,427
UAL Pass-Through Trust			Williams Partners, LP / Williams
Series 09-1			Partners Finance Corp.
10.400% due 11/01/16	191	209	7.250% due 02/01/17	2,765	3,025
United Technologies Corp.			Wm Wrigley Jr Co.
3.100% due 06/01/22	3,550	3,673	2.000% due 10/20/17 (Þ)	5,355	5,426
UnitedHealth Group, Inc.			ZFS Finance USA Trust II
3.875% due 10/15/20	2,640	2,879	6.450% due 12/15/65 (Þ)	4,650	4,841
2.875% due 12/15/21	3,375	3,449	ZFS Finance USA Trust V
Unum Group			6.500% due 05/09/37 (Þ)	11,829	12,539
4.000% due 03/15/24	3,410	3,550	Zimmer Holdings, Inc.
US Airways Pass-Through Trust			3.550% due 04/01/25	4,075	4,083
Series 2012-1 Class A					1,305,900
5.900% due 10/01/24	2,882	3,293	International Debt - 6.4%
Series A Class A			Abbey National Treasury Services PLC
7.125% due 10/22/23	2,679	3,174	2.350% due 09/10/19	3,250	3,291
US Bank NA			ABN Amro Bank NV
Series BKNT			1.079% due 10/28/16 (Ê)(Þ)	2,320	2,334
0.467% due 09/11/17 (Ê)	4,800	4,798
1.375% due 09/11/17	2,400	2,412	Actavis Funding SCS
			3.000% due 03/12/20	1,460	1,485
USF&G Capital III			3.450% due 03/15/22	5,075	5,156
8.312% due 07/01/46 (Þ)	2,244	3,385	3.800% due 03/15/25	2,220	2,244
Ventas Realty LP/CAP CRP
2.000% due 02/15/18	1,400	1,415	ArcelorMittal
			5.250% due 02/25/17	2,410	2,507
Verizon Communications, Inc.			7.500% due 03/01/41	3,468	3,546
2.500% due 09/15/16	549	561
0.664% due 06/09/17 (Ê)	661	660	AWAS Aviation Capital, Ltd.
1.350% due 06/09/17	5,620	5,617	7.000% due 10/17/16 (Þ)	2,158	2,196
			Baidu, Inc.
2.021% due 09/14/18 (Ê)	600	623	3.250% due 08/06/18	2,685	2,782
3.650% due 09/14/18	4,270	4,522
See accompanying notes which are an integral part of the financial statements.
292 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Banco do Brasil SA				Ensco PLC
9.000% due 12/29/49 (ƒ)(Þ)		2,890	2,673	5.750% due 10/01/44		3,205	3,162
Bank of Montreal				General Electric Capital Corp.
0.631% due 04/10/18 (Ê)		800	801	5.500% due 09/15/67	EUR	900	1,104
Bank of Nova Scotia				GlaxoSmithKline Capital PLC
Series YCD				1.500% due 05/08/17		1,490	1,507
0.446% due 05/09/16 (Ê)(~)		6,495	6,492	Global SC Finance SRL
Barclays PLC				3.090% due 07/17/29		3,501	3,512
2.000% due 03/16/18		4,475	4,494	Government of the Cayman Islands
2.750% due 11/08/19		3,660	3,702	5.950% due 11/24/19 (Þ)		1,185	1,354
Barrick Gold Corp.				Granite Master Issuer PLC
4.100% due 05/01/23		3,959	3,907	Series 2007-1 Class 2A1
BAT International Finance PLC				0.321% due 12/20/54 (Ê)		2,018	2,006
2.125% due 06/07/17 (Þ)		6,527	6,628	Grupo Bimbo, SAB. de CV
Berkshire Hathaway, Inc.				4.875% due 06/27/44		2,200	2,149
0.750% due 03/16/23	EUR	1,010	1,112	HBOS PLC
1.125% due 03/16/27	EUR	2,810	3,045	Series GMTN
BP Capital Markets PLC				6.750% due 05/21/18 (Þ)		9,920	11,088
0.676% due 11/07/16 (Ê)		3,800	3,807	HSBC Holdings PLC
2.315% due 02/13/20		1,370	1,389	6.375% due 12/31/49 (ƒ)		2,440	2,519
3.506% due 03/17/25		9,845	10,026	Hutchison Whampoa International 14,
BPCE SA				Ltd.
0.826% due 11/18/16 (Ê)		4,000	4,007	3.625% due 10/31/24 (Þ)		2,475	2,518
4.000% due 04/15/24		2,485	2,611	ING Bank NV
				3.750% due 03/07/17 (Þ)		2,125	2,219
Braskem Finance, Ltd.				4.125% due 11/21/23		2,000	2,077
6.450% due 02/03/24		3,050	3,069
Brazilian Government International Bond				Intelsat Jackson Holdings SA
4.250% due 01/07/25		2,700	2,662	5.500% due 08/01/23		5,960	5,610
British Sky Broadcasting Group PLC				Intesa Sanpaolo SpA
3.750% due 09/16/24		3,401	3,467	2.375% due 01/13/17		3,405	3,439
British Telecommunications PLC				5.017% due 06/26/24 (Þ)		2,540	2,559
2.350% due 02/14/19		915	930	KFW
Canadian Imperial Bank of Commerce				4.000% due 01/27/20		8,525	9,495
0.437% due 02/21/17		8,000	7,980	Kinder Morgan, Inc.
Canadian Pacific Railway Co.				1.500% due 03/16/22	EUR	950	1,063
7.250% due 05/15/19		2,500	2,980	Limerock CLO II, Ltd.
CDP Financial, Inc.				Series 2014-2A Class A
5.600% due 11/25/39 (Þ)		2,000	2,594	1.775% due 04/18/26 (Ê)(Þ)		3,540	3,540
Coca Cola Enterprises				Lloyds Bank PLC
2.375% due 05/07/25	EUR	2,475	2,958	2.300% due 11/27/18		2,695	2,743
Colombia Government International				Lloyds Banking Group PLC
Bond				7.500% due 12/31/49 (Æ)(ƒ)		4,380	4,676
4.375% due 07/12/21		1,535	1,629	Macquarie Bank, Ltd.
Cooperatieve Centrale Raiffeisen-				0.907% due 10/27/17 (Ê)(Þ)		3,000	3,000
Boerenleenbank BA				Magnetite XII, Ltd.
4.625% due 12/01/23		7,075	7,608	Series 2015-12A Class A
Corp. Andina de Fomento				1.817% due 04/15/27 (Ê)(Þ)		1,500	1,501
4.375% due 06/15/22		2,486	2,729	Marfrig Overseas, Ltd.
Credit Suisse				9.500% due 05/04/20 (Þ)		4,200	4,105
0.717% due 05/26/17 (ƒ)		2,200	2,199	Morgan Stanley
1.750% due 01/29/18		5,195	5,207	1.750% due 01/30/25	EUR	1,705	1,949
6.000% due 02/15/18		690	764	Nexen Energy ULC
Credit Suisse NY				6.200% due 07/30/19		1,775	2,023
3.000% due 10/29/21		1,200	1,216	Nokia OYJ
Deutsche Bank AG				6.625% due 05/15/39		4,411	5,271
1.875% due 02/13/18		4,460	4,471	Nomura Holdings Inc.
4.500% due 04/01/25		3,285	3,216	2.000% due 09/13/16		4,385	4,427
Deutsche Telekom International Finance				NOVA Chemicals Corp.
BV				5.250% due 08/01/23 (Þ)		5,265	5,541
2.250% due 03/06/17 (Þ)		6,590	6,702	Paragon Offshore PLC
Electricite de France SA				7.250% due 08/15/24 (Þ)		4,565	1,894
4.875% due 01/22/44 (Þ)		3,415	3,713	Peruvian Government International Bond

				See accompanying notes which are an integral part of the financial statements.
						Russell Strategic Bond Fund 293

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
6.550% due 03/14/37		675	894	Teva Pharmaceutical Finance Co. BV
Petrobras Global Finance BV				3.650% due 11/10/21	1,180	1,229
6.250% due 03/17/24		3,155	3,135	Toronto-Dominion Bank (The)
Petroleos de Venezuela SA				0.724% due 09/09/16 (Ê)	10,885	10,929
6.000% due 11/15/26		16,285	6,758	Total Capital Canada, Ltd.
5.375% due 04/12/27		2,030	827	2.750% due 07/15/23	2,680	2,658
Petroleos Mexicanos				Total Capital International SA
4.875% due 01/24/22		2,125	2,247	1.000% due 08/12/16	10,485	10,529
4.500% due 01/23/26 (Þ)		2,875	2,918	Total Capital SA
5.625% due 01/23/46 (Þ)		2,465	2,470	2.125% due 08/10/18	3,300	3,375
Philip Morris International, Inc.				Trade MAPS 1, Ltd.
Series EMTn				Series 2013-1A Class A
2.875% due 03/03/26	EUR	3,900	5,054	0.881% due 12/10/18 (Ê)(Þ)	6,410	6,408
Philippine Government International				TransCanada PipeLines, Ltd.
Bond				3.800% due 10/01/20	1,900	2,035
4.200% due 01/21/24		2,200	2,464	Transocean, Inc.
Poland Government International Bond				3.000% due 10/15/17	3,655	3,527
5.125% due 04/21/21		1,250	1,427	4.300% due 10/15/22	3,400	2,597
Province of Ontario Canada				Turkey Government International Bond
3.200% due 05/16/24		2,750	2,932	5.750% due 03/22/24	3,015	3,323
Province of Quebec Canada				Tyco Electronics Group SA
3.500% due 07/29/20		465	504	6.550% due 10/01/17	2,425	2,707
2.625% due 02/13/23		550	563	UBS AG
Rabobank Nederland				1.800% due 03/26/18	7,525	7,545
11.000% due 06/29/49 (ƒ)(Þ)		4,813	6,185	Series BKNT
Rio Tinto Finance USA PLC				5.750% due 04/25/18	940	1,052
1.375% due 06/17/16		2,110	2,120	Vale Overseas, Ltd.
Royal Bank of Canada				8.250% due 01/17/34	1,960	2,245
Series GMTn				Validus Holdings, Ltd.
0.536% due 10/13/17 (Ê)		3,489	3,488	8.875% due 01/26/40	1,993	2,742
Royal Bank of Scotland Group PLC				Vodafone Group PLC
5.125% due 05/28/24		2,960	3,057	1.625% due 03/20/17	3,525	3,555
Royal Bank of Scotland PLC				Voya CLO, Ltd.
9.500% due 03/16/22		2,825	3,171	Series 2014-4A Class A1
Saudi Electricity Global Sukuk Co. 2				1.777% due 10/14/26 (Ê)(Þ)	1,250	1,249
5.060% due 04/08/43 (Þ)		3,990	4,112	Weatherford International, Ltd.
Seagate HDD Cayman				5.125% due 09/15/20	3,933	3,985
5.750% due 12/01/34 (Þ)		4,115	4,355			437,698
Shell International Finance BV				Loan Agreements - 0.6%
0.467% due 11/15/16 (Ê)		16,890	16,921	Avago Technologies Cayman, Ltd. Term
2.000% due 11/15/18		2,360	2,403	Loan B
2.250% due 01/06/23		9,975	9,743	3.750% due 05/06/21	3,001	3,013
Sirius International Group, Ltd.				Chrysler Group LLC Term Loan B
7.506% due 05/29/49 (ƒ)(Þ)		4,170	4,368	3.500% due 05/24/17 (Ê)	3,984	3,988
Skandinaviska Enskilda Banken AB				First Data Corp. Term Loan
2.375% due 03/25/19 (Þ)		4,250	4,321	3.668% due 03/24/18 (Ê)	4,050	4,058
Sky PLC				HCA, Inc. Term Loan B4
6.100% due 02/15/18 (Þ)		2,290	2,545	3.025% due 05/01/18 (Ê)	5,366	5,375
South Africa Government International				Hologic, Inc. Term Loan B
Bond				3.250% due 08/01/19 (Ê)	2,496	2,501
4.665% due 01/17/24		800	839	MacDermid, Inc. 1st Lien Term Loan
Standard Chartered Plc				4.500% due 06/07/20 (Ê)	5,895	5,946
2.250% due 04/17/20 (Å)		3,120	3,084	Numericable US LLC 1st Lien Term
Statoil ASA				Loan B1
0.716% due 11/08/18 (Ê)		8,300	8,300	4.500% due 05/21/20 (Ê)	2,086	2,094
3.150% due 01/23/22		1,600	1,665	Numericable US LLC 1st Lien Term
Suncor Energy, Inc.				Loan B2
5.950% due 12/01/34		2,690	3,217	4.500% due 05/21/20 (Ê)	1,804	1,811
Sydney Airport Finance Co. Pty, Ltd.				Sungard Availability Services Capital,
3.900% due 03/22/23 (Þ)		3,000	3,117	Inc. 1st Lien Term Loan B
				6.000% due 03/31/19 (Ê)	3,218	2,930
Tencent Holdings, Ltd.				TWCC Holding Corp. 2nd Lien Term
3.375% due 05/02/19 (Þ)		2,355	2,424	Loan
See accompanying notes which are an integral part of the financial statements.

294 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.000% due 06/26/20 (Ê)	4,300	4,020	Series 2004-F Class 1A1
Valeant Pharmaceuticals International,			2.552% due 07/25/34 (Ê)	350	353
Inc. 1st Lien Term Loan B			Series 2004-I Class 2A2
3.500% due 08/05/20 (Ê)	1,194	1,197	2.705% due 10/25/34 (Ê)	76	77
Valeant Pharmaceuticals Term Loan B			Series 2005-H Class 2A5
4.000% due 03/13/22	3,330	3,351	2.667% due 09/25/35 (Ê)	2,019	1,849
		40,284	Banc of America Mortgage Trust
Mortgage-Backed Securities - 25.3%			Series 2005-D Class 2A7
Adjustable Rate Mortgage Trust			2.692% due 05/25/35 (Ê)	1,622	1,520
Series 2006-1 Class 2A1			Banc of America Re-Remic Trust
3.288% due 03/25/36 (Ê)	728	536	Series 2015-200P Class A
Alternative Loan Trust			3.218% due 04/14/33 (Å)	2,640	2,698
Series 2005-85CB Class 2A2			Banc of America Trust
5.500% due 02/25/36	15	15	Series 2010-UB5 Class A4A
Series 2005-J13 Class 2A7			5.674% due 02/17/51 (Þ)	1,723	1,791
5.500% due 11/25/35	614	555	BCAP LLC Trust
Series 2007-8CB Class A1			Series 2011-R11 Class 15A1
5.500% due 05/25/37	3,032	2,558	2.590% due 10/26/33 (Ê)(Þ)	4,076	4,145
Series 2007-15CB Class A5			Series 2011-R11 Class 20A5
5.750% due 07/25/37	510	469	2.601% due 03/26/35 (Ê)(Þ)	1,606	1,622
Series 2007-15CB Class A7			Bear Stearns Adjustable Rate Mortgage
6.000% due 07/25/37	1,445	1,352	Trust
Series 2007-16CB Class 1A7			Series 2003-8 Class 4A1
6.000% due 08/25/37	59	57	2.668% due 01/25/34 (Ê)	162	161
American Home Mortgage Investment			Series 2004-5 Class 2A
Trust			2.972% due 07/25/34 (Ê)	801	802
Series 2007-1 Class GA1C			Series 2004-10 Class 22A1
0.371% due 05/25/47 (Ê)	6,287	4,463	2.522% due 01/25/35 (Ê)	230	219
Series 2007-4 Class A2			Series 2005-12 Class 13A1
0.371% due 08/25/37 (Ê)	829	801	5.708% due 02/25/36 (Ê)	216	202
Banc of America Alternative Loan Trust			Bear Stearns Commercial Mortgage
Series 2005-5 Class 2CB1			Securities Trust
6.000% due 06/25/35	353	334	Series 2005-PW10 Class A4
Banc of America Commercial Mortgage			5.405% due 12/11/40	3,437	3,479
Trust			Series 2005-PWR9 Class A4A
5.765% due 06/10/49	2,530	2,645	4.871% due 09/11/42	438	439
Series 2007-2 Class AM			Series 2006-T22 Class AJ
5.792% due 04/10/49	1,490	1,603	5.758% due 04/12/38	75	78
Banc of America Funding Corp.			Series 2007-PW15 Class A4
Series 2006-3 Class 5A8			5.331% due 02/11/44	431	457
5.500% due 03/25/36	1,653	1,549	Series 2007-PW16 Class A4
Banc of America Funding Trust			5.897% due 06/11/40	50	54
Series 2005-8 Class 1A1			Series 2007-PW17 Class A4
5.500% due 01/25/36	2,851	2,872	5.694% due 06/11/50	1,335	1,439
Series 2006-F Class 1A2			Bear Stearns Commercial Mortgage
2.681% due 07/20/36 (Ê)	117	87	Securities, Inc.
Banc of America Merrill Lynch			Series 2005-T20 Class E
Commercial Mortgage, Inc.			5.288% due 10/12/42	170	170
Series 2005-3 Class AM			Bear Stearns Structured Products, Inc.
4.727% due 07/10/43	675	677	Series 2007-R6 Class 1A1
Series 2005-6 Class A4			2.514% due 01/26/36 (Ê)	1,576	1,279
5.331% due 09/10/47	9,206	9,276	Series 2007-R6 Class 2A1
Series 2007-5 Class A4			3.068% due 12/26/46 (Ê)	1,411	1,115
5.492% due 02/10/51	445	473	BHMS Mortgage Trust
Series 2008-1 Class A4			Series 2014-ATLS Class AFL
6.430% due 02/10/51	1,339	1,472	1.672% due 07/05/33 (Ê)(Þ)	1,215	1,216
Banc of America Mortgage Securities,			Series 2014-ATLS Class BFX
Inc.			4.241% due 07/05/33 (Þ)	2,745	2,804
Series 2004-1 Class 5A1			CD Commercial Mortgage Trust
6.500% due 09/25/33	14	14	Series 2005-CD1 Class AJ
Series 2004-11 Class 2A1			5.396% due 07/15/44	1,992	2,015
5.750% due 01/25/35	530	538	Series 2005-CD1 Class C
			5.396% due 07/15/44	900	907

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 295

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CFCRE Commercial Mortgage Trust			Series 2007-GG9 Class A4
Series 2011-C2 Class C			5.444% due 03/10/39	130	137
5.754% due 12/15/47 (Å)	860	975	Series 2007-GG11 Class A4
CGCMT Trust			5.736% due 12/10/49	1,385	1,489
Series 2009-RR1 Class MA4A			Series 2007-GG11 Class AJ
5.485% due 03/17/51 (Þ)	400	424	6.254% due 12/10/49	2,642	2,795
CHL Mortgage Pass-Through Trust			Series 2008-LS1 Class A4B
Series 2004-11 Class 2A1			6.240% due 12/10/49	1,553	1,653
2.088% due 07/25/34 (Ê)	2,275	2,253	Series 2010-RR1 Class GEA
Series 2004-22 Class A3			5.543% due 12/11/49 (Þ)	7,300	7,570
2.420% due 11/25/34 (Ê)	983	928	Series 2012-CR2 Class A1
Series 2005-17 Class 1A6			0.824% due 08/15/45	817	818
5.500% due 09/25/35	1,033	1,011	Series 2012-CR4 Class A3
Series 2006-1 Class A2			2.853% due 10/15/45	688	703
6.000% due 03/25/36	492	463	Series 2012-CR4 Class XA
Series 2006-21 Class A8			Interest Only STRIP
5.750% due 02/25/37	2,404	2,263	2.108% due 10/15/45	477	47
Series 2007-4 Class 1A10			Series 2013-CR7 Class A1
6.000% due 05/25/37	5,531	4,954	0.716% due 03/10/46	3,980	3,968
Series 2007-9 Class A11			Series 2013-CR9 Class A3
5.750% due 07/25/37	1,527	1,419	4.022% due 07/10/45	155	169
Citicorp Mortgage Securities Trust Series			Series 2013-CR9 Class A4
Series 2006-3 Class 1A4			4.377% due 07/10/45	760	849
6.000% due 06/25/36	3,483	3,589	Series 2014-CR14 Class A4
Citigroup Commercial Mortgage Trust			4.236% due 02/10/47	4,156	4,613
Series 2005-C3 Class AJ			Series 2014-KY0 Class F
4.960% due 05/15/43	847	846	3.654% due 06/11/27	3,330	3,323
Series 2006-C4 Class A3			Series 2015-CR22 Class A5
5.963% due 03/15/49	122	125	3.309% due 03/10/48	520	537
Series 2013-375P Class A			Countrywide Alternative Loan Trust
3.251% due 05/10/35 (Þ)	3,760	3,876	Series 2006-13T1 Class A3
Series 2014-GC19 Class D			6.000% due 05/25/36	3,558	3,084
5.063% due 03/10/47 (Þ)	110	109	Series 2006-OA1 Class 2A1
Series 2014-GC23 Class A4			0.550% due 03/20/46 (Ê)	1,327	1,049
3.622% due 07/10/47	7,000	7,427	Countrywide Home Loans, Inc.
Series 2015-GC29 Class XA			Series 2006-14 Class A4
1.178% due 04/10/48	1,125	93	6.250% due 09/25/36	3,381	3,242
Citigroup Mortgage Loan Trust, Inc.			Credit Suisse Commercial Mortgage
Series 2004-UST1 Class A5			Trust Series
1.940% due 08/25/34 (Ê)	3,455	3,394	Series 2007-C1 Class A3
Series 2005-11 Class A2A			5.383% due 02/15/40	4,676	4,911
2.510% due 10/25/35 (Ê)	115	114	Series 2007-C3 Class A4
Series 2007-AR8 Class 2A1A			5.890% due 06/15/39	51	55
2.692% due 07/25/37 (Ê)	1,469	1,367	Series 2008-C1 Class A3
Citigroup/Deutsche Bank Commercial			6.169% due 02/15/41	345	377
Mortgage Trust			Credit Suisse First Boston Mortgage
Series 2005-CD1 Class A4			Securities Corp.
5.396% due 07/15/44	4,966	4,988	Series 2005-9 Class 2A1
Series 2007-CD4 Class A4			5.500% due 10/25/35	2,664	2,571
5.322% due 12/11/49	340	357	Series 2005-C2 Class AMFX
COBALT CMBS Commercial Mortgage			4.877% due 04/15/37	1,062	1,063
Trust			Series 2005-C3 Class AJ
Series 2006-C1 Class AM			4.771% due 07/15/37	695	694
5.254% due 08/15/48	110	113	Series 2005-C6 Class B
Commercial Mortgage Trust			5.230% due 12/15/40	2,415	2,452
Series 2001-J2A Class E			Credit Suisse Mortgage Capital
7.160% due 07/16/34 (Þ)	2,100	2,260	Certificates
Series 2005-C6 Class AJ			Series 2007-2 Class 3A4
5.209% due 06/10/44	560	565	5.500% due 03/25/37	2,908	2,735
Series 2006-C7 Class A4			Credit Suisse Mortgage Trust
5.940% due 06/10/46	339	350	3.250% due 08/27/36	3,290	3,183
Series 2006-GG7 Class A4			CSMC Trust
6.014% due 07/10/38	550	569

See accompanying notes which are an integral part of the financial statements.

296 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-USA Class A2			7.000% due 2030	110	119
3.953% due 09/15/37 (Þ)	2,545	2,724	8.000% due 2030	64	80
DBCCRE Mortgage Trust			8.500% due 2030	66	73
Series 2014-ARCP Class C			9.500% due 2030	25	31
5.099% due 01/10/34 (Þ)	2,495	2,695	4.000% due 2031	2,140	2,309
DBUBS Mortgage Trust			6.500% due 2031	125	145
Series 2011-LC3A Class A2			7.000% due 2031	280	330
3.642% due 08/10/44	5,255	5,379
Deutsche Alt-A Securities Mortgage			7.500% due 2031	24	27
Loan Trust			8.500% due 2031	143	161
Series 2007-OA4 Class 1A1A			3.500% due 2032	9,705	10,273
0.371% due 08/25/47 (Ê)	4,361	3,650	6.500% due 2032	135	155
DSLA Mortgage Loan Trust			7.000% due 2032	750	893
Series 2007-AR1 Class 2A1A			7.500% due 2032	19	22
0.321% due 04/19/47 (Ê)	7,045	5,849	8.500% due 2032	13	17
Fannie Mae			2.452% due 2033(Ê)	119	127
8.000% due 2016	—	—	3.000% due 2033	5,879	6,067
10.000% due 2018	4	4	3.500% due 2033	5,248	5,535
5.000% due 2019	199	210	6.500% due 2033	148	170
3.763% due 2020	6,141	6,676	7.000% due 2033	350	403
4.000% due 2020	6	6	2.191% due 2034(Ê)	281	300
4.338% due 2020	6,045	6,739	2.231% due 2034(Ê)	585	623
3.000% due 2021	187	196	2.268% due 2034(Ê)	96	101
3.400% due 2021	4,790	5,127	4.500% due 2034	1,115	1,269
3.500% due 2021	321	340	5.500% due 2034	68	78
3.840% due 2021	3,796	4,153	6.500% due 2034	301	347
3.890% due 2021	1,877	2,051	7.000% due 2034	41	49
5.500% due 2021	107	114	2.099% due 2035(Ê)	670	723
2.820% due 2022	2,555	2,648	2.135% due 2035(Ê)	984	1,052
2.830% due 2022	2,352	2,439	4.500% due 2035	843	971
3.000% due 2022	214	224	5.500% due 2035	801	911
5.000% due 2022	1,317	1,422	7.000% due 2035	35	39
5.500% due 2022	461	502	7.500% due 2035	316	391
4.500% due 2023	69	75	2.193% due 2036(Ê)	7	7
5.500% due 2023	977	1,073	4.000% due 2036	71	77
2.500% due 2024	8,160	8,425	5.500% due 2036	574	632
4.000% due 2024	78	84	7.000% due 2036	88	96
5.500% due 2024	673	741	4.000% due 2037	77	83
7.500% due 2024	1	1	4.500% due 2037	1,537	1,746
10.000% due 2024	3	3	5.500% due 2037	1,405	1,567
4.000% due 2025	3,100	3,322	6.500% due 2037	275	319
4.500% due 2025	1,736	1,836	4.500% due 2038	2,903	3,300
4.500% due 2025	57	62	5.500% due 2038	484	547
5.500% due 2025	116	128	6.500% due 2038	221	256
3.500% due 2026	2,413	2,566	4.500% due 2039	891	972
4.000% due 2026	7,323	7,873	4.500% due 2039	841	978
4.500% due 2026	194	222	6.500% due 2039	148	172
5.500% due 2026	209	236	4.500% due 2040	336	367
9.000% due 2026	6	6	4.000% due 2041	16,935	18,250
3.000% due 2027	2,694	2,825	4.500% due 2041	8,913	9,741
3.500% due 2027	3,632	3,871	4.500% due 2041	1,897	2,172
4.500% due 2027	3,857	4,101	5.000% due 2041	20,532	22,868
4.500% due 2027	653	745	4.500% due 2042	1,180	1,290
5.500% due 2027	70	79	3.500% due 2043	11,669	12,320
7.000% due 2028	44	51	15 Year TBA(Ï)
6.500% due 2029	50	59	2.000%	2,050	2,053
7.000% due 2029	435	519	2.500%	17,120	17,551
7.500% due 2029	6	7	3.000%	5,120	5,358
8.500% due 2029	2	2	3.500%	7,615	8,127
6.500% due 2030	74	86

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 297

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
30 Year TBA(Ï)			Series 2002-57 Class PG
2.500%	1,350	1,326	5.500% due 09/25/17	521	539
3.000%	103,340	105,091	Series 2003-25 Class IK
3.500%	129,615	135,792	Interest Only STRIP
4.000%	150,275	161,558	7.000% due 04/25/33 (Å)	81	11
5.500%	11,005	12,459	Series 2003-32 Class UI
6.000%	5,780	6,605	Interest Only STRIP
Series 1997-281 Class 2			6.000% due 05/25/33 (Å)	59	12
Interest Only STRIP			Series 2003-33 Class IA
9.000% due 11/25/26 (Å)	20	5	Interest Only STRIP
Series 2000-306 Class IO			6.500% due 05/25/33 (Å)	413	63
Interest Only STRIP			Series 2003-35 Class FY
8.000% due 05/25/30 (Å)	21	5	0.581% due 05/25/18 (Ê)	476	477
Series 2001-317 Class 2			Series 2003-35 Class IU
Interest Only STRIP			Interest Only STRIP
8.000% due 12/25/31 (Å)	29	6	6.000% due 05/25/33 (Å)	75	15
Series 2002-320 Class 2			Series 2003-35 Class UI
Interest Only STRIP			Interest Only STRIP
7.000% due 04/25/32 (Å)	9	2	6.500% due 05/25/33 (Å)	87	15
Series 2003-339 Class 23			Series 2003-64 Class JI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/25/18	294	15	6.000% due 07/25/33 (Å)	50	9
Series 2003-343 Class 6			Series 2004-70 Class EB
Interest Only STRIP			5.000% due 10/25/24	868	945
5.000% due 10/25/33	565	109	Series 2005-110 Class MB
Series 2003-345 Class 18			5.500% due 09/25/35	337	363
Interest Only STRIP			Series 2005-117 Class LC
4.500% due 12/25/18	814	44	5.500% due 11/25/35	2,545	2,763
Series 2003-345 Class 19			Series 2006-22 Class CE
Interest Only STRIP			4.500% due 08/25/23	866	927
4.500% due 01/25/19	884	47	Series 2006-118 Class A1
Series 2005-365 Class 12			0.241% due 12/25/36 (Å)(Ê)	75	74
Interest Only STRIP			Series 2007-73 Class A1
4.500% due 12/25/35	1,921	368	0.241% due 07/25/37 (Å)(Ê)	763	720
Series 2006-369 Class 8			Series 2009-39 Class LB
Interest Only STRIP			4.500% due 06/25/29	1,742	1,898
5.500% due 04/25/36	282	50	Series 2009-70 Class PS
Fannie Mae Grantor Trust			Interest Only STRIP
Series 1999-T2 Class A1			6.569% due 01/25/37 (Ê)	14,189	2,726
7.500% due 01/19/39	34	38	Series 2009-71 Class MB
Series 2001-T4 Class A1			4.500% due 09/25/24	1,340	1,434
7.500% due 07/25/41	1,509	1,829	Series 2009-96 Class DB
Series 2001-T8 Class A2			4.000% due 11/25/29	4,538	4,885
9.500% due 07/25/41	96	116	Series 2010-95 Class S
Series 2001-T10 Class A2			Interest Only STRIP
7.500% due 12/25/41	2,188	2,576	6.419% due 09/25/40 (Ê)	12,518	2,340
Series 2002-T19 Class A1			Series 2013-111 Class PL
6.500% due 07/25/42	307	351	2.000% due 12/25/42	3,641	3,374
Series 2004-T1 Class 1A2			Series 2013-119 Class NT
6.500% due 01/25/44	15	17	4.000% due 12/25/43	3,600	3,864
Fannie Mae REMICS			Fannie Mae Whole Loan
Series 1996-46 Class ZA			Series 2003-W1 Class 2A
7.500% due 11/25/26	82	94	6.512% due 12/25/42	65	76
Series 1997-68 Class SC			Series 2003-W4 Class 4A
Interest Only STRIP			7.005% due 10/25/42	24	28
8.320% due 05/18/27 (Å)(Ê)	28	7	Series 2004-W2 Class 2A2
Series 1999-56 Class Z			7.000% due 02/25/44	1,924	2,218
7.000% due 12/18/29	301	341	Series 2004-W9 Class 2A1
Series 2001-4 Class SA			6.500% due 02/25/44	139	157
Interest Only STRIP			Series 2004-W11 Class 1A2
7.370% due 02/17/31 (Å)(Ê)	14	1	6.500% due 05/25/44	291	344
			Fannie Mae-Aces

See accompanying notes which are an integral part of the financial statements.

298 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.505% due 08/25/18	4,655	4,656	Series 2005-AR4 Class 2A1
Series 2012-M8 Class ASQ2			2.562% due 10/25/35 (Ê)	1,736	1,518
1.520% due 12/25/19	8,994	9,061	First Horizon Mortgage Pass-Through
Series 2013-M4 Class ASQ2			Trust
1.451% due 02/25/18	4,140	4,150	Series 2005-AR1 Class 2A1
Series 2014-M13 Class A2			2.620% due 04/25/35 (Ê)	1,250	1,227
3.021% due 08/25/24	2,735	2,814	First Union National Bank-Bank of
Series 2014-M13 Class AB2			America NA Commercial Mortgage
2.951% due 08/25/24	3,645	3,745	Trust
Series 2014-M13 Class ASQ1			Series 2001-C1 Class IO1
0.848% due 11/25/17	6,035	6,040	Interest Only STRIP
			2.200% due 03/15/33 (Þ)	2,390	4
Series 2014-M13 Class ASQ2			Four Times Square Trust Commercial
1.637% due 11/25/17	31,605	31,959	Mortgage Pass-Through Certificates
Series 2015-M1 Class ASQ1			Series 2006-4TS Class A
0.782% due 02/25/18	8,101	8,081	5.401% due 12/13/28 (Þ)	390	445
Series 2015-M1 Class ASQ2			Freddie Mac
1.626% due 02/25/18	9,390	9,471	8.500% due 2017	3	3
Series 2015-M2 Class A3			10.500% due 2017	—	—
3.160% due 12/25/24	4,787	4,971	8.000% due 2020	18	20
Series 2015-M5 Class A1			10.000% due 2020	5	6
2.966% due 03/25/25	6,027	6,172	11.000% due 2020	3	3
Series 2015-M7 Class ASQ1			10.500% due 2021	5	5
0.882% due 04/25/18	6,285	6,275
Series 2015-M7 Class ASQ2			8.500% due 2025	7	8
1.550% due 04/25/18	3,325	3,353	4.000% due 2026	2,029	2,178
FDIC Guaranteed Notes Trust			3.500% due 2027	4,004	4,262
Series 2010-S1 Class 1A			7.000% due 2027	38	42
0.728% due 02/25/48 (Ê)(Þ)	709	709	8.500% due 2027	50	61
FDIC Trust			7.500% due 2030	49	56
Series 2010-R1 Class A			8.500% due 2030	20	23
2.184% due 05/25/50 (Þ)	1,029	1,037	6.500% due 2031	129	148
Series 2011-R1 Class A			8.000% due 2031	4	5
2.672% due 07/25/26 (Þ)	4,099	4,195	7.000% due 2032	50	60
Federal Home Loan Mortgage Corp.			2.360% due 2033(Ê)	162	173
Multifamily Structured Pass-Through			5.000% due 2035	71	80
Certificates			4.000% due 2036	164	175
Series 2010-KSCT Class A2			6.000% due 2038	2,927	3,345
4.285% due 01/25/20	1,910	2,119	6.500% due 2038	41	48
Series 2011-K702 Class X1			4.500% due 2039	8,255	9,229
Interest Only STRIP
1.684% due 02/25/18	57,052	2,085	5.500% due 2039	1,860	2,098
Series 2012-K501 Class X1A			4.000% due 2040	10,111	11,039
Interest Only STRIP			4.500% due 2040	5,103	5,707
1.747% due 08/25/16	31,970	473	5.000% due 2040	396	444
Series 2013-K032 Class A2			5.500% due 2040	2,936	3,313
3.310% due 05/25/23	6,890	7,350	4.000% due 2041	10,359	11,224
Series 2014-K041 Class A2			3.000% due 2042	3,378	3,435
3.171% due 10/25/24	3,020	3,171	3.500% due 2044	2,651	2,795
Series 2014-KF05 Class A			4.000% due 2044	7,460	8,047
0.521% due 09/25/21 (Ê)	4,954	4,956	3.500% due 2045	7,696	8,059
Series 2015-K044 Class A2			15 Year TBA(Ï)
2.811% due 01/25/25	1,430	1,458	2.500%	6,675	6,842
Federal Home Loan Mortgage Corp.			3.000%	10,750	11,252
Structured Pass-Through Securities			30 Year TBA(Ï)
Series 2002-42 Class A6			3.000%	11,400	11,578
9.500% due 02/25/42	52	64	3.500%	25,250	26,415
Series 2003-56 Class A5			4.000%	13,775	14,699
5.231% due 05/25/43	1,934	2,177	5.000%	3,275	3,638
Series 2003-58 Class 2A			6.000%	6,800	7,746
6.500% due 09/25/43	164	190
			Freddie Mac Mortgage Trust
First Horizon Asset Securities, Inc.			Series 2010-K7 Class B
			5.444% due 04/25/20 (Þ)	5,700	6,433

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 299

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Freddie Mac Reference REMIC			Series 2001-215 Class IO
Series 2006-R007 Class ZA			Interest Only STRIP
6.000% due 05/15/36	3,003	3,412	8.000% due 06/15/31 (Å)	49	13
Freddie Mac REMICS			GAHR Commericial Mortgage Trust
Series 1994-1730 Class Z			Series 2015-NRF Class AFX
7.000% due 05/15/24	98	111	3.235% due 12/15/19 (Þ)	2,660	2,754
Series 1999-2129 Class SG			GE Capital Commercial Mortgage Corp.
6.820% due 06/17/27 (Å)(Ê)	532	103	Series 2005-C3 Class F
Series 2000-2247 Class SC			5.324% due 07/10/45 (Þ)	2,591	2,602
Interest Only STRIP			Series 2005-C4 Class A4
7.319% due 08/15/30 (Å)(Ê)	16	4	5.493% due 11/10/45	360	363
Series 2002-2463 Class SJ			GE Commercial Mortgage Corp. Trust
Interest Only STRIP			Series 2007-C1 Class AM
7.819% due 03/15/32 (Å)(Ê)	49	12	5.606% due 12/10/49	165	173
Series 2003-2610 Class UI			Ginnie Mae
Interest Only STRIP			Series 2002-27 Class SA
6.500% due 05/15/33 (Å)	13	2	Interest Only STRIP
Series 2003-2621 Class QH			7.818% due 05/16/32 (Å)(Ê)	16	3
5.000% due 05/15/33	836	936	Series 2011-67 Class B
Series 2003-2624 Class QH			3.863% due 10/16/47	2,665	2,788
5.000% due 06/15/33	820	920	Series 2012-H23 Class FI
Series 2003-2649 Class IM			Interest Only STRIP
Interest Only STRIP			0.816% due 10/20/62	21,550	509
7.000% due 07/15/33 (Å)	100	22	Series 2014-190 Class PL
Series 2003-2697 Class LG			3.500% due 12/20/44	4,959	5,172
4.500% due 10/15/23	706	760	Ginnie Mae I
Series 2003-2725 Class TA			7.000% due 2016	—	—
4.500% due 12/15/33	1,300	1,471	11.000% due 2020	3	3
Series 2006-3123 Class HT			10.500% due 2021	9	10
5.000% due 03/15/26	1,848	2,037	10.000% due 2022	15	16
Series 2006-3150 Class EQ			10.000% due 2025	18	20
5.000% due 05/15/26	1,318	1,448	8.000% due 2030	99	114
Series 2006-R006 Class ZA			7.500% due 2031	14	14
6.000% due 04/15/36	4,178	4,796	7.500% due 2032	6	8
Series 2007-3335 Class FT			5.500% due 2034	30	35
0.332% due 08/15/19 (Ê)	697	698	5.500% due 2035	4,275	4,906
Series 2007-3345 Class FP			5.500% due 2036	52	59
0.382% due 11/15/36 (Ê)	377	378	5.500% due 2037	64	72
Series 2007-3345 Class PF			5.500% due 2038	49	56
0.362% due 05/15/36 (Ê)	446	447	4.500% due 2039	13,858	15,311
Series 2009-3558 Class G
4.000% due 08/15/24	150	164	5.000% due 2039	7,678	8,632
Series 2010-3704 Class DC			4.500% due 2040	11,280	12,473
4.000% due 11/15/36	1,384	1,477	5.000% due 2040	1,306	1,465
Series 2011-3963 Class JB			4.500% due 2041	4,546	5,027
4.500% due 11/15/41	3,500	4,000	4.500% due 2042	384	425
Series 2012-3997 Class PB			3.000% due 2043	8,061	8,294
4.000% due 02/15/42	4,000	4,346	30 Year TBA(Ï)
Series 2013-4233 Class MD			4.000%	11,325	12,198
1.750% due 03/15/25	4,205	4,255	6.000%	175	199
Freddie Mac Strips			Ginnie Mae II
Series 1998-191 Class IO			3.500% due 2040(Ê)	1,014	1,082
Interest Only STRIP			4.000% due 2040(Ê)	2,973	3,173
8.000% due 01/01/28 (Å)	18	4	5.500% due 2043	1,234	1,405
Series 1998-194 Class IO			3.500% due 2045	5,695	6,020
Interest Only STRIP			5.390% due 2059	2,960	3,115
6.500% due 04/01/28 (Å)	50	11	4.700% due 2061	7,380	7,918
Series 2001-212 Class IO			4.810% due 2061	7,562	8,143
Interest Only STRIP			4.564% due 2062	6,207	6,828
6.000% due 05/01/31 (Å)	50	12	4.845% due 2062	1,558	1,687
			5.065% due 2062	2,598	2,814
			4.652% due 2063	904	1,009

See accompanying notes which are an integral part of the financial statements.
300 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.661% due 2063	408	455	Series 2013-GC10 Class A1
30 Year TBA(Ï)			0.696% due 02/10/46	663	662
3.000%	14,560	14,970	GS Mortgage Securities Trust
3.500%	55,160	58,189	Series 2011-GC5 Class XA
4.000%	8,550	9,081	Interest Only STRIP
Ginnie Mae REMICS			1.828% due 08/10/44 (Þ)	1,690	91
Series 2010-124 Class C			Series 2013-GC12 Class A1
3.392% due 03/16/45	1,309	1,343	0.742% due 06/10/46	1,372	1,365
Series 2010-H04 Class BI			Series 2013-GC13 Class XA
Interest Only STRIP			Interest Only STRIP
1.397% due 04/20/60	13,725	656	0.349% due 07/10/46	14,188	151
Series 2010-H12 Class PT			Series 2013-GC16 Class A1
5.470% due 11/20/59	4,249	4,465	1.264% due 11/10/46	1,469	1,469
Series 2010-H22 Class JI			Series 2014-GC20 Class A3
Interest Only STRIP			3.680% due 04/10/47	705	749
2.493% due 11/20/60	21,938	1,759	Series 2014-GC20 Class D
Series 2011-H02 Class BI			5.029% due 04/10/47 (Þ)	460	448
Interest Only STRIP			Series 2014-GC26 Class C
0.413% due 02/20/61	18,867	285	4.662% due 11/10/47	1,525	1,580
Series 2012-H11 Class CI			Series 2015-GC28 Class A5
Interest Only STRIP			3.396% due 02/10/48	1,500	1,558
2.905% due 04/20/62	20,951	1,726	GSMPS Mortgage Loan Trust
Series 2013-H03 Class HI			Series 1998-1 Class A
Interest Only STRIP			8.000% due 09/19/27 (Þ)	61	63
2.547% due 12/20/62	14,062	1,361	Series 1998-3 Class A
Series 2013-H06 Class HI			7.750% due 09/19/27 (Þ)	48	50
Interest Only STRIP			Series 1999-3 Class A
2.870% due 01/20/63	31,322	2,556	8.000% due 08/19/29 (Þ)	159	152
Series 2013-H07 Class JL			Series 2005-RP1 Class 1A4
Interest Only STRIP			8.500% due 01/25/35 (Þ)	516	558
2.642% due 03/20/63	33,395	3,096	Series 2006-RP1 Class 1A2
GMAC Commercial Mortgage Securities,			7.500% due 01/25/36 (Þ)	1,110	1,176
Inc. Trust			Series 2006-RP1 Class 1A3
Series 2006-C1 Class A4			8.000% due 01/25/36 (Þ)	1,156	1,237
5.238% due 11/10/45	292	295	GSR Mortgage Loan Trust
GMACM Mortgage Loan Trust			Series 2005-AR7 Class 6A1
Series 2005-AR2 Class 4A			4.965% due 11/25/35 (Ê)	605	583
3.280% due 05/25/35 (Ê)	1,997	1,907	HarborView Mortgage Loan Trust
Government National Mortgage			Series 2005-4 Class 3A1
Association			2.589% due 07/19/35 (Ê)	2,394	2,067
Series 1999-27 Class SE			Hilton USA Trust
Interest Only STRIP			Series 2013-HLF Class DFL
8.418% due 08/16/29 (Å)(Ê)	72	19	2.924% due 11/05/30 (Ê)(Þ)	207	207
Series 2010-14 Class A			Series 2013-HLT Class EFX
4.500% due 06/16/39	918	983	5.609% due 11/05/30 (Þ)	5,000	5,115
Series 2012-70 Class IO			IndyMac INDA Mortgage Loan Trust
Interest Only STRIP			Series 2007-AR1 Class 1A1
0.843% due 08/16/52 (Å)	43,297	2,241	2.824% due 03/25/37 (Ê)	2,312	2,134
Series 2012-95 Class IO			IndyMac INDX Mortgage Loan Trust
Interest Only STRIP			Series 2005-AR25 Class 1A21
0.876% due 02/16/53 (Å)	10,407	712	4.772% due 12/25/35 (Ê)	555	434
Series 2012-99 Class CI			Series 2006-AR4 Class A1A
Interest Only STRIP			0.384% due 05/25/46 (Ê)	4,154	3,475
1.054% due 10/16/49	21,139	1,487
			Series 2006-AR8 Class A3A
Granite Master Issuer PLC			0.411% due 07/25/46 (Ê)	7,296	5,949
Series 2005-2 Class A6			JPMBB Commercial Mortgage Securities
0.441% due 12/20/54 (Ê)	1,711	1,706	Trust
GreenPoint Mortgage Funding Trust			Series 2014-C23 Class XA
Series 2005-AR5 Class 1A1			Interest Only STRIP
0.451% due 11/25/45 (Ê)	155	129	1.033% due 09/15/47	4,964	247
GS Mortgage Securities Corp. II			JPMorgan Alternative Loan Trust
Series 2011-GC5 Class A4			Series 2006-A2 Class 3A1
3.707% due 08/10/44	7,580	8,150	2.624% due 05/25/36 (Ê)	3,851	3,125

			See accompanying notes which are an integral part of the financial statements.

				Russell Strategic Bond Fund 301

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
JPMorgan Chase Commercial Mortgage			Series 2007-C3 Class AJ
Securities Trust			6.110% due 07/15/44	2,440	2,550
Series 2003-C1 Class D			Series 2007-C3 Class AM
5.192% due 01/12/37	226	226	6.110% due 07/15/44	1,030	1,119
Series 2004-LN2 Class B			LB-UBS Commercial Mortgage Trust
5.238% due 07/15/41	1,550	1,581	Series 2005-C3 Class B
Series 2005-CB12 Class AJ			4.895% due 07/15/40	1,390	1,390
4.987% due 09/12/37	1,440	1,449	Series 2007-C1 Class AJ
Series 2005-CB13 Class A4			5.484% due 02/15/40	3,840	3,974
5.423% due 01/12/43	686	689	Series 2007-C1 Class AM
Series 2006-CB15 Class A4			5.455% due 02/15/40	2,570	2,738
5.814% due 06/12/43	2,936	3,037	Series 2007-C6 Class A4
Series 2006-LDP8 Class A4			5.858% due 07/15/40	995	1,042
5.399% due 05/15/45	176	183	Series 2007-C7 Class A3
Series 2006-LDP9 Class A3			5.866% due 09/15/45	330	362
5.336% due 05/15/47	343	358	Series 2007-C7 Class AJ
Series 2007-C1 Class A4			6.455% due 09/15/45	4,830	5,157
5.716% due 02/15/51	535	568	Series 2008-C1 Class A2
Series 2007-CB19 Class A4			6.321% due 04/15/41	54	60
5.885% due 02/12/49	1,020	1,094	Mastr Adjustable Rate Mortgages Trust
Series 2007-LDPX Class A3			Series 2004-10 Class 2A2
5.420% due 01/15/49	187	198	3.021% due 10/25/34 (Ê)	6	4
Series 2007-LDPX Class AM			Series 2005-1 Class B1
5.464% due 01/15/49	3,635	3,786	2.547% due 03/25/35 (Ê)	745	72
Series 2008-C2 Class A4FL			Series 2006-2 Class 4A1
1.680% due 02/12/51 (Ê)	1,407	1,384	2.637% due 02/25/36 (Ê)	804	789
Series 2009-IWST Class C			Series 2007-HF2 Class A1
7.694% due 12/05/27 (Þ)	2,020	2,450	0.491% due 09/25/37 (Ê)	3,904	3,563
Series 2011-C3 Class A3			Mastr Reperforming Loan Trust
4.388% due 02/15/46 (Þ)	5,915	6,365	Series 2005-1 Class 1A3
Series 2012-C8 Class A3			7.000% due 08/25/34 (Þ)	403	421
2.829% due 10/15/45	480	489	Series 2005-2 Class 1A4
Series 2012-C8 Class E			8.000% due 05/25/35 (Þ)	804	859
4.821% due 10/15/45 (Þ)	100	101	Merrill Lynch Mortgage Trust
Series 2013-C10 Class A5			Series 2005-A10 Class A
3.143% due 12/15/47	5,000	5,179	0.391% due 02/25/36 (Ê)	407	372
Series 2013-JWRZ Class D			Series 2005-CIP1 Class AJ
3.172% due 04/15/30 (Ê)(Þ)	580	580	5.137% due 07/12/38	270	271
Series 2014-FBLU Class C			Series 2005-CIP1 Class AM
2.182% due 12/15/28 (Ê)(Þ)	2,435	2,437	5.107% due 07/12/38	6,370	6,394
Series 2015-CSMO Class A			Series 2005-LC1 Class A4
1.432% due 01/15/32 (Ê)(Þ)	900	899	5.291% due 01/12/44	3,958	4,007
JPMorgan Mortgage Trust			Series 2006-C2 Class AM
Series 2004-A2 Class 3A1			5.782% due 08/12/43	1,400	1,470
2.222% due 05/25/34 (Ê)	301	296	Series 2008-C1 Class A4
Series 2005-A1 Class 6T1			5.690% due 02/12/51	3,546	3,841
2.538% due 02/25/35 (Ê)	94	94	ML-CFC Commercial Mortgage Trust
Series 2005-A4 Class 1A1			Series 2007-5 Class A4
4.921% due 07/25/35 (Ê)	529	524	5.378% due 08/12/48	786	828
Series 2005-A8 Class 1A1			Series 2007-5 Class AM
5.019% due 11/25/35 (Ê)	1,347	1,271	5.419% due 08/12/48	350	369
Series 2005-S3 Class 1A2			Morgan Stanley Bank of America Merrill
5.750% due 01/25/36	96	88	Lynch Trust
Series 2006-A6 Class 1A2			Series 2013-C7 Class A1
2.500% due 10/25/36 (Ê)	736	662	0.738% due 02/15/46	1,471	1,472
Series 2007-A1 Class B1			Series 2013-C7 Class A4
2.523% due 07/25/35 (Ê)	68	18	2.918% due 02/15/46	7,060	7,206
Series 2007-A4 Class 3A3			Series 2013-C8 Class A4
5.166% due 06/25/37 (Ê)	1,517	1,387	3.134% due 12/15/48	3,530	3,655
JPMorgan Trust Re-REMIC			Morgan Stanley Capital I Trust
1.850% due 01/26/37	5,782	4,624	5.676% due 03/12/44	1,405	1,399
LB-Commercial Mortgage Trust

See accompanying notes which are an integral part of the financial statements.

302 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2001-C2 Class A2			Series 2005-WF1 Class 2A2
3.476% due 06/15/44	4,939	5,035	4.786% due 03/25/35	101	103
Series 2005-HQ6 Class D			Nomura Resecuritization Trust
5.202% due 08/13/42	685	686	Series 2013-1R Class 3A12
Series 2005-IQ9 Class B			0.331% due 10/26/36 (Ê)(Þ)	2,482	1,980
4.860% due 07/15/56	1,190	1,233	Series 2014-1R Class 5A3
Series 2006-HQ8 Class A4			0.321% due 10/26/36 (Ê)(Þ)	4,173	3,138
5.599% due 03/12/44	2,777	2,808	Prime Mortgage Trust
Series 2006-IQ11 Class A4			Series 2004-CL1 Class 1A2
5.830% due 10/15/42	316	321	0.581% due 02/25/34 (Ê)	30	28
Series 2006-T21 Class D			RAMP Trust
5.550% due 10/12/52 (Þ)	85	86	Series 2004-SL1 Class A3
Series 2006-T21 Class E			7.000% due 11/25/31	2	2
5.403% due 10/12/52	55	55	RBSCF Trust
Series 2007-HQ12 Class A2			Series 2010-RR4 Class WBCA
5.861% due 04/12/49	252	252	5.509% due 04/16/47 (Þ)	200	203
Series 2007-IQ14 Class A2FL			RBSSP Resecuritization Trust
0.342% due 04/15/49 (Ê)	3,560	3,547	Series 2010-3 Class 9A1
Series 2007-IQ16 Class AM			5.500% due 02/26/35 (Þ)	811	837
6.288% due 12/12/49	6,907	7,557	Reperforming Loan REMIC Trust
Series 2007-T25 Class AJ			Series 2005-R2 Class 2A4
5.574% due 11/12/49	2,962	3,032	8.500% due 06/25/35 (Þ)	110	125
Series 2007-T27 Class A4			Residential Asset Securitization Trust
5.827% due 06/11/42	45	49	Series 2007-A5 Class 2A5
Series 2008-T29 Class AM			6.000% due 05/25/37	1	1
6.461% due 01/11/43	4,950	5,526	RFMSI Trust
Series 2008-T29 Class D			Series 2005-SA4 Class 1A21
6.461% due 01/11/43 (Þ)	175	183	2.990% due 09/25/35 (Ê)	1	1
Morgan Stanley Capital I, Inc.			Series 2006-SA4 Class 2A1
Series 2005-HQ7 Class A4			3.505% due 11/25/36 (Ê)	467	403
5.363% due 11/14/42	1,478	1,484	Rialto Capital Management LLC
Series 2007-IQ14 Class A2			Series 2014-LT5 Class A
5.610% due 04/15/49	682	689	2.850% due 05/15/24 (Þ)	349	349
Series 2007-IQ14 Class A4			RREF LLC
5.692% due 04/15/49	1,015	1,083	Series 2014-LT6 Class A
			2.750% due 09/15/24 (Þ)	755	755
Series 2007-IQ16 Class A4			Structured Adjustable Rate Mortgage
5.809% due 12/12/49	337	365
Morgan Stanley Dean Witter Capital I			Loan Trust
Trust			Series 2004-12 Class 2A
Series 2001-TOP3 Class C			2.453% due 09/25/34 (Ê)	6,195	6,169
6.790% due 07/15/33	94	97	Series 2004-18 Class 5A
Morgan Stanley Re-REMIC Trust			2.587% due 12/25/34	73	71
Series 2009-GG10 Class A4A			Series 2006-4 Class 6A
5.989% due 08/12/45 (Þ)	1,047	1,118	5.321% due 05/25/36	1,215	998
			Structured Asset Mortgage Investments
Series 2010-GG10 Class A4A			II Trust
5.989% due 08/15/45 (Þ)	330	352	Series 2004-AR7 Class A1B
Mortgage Pass-Through Certificates			0.581% due 04/19/35 (Ê)	741	702
Series 2001-CIB2 Class D
6.847% due 04/15/35	833	834	Series 2007-AR6 Class A1
			1.637% due 08/25/47 (Ê)	8,340	6,985
Mortgage Trust			UBS-Barclays Commercial Mortgage
Series 2007-CD5 Class A4			Trust
5.886% due 11/15/44	509	551	Series 2013-C5 Class A4
Motel 6 Trust			3.185% due 03/10/46	530	548
Series 2015-MTL6 Class A2A2			Wachovia Bank Commercial Mortgage
2.605% due 02/05/30 (Þ)	3,370	3,391	Trust
NCUA Guaranteed Notes			Series 2005-C17 Class G
Series 2010-R1 Class 2A			5.590% due 03/15/42	335	334
1.840% due 10/07/20	1,552	1,559	Series 2005-C22 Class AM
Series 2010-R3 Class 3A			5.489% due 12/15/44	1,115	1,133
2.400% due 12/08/20	1,723	1,742	Series 2006-C23 Class A4
Nomura Asset Acceptance Corp.			5.418% due 01/15/45	475	481
Alternative Loan Trust

			See accompanying notes which are an integral part of the financial statements.

				Russell Strategic Bond Fund 303

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-C26 Class AM			Series 2006-AR2 Class 2A1
6.171% due 06/15/45	2,405	2,519	2.615% due 03/25/36	1,027	1,023
Series 2006-C29 Class A4			Series 2006-AR4 Class 2A1
5.308% due 11/15/48	165	173	5.662% due 04/25/36 (Ê)	5,682	5,648
Series 2007-C33 Class AJ			Series 2006-AR10 Class 4A1
6.150% due 02/15/51	5,100	5,361	2.610% due 07/25/36 (Ê)	1,962	1,850
Washington Mutual Mortgage Pass-			Series 2006-AR17 Class A1
Through Certificates Trust			2.611% due 10/25/36 (Ê)	5,574	5,120
Series 2004-AR1 Class A			Series 2007-11 Class A81
2.441% due 03/25/34 (Ê)	448	450	6.000% due 08/25/37	2,433	2,399
Series 2004-AR13 Class A1A			Series 2007-13 Class A7
0.901% due 11/25/34 (Ê)	2,643	2,509	6.000% due 09/25/37	486	488
Series 2005-AR6 Class 2A1A			WFRBS Commercial Mortgage Trust
0.411% due 04/25/45 (Ê)	5,646	5,322	Series 2011-C4 Class A4
Series 2005-AR13 Class A1A1			4.902% due 06/15/44 (Þ)	600	683
0.471% due 10/25/45 (Ê)	152	141	Series 2012-C6 Class D
Series 2006-1 Class 4CB			5.747% due 04/15/45 (Þ)	415	448
6.500% due 02/25/36	8,403	5,863	Series 2012-C8 Class A1
Series 2006-AR7 Class 2A			0.864% due 08/15/45	6,652	6,651
1.117% due 07/25/46 (Ê)	1,757	1,458	Series 2012-C8 Class A3
Series 2006-AR7 Class A1A			3.001% due 08/15/45	3,910	4,027
1.057% due 09/25/46 (Ê)	9,144	6,242	Series 2012-C9 Class A1
Series 2006-AR10 Class 1A1			0.673% due 11/15/45	497	496
2.237% due 09/25/36	4,719	4,244	Series 2013-C14 Class A1
Series 2006-AR16 Class 3A3			0.836% due 06/15/46	1,520	1,515
3.895% due 12/25/36 (Ê)	—	—	Series 2013-C14 Class A5
Series 2006-AR18 Class 3A1			3.337% due 06/15/46	3,434	3,599
3.782% due 01/25/37 (Ê)	1,653	1,504	Series 2013-C15 Class A3
Series 2006-AR18 Class 3A2			3.881% due 08/15/46	125	136
3.782% due 01/25/37 (Ê)	1,949	1,773	Series 2014-C19 Class A3
Series 2007-HY1 Class 3A3			3.660% due 03/15/47	1,780	1,892
4.386% due 02/25/37 (Ê)	3,946	3,664	Series 2014-C21 Class A2
Series 2007-HY2 Class 2A3			2.917% due 08/15/47	380	396
1.760% due 04/25/37 (Ê)	3,668	2,681	Series 2014-LC14 Class XA
Series 2007-HY5 Class 3A1			Interest Only STRIP
4.527% due 05/25/37 (Ê)	4,708	4,438	1.618% due 03/15/47	2,592	211
Series 2007-OA2 Class 1A					1,737,524
0.837% due 03/25/47 (Ê)	5,187	4,058	Municipal Bonds - 0.7%
Wells Fargo Commercial Mortgage Trust			Brazos Higher Education Authority, Inc.
Series 2015-NXS1 Class D			Revenue Bonds
4.106% due 05/15/48	40	37	0.584% due 12/26/24 (Ê)	1,506	1,479
Wells Fargo Mortgage Backed Securities			City of Houston Texas General
Trust			Obligation Limited
Series 2004-CC Class A1			6.290% due 03/01/32	1,290	1,605
2.615% due 01/25/35 (Ê)	681	690	City of New York New York General
Series 2005-18 Class 2A10			Obligation Unlimited
22.069% due 01/25/36 (Ê)	409	500	5.047% due 10/01/24	2,200	2,510
Series 2005-AR7 Class 2A1			6.646% due 12/01/31	1,500	1,773
2.880% due 05/25/35 (Ê)	1,926	1,902	Metropolitan Transportation Authority
Series 2005-AR8 Class 1A1			Revenue Bonds
2.646% due 06/25/35 (Ê)	4,864	4,952	6.089% due 11/15/40	2,800	3,666
Series 2006-2 Class 2A3			Municipal Electric Authority of Georgia
5.500% due 03/25/36	761	730	Revenue Bonds
Series 2006-6 Class 1A8			6.637% due 04/01/57	4,755	6,152
5.750% due 05/25/36	1,186	1,173	7.055% due 04/01/57	4,445	5,155
Series 2006-8 Class A15			New York City Water & Sewer System
6.000% due 07/25/36	2,469	2,490	Revenue Bonds
			5.375% due 06/15/43	5,075	5,933
Series 2006-11 Class A9			North Texas Tollway Authority Revenue
6.500% due 09/25/36	1,125	1,112	Bonds
Series 2006-AR1 Class 2A5			6.718% due 01/01/49	1,100	1,592
5.456% due 03/25/36 (Ê)	939	933	Port Authority of New York & New
			Jersey Revenue Bonds

See accompanying notes which are an integral part of the financial statements.

304 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
4.458% due 10/01/62		4,175	4,507	Series 2
South Carolina Student Loan Corp.				3.750% due 04/15/34	ISK	365,216	2,989
Revenue Bonds				Series 3
0.382% due 12/01/20 (Ê)		1,285	1,278	3.750% due 06/15/44	ISK	779,634	6,661
State of California General Obligation				Intesa Sanpaolo SpA
Unlimited				2.000% due 06/18/21	EUR	2,025	2,371
5.700% due 11/01/21		920	1,081	Ireland Government Bond
6.650% due 03/01/22		945	1,165	5.400% due 03/13/25	EUR	7,470	11,907
State of Illinois General Obligation				Malaysia Government Bond
Unlimited				Series 0113
4.350% due 06/01/18		805	839	3.172% due 07/15/16	MYR	2,280	640
4.950% due 06/01/23		2,340	2,499	Series 1/06
5.100% due 06/01/33		220	218	4.262% due 09/15/16	MYR	13,889	3,955
7.350% due 07/01/35		4,100	4,834	Malaysia Government International Bond
University of California Revenue Bonds				3.314% due 10/31/17	MYR	6,770	1,902
4.601% due 05/15/31		3,085	3,336	3.654% due 10/31/19	MYR	11,660	3,284
			49,622	4.048% due 09/30/21	MYR	6,770	1,930
Non-US Bonds - 4.6%				4.181% due 07/15/24	MYR	17,700	5,085
Achmea BV				Series 0111
2.500% due 11/19/20	EUR	2,800	3,395	4.160% due 07/15/21	MYR	1,680	483
Australia Government Bond				Mexican Bonos
Series 120				Series M 20
6.000% due 02/15/17	AUD	3,129	2,652	7.500% due 06/03/27	MXN	124,223	9,004
Series 126				Series M
4.500% due 04/15/20	AUD	18,380	16,174	8.000% due 06/11/20	MXN	135,010	9,837
Series 133				Mexican Bonos de Desarrollo Bond
5.500% due 04/21/23	AUD	7,260	6,983	Series M 10
Series 140				8.500% due 12/13/18	MXN	50,300	3,660
4.500% due 04/21/33	AUD	13,790	13,119	Series M 30
Banque PSA Finance				10.000% due 11/20/36	MXN	104,940	9,687
4.250% due 02/25/16	EUR	5,200	6,005	Series M
Barclays Bank PLC				7.750% due 05/29/31	MXN	37,000	2,753
6.000% due 01/14/21	EUR	1,225	1,684	7.750% due 11/13/42	MXN	23,830	1,792
Brazil Notas do Tesouro Nacional				New Zealand Government Bond
Series NTNB				3.000% due 04/15/20	NZD	8,521	6,456
6.000% due 05/15/45	BRL	4,501	3,979	2.000% due 09/20/25	NZD	4,460	3,577
6.000% due 08/15/50	BRL	4,990	4,352	4.500% due 04/15/27	NZD	4,850	4,074
Series NTNF				Series 423
10.000% due 01/01/23	BRL	28,881	8,690	5.500% due 04/15/23	NZD	7,040	6,187
10.000% due 01/01/25	BRL	28,620	8,436	Series 521
CRH Finland Services OYJ				6.000% due 05/15/21	NZD	26,595	23,350
2.750% due 10/15/20	EUR	725	888	Norway Government Bond
Danska Bank A/S				3.000% due 03/14/24	NOK	18,790	2,800
2.750% due 05/19/26	EUR	2,100	2,487	Series 472
Electricite de France SA				4.250% due 05/19/17	NOK	93,396	13,252
4.250% due 12/29/49	EUR	1,600	1,936	Peru Government Bond
Emirates Telecommunication Corp.				7.840% due 08/12/20	PEN	20,970	7,607
2.750% due 06/18/26	EUR	2,225	2,804	Petroleos Mexicanos Co.
European Financial Stability Facility				7.470% due 11/12/26	MXN	125,000	7,818
1.625% due 07/17/20	EUR	7,550	9,140	Republic of Portugal
European Investment Bank				3.875% due 02/15/30	EUR	1,655	2,166
Series EmtN				Royal Bank of Scotland PLC
1.375% due 09/15/21	EUR	5,725	6,923	6.934% due 04/09/18	EUR	1,625	2,089
FADE - Fondo de Amortizacion del				Scottish Widows PLC
Deficit Electrico				5.500% due 06/16/23	GBP	1,150	1,891
2.250% due 12/17/16	EUR	5,600	6,494
FGA Capital Ireland Co.				South Africa Government Bond
				Series R203
2.875% due 01/26/18	EUR	2,620	3,093	8.250% due 09/15/17	ZAR	42,480	3,667
Gas Natural Fenosa Finance BV Co.				Series R214
1.375% due 01/21/25	EUR	1,200	1,341	6.500% due 02/28/41	ZAR	139,230	9,198
Housing Financing Fund				Titulos De Tesoreria B Bonds
				10.000% due 07/24/24	COP	36,038,900	18,466

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 305

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
		Amount ($)	Value		Amount ($)		Value
		or Shares	$		or Shares		$
6.000% due 04/28/28	COP	9,593,800	3,589	Verizon Communications, Inc.	260,200		6,976
United Kingdom Treasury Bonds
2.000% due 07/22/20	GBP	4,125	6,531	Total Preferred Stocks
3.500% due 01/22/45	GBP	1,710	3,153	(cost $9,536)			9,934
			314,386
United States Government Agencies - 0.3%
Federal Farm Credit Bank				Options Purchased - 0.0%
0.176% due 09/14/16		6,330	6,333	(Number of Contracts)
Federal Home Loan Banks				Swaptions
0.375% due 06/24/16		6,850	6,850	(Fund Receives/Fund Pays)
Federal Home Loan Mortgage Corp.				EUR 0.870/EUR Six Month LIBOR
Series 1				Oct 2015 0.00 Put (1)	460	(ÿ)	37
1.000% due 07/28/17		7,000	7,039	USD 5.000%/USD Three Month LIBOR
			20,222	Jan 2019 0.00 Put (1)	7,875	(ÿ)	192
United States Government Treasuries - 18.7%				Total Options Purchased
United States Treasury Inflation Indexed				(cost $546)			229
Bonds
0.125% due 04/15/17 (Æ)		6,024	6,153
0.625% due 02/15/43 (Æ)		3,808	3,687	Short-Term Investments - 23.2%
United States Treasury Inflation Indexed				AbbVie, Inc.
Notes				1.200% due 11/06/15	7,300		7,319
0.125% due 07/15/24 (Æ)		12,207	12,275	Adam Aircraft Industries, Inc. Term
0.250% due 01/15/25 (Æ)		9,141	9,258	Loan
1.375% due 02/15/44 (Æ)		19,017	22,091	12.255% due 05/23/15 (Å)	760		8
0.750% due 02/15/45 (Æ)		1,625	1,631	Air Lease Corp.
United States Treasury Notes				4.500% due 01/15/16	2,700		2,757
0.500% due 06/15/16		99,395	99,589	Ally Financial, Inc.
0.500% due 11/30/16		80,380	80,411	4.625% due 06/26/15	100		100
0.500% due 02/28/17		20,625	20,614
0.500% due 03/31/17		6,210	6,201	American Honda Finance Corp.
0.500% due 04/30/17		77,310	77,183	0.230% due 06/04/15	7,300		7,300
0.875% due 07/15/17		12,870	12,928	American International Group, Inc.
0.750% due 04/15/18		8,420	8,380	5.050% due 10/01/15	400		407
1.500% due 08/31/18		81,395	82,584	AmeriCredit Automobile Receivables
				Trust
1.000% due 09/30/19		46,145	45,442	Series 2015-2 Class A1
1.375% due 02/29/20		348,055	347,239	0.400% due 04/08/16	1,305		1,305
1.375% due 03/31/20		23,380	23,305
1.375% due 04/30/20		33,315	33,206	Anheuser-Busch InBev Worldwide, Inc.
1.750% due 03/31/22		3,591	3,579	0.800% due 07/15/15	7,795		7,802
2.250% due 11/15/24		12,260	12,487	2.875% due 02/15/16	2,150		2,189
2.000% due 02/15/25		188,920	188,153	AT&T, Inc.
Zero coupon due 11/15/27		12,295	8,990	Series FRN
4.500% due 02/15/36		2,825	3,741	0.643% due 02/12/16 (Ê)	5,403		5,402
2.750% due 08/15/42		24,290	24,305	Autobahn Funding Co. LLC
2.750% due 11/15/42		1,985	1,985	1.000% due 05/18/15 (Å)(~)	1,600		1,600
2.875% due 05/15/43		10,165	10,415	BAE Systems Holdings, Inc.
3.750% due 11/15/43		5,550	6,679	5.200% due 08/15/15 (Þ)	4,175		4,228
3.625% due 02/15/44		28,550	33,629	Bank of America Corp.
3.000% due 11/15/44		12,005	12,632	4.750% due 08/01/15	3,475		3,508
2.500% due 02/15/45		88,325	83,909	1.500% due 10/09/15	7,320		7,343
			1,282,681	3.625% due 03/17/16	1,575		1,612
Total Long-Term Investments				Bank of Montreal
(cost $5,765,059)			5,842,935	0.517% due 09/24/15 (Ê)	500		500
				BBVA Bancomer SA
Preferred Stocks - 0.1%				4.500% due 03/10/16 (Þ)	600		616
Financial Services - 0.0%				BBVA US Senior SAU
XLIT, Ltd.		3,585	2,958	4.664% due 10/09/15	4,145		4,212
				BNZ International Funding Ltd.
Technology - 0.1%				1.000% due 07/07/15 (Å)(~)	1,915		1,914

See accompanying notes which are an integral part of the financial statements.

306 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
British Telecommunications PLC			7.700% due 06/15/15	2,700	2,720
2.000% due 06/22/15	3,320	3,326	Ginnie Mae I
Caisse Centrale Desjardins			10.500% due 10/15/15	1	1
0.559% due 10/29/15 (Ê)(Þ)	9,785	9,793	10.500% due 12/15/15	1	1
Cancara Asset Securitisation LLC			10.500% due 01/15/16	—	—
1.000% due 05/01/15 (~)	1,980	1,980	Goldman Sachs Group, Inc. (The)
1.000% due 05/05/15 (~)	950	949	0.715% due 03/22/16 (Ê)	4,500	4,499
Citigroup, Inc.			Series GMTN
4.700% due 05/29/15	350	351	3.700% due 08/01/15	4,360	4,393
2.250% due 08/07/15	6,500	6,528	Series MTNB
5.300% due 01/07/16	1,325	1,364	0.676% due 07/22/15 (Ê)	6,400	6,401
Coca-Cola Enterprises, Inc.			Gotham Funding Corp.
2.125% due 09/15/15	1,000	1,005	Zero coupon due 05/04/15 (~)	2,200	2,200
Credit Suisse NY			1.000% due 05/11/15 (Å)(~)	500	500
Series YCD			Harley-Davidson Financial Services, Inc.
0.583% due 08/24/15 (Ê)(~)	17,485	17,486	1.150% due 09/15/15 (Þ)	7,500	7,516
Daimler Finance NA LLC			Historic TW, Inc.
1.300% due 07/31/15 (Þ)	6,450	6,461	8.050% due 01/15/16	2,900	3,040
Dell Equipment Finance Trust			Honda Auto Receivables Owner Trust
0.260% due 08/14/15 (Þ)	396	396	Series 2012-2 Class A3
Deutsche Telekom International Finance			0.700% due 02/16/16	324	324
BV			Series 2014-3 Class A1
3.125% due 04/11/16 (Þ)	4,050	4,134	0.190% due 08/17/15	149	149
Ecolab, Inc.			International Business Machines Corp.
1.000% due 08/09/15	7,025	7,035	0.325% due 02/05/16 (Ê)	400	400
Federal Home Loan Bank			IPALCO Enterprises, Inc.
2.500% due 05/26/15	7,830	7,831	7.250% due 04/01/16 (Þ)	165	172
0.410% due 03/30/16	1,250	1,250	John Deere Capital Corp.
Federal Home Loan Bank Discount			0.363% due 04/12/16	10,200	10,206
Notes
Zero coupon due 05/13/15 (ç)(~)	6,190	6,190	JPMorgan Chase & Co.
			Series GMTN
Zero coupon due 05/20/15 (ç)(~)	17,155	17,155	1.100% due 10/15/15	11,500	11,526
Zero coupon due 05/22/15 (ç)(~)	27,470	27,469	JPMorgan Chase Bank NA
Zero coupon due 06/17/15 (ç)(~)	7,110	7,109	Series BKNT
First Investors Auto Owner Trust			0.529% due 07/30/15 (Ê)	1,700	1,701
Series 2014-3A Class A1			Kellogg Co.
0.350% due 11/16/15 (Þ)	510	510	1.125% due 05/15/15	4,445	4,445
Series 2015-1A Class A1			Kells Funding LLC
0.500% due 04/15/16 (Å)	9,235	9,235	0.350% due 10/19/15 (~)	1,500	1,496
Ford Credit Auto Lease Trust			Manhattan Asset Funding Co. LLC
Series 2013-A Class A3			Discount Note
0.600% due 03/15/16	3,849	3,849	Zero coupon due 05/11/15 (~)	3,800	3,799
Ford Motor Credit Co. LLC			Marathon Oil Corp.
2.750% due 05/15/15	1,300	1,300	0.900% due 11/01/15	6,300	6,316
12.000% due 05/15/15	1,700	1,705	Morgan Stanley
5.625% due 09/15/15	1,200	1,221	0.755% due 10/15/15 (Ê)	9,735	9,747
Freddie Mac			5.375% due 10/15/15	7,000	7,145
11.000% due 11/01/15	—	—	National Bank of Canada NY
			Series YCD
11.000% due 12/01/15	—	—	0.397% due 09/11/15 (Ê)(~)	9,985	9,989
General Electric Capital Corp.			Nissan Auto Lease Trust
1.000% due 01/08/16	11,140	11,189	Series 2013-A Class A3
General Mills, Inc.			0.610% due 04/15/16	2,098	2,098
0.479% due 01/28/16 (Ê)	3,915	3,911	Series 2013-B Class A2B
Series FRN			0.452% due 01/15/16 (Ê)	441	441
0.579% due 01/29/16 (Ê)	5,675	5,675	PACCAR Financial Corp.
Georgia-Pacific LLC
			See accompanying notes which are an integral part of the financial statements.
				Russell Strategic Bond Fund 307

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
0.388% due 05/05/15 (Ê)	6,217		6,217	4.125% due 03/15/16	1,935	1,981
0.526% due 02/08/16 (Ê)	1,455		1,458	Total Short-Term Investments
Pacific Gas & Electric Co.				(cost $1,587,790)		1,587,755
0.458% due 05/11/15 (Ê)	6,700		6,700
Penske Truck Leasing Co. Lp / PTL				Total Investments 108.6%
Finance Corp.				(identified cost $7,362,931)		7,440,853
3.125% due 05/11/15 (Þ)	5,480		5,482
Prestige Auto Receivables Trust
Series 2015-1 Class A1				Other Assets and Liabilities,
0.500% due 04/15/16 (Þ)	10,643		10,643	Net - (8.6%)		(586,560)
Private Export Funding Corp.				Net Assets - 100.0%		6,854,293
Zero coupon due 05/12/15 (~)	3,000		2,994
Procter & Gamble Co. (The)
4.850% due 12/15/15	2,938		3,018
Province of Ontario Canada
0.950% due 05/26/15	10,980		10,985
Royal Bank of Canada
0.800% due 10/30/15	2,042		2,046
Russell U.S. Cash Management Fund	1,008,034,902	(8)	1,008,035
Santander Drive Auto Receivables Trust
Series 2015-1 Class A1
0.320% due 03/15/16	3,998		3,998
SMART Trust
Series 2015-1US Class A1
0.400% due 03/14/16	4,589		4,588
Southern Copper Corp.
6.375% due 07/27/15	1,410		1,427
Svenska Handelsbanken AB
Zero coupon due 06/05/15 (Å)(~)	7,000		6,998
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/16	2,050		2,150
UBS AG
0.270% due 07/31/15 (~)	7,500		7,500
Unilever Capital Corp.
2.750% due 02/10/16	1,300		1,324
United States Treasury Bills
0.012% due 05/07/15 (ç)(~)(§)	9		9
0.014% due 05/21/15 (ç)(~)(§)	149		149
0.011% due 05/28/15 (ç)(~)(§)	398		398
0.015% due 05/28/15 (ç)(~)(§)	66,480		66,480
0.010% due 06/25/15 (ç)(~)(§)	60,055		60,054
0.068% due 08/13/15 (ç)(~)(§)	3,900		3,900
0.081% due 10/01/15 (ç)(~)(§)	1,700		1,700
0.081% due 10/01/15 (ç)(~)(§)	7,600		7,599
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/16 (Æ)	13,604		13,771
Victory Receivables Corp.
Zero coupon due 05/01/15 (~)	2,400		2,400
0.900% due 05/26/15 (Å)(~)	3,500		3,499
Vodafone Group PLC
Series FRN
0.642% due 02/19/16 (Ê)	7,000		7,005
Westpac Securities, Ltd.
Zero coupon due 07/15/15 (~)	5,500		5,493
Willis Group Holdings PLC

See accompanying notes which are an integral part of the financial statements.

308 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.6%
Adam Aircraft Industries, Inc. Term Loan	03/28/08		760,489		99.87	760	8
AMMC CDO	04/10/15		550,000		100.00	550	550
Autobahn Funding Co. LLC	04/17/15		1,600,000		99.99	1,600	1,600
Banc of America Re-Remic Trust	04/14/15		2,640,000		102.99	2,719	2,698
BNZ International Funding Ltd.	04/28/15		1,915,000		99.97	1,914	1,914
CFCRE Commercial Mortgage Trust	04/08/15		860,000		115.06	990	975
Fannie Mae	10/27/00			20,325	25.28	5	5
Fannie Mae	02/12/01			20,659	26.43	5	5
Fannie Mae	08/14/02			8,907	20.12	2	2
Fannie Mae	04/27/10			29,418	21.27	6	6
Fannie Mae REMICS	09/15/00			28,287	25.87	7	7
Fannie Mae REMICS	06/12/01			14,176	5.90	1	1
Fannie Mae REMICS	04/02/03		412,811		15.20	63	63
Fannie Mae REMICS	05/28/03			81,084	14.06	11	11
Fannie Mae REMICS	01/07/04			58,832	20.04	12	12
Fannie Mae REMICS	04/25/05			50,418	17.45	9	9
Fannie Mae REMICS	04/25/05			87,196	17.62	15	15
Fannie Mae REMICS	04/25/05			74,656	20.48	15	15
Fannie Mae REMICS	02/28/07			74,995	99.93	75	74
Fannie Mae REMICS	08/17/07		763,213		99.12	757	720
First Investors Auto Owner Trust	04/16/15		9,235,000		100.00	9,235	9,235
Freddie Mac REMICS	04/14/03			49,317	25.06	12	12
Freddie Mac REMICS	06/11/03			12,692	14.42	2	2
Freddie Mac REMICS	03/05/04		100,302		22.03	22	22
Freddie Mac REMICS	03/15/04			15,963	24.64	4	4
Freddie Mac REMICS	04/22/05		532,182		19.37	103	103
Freddie Mac Strips	12/12/00			18,358	23.93	4	4
Freddie Mac Strips	05/29/03			49,659	21.11	11	11
Freddie Mac Strips	08/19/03			49,511	23.80	12	12
Freddie Mac Strips	02/13/04			48,615	26.87	13	13
Ginnie Mae	11/13/02			16,052	22.13	3	3
Gotham Funding Corp.	04/10/15		500,000		100.00	500	500
Government National Mortgage Association	01/20/10			72,087	26.82	20	19
Government National Mortgage Association	05/14/12		43,296,996		5.18	2,243	2,241
Government National Mortgage Association	08/22/12		10,407,339		6.84	712	712
Mastr Asset Backed Securities Trust	11/02/12		1,152,115		55.35	637	794
SMB Private Education Loan Trust	04/15/15		6,125,000		100.00	6,125	6,125
Standard Chartered Plc	04/13/15		3,120,000		99.90	3,117	3,084
Svenska Handelsbanken AB	04/02/15		7,000,000		99.98	6,999	6,998
Victory Receivables Corp.	04/24/15		3,500,000		99.99	3,500	3,499
							42,083
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
Australia 3 Year Bond Futures		3,030	AUD	338,778	06/15		(1,677)
Eurodollar Futures		60	USD	14,794	12/16		117
Long Gilt Futures		11	GBP	1,299	06/15		(7)
United States 2 Year Treasury Note Futures		1,360	USD	298,201	06/15		778
United States 5 Year Treasury Note Futures		3,842	USD	461,550	06/15		2,522
United States 10 Year Treasury Note Futures		2,209	USD	283,581	06/15		568
United States Treasury Long Bond Futures		1,293	USD	206,355	06/15		(3,120)
United States Treasury Ultra Bond Futures		122	USD	20,069	06/15		(474)
Short Positions
Australia 10 Year Bond Futures		3	AUD	388	06/15		3
Canada 10 Year Government Bond Futures		8	CAD	1,122	06/15		11
Euro-Bobl Futures		422	EUR	54,354	06/15		237

	See accompanying notes which are an integral part of the financial statements.

					Russell Strategic Bond Fund 309

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Euro-BTP Futures				154	EUR	21,311	06/15	102
Euro-Bund Futures				548	EUR	85,872	06/15	1,147
Eurodollar Futures				60	USD	14,707	12/17	(140)
Euro-OAT Futures				141	EUR	21,746	06/15	(114)
Euro-Schatz Futures				48	EUR	5,336	06/15	—
Japan Government 10 Year Bond Futures				46	JPY	6,802,940	06/15	(324)
Long Gilt Futures				232	GBP	27,404	06/15	448
United States 2 Year Treasury Note Futures				3,206	USD	702,966	06/15	(990)
United States 5 Year Treasury Note Futures				703	USD	84,453	06/15	(377)
United States 10 Year Treasury Note Futures				126	USD	16,175	06/15	(64)
United States Treasury Ultra Bond Futures				15	USD	2,467	06/15	46
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(1,308)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike			Notional	Expiration	Fair Value
	Call/Put	Contracts	Price			Amount	Date	$
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD Three Month LIBOR	Put	1		0.00		29,710	01/14/19	(285)
Total Liability for Options Written (premiums received $769)								(285)

Transactions in options written contracts for the period ended April 30, 2015 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding October 31, 2014					2	$867
Opened					—	—
Closed					(1)	(98)
Expired					—	—
Outstanding April 30, 2015					1	$769

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Bank of America		USD	735		AUD	964	05/07/15	28
Bank of America		USD	23,167		AUD	30,514	05/07/15	976
Bank of America		USD	62,265		AUD	78,697	05/07/15	1
Bank of America		USD	24,859		AUD	31,479	06/09/15	2
Bank of America		USD	977		JPY	117,133	05/07/15	4
Bank of America		USD	59,677		JPY	7,152,291	05/07/15	225
Bank of America		USD	61,160		JPY	7,269,424	06/09/15	(259)
Bank of America		USD	97		NZD	127	05/01/15	—
Bank of America		USD	268		NZD	358	05/07/15	6
Bank of America		USD	23,820		NZD	31,933	05/07/15	545
Bank of America		USD	24,503		NZD	32,291	06/09/15	57
Bank of America		USD	35,986		NZD	47,425	06/09/15	85
Bank of America		USD	474		SEK	3,940	05/29/15	(1)
Bank of America		USD	640		SEK	5,325	05/29/15	(1)
Bank of America		USD	315	TWD		9,705	05/29/15	2
Bank of America		AUD	2,411		USD	1,838	05/07/15	(69)
Bank of America		AUD	31,479		USD	24,906	05/07/15	(1)
Bank of America		AUD	76,286		USD	57,919	05/07/15	(2,439)
Bank of America		AUD	590		USD	466	05/29/15	—
Bank of America		AUD	1,632		USD	1,304	05/29/15	14
Bank of America		AUD	78,697		USD	62,149	06/09/15	(5)
Bank of America		AUD	13,946		USD	11,114	06/18/15	105
Bank of America		GBP	408		USD	631	05/29/15	5
Bank of America		JPY	2,907,769		USD	24,256	05/07/15	(97)
See accompanying notes which are an integral part of the financial statements.

310 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	JPY	7,269,424	USD	61,139	05/07/15	256
Bank of America	NZD	32,291	USD	24,580	05/07/15	(59)
Bank of Montreal	USD	9	CAD	11	05/29/15	—
Barclays	JPY	409,383	USD	3,446	06/18/15	16
Barclays	NZD	8,291	USD	6,270	06/18/15	(30)
BNP Paribas	USD	3,237	PLN	12,125	05/29/15	128
BNP Paribas	HUF	10,000	USD	36	05/29/15	(1)
BNP Paribas	ILS	1,370	USD	348	05/29/15	(7)
Citigroup	USD	930	EUR	835	05/29/15	7
Citigroup	GBP	600	USD	921	05/29/15	—
Citigroup	GBP	627	USD	939	05/29/15	(23)
Commonwealth Bank of Australia	USD	653	AUD	818	05/29/15	(7)
Commonwealth Bank of Australia	USD	838	CHF	813	05/07/15	34
Commonwealth Bank of Australia	USD	25,017	CHF	23,390	05/07/15	55
Commonwealth Bank of Australia	USD	35,270	CHF	34,271	05/07/15	1,466
Commonwealth Bank of Australia	USD	62,543	CHF	58,474	05/07/15	137
Commonwealth Bank of Australia	USD	37,567	CHF	35,084	06/09/15	85
Commonwealth Bank of Australia	USD	3,254	EUR	3,029	05/07/15	147
Commonwealth Bank of Australia	USD	25,119	EUR	22,407	05/07/15	42
Commonwealth Bank of Australia	USD	37,678	EUR	33,610	05/07/15	62
Commonwealth Bank of Australia	USD	56,989	EUR	52,988	05/07/15	2,510
Commonwealth Bank of Australia	USD	62,823	EUR	56,017	06/09/15	104
Commonwealth Bank of Australia	USD	37,867	SEK	313,907	05/07/15	(197)
Commonwealth Bank of Australia	CHF	542	USD	559	05/07/15	(22)
Commonwealth Bank of Australia	CHF	1,355	USD	1,397	05/07/15	(56)
Commonwealth Bank of Australia	CHF	22,847	USD	23,513	05/07/15	(977)
Commonwealth Bank of Australia	CHF	35,084	USD	37,526	05/07/15	(82)
Commonwealth Bank of Australia	CHF	57,118	USD	58,783	05/07/15	(2,445)
Commonwealth Bank of Australia	CHF	23,390	USD	25,045	06/09/15	(57)
Commonwealth Bank of Australia	CHF	58,474	USD	62,612	06/09/15	(141)
Commonwealth Bank of Australia	EUR	1,211	USD	1,302	05/07/15	(59)
Commonwealth Bank of Australia	EUR	21,195	USD	22,796	05/07/15	(1,004)
Commonwealth Bank of Australia	EUR	33,610	USD	36,110	05/07/15	(1,630)
Commonwealth Bank of Australia	EUR	56,017	USD	62,797	05/07/15	(104)
Commonwealth Bank of Australia	EUR	22,407	USD	25,129	06/09/15	(42)
Commonwealth Bank of Australia	EUR	33,610	USD	37,694	06/09/15	(63)
Commonwealth Bank of Australia	JPY	75,350	USD	634	05/29/15	3
Commonwealth Bank of Australia	SEK	13,328	USD	1,547	05/07/15	(53)
Commonwealth Bank of Australia	SEK	300,579	USD	34,766	05/07/15	(1,305)
Commonwealth Bank of Australia	SEK	313,907	USD	37,891	06/09/15	197
Credit Suisse	JPY	2,242,963	USD	18,878	06/18/15	85
Deutsche Bank	USD	340	EUR	305	05/29/15	3
Deutsche Bank	USD	1,938	GBP	1,254	05/29/15	(13)
Deutsche Bank	EUR	1,701	USD	1,895	05/29/15	(15)
Deutsche Bank	EUR	72,677	USD	78,955	05/29/15	(2,676)
Deutsche Bank	NZD	21,215	USD	16,046	06/18/15	(76)
Goldman Sachs	USD	614	AUD	780	05/29/15	2
Goldman Sachs	USD	317	COP	786,500	05/29/15	13
Goldman Sachs	AUD	7,370	USD	5,721	05/29/15	(104)
Goldman Sachs	EUR	20,850	GBP	14,962	06/18/15	(930)
Goldman Sachs	GBP	15,833	USD	23,791	05/29/15	(509)
Goldman Sachs	NOK	3,070	USD	393	05/29/15	(15)
HSBC	USD	1,024	INR	64,860	05/29/15	(9)
HSBC	CNY	930	USD	150	05/29/15	(2)
HSBC	KRW	1,210,788	USD	1,124	05/29/15	1
HSBC	TRY	120	USD	44	05/29/15	(1)
JPMorgan Chase	USD	616	AUD	780	05/29/15	1
JPMorgan Chase	USD	36,024	CAD	45,354	07/15/15	1,528
JPMorgan Chase	USD	308	CHF	298	05/29/15	11
JPMorgan Chase	USD	309	CHF	298	05/29/15	11
JPMorgan Chase	USD	619	CHF	596	05/29/15	20
JPMorgan Chase	USD	382	EUR	355	05/29/15	17

		See accompanying notes which are an integral part of the financial statements.

					Russell Strategic Bond Fund 311

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	941	EUR	875	05/29/15	42
JPMorgan Chase	USD	645	GBP	418	05/29/15	(4)
JPMorgan Chase	USD	721	GBP	467	05/29/15	(5)
JPMorgan Chase	USD	2,489	JPY	296,640	05/29/15	(4)
JPMorgan Chase	USD	21,575	JPY	2,590,456	06/16/15	129
JPMorgan Chase	USD	14,973	MYR	54,712	07/15/15	273
JPMorgan Chase	USD	482	NOK	3,791	05/29/15	21
JPMorgan Chase	USD	28,554	NOK	231,752	07/15/15	2,165
JPMorgan Chase	USD	10,670	PLN	40,439	07/15/15	536
JPMorgan Chase	USD	402	RUB	21,080	05/29/15	4
JPMorgan Chase	USD	22,272	SEK	195,616	07/15/15	1,235
JPMorgan Chase	USD	18,860	TWD	584,951	07/15/15	251
JPMorgan Chase	USD	649	ZAR	7,970	05/29/15	18
JPMorgan Chase	USD	2,993	ZAR	36,387	07/15/15	30
JPMorgan Chase	AUD	72,587	USD	55,533	06/16/15	(1,773)
JPMorgan Chase	BRL	5,411	USD	1,830	06/02/15	52
JPMorgan Chase	BRL	20,778	USD	6,598	07/15/15	(135)
JPMorgan Chase	CHF	895	USD	930	05/29/15	(30)
JPMorgan Chase	CHF	26,971	USD	27,602	07/15/15	(1,385)
JPMorgan Chase	CLP	10,829,327	USD	17,460	07/15/15	(130)
JPMorgan Chase	COP	71,397,331	USD	28,291	07/15/15	(1,482)
JPMorgan Chase	CZK	272,464	USD	10,562	07/15/15	(595)
JPMorgan Chase	EUR	291	USD	312	05/29/15	(15)
JPMorgan Chase	EUR	291	USD	312	05/29/15	(14)
JPMorgan Chase	EUR	582	USD	625	05/29/15	(29)
JPMorgan Chase	EUR	13,542	USD	14,377	06/16/15	(837)
JPMorgan Chase	GBP	814	USD	1,250	05/29/15	1
JPMorgan Chase	GBP	814	USD	1,255	05/29/15	5
JPMorgan Chase	GBP	19,900	USD	29,147	06/16/15	(1,391)
JPMorgan Chase	IDR	236,135,232	USD	17,803	07/15/15	(66)
JPMorgan Chase	JPY	296,640	USD	2,488	05/29/15	3
JPMorgan Chase	MXN	87,968	USD	5,765	07/15/15	60
JPMorgan Chase	NZD	680	USD	512	05/29/15	(5)
JPMorgan Chase	NZD	7,974	USD	6,140	05/29/15	68
JPMorgan Chase	NZD	140,510	USD	105,525	06/16/15	(1,273)
JPMorgan Chase	PEN	65,357	USD	20,615	07/15/15	(23)
JPMorgan Chase	SEK	5,307	USD	641	05/29/15	3
JPMorgan Chase	SEK	5,938	USD	718	05/29/15	6
JPMorgan Chase	TRY	45,059	USD	16,750	07/15/15	238
Morgan Stanley	USD	3,155	GBP	2,038	05/29/15	(27)
Morgan Stanley	USD	5,169	JPY	618,193	05/29/15	9
Morgan Stanley	USD	642	SEK	5,325	05/29/15	(3)
Morgan Stanley	GBP	2,038	USD	3,156	05/07/15	27
Morgan Stanley	GBP	407	USD	630	05/29/15	6
National Australia Bank	USD	435	NZD	575	05/29/15	3
Royal Bank of Canada	USD	1,886	AUD	2,396	06/09/15	6
Royal Bank of Canada	USD	60,570	CAD	76,742	05/07/15	3,030
Royal Bank of Canada	USD	167	CHF	156	06/09/15	1
Royal Bank of Canada	USD	416	CHF	390	06/09/15	2
Royal Bank of Canada	USD	183	EUR	163	06/09/15	—
Royal Bank of Canada	USD	274	EUR	245	06/09/15	1
Royal Bank of Canada	USD	1,919	GBP	1,293	05/07/15	66
Royal Bank of Canada	USD	34,484	GBP	23,310	05/07/15	1,296
Royal Bank of Canada	USD	24,299	JPY	2,907,769	05/07/15	54
Royal Bank of Canada	USD	176	MXN	2,721	05/29/15	1
Royal Bank of Canada	USD	1,488	NOK	12,007	05/07/15	106
Royal Bank of Canada	USD	22,528	NOK	182,335	05/07/15	1,686
Royal Bank of Canada	USD	38,832	NOK	291,513	05/07/15	(119)
Royal Bank of Canada	USD	64,720	NOK	485,854	05/07/15	(199)
Royal Bank of Canada	USD	1,420	NOK	10,712	06/09/15	1
Royal Bank of Canada	USD	2,367	NOK	17,853	06/09/15	2
Royal Bank of Canada	USD	25,863	NOK	194,342	06/09/15	(79)

See accompanying notes which are an integral part of the financial statements.

312 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Royal Bank of Canada		USD	154	SEK		1,284	06/09/15	—
Royal Bank of Canada		AUD	958	USD		754	06/09/15	(2)
Royal Bank of Canada		CAD	76,742	USD		63,349	05/07/15	(253)
Royal Bank of Canada		CHF	234	USD		250	06/09/15	(1)
Royal Bank of Canada		EUR	408	USD		457	06/09/15	(1)
Royal Bank of Canada		GBP	24,602	USD		37,805	05/07/15	41
Royal Bank of Canada		JPY	13,409	USD		112	06/09/15	—
Royal Bank of Canada		NOK	18,010	USD		2,233	05/07/15	(159)
Royal Bank of Canada		NOK	30,017	USD		3,721	05/07/15	(265)
Royal Bank of Canada		NOK	194,342	USD		25,888	05/07/15	80
Royal Bank of Canada		NOK	273,502	USD		33,792	05/07/15	(2,528)
Royal Bank of Canada		NOK	455,837	USD		56,321	05/07/15	(4,215)
Royal Bank of Canada		NOK	7,141	USD		947	06/09/15	(1)
Royal Bank of Canada		NOK	291,513	USD		38,795	06/09/15	118
Royal Bank of Canada		NOK	485,854	USD		64,658	06/09/15	197
Royal Bank of Canada		NZD	674	USD		512	06/09/15	(1)
Royal Bank of Canada		SEK	208,415	USD		24,974	06/09/15	(53)
Royal Bank of Scotland		USD	5,734	JPY	681,055		05/29/15	(29)
Royal Bank of Scotland		USD	497	MXN		7,583	05/29/15	(3)
Standard Chartered		USD	510	CLP	315,333		05/29/15	4
Standard Chartered		USD	152	NOK		1,149	05/29/15	—
Standard Chartered		USD	45	TRY		120	05/29/15	—
Standard Chartered		CAD	7,354	USD		6,106	05/29/15	13
Standard Chartered		EUR	20,511	USD		22,454	06/18/15	(590)
Standard Chartered	KRW		665,187	USD		617	05/29/15	—
State Street		USD	8,342	SEK		72,205	05/29/15	327
State Street		BRL	1,090	USD		368	06/02/15	9
State Street		PEN	870	USD		276	05/29/15	(1)
Toronto Dominion Bank		USD	10	CAD		12	05/29/15	—
UBS		USD	326	BRL		990	05/05/15	3
UBS		USD	366	BRL		1,075	05/05/15	(9)
UBS		USD	255	BRL		745	06/02/15	(10)
UBS		USD	470	EUR		425	05/29/15	7
UBS		USD	1,357	EUR		1,249	06/18/15	47
UBS		BRL	745	USD		257	05/05/15	10
UBS		BRL	1,320	USD		410	05/05/15	(28)
UBS		CHF	2,133	USD		2,216	05/29/15	(72)
UBS	MYR		1,470	USD		406	05/29/15	(5)
UBS		NOK	1,870	USD		248	05/29/15	—
UBS		SGD	1,409	USD		1,046	05/29/15	(19)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(12,165)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives					Notional		Termination	Fair Value
Underlying Security		Counterparty			Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	31,572	10/30/15	(7)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	101,500	10/30/15	(22)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	7,129	10/30/15	(1)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	87,586	10/30/15	(19)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	35,000	10/30/15	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	21,357	11/30/15	(5)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	30,510	11/30/15	(7)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	72,208	11/30/15	(16)

			See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	102,000	04/29/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	41,000	04/29/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	14,225	12/31/15	(3)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	50,803	12/31/15	(11)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	10,161	12/31/15	(2)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	21,337	12/31/15	(5)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	10,161	12/31/15	(2)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas	USD	25,402	12/31/15	(5)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					(105)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on 1 Month LIBOR rate plus a fee ranging from 0.00% to 0.20%.

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$
Barclays	USD	3,845	Three Month LIBOR	2.481%			11/15/27	(365)
Barclays	USD	3,860	Three Month LIBOR	2.417%			11/15/27	(325)
Citigroup	USD	7,680	Three Month LIBOR	2.714%			08/15/42	(356)
Citigroup	USD	5,110	Three Month LIBOR	3.676%			11/15/43	(1,339)
Deutsche Bank	PLN	1,835	Six Month WIBOR	2.300%			06/17/25	5
Deutsche Bank	PLN	2,290	Six Month WIBOR	2.285%			06/17/25	7
Deutsche Bank	NZD	2,690	NZD-BBR-Telerate	3.875%			09/16/25	(1)
Goldman Sachs	PLN	2,295	Six Month WIBOR	2.295%			06/17/25	6
Goldman Sachs	KRW	1,600,000	2.051%	Three Month Korean Won Repo Rate			06/17/25	(32)
JPMorgan Chase	USD	87,800	1.625%	Three Month LIBOR			06/15/18	123
JPMorgan Chase	HKD	143,000	Three Month HIBOR	2.365%			03/29/21	(778)
JPMorgan Chase	DKK	128,000	Six Month CIBOR	0.943%			05/05/25	—
JPMorgan Chase	KRW	287,000	2.050%	Three Month Korean Won Repo Rate			06/17/25	(6)
JPMorgan Chase	NZD	1,125	NZD-BBR-Telerate	3.900%			09/16/25	2
JPMorgan Chase	JPY	381,000	Six Month LIBOR	0.873%			09/16/25	8
JPMorgan Chase	USD	18,800	Three Month LIBOR	2.340%			06/15/26	99
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $58 (å)								(2,952)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity			Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index		Goldman Sachs		USD	3,030	5.000%	12/20/19	299
CMBX NA Index		Bank of America		USD	775	0.500%	01/17/47	(18)
CMBX NA Index		Bank of America		USD	375	2.000%	10/17/57	(5)
CMBX NA Index		Barclays		USD	100	0.500%	10/17/57	(4)
CMBX NA Index		Barclays		USD	230	0.500%	10/17/57	(8)
CMBX NA Index		Barclays		USD	360	0.500%	10/17/57	(13)
CMBX NA Index		Credit Suisse		USD	170	0.500%	01/17/47	(4)

See accompanying notes which are an integral part of the financial statements.
314 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate Date		$
CMBX NA Index	Credit Suisse		USD	385	3.000%	01/17/47	(3)
CMBX NA Index	Credit Suisse		USD	465	0.500%	01/17/47	(11)
CMBX NA Index	Credit Suisse		USD	1,165	0.500%	10/17/57	(41)
CMBX NA Index	Credit Suisse		USD	395	3.000%	10/17/57	(18)
CMBX NA Index	Credit Suisse		USD	775	0.500%	05/11/63	(10)
CMBX NA Index	Deutsche Bank		USD	770	0.500%	05/11/63	(10)
CMBX NA Index	Goldman Sachs		USD	825	0.500%	05/11/63	(11)
CMBX NA Index	JPMorgan Chase		USD	425	0.500%	05/11/63	(6)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($79) (å)							137

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value

Portfolio Summary	Level 1		Level 2	Level 3		Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities		$—	$650,662	$3,956		$654,618	9.6
Corporate Bonds and Notes		—	1,273,967	31,933		1,305,900	19.1
International Debt		—	437,698	—		437,698	6.4
Loan Agreements		—	40,284	—		40,284	0.6
Mortgage-Backed Securities		—	1,724,461	13,063		1,737,524	25.3
Municipal Bonds		—	49,622	—		49,622	0.7
Non-US Bonds		—	314,386	—		314,386	4.6
United States Government Agencies		—	20,222	—		20,222	0.3
United States Government Treasuries		—	1,282,681	—		1,282,681	18.7
Preferred Stocks		9,934	—	—		9,934	0.1
Options Purchased		—	229	—		229	—*
Short-Term Investments		—	1,578,512	9,243		1,587,755	23.2
Total Investments		9,934	7,372,724	58,195		7,440,853	108.6
Other Assets and Liabilities, Net							(8.6)
							100.0
Other Financial Instruments
Futures Contracts		(1,308)	—	—		(1,308)	(—)*
Options Written		—	(285)	—		(285)	(—)*
Foreign Currency Exchange Contracts		28	(12,193)	—		(12,165)	(0.2)
Index Swap Contracts		—	(105)	—		(105)	(—)*
Interest Rate Swap Contracts		—	(2,952)	—		(2,952)	(—)*
Credit Default Swap Contracts		—	137	—		137	(—)*
Total Other Financial Instruments**		$(1,280)	$(15,398)	$—		$(16,678)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 315

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Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$229
Unrealized appreciation on foreign currency exchange contracts	—	21,289	—
Variation margin on futures contracts**	—	—	5,979
Interest rate swap contracts, at fair value	—	—	250
Credit default swap contracts, at fair value	299	—	—
Total	$299	$21,289	$6,458

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$7,287
Unrealized depreciation on foreign currency exchange contracts	—	33,454	—
Options written, at fair value	—	—	285
Index swap contracts, at fair value	—	—	105
Interest rate swap contracts, at fair value	—	—	3,202
Credit default swap contracts, at fair value	162	—	—
Total	$162	$33,454	$10,879
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$(1,667)
Futures contracts	—	—	19,939
Options written	—	—	93
Index swap contracts	—	—	12,443
Interest rate swap contracts	—	—	6
Credit default swap contracts	2,170	—	—
Foreign currency-related transactions****	—	54,771	—
Total	$2,170	$54,771	$30,814

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$—	$945
Futures contracts	—	—	(3,858)
Options written	—	—	9
Index swap contracts	—	—	924
Interest rate swap contracts	—	—	(1,992)
Credit default swap contracts	267	—	—
Foreign currency-related transactions******	—	(13,511)	—
Total	$267	$(13,511)	$(3,972)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

316 Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands
au
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
		Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$229	$—	$229
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	21,289	—	21,289
Futures Contracts	Variation margin on futures contracts	9,211	—	9,211
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	250	—	250
Credit Default Swap Contracts	Credit default swap contracts, at fair value	299	—	299
Total		$31,278	$—	$31,278

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments Received^	Net Amount
Bank of America	$2,311	$2,206	$—	$105
Barclays	6,205	208	407	5,590
BNP Paribas	128	9	—	119
Citigroup	14	8	—	6
Commonwealth Bank of Australia	4,842	4,842	—	—
Credit Suisse	2,612	—	896	1,716
Deutsche Bank	14	14	—	—
Goldman Sachs	1,008	58	—	950
HSBC	29	1	—	28
JPMorgan Chase	6,960	6,555	405	—
Morgan Stanley	43	15	—	28
National Australia Bank	3	—	—	3
Royal Bank of Canada	6,689	6,687	—	2
Standard Chartered	17	—	—	17
State Street	336	1	—	335
UBS	67	20	—	47
Total	$31,278	$20,624	$1,708	$8,946

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 317

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
		Amounts		of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities		Liabilities
Futures Contracts	Variation margin on futures contracts	$2,401	$	— $	2,401
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	33,454		—	33,454
Options Written Contracts	Options written, at fair value	285		—	285
Index Swap Contracts	Index swap contracts, at fair value	105		—	105
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	3,202		—	3,202
Credit Default Swap Contracts	Credit default swap contracts, at fair value	162		—	162
Total		$39,609	$	— $	39,609

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments Pledged^		Net Amount
Bank of America	$2,954	$2,206		$—	$748
Barclays	1,135	208		927	—
BNP Paribas	9	9		—	—
Citigroup	1,788	8		1,780	—
Commonwealth Bank of Australia	8,243	4,842		—	3,401
Credit Suisse	109	—		109	—
Deutsche Bank	2,791	14		—	2,777
Goldman Sachs	2,827	58		2,769	—
HSBC	68	1		—	67
JPMorgan Chase	11,011	6,555		1,564	2,892
Morgan Stanley	31	15		—	16
Royal Bank of Canada	7,877	6,687		—	1,190
Royal Bank of Scotland	32	—		—	32
Standard Chartered	590	—		—	590
State Street	1	1		—	—
UBS	143	20		—	123
Total	$39,609	$20,624		$7,149	$11,836

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

318 Russell Strategic Bond Fund

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Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$7,362,931
Investments, at fair value(>)	7,440,853
Cash	17,524
Cash (restricted)(a)(b)	19,005
Foreign currency holdings(^)	12,476
Unrealized appreciation on foreign currency exchange contracts	21,289
Receivables:
Dividends and interest	31,615
Dividends from affiliated Russell funds	87
Investments sold	162,004
Fund shares sold	6,530
Variation margin on futures contracts	9,211
Other receivable	260
Prepaid expenses	70
Interest rate swap contracts, at fair value(•)	250
Credit default swap contracts, at fair value(+)	299
Total assets	7,721,473

Liabilities
Payables:
Due to broker (c)(d)	2,356
Investments purchased	814,050
Fund shares redeemed	6,866
Accrued fees to affiliates	3,681
Other accrued expenses	447
Variation margin on futures contracts	2,401
Other payable	171
Unrealized depreciation on foreign currency exchange contracts	33,454
Options written, at fair value(x)	285
Index swap contracts, at fair value(8)	105
Interest rate swap contracts, at fair value(•)	3,202
Credit default swap contracts, at fair value(+)	162
Total liabilities	867,180

Net Assets	$6,854,293

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 319

Russell Investment Company
Russell Strategic Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$644
Accumulated net realized gain (loss)	120,267
Unrealized appreciation (depreciation) on:
Investments	77,922
Futures contracts	(1,308)
Options written	484
Index swap contracts	(105)
Interest rate swap contracts	(3,010)
Credit default swap contracts	216
Foreign currency-related transactions	(12,386)
Other investments	(1,755)
Shares of beneficial interest	6,161
Additional paid-in capital	6,667,163
Net Assets	$6,854,293

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.16
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$11.59
Class A — Net assets	$52,956,293
Class A — Shares outstanding ($.01 par value)	4,745,500
Net asset value per share: Class C(#)	$11.15
Class C — Net assets	$68,332,059
Class C — Shares outstanding ($.01 par value)	6,130,738
Net asset value per share: Class E(#)	$11.08
Class E — Net assets	$136,705,583
Class E — Shares outstanding ($.01 par value)	12,342,543
Net asset value per share: Class I(#)	$11.04
Class I — Net assets	$1,241,394,335
Class I — Shares outstanding ($.01 par value)	112,436,158
Net asset value per share: Class S(#)	$11.19
Class S — Net assets	$3,594,445,417
Class S — Shares outstanding ($.01 par value)	321,172,048
Net asset value per share: Class Y(#)	$11.05
Class Y — Net assets	$1,760,459,242
Class Y — Shares outstanding ($.01 par value)	159,254,267
Amounts in thousands
(^) Foreign currency holdings - cost	$12,540
(x) Premiums received on options written	$769
(+) Credit default swap contracts - premiums paid (received)	$(79)
(•) Interest rate swap contracts - premiums paid (received)	$58
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$1,008,035
(8) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$4,089
(b) Cash Collateral for Swaps	$14,916
(c) Due to Broker for Futures	$1,303
(d) Due to Broker for Swaps	$1,053
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

320 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$253
Dividends from affiliated Russell funds	508
Interest	76,636
Total investment income	77,397

Expenses
Advisory fees	17,846
Administrative fees	1,696
Custodian fees	690
Distribution fees - Class A	76
Distribution fees - Class C	258
Transfer agent fees - Class A	61
Transfer agent fees - Class C	69
Transfer agent fees - Class E	143
Transfer agent fees - Class I	731
Transfer agent fees - Class S	3,901
Transfer agent fees - Class Y	38
Professional fees	141
Registration fees	131
Shareholder servicing fees - Class C	86
Shareholder servicing fees - Class E	179
Trustees’ fees	84
Printing fees	151
Miscellaneous	100
Expenses before reductions	26,381
Expense reductions	(1,228)
Net expenses	25,153
Net investment income (loss)	52,244

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	41,046
Futures contracts	19,939
Options written	93
Index swap contracts	12,443
Interest rate swap contracts	6
Credit default swap contracts	2,170
Foreign currency-related transactions	52,507
Net realized gain (loss)	128,204
Net change in unrealized appreciation (depreciation) on:
Investments	(15,935)
Futures contracts	(3,858)
Options written	9
Index swap contracts	924
Interest rate swap contracts	(1,992)
Credit default swap contracts	267
Foreign currency-related transactions	(13,305)
Other investments	1
Net change in unrealized appreciation (depreciation)	(33,889)
Net realized and unrealized gain (loss)	94,315
Net Increase (Decrease) in Net Assets from Operations	$146,559

See accompanying notes which are an integral part of the financial statements.
Russell Strategic Bond Fund 321

	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,244	$121,819
Net realized gain (loss)	128,204	195,925
Net change in unrealized appreciation (depreciation)	(33,889)	(15,362)
Net increase (decrease) in net assets from operations	146,559	302,382

Distributions
From net investment income
Class A	(482)	(817)
Class C	(313)	(388)
Class E	(1,119)	(2,057)
Class I	(11,248)	(19,251)
Class S	(34,956)	(60,800)
Class Y	(17,144)	(35,186)
From net realized gain
Class A	(1,283)	(267)
Class C	(1,354)	(326)
Class E	(2,908)	(762)
Class I	(24,276)	(5,216)
Class S	(80,024)	(17,438)
Class Y	(34,970)	(10,492)
Net decrease in net assets from distributions	(210,077)	(153,000)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(407,578)	(1,099,296)
Total Net Increase (Decrease) in Net Assets	(471,096)	(949,914)

Net Assets
Beginning of period	7,325,389	8,275,303
End of period	$6,854,293	$7,325,389
Undistributed (overdistributed) net investment income included in net assets	$644	$13,662

See accompanying notes which are an integral part of the financial statements.

322 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Statements of Changes in Net Assets

Russell Investment Company
Russell Strategic Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	923	$10,336	1,254	$13,901
Proceeds from reinvestment of distributions	158	1,754	98	1,075
Payments for shares redeemed	(2,093)	(23,247)	(1,433)	(15,855)
Net increase (decrease)	(1,012)	(11,157)	(81)	(879)
Class C
Proceeds from shares sold	585	6,556	1,026	11,337
Proceeds from reinvestment of distributions	150	1,657	64	705
Payments for shares redeemed	(774)	(8,657)	(2,280)	(25,183)
Net increase (decrease)	(39)	(444)	(1,190)	(13,141)
Class E
Proceeds from shares sold	593	6,583	1,986	21,847
Proceeds from reinvestment of distributions	336	3,695	240	2,622
Payments for shares redeemed	(1,664)	(18,407)	(5,809)	(63,626)
Net increase (decrease)	(735)	(8,129)	(3,583)	(39,157)
Class I
Proceeds from shares sold	12,463	138,006	22,733	249,278
Proceeds from reinvestment of distributions	3,207	35,149	2,218	24,188
Payments for shares redeemed	(12,196)	(134,965)	(32,665)	(356,739)
Net increase (decrease)	3,474	38,190	(7,714)	(83,273)
Class S
Proceeds from shares sold	40,582	455,254	99,685	1,106,890
Proceeds from reinvestment of distributions	10,274	114,140	7,023	77,580
Payments for shares redeemed	(88,629)	(992,227)	(123,689)	(1,365,779)
Net increase (decrease)	(37,773)	(422,833)	(16,981)	(181,309)
Class Y
Proceeds from shares sold	9,844	108,609	6,036	66,065
Proceeds from reinvestment of distributions	4,745	52,114	4,189	45,678
Payments for shares redeemed	(14,783)	(163,928)	(81,852)	(893,280)
Net increase (decrease)	(194)	(3,205)	(71,627)	(781,537)
Total increase (decrease)	(36,279)	$(407,578)	(101,176)	$(1,099,296)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 323

Russell Investment Company
Russell Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	11.26	.07	.14	.21	(.09)	(.22)
October 31, 2014	11.01	.15	.29	.44	(.14)	(.05)
October 31, 2013	11.50	.17	(.24)	(.07)	(.18)	(.24)
October 31, 2012	10.95	.26	.64	.90	(.25)	(.10)
October 31, 2011	11.24	.32	(.02)	.30	(.33)	(.26)
October 31, 2010	10.37	.37	.92	1.29	(.42)	—

Class C
April 30, 2015*	11.25	.02	.15	.17	(.05)	(.22)
October 31, 2014	11.01	.07	.27	.34	(.05)	(.05)
October 31, 2013	11.49	.08	(.23)	(.15)	(.09)	(.24)
October 31, 2012	10.95	.17	.64	.81	(.17)	(.10)
October 31, 2011	11.24	.24	(.03)	.21	(.24)	(.26)
October 31, 2010	10.37	.30	.91	1.21	(.34)	—

Class E
April 30, 2015*	11.18	.07	.14	.21	(.09)	(.22)
October 31, 2014	10.94	.15	.28	.43	(.14)	(.05)
October 31, 2013	11.42	.16	(.22)	(.06)	(.18)	(.24)
October 31, 2012	10.88	.26	.64	.90	(.26)	(.10)
October 31, 2011	11.17	.33	(.02)	.31	(.34)	(.26)
October 31, 2010	10.31	.39	.90	1.29	(.43)	—

Class I
April 30, 2015*	11.14	.08	.15	.23	(.11)	(.22)
October 31, 2014	10.91	.18	.28	.46	(.18)	(.05)
October 31, 2013	11.39	.20	(.23)	(.03)	(.21)	(.24)
October 31, 2012	10.85	.29	.64	.93	(.29)	(.10)
October 31, 2011	11.14	.35	(.02)	.33	(.36)	(.26)
October 31, 2010	10.28	.41	.91	1.32	(.46)	—

Class S
April 30, 2015*	11.29	.08	.14	.22	(.10)	(.22)
October 31, 2014	11.05	.18	.28	.46	(.17)	(.05)
October 31, 2013	11.53	.19	(.22)	(.03)	(.21)	(.24)
October 31, 2012	10.98	.28	.65	.93	(.28)	(.10)
October 31, 2011	11.27	.35	(.03)	.32	(.35)	(.26)
October 31, 2010	10.39	.41	.92	1.33	(.45)	—

Class Y
April 30, 2015*	11.15	.09	.14	.23	(.11)	(.22)
October 31, 2014	10.92	.19	.27	.46	(.18)	(.05)
October 31, 2013	11.40	.21	(.22)	(.01)	(.23)	(.24)
October 31, 2012	10.86	.30	.64	.94	(.30)	(.10)
October 31, 2011	11.15	.37	(.03)	.34	(.37)	(.26)
October 31, 2010	10.29	.42	.91	1.33	(.47)	—

See accompanying notes which are an integral part of the financial statements.

324 Russell Strategic Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.31)	11.16	1.89	52,956	1.03	.98	1.18	64
(.19)	11.26	4.03	64,810	1.03	1.00	1.35	133
(.42)	11.01	(.62)	64,310	1.03	1.01	1.50	104
(.35)	11.50	8.44	101,799	1.02	1.00	2.32	186
(.59)	10.95	2.92	100,094	1.03	1.00	2.92	233
(.42)	11.24	12.90	66,054	1.01	.96	3.48	206

(.27)	11.15	1.57	68,332	1.78	1.73	.44	64
(.10)	11.25	3.15	69,413	1.78	1.75	.60	133
(.33)	11.01	(1.34)	81,015	1.78	1.76	.74	104
(.27)	11.49	7.56	107,160	1.77	1.75	1.56	186
(.50)	10.95	1.95	100,729	1.78	1.75	2.22	233
(.34)	11.24	12.03	114,841	1.76	1.71	2.78	206

(.31)	11.08	1.90	136,706	1.03	.98	1.18	64
(.19)	11.18	3.96	146,158	1.03	1.00	1.34	133
(.42)	10.94	(.59)	182,211	1.03	1.02	1.46	104
(.36)	11.42	8.46	164,834	1.02	.97	2.33	186
(.60)	10.88	2.91	150,015	1.03	.94	3.02	233
(.43)	11.17	13.07	155,358	1.01	.87	3.62	206

(.33)	11.04	2.06	1,241,394.70		.69	1.48	64
(.22)	11.14	4.20	1,214,059.70		.70	1.64	133
(.45)	10.91	(.24)	1,272,388.70		.70	1.79	104
(.39)	11.39	8.78	1,312,829.69		.69	2.63	186
(.62)	10.85	3.27	1,318,893.70		.69	3.27	233
(.46)	11.14	13.17	1,339,399.68		.64	3.86	206

(.32)	11.19	2.01	3,594,446.78		.73	1.43	64
(.22)	11.29	4.19	4,052,322.78		.75	1.60	133
(.45)	11.05	(.34)	4,152,586.78		.76	1.72	104
(.38)	11.53	8.71	3,773,716.77		.75	2.55	186
(.61)	10.98	3.15	3,220,163.78		.75	3.19	233
(.45)	11.27	13.13	2,536,795.76		.71	3.77	206

(.33)	11.05	2.11	1,760,459.59		.57	1.59	64
(.23)	11.15	4.31	1,778,627.59		.59	1.75	133
(.47)	10.92	(.15)	2,522,793.58		.58	1.90	104
(.40)	11.40	8.89	2,585,753.59		.59	2.73	186
(.63)	10.86	3.36	2,756,966.60		.59	3.38	233
(.47)	11.15	13.35	2,946,842.59		.56	3.97	206

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 325

Russell Investment Company
Russell Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,020.10	$1,020.78
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$4.06	$4.06

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,016.60	$1,017.06
	Expenses Paid During Period*	$7.80	$7.80
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.56%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,020.10	$1,020.78
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$4.06	$4.06
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

326 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,021.80	$1,022.41
Expenses Paid During Period*	$2.41	$2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,021.40	$1,022.02
Expenses Paid During Period*	$2.81	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,022.40	$1,023.01
Expenses Paid During Period*	$1.81	$1.81

* Expenses are equal to the Fund's annualized expense ratio of 0.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Grade Bond Fund 327

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 87.9%			Series 2005-W2 Class A2B1
Asset-Backed Securities - 9.0%			0.381% due 10/25/35 (Ê)	15	15
Access Group, Inc.			Asset Backed Funding Certificates Trust
			Series 2005-WMC1 Class M1
Series 2004-2 Class A3			0.841% due 06/25/35 (Ê)	418	413
0.467% due 10/25/24 (Ê)	700	662
Accredited Mortgage Loan Trust			Bank of America Credit Card Trust
			Series 2007-A1 Class A1
Series 2007-1 Class A4			5.170% due 06/15/19	2,300	2,465
0.401% due 02/25/37 (Ê)	2,583	2,046
			Series 2015-A2 Class A
Ally Auto Receivables Trust			1.360% due 09/15/20	536	536
Series 2012-1 Class A4
1.210% due 07/15/16	388	388	Bayview Financial Acquisition Trust
			Series 2006-A Class 1A3
Series 2012-3 Class A3			5.865% due 02/28/41	410	424
0.850% due 08/15/16	708	708	Bear Stearns Asset Backed Securities
Series 2012-4 Class A3			I Trust
0.590% due 01/17/17	972	972	Series 2005-TC2 Class A3
Series 2012-5 Class A3			0.544% due 08/25/35 (Ê)	228	227
0.620% due 03/15/17	2,217	2,218	BMW Vehicle Owner Trust
Series 2013-1 Class A3			Series 2013-A Class A3
0.630% due 05/15/17	660	660	0.670% due 11/27/17	302	303
Ally Master Owner Trust			Brazos Higher Education Authority, Inc.
Series 2012-3 Class A1			Series 2010-1 Class A2
0.882% due 06/15/17 (Ê)	385	385	1.433% due 02/25/35 (Ê)	1,100	1,141
Series 2013-1 Class A2			Series 2011-2 Class A3
1.000% due 02/15/18	2,330	2,335	1.277% due 10/27/36 (Ê)	725	734
Alm Loan Funding			California Republic Auto Receivables
Series 2012-7A Class A1			Trust
1.695% due 10/19/24 (Ê)(Þ)	750	750	Series 2014-2 Class A4
American Express Credit Account			1.570% due 12/16/19	894	898
Master Trust			Capital Auto Receivables Asset Trust
Series 2012-2 Class A			Series 2013-1 Class B
0.680% due 03/15/18	880	881	1.290% due 04/20/18	1,450	1,449
Series 2012-3 Class A			Series 2013-3 Class A2
0.332% due 03/15/18 (Ê)	290	290	1.040% due 11/21/16	1,029	1,030
American Homes 4 Rent			Capital One Multi-Asset Execution Trust
Series 2014-SFR2 Class A			Series 2014-A4 Class A
3.786% due 10/17/36 (Þ)	972	1,018	0.535% due 06/15/22 (Ê)	282	283
American Money Management Corp.			Series 2015-A1 Class A
1.680% due 07/27/26 (µ)(ƒ)(Þ)	750	748	1.390% due 01/15/21	834	834
AmeriCredit Automobile Receivables			CarFinance Capital Auto Trust
Trust			Series 2014-1A Class A
Series 2012-5 Class A3			1.460% due 12/17/18 (Þ)	550	549
0.620% due 06/08/17	185	185	Series 2015-1A Class A
Series 2014-1 Class A2			1.750% due 06/15/21 (Þ)	527	528
0.570% due 07/10/17	1,008	1,008	CarMax Auto Owner Trust
Series 2014-2 Class A2A			Series 2013-1 Class A3
0.540% due 10/10/17	440	440	0.600% due 10/16/17	367	367
Series 2014-2 Class A2B			Carnow Auto Receivables Trust
0.460% due 10/10/17 (Ê)	1,500	1,499	Series 2014-1A Class A
Series 2014-3 Class B			0.960% due 01/17/17 (Þ)	385	385
1.920% due 11/08/19	240	241	Carrington Mortgage Loan Trust
Series 2015-1 Class A3			Series 2005-NC3 Class M1
1.260% due 11/08/19	1,103	1,104	0.621% due 06/25/35 (Ê)	1,031	1,031
Series 2015-2 Class A2A			Series 2005-NC5 Class A2
0.830% due 09/10/18	929	929	0.501% due 10/25/35 (Ê)	8	8
Series 2015-2 Class B			CCG Receivables Trust
1.820% due 07/08/20	193	193	Series 2013-1 Class A2
Ameriquest Mortgage Securities, Inc.			1.050% due 08/14/20 (Þ)	380	381
0.580% due 07/25/35 (Ê)	1,170	1,168	Series 2014-1 Class A2
Series 2005-R10 Class A2B			1.060% due 11/15/21 (Þ)	665	665
0.401% due 01/25/36 (Ê)	68	67	Centex Home Equity Loan Trust
Argent Securities, Inc.			Series 2003-B Class AF4
			3.735% due 02/25/32	2,253	2,265

See accompanying notes which are an integral part of the financial statements.

328 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-D Class M1			Series 2003-T4 Class 2A5
0.611% due 10/25/35 (Ê)	1,303	1,298	5.289% due 09/26/33	715	783
CFC LLC			Fannie Mae Whole Loan
Series 2013-1A Class A			Series 2003-W5 Class A
1.650% due 07/17/17 (Þ)	84	84	0.401% due 04/25/33 (Ê)	42	41
Chase Issuance Trust			Series 2003-W9 Class A
Series 2007-A2 Class A2			0.421% due 06/25/33 (Ê)	59	57
0.232% due 04/15/19 (Ê)	809	807	Flatiron CLO, Ltd.
Series 2012-A3 Class A3			1.607% due 07/17/26 (Þ)	730	727
0.790% due 06/15/17	2,155	2,156	Ford Credit Auto Owner Trust
Series 2015-A2 Class A			Series 2011-B Class A4
1.590% due 02/18/20	840	846	1.350% due 12/15/16	119	119
Series 2015-A3 Class A			Series 2012-D Class A3
0.431% due 04/15/19 (Ê)	553	553	0.510% due 04/15/17	342	342
Chesapeake Funding LLC			Series 2013-A Class A3
Series 2014-1A Class C			0.550% due 07/15/17	429	429
1.378% due 03/07/26 (Ê)(Þ)	365	364	Series 2013-C Class A3
CIT Education Loan Trust			0.820% due 12/15/17	870	871
Series 2007-1 Class A			Series 2014-A Class A2
0.357% due 03/25/42 (Ê)(Þ)	811	772	0.480% due 11/15/16	540	540
Citibank Credit Card Issuance Trust			Series 2014-B Class A4
Series 2006-A7 Class A7			1.420% due 08/15/19	1,364	1,370
0.331% due 12/17/18 (Ê)	2,060	2,055	Series 2015-A Class A4
CountryPlace Manufactured Housing			1.640% due 06/15/20	550	553
Contract Trust			Ford Credit Floorplan Master Owner
Series 2005-1 Class A4			Trust
5.200% due 12/15/35 (Þ)	675	709	Series 2013-3 Class A2
Countrywide Asset-Backed Certificates			0.482% due 06/15/17 (Ê)	330	330
Series 2006-BC1 Class 1A			Higher Education Funding I
0.381% due 04/25/36 (Ê)	396	358	Series 2014-1 Class A
Series 2006-BC4 Class 2A2			1.311% due 05/25/34 (Ê)(Þ)	689	697
0.341% due 11/25/36 (Ê)	1,069	1,004	Honda Auto Receivables Owner Trust
Credit-Based Asset Servicing and			1.310% due 10/15/20	559	560
Securitization LLC			Series 2012-1 Class A4
Series 2004-CB7 Class AF5			0.970% due 04/16/18	811	811
4.885% due 10/25/34	312	324	Series 2012-3 Class A4
Series 2005-CB5 Class AV2			0.740% due 10/15/18	455	455
0.434% due 08/25/35 (Ê)	4	4	Series 2013-2 Class A3
Discover Card Execution Note Trust			0.530% due 02/16/17	1,648	1,648
Series 2012-A3 Class A3			Hyundai Auto Receivables Trust
0.860% due 11/15/17	1,390	1,390	Series 2011-C Class A4
Series 2015-A2 Class A			1.300% due 02/15/18	1,017	1,020
1.900% due 10/17/22	504	504	Series 2013-A Class A3
DT Auto Owner Trust			0.560% due 07/17/17	1,933	1,933
Series 2015-1A Class A			Series 2014-A Class A3
1.060% due 09/17/18 (Þ)	693	693	0.790% due 07/16/18	415	415
Education Loan Asset-Backed Trust I			Series 2015-A Class A3
Series 2013-1 Class B1			1.050% due 04/15/19	777	778
1.174% due 11/25/33 (Ê)(Þ)	1,651	1,541	Series 2015-B Class A2A
Educational Funding of the South, Inc.			0.690% due 04/16/18	1,351	1,350
Series 2011-1 Class A2
0.927% due 04/25/35 (Ê)	682	680	JGWPT XXX LLC
			Series 2013-3A Class A
EFS Volunteer No. 3 LLC			4.080% due 01/17/73 (Þ)	451	476
Series 2012-1 Class A3
1.171% due 04/25/33 (Ê)(Þ)	775	785	JGWPT XXXII LLC
			Series 2014-2A Class A
Exeter Automobile Receivables Trust			3.610% due 01/17/73 (Þ)	601	619
Series 2013-1A Class A			Lehman ABS Manufactured Housing
1.290% due 10/16/17 (Þ)	147	147	Contract Trust
Series 2014-3A Class A			Series 2001-B Class A4
1.320% due 01/15/19 (Þ)	579	579	5.270% due 04/15/40	391	415
Fannie Mae Grantor Trust			Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-T4 Class 1A			Series 2003-NC6 Class M1
0.393% due 09/26/33 (Ê)	110	109	1.381% due 06/25/33 (Ê)	247	240

			See accompanying notes which are an integral part of the financial statements.

			Russell Investment Grade Bond Fund 329

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-NC7 Class M1			Series 2013-1 Class A3
1.231% due 06/25/33 (Ê)	209	197	0.620% due 06/15/17	201	201
Navient Private Education Loan Trust			Series 2013-1 Class B
Series 2014-AA Class A2A			1.160% due 01/15/19	1,795	1,798
2.740% due 02/15/29 (Þ)	1,285	1,300	Series 2013-2 Class A3
Navient Student Loan Trust			0.700% due 09/15/17	2,032	2,031
Series 2014-2 Class A			Series 2013-3 Class A3
0.814% due 03/25/43 (Ê)	1,449	1,437	0.700% due 10/16/17	3,749	3,749
Series 2014-3 Class A			Series 2014-1 Class A2A
0.794% due 03/25/43 (Ê)	1,876	1,858	0.660% due 06/15/17	482	482
Nelnet Student Loan Trust			Series 2014-3 Class A2A
Series 2011-1A Class A			0.540% due 08/15/17	834	834
1.031% due 02/25/43 (Ê)(Þ)	1,254	1,276	Series 2014-3 Class B
Series 2014-4A Class A2			1.450% due 05/15/19	264	264
1.121% due 11/25/43 (Ê)(Þ)	725	725	Series 2014-4 Class A2B
Series 2015-2A Class A2			1.000% due 01/16/18	741	740
0.821% due 09/25/42 (Ê)(Þ)	1,340	1,340	Series 2014-4 Class B
New Century Home Equity Loan Trust			1.820% due 05/15/19	1,264	1,265
Series 2005-2 Class M1			Series 2015-2 Class B
0.611% due 06/25/35 (Ê)	1,629	1,624	1.830% due 01/15/20	629	628
Series 2005-4 Class A2C			Series 2015-2 Class C
0.551% due 09/25/35 (Ê)	544	543	2.440% due 04/15/21	205	205
Nissan Auto Receivables Owner Trust			Saxon Asset Securities Trust
Series 2011-B Class A4			Series 2004-1 Class A
1.240% due 01/16/18	1,470	1,473	0.714% due 03/25/35 (Ê)	57	51
Series 2014-B Class A3			SLM Private Education Loan Trust
1.110% due 05/15/19	657	659	Series 2010-A Class 2A
Series 2015-A Class A3			3.432% due 05/16/44 (Ê)(Þ)	2,727	2,884
1.050% due 10/15/19	1,477	1,475	SLM Student Loan Trust
North Carolina State Education			Series 2005-8 Class A4
Assistance Authority			1.027% due 01/25/28 (Ê)	1,660	1,656
Series 2011-2 Class A2			Series 2006-2 Class A6
1.056% due 07/25/25 (Ê)	750	752	0.447% due 01/25/41 (Ê)	950	892
Park Place Securities, Inc.			Series 2006-8 Class A6
Series 2005-WCH1 Class M2			0.437% due 01/25/41 (Ê)	950	889
0.961% due 01/25/36 (Ê)	891	886	Series 2007-6 Class B
Series 2005-WHQ2 Class A1B			1.127% due 04/27/43 (Ê)	143	130
0.451% due 05/25/35 (Ê)	350	349
Popular ABS Mortgage Pass-Through			Series 2007-7 Class B
			0.979% due 10/25/28	320	285
Trust			Series 2007-8 Class B
Series 2005-6 Class A3
4.322% due 01/25/36	119	113	1.229% due 04/27/43	287	270
Prestige Auto Receivables Trust			Series 2008-2 Class B
Series 2013-1A Class A2			1.477% due 01/25/29 (Ê)	160	149
1.090% due 02/15/18 (Þ)	185	185	Series 2008-3 Class B
Series 2014-1A Class A3			1.477% due 04/25/29 (Ê)	160	149
1.520% due 04/15/20 (Þ)	900	901	Series 2008-4 Class A4
RAMP Trust			1.927% due 07/25/22 (Ê)	2,400	2,498
Series 2003-RS2 Class AII			Series 2008-4 Class B
0.861% due 03/25/33 (Ê)	47	42	2.127% due 04/25/29 (Ê)	160	156
Series 2003-RS11 Class AI6A			Series 2008-5 Class B
5.980% due 12/25/33	169	182	2.127% due 07/25/29 (Ê)	230	233
RASC Trust			Series 2008-6 Class B
Series 2001-KS3 Class AII			2.127% due 07/25/29 (Ê)	160	161
0.641% due 09/25/31 (Ê)	23	22	Series 2008-7 Class B
Series 2003-KS4 Class AIIB			2.127% due 07/25/29 (Ê)	160	161
0.761% due 06/25/33 (Ê)	95	80	Series 2008-8 Class B
Renaissance Home Equity Loan Trust			2.527% due 10/25/29 (Ê)	160	166
Series 2005-2 Class AF4			Series 2008-9 Class A
4.934% due 08/25/35	585	588	1.777% due 04/25/23 (Ê)	287	295
Series 2006-1 Class AF6			Series 2008-9 Class B
5.746% due 05/25/36	208	149	2.527% due 10/25/29 (Ê)	230	240

Santander Drive Auto Receivables Trust

See accompanying notes which are an integral part of the financial statements.

330 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-4 Class A			Altria Group, Inc.
0.724% due 06/25/27 (Ê)	601	603	10.200% due 02/06/39	399	693
SMB Private Education Loan Trust			Amazon.com, Inc.
Series 2015-A3 Class A3			4.950% due 12/05/44	425	452
1.680% due 02/17/32 (Å)(Ê)	1,345	1,345	American Airlines Pass-Through Trust
SoFi Professional Loan Program LLC			Series 2013-2 Class A
Series 2014-B Class A2			4.950% due 01/15/23	1,145	1,249
2.550% due 08/27/29 (Þ)	1,287	1,302	American Campus Communities
Specialty Underwriting & Residential			Operating Partnership, LP
Finance Trust			4.125% due 07/01/24	340	353
Series 2003-BC1 Class A			American Electric Power Co., Inc.
0.861% due 01/25/34 (Ê)	25	22	1.650% due 12/15/17	440	443
Structured Asset Securities Corp.			American Express Co.
Mortgage Loan Trust			3.625% due 12/05/24	765	775
Series 2005-WF4 Class A4			American Honda Finance Corp.
0.541% due 11/25/35 (Ê)	72	72	0.950% due 05/05/17	1,117	1,116
Synchrony Credit Card Master Note Trust			2.250% due 08/15/19	855	868
Series 2015-1 Class A			American International Group, Inc.
2.370% due 03/15/23	564	572	4.375% due 01/15/55	695	675
Tidewater Auto Receivables Trust			American Tower Trust I
Series 2014-AA Class A3			3.070% due 03/15/23 (Þ)	1,000	999
1.400% due 07/15/18 (Þ)	1,475	1,474	Amgen, Inc.
Toyota Auto Receivables Owner Trust			4.400% due 05/01/45	833	821
Series 2013-A Class A3
0.550% due 01/17/17	466	466	Anadarko Petroleum Corp.
			4.500% due 07/15/44	200	201
U.S. Residential Opportunity Fund Trust
Series 2015-1IV Class A			Anheuser-Busch InBev Worldwide, Inc.
3.721% due 02/27/35 (Þ)	316	316	1.375% due 07/15/17	1,935	1,950
Series 2015-1III Class A			5.375% due 01/15/20	545	624
3.721% due 01/27/35 (Þ)	243	245	Apache Corp.
Volkswagen Auto Loan Enhanced Trust			3.250% due 04/15/22	445	448
Series 2012-1 Class A3			Apollo Management Holdings, LP
0.850% due 08/22/16	243	243	4.000% due 05/30/24 (Þ)	790	808
Series 2012-2 Class A3			Apple, Inc.
0.460% due 01/20/17	1,084	1,084	0.503% due 05/03/18 (Ê)	1,875	1,880
VOLT XXII LLC			2.150% due 02/09/22	820	806
Series 2015-NPL4 Class A1			3.450% due 02/09/45	590	528
3.500% due 02/25/55 (Þ)	273	273	ARC Properties Operating Partnership,
VOLT XXXI LLC			LP
Series 2015-NPL2 Class A1			2.000% due 02/06/17	750	729
3.375% due 02/25/55 (Þ)	292	292	AT&T, Inc.
World Financial Network Credit Card			2.950% due 05/15/16	965	984
Master Trust			2.450% due 06/30/20	1,005	1,004
Series 2015-A Class A			3.000% due 06/30/22	2,655	2,638
0.703% due 02/15/22 (Ê)	259	259	3.400% due 05/15/25	1,471	1,455
World Omni Auto Receivables Trust			4.500% due 05/15/35	3,025	2,962
Series 2014-A Class A2			4.300% due 12/15/42	296	271
0.430% due 05/15/17	1,221	1,221	4.750% due 05/15/46	560	548
Series 2014-B Class A4			BAE Systems Holdings, Inc.
1.680% due 12/15/20	722	724	3.800% due 10/07/24 (Þ)	1,070	1,118
World Omni Automobile Lease			Bank of America Corp.
Securitization Trust			2.000% due 01/11/18	2,660	2,677
Series 2013-A Class A2A			4.200% due 08/26/24	890	899
0.730% due 05/16/16	937	937	4.000% due 01/22/25	2,039	2,021
		126,235	4.875% due 04/01/44	468	510
Corporate Bonds and Notes - 21.2%			Series L
21st Century Fox America, Inc.			2.600% due 01/15/19	387	393
6.150% due 02/15/41	775	962	2.250% due 04/21/20	1,502	1,491
8.250% due 10/17/96	65	90	3.950% due 04/21/25	930	916
Alcoa, Inc.			Bank of America NA
5.950% due 02/01/37	180	191	Series BKNT
Allstate Corp. (The)			5.300% due 03/15/17	400	426
5.750% due 08/15/53	980	1,068	0.571% due 06/15/17 (Ê)	1,340	1,331

			See accompanying notes which are an integral part of the financial statements.

			Russell Investment Grade Bond Fund 331

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.100% due 06/15/17	1,900	2,063	Series 2013
6.000% due 10/15/36	1,300	1,618	5.623% due 11/15/43	200	242
Bank of New York Mellon Corp. (The)			Cleveland Clinic Bonds
1.969% due 06/20/17	765	778	4.858% due 01/01/14	290	290
Series G			Coca-Cola Enterprises, Inc.
2.200% due 05/15/19	640	649	2.000% due 08/19/16	500	507
Barrick NA Finance LLC			Columbia Property Trust Operating
5.750% due 05/01/43	182	184	Partnership, LP
Bayer US Finance LLC			4.150% due 04/01/25	815	835
2.375% due 10/08/19 (Þ)	705	716	Comcast Corp.
Baylor Scott & White Holdings			4.200% due 08/15/34	759	787
4.185% due 11/15/45	460	454	6.950% due 08/15/37	855	1,159
Bear Stearns Cos. LLC (The)			4.650% due 07/15/42	635	682
5.550% due 01/22/17	890	951	Commonwealth Edison Co.
7.250% due 02/01/18	425	487	5.800% due 03/15/18	865	973
Becton Dickinson and Co.			ConAgra Foods, Inc.
2.675% due 12/15/19	660	673	4.950% due 08/15/20	825	902
3.250% due 11/12/20	590	612	ConocoPhillips Co.
Bellsouth Capital Funding Corp.			4.300% due 11/15/44	700	720
7.875% due 02/15/30	635	846	Consolidated Edison Co. of New York,
Berkshire Hathaway Energy Co.			Inc.
4.500% due 02/01/45	495	529	4.625% due 12/01/54	509	548
Berkshire Hathaway Finance Corp.			Continental Airlines Pass-Through Trust
4.400% due 05/15/42	400	430	Series 071A Class A
			5.983% due 04/19/22	1,334	1,501
BMW US Capital LLC Co.
0.568% due 06/02/17 (Þ)	1,400	1,399	Series 09-1
			9.000% due 07/08/16	357	386
Boston Scientific Corp.
6.000% due 01/15/20	495	569	Continental Resources, Inc.
			4.900% due 06/01/44	200	186
Brixmor Operating Partnership, LP
3.850% due 02/01/25	545	546	Corporate Office Properties, LP
Burlington Northern and Santa Fe			3.700% due 06/15/21	815	820
Railway Co. Pass-Through Trust			Crown Castle Towers LLC
Series 2005-4			4.174% due 08/15/17 (Þ)	1,550	1,612
4.967% due 04/01/23	105	115	3.222% due 05/15/42 (Þ)	760	760
Burlington Northern Santa Fe LLC			CSX Corp.
3.000% due 04/01/25	1,175	1,177	3.950% due 05/01/50	432	413
6.875% due 12/01/27	90	115	CVS Pass-Through Trust
4.900% due 04/01/44	125	141	4.163% due 08/10/36	89	92
Capital One Financial Corp.			Delta Air Lines Pass-Through Trust
2.450% due 04/24/19	730	737	Series 2010-1 Class A
3.200% due 02/05/25	712	701	6.200% due 07/02/18	247	272
CBS Corp.			Devon Energy Corp.
4.300% due 02/15/21	955	1,033	4.000% due 07/15/21	485	516
4.600% due 01/15/45	675	651	Dignity Health
CenterPoint Energy Houston Electric			5.267% due 11/01/64	202	217
LLC			DIRECTV Holdings LLC / DIRECTV
4.500% due 04/01/44	600	671	Financing Co., Inc.
			5.000% due 03/01/21	1,595	1,765
CenterPoint Energy Resources Corp.			4.450% due 04/01/24	973	1,027
6.125% due 11/01/17	125	139
Chevron Corp.			5.150% due 03/15/42	89	90
2.411% due 03/03/22	555	557	Discover Financial Services
Cigna Corp.			3.950% due 11/06/24	865	875
3.250% due 04/15/25	393	394	Dominion Gas Holdings LLC
Citigroup, Inc.			2.500% due 12/15/19	345	351
1.350% due 03/10/17	1,245	1,243	4.600% due 12/15/44	105	111
6.000% due 08/15/17	475	521	Dow Chemical Co. (The)
6.125% due 11/21/17	1,980	2,196	4.625% due 10/01/44	745	759
1.700% due 04/27/18	2,678	2,665	Duke Energy Carolinas LLC
2.500% due 09/26/18	2,025	2,064	4.250% due 12/15/41	500	540
5.375% due 08/09/20	500	569	Duke Energy Progress, Inc.
			3.000% due 09/15/21	1,020	1,061
3.875% due 03/26/25	645	638	eBay, Inc.
City of Hope (The)
See accompanying notes which are an integral part of the financial statements.

332 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.479% due 07/28/17 (Ê)	935	919	1.400% due 10/20/17	390	391
0.735% due 08/01/19 (Ê)	775	759	2.200% due 10/21/19	485	488
Eli Lilly & Co.			General Motors Co.
3.700% due 03/01/45	315	304	5.000% due 04/01/35	396	413
Energy Transfer Partners, LP			General Motors Financial Co., Inc.
4.050% due 03/15/25	544	544	4.750% due 08/15/17	500	527
6.050% due 06/01/41	680	732	3.450% due 04/10/22	460	457
Enterprise Products Operating LLC			Georgia Power Co.
5.250% due 01/31/20	760	858	4.300% due 03/15/42	445	472
5.100% due 02/15/45	630	673	Georgia-Pacific LLC
ERAC USA Finance LLC			2.539% due 11/15/19 (Þ)	975	983
2.350% due 10/15/19 (Þ)	1,756	1,760	8.875% due 05/15/31	695	1,045
ERP Operating Limited Partnership			Gilead Sciences, Inc.
2.375% due 07/01/19 (ö)	1,726	1,745	3.500% due 02/01/25	420	436
4.500% due 07/01/44	261	272	4.500% due 02/01/45	620	653
Essex Portfolio, LP			Glencore Funding LLC
3.500% due 04/01/25	640	643	2.875% due 04/16/20 (Å)	1,332	1,331
Exelon Generation Co. LLC			Goldman Sachs Capital I
5.600% due 06/15/42	655	732	6.345% due 02/15/34 (Æ)	1,095	1,319
Express Scripts Holding Co.			Goldman Sachs Group, Inc. (The)
6.125% due 11/15/41	110	136	6.250% due 09/01/17	1,025	1,132
Exxon Mobil Corp.			2.900% due 07/19/18	1,175	1,211
0.311% due 03/15/17 (Ê)	1,250	1,250	2.625% due 01/31/19	535	545
Farmers Exchange Capital			2.550% due 10/23/19	785	794
7.200% due 07/15/48 (Þ)	700	910	2.600% due 04/23/20	720	723
Farmers Exchange Capital II			5.750% due 01/24/22	640	743
6.151% due 11/01/53 (Þ)	700	786	3.625% due 01/22/23	501	514
FedEx Corp.			1.861% due 11/29/23 (Ê)	490	499
4.500% due 02/01/65	248	237	3.500% due 01/23/25	1,845	1,846
Fifth Third Bank			6.750% due 10/01/37	750	942
2.375% due 04/25/19	605	613	4.800% due 07/08/44	975	1,036
FirstEnergy Corp.			HCP, Inc.
Series C			6.300% due 09/15/16	135	144
7.375% due 11/15/31	197	251	4.250% due 11/15/23	1,085	1,132
FirstEnergy Transmission, LLC
5.450% due 07/15/44	992	1,079	Health Care REIT, Inc.
			6.125% due 04/15/20	1,000	1,161
Ford Motor Credit Co. LLC			4.950% due 01/15/21	245	272
1.700% due 05/09/16	1,000	1,005
1.461% due 03/27/17	1,442	1,442	6.500% due 03/15/41	530	685
1.214% due 01/09/18 (Ê)	500	501	Hewlett-Packard Co.
2.145% due 01/09/18	965	974	3.300% due 12/09/16	1,605	1,658
			3.750% due 12/01/20	1,435	1,513
Forest 4.875% Laboratories, due 02/15/21 Inc. (Þ)	1,230	1,348	Hospira, Inc.
			5.200% due 08/12/20	1,780	2,027
Freeport-McMoRan, 2.300% due 11/14/17 Inc.	1,125	1,130	HSBC USA, Inc.
4.000% due 11/14/21	595	588	2.350% due 03/05/20	1,106	1,108
3.875% due 03/15/23	755	711	Huntington National Bank (The)
			Series BKNT
General Electric Capital Corp.			1.300% due 11/20/16	1,240	1,241
0.427% due 02/15/17 (Ê)	900	901	International Business Machines Corp.
4.375% due 09/16/20	700	780	0.445% due 02/06/18 (Ê)	415	415
0.635% due 05/05/26 (Ê)	735	703	ITC Holdings Corp.
5.875% due 01/14/38	365	474	5.300% due 07/01/43	390	450
Series GMTN			Jersey Central Power & Light Co.
0.926% due 07/12/16 (Ê)	1,001	1,008	6.400% due 05/15/36	383	458
2.200% due 01/09/20	1,280	1,297	JM Smucker Co. (The)
3.100% due 01/09/23	685	709	2.500% due 03/15/20 (Þ)	720	725
6.150% due 08/07/37	670	897	John Deere Capital Corp.
General Electric Co.			2.050% due 03/10/20	1,303	1,309
5.250% due 12/06/17	815	898	Johnson & Johnson
4.500% due 03/11/44	1,270	1,394	0.332% due 11/28/16 (Ê)	1,550	1,551
General Mills, Inc.			JPMorgan Chase & Co.

			See accompanying notes which are an integral part of the financial statements.
			Russell Investment Grade Bond Fund 333

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.350% due 02/15/17	1,210	1,213	3.950% due 04/15/45	478	456
2.250% due 01/23/20	2,580	2,573	Morgan Stanley
3.875% due 09/10/24	1,860	1,879	0.725% due 10/18/16 (Ê)	545	545
4.125% due 12/15/26	205	209	5.550% due 04/27/17	410	442
JPMorgan Chase Bank NA			1.875% due 01/05/18	530	532
Series BKNT			2.125% due 04/25/18	2,290	2,309
5.875% due 06/13/16	85	90	3.875% due 04/29/24	2,077	2,150
6.000% due 10/01/17	1,800	1,989	3.950% due 04/23/27	967	949
JPMorgan Chase Capital XXIII			4.300% due 01/27/45	935	919
1.257% due 05/15/47 (Æ)(Ê)	3,495	2,818	Series GMTN
KCP&L Greater Missouri Operations Co.			5.450% due 01/09/17	600	640
8.270% due 11/15/21	425	543	5.500% due 07/24/20	535	609
Kimco Realty Corp.			MUFG Americas Holdings Corp.
4.250% due 04/01/45	443	418	2.250% due 02/10/20	1,630	1,631
Kinder Morgan Energy Partners, LP			Mutual of Omaha Insurance Co.
6.500% due 02/01/37	205	219	4.297% due 07/15/54 (Þ)	650	665
5.500% due 03/01/44	465	468	National City Bank
5.400% due 09/01/44	295	290	Series BKNT
Kinder Morgan, Inc.			0.634% due 06/07/17 (Ê)	900	896
5.000% due 02/15/21 (Þ)	700	755	Nationwide Mutual Insurance Co.
5.300% due 12/01/34	1,355	1,345	Series 144a
KKR Group Finance Co. III LLC			2.561% due 12/15/24 (Ê)(Þ)	700	700
5.125% due 06/01/44 (Þ)	1,405	1,431	NextEra Energy Capital Holdings, Inc.
Kroger Co. (The)			2.700% due 09/15/19	375	383
2.300% due 01/15/19	765	775	Niagara Mohawk Power Corp.
Lehman Brothers Holdings Capital Trust			4.278% due 10/01/34 (Þ)	546	577
VII			NiSource Finance Corp.
5.857% due 11/29/49 (ƒ)(Ø)	1,450	—	6.400% due 03/15/18	250	284
Lehman Brothers Holdings, Inc.			Noble Energy, Inc.
6.500% due 07/19/17 (Ø)	390	—	3.900% due 11/15/24	230	236
6.750% due 12/28/17 (Ø)	990	—	5.250% due 11/15/43	322	344
Liberty Property, LP			North Shore Long Island Jewish Health
3.750% due 04/01/25	655	656	Care, Inc.
Life Technologies Corp.			4.800% due 11/01/42	575	555
6.000% due 03/01/20	760	874	NYU Hospitals Center
Lockheed Martin Corp.			5.750% due 07/01/43	136	162
2.900% due 03/01/25	955	955	Oncor Electric Delivery Co. LLC
Manufacturers & Traders Trust Co.			6.800% due 09/01/18	1,350	1,572
5.585% due 12/28/20	180	185	3.750% due 04/01/45 (Þ)	1,442	1,392
McKesson Corp.			Oracle Corp.
2.284% due 03/15/19	1,415	1,430	2.250% due 10/08/19	3,607	3,665
Medco Health Solutions, Inc.			2.500% due 05/15/22	1,080	1,073
4.125% due 09/15/20	675	728	2.950% due 05/15/25	1,695	1,678
Medtronic, Inc.			3.900% due 05/15/35	1,632	1,607
2.500% due 03/15/20 (Þ)	620	633	PACCAR Financial Corp.
3.150% due 03/15/22 (Þ)	1,276	1,318	0.454% due 06/06/17 (Ê)	50	50
3.500% due 03/15/25 (Þ)	1,123	1,161	0.864% due 12/06/18 (Ê)	510	513
4.375% due 03/15/35 (Þ)	499	527	Pacific Gas & Electric Co.
4.625% due 03/15/45 (Þ)	775	835	4.750% due 02/15/44	416	469
Merck & Co., Inc.			PacifiCorp
0.616% due 05/18/18 (Ê)	1,870	1,878	2.950% due 02/01/22	945	969
2.350% due 02/10/22	1,085	1,079	Panhandle Eastern Pipe Line Co., LP
2.750% due 02/10/25	781	774	8.125% due 06/01/19	1,725	2,073
3.700% due 02/10/45	182	176	Pfizer, Inc.
MetLife, Inc.			0.407% due 05/15/17 (Ê)	1,380	1,380
10.750% due 08/01/39	1,080	1,809	6.200% due 03/15/19	350	407
Metropolitan Life Global Funding I			Phillips 66
3.875% due 04/11/22 (Þ)	900	966	4.875% due 11/15/44	481	505
Microsoft Corp.			Phillips 66 Partners, LP
3.750% due 02/12/45	450	426	3.605% due 02/15/25	325	322
Monsanto Co.			4.680% due 02/15/45	164	161

See accompanying notes which are an integral part of the financial statements.

334 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Plains All American Pipeline, LP / PAA			U.S. Bancorp
Finance Corp.			2.200% due 04/25/19	1,185	1,205
4.900% due 02/15/45	317	323	2.950% due 07/15/22	570	572
Precision Castparts Corp.			U.S. Bank NA
2.500% due 01/15/23	685	674	Series BKNT
Procter & Gamble Co. (The)			0.467% due 09/11/17 (Ê)	800	800
0.332% due 11/04/16 (Ê)	1,500	1,500	1.375% due 09/11/17	455	457
Progress Energy, Inc.			UDR, Inc.
7.750% due 03/01/31	602	850	4.625% due 01/10/22	1,291	1,402
Public Service Co. of New Mexico			United Technologies Corp.
7.950% due 05/15/18	675	793	Zero coupon due 05/04/18	2,139	2,143
Qwest Corp.			4.150% due 05/15/45	403	406
6.750% due 12/01/21	315	362	UnitedHealth Group, Inc.
Reynolds American, Inc.			6.000% due 06/15/17	4	4
4.750% due 11/01/42	625	614	1.400% due 10/15/17	590	596
SABMiller Holdings, Inc.			3.875% due 10/15/20	650	709
3.750% due 01/15/22 (Þ)	760	801	Ventas Realty, LP
Samsung Electronics America, Inc.			1.550% due 09/26/16	775	780
1.750% due 04/10/17 (Þ)	765	770	2.700% due 04/01/20	1,050	1,061
Santander Holdings USA, Inc.			Verizon Communications, Inc.
2.650% due 04/17/20	711	707	3.000% due 11/01/21	1,380	1,396
SCANA Corp.			5.050% due 03/15/34	5,090	5,433
4.125% due 02/01/22	311	323	4.272% due 01/15/36 (Þ)	3,461	3,328
Sempra Energy			4.750% due 11/01/41	665	663
9.800% due 02/15/19	2,014	2,579
3.550% due 06/15/24	550	569	6.550% due 09/15/43	112	140
SL Green Realty Corp. / SL Green			4.522% due 09/15/48 (Þ)	403	382
Operating Partnership / Reckson			4.672% due 03/15/55 (Þ)	1,307	1,224
Operating Partnership			Series FRN
7.750% due 03/15/20	550	664	1.801% due 09/15/16 (Ê)	540	548
Southern California Edison Co.			Viacom, Inc.
Series C			2.500% due 12/15/16	740	755
3.600% due 02/01/45	565	546	Wachovia Corp.
Southern Co. (The)			0.541% due 06/15/17 (Ê)	990	988
1.300% due 08/15/17	536	537	Walgreens Boots Alliance, Inc.
2.150% due 09/01/19	2,562	2,581	0.706% due 05/18/16 (Ê)	1,300	1,302
Southern Power Co.			3.800% due 11/18/24	620	635
5.250% due 07/15/43	290	330	4.800% due 11/18/44	237	246
Southwestern Electric Power Co.			Wal-Mart Stores, Inc.
3.550% due 02/15/22	537	561	6.500% due 08/15/37	860	1,177
Spectra Energy Partners, LP			5.000% due 10/25/40	833	973
4.500% due 03/15/45	400	390	Waste Management, Inc.
Texas Instruments, Inc.			4.100% due 03/01/45	442	428
1.750% due 05/01/20	774	766	WEA Finance LLC / Westfield UK &
Thermo Fisher Scientific, Inc.			Europe Finance PLC
2.400% due 02/01/19	620	627	2.700% due 09/17/19 (Þ)	460	466
TIAA Asset Management Finance Co.			Wells Fargo & Co.
LLC			2.125% due 04/22/19	1,485	1,501
2.950% due 11/01/19 (Þ)	354	362	4.100% due 06/03/26	915	948
4.125% due 11/01/24 (Þ)	137	143	4.650% due 11/04/44	952	972
Time Warner Cable, Inc.			3.900% due 05/01/45	620	601
5.000% due 02/01/20	240	253	Wells Fargo Bank NA
6.550% due 05/01/37	870	901	Series BKNT
7.300% due 07/01/38	684	758	0.412% due 06/02/16 (Ê)	750	750
Time Warner, Inc.			Westpac Banking Corp.
6.500% due 11/15/36	550	694	1.200% due 05/19/17	1,085	1,087
Toyota Motor Credit Corp.			Williams Cos., Inc. (The)
0.451% due 02/16/17 (Ê)	1,820	1,820	8.750% due 03/15/32	212	258
1.450% due 01/12/18	1,020	1,027	Williams Partners, LP
2.150% due 03/12/20	525	530	3.600% due 03/15/22	625	625
Travelers Cos., Inc. (The)			4.300% due 03/04/24	542	554
4.600% due 08/01/43	735	829	3.900% due 01/15/25	685	675

			See accompanying notes which are an integral part of the financial statements.
				Russell Investment Grade Bond Fund 335

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 09/15/25	280	276	Credit Suisse Group Funding Guernsey,
ZFS Finance USA Trust II			Ltd.
6.450% due 12/15/65 (Þ)	3,585	3,732	3.750% due 03/26/25 (Þ)	500	499
ZFS Finance USA Trust V			Credit Suisse NY
6.500% due 05/09/37 (Þ)	2,705	2,867	1.700% due 04/27/18	856	854
Zimmer Holdings, Inc.			Series GMTN
2.700% due 04/01/20	335	338	1.375% due 05/26/17	1,835	1,836
3.550% due 04/01/25	1,477	1,480	Deutsche Bank AG
		296,827	4.500% due 04/01/25	785	769
International Debt - 6.0%			Series 3FXD
Abbey National Treasury Services PLC			1.400% due 02/13/17	1,055	1,057
2.375% due 03/16/20	252	254	Dryden 37 Senior Loan Fund
			Series 2015-37A Class A
Actavis Funding SCS			1.816% due 04/15/27 (Ê)(Þ)	810	810
3.000% due 03/12/20	2,155	2,192
3.800% due 03/15/25	1,059	1,070	Encana Corp.
			6.500% due 02/01/38	285	332
Agrium, Inc.
3.375% due 03/15/25	747	741	European Investment Bank
Arbor Realty Collateralized Loan			0.875% due 04/18/17	835	838
Obligation, Ltd.			1.625% due 03/16/20	1,346	1,350
Series 2014-1A Class A			Flagship CLO VIII, Ltd.
1.932% due 05/15/24 (Ê)(Þ)	1,275	1,273	Series 2014-8A Class A
Baidu, Inc.			1.836% due 01/16/26 (Ê)(Þ)	620	620
3.250% due 08/06/18	690	715	Fomento Economico Mexicano SAB de
			CV
Bank of Montreal			4.375% due 05/10/43	515	495
0.631% due 04/10/18 (Ê)	500	500
			Fosse Master Issuer PLC
Bank of Nova Scotia			Series 2015-1A Class A2
Series YCD			0.575% due 10/18/54 (Ê)(Þ)	543	543
0.446% due 05/09/16 (Ê)(~)	1,170	1,170
			Global SC Finance SRL
Barrick Gold Corp.			3.090% due 07/17/29	819	821
4.100% due 05/01/23	1,355	1,337
			Government of the Cayman Islands
BNP Paribas SA			5.950% due 11/24/19 (Þ)	340	388
1.375% due 03/17/17	1,350	1,352
			Grupo Bimbo, SAB. de CV
BP Capital Markets PLC			4.875% due 06/27/44	565	552
2.248% due 11/01/16	895	913
3.062% due 03/17/22	720	734	HBOS PLC
			Series GMTN
3.994% due 09/26/23	630	671	6.750% due 05/21/18 (Þ)	2,425	2,711
3.506% due 03/17/25	1,230	1,253	HSBC Holdings PLC
Brazilian Government International Bond			4.250% due 03/14/24	475	495
4.250% due 01/07/25	325	321	ING Investment Management CLO
British Telecommunications PLC			1.366% due 04/15/24 (Þ)	850	840
2.350% due 02/14/19	670	681	Intesa Sanpaolo SpA
Canadian Natural Resources, Ltd.			2.375% due 01/13/17	886	895
1.750% due 01/15/18	740	737	5.017% due 06/26/24 (Þ)	625	629
3.900% due 02/01/25	439	444	Kaupthing Bank Hf
CDP Financial, Inc.			7.125% due 05/19/16 (Ø)(Þ)	1,480	—
5.600% due 11/25/39 (Þ)	445	577	KFW
Cenovus Energy, Inc.			4.875% due 01/17/17	761	815
3.000% due 08/15/22	862	826	1.500% due 04/20/20	798	795
Commonwealth Bank of Australia NY			2.500% due 11/20/24	1,615	1,664
Series GMTN
2.300% due 03/12/20	374	377	Korea Electric Power Corp.
			5.125% due 04/23/34 (Þ)	155	183
Corp. Andina de Fomento
4.375% due 06/15/22	769	844	Limerock CLO II, Ltd.
			Series 2014-2A Class A
Corp. Nacional del Cobre de Chile			1.775% due 04/18/26 (Ê)(Þ)	810	810
4.875% due 11/04/44 (Þ)	113	118	LyondellBasell Industries NV
Credit Agricole SA			4.625% due 02/26/55	346	333
4.375% due 03/17/25 (Þ)	584	578	Macquarie Bank, Ltd.
Credit Suisse			0.907% due 10/27/17 (Ê)(Þ)	750	750
1.750% due 01/29/18	910	912	Magnetite XI, Ltd.
6.000% due 02/15/18	250	277	Series 2014-11A Class A1
3.625% due 09/09/24	1,010	1,034	1.725% due 01/18/27 (Å)(Ê)	600	601

See accompanying notes which are an integral part of the financial statements.

336 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mexico Government International Bond			1.950% due 04/02/20 (Þ)	317	317
4.600% due 01/23/46	763	760	Total Capital Canada, Ltd.
Nomura Holdings, Inc.			2.750% due 07/15/23	455	451
2.000% due 09/13/16	825	833	Total Capital International SA
Ooredoo International Finance, Ltd.			1.000% due 08/12/16	1,885	1,893
3.875% due 01/31/28	340	334	Total Capital SA
Petrobras Global Finance BV			2.125% due 08/10/18	510	522
4.875% due 03/17/20	479	462	Trade MAPS 1, Ltd.
Petroleos Mexicanos			Series 2013-1A Class A
4.875% due 01/24/22	540	571	0.881% due 12/10/18 (Ê)(Þ)	1,645	1,644
Rabobank Nederland			Transocean, Inc.
11.000% due 06/29/49 (ƒ)(Þ)	1,108	1,424	6.375% due 12/15/21	305	269
Red River CLO, Ltd.			Turkey Government International Bond
Series 2006-1A Class A			4.875% due 04/16/43	429	414
0.525% due 07/27/18 (Ê)(Þ)	235	234	Tyco Electronics Group SA
Rio Tinto Finance USA PLC			6.550% due 10/01/17	705	787
1.375% due 06/17/16	620	623	UBS AG
3.500% due 03/22/22	440	453	1.800% due 03/26/18	615	617
Royal Bank of Canada			2.375% due 08/14/19	1,385	1,396
Series GMTn			Uruguay Government International Bond
0.536% due 10/13/17 (Ê)	560	560	5.100% due 06/18/50	293	299
Royal Bank of Scotland Group PLC			Vale Overseas, Ltd.
1.875% due 03/31/17	3,370	3,376	4.625% due 09/15/20	785	804
5.125% due 05/28/24	670	692	6.875% due 11/21/36	150	151
Saudi Electricity Global Sukuk Co. 2			6.875% due 11/10/39	168	168
5.060% due 04/08/43 (Þ)	1,090	1,123	Validus Holdings, Ltd.
Scentre Group Trust 1 / Scentre Group			8.875% due 01/26/40	555	764
Trust 2			Vodafone Group PLC
3.250% due 10/28/25 (Å)	694	680	6.150% due 02/27/37	172	207
Seagate HDD Cayman					83,510
5.750% due 12/01/34 (Þ)	1,000	1,058	Mortgage-Backed Securities - 32.3%
Shell International Finance BV			American Home Mortgage Investment
0.467% due 11/15/16 (Ê)	1,825	1,828	Trust
Silverstone Master Issuer PLC			Series 2004-4 Class 4A
Series 2015-1A Class 2A2			2.403% due 02/25/45 (Ê)	82	82
0.321% due 01/21/70 (Ê)(Þ)	587	588	Aventura Mall Trust
Sky PLC			Series 2013-AVM Class A
6.100% due 02/15/18 (Þ)	600	667	3.867% due 12/05/32 (Å)	497	534
SMART Trust			Banc of America Commercial Mortgage
Series 2012-1USA Class A4A			Trust
2.010% due 12/14/17 (Þ)	2,900	2,923	Series 2006-4 Class A1A
Societe Generale SA			5.617% due 07/10/46	1,219	1,277
4.250% due 04/14/25 (Å)	453	436	Banc of America Funding Corp.
Standard Chartered Plc			Series 2005-5 Class 1A11
2.250% due 04/17/20 (Å)	735	727	5.500% due 09/25/35	190	197
Suncor Energy, Inc.			Series 2005-D Class A1
3.600% due 12/01/24	495	508	2.658% due 05/25/35 (Ê)	98	100
5.950% due 12/01/34	435	520	Banc of America Funding Trust
Suntory Holdings, Ltd.			Series 2005-4 Class 1A3
1.650% due 09/29/17 (Þ)	1,715	1,720	5.500% due 08/25/35	95	96
Sydney Airport Finance Co. Pty, Ltd.			Banc of America Merrill Lynch
3.900% due 03/22/23 (Þ)	946	983	Commercial Mortgage, Inc.
Teck Resources, Ltd.			Series 2006-3 Class A4
6.000% due 08/15/40	196	176	5.889% due 07/10/44	1,233	1,281
Tencent Holdings, Ltd.			Series 2006-6 Class A4
3.375% due 05/02/19 (Þ)	560	576	5.356% due 10/10/45	1,925	1,977
Teva Pharmaceutical Finance Co. BV			Series 2007-1 Class A4
3.650% due 11/10/21	318	331	5.451% due 01/15/49	931	987
Thomson Reuters Corp.			Series 2007-2 Class AAB
5.650% due 11/23/43	605	698	5.732% due 04/10/49	199	202
Toronto-Dominion Bank (The)			Series 2008-1 Class A4
0.724% due 09/09/16 (Ê)	1,750	1,757	6.430% due 02/10/51	571	628

			See accompanying notes which are an integral part of the financial statements.
			Russell Investment Grade Bond Fund 337

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Banc of America Mortgage Securities,			Commercial Mortgage Pass-Through
Inc.			Certificates
Series 2004-1 Class 5A1			Series 2013-CR8 Class XA
6.500% due 09/25/33	9	10	Interest Only STRIP
Series 2004-2 Class 5A1			0.844% due 06/10/46	31,324	1,095
6.500% due 10/25/31	8	8	Series 2013-CR12 Class A4
Series 2004-11 Class 2A1			4.046% due 10/10/46	965	1,058
5.750% due 01/25/35	120	122	Commercial Mortgage Trust
Series 2005-H Class 2A5			2.364% due 02/10/29	515	525
2.667% due 09/25/35 (Ê)	352	322	Series 2001-J2A Class E
Series 2006-2 Class A15			7.160% due 07/16/34 (Þ)	670	721
6.000% due 07/25/46	5	5	Series 2013-CR6 Class A4
Series 2006-B Class 1A1			3.101% due 03/10/46	925	956
2.497% due 10/20/46 (Ê)	65	42	Series 2013-CR11 Class A3
BCAP LLC Trust			3.983% due 10/10/46	423	463
Series 2011-R11 Class 15A1			Series 2013-CR11 Class A4
2.590% due 10/26/33 (Ê)(Þ)	1,591	1,617	4.258% due 10/10/46	383	426
Series 2011-R11 Class 20A5			Series 2014-277P Class A
2.601% due 03/26/35 (Ê)(Þ)	397	402	3.731% due 08/10/49	171	181
Bear Stearns Adjustable Rate Mortgage			Series 2014-CR14 Class A2
Trust			3.147% due 02/10/47	339	354
Series 2004-8 Class 2A1			Series 2014-PAT Class A
2.605% due 11/25/34 (Ê)	235	227	0.980% due 08/13/27 (Ê)(Þ)	716	714
Series 2004-9 Class 22A1			Series 2014-UBS6 Class A5
3.016% due 11/25/34 (Ê)	53	53	3.644% due 12/10/47	745	790
Series 2004-10 Class 22A1			Series 2015-3BP Class A
2.522% due 01/25/35 (Ê)	51	49	3.178% due 02/10/35 (Þ)	229	233
Series 2005-2 Class A1			Commerical Mortgage Trust
2.680% due 03/25/35 (Ê)	743	751	Series 2015-CR22 Class A5
Series 2005-12 Class 13A1			3.309% due 03/10/48	170	175
5.708% due 02/25/36 (Ê)	43	40	Countrywide Alternative Loan Trust
Bear Stearns Alt-A Trust			5.750% due 10/25/33	84	89
Series 2004-13 Class A1			Countrywide Home Loan Mortgage Pass-
0.921% due 11/25/34 (Ê)	1,031	1,023	Through Trust
Bear Stearns Structured Products, Inc.			Series 2004-22 Class A3
Series 2007-R6 Class 1A1			2.420% due 11/25/34 (Ê)	164	155
2.514% due 01/26/36 (Ê)	278	226	Series 2004-HYB9 Class 1A1
Series 2007-R6 Class 2A1			2.468% due 02/20/35 (Ê)	323	318
3.068% due 12/26/46 (Ê)	141	111	Series 2005-3 Class 1A2
CD Commercial Mortgage Trust			0.471% due 04/25/35 (Ê)	613	542
Series 2005-CD1 Class AJ			Credit Suisse Commercial Mortgage
5.396% due 07/15/44	145	147	Trust
Series 2005-CD1 Class C			Series 2006-C4 Class A3
5.396% due 07/15/44	290	292	5.467% due 09/15/39	553	576
CD Mortgage Trust			Series 2007-C2 Class A3
Series 2006-CD2 Class A1B			5.542% due 01/15/49	310	329
5.480% due 01/15/46	1,656	1,688	Series 2007-C5 Class A3
Citigroup Commercial Mortgage Trust			5.694% due 09/15/40	385	385
4.023% due 03/10/47	825	903	Series 2007-C5 Class A4
Series 2005-C3 Class AJ			5.695% due 09/15/40	1,200	1,282
4.960% due 05/15/43	207	207	Series 2008-C1 Class A2FL
Citigroup Mortgage Loan Trust			2.582% due 02/15/41 (Ê)(Þ)	1,460	1,477
Series 2015-2 Class 1A1			Series 2008-C1 Class A3
0.371% due 06/25/47 (Ê)(Þ)	422	388	6.169% due 02/15/41	785	858
Citigroup Mortgage Loan Trust, Inc.			Credit Suisse First Boston Mortgage
Series 2004-UST1 Class A5			Securities Corp.
1.940% due 08/25/34 (Ê)	1,194	1,173	Series 2001-CP4 Class D
Series 2005-3 Class 2A2B			6.610% due 12/15/35	182	182
2.578% due 08/25/35 (Ê)	203	147	Series 2005-9 Class 2A1
Series 2005-11 Class A2A			5.500% due 10/25/35	464	448
2.510% due 10/25/35 (Ê)	115	114	Series 2005-C6 Class B
Series 2007-AR8 Class 2A1A			5.230% due 12/15/40	630	640
2.692% due 07/25/37 (Ê)	185	172	CSAIL Commercial Mortgage Trust

See accompanying notes which are an integral part of the financial statements.

338 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-C1 Class A4			3.000% due 2026	239	251
3.505% due 04/15/50	227	238	3.240% due 2026	346	363
CSMC Trust			3.500% due 2026	1,100	1,169
Series 2014-USA Class A1			4.000% due 2026	440	473
3.304% due 09/15/37 (Þ)	260	268	5.000% due 2026	314	349
Series 2014-USA Class A2			7.000% due 2026	10	10
3.953% due 09/15/37 (Þ)	645	690	9.000% due 2026	2	3
CW Capital Cobalt, Ltd.			2.500% due 2027	40	41
Series 2007-C3 Class A4			3.000% due 2027	1,009	1,058
5.959% due 05/15/46	1,495	1,605	3.500% due 2027	417	443
DBRR Trust
Series 2011-LC2 Class A4A			5.500% due 2027	170	194
4.537% due 07/12/44 (Þ)	690	767	7.000% due 2027	1	1
Deutsche Alt-A Securities, Inc. Mortgage			9.000% due 2027	1	1
Loan Trust			2.500% due 2028	3,766	3,869
Series 2005-AR1 Class 2A3			3.380% due 2028	412	429
1.831% due 08/25/35 (Ê)	802	644	3.500% due 2028	142	150
Downey Savings & Loan Association			5.000% due 2028	152	169
Mortgage Loan Trust			3.000% due 2029	762	800
Series 2004-AR3 Class 1A1B			3.500% due 2029	163	174
2.468% due 07/19/44 (Ê)	63	61	8.000% due 2030	29	35
Fannie Mae			8.000% due 2031	32	37
5.500% due 2016	26	27
6.500% due 2016	2	2	3.500% due 2032	1,856	1,967
5.000% due 2017	36	38	6.000% due 2032	66	75
5.500% due 2017	27	28	8.000% due 2032	2	3
6.500% due 2017	21	22	3.000% due 2033	2,886	2,978
7.500% due 2017	—	—	4.500% due 2033	982	1,082
8.500% due 2017	—	—	5.000% due 2033	377	421
5.000% due 2018	78	82	5.500% due 2033	486	556
5.500% due 2018	193	203	6.150% due 2033(Ê)	249	256
6.500% due 2018	29	33	3.500% due 2034	1,911	2,015
5.000% due 2019	73	77	4.500% due 2034	33	36
6.500% due 2019	18	20	5.000% due 2034	71	79
3.375% due 2020	1,349	1,445	5.500% due 2034	927	1,056
3.478% due 2020	1,292	1,390	6.000% due 2034	566	652
3.976% due 2020	1,152	1,260	5.000% due 2035	533	594
5.000% due 2020	98	104	5.500% due 2035	155	176
5.500% due 2020	734	771	6.000% due 2035	873	1,004
6.500% due 2020	10	11	5.000% due 2036	173	193
3.880% due 2021	1,297	1,421	5.500% due 2036	763	866
4.000% due 2021	44	46	6.000% due 2036	188	215
4.410% due 2021	579	654	6.500% due 2036	12	13
4.640% due 2021	1,311	1,480	5.000% due 2037	142	158
5.500% due 2021	19	20	5.500% due 2037	2,624	2,985
4.500% due 2022	114	121	6.000% due 2037	600	688
5.000% due 2022	94	102	6.500% due 2037	58	70
5.500% due 2022	99	108	5.000% due 2038	7	8
3.800% due 2023	416	441	5.500% due 2038	804	913
4.500% due 2023	79	84	4.500% due 2039	867	946
5.000% due 2023	147	159	5.000% due 2039	1,210	1,359
4.000% due 2024	1,102	1,175	3.500% due 2040	276	289
4.500% due 2024	158	169	4.000% due 2040	563	607
5.000% due 2024	23	25	4.500% due 2040	1,892	2,070
8.000% due 2024	23	26	5.000% due 2040	741	829
8.500% due 2024	5	6	3.500% due 2041	2,981	3,140
9.000% due 2024	1	2	4.000% due 2041	2,665	2,863
4.000% due 2025	302	324	4.500% due 2041	2,518	2,763
4.500% due 2025	134	144	5.000% due 2041	1,408	1,571
7.000% due 2025	4	4	5.500% due 2041	359	406
8.500% due 2025	11	12	3.000% due 2042	1,739	1,775

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 339

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2042	1,361	1,428	Series 2003-W2 Class 1A1
4.000% due 2042	1,099	1,181	6.500% due 07/25/42	90	104
4.500% due 2042	193	213	Series 2004-W2 Class 2A2
3.000% due 2043	9,236	9,426	7.000% due 02/25/44	390	449
3.500% due 2043	7,725	8,161	Series 2004-W12 Class 1A1
4.000% due 2043	2,160	2,324	6.000% due 07/25/44	447	513
4.500% due 2043	138	151	Fannie Mae-Aces
4.000% due 2044	413	444	Series 2012-M12 Class 1A
4.500% due 2044	70	77	2.935% due 08/25/22	1,893	1,968
3.500% due 2045	507	535	Series 2012-M15 Class A
4.000% due 2045	224	240	2.744% due 10/25/22	126	129
			Series 2014-M12 Class FA
15 Year TBA(Ï)			0.489% due 10/25/21 (Ê)	1,387	1,390
2.500%	6,785	6,956
3.000%	4,495	4,703	Series 2014-M13 Class A2
			3.021% due 08/25/24	660	679
3.500%	4,775	5,069	FDIC Guaranteed Notes Trust
30 Year TBA(Ï)			Series 2010-S1 Class 1A
3.000%	17,960	18,275	0.728% due 02/25/48 (Ê)(Þ)	147	147
3.500%	37,765	39,565	FDIC Trust
4.000%	26,500	27,537	Series 2010-R1 Class A
4.500%	14,005	15,242	2.184% due 05/25/50 (Þ)	675	680
5.000%	5,975	6,655	Federal Home Loan Bank
5.500%	1,840	2,083	4.500% due 2041	94	103
6.000%	1,905	2,177	3.500% due 2042	110	115
Series 2003-343 Class 6			4.000% due 2042	195	209
Interest Only STRIP			Federal Home Loan Mortgage Corp.
5.000% due 10/25/33	161	31	Multifamily Structured Pass Through
Series 2003-345 Class 18			Certificates
Interest Only STRIP			Series 2010-KSCT Class A2
4.500% due 12/25/18	182	10	4.285% due 01/25/20	450	499
Series 2003-345 Class 19			Series 2014-K041 Class A2
Interest Only STRIP			3.171% due 10/25/24	785	825
4.500% due 01/25/19	198	11	Series 2014-KF05 Class A
Series 2005-365 Class 12			0.521% due 09/25/21 (Ê)	2,046	2,047
Interest Only STRIP			Series 2015-K044 Class A2
5.500% due 12/25/35	335	64	2.811% due 01/25/25	365	372
Series 2006-369 Class 8			Federal Home Loan Mortgage Corp.
Interest Only STRIP			Multifamily Structured Pass-Through
5.500% due 04/25/36	70	12	Certificates
Fannie Mae Grantor Trust			3.527% due 10/25/23	680	735
Series 2002-T5 Class A1			Series 2011-K702 Class X1
0.421% due 05/25/32 (Ê)	268	264	Interest Only STRIP
Series 2002-T19 Class A1			1.684% due 02/25/18	4,816	176
6.500% due 07/25/42	67	77	Series 2012-K501 Class X1A
Fannie Mae REMIC Trust			Interest Only STRIP
Series 2004-W12 Class 1A3			1.747% due 08/25/16	15,081	223
7.000% due 07/25/44	1,026	1,206	Series 2012-K706 Class X1
Fannie Mae REMICS			Interest Only STRIP
Series 1999-56 Class Z			1.714% due 10/25/18	8,659	417
7.000% due 12/18/29	86	97	Series 2014-K038 Class A2
Series 2003-35 Class FY			3.389% due 03/25/24	362	387
0.581% due 05/25/18 (Ê)	91	92	Series 2014-K040 Class A2
Series 2005-117 Class LC			3.241% due 09/25/24	462	488
5.500% due 11/25/35	578	627	Federal Home Loan Mortgage Corp.
Series 2009-70 Class PS			Multifamily Structured Products
Interest Only STRIP			2.364% due 02/25/23	1,378	1,406
6.569% due 01/25/37 (Ê)	3,116	599	Federal Home Loan Mortgage Corp.
Series 2009-96 Class DB			Structured Pass-Through Securities
4.000% due 11/25/29	880	948	Series 2002-51 Class 1A
Series 2013-111 Class PL			6.500% due 09/25/43	1,156	1,335
2.000% due 12/25/42	955	885	FHA Project Citi 68 NP
Fannie Mae Whole Loan			7.430% due 06/27/21	24	24
			Freddie Mac

See accompanying notes which are an integral part of the financial statements.

340 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.000% due 2016	6	6	4.000% due 2043	2,437	2,653
6.000% due 2017	44	46	3.500% due 2044	2,217	2,337
8.000% due 2017	1	1	4.000% due 2044	2,161	2,327
4.500% due 2018	86	90	4.500% due 2044	241	262
5.000% due 2018	18	19	3.500% due 2045	2,960	3,119
4.500% due 2019	28	29	15 Year TBA(Ï)
5.000% due 2019	72	76	3.000%	1,250	1,308
6.000% due 2022	5	5	30 Year TBA(Ï)
4.000% due 2024	60	64	3.000%	4,120	4,186
5.500% due 2024	91	99	3.500%	6,865	7,260
9.000% due 2024	4	4	4.000%	5,125	5,469
6.500% due 2025	3	4	Freddie Mac Reference REMIC
8.000% due 2025	4	4	Series 2006-R007 Class ZA
9.000% due 2025	4	4	6.000% due 05/15/36	620	705
3.000% due 2026	144	151	Freddie Mac REMICS
4.000% due 2026	67	72	Series 2002-2533 Class Z
4.000% due 2027	85	92	5.500% due 12/15/32	1,761	1,998
			Series 2006-3123 Class HT
5.000% due 2027	2	2	5.000% due 03/15/26	609	671
6.500% due 2027	—	—	Series 2006-R006 Class ZA
3.500% due 2028	200	214	6.000% due 04/15/36	1,468	1,685
5.000% due 2028	147	164	Series 2010-3653 Class B
6.000% due 2028	162	184	4.500% due 04/15/30	1,414	1,532
6.500% due 2028	10	11	Series 2012-3989 Class BW
6.000% due 2029	422	480	3.500% due 01/15/27	3,180	3,431
6.500% due 2029	8	10	Series 2012-4019 Class JD
5.500% due 2032	175	199	3.000% due 05/15/41	572	589
6.000% due 2032	17	19	FREMF Mortgage Trust
7.000% due 2032	106	120	Series 2013-K24 Class B
7.500% due 2032	15	19	3.502% due 11/25/45 (Þ)	1,565	1,604
5.500% due 2033	219	248	GAHR Commericial Mortgage Trust
4.500% due 2034	48	52	Series 2015-NRF Class AFX
5.000% due 2034	500	565	3.235% due 12/15/19 (Þ)	645	668
5.500% due 2034	135	154	GE Business Loan Trust
6.500% due 2034	—	1	Series 2003-2A Class A
5.000% due 2035	78	87	0.552% due 11/15/31 (Ê)(Þ)	816	787
5.500% due 2035	511	579	GE Capital Commercial Mortgage Corp.
			Series 2005-C3 Class A7B
5.500% due 2036	97	109	5.035% due 07/10/45	750	754
6.000% due 2036	41	47	Ginnie Mae I
5.000% due 2037	8	9	8.000% due 2017	1	1
5.500% due 2037	72	82	10.500% due 2020	1	1
6.000% due 2037	145	165	8.000% due 2022	4	5
5.000% due 2038	3	3	8.500% due 2022	6	6
5.500% due 2038	744	847	8.500% due 2024	3	3
6.000% due 2038	553	631	8.000% due 2025	11	11
4.500% due 2039	274	298	9.000% due 2025	7	7
5.500% due 2039	377	428	8.000% due 2026	27	31
4.000% due 2040	2,114	2,293	7.000% due 2029	1	1
4.500% due 2040	898	980	8.000% due 2029	1	2
5.000% due 2040	173	194	8.500% due 2029	15	15
5.500% due 2040	14	16	8.000% due 2030	13	14
6.000% due 2040	51	58	7.000% due 2031	101	121
4.000% due 2041	2,070	2,237	7.000% due 2032	28	30
4.500% due 2041	1,396	1,522	7.000% due 2033	12	12
5.000% due 2041	584	653	3.000% due 2042	494	509
3.000% due 2042	1,327	1,350	3.000% due 2043	646	666
3.500% due 2042	1,214	1,274	3.500% due 2043	217	229
4.000% due 2042	697	752	Ginnie Mae II
3.000% due 2043	2,964	3,017	7.500% due 2032	3	3
3.500% due 2043	3,348	3,530	4.500% due 2039	1,212	1,321

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 341

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 2039	165	186	Series 2013-40
3.500% due 2040(Ê)	2,646	2,776	Interest Only STRIP
4.000% due 2040(Ê)	848	906	1.074% due 06/16/54	5,243	343
4.500% due 2040	2,176	2,378	Series 2013-H03 Class HI
4.000% due 2041	371	399	Interest Only STRIP
4.500% due 2041	2,000	2,178	2.547% due 12/20/62	4,476	433
5.500% due 2041	21	24	Series 2013-H06 Class HI
3.000% due 2042	236	244	Interest Only STRIP
3.500% due 2042	865	915	2.870% due 01/20/63	9,973	814
			Series 2013-H07 Class JL
4.000% due 2042	1,392	1,499	Interest Only STRIP
4.500% due 2042	563	613	2.642% due 03/20/63	10,700	992
3.000% due 2043	665	686	GS Mortgage Securities Corp. II
3.500% due 2043	1,512	1,599	Series 2012-BWTR Class A
3.500% due 2044	1,010	1,067	2.954% due 11/05/34 (Þ)	270	275
4.000% due 2044	1,229	1,316	Series 2013-GC16 Class A4
4.500% due 2044	792	859	4.271% due 11/10/46	350	390
3.500% due 2045	1,320	1,395	GS Mortgage Securities Trust
5.390% due 2059	530	557	2.933% due 06/05/31	426	442
4.700% due 2061	1,205	1,293	Series 2014-GC18 Class A4
4.810% due 2061	2,627	2,829	4.074% due 01/10/47	625	685
5.245% due 2061	785	864	Series 2015-GC28 Class A5
4.564% due 2062	2,703	2,974	3.396% due 02/10/48	766	796
4.845% due 2062	375	406	GSMPS Mortgage Loan Trust
4.652% due 2063	288	321	Series 2004-4 Class 1AF
4.661% due 2063	131	147	0.581% due 06/25/34 (Ê)(Þ)	411	357
4.732% due 2063	256	280	GSR Mortgage Loan Trust
			Series 2005-AR7 Class 6A1
30 Year TBA(Ï)			4.965% due 11/25/35 (Ê)	670	646
3.000%	6,915	7,110
3.500%	15,995	16,873	HarborView Mortgage Loan Trust
			Series 2004-4 Class 3A
4.000%	7,395	7,902	1.304% due 06/19/34 (Ê)	57	55
4.500%	45	49	Series 2005-4 Class 3A1
Ginnie Mae REMICS			2.589% due 07/19/35 (Ê)	186	161
Series 2004-93 Class PC			Homestar Mortgage Acceptance Corp.
5.000% due 04/16/34	1,548	1,623	Series 2004-5 Class A1
Series 2007-26 Class SD			0.631% due 10/25/34 (Ê)	1,627	1,629
Interest Only STRIP			Houston Galleria Mall Trust
6.618% due 05/16/37 (Ê)	2,592	462	Series 2015-HGLR Class A1A2
Series 2010-124 Class C			3.087% due 03/05/37 (Þ)	255	257
3.392% due 03/16/45	367	376	Impac CMB Trust
Series 2010-H04 Class BI			Series 2004-5 Class 1A1
Interest Only STRIP			0.901% due 10/25/34 (Ê)	212	204
1.397% due 04/20/60	4,345	208	IndyMac INDX Mortgage Loan Trust
Series 2010-H12 Class PT			Series 2004-AR6 Class 5A1
5.470% due 11/20/59	2,682	2,818	2.522% due 10/25/34 (Ê)	1,011	964
Series 2010-H22 Class JI			Series 2005-AR15 Class A2
Interest Only STRIP			4.519% due 09/25/35 (Ê)	128	109
2.493% due 11/20/60	7,031	564	JPMBB Commercial Mortgage Securities
Series 2011-38 Class C			Series 2014-C22 Class A4
4.247% due 09/16/51	550	597	3.801% due 09/15/47	120	128
Series 2011-H02 Class BI			JPMorgan Chase Commercial Mortgage
Interest Only STRIP			Securities Trust
0.413% due 02/20/61	17,804	269	Series 2003-C1 Class D
Series 2012-115			5.192% due 01/12/37	25	24
Interest Only STRIP			Series 2004-LN2 Class B
0.431% due 04/16/54	6,371	270	5.238% due 07/15/41	500	510
Series 2012-H11 Class CI			Series 2005-LDP2 Class AM
Interest Only STRIP			4.780% due 07/15/42	500	500
2.905% due 04/20/62	4,926	406	Series 2006-CB15 Class A4
Series 2012-H23 Class FI			5.814% due 06/12/43	160	166
Interest Only STRIP			Series 2007-CB20 Class ASB
0.816% due 10/20/62	6,240	147	5.688% due 02/12/51	442	458

See accompanying notes which are an integral part of the financial statements.
342 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-LDPX Class AM			Series 2015-MTL6 Class A2A2
5.464% due 01/15/49	880	916	2.605% due 02/05/30 (Þ)	815	820
Series 2011-C3 Class A2			NCUA Guaranteed Notes
3.673% due 02/15/46 (Þ)	292	299	Series 2010-R1 Class 2A
Series 2011-C3 Class A3			1.840% due 10/07/20	1,207	1,212
4.388% due 02/15/46 (Þ)	1,325	1,426	Prime Mortgage Trust
Series 2011-C4 Class A3			Series 2004-CL1 Class 1A2
4.106% due 07/15/46 (Þ)	1,405	1,503	0.581% due 02/25/34 (Ê)	27	25
Series 2014-FBLU Class C			Provident Funding Mortgage Loan Trust
2.182% due 12/15/28 (Ê)(Þ)	675	676	Series 2005-2 Class 1A1A
JPMorgan Mortgage Trust			2.413% due 10/25/35 (Ê)	288	281
1.990% due 11/25/33	243	239	RALI Trust
Series 2004-A2 Class 3A1			Series 2005-QA10 Class A41
2.222% due 05/25/34 (Ê)	391	385	3.420% due 09/25/35 (Ê)	397	321
Series 2005-A1 Class 6T1			Series 2005-QO3 Class A1
2.538% due 02/25/35 (Ê)	41	41	0.581% due 10/25/45 (Ê)	465	365
Series 2005-A3 Class 4A1			RBSCF Trust
2.662% due 06/25/35 (Ê)	174	176	Series 2010-RR4 Class CMLA
LB-UBS Commercial Mortgage Trust			6.240% due 12/16/49 (Þ)	294	306
Series 2007-C6 Class A4			RBSSP Resecuritization Trust
5.858% due 07/15/40	1,078	1,129	Series 2010-3 Class 9A1
Mastr Alternative Loan Trust			5.500% due 02/26/35 (Þ)	1,232	1,271
Series 2003-4 Class B1			Structured Adjustable Rate Mortgage
5.973% due 06/25/33	149	145	Loan Trust
Series 2004-10 Class 5A6			Series 2004-12 Class 7A3
5.750% due 09/25/34	211	218	2.613% due 09/25/34 (Ê)	142	142
			Structured Adjustable Rate Mortgage
Merrill Lynch Mortgage Investors Trust			Trust
Series 2005-A10 Class A			2.360% due 06/25/34	472	465
0.391% due 02/25/36 (Ê)	148	135	Structured Asset Mortgage Investments
Merrill Lynch Mortgage Trust			II Trust
Series 2005-CIP1 Class AM			Series 2005-AR5 Class A2
5.107% due 07/12/38	1,575	1,581	0.431% due 07/19/35 (Ê)	129	125
ML-CFC Commercial Mortgage Trust			Structured Asset Securities Corp.
Series 2007-5 Class A4			Mortgage Pass-Through Certificates
5.378% due 08/12/48	462	487	Series 2003-34A Class 5A4
Series 2007-7 Class A4			2.496% due 11/25/33 (Ê)	1,022	1,025
5.810% due 06/12/50	633	680	Wachovia Bank Commercial Mortgage
Series 2007-8 Class ASB			Trust
6.010% due 08/12/49	352	354	Series 2006-C26 Class AM
Morgan Stanley Bank of America Merrill			6.171% due 06/15/45	530	555
Lynch Trust			Series 2007-C33 Class A4
3.787% due 02/15/47	165	178	6.150% due 02/15/51	337	357
Series 2015-C22 Class A4			WaMu Mortgage Pass-Through
3.306% due 05/15/46	256	263	Certificates Trust
Morgan Stanley Capital I Trust			Series 2003-AR9 Class 1A7
3.350% due 07/13/29	456	478	2.405% due 09/25/33 (Ê)	44	45
2.111% due 03/15/45	1,400	1,412	Series 2003-AR10 Class A7
Series 2005-IQ9 Class B			2.419% due 10/25/33 (Ê)	384	392
4.860% due 07/15/56	310	321	Series 2004-AR1 Class A
Series 2007-HQ12 Class A2			2.441% due 03/25/34 (Ê)	1,718	1,723
5.861% due 04/12/49	68	68	Series 2005-AR13 Class A1A1
Morgan Stanley Mortgage Loan Trust			0.471% due 10/25/45 (Ê)	1,443	1,337
Series 2004-6AR Class 1A			Series 2007-OA2 Class 2A
0.624% due 07/25/34 (Ê)	1,234	1,210	0.837% due 01/25/47 (Ê)	230	163
Mortgage Pass-Through Certificates			Wells Fargo Mortgage Backed Securities
Series 2001-CIB2 Class D			Trust
6.847% due 04/15/35	221	221	2.612% due 10/25/33	1,003	1,006
MortgageIT Trust			Series 2003-17 Class 2A10
Series 2005-2 Class 2A			5.500% due 01/25/34	432	445
1.829% due 05/25/35 (Ê)	662	651	Series 2004-CC Class A1
Motel 6 Trust			2.615% due 01/25/35 (Ê)	119	121
			Series 2005-AR10 Class 2A2
			2.629% due 06/25/35 (Ê)	227	230

			See accompanying notes which are an integral part of the financial statements.

			Russell Investment Grade Bond Fund 343

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-AR10 Class 2A4			2.000% due 09/26/17	350	357
2.614% due 06/25/35	53	54	1.000% due 09/27/17	375	377
Series 2006-2 Class 2A3			1.625% due 11/27/18	200	203
5.500% due 03/25/36	176	168	1.875% due 02/19/19	200	204
Series 2006-AR2 Class 2A1			1.750% due 06/20/19	220	223
2.615% due 03/25/36	211	210	1.625% due 01/21/20	490	492
Series 2006-AR8 Class 1A3			1.600% due 12/24/20	1,205	1,188
2.625% due 04/25/36 (Ê)	853	849	2.625% due 09/06/24	999	1,029
WFRBS Commercial Mortgage Trust			7.125% due 01/15/30	240	367
Series 2012-C7 Class A2			7.250% due 05/15/30	230	356
3.431% due 06/15/45	1,630	1,726	6.625% due 11/15/30	415	615
Series 2014-C19 Class A3
3.660% due 03/15/47	480	511	6.000% due 04/18/36	95	100
Series 2014-C21 Class XA			Federal Farm Credit Banks
Interest Only STRIP			5.125% due 08/25/16	310	329
1.360% due 08/15/47	7,947	611	Federal Home Loan Bank
			0.625% due 11/23/16	360	360
		451,840	1.125% due 04/25/18	175	176
Municipal Bonds - 0.9%
Brazos Higher Education Authority, Inc.			2.875% due 09/11/20	875	928
Revenue Bonds			Freddie Mac
0.584% due 12/26/24 (Ê)	338	332	2.000% due 08/25/16	1,275	1,300
City of Houston Texas General			0.875% due 10/14/16	500	503
Obligation Limited			0.500% due 01/27/17	105	105
6.290% due 03/01/32	330	411	1.250% due 10/02/19	1,000	990
City of New York New York General			2.375% due 01/13/22	460	470
Obligation Unlimited			6.250% due 07/15/32	624	896
6.646% due 12/01/31	400	473	Tennessee Valley Authority
Metropolitan Transportation Authority			6.150% due 01/15/38	345	486
Revenue Bonds			3.500% due 12/15/42	564	560
6.814% due 11/15/40	355	489
Municipal Electric Authority of Georgia					12,614
Revenue Bonds			United States Government Treasuries - 17.6%
6.637% due 04/01/57	990	1,281	United States Treasury Inflation Indexed
7.055% due 04/01/57	1,410	1,635	Bonds
New Jersey Transportation Trust Fund			0.125% due 04/15/17 (Æ)	1,416	1,446
Authority Revenue Bonds			0.250% due 01/15/25 (Æ)	2,576	2,609
5.754% due 12/15/28	500	555	0.625% due 02/15/43 (Æ)	919	890
New York City Water & Sewer System			United States Treasury Inflation Indexed
Revenue Bonds			Notes
6.491% due 06/15/42	1,700	1,958	0.125% due 07/15/24 (Æ)	2,876	2,892
New York State Dormitory Authority			1.375% due 02/15/44 (Æ)	4,577	5,316
Revenue Bonds			0.750% due 02/15/45 (Æ)	757	761
5.628% due 03/15/39	450	554	United States Treasury Notes
San Diego Tobacco Settlement Revenue			3.250% due 05/31/16	565	583
Funding Corp. Revenue Bonds			1.500% due 06/30/16	6,300	6,385
7.125% due 06/01/32	230	227	0.500% due 07/31/16	1,090	1,092
South Carolina Student Loan Corp.
Revenue Bonds			1.500% due 07/31/16	4,555	4,619
0.382% due 12/01/20 (Ê)	257	255	4.875% due 08/15/16	2,155	2,280
State of California General Obligation			0.500% due 08/31/16	935	936
Unlimited			1.000% due 08/31/16	4,000	4,031
6.650% due 03/01/22	425	524	0.500% due 09/30/16	1,100	1,101
7.300% due 10/01/39	508	743	0.625% due 10/15/16	6,915	6,933
State of Illinois General Obligation			0.375% due 10/31/16	2,630	2,626
Unlimited			1.000% due 10/31/16	570	575
4.350% due 06/01/18	1,470	1,531	0.625% due 11/15/16	1,250	1,253
5.877% due 03/01/19	335	373	0.625% due 12/31/16	945	947
4.950% due 06/01/23	500	534	3.250% due 12/31/16	1,000	1,045
5.100% due 06/01/33	420	417	0.500% due 01/31/17	13,893	13,890
University of California Revenue Bonds			0.875% due 01/31/17	825	830
4.767% due 05/15/15	222	217	0.500% due 02/28/17	9,875	9,870
		12,509	0.875% due 02/28/17	1,000	1,006
United States Government Agencies - 0.9%			0.500% due 03/31/17	7,646	7,635

Fannie Mae
See accompanying notes which are an integral part of the financial statements.

344 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
1.000% due 03/31/17	1,500	1,512	3.000% due 11/15/44	8,453		8,895
0.500% due 04/30/17	15,945	15,919	2.500% due 02/15/45	5,865		5,572
0.750% due 06/30/17	2,000	2,004				246,008
0.875% due 07/15/17	1,215	1,220	Total Long-Term Investments
0.500% due 07/31/17	500	498	(cost $1,214,451)			1,229,543
1.875% due 09/30/17	430	442
1.000% due 12/15/17	1,250	1,256
0.875% due 01/31/18	450	450	Preferred Stocks - 0.1%
0.750% due 02/28/18	600	598	Technology - 0.1%
1.000% due 03/15/18	4,165	4,177	Verizon Communications, Inc.	82,000		2,199
0.750% due 03/31/18	750	747
0.750% due 04/15/18	7,881	7,843	Total Preferred Stocks
2.625% due 04/30/18	1,200	1,260	(cost $2,063)			2,199
1.375% due 06/30/18	500	506
1.500% due 08/31/18	1,475	1,497
1.375% due 09/30/18	500	505	Options Purchased - 0.0%
2.750% due 02/15/19	750	793	(Number of Contracts)
1.500% due 03/31/19	1,250	1,263	Swaptions
1.625% due 03/31/19	1,005	1,020	(Fund Receives/Fund Pays)
3.125% due 05/15/19	300	322	USD 5.000%/USD Three Month LIBOR
0.875% due 07/31/19	685	673	Jan 2019 0.00 Put (1)	1,630	(ÿ)	40
3.625% due 08/15/19	365	400	Total Options Purchased
1.000% due 08/31/19	2,000	1,972	(cost $109)			40
1.500% due 10/31/19	2,500	2,514
1.250% due 01/31/20	8,960	8,892	Short-Term Investments - 23.3%
1.375% due 02/29/20	7,116	7,099	AmeriCredit Automobile Receivables
1.375% due 03/31/20	9,035	9,006	Trust
1.375% due 04/30/20	2,155	2,148	Series 2015-2 Class A1
1.875% due 06/30/20	500	510	0.400% due 04/08/16	1,275		1,275
2.000% due 09/30/20	2,000	2,047	Anheuser-Busch InBev Worldwide, Inc.
1.750% due 10/31/20	1,000	1,009	0.800% due 07/15/15	1,110		1,111
2.000% due 02/28/21	500	510	2.875% due 02/15/16	390		397
3.125% due 05/15/21	100	108	AT&T, Inc.
8.125% due 05/15/21	300	412	Series FRN
2.125% due 06/30/21	750	768	0.643% due 02/12/16 (Ê)	1,072		1,072
2.125% due 08/15/21	5,000	5,117	Bank of America Corp.
2.000% due 08/31/21	250	254
8.000% due 11/15/21	1,250	1,734	4.750% due 08/01/15	500		505
1.750% due 03/31/22	2,945	2,935	1.500% due 10/09/15	1,050		1,053
1.625% due 08/15/22	900	888	Bank of Montreal
1.750% due 05/15/23	1,350	1,333	0.517% due 09/24/15 (Ê)	1,000		1,001
6.250% due 08/15/23	100	133	BBVA US Senior SAU
2.375% due 08/15/24	2,000	2,060	4.664% due 10/09/15	1,425		1,448
2.000% due 02/15/25	21,242	21,156	BNZ International Funding Ltd.
6.500% due 11/15/26	1,195	1,726	1.000% due 07/07/15 (Å)(~)	675		675
6.625% due 02/15/27	420	615	Caisse Centrale Desjardins
Zero coupon due 11/15/27	2,215	1,619	0.559% due 10/29/15 (Ê)(Þ)	1,930		1,931
5.250% due 02/15/29	2,300	3,098	Credit Suisse NY
5.375% due 02/15/31	150	209	Series YCD
4.750% due 02/15/37	3,250	4,443	0.583% due 08/24/15 (Ê)(~)	2,065		2,065
4.375% due 02/15/38	1,700	2,211	CVS Health Corp.
4.250% due 05/15/39	725	927	3.250% due 05/18/15	630		631
4.375% due 05/15/40	230	300	Exelon Corp.
3.125% due 02/15/42	2,000	2,151	4.900% due 06/15/15	350		352
2.750% due 08/15/42	4,390	4,393	Fannie Mae
2.750% due 11/15/42	6,185	6,184
3.125% due 02/15/43	1,235	1,327	5.500% due 05/01/15 (ç)	—		—
2.875% due 05/15/43	1,495	1,532	6.500% due 06/01/15	—		—
3.750% due 11/15/43	1,450	1,745	6.500% due 03/01/16	3		3

			See accompanying notes which are an integral part of the financial statements.
			Russell Investment Grade Bond Fund 345

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
0.500% due 03/30/16	30		30	Series 2015-1 Class A1
Federal Home Loan Bank				0.320% due 03/15/16	937	937
2.500% due 05/26/15	1,690		1,690	Southern Copper Corp.
0.410% due 03/30/16	1,750		1,750	6.375% due 07/27/15	435	440
Federal Home Loan Bank Discount				Svenska Handelsbanken AB
Notes				Zero coupon due 06/05/15 (Å)(~)	1,500	1,500
Zero coupon due 05/05/15 (ç)(~)	2,610		2,610	Tennessee Gas Pipeline Co. LLC
Zero coupon due 05/06/15 (ç)(~)	3,320		3,320	8.000% due 02/01/16	1,605	1,683
Zero coupon due 05/22/15 (ç)(~)	5,320		5,320	UBS AG
First Investors Auto Owner Trust				0.270% due 07/31/15 (~)	1,250	1,250
Series 2014-3A Class A1				United States Treasury Bills
0.350% due 11/16/15 (Þ)	123		123	0.012% due 05/21/15 (~)(§)	52	52
Series 2015-1A Class A1				0.011% due 05/28/15 (~)(§)	73	73
0.500% due 04/15/16 (Å)	2,025		2,025	United States Treasury Inflation Indexed
Ford Credit Auto Lease Trust				Bonds
Series 2013-A Class A3				0.125% due 04/15/16 (Æ)	3,206	3,245
0.600% due 03/15/16	942		942	United States Treasury Notes
General Mills, Inc.				0.250% due 08/15/15	14,000	14,009
0.479% due 01/28/16 (Ê)	700		699	0.375% due 03/31/16	1,000	1,001
Series FRN				Victory Receivables Corp.
0.579% due 01/29/16 (Ê)	1,020		1,020	1.000% due 06/08/15 (Å)(~)	500	500
Historic TW, Inc.				Willis Group Holdings PLC
8.050% due 01/15/16	565		592	4.125% due 03/15/16	840	860
Honda Auto Receivables Owner Trust				Yum! Brands, Inc.
Series 2012-2 Class A3				4.250% due 09/15/15	435	440
0.700% due 02/16/16	55		55	Total Short-Term Investments
IPALCO Enterprises, Inc.				(cost $325,484)		325,615
7.250% due 04/01/16 (Þ)	1,250		1,302
Juniper Networks, Inc.				Total Investments 111.3%
3.100% due 03/15/16	815		829	(identified cost $1,542,107)		1,557,397
Kellogg Co.
1.125% due 05/15/15	800		800
Kells Funding LLC				Other Assets and Liabilities,
0.350% due 10/19/15 (~)	900		898	Net - (11.3%)		(158,378)
Manhattan Asset Funding Co. LLC				Net Assets - 100.0%		1,399,019
Discount Note
Zero coupon due 05/11/15 (~)	350		350
National Bank of Canada NY
Series YCD
0.397% due 09/11/15 (Ê)(~)	1,795		1,796
Nissan Auto Lease Trust
Series 2013-A Class A3
0.610% due 04/15/16	508		508
PACCAR Financial Corp.
0.388% due 05/05/15 (Ê)	985		985
0.526% due 02/08/16 (Ê)	260		260
Prestige Auto Receivables Trust
Series 2015-1 Class A1
0.500% due 04/15/16 (Þ)	1,401		1,401
Private Export Funding Corp.
Zero coupon due 05/12/15 (~)	850		848
Province of Ontario Canada
0.950% due 05/26/15	1,975		1,976
Royal Bank of Canada
0.800% due 10/30/15	560		561
Russell U.S. Cash Management Fund	253,415,737	(8)	253,416
Santander Drive Auto Receivables Trust

See accompanying notes which are an integral part of the financial statements.
346 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets			Acquisition		Amount ($)		Unit	(000)	(000)
Securities			Date		or shares		$	$	$
0.7%
Aventura Mall Trust			06/06/14			497,000	105.92	526	534
BNZ International Funding Ltd.			04/28/15			675,000	99.97	675	675
First Investors Auto Owner Trust			04/16/15			2,025,000	100.00	2,025	2,025
Glencore Funding LLC			04/08/15			1,332,000	99.90	1,331	1,331
Magnetite XI, Ltd.			04/15/15			600,000	100.06	600	601
Scentre Group Trust 1 / Scentre Group Trust 2			04/21/15			694,000	99.70	692	680
SMB Private Education Loan Trust			04/15/15			1,345,000	100.00	1,345	1,345
Societe Generale SA			04/08/15			453,000	98.44	446	436
Standard Chartered Plc			04/13/15			735,000	99.90	734	727
Svenska Handelsbanken AB			04/02/15			1,500,000	99.98	1,500	1,500
Victory Receivables Corp.			04/08/15			500,000	99.98	500	500
									10,354
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
			Number of			Notional	Expiration	(Depreciation)
			Contracts			Amount	Date		$
Long Positions
Australia 3 Year Bond Futures				617	AUD	68,986	06/15		(345)
Eurodollar Futures				15	USD	3,698	12/16		29
United States 2 Year Treasury Note Futures				202	USD	44,292	06/15		66
United States 5 Year Treasury Note Futures				690	USD	82,892	06/15		316
United States 10 Year Treasury Note Futures				417	USD	53,532	06/15		(6)
United States Treasury Long Bond Futures				133	USD	21,226	06/15		(255)
United States Treasury Ultra Bond Futures				13	USD	2,138	06/15		(51)
Short Positions
Eurodollar Futures				15	USD	3,676	12/17		(35)
United States 2 Year Treasury Note Futures				692	USD	151,732	06/15		(214)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(495)

Options Written
Amounts in thousands (except contract amounts)
		Number of		Strike		Notional	Expiration		Fair Value
	Call/Put	Contracts		Price		Amount	Date		$
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD Three Month LIBOR	Put	1		0.00		6,145	01/14/19		(59)
Total Liability for Options Written (premiums received $159)									(59)

Transactions in options written contracts for the period ended April 30, 2015 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding October 31, 2014					2	$181
Opened					—	—
Closed					(1)	(22)
Expired					—	—
Outstanding April 30, 2015					1	$159

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 347

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	243	AUD	318	05/07/15	9
Bank of America	USD	7,287	AUD	9,598	05/07/15	308
Bank of America	USD	10,088	AUD	12,750	05/07/15	—
Bank of America	USD	7,831	AUD	9,916	06/09/15	1
Bank of America	USD	173	JPY	20,744	05/07/15	1
Bank of America	USD	9,654	JPY	1,156,979	05/07/15	36
Bank of America	USD	9,908	JPY	1,177,722	06/09/15	(42)
Bank of America	USD	96	NZD	128	05/07/15	2
Bank of America	USD	7,492	NZD	10,044	05/07/15	172
Bank of America	USD	4,340	NZD	5,720	06/09/15	10
Bank of America	USD	7,719	NZD	10,172	06/09/15	18
Bank of America	AUD	409	USD	312	05/07/15	(12)
Bank of America	AUD	9,916	USD	7,846	05/07/15	—
Bank of America	AUD	12,340	USD	9,369	05/07/15	(394)
Bank of America	AUD	12,750	USD	10,069	06/09/15	(1)
Bank of America	AUD	2,256	USD	1,798	06/18/15	17
Bank of America	JPY	916,006	USD	7,641	05/07/15	(31)
Bank of America	JPY	1,177,722	USD	9,905	05/07/15	41
Bank of America	NZD	10,172	USD	7,743	05/07/15	(19)
Bank of America	SEK	65,981	USD	7,906	06/09/15	(17)
Barclays	JPY	66,171	USD	557	06/18/15	3
Barclays	NZD	1,304	USD	986	06/18/15	(5)
Barclays	NZD	3,470	USD	2,625	06/18/15	(13)
Commonwealth Bank of Australia	USD	107	CHF	104	05/07/15	4
Commonwealth Bank of Australia	USD	4,226	CHF	4,107	05/07/15	176
Commonwealth Bank of Australia	USD	7,881	CHF	7,368	05/07/15	17
Commonwealth Bank of Australia	USD	10,133	CHF	9,473	05/07/15	22
Commonwealth Bank of Australia	USD	4,508	CHF	4,210	06/09/15	10
Commonwealth Bank of Australia	USD	541	EUR	503	05/07/15	24
Commonwealth Bank of Australia	USD	4,522	EUR	4,033	05/07/15	7
Commonwealth Bank of Australia	USD	7,913	EUR	7,059	05/07/15	13
Commonwealth Bank of Australia	USD	9,219	EUR	8,572	05/07/15	407
Commonwealth Bank of Australia	USD	10,178	EUR	9,075	06/09/15	17
Commonwealth Bank of Australia	USD	4,544	SEK	37,671	05/07/15	(24)
Commonwealth Bank of Australia	CHF	182	USD	187	05/07/15	(8)
Commonwealth Bank of Australia	CHF	234	USD	241	05/07/15	(10)
Commonwealth Bank of Australia	CHF	4,210	USD	4,503	05/07/15	(10)
Commonwealth Bank of Australia	CHF	7,186	USD	7,396	05/07/15	(307)
Commonwealth Bank of Australia	CHF	9,240	USD	9,509	05/07/15	(394)
Commonwealth Bank of Australia	CHF	7,368	USD	7,890	06/09/15	(18)
Commonwealth Bank of Australia	CHF	9,473	USD	10,144	06/09/15	(23)
Commonwealth Bank of Australia	EUR	391	USD	421	05/07/15	(19)
Commonwealth Bank of Australia	EUR	4,033	USD	4,333	05/07/15	(196)
Commonwealth Bank of Australia	EUR	6,667	USD	7,171	05/07/15	(315)
Commonwealth Bank of Australia	EUR	9,075	USD	10,174	05/07/15	(17)
Commonwealth Bank of Australia	EUR	4,033	USD	4,524	06/09/15	(8)
Commonwealth Bank of Australia	EUR	7,059	USD	7,916	06/09/15	(13)
Commonwealth Bank of Australia	SEK	1,654	USD	192	05/07/15	(7)
Commonwealth Bank of Australia	SEK	36,017	USD	4,166	05/07/15	(156)
Commonwealth Bank of Australia	SEK	37,671	USD	4,547	06/09/15	24
Credit Suisse	JPY	362,857	USD	3,054	06/18/15	14
Goldman Sachs	EUR	3,396	GBP	2,437	06/18/15	(152)
Royal Bank of Canada	USD	257	AUD	327	06/09/15	1
Royal Bank of Canada	USD	9,813	CAD	12,433	05/07/15	491
Royal Bank of Canada	USD	14	CHF	13	06/09/15	—
Royal Bank of Canada	USD	18	CHF	16	06/09/15	—
Royal Bank of Canada	USD	11	EUR	9	06/09/15	—
Royal Bank of Canada	USD	19	EUR	17	06/09/15	—
Royal Bank of Canada	USD	237	GBP	159	05/07/15	8
Royal Bank of Canada	USD	4,132	GBP	2,793	05/07/15	155
Royal Bank of Canada	USD	7,655	JPY	916,006	05/07/15	17
Royal Bank of Canada	USD	31	JPY	3,666	06/09/15	—

See accompanying notes which are an integral part of the financial statements.

348 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Royal Bank of Canada		USD	480	NOK		3,870	05/07/15	34
Royal Bank of Canada		USD	4,660	NOK		34,984	05/07/15	(14)
Royal Bank of Canada		USD	7,086	NOK		57,352	05/07/15	531
Royal Bank of Canada		USD	10,485	NOK		78,713	05/07/15	(32)
Royal Bank of Canada		USD	148	NOK		1,118	06/09/15	—
Royal Bank of Canada		USD	334	NOK		2,516	06/09/15	—
Royal Bank of Canada		USD	8,147	NOK		61,222	06/09/15	(25)
Royal Bank of Canada		AUD	254	USD		200	06/09/15	(1)
Royal Bank of Canada		CAD	12,433	USD		10,263	05/07/15	(41)
Royal Bank of Canada		CHF	7	USD		8	06/09/15	—
Royal Bank of Canada		EUR	21	USD		24	06/09/15	—
Royal Bank of Canada		GBP	2,952	USD		4,537	05/07/15	5
Royal Bank of Canada		NOK	2,211	USD		274	05/07/15	(20)
Royal Bank of Canada		NOK	4,976	USD		617	05/07/15	(44)
Royal Bank of Canada		NOK	32,772	USD		4,049	05/07/15	(303)
Royal Bank of Canada		NOK	61,222	USD		8,155	05/07/15	25
Royal Bank of Canada		NOK	73,738	USD		9,111	05/07/15	(681)
Royal Bank of Canada		NOK	1,957	USD		259	06/09/15	—
Royal Bank of Canada		NOK	34,984	USD		4,656	06/09/15	14
Royal Bank of Canada		NOK	78,713	USD		10,475	06/09/15	32
Royal Bank of Canada		NZD	163	USD		124	06/09/15	—
Royal Bank of Canada		SEK	32	USD		4	06/09/15	—
Royal Bank of Scotland		USD	1,259	JPY	149,558		05/29/15	(6)
Royal Bank of Scotland		JPY	149,558	USD		1,259	04/30/15	6
Standard Chartered		CAD	2,011	USD		1,670	05/29/15	3
Standard Chartered		EUR	3,318	USD		3,632	06/18/15	(95)
UBS		USD	236	EUR		218	06/18/15	8
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(790)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives					Notional		Termination	Fair Value
Underlying Security		Counterparty			Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	13,221	11/30/15	(50)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	15,255	11/30/15	(58)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	10,161	12/31/15	(39)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	19,000	04/29/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays				USD	11,000	04/29/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas				USD	10,161	12/31/15	(39)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)								(186)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.09% to 0.10%.

Interest Rate Swap Contracts

Amounts in thousands
						Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays	Date	$
Barclays	USD	695	Three Month LIBOR	2.481%		11/15/27	(66)
Barclays	USD	695	Three Month LIBOR	2.417%		11/15/27	(59)
Citigroup	USD	1,390	Three Month LIBOR	2.714%		08/15/42	(64)
Citigroup	USD	1,060	Three Month LIBOR	3.676%		11/15/43	(278)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 349

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount	Fund Receives		Fund Pays	Date	$
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)						(467)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
Portfolio Summary		Level 1	Level 2	Level 3	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities		$—	$125,195	$1,040	$126,235	9.0
Corporate Bonds and Notes		—	293,419	3,408	296,827	21.2
International Debt		—	79,314	4,196	83,510	6.0
Mortgage-Backed Securities		—	447,872	3,968	451,840	32.3
Municipal Bonds		—	12,509	—	12,509	0.9
United States Government Agencies		—	12,614	—	12,614	0.9
United States Government Treasuries		—	246,008	—	246,008	17.6
Preferred Stocks		2,199	—	—	2,199	0.1
Options Purchased		—	40	—	40	—*
Short-Term Investments		—	323,590	2,025	325,615	23.3
Total Investments		2,199	1,540,561	14,637	1,557,397	111.3
Other Assets and Liabilities, Net						(11.3)
						100.0
Other Financial Instruments
Futures Contracts		(495)	—	—	(495)	(—)*
Options Written		—	(59)	—	(59)	(—)*
Foreign Currency Exchange Contracts		—	(790)	—	(790)	(0.1)
Index Swap Contracts		—	(186)	—	(186)	(—)*
Interest Rate Swap Contracts		—	(467)	—	(467)	(—)*
Total Other Financial Instruments**		$(495)	$(1,502)	$—	$(1,997)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

350 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2015 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers Transfers in Unrealized			Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized into Level		out of Appreciation/ Balance of			held as of
Category and Subcategory	11/01/2014	Purchases	Sales	(Premiums) Gain (Loss)		3	Level 3 (Depreciation)		4/30/2015	4/30/2015
Long-Term Investments
Asset Backed Securities	$—	$1,040	$—	$—	$—	$—	$—	$—	$1,040	$—
Corporate Bonds and Notes	4,072	—	697	—	9	—	—	24	3,408	31
International Debt	4,189	—	—	—	—	—	—	7	4,196	6
Mortgage-Backed
Securities	1,955	130	359	(92)	—	2,329	—	5	3,968	6
Short-Term Investments	—	2,025	—	—	—	—	—	—	2,025	—
Total Investments	10,216	3,195	1,056	(92)	9	2,329	—	36	14,637	43

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 351

Russell Investment Company
Russell Investment Grade Bond Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$40
Unrealized appreciation on foreign currency exchange contracts	—	2,683	—
Variation margin on futures contracts**	411	—	—
Total	$411	$2,683	$40

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$906	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	3,473	—
Options written, at fair value	—	—	59
Index swap contracts, at fair value	—	—	186
Interest rate swap contracts, at fair value	—	—	467
Total	$906	$3,473	$712
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$(342)
Futures contracts	—	—	4,193
Options written	—	—	21
Index swap contracts	—	—	1,618
Interest rate swap contracts	—	—	(151)
Credit default swap contracts	130	—	—
Foreign currency-related transactions****	—	2,816	—
Total	$130	$2,816	$5,339

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$—	$379
Futures contracts	—	—	(1,268)
Index swap contracts	—	—	(167)
Interest rate swap contracts	—	—	(354)
Foreign currency-related transactions******	—	(278)	—
Total	$—	$(278)	$(1,410)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

352 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
		Gross		Net Amounts
		Amounts			of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Options Purchased Contracts	Investments, at fair value	$40	$	— $	40
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,683		—	2,683
Futures Contracts	Variation margin on futures contracts	61		—	61
Total		$2,784	$	— $	2,784

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments Received^		Net Amount
Bank of America	$614	$515	$	— $	99
Barclays	42	42		—	—
Citigroup	2	—		—	2
Commonwealth Bank of Australia	721	721		—	—
Credit Suisse	14	—		—	14
Goldman Sachs	60	—		20	40
Royal Bank of Canada	1,314	1,162		—	152
Royal Bank of Scotland	6	6		—	—
Standard Chartered	3	—		—	3
UBS	8	—		—	8
Total	$2,784	$2,446		$20	$318

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 353

Russell Investment Company
Russell Investment Grade Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
		Amounts		of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities		Liabilities
Futures Contracts	Variation margin on futures contracts	$213	$	— $	213
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	3,473		—	3,473
Options Written Contracts	Options written, at fair value	59		—	59
Index Swap Contracts	Index swap contracts, at fair value	186		—	186
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	467		—	467
Total		$4,398	$	— $	4,398

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments Pledged^		Net Amount
Bank of America	$515	$515		$—	$—
Barclays	386	42		344	—
Citigroup	357	—		357	—
Commonwealth Bank of Australia	1,526	721		—	805
Goldman Sachs	335	—		335	—
HSBC	15	—		15	—
Royal Bank of Canada	1,162	1,162		—	—
Royal Bank of Scotland	6	6		—	—
Standard Chartered	96	—		—	96
Total	$4,398	$2,446		$1,051	$901

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

354 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,542,107
Investments, at fair value(>)	1,557,397
Cash (restricted)(a)(b)	5,021
Foreign currency holdings(^)	995
Unrealized appreciation on foreign currency exchange contracts	2,683
Receivables:
Dividends and interest	5,675
Dividends from affiliated Russell funds	20
Investments sold	73,489
Fund shares sold	1,078
Investments matured(†)	434
Variation margin on futures contracts	61
Prepaid expenses	15
Total assets	1,646,868

Liabilities
Payables:
Due to broker (c)	20
Investments purchased	238,748
Fund shares redeemed	3,905
Accrued fees to affiliates	561
Other accrued expenses	217
Variation margin on futures contracts	213
Unrealized depreciation on foreign currency exchange contracts	3,473
Options written, at fair value(x)	59
Index swap contracts, at fair value(8)	186
Interest rate swap contracts, at fair value(•)	467
Total liabilities	247,849

Net Assets	$1,399,019

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 355

Russell Investment Company
Russell Investment Grade Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,226
Accumulated net realized gain (loss)	26,651
Unrealized appreciation (depreciation) on:
Investments	15,290
Futures contracts	(495)
Options written	100
Index swap contracts	(186)
Interest rate swap contracts	(467)
Investments matured	(1,339)
Foreign currency-related transactions	(798)
Shares of beneficial interest	625
Additional paid-in capital	1,356,412
Net Assets	$1,399,019

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$22.41
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$23.28
Class A — Net assets	$8,958,349
Class A — Shares outstanding ($.01 par value)	399,782
Net asset value per share: Class C(#)	$22.23
Class C — Net assets	$19,459,843
Class C — Shares outstanding ($.01 par value)	875,581
Net asset value per share: Class E(#)	$22.39
Class E — Net assets	$29,336,248
Class E — Shares outstanding ($.01 par value)	1,310,135
Net asset value per share: Class I(#)	$22.40
Class I — Net assets	$290,897,517
Class I — Shares outstanding ($.01 par value)	12,986,089
Net asset value per share: Class S(#)	$22.38
Class S — Net assets	$791,629,954
Class S — Shares outstanding ($.01 par value)	35,371,824
Net asset value per share: Class Y(#)	$22.42
Class Y — Net assets	$258,737,388
Class Y — Shares outstanding ($.01 par value)	11,541,381
Amounts in thousands
(^) Foreign currency holdings - cost	$1,003
(x) Premiums received on options written	$159
(†) Investments matured - cost	$1,773
(>) Investments in affiliates, U.S. Cash Management Fund	$253,416
(•) Interest Rate swap contracts - premiums paid (received)	$—
(8) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$3,826
(b) Cash Collateral for Swaps	$1,195
(c) Due to Broker for Swaps	$20
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

356 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$131
Dividends from affiliated Russell funds	123
Interest	14,692
Total investment income	14,946

Expenses
Advisory fees	1,907
Administrative fees	362
Custodian fees	207
Distribution fees - Class A	10
Distribution fees - Class C	76
Transfer agent fees - Class A	8
Transfer agent fees - Class C	20
Transfer agent fees - Class E	32
Transfer agent fees - Class I	175
Transfer agent fees - Class S	826
Transfer agent fees - Class Y	8
Professional fees	75
Registration fees	63
Shareholder servicing fees - Class C	25
Shareholder servicing fees - Class E	41
Trustees’ fees	18
Printing fees	40
Miscellaneous	38
Total expenses	3,931
Net investment income (loss)	11,015

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	20,594
Futures contracts	4,193
Options written	21
Index swap contracts	1,618
Interest rate swap contracts	(151)
Credit default swap contracts	130
Foreign currency-related transactions	2,842
Net realized gain (loss)	29,247
Net change in unrealized appreciation (depreciation) on:
Investments	(3,431)
Futures contracts	(1,268)
Index swap contracts	(167)
Interest rate swap contracts	(354)
Investment matured	(802)
Foreign currency-related transactions	(286)
Net change in unrealized appreciation (depreciation)	(6,308)
Net realized and unrealized gain (loss)	22,940
Net Increase (Decrease) in Net Assets from Operations	$33,954

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 357

Russell Investment Company
Russell Investment Grade Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,015	$26,203
Net realized gain (loss)	29,247	34,791
Net change in unrealized appreciation (depreciation)	(6,308)	3,018
Net increase (decrease) in net assets from operations	33,954	64,012

Distributions
From net investment income
Class A	(35)	(89)
Class C	(39)	(80)
Class E	(137)	(387)
Class I	(1,716)	(4,542)
Class S	(4,491)	(11,025)
Class Y	(2,292)	(6,490)
From net realized gain
Class A	(149)	—
Class C	(392)	—
Class E	(648)	—
Class I	(5,533)	—
Class S	(15,849)	—
Class Y	(6,747)	—
Net decrease in net assets from distributions	(38,028)	(22,613)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(170,364)	(310,764)
Total Net Increase (Decrease) in Net Assets	(174,438)	(269,365)

Net Assets
Beginning of period	1,573,457	1,842,822
End of period	$1,399,019	$1,573,457
Undistributed (overdistributed) net investment income included in net assets	$3,226	$921

See accompanying notes which are an integral part of the financial statements.

358 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	62	$1,392	70	$1,552
Proceeds from reinvestment of distributions	8	179	4	86
Payments for shares redeemed	(28)	(622)	(178)	(3,900)
Net increase (decrease)	42	949	(104)	(2,262)
Class C
Proceeds from shares sold	54	1,209	73	1,598
Proceeds from reinvestment of distributions	19	427	3	80
Payments for shares redeemed	(137)	(3,062)	(298)	(6,543)
Net increase (decrease)	(64)	(1,426)	(222)	(4,865)
Class E
Proceeds from shares sold	75	1,679	241	5,319
Proceeds from reinvestment of distributions	32	718	16	355
Payments for shares redeemed	(327)	(7,321)	(628)	(13,792)
Net increase (decrease)	(220)	(4,924)	(371)	(8,118)
Class I
Proceeds from shares sold	1,494	33,629	2,448	53,989
Proceeds from reinvestment of distributions	319	7,087	202	4,451
Payments for shares redeemed	(2,084)	(46,821)	(4,914)	(108,541)
Net increase (decrease)	(271)	(6,105)	(2,264)	(50,101)
Class S
Proceeds from shares sold	3,584	80,362	13,652	299,938
Proceeds from reinvestment of distributions	911	20,222	495	10,919
Payments for shares redeemed	(6,863)	(153,713)	(13,765)	(303,095)
Net increase (decrease)	(2,368)	(53,129)	382	7,762
Class Y
Proceeds from shares sold	920	20,626	2,228	49,137
Proceeds from reinvestment of distributions	406	9,039	294	6,490
Payments for shares redeemed	(6,011)	(135,394)	(14,064)	(308,807)
Net increase (decrease)	(4,685)	(105,729)	(11,542)	(253,180)
Total increase (decrease)	(7,566)	$(170,364)	(14,121)	$(310,764)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 359

Russell Investment Company
Russell Investment Grade Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	22.48	.13	.32	.45	(.10)	(.42)
October 31, 2014	21.91	.28	.53	.81	(.24)	—
October 31, 2013	23.15	.25	(.58)	(.33)	(.21)	(.70)
October 31, 2012	22.31	.36	1.10	1.46	(.38)	(.24)
October 31, 2011	22.85	.47	.21	.68	(.53)	(.69)
October 31, 2010(3)	21.87	.14	1.00	1.14	(.16)	—

Class C
April 30, 2015*	22.33	.04	.33	.37	(.05)	(.42)
October 31, 2014	21.77	.12	.52	.64	(.08)	—
October 31, 2013	23.03	.09	(.59)	(.50)	(.06)	(.70)
October 31, 2012	22.20	.21	1.08	1.29	(.22)	(.24)
October 31, 2011	22.74	.32	.19	.51	(.36)	(.69)
October 31, 2010	21.31	.36	1.61	1.97	(.45)	(.09)

Class E
April 30, 2015*	22.46	.13	.32	.45	(.10)	(.42)
October 31, 2014	21.89	.28	.53	.81	(.24)	—
October 31, 2013	23.13	.25	(.58)	(.33)	(.21)	(.70)
October 31, 2012	22.28	.39	1.09	1.48	(.39)	(.24)
October 31, 2011	22.82	.51	.18	.69	(.54)	(.69)
October 31, 2010	21.38	.55	1.62	2.17	(.64)	(.09)

Class I
April 30, 2015*	22.47	.17	.31	.48	(.13)	(.42)
October 31, 2014	21.90	.36	.52	.88	(.31)	—
October 31, 2013	23.14	.33	(.59)	(.26)	(.28)	(.70)
October 31, 2012	22.29	.45	1.09	1.54	(.45)	(.24)
October 31, 2011	22.83	.56	.19	.75	(.60)	(.69)
October 31, 2010	21.39	.60	1.62	2.22	(.69)	(.09)

Class S
April 30, 2015*	22.45	.16	.31	.47	(.12)	(.42)
October 31, 2014	21.88	.34	.52	.86	(.29)	—
October 31, 2013	23.12	.31	(.58)	(.27)	(.27)	(.70)
October 31, 2012	22.27	.43	1.09	1.52	(.43)	(.24)
October 31, 2011	22.81	.54	.19	.73	(.58)	(.69)
October 31, 2010	21.38	.54	1.65	2.19	(.67)	(.09)

Class Y
April 30, 2015*	22.49	.18	.32	.50	(.15)	(.42)
October 31, 2014	21.91	.38	.54	.92	(.34)	—
October 31, 2013	23.15	.35	(.58)	(.23)	(.31)	(.70)
October 31, 2012	22.30	.48	1.08	1.56	(.47)	(.24)
October 31, 2011	22.84	.59	.18	.77	(.62)	(.69)
October 31, 2010	21.40	.59	1.64	2.23	(.70)	(.09)

See accompanying notes which are an integral part of the financial statements.

360 Russell Investment Grade Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.52)	22.41	2.01	8,958.81		.81	1.16	94
(.24)	22.48	3.70	8,036.81		.81	1.27	178
(.91)	21.91	(1.48)	10,114.79		.79	1.15	136
(.62)	23.15	6.68	11,983.79		.79	1.59	159
(1.22)	22.31	3.27	3,966.80		.80	2.14	187
(.16)	22.85	5.20	1,002.81		.81	1.55	157

(.47)	22.23	1.66	19,460	1.56	1.56	.40	94
(.08)	22.33	2.94	20,978	1.56	1.56	.54	178
(.76)	21.77	(2.23)	25,285	1.54	1.54	.39	136
(.46)	23.03	5.92	36,340	1.54	1.54	.92	159
(1.05)	22.20	2.42	32,369	1.55	1.55	1.48	187
(.54)	22.74	9.48	38,798	1.54	1.54	1.66	157

(.52)	22.39	2.01	29,336.81		.81	1.15	94
(.24)	22.46	3.71	34,378.81		.81	1.28	178
(.91)	21.89	(1.46)	41,621.79		.78	1.15	136
(.63)	23.13	6.76	43,762.79		.74	1.74	159
(1.23)	22.28	3.31	45,365.80		.72	2.32	187
(.73)	22.82	10.38	54,743.79		.68	2.50	157

(.55)	22.40	2.18	290,898.48		.48	1.48	94
(.31)	22.47	4.05	297,900.48		.48	1.62	178
(.98)	21.90	(1.15)	339,903.46		.46	1.47	136
(.69)	23.14	7.05	410,807.46		.46	2.01	159
(1.29)	22.29	3.57	380,063.47		.47	2.57	187
(.78)	22.83	10.64	428,647.46		.44	2.76	157

(.54)	22.38	2.14	791,630.56		.56	1.41	94
(.29)	22.45	3.97	847,289.56		.56	1.54	178
(.97)	21.88	(1.23)	817,400.54		.54	1.38	136
(.67)	23.12	6.93	805,089.54		.54	1.92	159
(1.27)	22.27	3.50	657,013.55		.55	2.44	187
(.76)	22.81	10.55	456,448.54		.54	2.43	157

(.57)	22.42	2.24	258,737.36		.36	1.60	94
(.34)	22.49	4.21	364,876.36		.36	1.71	178
(1.01)	21.91	(.99)	608,499.34		.34	1.59	136
(.71)	23.15	7.15	609,301.36		.36	2.11	159
(1.31)	22.30	3.67	600,991.37		.37	2.66	187
(.79)	22.84	10.77	681,001.36		.36	2.70	157

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 361

Russell Investment Company
Russell Short Duration Bond Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,004.80	$1,020.68
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$4.13	$4.16

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,001.60	$1,016.96
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$7.84	$7.90
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.58%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,005.30	$1,020.68
	Expenses Paid During Period*	$4.13	$4.16

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

362 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,006.50	$1,021.92
Expenses Paid During Period*	$2.89	$2.91

* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,006.90	$1,022.32
Expenses Paid During Period*	$2.49	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Short Duration Bond Fund 363

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 90.9%			Series 2014-D Class A
Asset-Backed Securities - 10.4%			1.490% due 04/15/19 (Þ)	2,541	2,544
Ally Auto Receivables Trust			CWABS Asset-Backed Certificates Trust
			Series 2005-1 Class AF4
Series 2014-2 Class A2			5.147% due 02/25/33	51	51
0.680% due 07/17/17	2,570	2,572
			Series 2005-4 Class AF3
Ally Master Owner Trust			4.456% due 10/25/35	4	4
Series 2012-3 Class A2
1.210% due 06/15/17	4,100	4,103	Education Loan Asset-Backed Trust I
			Series 2013-1 Class B1
Series 2013-1 Class A2			1.174% due 11/25/33 (Ê)(Þ)	2,839	2,650
1.000% due 02/15/18	615	616
AmeriCredit Automobile Receivables			Enterprise Fleet Financing LLC
Trust			Series 2012-2 Class A2
Series 2012-3 Class B			0.720% due 04/20/18 (Þ)	805	805
1.590% due 07/10/17	3,470	3,477	Equity One Mortgage Pass-Through Trust
Series 2012-4 Class A3			Series 2003-4 Class M1
0.670% due 06/08/17	2,433	2,433	5.190% due 10/25/34	299	292
Series 2013-1 Class B			Exeter Automobile Receivables Trust
1.070% due 03/08/18	2,920	2,927	Series 2013-1A Class A
Series 2013-2 Class B			1.290% due 10/16/17 (Þ)	163	163
1.190% due 05/08/18	825	828	Series 2014-1A Class A
Series 2015-1 Class A2A			1.290% due 05/15/18 (Þ)	1,216	1,216
0.770% due 04/09/18	1,305	1,305	Series 2014-3A Class A
			1.320% due 01/15/19 (Þ)	3,512	3,510
Series 2015-2 Class A2A			Federal Home Loan Mortgage Corp.
0.830% due 09/10/18	3,190	3,190	Structured Pass Through Securities
ARI Fleet Lease Trust			Series 2000-30 Class A5
Series 2013-A Class A3			7.543% due 12/25/30	2,122	2,243
0.920% due 07/15/21 (Þ)	2,290	2,290	Ford Credit Auto Owner Trust
Bank of The West Auto Trust			Series 2012-C Class A3
Series 2014-1 Class A3			0.580% due 12/15/16	656	656
1.090% due 03/15/19 (Þ)	2,175	2,177	Series 2015-A Class A3
Capital Auto Receivables Asset Trust			1.280% due 09/15/19	1,135	1,138
Series 2013-1 Class B
1.290% due 04/20/18	1,665	1,664	Freddie Mac REMICS
			Series 2010-3662 Class ZB
CarFinance Capital Auto Trust			5.500% due 08/15/36	825	932
Series 2013-2A Class A
1.750% due 11/15/17 (Þ)	794	795	Hertz Fleet Lease Funding, LP
			Series 2013-3 Class C
Series 2014-1A Class A			1.625% due 12/10/27 (Ê)(Þ)	2,240	2,245
1.460% due 12/17/18 (Þ)	792	791	Series 2014-1 Class C
CarMax Auto Owner Trust			1.331% due 04/10/28 (Ê)(Þ)	1,475	1,475
Series 2013-4 Class A2
0.520% due 11/15/16	915	915	Honda Auto Receivables Owner Trust
			Series 2014-4 Class A3
CCG Receivables Trust			0.990% due 09/17/18	2,950	2,952
Series 2013-1 Class A2
1.050% due 08/14/20 (Þ)	428	428	Huntington Auto Trust
			Series 2012-2 Class A3
Series 2014-1 Class A2			0.510% due 04/17/17	1,132	1,131
1.060% due 11/15/21 (Þ)	1,079	1,079	Hyundai Auto Receivables Trust
CFC LLC			Series 2013-B Class A3
Series 2013-1A Class A			0.710% due 09/15/17	2,736	2,738
1.650% due 07/17/17 (Þ)	94	94	Series 2015-A Class A2
Chase Education Loan Trust			0.680% due 10/16/17	1,200	1,201
Series 2007-A Class B
0.493% due 06/28/40 (Ê)	2,811	2,580	IndyMac Home Equity Loan Trust
			Series 2004-2 Class A
Chesapeake Funding LLC			0.298% due 09/28/36 (Ê)	716	704
Series 2012-1A Class A
0.924% due 11/07/23 (Ê)(Þ)	381	381	JCP&L Transition Funding LLC
			Series 2002-A Class A4
CIT Marine Trust			6.160% due 06/05/19	113	119
Series 1999-A Class A4
6.250% due 11/15/19	—	—	MSCC Heloc Trust
			Series 2007-1 Class A
Countrywide Asset-Backed Certificates			0.281% due 12/25/31 (Ê)	868	823
Series 2007-4 Class A2
5.530% due 04/25/47	218	226	Navient Private Education Loan Trust
			Series 2014-AA Class A2A
CPS Auto Receivables Trust			2.740% due 02/15/29 (Þ)	400	405

See accompanying notes which are an integral part of the financial statements.

364 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nissan Auto Receivables Owner Trust			Toyota Auto Receivables Owner Trust
Series 2013-B Class A3			Series 2014-B Class A2
0.840% due 11/15/17	2,905	2,910	0.400% due 12/15/16	3,180	3,179
Series 2014-A Class A3			Series 2015-A Class A2
0.720% due 08/15/18	2,110	2,110	0.710% due 07/17/17	915	915
Nissan Master Owner Trust Receivables			Westlake Automobile Receivables Trust
Series 2012-A Class A			Series 2014-1A Class A2
0.652% due 05/15/17 (Ê)	1,235	1,235	0.700% due 05/15/17 (Þ)	2,216	2,215
Prestige Auto Receivables Trust					115,355
Series 2013-1A Class A2			Corporate Bonds and Notes - 18.4%
1.090% due 02/15/18 (Þ)	209	209	21st Century Fox, Inc.
Series 2014-1A Class A3			8.000% due 10/17/16	420	462
1.520% due 04/15/20 (Þ)	1,300	1,302	AbbVie, Inc.
Renaissance Home Equity Loan Trust			1.750% due 11/06/17	1,878	1,888
Series 2005-4 Class A3			Advanced Micro Devices, Inc.
5.565% due 02/25/36	73	71	7.500% due 08/15/22	1,425	1,169
Series 2007-2 Class AF2			Aflac, Inc.
5.675% due 06/25/37	348	178	2.650% due 02/15/17	1,400	1,439
Santander Drive Auto Receivables Trust			Air Lease Corp.
Series 2011-1 Class D			2.125% due 01/15/18	1,095	1,090
4.010% due 02/15/17	1,184	1,193	Albemarle Corp.
Series 2012-4 Class B			Series 5YR
1.830% due 03/15/17	238	238	3.000% due 12/01/19	845	847
Series 2013-1 Class B			Ally Financial, Inc.
1.160% due 01/15/19	2,815	2,819	5.500% due 02/15/17	2,595	2,712
Series 2014-1 Class A3			Amazon.com, Inc.
0.870% due 01/16/18	2,385	2,386	2.600% due 12/05/19	2,600	2,651
Series 2014-4 Class B			American Express Credit Corp.
1.820% due 05/15/19	1,020	1,021	1.125% due 06/05/17	2,910	2,909
SLM Private Education Loan Trust			American Honda Finance Corp.
Series 2010-A Class 2A			1.500% due 09/11/17 (Þ)	1,400	1,409
3.432% due 05/16/44 (Ê)(Þ)	2,379	2,515	1.500% due 03/13/18	725	728
Series 2011-A Class A1			American International Group, Inc.
1.182% due 10/15/24 (Ê)(Þ)	1,058	1,062	5.850% due 01/16/18	2,070	2,306
Series 2012-B Class A1			Amgen, Inc.
1.282% due 12/15/21 (Ê)(Þ)	94	94	2.300% due 06/15/16	300	304
Series 2012-C Class A1			Anadarko Petroleum Corp.
1.282% due 08/15/23 (Ê)(Þ)	1,690	1,697	5.950% due 09/15/16	2,650	2,818
SLM Student Loan Trust			Anheuser-Busch InBev Worldwide, Inc.
Series 2008-7 Class A2			1.375% due 07/15/17	1,787	1,801
0.777% due 10/25/17 (Ê)	384	385	5.375% due 01/15/20	955	1,094
Series 2014-A Class A1			Apple, Inc.
0.782% due 07/15/22 (Ê)(Þ)	1,943	1,945	1.050% due 05/05/17	2,175	2,188
SMART Trust			2.150% due 02/09/22	820	806
Series 2012-1USA Class A4A
2.010% due 12/14/17 (Þ)	4,060	4,093	AT&T, Inc.
			1.700% due 06/01/17	2,135	2,146
SMB Private Education Loan Trust			5.500% due 02/01/18	3,262	3,593
Series 2015-A3 Class A3
1.680% due 02/17/32 (Å)(Ê)	1,995	1,995	2.450% due 06/30/20	890	889
SoFi Professional Loan Program LLC			Bank of America Corp.
Series 2014-B Class A1			6.500% due 08/01/16	1,800	1,914
1.431% due 08/25/32 (Å)(Ê)	8,124	8,163	1.700% due 08/25/17	2,560	2,570
Series 2014-B Class A2			Bank of New York Mellon Corp. (The)
2.550% due 08/27/29 (Þ)	1,989	2,013	Series G
South Carolina Student Loan Corp.			2.200% due 05/15/19	1,035	1,049
Series 2008-1 Class A3			Bayer US Finance LLC
1.012% due 03/02/20 (Ê)	688	690	2.375% due 10/08/19 (Þ)	1,080	1,096
Tidewater Auto Receivables Trust			Bear Stearns Cos. LLC (The)
Series 2012-AA Class A3			5.550% due 01/22/17	2,920	3,120
1.990% due 04/15/19 (Þ)	1,473	1,475	Boston Scientific Corp.
Series 2014-AA Class A3			6.000% due 01/15/20	455	523
1.400% due 07/15/18 (Þ)	2,380	2,379	Branch Banking & Trust Co.

			See accompanying notes which are an integral part of the financial statements.

			Russell Short Duration Bond Fund 365

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			Hewlett-Packard Co.
1.050% due 12/01/16	2,890	2,896	3.300% due 12/09/16	3,050	3,150
Capital One Bank USA NA			3.750% due 12/01/20	975	1,028
1.300% due 06/05/17	1,350	1,345	Home Depot, Inc. (The)
Capital One Financial Corp.			2.250% due 09/10/18	1,600	1,650
2.450% due 04/24/19	1,880	1,898	Hospira, Inc.
Capital One NA			5.200% due 08/12/20	2,085	2,374
Series BKNT			Innovation Ventures LLC / Innovation
1.650% due 02/05/18	1,380	1,373	Ventures Finance Corp.
Chevron Corp.			9.500% due 08/15/19 (Þ)	1,300	1,339
1.718% due 06/24/18	1,075	1,088	Intel Corp.
2.411% due 03/03/22	1,005	1,008	1.350% due 12/15/17	685	689
Cintas Corp. No. 2			International Business Machines Corp.
2.850% due 06/01/16	1,465	1,494	5.700% due 09/14/17	980	1,085
Citigroup, Inc.			International Lease Finance Corp.
4.450% due 01/10/17	2,260	2,376	2.221% due 06/15/16 (Ê)	4,370	4,348
1.850% due 11/24/17	2,890	2,908	3.875% due 04/15/18	800	818
Coca-Cola Enterprises, Inc.			IPALCO Enterprises, Inc.
2.000% due 08/19/16	1,610	1,634	5.000% due 05/01/18	300	320
Compass Bank			Johnson & Johnson
Series BKNT			1.125% due 11/21/17	755	758
6.400% due 10/01/17	1,615	1,769	JPMorgan Chase & Co.
ConocoPhillips Co.			0.600% due 06/13/16 (Ê)	1,400	1,397
1.050% due 12/15/17	565	563	1.350% due 02/15/17	1,740	1,745
Coventry Health Care, Inc.			Kellogg Co.
5.950% due 03/15/17	775	843	1.875% due 11/17/16	985	1,000
Daimler Finance NA LLC			Kinder Morgan Energy Partners, LP
1.375% due 08/01/17 (Þ)	1,450	1,454	3.500% due 03/01/21	760	767
Dayton Power & Light Co. (The)			Lehman Brothers Holdings Capital Trust
1.875% due 09/15/16	325	328	VII
DCP Midstream Operating Co.			5.857% due 11/29/49 (ƒ)(Ø)	270	—
2.500% due 12/01/17	2,100	2,013	Liberty Property, LP
Devon Energy Corp.			5.500% due 12/15/16	595	631
2.250% due 12/15/18	590	597	Medtronic, Inc.
Ecolab, Inc.			2.500% due 03/15/20 (Þ)	2,945	3,007
4.350% due 12/08/21	2,075	2,280	Merck & Co., Inc.
EnLink Midstream Partners, LP			0.616% due 05/18/18 (Ê)	2,110	2,120
2.700% due 04/01/19	2,045	2,043	1.850% due 02/10/20	1,490	1,495
ERAC USA Finance LLC			MetLife, Inc.
2.800% due 11/01/18 (Þ)	2,075	2,139	6.750% due 06/01/16	3,300	3,507
Ford Motor Credit Co. LLC			1.756% due 12/15/17	1,130	1,144
3.984% due 06/15/16	500	515	Metropolitan Life Global Funding I
8.000% due 12/15/16	1,000	1,103	1.300% due 04/10/17 (Þ)	800	804
4.250% due 02/03/17	2,460	2,579	Morgan Stanley
3.000% due 06/12/17	700	720	2.650% due 01/27/20	790	799
1.724% due 12/06/17	400	400	MUFG Americas Holdings Corp.
Forest Laboratories, Inc.			2.250% due 02/10/20	1,725	1,726
4.875% due 02/15/21 (Þ)	2,080	2,279	New York Life Global Funding
General Electric Capital Corp.			0.335% due 09/06/16	1,800	1,799
2.900% due 01/09/17	4,790	4,959	1.125% due 03/01/17 (Þ)	1,270	1,274
General Electric Co.			1.450% due 12/15/17 (Þ)	1,630	1,640
5.250% due 12/06/17	1,885	2,077	Oracle Corp.
General Mills, Inc.			2.250% due 10/08/19	2,090	2,123
1.400% due 10/20/17	4,820	4,828	PACCAR Financial Corp.
Glencore Funding LLC			1.150% due 08/16/16	2,145	2,160
2.125% due 04/16/18 (Å)	895	894	PepsiCo, Inc.
Hartford Financial Services Group, Inc.			5.000% due 06/01/18	1,420	1,574
(The)			Pfizer, Inc.
5.500% due 10/15/16	2,635	2,797	6.200% due 03/15/19	1,295	1,507
4.000% due 10/15/17	1,705	1,815	Phillips 66 Partners, LP
Hawaiian Telcom Communications, Inc.			2.646% due 02/15/20	1,175	1,178
5.000% due 06/06/19 (Ê)	1,247	1,251	Pricoa Global Funding I

See accompanying notes which are an integral part of the financial statements.
366 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.350% due 08/18/17 (Þ)	3,600	3,608	Series 2014-1A Class A
Principal Life Global Funding II			1.932% due 05/15/24 (Ê)(Þ)	1,915	1,912
1.500% due 09/11/17 (Þ)	1,175	1,180	Series 2014-1A Class B
Private Export Funding Corp.			4.682% due 05/15/24 (Ê)(Þ)	1,240	1,243
Series FF			Australia & New Zealand Banking
1.375% due 02/15/17	2,110	2,134	Group, Ltd. NY
PSEG Power LLC			1.250% due 06/13/17	1,320	1,324
2.450% due 11/15/18	1,435	1,458	Avago Technologies Cayman, Ltd. Term
Quebecor World Capital Corp.			Loan B
4.875% due 01/02/49 (Ø)	205	—	3.750% due 05/06/21	1,405	1,411
6.125% due 11/15/49 (Ø)	70	—	Baidu Inc.
QVC, Inc.			3.250% due 08/06/18	1,837	1,903
3.125% due 04/01/19	2,925	2,941	Barclays PLC
Samsung Electronics America, Inc.			2.000% due 03/16/18	1,595	1,602
1.750% due 04/10/17 (Þ)	895	901	BP Capital Markets PLC
SBA Tower Trust			1.375% due 11/06/17	650	652
Series 2014-1A Class C			Braskem Finance, Ltd.
2.898% due 10/15/19 (Þ)	1,415	1,428	7.000% due 05/07/20 (Þ)	1,200	1,245
Southern Co. (The)			British Telecommunications PLC
2.150% due 09/01/19	1,575	1,587	5.950% due 01/15/18	545	608
Thermo Fisher Scientific, Inc.			Canadian Imperial Bank of Commerce
1.300% due 02/01/17	1,600	1,601	1.550% due 01/23/18	1,674	1,684
Time Warner Cable, Inc.			ConocoPhillips Canada Funding Co. I
5.000% due 02/01/20	885	935	5.625% due 10/15/16	1,505	1,608
Toyota Motor Credit Corp.			Credit Suisse NY
0.800% due 05/17/16	2,165	2,170	Series GMTN
1.250% due 10/05/17	885	888	1.375% due 05/26/17	2,875	2,876
United Technologies Corp.			Deutsche Bank AG
1.800% due 06/01/17	1,015	1,034	6.000% due 09/01/17	1,290	1,416
			1.875% due 02/13/18	1,585	1,589
Verizon Communications, Inc.			Deutsche Telekom International Finance
2.500% due 09/15/16	2,110	2,154
2.021% due 09/14/18 (Ê)	100	104	BV
			2.250% due 03/06/17 (Þ)	2,840	2,888
4.500% due 09/15/20	4,185	4,578	Ensco PLC
Series FRN			4.700% due 03/15/21	725	745
1.801% due 09/15/16 (Ê)	4,500	4,568	Expro Financial Services SARL Term
Wachovia Corp.			Loan B
5.750% due 06/15/17	1,810	1,984	5.750% due 08/21/21	796	707
Wells Fargo & Co.			FMG Resources Pty, Ltd. 1st Lien Term
0.805% due 07/20/16 (Ê)	4,300	4,317	Loan B
1.250% due 07/20/16	1,400	1,408	3.750% due 06/30/19	990	893
Williams Partners, LP			Global Bank Corp.
4.125% due 11/15/20	1,262	1,331	5.125% due 10/30/19 (Å)	1,380	1,425
XTO Energy, Inc.			Hutchison Whampoa International, Ltd.
6.250% due 08/01/17	900	1,005	3.500% due 01/13/17 (Þ)	1,500	1,549
ZFS Finance USA Trust II			ING Bank NV
6.450% due 12/15/65 (Þ)	2,005	2,087	3.750% due 03/07/17 (Þ)	2,750	2,871
ZFS Finance USA Trust V			International Bank for Reconstruction &
6.500% due 05/09/37 (Þ)	2,145	2,274	Development
Zimmer Holdings, Inc.			Series GDIF
2.700% due 04/01/20	1,350	1,363	0.625% due 05/02/17	1,635	1,630
		203,781	Intesa Sanpaolo SpA
International Debt - 8.1%			2.375% due 01/13/17	3,915	3,954
			Korea Gas Corp.
ABN AMRO Bank NV			2.875% due 07/29/18 (Þ)	1,430	1,475
1.079% due 10/28/16 (Ê)(Þ)	1,100	1,107	Mallinckrodt International Finance SA
Actavis Funding SCS			Term Loan B
2.350% due 03/12/18	3,250	3,289	3.250% due 03/19/21	1,244	1,243
AP NMT Acquisition BV 1st Lien Term
			Noble Holding International, Ltd.
Loan			4.000% due 03/16/18	595	608
6.750% due 08/13/21	497	496
Arbor Realty Collateralized Loan			Nomura Holdings, Inc.
Obligation, Ltd.			2.000% due 09/13/16	1,605	1,621
			Petrobras Global Finance BV

			See accompanying notes which are an integral part of the financial statements.

				Russell Short Duration Bond Fund 367

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.881% due 05/20/16 (Ê)	1,400	1,354	3.250% due 10/11/20 (Ê)	882	887
Petroleos Mexicanos			Affinion Group, Inc. Term Loan B
3.500% due 07/23/20 (Þ)	1,680	1,718	6.750% due 04/30/18 (Ê)	990	947
Restaurant Brands International, Inc.			Albertson's Holdings LLC Term Loan B4
Term Loan B			5.500% due 08/25/21 (Ê)	1,250	1,263
4.500% due 12/12/21 (Ê)	1,735	1,753	American Airlines, Inc. Exit Term Loan
Rio Tinto Finance USA PLC			3.750% due 06/27/19 (Ê)	990	993
1.375% due 06/17/16	1,790	1,799	Ancestry.com, Inc. Term Loan
2.250% due 12/14/18	770	780	4.500% due 12/28/18 (Ê)	1,493	1,495
Royal Bank of Canada			Asurion LLC Term Loan B2
1.200% due 01/23/17	2,035	2,045	4.250% due 07/08/20 (Ê)	990	992
Royal Bank of Scotland Group PLC			BWAY Holding Co. Term Loan B
1.875% due 03/31/17	3,835	3,842	5.500% due 08/14/20 (Ê)	1,489	1,504
4.700% due 07/03/18	2,515	2,630	Camping World, Inc. 1st Lien Term
Sable International Finance			Loan B
5.500% due 11/06/16	424	424	5.750% due 02/20/20 (Ê)	969	976
Sensata Technologies Term Loan			Cengage Learning Acquisitions, Inc. 1st
3.500% due 08/15/21	580	582	Lien Term Loan
Shell International Finance BV			7.000% due 03/31/20 (Ê)	988	993
0.900% due 11/15/16	2,160	2,168	Charter Commercial Operating LLC
SkillsSoft Corp. Term Loan			Term Loan G
5.750% due 04/28/21 (Ê)	744	741	4.250% due 09/12/21 (Ê)	6	6
			Checkout Holding Corp. 1st Lien Term
Sky PLC			Loan B
6.100% due 02/15/18 (Þ)	875	972	4.500% due 04/09/21 (Ê)	993	900
Standard Chartered Plc			Chrysler Group LLC 1st Lien Term
2.250% due 04/17/20 (Å)	950	939	Loan B
Statoil ASA			3.250% due 12/31/18 (Ê)	1,980	1,981
1.250% due 11/09/17	1,610	1,613	CHS/Community Health Systems, Inc.
Tech Finance & Co. SCA Term Loan B			1st Lien Term Loan D
5.500% due 07/10/20	1,237	1,247	4.250% due 01/27/21 (Ê)	1,731	1,741
Tencent Holdings, Ltd.			Cincinnati Bell, Inc. 1st Lien Term
3.375% due 05/02/19 (Þ)	850	875	Loan B
Thomson Reuters Corp.			4.000% due 09/10/20 (Ê)	990	992
1.650% due 09/29/17	1,740	1,743	Commercial Barge Line Co. 2nd Lien
6.500% due 07/15/18	1,115	1,270	Term Loan
			10.750% due 03/22/20 (Ê)	500	508
Toronto-Dominion Bank (The)			Communication Sales & Leasing Term
2.625% due 09/10/18	2,035	2,100

Total Capital International SA			1.000% Loan B due 09/30/22	1,500	1,496
1.000% due 08/12/16	2,160	2,169

Trade MAPS 1, Ltd.			Compuware 6.250% due Corp. 09/02/19 1st Lien Term Loan B1	988	971
Series 2013-1A Class A			Consolidated Communications, Inc. Term
0.881% due 12/10/18 (Ê)(Þ)	2,190	2,189	Loan B
Transocean, Inc.			4.250% due 12/23/20 (Ê)	990	996
5.050% due 12/15/16	1,345	1,397	ConvergeOne Holdings Corp. 1st Lien
Travelport Finance SARL Term Loan B			Term Loan
5.750% due 09/02/21 (Ê)	998	1,007	6.000% due 06/17/20 (Ê)	993	991
UBS AG			Creative Artists Agency LLC Term Loan
Series BKNT			B
5.875% due 12/20/17	1,280	1,418	5.500% due 12/17/21 (Ê)	999	1,008
Vale Overseas, Ltd.			Crown Americas LLC Term Loan B
4.625% due 09/15/20	1,340	1,372	5.500% due 10/22/21	3,494	3,494
Vodafone Group PLC			Crowne Group LLC Term Loan
1.500% due 02/19/18	2,035	2,036	6.000% due 09/29/20	498	494
		89,757	DealerTrack Technologies, Inc. Term
Loan Agreements - 10.4%			Loan B
Ability Network, Inc. 1st Lien Term Loan			3.250% due 02/28/21 (Ê)	954	954
6.000% due 05/14/21 (Ê)	993	993	Dell International LLC Term Loan B
Accudyne Industries Borrower SCA Term			4.500% due 04/29/20 (Ê)	1,250	1,254
Loan			Delta 2 Lux Sarl Lien Term Loan B
4.000% due 12/13/19 (Ê)	947	923	7.750% due 07/29/22 (Ê)	250	250
Activision Blizzard, Inc. 1st Lien Term			Delta 2 Lux Sarl Term Loan B3
Loan B			4.750% due 07/31/21	1,250	1,251

See accompanying notes which are an integral part of the financial statements.

368 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dollar Tree Term Loan B			La Quinta Intermediate Holdings LLC
4.250% due 01/26/22	1,500	1,519	Term Loan B
Eastman Kodak Co.1st Lien Term Loan			4.000% due 04/14/21 (Ê)	869	872
7.250% due 09/03/19 (Ê)	990	992	Las Vegas Sands LLC 1st Lien Term
Eco Services Operations LLC 1st Lien			Loan B
Term Loan B			3.250% due 12/18/20	990	990
4.750% due 12/01/21 (Ê)	499	502	Level 3 Financing, Inc. 1st Lien Term
Emerald Performance Materials, LLC			Loan B5
2nd Lien Term Loan			4.500% due 01/31/22 (Ê)	750	750
7.750% due 08/01/22 (Ê)	250	250	MacDermid, Inc. 1st Lien Term Loan
Emerald US, Inc. Term Loan B1			4.500% due 06/07/20 (Ê)	2,014	2,031
5.000% due 05/09/21	1,000	980	MCC Iowa LLC Term Loan H
EnergySolutions LLC Term Loan			3.250% due 01/29/21 (Ê)	1,496	1,491
6.750% due 05/29/20 (Ê)	938	940	MCC Iowa LLC Term Loan J
Entegris, Inc. 1st Lien Term Loan B			3.750% due 06/30/21	497	498
3.500% due 04/30/21 (Ê)	442	443	Media General, Inc. 1st Lien Term Loan
Envision Acquisition Co. LLC 1st Lien			B
Term Loan B			4.250% due 07/31/20	490	493
5.750% due 11/04/20 (Ê)	496	497	Mergermarket USA, Inc. 1st Lien Term
First Data Corp. Term Loan			Loan
3.668% due 03/24/18 (Ê)	500	501	4.500% due 02/04/21 (Ê)	990	969
			Millennium Laboratories, Inc. Term
Fitness International LLC Term Loan B			Loan B
5.500% due 07/01/20 (Ê)	496	470	5.250% due 04/16/21 (Ê)	993	809
FPC Holdings, Inc. First Lien Term Loan
5.250% due 11/27/19 (Ê)(Þ)	500	496	Minerals Technologies, Inc. Term Loan B
General Communications, Inc. 1st Lien			4.000% due 05/07/21	936	940
Term Loan B			Mood Media Corp. Term Loan
4.750% due 12/18/21	1,000	1,007	7.000% due 05/01/19	990	987
GENEX Holdings, Inc. 1st Lien Term			MSC.Software Corp. 1st Lien Term Loan
Loan			5.000% due 05/29/20 (Ê)	993	999
5.250% due 05/28/21 (Ê)	995	999	Novitex Acquisition LLC Term Loan B2
GENEX Holdings, Inc. 2nd Lien Term			7.500% due 07/07/20 (Ê)	249	233
Loan			nTelos, Inc. Term Loan B
8.750% due 05/30/22	250	243	5.750% due 11/09/19 (Ê)	746	645
Getty Images, Inc. Term Loan B			Numericable US LLC 1st Lien Term
4.750% due 10/18/19 (Ê)	995	858	Loan B1
Go Daddy Operating Co. LLC Term Loan			4.500% due 05/21/20 (Ê)	802	805
4.500% due 05/13/21 (Ê)	993	999	Numericable US LLC 1st Lien Term
GOBP Holdings, Inc. Term Loan B			Loan B2
5.750% due 10/21/21 (Ê)	998	1,009	4.500% due 05/21/20 (Ê)	694	697
Gray Television, Inc. Term Loan B			NVA Holdings, Inc. 1st Lien Term Loan
3.750% due 06/13/21 (Ê)	890	892	4.750% due 08/14/21	995	996
GTCR Valor Cos., Inc. 1st Lien Term			NVA Holdings, Inc. 2nd Lien Term Loan
Loan			8.000% due 08/14/22	250	251
6.000% due 05/30/21 (Ê)	995	994	Ocwen Loan Servicing, LLC Term Loan
Harland Clarke Holdings Corp. Term			1.000% due 02/15/18	986	975
Loan B4			P2 Newco Acquisition Inc. 2nd Lien
6.000% due 08/04/19 (Ê)	1,462	1,469	Term Loan
Hertz Corp. Term Loan B1			9.500% due 10/22/21 (Ê)	250	248
4.000% due 03/11/18	990	994	Pelican Products, Inc. Term Loan
Hilton Worldwide Finance LLC			5.250% due 04/11/20 (Ê)	249	249
3.500% due 10/25/20 (Ê)	1,532	1,537	Petsmart, Inc. 1st Lien Term Loan
Indigo Merger Sub I, Inc. 1st Lien Term			5.000% due 03/11/22	1,000	1,012
Loan			PGX Holdings, Inc. 1st Lien Term Loan
5.000% due 07/08/21	993	997	6.250% due 09/29/20 (Ê)	494	496
INMAR, Inc. Term Loan			Pilot Travel Centers LLC Term Loan B
4.250% due 01/27/21 (Ê)	993	978	4.250% due 10/03/21 (Ê)	1,485	1,504
Interactive Data Corp. Term Loan			Pinnacle Foods Finance LLC 1st Lien
4.750% due 05/02/21 (Ê)	1,491	1,500	Term Loan G
Intrawest Operations Group, LLC Term			3.000% due 04/29/20 (Ê)	874	873
Loan			Pinnacle Foods Finance LLC Term Loan
4.750% due 12/09/20	741	744	H
IPC Corp. 2nd Lien Term Loan			3.000% due 04/29/20	247	247
10.500% due 02/06/22	500	480

			See accompanying notes which are an integral part of the financial statements.

				Russell Short Duration Bond Fund 369

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Portillo's Holdings, LLC 1st Lien Term			6.000% due 03/31/19 (Ê)	2,327	2,119
Loan			TCH-2 Holdings LLC 1st Lien Term
4.750% due 08/01/21 (Ê)	249	249	Loan
Portillo's Holdings, LLC 2nd Lien Term			5.500% due 05/12/21 (Ê)	998	994
Loan			The Active Network, Inc. 1st Lien Term
8.000% due 08/01/22 (Ê)	250	250	Loan
Post Holdings, Inc. Series A Incremental			5.500% due 11/15/20 (Ê)	990	991
Term Loan			Total Safety U.S., Inc. 1st Lien Term
3.750% due 06/02/21 (Ê)	500	502	Loan B
PowerTeam Services, LLC 2nd Lien			5.750% due 03/13/20	990	893
Term Loan			Tribune Media Co. Term Loan
8.250% due 11/06/20 (Ê)	500	489	4.000% due 12/27/20 (Ê)	500	502
Pre Paid Legal Services, Inc. 2nd Lien			TriNet HR Corp. Term Loan B
Term Loan			3.030% due 07/03/17	746	746
1.000% due 07/01/20	500	500	TWCC Holding Corp. 2nd Lien Term
Renaissance Learning, Inc. Term Loan			Loan
4.500% due 04/09/21 (Ê)	990	974	7.000% due 06/26/20 (Ê)	500	468
RentPath, Inc. 1st Lien Term Loan			TWCC Holding Corp. Term Loan
6.250% due 12/17/21 (Ê)	1,995	2,012	3.500% due 02/13/17 (Ê)	980	970
RHP Hotel Properties LP Term Loan B			United Airlines, Inc. Term Loan B1
3.750% due 01/15/21 (Ê)	993	999	3.750% due 09/15/21	995	1,003
Roundy's Supermarkets, Inc. 1st Lien			US Shipping Corp. Term Loan
Term Loan B			5.500% due 04/30/18	454	451
5.750% due 03/03/21 (Ê)	967	932	Utility Services Associates, Inc. 1st Lien
Rovi Solutions Corp. Syndicated Loans			Term Loan B
Term Loan B			6.750% due 10/18/19 (Ê)	748	751
3.750% due 07/02/21 (Ê)	993	996	Varsity Brands, Inc. 1st Lien Term Loan
RP Crown Parent LLC Term Loan			6.000% due 12/11/21	125	126
6.000% due 12/21/18	990	961
RPI Finance Trust 1st Lien Term Loan			Verdesion Life Sciences LLC Term Loan
			6.000% due 07/01/20	987	987
B2			Virgin Media Investment Holdings, Ltd.
3.250% due 05/09/18	990	992	Term Loan
RPI Finance Trust Term Loan B4			3.500% due 06/07/20 (Ê)	641	641
3.500% due 12/18/20 (Ê)	998	999
Sage Products Holdings III, LLC 1st			Visant Corp. Term Loan
Lien Term Loan B			7.000% due 09/23/21 (Ê)	995	1,000
5.000% due 12/13/19 (Ê)	700	708	Walker & Dunlop, Inc. Term Loan B
Sage Products Holdings III, LLC 2nd			5.250% due 12/20/20 (Ê)	1,454	1,458
Lien Term Loan			William Morris Endeavor Entertainment
9.250% due 06/13/20	250	253	LLC Term Loan
Scientific Games International, Inc. Term			5.250% due 05/06/21 (Ê)	993	994
Loan B1			WMG Acquisition Corp. Term Loan B
6.000% due 10/18/20 (Ê)	1,437	1,451	3.750% due 07/01/20 (Ê)	990	984
Scientific Games International, Inc. Term			World Endurance Holdings Term Loan
Loan B2			5.250% due 06/26/21 (Ê)	997	999
6.000% due 10/01/21 (Ê)	698	705	Yonkers Racing Corp. 1st Lien Term
Seaworld Parks & Entertainment, Inc.			Loan
Incremental Term Loan B3			4.250% due 08/16/19	962	950
4.000% due 05/14/20	250	250	Zebra Technologies Corp. Term Loan
Signode Industrial Group US, Inc. 1st			4.750% due 10/27/21 (Ê)	1,955	1,977
Lien Term Loan B					114,472
3.750% due 05/01/21 (Ê)	811	809	Mortgage-Backed Securities - 21.3%
SIRVA Worldwide, Inc. Term Loan			Banc of America Commercial Mortgage
7.500% due 03/27/19 (Ê)	499	499	Trust
SourceHOV LLC 1st Lien Term Loan B			Series 2006-2 Class AM
7.750% due 10/31/19 (Ê)	497	458	5.952% due 05/10/45	1,270	1,329
Southwire Co. 1st Lien Term Loan B			Series 2007-2 Class AM
3.250% due 02/10/21	990	987	5.792% due 04/10/49	1,245	1,340
Spectrum Brands, Inc. Term Loan C			Banc of America Funding Trust
3.500% due 09/04/19 (Ê)	990	992	Series 2006-A Class 1A1
Stena International SA Term Loan B			2.656% due 02/20/36 (Ê)	496	492
4.000% due 03/03/21	990	898	Series 2006-F Class 1A2
Sungard Availability Services Capital,			2.681% due 07/20/36 (Ê)	42	31
Inc. 1st Lien Term Loan B			Banc of America Merrill Lynch
			Commercial Mortgage, Inc.
See accompanying notes which are an integral part of the financial statements.

370 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-3 Class AM			Series 2014-SAVA Class C
4.727% due 07/10/43	1,750	1,755	2.582% due 06/15/34 (Ê)(Þ)	282	282
Series 2005-5 Class B			Commercial Mortgage Asset Trust
5.428% due 10/10/45	420	426	Series 2001-J2A Class E
Series 2005-6 Class A4			7.160% due 07/16/34 (Þ)	905	974
5.331% due 09/10/47	4,004	4,035	Commercial Mortgage Pass Through
Series 2005-6 Class B			Certificates
5.331% due 09/10/47	695	708	Series 2007-GG9 Class A4
Banc of America Mortgage Securities,			5.444% due 03/10/39	700	737
Inc.			Commercial Mortgage Trust
Series 2004-I Class 2A2			Series 2005-CD1 Class AM
2.705% due 10/25/34 (Ê)	877	879	5.396% due 07/15/44	580	588
Banc of America Trust			Series 2006-CD2 Class A1B
Series 2010-UB5 Class A4A			5.480% due 01/15/46	413	421
5.674% due 02/17/51 (Þ)	1,271	1,321	Credit Suisse Commercial Mortgage
BCAP LLC Trust			Trust
Series 2011-R11 Class 15A1			Series 2006-C1 Class AJ
2.590% due 10/26/33 (Ê)(Þ)	1,242	1,263	5.646% due 02/15/39	1,170	1,204
Series 2011-R11 Class 20A5			Series 2006-C2 Class A1A
2.601% due 03/26/35 (Ê)(Þ)	597	603	5.859% due 03/15/39	3,644	3,747
Bear Stearns ARM Trust			Series 2006-C3 Class A1A
Series 2004-5 Class 2A			6.000% due 06/15/38	327	340
2.972% due 07/25/34 (Ê)	597	597	Series 2006-C5 Class A1A
Bear Stearns Commercial Mortgage			5.297% due 12/15/39	526	552
Securities Trust			Series 2007-C1 Class A3
Series 2002-TOP6 Class G			5.383% due 02/15/40	81	85
6.000% due 10/15/36 (Þ)	2,344	2,388	Credit Suisse First Boston Mortgage
Series 2005-PW10 Class AM			Securities Corp.
5.449% due 12/11/40	1,225	1,249	Series 2005-C3 Class AJ
Series 2005-T18 Class B			4.771% due 07/15/37	2,074	2,072
5.035% due 02/13/42	175	175	Series 2005-C5 Class AJ
BHMS Mortgage Trust			5.100% due 08/15/38	190	192
Series 2014-ATLS Class AFL			Series 2005-C6 Class B
1.672% due 07/05/33 (Ê)(Þ)	2,400	2,402	5.230% due 12/15/40	925	939
Capmark Mortgage Securities, Inc.			Series 2005-C6 Class D
Series 1997-C2 Class G			5.230% due 12/15/40	975	983
6.750% due 04/15/29	473	514	DBRR Trust
CD Commercial Mortgage Trust			Series 2013-EZ2 Class A
Series 2005-CD1 Class C			0.853% due 02/25/45 (Þ)	58	58
5.396% due 07/15/44	450	453	Fannie Mae
CDGJ Commercial Mortgage Trust			7.000% due 2017	11	12
Series 2014-BXCH Class A			4.500% due 2019	48	50
1.575% due 12/15/27 (Ê)(Þ)	2,740	2,744	5.700% due 2019	899	1,010
CHL Mortgage Pass-Through Trust			4.500% due 2020	1,088	1,147
Series 2006-1 Class A2			4.500% due 2021	51	53
6.000% due 03/25/36	439	413	7.000% due 2022	97	102
Citigroup Commercial Mortgage Trust			2.500% due 2024	10,285	10,620
Series 2005-C3 Class AJ			4.500% due 2025	632	681
4.960% due 05/15/43	315	315	2.229% due 2033(Ê)	33	35
Series 2005-CD1 Class AJ			15 Year TBA(Ï)
5.396% due 07/15/44	1,055	1,067	3.500%	6,920	7,346
Citigroup Mortgage Loan Trust, Inc.			Fannie Mae Grantor Trust
Series 2004-UST1 Class A5			Series 2001-T3 Class A1
1.940% due 08/25/34 (Ê)	1,170	1,149	7.500% due 11/25/40	227	266
Citigroup/Deutsche Bank Commercial
Mortgage Trust			Series 2001-T4 Class A1
Series 2005-CD1 Class A4			7.500% due 07/25/41	616	747
5.396% due 07/15/44	2,345	2,355	Series 2001-T8 Class A2
COMM Mortgage Trust			9.500% due 07/25/41	16	19
Series 2005-C6 Class AJ			Series 2001-T10 Class A1
5.209% due 06/10/44	1,955	1,973	7.000% due 12/25/41	43	51
Series 2014-CR15 Class A1			Series 2001-T10 Class A2
1.218% due 02/10/47	550	551	7.500% due 12/25/41	762	897

			See accompanying notes which are an integral part of the financial statements.

				Russell Short Duration Bond Fund 371

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2002-T4 Class A3			Series 2015-M1 Class ASQ1
7.500% due 12/25/41	7	8	0.782% due 02/25/18	2,110	2,104
Series 2002-T19 Class A1			Series 2015-M1 Class ASQ2
6.500% due 07/25/42	392	448	1.626% due 02/25/18	2,445	2,466
Series 2004-T1 Class 1A2			Series 2015-M7 Class ASQ1
6.500% due 01/25/44	668	770	0.882% due 04/25/18	1,630	1,627
Series 2004-T2 Class 1A3			Series 2015-M7 Class ASQ2
7.000% due 11/25/43	570	652	1.550% due 04/25/18	835	842
Fannie Mae REMICS			FDIC Guaranteed Notes Trust
Series 2002-57 Class PG			Series 2010-S1 Class 1A
5.500% due 09/25/17	137	142	0.728% due 02/25/48 (Ê)(Þ)	147	147
Series 2004-70 Class EB			FDIC Trust
5.000% due 10/25/24	106	115	Series 2010-R1 Class A
Series 2007-18 Class BD			2.184% due 05/25/50 (Þ)	2,220	2,238
5.750% due 05/25/36	209	210	Series 2011-R1 Class A
Series 2007-73 Class A1			2.672% due 07/25/26 (Þ)	872	892
0.241% due 07/25/37 (Ê)(Þ)	75	71	Federal Home Loan Mortgage Corp.
Series 2009-96 Class DB			Multifamily Structured Pass Through
4.000% due 11/25/29	182	195	Certificates
Series 2009-97 Class PG			Series 2011-K702 Class X1
4.000% due 11/25/39	1,499	1,590	Interest Only STRIP
Series 2010-141 Class MD			1.684% due 02/25/18	29,259	1,069
2.000% due 10/25/40	287	288	Series 2011-K703 Class A1
Series 2010-150 Class PC			1.873% due 01/25/18	91	92
3.000% due 10/25/40	582	601	Series 2012-K019 Class A1
Series 2013-21 Class BA			1.459% due 09/25/21	3,119	3,106
1.000% due 03/25/23	3,389	3,369	Series 2012-K501 Class A2
Fannie Mae Whole Loan			1.655% due 11/25/16	1,610	1,627
Series 2002-W3 Class A4			Series 2012-K501 Class X1A
6.500% due 11/25/41	269	310	Interest Only STRIP
Series 2003-W2 Class 1A1			1.747% due 08/25/16	8,817	130
6.500% due 07/25/42	139	162	Series 2012-K706 Class A1
Series 2004-W2 Class 2A2			1.691% due 06/25/18	9,216	9,316
7.000% due 02/25/44	465	536	Series 2012-K706 Class X1
Series 2004-W9 Class 2A1			Interest Only STRIP
6.500% due 02/25/44	26	30	1.714% due 10/25/18	11,051	533
Series 2004-W11 Class 1A2			Series 2013-K502 Class A2
6.500% due 05/25/44	203	240	1.426% due 08/25/17	3,380	3,410
			Federal Home Loan Mortgage Corp.
Series 2004-W12 Class 1A1			Structured Pass Through Securities
6.000% due 07/25/44	2,455	2,819

Series 2005-W1 Class 1A2			6.500% Series 2002-51 due 09/25/43 Class 1A	140	162
6.500% due 10/25/44	101	119

Fannie Mae-Aces			6.500% Series 2003-58 due 09/25/43 Class 2A	33	38
Series 2012-M2 Class A1
1.824% due 02/25/22	461	466	Freddie Mac
			6.000% due 2018	18	19
Series 2012-M8 Class ASQ2			5.500% due 2019	514	550
1.520% due 12/25/19	2,439	2,458
Series 2012-M9 Class ASQ2			5.500% due 2022	313	341
1.513% due 12/25/17	569	574	5.500% due 2029	144	163
Series 2012-M14 Class ASQ2			Freddie Mac REMICS
1.114% due 02/25/17	318	320	Series 2003-2559 Class PB
Series 2013-M1 Class ASQ2			5.500% due 08/15/30	1	1
1.074% due 11/25/16	978	982	Series 2003-2632 Class AB
Series 2013-M7 Class ASQ2			4.500% due 06/15/18	970	1,011
1.233% due 03/26/18	522	523	Series 2003-2657 Class WT
Series 2014-M9 Class ASQ2			4.500% due 08/15/18	228	238
1.462% due 04/25/17	680	687	Series 2005-2922 Class JN
Series 2014-M13 Class ASQ1			4.500% due 02/15/20	1,772	1,824
0.848% due 11/25/17	4,873	4,877	Series 2006-R006 Class ZA
Series 2014-M13 Class ASQ2			6.000% due 04/15/36	1,191	1,367
1.637% due 11/25/17	8,505	8,600	Series 2006-R007 Class ZA
			6.000% due 05/15/36	2,130	2,421

See accompanying notes which are an integral part of the financial statements.

372 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-3704 Class DC			Series 2012-99 Class CI
4.000% due 11/15/36	336	359	Interest Only STRIP
Series 2010-3728 Class EL			1.054% due 10/16/49	6,944	488
1.500% due 09/15/20	3,256	3,272	GS Mortgage Securities Corp. II
Series 2011-3816 Class D			Series 2013-GC10 Class A1
3.500% due 08/15/28	1,175	1,220	0.696% due 02/10/46	178	178
Series 2013-4157 Class MA			GS Mortgage Securities Trust
2.000% due 01/15/53	854	837	Series 2010-C1 Class A1
Series 2014-4315 Class CA			3.679% due 08/10/43 (Þ)	1,229	1,271
2.000% due 01/15/23	2,374	2,428	Series 2012-GCJ7 Class A1
Series 2014-4383 Class JC			1.144% due 05/10/45	655	657
2.000% due 05/15/23	2,246	2,281	Series 2013-GC12 Class A1
GE Capital Commercial Mortgage Corp.			0.742% due 06/10/46	368	366
Series 2005-C3 Class F			Series 2014-GC18 Class A1
5.324% due 07/10/45 (Þ)	2,030	2,038	1.298% due 01/10/47	341	343
GE Commercial Mortgage Corp.			GSMPS Mortgage Loan Trust
Series 2007-C1 Class A1A			Series 1998-1 Class A
5.483% due 12/10/49	1,508	1,607	8.000% due 09/19/27 (Þ)	38	39
Ginnie Mae II			Series 1998-2 Class A
3.500% due 2040(Ê)	5,127	5,377	7.366% due 05/19/27 (Þ)	167	168
4.000% due 2040(Ê)	477	506	Series 1998-3 Class A
5.390% due 2059	2,900	3,051	7.750% due 09/19/27 (Þ)	8	8
5.508% due 2059	2,308	2,427	Series 1999-3 Class A
5.500% due 2060	2,580	2,802	8.000% due 08/19/29 (Þ)	16	15
4.672% due 2062	744	802	Series 2005-RP1 Class 1A4
4.674% due 2062	1,695	1,826	8.500% due 01/25/35 (Þ)	169	182
4.816% due 2062	1,665	1,804	Series 2006-RP1 Class 1A2
4.856% due 2062	2,515	2,709	7.500% due 01/25/36 (Þ)	358	379
4.732% due 2063	1,560	1,705	Series 2006-RP1 Class 1A3
			8.000% due 01/25/36 (Þ)	90	96
Ginnie Mae REMICS
Series 2010-124 Class C			GSR Mortgage Loan Trust
3.392% due 03/16/45	471	483	Series 2005-AR6 Class 2A1
			2.677% due 09/25/35 (Ê)	195	196
Series 2010-H04 Class BI			JP Morgan Chase Commercial Mortgage
Interest Only STRIP			Securities Trust
1.397% due 04/20/60	5,143	246	Series 2005-CB12 Class AJ
Series 2010-H12 Class PT			4.987% due 09/12/37	1,100	1,107
5.470% due 11/20/59	950	998	Series 2005-LDP2 Class C
Series 2010-H22 Class JI			4.911% due 07/15/42	460	462
Interest Only STRIP			Series 2014-CBM Class A
2.493% due 11/20/60	4,149	333	1.082% due 10/15/29 (Ê)(Þ)	2,580	2,572
Series 2012-115			JPMorgan Chase Commercial Mortgage
Interest Only STRIP			Securities Trust
0.431% due 04/16/54	7,541	321	Series 2001-CIB2 Class D
Series 2012-H11 Class CI			6.847% due 04/15/35	397	397
Interest Only STRIP			Series 2002-C2 Class E
2.905% due 04/20/62	6,067	500	5.981% due 12/12/34	168	174
Series 2013-H03 Class HI			Series 2003-C1 Class D
Interest Only STRIP			5.192% due 01/12/37	101	101
2.547% due 12/20/62	5,193	503	Series 2004-LN2 Class A2
Series 2013-H06 Class HI			5.115% due 07/15/41	122	123
Interest Only STRIP			Series 2004-LN2 Class B
2.870% due 01/20/63	11,536	941	5.238% due 07/15/41	150	153
Series 2013-H07 Class JL			Series 2005-CB13 Class A4
Interest Only STRIP			5.423% due 01/12/43	2,070	2,081
2.642% due 03/20/63	12,378	1,147
Government National Mortgage			Series 2006-CB15 Class A4
Association			5.814% due 06/12/43	232	240
Series 2010-14 Class A			Series 2006-LDP6 Class ASB
4.500% due 06/16/39	203	218	5.490% due 04/15/43	42	42
Series 2011-H21 Class HI			Series 2006-LDP9 Class A1A
Interest Only STRIP			5.257% due 05/15/47	871	904
1.809% due 11/20/61	9,532	518	Series 2007-CB20 Class AM
			6.080% due 02/12/51	160	175
			See accompanying notes which are an integral part of the financial statements.

				Russell Short Duration Bond Fund 373

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-LDPX Class AM			Series 2005-HQ7 Class A4
5.464% due 01/15/49	1,275	1,328	5.363% due 11/14/42	347	349
Series 2014-FBLU Class C			Morgan Stanley Dean Witter Capital I
2.182% due 12/15/28 (Ê)(Þ)	2,300	2,302	Trust
JPMorgan Mortgage Trust			Series 2001-TOP3 Class C
Series 2004-A2 Class 1A1			6.790% due 07/15/33	104	107
2.609% due 05/25/34 (Ê)	158	155	Morgan Stanley Re-REMIC Trust
Series 2005-A4 Class 1A1			Series 2010-GG10 Class A4A
4.921% due 07/25/35 (Ê)	53	53	5.989% due 08/15/45 (Þ)	3,860	4,114
Series 2006-A6 Class 1A2			Motel 6 Trust
2.500% due 10/25/36 (Ê)	24	22	Series 2015-MTL6 Class A2A2
LB Commercial Mortgage Trust			2.605% due 02/05/30 (Þ)	1,145	1,152
Series 2007-C3 Class AM			NCUA Guaranteed Notes
6.110% due 07/15/44	687	746	Series 2010-R1 Class 2A
LB-UBS Commercial Mortgage Trust			1.840% due 10/07/20	431	433
5.017% due 09/15/40	1,235	1,242	Series 2010-R3 Class 3A
Series 2005-C3 Class AJ			2.400% due 12/08/20	450	456
4.843% due 07/15/40	326	326	NCUA Guaranteed Notes Trust
Series 2005-C3 Class B			Series 2010-C1 Class A1
4.895% due 07/15/40	1,250	1,250	1.600% due 10/29/20	383	383
Series 2005-C7 Class B			Nomura Asset Acceptance Corp.
5.350% due 11/15/40	360	365	Alternative Loan Trust
			Series 2004-AR4 Class 1A1
Mastr Adjustable Rate Mortgages Trust			2.658% due 12/25/34	282	283
Series 2005-1 Class B1
2.547% due 03/25/35 (Ê)	216	21	Series 2005-WF1 Class 2A2
			4.786% due 03/25/35	42	43
Mastr Reperforming Loan Trust
Series 2005-1 Class 1A3			RBSCF Trust
7.000% due 08/25/34 (Þ)	433	452	Series 2010-RR3 Class MSCA
			6.104% due 06/16/49 (Þ)	374	391
Series 2005-2 Class 1A4
8.000% due 05/25/35 (Þ)	318	340	Series 2010-RR4 Class CMLA
			6.240% due 12/16/49 (Þ)	503	524
Merrill Lynch Mortgage Investors Trust
Series 1998-C1 Class A3			Series 2010-RR4 Class WBCA
6.720% due 11/15/26	739	764	5.509% due 04/16/47 (Þ)	2,500	2,538
Series 1998-C3 Class IO			RBSSP Resecuritization Trust
Interest Only STRIP			Series 2010-3 Class 9A1
1.072% due 12/15/30	1,063	19	5.500% due 02/26/35 (Þ)	1,042	1,076
Series 2005-A10 Class A			Reperforming Loan REMIC Trust
0.391% due 02/25/36 (Ê)	37	34	Series 2005-R2 Class 2A4
			8.500% due 06/25/35 (Þ)	83	94
Merrill Lynch Mortgage Trust
Series 2005-CIP1 Class AM			Rialto Capital Management LLC
5.107% due 07/12/38	2,848	2,858	Series 2014-LT5 Class A
			2.850% due 05/15/24 (Þ)	350	350
Series 2005-LC1 Class A4
5.291% due 01/12/44	1,036	1,049	RREF LLC
			Series 2014-LT6 Class A
Series 2006-C2 Class AM			2.750% due 09/15/24 (Þ)	289	289
5.782% due 08/12/43	625	657
Morgan Stanley Bank of America Merrill			Sequoia Mortgage Trust
Lynch Trust			Series 2004-9 Class A2
			1.129% due 10/20/34 (Ê)	664	637
Series 2013-C7 Class A1			Structured Asset Securities Corp.
0.738% due 02/15/46	246	246
Morgan Stanley Capital I Trust			Mortgage Pass Through Certificates
			Series 2003-34A Class 6A
Series 2005-HQ6 Class D			2.596% due 11/25/33 (Ê)	205	200
5.202% due 08/13/42	1,000	1,002	Wachovia Bank Commercial Mortgage
Series 2006-HQ8 Class A4			Trust
5.599% due 03/12/44	968	979	Series 2004-C15 Class B
Series 2006-IQ12 Class AM			4.892% due 10/15/41	320	321
5.370% due 12/15/43	665	703	Series 2005-C22 Class AM
Series 2006-T21 Class C			5.489% due 12/15/44	380	386
5.478% due 10/12/52 (Þ)	1,270	1,298	Series 2006-C26 Class AM
Series 2007-HQ12 Class A2			6.171% due 06/15/45	1,350	1,414
5.861% due 04/12/49	516	515	Series 2006-C27 Class AM
Morgan Stanley Capital I, Inc.			5.795% due 07/15/45	340	357

See accompanying notes which are an integral part of the financial statements.

374 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series 2007-C30 Class AM				0.875% due 05/15/17	1,705	1,714
5.383% due 12/15/43		245	259	8.750% due 05/15/17	2,650	3,087
Series 2007-C31 Class A4				2.750% due 05/31/17	6,265	6,542
5.509% due 04/15/47		1,380	1,451	2.375% due 07/31/17	5,386	5,590
Series 2007-C31 Class AM				4.750% due 08/15/17	4,955	5,412
5.591% due 04/15/47		1,090	1,164	0.625% due 08/31/17	7,635	7,618
Series 2007-C32 Class A2				1.875% due 08/31/17	8,330	8,554
5.898% due 06/15/49		102	103	1.000% due 09/15/17	7,710	7,759
Series 2007-C33 Class A4				0.750% due 10/31/17	4,550	4,546
6.150% due 02/15/51		99	105
WaMu Mortgage Pass-Through				0.875% due 11/15/17	7,565	7,580
Certificates Trust				2.250% due 11/30/17	5,655	5,865
Series 2004-AR1 Class A				1.000% due 12/15/17	1,000	1,005
2.441% due 03/25/34 (Ê)		774	777	1.000% due 02/15/18	1,672	1,678
Washington Mutual Mortgage Pass-				3.500% due 02/15/18	7,653	8,210
Through Certificates Trust				1.000% due 03/15/18	56,715	56,883
Series 2003-AR7 Class A7				1.000% due 05/31/18	10,830	10,842
2.299% due 08/25/33 (Ê)		85	85	1.375% due 03/31/20	8,265	8,238
Wells Fargo Mortgage Backed Securities				1.750% due 03/31/22	14,779	14,730
Trust				2.000% due 02/15/25	2,750	2,739
Series 2005-AR2 Class 2A1
2.616% due 03/25/35 (Ê)		165	165			241,062
WFRBS Commercial Mortgage Trust				Total Long-Term Investments
Series 2012-C9 Class A1				(cost $1,008,219)		1,005,708
0.673% due 11/15/45		1,804	1,800

Series 2012-C10 Class A1				Short-Term Investments - 10.9%
0.734% due 12/15/45		365	365
Series 2013-C14 Class A1				Ally Financial, Inc.
0.836% due 06/15/46		408	406	4.625% due 06/26/15	100	100
			236,112	Bank of America Corp.
Non-US Bonds - 0.5%				4.750% due 08/01/15	1,760	1,777
Brazil Notas do Tesouro Nacional				BBVA US Senior SAU
Series NTNF				4.664% due 10/09/15	1,690	1,717
10.000% due 01/01/17	BRL	5,954	1,945	Caterpillar Financial Services Corp.
Mexican Bonos				1.100% due 05/29/15	705	705
Series M				Cooperatieve Centrale Raiffeisen-
6.250% due 06/16/16	MXN	12,825	860	Boerenleenbank BA
Mexican Bonos de Desarrollo Bond				2.125% due 10/13/15	815	821
Series M
6.500% due 06/10/21	MXN	32,192	2,191	Covidien International Finance SA
Norske Skog Holding AS				1.350% due 05/29/15	670	671
8.000% due 02/24/21 (Þ)	EUR	225	173	CVS Health Corp.
			5,169	3.250% due 05/18/15	890	891
United States Government Treasuries - 21.8%				DIRECTV Holdings LLC / DIRECTV
United States Treasury Notes				Financing Co., Inc.
7.250% due 05/15/16		115	123	3.500% due 03/01/16	1,125	1,148
0.625% due 07/15/16		2,045	2,052	eBay, Inc.
0.500% due 07/31/16		755	756	0.700% due 07/15/15	1,085	1,086
0.625% due 08/15/16		1,505	1,510	Fannie Mae
1.000% due 08/31/16		4,343	4,377	4.771% due 09/01/15	607	607
0.875% due 09/15/16		4,010	4,035	Fannie Mae-Aces
1.000% due 09/30/16		2,190	2,208	Series 2013-M5 Class ASQ2
0.625% due 10/15/16		2,010	2,015	0.595% due 08/25/15	193	193
1.000% due 10/31/16		9,130	9,205	Series 2014-M2 Class ASQ2
7.500% due 11/15/16		4,305	4,769	0.478% due 09/25/15	156	155
0.875% due 11/30/16		3,787	3,811	Series 2014-M3 Class ASQ2
0.625% due 12/15/16		10,000	10,020	0.558% due 03/25/16	539	539
0.875% due 12/31/16		13,885	13,975	Federal Home Loan Bank
3.250% due 12/31/16		3,865	4,041	0.625% due 11/23/16	2,730	2,733
3.125% due 01/31/17		2,390	2,499	Ford Motor Credit Co. LLC
0.500% due 03/31/17		2,280	2,277
3.250% due 03/31/17		4,565	4,797	2.750% due 05/15/15	1,000	1,000
				See accompanying notes which are an integral part of the financial statements.
					Russell Short Duration Bond Fund 375

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Goldman Sachs Group, Inc. (The)
3.300% due 05/03/15	2,935		2,935
3.625% due 02/07/16	4,190		4,276
JPMorgan Chase & Co.
Series GMTN
0.881% due 02/26/16 (Ê)	1,500		1,503
MetLife, Inc.
5.000% due 06/15/15	1,065		1,071
Morgan Stanley
0.755% due 10/15/15 (Ê)	2,390		2,393
5.375% due 10/15/15	2,675		2,730
National Rural Utilities Cooperative
Finance Corp.
1.900% due 11/01/15	805		811
Navient Corp.
3.875% due 09/10/15	1,255		1,263
Royal Bank of Scotland Group PLC
2.550% due 09/18/15	1,275		1,282
Russell U.S. Cash Management Fund	55,181,850	(∞)	55,182
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/15	1,700		1,703
Symantec Corp.
2.750% due 09/15/15	1,485		1,494
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC
3.000% due 06/15/15	965		968
United States Treasury Notes
0.250% due 02/29/16	1,095		1,095
2.375% due 03/31/16	18,255		18,607
0.250% due 04/15/16	5,735		5,736
UnitedHealth Group, Inc.
0.850% due 10/15/15	1,560		1,563
Willis Group Holdings PLC
4.125% due 03/15/16	535		548
Yum! Brands, Inc.
4.250% due 09/15/15	1,570		1,589
Total Short-Term Investments
(cost $120,695)			120,892

Total Investments 101.8%
(identified cost $1,128,914)			1,126,600

Other Assets and Liabilities,
Net - (1.8%)			(19,865)

Net Assets - 100.0%			1,106,735

See accompanying notes which are an integral part of the financial statements.

376 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
1.2%
Glencore Funding LLC		04/08/15		895,000		99.93	894	894
Global Bank Corp.		04/14/15		1,380,000		103.55	1,429	1,425
SMB Private Education Loan Trust		04/15/15		1,995,000		100.00	1,995	1,995
SoFi Professional Loan Program LLC		04/09/15		8,123,599		100.55	8,168	8,163
Standard Chartered Plc		04/13/15		950,000		99.94	949	939
								13,416
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of		Notional		Expiration		(Depreciation)
		Contracts		Amount		Date		$
Long Positions
United States 2 Year Treasury Note Futures			598	USD	131,121	06/15		252
United States 5 Year Treasury Note Futures			172	USD	20,663	06/15		109
Short Positions
United States 10 Year Treasury Note Futures			288	USD	36,972	06/15		(120)
United States 2 Year Treasury Note Futures			209	USD	45,827	06/15		(131)
United States 5 Year Treasury Note Futures			357	USD	42,887	06/15		(247)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(137)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	68		NZD	90	05/07/15		1
Bank of America	USD	6,346		NZD	8,508	05/07/15		146
Bank of America	USD	6,327		NZD	8,338	06/09/15		15
Bank of America	USD	6,524		NZD	8,598	06/09/15		15
Bank of America	NZD	8,598		USD	6,545	05/07/15		(16)
BNP Paribas	USD	6,654		CHF	6,228	05/07/15		22
BNP Paribas	USD	6,674		EUR	5,966	05/07/15		26
BNP Paribas	USD	5,924		SEK	51,054	05/07/15		202
BNP Paribas	USD	6,723		SEK	55,724	05/07/15		(36)
BNP Paribas	CHF	141		USD	145	05/07/15		(6)
BNP Paribas	CHF	6,087		USD	6,266	05/07/15		(259)
BNP Paribas	CHF	6,228		USD	6,662	06/09/15		(22)
BNP Paribas	EUR	5,966		USD	6,410	05/07/15		(289)
BNP Paribas	EUR	5,966		USD	6,676	06/09/15		(26)
BNP Paribas	SEK	106,778		USD	12,351	05/07/15		(464)
BNP Paribas	SEK	55,724		USD	6,727	06/09/15		36
BNP Paribas	SEK	55,920		USD	6,701	06/09/15		(14)
JPMorgan Chase	USD	159		NZD	206	05/29/15		(2)
JPMorgan Chase	BRL	2,978		USD	1,007	06/02/15		29
Royal Bank of Canada	USD	6,451		CAD	8,174	05/07/15		323
Royal Bank of Canada	USD	6		CHF	5	06/09/15		—
Royal Bank of Canada	USD	10		EUR	9	06/09/15		—
Royal Bank of Canada	USD	337		GBP	227	05/07/15		12
Royal Bank of Canada	USD	6,125		GBP	4,140	05/07/15		230
Royal Bank of Canada	USD	6,498		JPY	777,375	06/09/15		14
Royal Bank of Canada	USD	6,893		NOK	51,748	05/07/15		(21)
Royal Bank of Canada	USD	213		NOK	1,609	06/09/15		—
Royal Bank of Canada	CAD	8,174		USD	6,747	05/07/15		(27)
Royal Bank of Canada	GBP	4,367		USD	6,711	05/07/15		7
Royal Bank of Canada	NOK	3,169		USD	393	05/07/15		(28)

		See accompanying notes which are an integral part of the financial statements.

					Russell Short Duration Bond Fund 377

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	NOK	48,580	USD	6,002	05/07/15	(449)
Royal Bank of Canada	NOK	51,748	USD	6,887	06/09/15	21
Royal Bank of Scotland	USD	1,871	JPY	222,252	05/29/15	(9)
Royal Bank of Scotland	USD	168	MXN	2,563	05/29/15	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(570)

See accompanying notes which are an integral part of the financial statements.

378 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$111,262	$4,093	$115,355	10.4
Corporate Bonds and Notes	—	203,781	—	203,781	18.4
International Debt	—	86,602	3,155	89,757	8.1
Loan Agreements	—	114,472	—	114,472	10.4
Mortgage-Backed Securities	—	231,924	4,188	236,112	21.3
Non-US Bonds	—	5,169	—	5,169	0.5
United States Government Treasuries	—	241,062	—	241,062	21.8
Short-Term Investments	—	120,892	—	120,892	10.9
Total Investments	—	1,115,164	11,436	1,126,600	101.8
Other Assets and Liabilities, Net					(1.8)
					100.0
Other Financial Instruments
Futures Contracts	(137)	—	—	(137)	(—)*
Foreign Currency Exchange Contracts	—	(570)	—	(570)	(0.1)
Total Other Financial Instruments**	$(137)	$(570)	$—	$(707)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2015 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers Transfers in Unrealized			Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized into Level		out of	Appreciation/ Balance of		held as of
Category and Subcategory	11/1/2014 Purchases		Sales	(Premiums) Gain (Loss)		3	Level 3 (Depreciation)		4/30/2015	4/30/2015
Long-Term Investments
Asset Backed Securities	$4,083	—	—	—	—	—	—	$10	$4,093	$10
International Debt	3,155	—	—	—	—	—	—	—	3,155	—
Mortgage-Backed Securities	1,723	146	333	(106)	1	2,758	—	(1)	4,188	(1)
Total Investments	8,961	146	333	(106)	1	2,758	—	9	11,436	9

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 379

Russell Investment Company
Russell Short Duration Bond Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

			Foreign
			Currency	Interest Rate
Derivatives not accounted for as hedging instruments			Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts			$1,099	$—
Variation margin on futures contracts*			—	361
Total			$1,099	$361

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*			$—	$498
Unrealized depreciation on foreign currency exchange contracts			1,669	—
Total			$1,669	$498
			Foreign
	Credit		Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts		Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts		$—	$—	$(1,064)
Credit default swap contracts		105	—	—
Foreign currency-related transactions**		—	1,143	—
Total		$105	$1,143	$(1,064)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts		$—	$—	$(9)
Foreign currency-related transactions***		—	(1,287)	—
Total		$—	$(1,287)	$(9)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

380 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
		Gross		Net Amounts
		Amounts			of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$1,099	$	— $	1,099
Futures Contracts	Variation margin on futures contracts	95		—	95
Total		$1,194	$	— $	1,194

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments Received^		Net Amount
Bank of America	$177	$16	$	— $	161
BNP Paribas	286	286		—	—
Goldman Sachs	17	—		—	17
HSBC	77	—		—	77
JPMorgan Chase	29	2		—	27
Royal Bank of Canada	608	525		—	83
Total	$1,194	$829	$	— $	365

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 381

Russell Investment Company
Russell Short Duration Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$67	$	— $	67
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,669	—	1,669
Total	$1,736	$	— $	1,736

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount

Bank of America	$16	$16	$—	$—
BNP Paribas	1,116	286	—	830
Goldman Sachs	27	—	27	—
HSBC	40	—	40	—
JPMorgan Chase	2	2	—	—
Royal Bank of Canada	525	525	—	—
Royal Bank of Scotland	10	—	—	10
Total	$1,736	$829	$67	$840

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

382 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,128,914
Investments, at fair value(>)	1,126,600
Cash	4,727
Cash (restricted)(a)	449
Unrealized appreciation on foreign currency exchange contracts	1,099
Receivables:
Dividends and interest	4,765
Dividends from affiliated Russell funds	4
Investments sold	5,264
Fund shares sold	925
Variation margin on futures contracts	95
Prepaid expenses	12
Total assets	1,143,940

Liabilities
Payables:
Investments purchased	33,920
Fund shares redeemed	852
Accrued fees to affiliates	529
Other accrued expenses	168
Variation margin on futures contracts	67
Unrealized depreciation on foreign currency exchange contracts	1,669
Total liabilities	37,205

Net Assets	$1,106,735

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 383

Russell Investment Company
Russell Short Duration Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$741
Accumulated net realized gain (loss)	837
Unrealized appreciation (depreciation) on:
Investments	(2,314)
Futures contracts	(137)
Foreign currency-related transactions	(572)
Shares of beneficial interest	576
Additional paid-in capital	1,107,604
Net Assets	$1,106,735

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$19.19
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$19.94
Class A — Net assets	$30,027,639
Class A — Shares outstanding ($.01 par value)	1,564,557
Net asset value per share: Class C(#)	$19.05
Class C — Net assets	$67,096,444
Class C — Shares outstanding ($.01 par value)	3,521,841
Net asset value per share: Class E(#)	$19.23
Class E — Net assets	$33,118,821
Class E — Shares outstanding ($.01 par value)	1,722,254
Net asset value per share: Class S(#)	$19.21
Class S — Net assets	$779,738,423
Class S — Shares outstanding ($.01 par value)	40,598,378
Net asset value per share: Class Y(#)	$19.21
Class Y — Net assets	$196,753,922
Class Y — Shares outstanding ($.01 par value)	10,240,233
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$55,182
(a) Cash Collateral for Futures	$449
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

384 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated Russell funds	$28
Interest	10,912
Total investment income	10,940

Expenses
Advisory fees	2,600
Administrative fees	274
Custodian fees	162
Distribution fees - Class A	36
Distribution fees - Class C	277
Transfer agent fees - Class A	29
Transfer agent fees - Class C	74
Transfer agent fees - Class E	34
Transfer agent fees - Class S	766
Transfer agent fees - Class Y	6
Professional fees	66
Registration fees	59
Shareholder servicing fees - Class C	92
Shareholder servicing fees - Class E	43
Trustees’ fees	14
Printing fees	27
Miscellaneous	26
Expenses before reductions	4,585
Expense reductions	(894)
Net expenses	3,691
Net investment income (loss)	7,249

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	130
Futures contracts	(1,064)
Credit default swap contracts	105
Foreign currency-related transactions	1,630
Net realized gain (loss)	801
Net change in unrealized appreciation (depreciation) on:
Investments	464
Futures contracts	(9)
Foreign currency-related transactions	(1,289)
Net change in unrealized appreciation (depreciation)	(834)
Net realized and unrealized gain (loss)	(33)
Net Increase (Decrease) in Net Assets from Operations	$7,216

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 385

Russell Investment Company
Russell Short Duration Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,249	$16,342
Net realized gain (loss)	801	6,845
Net change in unrealized appreciation (depreciation)	(834)	(7,865)
Net increase (decrease) in net assets from operations	7,216	15,322

Distributions
From net investment income
Class A	(200)	(283)
Class C	(227)	(262)
Class E	(233)	(364)
Class S	(6,231)	(9,093)
Class Y	(2,174)	(3,419)
From net realized gain
Class A	(185)	(47)
Class C	(489)	(150)
Class E	(223)	(53)
Class S	(4,718)	(1,108)
Class Y	(1,635)	(339)
Net decrease in net assets from distributions	(16,315)	(15,118)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(67,698)	(136,954)
Total Net Increase (Decrease) in Net Assets	(76,797)	(136,750)

Net Assets
Beginning of period	1,183,532	1,320,282
End of period	$1,106,735	$1,183,532
Undistributed (overdistributed) net investment income included in net assets	$741	$2,557

See accompanying notes which are an integral part of the financial statements.

386 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	197	$3,797	571	$11,076
Proceeds from reinvestment of distributions	17	329	16	301
Payments for shares redeemed	(182)	(3,502)	(965)	(18,717)
Net increase (decrease)	32	624	(378)	(7,340)
Class C
Proceeds from shares sold	285	5,445	1,029	19,814
Proceeds from reinvestment of distributions	37	701	20	397
Payments for shares redeemed	(1,105)	(21,099)	(2,990)	(57,581)
Net increase (decrease)	(783)	(14,953)	(1,941)	(37,370)
Class E
Proceeds from shares sold	41	782	325	6,303
Proceeds from reinvestment of distributions	20	390	19	367
Payments for shares redeemed	(200)	(3,855)	(612)	(11,879)
Net increase (decrease)	(139)	(2,683)	(268)	(5,209)
Class S
Proceeds from shares sold	9,614	184,707	13,457	261,049
Proceeds from reinvestment of distributions	566	10,862	521	10,092
Payments for shares redeemed	(9,418)	(181,053)	(18,841)	(365,325)
Net increase (decrease)	762	14,516	(4,863)	(94,184)
Class Y
Proceeds from shares sold	766	14,732	4,157	80,655
Proceeds from reinvestment of distributions	198	3,809	194	3,758
Payments for shares redeemed	(4,353)	(83,743)	(3,978)	(77,264)
Net increase (decrease)	(3,389)	(65,202)	373	7,149
Total increase (decrease)	(3,517)	$(67,698)	(7,077)	$(136,954)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 387

Russell Investment Company
Russell Short Duration Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	19.35	.10	(.01)	.09	(.13)	(.12)
October 31, 2014	19.35	.22	(.01)	.21	(.18)	(.03)
October 31, 2013	19.70	.19	(.11)	.08	(.23)	(.20)
October 31, 2012	19.15	.26	.57	.83	(.28)	—
October 31, 2011	19.48	.34	(.31)	.03	(.36)	—
October 31, 2010	18.86	.43	.73	1.16	(.54)	—

Class C
April 30, 2015*	19.21	.03	(.01)	.02	(.06)	(.12)
October 31, 2014	19.23	.08	(.02)	.06	(.05)	(.03)
October 31, 2013	19.59	.05	(.11)	(.06)	(.10)	(.20)
October 31, 2012	19.06	.11	.57	.68	(.15)	—
October 31, 2011	19.41	.19	(.31)	(.12)	(.23)	—
October 31, 2010	18.79	.28	.74	1.02	(.40)	—

Class E
April 30, 2015*	19.38	.10	—	.10	(.13)	(.12)
October 31, 2014	19.38	.22	(.01)	.21	(.18)	(.03)
October 31, 2013	19.73	.17	(.08)	.09	(.24)	(.20)
October 31, 2012	19.18	.26	.57	.83	(.28)	—
October 31, 2011	19.52	.34	(.32)	.02	(.36)	—
October 31, 2010	18.89	.43	.73	1.16	(.53)	—

Class S
April 30, 2015*	19.36	.13	(.01)	.12	(.15)	(.12)
October 31, 2014	19.36	.27	(.01)	.26	(.23)	(.03)
October 31, 2013	19.71	.24	(.11)	.13	(.28)	(.20)
October 31, 2012	19.15	.30	.58	.88	(.32)	—
October 31, 2011	19.49	.39	(.32)	.07	(.41)	—
October 31, 2010	18.86	.47	.74	1.21	(.58)	—

Class Y
April 30, 2015*	19.37	.13	(.01)	.12	(.16)	(.12)
October 31, 2014	19.36	.29	(.01)	.28	(.24)	(.03)
October 31, 2013	19.71	.26	(.11)	.15	(.30)	(.20)
October 31, 2012	19.15	.33	.57	.90	(.34)	—
October 31, 2011	19.49	.41	(.32)	.09	(.43)	—
October 31, 2010	18.86	.50	.72	1.22	(.60)	—

See accompanying notes which are an integral part of the financial statements.

388 Russell Short Duration Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.25)	19.19	.48	30,028	1.01	.83	1.08	96
(.21)	19.35	1.04	29,639	1.01	.85	1.14	220
(.43)	19.35	.42	36,961	1.00	.87	.99	180
(.28)	19.70	4.37	37,994	1.00	.86	1.33	245
(.36)	19.15	.18	29,061	1.01	.88	1.75	339
(.54)	19.48	6.23	25,171	1.02	.94	2.25	195

(.18)	19.05	.16	67,096	1.76	1.58	.32	96
(.08)	19.21	.28	82,676	1.76	1.60	.39	220
(.30)	19.23	(.32)	120,088	1.75	1.62	.24	180
(.15)	19.59	3.59	132,292	1.75	1.61	.56	245
(.23)	19.06	(.60)	112,900	1.76	1.63	1.01	339
(.40)	19.41	5.44	109,450	1.77	1.69	1.48	195

(.25)	19.23	.53	33,119	1.01	.83	1.07	96
(.21)	19.38	1.08	36,083	1.01	.85	1.15	220
(.44)	19.38	.42	41,281	1.00	.87	.93	180
(.28)	19.73	4.36	20,230	1.00	.86	1.33	245
(.36)	19.18	.13	21,347	1.01	.88	1.76	339
(.53)	19.52	6.27	26,856	1.02	.94	2.25	195

(.27)	19.21	.65	779,738.76		.58	1.32	96
(.26)	19.36	1.30	771,202.76		.60	1.40	220
(.48)	19.36	.67	865,268.75		.62	1.23	180
(.32)	19.71	4.66	801,758.75		.62	1.56	245
(.41)	19.15	.37	631,819.76		.63	2.00	339
(.58)	19.49	6.54	545,704.77		.69	2.48	195

(.28)	19.21	.69	196,754.56		.50	1.40	96
(.27)	19.37	1.41	263,932.56		.51	1.49	220
(.50)	19.36	.78	256,684.56		.51	1.36	180
(.34)	19.71	4.75	266,289.56		.51	1.70	245
(.43)	19.15	.46	298,724.59		.53	2.10	339
(.60)	19.49	6.58	224,969.59		.59	2.60	195

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 389

Russell Investment Company
Russell Tax Exempt Bond Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,008.60	$1,020.78
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$4.03	$4.06

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,005.10	$1,017.26
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$7.56	$7.60
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,008.40	$1,020.98
	Expenses Paid During Period*	$3.83	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

390 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,010.10	$1,022.22
Expenses Paid During Period*	$2.59	$2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Tax Exempt Bond Fund 391

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 95.5%
Alabama - 1.7%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,244
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	629
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,000
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	4,079
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue
Bonds(µ)	500	6.000	06/01/34	578
Birmingham Water Works Board Revenue Bonds(µ)	1,275	5.000	01/01/17	1,364
Board of Water & Sewer Commissioners of the City of Mobile Revenue Bonds	4,000	5.000	01/01/31	4,488
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,102
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,491
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	561
Limestone County Board of Education Special Tax Bonds	1,000	5.000	11/01/30	1,139
Limestone County Board of Education Special Tax Bonds	1,000	5.000	11/01/31	1,132
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,623
				24,430
Alaska - 0.2%
City of Valdez Alaska General Obligation Unlimited	1,555	5.000	06/30/35	1,746
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	861
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	303
				2,910
Arizona - 2.5%
Apache County Industrial Development Authority Revenue Bonds	3,000	4.500	03/01/30	3,226
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,213
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,201
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,205
Arizona Health Facilities Authority Revenue Bonds	2,380	5.000	02/01/34	2,587
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,265
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,134
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,886
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,133
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,590
Navajo County Pollution Control Corp. Revenue Bonds(Ê)	2,000	0.450	06/01/34	1,999
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,851
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,262
Student & Academic Services LLC Revenue Bonds	200	5.000	06/01/26	233
Student & Academic Services LLC Revenue Bonds	425	5.000	06/01/27	491
Student & Academic Services LLC Revenue Bonds	390	5.000	06/01/28	445
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,604
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	923
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	1,983
Yavapai County Industrial Development Authority Revenue Bonds	350	4.625	03/01/22	357
				36,588
Arkansas - 0.1%
Arkansas Development Finance Authority Revenue Bonds	350	3.000	02/01/16	355
Henderson State University Revenue Bonds(µ)	850	2.000	11/01/16	866
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	231
Pulaski County Public Facilities Board Revenue Bonds	440	5.000	12/01/22	519
				1,971
California - 8.0%
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,135
Burbank Unified School District General Obligation Unlimited	1,125	5.000	08/01/26	1,329
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,628
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,109
California State Public Works Board Revenue Bonds	1,100	5.000	12/01/16	1,177
California Statewide Communities Development Authority Revenue Bonds	885	3.500	11/01/18	900

See accompanying notes which are an integral part of the financial statements.
392 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,585
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,567
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,754
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	08/01/34	1,122
California Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,458
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	612
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,216
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	788
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	258
City of Long Beach California Airport System Revenue Bonds	1,000	5.000	06/01/30	1,122
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,923
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	3,248
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,600
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	235
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	590
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	148
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	516
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,246
Dinuba Redevelopment Agency Tax Allocation Bonds	590	5.000	09/01/33	650
El Monte Union High School District General Obligation Unlimited(µ)	4,750	5.500	06/01/34	5,498
Emeryville Redevelopment Agency Successor Agency Tax Allocation Bonds	1,980	5.000	09/01/20	2,328
Florin Resource Conservation District Revenue Bonds(µ)	300	4.000	09/01/17	318
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	489
Florin Resource Conservation District Revenue Bonds(µ)	100	5.000	09/01/23	117
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	529
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	815
Golden State Tobacco Securitization Corp. Revenue Bonds	3,955	4.500	06/01/27	3,833
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	450
Kings River Conservation District Certificate Of Participation	340	5.000	05/01/15	340
Los Angeles Department of Water & Power Revenue Bonds	1,280	5.000	01/01/16	1,305
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,550
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,004
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	866
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	851
Pajaro Valley Water Management Agency Revenue Bonds(µ)	775	4.000	03/01/18	833
Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,484
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,159
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	1,025
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,691
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,173
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/16	1,047
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/17	1,087
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	966
State of California Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	2,979
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	157
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,094
State of California General Obligation Unlimited	1,130	5.000	10/01/17	1,244
State of California General Obligation Unlimited(ae)	1,000	5.000	07/01/19	1,156
State of California General Obligation Unlimited(ae)	1,000	5.250	07/01/19	1,167
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,332
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,915
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,184
State of California General Obligation Unlimited	3,500	5.000	10/01/24	3,896
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,498
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,985
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,933

	See accompanying notes which are an integral part of the financial statements.
			Russell Tax Exempt Bond Fund 393

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,967
State of California General Obligation Unlimited	450	5.000	02/01/31	513
State of California General Obligation Unlimited(µ)	3,935	4.500	03/01/36	4,036
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,650
West Kern Community College District Certificate Of Participation(µ)	470	3.000	11/01/16	485
				114,865
Colorado - 2.0%
City & County of Denver Airport System Revenue Bonds	1,000	5.000	11/15/18	1,024
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,331
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,543
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,218
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,107
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,043
Colorado Health Facilities Authority Revenue Bonds	1,345	5.250	02/01/31	1,499
Colorado Regional Transportation District Certificates of Participation	6,725	5.000	06/01/27	7,792
Colorado State Educational & Cultural Facilities Authority Revenue Bonds	250	2.000	12/01/15	252
Colorado State Educational & Cultural Facilities Authority Revenue Bonds	300	2.000	12/01/16	307
Denver Convention Center Hotel Authority Revenue Bonds	1,265	5.000	12/01/35	1,299
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,837
E-470 Public Highway Authority Revenue Bonds(µ)	850	5.000	09/01/17	896
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,584
				28,732
Connecticut - 2.3%
City of Bridgeport General Obligation Unlimited	965	5.000	07/01/29	1,104
City of Hartford Connecticut General Obligation Unlimited(µ)	375	5.000	10/01/18	420
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,317
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,794
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,568
State of Connecticut General Obligation Unlimited	16,840	5.000	06/15/17	18,340
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,342
				32,885
Delaware - 0.2%
Delaware Transportation Authority Revenue Bonds(µ)(ae)	1,305	5.000	07/01/15	1,315
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,092
				2,407
District of Columbia - 0.2%
District of Columbia Water & Sewer Authority Revenue Bonds(µ)	500	5.000	10/01/34	551
Metropolitan Washington Airports Authority Revenue Bonds	1,500	5.000	10/01/35	1,683
				2,234
Florida - 8.6%
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	220
Central Florida Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,820
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,776
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,832
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,890
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,738
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,198
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	848
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,339
City of Pembroke Pines Florida Revenue Bonds(µ)	1,000	5.000	10/01/16	1,062
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	513
City of Tampa Florida Revenue Bonds	1,000	4.000	09/01/33	1,025
Collier County Health Facilities Authority Revenue Bonds	150	2.000	05/01/16	152
Collier County Health Facilities Authority Revenue Bonds	350	2.000	05/01/17	357
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,989
County of Miami-Dade Florida Aviation Revenue Bonds	1,235	5.250	10/01/30	1,410
County of Miami-Dade Florida Aviation Revenue Bonds	5,110	5.500	10/01/36	5,812

See accompanying notes which are an integral part of the financial statements.
394 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,404
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,075
County of Miami-Dade Florida Revenue Bonds	4,310	Zero Coupon	10/01/35	1,532
County of Miami-Dade Florida Water & Sewer System Revenue Bonds(µ)	1,500	5.250	10/01/19	1,745
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	10,322
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,732
Florida Department of Children & Family Services Certificate Of Participation(µ)	1,175	5.000	10/01/15	1,198
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,100
JEA Electric System Revenue Bonds	645	5.000	10/01/20	758
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,096
Miami Beach Florida Health Facilities Revenue Bonds	200	4.000	11/15/16	210
Miami Beach Florida Health Facilities Revenue Bonds	125	4.000	11/15/18	136
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,626
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	391
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	3,194
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,484
Palm Beach County Health Facilities Authority Revenue Bonds	1,000	3.000	12/01/17	1,049
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	992
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,904
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,697
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	820
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,050
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,562
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	13,107
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,369
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	8,152
				122,686
Georgia - 2.2%
City of Atlanta Department of Aviation Revenue Bonds	2,000	5.000	01/01/16	2,063
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,899
City of Atlanta Department of Aviation Revenue Bonds	825	5.250	01/01/30	946
City of Atlanta Georgia Water & Wastewater Revenue Bonds(ae)	2,300	6.000	11/01/19	2,776
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,358
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,166
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,220	5.000	08/01/22	1,430
Municipal Electric Authority of Georgia Revenue Bonds(µ)	850	6.250	01/01/17	926
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,592
Private Colleges & Universities Authority Revenue Bonds	565	5.000	04/01/17	605
Private Colleges & Universities Authority Revenue Bonds	500	5.000	04/01/18	549
Private Colleges & Universities Authority Revenue Bonds	1,260	5.000	04/01/27	1,400
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,168
State of Georgia General Obligation Unlimited	10,590	5.000	07/01/17	11,582
				31,460
Guam - 0.7%
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,396
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	5,821
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,086
Territory of Guam General Obligation Unlimited	250	6.750	11/15/29	298
Territory of Guam Revenue Bonds	500	5.375	12/01/24	563
Territory of Guam Revenue Bonds	785	5.000	01/01/32	869
				10,033
Hawaii - 0.4%
City & County Honolulu Hawaii Wastewater System Revenue Bonds(µ)	1,500	5.000	07/01/19	1,677
Hawaii Housing & Community Development Corp. Revenue Bonds	20	3.700	01/01/22	20
State of Hawaii Department of Budget & Finance Revenue Bonds	2,910	5.000	07/01/27	3,439
				5,136
Idaho - 0.6%

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 395

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Idaho Health Facilities Authority Revenue Bonds	2,640	5.000	12/01/30	2,949
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,490
Idaho Housing & Finance Association Revenue Bonds	1,665	5.250	07/15/26	1,862
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,853
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,093
				9,247
Illinois - 5.3%
Chicago O'Hare International Airport Revenue Bonds(µ)	1,000	5.000	01/01/19	1,030
Chicago Public Building Commission Revenue Bonds(µ)	1,580	5.250	12/01/18	1,739
City of Chicago Illinois General Obligation Unlimited(µ)	2,500	5.000	01/01/17	2,509
City of Chicago Illinois General Obligation Unlimited	1,500	5.000	01/01/24	1,557
City of Chicago Illinois General Obligation Unlimited(µ)	2,825	5.250	01/01/24	3,045
City of Chicago Illinois General Obligation Unlimited(µ)(Ê)	500	0.110	01/01/42	500
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,056
City of Chicago Illinois Midway Airport Revenue Bonds	4,160	5.000	01/01/34	4,619
City of Chicago Illinois Wastewater Transmission Revenue Bonds	600	5.000	01/01/18	649
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	554
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,103
City of Chicago Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,748
City of Chicago Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	800
City of Freeport Illinois General Obligation Unlimited(µ)	435	2.000	12/01/17	443
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	655
City of Peoria Illinois General Obligation Unlimited	625	5.000	01/01/22	688
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,731
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,126
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,116
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,112
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,110
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,625
Northern Illinois Municipal Power Agency Revenue Bonds(µ)	4,025	5.000	01/01/23	4,398
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,104
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,127
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,230
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,349
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,122
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,495
State of Illinois Revenue Bonds(µ)	1,000	5.000	06/15/16	1,050
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,702
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,233
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	556
State of Illinois Sports Facilities Authority Revenue Bonds	1,000	5.250	06/15/31	1,119
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds	2,300	5.000	12/15/15	2,363
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,295
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,689
Village of Bellwood Illinois General Obligation Unlimited	1,000	5.875	12/01/27	1,129
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,220	5.000	12/01/32	2,390
Village of Franklin Park Illinois General Obligation Unlimited(µ)	295	5.000	07/01/18	326
Village of Melrose Park Illinois General Obligation Unlimited(µ)	530	2.000	12/15/17	539
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	857
				75,588
Indiana - 0.4%
Ball State University Revenue Bonds(µ)	1,000	5.000	07/01/16	1,053
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,147
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,028
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,206
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,107
				5,541
See accompanying notes which are an integral part of the financial statements.
396 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Iowa - 0.4%
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,547
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,843
				6,390
Kansas - 0.9%
City of Wichita Kansas General Obligation Unlimited	7,285	5.000	12/01/19	8,446
Seward County Unified School District General Obligation	4,000	5.000	09/01/30	4,539
Wichita Kansas Health Care Facilities Revenue Bonds	250	3.375	11/15/20	250
				13,235
Kentucky - 0.2%
Commonwealth of Kentucky Certificate Of Participation	275	2.000	06/15/17	280
Kenton County School District Finance Corp. Revenue Bonds	330	2.000	10/01/16	337
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,698
				2,315
Louisiana - 1.2%
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	300	5.000	11/01/19	345
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,130
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,848
Louisiana State Public Facilities Authority Revenue Bonds	1,615	5.000	09/01/29	1,835
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,053
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,341
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,526
				17,078
Maryland - 0.4%
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,557
County of Prince George's Maryland General Obligation Limited	1,000	5.000	07/15/16	1,055
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,359
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,041
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	465	5.000	05/15/48	466
				5,478
Massachusetts - 0.9%
City of Boston Massachusetts General Obligation Unlimited	4,675	5.000	03/01/21	5,584
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	954
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,072
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,706
Massachusetts Clean Water Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,153
				13,469
Michigan - 3.5%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,748
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,722
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	1,015	5.000	07/01/18	1,052
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	170	4.500	07/01/25	172
County of Wayne Michigan General Obligation Limited(µ)	750	5.000	12/01/30	752
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,050
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,163
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,715
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,142
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,386
Michigan Financial Authority Revenue Bonds	4,655	5.000	07/01/28	5,198
Michigan Financial Authority Revenue Bonds	1,375	5.000	07/01/29	1,526
Michigan State Finance Authority Revenue Bonds	3,625	5.000	07/01/16	3,786
Michigan State Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,094
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,068
Michigan Strategic Fund Tax Allocation(Ê)	8,000	4.125	07/01/45	8,131
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,285	5.125	06/01/22	2,946
Royal Oak School District General Obligation Unlimited	1,025	5.000	05/01/17	1,111
Royal Oak School District General Obligation Unlimited	1,435	5.000	05/01/18	1,593
	See accompanying notes which are an integral part of the financial statements.
			Russell Tax Exempt Bond Fund 397

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	510
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,197
Wayne County Airport Authority Revenue Bonds(µ)	2,500	4.500	12/01/24	2,706
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	495
				50,263
Minnesota - 0.8%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,340
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,160
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,230
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,273
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	813
Minnesota Municipal Power Agency Revenue Bonds(ae)	2,220	5.250	10/01/15	2,266
State of Minnesota General Obligation Unlimited	1,990	5.000	06/01/17	2,170
				11,252
Mississippi - 0.3%
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	07/01/15	1,007
Mississippi Development Bank Special Obligation Revenue Bonds	1,000	5.000	04/01/28	1,143
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,704
				3,854
Missouri - 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	800	5.000	10/01/28	895
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	1,997
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,346
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	567
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,131
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,129
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,981
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds(µ)(Ê)	1,500	0.100	10/01/24	1,500
Missouri Highway & Transportation Commission Revenue Bonds(ae)	2,500	5.250	05/01/17	2,728
Nixa Public Schools General Obligation Unlimited Bond	500	5.000	03/01/33	568
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/17	104
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/18	104
Poplar Bluff R-I School District Certificate Of Participation(µ)	500	5.000	03/01/30	564
				14,614
Nebraska - 1.0%
Central Plains Energy Project Revenue Bonds	2,450	5.250	09/01/37	2,742
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,241
Nebraska Public Power District Revenue Bonds	3,795	5.000	01/01/28	4,326
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,131
Omaha Public Power District Revenue Bonds	2,040	5.000	02/01/19	2,316
Omaha Public Power District Revenue Bonds	1,855	5.000	02/01/20	2,146
				14,902
Nevada - 1.3%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,223
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,170
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,841
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,051
County of Clark Nevada Revenue Bonds	4,760	5.000	07/01/28	5,419
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,353
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	3,067
				18,124
New Jersey - 4.4%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,105
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,128
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,255
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/30	2,219
See accompanying notes which are an integral part of the financial statements.
398 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/31	2,204
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	329
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	659
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,077
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,026
New Jersey Economic Development Authority Revenue Bonds(µ)	1,500	5.500	06/15/16	1,587
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,726
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,140
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	86
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,296
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,323
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	811
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,107
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,102
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,582
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,167
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,628
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,863
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)(ae)	1,500	5.000	06/15/15	1,508
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	1,000	5.000	12/15/16	1,060
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,095
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	926
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,120	5.250	06/15/30	1,188
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,133
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,339
Tobacco Settlement Financing Corp. Revenue Bonds	60	4.500	06/01/23	60
Tobacco Settlement Financing Corp. Revenue Bonds	2,030	4.625	06/01/26	1,954
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,067
Tobacco Settlement Financing Corp. Revenue Bonds	3,000	4.750	06/01/34	2,319
				63,069
New Mexico - 0.2%
City of Albuquerque New Mexico General Obligation Unlimited	2,320	5.000	07/01/17	2,528
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	774
				3,302
New York - 8.8%
Albany Industrial Development Agency Revenue Bonds(ae)	2,380	5.250	11/15/17	2,651
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	385	5.000	07/01/20	440
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,627
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	1,036
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,625
Chautauqua Tobacco Asset Securitization Corp. Revenue Bonds	1,700	3.125	06/01/22	1,700
City of New York General Obligation Unlimited Bond	2,550	5.000	08/01/21	3,021
City of New York General Obligation Unlimited Bond	2,445	5.000	08/01/22	2,923
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,294
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,721
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,460
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	694
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,104
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,668
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,770
Metropolitan Transportation Authority Revenue Bonds	2,075	5.000	11/15/27	2,403
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,665
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,674
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,615
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,586
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,134
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,500	5.000	11/15/18	2,832
	See accompanying notes which are an integral part of the financial statements.
			Russell Tax Exempt Bond Fund 399

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,049
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,578
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,602
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,097
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,512
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,912
New York State Dormitory Authority Revenue Bonds(ae)	5	5.250	02/15/19	6
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,164
New York State Dormitory Authority Revenue Bonds	995	5.250	02/15/21	1,143
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	214
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,813
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	866
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	8,102
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	826
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,986
New York State Dormitory Authority Revenue Bonds	1,405	5.000	02/15/27	1,678
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,897
New York State Energy Research & Development Authority Revenue Bonds(µ)(Ê)	3,190	0.454	03/01/27	3,066
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	864
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,805
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,625
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	14,176
New York State Thruway Authority Revenue Bonds	3,480	5.000	03/15/27	4,096
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,701
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,050
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,199
Triborough Bridge & Tunnel Authority Revenue Bonds(Ê)	900	5.000	11/15/38	922
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,162
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,511
				126,265
North Carolina - 0.9%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	847
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	670
North Carolina Medical Care Commission Revenue Bonds	400	3.000	06/01/17	418
North Carolina Medical Care Commission Revenue Bonds	3,160	5.250	06/01/25	3,642
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,944
State of North Carolina Revenue Bonds	1,660	5.000	05/01/16	1,738
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,147
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,321
				12,727
North Dakota - 0.2%
Burleigh County Health Care Revenue Bonds	460	5.000	07/01/29	551
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,499
County of Burleigh North Dakota Revenue Bonds(ae)	500	5.000	07/01/21	598
				2,648
Ohio - 5.4%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,200	5.125	06/01/24	4,406
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,000	5.375	06/01/24	861
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,400	5.875	06/01/30	2,019
City of Akron Ohio Revenue Bonds	1,000	5.000	12/01/24	1,186
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,067
City of Cincinnati Ohio General Obligation Unlimited	1,575	5.000	12/01/31	1,787
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,323
County of Hamilton Ohio Revenue Bonds	2,065	5.250	06/01/32	2,301
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,321
Cuyahoga County Ohio Certificates of Participation	14,065	5.000	12/01/27	16,188
Cuyahoga County Ohio Certificates of Participation	1,990	5.000	12/01/28	2,277

See accompanying notes which are an integral part of the financial statements.
400 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Kent State University Revenue Bonds(µ)	2,000	5.000	05/01/16	2,093
Lakewood City School District General Obligation	260	5.000	11/01/29	299
Lakewood City School District General Obligation	875	5.000	11/01/30	1,000
Lakewood City School District General Obligation	1,000	5.000	11/01/34	1,128
Middletown City School District General Obligation Unlimited	1,060	5.250	12/01/33	1,225
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,653
North Olmsted City School District General Obligation Unlimited(Ê)	420	1.750	12/01/19	426
North Olmsted City School District General Obligation Unlimited	175	2.000	12/01/20	178
Ohio State Water Development Authority Revenue Bonds	3,845	5.250	06/01/16	4,046
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	7,254
Ohio State Water Development Authority Revenue Bonds	5,000	5.000	12/01/21	6,008
State of Ohio Revenue Bonds	4,105	5.000	06/15/16	4,315
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,208
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,354
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,130
				77,053
Oklahoma - 0.2%
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,174
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,309
				3,483
Oregon - 0.4%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,249
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	650	5.000	10/01/19	717
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,393
				5,359
Pennsylvania - 4.6%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,118
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	987
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,254
Berks County Vocational Technical School Authority Revenue Bonds(µ)	1,260	5.000	06/01/15	1,263
Bethlehem Authority Revenue Bonds	1,000	4.000	11/15/16	1,046
Bethlehem Authority Revenue Bonds	1,000	5.000	11/15/17	1,091
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,140
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,666
Commonwealth of Pennsylvania General Obligation Unlimited	3,870	5.000	04/01/16	4,037
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,426
County of Allegheny Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	10/01/15	1,019
Dallas Area Municipal Authority University Revenue Bonds	430	4.000	05/01/18	460
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	763
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,104
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,263
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,274
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,678
Indiana County Hospital Authority Revenue Bonds	550	5.500	06/01/29	616
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,063
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,357
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	07/01/18	1,124
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,477
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,104
Pennsylvania Economic Development Financing Authority Revenue Bonds	4,460	5.000	01/01/23	4,595
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,100
Pennsylvania Higher Educational Facilities Authority Revenue Bonds(µ)	3,000	5.000	06/15/20	3,014
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,226
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,088
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/28	1,126
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/29	1,120
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,052

	See accompanying notes which are an integral part of the financial statements.
			Russell Tax Exempt Bond Fund 401

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Philadelphia Authority for Industrial Development Revenue Bonds(µ)(Ê)	1,000	0.110	03/01/27	1,000
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,178
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,274
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,390
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,224
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,608
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,168
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	250	3.000	08/01/17	260
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	241
				65,994
Puerto Rico - 3.6%
Commonwealth of Puerto Rico General Obligation Unlimited(ae)	620	5.250	07/01/16	655
Commonwealth of Puerto Rico General Obligation Unlimited	735	6.000	07/01/16	764
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	355	5.500	07/01/19	376
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	4,845	5.500	07/01/20	5,141
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,000
Commonwealth of Puerto Rico General Obligation Unlimited	1,380	5.500	07/01/21	1,464
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	950	5.250	07/01/27	961
Commonwealth of Puerto Rico General Obligation Unlimited	2,340	5.000	07/01/35	2,335
Government Development Bank for Puerto Rico Revenue Bonds(µ)	2,830	4.750	12/01/15	2,845
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds	250	5.000	07/01/15	251
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds	3,050	5.000	07/01/28	3,073
Puerto Rico Convention Center District Authority Revenue Bonds	1,400	5.000	07/01/18	1,413
Puerto Rico Electric Power Authority Revenue Bonds	5,000	5.500	07/01/15	5,025
Puerto Rico Electric Power Authority Revenue Bonds(µ)	2,105	5.500	07/01/16	2,179
Puerto Rico Electric Power Authority Revenue Bonds(µ)	215	4.000	07/01/23	206
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,350	5.000	07/01/26	1,360
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	192
Puerto Rico Highways & Transportation Authority Revenue Bonds	300	4.125	07/01/18	300
Puerto Rico Highways & Transportation Authority Revenue Bonds	55	5.500	07/01/19	58
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.500	07/01/22	1,023
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	715	5.500	07/01/26	779
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	135	5.000	07/01/27	135
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	740
Puerto Rico Highways & Transportation Authority Revenue Bonds	360	5.500	07/01/29	360
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	184
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,938
Puerto Rico Infrastructure Finance Authority Revenue Bonds(µ)	1,135	5.500	07/01/17	1,136
Puerto Rico Infrastructure Finance Authority Revenue Bonds	2,225	5.500	07/01/27	2,208
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	325	5.500	07/01/15	326
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,585	5.500	07/01/23	1,581
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	505	5.500	07/01/24	503
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	475	5.500	07/01/25	473
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,500	5.500	07/01/26	1,491
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,050	5.000	08/01/27	3,050
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	119
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,130	5.500	07/01/16	3,196
Puerto Rico Public Buildings Authority Revenue Bonds	2,100	5.500	07/01/17	2,167
University of Puerto Rico Revenue Bonds	100	5.000	06/01/23	100
				51,107
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,500	5.000	09/01/22	1,821

South Carolina - 0.6%
County of Greenwood South Carolina Revenue Bonds(µ)(Ê)	150	0.410	10/01/34	137
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,146

See accompanying notes which are an integral part of the financial statements.
402 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,071
Spartanburg Regional Health Services Bonds	5,560	5.000	04/15/32	6,150
				8,504
South Dakota - 0.1%
Harrisburg School District No. 41-2 General Obligation Unlimited	1,100	5.000	07/15/33	1,228

Tennessee - 0.7%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	1,800	5.000	10/01/25	1,808
Chattanooga Industrial Development Board Revenue Bonds(µ)	4,000	5.000	10/01/30	4,316
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	732
City of Memphis Tennessee Electric System Revenue Bonds	1,135	5.000	12/01/15	1,167
Shelby County Health Educational & Housing Facilities Board Revenue Bonds(µ)(Ê)	1,400	0.110	06/01/42	1,400
				9,423
Texas - 10.2%
Arlington Texas Higher Education Finance Corp. Revenue Bonds	200	5.875	03/01/24	208
Arlington Texas Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,195
Arlington Texas Higher Education Finance Corp. Revenue Bonds	525	6.625	03/01/29	550
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)(ae)	1,215	5.000	02/15/16	1,260
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	584
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/24	587
Central Texas Turnpike System Revenue Bonds	1,500	5.000	08/15/34	1,646
City of Beaumont Texas Waterworks & Sewer System Revenue Bonds	425	4.000	09/01/18	462
City of Bryan Texas Electric System Revenue Bonds	1,000	5.000	07/01/15	1,008
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,976
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,499
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,445
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,643
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	651
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	1,018
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,183
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,694
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,610
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,110
Clifton Higher Education Finance Corp. Revenue Bonds	300	2.250	08/15/15	301
Clifton Higher Education Finance Corp. Revenue Bonds	300	2.350	08/15/16	305
Clifton Higher Education Finance Corp. Revenue Bonds	425	3.000	08/15/17	446
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	437
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,259
County of Fort Bend Texas General Obligation Limited(µ)	1,000	5.000	03/01/16	1,039
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,501
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	298
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	213
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	266
Dallas/Fort Worth International Airport Revenue Bonds	1,700	5.000	11/01/26	1,966
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,178
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,526
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,338
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,071
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,737
Dallas-Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,921
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,380
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,074
Grand Prairie Independent School District General Obligation Unlimited(ae)	750	5.000	02/15/17	809
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,575
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,144
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	851
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,552

	See accompanying notes which are an integral part of the financial statements.
			Russell Tax Exempt Bond Fund 403

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,860
Houston Higher Education Finance Corp. Revenue Bonds	1,205	6.500	05/15/31	1,449
Houston Independent School District General Obligation Limited	1,250	4.000	02/15/16	1,286
Karnes County Hospital District Revenue Bonds	1,100	4.000	02/01/19	1,160
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,229
Lower Colorado River Authority Revenue Bonds	5	5.000	05/15/16	5
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	4,218
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	639
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	737
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	197
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	548
North Texas Tollway Authority Revenue Bonds(ae)(Ê)	1,235	5.750	01/01/16	1,279
North Texas Tollway Authority Revenue Bonds(ae)	840	6.000	01/01/18	949
North Texas Tollway Authority Revenue Bonds	120	6.000	01/01/24	134
North Texas Tollway Authority Revenue Bonds	3,530	5.000	01/01/31	3,928
Reagan Hospital District County of Reagan General Obligation Bonds	860	2.500	02/01/19	860
Reagan Hospital District County of Reagan General Obligation Bonds	910	3.250	02/01/21	924
Reagan Hospital District County of Reagan General Obligation Bonds	485	3.750	02/01/23	496
Reagan Hospital District County of Reagan General Obligation Bonds	500	5.000	02/01/29	535
Reagan Hospital District County of Reagan General Obligation Bonds	3,000	5.000	02/01/34	3,154
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,506
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,599
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	2,500	2.500	12/01/18	2,558
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	7,108
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,380
Texas A&M University Revenue Bonds	1,000	5.000	05/15/15	1,002
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	1,029
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,947
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds	3,925	6.250	12/15/26	4,850
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,766
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,542
Texas Public Finance Authority Revenue Bonds	10,560	5.000	01/01/17	11,339
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,612
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	400	4.000	08/15/16	418
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	445	4.000	08/15/17	476
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	327
Texas Transportation Commission State Highway Fund Revenue Bonds(ae)	2,500	5.000	04/01/16	2,607
West Harris County Regional Water Authority Revenue Bonds	250	4.000	12/15/17	270
				146,439
Utah - 0.4%
County of Salt Lake Reseach Facility Authority Revenue Bonds	2,000	5.000	12/01/33	2,134
Intermountain Power Agency Revenue Bonds	2,000	5.000	07/01/16	2,104
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	536
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,347
				6,121
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Revenue Bonds(µ)	540	5.000	07/01/24	622

Virgin Islands - 1.3%
Virgin Islands Public Finance Authority Revenue Bonds	5,000	5.000	10/01/18	5,472
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	1,036
Virgin Islands Public Finance Authority Revenue Bonds	7,400	5.000	10/01/29	8,412
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	743
Virgin Islands Public Finance Authority Revenue Bonds	2,110	6.750	10/01/37	2,429
				18,092
Virginia - 1.2%
Bon Secours Health System, Inc. Obligated Group Revenue Bonds	1,490	5.000	11/01/30	1,653

See accompanying notes which are an integral part of the financial statements.
404 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Chesterfield County Economic Development Authority Revenue Bonds	650		5.000	05/01/23	737
Commonwealth of Virginia General Obligation Unlimited(ae)	1,000		5.000	06/01/18	1,124
County of Fairfax Virginia General Obligation Unlimited	3,000		5.000	04/01/18	3,351
Virginia College Building Authority Revenue Bonds	2,350		5.000	02/01/22	2,815
Virginia Commonwealth Transportation Board Revenue Bonds	1,950		5.000	03/15/18	2,169
Virginia Public School Authority Revenue Bonds	1,000		5.000	08/01/17	1,094
Virginia Resources Authority Revenue Bonds	3,795		5.000	11/01/21	4,572
					17,515
Washington - 2.5%
County of King Washington Sewer Revenue Bonds	3,085		5.000	01/01/28	3,577
Energy Northwest Revenue Bonds	2,500		5.000	07/01/15	2,520
Energy Northwest Revenue Bonds	1,000		7.125	07/01/16	1,077
Energy Northwest Revenue Bonds	2,000		5.000	07/01/19	2,297
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,060		3.750	09/01/19	1,097
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,000		4.500	09/01/22	1,067
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115		5.000	12/01/18	1,231
Pierce County School District No. 3 Puyallup General Obligation Unlimited(µ)(ae)	1,000		5.000	12/01/15	1,028
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,147
Snohomish County School District No. 15 Edmonds General Obligation Unlimited(µ)(ae)	2,000		5.000	06/01/16	2,101
State of Washington General Obligation Unlimited	1,000		5.000	07/01/17	1,093
State of Washington General Obligation Unlimited	5,820		5.000	02/01/23	7,034
State of Washington Revenue Bonds	8,000		5.000	09/01/20	9,333
Washington Health Care Facilities Authority Revenue Bonds	270		5.000	03/01/18	296
Washington Health Care Facilities Authority Revenue Bonds	780		5.000	07/01/25	894
Washington State Health Care Facilities Authority Revenue Bonds	700		5.000	07/01/30	787
					36,579
West Virginia - 0.2%
Mason County Pollution Control Revenue Bonds(Ê)	1,000		1.000	10/01/22	1,003
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,600
					2,603
Wisconsin - 2.0%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,742
State of Wisconsin General Obligation	4,250		5.000	11/01/20	5,019
State of Wisconsin General Obligation Unlimited	5,630		5.000	05/01/34	6,489
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,719
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	7,170
Wisconsin Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,307
Wisconsin School Districts Temporary Borrowing Program Revenue Notes	2,000		1.000	10/09/15	2,007
					28,453
Wyoming - 0.2%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,092
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/16	1,067
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/18	1,098
					3,257
Total Municipal Bonds (cost $1,326,008)					1,369,351

Short-Term Investments - 3.8%
Russell U.S. Cash Management Fund	55,056,906	(8)			55,057
Total Short-Term Investments (cost $55,057)					55,057

Total Investments 99.3% (identified cost $1,381,065)					1,424,408
Other Assets and Liabilities, Net - 0.7%					10,106
Net Assets - 100.0%					1,434,514

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 405

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
			Fair Value

Portfolio Summary	Level 1		Level 2	Level 3	Total	% of Net Assets
Municipal Bonds
Alabama		$—	$24,430	$—	$24,430	1.7
Alaska		—	2,910	—	2,910	0.2
Arizona		—	36,588	—	36,588	2.5
Arkansas		—	1,971	—	1,971	0.1
California		—	114,865	—	114,865	8.0
Colorado		—	28,732	—	28,732	2.0
Connecticut		—	32,885	—	32,885	2.3
Delaware		—	2,407	—	2,407	0.2
District of Columbia		—	2,234	—	2,234	0.2
Florida		—	122,686	—	122,686	8.6
Georgia		—	31,460	—	31,460	2.2
Guam		—	10,033	—	10,033	0.7
Hawaii		—	5,136	—	5,136	0.4
Idaho		—	9,247	—	9,247	0.6
Illinois		—	75,588	—	75,588	5.3
Indiana		—	5,541	—	5,541	0.4
Iowa		—	6,390	—	6,390	0.4
Kansas		—	13,235	—	13,235	0.9
Kentucky		—	2,315	—	2,315	0.2
Louisiana		—	17,078	—	17,078	1.2
Maryland		—	5,478	—	5,478	0.4
Massachusetts		—	13,469	—	13,469	0.9
Michigan		—	50,263	—	50,263	3.5
Minnesota		—	11,252	—	11,252	0.8
Mississippi		—	3,854	—	3,854	0.3
Missouri		—	14,614	—	14,614	1.0
Nebraska		—	14,902	—	14,902	1.0
Nevada		—	18,124	—	18,124	1.3
New Jersey		—	63,069	—	63,069	4.4
New Mexico		—	3,302	—	3,302	0.2
New York		—	126,265	—	126,265	8.8
North Carolina		—	12,727	—	12,727	0.9
North Dakota		—	2,648	—	2,648	0.2
Ohio		—	77,053	—	77,053	5.4
Oklahoma		—	3,483	—	3,483	0.2
Oregon		—	5,359	—	5,359	0.4
Pennsylvania		—	65,994	—	65,994	4.6
Puerto Rico		—	51,107	—	51,107	3.6
Rhode Island		—	1,821	—	1,821	0.1
South Carolina		—	8,504	—	8,504	0.6
South Dakota		—	1,228	—	1,228	0.1
Tennessee		—	9,423	—	9,423	0.7
Texas		—	146,439	—	146,439	10.2
Utah		—	6,121	—	6,121	0.4
Vermont		—	622	—	622	—*
Virgin Islands		—	18,092	—	18,092	1.3
Virginia		—	17,515	—	17,515	1.2
Washington		—	36,579	—	36,579	2.5
West Virginia		—	2,603	—	2,603	0.2
Wisconsin		—	28,453	—	28,453	2.0
Wyoming		—	3,257	—	3,257	0.2
Short-Term Investments		—	55,057	—	55,057	3.8
Total Investments		$—	$1,424,408	$—	$1,424,408	99.3
Other Assets and Liabilities, Net						0.7
						100.0

*     Less than .05% of net assets

For a description of the Levels see note 2 in the Notes to Financial Statements

See accompanying notes which are an integral part of the financial statements.

406 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 407

Russell Investment Company
Russell Tax Exempt Bond Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,381,065
Investments, at fair value(>)	1,424,408
Receivables:
Dividends and interest	18,881
Dividends from affiliated Russell funds	5
Fund shares sold	4,374
Prepaid expenses	13
Total assets	1,447,681

Liabilities
Payables:
Investments purchased	11,910
Fund shares redeemed	587
Accrued fees to affiliates	614
Other accrued expenses	56
Total liabilities	13,167

Net Assets	$1,434,514

See accompanying notes which are an integral part of the financial statements.

408 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,899
Accumulated net realized gain (loss)	(1,148)
Unrealized appreciation (depreciation) on investments	43,343
Shares of beneficial interest	620
Additional paid-in capital	1,388,800
Net Assets	$1,434,514

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$23.21
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$24.11
Class A — Net assets	$18,537,844
Class A — Shares outstanding ($.01 par value)	798,856
Net asset value per share: Class C(#)	$23.08
Class C — Net assets	$27,317,619
Class C — Shares outstanding ($.01 par value)	1,183,650
Net asset value per share: Class E(#)	$23.16
Class E — Net assets	$66,241,458
Class E — Shares outstanding ($.01 par value)	2,859,750
Net asset value per share: Class S(#)	$23.13
Class S — Net assets	$ 1,322,417,022
Class S — Shares outstanding ($.01 par value)	57,183,117
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$55,057
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 409

Russell Investment Company
Russell Tax Exempt Bond Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated Russell funds	$28
Interest	20,853
Total investment income	20,881

Expenses
Advisory fees	2,014
Administrative fees	319
Custodian fees	72
Distribution fees - Class A	23
Distribution fees - Class C	103
Transfer agent fees - Class A	18
Transfer agent fees - Class C	27
Transfer agent fees - Class E	63
Transfer agent fees - Class S	1,235
Professional fees	37
Registration fees	65
Shareholder servicing fees - Class C	34
Shareholder servicing fees - Class E	79
Trustees’ fees	13
Printing fees	16
Miscellaneous	14
Expenses before reductions	4,132
Expense reductions	(373)
Net expenses	3,759
Net investment income (loss)	17,122

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	1,570
Net change in unrealized appreciation (depreciation) on investments	(6,214)
Net realized and unrealized gain (loss)	(4,644)
Net Increase (Decrease) in Net Assets from Operations	$12,478

See accompanying notes which are an integral part of the financial statements.

410 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,122	$25,550
Net realized gain (loss)	1,570	(1,752)
Net change in unrealized appreciation (depreciation)	(6,214)	31,378
Net increase (decrease) in net assets from operations	12,478	55,176

Distributions
From net investment income
Class A	(203)	(334)
Class C	(212)	(385)
Class E	(712)	(1,199)
Class S	(15,558)	(22,836)
Net decrease in net assets from distributions	(16,685)	(24,754)

Share Transactions*
Net increase (decrease) in net assets from share transactions	180,112	349,263
Total Net Increase (Decrease) in Net Assets	175,905	379,685

Net Assets
Beginning of period	1,258,609	878,924
End of period	$1,434,514	$1,258,609
Undistributed (overdistributed) net investment income included in net assets	$2,899	$2,462

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 411

Russell Investment Company
Russell Tax Exempt Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	161	$3,744	301	$6,894
Proceeds from reinvestment of distributions	9	201	14	330
Payments for shares redeemed	(119)	(2,767)	(312)	(7,098)
Net increase (decrease)	51	1,178	3	126
Class C
Proceeds from shares sold	222	5,154	361	8,250
Proceeds from reinvestment of distributions	9	206	17	375
Payments for shares redeemed	(212)	(4,914)	(464)	(10,554)
Net increase (decrease)	19	446	(86)	(1,929)
Class E
Proceeds from shares sold	360	8,367	681	15,554
Proceeds from reinvestment of distributions	30	700	52	1,172
Payments for shares redeemed	(132)	(3,080)	(393)	(8,939)
Net increase (decrease)	258	5,987	340	7,787
Class S
Proceeds from shares sold	11,788	273,838	22,545	514,118
Proceeds from reinvestment of distributions	660	15,310	988	22,507
Payments for shares redeemed	(5,020)	(116,647)	(8,498)	(193,346)
Net increase (decrease)	7,428	172,501	15,035	343,279
Total increase (decrease)	7,756	$180,112	15,292	$349,263

See accompanying notes which are an integral part of the financial statements.

412 Russell Tax Exempt Bond Fund

(This page intentionally left blank)

Russell Investment Company
Russell Tax Exempt Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2015*	23.27	.26	(.06)	.20	(.26)	(.26)
October 31, 2014	22.62	.50	.64	1.14	(.49)	(.49)
October 31, 2013	23.24	.45	(.63)	(.18)	(.44)	(.44)
October 31, 2012	22.48	.52	.79	1.31	(.55)	(.55)
October 31, 2011	22.64	.62	(.16)	.46	(.62)	(.62)
October 31, 2010(1)	22.31	.27	.29	.56	(.23)	(.23)

Class C
April 30, 2015*	23.14	.18	(.06)	.12	(.18)	(.18)
October 31, 2014	22.50	.34	.62	.96	(.32)	(.32)
October 31, 2013	23.11	.28	(.61)	(.33)	(.28)	(.28)
October 31, 2012	22.36	.37	.77	1.14	(.39)	(.39)
October 31, 2011	22.53	.47	(.18)	.29	(.46)	(.46)
October 31, 2010	21.87	.51	.66	1.17	(.51)	(.51)

Class E
April 30, 2015*	23.23	.27	(.08)	.19	(.26)	(.26)
October 31, 2014	22.58	.51	.64	1.15	(.50)	(.50)
October 31, 2013	23.19	.45	(.61)	(.16)	(.45)	(.45)
October 31, 2012	22.44	.54	.76	1.30	(.55)	(.55)
October 31, 2011	22.61	.63	(.17)	.46	(.63)	(.63)
October 31, 2010	21.94	.68	.67	1.35	(.68)	(.68)

Class S
April 30, 2015*	23.19	.30	(.07)	.23	(.29)	(.29)
October 31, 2014	22.55	.56	.63	1.19	(.55)	(.55)
October 31, 2013	23.16	.51	(.61)	(.10)	(.51)	(.51)
October 31, 2012	22.41	.60	.76	1.36	(.61)	(.61)
October 31, 2011	22.57	.69	(.16)	.53	(.69)	(.69)
October 31, 2010	21.91	.73	.66	1.39	(.73)	(.73)

See accompanying notes which are an integral part of the financial statements.

414 Russell Tax Exempt Bond Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

23.21	.86	18,538.83		.81	2.29	6
23.27	5.09	17,406.84		.82	2.18	15
22.62	(.77)	16,851.84		.82	1.95	23
23.24	5.89	14,649.84		.83	2.28	29
22.48	2.11	2,918.83		.83	2.80	29
22.64	2.51	1,791.85		.85	2.85	24

23.08	.51	27,318	1.58	1.52	1.58	6
23.14	4.32	26,956	1.59	1.53	1.47	15
22.50	(1.44)	28,147	1.59	1.53	1.24	23
23.11	5.12	31,628	1.58	1.54	1.62	29
22.36	1.35	22,694	1.59	1.54	2.12	29
22.53	5.43	28,301	1.59	1.51	2.31	24

23.16	.84	66,241.83		.77	2.33	6
23.23	5.14	60,440.84		.78	2.22	15
22.58	(.68)	51,073.84		.78	1.99	23
23.19	5.87	39,034.83		.79	2.37	29
22.44	2.12	29,512.84		.79	2.86	29
22.61	6.25	33,042.84		.76	3.05	24

23.13	1.01	1,322,417.58		.52	2.59	6
23.19	5.37	1,153,807.59		.53	2.47	15
22.55	(.44)	782,853.59		.53	2.24	23
23.16	6.14	613,006.58		.54	2.63	29
22.41	2.43	540,458.59		.54	3.11	29
22.57	6.47	492,584.59		.51	3.30	24

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 415

Russell Investment Company
Russell Commodity Strategies Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$872.90	$1,017.41
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$6.92	$7.45

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$870.80	$1,013.69
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$10.39	$11.18
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 2.24%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$874.00	$1,017.41
	Expenses Paid During Period*	$6.92	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

416 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$875.00	$1,018.65
Expenses Paid During Period*	$5.76	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$875.60	$1,019.59
Expenses Paid During Period*	$4.88	$5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Commodity Strategies Fund 417

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($)		Value
	or Shares		$
Short-Term Investments - 92.2%
Russell U.S. Cash Management Fund	925,797,035	(∞)	925,797
United States Treasury Bills (~)(§)
0.005% due 05/21/15	36,500		36,500
Total Short-Term Investments
(cost $962,297)			962,297

Total Investments 92.2%
(identified cost $962,297)			962,297

Other Assets and Liabilities,
Net - 7.8%			81,522

Net Assets - 100.0%			1,043,819

See accompanying notes which are an integral part of the financial statements.

418 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Bloomberg Aluminum Subindex	Merrill Lynch	USD	6,959	10/02/15	(1)
Bloomberg Aluminum Subindex	UBS	USD	1,651	09/10/15	—
Bloomberg Coffee Subindex	Merrill Lynch	USD	617	10/02/15	—
Bloomberg Coffee Subindex	UBS	USD	1,630	08/13/15	—
Bloomberg Commodity Index 2 Month Forward Total
Return	BNP Paribas	USD	15,858	05/27/15	226
Bloomberg Commodity Index 2 Month Forward Total
Return	Morgan Stanley	USD	34,600	05/27/15	494
Bloomberg Commodity Index 2 Month Forward Total
Return	Societe Generale	USD	26,994	05/27/15	385
Bloomberg Commodity Index 2 Month Forward Total
Return	UBS	USD	15,413	05/27/15	220
Bloomberg Commodity Index	Merrill Lynch	USD	42,449	09/02/15	(5)
Bloomberg Commodity Index	UBS	USD	161,628	09/08/15	(18)
Bloomberg Commodity Index Total Return	BNP Paribas	USD	22,964	05/27/15	379
Bloomberg Commodity Index Total Return	Morgan Stanley	USD	5,637	05/27/15	93
Bloomberg Commodity Index Total Return	Societe Generale	USD	12,037	05/27/15	199
Bloomberg Commodity Index Total Return	UBS	USD	18,290	05/27/15	302
Bloomberg Copper Subindex	Merrill Lynch	USD	260	10/02/15	—
Bloomberg Copper Subindex	UBS	USD	2,089	08/13/15	—
Bloomberg Corn Subindex	Merrill Lynch	USD	4,519	10/02/15	—
Bloomberg Corn Subindex	Merrill Lynch	USD	1,661	10/02/15	—
Bloomberg Cotton Subindex	Merrill Lynch	USD	2,140	10/02/15	—
Bloomberg Gold Subindex	Merrill Lynch	USD	13,920	09/16/15	(2)
Bloomberg Gold Subindex	UBS	USD	1,540	09/10/15	—
Bloomberg Heat Oil Subindex	Merrill Lynch	USD	4,332	07/15/15	(1)
Bloomberg Heat Oil Subindex	Merrill Lynch	USD	2,847	07/15/15	—
Bloomberg Kansas Wheat Subindex	Merrill Lynch	USD	1,529	10/02/15	—
Bloomberg Lean Hogs Subindex	Merrill Lynch	USD	1,619	10/02/15	—
Bloomberg Lean Hogs Subindex	UBS	USD	1,596	09/10/15	—
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	5,454	10/02/15	(1)
Bloomberg Nickel Subindex	Merrill Lynch	USD	4,477	07/15/15	(1)
Bloomberg Platinum Subindex	Merrill Lynch	USD	10,887	10/02/15	(2)
Bloomberg Silver Subindex	Merrill Lynch	USD	2,915	09/16/15	(1)
Bloomberg Soybean Oil Subindex	Merrill Lynch	USD	3,331	10/02/15	(1)
Bloomberg Soybean Oil Subindex	UBS	USD	1,214	09/10/15	—
Bloomberg Soybeans Subindex	Merrill Lynch	USD	3,571	10/02/15	(1)
Bloomberg Soybeans Subindex	UBS	USD	1,957	09/10/15	—
Bloomberg Soybeans Subindex	UBS	USD	2,205	09/16/15	—
Bloomberg SoyMeal Subindex	Merrill Lynch	USD	3,071	10/02/15	—
Bloomberg SoyMeal Subindex	UBS	USD	783	09/21/15	—
Bloomberg Sugar Subindex	Merrill Lynch	USD	5,528	10/02/15	(1)
Bloomberg Sugar Subindex	UBS	USD	681	08/13/15	—
Bloomberg Unleaded Gasoline Subindex	Merrill Lynch	USD	5,870	10/02/15	(1)
Bloomberg Unleaded Gasoline Subindex	UBS	USD	1,897	09/10/15	—
Bloomberg Unleaded Gasoline Subindex	UBS	USD	1,670	09/28/15	—
Bloomberg Wheat Subindex	UBS	USD	3,409	09/14/15	—
Bloomberg WTI Crude Oil Subindex	UBS	USD	5,860	09/16/15	(1)
Bloomberg Zinc Subindex	Merrill Lynch	USD	3,342	10/07/15	—
Bloomberg Zinc Subindex	UBS	USD	2,024	08/13/15	—
Bloomberg Zinc Subindex	UBS	USD	2,483	10/08/15	—
Cargill Pro-Alpha Index(##)	Cargill	USD	176,336	03/31/16	—
GSCI Custom BIN1 Strategy Index	Goldman Sachs	USD	66,051	05/29/15	—
Macquarie Commodity Customized Product(###)	Macquarie	USD	31,821	05/27/15	465
Merrill Lynch Commodities Index eXtra (Palladium)
Excess Return	Merrill Lynch	USD	16,182	10/02/15	(2)
Merrill Lynch Commodity Index eXtra	Bank of America	USD	58,323	05/27/15	843
Russell CoreCommodity Diversified I Index(####)	Newedge	USD	178,403	09/09/31	1,081
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					4,648

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of April 30, 2015 ranged from 0.00% to 0.35%. The floating rate fees were all based on the 3-month Treasury Bill rate plus a fee ranging from 0.158% to 0.316%. Some total return swaps may also have performance based fees embedded in the value of the swap, however, no performance-based fees were paid in the period ended April 30, 2015.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 419

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Short-Term Investments	$—	$962,297	$—	$962,297	92.2
Total Investments	—	962,297	—	962,297	92.2
Other Assets and Liabilities, Net					7.8
					100.0
Other Financial Instruments
Index Swap Contracts	—	4,648	—	4,648	—*
Total Other Financial Instruments**	$—	$4,648	$—	$4,648

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

420 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Index swap contracts, at fair value	$4,687

Location: Statement of Assets and Liabilities - Liabilities
Index swap contracts, at fair value	$39
Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(382)
Index swap contracts	(132,601)
Total	$(132,983)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Index swap contracts	$8,085

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 421

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Index Swap Contracts	Index swap contracts, at fair value		$4,687	$—	$4,687
Total			$4,687	$—	$4,687

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$843	$	— $	— $	843
BNP Paribas	606		—	—	606
Macquarie	465		—	—	465
Morgan Stanley	587		—	—	587
Newedge	1,080		—	—	1,080
Societe Generale	584		—	—	584
UBS	522		—	—	522
Total	$4,687	$	— $	— $	4,687

See accompanying notes which are an integral part of the financial statements.

422 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Index Swap Contracts	Index swap contracts, at fair value	$39	$—	$39
Total		$39	$—	$39

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$19	$—	$19	$—
Societe Generale	—	—	—	—
UBS	20	—	20	—
Total	$39	$—	$39	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 423

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2015
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$962,297
Investments, at fair value(>)	962,297
Cash (restricted)(a)	47,726
Receivables:
Dividends and interest	9
Dividends from affiliated Russell funds	68
Investments sold	34,388
Fund shares sold	1,322
Prepaid expenses	7
Index swap contracts, at fair value(8)	4,687
Total assets	1,050,504

Liabilities
Payables:
Due to custodian	3,138
Investments purchased	1,180
Fund shares redeemed	1,172
Accrued fees to affiliates	912
Other accrued expenses	244
Index swap contracts, at fair value(8)	39
Total liabilities	6,685

Net Assets	$1,043,819

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.
ime

See accompanying notes which are an integral part of the financial statements.

424 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2015
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(14,235)
Accumulated net realized gain (loss)	(132,883)
Unrealized appreciation (depreciation) on:
Index swap contracts	4,648
Shares of beneficial interest	1,551
Additional paid-in capital	1,184,738
Net Assets	$1,043,819

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$6.66
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$7.07
Class A — Net assets	$8,838,227
Class A — Shares outstanding ($.01 par value)	1,326,203
Net asset value per share: Class C(#)	$6.47
Class C — Net assets	$6,566,305
Class C — Shares outstanding ($.01 par value)	1,015,091
Net asset value per share: Class E(#)	$6.66
Class E — Net assets	$15,660,977
Class E — Shares outstanding ($.01 par value)	2,350,756
Net asset value per share: Class S(#)	$6.72
Class S — Net assets	$722,723,046
Class S — Shares outstanding ($.01 par value)	107,497,461
Net asset value per share: Class Y(#)	$6.76
Class Y — Net assets	$290,030,032
Class Y — Shares outstanding ($.01 par value)	42,885,831
Amounts in thousands
(∞) Index swap contracts - premiums paid (received)	$—
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$925,797
(a) Cash Collateral for Swaps	$47,726

(#)     Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 425

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2015
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$35
Dividends from affiliated Russell funds	343
Interest	20
Total investment income	398

Expenses
Advisory fees	7,135
Administrative fees	273
Custodian fees	286
Distribution fees - Class A	12
Distribution fees - Class C	26
Transfer agent fees - Class A	9
Transfer agent fees - Class C	7
Transfer agent fees - Class E	16
Transfer agent fees - Class S	716
Transfer agent fees - Class Y	5
Professional fees	97
Registration fees	57
Shareholder servicing fees - Class C	9
Shareholder servicing fees - Class E	20
Trustees’ fees	13
Printing fees	96
Miscellaneous	49
Expenses before reductions	8,826
Expense reductions	(2,906)
Net expenses	5,920
Net investment income (loss)	(5,522)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3
Futures contracts	(382)
Index swap contracts	(132,601)
Net realized gain (loss)	(132,980)
Net change in unrealized appreciation (depreciation) on:
Investments	27
Index swap contracts	8,085
Net change in unrealized appreciation (depreciation)	8,112
Net realized and unrealized gain (loss)	(124,868)
Net Increase (Decrease) in Net Assets from Operations	$(130,390)

(†) The Statement of Operations is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

426 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†)

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,522)	$(13,271)
Net realized gain (loss)	(132,980)	(85,411)
Net change in unrealized appreciation (depreciation)	8,112	3,497
Net increase (decrease) in net assets from operations	(130,390)	(95,185)

Distributions
From net investment income
Class A	—	(—)**
Class C	—	(—)**
Class E	—	(—)**
Class S	—	(—)**
Class Y	—	(—)**
From net realized gain
Class A	—	(1)
Class C	—	(1)
Class E	—	(1)
Class S	—	(39)
Class Y	—	(17)
Net decrease in net assets from distributions	—	(59)

Share Transactions*
Net increase (decrease) in net assets from share transactions	123,531	(88,866)
Total Net Increase (Decrease) in Net Assets	(6,859)	(184,110)

Net Assets
Beginning of period	1,050,678	1,234,788
End of period	$1,043,819	$1,050,678
Undistributed (overdistributed) net investment income included in net assets	$(14,235)	$(8,713)

**     Less than $500.
(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 427

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	268	$1,815	656	$5,522
Proceeds from reinvestment of distributions	—	—	—**	1
Payments for shares redeemed	(410)	(2,761)	(1,609)	(13,641)
Net increase (decrease)	(142)	(946)	(953)	(8,118)
Class C
Proceeds from shares sold	110	711	182	1,506
Proceeds from reinvestment of distributions	—	—	—**	1
Payments for shares redeemed	(231)	(1,543)	(440)	(3,618)
Net increase (decrease)	(121)	(832)	(258)	(2,111)
Class E
Proceeds from shares sold	430	2,844	461	3,809
Proceeds from reinvestment of distributions	—	—	—**	1
Payments for shares redeemed	(363)	(2,397)	(650)	(5,416)
Net increase (decrease)	67	447	(189)	(1,606)
Class S
Proceeds from shares sold	29,893	202,758	34,740	292,802
Proceeds from reinvestment of distributions	—	—	4	39
Payments for shares redeemed	(25,628)	(174,944)	(30,449)	(256,580)
Net increase (decrease)	4,265	27,814	4,295	36,261
Class Y
Proceeds from shares sold	15,880	106,453	2,572	21,636
Proceeds from reinvestment of distributions	—	—	2	17
Payments for shares redeemed	(1,393)	(9,405)	(15,938)	(134,945)
Net increase (decrease)	14,487	97,048	(13,364)	(113,292)
Total increase (decrease)	18,556	$123,531	(10,469)	$(88,866)

** Less than 500.

See accompanying notes which are an integral part of the financial statements.

428 Russell Commodity Strategies Fund

(This page intentionally left blank)

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
Class A
April 30, 2015*	7.64	(.04)	(.94)	(.98)	—	—	—
October 31, 2014	8.35	(.12)	(.59)	(.71)	—(f)	—(f)	—
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—	—
October 31, 2012	10.55	(.13)	(.53)	(.66)	(.15)	(.02)	(.22)
October 31, 2011	11.65	(.15)	.53	.38	(1.48)	—(f)	—
October 31, 2010(2)	10.00	(.05)	1.70	1.65	—	—	—

Class C
April 30, 2015*	7.44	(.07)	(.90)	(.97)	—	—	—
October 31, 2014	8.20	(.18)	(.58)	(.76)	—(f)	—(f)	—
October 31, 2013	9.39	(.19)	(1.00)	(1.19)	—	—	—
October 31, 2012	10.45	(.20)	(.53)	(.73)	(.09)	(.02)	(.22)
October 31, 2011	11.61	(.23)	.52	.29	(1.45)	—(f)	—
October 31, 2010(2)	10.00	(.08)	1.69	1.61	—	—	—

Class E
April 30, 2015*	7.63	(.04)	(.93)	(.97)	—	—	—
October 31, 2014	8.35	(.12)	(.60)	(.72)	—(f)	—(f)	—
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—	—
October 31, 2012	10.54	(.13)	(.52)	(.65)	(.15)	(.02)	(.22)
October 31, 2011	11.64	(.15)	.52	.37	(1.47)	—(f)	—
October 31, 2010(2)	10.00	(.06)	1.70	1.64	—	—	—

Class S
April 30, 2015*	7.69	(.04)	(.93)	(.97)	—	—	—
October 31, 2014	8.40	(.10)	(.61)	(.71)	—(f)	—(f)	—
October 31, 2013	9.52	(.10)	(1.02)	(1.12)	—	—	—
October 31, 2012	10.58	(.11)	(.53)	(.64)	(.18)	(.02)	(.22)
October 31, 2011	11.65	(.12)	.53	.41	(1.48)	—(f)	—
October 31, 2010(2)	10.00	(.04)	1.69	1.65	—	—	—

Class Y
April 30, 2015*	7.73	(.03)	(.94)	(.97)	—	—	—
October 31, 2014	8.42	(.08)	(.61)	(.69)	—(f)	—(f)	—
October 31, 2013	9.54	(.08)	(1.04)	(1.12)	—	—	—
October 31, 2012	10.59	(.09)	(.53)	(.62)	(.19)	(.02)	(.22)
October 31, 2011	11.65	(.10)	.53	.43	(1.49)	—(f)	—
October 31, 2010(2)	10.00	(.04)	1.69	1.65	—	—	—

See accompanying notes which are an integral part of the financial statements.

430 Russell Commodity Strategies Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

—	6.66	(12.71)	8,838	2.09	1.49	(1.33)	15
— (f)	7.64	(8.50)	11,212	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,224	2.04	1.52	(1.37)	145
(.39)	9.50	(6.28)	21,301	2.08	1.55	(1.39)	60
(1.48)	10.55	2.85	21,609	1.78	1.48	(1.30)	123
—	11.65	16.50	5,144	1.91	1.41	(1.48)	11

—	6.47	(12.92)	6,567	2.84	2.24	(2.08)	15
— (f)	7.44	(9.26)	8,454	2.83	2.27	(2.16)	302
—	8.20	(12.67)	11,436	2.79	2.27	(2.12)	145
(.33)	9.39	(7.01)	14,104	2.83	2.30	(2.15)	60
(1.45)	10.45	2.07	14,748	2.53	2.23	(2.05)	123
—	11.61	16.10	3,323	2.66	2.16	(2.23)	11

—	6.66	(12.60)	15,661	2.09	1.49	(1.32)	15
— (f)	7.63	(8.62)	17,427	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,652	2.04	1.52	(1.36)	145
(.39)	9.50	(6.23)	17,078	2.08	1.54	(1.38)	60
(1.47)	10.54	2.81	14,850	1.78	1.48	(1.30)	123
—	11.64	16.40	14,962	1.90	1.41	(1.48)	11

—	6.72	(12.50)	722,723	1.84	1.24	(1.08)	15
— (f)	7.69	(8.45)	793,989	1.83	1.27	(1.16)	302
—	8.40	(11.76)	830,645	1.79	1.27	(1.12)	145
(.42)	9.52	(6.10)	762,582	1.83	1.30	(1.14)	60
(1.48)	10.58	3.15	690,537	1.53	1.23	(1.05)	123
—	11.65	16.50	428,347	1.66	1.16	(1.23)	11

—	6.76	(12.44)	290,030	1.64	1.05	(.89)	15
— (f)	7.73	(8.19)	219,596	1.63	1.08	(.97)	302
—	8.42	(11.74)	351,831	1.60	1.08	(.93)	145
(.43)	9.54	(5.82)	445,434	1.65	1.11	(.95)	60
(1.49)	10.59	3.31	494,246	1.35	1.05	(.87)	123
—	11.65	16.50	545,188	1.48	.98	(1.05)	11

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 431

Russell Investment Company
Russell Global Infrastructure Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,034.80	$1,017.50
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$7.42	$7.35

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,031.40	$1,013.79
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$11.18	$11.08
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 2.22%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,035.40	$1,017.50
	Expenses Paid During Period*	$7.42	$7.35

* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

432 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,036.80	$1,018.74
Expenses Paid During Period*	$6.16	$6.11

* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,036.90	$1,019.64
Expenses Paid During Period*	$5.25	$5.21

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Global Infrastructure Fund 433

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Russell Global Infrastructure Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 98.3%			Empresa Nacional de Electricidad SA
Australia - 8.5%			- ADR	33,176	1,530
APA Group	319,997	2,420	Enersis SA - ADR	122,328	2,174
Asciano, Ltd.	2,360,839	12,259			6,058
Aurizon Holdings, Ltd.	150,508	576
AusNet Services(Æ)	3,444,785	4,011	China - 2.4%
DUET Group	4,055,607	8,107	COSCO Pacific, Ltd.	8,652,789	13,580
Macquarie Atlas Roads Group	1,926,730	4,959	ENN Energy Holdings, Ltd.	1,268,000	9,134
Spark Infrastructure Group	4,159,312	6,405	Jiangsu Expressway Co., Ltd. Class H	8,815,945	12,134
Sydney Airport	1,273,924	5,420	Sinopec Kantons Holdings, Ltd.	569,799	516
Transurban Group - ADR(Æ)	11,175,717	87,535	Towngas China Co., Ltd.(Ñ)	1,776,020	1,908
		131,692			37,272

Austria - 0.3%			France - 9.1%
Flughafen Wien AG(Ñ)	42,236	3,793	Aeroports de Paris	128,309	15,809
Oesterreichische Post AG	12,711	618	Electricite de France SA	6,343	161
		4,411	Engie(Ñ)	414,373	8,440
			Eutelsat Communications SA	731,278	25,487
Belgium - 0.2%			Groupe Eurotunnel SE	2,776,430	44,528
bpost SA	66,709	1,915	Rubis SCA(Ñ)	201,609	13,704
Elia System Operator SA	17,874	791	Suez Environnement Co.	67,123	1,367
		2,706	Vinci SA(Ñ)	516,482	31,682
					141,178
Bermuda - 0.1%
Beijing Enterprises Water Group, Ltd.	8,356	7	Germany - 1.4%
Brookfield Renewable Energy Partners,			Fraport AG Frankfurt Airport Services
LP	18,014	588	Worldwide	332,082	21,092
China Everbright Water, Ltd.(Æ)	953,211	806
		1,401	Hong Kong - 3.2%
			Beijing Enterprises Holdings, Ltd.	231,099	2,114
Brazil - 1.1%			Cheung Kong Infrastructure Holdings,
Alupar Investimento SA	120,704	741	Ltd.	149,820	1,273
CCR SA	883,440	4,867	China Everbright International, Ltd.	1,455,516	2,723
Cia de Saneamento Basico do Estado de			China Merchants Holdings International
Sao Paulo - ADR(Æ)	1,341,982	7,904	Co., Ltd.	8,041,323	36,504
CPFL Energias Renovaveis SA(Æ)	91,280	393	MTR Corp., Ltd.	102,765	506
Ultrapar Participacoes SA	87,512	2,014	Power Assets Holdings, Ltd.	646,360	6,530
Wilson Sons, Ltd. Class BDR	154,871	1,601			49,650
		17,520
			India - 0.4%
Canada - 7.9%			Bharti Infratel, Ltd.(Æ)	345,901	2,182
AltaGas, Ltd. - ADR	78,119	2,655	Power Grid Corp. of India, Ltd.	1,433,348	3,207
Brookfield Asset Management, Inc. Class			Satyam Computer Services, Ltd.
A(Æ)	22,951	1,236	- ADR(Æ)	93,162	1,048
Brookfield Infrastructure Partners, LP(Ñ)	132,675	5,828			6,437
Canadian Pacific Railway, Ltd.	12,527	2,388
Canadian Utilities, Ltd. Class A	12,270	399	Indonesia - 0.1%
Emera, Inc.(Ñ)	101,780	3,430	Jasa Marga Persero Tbk PT	2,472,838	1,182
Enbridge, Inc.	947,024	49,515	Tower Bersama Infrastructure Tbk PT	1,788,980	1,167
Fortis, Inc.	84,659	2,756			2,349
Pembina Pipeline Corp.	33,299	1,159
Progressive Waste Solutions, Ltd.	36,976	1,069	Italy - 9.6%
TransAlta Renewables, Inc. (Ñ)	80,462	832	ASTM SpA	116,855	1,666
TransCanada Corp.	990,692	45,984	Atlantia SpA	2,929,043	82,452
Veresen, Inc.(Ñ)	58,889	885	Ei Towers SpA(Æ)	71,142	4,319
Westshore Terminals Investment Corp.	192,089	5,080	Enel SpA	1,484,540	7,023
		123,216	Hera SpA	2,972,706	7,828
			RAI Way SpA(Æ)(Þ)	56,895	279
Chile - 0.4%			Snam Rete Gas SpA	4,046,767	21,085
Aguas Andinas SA Class A	3,979,361	2,354	Societa Iniziative Autostradali e Servizi
			SpA	521,524	6,033
See accompanying notes which are an integral part of the financial statements.
434 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Terna Rete Elettrica Nazionale SpA	3,910,696	18,406	REN - Redes Energeticas Nacionais
		149,091	SGPS SA	323,369	1,011
					3,432
Japan - 3.2%
East Japan Railway Co.	128,040	11,304	Singapore - 1.0%
Electric Power Development Co., Ltd.	72,400	2,440	CitySpring Infrastructure Trust(Æ)(Ñ)	3,059,889	1,341
Japan Airport Terminal Co., Ltd.	37,985	2,144	ComfortDelGro Corp., Ltd.	273,166	633
Kamigumi Co., Ltd.	1,990,040	19,726	Hutchison Port Holdings Trust Class U	9,729,710	6,555
Toho Gas Co., Ltd.	606,000	3,666	Keppel Infrastructure Trust(Ñ)	723,537	620
Tokyo Gas Co., Ltd.	1,452,110	8,343	Parkway Life Real Estate Investment
West Japan Railway Co.	30,900	1,711	Trust(Æ)(ö)	1,186,887	2,195
		49,334	SATS, Ltd.	423,382	1,021
			Singapore Post, Ltd.	1,989,439	2,869
Luxembourg - 0.9%					15,234
SES SA	384,775	13,462
			South Korea - 0.1%
Malaysia - 0.3%			Korea Electric Power Corp.	13,499	586
Petronas Gas BHD	343,774	2,189	Macquarie Korea Infrastructure Fund	233,830	1,726
Westports Holdings BHD	2,523,115	3,183			2,312
		5,372
			Spain - 4.6%
Marshall Islands - 0.3%			Abertis Infraestructuras SA(Ñ)	2,642,412	48,708
Teekay Corp.	80,296	3,991	Enagas SA	247,227	7,617
			Endesa SA - ADR	31,827	632
Mexico - 1.0%			Ferrovial SA	229,704	5,222
Grupo Aeroportuario del Centro Norte			Iberdrola SA	951,628	6,365
Sab de CV - ADR(Æ)	23,314	931	Red Electrica Corp. SA	44,311	3,719
Grupo Aeroportuario del Pacifico SAB de					72,263
CV Class B	105,939	754
Grupo Aeroportuario del Pacifico SAB de			Switzerland - 1.8%
CV - ADR	72,973	5,185	Flughafen Zuerich AG	36,129	28,175
Grupo Aeroportuario del Sureste SAB de
CV - ADR	24,147	3,491	United Kingdom - 5.8%
Infraestructura Energetica Nova SAB			Abengoa Yield PLC(Ñ)	32,908	1,116
de CV	249,340	1,451	BBA Aviation PLC	2,229,233	11,735
OHL Mexico SAB de CV(Æ)	463,781	934	Centrica PLC	47,675	186
Promotora y Operadora de			National Grid PLC	2,361,205	31,746
Infraestructura SAB de CV(Æ)	283,441	2,901	National Grid PLC - ADR(Ñ)	148,243	9,996
		15,647	Pennon Group PLC	902,934	11,872
			Scottish & Southern Energy PLC	847,210	20,068
Netherlands - 0.2%			Severn Trent PLC Class H	13,309	433
Koninklijke Vopak NV	48,162	2,523	Shanks Group PLC	588,023	964
			United Utilities Group PLC	140,197	2,087
New Zealand - 0.7%					90,203
Auckland International Airport, Ltd.(Æ)	1,523,033	5,351
Infratil, Ltd.	1,085,024	2,583	United States - 32.9%
Port of Tauranga, Ltd.(Ñ)	228,025	2,916	Adrenalina, Inc.(Æ)	40,131	3,771
		10,850	AES Corp.	1,148,744	15,221
			AGL Resources, Inc.	77,148	925
Norway - 0.0%			Alliant Energy Corp.	187,008	11,308
Hafslund ASA Class B	54,654	425	Ameren Corp.	162,000	6,632

Philippines - 0.6%			American Tower Corp. Class A(ö)	151,617	14,332
International Container Terminal			American Water Works Co., Inc.	77,454	4,223
Services, Inc.	2,794,474	6,907	Atmos Energy Corp.	202,700	10,946
Metro Pacific Investments Corp.	17,039,975	1,735	CenterPoint Energy, Inc.	51,408	1,078
		8,642	Cheniere Energy, Inc.(Æ)	38,869	2,973
			CMS Energy Corp.	199,623	6,773
Portugal - 0.2%			Columbia Pipeline Partners, LP(Æ)	195,152	5,279
Energias de Portugal SA	604,902	2,421	Connecticut Water Service, Inc.	43,725	1,574
			Corrections Corp. of America(ö)	59,842	2,202

			See accompanying notes which are an integral part of the financial statements.
				Russell Global Infrastructure Fund 435

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Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal		Fair
	Amount ($)		Value			Amount ($)		Value
	or Shares		$			or Shares		$
Covanta Holding Corp.	90,807		1,842
Crown Castle International Corp.(ö)	132,625		11,078		Other Securities - 2.6%
CSX Corp.	392,199		14,154		Russell U.S. Cash Collateral Fund(×)	39,711,365	(8)	39,711
Digital Realty Trust, Inc.(ö)	44,294		2,809		Total Other Securities
Dominion Midstream Partners, LP	136,030		5,557		(cost $39,711)			39,711
Dominion Resources, Inc.	201,464		14,441
DTE Energy Co.	27,804		2,214		Total Investments 102.2%
Duke Energy Corp.	320,923		24,894		(identified cost $1,382,269)			1,588,754
Edison International	58,634		3,573

Energy Transfer Equity, LP	52,306		3,487		Other Assets and Liabilities, Net
Enterprise Products Partners, LP	95,317		3,265
Eversource Energy	157,222		7,666	-	(2.2%)			(34,310)
Exelon Corp.	790,855		26,905		Net Assets - 100.0%			1,554,444
Genesee & Wyoming, Inc. Class A(Æ)	32,666		3,036
GEO Group, Inc. (The)(ö)	3,717		145
Great Plains Energy, Inc.	454,046		11,887
ITC Holdings Corp.	216,733		7,802
Kinder Morgan, Inc.	875,113		37,586
Laclede Group, Inc. (The)	5,494		285
Macquarie Infrastructure Co. LLC	57,571		4,765
Medical Properties Trust, Inc.(ö)	52,154		729
NextEra Energy, Inc.(Ñ)	357,589		32,158
NiSource, Inc.	169,434		7,357
Norfolk Southern Corp.	131,234		13,235
NorthWestern Corp.	50,579		2,635
ONE Gas, Inc.	34,717		1,457
ONEOK, Inc.	49,833		2,397
Pattern Energy Group, Inc. Class A	106,366		3,083
PG&E Corp.	589,858		31,215
Phillips 66 Partners, LP	21,032		1,595
Pinnacle West Capital Corp.	31,012		1,898
Portland General Electric Co.	82,674		2,907
PPL Corp.	490,177		16,681
Questar Corp.	132,666		3,110
Republic Services, Inc. Class A	98,417		3,999
SBA Communications Corp. Class A(Æ)	150,185		17,394
SemGroup Corp. Class A	55,497		4,672
Sempra Energy	168,258		17,864
SJW Corp.	42,310		1,238
Southwest Gas Corp.	8,595		473
Spectra Energy Corp.	517,539		19,278
Targa Resources Corp.	14,460		1,518
UGI Corp.	156,194		5,437
Union Pacific Corp.	161,537		17,160
Unitil Corp.	25,641		877
Waste Connections, Inc.	13,400		635
Williams Cos., Inc. (The)	451,955		23,136
Wisconsin Energy Corp.	29,589		1,453
Xcel Energy, Inc.	56,552		1,918
			512,137

Total Common Stocks
(cost $1,321,590)			1,528,075

Short-Term Investments - 1.3%
United States - 1.3%
Russell U.S. Cash Management Fund	20,968,080	(8)	20,968
Total Short-Term Investments
(cost $20,968)			20,968

See accompanying notes which are an integral part of the financial statements.

436 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
CAC 40 Index Futures				43	EUR	2,156	05/15	(75)
DAX Index Futures				3	EUR	862	06/15	(59)
EURO STOXX 50 Index Futures				27	EUR	963	06/15	(43)
FTSE 100 Index Futures				14	GBP	970	06/15	(14)
Hang Seng Index Futures				11	HKD	15,458	05/15	(23)
IBEX 35 Index Futures				15	EUR	1,703	05/15	(74)
S&P E-Mini Utilities Select Sector Index Futures				119	USD	5,290	06/15	(12)
S&P Mid 500 Index E-Mini Futures				34	USD	3,534	06/15	(27)
S&P/TSX 60 Index Futures				13	CAD	2,300	06/15	(18)
SPI 200 Index Futures				22	AUD	3,166	06/15	(80)
TOPIX Index Futures				9	JPY	142,965	06/15	1
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(424)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Austrailia and New Zealand Banking Group	USD		1,405		EUR	1,265	05/04/15	16
Bank of America	USD		78		AUD	100	06/17/15	1
Bank of America	USD		155		AUD	200	06/17/15	3
Bank of America	USD		160		AUD	200	06/17/15	(2)
Bank of America	USD		299		AUD	393	06/17/15	11
Bank of America	USD		984		AUD	1,300	06/17/15	43
Bank of America	USD		48		CAD	61	06/17/15	3
Bank of America	USD		82		CAD	100	06/17/15	1
Bank of America	USD		82		CAD	100	06/17/15	1
Bank of America	USD		166		CAD	200	06/17/15	—
Bank of America	USD		635		CAD	800	06/17/15	28
Bank of America	USD		216		EUR	200	06/17/15	9
Bank of America	USD		330		EUR	300	06/17/15	8
Bank of America	USD		650		EUR	600	06/17/15	24
Bank of America	USD		2,118		EUR	2,000	06/17/15	128
Bank of America	USD		2,332		EUR	2,181	06/17/15	118
Bank of America	USD		140		GBP	95	06/17/15	5
Bank of America	USD		150		GBP	100	06/17/15	4
Bank of America	USD		153		GBP	100	06/17/15	—
Bank of America	USD		440		GBP	300	06/17/15	20
Bank of America	USD		3		HKD	20	06/17/15	—
Bank of America	USD		258		HKD	2,000	06/17/15	—
Bank of America	USD		645		HKD	5,000	06/17/15	—
Bank of America	USD		84		JPY	10,000	06/17/15	—
Bank of America	USD		84		JPY	10,000	06/17/15	—
Bank of America	USD		333		JPY	40,000	06/17/15	2
Bank of America	USD		353		JPY	42,553	06/17/15	4
Bank of America	AUD		100		USD	78	06/17/15	(1)
Bank of America	AUD		100		USD	78	06/17/15	(1)
Bank of America	AUD		300		USD	235	06/17/15	(1)
Bank of America	AUD		400		USD	309	06/17/15	(7)
Bank of America	AUD		400		USD	304	06/17/15	(12)
Bank of America	AUD		500		USD	392	06/17/15	(3)
Bank of America	AUD		600		USD	462	06/17/15	(12)
Bank of America	AUD		1,350		USD	1,080	06/17/15	14
Bank of America	CAD		100		USD	80	06/17/15	(3)
Bank of America	CAD		200		USD	164	06/17/15	(1)
Bank of America	CAD		200		USD	164	06/17/15	(1)
Bank of America	CAD		200		USD	160	06/17/15	(6)
Bank of America	CAD		300		USD	240	06/17/15	(9)

			See accompanying notes which are an integral part of the financial statements.

						Russell Global Infrastructure Fund 437

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	CAD		500	USD		409	06/17/15	(6)
Bank of America	CAD		500	USD		396	06/17/15	(18)
Bank of America	CAD		1,100	USD		915	06/17/15	3
Bank of America	EUR		300	USD		325	06/17/15	(12)
Bank of America	EUR		400	USD		435	06/17/15	(14)
Bank of America	EUR		500	USD		541	06/17/15	(20)
Bank of America	EUR		1,000	USD		1,091	06/17/15	(32)
Bank of America	EUR		1,000	USD		1,097	06/17/15	(27)
Bank of America	EUR		1,000	USD		1,094	06/17/15	(30)
Bank of America	EUR		1,200	USD		1,289	06/17/15	(60)
Bank of America	EUR		2,500	USD		2,779	06/17/15	(30)
Bank of America	GBP		100	USD		148	06/17/15	(5)
Bank of America	GBP		100	USD		148	06/17/15	(5)
Bank of America	GBP		100	USD		149	06/17/15	(5)
Bank of America	GBP		100	USD		150	06/17/15	(3)
Bank of America	GBP		200	USD		299	06/17/15	(8)
Bank of America	GBP		200	USD		298	06/17/15	(9)
Bank of America	GBP		450	USD		694	06/17/15	4
Bank of America	HKD		1,000	USD		129	06/17/15	—
Bank of America	HKD		1,000	USD		129	06/17/15	—
Bank of America	HKD		1,000	USD		129	06/17/15	—
Bank of America	HKD		1,000	USD		129	06/17/15	—
Bank of America	HKD		2,000	USD		258	06/17/15	—
Bank of America	HKD		3,000	USD		387	06/17/15	—
Bank of America	HKD		4,000	USD		516	06/17/15	—
Bank of America	HKD		6,000	USD		774	06/17/15	—
Bank of America	JPY		10,000	USD		84	06/17/15	—
Bank of America	JPY		10,000	USD		84	06/17/15	—
Bank of America	JPY		10,000	USD		83	06/17/15	(1)
Bank of America	JPY		20,000	USD		168	06/17/15	—
Bank of America	JPY		20,000	USD		167	06/17/15	—
Bank of America	JPY		30,000	USD		252	06/17/15	—
Bank of America	JPY		70,000	USD		588	06/17/15	2
Bank of Montreal	USD		5,211	EUR		4,914	06/17/15	310
Bank of New York	USD		227	AUD		300	06/17/15	10
Bank of New York	USD		156	CAD		200	06/17/15	9
Bank of New York	USD		424	EUR		400	06/17/15	25
Bank of New York	USD		147	GBP		100	06/17/15	6
Bank of New York	USD		165	JPY		20,000	06/17/15	3
Bank of New York	AUD		200	USD		156	06/17/15	(2)
Bank of New York	CAD		100	USD		80	06/17/15	(3)
Bank of New York	CAD		300	USD		239	06/17/15	(9)
Bank of New York	CAD		300	USD		240	06/17/15	(8)
Bank of New York	EUR		150	USD		164	06/17/15	(4)
Bank of New York	EUR		400	USD		432	06/17/15	(18)
Bank of New York	GBP		100	USD		149	06/17/15	(5)
Bank of New York	GBP		100	USD		149	06/17/15	(5)
Bank of New York	GBP		200	USD		297	06/17/15	(10)
Bank of New York	HKD		1,000	USD		129	06/17/15	—
Bank of New York	HKD		1,000	USD		129	06/17/15	—
Bank of New York	JPY		10,000	USD		84	06/17/15	—
Bank of New York	JPY		15,000	USD		126	06/17/15	—
BNP Paribas	USD		165	CAD		200	06/17/15	—
BNP Paribas	USD		327	EUR		300	06/17/15	10
BNP Paribas	USD		129	HKD		1,000	06/17/15	—
BNP Paribas	USD		84	JPY		10,000	06/17/15	—
Brown Brothers Harriman	USD		310	AUD		400	06/17/15	6
Brown Brothers Harriman	USD		408	CAD		500	06/17/15	6
Brown Brothers Harriman	USD		1,073	EUR		1,000	06/17/15	50
Brown Brothers Harriman	USD		301	GBP		200	06/17/15	6
Brown Brothers Harriman	USD		387	HKD		3,000	06/17/15	—
Brown Brothers Harriman	USD		250	JPY		30,000	06/17/15	1

See accompanying notes which are an integral part of the financial statements.

438 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Brown Brothers Harriman	EUR		500	USD	539	06/17/15	(23)
Brown Brothers Harriman	HKD		1,000	USD	129	06/17/15	—
Brown Brothers Harriman	JPY		3,000	USD	25	06/17/15	—
Citigroup	USD		147	AUD	187	05/05/15	—
Citigroup	USD		233	AUD	300	06/17/15	4
Citigroup	USD		159	CAD	200	06/17/15	6
Citigroup	USD		879	EUR	800	06/17/15	20
Citigroup	USD		150	GBP	100	06/17/15	3
Citigroup	USD		125	HKD	968	05/04/15	—
Citigroup	USD		387	HKD	3,000	06/17/15	—
Citigroup	USD		84	JPY	10,000	06/17/15	—
Citigroup	USD		491	MXN	7,488	05/04/15	(3)
Citigroup	AUD		500	USD	379	06/17/15	(16)
Citigroup	CAD		600	USD	472	06/17/15	(24)
Citigroup	EUR		288	USD	317	05/04/15	(7)
Citigroup	EUR		1,100	USD	1,178	06/17/15	(57)
Citigroup	GBP		250	USD	376	06/17/15	(7)
Citigroup	HKD		4,167	USD	538	05/04/15	—
Citigroup	HKD		3,500	USD	451	06/17/15	(1)
Citigroup	JPY		25,000	USD	207	06/17/15	(3)
Citigroup	SGD		503	USD	380	05/06/15	—
Commonwealth Bank of Australia	USD		2,055	HKD	15,949	06/17/15	3
Credit Suisse	USD		390	JPY	46,419	05/07/15	(2)
Deutsche Bank	USD		327	AUD	408	05/04/15	(4)
Deutsche Bank	USD		575	EUR	514	05/05/15	1
Deutsche Bank	USD		177	EUR	158	05/06/15	—
Deutsche Bank	AUD		800	USD	611	06/17/15	(20)
Deutsche Bank	CAD		600	USD	487	06/17/15	(10)
Deutsche Bank	EUR		1,400	USD	1,496	06/17/15	(76)
Deutsche Bank	GBP		300	USD	445	06/17/15	(15)
Deutsche Bank	HKD		1,415	USD	183	05/05/15	—
Deutsche Bank	HKD		3,000	USD	387	06/17/15	—
Deutsche Bank	JPY		30,000	USD	252	06/17/15	—
Goldman Sachs	AUD		1,000	USD	760	06/17/15	(30)
Goldman Sachs	CAD		800	USD	640	06/17/15	(23)
Goldman Sachs	EUR		2,000	USD	2,133	06/17/15	(114)
Goldman Sachs	GBP		300	USD	443	06/17/15	(17)
Goldman Sachs	HKD		5,500	USD	709	06/17/15	—
Goldman Sachs	JPY		40,000	USD	335	06/17/15	—
JPMorgan Chase	USD		160	CAD	200	06/17/15	5
National Australia Bank	USD		3,937	CAD	5,012	06/17/15	215
Standard Chartered	USD		5,209	EUR	4,914	06/17/15	312
Standard Chartered	USD		2,055	HKD	15,949	06/17/15	3
State Street	USD		1,084	AUD	1,400	06/17/15	21
State Street	USD		953	CAD	1,200	06/17/15	41
State Street	USD		31	EUR	28	05/04/15	—
State Street	USD		1,399	EUR	1,260	05/04/15	15
State Street	USD		143	EUR	128	05/05/15	1
State Street	USD		3,248	EUR	3,000	06/17/15	121
State Street	USD		92	GBP	60	05/01/15	—
State Street	USD		39	GBP	26	05/05/15	—
State Street	USD		896	GBP	600	06/17/15	25
State Street	USD		902	HKD	7,000	06/17/15	1
State Street	USD		16	IDR	210,921	05/04/15	—
State Street	USD		81	JPY	9,669	05/01/15	—
State Street	USD		500	JPY	60,000	06/17/15	3
State Street	AUD		100	USD	79	06/17/15	—
State Street	AUD		400	USD	307	06/17/15	(8)
State Street	AUD		1,000	USD	765	06/17/15	(24)
State Street	BRL		50	USD	17	05/04/15	—
State Street	BRL		365	USD	122	05/05/15	—
State Street	CAD		112	USD	92	04/30/15	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 439

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CAD	5	USD	4	05/01/15	—
State Street	CAD	11	USD	9	05/01/15	—
State Street	CAD	10	USD	8	05/05/15	—
State Street	CAD	100	USD	83	06/17/15	—
State Street	CAD	400	USD	325	06/17/15	(6)
State Street	CAD	600	USD	476	06/17/15	(21)
State Street	EUR	100	USD	112	06/17/15	—
State Street	EUR	800	USD	860	06/17/15	(39)
State Street	EUR	1,300	USD	1,379	06/17/15	(82)
State Street	GBP	200	USD	298	06/17/15	(8)
State Street	GBP	200	USD	293	06/17/15	(14)
State Street	HKD	1,000	USD	129	06/17/15	—
State Street	HKD	2,000	USD	258	06/17/15	—
State Street	HKD	7,000	USD	903	06/17/15	—
State Street	JPY	14,159	USD	119	05/01/15	—
State Street	JPY	32,519	USD	274	05/07/15	1
State Street	JPY	10,000	USD	84	06/17/15	—
State Street	JPY	20,000	USD	167	06/17/15	—
State Street	JPY	20,000	USD	167	06/17/15	(1)
State Street	MXN	107	USD	7	05/04/15	—
State Street	MXN	3	USD	—	05/05/15	—
UBS	USD	228	AUD	300	06/17/15	9
UBS	USD	4,406	AUD	5,825	06/17/15	193
UBS	USD	235	CAD	300	06/17/15	14
UBS	USD	423	EUR	400	06/17/15	26
UBS	USD	148	GBP	100	06/17/15	5
UBS	USD	129	HKD	1,000	06/17/15	—
Wespac	USD	3,278	GBP	2,195	06/17/15	90
Wespac	USD	1,967	JPY	238,512	06/17/15	31
Wespac	CHF	717	USD	763	05/04/15	(6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						993

See accompanying notes which are an integral part of the financial statements.

440 Russell Global Infrastructure Fund

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Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$—	$131,692	$—	$131,692	8.5
Austria	—	4,411	—	4,411	0.3
Belgium	—	2,706	—	2,706	0.2
Bermuda	588	813	—	1,401	0.1
Brazil	17,520	—	—	17,520	1.1
Canada	123,216	—	—	123,216	7.9
Chile	6,058	—	—	6,058	0.4
China	—	37,272	—	37,272	2.4
France	—	141,178	—	141,178	9.1
Germany	—	21,092	—	21,092	1.4
Hong Kong	—	49,650	—	49,650	3.2
India	—	6,437	—	6,437	0.4
Indonesia	—	2,349	—	2,349	0.1
Italy	—	149,091	—	149,091	9.6
Japan	—	49,334	—	49,334	3.2
Luxembourg	—	13,462	—	13,462	0.9
Malaysia	—	5,372	—	5,372	0.3
Marshall Islands	3,991	—	—	3,991	0.3
Mexico	15,647	—	—	15,647	1.0
Netherlands	—	2,523	—	2,523	0.2
New Zealand	—	10,850	—	10,850	0.7
Norway	—	425	—	425	—*
Philippines	—	8,642	—	8,642	0.6
Portugal	—	3,432	—	3,432	0.2
Singapore	—	15,234	—	15,234	1.0
South Korea	—	2,312	—	2,312	0.1
Spain	—	72,263	—	72,263	4.6
Switzerland	—	28,175	—	28,175	1.8
United Kingdom	11,151	79,052	—	90,203	5.8
United States	507,441	4,696	—	512,137	32.9
Short-Term Investments	—	20,968	—	20,968	1.3
Other Securities	—	39,711	—	39,711	2.6
Total Investments	685,612	903,142	—	1,588,754	102.2
Other Assets and Liabilities, Net					(2.2)
					100.0

Other Financial Instruments
Futures Contracts	(424)	—	—	(424)	(—)*
Foreign Currency Exchange Contracts	11	982	—	993	0.1
Total Other Financial Instruments**	$(413)	$982	$—	$569

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 441

Russell Investment Company
Russell Global Infrastructure Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$2,063
Variation margin on futures contracts*	1	—
Total	$1	$2,063

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$425	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,070
Total	$425	$1,070
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$5,305	$—
Foreign currency-related transactions**	—	(4,116)
Total	$5,305	$(4,116)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,774)	$—
Foreign currency-related transactions***	—	1,732
Total	$(1,774)	$1,732

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

442 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$37,682	$ — $	37,682
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,063	—	2,063
Futures Contracts	Variation margin on futures contracts	15	—	15
Total		$39,760	$ — $	39,760

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Australia and New Zealand Banking Group	$9	$—	$—	$9
Bank of America	438	346	—	92
Bank of Montreal	309	—	—	309
Bank of New York	53	53	—	—
Barclays	2,400	—	2,400	—
BNP Paribas	11	—	—	11
Brown Brothers Harriman	69	—	—	69
Citigroup	742	34	708	—
Commonwealth Bank of Australia	3	—	—	3
Credit Suisse	559	—	559	—
Deutsche Bank	541	—	539	2
Fidelity	1,666	—	1,666	—
Goldman Sachs	3,777	—	3,777	—
JPMorgan Chase	6,828	—	6,823	5
Merrill Lynch	5,821	—	5,821	—
Morgan Stanley	12,642	—	12,626	16
National Australia Bank	215	—	—	215
Standard Chartered	315	—	—	315
State Street	230	204	—	26
UBS	3,011	—	2,763	248
Westpac	121	—	—	121
Total	$39,760	$637	$37,682	$1,441

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 443

Russell Investment Company
Russell Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$220	$ —	$220
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,070	—	1,070
Total		$1,290	$ —	$1,290

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$346	$346	$—	$—
Bank of New York	64	53	—	11
Brown Brothers Harriman	23	—	—	23
Citigroup	119	34	—	85
Credit Suisse	2	—	—	2
Deutsche Bank	126	—	—	126
Goldman Sachs	178	—	—	178
Morgan Stanley	220	—	220	—
State Street	206	204	—	2
Westpac	6	—	—	6
Total	$1,290	$637	$220	$433

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

444 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,382,269
Investments, at fair value(*)(>)	1,588,754
Cash (restricted)(a)	2,341
Foreign currency holdings(^)	2,110
Unrealized appreciation on foreign currency exchange contracts	2,063
Receivables:
Dividends and interest	2,850
Investments sold	10,022
Fund shares sold	1,132
Foreign capital gains taxes recoverable	439
Variation margin on futures contracts	15
Prepaid expenses	16
Total assets	1,609,742

Liabilities
Payables:
Investments purchased	11,654
Fund shares redeemed	1,028
Accrued fees to affiliates	1,411
Other accrued expenses	136
Variation margin on futures contracts	220
Deferred capital gains tax liability	68
Unrealized depreciation on foreign currency exchange contracts	1,070
Payable upon return of securities loaned	39,711
Total liabilities	55,298

Net Assets	$1,554,444

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 445

Russell Investment Company
Russell Global Infrastructure Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,150
Accumulated net realized gain (loss)	9,132
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	206,417
Futures contracts	(424)
Foreign currency-related transactions	1,025
Shares of beneficial interest	1,252
Additional paid-in capital	1,332,892
Net Assets	$1,554,444

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.40
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.16
Class A — Net assets	$9,516,803
Class A — Shares outstanding ($.01 par value)	767,537
Net asset value per share: Class C(#)	$12.35
Class C — Net assets	$9,347,115
Class C — Shares outstanding ($.01 par value)	756,844
Net asset value per share: Class E(#)	$12.41
Class E — Net assets	$23,760,197
Class E — Shares outstanding ($.01 par value)	1,915,319
Net asset value per share: Class S(#)	$12.42
Class S — Net assets	$ 1,100,837,812
Class S — Shares outstanding ($.01 par value)	88,649,033
Net asset value per share: Class Y(#)	$12.42
Class Y — Net assets	$410,981,734
Class Y — Shares outstanding ($.01 par value)	33,089,532
Amounts in thousands
(^) Foreign currency holdings - cost	$2,050
(*) Securities on loan included in investments	$37,682
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$60,679
(a) Cash Collateral for Futures	$2,341
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

446 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$24,667
Dividends from affiliated Russell funds	20
Securities lending income	547
Less foreign taxes withheld	(1,744)
Total investment income	23,490

Expenses
Advisory fees	10,384
Administrative fees	395
Custodian fees	303
Distribution fees - Class A	12
Distribution fees - Class C	34
Transfer agent fees - Class A	10
Transfer agent fees - Class C	9
Transfer agent fees - Class E	27
Transfer agent fees - Class S	1,171
Transfer agent fees - Class Y	10
Professional fees	47
Registration fees	71
Shareholder servicing fees - Class C	11
Shareholder servicing fees - Class E	34
Trustees’ fees	21
Printing fees	116
Miscellaneous	22
Expenses before reductions	12,677
Expense reductions	(2,863)
Net expenses	9,814
Net investment income (loss)	13,676

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	29,791
Futures contracts	5,305
Foreign currency-related transactions	(5,797)
Net realized gain (loss)	29,299
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	11,437
Futures contracts	(1,774)
Foreign currency-related transactions	1,900
Net change in unrealized appreciation (depreciation)	11,563
Net realized and unrealized gain (loss)	40,862
Net Increase (Decrease) in Net Assets from Operations	$54,538

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 447

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Russell Global Infrastructure Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,676	$34,542
Net realized gain (loss)	29,299	116,367
Net change in unrealized appreciation (depreciation)	11,563	58,902
Net increase (decrease) in net assets from operations	54,538	209,811

Distributions
From net investment income
Class A	(52)	(172)
Class C	(26)	(102)
Class E	(144)	(615)
Class S	(7,796)	(24,417)
Class Y	(3,361)	(11,314)
From net realized gain
Class A	(673)	(389)
Class C	(636)	(314)
Class E	(1,948)	(1,138)
Class S	(83,712)	(39,513)
Class Y	(31,985)	(22,036)
Net decrease in net assets from distributions	(130,333)	(100,010)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(142,270)	444,174
Total Net Increase (Decrease) in Net Assets	(218,065)	553,975

Net Assets
Beginning of period	1,772,509	1,218,534
End of period	$1,554,444	$1,772,509
Undistributed (overdistributed) net investment income included in net assets	$4,150	$1,853

See accompanying notes which are an integral part of the financial statements.

448 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	50	$615	286	$3,616
Proceeds from reinvestment of distributions	59	709	46	549
Payments for shares redeemed	(108)	(1,302)	(179)	(2,262)
Net increase (decrease)	1	22	153	1,903
Class C
Proceeds from shares sold	86	1,055	306	3,837
Proceeds from reinvestment of distributions	56	661	35	413
Payments for shares redeemed	(95)	(1,134)	(112)	(1,392)
Net increase (decrease)	47	582	229	2,858
Class E
Proceeds from shares sold	90	1,105	1,185	14,168
Proceeds from reinvestment of distributions	164	1,955	137	1,639
Payments for shares redeemed	(572)	(6,754)	(861)	(11,157)
Net increase (decrease)	(318)	(3,694)	461	4,650
Class S
Proceeds from shares sold	9,497	115,980	48,590	588,704
Proceeds from reinvestment of distributions	7,559	90,264	5,180	62,277
Payments for shares redeemed	(24,506)	(296,087)	(18,904)	(238,015)
Net increase (decrease)	(7,450)	(89,843)	34,866	412,966
Class Y
Proceeds from shares sold	545	6,594	10,880	131,264
Proceeds from reinvestment of distributions	2,960	35,346	2,793	33,350
Payments for shares redeemed	(7,546)	(91,277)	(11,227)	(142,817)
Net increase (decrease)	(4,041)	(49,337)	2,446	21,797
Total increase (decrease)	(11,761)	$(142,270)	38,155	$444,174

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 449

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Russell Global Infrastructure Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	12.93	.08	.33	.41	(.07)	(.87)
October 31, 2014	12.32	.23	1.27	1.50	(.25)	(.64)
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)
October 31, 2012	10.11	.25	1.07	1.32	(.25)	—(f)
October 31, 2011	10.42	.25	(.22)	.03	(.26)	(.08)
October 31, 2010(3)	10.00	—(f)	.42	.42	—	—

Class C
April 30, 2015*	12.89	.04	.33	.37	(.04)	(.87)
October 31, 2014	12.30	.13	1.26	1.39	(.16)	(.64)
October 31, 2013	11.16	.15	1.41	1.56	(.16)	(.26)
October 31, 2012	10.09	.17	1.06	1.23	(.16)	—(f)
October 31, 2011	10.42	.17	(.22)	(.05)	(.20)	(.08)
October 31, 2010(3)	10.00	(.01)	.43	.42	—	—

Class E
April 30, 2015*	12.93	.08	.34	.42	(.07)	(.87)
October 31, 2014	12.32	.23	1.27	1.50	(.25)	(.64)
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)
October 31, 2012	10.12	.24	1.07	1.31	(.25)	—(f)
October 31, 2011	10.42	.28	(.24)	.04	(.26)	(.08)
October 31, 2010(3)	10.00	—(f)	.42	.42	—	—

Class S
April 30, 2015*	12.94	.10	.34	.44	(.09)	(.87)
October 31, 2014	12.33	.26	1.27	1.53	(.28)	(.64)
October 31, 2013	11.19	.26	1.41	1.67	(.27)	(.26)
October 31, 2012	10.13	.27	1.07	1.34	(.28)	—(f)
October 31, 2011	10.42	.26	(.19)	.07	(.28)	(.08)
October 31, 2010(3)	10.00	—(f)	.42	.42	—	—

Class Y
April 30, 2015*	12.95	.11	.33	.44	(.10)	(.87)
October 31, 2014	12.34	.28	1.28	1.56	(.31)	(.64)
October 31, 2013	11.19	.27	1.43	1.70	(.29)	(.26)
October 31, 2012	10.13	.29	1.07	1.36	(.30)	—(f)
October 31, 2011	10.42	.27	(.19)	.08	(.29)	(.08)
October 31, 2010(3)	10.00	—(f)	.42	.42	—	—

See accompanying notes which are an integral part of the financial statements.

450 Russell Global Infrastructure Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.94)	12.40	3.48	9,517	1.82	1.47	1.35	43
(.89)	12.93	12.95	9,903	1.81	1.47	1.83	119
(.50)	12.32	15.24	7,556	1.82	1.49	2.02	127
(.25)	11.18	13.07	4,819	1.83	1.47	2.35	125
(.34)	10.11	.39	4,312	1.87	1.50	2.43	145
—	10.42	4.20	330	2.05	1.69	(.50)	8

(.91)	12.35	3.14	9,347	2.57	2.22	.59	43
(.80)	12.89	12.00	9,145	2.56	2.22	1.07	119
(.42)	12.30	14.41	5,900	2.58	2.24	1.26	127
(.16)	11.16	12.32	4,514	2.58	2.22	1.62	125
(.28)	10.09	(.48)	4,338	2.62	2.25	1.62	145
—	10.42	4.20	760	2.80	2.44	(1.27)	8

(.94)	12.41	3.54	23,760	1.82	1.47	1.35	43
(.89)	12.93	12.92	28,885	1.81	1.47	1.87	119
(.50)	12.32	15.23	21,848	1.83	1.49	1.99	127
(.25)	11.18	13.08	18,444	1.83	1.47	2.32	125
(.34)	10.12	.38	14,990	1.86	1.50	2.69	145
—	10.42	4.20	1,015	2.05	1.69	(.16)	8

(.96)	12.42	3.68	1,100,838	1.57	1.22	1.61	43
(.92)	12.94	13.21	1,243,852	1.56	1.22	2.06	119
(.53)	12.33	15.59	755,311	1.57	1.24	2.24	127
(.28)	11.19	13.38	551,759	1.58	1.22	2.60	125
(.36)	10.13	.65	460,800	1.61	1.25	2.50	145
—	10.42	4.20	254,350	1.80	1.44	.07	8

(.97)	12.42	3.69	410,982	1.37	1.04	1.79	43
(.95)	12.95	13.39	480,724	1.36	1.04	2.28	119
(.55)	12.34	15.79	427,919	1.37	1.06	2.33	127
(.30)	11.19	13.58	308,901	1.39	1.06	2.79	125
(.37)	10.13	.79	340,308	1.43	1.09	2.55	145
—	10.42	4.20	368,468	1.63	1.29	(.17)	8

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 451

Russell Investment Company
Russell Global Real Estate Securities Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,038.50	$1,018.05
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$6.87	$6.80

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,034.40	$1,014.33
	Expenses Paid During Period*	$10.64	$10.54
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.11%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2014	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2015	$1,038.50	$1,018.05
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$6.87	$6.80
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

452 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,039.70	$1,019.29
Expenses Paid During Period*	$5.61	$5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,040.80	$1,020.28
Expenses Paid During Period*	$4.60	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Global Real Estate Securities Fund 453

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 98.1%			Sponda OYJ	627,857	2,742
Australia - 5.4%					4,240
BGP Holdings PLC(Å)(Æ)	4,619,419	—
Dexus Property Group(ö)	934,181	5,435	France - 4.2%
Federation Centres(ö)	2,657,096	6,189	Fonciere Des Regions(Ñ)(ö)	65,206	6,174
Goodman Group(ö)	2,012,937	9,914	Gecina SA(Ñ)(ö)	85,854	11,757
GPT Group (The)(ö)	890,480	3,139	Icad, Inc.(ö)	38,885	3,383
Investa Office Fund(ö)	383,606	1,125	Klepierre - GDR(ö)	474,390	23,016
Mirvac Group(ö)	1,281,796	2,031	Mercialys SA(ö)	91,327	2,270
Novion Property Group(ö)	4,934,406	9,590	Unibail-Rodamco SE(ö)	83,547	23,062
Scentre Group(Æ)(ö)	6,658,023	19,643			69,662
Stockland(ö)	2,739,121	9,590
Westfield Corp.(Æ)(ö)	3,191,805	23,748	Germany - 2.2%
		90,404	Deutsche Annington Immobilien SE	177,284	5,998
			Deutsche Euroshop AG	19,679	981
Austria - 0.0%			Deutsche Wohnen AG	845,022	22,253
Atrium European Real Estate, Ltd.(Æ)	136,223	669	LEG Immobilien AG	84,519	6,589
Buwog AG(Æ)	25,533	518	Prime Office AG(Æ)	108,441	516
		1,187			36,337

Belgium - 0.0%			Hong Kong - 9.8%
Cofinimmo SA(ö)	366	40	Champion REIT(Æ)(ö)	1,027,012	556
			Hang Lung Properties, Ltd. - ADR	610,000	2,062
Brazil - 0.2%			Henderson Land Development Co., Ltd.	733,252	5,892
BR Malls Participacoes SA	171,500	934	Hongkong Land Holdings, Ltd.	3,830,167	30,953
BR Properties SA	179,600	626	Hysan Development Co., Ltd.	1,564,436	7,237
Iguatem Emp De Shopping Centers			Kerry Properties, Ltd.	979,500	4,000
SA(Æ)	129,900	1,164	Link REIT (The)(ö)	4,074,297	25,271
		2,724	New World Development Co., Ltd.	13,919,197	18,475
			Sino Land Co., Ltd.	1,002,000	1,766
Canada - 1.6%			Sun Hung Kai Properties, Ltd.	2,625,982	43,690
Allied Properties Real Estate Investment			Swire Properties, Ltd.	1,879,000	6,465
Trust(Ñ)(ö)	179,700	5,958	Wharf Holdings, Ltd. (The)	2,432,424	17,565
Boardwalk Real Estate Investment					163,932
Trust(Ñ)(ö)	30,060	1,514
Brookfield Canada Office Pro REIT(Æ)			Ireland - 0.1%
(ö)	50,221	1,179	Hibernia Reit Public Limited Co.(Æ)	639,840	882
Calloway Real Estate Investment Trust(ö)	18,402	466
Canadian Apartment Properties REIT(ö)	9,969	241	Italy - 0.4%
Canadian Real Estate Investment			Beni Stabili SpA SIIQ(Ñ)(ö)	7,364,361	6,035
Trust(ö)	92,200	3,485
Chartwell Retirement Residences	180,058	1,807	Japan - 11.7%
Crombie Real Estate Investment			Activia Properties, Inc.(Ñ)(ö)	588	5,342
Trust(Æ)(ö)	63,853	701	Advance Residence Investment Corp.(ö)	360	847
First Capital Realty, Inc. Class A	107,418	1,781	Aeon Mall Co., Ltd.	359,900	6,729
H&R Real Estate Investment Trust(Ñ)(ö)	183,049	3,512	Daibiru Corp.	16,900	167
Pure Industrial Real Estate Trust(Æ)	220,275	927	Daiwa House Residential Investment
RioCan Real Estate Investment Trust(ö)	226,153	5,597	Corp.(Æ)	184	821
		27,168	Daiwa Office Investment Corp.(ö)	120	632
			Frontier Real Estate Investment Corp.(ö)	51	249
China - 0.5%			GLP J-REIT(ö)	1,509	1,549
China Resources Land, Ltd.	392,000	1,426	Hulic Co., Ltd.	253,900	2,723
China Vanke Co., Ltd.(Æ)(Ñ)	2,623,700	6,983	Hulic REIT, Inc.(ö)	4,204	6,561
Dalian Wanda Commercial Properties			Japan Hotel REIT Investment Corp.(Æ)	5,334	3,948
Co., Ltd. Class H(Æ)(Þ)	90,600	743	Japan Logistics Fund, Inc.(ö)	47	100
Guangzhou R&F Properties Co., Ltd.	209,600	268	Japan Prime Realty Investment Corp.
		9,420	Class A(ö)	659	2,367
			Japan Real Estate Investment Corp.(ö)	898	4,245
Finland - 0.3%			Japan Retail Fund Investment Corp.(ö)	3,528	7,498
Citycon OYJ(Æ)	461,979	1,498

See accompanying notes which are an integral part of the financial statements.

454 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kenedix Office Investment Corp. Class			Lar Espana Real Estate Socimi SA(Æ)(ö)	182,542	2,151
A(ö)	456	2,470			6,630
Kenedix Retail REIT Corp.(Ñ)(ö)	557	1,393
Mitsubishi Estate Co., Ltd.	1,241,000	29,174	Sweden - 0.7%
Mitsui Fudosan Co., Ltd.	1,737,350	51,467	Atrium Ljungberg AB(Æ)	48,303	706
Mori Hills REIT Investment Corp. Class			Castellum AB	236,565	3,693
A(ö)	2,790	3,835	Fabege AB	200,942	3,067
Mori Trust Sogo Reit, Inc.(ö)	59	116	Fastighets AB Balder Class B(Æ)	9,832	176
Nippon Building Fund, Inc.(ö)	2,029	10,080	Hemfosa Fastigheter AB(Æ)	10,434	240
Nippon Prologis REIT, Inc.(ö)	2,142	4,631	Hufvudstaden AB Class A	177,303	2,456
Nomura Master Real Estate Fund, Inc.			Wihlborgs Fastigheter AB(Ñ)	92,949	1,799
(Æ)	4,488	5,834			12,137
Nomura Real Estate Office Fund, Inc.
Class A(ö)	897	4,095	Switzerland - 0.5%
NTT Urban Development Corp.	26,700	279	Mobimo Holding AG(Æ)	895	200
Orix JREIT, Inc.(ö)	893	1,319	PSP Swiss Property AG(Æ)	40,096	3,740
Premier Investment Corp.(ö)	31	172	Swiss Prime Site AG Class A(Æ)	61,522	5,411
Sumitomo Realty & Development Co.,					9,351
Ltd.	660,000	25,493
Tokyo Tatemono Co., Ltd.	762,000	5,539	United Kingdom - 7.4%
			Big Yellow Group PLC(ö)	802,812	8,211
Tokyu Fudosan Holdings Corp.	255,600	1,896	British Land Co. PLC (The)(ö)	612,232	7,805
Tokyu REIT, Inc.(ö)	199	268	Capital & Counties Properties PLC	220,480	1,333
United Urban Investment Corp.(ö)	2,519	4,001	Capital & Regional PLC(ö)	1,528,275	1,319
		195,840	Derwent London PLC(ö)	296,512	15,628
Netherlands - 1.4%			Grainger PLC	301,280	978
Eurocommercial Properties NV	31,373	1,429	Great Portland Estates PLC(ö)	741,426	9,065
NSI NV(ö)	1,211,702	5,667	Green REIT PLC(Æ)	176,428	311
Wereldhave NV(ö)	263,650	16,917	Hammerson PLC(ö)	2,152,803	22,071
		24,013	Helical Bar PLC	490	3
			Intu Properties PLC Class H(ö)	315,650	1,659
Norway - 0.1%			Land Securities Group PLC(ö)	2,006,935	38,390
Entra ASA(Æ)(Þ)	131,385	1,349	LXB Retail Properties(Æ)	790,131	1,718
Norwegian Property ASA(Æ)	203,114	274	Quintain Estates & Development
		1,623	PLC(Æ)	1,791,354	2,639
			Safestore Holdings PLC(ö)	172,109	734
Singapore - 3.5%			Segro PLC(ö)	805,307	5,295
Ascendas Real Estate Investment			Shaftesbury PLC(ö)	80,591	1,037
Trust(Æ)(ö)	4,399,299	8,199	ST Modwen Properties PLC	94,238	629
CapitaCommercial Trust(Æ)(ö)	2,938,088	3,758	UNITE Group PLC (The)	447,537	4,108
CapitaLand, Ltd.	5,708,800	15,890	Urban&Civic plc(Æ)	258,845	1,034
CapitaMall Trust Class A(Æ)(ö)	2,367,166	3,907	Workspace Group PLC(ö)	27,725	358
CDL Hospitality Trusts(Æ)(ö)	35,394	46			124,325
City Developments, Ltd.	793,848	6,389
Global Logistic Properties, Ltd.	7,547,785	15,621	United States – 47.7%
Keppel Land, Ltd.	73,537	247	Acadia Realty Trust(ö)	37,554	1,160
Keppel REIT(ö)	868,000	806	Alexandria Real Estate Equities, Inc.(ö)	21,239	1,962
Mapletree Commercial Trust(Æ)(ö)	388,200	452	American Assets Trust, Inc.(ö)	3,753	149
Mapletree Industrial Trust(Æ)(ö)	217,000	264	American Homes 4 Rent Class A(ö)	377,250	6,372
Mapletree Logistics Trust(Æ)(ö)	568,476	528	American Realty Capital Properties,
SPH REIT(Æ)(ö)	600,200	476	Inc.(ö)	2,545	23
Suntec Real Estate Investment Trust(Æ)			Apartment Investment & Management
(ö)	847,729	1,131	Co. Class A(ö)	224,466	8,469
UOL Group, Ltd.(Ñ)	182,689	1,095	AvalonBay Communities, Inc.(ö)	240,382	39,504
		58,809	Belmond, Ltd. Class A(Æ)	486,618	5,995
			BioMed Realty Trust, Inc.(ö)	297,421	6,171
Spain - 0.4%			Boston Properties, Inc.(ö)	213,186	28,207
Hispania Activos Inmobiliarios SAU(Æ)	314,435	4,479	Brixmor Property Group, Inc.(ö)	268,552	6,298
			Camden Property Trust(ö)	117,604	8,830
			CBL & Associates Properties, Inc.(ö)	83	2

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 455

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Chesapeake Lodging Trust(ö)	115,883	3,679		Public Storage(ö)	213,679		40,152
Corporate Office Properties Trust(ö)	37,635	993		Realty Income Corp.(Ñ)(ö)	174,301		8,187
Cousins Properties, Inc.(ö)	774,863	7,547		Regency Centers Corp.(ö)	264,445		16,602
CubeSmart Class A(ö)	42,614	983		Retail Opportunity Investments Corp.(ö)	291,373		4,889
DDR Corp.(ö)	1,299,834	22,162		Rexford Industrial Realty, Inc.(ö)	55,388		823
DiamondRock Hospitality Co.(ö)	5,327	72		RLJ Lodging Trust(ö)	148,073		4,394
Digital Realty Trust, Inc.(ö)	143	9		Senior Housing Properties Trust(ö)	243,147		4,977
Douglas Emmett, Inc.(ö)	390,079	11,117		Simon Property Group, Inc.(ö)	442,956		80,392
Duke Realty Corp.(ö)	112,824	2,235		SL Green Realty Corp.(ö)	176,505		21,597
DuPont Fabros Technology, Inc.(ö)	1,182	37		Sovran Self Storage, Inc.(ö)	24,711		2,158
EastGroup Properties, Inc.(ö)	45,657	2,612		Spirit Realty Capital, Inc.(ö)	495,335		5,592
Education Realty Trust, Inc.(ö)	111,273	3,741		Starwood Hotels & Resorts Worldwide,
Empire State Realty Trust, Inc. Class				Inc.	98,185		8,439
A(ö)	497,419	8,954		Starwood Waypoint Residential Trust(Æ)
Equity Commonwealth(Æ)(ö)	202,017	5,093		(Ñ)(ö)	185,858		4,784
Equity LifeStyle Properties, Inc. Class				STORE Capital Corp.(ö)	101,195		2,125
A(ö)	83,756	4,424		Strategic Hotels & Resorts, Inc.(Æ)(ö)	21,038		246
Equity One, Inc.(ö)	24,227	597		Sun Communities, Inc.(ö)	122,188		7,583
Equity Residential(ö)	643,258	47,511		Sunstone Hotel Investors, Inc.(ö)	16,765		261
Essex Property Trust, Inc.(ö)	62,359	13,841		Tanger Factory Outlet Centers, Inc.(ö)	157,703		5,296
Extended Stay America, Inc.	316,644	6,415		Taubman Centers, Inc.(ö)	6		—
Extra Space Storage, Inc.(ö)	234,951	15,490		UDR, Inc.(ö)	461,635		15,128
Federal Realty Investment Trust(ö)	101,035	13,505		Urban Edge Properties(ö)	68,205		1,543
FelCor Lodging Trust, Inc.(ö)	10,322	115		Ventas, Inc.(ö)	299,978		20,669
First Industrial Realty Trust, Inc.(ö)	11,353	224		Vornado Realty Trust(ö)	310,936		32,179
Forest City Enterprises, Inc. Class A(Æ)	61,758	1,467		WP GLIMCHER, Inc.(ö)	199,406		2,991
General Growth Properties, Inc.(ö)	649,288	17,791					801,473
Gramercy Property Trust, Inc.(ö)	156,816	4,287
HCP, Inc.(ö)	42,954	1,731		Total Common Stocks
Health Care, Inc.(ö)	354,722	25,547		(cost $1,295,812)			1,646,232
Healthcare Realty Trust, Inc.(ö)	195,974	5,017
Healthcare Trust of America, Inc. Class			Short	-Term Investments - 1.4%
A(ö)	306,634	7,939		United States - 1.4%
Hilton Worldwide Holdings, Inc.(Æ)	287,232	8,318		Russell U.S. Cash Management Fund	23,564,930	(8)	23,565
Home Properties, Inc.(ö)	59,290	4,361		Total Short-Term Investments
Host Hotels & Resorts, Inc.(ö)	1,576,672	31,754		(cost $23,565)			23,565
Hudson Pacific Properties, Inc.(ö)	251,777	7,594
Kilroy Realty Corp.(ö)	116,606	8,278		Other Securities - 2.5%
Kimco Realty Corp.(ö)	243,158	5,860		Russell U.S. Cash Collateral Fund(×)	42,489,305	(8)	42,489
La Quinta Holdings, Inc.(Æ)	216,785	5,220		Total Other Securities
LaSalle Hotel Properties(ö)	244,562	8,973		(cost $42,489)			42,489
Liberty Property Trust(ö)	91,240	3,179
Macerich Co. (The)(ö)	128,210	10,482		Total Investments 102.0%
Mack-Cali Realty Corp.(ö)	151,553	2,720		(identified cost $1,361,866)			1,712,286
Mid-America Apartment Communities,
Inc.(ö)	157,156	11,726
Monogram Residential Trust, Inc.(ö)	266,765	2,518		Other Assets and Liabilities, Net
National Health Investors, Inc.(ö)	54,000	3,603	-	(2.0%)			(33,971)
National Retail Properties, Inc.(ö)	233,283	8,958		Net Assets - 100.0%			1,678,315
Omega Healthcare Investors, Inc.(ö)	190,502	6,875
Paramount Group, Inc.(ö)	193,755	3,550
Parkway Properties, Inc.(ö)	10,059	164
Pebblebrook Hotel Trust(ö)	1,245	54
Pennsylvania Real Estate Investment
Trust(ö)	83	2
Piedmont Office Realty Trust, Inc. Class
A(ö)	268,117	4,687
Prologis, Inc.(ö)	577,845	23,229
PS Business Parks, Inc.(ö)	1,100	84

See accompanying notes which are an integral part of the financial statements.

456 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.0%
BGP Holdings PLC	08/06/09	AUD	4,619,419		—	—	—
							—
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
FTSE/EPRA EUROPE Index Futures		192	EUR	4,268	06/15		(90)
Hang Seng Index Futures		10	HKD	14,053	05/15		(16)
MSCI Singapore Index ETS Futures		14	SGD	1,103	05/15		(3)
S&P/TSX 60 Index Futures		4	CAD	708	06/15		8
SPI 200 Index Futures		13	AUD	1,871	06/15		(35)
TOPIX Index Futures		23	JPY	365,355	06/15		13
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(123)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Bank of America	USD		152	AUD	200	06/17/15	6
Bank of America	USD		154	AUD	200	06/17/15	4
Bank of America	USD		232	AUD	300	06/17/15	5
Bank of America	USD		461	AUD	600	06/17/15	13
Bank of America	USD		79	CAD	100	06/17/15	4
Bank of America	USD		79	CAD	100	06/17/15	4
Bank of America	USD		82	CAD	100	06/17/15	1
Bank of America	USD		239	CAD	300	06/17/15	9
Bank of America	USD		10	EUR	9	05/04/15	—
Bank of America	USD		322	EUR	300	06/17/15	15
Bank of America	USD		538	EUR	500	06/17/15	24
Bank of America	USD		546	EUR	500	06/17/15	16
Bank of America	USD		1,081	EUR	1,000	06/17/15	41
Bank of America	USD		31	GBP	20	05/01/15	—
Bank of America	USD		34	GBP	22	05/01/15	—
Bank of America	USD		45	GBP	29	05/01/15	—
Bank of America	USD		77	HKD	599	05/04/15	—
Bank of America	USD		116	HKD	898	05/04/15	—
Bank of America	USD		129	HKD	1,000	06/17/15	—
Bank of America	USD		258	HKD	2,000	06/17/15	—
Bank of America	USD		258	HKD	2,000	06/17/15	—
Bank of America	USD		645	HKD	5,000	06/17/15	—
Bank of America	USD		252	JPY	30,000	06/17/15	—
Bank of America	USD		334	JPY	40,000	06/17/15	1
Bank of America	USD		420	JPY	50,000	06/17/15	(1)
Bank of America	USD		834	JPY	100,000	06/17/15	4
Bank of America	USD		4	NOK	29	05/04/15	—
Bank of America	USD		74	SGD	100	06/17/15	1
Bank of America	USD		146	SGD	200	06/17/15	5
Bank of America	USD		221	SGD	300	06/17/15	6
Bank of America	AUD		100	USD	77	06/17/15	(2)
Bank of America	AUD		100	USD	76	06/17/15	(3)
Bank of America	AUD		100	USD	78	06/17/15	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 457

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	AUD		200	USD		157	06/17/15	(1)
Bank of America	AUD		200	USD		156	06/17/15	(2)
Bank of America	AUD		200	USD		155	06/17/15	(3)
Bank of America	AUD		300	USD		228	06/17/15	(9)
Bank of America	CAD		100	USD		79	06/17/15	(3)
Bank of America	CAD		100	USD		82	06/17/15	(1)
Bank of America	CAD		100	USD		80	06/17/15	(3)
Bank of America	CAD		100	USD		80	06/17/15	(3)
Bank of America	CAD		100	USD		82	06/17/15	(1)
Bank of America	CAD		100	USD		82	06/17/15	(1)
Bank of America	CAD		100	USD		79	06/17/15	(3)
Bank of America	EUR		8	USD		9	05/04/15	—
Bank of America	EUR		100	USD		109	06/17/15	(4)
Bank of America	EUR		100	USD		106	06/17/15	(6)
Bank of America	EUR		200	USD		216	06/17/15	(8)
Bank of America	EUR		400	USD		439	06/17/15	(11)
Bank of America	EUR		500	USD		539	06/17/15	(23)
Bank of America	EUR		600	USD		650	06/17/15	(25)
Bank of America	HKD		375	USD		48	05/04/15	—
Bank of America	HKD		427	USD		55	05/04/15	—
Bank of America	HKD		638	USD		82	05/04/15	—
Bank of America	HKD		1,000	USD		129	06/17/15	—
Bank of America	HKD		1,000	USD		129	06/17/15	—
Bank of America	HKD		1,000	USD		129	06/17/15	—
Bank of America	HKD		1,000	USD		129	06/17/15	—
Bank of America	HKD		2,000	USD		258	06/17/15	—
Bank of America	JPY		10,000	USD		84	06/17/15	—
Bank of America	JPY		10,000	USD		84	06/17/15	—
Bank of America	JPY		10,000	USD		83	06/17/15	—
Bank of America	JPY		10,000	USD		83	06/17/15	—
Bank of America	JPY		30,000	USD		251	06/17/15	(1)
Bank of America	JPY		30,000	USD		252	06/17/15	1
Bank of America	JPY		60,000	USD		499	06/17/15	(4)
Bank of America	SGD		100	USD		75	06/17/15	—
Bank of America	SGD		100	USD		73	06/17/15	(2)
Bank of America	SGD		200	USD		149	06/17/15	(2)
Bank of America	SGD		200	USD		147	06/17/15	(4)
Bank of Montreal	USD		2,602	AUD		3,440	06/17/15	113
Bank of Montreal	USD		1,446	CAD		1,841	06/17/15	79
Bank of New York	USD		44	SEK		372	05/04/15	—
Bank of New York	AUD		100	USD		76	06/17/15	(3)
Bank of New York	AUD		150	USD		114	06/17/15	(5)
Bank of New York	AUD		300	USD		234	06/17/15	(3)
Bank of New York	CAD		100	USD		80	06/17/15	(3)
Bank of New York	CAD		100	USD		80	06/17/15	(3)
Bank of New York	EUR		100	USD		106	06/17/15	(6)
Bank of New York	EUR		250	USD		274	06/17/15	(7)
Bank of New York	EUR		600	USD		659	06/17/15	(16)
Bank of New York	HKD		1,200	USD		155	06/17/15	—
Bank of New York	HKD		2,000	USD		258	06/17/15	—
Bank of New York	JPY		10,000	USD		82	06/17/15	(1)
Bank of New York	JPY		40,000	USD		335	06/17/15	—
Bank of New York	JPY		50,000	USD		419	06/17/15	—
Bank of New York	SGD		200	USD		146	06/17/15	(5)
Brown Brothers Harriman	USD		151	AUD		200	06/17/15	6
Brown Brothers Harriman	USD		79	CAD		100	06/17/15	4
Brown Brothers Harriman	USD		431	EUR		400	06/17/15	19
Brown Brothers Harriman	USD		258	HKD		2,000	06/17/15	—
Brown Brothers Harriman	USD		97	JPY		11,551	05/07/15	—
Brown Brothers Harriman	USD		335	JPY		40,000	06/17/15	—
Brown Brothers Harriman	USD		147	SGD		200	06/17/15	4
Brown Brothers Harriman	AUD		100	USD		76	06/17/15	(3)

See accompanying notes which are an integral part of the financial statements.

458 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Brown Brothers Harriman	EUR	300	USD		320	06/17/15	(17)
Brown Brothers Harriman	HKD	1,000	USD		129	06/17/15	—
Brown Brothers Harriman	JPY	5,031	USD		42	05/07/15	—
Brown Brothers Harriman	JPY	6,525	USD		55	05/07/15	—
Brown Brothers Harriman	JPY	31,092	USD		261	05/07/15	1
Brown Brothers Harriman	JPY	80,973	USD		680	05/07/15	2
Brown Brothers Harriman	JPY	20,000	USD		166	06/17/15	(2)
Brown Brothers Harriman	SGD	100	USD		72	06/17/15	(4)
Citigroup	AUD	100	USD		78	06/17/15	(1)
Citigroup	AUD	1,100	USD		833	06/17/15	(35)
Citigroup	CAD	100	USD		80	06/17/15	(3)
Citigroup	CAD	550	USD		433	06/17/15	(23)
Citigroup	EUR	100	USD		110	06/17/15	(3)
Citigroup	EUR	1,750	USD		1,874	06/17/15	(92)
Citigroup	HKD	1,000	USD		129	06/17/15	—
Citigroup	HKD	8,500	USD		1,095	06/17/15	(2)
Citigroup	JPY	20,000	USD		167	06/17/15	—
Citigroup	JPY	185,000	USD		1,530	06/17/15	(20)
Citigroup	SGD	650	USD		466	06/17/15	(25)
Commonwealth Bank of Australia	USD	1,829	HKD		14,197	06/17/15	3
Commonwealth Bank of Australia	USD	788	SGD		1,098	06/17/15	41
Deutsche Bank	USD	2	EUR		2	05/05/15	—
Deutsche Bank	USD	9	EUR		8	05/05/15	—
Deutsche Bank	USD	8	GBP		5	05/05/15	—
Deutsche Bank	USD	35	GBP		23	05/05/15	—
Deutsche Bank	USD	58	HKD		447	05/05/15	—
Deutsche Bank	USD	132	HKD		1,023	05/05/15	—
Deutsche Bank	USD	5	NOK		35	05/05/15	—
Deutsche Bank	USD	5	NOK		40	05/05/15	—
Deutsche Bank	HKD	61	USD		8	05/05/15	—
Deutsche Bank	HKD	382	USD		49	05/05/15	—
Deutsche Bank	HKD	641	USD		83	05/05/15	—
Deutsche Bank	JPY	28,628	USD		239	05/08/15	—
Goldman Sachs	EUR	150	USD		160	06/17/15	(9)
Goldman Sachs	HKD	2,000	USD		258	06/17/15	—
Goldman Sachs	JPY	50,000	USD		419	06/17/15	—
Goldman Sachs	SGD	100	USD		73	06/17/15	(2)
HSBC	USD	260	EUR		233	05/04/15	1
HSBC	USD	1,478	EUR		1,324	05/05/15	9
JPMorgan Chase	USD	32	SEK		270	05/04/15	—
Standard Chartered	USD	6,054	EUR		5,712	06/17/15	362
Standard Chartered	USD	1,829	HKD		14,197	06/17/15	2
State Street	USD	228	AUD		300	06/17/15	8
State Street	USD	230	AUD		300	06/17/15	7
State Street	USD	79	CAD		100	06/17/15	4
State Street	USD	118	CAD		150	06/17/15	6
State Street	USD	38	EUR		34	05/04/15	1
State Street	USD	112	EUR		101	05/05/15	2
State Street	USD	213	EUR		200	06/17/15	12
State Street	USD	317	EUR		300	06/17/15	21
State Street	USD	433	EUR		400	06/17/15	16
State Street	USD	79	HKD		616	05/04/15	—
State Street	USD	83	HKD		644	05/04/15	—
State Street	USD	235	HKD		1,824	05/04/15	—
State Street	USD	237	HKD		1,840	05/04/15	—
State Street	USD	290	HKD		2,250	05/05/15	—
State Street	USD	193	HKD		1,500	06/17/15	—
State Street	USD	258	HKD		2,000	06/17/15	—
State Street	USD	66	JPY		7,901	05/01/15	—
State Street	USD	68	JPY		8,126	05/01/15	—
State Street	USD	117	JPY		14,016	05/01/15	—
State Street	USD	165	JPY		20,000	06/17/15	3

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 459

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	165	JPY	20,000	06/17/15	3
State Street	USD	333	JPY	40,000	06/17/15	2
State Street	USD	66	SEK	546	05/05/15	—
State Street	USD	72	SGD	100	06/17/15	3
State Street	USD	73	SGD	100	06/17/15	3
State Street	AUD	210	USD	169	05/01/15	3
State Street	AUD	252	USD	202	05/01/15	3
State Street	AUD	388	USD	311	05/01/15	5
State Street	AUD	100	USD	77	06/17/15	(2)
State Street	AUD	200	USD	153	06/17/15	(5)
State Street	AUD	200	USD	151	06/17/15	(7)
State Street	AUD	300	USD	234	06/17/15	(3)
State Street	CAD	100	USD	79	06/17/15	(3)
State Street	CAD	100	USD	80	06/17/15	(3)
State Street	CAD	100	USD	80	06/17/15	(3)
State Street	EUR	100	USD	106	06/17/15	(6)
State Street	EUR	100	USD	109	06/17/15	(4)
State Street	EUR	300	USD	322	06/17/15	(15)
State Street	EUR	400	USD	436	06/17/15	(14)
State Street	EUR	500	USD	545	06/17/15	(16)
State Street	HKD	1,404	USD	181	05/04/15	—
State Street	HKD	1,489	USD	192	05/04/15	—
State Street	HKD	666	USD	86	05/05/15	—
State Street	HKD	1,000	USD	129	06/17/15	—
State Street	HKD	1,000	USD	129	06/17/15	—
State Street	HKD	2,000	USD	258	06/17/15	—
State Street	HKD	2,000	USD	258	06/17/15	—
State Street	HKD	3,000	USD	387	06/17/15	—
State Street	JPY	1,325	USD	11	05/01/15	—
State Street	JPY	7,033	USD	59	05/01/15	—
State Street	JPY	8,786	USD	74	05/01/15	—
State Street	JPY	9,504	USD	80	05/01/15	—
State Street	JPY	10,239	USD	86	05/01/15	—
State Street	JPY	17,230	USD	144	05/01/15	—
State Street	JPY	22,914	USD	192	05/01/15	—
State Street	JPY	33,425	USD	280	05/01/15	—
State Street	JPY	58,787	USD	495	05/01/15	2
State Street	JPY	7,255	USD	61	05/08/15	—
State Street	JPY	11,883	USD	100	05/08/15	—
State Street	JPY	10,000	USD	84	06/17/15	—
State Street	JPY	10,000	USD	83	06/17/15	(1)
State Street	JPY	20,000	USD	167	06/17/15	—
State Street	JPY	20,000	USD	165	06/17/15	(2)
State Street	JPY	60,000	USD	504	06/17/15	1
State Street	SGD	100	USD	74	06/17/15	(2)
State Street	SGD	200	USD	147	06/17/15	(4)
State Street	SGD	200	USD	146	06/17/15	(5)
UBS	USD	207	AUD	272	06/17/15	8
UBS	USD	7	CAD	9	06/17/15	—
UBS	USD	1,340	EUR	1,255	06/17/15	70
UBS	USD	778	JPY	93,818	06/17/15	8
UBS	USD	4,883	JPY	591,629	06/17/15	75
UBS	USD	788	SGD	1,098	06/17/15	41
UBS	HKD	1,086	USD	140	06/17/15	—
UBS	SGD	57	USD	41	06/17/15	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						596

See accompanying notes which are an integral part of the financial statements.

460 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Index Swap Contracts (*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
iShares U.S. Real Estate ETF Index	Bank of America	USD	15,571	08/31/15	(773)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					(773)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$—	$90,404	$—	$90,404	5.4
Austria	—	1,187	—	1,187	—*
Belgium	—	40	—	40	—*
Brazil	2,724	—	—	2,724	0.2
Canada	27,168	—	—	27,168	1.6
China	—	9,420	—	9,420	0.5
Finland	—	4,240	—	4,240	0.3
France	15,064	54,598	—	69,662	4.2
Germany	—	36,337	—	36,337	2.2
Hong Kong	—	163,932	—	163,932	9.8
Ireland	—	882	—	882	0.1
Italy	—	6,035	—	6,035	0.4
Japan	—	195,840	—	195,840	11.7
Netherlands	—	24,013	—	24,013	1.4
Norway	—	1,623	—	1,623	0.1
Singapore	—	58,562	247	58,809	3.5
Spain	—	6,630	—	6,630	0.4
Sweden	—	12,137	—	12,137	0.7
Switzerland	—	9,351	—	9,351	0.5
United Kingdom	—	124,325	—	124,325	7.4
United States	801,473	—	—	801,473	47.7
Short-Term Investments	—	23,565	—	23,565	1.4
Other Securities	—	42,489	—	42,489	2.5
Total Investments	846,429	865,610	247	1,712,286	102.0
Other Assets and Liabilities, Net					(2.0)
					100.0

Other Financial Instruments
Futures Contracts	(123)	—	—	(123)	(—)*
Foreign Currency Exchange Contracts	27	569	—	596	—*
Index Swap Contracts	—	(773)	—	(773)	(—)*
Total Other Financial Instruments**	$(96)	$(204)	$—	$(300)

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 461

Russell Investment Company
Russell Global Real Estate Securities Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,113
Variation margin on futures contracts*	21	—
Total	$21	$1,113

Location: Statement of Assets and Liabilities - Liabilities
Unrealized appreciation on foreign currency exchange contracts	$—	$517
Variation margin on futures contracts*	144	—
Index swap contracts, at fair value	773	—
Total	$917	$517
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$3,972	$—
Index swap contracts	1,305	—
Foreign currency-related transactions**	—	(2,940)
Total	$5,277	$(2,940)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,207)	$—
Index swap contracts	(926)	—
Foreign currency-related transactions***	—	1,139
Total	$(2,133)	$1,139

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

462 Russell Global Real Estate Securities Fund

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Russell Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value		$40,195 $	— $	40,195
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		1,113	—	1,113
Futures Contracts	Variation margin on futures contracts		1	—	1
Total			$41,309 $	— $	41,309

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$163	$163	$—	$—
Bank of Montreal	193	—	—	193
Barclays	652	—	652	—
Brown Brothers Harriman	37	26	—	11
Citigroup	3,114	—	3,114	—
Commonwealth Bank of Australia	44	—	—	44
Credit Suisse	4,425	—	4,425	—
Deutsche Bank	1,904	—	1,904	—
Goldman Sachs	5,893	—	5,893	—
HSBC	3	—	—	3
JPMorgan Chase	7,272	—	7,272	—
Merrill Lynch	5,323	—	5,323	—
Morgan Stanley	8,531	—	8,531	—
Standard Chartered	365	—	—	365
State Street	107	90	—	17
UBS	3,283	2	3,081	200
Total	$41,309	$281	$40,195	$833

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 463

Russell Investment Company
Russell Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$158	$	— $	158
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	517	—	517
Index Swap Contracts	Index swap contracts, at fair value	773	—	773
Total	$1,448	$	— $	1,448

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Bank of America	$902	$163	$739	$—
Bank of New York	52	—	—	52
Brown Brothers Harriman	27	26	—	1
Citigroup	198	—	—	198
Goldman Sachs	11	—	—	11
State Street	97	90	—	7
UBS	161	2	158	1
Total	$1,448	$281	$897	$270

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

464 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,361,866
Investments, at fair value(*)(>)	1,712,286
Cash	108
Cash (restricted)(a)(b)	2,500
Foreign currency holdings(^)	5,058
Unrealized appreciation on foreign currency exchange contracts	1,113
Receivables:
Dividends and interest	4,273
Dividends from affiliated Russell funds	2
Investments sold	8,305
Fund shares sold	1,888
Foreign capital gains taxes recoverable	399
Variation margin on futures contracts	1
Prepaid expenses	18
Total assets	1,735,951

Liabilities
Payables:
Investments purchased	10,300
Fund shares redeemed	1,812
Accrued fees to affiliates	1,496
Other accrued expenses	91
Variation margin on futures contracts	158
Unrealized depreciation on foreign currency exchange contracts	517
Payable upon return of securities loaned	42,489
Index swap contracts, at fair value(8)	773
Total liabilities	57,636

Net Assets	$1,678,315

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 465

Russell Investment Company
Russell Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(41,669)
Accumulated net realized gain (loss)	33,685
Unrealized appreciation (depreciation) on:
Investments	350,420
Futures contracts	(123)
Index swap contracts	(773)
Foreign currency-related transactions	706
Shares of beneficial interest	428
Additional paid-in capital	1,335,641
Net Assets	$1,678,315

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$38.56
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$40.91
Class A — Net assets	$30,933,485
Class A — Shares outstanding ($.01 par value)	802,309
Net asset value per share: Class C(#)	$37.49
Class C — Net assets	$40,834,014
Class C — Shares outstanding ($.01 par value)	1,089,342
Net asset value per share: Class E(#)	$38.60
Class E — Net assets	$30,571,690
Class E — Shares outstanding ($.01 par value)	791,988
Net asset value per share: Class S(#)	$39.33
Class S — Net assets	$ 1,418,420,287
Class S — Shares outstanding ($.01 par value)	36,065,650
Net asset value per share: Class Y(#)	$39.31
Class Y — Net assets	$157,555,123
Class Y — Shares outstanding ($.01 par value)	4,008,310
Amounts in thousands
(^) Foreign currency holdings - cost	$4,891
(*) Securities on loan included in investments	$40,195
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$66,054
(8) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$1,000
(b) Cash Collateral for Swaps	$1,500
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

466 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$26,010
Dividends from affiliated Russell funds	16
Interest	1
Securities lending income	122
Less foreign taxes withheld	(1,205)
Total investment income	24,944

Expenses
Advisory fees	7,165
Administrative fees	425
Custodian fees	271
Distribution fees - Class A	39
Distribution fees - Class C	156
Transfer agent fees - Class A	31
Transfer agent fees - Class C	42
Transfer agent fees - Class E	35
Transfer agent fees - Class S	1,522
Transfer agent fees - Class Y	3
Professional fees	59
Registration fees	62
Shareholder servicing fees - Class C	52
Shareholder servicing fees - Class E	44
Trustees’ fees	21
Printing fees	134
Miscellaneous	25
Total expenses	10,086
Net investment income (loss)	14,858

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	78,035
Futures contracts	3,972
Index swap contracts	1,305
Foreign currency-related transactions	(2,642)
Net realized gain (loss)	80,670
Net change in unrealized appreciation (depreciation) on:
Investments	(20,503)
Futures contracts	(1,207)
Index swap contracts	(926)
Foreign currency-related transactions	1,202
Net change in unrealized appreciation (depreciation)	(21,434)
Net realized and unrealized gain (loss)	59,236
Net Increase (Decrease) in Net Assets from Operations	$74,094

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 467

Russell Investment Company
Russell Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,858	$28,891
Net realized gain (loss)	80,670	138,031
Net change in unrealized appreciation (depreciation)	(21,434)	8,369
Net increase (decrease) in net assets from operations	74,094	175,291

Distributions
From net investment income
Class A	(533)	(790)
Class C	(586)	(869)
Class E	(582)	(1,056)
Class S	(27,251)	(42,159)
Class Y	(3,091)	(6,667)
From net realized gain
Class A	(1,697)	(2,078)
Class C	(2,370)	(3,209)
Class E	(1,998)	(2,783)
Class S	(84,879)	(98,839)
Class Y	(8,992)	(17,188)
Net decrease in net assets from distributions	(131,979)	(175,638)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(97,445)	113,645
Total Net Increase (Decrease) in Net Assets	(155,330)	113,298

Net Assets
Beginning of period	1,833,645	1,720,347
End of period	$1,678,315	$1,833,645
Undistributed (overdistributed) net investment income included in net assets	$(41,669)	$(24,484)

See accompanying notes which are an integral part of the financial statements.

468 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	45	$1,763	103	$3,890
Proceeds from reinvestment of distributions	58	2,221	79	2,851
Payments for shares redeemed	(59)	(2,310)	(142)	(5,384)
Net increase (decrease)	44	1,674	40	1,357
Class C
Proceeds from shares sold	36	1,358	93	3,442
Proceeds from reinvestment of distributions	78	2,898	114	3,982
Payments for shares redeemed	(101)	(3,844)	(245)	(9,048)
Net increase (decrease)	13	412	(38)	(1,624)
Class E
Proceeds from shares sold	87	3,440	229	8,700
Proceeds from reinvestment of distributions	66	2,517	105	3,788
Payments for shares redeemed	(252)	(9,725)	(396)	(15,293)
Net increase (decrease)	(99)	(3,768)	(62)	(2,805)
Class S
Proceeds from shares sold	3,322	133,043	8,905	342,900
Proceeds from reinvestment of distributions	2,850	111,002	3,815	139,698
Payments for shares redeemed	(8,321)	(333,546)	(7,865)	(303,450)
Net increase (decrease)	(2,149)	(89,501)	4,855	179,148
Class Y
Proceeds from shares sold	819	32,891	494	19,122
Proceeds from reinvestment of distributions	310	12,083	653	23,855
Payments for shares redeemed	(1,278)	(51,236)	(2,709)	(105,408)
Net increase (decrease)	(149)	(6,262)	(1,562)	(62,431)
Total increase (decrease)	(2,340)	$(97,445)	3,233	$113,645

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 469

Russell Investment Company
Russell Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)(a)	and Unrealized	Investment	from Net	from Net	$
	Period	(d)	Gain (Loss)	Operations	Investment Income	Realized Gain	In Excess
Class A
April 30, 2015*	39.99	.28	1.21	1.49	(.68)	(2.24)	—
October 31, 2014	40.49	.54	2.97	3.51	(1.07)	(2.94)	—
October 31, 2013	38.18	.58	3.94	4.52	(2.08)	(.13)	—
October 31, 2012	33.52	.63	4.72	5.35	(.69)	—	—
October 31, 2011	35.24	.51	(1.38)	(.87)	(.81)	—	(.04)
October 31, 2010	26.38	.90	8.78	9.68	(.82)	—	—

Class C
April 30, 2015*	38.96	.13	1.18	1.31	(.54)	(2.24)	—
October 31, 2014	39.55	.24	2.90	3.14	(.79)	(2.94)	—
October 31, 2013	37.34	.28	3.85	4.13	(1.79)	(.13)	—
October 31, 2012	32.83	.36	4.60	4.96	(.45)	—	—
October 31, 2011	34.52	.23	(1.34)	(1.11)	(.55)	—	(.03)
October 31, 2010	25.85	.64	8.62	9.26	(.59)	—	—

Class E
April 30, 2015*	40.02	.27	1.23	1.50	(.68)	(2.24)	—
October 31, 2014	40.52	.54	2.97	3.51	(1.07)	(2.94)	—
October 31, 2013	38.20	.58	3.95	4.53	(2.08)	(.13)	—
October 31, 2012	33.54	.63	4.72	5.35	(.69)	—	—
October 31, 2011	35.26	.50	(1.38)	(.88)	(.80)	—	(.04)
October 31, 2010	26.38	.88	8.81	9.69	(.81)	—	—

Class S
April 30, 2015*	40.73	.33	1.24	1.57	(.73)	(2.24)	—
October 31, 2014	41.16	.64	3.04	3.68	(1.17)	(2.94)	—
October 31, 2013	38.78	.67	4.02	4.69	(2.18)	(.13)	—
October 31, 2012	34.03	.73	4.79	5.52	(.77)	—	—
October 31, 2011	35.77	.60	(1.41)	(.81)	(.88)	—	(.05)
October 31, 2010	26.76	.98	8.93	9.91	(.90)	—	—

Class Y
April 30, 2015*	40.71	.38	1.23	1.61	(.77)	(2.24)	—
October 31, 2014	41.15	.73	3.01	3.74	(1.24)	(2.94)	—
October 31, 2013	38.76	.84	3.94	4.78	(2.25)	(.13)	—
October 31, 2012	34.03	.81	4.77	5.58	(.85)	—	—
October 31, 2011	35.76	.67	(1.40)	(.73)	(.95)	—	(.05)
October 31, 2010	26.75	1.04	8.92	9.96	(.95)	—	—

See accompanying notes which are an integral part of the financial statements.

470 Russell Global Real Estate Securities Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(2.92)	38.56	3.85	30,934	1.36	1.36	1.45	28
(4.01)	39.99	9.98	30,324	1.36	1.36	1.41	69
(2.21)	40.49	12.17	29,098	1.35	1.35	1.47	78
(.69)	38.18	16.03	27,867	1.35	1.35	1.79	64
(.85)	33.52	(2.51)	25,724	1.36	1.36	1.44	69
(.82)	35.24	37.23	25,564	1.34	1.34	2.83	141

(2.78)	37.49	3.44	40,834	2.11	2.11	.70	28
(3.73)	38.96	9.14	41,936	2.11	2.11	.66	69
(1.92)	39.55	11.34	44,084	2.10	2.10	.73	78
(.45)	37.34	15.17	42,262	2.10	2.10	1.05	64
(.58)	32.83	(3.28)	43,207	2.11	2.11	.67	69
(.59)	34.52	36.24	53,155	2.09	2.09	2.08	141

(2.92)	38.60	3.85	30,572	1.36	1.36	1.38	28
(4.01)	40.02	9.95	35,655	1.36	1.36	1.42	69
(2.21)	40.52	12.18	38,596	1.35	1.35	1.46	78
(.69)	38.20	16.01	36,250	1.35	1.35	1.79	64
(.84)	33.54	(2.51)	35,132	1.36	1.36	1.43	69
(.81)	35.26	37.22	38,484	1.34	1.34	2.79	141

(2.97)	39.33	3.97	1,418,420	1.11	1.11	1.67	28
(4.11)	40.73	10.23	1,556,497	1.11	1.11	1.65	69
(2.31)	41.16	12.46	1,373,266	1.10	1.10	1.68	78
(.77)	38.78	16.32	1,174,848	1.10	1.10	2.05	64
(.93)	34.03	(2.28)	1,107,094	1.11	1.11	1.68	69
(.90)	35.77	37.58	1,168,039	1.09	1.09	3.08	141

(3.01)	39.31	4.08	157,555.91		.91	1.90	28
(4.18)	40.71	10.45	169,233.91		.91	1.88	69
(2.38)	41.15	12.69	235,303.90		.90	2.03	78
(.85)	38.76	16.53	354,260.92		.92	2.26	64
(1.00)	34.03	(2.10)	376,191.93		.93	1.86	69
(.95)	35.76	37.83	399,759.91		.91	3.28	141

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 471

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$999.80	$1,012.10
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$12.69	$12.77

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 2.56%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$995.90	$1,008.38
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$16.38	$16.48
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 3.31%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$999.10	$1,012.10
	Expenses Paid During Period*	$12.69	$12.77

* Expenses are equal to the Fund's annualized expense ratio of 2.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

472 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,000.80	$1,013.34
Expenses Paid During Period*	$11.46	$11.53

* Expenses are equal to the Fund's annualized expense ratio of 2.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,001.80	$1,014.83
Expenses Paid During Period*	$9.98	$10.04

* Expenses are equal to the Fund's annualized expense ratio of 2.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Multi-Strategy Alternative Fund 473

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 15.3%			Citgo Holding, Inc.
Asset-Backed Securities - 0.2%			10.750% due 02/15/20 (Þ)	375	396
Carrington Mortgage Loan Trust			Clear Channel Communications,
Series 2006-NC5 Class A5			Inc.
0.262% due 01/25/37 (Ê)	531	399	12.000% due 02/01/21	73	59
Countrywide Asset-Backed			Cornerstone Chemical Co.
Certificates			9.375% due 03/15/18 (Þ)	585	608
Series 2004-5 Class M1			Dynegy, Inc.
1.036% due 08/25/34 (Ê)	262	247	7.625% due 11/01/24 (Å)	410	441
Series 2005-11 Class AF3			Energy Transfer Equity, LP
4.778% due 02/25/36	212	215	5.875% due 01/15/24	430	452
Series 2006-5 Class 2A2			EXCO Resources, Inc.
0.361% due 08/25/36 (Ê)	158	155	8.500% due 04/15/22	305	182
		1,016	Frontier Communications Corp.
Corporate Bonds and Notes - 5.3%			7.625% due 04/15/24	300	306
Advanced Micro Devices, Inc.			GenOn Americas Generation LLC
7.500% due 08/15/22	140	115	8.500% due 10/01/21	45	44
7.000% due 07/01/24	460	357	9.125% due 05/01/31	735	699
Albertsons Holdings LLC/Saturn			Genworth Holdings, Inc.
Acquisition Merger Sub, Inc.			7.200% due 02/15/21	145	152
7.750% due 10/15/22 (Þ)	450	490	6.500% due 06/15/34	170	155
Albertsons, Inc.			6.150% due 11/15/66	160	101
7.450% due 08/01/29	355	345	Guitar Center, Inc.
8.000% due 05/01/31	495	490	6.500% due 04/15/19	370	326
Alpha Natural Resources, Inc.			9.625% due 04/15/20	530	416
3.750% due 12/15/17	265	89	Harland Clarke Holdings Corp.
6.000% due 06/01/19	575	121	9.250% due 03/01/21 (Þ)	640	624
6.250% due 06/01/21	360	68	Hexion, Inc.
American Energy-Permian Basin,			6.625% due 04/15/20	360	337
LLC/AEPB Finance Corp.			10.000% due 04/15/20 (Å)	135	139
7.125% due 11/01/20 (Þ)	155	114	iHeartCommunications, Inc.
7.375% due 11/01/21 (Þ)	230	170	10.000% due 01/15/18	285	249
American Energy-Woodford LLC/			Illinois Power Generating Co.
AEW Finance Corp.			6.300% due 04/01/20	375	355
9.000% due 09/15/22 (Þ)	415	245	JC Penney Corp., Inc.
Apex Tool Group LLC			5.750% due 02/15/18	115	111
7.000% due 02/01/21 (Þ)	110	104	8.125% due 10/01/19	210	210
APX Group, Inc.			5.650% due 06/01/20	710	627
6.375% due 12/01/19	190	189	Kennedy-Wilson, Inc.
8.750% due 12/01/20	1,020	941	5.875% due 04/01/24	285	289
Aurora Diagnostics Holdings /			Kindred Healthcare, Inc.
Aurora Diagnostics Financing,			8.000% due 01/15/20 (Þ)	250	270
Inc.			8.750% due 01/15/23 (Þ)	175	194
10.750% due 01/15/18	415	373	Lantheus Medical Imaging, Inc.
Basic Energy Services, Inc.			9.750% due 05/15/17	435	427
7.750% due 02/15/19	45	38	Lehman Brothers Holdings, Inc.
BMC Software Finance, Inc.			5.250% due 01/24/49 (Æ)(Ø)	5,000	575
8.125% due 07/15/21 (Þ)	835	766	Liberty Interactive LLC
Bon-Ton Department Stores, Inc.			4.000% due 11/15/29	279	180
(The)			8.250% due 02/01/30	310	343
8.000% due 06/15/21	455	380	3.750% due 02/15/30	536	337
Caesars Entertainment Operating			Memorial Production Partners, LP
Co., Inc.			/ Memorial Production Finance
11.250% due 06/01/17	120	90	Corp.
9.000% due 02/15/20	1,810	1,389	7.625% due 05/01/21	310	303
Cenveo Corp.			6.875% due 08/01/22 (Þ)	20	19
6.000% due 08/01/19 (Þ)	315	293	Mohegan Tribal Gaming Authority
8.500% due 09/15/22	195	163	9.750% due 09/01/21	1,020	1,089
Chester Downs & Marina LLC /			Monitronics International, Inc.
Chester Downs Finance Corp.			9.125% due 04/01/20	925	916
9.250% due 02/01/20 (Þ)	570	436	MTR Gaming Group, Inc.

See accompanying notes which are an integral part of the financial statements.

474 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
11.500% due 08/01/19	485	523	International Debt - 2.7%
Murray Energy Corp.			Algeco Scotsman Global Finance
11.250% due 04/15/21 (Å)	400	407	PLC
New Albertsons, Inc.			8.500% due 10/15/18 (Å)	200		194
7.750% due 06/15/26	35	34	Alinta Energy Finance Pty. Ltd.
8.700% due 05/01/30	120	124	Term Loan
Nine West Holdings, Inc.			6.380% due 08/13/19	53		53
8.250% due 03/15/19 (Þ)	850	714	Alinta Energy Finance Pty., Ltd.
Ocwen Financial Corp.			Delayed Draw Term Loan
6.625% due 05/15/19 (Å)	210	195	6.380% due 08/13/18	4		4
Parker Drilling Co.			ALM XII, Ltd.
6.750% due 07/15/22	135	114	Series 2015-12A Class C1
PF Chang's China Bistro, Inc.			4.026% due 04/16/27 (Ê)(Þ)	250		246
10.250% due 06/30/20 (Þ)	155	160	Series 2015-12A Class D
Radio One, Inc.			5.776% due 04/16/27 (Ê)(Þ)	340		312
9.250% due 02/15/20 (Þ)	470	444	Altice Finco SA
Rain CII Carbon LLC / CII Carbon			8.125% due 01/15/24 (Þ)	400		421
Corp.			AP NMT Acquisition BV 1st Lien
8.250% due 01/15/21 (Þ)	820	759	Term Loan
Rite Aid Corp.			6.750% due 08/13/21	262		261
6.125% due 04/01/23 (Þ)	360	373	Banco do Brasil SA
7.700% due 02/15/27	340	407	3.875% due 10/10/22	900		851
6.875% due 12/15/28 (Þ)	20	23	Bluewater Holding
Rockies Express Pipeline LLC			10.000% due 12/10/19	500		470
6.000% due 01/15/19 (Þ)	215	228	Cathedral Lake Ltd.
5.625% due 04/15/20 (Þ)	380	403	Series 2014-1A Class C
Roundy's Supermarkets, Inc.			3.925% due 01/15/26 (Ê)(Þ)	250		237
10.250% due 12/15/20 (Þ)	395	352	CFIP CLO Ltd.
Sabine Pass Liquefaction LLC			Series 2014-1A Class D
5.625% due 02/01/21	300	307	3.730% due 04/13/25 (Þ)	250		233
6.250% due 03/15/22	290	304	Cutwater, Ltd.
			3.931% due 07/15/26 (Þ)	100		94
5.625% due 04/15/23	675	682	Drillships Ocean Ventures, Inc.
5.750% due 05/15/24	270	273
SandRidge Energy, Inc.			Term Loan
7.500% due 02/15/23	565	373	5.500% due 07/25/21	610		528
Scientific Games International, Inc.			Dubai World, Ltd. Term Loan B1
7.000% due 01/01/22 (Þ)	210	219	1.500% due 09/30/18	539		450
10.000% due 12/01/22 (Þ)	300	278	Global A&T Electronics, Ltd.
Shingle Springs Tribal Gaming			10.000% due 02/01/19 (Þ)	435		418
			Greywolf CLO IV, Ltd.
Authority			Series 2014-2A Class C
9.750% due 09/01/21 (Þ)	670	755	4.339% due 01/17/27 (Ê)(Þ)	250		247
Signode Industrial Group Lux SA/			IAMGOLD Corp.
Signode Industrial Group US, Inc.			6.750% due 10/01/20 (Þ)	575		492
6.375% due 05/01/22 (Þ)	615	615	ICICI Bank, Ltd.
Sprint Capital Corp.			4.750% due 11/25/16 (Þ)	100		104
6.875% due 11/15/28	285	258	Intelsat Luxembourg SA
8.750% due 03/15/32	625	641	7.750% due 06/01/21	485		446
SUPERVALU, Inc.			JFIN CLO 2015, Ltd.
6.750% due 06/01/21	300	310	Series 2015-1A Class D
7.750% due 11/15/22	435	468	4.693% due 03/15/26 (Å)(Ê)	250		230
The ServiceMaster Co.			Jupiter Resources, Inc.
7.450% due 08/15/27	220	224	8.500% due 10/01/22 (Þ)	405		342
Time Warner Cable, Inc.			KCA Deutag Alpha, Ltd. 1st Lien
6.750% due 06/15/39	80	84	Term Loan B
5.500% due 09/01/41	110	102	6.250% due 05/16/20	342		307
Toys R Us, Inc.			Kosmos Energy, Ltd.
10.375% due 08/15/17	1,440	1,262	7.875% due 08/01/21 (Å)	235		228
Walter Energy, Inc.			Lloyds Bank PLC
9.875% due 12/15/20	760	67	12.000% due 12/29/49 (ƒ)(Þ)	300		429
8.500% due 04/15/21	665	54	Lloyds Banking Group PLC
		32,233	7.500% due 12/31/49 (Æ)(ƒ)	440		470

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 475

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
MEG Energy Corp.					Mashantucket (Western) Pequot
7.000% due 03/31/24 (Þ)			75	74	Tribe Term Loan B
Morgan Stanley					9.375% due 06/30/20	1,598	1,307
Series GMTN					Millennium Laboratories, Inc. Term
0.428% due 01/16/17 (Ê)	EUR		100	113	Loan B
Pacific Drilling SA					5.250% due 04/16/21 (Ê)	501	409
5.375% due 06/01/20 (Þ)			90	76	MModal LLC Term Loan B
Palmer Square CLO, Ltd.					9.000% due 01/31/20	505	466
6.021% due 10/17/22			250	246	Mohegan Tribal Gaming Authority
Petrobras Global Finance					Term Loan B
6.750% due 01/27/41			460	424	5.500% due 11/19/19	612	609
PHOTONIS Technologies SAS 1st					Mount Airy Lodge LLC 1st Lien
Lien Term Loan					Term Loan
8.500% due 09/18/19			272	259	13.000% due 04/01/18	575	586
Republic of Argentina Government					Moxie Patriot LLC Term Loan B1
Bond					6.750% due 12/19/20	385	386
8.280% due 12/31/33 (Å)			4,543	4,143	Murray Energy Corp. Term Loan B
SLM Student Loan Trust					7.500% due 03/19/21	250	247
Series 2003-2 Class A5					Nine West Group, Inc. Term Loan
0.287% due 12/15/23 (Ê)	EUR		587	649	6.250% due 01/08/20	175	159
Slovenia Government International					NN, Inc. Term Loan B
Bond					6.000% due 08/27/21	236	237
5.250% due 02/18/24			400	459	Onex Carestream Finance LP 2nd
Sound Point CLO II, Ltd.					Lien Term Loan
Series 2013-1A Class B1L					9.500% due 06/07/19	416	417
4.006% due 04/26/25 (Ê)(Þ)			280	271	Panda Sherman Power LLC Term
THL Credit Wind River CLO, Ltd.					Loan
Series 2015-3A Class D					9.000% due 09/13/18	672	672
4.326% due 01/22/27 (Å)(Ê)			250	244	Preferred Proppants LLC Term Loan
Valeant Pharmaceuticals					6.750% due 08/12/20	377	308
International, Inc.					Red Lobster Management LLC Term
5.875% due 05/15/23 (Þ)			465	477	Loan
VRX Escrow Corp.					6.250% due 07/28/21	3	3
6.125% due 04/15/25 (Þ)			465	480	Roundy's Supermarkets, Inc. 1st
YPF SA					Lien Term Loan B
8.750% due 04/04/24 (Þ)			315	329	5.750% due 03/03/21 (Ê)	237	228
				16,311	Stallion Oilfield Holdings, Inc. Term
Loan Agreements - 2.3%					Loan B
Albertson's LLC Term Loan B2					8.000% due 06/19/18	164	129
4.750% due 03/21/19			452	455	Styrolution Group LLC Term Loan B
AMF Bowling Centers, Inc. Term					6.500% due 10/02/19	613	621
Loan B					Texas Competitive Electric Holdings
7.250% due 09/18/21			602	605	Co. LLC Extended Term Loan
BMC Software Finance, Inc. Term					4.661% due 10/10/17 (Ê)	1,624	1,004
Loan					The Talbots, Inc. 2nd Lien Term
5.000% due 09/10/20 (Ê)			173	170	Loan
Chromaflo Technologies Corp. 2nd					8.250% due 03/19/21	340	333
Lien Term Loan					Toys "R" Us Delaware, Inc. 1st Lien
8.250% due 05/27/20			115	113	Term Loan B4
Clear Channel Communications,					9.750% due 04/24/20	643	603
Inc. 1st Lien Term Loan D					Toys "R" Us Delaware, Inc. Term
6.921% due 01/30/19			1,137	1,087	Loan B
GTCR Valor Cos., Inc. 1st Lien					5.250% due 05/25/18	45	35
Term Loan					Toys "R" Us Delaware, Inc. Term
6.000% due 05/30/21 (Ê)			368	368	Loan B3
Hilton Worldwide Finance LLC					5.250% due 05/25/18	7	5
3.500% due 10/25/20 (Ê)			656	659	Visant Corp. Term Loan
HJ Heinz Co. Term Loan B2					7.000% due 09/23/21 (Ê)	612	615
3.500% due 06/05/20 (Ê)			322	322	Vogue International LLC Term Loan
Mashantucket (Western) Pequot					B
Tribe Term Loan A					5.250% due 02/14/20	305	308
5.000% due 07/01/18			28	22

See accompanying notes which are an integral part of the financial statements.

476 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Wilton Brands LLC Term Loan			Zero coupon due 08/01/54 (ƒ)		2,975	208
7.500% due 08/30/18 (Ê)	568	545	Texas Public Finance Authority
		14,033	Revenue Bonds
Mortgage-Backed Securities - 1.1%			8.250% due 07/01/24		625	626
Adjustable Rate Mortgage Trust			Tobacco Settlement Financing Corp.
Series 2005-5 Class 2A1			Revenue Bonds
2.745% due 09/25/35 (Ê)	774	683	5.000% due 06/01/41		480	373
Bear Stearns Alt-A Trust						1,860
Series 2005-10 Class 24A1			Non-US Bonds - 1.4%
2.460% due 01/25/36 (Ê)	671	541	Adria Topco BV PIK Term Loan
Series 2006-3 Class 31A1			9.000% due 06/19/19	EUR	52	60
2.838% due 05/25/36 (Ê)	744	515	AP NMT Acquisition BV Term Loan
Bear Stearns Structured Products,			B
Inc.			7.000% due 08/06/21	EUR	39	44
Series 2007-R6 Class 1A1			Barclays Bank PLC
2.514% due 01/26/36 (Ê)	881	715	Series RCI
CHL Mortgage Pass-Through Trust			14.000% due 12/31/49 (ƒ)	GBP	300	619
Series 2004-12 Class 11A1			Bonos y Obligaciones del Estado
3.026% due 08/25/34 (Ê)	359	313	Government International Bonds
Series 2004-16 Class 1A4A			5.150% due 10/31/28	EUR	500	779
0.962% due 09/25/34 (Ê)	116	107	Bundesrepublik Deutschland
Series 2004-25 Class 1A1			Bundesobligation Inflation Linked
0.532% due 02/25/35 (Ê)	118	108	Bond
Series 2004-25 Class 2A1			Series I/L
0.542% due 02/25/34 (Ê)	143	129	0.750% due 04/15/18	EUR	315	373
Countrywide Alternative Loan Trust			Depfa Funding II, LP
Series 2003-11T1 Class A3			6.500% due 12/31/49	EUR	100	66
0.602% due 07/25/18 (Ê)	66	65	Deutsche Bundesrepublik Inflation
DSLA Mortgage Loan Trust			Linked Bond
Series 2004-AR3 Class 2A1
2.498% due 07/19/44 (Ê)	113	112	Series I/L
			1.750% due 04/15/20	EUR	162	209
Fannie Mae-Aces			0.100% due 04/15/23	EUR	307	379
Series 2012-M16 Class X			EDU UK BondCo PLC
Interest Only STRIP			8.875% due 09/15/18 (Þ)	GBP	110	172
0.998% due 09/25/22	18,440	1,011	Equiniti Newco 2 PLC
GE Commercial Mortgage Corp.			7.125% due 12/15/18 (Þ)	GBP	130	198
Series 2007-C1 Class A1A			France Government Bond OAT
5.483% due 12/10/49	827	881	Series OATe
Harborview Mortgage Loan Trust			0.250% due 07/25/18	EUR	154	182
2.591% due 12/19/35	345	264	1.100% due 07/25/22	EUR	214	280
Merrill Lynch Mortgage Investors			0.250% due 07/25/24	EUR	51	64
Trust			Series OATi
Series 2003-A2 Class 2A3			1.300% due 07/25/19	EUR	318	395
2.006% due 03/25/33 (Ê)	381	374	2.100% due 07/25/23	EUR	55	77
Morgan Stanley Capital I, Inc.			Generalitat de Catalunya
Series 2010-IQ14 Class A2FX			4.750% due 06/04/18	EUR	400	492
5.610% due 04/15/49	303	305
Sequoia Mortgage Trust			Hellenic Republic Bonds
			4.500% due 07/03/17	JPY	110,000	592
Series 2003-4 Class 2A1			Zero coupon due 10/15/42	EUR	39,250	238
0.553% due 07/20/33 (Ê)	190	178
Wells Fargo Mortgage Backed			Hema Bondco I BV
Securities			5.277% due 06/15/19 (Þ)	EUR	360	350
Series 2004-DD Class 2A6			Keystone Financing LLC
2.617% due 01/25/33 (Ê)	646	643	9.500% due 10/15/19	GBP	310	500
			LightPoint Pan-European CLO PLC
		6,944	Series 2006-1 Class A
Municipal Bonds - 0.3%			0.476% due 01/31/22 (Ê)	EUR	149	166
Commonwealth of Puerto Rico			Magi Funding PLC
General Obligation Unlimited			Series 2006-A Class A
8.000% due 07/01/35	790	614	0.671% due 04/11/21 (Ê)(Þ)	EUR	27	30
5.000% due 07/01/41	60	39	New Zealand Government Bond
Puerto Rico Sales Tax Financing			2.000% due 09/20/25	NZD	1,700	1,363
Corp. Revenue Bonds

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 477

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Rapid Holding				New Media Investment Group, Inc.	26,039	602
6.625% due 11/15/20 (Å)	EUR	325	361	Nike, Inc. Class B	17,085	1,689
United Kingdom Gilt Inflation				Nikon Corp.	7,100	100
Linked				Nintendo Co., Ltd.	2,200	372
Series 3MO				Panera Bread Co. Class A(Æ)	1,200	219
1.875% due 11/22/22	GBP	374	708	Priceline Group, Inc. (The)(Æ)	690	854
0.125% due 03/22/24	GBP	106	178	SCREEN Holdings Co., Ltd.	129,000	881
			8,875	Sears Holdings Corp.(Æ)	8,900	356
United States Government Treasuries - 2.0%				Sirius XM Holdings, Inc.(Æ)	372,400	1,471
United States Treasury Inflation				Starbucks Corp.	22,780	1,129
Indexed Notes				Starwood Hotels & Resorts Worldwide,
0.125% due 04/15/18		812	832	Inc.	18,333	1,576
2.125% due 01/15/19		164	181	Takashimaya Co., Ltd.	72,000	672
0.125% due 04/15/19		751	768	Time Warner Cable, Inc.	11,390	1,771
0.125% due 01/15/23		10	10	Time Warner, Inc.	7,300	616
0.375% due 07/15/23		555	571	TJX Cos., Inc.(Û)	17,736	1,145
0.625% due 01/15/24		201	211	Tribune Media Co. Class A	20,700	1,161
0.125% due 07/15/24 (Æ)		395	398	Vipshop Holdings, Ltd. - ADR(Æ)	68,016	1,924
0.250% due 01/15/25 (Æ)		99	100	Wal-Mart Stores, Inc.(Û)	28,313	2,210
1.375% due 02/15/44 (Æ)		705	819	WCI Communities, Inc.(Æ)	900	21
0.750% due 02/15/45 (Æ)		498	500			50,705
United States Treasury Notes
1.875% due 11/30/21		700	705	Consumer Staples - 1.8%
1.500% due 01/31/22		1,100	1,080	Anheuser-Busch InBev NV - ADR	19,689	2,363
1.750% due 02/28/22		2,300	2,293	Imperial Tobacco Group PLC	62,500	3,056
1.750% due 05/15/23		1,600	1,580	Kraft Foods Group, Inc.(Æ)	25,953	2,200
2.500% due 08/15/23		1,600	1,670	Lorillard, Inc.	25,000	1,747
3.000% due 11/15/44		200	210	Rite Aid Corp.(Æ)	195,260	1,505
			11,928	Smart & Final Stores, Inc.(Æ)	1,700	29
Total Long-Term Investments						10,900
(cost $96,121)			93,200
				Energy - 2.1%
Common Stocks - 33.4%				Anadarko Petroleum Corp.	7,600	715
Consumer Discretionary - 8.3%				Atlas Energy Group LLC(Æ)	42,888	332
21st Century Fox, Inc.(Æ)		22,500	767	Enviva Partners, LP(Æ)	3,800	81
Barnes & Noble, Inc.(Æ)		90,000	1,971	Gulf Coast Ultra Deep Royalty Trust(Æ)	235,875	189
Caesars Entertainment Corp.(Æ)		60,700	576	Kinder Morgan, Inc.	22,338	959
CBS Corp. Class B(Û)		41,967	2,607	Nordic American Offshore, Ltd.	27,500	259
Charter Communications, Inc. Class				QEP Resources, Inc.	45,400	1,022
A(Æ)(Û)		17,573	3,287	SandRidge Energy, Inc.(Æ)	282,045	533
Cie Generale des Etablissements				Schlumberger, Ltd.	9,519	901
Michelin Class B		6,544	729	SolarCity Corp.(Æ)(Û)	48,571	2,917
Coach, Inc.		1,500	57	Targa Resources Corp.	15,600	1,638
Comcast Corp. Class A		17,700	1,019	TerraForm Power, Inc. Class A	6,100	241
Daiwa House Industry Co., Ltd.(Û)		65,500	1,458	Transocean Partners LLC	13,600	215
DISH Network Corp. Class A(Æ)		16,900	1,144	Vantage Drilling Co.(Æ)	50,000	20
Dollar General Corp.		25,508	1,855	Vivint Solar, Inc.(Æ)	3,700	52
Dollar Tree, Inc.(Æ)(Û)		42,737	3,266	WPX Energy, Inc.(Æ)	35,700	491
eBay, Inc.(Æ)		22,000	1,282	YPF SA - ADR	80,000	2,443
ELIOR SCA(Æ)		26,273	493			13,008
General Motors Co.		56,700	1,988
Hilton Worldwide Holdings, Inc.(Æ)		3,000	87	Financial Services - 7.3%
KAR Auction Services, Inc.		26,500	986	AerCap Holdings(Æ)	37,700	1,760
Liberty Ventures Class A(Æ)		103,608	4,318	Affiliated Managers Group, Inc.(Æ)	7,648	1,729
Makita Corp.		14,000	701	AIA Group, Ltd.	101,900	680
McDonald's Corp.		25,221	2,435	Ally Financial, Inc.(Æ)	46,666	1,022
MDC Partners, Inc. Class A		1,100	23	Alpha Bank AE(Æ)	1,050,000	364
Melco Crown Entertainment, Ltd. - ADR		26,300	537	Altisource Portfolio Solutions(Æ)	12,207	296
Mitsubishi Corp.		16,200	350	American International Group, Inc.	18,200	1,024

See accompanying notes which are an integral part of the financial statements.

478 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Boulevard Acquisition Corp.(Æ)	15,000	174	Shire PLC - ADR	4,600	1,120
Chimera Investment Corp.(ö)	81,500	1,238	SIGA Technologies, Inc.(Æ)	100,000	177
Citigroup, Inc.	38,600	2,058	UnitedHealth Group, Inc.(Û)	21,397	2,384
Colony Capital, Inc.(ö)	50,500	1,308	Zoetis, Inc. Class A	20,000	888
E*Trade Financial Corp.(Æ)	35,000	1,008			22,737
Federal National Mortgage
Association(Æ)	175,000	474	Materials and Processing - 3.2%
Fifth Street Asset Management, Inc.			Air Products & Chemicals, Inc.	1,000	143
Class A	1,600	18	Asahi Kasei Corp.	44,000	413
HRG Group, Inc.(Æ)	52,900	663	Ashland, Inc.	7,800	986
Jafco Co., Ltd.	29,700	1,115	Berry Plastics Group, Inc.(Æ)	7,500	257
JPMorgan Chase & Co.	11,000	696	CF Industries Holdings, Inc.(Û)	21,538	6,192
KKR & Co., LP	32,274	726	Dow Chemical Co. (The)	15,879	810
McGraw Hill Financial, Inc.	16,109	1,680	Eastman Chemical Co.	10,537	803
Mitsubishi UFJ Financial Group, Inc.	191,400	1,350	Graphic Packaging Holding Co.	50,000	705
Mizuho Financial Group, Inc.(Û)	698,400	1,333	LIXIL Group Corp.	51,700	1,074
Monitise PLC(Æ)	2,658,000	562	LyondellBasell Industries Class A	6,900	714
Moody's Corp.	17,899	1,924	Nippon Steel & Sumitomo Metal Corp.	180,000	469
Navient Corp.	48,000	938	Nissan Chemical Industries, Ltd.	43,600	861
New Residential Investment Corp.(ö)	46,524	793	Nitto Denko Corp.	13,600	870
New Senior Investment Group, Inc.(ö)	25,100	406	Orion Engineered Carbons	6,900	135
Nomad Holdings Ltd.(Å)(Æ)	73,000	868	Platform Specialty Products Corp.(Æ)	45,000	1,212
Nomura Holdings, Inc.	201,100	1,306	Rinnai Corp.	5,500	418
ORIX Corp.	87,100	1,332	Sealed Air Corp.	30,000	1,368
PennyMac Financial Services, Inc. Class			Shin-Etsu Chemical Co., Ltd.	12,000	735
A(Æ)	48,800	921	Summit Materials, Inc. Class A(Æ)	3,800	90
PennyMac Mortgage Investment Trust(ö)	26,900	564	Toshiba Corp.	194,000	776
Piraeus Bank SA(Æ)	405,000	179	Ube Industries, Ltd.	217,000	360
Realogy Holdings Corp.(Æ)	13,100	621			19,391
Springleaf Holdings, Inc. Class A(Æ)	16,500	825
Sumitomo Mitsui Financial Group, Inc.			Producer Durables - 2.7%
(Û)	31,700	1,382	Amada Holdings Co., Ltd.	83,900	848
Sumitomo Mitsui Trust Holdings, Inc.(Û)	309,000	1,357	American Airlines Group, Inc.	27,000	1,304
Tencent Holdings, Ltd.(Æ)	223,411	4,614	Boeing Co. (The)	11,065	1,586
Tetragon Financial Group, Ltd.	127,240	1,251	Danaher Corp.	28,557	2,338
Tokyo Tatemono Co., Ltd.	136,000	989	Delta Air Lines, Inc.	12,500	558
Tokyu Fudosan Holdings Corp.	149,600	1,110	Eagle Bulk Shipping, Inc.(Æ)	11,492	96
Visa, Inc. Class A	24,733	1,634	Hitachi, Ltd.	47,000	320
XL Group PLC Class A	2,700	100	Keyence Corp.	1,800	962
		44,393	Keysight Technologies, Inc.(Æ)	44,000	1,472
			Komatsu, Ltd.	19,300	388
Health Care - 3.7%			Neff Corp. Class A(Æ)	2,000	24
AbbVie, Inc.	25,000	1,617	Nippon Yusen	125,000	394
Actavis PLC(Æ)	14,018	3,965	Ricoh Co., Ltd.	32,600	339
Advaxis, Inc.(Æ)	200	4	Stanley Black & Decker, Inc.	18,957	1,871
Blueprint Medicines Corp.(Æ)	400	8	Taisei Corp.(Û)	202,000	1,170
Carbylan Therapeutics, Inc.(Æ)	2,100	11	United Continental Holdings, Inc.(Æ)	21,154	1,264
Cerulean Pharma, Inc.(Æ)	1,800	11	Waste Connections, Inc.	30,000	1,422
Curis, Inc.(Æ)	2,400	6			16,356
Edwards Lifesciences Corp.(Æ)	11,878	1,504
GlaxoSmithKline PLC - ADR	57,750	1,336	Technology - 3.4%
GW Pharmaceuticals PLC - ADR(Æ)	500	52	Altera Corp.	10,000	417
Humana, Inc.	15,519	2,570	Amadeus IT Holding SA Class A	10,900	498
Illumina, Inc.(Æ)	7,485	1,379	Apple, Inc.(Û)	20,909	2,617
KYTHERA Biopharmaceuticals, Inc.(Æ)	15,000	655	ARM Holdings PLC - ADR	23,350	1,191
McKesson Corp.	5,700	1,273	Facebook, Inc. Class A(Æ)(Û)	25,872	2,038
Mylan NV(Æ)	13,750	994	Google, Inc. Class C(Æ)	2,246	1,233
Paratek Pharmaceuticals, Inc.	1,400	34	Groupon, Inc. Class A(Æ)	100,600	696
Perrigo Co. PLC	15,000	2,749	GungHo Online Entertainment, Inc.	24,100	106

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 479

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)	Amounts in thousands (except share amounts)
Principal	Fair	Principal	Fair
Amount ($)	Value	Amount ($)	Value
or Shares	$	or Shares	$
Inovalon Holdings, Inc. Class A(Æ)	1,100	28	Jul 2015 3.20 Call (1)	USD	29,000	(ÿ)	506
LinkedIn Corp. Class A(Æ)(Û)	3,742	943	Cross Currency Options
Loral Space & Communications, Inc.(Æ)	8,500	586	(USD/CAD)
Micron Technology, Inc.(Æ)	112,000	3,151	Jul 2015 1.28 Call (1)	USD	17,125	(ÿ)	57
MModal(Å)(Æ)	13,683	190	Cross Currency Options
(USD/CNY)
Motorola Solutions, Inc.	19,500	1,165	Feb 2016 6.13 Call (1)	USD	68,500	(ÿ)	1,301
Nidec Corp.	10,600	790	Cross Currency Options
Sony Corp.	31,500	951	(USD/JPY)
SunEdison, Inc.(Æ)	93,100	2,357	Jan 2016 140.00 Call (1)	USD	13,720	(ÿ)	1,307
Yahoo!, Inc.(Æ)	37,588	1,600	Cross Currency Options
20,557	(USD/MXN)
Jul 2015 15.20 Put (1)	USD	936	(ÿ)	15
Utilities - 0.9%	Cross Currency Options
Atlas Resource Partners, LP	46,015	423	(USD/RUB)
Energy Transfer Equity, LP(Û)	56,463	3,764	May 2015 34.00 Put (1)	USD	1,645	(ÿ)	—
Kansai Electric Power Co., Inc. (The)(Æ)	52,800	531	Aug 2015 35.00 Put (1)	USD	1,660	(ÿ)	12
Aug 2015 36.50 Put (1)	USD	1,660	(ÿ)	19
Targa Resources Partners, LP	19,366	880	Cross Currency Options
5,598	(USD/TRY)
Jun 2015 2.85 Call (1)	USD	29,800	(ÿ)	293
Total Common Stocks	CSX Corp.
(cost $185,418)	203,645	May 2015 37.00 Call (150)	USD	15	(ÿ)	9
Gold 100 oz. Futures
Investments in Other Funds - 0.6%	Jul 2015 1,750.00 0 (685)	USD	69	(ÿ)	7
iShares 20 Year Treasury Bond ETF	2,500	315	Jan 2016 2,000.00 0 (705)	USD	71	(ÿ)	84
iShares Russell 2000 ETF	2,200	267	Inflationary Floor Options
Market Vectors Gold Miners ETF	149,500	3,006	Aug 2019 1.60 Call (1)	USD	15,300	(ÿ)	222
Powershares QQQ Trust	1,400	151	Aug 2019 1.63 Call (1)	USD	16,100	(ÿ)	153
Total Investments in Other Funds	Aug 2019 1.63 Put (1)	USD	5,800	(ÿ)	55
iShares Russell 2000 ETF
(cost $3,958)	3,739	May 2015 124.00 Call (500)	USD	50	(ÿ)	5
iShares US Real Estate
Options Purchased - 1.6%	ETF
(Number of Contracts)	Jun 2015 83.00 Put (85)	USD	9	(ÿ)	65
Altera Corp.	SPDR S&P 500 ETF Trust
May 2015 40.00 Call (100)	USD	10	(ÿ)	37	May 2015 210.50 Put (500)	USD	50	(ÿ)	94
Applied Materials, Inc.	Swaptions
May 2015 23.00 Call (1,335)	USD	134	(ÿ)	7	(Fund Receives/Fund Pays)
Cross Currency Options	USD 3 Month LIBOR/USD 2.000%
(AUD/USD)	Dec 2015 0.00 Call (1)	12,500	(ÿ)	35
Jul 2015 0.75 Put (1)	AUD	1,563	(ÿ)	9	USD 5.00%/HY23 CDX Index
Jul 2015 0.77 Put (1)	AUD	1,558	(ÿ)	17	May 2015 0.00 Put (1)	5,390	(ÿ)	1
Cross Currency Options	USD 5.00%/HY23 CDX Index
(CAD/MXN)	Jun 2015 0.00 Put (2)	6,370	(ÿ)	6
Jun 2015 12.00 Put (1)	CAD	2,086	(ÿ)	86	Three Month Sterling
Cross Currency Options	Interest Rate Futures
(EUR/CZK)	Sep 2015 99.38 Put (2,055)	GBP	2,569	(ÿ)	296
Jul 2015 26.95 Put (1)	EUR	34,350	(ÿ)	133	Jun 2015 99.25 Put (2,055)	GBP	2,569	(ÿ)	29
Jul 2015 27.10 Put (1)	EUR	34,350	(ÿ)	184	Visteon Corp.
Aug 2015 27.07 Put (1)	EUR	34,350	(ÿ)	235	Jun 2015 100.00 Call (250)	USD	25	(ÿ)	106
Cross Currency Options	Total Options Purchased
(EUR/USD)
May 2015 1.05 Put (1)	EUR	59,800	(ÿ)	—	(cost $18,645)	9,865
May 2015 1.12 Put (1)	EUR	171,500	(ÿ)	1,214
Jun 2015 1.04 Put (1)	EUR	89,400	(ÿ)	152	Certificates of Participation - 0.6%
Jul 2015 1.06 Put (1)	EUR	57,700	(ÿ)	290	HSBC Bank PLC
Jul 2015 1.07 Put (1)	EUR	137,000	(ÿ)	1,004	Zero coupon due 11/20/17	207	3,900
Jan 2016 1.01 Put (1)	EUR	6,860	(ÿ)	1,570	Total Certificate of Participation
Cross Currency Options	(cost $3,636)	3,900
(NZD/USD)
Jul 2015 0.75 Put (1)	NZD	14,925	(ÿ)	250	Warrants & Rights - 0.3%
Cross Currency Options	Alinma Bank(Æ)(Þ)
(USD/BRL)

See accompanying notes which are an integral part of the financial statements.

480 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

	Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair				Principal	Fair
		Amount ($)		Value				Amount ($)	Value
		or Shares		$				or Shares	$
	2018 Warrant	267,588		1,750		Agreement with Goldman Sachs and
	Alpha Bank(Æ)					State Street Bank (Tri-Party) of $3,000
	2017 Warrant	15,000		9		dated April 30, 2015 at 0.240% to
	MModal(Å)(Æ)					be repurchased at $3,000 on May
	2017 Warrant	9,579		—		1, 2015 collateralized by: $2,929
						par various United States Treasury
	Total Warrants & Rights					Obligations, valued at $3,088.		3,000	3,000
	(cost $1,747)			1,759		Agreement with JP Morgan Chase and
						State Street Bank (Tri-Party) of $1,457
Short	-Term Investments - 34.3%					dated April 27, 2015 at 0.110% to
	American Achievement Corp.					be repurchased at $1,457 on May
	10.875% due 04/15/16 (Þ)	570		566		4, 2015 collateralized by: $1,200
	JET Equipment Trust					par various United States Treasury
	Series 94-A					Obligations, valued at $1,415.		1,457	1,457
	9.410% due 12/15/15 (Þ)	289		308		Agreement with JP Morgan Chase
	Morgan Stanley					and State Street Bank (Tri-Party)
	0.755% due 10/15/15 (Ê)	1,200		1,201		of $15,000 dated April 30, 2015 at
	Russell U.S. Cash Management Fund	135,158,006	(8)	135,158		0.210% to be repurchased at $15,000
	Texas Competitive Electric Holdings Co.,					on May 1, 2015 collateralized by:
	LLC Term Loan
	4.661% due 10/10/15	1,235		754		$15,135 par various United States
	United States Treasury Bills					Treasury Obligations, valued at
	0.010% due 05/14/15 (ç)(~)	260		260		$15,326	.	15,000	15,000
	0.011% due 05/28/15 (~)	21,500		21,500		Agreement with Toronto Dominion and
	0.011% due 05/28/15	408		408		State Street Bank (Tri-Party) of $6,500
	0.010% due 06/04/15	4,650		4,650		dated April 30, 2015 at 0.210% to
	0.010% due 06/18/15 (Û)	5,000		5,000		be repurchased at $6,500 on May
	0.010% due 07/02/15 (~)	23,500		23,499		1, 2015 collateralized by: $5,435
	0.010% due 07/30/15	7,828		7,828		par various United States Treasury
						Obligations, valued at $6,546.		6,500	6,500
	0.010% due 08/06/15 (~)	552		552		Total Repurchase Agreements
	0.010% due 08/06/15	4,658		4,658
	0.010% due 09/10/15	3,000		2,999		(cost $36,357)			36,357
	Total Short-Term Investments
	(cost $209,434)			209,341		Total Investments 92.1%
						(identified cost $555,316)			561,806
	Repurchase Agreements - 6.0%
	Agreement with Bank of America and					Securities Sold Short - (7.7)%
	State Street Bank (Tri-Party) of $7,400				Long	-Term Investments - (1.3)%
	dated April 30, 2015 at 0.210% to					Mortgage-Backed Securities - (1.0)%
	be repurchased at $7,400 on May					Fannie Mae
	1, 2015 collateralized by: $7,589					30 Year TBA(Ï)
	par various United States Treasury					3.500%		(6,000)	(6,286)

	Obligations, valued at $7,570.	7,400		7,400		United States Government Treasuries - (0.3)%
	Agreement with Credit Suisse and State					United States Treasury Notes
	Street Bank (Tri-Party) of $800 dated					3.625% due 02/15/44		(1,200)	(1,413)
	April 30, 2015 at 0.210% to be					3.000% due 11/15/44		(400)	(421)
	repurchased at $800 on May 1, 2015
	collateralized by: $814 par various								(1,834)
	United States Treasury Obligations,					Total Long-Term Investments
	valued at $816.	800		800		(proceeds $8,183)			(8,120)
	Agreement with Deutsche Bank and
	State Street Bank (Tri-Party) of $2,200					Common Stocks - (5.2)%
	dated April 30, 2015 at 0.220% to					Consumer Discretionary - (1.0)%
	be repurchased at $2,200 on May					Expedia, Inc.		(15,000)	(1,414)
	1, 2015 collateralized by: $2,094					Ford Motor Co.		(101,780)	(1,608)
	par various United States Treasury					Gannett Co., Inc.		(23,513)	(807)
	Obligations, valued at $2,252.	2,200		2,200		General Motors Co.		(33,438)	(1,173)
						Japan Display, Inc.(Æ)		(90,500)	(373)
						Kyocera Corp.		(1,500)	(78)
						Marriott International, Inc. Class A		(4,300)	(344)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 481

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair	Principal	Fair
	Amount ($)	Value	Amount ($)	Value
	or Shares	$	or Shares	$
Nikon Corp.	(20,800)	(294)	Other Assets and Liabilities,
Yaskawa Electric Corp.	(12,200)	(168)	Net - 15.6%	95,285
		(6,259)
Consumer Staples – (0.0)%			Net Assets - 100.0%	609,939
Ezaki Glico Co., Ltd.	(6,500)	(268)

Energy - (0.2)%
Continental Resources, Inc.(Æ)	(20,665)	(1,087)

Health Care - (0.3)%
AbbVie, Inc.	(5,000)	(323)
Eisai Co., Ltd.	(6,400)	(427)
Ono Pharmaceutical Co., Ltd.	(4,200)	(453)
Shionogi & Co., Ltd.	(13,500)	(440)
Sysmex Corp.	(7,800)	(431)
		(2,074)
Materials and Processing - (2.1)%
ArcelorMittal	(146,852)	(1,570)
Fastenal Co.	(32,625)	(1,391)
First Quantum Minerals, Ltd.(Æ)	(349,435)	(5,352)
Freeport-McMoRan, Inc.	(97,223)	(2,262)
Goldcorp, Inc.	(75,663)	(1,425)
Kaneka Corp.	(55,000)	(383)
Kuraray Co., Ltd.	(6,700)	(90)
		(12,473)
Producer Durables - (0.3)%
Hirose Electric Co., Ltd.	(900)	(126)
Hitachi Construction Machinery Co.,
Ltd.	(10,400)	(184)
House Foods Group, Inc.	(14,000)	(285)
Kewpie Corp.	(16,700)	(405)
Kikkoman Corp.	(9,000)	(257)
MEIJI Holdings Co., Ltd.	(2,500)	(285)
		(1,542)
Technology - (1.3)%
GungHo Online Entertainment, Inc.	(24,100)	(106)
Ibiden Co., Ltd.	(11,000)	(192)
International Business Machines Corp.	(15,133)	(2,592)
Micron Technology, Inc.(Æ)	(43,242)	(1,216)
Ryosan Co., Ltd.	(3,100)	(73)
Seagate Technology PLC	(32,625)	(1,916)
Taiyo Yuden Co., Ltd.	(16,800)	(248)
Teradata Corp.(Æ)	(18,224)	(802)
Western Digital Corp.	(9,356)	(915)
		(8,060)
Total Common Stocks
(proceeds $30,706)		(31,763)

Investments in Other Funds - (1.2)%
iShares MSCI Brazil Capped ETF	(108,207)	(3,918)
iShares MSCI Emerging Markets ETF	(58,741)	(2,519)
Market Vectors Semiconductor ETF	(15,000)	(832)
Total Investments in Other Funds
(proceeds $6,995)		(7,269)

Total Securities Sold Short
(proceeds $45,884)		(47,152)

See accompanying notes which are an integral part of the financial statements.

482 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.3%
Algeco Scotsman Global Finance PLC	04/24/15		200,000	97.25	195	194
Dynegy, Inc.	10/10/14		410,000	100.00	410	441
Hexion, Inc.	04/02/15		135,000	100.00	135	139
JFIN CLO 2015, Ltd.	03/30/15		250,000	92.01	230	230
Kosmos Energy, Ltd.	04/07/15		235,000	92.06	216	228
MModal	07/31/14		13,683	20.01	274	190
MModal	08/28/14		9,579	25.99	4	—
Murray Energy Corp.	04/09/15		400,000	96.87	387	407
Nomad Holdings Ltd.	10/03/14		73,000	10.81	789	868
Ocwen Financial Corp.	04/02/15		210,000	88.06	185	195
Rapid Holding	04/24/15	EUR	325,000	108.66	353	361
Republic of Argentina Government Bond	05/20/14		4,542,603	80.11	3,639	4,143
THL Credit Wind River CLO, Ltd.	04/10/15		250,000	98.00	245	244
						7,640
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Aluminum Futures	7	USD	336	05/15	13
Aluminum Futures	21	USD	1,010	06/15	63
Aluminum Futures	12	USD	578	07/15	41
Amsterdam Index Futures	15	EUR	1,455	05/15	(61)
Australia 3 Year Bond Futures	79	AUD	8,833	06/15	(41)
Australia 10 Year Bond Futures	10	AUD	1,293	06/15	(21)
Australia Bank Bill 90 Day Futures	184	AUD	183,074	12/15	50
Bankers Acceptance Futures	5	CAD	1,238	09/15	(1)
Bankers Acceptance Futures	4	CAD	990	12/15	(2)
BOVESPA Index Futures	5	BRL	283	06/15	2
Brent Crude Oil Futures	21	USD	1,402	05/15	169
CAC 40 Index Futures	31	EUR	1,554	05/15	(57)
Canada 10 Year Government Bond Futures	5	CAD	701	06/15	(9)
Cocoa Futures	9	GBP	179	05/15	12
Cocoa Futures	11	GBP	221	07/15	7
Coffee Futures	1	USD	52	07/15	(1)
Copper Futures	31	USD	1,221	05/15	32
Copper Futures	10	USD	1,587	06/15	72
Copper Futures	5	USD	793	07/15	36
Cotton No. 2 Futures	2	USD	68	07/15	2
DAX Index Futures	4	EUR	1,149	06/15	(61)
Dow Jones Mini E-CBOT Futures	23	USD	2,042	06/15	(20)
Euribor Interest Rate Futures	1	EUR	250	06/15	—
Euribor Interest Rate Futures	21	EUR	5,250	09/15	—
Euribor Interest Rate Futures	21	EUR	5,250	12/15	(1)
Euribor Interest Rate Futures	29	EUR	7,250	03/16	(1)
Euribor Interest Rate Futures	39	EUR	9,748	06/16	(2)
Euribor Interest Rate Futures	53	EUR	13,245	09/16	(4)
Euribor Interest Rate Futures	61	EUR	15,240	12/16	(6)
Euribor Interest Rate Futures	61	EUR	15,235	03/17	(9)
EURO STOXX 50 Index Futures	80	EUR	2,854	06/15	(28)
Euro-Bobl Futures	75	EUR	9,660	06/15	(57)
Euro-BTP Futures	12	EUR	1,660	06/15	(22)
Euro-Bund Futures	41	EUR	6,425	06/15	(44)
Euro-Buxl 30 Year Bond Futures	6	EUR	1,012	06/15	(46)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 483

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Eurodollar Futures	57	USD	14,188	09/15	6
Eurodollar Futures	50	USD	12,424	12/15	7
Eurodollar Futures	49	USD	12,153	03/16	9
Eurodollar Futures	46	USD	11,387	06/16	8
Eurodollar Futures	43	USD	10,623	09/16	8
Eurodollar Futures	38	USD	9,369	12/16	9
Eurodollar Futures	35	USD	8,616	03/17	9
Euro-OAT Futures	21	EUR	3,239	06/15	(34)
Euro-Schatz Futures	236	EUR	26,237	06/15	(17)
EuroSwiss Interest Rate Futures	2	CHF	504	09/15	—
EuroSwiss Interest Rate Futures	2	CHF	504	12/15	—
EuroSwiss Interest Rate Futures	2	CHF	504	03/16	(1)
FTSE 100 Index Futures	21	GBP	1,455	06/15	33
FTSE/JSE TOP 40 Index Futures	22	ZAR	10,680	06/15	31
FTSE/MIB Index Futures	5	EUR	567	06/15	(6)
Gas Oil Futures	5	USD	429	05/15	37
Gold 100 oz. Futures	5	USD	591	06/15	(8)
Hang Seng Index Futures	7	HKD	9,837	05/15	2
H-Shares Index Futures	10	HKD	7,233	05/15	1
IBEX 35 Index Futures	6	EUR	681	05/15	(25)
Japan Government Mini 10 Year Bond Futures	80	JPY	1,182,000	06/15	13
JPX NIKKEI Index 400 Futures	36	JPY	51,858	06/15	15
KOSPI2 Index Futures	8	KRW	1,072,600	06/15	48
Lead Futures	3	USD	159	06/15	29
Lead Futures	1	USD	53	07/15	3
Lean Hogs Futures	3	USD	98	06/15	7
Live Cattle Futures	6	USD	359	06/15	11
Long Gilt Futures	2	GBP	236	06/15	(7)
Low Sulphur Gasoil Futures	—	USD	—	05/15	(24)
Low Sulphur Gasoil Futures	7	USD	419	06/15	27
MSCI Singapore Index ETS Futures	7	SGD	552	05/15	—
MSCI Taiwan Index Futures	13	USD	471	05/15	(9)
NASDAQ 100 E-Mini Index Futures	22	USD	1,940	06/15	(1)
New York Harbor ULSD Futures	7	USD	582	05/15	41
Nickel Futures	2	USD	167	05/15	(2)
Nickel Futures	2	USD	167	06/15	—
Nickel Futures	2	USD	167	07/15	14
NIKKEI 225 Index Futures	13	JPY	253,630	06/15	54
Russell 2000 Mini Index Futures	15	USD	1,825	06/15	(47)
S&P 500 Index E-Mini Futures	45	USD	4,677	06/15	6
S&P Mid 400 E-Mimi Index Futures	15	USD	2,245	06/15	(22)
S&P/TSX 60 Index Futures	20	CAD	3,539	06/15	12
SGX CNX NIFTY Futures	31	USD	512	05/15	(2)
Silver Futures	3	USD	242	05/15	5
Soybean Futures	5	USD	245	05/15	5
Soybean Meal Futures	3	USD	96	05/15	—
Soybean Oil Futures	24	USD	454	05/15	(12)
SPI 200 Index Futures	18	AUD	2,591	06/15	(52)
Sterling Interest Rate Futures	40	GBP	4,967	09/15	(3)
Sterling Interest Rate Futures	51	GBP	6,327	12/15	(6)
Sterling Interest Rate Futures	40	GBP	4,956	03/16	(8)
Sterling Interest Rate Futures	29	GBP	3,588	06/16	(5)
Sterling Interest Rate Futures	22	GBP	2,718	09/16	(5)
Sterling Interest Rate Futures	17	GBP	2,098	12/16	(5)
Sterling Interest Rate Futures	15	GBP	1,849	03/17	(5)
Swiss Market Index Futures	19	CHF	1,714	06/15	(61)
TAIEX Index Futures	7	TWD	13,828	05/15	9
TOPIX Index Futures	20	JPY	317,700	06/15	107
United States 10 Year Treasury Note Futures	84	USD	10,783	06/15	24
United States 2 Year Treasury Note Futures	139	USD	30,478	06/15	32
United States 5 Year Treasury Note Futures	62	USD	7,448	06/15	20
Wheat Futures	34	USD	794	05/15	(73)
WTI Crude Futures	19	USD	1,133	05/15	94
Zinc Futures	10	USD	589	06/15	61
Zinc Futures	6	USD	353	07/15	23

See accompanying notes which are an integral part of the financial statements.

484 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Short Positions
30 Day Federal Funds Futures	1,051	USD	437,295	07/15	(44)
Aluminum Futures	7	USD	336	05/15	(14)
Aluminum Futures	18	USD	865	06/15	(65)
Aluminum Futures	12	USD	578	07/15	(41)
BIST 30 Index Futures	407	TRY	4,204	06/15	48
Brent Crude Oil Futures	11	USD	735	05/15	(80)
Cocoa Futures	9	GBP	179	05/15	(8)
Cocoa Futures	4	USD	118	07/15	(6)
Coffee Futures	8	USD	412	07/15	4
Copper Futures	31	USD	1,221	05/15	(61)
Copper Futures	8	USD	1,269	06/15	(64)
Copper Futures	106	USD	2,750	07/15	24
Cotton No. 2 Futures	3	USD	102	07/15	(4)
Euribor Interest Rate Futures	1	EUR	250	06/15	—
Euribor Interest Rate Futures	1	EUR	250	09/15	—
Eurodollar Futures	580	USD	144,551	06/15	(38)
Eurodollar Futures	409	USD	101,626	12/15	(130)
Gold 100 oz. Futures	26	USD	3,074	06/15	44
Japan Government 10 Year Bond Futures	1	JPY	147,890	06/15	(9)
Lead Futures	2	USD	106	06/15	(12)
Lead Futures	1	USD	53	07/15	(3)
Lean Hogs Futures	10	USD	326	06/15	(22)
Live Cattle Futures	2	USD	120	06/15	—
Low Sulphur Gasoil Futures	5	USD	300	06/15	(30)
MSCI Emerging Markets Mini Index Futures	58	USD	3,012	06/15	(120)
Natural Gas Futures	38	USD	1,045	05/15	(58)
New York Harbor ULSD Futures	4	USD	333	05/15	(39)
Nickel Futures	2	USD	167	05/15	2
Nickel Futures	5	USD	418	06/15	(24)
Nickel Futures	2	USD	167	07/15	(15)
Platinum Futures	15	USD	855	07/15	9
S&P 500 Index E-Mini Futures	29	USD	3,014	06/15	5
Silver Futures	3	USD	242	05/15	—
Silver Futures	10	USD	808	07/15	(12)
Soybean Futures	5	USD	245	05/15	(2)
Soybean Futures	36	USD	1,757	07/15	(34)
Soybean Meal Futures	3	USD	96	05/15	4
Soybean Meal Futures	23	USD	727	07/15	(13)
Soybean Oil Futures	24	USD	454	05/15	2
Soybean Oil Futures	25	USD	475	07/15	(7)
Sugar Futures	79	USD	1,166	06/15	(31)
United States 5 Year Treasury Note Futures	26	USD	3,123	06/15	(30)
United States Treasury Ultra Bond Futures	1	USD	164	06/15	3
Wheat Futures	34	USD	794	05/15	95
Wheat Futures	76	USD	1,817	07/15	128
WTI Crude Futures	9	USD	537	05/15	(55)
Zinc Futures	4	USD	236	06/15	(22)
Zinc Futures	6	USD	353	07/15	(23)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(363)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Barnes & Noble, Inc.	Call	28	23.00	USD	3	05/15/15	—
Cross Currency Options (AUD/USD)	Call	1	0.78	AUD	1,563	07/13/15	(35)
Cross Currency Options (AUD/USD)	Put	1	0.73	AUD	1,563	07/13/15	(5)
Cross Currency Options (AUD/USD)	Put	1	0.74	AUD	1,558	07/16/15	(6)
Cross Currency Options (AUD/USD)	Put	1	0.75	AUD	1,558	07/16/15	(11)
Cross Currency Options (EUR/CZK)	Put	1	27.00	EUR	68,500	07/14/15	(270)
Cross Currency Options (EUR/MXN)	Call	1	16.31	USD	14,900	06/16/15	(53)
Cross Currency Options (EUR/USD)	Call	1	1.12	EUR	116,000	04/30/15	(212)
Cross Currency Options (EUR/USD)	Call	1	1.11	EUR	298,500	05/07/15	(553)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 485

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (EUR/USD)	Call	1	1.20	EUR	171,500	05/08/15	(1)
Cross Currency Options (EUR/USD)	Call	1	1.13	EUR	149,000	07/27/15	(3,584)
Cross Currency Options (EUR/USD)	Call	1	1.18	EUR	137,000	07/27/15	(683)
Cross Currency Options (EUR/USD)	Call	1	1.32	EUR	3,430	01/12/16	(79)
Cross Currency Options (EUR/USD)	Put	1	1.05	EUR	59,800	05/06/15	—
Cross Currency Options (EUR/USD)	Put	1	1.06	EUR	59,600	05/06/15	—
Cross Currency Options (EUR/USD)	Put	1	1.01	EUR	134,100	06/19/15	(70)
Cross Currency Options (NZD/USD)	Call	1	0.79	NZD	29,850	07/30/15	(197)
Cross Currency Options (USD/BRL)	Call	1	3.20	USD	13,700	05/11/15	(20)
Cross Currency Options (USD/BRL)	Call	1	3.40	USD	58,000	07/02/15	(385)
Cross Currency Options (USD/BRL)	Call	1	4.00	USD	51,375	02/11/16	(942)
Cross Currency Options (USD/CAD)	Put	1	1.00	USD	34,250	07/24/15	(886)
Cross Currency Options (USD/JPY)	Put	1	105.00	USD	171,500	11/25/15	(251)
Cross Currency Options (USD/JPY)	Put	1	105.00	USD	171,000	12/10/15	(311)
Cross Currency Options (USD/MXN)	Call	1	15.90	USD	936	07/29/15	(13)
Cross Currency Options (USD/MXN)	Put	1	14.70	USD	936	07/29/15	(6)
Cross Currency Options (USD/TRY)	Call	1	3.00	USD	29,800	06/23/15	(50)
Inflationary Floor Options	Call	1	1.00	USD	62,800	08/15/19	(370)
Inflationary Floor Options	Put	1	1.00	USD	11,600	08/15/19	(56)
Mylan	Call	25	70.00	USD	3	05/15/15	(10)
SPDR S&P 500 ETF Trust	Put	500	202.50	USD	50	05/01/15	(1)
Starwood Hotels and Resorts Worldwide, Inc.	Call	25	79.35	USD	3	05/15/15	(17)
Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 1.500%	Call	1	0.00		12,500	12/15/15	(10)
USD 3 Month LIBOR/USD 1.750%	Call	1	0.00		12,500	12/15/15	(20)
Three Month Sterling Interest Rate Futures	Put	1,055	99.38	GBP	2,569	06/17/15	(89)
Three Month Sterling Interest Rate Futures	Put	1,055	99.25	GBP	2,569	09/16/15	(138)
Total Liability for Options Written (premiums received $14,678)(å)							(9,334)

Transactions in options written contracts for the period ended April 30, 2015 were as follows:

	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2014	2,488	$2,567
Opened	33,974	22,570
Closed	(8,193)	(3,695)
Expired	(25,552)	(6,764)
Outstanding April 30, 2015	2,717	$14,678

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	USD		538	EUR		489	05/06/15	11
Bank of America	USD		23	EUR		21	05/07/15	1
Bank of America	USD		39	EUR		36	05/07/15	2
Bank of America	USD		54	EUR		49	05/07/15	2
Bank of America	USD		84	EUR		79	05/07/15	4
Bank of America	USD		104	EUR		97	05/07/15	4
Bank of America	USD		109	EUR		100	05/07/15	3
Bank of America	EUR		36	USD		38	05/07/15	(2)
Bank of America	EUR		79	USD		84	05/07/15	(5)
Bank of America	EUR		152	USD		161	05/07/15	(9)
Bank of America	EUR		221	USD		243	05/07/15	(6)
Bank of America	EUR		14	USD		15	07/21/15	—
Bank of America	EUR		41	USD		44	07/21/15	(1)
Bank of America	EUR		125	USD		135	07/21/15	(5)
Bank of America	ILS		6,023	USD		1,531	06/11/15	(29)

See accompanying notes which are an integral part of the financial statements.

486 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	JPY		88,200	USD		738	05/08/15	(1)
BNP Paribas	AUD		1,043	USD		823	05/06/15	(2)
BNP Paribas	EUR		14,164	USD		15,246	05/06/15	(658)
Citigroup	USD		186	AUD		243	05/06/15	6
Citigroup	USD		558	AUD		738	05/06/15	25
Citigroup	USD		2	AUD		2	06/17/15	—
Citigroup	USD		23	AUD		30	06/17/15	1
Citigroup	USD		25	AUD		33	06/17/15	1
Citigroup	USD		30	AUD		39	06/17/15	1
Citigroup	USD		51	AUD		65	06/17/15	—
Citigroup	USD		83	AUD		109	06/17/15	3
Citigroup	USD		189	AUD		244	06/17/15	4
Citigroup	USD		189	AUD		243	06/17/15	3
Citigroup	USD		198	AUD		252	06/17/15	1
Citigroup	USD		198	AUD		255	06/17/15	3
Citigroup	USD		199	AUD		258	06/17/15	5
Citigroup	USD		225	AUD		294	06/17/15	7
Citigroup	USD		334	AUD		428	06/17/15	4
Citigroup	USD		425	AUD		547	06/17/15	7
Citigroup	USD		448	AUD		572	06/17/15	3
Citigroup	USD		904	AUD		1,169	06/17/15	19
Citigroup	USD		1,053	AUD		1,352	06/17/15	14
Citigroup	USD		1,218	AUD		1,567	06/17/15	19
Citigroup	USD		1,454	AUD		1,839	06/17/15	(2)
Citigroup	USD		1,619	AUD		2,090	06/17/15	31
Citigroup	USD		1,817	AUD		2,275	06/17/15	(21)
Citigroup	USD		2,217	AUD		2,920	06/17/15	88
Citigroup	USD		2,217	AUD		2,920	06/17/15	88
Citigroup	USD		3,594	AUD		4,616	06/17/15	51
Citigroup	USD		4,450	AUD		5,840	06/17/15	160
Citigroup	USD		4,465	AUD		5,840	06/17/15	145
Citigroup	USD		4,529	AUD		5,980	06/17/15	192
Citigroup	USD		4,675	AUD		5,960	06/17/15	30
Citigroup	USD		4,800	AUD		5,970	06/17/15	(87)
Citigroup	USD		4,800	AUD		5,970	06/17/15	(87)
Citigroup	USD		5,058	AUD		6,556	06/17/15	117
Citigroup	USD		8,796	AUD		11,600	06/17/15	362
Citigroup	USD		16,777	AUD		22,011	06/17/15	599
Citigroup	USD		3	BRL		10	06/17/15	—
Citigroup	USD		3	BRL		10	06/17/15	—
Citigroup	USD		9	BRL		30	06/17/15	1
Citigroup	USD		31	BRL		100	06/17/15	1
Citigroup	USD		45	BRL		150	06/17/15	4
Citigroup	USD		63	BRL		200	06/17/15	3
Citigroup	USD		65	BRL		200	06/17/15	—
Citigroup	USD		75	BRL		240	06/17/15	4
Citigroup	USD		122	BRL		410	06/17/15	12
Citigroup	USD		434	BRL		1,300	06/17/15	(9)
Citigroup	USD		2,980	BRL		9,169	06/17/15	19
Citigroup	USD		2,980	BRL		9,154	06/17/15	14
Citigroup	USD		5,770	BRL		18,490	06/17/15	277
Citigroup	USD		6	CAD		8	06/17/15	—
Citigroup	USD		15	CAD		19	06/17/15	1
Citigroup	USD		48	CAD		60	06/17/15	2
Citigroup	USD		97	CAD		121	06/17/15	3
Citigroup	USD		109	CAD		137	06/17/15	5
Citigroup	USD		156	CAD		197	06/17/15	7
Citigroup	USD		190	CAD		236	06/17/15	6
Citigroup	USD		217	CAD		271	06/17/15	7
Citigroup	USD		260	CAD		325	06/17/15	9
Citigroup	USD		266	CAD		328	06/17/15	5
Citigroup	USD		283	CAD		353	06/17/15	9

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 487

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	415	CAD	509	06/17/15	6
Citigroup	USD	464	CAD	563	06/17/15	2
Citigroup	USD	561	CAD	684	06/17/15	6
Citigroup	USD	594	CAD	724	06/17/15	5
Citigroup	USD	658	CAD	803	06/17/15	7
Citigroup	USD	687	CAD	829	06/17/15	—
Citigroup	USD	777	CAD	953	06/17/15	13
Citigroup	USD	875	CAD	1,054	06/17/15	(2)
Citigroup	USD	977	CAD	1,197	06/17/15	14
Citigroup	USD	1,085	CAD	1,358	06/17/15	40
Citigroup	USD	1,431	CAD	1,788	06/17/15	50
Citigroup	USD	5,960	CAD	7,349	06/17/15	127
Citigroup	USD	5,960	CAD	7,233	06/17/15	31
Citigroup	USD	5,980	CAD	7,399	06/17/15	148
Citigroup	USD	6,087	CAD	7,450	06/17/15	84
Citigroup	USD	8,970	CAD	11,186	06/17/15	296
Citigroup	USD	11,960	CAD	15,126	06/17/15	569
Citigroup	USD	14,950	CAD	18,598	06/17/15	455
Citigroup	USD	2	CHF	2	06/17/15	—
Citigroup	USD	13	CHF	13	06/17/15	1
Citigroup	USD	15	CHF	15	06/17/15	1
Citigroup	USD	31	CHF	29	06/17/15	1
Citigroup	USD	6,500	CHF	6,495	06/17/15	473
Citigroup	USD	2	CLP	1,000	06/17/15	—
Citigroup	USD	11	CLP	7,000	06/17/15	—
Citigroup	USD	18	CLP	11,000	06/17/15	—
Citigroup	USD	18	CLP	11,000	06/17/15	—
Citigroup	USD	23	CLP	14,000	06/17/15	—
Citigroup	USD	28	CLP	17,000	06/17/15	—
Citigroup	USD	28	CLP	17,000	06/17/15	—
Citigroup	USD	86	CLP	53,000	06/17/15	—
Citigroup	USD	299	CLP	186,000	06/17/15	4
Citigroup	USD	5,770	CLP	3,607,099	06/17/15	103
Citigroup	USD	44,971	CNH	280,821	05/11/15	234
Citigroup	USD	55,000	CNH	348,148	05/11/15	1,043
Citigroup	USD	27,400	CNY	170,345	05/11/15	375
Citigroup	USD	109,600	CNY	681,606	05/11/15	1,535
Citigroup	USD	13,720	CNY	85,077	05/18/15	170
Citigroup	USD	41,160	CNY	255,380	05/18/15	536
Citigroup	USD	61,650	CNY	392,863	02/16/16	1,277
Citigroup	USD	11	COP	30,000	06/17/15	1
Citigroup	USD	11	COP	30,000	06/17/15	1
Citigroup	USD	12	COP	30,000	06/17/15	1
Citigroup	USD	12	COP	30,000	06/17/15	1
Citigroup	USD	15	COP	40,000	06/17/15	2
Citigroup	USD	4	CZK	100	06/17/15	—
Citigroup	USD	8	CZK	200	06/17/15	—
Citigroup	USD	8	CZK	200	06/17/15	—
Citigroup	USD	12	CZK	300	06/17/15	1
Citigroup	USD	20	CZK	500	06/17/15	1
Citigroup	USD	20	CZK	500	06/17/15	—
Citigroup	USD	23	CZK	600	06/17/15	1
Citigroup	USD	35	CZK	900	06/17/15	1
Citigroup	USD	63	CZK	1,600	06/17/15	3
Citigroup	USD	71	CZK	1,800	06/17/15	3
Citigroup	USD	90	CZK	2,300	06/17/15	4
Citigroup	USD	90	CZK	2,300	06/17/15	4
Citigroup	USD	132	CZK	3,400	06/17/15	8
Citigroup	USD	134	CZK	3,400	06/17/15	5
Citigroup	USD	136	CZK	3,500	06/17/15	7
Citigroup	USD	141	CZK	3,600	06/17/15	6
Citigroup	USD	378	CZK	9,573	06/17/15	14

See accompanying notes which are an integral part of the financial statements.

488 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	USD		466	CZK		12,000	06/17/15	26
Citigroup	USD		519	CZK		12,927	06/17/15	10
Citigroup	USD		72,237	EUR		65,670	05/04/15	1,500
Citigroup	USD		33	EUR		31	05/06/15	2
Citigroup	USD		9	EUR		8	06/17/15	—
Citigroup	USD		10	EUR		9	06/17/15	—
Citigroup	USD		21	EUR		19	06/17/15	—
Citigroup	USD		22	EUR		20	06/17/15	1
Citigroup	USD		53	EUR		50	06/17/15	3
Citigroup	USD		61	EUR		58	06/17/15	4
Citigroup	USD		63	EUR		60	06/17/15	4
Citigroup	USD		63	EUR		57	06/17/15	—
Citigroup	USD		101	EUR		95	06/17/15	6
Citigroup	USD		149	EUR		137	06/17/15	5
Citigroup	USD		197	EUR		185	06/17/15	11
Citigroup	USD		209	EUR		192	06/17/15	7
Citigroup	USD		243	EUR		221	06/17/15	5
Citigroup	USD		326	EUR		303	06/17/15	14
Citigroup	USD		348	EUR		311	06/17/15	1
Citigroup	USD		374	EUR		337	06/17/15	5
Citigroup	USD		383	EUR		352	06/17/15	12
Citigroup	USD		714	EUR		656	06/17/15	23
Citigroup	USD		775	EUR		730	06/17/15	46
Citigroup	USD		784	EUR		738	06/17/15	45
Citigroup	USD		903	EUR		850	06/17/15	52
Citigroup	USD		1,237	EUR		1,136	06/17/15	39
Citigroup	USD		1,502	EUR		1,380	06/17/15	48
Citigroup	USD		2,540	EUR		2,358	06/17/15	109
Citigroup	USD		2,794	EUR		2,537	06/17/15	57
Citigroup	USD		3,109	EUR		2,931	06/17/15	183
Citigroup	USD		3,878	EUR		3,464	06/17/15	14
Citigroup	USD		6,420	EUR		5,840	06/17/15	141
Citigroup	USD		6,436	EUR		5,840	06/17/15	126
Citigroup	USD		6,644	EUR		5,970	06/17/15	63
Citigroup	USD		6,646	EUR		5,970	06/17/15	61
Citigroup	USD		6,646	EUR		5,970	06/17/15	61
Citigroup	USD		6,646	EUR		5,970	06/17/15	61
Citigroup	USD		6,647	EUR		5,970	06/17/15	61
Citigroup	USD		6,647	EUR		5,970	06/17/15	60
Citigroup	USD		6,664	EUR		5,970	06/17/15	43
Citigroup	USD		6,665	EUR		5,970	06/17/15	42
Citigroup	USD		6,665	EUR		5,970	06/17/15	42
Citigroup	USD		6,666	EUR		5,970	06/17/15	41
Citigroup	USD		6,666	EUR		5,970	06/17/15	41
Citigroup	USD		6,666	EUR		5,970	06/17/15	41
Citigroup	USD		6,672	EUR		5,970	06/17/15	35
Citigroup	USD		6,672	EUR		5,970	06/17/15	35
Citigroup	USD		6,672	EUR		5,970	06/17/15	35
Citigroup	USD		6,672	EUR		5,970	06/17/15	35
Citigroup	USD		6,673	EUR		5,970	06/17/15	34
Citigroup	USD		7,440	EUR		6,645	06/17/15	25
Citigroup	USD		9,730	EUR		8,940	06/17/15	314
Citigroup	USD		12,687	EUR		11,960	06/17/15	750
Citigroup	USD		12,691	EUR		11,600	06/17/15	342
Citigroup	USD		12,697	EUR		11,960	06/17/15	739
Citigroup	USD		12,716	EUR		11,960	06/17/15	721
Citigroup	USD		12,720	EUR		11,960	06/17/15	716
Citigroup	USD		12,741	EUR		11,600	06/17/15	292
Citigroup	USD		12,785	EUR		11,960	06/17/15	651
Citigroup	USD		12,825	EUR		11,600	06/17/15	208
Citigroup	USD		15,323	EUR		14,425	06/17/15	884
Citigroup	USD		15,639	EUR		14,500	06/17/15	651

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 489

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	30,674	EUR	28,850	06/17/15	1,737
Citigroup	USD	33,295	EUR	29,850	06/17/15	241
Citigroup	USD	40,142	EUR	36,540	06/17/15	910
Citigroup	USD	41,965	EUR	38,740	06/17/15	1,558
Citigroup	USD	308,046	EUR	291,796	06/17/15	19,779
Citigroup	USD	61,234	EUR	57,700	06/18/15	3,590
Citigroup	USD	26,667	EUR	25,032	07/29/15	1,473
Citigroup	USD	318	GBP	215	05/06/15	12
Citigroup	USD	1,776	GBP	1,154	05/06/15	(5)
Citigroup	USD	2	GBP	1	06/17/15	—
Citigroup	USD	3	GBP	2	06/17/15	—
Citigroup	USD	25	GBP	17	06/17/15	1
Citigroup	USD	28	GBP	19	06/17/15	1
Citigroup	USD	36	GBP	24	06/17/15	1
Citigroup	USD	42	GBP	27	06/17/15	—
Citigroup	USD	49	GBP	33	06/17/15	1
Citigroup	USD	50	GBP	34	06/17/15	2
Citigroup	USD	74	GBP	50	06/17/15	3
Citigroup	USD	90	GBP	60	06/17/15	2
Citigroup	USD	92	GBP	62	06/17/15	3
Citigroup	USD	104	GBP	70	06/17/15	3
Citigroup	USD	117	GBP	78	06/17/15	3
Citigroup	USD	117	GBP	78	06/17/15	3
Citigroup	USD	126	GBP	85	06/17/15	4
Citigroup	USD	137	GBP	93	06/17/15	6
Citigroup	USD	382	GBP	249	06/17/15	—
Citigroup	USD	500	GBP	325	06/17/15	(1)
Citigroup	USD	705	GBP	474	06/17/15	23
Citigroup	USD	783	GBP	528	06/17/15	27
Citigroup	USD	800	GBP	529	06/17/15	12
Citigroup	USD	831	GBP	546	06/17/15	7
Citigroup	USD	869	GBP	574	06/17/15	12
Citigroup	USD	887	GBP	593	06/17/15	23
Citigroup	USD	986	GBP	658	06/17/15	23
Citigroup	USD	1,083	GBP	725	06/17/15	30
Citigroup	USD	1,484	GBP	1,014	06/17/15	72
Citigroup	USD	1,762	GBP	1,147	06/17/15	(1)
Citigroup	USD	1,811	GBP	1,210	06/17/15	46
Citigroup	USD	15	HKD	119	06/17/15	—
Citigroup	USD	62	HKD	481	06/17/15	—
Citigroup	USD	94	HKD	727	06/17/15	—
Citigroup	USD	276	HKD	2,136	06/17/15	—
Citigroup	USD	4	HUF	1,000	06/17/15	—
Citigroup	USD	11	HUF	3,000	06/17/15	—
Citigroup	USD	14	HUF	4,000	06/17/15	—
Citigroup	USD	53	HUF	15,000	06/17/15	2
Citigroup	USD	126	HUF	34,000	06/17/15	—
Citigroup	USD	142	HUF	41,000	06/17/15	9
Citigroup	USD	170	HUF	46,000	06/17/15	—
Citigroup	USD	301	HUF	82,291	06/17/15	3
Citigroup	USD	997	HUF	275,709	06/17/15	21
Citigroup	USD	5,970	HUF	1,643,227	06/17/15	97
Citigroup	USD	5,970	HUF	1,643,211	06/17/15	97
Citigroup	USD	8	IDR	100,000	06/17/15	—
Citigroup	USD	23	IDR	300,000	06/17/15	—
Citigroup	USD	60	IDR	800,000	06/17/15	1
Citigroup	USD	76	IDR	1,000,000	06/17/15	—
Citigroup	USD	106	IDR	1,400,000	06/17/15	1
Citigroup	USD	139	IDR	1,800,000	06/17/15	(1)
Citigroup	USD	2	ILS	10	06/17/15	—
Citigroup	USD	3	ILS	10	06/17/15	—
Citigroup	USD	5	ILS	20	06/17/15	—

See accompanying notes which are an integral part of the financial statements.

490 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		5	ILS	20	06/17/15	—
Citigroup	USD		7	ILS	30	06/17/15	—
Citigroup	USD		8	ILS	30	06/17/15	—
Citigroup	USD		10	ILS	40	06/17/15	—
Citigroup	USD		18	ILS	70	06/17/15	—
Citigroup	USD		26	ILS	100	06/17/15	—
Citigroup	USD		27	ILS	110	06/17/15	1
Citigroup	USD		28	ILS	110	06/17/15	1
Citigroup	USD		35	ILS	140	06/17/15	2
Citigroup	USD		35	ILS	140	06/17/15	1
Citigroup	USD		64	ILS	250	06/17/15	1
Citigroup	USD		65	ILS	260	06/17/15	2
Citigroup	USD		79	ILS	310	06/17/15	1
Citigroup	USD		89	ILS	350	06/17/15	2
Citigroup	USD		93	ILS	360	06/17/15	—
Citigroup	USD		99	ILS	390	06/17/15	2
Citigroup	USD		246	ILS	980	06/17/15	7
Citigroup	USD		5,970	ILS	23,341	06/17/15	75
Citigroup	USD		14,304	ILS	56,689	06/17/15	378
Citigroup	USD		17,940	ILS	71,349	06/17/15	539
Citigroup	USD		2,980	ILS	11,591	06/29/15	22
Citigroup	USD		2,980	ILS	11,623	06/29/15	30
Citigroup	USD		2,980	ILS	11,613	06/29/15	28
Citigroup	USD		6	INR	400	06/17/15	—
Citigroup	USD		19	INR	1,200	06/17/15	—
Citigroup	USD		221	INR	14,078	06/17/15	(2)
Citigroup	USD		231	INR	14,662	06/17/15	(3)
Citigroup	USD		271	INR	17,344	06/17/15	(1)
Citigroup	USD		295	INR	18,557	06/17/15	(6)
Citigroup	USD		295	INR	18,887	06/17/15	(1)
Citigroup	USD		296	INR	18,572	06/17/15	(6)
Citigroup	USD		296	INR	18,747	06/17/15	(4)
Citigroup	USD		368	INR	23,452	06/17/15	(2)
Citigroup	USD		11,600	INR	738,452	06/17/15	(93)
Citigroup	USD		23,360	INR	1,470,388	06/17/15	(448)
Citigroup	USD		26,680	INR	1,688,409	06/17/15	(371)
Citigroup	USD		475	INR	30,122	07/24/15	(8)
Citigroup	USD		11	JPY	1,328	05/07/15	—
Citigroup	USD		—	JPY	3	06/17/15	—
Citigroup	USD		1	JPY	173	06/17/15	—
Citigroup	USD		5	JPY	645	06/17/15	—
Citigroup	USD		8	JPY	1,005	06/17/15	—
Citigroup	USD		36	JPY	4,379	06/17/15	—
Citigroup	USD		43	JPY	5,081	06/17/15	—
Citigroup	USD		47	JPY	5,666	06/17/15	1
Citigroup	USD		50	JPY	6,000	06/17/15	1
Citigroup	USD		87	JPY	10,386	06/17/15	—
Citigroup	USD		97	JPY	11,762	06/17/15	1
Citigroup	USD		104	JPY	12,496	06/17/15	—
Citigroup	USD		140	JPY	17,079	06/17/15	3
Citigroup	USD		154	JPY	18,532	06/17/15	2
Citigroup	USD		168	JPY	20,125	06/17/15	1
Citigroup	USD		207	JPY	25,068	06/17/15	3
Citigroup	USD		208	JPY	24,898	06/17/15	1
Citigroup	USD		280	JPY	33,481	06/17/15	—
Citigroup	USD		492	JPY	59,058	06/17/15	2
Citigroup	USD		494	JPY	59,929	06/17/15	8
Citigroup	USD		542	JPY	65,644	06/17/15	8
Citigroup	USD		545	JPY	64,981	06/17/15	(1)
Citigroup	USD		545	JPY	66,127	06/17/15	9
Citigroup	USD		547	JPY	65,351	06/17/15	1
Citigroup	USD		614	JPY	74,041	06/17/15	7

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 491

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		625	JPY	75,765	06/17/15	10
Citigroup	USD		631	JPY	75,283	06/17/15	(1)
Citigroup	USD		719	JPY	86,627	06/17/15	7
Citigroup	USD		785	JPY	93,903	06/17/15	2
Citigroup	USD		1,081	JPY	130,769	06/17/15	14
Citigroup	USD		1,227	JPY	149,197	06/17/15	23
Citigroup	USD		1,231	JPY	147,223	06/17/15	3
Citigroup	USD		1,238	JPY	150,402	06/17/15	22
Citigroup	USD		4,640	JPY	550,104	06/17/15	(31)
Citigroup	USD		5,840	JPY	695,135	06/17/15	(16)
Citigroup	USD		5,840	JPY	697,790	06/17/15	7
Citigroup	USD		11,600	JPY	1,371,589	06/17/15	(108)
Citigroup	USD		11,960	JPY	1,426,486	06/17/15	(8)
Citigroup	USD		11,960	JPY	1,429,001	06/17/15	13
Citigroup	USD		11,960	JPY	1,428,786	06/17/15	11
Citigroup	USD		14,425	JPY	1,745,962	06/17/15	204
Citigroup	USD		17,310	JPY	2,081,006	06/17/15	126
Citigroup	USD		28,850	JPY	3,493,771	06/17/15	423
Citigroup	USD		27	KRW	30,000	06/17/15	1
Citigroup	USD		27	KRW	30,000	06/17/15	—
Citigroup	USD		36	KRW	40,000	06/17/15	1
Citigroup	USD		54	KRW	60,000	06/17/15	1
Citigroup	USD		101	KRW	110,000	06/17/15	1
Citigroup	USD		111	KRW	120,000	06/17/15	—
Citigroup	USD		120	KRW	130,000	06/17/15	—
Citigroup	USD		131	KRW	140,000	06/17/15	(1)
Citigroup	USD		136	KRW	150,000	06/17/15	3
Citigroup	USD		139	KRW	156,268	06/17/15	6
Citigroup	USD		140	KRW	158,317	06/17/15	7
Citigroup	USD		140	KRW	154,684	06/17/15	3
Citigroup	USD		140	KRW	154,305	06/17/15	3
Citigroup	USD		140	KRW	156,313	06/17/15	5
Citigroup	USD		143	KRW	160,000	06/17/15	5
Citigroup	USD		153	KRW	170,000	06/17/15	5
Citigroup	USD		175	KRW	193,367	06/17/15	4
Citigroup	USD		176	KRW	199,393	06/17/15	9
Citigroup	USD		194	KRW	210,000	06/17/15	1
Citigroup	USD		205	KRW	220,000	06/17/15	(1)
Citigroup	USD		208	KRW	230,000	06/17/15	6
Citigroup	USD		230	KRW	250,000	06/17/15	2
Citigroup	USD		240	KRW	260,000	06/17/15	1
Citigroup	USD		343	KRW	387,352	06/17/15	16
Citigroup	USD		385	KRW	420,000	06/17/15	5
Citigroup	USD		425	KRW	470,000	06/17/15	10
Citigroup	USD		429	KRW	470,000	06/17/15	7
Citigroup	USD		452	KRW	500,000	06/17/15	12
Citigroup	USD		949	KRW	1,040,000	06/17/15	16
Citigroup	USD		19	MXN	300	06/17/15	—
Citigroup	USD		26	MXN	400	06/17/15	—
Citigroup	USD		26	MXN	400	06/17/15	—
Citigroup	USD		33	MXN	500	06/17/15	—
Citigroup	USD		39	MXN	600	06/17/15	—
Citigroup	USD		45	MXN	700	06/17/15	1
Citigroup	USD		46	MXN	700	06/17/15	(1)
Citigroup	USD		52	MXN	800	06/17/15	—
Citigroup	USD		92	MXN	1,400	06/17/15	(1)
Citigroup	USD		119	MXN	1,800	06/17/15	(2)
Citigroup	USD		147	MXN	2,200	06/17/15	(4)
Citigroup	USD		156	MXN	2,400	06/17/15	(1)
Citigroup	USD		212	MXN	3,300	06/17/15	3
Citigroup	USD		246	MXN	3,700	06/17/15	(6)
Citigroup	USD		293	MXN	4,400	06/17/15	(7)

See accompanying notes which are an integral part of the financial statements.

492 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		461	MXN	6,900	06/17/15	(12)
Citigroup	USD		1,532	MXN	23,100	06/17/15	(31)
Citigroup	USD		5,970	MXN	92,153	06/17/15	18
Citigroup	USD		8,970	MXN	138,447	06/17/15	27
Citigroup	USD		9,259	MXN	144,489	06/17/15	131
Citigroup	USD		15,656	MXN	240,251	06/17/15	(44)
Citigroup	USD		11	MYR	40	06/17/15	—
Citigroup	USD		33	MYR	120	06/17/15	1
Citigroup	USD		39	MYR	140	06/17/15	—
Citigroup	USD		41	MYR	150	06/17/15	1
Citigroup	USD		52	MYR	190	06/17/15	1
Citigroup	USD		53	MYR	190	06/17/15	—
Citigroup	USD		59	MYR	220	06/17/15	2
Citigroup	USD		62	MYR	220	06/17/15	—
Citigroup	USD		63	MYR	230	06/17/15	1
Citigroup	USD		74	MYR	270	06/17/15	1
Citigroup	USD		76	MYR	270	06/17/15	—
Citigroup	USD		96	MYR	350	06/17/15	2
Citigroup	USD		129	MYR	470	06/17/15	2
Citigroup	USD		137	MYR	500	06/17/15	2
Citigroup	USD		216	MYR	790	06/17/15	5
Citigroup	USD		62	NOK	473	06/17/15	1
Citigroup	USD		64	NOK	503	06/17/15	2
Citigroup	USD		66	NOK	514	06/17/15	2
Citigroup	USD		81	NOK	668	06/17/15	7
Citigroup	USD		86	NOK	672	06/17/15	4
Citigroup	USD		324	NOK	2,543	06/17/15	13
Citigroup	USD		361	NOK	2,857	06/17/15	18
Citigroup	USD		393	NOK	3,074	06/17/15	15
Citigroup	USD		435	NOK	3,350	06/17/15	10
Citigroup	USD		500	NOK	4,047	06/17/15	37
Citigroup	USD		544	NOK	4,159	06/17/15	7
Citigroup	USD		596	NOK	4,674	06/17/15	24
Citigroup	USD		605	NOK	4,823	06/17/15	34
Citigroup	USD		697	NOK	5,385	06/17/15	17
Citigroup	USD		2,431	NOK	18,777	06/17/15	59
Citigroup	USD		11,033	NZD	14,328	05/01/15	(97)
Citigroup	USD		2	NZD	3	06/17/15	—
Citigroup	USD		71	NZD	95	06/17/15	1
Citigroup	USD		217	NZD	291	06/17/15	4
Citigroup	USD		251	NZD	334	06/17/15	3
Citigroup	USD		268	NZD	356	06/17/15	3
Citigroup	USD		285	NZD	375	06/17/15	—
Citigroup	USD		291	NZD	387	06/17/15	3
Citigroup	USD		305	NZD	408	06/17/15	5
Citigroup	USD		490	NZD	646	06/17/15	1
Citigroup	USD		504	NZD	664	06/17/15	1
Citigroup	USD		528	NZD	691	06/17/15	(3)
Citigroup	USD		637	NZD	832	06/17/15	(5)
Citigroup	USD		721	NZD	991	06/17/15	32
Citigroup	USD		793	NZD	1,035	06/17/15	(7)
Citigroup	USD		873	NZD	1,208	06/17/15	45
Citigroup	USD		999	NZD	1,336	06/17/15	17
Citigroup	USD		1,044	NZD	1,455	06/17/15	62
Citigroup	USD		1,157	NZD	1,559	06/17/15	28
Citigroup	USD		1,545	NZD	2,065	06/17/15	24
Citigroup	USD		1,550	NZD	2,146	06/17/15	80
Citigroup	USD		2,744	NZD	3,657	06/17/15	35
Citigroup	USD		4,486	NZD	5,980	06/17/15	59
Citigroup	USD		4,488	NZD	5,980	06/17/15	57
Citigroup	USD		6,768	NZD	8,970	06/17/15	49
Citigroup	USD		8,106	NZD	10,728	06/17/15	47

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 493

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	USD		5,960	PEN		18,795	06/17/15	3
Citigroup	USD		8,940	PEN		28,188	06/17/15	3
Citigroup	USD		2	PHP		100	06/17/15	—
Citigroup	USD		25	PHP		1,100	06/17/15	—
Citigroup	USD		27	PHP		1,200	06/17/15	—
Citigroup	USD		45	PHP		2,000	06/17/15	—
Citigroup	USD		63	PHP		2,800	06/17/15	—
Citigroup	USD		67	PHP		3,000	06/17/15	—
Citigroup	USD		69	PHP		3,100	06/17/15	—
Citigroup	USD		91	PHP		4,000	06/17/15	(1)
Citigroup	USD		222	PHP		9,900	06/17/15	—
Citigroup	USD		474	PHP		20,964	06/17/15	(5)
Citigroup	USD		479	PHP		21,203	06/17/15	(4)
Citigroup	USD		704	PHP		31,133	06/17/15	(7)
Citigroup	USD		3	PLN		10	06/17/15	—
Citigroup	USD		3	PLN		10	06/17/15	—
Citigroup	USD		16	PLN		60	06/17/15	1
Citigroup	USD		16	PLN		60	06/17/15	—
Citigroup	USD		18	PLN		70	06/17/15	1
Citigroup	USD		24	PLN		90	06/17/15	1
Citigroup	USD		45	PLN		170	06/17/15	2
Citigroup	USD		49	PLN		190	06/17/15	3
Citigroup	USD		51	PLN		190	06/17/15	2
Citigroup	USD		59	PLN		230	06/17/15	5
Citigroup	USD		61	PLN		230	06/17/15	3
Citigroup	USD		63	PLN		230	06/17/15	1
Citigroup	USD		64	PLN		250	06/17/15	6
Citigroup	USD		79	PLN		300	06/17/15	4
Citigroup	USD		83	PLN		310	06/17/15	3
Citigroup	USD		85	PLN		320	06/17/15	3
Citigroup	USD		87	PLN		329	06/17/15	4
Citigroup	USD		94	PLN		351	06/17/15	3
Citigroup	USD		95	PLN		350	06/17/15	2
Citigroup	USD		102	PLN		400	06/17/15	9
Citigroup	USD		110	PLN		430	06/17/15	9
Citigroup	USD		112	PLN		420	06/17/15	4
Citigroup	USD		134	PLN		500	06/17/15	4
Citigroup	USD		191	PLN		710	06/17/15	6
Citigroup	USD		674	PLN		2,560	06/17/15	36
Citigroup	USD		1,102	RUB		58,497	05/12/15	31
Citigroup	USD		1,102	RUB		58,556	05/12/15	32
Citigroup	USD		1,102	RUB		58,597	05/12/15	33
Citigroup	USD		1,102	RUB		58,428	05/12/15	30
Citigroup	USD		1,102	RUB		58,425	05/12/15	30
Citigroup	USD		1,102	RUB		58,415	05/12/15	29
Citigroup	USD		1,102	RUB		58,516	05/12/15	31
Citigroup	USD		1,102	RUB		58,474	05/12/15	31
Citigroup	USD		1,102	RUB		58,511	05/12/15	31
Citigroup	USD		1,102	RUB		58,501	05/12/15	31
Citigroup	USD		1,102	RUB		58,672	05/12/15	34
Citigroup	USD		1,102	RUB		58,510	05/12/15	31
Citigroup	USD		1,102	RUB		58,453	05/12/15	30
Citigroup	USD		1,196	RUB		63,476	05/12/15	34
Citigroup	USD		1,196	RUB		65,126	05/12/15	66
Citigroup	USD		1,196	RUB		63,480	05/12/15	34
Citigroup	USD		1,196	RUB		63,474	05/12/15	34
Citigroup	USD		1,196	RUB		63,407	05/12/15	32
Citigroup	USD		1,384	RUB		75,454	05/12/15	78
Citigroup	USD		1,384	RUB		75,393	05/12/15	76
Citigroup	USD		1,384	RUB		75,428	05/12/15	77
Citigroup	USD		1,384	RUB		75,423	05/12/15	77
Citigroup	USD		1,384	RUB		75,432	05/12/15	77

See accompanying notes which are an integral part of the financial statements.

494 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		1,384	RUB	75,442	05/12/15	77
Citigroup	USD		1,384	RUB	75,251	05/12/15	74
Citigroup	USD		1,384	RUB	75,411	05/12/15	77
Citigroup	USD		1,384	RUB	75,453	05/12/15	78
Citigroup	USD		1,730	RUB	94,268	05/12/15	96
Citigroup	USD		3,460	RUB	188,501	05/12/15	192
Citigroup	USD		5,511	RUB	292,159	05/12/15	149
Citigroup	USD		6,920	RUB	376,793	05/12/15	379
Citigroup	USD		6,920	RUB	376,212	05/12/15	368
Citigroup	USD		1,192	RUB	60,336	06/17/15	(39)
Citigroup	USD		1,192	RUB	60,362	06/17/15	(38)
Citigroup	USD		7,748	RUB	392,824	06/17/15	(240)
Citigroup	USD		45	SEK	387	06/17/15	1
Citigroup	USD		53	SEK	461	06/17/15	2
Citigroup	USD		103	SEK	886	06/17/15	4
Citigroup	USD		189	SEK	1,611	06/17/15	4
Citigroup	USD		222	SEK	1,878	06/17/15	4
Citigroup	USD		253	SEK	2,198	06/17/15	11
Citigroup	USD		341	SEK	2,939	06/17/15	12
Citigroup	USD		619	SEK	5,153	06/17/15	—
Citigroup	USD		633	SEK	5,288	06/17/15	2
Citigroup	USD		703	SEK	5,938	06/17/15	10
Citigroup	USD		721	SEK	6,011	06/17/15	1
Citigroup	USD		1,228	SEK	10,609	06/17/15	47
Citigroup	USD		6,385	SEK	52,769	06/17/15	(48)
Citigroup	USD		22	SGD	30	06/17/15	1
Citigroup	USD		22	SGD	30	06/17/15	1
Citigroup	USD		29	SGD	40	06/17/15	1
Citigroup	USD		36	SGD	50	06/17/15	2
Citigroup	USD		44	SGD	60	06/17/15	1
Citigroup	USD		51	SGD	70	06/17/15	2
Citigroup	USD		58	SGD	80	06/17/15	3
Citigroup	USD		58	SGD	80	06/17/15	3
Citigroup	USD		72	SGD	100	06/17/15	4
Citigroup	USD		73	SGD	100	06/17/15	3
Citigroup	USD		88	SGD	120	06/17/15	3
Citigroup	USD		88	SGD	120	06/17/15	2
Citigroup	USD		125	SGD	170	06/17/15	4
Citigroup	USD		137	SGD	190	06/17/15	6
Citigroup	USD		162	SGD	220	06/17/15	4
Citigroup	USD		163	SGD	220	06/17/15	3
Citigroup	USD		171	SGD	230	06/17/15	2
Citigroup	USD		213	SGD	290	06/17/15	6
Citigroup	USD		272	SGD	370	06/17/15	7
Citigroup	USD		297	SGD	400	06/17/15	5
Citigroup	USD		311	SGD	420	06/17/15	7
Citigroup	USD		312	SGD	420	06/17/15	6
Citigroup	USD		353	SGD	470	06/17/15	2
Citigroup	USD		356	SGD	470	06/17/15	(1)
Citigroup	USD		391	SGD	520	06/17/15	2
Citigroup	USD		407	SGD	550	06/17/15	9
Citigroup	USD		457	SGD	620	06/17/15	12
Citigroup	USD		1,230	SGD	1,680	06/17/15	39
Citigroup	USD		3,576	SGD	4,848	06/17/15	85
Citigroup	USD		5,980	SGD	8,140	06/17/15	167
Citigroup	USD		5,980	SGD	8,141	06/17/15	167
Citigroup	USD		5,980	SGD	8,141	06/17/15	168
Citigroup	USD		11,960	SGD	16,280	06/17/15	334
Citigroup	USD		2,384	TRY	6,388	05/05/15	5
Citigroup	USD		56	TRY	150	06/17/15	(1)
Citigroup	USD		83	TRY	220	06/17/15	(2)
Citigroup	USD		86	TRY	230	06/17/15	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 495

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Citigroup	USD		5,980	TRY	15,783	06/17/15	(150)
Citigroup	USD		5,980	TRY	16,214	06/17/15	9
Citigroup	USD		5,980	TRY	16,246	06/17/15	21
Citigroup	USD		10,500	TRY	27,101	06/17/15	(489)
Citigroup	USD		11,960	TRY	31,605	06/17/15	(285)
Citigroup	USD		3	TWD	100	06/17/15	—
Citigroup	USD		19	TWD	600	06/17/15	1
Citigroup	USD		20	TWD	600	06/17/15	—
Citigroup	USD		22	TWD	700	06/17/15	1
Citigroup	USD		26	TWD	800	06/17/15	—
Citigroup	USD		26	TWD	800	06/17/15	—
Citigroup	USD		29	TWD	900	06/17/15	1
Citigroup	USD		32	TWD	1,000	06/17/15	1
Citigroup	USD		32	TWD	1,000	06/17/15	—
Citigroup	USD		35	TWD	1,100	06/17/15	1
Citigroup	USD		45	TWD	1,400	06/17/15	1
Citigroup	USD		78	TWD	2,400	06/17/15	1
Citigroup	USD		86	TWD	2,700	06/17/15	3
Citigroup	USD		92	TWD	2,900	06/17/15	3
Citigroup	USD		92	TWD	2,900	06/17/15	2
Citigroup	USD		113	TWD	3,500	06/17/15	1
Citigroup	USD		115	TWD	3,600	06/17/15	2
Citigroup	USD		126	TWD	3,900	06/17/15	2
Citigroup	USD		138	TWD	4,300	06/17/15	3
Citigroup	USD		139	TWD	4,300	06/17/15	1
Citigroup	USD		147	TWD	4,600	06/17/15	3
Citigroup	USD		148	TWD	4,600	06/17/15	3
Citigroup	USD		151	TWD	4,700	06/17/15	3
Citigroup	USD		154	TWD	4,800	06/17/15	3
Citigroup	USD		156	TWD	4,900	06/17/15	4
Citigroup	USD		156	TWD	4,900	06/17/15	4
Citigroup	USD		159	TWD	5,000	06/17/15	4
Citigroup	USD		169	TWD	5,300	06/17/15	4
Citigroup	USD		701	TWD	22,000	06/17/15	17
Citigroup	USD		880	TWD	27,400	06/17/15	15
Citigroup	USD		11,920	TWD	370,831	06/17/15	191
Citigroup	USD		25	ZAR	300	06/17/15	—
Citigroup	USD		25	ZAR	300	06/17/15	—
Citigroup	USD		25	ZAR	300	06/17/15	—
Citigroup	USD		75	ZAR	900	06/17/15	—
Citigroup	USD		92	ZAR	1,100	06/17/15	—
Citigroup	USD		116	ZAR	1,400	06/17/15	1
Citigroup	USD		119	ZAR	1,400	06/17/15	(2)
Citigroup	USD		175	ZAR	2,100	06/17/15	—
Citigroup	USD		288	ZAR	3,590	06/17/15	12
Citigroup	USD		337	ZAR	4,039	06/17/15	—
Citigroup	USD		337	ZAR	4,047	06/17/15	1
Citigroup	USD		403	ZAR	4,824	06/17/15	—
Citigroup	USD		684	ZAR	8,300	06/17/15	8
Citigroup	USD		4,186	ZAR	51,134	06/17/15	82
Citigroup	USD		5,364	ZAR	65,247	06/17/15	82
Citigroup	USD		5,960	ZAR	71,915	06/17/15	43
Citigroup	USD		11,960	ZAR	142,808	06/17/15	(40)
Citigroup	AUD		82	USD	63	06/17/15	(2)
Citigroup	AUD		108	USD	82	06/17/15	(4)
Citigroup	AUD		160	USD	122	06/17/15	(4)
Citigroup	AUD		178	USD	137	06/17/15	(3)
Citigroup	AUD		234	USD	181	06/17/15	(3)
Citigroup	AUD		248	USD	188	06/17/15	(7)
Citigroup	AUD		320	USD	246	06/17/15	(7)
Citigroup	AUD		531	USD	402	06/17/15	(17)
Citigroup	AUD		563	USD	426	06/17/15	(19)

See accompanying notes which are an integral part of the financial statements.

496 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	AUD	609	USD	460	06/17/15	(20)
Citigroup	AUD	839	USD	641	06/17/15	(22)
Citigroup	AUD	1,465	USD	1,121	06/17/15	(36)
Citigroup	AUD	2,628	USD	2,012	06/17/15	(63)
Citigroup	AUD	5,453	USD	4,177	06/17/15	(128)
Citigroup	AUD	5,960	USD	4,644	06/17/15	(61)
Citigroup	AUD	5,960	USD	4,594	06/17/15	(111)
Citigroup	AUD	5,970	USD	4,732	06/17/15	19
Citigroup	AUD	5,980	USD	4,505	06/17/15	(216)
Citigroup	AUD	5,980	USD	4,590	06/17/15	(131)
Citigroup	AUD	7,347	USD	5,546	06/17/15	(254)
Citigroup	AUD	47,840	USD	36,554	06/17/15	(1,212)
Citigroup	BRL	6,027	USD	2,055	05/13/15	60
Citigroup	BRL	10	USD	3	06/17/15	—
Citigroup	BRL	20	USD	6	06/17/15	—
Citigroup	BRL	70	USD	24	06/17/15	1
Citigroup	BRL	90	USD	27	06/17/15	(2)
Citigroup	BRL	130	USD	44	06/17/15	1
Citigroup	BRL	210	USD	72	06/17/15	3
Citigroup	BRL	330	USD	103	06/17/15	(5)
Citigroup	BRL	490	USD	156	06/17/15	(4)
Citigroup	BRL	3,830	USD	1,202	06/17/15	(50)
Citigroup	BRL	18,850	USD	5,800	06/17/15	(365)
Citigroup	BRL	19,012	USD	5,800	06/17/15	(417)
Citigroup	BRL	27,680	USD	8,655	06/17/15	(397)
Citigroup	BRL	6,593	USD	2,030	07/06/15	(113)
Citigroup	BRL	15,162	USD	4,795	02/16/16	192
Citigroup	CAD	52	USD	41	06/17/15	(2)
Citigroup	CAD	53	USD	42	06/17/15	(2)
Citigroup	CAD	58	USD	46	06/17/15	(2)
Citigroup	CAD	88	USD	70	06/17/15	(3)
Citigroup	CAD	113	USD	90	06/17/15	(4)
Citigroup	CAD	120	USD	95	06/17/15	(4)
Citigroup	CAD	153	USD	121	06/17/15	(6)
Citigroup	CAD	173	USD	137	06/17/15	(6)
Citigroup	CAD	178	USD	140	06/17/15	(7)
Citigroup	CAD	180	USD	142	06/17/15	(8)
Citigroup	CAD	183	USD	144	06/17/15	(8)
Citigroup	CAD	282	USD	223	06/17/15	(11)
Citigroup	CAD	294	USD	231	06/17/15	(13)
Citigroup	CAD	720	USD	578	06/17/15	(19)
Citigroup	CAD	1,725	USD	1,380	06/17/15	(49)
Citigroup	CAD	14,730	USD	11,680	06/17/15	(521)
Citigroup	CAD	28,556	USD	22,382	06/17/15	(1,271)
Citigroup	CHF	17,314	EUR	16,293	06/17/15	(564)
Citigroup	CHF	1	USD	1	06/17/15	—
Citigroup	CHF	1	USD	1	06/17/15	—
Citigroup	CHF	3,765	USD	3,944	06/17/15	(98)
Citigroup	CLP	2,000	USD	3	06/17/15	—
Citigroup	CLP	7,000	USD	11	06/17/15	(1)
Citigroup	CLP	106,060	USD	166	06/17/15	(6)
Citigroup	CLP	232,940	USD	373	06/17/15	(6)
Citigroup	CNH	86,781	USD	13,700	05/11/15	(270)
Citigroup	CNH	86,785	USD	13,700	05/11/15	(270)
Citigroup	CNH	694,265	USD	109,600	05/11/15	(2,160)
Citigroup	CNH	86,605	USD	13,720	05/18/15	(213)
Citigroup	CNH	259,968	USD	41,160	05/18/15	(662)
Citigroup	CNY	342,157	USD	55,000	05/11/15	(788)
Citigroup	CNY	109,087	USD	17,125	02/16/16	(348)
Citigroup	CNY	109,104	USD	17,125	02/16/16	(351)
Citigroup	CNY	109,246	USD	17,150	02/17/16	(347)
Citigroup	COP	20,000	USD	8	06/17/15	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 497

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	COP	30,000	USD	12	06/17/15	(1)
Citigroup	COP	67,905	USD	26	06/17/15	(2)
Citigroup	COP	127,905	USD	49	06/17/15	(5)
Citigroup	COP	170,248	USD	65	06/17/15	(6)
Citigroup	COP	223,942	USD	87	06/17/15	(7)
Citigroup	CZK	32,755	EUR	1,192	06/17/15	(3)
Citigroup	CZK	82,149	EUR	2,990	06/17/15	(7)
Citigroup	CZK	82,172	EUR	2,990	06/17/15	(9)
Citigroup	CZK	500	USD	20	06/17/15	—
Citigroup	CZK	1,000	USD	39	06/17/15	(2)
Citigroup	CZK	1,400	USD	56	06/17/15	(1)
Citigroup	CZK	1,900	USD	76	06/17/15	(2)
Citigroup	CZK	2,300	USD	91	06/17/15	(3)
Citigroup	CZK	2,300	USD	90	06/17/15	(4)
Citigroup	CZK	2,900	USD	113	06/17/15	(5)
Citigroup	CZK	3,400	USD	135	06/17/15	(4)
Citigroup	CZK	3,400	USD	134	06/17/15	(5)
Citigroup	CZK	8,400	USD	342	06/17/15	(1)
Citigroup	EUR	935	CHF	984	06/17/15	12
Citigroup	EUR	5,436	CHF	5,770	06/17/15	173
Citigroup	EUR	9,922	CHF	10,530	06/17/15	315
Citigroup	EUR	4,319	CZK	117,750	06/17/15	(65)
Citigroup	EUR	3,191	HUF	965,068	06/17/15	(43)
Citigroup	EUR	18,695	NOK	161,848	06/17/15	930
Citigroup	EUR	2,990	PLN	11,995	06/17/15	(64)
Citigroup	EUR	5,073	PLN	21,204	06/17/15	364
Citigroup	EUR	598	SEK	5,581	06/17/15	(3)
Citigroup	EUR	2,990	SEK	27,968	06/17/15	(1)
Citigroup	EUR	493	USD	542	05/04/15	(11)
Citigroup	EUR	57	USD	63	05/05/15	—
Citigroup	EUR	30	USD	32	06/17/15	(2)
Citigroup	EUR	63	USD	68	06/17/15	(2)
Citigroup	EUR	75	USD	81	06/17/15	(3)
Citigroup	EUR	90	USD	98	06/17/15	(3)
Citigroup	EUR	100	USD	108	06/17/15	(5)
Citigroup	EUR	111	USD	120	06/17/15	(5)
Citigroup	EUR	192	USD	207	06/17/15	(9)
Citigroup	EUR	244	USD	261	06/17/15	(13)
Citigroup	EUR	250	USD	280	06/17/15	—
Citigroup	EUR	255	USD	278	06/17/15	(9)
Citigroup	EUR	309	USD	328	06/17/15	(19)
Citigroup	EUR	334	USD	352	06/17/15	(23)
Citigroup	EUR	344	USD	377	06/17/15	(9)
Citigroup	EUR	346	USD	380	06/17/15	(9)
Citigroup	EUR	362	USD	387	06/17/15	(20)
Citigroup	EUR	468	USD	517	06/17/15	(9)
Citigroup	EUR	492	USD	529	06/17/15	(24)
Citigroup	EUR	592	USD	652	06/17/15	(13)
Citigroup	EUR	658	USD	697	06/17/15	(43)
Citigroup	EUR	691	USD	730	06/17/15	(46)
Citigroup	EUR	712	USD	771	06/17/15	(29)
Citigroup	EUR	1,099	USD	1,219	06/17/15	(16)
Citigroup	EUR	1,207	USD	1,290	06/17/15	(66)
Citigroup	EUR	1,239	USD	1,335	06/17/15	(57)
Citigroup	EUR	1,578	USD	1,699	06/17/15	(74)
Citigroup	EUR	2,197	USD	2,468	06/17/15	—
Citigroup	EUR	2,979	USD	3,342	06/17/15	(5)
Citigroup	EUR	2,980	USD	3,207	06/17/15	(141)
Citigroup	EUR	2,990	USD	3,161	06/17/15	(198)
Citigroup	EUR	3,016	USD	3,268	06/17/15	(120)
Citigroup	EUR	3,069	USD	3,240	06/17/15	(208)
Citigroup	EUR	3,319	USD	3,533	06/17/15	(196)

See accompanying notes which are an integral part of the financial statements.

498 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	EUR	3,542	USD		3,970	06/17/15	(10)
Citigroup	EUR	3,630	USD		3,987	06/17/15	(91)
Citigroup	EUR	3,938	USD		4,411	06/17/15	(13)
Citigroup	EUR	4,047	USD		4,405	06/17/15	(142)
Citigroup	EUR	5,970	USD		6,534	06/17/15	(173)
Citigroup	EUR	5,970	USD		6,582	06/17/15	(125)
Citigroup	EUR	5,970	USD		6,624	06/17/15	(83)
Citigroup	EUR	5,980	USD		6,351	06/17/15	(367)
Citigroup	EUR	5,980	USD		6,432	06/17/15	(286)
Citigroup	EUR	7,711	USD		8,196	06/17/15	(468)
Citigroup	EUR	11,600	USD		12,704	06/17/15	(328)
Citigroup	EUR	11,859	USD		12,592	06/17/15	(731)
Citigroup	EUR	11,920	USD		12,692	06/17/15	(699)
Citigroup	EUR	11,920	USD		12,847	06/17/15	(545)
Citigroup	EUR	11,960	USD		12,788	06/17/15	(649)
Citigroup	EUR	11,960	USD		12,729	06/17/15	(707)
Citigroup	EUR	11,960	USD		12,858	06/17/15	(579)
Citigroup	EUR	11,960	USD		12,857	06/17/15	(580)
Citigroup	EUR	11,960	USD		12,664	06/17/15	(773)
Citigroup	EUR	11,960	USD		12,861	06/17/15	(576)
Citigroup	EUR	11,960	USD		12,850	06/17/15	(587)
Citigroup	EUR	13,271	USD		14,186	06/17/15	(724)
Citigroup	EUR	14,425	USD		15,552	06/17/15	(654)
Citigroup	EUR	28,850	USD		31,107	06/17/15	(1,305)
Citigroup	EUR	29,000	USD		31,818	06/17/15	(763)
Citigroup	EUR	41,544	USD		44,401	06/17/15	(2,274)
Citigroup	GBP	1	USD		2	05/05/15	—
Citigroup	GBP	1,154	USD		1,776	06/02/15	5
Citigroup	GBP	5	USD		8	06/17/15	—
Citigroup	GBP	20	USD		30	06/17/15	(1)
Citigroup	GBP	48	USD		71	06/17/15	(3)
Citigroup	GBP	70	USD		104	06/17/15	(3)
Citigroup	GBP	86	USD		127	06/17/15	(5)
Citigroup	GBP	90	USD		134	06/17/15	(4)
Citigroup	GBP	93	USD		143	06/17/15	—
Citigroup	GBP	105	USD		153	06/17/15	(8)
Citigroup	GBP	113	USD		167	06/17/15	(6)
Citigroup	GBP	119	USD		181	06/17/15	(1)
Citigroup	GBP	152	USD		224	06/17/15	(9)
Citigroup	GBP	162	USD		244	06/17/15	(5)
Citigroup	GBP	170	USD		260	06/17/15	(1)
Citigroup	GBP	204	USD		314	06/17/15	1
Citigroup	GBP	206	USD		306	06/17/15	(10)
Citigroup	GBP	214	USD		320	06/17/15	(8)
Citigroup	GBP	215	USD		315	06/17/15	(15)
Citigroup	GBP	239	USD		360	06/17/15	(6)
Citigroup	GBP	239	USD		360	06/17/15	(7)
Citigroup	GBP	319	USD		485	06/17/15	(5)
Citigroup	GBP	1,255	USD		1,844	06/17/15	(82)
Citigroup	GBP	3,413	USD		5,232	06/17/15	(6)
Citigroup	HKD	2,136	USD		276	05/05/15	—
Citigroup	HKD	26	USD		3	06/17/15	—
Citigroup	HKD	75	USD		10	06/17/15	—
Citigroup	HKD	177	USD		23	06/17/15	—
Citigroup	HKD	1,150	USD		148	06/17/15	—
Citigroup	HKD	1,450	USD		187	06/17/15	—
Citigroup	HUF	979,421	EUR		3,191	06/17/15	(63)
Citigroup	HUF	1,000	USD		3	06/17/15	—
Citigroup	HUF	1,000	USD		4	06/17/15	—
Citigroup	HUF	3,000	USD		11	06/17/15	—
Citigroup	HUF	20,000	USD		71	06/17/15	(3)
Citigroup	HUF	133,000	USD		484	06/17/15	(7)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 499

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	HUF	1,629,785	USD		5,970	06/17/15	(48)
Citigroup	IDR	900,000	USD		67	06/17/15	(1)
Citigroup	IDR	1,500,000	USD		114	06/17/15	(1)
Citigroup	IDR	8,500,000	USD		636	06/17/15	(12)
Citigroup	ILS	230	USD		58	06/17/15	(2)
Citigroup	ILS	450	USD		113	06/17/15	(4)
Citigroup	ILS	500	USD		126	06/17/15	(3)
Citigroup	ILS	1,000	USD		250	06/17/15	(9)
Citigroup	ILS	1,201	USD		302	06/17/15	(9)
Citigroup	ILS	1,239	USD		310	06/17/15	(10)
Citigroup	ILS	23,340	USD		5,770	06/17/15	(275)
Citigroup	ILS	23,837	USD		5,980	06/17/15	(194)
Citigroup	ILS	32,273	USD		8,020	06/17/15	(338)
Citigroup	ILS	46,152	USD		11,720	06/17/15	(233)
Citigroup	ILS	46,573	USD		11,540	06/17/15	(522)
Citigroup	INR	100	USD		2	06/17/15	—
Citigroup	INR	200	USD		3	06/17/15	—
Citigroup	INR	1,300	USD		20	06/17/15	—
Citigroup	INR	5,000	USD		78	06/17/15	—
Citigroup	INR	5,300	USD		84	06/17/15	1
Citigroup	INR	6,800	USD		106	06/17/15	1
Citigroup	INR	8,000	USD		125	06/17/15	1
Citigroup	INR	14,700	USD		228	06/17/15	(1)
Citigroup	INR	15,400	USD		240	06/17/15	—
Citigroup	INR	16,300	USD		256	06/17/15	2
Citigroup	INR	22,400	USD		353	06/17/15	4
Citigroup	INR	32,500	USD		507	06/17/15	1
Citigroup	INR	750,126	USD		11,920	06/17/15	231
Citigroup	INR	750,248	USD		11,920	06/17/15	230
Citigroup	INR	750,344	USD		11,920	06/17/15	228
Citigroup	INR	941,855	USD		14,950	06/17/15	274
Citigroup	JPY	10	USD		—	06/17/15	—
Citigroup	JPY	27	USD		—	06/17/15	—
Citigroup	JPY	1,328	USD		11	06/17/15	—
Citigroup	JPY	4,000	USD		33	06/17/15	—
Citigroup	JPY	12,000	USD		99	06/17/15	(1)
Citigroup	JPY	27,541	USD		231	06/17/15	—
Citigroup	JPY	32,304	USD		270	06/17/15	—
Citigroup	JPY	35,041	USD		291	06/17/15	(3)
Citigroup	JPY	36,536	USD		306	06/17/15	—
Citigroup	JPY	51,517	USD		431	06/17/15	—
Citigroup	JPY	64,527	USD		537	06/17/15	(4)
Citigroup	JPY	88,944	USD		742	06/17/15	(3)
Citigroup	JPY	118,699	USD		996	06/17/15	2
Citigroup	JPY	148,894	USD		1,243	06/17/15	(4)
Citigroup	JPY	160,441	USD		1,343	06/17/15	(1)
Citigroup	JPY	163,317	USD		1,368	06/17/15	—
Citigroup	JPY	164,716	USD		1,376	06/17/15	(4)
Citigroup	JPY	169,052	USD		1,418	06/17/15	2
Citigroup	JPY	178,176	USD		1,486	06/17/15	(7)
Citigroup	JPY	197,643	USD		1,663	06/17/15	7
Citigroup	JPY	200,224	USD		1,683	06/17/15	6
Citigroup	JPY	210,811	USD		1,764	06/17/15	(2)
Citigroup	JPY	229,144	USD		1,918	06/17/15	(2)
Citigroup	JPY	275,284	USD		2,313	06/17/15	7
Citigroup	JPY	524,301	USD		4,328	06/17/15	(65)
Citigroup	JPY	695,190	USD		5,800	06/17/15	(25)
Citigroup	JPY	699,865	USD		5,770	06/17/15	(94)
Citigroup	JPY	700,210	USD		5,776	06/17/15	(91)
Citigroup	JPY	710,256	USD		5,970	06/17/15	19
Citigroup	JPY	719,973	USD		5,980	06/17/15	(52)
Citigroup	JPY	719,991	USD		5,980	06/17/15	(53)

See accompanying notes which are an integral part of the financial statements.

500 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	JPY	1,408,785	USD		11,720	06/17/15	(84)
Citigroup	JPY	1,443,830	USD		11,960	06/17/15	(137)
Citigroup	JPY	3,528,020	USD		29,085	06/17/15	(476)
Citigroup	KRW	50,000	USD		45	06/17/15	(1)
Citigroup	KRW	60,000	USD		54	06/17/15	(1)
Citigroup	KRW	100,000	USD		91	06/17/15	(2)
Citigroup	KRW	110,000	USD		101	06/17/15	(1)
Citigroup	KRW	120,000	USD		108	06/17/15	(3)
Citigroup	KRW	150,000	USD		132	06/17/15	(7)
Citigroup	KRW	150,000	USD		136	06/17/15	(3)
Citigroup	KRW	230,000	USD		203	06/17/15	(10)
Citigroup	KRW	270,000	USD		240	06/17/15	(11)
Citigroup	KRW	380,000	USD		336	06/17/15	(16)
Citigroup	KRW	410,000	USD		377	06/17/15	(3)
Citigroup	KRW	550,000	USD		485	06/17/15	(25)
Citigroup	KRW	740,000	USD		673	06/17/15	(13)
Citigroup	MXN	700	USD		46	06/17/15	—
Citigroup	MXN	700	USD		46	06/17/15	1
Citigroup	MXN	1,000	USD		65	06/17/15	—
Citigroup	MXN	1,000	USD		65	06/17/15	—
Citigroup	MXN	1,600	USD		105	06/17/15	1
Citigroup	MXN	2,600	USD		169	06/17/15	—
Citigroup	MXN	3,300	USD		214	06/17/15	—
Citigroup	MXN	3,400	USD		221	06/17/15	—
Citigroup	MXN	3,600	USD		235	06/17/15	1
Citigroup	MXN	3,800	USD		245	06/17/15	(2)
Citigroup	MXN	3,900	USD		252	06/17/15	(2)
Citigroup	MXN	4,400	USD		287	06/17/15	1
Citigroup	MXN	5,500	USD		361	06/17/15	3
Citigroup	MXN	6,118	USD		393	06/17/15	(4)
Citigroup	MXN	6,152	USD		395	06/17/15	(5)
Citigroup	MXN	6,949	USD		459	06/17/15	8
Citigroup	MXN	7,495	USD		479	06/17/15	(8)
Citigroup	MXN	10,951	USD		721	06/17/15	10
Citigroup	MXN	14,836	USD		984	06/17/15	20
Citigroup	MXN	29,165	USD		1,868	06/17/15	(27)
Citigroup	MXN	93,841	USD		6,073	06/17/15	(25)
Citigroup	MXN	137,240	USD		8,940	06/17/15	22
Citigroup	MXN	182,963	USD		11,920	06/17/15	31
Citigroup	MYR	10	USD		3	06/17/15	—
Citigroup	MYR	10	USD		3	06/17/15	—
Citigroup	MYR	30	USD		8	06/17/15	—
Citigroup	MYR	80	USD		22	06/17/15	(1)
Citigroup	MYR	200	USD		55	06/17/15	(1)
Citigroup	MYR	360	USD		97	06/17/15	(4)
Citigroup	MYR	590	USD		158	06/17/15	(7)
Citigroup	MYR	612	USD		166	06/17/15	(5)
Citigroup	MYR	616	USD		166	06/17/15	(6)
Citigroup	MYR	888	USD		238	06/17/15	(10)
Citigroup	MYR	924	USD		248	06/17/15	(10)
Citigroup	NOK	62,829	EUR		7,213	06/17/15	(462)
Citigroup	NOK	64,423	EUR		7,213	06/17/15	(885)
Citigroup	NOK	96	USD		12	06/17/15	(1)
Citigroup	NOK	129	USD		16	06/17/15	(1)
Citigroup	NOK	321	USD		40	06/17/15	(3)
Citigroup	NOK	492	USD		61	06/17/15	(4)
Citigroup	NOK	520	USD		65	06/17/15	(4)
Citigroup	NOK	1,840	USD		229	06/17/15	(15)
Citigroup	NOK	5,165	USD		669	06/17/15	(16)
Citigroup	NOK	5,804	USD		743	06/17/15	(27)
Citigroup	NOK	6,709	USD		827	06/17/15	(63)
Citigroup	NOK	7,579	USD		924	06/17/15	(81)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 501

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	NOK	7,853	USD		991	06/17/15	(51)
Citigroup	NOK	10,170	USD		1,321	06/17/15	(28)
Citigroup	NOK	12,626	USD		1,554	06/17/15	(121)
Citigroup	NOK	71,009	USD		8,970	06/17/15	(449)
Citigroup	NZD	37	USD		28	05/01/15	—
Citigroup	NZD	66	USD		49	06/17/15	(1)
Citigroup	NZD	106	USD		77	06/17/15	(3)
Citigroup	NZD	169	USD		127	06/17/15	(2)
Citigroup	NZD	175	USD		126	06/17/15	(7)
Citigroup	NZD	201	USD		153	06/17/15	1
Citigroup	NZD	232	USD		172	06/17/15	(4)
Citigroup	NZD	270	USD		198	06/17/15	(7)
Citigroup	NZD	327	USD		239	06/17/15	(10)
Citigroup	NZD	372	USD		277	06/17/15	(5)
Citigroup	NZD	404	USD		295	06/17/15	(12)
Citigroup	NZD	554	USD		400	06/17/15	(21)
Citigroup	NZD	558	USD		401	06/17/15	(23)
Citigroup	NZD	686	USD		502	06/17/15	(19)
Citigroup	NZD	687	USD		502	06/17/15	(20)
Citigroup	NZD	3,967	USD		2,968	06/17/15	(47)
Citigroup	NZD	5,960	USD		4,550	06/17/15	20
Citigroup	NZD	8,955	USD		6,886	06/17/15	80
Citigroup	NZD	11,920	USD		9,006	06/17/15	(53)
Citigroup	NZD	22,586	USD		16,594	06/17/15	(571)
Citigroup	PEN	47,242	USD		14,425	03/16/16	21
Citigroup	PHP	1,000	USD		23	06/17/15	—
Citigroup	PHP	1,400	USD		32	06/17/15	—
Citigroup	PHP	2,100	USD		47	06/17/15	—
Citigroup	PHP	2,500	USD		56	06/17/15	—
Citigroup	PHP	3,000	USD		67	06/17/15	—
Citigroup	PHP	3,000	USD		67	06/17/15	—
Citigroup	PHP	3,000	USD		68	06/17/15	—
Citigroup	PHP	3,000	USD		67	06/17/15	(1)
Citigroup	PHP	3,000	USD		67	06/17/15	(1)
Citigroup	PHP	3,000	USD		67	06/17/15	(1)
Citigroup	PHP	3,000	USD		67	06/17/15	—
Citigroup	PHP	3,000	USD		67	06/17/15	—
Citigroup	PHP	3,000	USD		67	06/17/15	—
Citigroup	PHP	3,100	USD		69	06/17/15	—
Citigroup	PHP	3,100	USD		70	06/17/15	—
Citigroup	PHP	4,200	USD		94	06/17/15	—
Citigroup	PHP	27,500	USD		622	06/17/15	7
Citigroup	PLN	30	USD		8	06/17/15	—
Citigroup	PLN	70	USD		19	06/17/15	(1)
Citigroup	PLN	150	USD		40	06/17/15	(2)
Citigroup	PLN	280	USD		75	06/17/15	(3)
Citigroup	PLN	440	USD		118	06/17/15	(4)
Citigroup	PLN	21,716	USD		5,970	06/17/15	(54)
Citigroup	PLN	21,759	USD		5,970	06/17/15	(66)
Citigroup	RUB	161,444	USD		2,930	05/12/15	(197)
Citigroup	RUB	353,401	USD		6,000	06/17/15	(755)
Citigroup	RUB	368,416	USD		5,770	06/17/15	(1,272)
Citigroup	RUB	533,253	USD		8,424	06/17/15	(1,769)
Citigroup	RUB	684,450	USD		11,680	06/17/15	(1,402)
Citigroup	RUB	1,508,874	USD		25,696	06/17/15	(3,145)
Citigroup	SEK	21,927	EUR		2,393	06/17/15	110
Citigroup	SEK	280	USD		32	06/17/15	(2)
Citigroup	SEK	305	USD		35	06/17/15	(2)
Citigroup	SEK	431	USD		50	06/17/15	(2)
Citigroup	SEK	586	USD		67	06/17/15	(3)
Citigroup	SEK	763	USD		88	06/17/15	(3)
Citigroup	SEK	775	USD		90	06/17/15	(3)

See accompanying notes which are an integral part of the financial statements.

502 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Citigroup	SEK		785	USD		91	06/17/15	(3)
Citigroup	SEK		836	USD		97	06/17/15	(3)
Citigroup	SEK		1,451	USD		167	06/17/15	(7)
Citigroup	SEK		1,856	USD		213	06/17/15	(10)
Citigroup	SEK		2,052	USD		238	06/17/15	(8)
Citigroup	SEK		2,130	USD		248	06/17/15	(8)
Citigroup	SEK		2,205	USD		256	06/17/15	(9)
Citigroup	SEK		3,069	USD		357	06/17/15	(12)
Citigroup	SEK		6,365	USD		742	06/17/15	(23)
Citigroup	SEK		7,328	USD		840	06/17/15	(40)
Citigroup	SEK		12,285	USD		1,435	06/17/15	(41)
Citigroup	SEK		16,383	USD		1,980	06/17/15	13
Citigroup	SEK		16,785	USD		1,940	06/17/15	(75)
Citigroup	SEK		18,010	USD		2,160	06/17/15	(3)
Citigroup	SEK		19,462	USD		2,282	06/17/15	(56)
Citigroup	SEK		21,306	USD		2,520	06/17/15	(38)
Citigroup	SEK		22,773	USD		2,599	06/17/15	(136)
Citigroup	SGD		8,053	USD		5,960	05/07/15	(125)
Citigroup	SGD		40	USD		29	06/17/15	(1)
Citigroup	SGD		80	USD		58	06/17/15	(2)
Citigroup	SGD		90	USD		66	06/17/15	(2)
Citigroup	SGD		130	USD		94	06/17/15	(4)
Citigroup	SGD		150	USD		110	06/17/15	(3)
Citigroup	SGD		150	USD		109	06/17/15	(4)
Citigroup	SGD		294	USD		214	06/17/15	(8)
Citigroup	SGD		295	USD		212	06/17/15	(11)
Citigroup	SGD		295	USD		212	06/17/15	(11)
Citigroup	SGD		462	USD		332	06/17/15	(17)
Citigroup	SGD		486	USD		355	06/17/15	(12)
Citigroup	SGD		487	USD		356	06/17/15	(11)
Citigroup	SGD		585	USD		427	06/17/15	(16)
Citigroup	SGD		986	USD		712	06/17/15	(33)
Citigroup	SGD		44,615	USD		32,017	06/17/15	(1,673)
Citigroup	TRY		12,981	USD		4,768	05/05/15	(88)
Citigroup	TRY		10	USD		4	06/17/15	—
Citigroup	TRY		14	USD		5	06/17/15	—
Citigroup	TRY		19	USD		7	06/17/15	—
Citigroup	TRY		22	USD		8	06/17/15	—
Citigroup	TRY		22	USD		8	06/17/15	—
Citigroup	TRY		30	USD		11	06/17/15	—
Citigroup	TRY		30	USD		11	06/17/15	—
Citigroup	TRY		32	USD		12	06/17/15	—
Citigroup	TRY		40	USD		15	06/17/15	1
Citigroup	TRY		60	USD		22	06/17/15	—
Citigroup	TRY		70	USD		27	06/17/15	1
Citigroup	TRY		70	USD		26	06/17/15	—
Citigroup	TRY		80	USD		29	06/17/15	(1)
Citigroup	TRY		90	USD		35	06/17/15	2
Citigroup	TRY		110	USD		41	06/17/15	—
Citigroup	TRY		140	USD		52	06/17/15	—
Citigroup	TRY		230	USD		87	06/17/15	2
Citigroup	TRY		300	USD		111	06/17/15	—
Citigroup	TRY		390	USD		142	06/17/15	(2)
Citigroup	TRY		780	USD		283	06/17/15	(5)
Citigroup	TRY		15,380	USD		5,800	06/17/15	119
Citigroup	TRY		16,493	USD		5,980	06/17/15	(112)
Citigroup	TRY		16,493	USD		5,980	06/17/15	(112)
Citigroup	TRY		30,135	USD		11,176	06/17/15	45
Citigroup	TRY		67,849	USD		26,359	06/17/15	1,297
Citigroup	TWD		300	USD		10	06/17/15	—
Citigroup	TWD		1,100	USD		35	06/17/15	(1)
Citigroup	TWD		1,600	USD		51	06/17/15	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 503

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	TWD	10,300	USD		332	06/17/15	(5)
Citigroup	TWD	40,500	USD		1,290	06/17/15	(33)
Citigroup	ZAR	100	USD		8	06/17/15	—
Citigroup	ZAR	100	USD		8	06/17/15	—
Citigroup	ZAR	100	USD		8	06/17/15	—
Citigroup	ZAR	100	USD		8	06/17/15	—
Citigroup	ZAR	200	USD		16	06/17/15	(1)
Citigroup	ZAR	200	USD		16	06/17/15	—
Citigroup	ZAR	200	USD		16	06/17/15	(1)
Citigroup	ZAR	500	USD		41	06/17/15	(1)
Citigroup	ZAR	600	USD		48	06/17/15	(2)
Citigroup	ZAR	700	USD		56	06/17/15	(2)
Citigroup	ZAR	900	USD		74	06/17/15	(1)
Citigroup	ZAR	900	USD		74	06/17/15	(1)
Citigroup	ZAR	900	USD		74	06/17/15	(1)
Citigroup	ZAR	1,100	USD		91	06/17/15	—
Citigroup	ZAR	1,100	USD		90	06/17/15	(2)
Citigroup	ZAR	1,400	USD		114	06/17/15	(3)
Citigroup	ZAR	1,800	USD		147	06/17/15	(3)
Citigroup	ZAR	1,900	USD		158	06/17/15	—
Citigroup	ZAR	2,100	USD		170	06/17/15	(5)
Citigroup	ZAR	4,500	USD		370	06/17/15	(6)
Citigroup	ZAR	7,700	USD		642	06/17/15	—
Citigroup	ZAR	71,349	USD		5,980	06/17/15	25
Citigroup	ZAR	73,406	USD		5,980	06/17/15	(147)
Citigroup	ZAR	249,381	USD		19,696	06/17/15	(1,120)
Credit Suisse	USD	612	AUD		802	05/06/15	23
Deutsche Bank	EUR	851	USD		897	05/06/15	(58)
Deutsche Bank	MXN	602	USD		39	06/11/15	—
Deutsche Bank	TRY	1,924	USD		722	05/29/15	7
ED&F Man Capital Markets	EUR	3,254	CZK		91,267	07/16/15	160
ED&F Man Capital Markets	RUB	117,519	USD		2,988	08/27/15	797
Goldman Sachs	USD	1,264	EUR		1,150	05/06/15	27
Goldman Sachs	USD	1,374	EUR		1,264	05/06/15	46
Goldman Sachs	USD	109	SEK		940	05/06/15	4
Goldman Sachs	AUD	137	USD		107	05/06/15	(1)
Goldman Sachs	AUD	755	USD		573	05/06/15	(25)
Goldman Sachs	EUR	203	USD		215	05/06/15	(13)
Goldman Sachs	INR	797	USD		13	05/18/15	—
Goldman Sachs	SGD	878	USD		643	06/26/15	(20)
JPMorgan Chase	USD	13,331	EUR		11,940	05/04/15	76
JPMorgan Chase	USD	33,269	EUR		29,850	05/04/15	249
JPMorgan Chase	USD	13,416	EUR		11,940	05/05/15	(9)
JPMorgan Chase	USD	26,858	EUR		23,880	05/05/15	(44)
JPMorgan Chase	USD	33,507	EUR		29,850	05/05/15	10
JPMorgan Chase	USD	4	EUR		4	05/07/15	—
JPMorgan Chase	USD	8	EUR		7	05/07/15	—
JPMorgan Chase	USD	19	EUR		17	05/07/15	1
JPMorgan Chase	USD	28	EUR		25	05/07/15	—
JPMorgan Chase	USD	44	EUR		40	05/07/15	1
JPMorgan Chase	USD	50	EUR		44	05/07/15	—
JPMorgan Chase	USD	88	EUR		77	05/07/15	(1)
JPMorgan Chase	USD	147	EUR		133	05/07/15	2
JPMorgan Chase	USD	315	EUR		297	05/07/15	18
JPMorgan Chase	USD	2,032	EUR		1,792	05/07/15	(20)
JPMorgan Chase	USD	53,531	EUR		47,760	05/11/15	100
JPMorgan Chase	USD	66,814	EUR		59,700	05/11/15	225
JPMorgan Chase	USD	85	GBP		55	06/02/15	—
JPMorgan Chase	USD	6,896	NZD		8,955	05/01/15	(61)
JPMorgan Chase	USD	17,640	NZD		23,283	06/17/15	55
JPMorgan Chase	EUR	2,985	SEK		27,789	06/17/15	(32)
JPMorgan Chase	EUR	345	TRY		1,032	05/29/15	(7)

See accompanying notes which are an integral part of the financial statements.

504 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
JPMorgan Chase	EUR	47,760	USD		53,527	05/04/15	(101)
JPMorgan Chase	EUR	59,700	USD		66,808	05/04/15	(226)
JPMorgan Chase	EUR	2	USD		2	05/07/15	—
JPMorgan Chase	EUR	23	USD		25	05/07/15	(1)
JPMorgan Chase	EUR	44	USD		50	05/07/15	1
JPMorgan Chase	EUR	57	USD		62	05/07/15	(2)
JPMorgan Chase	EUR	58	USD		66	05/07/15	1
JPMorgan Chase	EUR	87	USD		99	05/07/15	2
JPMorgan Chase	EUR	119	USD		127	05/07/15	(7)
JPMorgan Chase	EUR	160	USD		179	05/07/15	(1)
JPMorgan Chase	EUR	283	USD		323	05/07/15	5
JPMorgan Chase	EUR	383	USD		437	05/07/15	7
JPMorgan Chase	EUR	388	USD		443	05/07/15	7
JPMorgan Chase	EUR	14,925	USD		16,619	06/17/15	(149)
JPMorgan Chase	EUR	14,925	USD		16,604	06/17/15	(164)
JPMorgan Chase	EUR	14,925	USD		16,618	06/17/15	(150)
JPMorgan Chase	EUR	14,925	USD		16,664	06/17/15	(104)
JPMorgan Chase	EUR	14,925	USD		16,658	06/17/15	(110)
JPMorgan Chase	EUR	14,925	USD		16,612	06/17/15	(156)
JPMorgan Chase	EUR	14,925	USD		16,604	06/17/15	(164)
JPMorgan Chase	EUR	14,925	USD		16,649	06/17/15	(119)
JPMorgan Chase	EUR	14,925	USD		16,646	06/17/15	(122)
JPMorgan Chase	GBP	55	USD		85	05/01/15	—
JPMorgan Chase	NZD	23,283	USD		17,720	05/01/15	(50)
JPMorgan Chase	TRY	86	USD		32	05/29/15	—
Morgan Stanley	USD	3,536	EUR		3,236	05/06/15	97
Morgan Stanley	EUR	3,236	USD		3,538	06/02/15	(97)
Morgan Stanley	TWD	435,560	USD		13,740	08/25/15	(497)
Standard Chartered	GBP	1,369	USD		2,025	05/06/15	(77)
State Street	USD	96	EUR		90	05/28/15	5
State Street	USD	165	EUR		147	06/15/15	—
State Street	USD	320	EUR		300	06/15/15	17
State Street	USD	45	EUR		40	06/23/15	—
State Street	USD	100	EUR		80	06/23/15	(10)
State Street	USD	343	EUR		320	06/23/15	16
State Street	USD	696	EUR		610	06/23/15	(11)
State Street	USD	50	EUR		40	06/24/15	(5)
State Street	USD	1,629	EUR		1,380	06/24/15	(78)
State Street	USD	11	EUR		10	06/25/15	—
State Street	USD	11	EUR		10	06/25/15	—
State Street	USD	21	EUR		20	06/25/15	1
State Street	USD	44	EUR		40	06/25/15	1
State Street	USD	128	EUR		120	06/25/15	6
State Street	USD	184	EUR		170	06/25/15	7
State Street	USD	201	EUR		190	06/25/15	13
State Street	USD	217	EUR		190	06/25/15	(4)
State Street	USD	226	EUR		200	06/25/15	(1)
State Street	USD	328	EUR		290	06/25/15	(2)
State Street	USD	330	EUR		290	06/25/15	(4)
State Street	USD	354	EUR		310	06/25/15	(5)
State Street	USD	22	EUR		20	08/18/15	1
State Street	USD	75	EUR		70	08/18/15	3
State Street	USD	86	EUR		80	08/18/15	4
State Street	USD	11	EUR		10	08/19/15	1
State Street	USD	22	EUR		20	08/19/15	1
State Street	USD	42	EUR		40	08/19/15	3
State Street	USD	43	EUR		40	08/19/15	2
State Street	USD	54	EUR		50	08/19/15	2
State Street	USD	65	EUR		60	08/19/15	3
State Street	USD	65	EUR		60	08/19/15	2
State Street	USD	74	EUR		70	08/19/15	5
State Street	USD	86	EUR		80	08/19/15	4

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 505

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	86	EUR	80	08/19/15	4
State Street	USD	128	EUR	120	08/19/15	7
State Street	USD	175	EUR	160	08/19/15	5
State Street	USD	258	EUR	240	08/19/15	12
State Street	USD	642	GBP	416	06/17/15	(4)
State Street	USD	45	GBP	30	08/18/15	1
State Street	USD	74	GBP	50	08/18/15	3
State Street	USD	77	GBP	50	08/18/15	—
State Street	USD	44	GBP	30	08/19/15	2
State Street	USD	45	GBP	30	08/19/15	1
State Street	USD	76	GBP	50	08/19/15	—
State Street	USD	119	GBP	80	08/19/15	4
State Street	USD	123	GBP	80	08/19/15	—
State Street	USD	4,000	JPY	477,960	05/20/15	3
State Street	USD	5,000	JPY	599,226	05/20/15	19
State Street	EUR	147	USD	166	05/04/15	—
State Street	EUR	90	USD	96	05/28/15	(5)
State Street	EUR	78	USD	84	06/15/15	(4)
State Street	EUR	79	USD	86	06/15/15	(2)
State Street	EUR	345	USD	379	06/15/15	(8)
State Street	EUR	790	USD	839	06/15/15	(49)
State Street	EUR	800	USD	847	06/17/15	(52)
State Street	EUR	10	USD	11	06/23/15	(1)
State Street	EUR	30	USD	31	06/23/15	(2)
State Street	EUR	50	USD	58	06/23/15	2
State Street	EUR	70	USD	85	06/23/15	7
State Street	EUR	80	USD	99	06/23/15	9
State Street	EUR	1,120	USD	1,405	06/23/15	145
State Street	EUR	70	USD	86	06/24/15	8
State Street	EUR	1,350	USD	1,693	06/24/15	175
State Street	EUR	30	USD	35	06/25/15	1
State Street	EUR	40	USD	42	06/25/15	(3)
State Street	EUR	40	USD	45	06/25/15	1
State Street	EUR	40	USD	43	06/25/15	(2)
State Street	EUR	40	USD	43	06/25/15	(1)
State Street	EUR	70	USD	73	06/25/15	(5)
State Street	EUR	390	USD	445	06/25/15	7
State Street	EUR	950	USD	1,191	06/25/15	123
State Street	EUR	1,430	USD	1,688	06/25/15	81
State Street	EUR	170	USD	183	08/18/15	(8)
State Street	EUR	20	USD	22	08/19/15	(1)
State Street	EUR	30	USD	34	08/19/15	—
State Street	EUR	980	USD	1,112	08/19/15	10
State Street	EUR	540	USD	582	08/20/15	(26)
State Street	GBP	112	USD	166	06/15/15	(6)
State Street	GBP	125	USD	185	06/15/15	(7)
State Street	GBP	330	USD	490	06/15/15	(16)
State Street	GBP	327	USD	484	06/17/15	(18)
State Street	GBP	801	USD	1,195	06/17/15	(33)
State Street	GBP	2,100	USD	3,100	06/17/15	(123)
State Street	GBP	10	USD	15	08/18/15	—
State Street	GBP	50	USD	77	08/18/15	—
State Street	GBP	200	USD	305	08/18/15	(2)
State Street	GBP	10	USD	15	08/19/15	—
State Street	GBP	30	USD	46	08/19/15	—
State Street	GBP	50	USD	74	08/19/15	(2)
State Street	GBP	80	USD	123	08/19/15	—
State Street	GBP	330	USD	503	08/19/15	(3)
State Street	JPY	108,659	USD	899	05/20/15	(11)
State Street	JPY	145,149	USD	1,201	05/20/15	(14)
State Street	JPY	4,366,844	USD	36,728	05/20/15	150
UBS	USD	9,945	EUR	9,048	05/06/15	215

See accompanying notes which are an integral part of the financial statements.

506 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
UBS	USD	628	INR		39,753	07/24/15	(12)
UBS	INR	1,430	USD		22	06/26/15	—
UBS	MYR	1,767	USD		474	06/26/15	(19)
UBS	NZD	2,204	USD		1,677	05/06/15	(5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts)(å)							11,545

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Bank of America	CNY	400	3.200%	Three Month China Repo Rate	03/04/20	2
Bank of America	CNY	900	3.200%	Three Month China Repo Rate	03/06/20	4
Citigroup	NOK	125,000	Six Month NIBOR	2.035%	01/14/17	(230)
Citigroup	MXN	43,000	6.630%	Mexico Interbank 28 Day Deposit Rate	12/18/23	130
Citigroup	CAD	100	Canadian Dealer Offer Rate	3.500%	06/20/44	(18)
Credit Suisse	MXN	8,100	5.610%	Mexico Interbank 28 Day Deposit Rate	07/07/21	—
Credit Suisse	MXN	5,200	5.430%	Mexico Interbank 28 Day Deposit Rate	11/17/21	(5)
Credit Suisse	GBP	1,400	Six Month LIBOR	3.000%	03/21/23	(80)
Credit Suisse	USD	2,200	3.000%	Three Month LIBOR	03/21/23	51
Credit Suisse	USD	3,100	Three Month LIBOR	2.000%	06/19/23	(25)
Credit Suisse	JPY	40,000	Six Month LIBOR	1.000%	09/18/23	(16)
Credit Suisse	JPY	342,000	Six Month LIBOR	1.500%	06/19/28	(291)
Credit Suisse	GBP	400	Six Month LIBOR	3.750%	09/18/43	(79)
JPMorgan Chase	NZD	73,300	3.778%	Three Month BBR	09/03/15	35
JPMorgan Chase	NZD	208,000	3.710%	NZD-BBR-FRA	04/21/16	425
JPMorgan Chase	MXN	914,000	5.400%	Mexico Interbank 28 Day Deposit Rate	10/11/17	117
JPMorgan Chase	INR	458,000	6.903%	Six Month MIBOR	01/09/20	(65)
JPMorgan Chase	INR	1,430,000	6.425%	Six Month MIBOR	01/20/20	(603)
JPMorgan Chase	CNY	900	3.200%	Three Month China Repo Rate	03/06/20	4
JPMorgan Chase	CNY	2,100	3.200%	Three Month China Repo Rate	03/06/20	6
JPMorgan Chase	MXN	40,000	6.535%	Mexico Interbank 28 Day Deposit Rate	01/10/24	103
			Mexico Interbank 28 Day
JPMorgan Chase	MXN	80,000	Deposit Rate	6.130%	05/27/24	(30)
Morgan Stanley	GBP	500	Six Month LIBOR	3.758%	09/18/43	(99)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $115 (å)						(664)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
ACCOR	JPMorgan Chase	0.609%	EUR	500	1.000%	12/20/19	11
ACCOR	JPMorgan Chase	0.671%	EUR	1,000	1.000%	12/20/19	22
Adecco S.A.	JPMorgan Chase	0.362%	EUR	2,000	(1.000%)	12/20/19	(69)
Adecco S.A.	JPMorgan Chase	0.362%	EUR	2,000	1.000%	12/20/19	69
Advanced Micro Devices, Inc.	JPMorgan Chase	7.856%	USD	500	5.000%	12/20/19	(50)
Akzo Nobel N.V.	JPMorgan Chase	0.390%	EUR	1,000	1.000%	03/20/20	35
Alcoa, Inc.	JPMorgan Chase	1.433%	USD	1,000	(1.000%)	12/20/19	18
Alcoa, Inc.	JPMorgan Chase	1.651%	USD	1,000	(1.000%)	06/20/20	30
American Axle & Manufacturing, Inc.	JPMorgan Chase	2.097%	USD	500	5.000%	06/20/20	73
American Education Services	JPMorgan Chase	1.745%	USD	500	(5.000%)	12/20/19	(74)
American Electric Power Co. Inc.	JPMorgan Chase	0.222%	USD	1,000	(1.000%)	12/20/19	(37)
Amkor Technology, Inc.	JPMorgan Chase	2.944%	USD	1,000	(5.000%)	12/20/19	(94)
Amkor Technology, Inc.	JPMorgan Chase	3.313%	USD	500	(5.000%)	06/20/20	(42)
Anglo American PLC	JPMorgan Chase	1.612%	EUR	1,000	(1.000%)	06/20/20	33
Anheuser-Busch InBev	JPMorgan Chase	0.469%	EUR	500	1.000%	12/20/19	14

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 507

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Anheuser-Busch InBev	JPMorgan Chase	0.497%	EUR	1,000	1.000%	03/20/20	29
Apache Corp.	JPMorgan Chase	0.936%	USD	1,000	(1.000%)	06/20/20	(4)
ArcelorMittal	JPMorgan Chase	2.682%	EUR	1,000	1.000%	03/20/20	(86)
Arrow Electonics, Inc.	JPMorgan Chase	0.690%	USD	1,000	(1.000%)	03/20/20	(16)
ArvinMeritor	JPMorgan Chase	2.919%	USD	1,000	5.000%	06/20/20	103
AT&T, Inc.	JPMorgan Chase	0.622%	USD	1,000	1.000%	03/20/20	19
AutoZone, Inc.	JPMorgan Chase	0.368%	USD	1,500	1.000%	06/20/20	49
Avnet, Inc.	JPMorgan Chase	0.752%	USD	1,000	(1.000%)	03/20/20	(13)
Avon Products, Inc.	JPMorgan Chase	5.428%	USD	500	(5.000%)	06/20/20	6
Avon Products, Inc.	JPMorgan Chase	5.428%	USD	500	(5.000%)	06/20/20	6
BAE Systems PLC	JPMorgan Chase	0.433%	EUR	500	1.000%	03/20/20	16
BAE Systems PLC	JPMorgan Chase	0.433%	EUR	1,000	1.000%	03/20/20	32
Barrick Gold Corp.	JPMorgan Chase	1.301%	USD	1,000	(1.000%)	12/20/19	12
Barrick Gold Corp.	JPMorgan Chase	1.301%	USD	1,000	(1.000%)	12/20/19	12
Barrick Gold Corp.	JPMorgan Chase	1.301%	USD	2,000	1.000%	12/20/19	(25)
Barrick Gold Corp.	JPMorgan Chase	1.407%	USD	1,500	(1.000%)	03/20/20	27
BASF SE	JPMorgan Chase	0.261%	EUR	2,000	(1.000%)	12/20/19	(80)
BASF SE	JPMorgan Chase	0.261%	EUR	1,000	1.000%	12/20/19	40
Bayer AG	JPMorgan Chase	0.266%	EUR	3,000	(1.000%)	12/20/19	(119)
Bayer AG	JPMorgan Chase	0.266%	EUR	2,000	1.000%	12/20/19	79
Berkshire Hathaway, Inc.	JPMorgan Chase	0.503%	USD	1,000	1.000%	09/20/19	22
Berkshire Hathaway, Inc.	JPMorgan Chase	0.568%	USD	1,000	1.000%	03/20/20	22
Best Buy Co., Inc.	JPMorgan Chase	2.148%	USD	1,000	(5.000%)	03/20/20	(136)
Best Buy Co., Inc.	JPMorgan Chase	2.285%	USD	1,000	(5.000%)	06/20/20	(135)
BHP Billiton	JPMorgan Chase	0.716%	USD	1,000	(1.000%)	06/20/20	(15)
BMW	JPMorgan Chase	0.444%	EUR	1,000	(1.000%)	06/20/20	(33)
Bombardier	JPMorgan Chase	4.577%	USD	500	5.000%	06/20/20	12
Boston Scientific Corp.	JPMorgan Chase	0.474%	USD	1,000	1.000%	06/20/20	27
Bouygues	JPMorgan Chase	0.424%	EUR	3,000	(1.000%)	12/20/19	(94)
Bouygues	JPMorgan Chase	0.424%	EUR	2,000	1.000%	12/20/19	62
BP PLC	JPMorgan Chase	0.594%	EUR	1,000	(1.000%)	06/20/20	(25)
BP PLC	JPMorgan Chase	0.594%	EUR	500	(1.000%)	06/20/20	(12)
Bristol-Myers Squibb Co.	JPMorgan Chase	0.118%	USD	3,000	(1.000%)	12/20/19	(124)
Bristol-Myers Squibb Co.	JPMorgan Chase	0.118%	USD	1,000	(1.000%)	12/20/19	(41)
Bristol-Myers Squibb Co.	JPMorgan Chase	0.118%	USD	2,000	1.000%	12/20/19	83
Brunswick	JPMorgan Chase	0.899%	USD	1,000	1.000%	12/20/19	6
Cable and Wireless Ltd.	JPMorgan Chase	1.354%	EUR	1,000	5.000%	06/20/20	210
Campbell Soup Co.	JPMorgan Chase	0.376%	USD	1,000	1.000%	12/20/19	29
Campbell Soup Co.	JPMorgan Chase	0.402%	USD	1,000	1.000%	03/20/20	30
Canadian Resources Ltd.	JPMorgan Chase	0.914%	USD	1,000	(1.000%)	06/20/20	(5)
Canadian Resources Ltd.	JPMorgan Chase	0.914%	USD	1,000	1.000%	06/20/20	5
Cardinal Health, Inc.	JPMorgan Chase	0.191%	USD	1,000	(1.000%)	12/20/19	(38)
Cardinal Health, Inc.	JPMorgan Chase	0.191%	USD	2,000	1.000%	12/20/19	76
Cardinal Health, Inc.	JPMorgan Chase	0.191%	USD	3,000	(1.000%)	12/20/19	(114)
Carlsberg Breweries A/S	JPMorgan Chase	0.757%	EUR	1,000	1.000%	03/20/20	14
Carnival Corp.	JPMorgan Chase	0.454%	USD	2,000	1.000%	03/20/20	54
Carrefour	JPMorgan Chase	0.480%	EUR	1,000	(1.000%)	06/20/20	(31)
Casino Guichard-Perrachon	JPMorgan Chase	0.956%	EUR	500	1.000%	06/20/20	2
Casino Guichard-Perrachon	JPMorgan Chase	0.956%	EUR	1,000	1.000%	06/20/20	4
CBS Corp.	JPMorgan Chase	0.553%	USD	1,000	(1.000%)	03/20/20	(22)
Centrica PLC	JPMorgan Chase	0.652%	EUR	1,000	(1.000%)	12/20/19	(19)
Centrica PLC	JPMorgan Chase	0.702%	EUR	500	(1.000%)	06/20/20	(9)
CenturyLink, Inc.	JPMorgan Chase	1.972%	USD	1,000	1.000%	03/20/20	(43)
Chesapeake Energy Corp.	JPMorgan Chase	4.015%	USD	500	5.000%	06/20/20	25
Cisco Systems, Inc.	JPMorgan Chase	0.240%	USD	1,000	(1.000%)	12/20/19	(36)
Cisco Systems, Inc.	JPMorgan Chase	0.240%	USD	1,000	1.000%	12/20/19	36
CNH Industrial N.V.	JPMorgan Chase	1.781%	EUR	500	5.000%	06/20/20	92
Comcast	JPMorgan Chase	0.274%	USD	1,000	(1.000%)	09/20/19	(32)
Comcast	JPMorgan Chase	0.310%	USD	1,000	(1.000%)	03/20/20	(34)
Compass Group PLC	JPMorgan Chase	0.253%	EUR	1,000	(1.000%)	06/20/20	(44)
ConAgra Foods, Inc.	JPMorgan Chase	0.579%	USD	1,000	1.000%	03/20/20	21

See accompanying notes which are an integral part of the financial statements.

508 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
ConAgra Foods, Inc.	JPMorgan Chase	0.579%	USD	1,000	1.000%	03/20/20	21
ConocoPhillips	JPMorgan Chase	0.384%	USD	1,000	(1.000%)	09/20/19	(28)
ConocoPhillips	JPMorgan Chase	0.384%	USD	1,000	(1.000%)	09/20/19	(28)
Constellation Energy	JPMorgan Chase	0.971%	USD	500	5.000%	06/20/20	102
Continental AG	JPMorgan Chase	0.482%	EUR	1,000	(1.000%)	06/20/20	(31)
Cooper Tire & Rubber Co.	JPMorgan Chase	1.584%	USD	500	5.000%	09/20/19	75
Cooper Tire & Rubber Co.	JPMorgan Chase	1.790%	USD	500	5.000%	03/20/20	77
CSC Holdings LLC	JPMorgan Chase	2.132%	USD	1,000	5.000%	03/20/20	137
CSX Corp.	JPMorgan Chase	0.193%	USD	1,000	(1.000%)	12/20/19	(38)
DaimlerChrysler NA Holdings	JPMorgan Chase	0.361%	EUR	3,000	(1.000%)	12/20/19	(104)
DaimlerChrysler NA Holdings	JPMorgan Chase	0.361%	EUR	2,000	1.000%	12/20/19	69
Danone	JPMorgan Chase	0.407%	EUR	1,000	1.000%	12/20/19	32
Danone	JPMorgan Chase	0.454%	EUR	500	1.000%	06/20/20	16
Darden Restaurants, Inc.	JPMorgan Chase	0.861%	USD	1,000	1.000%	03/20/20	8
Darden Restaurants, Inc.	JPMorgan Chase	0.918%	USD	1,000	1.000%	06/20/20	5
Deere & Co.	JPMorgan Chase	0.294%	USD	1,000	1.000%	03/20/20	35
Deere & Co.	JPMorgan Chase	0.294%	USD	1,000	1.000%	03/20/20	35
Deutsche Lufthansa Aktiengesellschaft	JPMorgan Chase	1.311%	EUR	1,000	1.000%	06/20/20	(16)
Deutsche Telekom AG	JPMorgan Chase	0.373%	EUR	1,000	(1.000%)	06/20/20	(37)
Dish DBS Corp.	JPMorgan Chase	2.427%	USD	500	(5.000%)	12/20/19	(58)
Dish DBS Corp.	JPMorgan Chase	2.427%	USD	500	5.000%	12/20/19	58
Dish DBS Corp.	JPMorgan Chase	2.531%	USD	1,000	5.000%	03/20/20	116
Dominion Resources, Inc.	JPMorgan Chase	0.288%	USD	1,000	(1.000%)	09/20/19	(32)
Dow Chemical Co.	JPMorgan Chase	0.610%	USD	1,000	(1.000%)	03/20/20	(20)
Dow Chemical Co.	JPMorgan Chase	0.610%	USD	500	(1.000%)	03/20/20	(10)
Dow Chemical Co.	JPMorgan Chase	0.610%	USD	1,500	1.000%	03/20/20	29
E. ON AG	JPMorgan Chase	0.595%	EUR	1,000	(1.000%)	06/20/20	(24)
E.I. DuPont de Nemours & Co.	JPMorgan Chase	0.424%	USD	1,000	1.000%	03/20/20	29
E.I. DuPont de Nemours & Co.	JPMorgan Chase	0.424%	USD	1,000	1.000%	03/20/20	29
Eastman Chemical Co.	JPMorgan Chase	0.755%	USD	1,000	(1.000%)	06/20/20	(13)
Eastman Chemical Co.	JPMorgan Chase	0.755%	USD	1,000	(1.000%)	06/20/20	(13)
Eastman Chemical Co.	JPMorgan Chase	0.755%	USD	1,000	1.000%	06/20/20	13
Electrolux	JPMorgan Chase	0.511%	EUR	1,500	(1.000%)	06/20/20	(44)
Enbridge, Inc.	JPMorgan Chase	1.398%	USD	1,000	1.000%	06/20/20	(18)
Enbridge, Inc.	JPMorgan Chase	1.398%	USD	500	1.000%	06/20/20	(9)
ERP Operating LP	JPMorgan Chase	0.399%	USD	3,000	(1.000%)	12/20/19	(85)
ERP Operating LP	JPMorgan Chase	0.399%	USD	1,000	(1.000%)	12/20/19	(28)
ERP Operating LP	JPMorgan Chase	0.399%	USD	2,500	1.000%	12/20/19	71
European Aeronautic Defence and Space Co.	JPMorgan Chase	0.449%	EUR	1,000	1.000%	03/20/20	31
European Aeronautic Defence and Space Co.	JPMorgan Chase	0.462%	EUR	500	1.000%	06/20/20	16
Exelon Corp.	JPMorgan Chase	0.458%	USD	1,000	(1.000%)	03/20/20	(27)
Experian Finance PLC	JPMorgan Chase	0.394%	EUR	1,000	(1.000%)	12/20/19	(33)
Experian Finance PLC	JPMorgan Chase	0.394%	EUR	1,500	1.000%	12/20/19	49
Experian Finance PLC	JPMorgan Chase	0.415%	EUR	1,000	1.000%	03/20/20	33
Federated Dept. Stores	JPMorgan Chase	0.495%	USD	1,000	(1.000%)	12/20/19	(24)
Federated Dept. Stores	JPMorgan Chase	0.495%	USD	500	1.000%	12/20/19	12
Federated Dept. Stores	JPMorgan Chase	0.527%	USD	1,000	(1.000%)	03/20/20	(24)
FirstEnergy Corp.	JPMorgan Chase	0.936%	USD	1,000	(1.000%)	06/20/20	(4)
FirstEnergy Corp.	JPMorgan Chase	0.936%	USD	500	(1.000%)	06/20/20	(2)
Ford Motor Co.	JPMorgan Chase	0.879%	USD	1,500	5.000%	03/20/20	300
Freeport-McMoRan Copper & Gold, Inc.	JPMorgan Chase	2.457%	USD	1,000	(1.000%)	06/20/20	68
Gas Natural SDG SA	JPMorgan Chase	0.743%	EUR	1,000	(1.000%)	03/20/20	(15)
General Motors Corp.	JPMorgan Chase	1.276%	USD	1,000	5.000%	06/20/20	186
Halliburton	JPMorgan Chase	0.376%	USD	1,000	(1.000%)	09/20/19	(28)
Halliburton	JPMorgan Chase	0.433%	USD	1,000	(1.000%)	03/20/20	(28)
HCA Healthcare	JPMorgan Chase	1.934%	USD	500	(5.000%)	12/20/19	(70)
Health Care Authority	JPMorgan Chase	2.113%	USD	1,000	(5.000%)	06/20/20	(143)
Heidel-Fin, Inc.	JPMorgan Chase	0.857%	EUR	1,000	(5.000%)	06/20/20	(242)
Hewlett-Packard	JPMorgan Chase	0.797%	USD	3,000	(1.000%)	12/20/19	(31)
Hewlett-Packard	JPMorgan Chase	0.797%	USD	1,000	1.000%	12/20/19	10
Hewlett-Packard	JPMorgan Chase	0.797%	USD	1,000	1.000%	12/20/19	10

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 509

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Honeywell International, Inc.	JPMorgan Chase	0.144%	USD	2,000	(1.000%)	12/20/19	(80)
Iberdrola SA	JPMorgan Chase	0.640%	EUR	1,000	1.000%	09/20/19	19
Iberdrola SA	JPMorgan Chase	0.750%	EUR	500	1.000%	06/20/20	8
IBM Corp.	JPMorgan Chase	0.398%	USD	1,000	1.000%	12/20/19	28
IBM Corp.	JPMorgan Chase	0.425%	USD	1,000	1.000%	03/20/20	29
Imperial Tobacco Group PLC	JPMorgan Chase	0.551%	EUR	1,500	1.000%	03/20/20	39
Ingersoll-Rand Co.	JPMorgan Chase	0.271%	USD	1,000	1.000%	12/20/19	34
Ingersoll-Rand Co.	JPMorgan Chase	0.291%	USD	1,000	1.000%	03/20/20	35
International Paper Co.	JPMorgan Chase	0.623%	USD	1,000	(1.000%)	03/20/20	(19)
Iron Mountain, Inc.	JPMorgan Chase	2.115%	USD	1,000	(5.000%)	06/20/20	(145)
ITV PLC	JPMorgan Chase	0.801%	EUR	500	5.000%	12/20/19	112
ITV PLC	JPMorgan Chase	0.842%	EUR	1,000	5.000%	03/20/20	232
Johnson Controls, Inc.	JPMorgan Chase	0.407%	USD	2,000	(1.000%)	12/20/19	(56)
K Hovnanian Homes	JPMorgan Chase	6.435%	USD	500	(5.000%)	06/20/20	28
KB Home	JPMorgan Chase	3.470%	USD	500	5.000%	06/20/20	38
Kering SA	JPMorgan Chase	0.442%	EUR	1,000	(1.000%)	09/20/19	(29)
Kering SA	JPMorgan Chase	0.442%	EUR	1,000	1.000%	09/20/19	29
Kinder Morgan Energy Partners LP	JPMorgan Chase	1.001%	USD	1,000	(1.000%)	12/20/19	(1)
Kinder Morgan Energy Partners LP	JPMorgan Chase	1.001%	USD	2,000	1.000%	12/20/19	2
Kinder Morgan Energy Partners LP	JPMorgan Chase	1.001%	USD	1,000	(1.000%)	12/20/19	(1)
Koninklijke Ahold NV	JPMorgan Chase	0.355%	EUR	5,000	(1.000%)	12/20/19	(175)
Koninklijke Ahold NV	JPMorgan Chase	0.506%	EUR	500	1.000%	12/20/19	13
Koninklijke Ahold NV	JPMorgan Chase	0.541%	EUR	1,000	1.000%	03/20/20	26
Koninklijke KPN NV	JPMorgan Chase	0.418%	EUR	1,000	(1.000%)	06/20/20	(35)
Koninklijke KPN NV	JPMorgan Chase	0.593%	EUR	1,000	(1.000%)	12/20/19	(22)
Koninklijke KPN NV	JPMorgan Chase	0.593%	EUR	1,000	1.000%	12/20/19	22
Koninklijke Philips NV	JPMorgan Chase	0.355%	EUR	4,000	1.000%	12/20/19	140
Kroger	JPMorgan Chase	0.333%	USD	1,500	(1.000%)	06/20/20	(52)
Lennar Corp.	JPMorgan Chase	1.751%	USD	1,000	5.000%	09/20/19	141
Level 3 Communications, Inc.	JPMorgan Chase	1.836%	USD	1,000	5.000%	06/20/20	158
Limited Brands, Inc.	JPMorgan Chase	1.141%	USD	1,000	1.000%	12/20/19	(5)
Linde AG	JPMorgan Chase	0.215%	EUR	1,000	(1.000%)	06/20/20	(47)
Lockheed Martin Corp.	JPMorgan Chase	0.175%	USD	1,000	(1.000%)	03/20/20	(41)
Lowe's Companies, Inc.	JPMorgan Chase	0.194%	USD	1,000	(1.000%)	03/20/20	(40)
LVMH Moët Hennessy - Louis Vuitton	JPMorgan Chase	0.261%	EUR	1,500	(1.000%)	06/20/20	(66)
Marks and Spencer PLC	JPMorgan Chase	0.836%	EUR	1,500	1.000%	06/20/20	16
Marsh & McLennan	JPMorgan Chase	0.165%	USD	2,000	(1.000%)	12/20/19	(78)
Marsh & McLennan	JPMorgan Chase	0.165%	USD	3,500	(1.000%)	12/20/19	(137)
Marsh & McLennan	JPMorgan Chase	0.165%	USD	5,000	1.000%	12/20/19	196
Marsh & McLennan	JPMorgan Chase	0.165%	USD	1,000	(1.000%)	12/20/19	(39)
McDonald's Corp.	JPMorgan Chase	0.363%	USD	1,000	1.000%	03/20/20	32
McDonald's Corp.	JPMorgan Chase	0.363%	USD	1,000	1.000%	03/20/20	32
McKesson Corp.	JPMorgan Chase	0.190%	USD	4,000	(1.000%)	12/20/19	(152)
McKesson Corp.	JPMorgan Chase	0.190%	USD	2,000	1.000%	12/20/19	76
Metro AG	JPMorgan Chase	0.894%	EUR	1,000	(1.000%)	06/20/20	(7)
Metsa Board Corp.	JPMorgan Chase	0.964%	EUR	1,000	(5.000%)	12/20/19	(213)
MGM Resorts International	JPMorgan Chase	3.095%	USD	500	5.000%	06/20/20	47
Mondelez International, Inc.	JPMorgan Chase	0.331%	USD	1,500	(1.000%)	06/20/20	(52)
Motorola Solutions, Inc.	JPMorgan Chase	0.983%	USD	2,000	(1.000%)	03/20/20	(4)
Motorola Solutions, Inc.	JPMorgan Chase	0.983%	USD	1,000	(1.000%)	03/20/20	(2)
Motorola Solutions, Inc.	JPMorgan Chase	0.983%	USD	4,000	1.000%	03/20/20	8
Nabors Industries, Inc.	JPMorgan Chase	2.629%	USD	1,000	1.000%	06/20/20	(75)
National Grid PLC	JPMorgan Chase	0.419%	EUR	1,000	(1.000%)	03/20/20	(33)
National Grid PLC	JPMorgan Chase	0.419%	EUR	1,500	1.000%	03/20/20	50
New York Times Co.	JPMorgan Chase	1.442%	USD	500	(1.000%)	06/20/20	10
New York Times Co.	JPMorgan Chase	1.442%	USD	1,500	(1.000%)	06/20/20	31
Newell Rubbermaind, Inc.	JPMorgan Chase	0.444%	USD	2,000	1.000%	03/20/20	55
Newmont Mining Corp.	JPMorgan Chase	1.109%	USD	1,000	(1.000%)	06/20/20	4
News America, Inc.	JPMorgan Chase	0.226%	USD	1,000	(1.000%)	03/20/20	(38)
Next PLC	JPMorgan Chase	0.385%	EUR	1,500	1.000%	03/20/20	53
Nokia OYJ	JPMorgan Chase	1.148%	EUR	500	(5.000%)	06/20/20	(112)

See accompanying notes which are an integral part of the financial statements.

510 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Norfolk Southern Corp.	JPMorgan Chase	0.182%	USD	1,000	(1.000%)	12/20/19	(38)
Northrop Grumman Corp.	JPMorgan Chase	0.156%	USD	1,000	(1.000%)	09/20/19	(38)
Northrop Grumman Corp.	JPMorgan Chase	0.156%	USD	1,000	(1.000%)	09/20/19	(38)
NRG Energy, Inc.	JPMorgan Chase	3.174%	USD	500	5.000%	06/20/20	45
NXP BV	JPMorgan Chase	1.190%	EUR	500	(5.000%)	06/20/20	(110)
Omnicom Group, Inc.	JPMorgan Chase	0.265%	USD	3,000	(1.000%)	12/20/19	(104)
Omnicom Group, Inc.	JPMorgan Chase	0.265%	USD	1,000	(1.000%)	12/20/19	(35)
Omnicom Group, Inc.	JPMorgan Chase	0.265%	USD	2,500	1.000%	12/20/19	86
Pearson PLC	JPMorgan Chase	0.392%	EUR	1,000	(1.000%)	06/20/20	(36)
Pernod Ricard	JPMorgan Chase	0.477%	EUR	1,000	1.000%	12/20/19	28
Pernod Ricard	JPMorgan Chase	0.530%	EUR	500	1.000%	06/20/20	14
Pfizer, Inc.	JPMorgan Chase	0.129%	USD	1,000	(1.000%)	09/20/19	(39)
PolyOne Corp.	JPMorgan Chase	1.667%	USD	1,000	5.000%	12/20/19	152
PostNL NV	JPMorgan Chase	0.576%	EUR	1,000	(1.000%)	06/20/20	(26)
Procter & Gamble	JPMorgan Chase	0.168%	USD	1,000	(1.000%)	06/20/20	(43)
Publicis Groupe	JPMorgan Chase	0.329%	EUR	1,000	(1.000%)	09/20/19	(34)
Pulte Homes	JPMorgan Chase	1.629%	USD	1,000	5.000%	06/20/20	169
Quest Diagnostics, Inc.	JPMorgan Chase	0.604%	USD	500	1.000%	09/20/19	9
Quest Diagnostics, Inc.	JPMorgan Chase	0.704%	USD	1,000	1.000%	03/20/20	15
Raytheon Co.	JPMorgan Chase	0.177%	USD	2,000	(1.000%)	03/20/20	(81)
Rentokil Initial PLC	JPMorgan Chase	0.531%	EUR	1,000	1.000%	06/20/20	28
Reynolds American	JPMorgan Chase	0.486%	USD	1,000	1.000%	03/20/20	26
Reynolds American, Inc.	JPMorgan Chase	0.486%	USD	2,000	(1.000%)	03/20/20	(51)
Reynolds American, Inc.	JPMorgan Chase	0.486%	USD	3,000	1.000%	03/20/20	77
Rite Aid Corp.	JPMorgan Chase	2.403%	USD	1,000	(5.000%)	06/20/20	(130)
Rolls-Royce PLC	JPMorgan Chase	0.464%	EUR	1,000	1.000%	06/20/20	32
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.495%	USD	500	5.000%	09/20/19	77
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.495%	USD	1,500	(5.000%)	09/20/19	(230)
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.495%	USD	2,000	5.000%	09/20/19	306
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.728%	USD	500	5.000%	03/20/20	78
Royal Dutch Shell PLC	JPMorgan Chase	0.508%	EUR	1,000	(1.000%)	06/20/20	(29)
Royal Dutch Shell PLC	JPMorgan Chase	0.508%	EUR	1,000	(1.000%)	06/20/20	(29)
Royal Dutch Shell PLC	JPMorgan Chase	0.508%	EUR	1,000	1.000%	06/20/20	29
RWE AG	JPMorgan Chase	0.660%	EUR	1,000	(1.000%)	03/20/20	(20)
Saint Gobain BV	JPMorgan Chase	0.604%	EUR	1,000	(1.000%)	06/20/20	(24)
SBC Communications, Inc.	JPMorgan Chase	0.541%	USD	1,000	1.000%	09/20/19	21
Sealed Air	JPMorgan Chase	1.669%	USD	1,000	1.000%	06/20/20	(31)
Sempra Energy	JPMorgan Chase	0.300%	USD	1,000	(1.000%)	12/20/19	(33)
Sherwin Williams Co.	JPMorgan Chase	0.201%	USD	1,000	(1.000%)	03/20/20	(39)
Simon Property Group LP	JPMorgan Chase	0.353%	USD	1,000	(1.000%)	12/20/19	(31)
Simon Property Group LP	JPMorgan Chase	0.353%	USD	1,000	(1.000%)	12/20/19	(31)
SMC Corporation of America	JPMorgan Chase	0.165%	USD	1,000	(1.000%)	09/20/19	(37)
Sodexo	JPMorgan Chase	0.348%	EUR	1,000	1.000%	12/20/19	35
Sprint Nextel Corp.	JPMorgan Chase	3.861%	USD	500	(5.000%)	03/20/20	(33)
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	1.212%	EUR	1,000	(1.000%)	09/20/19	9
Supervalu, Inc.	JPMorgan Chase	3.002%	USD	500	(5.000%)	06/20/20	(50)
Supervalu, Inc.	JPMorgan Chase	3.002%	USD	1,000	(5.000%)	06/20/20	(100)
Swedish Match AB	JPMorgan Chase	0.311%	EUR	1,000	(1.000%)	06/20/19	(33)
Swedish Match AB	JPMorgan Chase	0.311%	EUR	1,000	1.000%	06/20/19	33
Target Corp.	JPMorgan Chase	0.200%	USD	2,000	(1.000%)	03/20/20	(79)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.393%	EUR	1,000	(1.000%)	12/20/19	(33)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.393%	EUR	1,000	(1.000%)	12/20/19	(33)
Telenor ASA	JPMorgan Chase	0.322%	EUR	1,000	(1.000%)	03/20/20	(39)
TeliaSonera	JPMorgan Chase	0.341%	EUR	1,000	(1.000%)	06/20/20	(39)
Tenet Healthcare Corp.	JPMorgan Chase	3.091%	USD	2,000	(5.000%)	12/20/19	(174)
Tenet Healthcare Corp.	JPMorgan Chase	3.091%	USD	1,000	5.000%	12/20/19	87
Tenet Healthcare Corp.	JPMorgan Chase	3.091%	USD	1,000	5.000%	12/20/19	87
Tenet Healthcare Corp.	JPMorgan Chase	3.459%	USD	1,000	(5.000%)	06/20/20	(77)
Tesco PLC	JPMorgan Chase	1.566%	EUR	1,000	(1.000%)	12/20/19	27
Tesco PLC	JPMorgan Chase	1.701%	EUR	1,000	1.000%	06/20/20	(38)
The AES Corp.	JPMorgan Chase	1.745%	USD	1,000	5.000%	12/20/19	149

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 511

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
The Boeing Co.	JPMorgan Chase	0.161%	USD	2,000	(1.000%)	12/20/19	(79)
The Boeing Co.	JPMorgan Chase	0.161%	USD	2,000	(1.000%)	12/20/19	(79)
The Boeing Co.	JPMorgan Chase	0.161%	USD	5,500	1.000%	12/20/19	217
The Boeing Co.	JPMorgan Chase	0.161%	USD	3,000	(1.000%)	12/20/19	(118)
The Goodyear Tire Co.	JPMorgan Chase	1.901%	USD	1,000	5.000%	06/20/20	155
The Sherwin-Williams Co.	JPMorgan Chase	0.158%	USD	3,000	(1.000%)	06/20/19	(107)
The Sherwin-Williams Co.	JPMorgan Chase	0.158%	USD	3,000	1.000%	06/20/19	107
The Volvo Group	JPMorgan Chase	0.693%	EUR	1,000	1.000%	06/20/20	19
The Walt Disney Co.	JPMorgan Chase	0.124%	USD	2,000	(1.000%)	12/20/19	(82)
Time Warner Cable, Inc.	JPMorgan Chase	0.312%	USD	2,000	(1.000%)	12/20/19	(65)
Total SA	JPMorgan Chase	0.401%	EUR	1,000	(1.000%)	12/20/19	(32)
Tyson Foods, Inc.	JPMorgan Chase	0.625%	USD	1,500	(1.000%)	12/20/19	(27)
Unibail-Rodamco SE	JPMorgan Chase	0.515%	EUR	1,000	(1.000%)	06/20/20	(29)
Union Pacific Corp.	JPMorgan Chase	0.192%	USD	2,000	(1.000%)	06/20/20	(83)
United Health Group, Inc.	JPMorgan Chase	0.212%	USD	1,000	(1.000%)	12/20/19	(37)
United Parcel Service, Inc.	JPMorgan Chase	0.167%	USD	2,000	(1.000%)	12/20/19	(78)
United Parcel Service, Inc.	JPMorgan Chase	0.167%	USD	2,500	1.000%	12/20/19	98
United Parcel Service, Inc.	JPMorgan Chase	0.167%	USD	1,000	(1.000%)	12/20/19	(39)
United Parcel Service, Inc.	JPMorgan Chase	0.167%	USD	1,000	(1.000%)	12/20/19	(39)
United Utilities PLC	JPMorgan Chase	0.813%	EUR	1,000	1.000%	03/20/20	11
Universal Health Services, Inc.	JPMorgan Chase	1.124%	USD	500	1.000%	06/20/20	(2)
UPM-Kymmene OYJ	JPMorgan Chase	0.790%	EUR	1,500	(5.000%)	12/20/19	(335)
UPM-Kymmene OYJ	JPMorgan Chase	0.790%	EUR	500	5.000%	12/20/19	112
Valeo	JPMorgan Chase	0.442%	EUR	1,000	(1.000%)	06/20/19	(27)
Valero Energy Corp.	JPMorgan Chase	0.895%	USD	500	1.000%	06/20/20	3
Valero Energy Corp.	JPMorgan Chase	0.895%	USD	1,500	1.000%	06/20/20	10
Veolia Environment	JPMorgan Chase	0.456%	EUR	1,000	1.000%	03/20/20	31
Veolia Environment	JPMorgan Chase	0.481%	EUR	500	1.000%	06/20/20	16
Verizon Communications, Inc.	JPMorgan Chase	0.551%	USD	1,000	(1.000%)	09/20/19	(20)
Verizon Communications, Inc.	JPMorgan Chase	0.551%	USD	1,000	1.000%	09/20/19	20
Verizon Communications, Inc.	JPMorgan Chase	0.618%	USD	1,000	1.000%	03/20/20	19
Verizon Communications, Inc.	JPMorgan Chase	0.647%	USD	1,000	1.000%	06/20/20	19
Vinci	JPMorgan Chase	0.556%	EUR	1,000	(1.000%)	06/20/20	(27)
Vivendi	JPMorgan Chase	0.495%	EUR	500	1.000%	06/20/20	15
Vivendi	JPMorgan Chase	0.495%	EUR	1,000	1.000%	06/20/20	30
Volkswagen AG	JPMorgan Chase	0.506%	EUR	1,000	(1.000%)	03/20/20	(28)
Volkswagen AG	JPMorgan Chase	0.506%	EUR	1,000	1.000%	03/20/20	28
Vornado Realty LP	JPMorgan Chase	0.678%	USD	1,500	(1.000%)	03/20/20	(25)
Vornado Realty LP	JPMorgan Chase	0.678%	USD	1,000	1.000%	03/20/20	16
Vornado Realty LP	JPMorgan Chase	0.678%	USD	500	1.000%	03/20/20	8
Vulcan Materials Co.	JPMorgan Chase	0.890%	USD	500	(5.000%)	12/20/19	(95)
Vulcan Materials Co.	JPMorgan Chase	0.890%	USD	500	(5.000%)	12/20/19	(95)
Vulcan Materials Co.	JPMorgan Chase	0.890%	USD	1,000	5.000%	12/20/19	191
Vulcan Materials Co.	JPMorgan Chase	0.983%	USD	1,000	5.000%	03/20/20	195
Wal-Mart Stores, Inc.	JPMorgan Chase	0.140%	USD	4,000	(1.000%)	12/20/19	(162)
Wal-Mart Stores, Inc.	JPMorgan Chase	0.140%	USD	3,000	1.000%	12/20/19	121
Weatherford International Ltd.	JPMorgan Chase	2.612%	USD	500	1.000%	06/20/20	(37)
Whirlpool Corp.	JPMorgan Chase	0.603%	USD	1,500	(1.000%)	12/20/19	(29)
Whirlpool Corp.	JPMorgan Chase	0.696%	USD	500	(1.000%)	06/20/20	(8)
Whirlpool Corp.	JPMorgan Chase	0.696%	USD	500	1.000%	06/20/20	8
Wolters Kluwer NV	JPMorgan Chase	0.329%	EUR	1,000	(1.000%)	03/20/20	(38)
Wolters Kluwer NV	JPMorgan Chase	0.329%	EUR	2,000	1.000%	03/20/20	76
WPP GRP PLC	JPMorgan Chase	0.358%	EUR	3,000	(1.000%)	12/20/19	(104)
WPP GRP PLC	JPMorgan Chase	0.358%	EUR	2,000	1.000%	12/20/19	69
WPP GRP PLC	JPMorgan Chase	0.401%	EUR	500	(1.000%)	06/20/20	(18)
Xerox Corp.	JPMorgan Chase	1.026%	USD	1,000	1.000%	06/20/20	—
Xerox Corp.	JPMorgan Chase	1.026%	USD	1,000	1.000%	06/20/20	—
YUM! Brands, Inc.	JPMorgan Chase	0.482%	USD	1,500	1.000%	03/20/20	39
YUM! Brands, Inc.	JPMorgan Chase	0.511%	USD	500	1.000%	06/20/20	13
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($373)							(576)

See accompanying notes which are an integral part of the financial statements.

512 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	JPMorgan Chase		USD	6,000	(5.000%)	06/20/20	(474)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($399)							(474)
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($772) (å)							(1,050)

Consolidated Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$1,016	$—	$1,016	0.2
Corporate Bonds and Notes	—	32,233	—	32,233	5.3
International Debt	—	16,081	230	16,311	2.7
Loan Agreements	—	14,033	—	14,033	2.3
Mortgage-Backed Securities	—	6,944	—	6,944	1.1
Municipal Bonds	—	1,860	—	1,860	0.3
Non-US Bonds	—	8,875	—	8,875	1.4
United States Government Treasuries	—	11,928	—	11,928	2.0
Common Stocks
Consumer Discretionary	45,049	5,656	—	50,705	8.3
Consumer Staples	7,844	3,056	—	10,900	1.8
Energy	13,008	—	—	13,008	2.1
Financial Services	24,601	18,924	868	44,393	7.3
Health Care	21,401	1,336	—	22,737	3.7
Materials and Processing	13,415	5,976	—	19,391	3.2
Producer Durables	11,935	4,421	—	16,356	2.7
Technology	18,128	2,239	190	20,557	3.4
Utilities	5,067	531	—	5,598	0.9
Investments in Other Funds	3,739	—	—	3,739	0.6
Options Purchased	739	9,126	—	9,865	1.6
Certificates of Participation	—	3,900	—	3,900	0.6
Warrants & Rights	9	1,750	—	1,759	0.3
Short-Term Investments	—	209,033	308	209,341	34.3
Repurchase Agreements	—	36,357	—	36,357	6.0
Total Investments	164,935	395,275	1,596	561,806	92.1
Securities Sold Short**
Long-Term Investments	—	(8,120)	—	(8,120)	(1.3)
Common Stock	(26,303)	(5,460)	—	(31,763)	(5.2)
Investments in Other Funds	(7,269)	—	—	(7,269)	(1.2)
Other Assets and Liabilities, Net					15.6
					100.0
Other Financial Instruments
Futures Contracts	(363)	—	—	(363)	(0.1)
Options Written	(256)	(9,078)	—	(9,334)	(1.5)
Foreign Currency Exchange Contracts	(5)	11,550	—	11,545	1.9
Interest Rate Swap Contracts	—	(664)	—	(664)	(0.1)
Credit Default Swap Contracts	—	(1,050)	—	(1,050)	(0.2)

Total Other Financial Instruments*	$(624)	$758	$—	$134

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 513

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2015 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total	% of Net Assets

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

514 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate	Commodity
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$324	$—	$8,653	$797	$91
Unrealized appreciation on foreign currency exchange contracts	—	—	64,878	—	—
Variation margin on futures contracts***	373	—	—	198	1,154
Interest rate swap contracts, at fair value	—	—	—	877	—
Credit default swap contracts, at fair value	—	8,247	—	—	—
Total	$697	$8,247	$73,531	$1,872	$1,245

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts***	$573	$—	$—	$613	$902
Unrealized depreciation on foreign currency exchange contracts	—	—	53,333	—	—
Options written, at fair value	29	—	8,622	683	—
Interest rate swap contracts, at fair value	—	—	—	1,541	—
Credit default swap contracts, at fair value	—	9,297	—	—	—
Total	$602	$9,297	$61,955	$2,837	$902

* Fair value of purchased options.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
**** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 515

			Foreign
	Equity	Credit	Currency	Interest Rate Commodity
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments**	$(6,882)	$—	$4,667	$(1,397)	$—
Futures contracts	2,585	—	16	4,928	4,547
Options written	2,192	—	(6,580)	513	—
Index swap contracts	2,337	—	—	—	—
Interest rate swap contracts	—	—	—	(2,303)	—
Credit default swap contracts	—	(3,471)	—	—	—
Foreign currency-related transactions******	—	—	13,962	—	—
Total	$276	$(3,471)	$12,065	$2,109	$4,547

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$(353)	$—	$(6,350)	$(333)	$(420)
Futures contracts	1,786	—	—	(997)	(421)
Options written	19	—	6,698	320	—
Index swap contracts	(68)	—	—	—	—
Interest rate swap contracts	—	—	—	(1,766)	—
Credit default swap contracts	—	532	—	—	—
Foreign currency-related transactions****	—	—	1,882	—	—
Total	$1,384	$532	$2,230	$(2,776)	$(841)

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$9,865	$ — $	9,865
Repurchase Agreements	Repurchase agreements, at fair value	36,357	—	36,357
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	64,878	—	64,878
Futures Contracts	Variation margin on futures contracts	17,709	—	17,709
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	877	—	877
Credit Default Swap Contracts	Credit default swap contracts, at fair value	8,247	—	8,247
Total		$137,933	$ — $	137,933

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$7,433	$46	$7,387	$—
Barclays	1,806	—	487	1,319
Citigroup	62,022	2,997	—	59,025
Credit Suisse	1,096	214	825	57
Deutsche Bank	2,270	155	2,115	—
ED&F Man Capital Markets	957	—	—	957
Goldman Sachs	3,994	233	3,030	731
JPMorgan Chase	50,645	8,333	25,172	17,140
Merrill Lynch	1	—	1	—
Morgan Stanley	97	97	—	—
State Street	881	43	—	838
Toronto Dominion Bank	6,500	—	6,500	—
UBS	231	53	—	178
Total	$137,933	$12,171	$45,517	$80,245

See accompanying notes which are an integral part of the financial statements.

516 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities		Liabilities
Futures Contracts	Variation margin on futures contracts	$518	$	— $	518
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	53,333		—	53,333
Options Written Contracts	Options written, at fair value	9,334		—	9,334
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	1,541		—	1,541
Credit Default Swap Contracts	Credit default swap contracts, at fair value	9,297		—	9,297
Total		$74,023	$	— $	74,023

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$58	$46	$—	$12
Barclays	242	—	173	69
BNP Paribas	654	—	291	363
Citigroup	50,593	2,997	2,669	44,927
Credit Suisse	711	214	496	1
Deutsche Bank	155	155	—	—
Goldman Sachs	307	233	74	—
JPMorgan Chase	19,947	8,333	11,613	1
Morgan Stanley	694	97	519	78
Standard Chartered	77	—	—	77
State Street	532	43	—	489
UBS	53	53	—	—
Total	$74,023	$12,171	$15,835	$46,017

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 517

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2015
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$555,316
Investments, at fair value(>)	561,806
Cash (restricted)(a)(b)	33,317
Deposits with brokers for securities sold short	41,488
Foreign currency holdings(^)	4,478
Unrealized appreciation on foreign currency exchange contracts	64,878
Receivables:
Dividends and interest	2,076
Dividends from affiliated Russell funds	13
Investments sold	12,681
Fund shares sold	590
Variation margin on futures contracts	17,709
Prepaid expenses	5
Interest rate swap contracts, at fair value(•)	877
Credit default swap contracts, at fair value(+)	8,247
Total assets	748,165

Liabilities
Payables:
Due to custodian	7
Due to broker (c)(d)(e)(f)	9,783
Deposits owed to brokers for securities sold short	91
Investments purchased	4,699
Fund shares redeemed	1,013
Accrued fees to affiliates	900
Other accrued expenses	465
Variation margin on futures contracts	518
Dividends for securities sold short	90
Unfunded loan commitment	3
Unrealized depreciation on foreign currency exchange contracts	53,333
Options written, at fair value(x)	9,334
Securities sold short, at fair value(‡)	47,152
Interest rate swap contracts, at fair value(•)	1,541
Credit default swap contracts, at fair value(+)	9,297
Total liabilities	138,226

Net Assets	$609,939

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

518 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2015
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(13,258)
Accumulated net realized gain (loss)	(31,521)
Unrealized appreciation (depreciation) on:
Investments	6,490
Futures contracts	(363)
Options written	5,344
Interest rate swap contracts	(779)
Credit default swap contracts	(278)
Securities sold short	(1,268)
Foreign currency-related transactions	11,656
Shares of beneficial interest	625
Additional paid-in capital	633,291
Net Assets	$609,939

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.75
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.34
Class A — Net assets	$2,398,393
Class A — Shares outstanding ($.01 par value)	245,985
Net asset value per share: Class C(#)	$9.67
Class C — Net assets	$6,497,656
Class C — Shares outstanding ($.01 par value)	671,873
Net asset value per share: Class E(#)	$9.74
Class E — Net assets	$15,064,473
Class E — Shares outstanding ($.01 par value)	1,546,950
Net asset value per share: Class S(#)	$9.76
Class S — Net assets	$575,979,032
Class S — Shares outstanding ($.01 par value)	59,035,102
Net asset value per share: Class Y(#)	$9.76
Class Y — Net assets	$9,998,979
Class Y — Shares outstanding ($.01 par value)	1,024,006
Amounts in thousands
(^) Foreign currency holdings - cost	$3,827
(x) Premiums received on options written	$14,678
(+) Credit default swap contracts - premiums paid (received)	$(772)
(•) Interest rate swap contracts - premiums paid (received)	$115
(‡) Proceeds on securities sold short	$45,884
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$135,158
(a) Cash Collateral for Futures	$5,656
(b) Cash Collateral for Swaps	$27,661
(c) Due to Broker for Futures	$1,670
(d) Due to Broker for Swaps	$25
(e) Due to Broker for Forwards	$10
(f) Due to Broker for Options	$8,078

(#)     Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 519

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2015
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$2,429
Dividends from affiliated Russell funds	106
Interest	4,550
Total investment income	7,085

Expenses
Advisory fees	6,513
Administrative fees	207
Custodian fees	630
Distribution fees - Class A	3
Distribution fees - Class C	26
Transfer agent fees - Class A	3
Transfer agent fees - Class C	7
Transfer agent fees - Class E	16
Transfer agent fees - Class S	612
Transfer agent fees - Class Y	4
Professional fees	82
Registration fees	49
Shareholder servicing fees - Class C	9
Shareholder servicing fees - Class E	20
Trustees’ fees	11
Printing fees	98
Dividends from securities sold short	562
Interest expense paid on securities sold short	750
Miscellaneous	75
Expenses before reductions	9,677
Expense reductions	(213)
Net expenses	9,464
Net investment income (loss)	(2,379)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(11,053)
Futures contracts	12,076
Options written	(3,875)
Index swap contracts	(1,761)
Interest rate swap contracts	1,780
Credit default swap contracts	(3,470)
Securities sold short	3,191
Foreign currency-related transactions	7,277
Net realized gain (loss)	4,165
Net change in unrealized appreciation (depreciation) on:
Investments	(2,496)
Futures contracts	368
Options written	7,037
Index swap contracts	(68)
Interest rate swap contracts	(1,766)
Credit default swap contracts	532
Securities sold short	(2,869)
Investment matured	(28)
Foreign currency-related transactions	2,621

See accompanying notes which are an integral part of the financial statements.

520 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2015
(Unaudited)

Amounts in thousands
Net change in unrealized appreciation (depreciation)	3,331
Net realized and unrealized gain (loss)	7,496
Net Increase (Decrease) in Net Assets from Operations	$5,117

(†) The Statement of Operations is consolidated and includes the balances of Russell Cayman Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 521

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statements of Changes in Net Assets(†)

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,379)	$(969)
Net realized gain (loss)	4,165	4,681
Net change in unrealized appreciation (depreciation)	3,331	(12,607)
Net increase (decrease) in net assets from operations	5,117	(8,895)

Distributions
From net investment income
Class A	(69)	(8)
Class C	(122)	(—)**
Class E	(409)	(58)
Class S	(17,630)	(3,305)
Class Y	(8,878)	(2,375)
From net realized gain
Class A	—	(12)
Class C	—	(38)
Class E	—	(76)
Class S	—	(2,568)
Class Y	—	(1,412)
Net decrease in net assets from distributions	(27,108)	(9,852)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(330,125)	67,260
Total Net Increase (Decrease) in Net Assets	(352,116)	48,513

Net Assets
Beginning of period	962,055	913,542
End of period	$609,939	$962,055
Undistributed (overdistributed) net investment income included in net assets	$(13,258)	$16,229

**     Less than $500.
(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Russell Cayman Multi-Strategy Alternative Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

522 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	34	$334	142	$1,445
Proceeds from reinvestment of distributions	7	67	2	20
Payments for shares redeemed	(81)	(792)	(148)	(1,503)
Net increase (decrease)	(40)	(391)	(4)	(38)
Class C
Proceeds from shares sold	30	289	554	5,626
Proceeds from reinvestment of distributions	12	121	4	38
Payments for shares redeemed	(161)	(1,574)	(403)	(4,053)
Net increase (decrease)	(119)	(1,164)	155	1,611
Class E
Proceeds from shares sold	78	762	341	3,458
Proceeds from reinvestment of distributions	42	409	13	133
Payments for shares redeemed	(199)	(1,949)	(397)	(4,019)
Net increase (decrease)	(79)	(778)	(43)	(428)
Class S
Proceeds from shares sold	7,055	69,462	21,148	215,387
Proceeds from reinvestment of distributions	1,800	17,550	569	5,844
Payments for shares redeemed	(13,338)	(130,851)	(13,843)	(140,361)
Net increase (decrease)	(4,483)	(43,839)	7,874	80,870
Class Y
Proceeds from shares sold	79	779	836	8,524
Proceeds from reinvestment of distributions	909	8,878	369	3,788
Payments for shares redeemed	(29,966)	(293,610)	(2,658)	(27,067)
Net increase (decrease)	(28,978)	(283,953)	(1,453)	(14,755)
Total increase (decrease)	(33,699)	$(330,125)	6,529	$67,260

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 523

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	9.97	(.05)	.08	.03	(.25)	—
October 31, 2014	10.15	(.04)	(.06)	(.10)	(.03)	(.05)
October 31, 2013	9.95	(.06)	.26	.20	—	—
October 31, 2012	10.00	(.01)	(.04)	(.05)	—	—

Class C
April 30, 2015*	9.84	(.08)	.07	.01	(.16)	—
October 31, 2014	10.07	(.11)	(.07)	(.18)	—	(.05)
October 31, 2013	9.94	(.13)	.26	.13	—	—
October 31, 2012	10.00	(.03)	(.03)	(.06)	—	—

Class E
April 30, 2015*	9.96	(.05)	.08	.03	(.25)	—
October 31, 2014	10.15	(.04)	(.07)	(.11)	(.03)	(.05)
October 31, 2013	9.95	(.06)	.26	.20	—	—
October 31, 2012	10.00	(.01)	(.04)	(.05)	—	—

Class S
April 30, 2015*	9.99	(.04)	.09	.05	(.28)	—
October 31, 2014	10.18	(.02)	(.06)	(.08)	(.06)	(.05)
October 31, 2013	9.95	(.04)	.27	.23	—	—
October 31, 2012	10.00	—	(.05)	(.05)	—	—

Class Y
April 30, 2015*	10.02	(.03)	.08	.05	(.30)	—
October 31, 2014	10.20	—	(.05)	—	(.08)	(.05)
October 31, 2013	9.96	(.02)	.26	.24	—	—
October 31, 2012	10.00	—	(.04)	(.04)	—	—

See accompanying notes which are an integral part of the financial statements.

524 Russell Multi-Strategy Alternative Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(d)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.25)	9.75	(.02)	2,398	2.61	2.56	(1.00)	117
(.08)	9.97	(1.05)	2,850	2.31	2.25	(.39)	478
—	10.15	2.01	2,946	2.47	2.39	(.59)	316
—	9.95	(.50)	279	2.47	2.39	(.42)	97

(.16)	9.67	(.41)	6,498	3.36	3.31	(1.73)	117
(.05)	9.84	(1.85)	7,782	3.06	3.00	(1.12)	478
—	10.07	1.27	6,400	3.21	3.14	(1.33)	316
—	9.94	(.60)	1,505	3.20	3.12	(1.51)	97

(.25)	9.74	(.09)	15,065	2.61	2.56	(.98)	117
(.08)	9.96	(1.11)	16,195	2.30	2.25	(.40)	478
—	10.15	1.97	16,936	2.47	2.39	(.63)	316
—	9.95	(.50)	13,401	2.52	2.43	(.62)	97

(.28)	9.76	.08	576,002	2.36	2.31	(.73)	117
(.11)	9.99	(.88)	634,610	2.05	2.00	(.15)	478
—	10.18	2.27	566,322	2.22	2.14	(.38)	316
—	9.95	(.50)	403,576	2.23	2.15	(.18)	97

(.30)	9.77	.18	10,008	2.06	2.01	(.65)	117
(.13)	10.02	(.60)	300,618	1.85	1.80	.05	478
—	10.20	2.41	320,938	2.02	1.94	(.20)	316
—	9.96	(.40)	316,611	2.03	1.96	.14	97

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 525

Russell Investment Company
Russell Strategic Call Overwriting Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars)			Performance (5%
of investing in the Fund and to compare these costs with the		Actual	return before
ongoing costs of investing in other mutual funds. The Example		Performance	expenses)
Beginning Account Value
is based on an investment of $1,000 invested at the beginning of	November 1, 2014	$1,000.00	$1,000.00
the period and held for the entire period indicated, which for this	Ending Account Value
Fund is from November 1, 2014 to April 30, 2015.	April 30, 2015	$1,026.70	$1,019.98
	Expenses Paid During Period*	$4.87	$4.86
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 181/365 (to reflect the one-half
and actual expenses. You may use the information in this column,	year period). May reflect amounts waived and/or reimbursed. Without any
together with the amount you invested, to estimate the expenses	waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

526 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
Amount ($) or		Value			Amount ($) or	Value
	Shares	$			Shares	$
Common Stocks - 89.7%				Nike, Inc. Class B	4,257	421
Consumer Discretionary - 13.0%				Nu Skin Enterprises, Inc. Class A	284	16
21st Century Fox, Inc.(Æ)	10,120		345	Pandora Media, Inc.(Æ)	1,810	32
Abercrombie & Fitch Co. Class A	705		16	PulteGroup, Inc.	2,943	57
Advance Auto Parts, Inc.	242		35	PVH Corp.	797	82
Amazon.com, Inc.(Æ)(ì)	2,052		865	Regal Entertainment Group Class A	1,672	37
AMC Networks, Inc. Class A(Æ)	208		16	Remy International, Inc.	256	6
Ascena Retail Group, Inc.(Æ)	3,338		50	Sally Beauty Holdings, Inc.(Æ)	375	12
AutoNation, Inc.(Æ)	793		49	Scripps Networks Interactive, Inc. Class A	597	42
Best Buy Co., Inc.	2,196		76	SeaWorld Entertainment, Inc.	715	15
Cablevision Systems Corp. Class A	2,094		42	Starbucks Corp.	7,452	369
CarMax, Inc.(Æ)	2,143		146	Taylor Morrison Home Corp. Class A(Æ)	957	18
Charter Communications, Inc. Class A(Æ)	238		44	Tempur Sealy International, Inc.(Æ)	219	13
Chico's FAS, Inc.	1,305		22	Tesla Motors, Inc.(Æ)	344	78
Choice Hotels International, Inc.	141		8	Tiffany & Co.	1,156	101
Cinemark Holdings, Inc.	781		33	Time Warner, Inc.	4,934	416
Clear Channel Outdoor Holdings, Inc. Class				TJX Cos., Inc.	4,732	305
A	2,880		33	TripAdvisor, Inc.(Æ)	769	62
Comcast Corp. Class A(Æ)(ì)	14,746		852	Urban Outfitters, Inc.(Æ)	1,573	63
Costco Wholesale Corp.	2,784		398	Visteon Corp.(Æ)	226	23
Deckers Outdoor Corp.(Æ)	368		27	Wal-Mart Stores, Inc. (ì)	8,670	677
DIRECTV(Æ)	3,658		332	Walt Disney Co. (The) (ì)	9,323	1,014
Dollar General Corp.	2,083		151	Whirlpool Corp.	556	98
DR Horton, Inc.	2,712		69	Wyndham Worldwide Corp.	1,531	131
DreamWorks Animation SKG, Inc. Class						11,453
A(Æ)	725		19
DSW, Inc. Class A	958		35	Consumer Staples - 7.2%
Dunkin' Brands Group, Inc.	958		50	Altria Group, Inc. (ì)	14,066	704
eBay, Inc.(Æ)	5,552		323	Bunge, Ltd.	647	56
Expedia, Inc.	692		65	Campbell Soup Co.	2,795	125
Ford Motor Co.	21,357		337	Coca-Cola Co. (The) (ì)	10,630	431
Fortune Brands Home & Security, Inc.	621		28	Colgate-Palmolive Co.	5,464	368
Fossil Group, Inc.(Æ)	397		33	Constellation Brands, Inc. Class A	597	69
GameStop Corp. Class A	1,714		66	CVS Health Corp.	6,712	666
Gannett Co., Inc.	1,865		64	GNC Holdings, Inc. Class A	545	24
Gentex Corp.	3,254		56	Herbalife, Ltd.(Æ)	359	15
Goodyear Tire & Rubber Co. (The)	2,724		77	Hormel Foods Corp.	2,326	126
Graham Holdings Co. Class B	55		56	Keurig Green Mountain, Inc.	526	61
H&R Block, Inc.	2,631		80	Kimberly-Clark Corp.	2,584	284
Harman International Industries, Inc.	482		63	Kraft Foods Group, Inc.(Æ)	3,305	280
Hasbro, Inc.	1,340		95	Molson Coors Brewing Co. Class B	1,487	109
Home Depot, Inc. (ì)	8,950		957	Mondelez International, Inc. Class A	9,898	380
Hyatt Hotels Corp. Class A(Æ)	488		28	PepsiCo, Inc. (ì)	9,278	883
International Game Technology PLC(Æ)	482		10	Philip Morris International, Inc. (ì)	4,891	408
Interpublic Group of Cos., Inc. (The)	1,780		37	Procter & Gamble Co. (The) (ì)	13,742	1,093
JC Penney Co., Inc.(Æ)	10,549		88	Safeway, Inc.(Æ)	4,648	2
Lamar Advertising Co. Class A(ö)	451		26	Tyson Foods, Inc. Class A	2,568	101
Lear Corp.	1,030		114	Walgreens Boots Alliance, Inc.	1,585	132
Leggett & Platt, Inc.	680		29			6,317
Lennar Corp. Class A	954		44
Liberty Interactive Corp. Class A(Æ)	1,594		46	Energy - 7.6%
Liberty Ventures Class A(Æ)	226		9	Anadarko Petroleum Corp.	3,508	330
Madison Square Garden Co. (The) Class A(Æ)	323		26	Apache Corp.	2,959	202
McDonald's Corp.	5,682		549	California Resources Corp.	1,795	17
Michael Kors Holdings, Ltd.(Æ)	852		53	Cheniere Energy, Inc.(Æ)	1,236	95
Netflix, Inc.(Æ)	367		204	Chevron Corp. (ì)	9,365	1,040
Newell Rubbermaid, Inc.	1,515		58	Cobalt International Energy, Inc.(Æ)	440	5
News Corp. Class A(Æ)	1,262		20	ConocoPhillips	8,741	594
Nielsen NV	237		11	CONSOL Energy, Inc.	4,549	148

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 527

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Denbury Resources, Inc.	5,120	45	Kilroy Realty Corp.(ö)	1,430	102
EQT Corp.	2,257	203	Legg Mason, Inc.	2,165	114
Exxon Mobil Corp. (ì)	21,225	1,854	Leucadia National Corp.	2,584	61
First Solar, Inc.(Æ)	501	30	Lincoln National Corp.	2,048	116
Halliburton Co.	7,112	348	Macerich Co. (The)(ö)	665	54
Helmerich & Payne, Inc.	1,227	96	MasterCard, Inc. Class A	6,458	583
HollyFrontier Corp.	948	37	MBIA, Inc.(Æ)	504	4
Kosmos Energy, Ltd.(Æ)	1,026	10	MetLife, Inc.	6,203	318
Nabors Industries, Ltd.	4,749	79	NASDAQ OMX Group, Inc. (The)	2,333	113
Noble Corp. PLC	1,228	21	Old Republic International Corp.	1,160	18
Occidental Petroleum Corp.	4,488	359	People's United Financial, Inc.	6,651	101
Paragon Offshore PLC	409	1	Public Storage(ö)	857	161
Peabody Energy Corp.	473	2	Raymond James Financial, Inc.	1,908	108
QEP Resources, Inc.	1,612	36	Realty Income Corp.(ö)	772	36
Rowan Cos. PLC Class A	1,570	33	RenaissanceRe Holdings, Ltd.	1,137	117
Schlumberger, Ltd. (ì)	8,132	769	SEI Investments Co.	2,715	124
SM Energy Co.	785	46	Simon Property Group, Inc.(ö)	2,224	404
Superior Energy Services, Inc.	1,913	49	SL Green Realty Corp.(ö)	803	98
Tesoro Corp.	1,113	96	StanCorp Financial Group, Inc.	824	59
Ultra Petroleum Corp.(Æ)	832	14	Synovus Financial Corp.	1,170	32
Whiting Petroleum Corp.(Æ)	1,117	42	TD Ameritrade Holding Corp.	4,432	161
WPX Energy, Inc.(Æ)	2,077	29	Torchmark Corp.	2,565	144
		6,630	Total System Services, Inc.	2,598	103
			Unum Group	5,074	173
Financial Services - 16.4%			US Bancorp	9,816	421
Affiliated Managers Group, Inc.(Æ)	867	196	Visa, Inc. Class A (ì)	12,100	799
Alliance Data Systems Corp.(Æ)	375	112	Waddell & Reed Financial, Inc. Class A	2,936	145
American Express Co. (ì)	6,880	533	Weingarten Realty Investors(ö)	1,406	46
American International Group, Inc.	8,619	485	Wells Fargo & Co. (ì)	25,452	1,402
American Tower Corp. Class A(ö)	1,011	96	Weyerhaeuser Co.(ö)	3,853	121
Apartment Investment & Management Co.			WP Glimcher, Inc.(ö)	1,284	19
Class A(ö)	2,311	87	WR Berkley Corp.	1,829	90
Assurant, Inc.	1,255	77	XL Group PLC Class A	3,586	133
Bank of America Corp. (ì)	47,474	756	Zions Bancorporation	4,152	118
BankUnited, Inc.	3,208	105			14,429
Berkshire Hathaway, Inc. Class B(Æ) (ì)	9,794	1,383
CBRE Group, Inc. Class A(Æ)	2,909	112	Health Care - 12.7%
Chimera Investment Corp.(ö)	445	7	Abbott Laboratories (ì)	7,702	358
Cincinnati Financial Corp.	3,366	170	AbbVie, Inc. (ì)	7,637	494
Citigroup, Inc. (ì)	12,560	670	Actavis PLC(Æ)	408	115
Comerica, Inc.	912	43	Aetna, Inc.	1,106	118
Crown Castle International Corp.(ö)	1,126	94	Allscripts Healthcare Solutions, Inc.(Æ)	993	13
DDR Corp.(ö)	3,346	57	Amgen, Inc. (ì)	4,291	678
Duke Realty Corp.(ö)	4,212	83	Baxter International, Inc.	3,771	259
E*Trade Financial Corp.(Æ)	4,055	117	Becton Dickinson and Co.	169	24
Eaton Vance Corp.	3,867	159	Biogen, Inc.(Æ)	1,635	611
Equifax, Inc.	652	63	Bristol-Myers Squibb Co.	8,156	520
Federal Realty Investment Trust(ö)	676	90	Bruker Corp.(Æ)	746	14
Federated Investors, Inc. Class B	2,001	69	Catamaran Corp.(Æ)	762	45
Fidelity National Information Services, Inc.	1,695	106	Celgene Corp.(Æ)	568	61
First Horizon National Corp.	3,802	54	Dentsply International, Inc.	1,764	90
FNF Group	4,299	155	Eli Lilly & Co.	5,710	410
FNFV Group(Æ)	1,432	21	Express Scripts Holding Co.(Æ)	4,536	392
Genworth Financial, Inc. Class A(Æ)	4,514	40	Gilead Sciences, Inc. (ì)	7,706	775
Goldman Sachs Group, Inc. (The)	2,470	485	Halyard Health, Inc.(Æ)	323	16
Hudson City Bancorp, Inc.	5,916	55	HCA Holdings, Inc.(Æ)	842	62
Huntington Bancshares, Inc.	11,657	127	Health Net, Inc.(Æ)	409	22
Intercontinental Exchange, Inc.	514	115	Henry Schein, Inc.(Æ)	1,290	177
JPMorgan Chase & Co. (ì)	17,526	1,109	Hill-Rom Holdings, Inc.	428	21

See accompanying notes which are an integral part of the financial statements.

528 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Hospira, Inc.(Æ)	668	58	Booz Allen Hamilton Holding Corp. Class A	1,211	33
IDEXX Laboratories, Inc.(Æ)	612	77	Caterpillar, Inc.	4,132	359
Incyte Corp.(Æ)	500	49	Chicago Bridge & Iron Co.	461	22
Johnson & Johnson (ì)	14,881	1,476	Cintas Corp.	713	57
Medivation, Inc.(Æ)	424	51	Copa Holdings Class A	212	24
Medtronic PLC	7,884	587	Delta Air Lines, Inc.	3,227	144
Merck & Co., Inc. (ì)	15,711	936	Emerson Electric Co.	5,760	339
Myriad Genetics, Inc.(Æ)	401	13	Flir Systems, Inc.	1,971	61
Patterson Cos., Inc.	1,312	62	Flowserve Corp.	2,221	130
PerkinElmer, Inc.	2,078	107	GATX Corp.	511	28
Pfizer, Inc. (ì)	36,879	1,251	General Electric Co. (ì)	52,542	1,423
Regeneron Pharmaceuticals, Inc.(Æ)	412	188	Honeywell International, Inc.	5,132	518
ResMed, Inc.	905	58	IDEX Corp.	1,808	136
Sirona Dental Systems, Inc.(Æ)	468	43	IHS, Inc. Class A(Æ)	339	43
Tenet Healthcare Corp.(Æ)	1,398	67	Jacobs Engineering Group, Inc.(Æ)	2,018	87
United Therapeutics Corp.(Æ)	369	59	Joy Global, Inc.	1,124	48
UnitedHealth Group, Inc. (ì)	6,346	707	Kennametal, Inc.	1,039	37
Varian Medical Systems, Inc.(Æ)	1,286	114	L-3 Communications Holdings, Inc.	1,344	154
		11,178	Mettler-Toledo International, Inc.(Æ)	372	118
			Navistar International Corp.(Æ)	312	9
Materials and Processing - 3.2%			Oshkosh Corp.	638	34
Airgas, Inc.	844	85	Pall Corp.	1,100	107
Albemarle Corp.	1,165	70	Pitney Bowes, Inc.	2,023	45
Allegheny Technologies, Inc.	1,360	46	Quanta Services, Inc.(Æ)	1,940	56
Ball Corp.	1,447	106	Robert Half International, Inc.	1,651	92
Bemis Co., Inc.	1,486	67	Rockwell Collins, Inc.	1,531	149
Cabot Corp.	555	24	RR Donnelley & Sons Co.	1,424	27
Domtar Corp.	658	28	Ryder System, Inc.	494	47
Dow Chemical Co. (The)	6,661	340	Snap-on, Inc.	769	115
EI du Pont de Nemours & Co.	5,336	391	Southwest Airlines Co.	2,791	113
FMC Corp.	1,114	66	Teekay Corp.	526	26
Huntsman Corp.	1,323	31	Textron, Inc.	2,068	91
International Flavors & Fragrances, Inc.	520	60	TransDigm Group, Inc.	332	70
Lennox International, Inc.	551	58	Trimble Navigation, Ltd.(Æ)	1,732	44
Masco Corp.	3,011	80	Union Pacific Corp. (ì)	6,272	666
MeadWestvaco Corp.	1,933	94	United Parcel Service, Inc. Class B	5,059	509
Monsanto Co.	3,444	392	United Technologies Corp.	5,341	608
Newmont Mining Corp.	2,293	61	Waters Corp.(Æ)	1,344	168
Owens-Illinois, Inc.(Æ)	1,379	33	WESCO International, Inc.(Æ)	875	63
Packaging Corp. of America	995	69	Xylem, Inc.	2,411	89
Praxair, Inc.	1,988	242			8,725
Reliance Steel & Aluminum Co.	589	38
Royal Gold, Inc.	2,332	150	Technology - 15.6%
Sealed Air Corp.	2,145	98	3D Systems Corp.(Æ)	304	8
Steel Dynamics, Inc.	1,639	36	Akamai Technologies, Inc.(Æ)	1,200	89
Tahoe Resources, Inc.	1,578	22	Ansys, Inc.(Æ)	309	27
United States Steel Corp.	2,527	61	AOL, Inc.(Æ)	413	16
Vulcan Materials Co.	817	70	Apple, Inc. (ì)	29,269	3,663
		2,818	Avago Technologies, Ltd. Class A	839	98
			Avnet, Inc.	1,478	63
Producer Durables - 9.9%			Cadence Design Systems, Inc.(Æ)	4,432	83
3M Co. (ì)	4,400	688	Cisco Systems, Inc. (ì)	26,614	767
Accenture PLC Class A	3,500	324	Computer Sciences Corp.	949	61
AECOM(Æ)	197	6	Cree, Inc.(Æ)	943	30
AGCO Corp.	898	46	Electronic Arts, Inc.(Æ)	3,031	176
Allison Transmission Holdings, Inc. Class A	500	15	Facebook, Inc. Class A(Æ)	8,223	648
Ametek, Inc.	860	45	Fortinet, Inc.(Æ)	757	29
Avery Dennison Corp.	1,187	66	Freescale Semiconductor, Ltd.(Æ)	543	21
Boeing Co. (The)	4,507	646	Google, Inc. Class A(Æ)(ì)	1,303	715

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 529

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
	Principal			Fair			Principal			Fair
	Amount ($) or			Value			Amount ($) or			Value
	Shares			$			Shares			$
Google, Inc. Class C(Æ)(ì)		1,306		702		Jul 2015 25.00 Call (150)	USD	15	(ÿ)	14
Harris Corp.		882		71		Jul 2015 30.00 Call (180)	USD	18	(ÿ)	11
Hewlett-Packard Co.		9,771		322		Aug 2015 25.00 Call (60)	USD	6	(ÿ)	7
						Aug 2015 30.00 Call (180)	USD	18	(ÿ)	14
IAC/InterActiveCorp		410		29		May 2015 13.00 Put (1,375)	USD	138	(ÿ)	17
Informatica Corp.(Æ)		1,102		53		May 2015 20.00 Put (390)	USD	39	(ÿ)	197
Intel Corp. (ì)		12,135		395		Jun 2015 18.00 Put (110)	USD	11	(ÿ)	32
International Business Machines Corp. (ì)		3,241		555		Jun 2015 20.00 Put (120)	USD	12	(ÿ)	54
JDS Uniphase Corp.(Æ)		3,969		50		Jun 2015 22.00 Put (180)	USD	18	(ÿ)	112
						Jul 2015 18.00 Put (100)	USD	10	(ÿ)	27
Lam Research Corp.		1,621		122		Total Options Purchased
Leidos Holdings, Inc.		900		37
Linear Technology Corp.		4,274		197		(cost $572)				565
LinkedIn Corp. Class A(Æ)		183		46
Marvell Technology Group, Ltd.		1,954		27	Short	-Term Investments - 10.9%
						Russell U.S. Cash Management Fund		9,596,073	(8)	9,596
Maxim Integrated Products, Inc.		1,820		60		Total Short-Term Investments
Microchip Technology, Inc.		2,564		122
Micron Technology, Inc.(Æ)		7,807		220		(cost $9,596)				9,596
Microsoft Corp. (ì)		39,090		1,901
NetSuite, Inc.(Æ)		320		31		Total Investments 101.2%
Oracle Corp. (ì)		20,062		875		(identified cost $64,051)				89,027
QUALCOMM, Inc. (ì)		9,016		613
SBA Communications Corp. Class A(Æ)		1,097		127		Other Assets and Liabilities, Net
Seagate Technology PLC		121		7	-	(1.2%)				(1,059)
Skyworks Solutions, Inc.		674		62		Net Assets - 100.0%				87,968
Splunk, Inc.(Æ)		453		30
Teradyne, Inc.		2,531		46
Texas Instruments, Inc.		6,986		379
VeriSign, Inc.(Æ)		1,322		84
Vishay Intertechnology, Inc.		1,240		16
VMware, Inc. Class A(Æ)		362		32
Zynga, Inc. Class A(Æ)		1,760		4
				13,709

Utilities - 4.1%
AGL Resources, Inc.		769		39
Ameren Corp.		3,981		163
American Electric Power Co., Inc.		4,308		245
AT&T, Inc. (ì)		18,800		651
Calpine Corp.(Æ)		2,233		49
CMS Energy Corp.		7,106		241
Duke Energy Corp.		5,607		435
Frontier Communications Corp.		4,965		34
NiSource, Inc.		4,424		192
NRG Energy, Inc.		3,627		92
Pepco Holdings, Inc.		4,275		111
Pinnacle West Capital Corp.		2,955		181
Questar Corp.		1,644		38
SCANA Corp.		2,626		139
Verizon Communications, Inc. (ì)		18,621		939
Westar Energy, Inc. Class A		1,532		58
				3,607

Total Common Stocks
(cost $53,883)				78,866

Options Purchased - 0.6%
(Number of Contracts)
SPX Volatility Index
May 2015 21.00 Call (1,375)	USD	138	(ÿ)	65
Jun 2015 25.00 Call (150)	USD	15	(ÿ)	9
Jun 2015 30.00 Call (180)	USD	18	(ÿ)	6

See accompanying notes which are an integral part of the financial statements.

530 Russell Strategic Call Overwriting Fund

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 Index E-Mini Futures	87	USD	9,043	06/15	145
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					145

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
S&P 500 Index	Call	34	2,105.00	USD		3	05/01/15	(3)
S&P 500 Index	Call	43	2,120.00	USD		4	05/01/15	—
S&P 500 Index	Call	68	2,140.00	USD		7	05/01/15	—
S&P 500 Index	Call	43	2,125.00	USD		4	05/08/15	(10)
S&P 500 Index	Call	34	2,140.00	USD		3	05/08/15	(2)
S&P 500 Index	Call	129	2,125.00	USD		13	05/15/15	(61)
S&P 500 Index	Call	43	2,150.00	USD		4	05/22/15	(11)
SPX Volatility Index	Call	455	13.00	USD		46	05/20/15	(119)
SPX Volatility Index	Call	460	14.00	USD		46	05/20/15	(89)
SPX Volatility Index	Call	460	15.00	USD		46	05/20/15	(67)
SPX Volatility Index	Call	330	40.00	USD		33	06/17/15	(4)
SPX Volatility Index	Call	330	40.00	USD		33	07/22/15	(8)
SPX Volatility Index	Call	240	40.00	USD		24	08/19/15	(8)
SPX Volatility Index	Put	460	14.00	USD		46	05/20/15	(17)
SPX Volatility Index	Put	460	15.00	USD		46	05/20/15	(43)
Total Liability for Options Written (premiums received $613)								(442)

Transactions in options written contracts for the period ended April 30, 2015 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2014	3,165	$2,226
Opened	37,882	13,592
Closed	(37,458)	(15,205)
Outstanding April 30, 2015	3,589	$613

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$11,453	$—	$—	$11,453	13.0
Consumer Staples	6,315	—	2	6,317	7.2
Energy	6,630	—	—	6,630	7.6
Financial Services	14,429	—	—	14,429	16.4
Health Care	11,178	—	—	11,178	12.7
Materials and Processing	2,818	—	—	2,818	3.2
Producer Durables	8,725	—	—	8,725	9.9
Technology	13,709	—	—	13,709	15.6
Utilities	3,607	—	—	3,607	4.1
Options Purchased	565	—	—	565	0.6
Short-Term Investments	—	9,596	—	9,596	10.9
Total Investments	79,429	9,596	2	89,027	101.2
Other Assets and Liabilities, Net					(1.2)
					100.0

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Other Financial Instruments
Futures Contracts	145	—	—	145	0.2
Options Written	(442)	—	—	(442)	(0.5)
Total Other Financial Instruments*	$(297)	$—	$—	$(297)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

532 Russell Strategic Call Overwriting Fund

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Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$565
Variation margin on futures contracts**	145
Total	$710

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$442
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(1,095)
Futures contracts	342
Options written	(277)
Total	$(1,030)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$97
Futures contracts	4
Options written	333
Total	$434

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 533

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Russell Strategic Call Overwriting Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
Gross	Net Amounts
Amounts	of Assets
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$565	$	— $	565
Total	$565	$	— $	565

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Assets
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Goldman Sachs	$565	$	— $	565	$—
Total	$565	$	— $	565	$—

See accompanying notes which are an integral part of the financial statements.

534 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$87	$	— $	87
Options Written Contracts	Options written, at fair value	442	—	442
Total	$529	$	— $	529

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Goldman Sachs	$442	$	— $	442	$—
Morgan Stanley	87		—	87	—
Total	$529	$	— $	529	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 535

Russell Investment Company
Russell Strategic Call Overwriting Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$64,051
Investments, at fair value(>)	89,027
Cash (restricted)(a)(b)	11,350
Receivables:
Dividends and interest	71
Dividends from affiliated Russell funds	1
Investments sold	14
Fund shares sold	10
Prepaid expenses	1
Total assets	100,474

Liabilities
Payables:
Due to broker (c)	11,815
Fund shares redeemed	40
Accrued fees to affiliates	59
Other accrued expenses	63
Variation margin on futures contracts	87
Options written, at fair value(x)	442
Total liabilities	12,506

Net Assets	$87,968

See accompanying notes which are an integral part of the financial statements.

536 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$14
Accumulated net realized gain (loss)	(17,974)
Unrealized appreciation (depreciation) on:
Investments	24,976
Futures contracts	145
Options written	171
Shares of beneficial interest	80
Additional paid-in capital	80,556
Net Assets	$87,968

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$11.00
Class S — Net assets	$87,968,132
Class S — Shares outstanding ($.01 par value)	7,996,170
Amounts in thousands
(x) Premiums received on options written	$613
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$9,596
(a) Cash Collateral for Futures	$650
(b) Cash Collateral for Options	$10,700
(c) Due to Broker for Options	$11,815
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 537

Russell Investment Company
Russell Strategic Call Overwriting Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$786
Dividends from affiliated Russell funds	5
Total investment income	791

Expenses
Advisory fees	349
Administrative fees	21
Custodian fees	18
Transfer agent fees - Class S	87
Professional fees	27
Registration fees	12
Trustees’ fees	1
Printing fees	3
Miscellaneous	7
Expenses before reductions	525
Expense reductions	(102)
Net expenses	423
Net investment income (loss)	368

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(535)
Futures contracts	342
Options written	(277)
Net realized gain (loss)	(470)
Net change in unrealized appreciation (depreciation) on:
Investments	2,072
Futures contracts	4
Options written	333
Net change in unrealized appreciation (depreciation)	2,409
Net realized and unrealized gain (loss)	1,939
Net Increase (Decrease) in Net Assets from Operations	$2,307

See accompanying notes which are an integral part of the financial statements.

538 Russell Strategic Call Overwriting Fund

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Russell Strategic Call Overwriting Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$368	$749
Net realized gain (loss)	(470)	(7,304)
Net change in unrealized appreciation (depreciation)	2,409	8,307
Net increase (decrease) in net assets from operations	2,307	1,752

Distributions
From net investment income
Class S	(375)	(755)
Net decrease in net assets from distributions	(375)	(755)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(737)	2,235
Total Net Increase (Decrease) in Net Assets	1,195	3,232

Net Assets
Beginning of period	86,773	83,541
End of period	$87,968	$86,773
Undistributed (overdistributed) net investment income included in net assets	$14	$21

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 539

Russell Investment Company
Russell Strategic Call Overwriting Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class S
Proceeds from shares sold	647	$6,980	1,570	$17,006
Proceeds from reinvestment of distributions	34	373	69	754
Payments for shares redeemed	(745)	(8,090)	(1,428)	(15,525)
Total increase (decrease)	(64)	$(737)	211	$2,235

See accompanying notes which are an integral part of the financial statements.

540 Russell Strategic Call Overwriting Fund

(This page intentionally left blank)

Russell Investment Company
Russell Strategic Call Overwriting Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class S
April 30, 2015*	10.77	.05	.23	.28	(.05)	—
October 31, 2014	10.64	.10	.13	.23	(.10)	—
October 31, 2013	10.06	.12	.65	.77	(.13)	(.06)
October 31, 2012(6)	10.00	.02	.05	.07	(.01)	—

See accompanying notes which are an integral part of the financial statements.

542 Russell Strategic Call Overwriting Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.05)	11.00	2.67	87,968	1.20	.97	.85	1
(.10)	10.77	2.13	86,773	1.19	.97	.88	5
(.19)	10.64	7.78	83,541	1.45	.97	1.11	3
(.01)	10.06	.68	59,941	1.88	.97	.73	—

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 543

Russell Investment Company
Select U.S. Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars)			Performance (5%
of investing in the Fund and to compare these costs with the		Actual	return before
ongoing costs of investing in other mutual funds. The Example	Class S	Performance	expenses)
Beginning Account Value
is based on an investment of $1,000 invested at the beginning of	January 5, 2015	$1,000.00	$1,000.00
the period and held for the entire period indicated, which for this	Ending Account Value
Fund is from November 1, 2014 to April 30, 2015.	April 30, 2015	$1,021.40	$1,022.07
	Expenses Paid During Period*	$1.77	$2.76
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the 116-day period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 116/365 (to reflect the period
and actual expenses. You may use the information in this column,	since commencement of operations). May reflect amounts waived and/or
together with the amount you invested, to estimate the expenses	reimbursed. Without any waivers and/or reimbursements, expenses would have
that you paid over the period. Simply divide your account value by	been higher. Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six-month period annualized), multiplied by
$1,000 (for example, an $8,600 account value divided by $1,000	the average account value over the period, multiplied by 181/365 (to reflect the
= 8.6), then multiply the result by the number in the first column	on-half year period).
in the row entitled “Expenses Paid During Period” to estimate
the expenses you paid on your account during this period.			Hypothetical
Performance (5%
		Actual	return before
Hypothetical Example for Comparison Purposes	Class T	Performance	expenses)
The information in the table under the heading “Hypothetical	Beginning Account Value
Performance (5% return before expenses)” provides information	January 5, 2015	$1,000.00	$1,000.00
about hypothetical account values and hypothetical expenses	Ending Account Value
	April 30, 2015	$1,022.50	$1,022.81
based on the Fund’s actual expense ratio and an assumed rate of	Expenses Paid During Period*	$1.29	$2.01
return of 5% per year before expenses, which is not the Fund’s
actual return. The hypothetical account values and expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.40%
may not be used to estimate the actual ending account balance or	(representing the 116-day period annualized), multiplied by the average account value over the period, multiplied by 116/365 (to reflect the period
expenses you paid for the period. You may use this information	since commencement of operations). May reflect amounts waived and/or
to compare the ongoing costs of investing in the Fund and other	reimbursed. Without any waivers and/or reimbursements, expenses would have
funds. To do so, compare this 5% hypothetical example with the	been higher. Hypothetical expenses are equal to the Fund’s annualized expense
5% hypothetical examples that appear in the shareholder reports	ratio of 0.40% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the
of other funds.	on-half year period).

544 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,045.80	$1,023.06
Expenses Paid During Period*	$1.78	$1.76

* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Select U.S. Equity Fund 545

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 83.3%			Dollar Tree, Inc.(Æ)	13,438	1,027
Consumer Discretionary - 12.1%			Domino's Pizza, Inc.	2,001	216
21st Century Fox, Inc.(Æ)	41,069	1,400	DR Horton, Inc.	19,008	483
Aaron's, Inc. Class A	3,391	115	DreamWorks Animation, Inc. Class A(Æ)	4,578	119
Abercrombie & Fitch Co. Class A	3,454	78	DSW, Inc. Class A	1,056	38
Advance Auto Parts, Inc.	4,193	600	Dunkin' Brands Group, Inc.	1,207	63
Amazon.com, Inc.(Æ)	8,584	3,621	eBay, Inc.(Æ)	29,760	1,734
AMC Networks, Inc. Class A(Æ)	838	63	Estee Lauder Cos., Inc. (The) Class A	9,203	748
Amerco, Inc.	224	72	Expedia, Inc.	4,503	424
American Eagle Outfitters, Inc.	2,033	32	Express, Inc.(Æ)	1,226	20
Apollo Group, Inc. Class A(Æ)	4,553	76	Family Dollar Stores, Inc.	3,619	283
Aramark	2,052	63	Finish Line, Inc. (The) Class A	682	17
Ascena Retail Group, Inc.(Æ)	9,122	137	Foot Locker, Inc.	7,600	452
AutoNation, Inc.(Æ)	1,566	96	Ford Motor Co.	189,161	2,989
AutoZone, Inc.(Æ)	1,460	982	Fortune Brands Home & Security, Inc.	2,332	104
Avis Budget Group, Inc.(Æ)	4,517	245	Fossil Group, Inc.(Æ)	1,320	111
Avon Products, Inc.	6,104	50	GameStop Corp. Class A	5,313	205
Bed Bath & Beyond, Inc.(Æ)	6,644	468	Gannett Co., Inc.	11,811	405
Belmond, Ltd. Class A(Æ)	1,328	16	Gap, Inc. (The)	6,804	270
Best Buy Co., Inc.	13,942	483	Garmin, Ltd.	3,335	151
Big Lots, Inc.	3,880	177	General Motors Co.	80,122	2,809
BJ's Restaurants, Inc.(Æ)	309	14	Genesco, Inc.(Æ)	296	20
Bob Evans Farms, Inc.	333	14	Gentex Corp.	8,319	144
BorgWarner, Inc.	3,998	237	Genuine Parts Co.	8,058	724
Brinker International, Inc.	3,937	218	Goodyear Tire & Rubber Co. (The)	7,270	206
Brunswick Corp.	461	23	Graham Holdings Co. Class B	439	449
Buffalo Wild Wings, Inc.(Æ)	84	13	Group 1 Automotive, Inc.	261	21
Cabela's, Inc.(Æ)	2,424	128	Guess?, Inc.	986	18
Cablevision Systems Corp. Class A	6,675	133	H&R Block, Inc.	3,851	116
CarMax, Inc.(Æ)	5,773	393	Hanesbrands, Inc.	13,918	433
Carnival Corp.	26,361	1,159	Harley-Davidson, Inc.	5,531	311
Carter's, Inc.	2,417	241	Harman International Industries, Inc.	2,964	386
Cato Corp. (The) Class A	396	16	Hasbro, Inc.	2,985	211
CBS Corp. Class B	10,660	662	Helen of Troy, Ltd.(Æ)	276	24
Charter Communications, Inc. Class A(Æ)	2,140	400	Hertz Global Holdings, Inc.(Æ)	11,823	246
Chico's FAS, Inc.	7,198	121	Hilton Worldwide Holdings, Inc.(Æ)	4,621	134
Children's Place, Inc. (The)	331	20	Home Depot, Inc.	48,905	5,232
Chipotle Mexican Grill, Inc. Class A(Æ)	1,122	697	HomeAway, Inc.(Æ)	1,314	37
Choice Hotels International, Inc.	1,766	106	Houghton Mifflin Harcourt Co.(Æ)	1,108	25
Cinemark Holdings, Inc.	1,621	69	Hyatt Hotels Corp. Class A(Æ)	546	32
Coach, Inc.	4,199	160	Iconix Brand Group, Inc.(Æ)	548	14
Comcast Corp. Class A(Æ)	84,878	4,903	International Game Technology PLC(Æ)	631	13
Cooper Tire & Rubber Co.	548	23	International Speedway Corp. Class A	540	20
Costco Wholesale Corp.	18,352	2,625	Interpublic Group of Cos., Inc. (The)	5,949	124
Coty, Inc. Class A(Æ)	3,112	74	Jack in the Box, Inc.	171	15
Cracker Barrel Old Country Store, Inc.	112	15	Jarden Corp.(Æ)	5,037	258
CST Brands, Inc.	2,583	108	JC Penney Co., Inc.(Æ)	13,152	109
Dana Holding Corp.	917	20	John Wiley & Sons, Inc. Class A(Æ)	1,882	107
Darden Restaurants, Inc.	2,867	183	Johnson Controls, Inc.	29,722	1,497
Deckers Outdoor Corp.(Æ)	885	65	KAR Auction Services, Inc.	3,355	125
DeVry Education Group, Inc.	4,436	134	Kate Spade & Co.(Æ)	1,777	58
Dick's Sporting Goods, Inc.	1,387	75	Kohl's Corp.	9,278	665
Dillard's, Inc. Class A	1,276	168	L Brands, Inc.	6,064	542
DineEquity, Inc.	149	14	Lamar Advertising Co. Class A(ö)	1,086	63
DIRECTV(Æ)	20,784	1,885	Las Vegas Sands Corp.	9,583	507
Discovery Communications, Inc. Class A(Æ)	5,935	192	Lear Corp.	7,087	787
Discovery Communications, Inc. Class C(Æ)	5,933	179	Leggett & Platt, Inc.	9,023	383
DISH Network Corp. Class A(Æ)	5,674	384	Lennar Corp. Class A	13,608	623
Dollar General Corp.	9,935	722	Liberty Broadband Corp. Class C(Æ)	866	47

See accompanying notes which are an integral part of the financial statements.

546 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Liberty Broadband Corp. Class A(Æ)	197	11	Signet Jewelers, Ltd.	2,625	352
Liberty Media Corp.(Æ)	8,902	338	Sirius XM Holdings, Inc.(Æ)	36,406	144
Liberty Media Corp. Class A(Æ)	20,771	640	Six Flags Entertainment Corp.	1,024	48
Liberty TripAdvisor Holdings, Inc. Class			Sonic Automotive, Inc. Class A	657	15
A(Æ)	1,036	31	Standard Pacific Corp.(Æ)	1,913	15
Liberty Ventures Class A(Æ)	2,015	84	Staples, Inc.	34,724	567
Life Time Fitness, Inc.(Æ)	455	33	Star Buffet, Inc.(Æ)	1,315	52
Lions Gate Entertainment Corp.	1,131	35	Starbucks Corp.	43,487	2,156
Live Nation Entertainment, Inc.(Æ)	4,942	124	Starwood Hotels & Resorts Worldwide, Inc.	2,471	212
LKQ Corp.(Æ)	8,261	224	Target Corp.	39,464	3,111
Lowe's Cos., Inc.	34,291	2,361	Taylor Morrison Home Corp. Class A(Æ)	4,150	77
Macy's, Inc.	8,458	547	Tempur Sealy International, Inc.(Æ)	1,605	98
Madison Square Garden Co. (The) Class A(Æ)	2,761	222	Tesla Motors, Inc.(Æ)	3,166	716
Marriott International, Inc. Class A	6,725	538	Thor Industries, Inc.	1,214	73
Marriott Vacations Worldwide Corp.	314	26	Tiffany & Co.	3,244	284
Mattel, Inc.	5,714	161	Time Warner Cable, Inc.	7,668	1,193
Matthews International Corp. Class A	415	20	Time Warner, Inc.	37,774	3,188
McDonald's Corp.	27,643	2,669	Time, Inc.(Æ)	1,202	27
Media General, Inc. Class W(Æ)	1,092	18	TJX Cos., Inc.	29,988	1,935
Meredith Corp.	445	23	Toll Brothers, Inc.(Æ)	2,496	89
Meritage Homes Corp.(Æ)	448	19	Tractor Supply Co.	3,946	340
MGM Resorts International(Æ)	9,873	209	TRI Pointe Homes, Inc.(Æ)	1,351	19
Michael Kors Holdings, Ltd.(Æ)	4,566	282	TripAdvisor, Inc.(Æ)	1,688	136
Mohawk Industries, Inc.(Æ)	1,638	284	TRW Automotive Holdings Corp.(Æ)	8,261	868
Murphy USA, Inc.(Æ)	2,220	145	Tupperware Brands Corp.	708	47
Netflix, Inc.(Æ)	1,209	673	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	2,704	409
New York Times Co. (The) Class A	1,463	20	Under Armour, Inc. Class A(Æ)	6,133	476
Newell Rubbermaid, Inc.	3,885	148	Urban Outfitters, Inc.(Æ)	2,993	120
News Corp. Class A(Æ)	24,001	379	VF Corp.	16,596	1,202
Nielsen	3,956	178	Viacom, Inc. Class B	14,008	973
Nike, Inc. Class B	30,947	3,059	Vista Outdoor, Inc.(Æ)	3,169	139
Nordstrom, Inc.	4,160	314	Visteon Corp.(Æ)	794	80
Norwegian Cruise Line Holdings, Ltd.(Æ)	3,091	150	WABCO Holdings, Inc.(Æ)	1,600	199
Nu Skin Enterprises, Inc. Class A	2,736	155	Wal-Mart Stores, Inc.	82,267	6,421
NVR, Inc.(Æ)	284	377	Walt Disney Co. (The)	69,996	7,610
Office Depot, Inc.(Æ)	4,025	37	Wendy's Co. (The)	15,617	158
Omnicom Group, Inc.	7,082	537	Whirlpool Corp.	4,216	740
O'Reilly Automotive, Inc.(Æ)	6,421	1,399	Williams-Sonoma, Inc.	2,993	220
Outfront Media, Inc.(ö)	6,398	184	Wyndham Worldwide Corp.	2,830	242
Pandora Media, Inc.(Æ)	2,887	51	Wynn Resorts, Ltd.	1,138	126
Panera Bread Co. Class A(Æ)	1,615	295	Yum! Brands, Inc.	15,899	1,367
Penn National Gaming, Inc.(Æ)	1,031	17			111,650
Penske Automotive Group, Inc.	2,661	130
Polaris Industries, Inc.	2,371	325	Consumer Staples - 5.8%
Priceline Group, Inc. (The)(Æ)	1,315	1,628	Altria Group, Inc.	47,492	2,377
PulteGroup, Inc.	20,695	399	Archer-Daniels-Midland Co.	47,717	2,332
PVH Corp.	2,137	221	Bunge, Ltd.	5,091	440
Ralph Lauren Corp. Class A	1,716	229	Campbell Soup Co.	4,719	211
Regal Entertainment Group Class A	3,078	68	Church & Dwight Co., Inc.	5,207	423
Rent-A-Center, Inc. Class A	738	22	Clorox Co. (The)	3,465	368
Restaurant Brands International, Inc.	5,168	211	Coca-Cola Co. (The)	95,085	3,857
Ross Stores, Inc.	12,622	1,248	Coca-Cola Enterprises, Inc.	5,952	264
Royal Caribbean Cruises, Ltd.	10,604	722	Colgate-Palmolive Co.	24,053	1,618
Ryland Group, Inc. (The)	474	20	ConAgra Foods, Inc.	14,376	520
Sally Beauty Holdings, Inc.(Æ)	2,274	71	Constellation Brands, Inc. Class A	5,083	589
Scholastic Corp.	450	18	Core-Mark Holding Co., Inc.	293	15
Scripps Networks Interactive, Inc. Class A	1,307	91	CVS Health Corp.	52,397	5,202
SeaWorld Entertainment, Inc.	992	21	Dean Foods Co.	1,121	18
Service Corp. International	7,369	204	Dr Pepper Snapple Group, Inc.	8,025	598

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 547

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Energizer Holdings, Inc.	1,276	174	Cimarex Energy Co.	3,954	492
Flowers Foods, Inc.	2,813	63	Cobalt International Energy, Inc.(Æ)	9,061	97
Fresh Del Monte Produce, Inc.	540	20	Concho Resources, Inc.(Æ)	1,633	207
General Mills, Inc.	16,612	919	ConocoPhillips	57,015	3,872
Hain Celestial Group, Inc. (The)(Æ)	3,497	211	CONSOL Energy, Inc.	8,596	279
Herbalife, Ltd.(Æ)	2,935	122	Continental Resources, Inc.(Æ)	1,290	68
Hershey Co. (The)	5,814	534	CVR Energy, Inc.	126	5
Hormel Foods Corp.	11,222	610	Denbury Resources, Inc.	13,375	118
Ingredion, Inc.	6,376	506	Devon Energy Corp.	22,124	1,509
JM Smucker Co. (The)	4,418	512	Diamond Offshore Drilling, Inc.	2,936	98
Kellogg Co.	10,574	670	Dresser-Rand Group, Inc.(Æ)	2,851	236
Keurig Green Mountain, Inc.	3,314	386	Dril-Quip, Inc.(Æ)	896	71
Kimberly-Clark Corp.	12,962	1,422	Energen Corp.	2,834	202
Kraft Foods Group, Inc.(Æ)	13,041	1,105	EOG Resources, Inc.	9,038	894
Kroger Co. (The)	12,018	828	EP Energy Corp. Class A(Æ)	9,386	139
Lancaster Colony Corp.	177	16	EQT Corp.	2,195	197
Lorillard, Inc.	11,401	796	Exterran Holdings, Inc.	625	23
McCormick & Co., Inc.	4,881	368	Exxon Mobil Corp.	195,597	17,089
Mead Johnson Nutrition Co. Class A	6,580	631	First Solar, Inc.(Æ)	2,169	129
Molson Coors Brewing Co. Class B	8,548	628	FMC Technologies, Inc.(Æ)	3,372	149
Mondelez International, Inc. Class A	80,834	3,102	Frank's International	4,293	89
Monster Beverage Corp.(Æ)	4,285	587	Golar LNG, Ltd.(Æ)	480	17
PepsiCo, Inc.	39,196	3,728	Gulfport Energy Corp.(Æ)	1,276	62
Philip Morris International, Inc.	45,353	3,786	Halliburton Co.	33,844	1,657
Pilgrim's Pride Corp.	2,712	67	Helix Energy Solutions Group, Inc.(Æ)	1,385	23
Pinnacle Foods, Inc.	6,289	255	Helmerich & Payne, Inc.	3,950	308
Post Holdings, Inc.(Æ)	440	21	Hess Corp.	14,404	1,108
Procter & Gamble Co. (The)	107,279	8,530	HollyFrontier Corp.	8,707	338
Reynolds American, Inc.	13,312	976	Hubbell, Inc. Class B(Æ)	2,792	304
Rite Aid Corp.(Æ)	5,026	39	Kinder Morgan, Inc.	35,956	1,544
Safeway, Inc.(Æ)	4,520	2	Kosmos Energy, Ltd.(Æ)	4,466	44
Seaboard Corp.(Æ)	4	14	Laredo Petroleum, Inc.(Æ)	9,930	157
Snyders-Lance, Inc.	664	20	Marathon Oil Corp.	38,927	1,211
SpartanNash Co.	641	19	Marathon Petroleum Corp.	12,268	1,209
Spectrum Brands Holdings, Inc.	856	78	Murphy Oil Corp.	7,365	351
Sprouts Farmers Market, Inc.(Æ)	1,429	46	Nabors Industries, Ltd.	10,354	173
SUPERVALU, Inc.(Æ)	2,110	19	National Oilwell Varco, Inc.	24,357	1,325
Sysco Corp.	21,872	810	Newfield Exploration Co.(Æ)	4,602	181
TreeHouse Foods, Inc.(Æ)	303	25	Noble Energy, Inc.	10,040	509
Tyson Foods, Inc. Class A	14,977	592	NOW, Inc.(Æ)	4,899	117
United Natural Foods, Inc.(Æ)	205	14	Oasis Petroleum, Inc.(Æ)	6,074	109
Universal Corp.	372	17	Occidental Petroleum Corp.	36,991	2,963
Vector Group, Ltd.	710	16	Oceaneering International, Inc.	2,196	121
Walgreens Boots Alliance, Inc.	17,447	1,447	Oil States International, Inc.(Æ)	3,318	158
WhiteWave Foods Co. (The) Class A(Æ)	2,411	106	ONEOK, Inc.	1,140	55
Whole Foods Market, Inc.	4,210	201	Patterson-UTI Energy, Inc.	5,489	123
		53,870	PBF Energy, Inc. Class A	3,046	86
			PDC Energy, Inc.(Æ)	372	21
Energy - 7.2%			Peabody Energy Corp.	9,104	43
Anadarko Petroleum Corp.	12,715	1,196	Phillips 66(Æ)	23,742	1,883
Apache Corp.	19,587	1,340	Pioneer Natural Resources Co.	1,747	302
Atwood Oceanics, Inc.	3,526	118	QEP Resources, Inc.	6,880	155
Baker Hughes, Inc.	23,973	1,641	Range Resources Corp.	2,341	149
Cabot Oil & Gas Corp.	6,697	226	Rice Energy, Inc.(Æ)	2,048	50
California Resources Corp.	14,080	131	Rowan Cos. PLC Class A	4,648	98
Cameron International Corp.(Æ)	10,117	555	RPC, Inc.	5,838	93
Cheniere Energy, Inc.(Æ)	2,255	172	SandRidge Energy, Inc.(Æ)	29,149	55
Chesapeake Energy Corp.	21,474	339	Schlumberger, Ltd.	32,034	3,031
Chevron Corp.	86,447	9,601	SEACOR Holdings, Inc.(Æ)	269	20

See accompanying notes which are an integral part of the financial statements.

548 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Seadrill, Ltd.	12,253	160	Banco Latinoamericano de Comercio Exterior
Seventy Seven Energy, Inc.(Æ)	288	1	Class E	555	18
SM Energy Co.	3,346	194	BancorpSouth, Inc.	1,136	27
SolarCity Corp.(Æ)	795	48	Bank of America Corp.	397,374	6,330
Southwestern Energy Co.(Æ)	6,112	171	Bank of Hawaii Corp.	1,565	95
Spectra Energy Corp.	26,411	984	Bank of New York Mellon Corp. (The)	63,575	2,692
SunPower Corp. Class A(Æ)	316	10	BankUnited, Inc.	3,131	103
Superior Energy Services, Inc.	4,249	108	BB&T Corp.	41,645	1,595
Targa Resources Corp.	749	79	Berkshire Hathaway, Inc. Class B(Æ)	92,320	13,037
Tesoro Corp.	9,246	794	BGC Partners, Inc. Class A	2,013	20
Ultra Petroleum Corp.(Æ)	1,397	24	BlackRock, Inc. Class A	4,138	1,506
Unit Corp.(Æ)	2,928	102	BOK Financial Corp.	2,347	153
Valero Energy Corp.	30,155	1,716	Boston Properties, Inc.(ö)	443	59
Whiting Petroleum Corp.(Æ)	6,142	233	Brixmor Property Group, Inc.(ö)	1,579	37
Williams Cos., Inc. (The)	12,087	619	Broadridge Financial Solutions, Inc.	5,023	271
World Fuel Services Corp.	3,557	197	Brown & Brown, Inc.	5,706	182
WPX Energy, Inc.(Æ)	6,782	93	Camden Property Trust(ö)	1,074	81
		66,968	Capital One Financial Corp.	30,088	2,433
			Capitol Federal Financial, Inc.	1,827	22
Financial Services - 16.2%			Capstead Mortgage Corp.(ö)	1,505	18
Acadia Realty Trust(ö)	782	24	Cathay General Bancorp	936	27
ACE, Ltd.	22,004	2,354	CBOE Holdings, Inc.	3,550	200
Affiliated Managers Group, Inc.(Æ)	550	124	CBRE Group, Inc. Class A(Æ)	8,855	339
Aflac, Inc.	28,489	1,796	Chambers Street Properties(ö)	2,493	19
Alexander & Baldwin, Inc.	509	21	Charles Schwab Corp. (The)	31,061	947
Alexandria Real Estate Equities, Inc.(ö)	901	83	Chemical Financial Corp.	595	18
Alleghany Corp.(Æ)	852	403	Chesapeake Lodging Trust(ö)	620	20
Alliance Data Systems Corp.(Æ)	733	218	Chimera Investment Corp.(ö)	9,505	144
Allied World Assurance Co. Holdings	13,926	573	Chubb Corp. (The)	18,824	1,851
Allstate Corp. (The)	38,888	2,709	Cincinnati Financial Corp.	9,839	498
Ally Financial, Inc.(Æ)	10,011	219	CIT Group, Inc.	4,955	223
American Campus Communities, Inc.(ö)	1,304	52	Citigroup, Inc.	115,915	6,181
American Capital Agency Corp.(ö)	17,336	358	Citizens Financial Group, Inc.	1,456	38
American Equity Investment Life Holding			City National Corp.	2,783	259
Co.	862	23	CME Group, Inc. Class A	14,247	1,295
American Express Co.	9,340	723	CNA Financial Corp.	3,872	156
American Financial Group, Inc.	6,831	432	CNO Financial Group, Inc.	1,856	32
American Homes 4 Rent Class A(ö)	3,071	52	Colony Capital, Inc.(ö)	1,156	30
American International Group, Inc.	61,231	3,447	Columbia Banking System, Inc.	762	23
American National Insurance Co.	1,283	128	Comerica, Inc.	7,871	373
American Tower Corp. Class A(ö)	2,052	194	Commerce Bancshares, Inc.	5,358	229
Ameriprise Financial, Inc.	3,982	499	Communications Sales & Leasing, Inc.(Æ)(ö)	1,148	35
Annaly Capital Management, Inc.(ö)	28,605	288	Community Bank System, Inc.	569	20
Aon PLC	4,286	412	CoreLogic, Inc.(Æ)	743	29
Apartment Investment & Management Co.			Corrections Corp. of America(ö)	2,344	86
Class A(ö)	1,259	47	Cousins Properties, Inc.(ö)	2,516	24
Arch Capital Group, Ltd.(Æ)	12,167	738	CubeSmart Class A(ö)	1,335	31
Argo Group International Holdings, Ltd.	411	20	Cullen/Frost Bankers, Inc.	3,741	273
ARMOUR Residential REIT, Inc.(ö)	5,435	16	CVB Financial Corp.	1,392	22
Arthur J Gallagher & Co.	5,001	239	CYS Investments, Inc.(ö)	2,020	18
Aspen Insurance Holdings, Ltd.	6,713	314	DCT Industrial Trust, Inc.(ö)	840	28
Associated Banc-Corp.	6,655	125	DDR Corp.(ö)	438	7
Associated Estates Realty Corp.(ö)	809	23	DiamondRock Hospitality Co.(ö)	2,041	28
Assurant, Inc.	7,193	442	Digital Realty Trust, Inc.(ö)	1,544	98
Assured Guaranty, Ltd.	6,992	182	Discover Financial Services	20,979	1,216
Astoria Financial Corp.	1,367	18	Duke Realty Corp.(ö)	4,146	82
AvalonBay Communities, Inc.(ö)	1,769	291	Dun & Bradstreet Corp. (The)	1,066	136
Axis Capital Holdings, Ltd.	10,736	559	DuPont Fabros Technology, Inc.(ö)	622	19
			E*Trade Financial Corp.(Æ)	2,260	65

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 549

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
East West Bancorp, Inc.	3,110	126	Home Loan Servicing Solutions, Ltd.	988	1
Eaton Vance Corp.	1,852	76	Home Properties, Inc.(ö)	706	52
Education Realty Trust, Inc.(ö)	597	20	Horace Mann Educators Corp.	597	20
Endurance Specialty Holdings, Ltd.	4,162	251	Host Hotels & Resorts, Inc.(ö)	3,830	77
Enstar Group, Ltd.(Æ)	131	19	Howard Hughes Corp. (The)(Æ)	690	102
EPR Properties(ö)	579	33	Hudson City Bancorp, Inc.	21,172	197
Equifax, Inc.	6,114	593	Hudson Pacific Properties, Inc.(ö)	674	20
Equinix, Inc.(ö)	178	46	Huntington Bancshares, Inc.	34,339	373
Equity LifeStyle Properties, Inc. Class A(ö)	744	39	Iberiabank Corp.	383	24
Equity One, Inc.(ö)	804	20	Independent Bank Corp.	450	19
Equity Residential(ö)	8,556	632	Interactive Brokers Group, Inc. Class A	4,143	141
Erie Indemnity Co. Class A	2,499	207	Intercontinental Exchange, Inc.	575	129
Essex Property Trust, Inc.(ö)	476	106	International Bancshares Corp.	728	19
EverBank Financial Corp.	1,053	20	Invesco Mortgage Capital, Inc.(ö)	1,371	21
Everest Re Group, Ltd.	4,661	834	Invesco, Ltd.	4,861	201
Extra Space Storage, Inc.(ö)	3,821	252	Investors Bancorp, Inc.	3,202	38
FactSet Research Systems, Inc.	2,105	331	Iron Mountain, Inc.(ö)	1,391	48
Federal Realty Investment Trust(ö)	1,928	258	Jack Henry & Associates, Inc.	3,063	204
Federated Investors, Inc. Class B	2,388	82	Janus Capital Group, Inc.	1,662	30
FelCor Lodging Trust, Inc.(ö)	1,675	19	Jones Lang LaSalle, Inc.	1,672	278
Fidelity National Information Services, Inc.	7,646	478	JPMorgan Chase & Co.	154,079	9,747
Fifth Third Bancorp	28,115	562	Kemper Corp.	603	23
First American Financial Corp.	1,062	37	Kennedy-Wilson Holdings, Inc.	829	21
First Citizens BancShares, Inc. Class A(Æ)	109	26	KeyCorp	28,196	407
First Financial Bankshares, Inc.	688	20	Kilroy Realty Corp.(ö)	1,002	71
First Horizon National Corp.	2,204	31	Kimco Realty Corp.(ö)	4,085	98
First Industrial Realty Trust, Inc.(ö)	1,066	21	LaSalle Hotel Properties(ö)	1,054	39
First Midwest Bancorp, Inc.	1,101	19	Lazard, Ltd. Class A	418	22
First Niagara Financial Group, Inc.	11,415	104	Legg Mason, Inc.	2,999	158
First Republic Bank	6,206	362	Leucadia National Corp.	9,697	230
FirstMerit Corp.	1,748	34	Lexington Realty Trustö)	2,197	20
Fiserv, Inc.(Æ)	11,641	903	Lincoln National Corp.	10,031	567
FleetCor Technologies, Inc.(Æ)	1,818	292	Loews Corp.	17,925	746
FNB Corp.	2,028	27	LPL Financial Holdings, Inc.	286	12
FNF Group	17,046	613	LTC Properties, Inc.(ö)	471	20
FNFV Group(Æ)	5,635	84	M&T Bank Corp.	6,566	786
Forest City Enterprises, Inc. Class A(Æ)	1,258	30	Macerich Co. (The)(ö)	1,180	96
Franklin Resources, Inc.	15,386	793	Mack-Cali Realty Corp.(ö)	1,143	21
Franklin Street Properties Corp.(ö)	1,420	17	Markel Corp.(Æ)	898	665
Fulton Financial Corp.	12,759	155	Marsh & McLennan Cos., Inc.	17,192	965
Genworth Financial, Inc. Class A(Æ)	15,346	135	MasterCard, Inc. Class A	21,138	1,907
GEO Group, Inc. (The)(ö)	757	30	MB Financial, Inc.	776	23
Glacier Bancorp, Inc.	943	25	MBIA, Inc.(Æ)	10,414	91
Global Payments, Inc.	2,472	248	McGraw Hill Financial, Inc.	5,776	602
Goldman Sachs Group, Inc. (The)	18,872	3,707	Medical Properties Trust, Inc.(ö)	2,166	30
Government Properties Income Trust(ö)	905	19	Mercury General Corp.	3,725	205
Gramercy Property Trust, Inc.(ö)	621	17	MetLife, Inc.	40,827	2,094
Hancock Holding Co.	934	27	MFA Financial, Inc. (ö)	27,903	217
Hanover Insurance Group, Inc. (The)	4,735	325	MGIC Investment Corp.(Æ)	2,152	22
Hartford Financial Services Group, Inc.	17,343	707	Mid-America Apartment Communities, Inc.
Hatteras Financial Corp.(ö)	1,218	22	(ö)	451	34
HCC Insurance Holdings, Inc.	9,560	545	Montpelier Re Holdings, Ltd.	535	20
HCP, Inc.(ö)	7,516	303	Moody's Corp.	5,615	604
Health Care, Inc.(ö)	4,268	307	Morgan Stanley	68,881	2,570
Healthcare Realty Trust, Inc.(ö)	1,014	26	Morningstar, Inc.	1,028	78
Healthcare Trust of America, Inc. Class A(ö)	4,759	123	MSCI, Inc. Class A	4,160	255
Hersha Hospitality Trust Class A(ö)	2,730	18	NASDAQ OMX Group, Inc. (The)	9,515	463
Highwoods Properties, Inc.(ö)	867	37	National Penn Bancshares, Inc.	1,768	18
Hilltop Holdings, Inc.(Æ)	990	20	National Retail Properties, Inc.(ö)	4,931	189

See accompanying notes which are an integral part of the financial statements.

550 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Nationstar Mortgage Holdings, Inc.(Æ)	2,378	60	SLM Corp.(Æ)	19,113	195
Navient Corp.	17,252	337	South State Corp.	319	22
NBT Bancorp, Inc.	773	19	Sovran Self Storage, Inc.(ö)	196	17
New Residential Investment Corp.(ö)	1,493	25	Spirit Realty Capital, Inc.(ö)	9,841	111
New York Community Bancorp, Inc.	24,556	422	STAG Industrial, Inc.(ö)	756	16
New York REIT, Inc.(ö)	1,827	18	StanCorp Financial Group, Inc.	2,597	187
Northern Trust Corp.	8,006	586	Starwood Property Trust, Inc.(ö)	8,762	210
NorthStar Asset Management Group, Inc.	3,453	73	State Street Corp.	20,893	1,611
NorthStar Realty Finance Corp.(ö)	1,709	32	Sterling Bancorp	1,313	17
Northwest Bancshares, Inc.	1,613	20	Stifel Financial Corp.(Æ)	658	35
Ocwen Financial Corp.(Æ)	3,632	31	Sunstone Hotel Investors, Inc.(ö)	1,859	29
Old National Bancorp	1,548	21	SunTrust Banks, Inc.	18,210	756
Old Republic International Corp.	15,716	240	Susquehanna Bancshares, Inc.	2,052	28
Omega Healthcare Investors, Inc.(ö)	4,151	150	SVB Financial Group(Æ)	898	119
PacWest Bancorp	784	35	Symetra Financial Corp.	980	23
Park National Corp.	220	18	Synovus Financial Corp.	1,224	34
Parkway Properties, Inc.(ö)	1,052	17	T Rowe Price Group, Inc.	5,923	481
PartnerRe, Ltd.	4,873	624	Taubman Centers, Inc.(ö)	554	40
Pebblebrook Hotel Trust(ö)	692	30	TCF Financial Corp.	5,745	90
Pennsylvania Real Estate Investment Trust(ö)	803	18	TD Ameritrade Holding Corp.	2,146	78
PennyMac Mortgage Investment Trust(ö)	903	19	Texas Capital Bancshares, Inc.(Æ)	453	24
People's United Financial, Inc.	16,096	243	TFS Financial Corp.	3,408	50
Pinnacle Financial Partners, Inc.	468	22	Thomson Reuters Corp.	13,980	574
PNC Financial Services Group, Inc. (The)	27,587	2,531	Torchmark Corp.	11,803	662
Popular, Inc.(Æ)	4,412	143	Total System Services, Inc.	5,604	222
Post Properties, Inc.(ö)	2,886	165	Travelers Cos., Inc. (The)	28,166	2,848
Primerica, Inc.	565	26	Trustmark Corp.	912	22
Principal Financial Group, Inc.	10,381	531	Two Harbors Investment Corp.(ö)	15,248	160
PrivateBancorp, Inc. Class A	676	25	UDR, Inc.(ö)	3,169	104
ProAssurance Corp.	4,677	210	UMB Financial Corp.	464	23
Progressive Corp. (The)	34,068	908	Umpqua Holdings Corp.	1,787	30
Prosperity Bancshares, Inc.	699	37	Union Bankshares Corp.	835	18
Provident Financial Services, Inc.	1,032	19	United Bankshares, Inc.	765	29
Prudential Financial, Inc.	21,349	1,742	Unum Group	13,917	475
PS Business Parks, Inc.(ö)	215	16	Urban Edge Properties(ö)	316	7
Public Storage(ö)	2,749	517	US Bancorp	80,449	3,449
Radian Group, Inc.	1,459	26	Validus Holdings, Ltd.	4,492	188
Ramco-Gershenson Properties Trust(ö)	1,033	18	Valley National Bancorp	2,670	25
Raymond James Financial, Inc.	7,736	437	Vantiv, Inc. Class A(Æ)	139	5
Rayonier, Inc.(ö)	3,305	85	Ventas, Inc.(ö)	4,012	276
Realogy Holdings Corp.(Æ)	2,156	102	Visa, Inc. Class A	50,185	3,315
Realty Income Corp.(ö)	6,517	306	Vornado Realty Trust(ö)	816	84
Redwood Trust, Inc.(ö)	1,057	18	Voya Financial, Inc.	8,063	341
Regency Centers Corp.(ö)	1,159	73	Waddell & Reed Financial, Inc. Class A	1,325	65
Regions Financial Corp.	57,077	561	Washington Federal, Inc.	1,200	26
Reinsurance Group of America, Inc. Class A	3,756	344	Washington Real Estate Investment Trust(ö)	802	20
RenaissanceRe Holdings, Ltd.	5,090	522	Webster Financial Corp.	908	33
Retail Opportunity Investments Corp.(ö)	1,225	21	Weingarten Realty Investors(ö)	1,522	50
Retail Properties of America, Inc. Class A(ö)	2,932	44	Wells Fargo & Co.	232,406	12,806
RLI Corp.	515	26	WesBanco, Inc.	570	18
RLJ Lodging Trust(ö)	1,123	33	Westamerica Bancorporation	444	19
Ryman Hospitality Properties, Inc.(ö)	287	17	Western Union Co. (The)	1,424	29
Santander Consumer Holdings, Inc.	242	6	WEX, Inc.(Æ)	159	18
SEI Investments Co.	6,404	292	Weyerhaeuser Co.(ö)	2,790	88
Selective Insurance Group, Inc.	765	21	White Mountains Insurance Group, Ltd.	598	404
Senior Housing Properties Trust(ö)	8,208	168	Wintrust Financial Corp.	546	27
Signature Bank(Æ)	710	95	WP Carey, Inc.(ö)	182	12
Simon Property Group, Inc.(ö)	4,666	847	WR Berkley Corp.	11,044	541
SL Green Realty Corp.(ö)	680	83	XL Group PLC Class A	15,463	573

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 551

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Zillow Group, Inc. Class A(Æ)	496	48	Hologic, Inc.(Æ)	2,028	68
Zions Bancorporation	4,546	129	Hospira, Inc.(Æ)	4,802	419
		149,298	Humana, Inc.	7,960	1,318
			ICU Medical, Inc.(Æ)	207	17
Health Care - 11.7%			IDEXX Laboratories, Inc.(Æ)	2,652	333
Abbott Laboratories	71,825	3,334	Illumina, Inc.(Æ)	3,588	661
AbbVie, Inc.	21,284	1,376	Impax Laboratories, Inc.(Æ)	555	25
Actavis PLC(Æ)	8,415	2,380	Incyte Corp.(Æ)	4,267	415
Aetna, Inc.	25,279	2,702	Integra LifeSciences Holdings Corp.(Æ)	287	17
Agilent Technologies, Inc.	14,422	597	Intercept Pharmaceuticals, Inc.(Æ)	146	37
Alere, Inc.(Æ)	971	46	Intuitive Surgical, Inc.(Æ)	632	313
Alexion Pharmaceuticals, Inc.(Æ)	5,715	967	Jazz Pharmaceuticals PLC(Æ)	1,882	336
Align Technology, Inc.(Æ)	1,450	85	Johnson & Johnson	121,798	12,082
Alkermes PLC(Æ)	4,368	242	Kindred Healthcare, Inc.	845	19
Allscripts Healthcare Solutions, Inc.(Æ)	7,622	101	Laboratory Corp. of America Holdings(Æ)	3,558	425
Alnylam Pharmaceuticals, Inc.(Æ)	1,351	138	LifePoint Hospitals, Inc.(Æ)	3,362	252
AmerisourceBergen Corp. Class A	9,006	1,029	Magellan Health, Inc.(Æ)	353	22
Amgen, Inc.	22,178	3,502	Mallinckrodt PLC(Æ)	2,586	293
Amsurg Corp. Class A(Æ)	422	27	McKesson Corp.	5,910	1,320
Analogic Corp.	203	17	Medivation, Inc.(Æ)	2,728	329
Anthem, Inc.	19,082	2,880	MEDNAX, Inc.(Æ)	6,796	481
Athenahealth, Inc.(Æ)	687	84	Medtronic PLC	69,316	5,161
Baxter International, Inc.	14,745	1,014	Merck & Co., Inc.	124,747	7,430
Becton Dickinson and Co.	8,710	1,227	Mylan NV(Æ)	10,458	756
Biogen, Inc.(Æ)	4,359	1,630	Myriad Genetics, Inc.(Æ)	321	11
BioMarin Pharmaceutical, Inc.(Æ)	2,928	328	Omnicare, Inc.	980	86
Bio-Rad Laboratories, Inc. Class A(Æ)	1,549	208	Owens & Minor, Inc.	736	25
Boston Scientific Corp.(Æ)	11,703	209	PAREXEL International Corp.(Æ)	261	17
Bristol-Myers Squibb Co.	46,684	2,975	Patterson Cos., Inc.	5,282	248
Brookdale Senior Living, Inc. Class A(Æ)	3,461	125	PerkinElmer, Inc.	1,819	93
Bruker Corp.(Æ)	1,963	37	Perrigo Co. PLC	1,170	214
Cardinal Health, Inc.	9,557	806	Pfizer, Inc.	291,397	9,887
Catamaran Corp.(Æ)	9,341	554	Pharmacyclics, Inc.(Æ)	2,225	570
Celgene Corp.(Æ)	16,468	1,780	Qiagen NV(Æ)	6,569	156
Centene Corp.(Æ)	4,339	269	Quest Diagnostics, Inc.	11,051	789
Cerner Corp.(Æ)	12,892	926	Quintiles Transnational Holdings, Inc.(Æ)	2,262	149
Charles River Laboratories International,			Regeneron Pharmaceuticals, Inc.(Æ)	2,422	1,108
Inc.(Æ)	1,349	93	ResMed, Inc.	5,241	335
Cigna Corp.	16,292	2,031	Seattle Genetics, Inc.(Æ)	549	19
Community Health Systems, Inc.(Æ)	4,191	225	Sirona Dental Systems, Inc.(Æ)	3,161	293
CONMED Corp.	388	20	St. Jude Medical, Inc.	1,988	139
Cooper Cos., Inc. (The)	2,645	471	STERIS Corp.	254	17
CR Bard, Inc.	4,849	808	Stryker Corp.	15,094	1,392
DaVita HealthCare Partners, Inc.(Æ)	6,412	520	Teleflex, Inc.	2,302	283
Dentsply International, Inc.	5,613	286	Tenet Healthcare Corp.(Æ)	527	25
Edwards Lifesciences Corp.(Æ)	3,308	419	Thermo Fisher Scientific, Inc.	17,560	2,207
Eli Lilly & Co.	46,428	3,337	United Therapeutics Corp.(Æ)	2,206	352
Endo International PLC(Æ)	886	75	UnitedHealth Group, Inc.	58,517	6,519
Envision Healthcare Holdings, Inc.(Æ)	1,438	55	Universal Health Services, Inc. Class B	4,871	570
Express Scripts Holding Co.(Æ)	27,215	2,351	Varian Medical Systems, Inc.(Æ)	3,591	319
Gilead Sciences, Inc.(Æ)	30,745	3,090	VCA, Inc.(Æ)	3,322	169
Greatbatch, Inc.(Æ)	364	20	Veeva Systems, Inc. Class A(Æ)	1,263	34
Haemonetics Corp.(Æ)	576	23	Vertex Pharmaceuticals, Inc.(Æ)	3,338	412
Halyard Health, Inc.(Æ)	2,469	120	WellCare Health Plans, Inc.(Æ)	395	31
HCA Holdings, Inc.(Æ)	15,333	1,135	West Pharmaceutical Services, Inc.	302	16
Health Net, Inc.(Æ)	6,030	318	Zimmer Holdings, Inc.	7,008	770
HealthSouth Corp.	482	22	Zoetis, Inc. Class A	9,128	406
Henry Schein, Inc.(Æ)	4,501	617			107,852
Hill-Rom Holdings, Inc.	619	31

See accompanying notes which are an integral part of the financial statements.

552 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Materials and Processing - 3.0%			OM Group, Inc.	555	17
Acuity Brands, Inc.	1,620	270	Owens Corning	5,307	205
Air Products & Chemicals, Inc.	10,345	1,484	Owens-Illinois, Inc.(Æ)	6,635	159
Airgas, Inc.	2,772	281	Packaging Corp. of America	1,845	128
Albemarle Corp.	897	54	Platform Specialty Products Corp.(Æ)	509	14
Alcoa, Inc.	54,637	733	PPG Industries, Inc.	3,424	759
Allegheny Technologies, Inc.	4,212	143	Praxair, Inc.	8,784	1,071
AptarGroup, Inc.	2,539	158	Precision Castparts Corp.	4,659	963
Ashland, Inc.	3,407	430	Reliance Steel & Aluminum Co.	3,079	199
Axiall Corp.	600	24	Resolute Forest Products, Inc.(Æ)	893	14
Ball Corp.	9,500	697	Rock-Tenn Co. Class A	7,373	464
Beacon Roofing Supply, Inc.(Æ)	625	19	Royal Gold, Inc.	319	21
Bemis Co., Inc.	6,585	296	RPM International, Inc.	2,380	113
Berry Plastics Group, Inc.(Æ)	499	17	Schulman, Inc.	397	17
Brown-Forman Corp. Class B - ADR(Æ)	7,194	649	Schweitzer-Mauduit International, Inc.	396	17
Cabot Corp.	3,684	157	Scotts Miracle-Gro Co. (The) Class A	1,583	102
Carpenter Technology Corp.	2,112	91	Sealed Air Corp.	4,577	209
Celanese Corp. Class A	7,520	499	Sensient Technologies Corp.	501	33
CF Industries Holdings, Inc.	1,159	333	Sherwin-Williams Co. (The)	3,658	1,017
Cliffs Natural Resources, Inc.	8,577	51	Sigma-Aldrich Corp.	5,323	739
Commercial Metals Co.	1,400	23	Silgan Holdings, Inc.	1,817	98
Compass Minerals International, Inc.	848	75	Simpson Manufacturing Co., Inc.	556	18
Crown Holdings, Inc.(Æ)	2,789	151	Sonoco Products Co.	7,326	327
Cytec Industries, Inc.	3,362	186	Southern Copper Corp.	1,704	56
Domtar Corp.	3,581	155	Steel Dynamics, Inc.	10,928	242
Dow Chemical Co. (The)	45,506	2,321	Tahoe Resources, Inc.	4,879	69
Eagle Materials, Inc.	816	68	Timken Co. (The)	3,435	135
Eastman Chemical Co.	5,311	405	TimkenSteel Corp.	2,202	64
Ecolab, Inc.	10,373	1,162	Tronox, Ltd. Class A	789	17
EI du Pont de Nemours & Co.	21,133	1,547	United States Steel Corp.	4,864	117
Fastenal Co.	9,698	413	Universal Forest Products, Inc.	310	17
FMC Corp.	3,388	201	USG Corp.(Æ)	1,600	42
Freeport-McMoRan, Inc.	52,021	1,211	Valmont Industries, Inc.	1,665	210
Graphic Packaging Holding Co.	1,169	16	Valspar Corp.	3,935	319
Greif, Inc. Class A	1,782	73	Veritiv Corp.(Æ)	1,462	58
Hecla Mining Co.	4,958	15	Vulcan Materials Co.	895	77
Hexcel Corp.	2,282	114	Westlake Chemical Corp.	739	58
Huntsman Corp.	3,469	80	WR Grace & Co.(Æ)	518	50
Ingersoll-Rand PLC	5,991	394			28,046
Innospec, Inc.	369	16
International Flavors & Fragrances, Inc.	3,648	419	Producer Durables - 8.9%
International Paper Co.	2,993	161	3M Co.	16,612	2,598
Kaiser Aluminum Corp.	260	21	AAR Corp.	570	17
Lennox International, Inc.	379	40	ABM Industries, Inc.	722	23
Louisiana-Pacific Corp.(Æ)	1,363	21	Accenture PLC Class A	16,184	1,499
LyondellBasell Industries Class A	6,394	662	Actuant Corp. Class A	834	20
Martin Marietta Materials, Inc.	1,168	167	ADT Corp. (The)	6,721	253
Masco Corp.	2,434	64	AECOM(Æ)	5,988	189
Masonite International Corp.(Æ)	308	20	AGCO Corp.	3,657	188
MeadWestvaco Corp.	8,498	415	Air Lease Corp. Class A	3,433	133
Minerals Technologies, Inc.	332	22	Aircastle, Ltd.	708	17
Monsanto Co.	7,922	903	Alaska Air Group, Inc.	5,165	331
Mosaic Co. (The)	10,495	462	Albany International Corp. Class A	427	17
MRC Global, Inc.(Æ)	5,327	78	Allegion PLC	1,017	62
Mueller Industries, Inc.	488	17	Allison Transmission Holdings, Inc. Class A	5,187	159
NewMarket Corp.	358	160	American Airlines Group, Inc.	15,520	749
Newmont Mining Corp.	18,932	502	Ametek, Inc.	10,901	571
Nucor Corp.	13,066	638	AO Smith Corp.	3,584	229
Olin Corp.	927	27	Applied Industrial Technologies, Inc.	443	19

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 553

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Atlas Air Worldwide Holdings, Inc.(Æ)	353	17	HD Supply Holdings, Inc.(Æ)	1,855	61
Automatic Data Processing, Inc.	17,551	1,484	HEICO Corp.	281	16
Avery Dennison Corp.	580	32	Honeywell International, Inc.	21,185	2,138
B/E Aerospace, Inc.	1,784	107	Huntington Ingalls Industries, Inc.	1,251	165
Babcock & Wilcox Co. (The)	8,328	269	Huron Consulting Group, Inc.(Æ)	301	18
Barnes Group, Inc.	641	26	IDEX Corp.	3,721	279
Boeing Co. (The)	12,677	1,817	IHS, Inc. Class A(Æ)	2,108	264
Booz Allen Hamilton Holding Corp. Class A	2,374	65	Illinois Tool Works, Inc.	10,292	963
Brady Corp. Class A	703	19	Itron, Inc.(Æ)	500	18
Briggs & Stratton Corp.	795	16	ITT Corp.	3,653	145
Brink's Co. (The)	687	18	Jacobs Engineering Group, Inc.(Æ)	5,355	230
Bristow Group, Inc.	418	26	JB Hunt Transport Services, Inc.	4,591	400
Carlisle Cos., Inc.	2,196	212	JetBlue Airways Corp.(Æ)	1,811	37
Caterpillar, Inc.	20,622	1,792	Joy Global, Inc.	4,038	172
CH Robinson Worldwide, Inc.	6,303	406	Kansas City Southern	1,940	199
Chicago Bridge & Iron Co.	5,320	253	KBR, Inc.	6,008	105
Cintas Corp.	6,439	515	Kennametal, Inc.	3,055	108
Clarcor, Inc.	252	16	Keysight Technologies, Inc.(Æ)	2,835	95
Clean Harbors, Inc.(Æ)	2,998	166	Kirby Corp.(Æ)	2,731	214
Colfax Corp.(Æ)	4,779	237	KLX, Inc.(Æ)	892	37
Convergys Corp.	1,180	27	Korn/Ferry International	541	17
Con-way, Inc.	2,226	91	L-3 Communications Holdings, Inc.	6,370	732
Copa Holdings Class A	1,936	215	Landstar System, Inc.	2,968	185
Copart, Inc.(Æ)	6,454	230	Lexmark International, Inc. Class A	3,036	135
CoStar Group, Inc.(Æ)	547	112	Lincoln Electric Holdings, Inc.	1,640	110
Covanta Holding Corp.	2,768	56	Lockheed Martin Corp.	9,782	1,825
Crane Co.	1,929	118	Manitowoc Co., Inc. (The)	2,169	43
CSX Corp.	42,734	1,542	ManpowerGroup, Inc.	3,627	309
Cubic Corp.	329	16	Matson, Inc.	478	19
Cummins, Inc.	2,966	410	MAXIMUS, Inc.	283	18
Curtiss-Wright Corp.	418	31	Mettler-Toledo International, Inc.(Æ)	1,578	500
Danaher Corp.	25,933	2,123	Middleby Corp.(Æ)	1,552	157
Darling Ingredients, Inc.(Æ)	1,555	21	Mobile Mini, Inc.	493	19
Deere & Co.	19,070	1,726	Moog, Inc. Class A(Æ)	416	29
Delta Air Lines, Inc.	35,492	1,584	MSC Industrial Direct Co., Inc. Class A	2,147	153
Deluxe Corp.	370	24	National Instruments Corp.	2,557	73
Donaldson Co., Inc.	5,719	214	Navistar International Corp.(Æ)	123	4
Dover Corp.	3,608	273	Nordson Corp.	1,189	95
Eaton Corp. PLC	21,981	1,511	Norfolk Southern Corp.	12,900	1,301
EMCOR Group, Inc.	715	32	Northrop Grumman Corp.	15,721	2,422
Emerson Electric Co.	21,255	1,250	Old Dominion Freight Line, Inc.(Æ)	4,877	347
EnerSys	431	29	Orbital ATK, Inc.	1,583	116
ESCO Technologies, Inc.	446	16	Oshkosh Corp.	3,579	193
Esterline Technologies Corp.(Æ)	316	35	OSI Systems, Inc.(Æ)	251	17
Expeditors International of Washington, Inc.	4,418	202	PACCAR, Inc.	4,100	268
Federal Signal Corp.	972	15	Pall Corp.	1,627	158
FedEx Corp.	10,141	1,720	Parker-Hannifin Corp.	3,816	455
Flir Systems, Inc.	1,087	34	Paychex, Inc.	7,131	345
Flowserve Corp.	2,042	120	Pentair PLC	2,065	128
Fluor Corp.	4,050	244	Pitney Bowes, Inc.	1,481	33
FTI Consulting, Inc.(Æ)	490	20	Quanta Services, Inc.(Æ)	11,318	327
G&K Services, Inc. Class A	280	20	Raytheon Co.	20,856	2,169
GATX Corp.	2,500	136	Regal-Beloit Corp.	1,589	124
General Dynamics Corp.	15,315	2,103	Republic Services, Inc. Class A	14,460	588
General Electric Co.	407,571	11,037	Robert Half International, Inc.	8,816	489
Genesee & Wyoming, Inc. Class A(Æ)	799	74	Rockwell Automation, Inc.	3,935	467
Genpact, Ltd.(Æ)	732	16	Rockwell Collins, Inc.	4,771	464
Graco, Inc.	2,462	176	Rollins, Inc.	5,143	128
Granite Construction, Inc.	562	20	Roper Industries, Inc.	3,945	663

See accompanying notes which are an integral part of the financial statements.

554 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
RR Donnelley & Sons Co.	1,291	24	Analog Devices, Inc.	9,736	602
Ryder System, Inc.	4,209	401	Anixter International, Inc.(Æ)	254	18
Scorpio Tankers, Inc.	2,066	19	Ansys, Inc.(Æ)	4,507	387
Ship Finance International, Ltd.	1,038	16	AOL, Inc.(Æ)	5,365	214
Snap-on, Inc.	3,154	472	Apple, Inc.	201,193	25,179
Southwest Airlines Co.	18,080	733	Applied Materials, Inc.	31,077	615
Spirit AeroSystems Holdings, Inc. Class A(Æ)	2,897	147	ARRIS Group, Inc.(Æ)	2,868	97
Spirit Airlines, Inc.(Æ)	2,657	182	Arrow Electronics, Inc.(Æ)	7,461	445
SPX Corp.	1,999	154	Aspen Technology, Inc.(Æ)	446	20
Stanley Black & Decker, Inc.	7,041	695	Atmel Corp.	4,404	33
Stericycle, Inc.(Æ)	4,247	567	Autodesk, Inc.(Æ)	6,951	395
Sykes Enterprises, Inc.(Æ)	720	18	Avago Technologies, Ltd. Class A	6,884	805
Teekay Corp.	242	12	Avnet, Inc.	8,740	373
Teledyne Technologies, Inc.(Æ)	324	34	AVX Corp.	10,857	149
Terex Corp.	5,377	148	Benchmark Electronics, Inc.(Æ)	808	19
Tetra Tech, Inc.	835	23	Bio Techne Corp.	1,431	137
Textron, Inc.	13,732	604	Broadcom Corp. Class A	17,489	773
Tidewater, Inc.	2,584	72	Brocade Communications Systems, Inc.	35,202	398
Toro Co. (The)	3,082	207	CA, Inc.	19,388	616
Towers Watson & Co. Class A	1,080	137	CACI International, Inc. Class A(Æ)	283	25
TransDigm Group, Inc.	2,658	564	Cadence Design Systems, Inc.(Æ)	8,718	163
Trimble Navigation, Ltd.(Æ)	3,357	85	CDK Global Inc.	3,523	169
Trinity Industries, Inc.	8,019	217	CDW Corp.	2,657	102
Triumph Group, Inc.	1,988	118	Cirrus Logic, Inc.(Æ)	595	20
Tyco International PLC	10,158	400	Cisco Systems, Inc.	306,546	8,838
UniFirst Corp.	190	22	Citrix Systems, Inc.(Æ)	1,928	129
Union Pacific Corp.	27,668	2,939	Cognex Corp.(Æ)	370	17
United Continental Holdings, Inc.(Æ)	7,161	428	Cognizant Technology Solutions Corp. Class
United Parcel Service, Inc. Class B	13,088	1,316	A(Æ)	24,050	1,408
United Rentals, Inc.(Æ)	3,465	335	Coherent, Inc.(Æ)	323	19
United Stationers, Inc.	529	21	CommScope Holding Co., Inc.(Æ)	1,833	54
United Technologies Corp.	37,513	4,267	Computer Sciences Corp.	10,061	648
UTi Worldwide, Inc.(Æ)	1,248	11	Corning, Inc.	82,032	1,717
Vectrus, Inc.(Æ)	110	3	Cree, Inc.(Æ)	1,866	59
Verisk Analytics, Inc. Class A(Æ)	4,577	343	Diebold, Inc.	1,123	39
Wabtec Corp.	4,972	468	DigitalGlobe, Inc.(Æ)	712	23
Waste Connections, Inc.	6,013	285	Dolby Laboratories, Inc. Class A	2,742	110
Waste Management, Inc.	12,722	630	DST Systems, Inc.	1,815	209
Waters Corp.(Æ)	1,794	225	EchoStar Corp. Class A(Æ)	3,494	175
Watts Water Technologies, Inc. Class A	375	20	Electronic Arts, Inc.(Æ)	10,219	594
Werner Enterprises, Inc.	578	16	EMC Corp.	123,848	3,333
WESCO International, Inc.(Æ)	2,517	182	Entegris, Inc.(Æ)	1,315	18
Woodward, Inc.	440	21	F5 Networks, Inc.(Æ)	3,358	410
WW Grainger, Inc.	2,370	589	Facebook, Inc. Class A(Æ)	46,592	3,670
Xerox Corp.	56,233	647	Fairchild Semiconductor International, Inc.
XPO Logistics, Inc.(Æ)	454	22	Class A(Æ)	1,322	24
Xylem, Inc.	837	31	FireEye, Inc.(Æ)	1,121	46
Zebra Technologies Corp. Class A(Æ)	981	90	Fortinet, Inc.(Æ)	5,242	198
		82,439	Freescale Semiconductor, Ltd.(Æ)	2,511	98
			Gartner, Inc.(Æ)	2,910	241
Technology - 14.4%			Google, Inc. Class C(Æ)	16,781	9,112
3D Systems Corp.(Æ)	1,150	29	Groupon, Inc. Class A(Æ)	10,977	76
Activision Blizzard, Inc.	7,511	171	Harris Corp.	4,401	353
Acxiom Corp.(Æ)	923	16	Hewlett-Packard Co.	123,775	4,081
Adobe Systems, Inc.(Æ)	11,688	889	IAC/InterActiveCorp	1,384	97
Akamai Technologies, Inc.(Æ)	6,329	467	II-VI, Inc.(Æ)	939	17
Altera Corp.	10,313	430	IMS Health Holdings, Inc.(Æ)	1,573	43
Amdocs, Ltd.	14,017	772	Informatica Corp.(Æ)	1,300	62
Amphenol Corp. Class A	16,507	914	Ingram Micro, Inc. Class A(Æ)	7,218	182

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 555

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Insight Enterprises, Inc.(Æ)	663	19	Splunk, Inc.(Æ)	2,667	177
Integrated Device Technology, Inc.(Æ)	824	15	Stratasys, Ltd.(Æ)	1,069	40
Intel Corp.	286,789	9,335	SunEdison, Inc.(Æ)	9,700	246
International Business Machines Corp.	29,271	5,014	Symantec Corp.	20,034	499
Intersil Corp. Class A	1,410	19	SYNNEX Corp.	314	24
Intuit, Inc.	10,016	1,005	Synopsys, Inc.(Æ)	8,512	399
IPG Photonics Corp.(Æ)	834	74	Tableau Software, Inc. Class A(Æ)	1,567	153
Jabil Circuit, Inc.	10,228	230	Take-Two Interactive Software, Inc.(Æ)	844	20
JDS Uniphase Corp.(Æ)	5,623	71	Tech Data Corp.(Æ)	2,593	146
Juniper Networks, Inc.	24,301	642	Teradata Corp.(Æ)	3,429	151
KLA-Tencor Corp.	5,001	294	Teradyne, Inc.	10,599	193
Knowles Corp.(Æ)	5,487	105	Texas Instruments, Inc.	39,461	2,139
Lam Research Corp.	6,644	502	Twitter, Inc.(Æ)	5,441	212
Lambda TD Software, Inc.(Æ)	12,822	314	Tyler Technologies, Inc.(Æ)	140	17
Leidos Holdings, Inc.	5,416	226	Ultimate Software Group, Inc.(Æ)	109	18
Linear Technology Corp.	7,050	325	Veeco Instruments, Inc.(Æ)	540	16
LinkedIn Corp. Class A(Æ)	1,847	466	VeriFone Systems, Inc.(Æ)	3,217	115
Manhattan Associates, Inc.(Æ)	328	17	Verint Systems, Inc.(Æ)	273	17
Marvell Technology Group, Ltd.	26,590	373	VeriSign, Inc.(Æ)	3,219	204
Maxim Integrated Products, Inc.	9,626	316	Vishay Intertechnology, Inc.	12,519	159
Mentor Graphics Corp.	1,127	27	VMware, Inc. Class A(Æ)	2,204	194
Microchip Technology, Inc.	7,648	364	Western Digital Corp.	16,565	1,619
Micron Technology, Inc.(Æ)	38,719	1,089	Workday, Inc. Class A(Æ)	979	89
Microsemi Corp.(Æ)	608	20	Xilinx, Inc.	3,435	149
Microsoft Corp.	357,598	17,394	Yahoo!, Inc.(Æ)	50,488	2,149
MKS Instruments, Inc.	668	23	Yelp, Inc. Class A(Æ)	1,086	43
Motorola Solutions, Inc.	7,079	423	Zynga, Inc. Class A(Æ)	55,130	135
NCR Corp.(Æ)	11,307	310			132,784
NetApp, Inc.	5,609	203
NETGEAR, Inc.(Æ)	554	17	Utilities - 4.0%
NetSuite, Inc.(Æ)	813	78	AES Corp.	8,541	113
Nuance Communications, Inc.(Æ)	6,378	98	AGL Resources, Inc.	3,393	171
NVIDIA Corp.	23,283	517	ALLETE, Inc.	504	25
OmniVision Technologies, Inc.(Æ)	702	20	Alliant Energy Corp.	5,894	356
ON Semiconductor Corp.(Æ)	7,586	87	Ameren Corp.	7,063	289
Oracle Corp.	96,865	4,225	American Electric Power Co., Inc.	22,982	1,307
Palo Alto Networks, Inc.(Æ)	1,538	227	American States Water Co.	511	20
Plexus Corp.(Æ)	424	18	American Water Works Co., Inc.	5,618	306
PMC-Sierra, Inc.(Æ)	1,990	17	Aqua America, Inc.	5,275	141
Polycom, Inc.(Æ)	1,165	15	AT&T, Inc.	244,124	8,456
Progress Software Corp.(Æ)	731	19	Atmos Energy Corp.	7,011	379
PTC, Inc.(Æ)	1,378	53	Avista Corp.	726	24
QLogic Corp.(Æ)	1,286	19	Black Hills Corp.	519	26
QUALCOMM, Inc.	50,820	3,456	California Water Service Group	731	17
Rackspace Hosting, Inc.(Æ)	4,935	266	Calpine Corp.(Æ)	1,151	25
Red Hat, Inc.(Æ)	3,496	263	CenterPoint Energy, Inc.	11,459	240
Rogers Corp.(Æ)	228	17	CenturyLink, Inc.	36,788	1,323
Rovi Corp.(Æ)	2,303	43	Cleco Corp.	623	34
Sabre Corp.	1,873	47	CMS Energy Corp.	10,413	353
Salesforce.com, Inc.(Æ)	14,327	1,043	Consolidated Edison, Inc.	9,748	600
SanDisk Corp.	7,256	486	Dominion Resources, Inc.	2,832	203
Sanmina Corp.(Æ)	885	18	DTE Energy Co.	8,238	656
SBA Communications Corp. Class A(Æ)	5,238	607	Duke Energy Corp.	23,733	1,841
ScanSource, Inc.(Æ)	475	19	Dynegy, Inc. Class A(Æ)	1,034	34
ServiceNow, Inc.(Æ)	1,506	113	Edison International	9,279	565
Silicon Laboratories, Inc.(Æ)	343	18	El Paso Electric Co.	552	21
Skyworks Solutions, Inc.	7,806	720	Empire District Electric Co. (The)	698	16
SolarWinds, Inc.(Æ)	2,933	143	Entergy Corp.	4,454	344
Solera Holdings, Inc.	719	35	Eversource Energy	11,256	549

See accompanying notes which are an integral part of the financial statements.

556 Select U.S. Equity Fund

Russell Investment Company
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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($) or		Value	Amount ($) or	Value
	Shares		$	Shares	$
Exelon Corp.	27,611		939
FirstEnergy Corp.	6,537		235	Total Investments 90.1%
Frontier Communications Corp.	62,812		431	(identified cost $840,057)	832,910
Hawaiian Electric Industries, Inc.	4,288		134
Idacorp, Inc.	525		32	Other Assets and Liabilities, Net
Integrys Energy Group, Inc.	3,139		229	- 9.9%	91,215
ITC Holdings Corp.	4,373		157	Net Assets - 100.0%	924,125
Laclede Group, Inc. (The)	505		26
Level 3 Communications, Inc.(Æ)	7,692		430
MDU Resources Group, Inc.	10,838		242
MGE Energy, Inc.	479		20
National Fuel Gas Co.	1,049		68
New Jersey Resources Corp.	930		28
NextEra Energy, Inc.	7,723		780
NiSource, Inc.	7,253		315
Northwest Natural Gas Co.	404		19
NorthWestern Corp.	524		27
NRG Energy, Inc.	3,145		79
NRG Yield, Inc. Class A	320		16
OGE Energy Corp.	6,443		211
ONE Gas, Inc.	522		22
Otter Tail Corp.	564		17
Pepco Holdings, Inc.	7,488		195
PG&E Corp.	22,811		1,207
Piedmont Natural Gas Co., Inc.	834		31
Pinnacle West Capital Corp.	5,097		312
PNM Resources, Inc.	918		26
Portland General Electric Co.	836		29
PPL Corp.	14,154		482
Public Service Enterprise Group, Inc.	14,480		602
Questar Corp.	5,289		124
SCANA Corp.	8,132		431
Sempra Energy	6,083		646
South Jersey Industries, Inc.	413		22
Southern Co.	31,700		1,404
Southwest Gas Corp.	512		28
Sprint Corp.(Æ)	54,332		279
TECO Energy, Inc.	12,148		230
Telephone & Data Systems, Inc.	5,211		139
T-Mobile US, Inc.(Æ)	14,191		483
UGI Corp.	14,931		520
UIL Holdings Corp.	608		30
US Cellular Corp.(Æ)	2,005		74
Vectren Corp.	6,543		282
Verizon Communications, Inc.	109,247		5,510
Westar Energy, Inc. Class A	5,852		220
WGL Holdings, Inc.	557		31
Windstream Holdings, Inc.	3,467		41
Wisconsin Energy Corp.	5,630		277
Xcel Energy, Inc.	18,013		611
			37,157

Total Common Stocks
(cost $777,211)			770,064

Short-Term Investments - 6.8%
Russell U.S. Cash Management Fund	62,845,982	(8)	62,846
Total Short-Term Investments
(cost $62,846)			62,846

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 557

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Index Mini Futures		284	USD	32,967	06/15	159
S&P 500 Index E-Mini Futures		1,110	USD	115,379	06/15	(1,041)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(882)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$111,650	$—	$—		$111,650	12.1
Consumer Staples	53,868	—	2		53,870	5.8
Energy	66,968	—	—		66,968	7.2
Financial Services	149,298	—	—		149,298	16.2
Health Care	107,852	—	—		107,852	11.7
Materials and Processing	28,046	—	—		28,046	3.0
Producer Durables	82,439	—	—		82,439	8.9
Technology	132,784	—	—		132,784	14.4
Utilities	37,157	—	—		37,157	4.0
Short-Term Investments	—	62,846	—		62,846	6.8
Total Investments	770,062	62,846	2		832,910	90.1
Other Assets and Liabilities, Net						9.9
						100.0
Other Financial Instruments
Futures Contracts	(882)	—	—		(882)	(0.1)
Total Other Financial Instruments*	$(882)	$—	$—		$(882)

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

558 Select U.S. Equity Fund

Russell Investment Company
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Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$159

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$1,041

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(749)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,000)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 559

Russell Investment Company
Select U.S. Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$3	$ ---		$3
Total		$3	$ ---		$3

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Assets
Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Morgan Stanley	$ 3	$—	$ —		$3
Total	$ 3	$—	$ —		$3

See accompanying notes which are an integral part of the financial statements.

560 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1,420	$	— $	1,420
Total	$1,420	$	— $	1,420

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Morgan Stanley	$1,420	$	— $	1,420	$—
Total	$1,420	$	— $	1,420	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 561

Russell Investment Company
Select U.S. Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$840,057
Investments, at fair value(>)	832,910
Cash (restricted)(a)	6,100
Receivables:
Dividends and interest	706
Dividends from affiliated Russell funds	159
Investments sold	85,071
Fund shares sold	6,357
Variation margin on futures contracts	3
Prepaid expenses	14
Total assets	931,320

Liabilities
Payables:
Fund shares redeemed	5,468
Accrued fees to affiliates	218
Other accrued expenses	89
Variation margin on futures contracts	1,420
Total liabilities	7,195

Net Assets	$924,125

See accompanying notes which are an integral part of the financial statements.

562 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$749
Accumulated net realized gain (loss)	6,924
Unrealized appreciation (depreciation) on:
Investments	(7,147)
Futures contracts	(882)
Shares of beneficial interest	854
Additional paid-in capital	923,627
Net Assets	$924,125

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$10.82
Class S — Net assets	$2,421,026
Class S — Shares outstanding ($.01 par value)	223,768
Net asset value per share: Class T(#)	$10.83
Class T — Net assets	$867,406
Class T — Shares outstanding ($.01 par value)	80,093
Net asset value per share: Class Y(#)	$10.82
Class Y — Net assets	$920,836,461
Class Y — Shares outstanding ($.01 par value)	85,078,485
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$62,846
(a) Cash Collateral for Futures	$6,100
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 563

Russell Investment Company
Select U.S. Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3,219
Dividends from affiliated Russell funds	159
Total investment income	3,378

Expenses
Advisory fees	578
Administrative fees	91
Custodian fees	58
Transfer agent fees - Class S	1
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	8
Professional fees	38
Registration fees	30
Trustees’ fees	6
Printing fees	19
Offering fees	22
Miscellaneous	6
Expenses before reductions	857
Expense reductions	(174)
Net expenses	683
Net investment income (loss)	2,695

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	7,799
Futures contracts	(749)
Net realized gain (loss)	7,050
Net change in unrealized appreciation (depreciation) on:
Investments	(10,871)
Futures contracts	(1,000)
Net change in unrealized appreciation (depreciation)	(11,871)
Net realized and unrealized gain (loss)	(4,821)
Net Increase (Decrease) in Net Assets from Operations	$(2,126)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

564 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,695	$431
Net realized gain (loss)	7,050	(19)
Net change in unrealized appreciation (depreciation)	(11,871)	3,842
Net increase (decrease) in net assets from operations	(2,126)	4,254

Distributions
From net investment income
Class S	(3)	—
Class T	(1)	—
Class Y	(2,069)	(315)
From net realized gain
Class Y	(107)	—
Net decrease in net assets from distributions	(2,180)	(315)

Share Transactions*
Net increase (decrease) in net assets from share transactions	787,592	136,900
Total Net Increase (Decrease) in Net Assets	783,286	140,839

Net Assets
Beginning of period	140,839	—
End of period	$924,125	$140,839
Undistributed (overdistributed) net investment income included in net assets	$749	$127

(1) For the period August 1, 2014 (commencement of operations) to October 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 565

Russell Investment Company
Select U.S. Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:
	2015 (Unaudited)		2014	(1)
Shares		Dollars	Shares		Dollars

Class S(2)
Proceeds from shares sold	233	$2,517	—		$—
Proceeds from reinvestment of distributions	—	4	—		—
Payments for shares redeemed	(9)	(104)	—		—
Net increase (decrease)	224	2,417	—		—
Class T(2)
Proceeds from shares sold	83	893	—		—
Proceeds from reinvestment of distributions	—	1	—		—
Payments for shares redeemed	(3)	(31)	—		—
Net increase (decrease)	80	863	—		—
Class Y
Proceeds from shares sold	75,813	829,859	14,731		149,195
Proceeds from reinvestment of distributions	203	2,176	31		315
Payments for shares redeemed	(4,461)	(47,723)	(1,238)		(12,610)
Net increase (decrease)	71,555	784,312	13,524		136,900
Total increase (decrease)	71,859	$787,592	13,524		$136,900

(1) For the period August 1, 2014 (commencement of operations) to October 30, 2014.
(2) For the period January 5, 2015 (commencement of operations) to April 30, 2015.

See accompanying notes which are an integral part of the financial statements.

566 Select U.S. Equity Fund

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Russell Investment Company
Select U.S. Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class S
April 30, 2015(8)	10.00	.04	.80	.84	(.02)	—

Class T
April 30, 2015(8)	10.00	.04	.81	.85	(.02)	—

Class Y
April 30, 2015*	10.41	.07	.41	.48	(.06)	(.01)
October 31, 2014(7)	10.00	.04	.39	.43	(.02)	—

See accompanying notes which are an integral part of the financial statements.

568 Select U.S. Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.02)	10.82	2.14	2,421.64		.55	1.11	34

(.02)	10.83	2.25	867.64		.40	1.10	34

(.07)	10.82	4.58	920,837.44		.35	1.40	34
(.02)	10.41	4.34	140,839.60		.35	1.42	2

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 569

Russell Investment Company
Select International Equity Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class S	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	January 5, 2015	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,094.80	$1,021.62
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$2.13	$3.21

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the 116-day period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 116/365 (to reflect the period
Performance” provides information about actual account values	since commencement of operations). May reflect amounts waived and/or
and actual expenses. You may use the information in this column,	reimbursed. Without any waivers and/or reimbursements, expenses would have
together with the amount you invested, to estimate the expenses	been higher. Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.64% (representing the six-month period annualized), multiplied by
that you paid over the period. Simply divide your account value by	the average account value over the period, multiplied by 181/365 (to reflect the
$1,000 (for example, an $8,600 account value divided by $1,000	on-half year period).
= 8.6), then multiply the result by the number in the first column
in the row entitled “Expenses Paid During Period” to estimate			Hypothetical
Performance (5%
the expenses you paid on your account during this period.		Actual	return before
	Class T	Performance	expenses)
Hypothetical Example for Comparison Purposes	Beginning Account Value
The information in the table under the heading “Hypothetical	January 5, 2015	$1,000.00	$1,000.00
Performance (5% return before expenses)” provides information	Ending Account Value
	April 30, 2015	$1,094.80	$1,022.36
about hypothetical account values and hypothetical expenses	Expenses Paid During Period*	$1.63	$2.46
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s	* Expenses are equal to the Fund's annualized expense ratio of 0.49%
actual return. The hypothetical account values and expenses	(representing the 302-day period annualized), multiplied by the average account value over the period, multiplied by 116/365 (to reflect the period
may not be used to estimate the actual ending account balance or	since commencement of operations). May reflect amounts waived and/or
expenses you paid for the period. You may use this information	reimbursed. Without any waivers and/or reimbursements, expenses would have
to compare the ongoing costs of investing in the Fund and other	been higher. Hypothetical expenses are equal to the Fund’s annualized expense
funds. To do so, compare this 5% hypothetical example with the	ratio of 0.49% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the
5% hypothetical examples that appear in the shareholder reports	on-half year period).
of other funds.

570 Select International Equity Fund

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Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,061.20	$1,022.61
Expenses Paid During Period*	$2.25	$2.21

* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

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Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.3%			Tatts Group, Ltd.	141,414	451
Australia - 5.5%			Telstra Corp., Ltd.	295,699	1,454
ALS, Ltd.	39,489	164	Toll Holdings, Ltd.	86,191	612
Alumina, Ltd.	161,959	197	TPG Telecom, Ltd.	18,562	130
Amcor, Ltd. Class A	77,530	825	Transurban Group - ADR(Æ)	78,170	612
AMP, Ltd.	152,002	771	Treasury Wine Estates, Ltd.	67,339	296
APA Group	43,504	329	Washington H Soul Pattinson & Co., Ltd.	7,562	89
Asciano, Ltd.	10,030	52	Wesfarmers, Ltd.	51,406	1,774
ASX, Ltd. - ADR	7,423	247	Westfield Corp.(Æ)(ö)	28,192	210
Aurizon Holdings, Ltd.	31,695	121	Westpac Banking Corp.	172,762	4,967
AusNet Services(Æ)	95,591	111	Woodside Petroleum, Ltd.	31,797	878
Australia & New Zealand Banking			Woolworths, Ltd.	64,099	1,488
Group, Ltd. - ADR	145,754	3,908	WorleyParsons, Ltd.	19,763	178
Bank of Queensland, Ltd.	9,316	96			52,925
Bendigo & Adelaide Bank, Ltd.	87,448	833
BHP Billiton, Ltd. - ADR	187,637	4,816	Austria - 0.4%
BlueScope Steel, Ltd.	57,573	158	Andritz AG	536	31
Boral, Ltd.	77,581	387	Erste Group Bank AG	30,891	877
Brambles, Ltd.	64,510	551	EVN AG	15,053	172
Caltex Australia, Ltd.	9,401	262	Immofinanz AG(Æ)	97,073	292
Challenger, Ltd.	17,413	97	Mayr Melnhof Karton AG	1,981	230
Coca-Cola Amatil, Ltd.	2,757	22	Oesterreichische Post AG	3,501	170
Cochlear, Ltd.	4,674	308	OMV AG	16,252	543
Commonwealth Bank of Australia - ADR	103,184	7,234	Raiffeisen Bank International AG	6,856	115
Computershare, Ltd.	9,560	93	Strabag SE	5,597	131
Crown Resorts, Ltd.	14,125	145	Telekom Austria AG - ADR	926	7
CSL, Ltd.	32,276	2,317	UNIQA Insurance Group AG	12,614	124
Dexus Property Group(ö)	16,084	94	Verbund AG Class A	6,937	118
Echo Entertainment Group, Ltd.	108,760	389	Vienna Insurance Group AG Wiener
Federation Centres(ö)	40,184	94	Versicherung Gruppe	6,376	254
Flight Centre, Ltd.	203	7	Voestalpine AG	12,951	543
Fortescue Metals Group, Ltd.	161,093	275			3,607
Goodman Group(ö)	19,121	94
GPT Group (The)(ö)	61,571	217	Belgium - 1.4%
Harvey Norman Holdings, Ltd.	37,889	132	Ackermans & van Haaren NV	1,321	162
Iluka Resources, Ltd.	852	5	Ageas	20,348	763
Incitec Pivot, Ltd.	150,154	472	Anheuser-Busch InBev NV	45,936	5,581
Insurance Australia Group, Ltd.	157,442	721	Belgacom SA	14,649	547
Lend Lease Group	47,442	599	bpost SA	11,294	324
Macquarie Group, Ltd.	11,825	724	Colruyt SA	4,280	202
Medibank Private, Ltd.(Æ)	49,078	86	Delhaize Group SA	18,366	1,479
Metcash, Ltd.	86,750	91	D'ieteren SA	3,533	138
National Australia Bank, Ltd. - ADR	116,598	3,382	Elia System Operator SA	4,610	204
New Hope Corp., Ltd.	65,610	113	Financiere de Tubize SA	184	11
Newcrest Mining, Ltd.(Æ)	83,518	956	Groupe Bruxelles Lambert SA	10,220	897
Orica, Ltd.	36,734	585	KBC Groep NV	30,288	1,995
Origin Energy, Ltd.	120,098	1,203	Sofina SA	2,328	264
Qantas Airways, Ltd.(Æ)	73,209	196	Solvay SA	649	96
QBE Insurance Group, Ltd.	153,979	1,663	Telenet Group Holding NV(Æ)	564	34
Ramsay Health Care, Ltd.	12,787	630	UCB SA	6,523	470
REA Group, Ltd.	3,483	130	Umicore SA	5,496	273
Rio Tinto, Ltd. - ADR	16,308	734			13,440
Santos, Ltd.	16,766	109
Seek, Ltd.	23,169	297	Bermuda - 0.7%
Seven Group Holdings, Ltd.	26,308	152	Catlin Group, Ltd.	54,014	587
Sonic Healthcare, Ltd.	14,651	230	Cheung Kong Infrastructure Holdings,
Suncorp Group, Ltd.	87,817	908	Ltd.	47,000	399
Sydney Airport	58,643	250	Dairy Farm International Holdings, Ltd.	11,100	105
Tabcorp Holdings, Ltd.	53,143	204	Esprit Holdings, Ltd.	152,400	145
			First Pacific Co., Ltd.	172,000	167

See accompanying notes which are an integral part of the financial statements.

572 Select International Equity Fund

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Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Guoco Group, Ltd.	9,569	117	Enerplus Corp.	759	10
HAL Trust	2,528	420	Ensign Energy Services, Inc.	13,900	111
Hongkong Land Holdings, Ltd.	194,100	1,568	Fairfax Financial Holdings, Ltd.	3,378	1,845
Jardine Matheson Holdings, Ltd.	35,800	2,212	Finning International, Inc.	14,764	302
Jardine Strategic Holdings, Ltd.	2,200	76	First Capital Realty, Inc. Class A	7,692	128
Kerry Logistics Network, Ltd.	44,500	72	First Quantum Minerals, Ltd.(Æ)	58,972	903
Markit, Ltd.(Æ)	497	13	Fortis, Inc.	11,979	390
Noble Group, Ltd.	336,300	219	Franco-Nevada Corp. Class T	6,313	328
Orient Overseas International, Ltd.	63,000	387	Genworth MI Canada, Inc.	11,793	344
VTech Holdings, Ltd.	6,800	95	George Weston, Ltd.	2,289	189
		6,582	Gibson Energy, Inc.	790	18
			Gildan Activewear, Inc. Class A	1,602	51
Canada - 7.9%			Goldcorp, Inc.	81,470	1,534
Agrium, Inc.	13,333	1,381	Great-West Lifeco, Inc.(Þ)	38,072	1,168
Aimia, Inc.	405	4	H&R Real Estate Investment Trust(ö)	5,027	96
Alimentation Couche-Tard, Inc. Class B	15,882	608	Home Capital Group, Inc. Class B	3,453	136
AltaGas, Ltd. - ADR	598	20	Husky Energy, Inc.	47,660	1,066
ARC Resources, Ltd.	8,007	164	IGM Financial, Inc.	4,493	170
Atco, Ltd. Class I	9,600	364	Imperial Oil, Ltd.	40,918	1,804
Athabasca Oil Corp.(Æ)	1,761	3	Industrial Alliance Insurance &
Bank of Montreal	41,887	2,736	Financial Services, Inc.	8,501	309
Bank of Nova Scotia (The)	52,036	2,869	Intact Financial Corp.	6,675	514
Barrick Gold Corp.	113,894	1,480	Inter Pipeline, Ltd.	14,663	384
Baytex Energy Corp.	15,143	296	Jean Coutu Group PJC, Inc. (The) Class
BCE, Inc.	26,350	1,162	A	11,970	233
BlackBerry, Ltd. - ADR(Æ)	56,241	571	Keyera Corp.	17,966	632
Boardwalk Real Estate Investment			Kinross Gold Corp.(Æ)	51,623	125
Trust(ö)	3,319	167	Linamar Corp.	2,490	148
Bombardier, Inc.	2,567	5	Loblaw Cos., Ltd.	11,238	571
Bonavista Energy Corp.	18,040	124	Lundin Mining Corp.(Æ)	50,772	252
Brookfield Asset Management, Inc.			Magna International, Inc. Class A	23,514	1,185
Class A	24,773	1,334	Manulife Financial Corp.	79,090	1,440
Brookfield Canada Office Pro REIT(Æ)			MEG Energy Corp. Class A(Æ)	546	11
(ö)	5,216	122	Metro, Inc. Class A	26,940	779
CAE, Inc.	13,040	162	National Bank of Canada	11,740	474
Calloway Real Estate Investment Trust(ö)	4,941	125	New Gold, Inc.(Æ)	35,984	121
Cameco Corp.	4,653	82	Open Text Corp.	7,523	380
Canadian Imperial Bank of Commerce(Þ)	13,761	1,105	Pacific Rubiales Energy Corp.	27,576	93
Canadian National Railway Co.	40,944	2,644	Paramount Resources, Ltd. Class A	366	11
Canadian Natural Resources, Ltd.	82,615	2,745	Pembina Pipeline Corp.	10,544	367
Canadian Oil Sands, Ltd.	50,939	554	Pengrowth Energy Corp.	40,772	137
Canadian Pacific Railway, Ltd.	8,355	1,593	Penn West Petroleum, Ltd.	39,396	98
Canadian Tire Corp., Ltd. Class A	12,882	1,364	Peyto Exploration & Development Corp.	770	22
Canadian Utilities, Ltd. Class A	3,212	104	Potash Corp. of Saskatchewan, Inc.	20,734	677
CCL Industries, Inc. Class B	1,431	165	Power Corp. of Canada	34,306	943
Cenovus Energy, Inc.	85,230	1,606	Power Financial Corp.	34,315	1,061
CGI Group, Inc. Class A(Æ)	3,761	158	Precision Drilling Corp.	26,102	190
Choice Properties Real Estate			Progressive Waste Solutions, Ltd.(Æ)	6,362	184
Investment Trust(ö)	13,518	125	Quebecor, Inc. Class B	4,620	127
CI Financial Corp.	5,746	169	RioCan Real Estate Investment Trust(ö)	10,533	261
Cominar Real Estate Investment Trust(ö)	11,624	184	Ritchie Bros Auctioneers, Inc.	10,981	278
Constellation Software, Inc.(Þ)	1,165	457	Rogers Communications, Inc. Class B	16,896	604
Crescent Point Energy Corp.	3,019	79	Royal Bank of Canada - GDR	72,542	4,818
Dollarama, Inc.	12,481	717	Saputo, Inc. - ADR	23,472	696
Eldorado Gold Corp.	44,431	221	Shaw Communications, Inc. Class B	28,469	651
Emera, Inc.	12,854	433	ShawCor, Ltd.	277	9
Empire Co., Ltd. Class A	9,353	676	SNC-Lavalin Group, Inc.	483	17
Enbridge, Inc.	28,000	1,463	Sun Life Financial, Inc.	19,351	619
Encana Corp.	22,952	326	Suncor Energy, Inc.	138,649	4,516

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Talisman Energy, Inc.	70,728	565	Nokian Renkaat OYJ	648	21
Teck Resources, Ltd. Class B	36,936	560	Orion OYJ Class A(Æ)	2,177	70
TELUS Corp.	23,776	822	Orion OYJ Class B	6,913	227
TMX Group, Ltd.	2,300	103	Outokumpu OYJ(Æ)	23,196	140
Toronto Dominion Bank	96,671	4,463	Sampo OYJ Class A	34,221	1,661
Tourmaline Oil Corp.(Æ)(Þ)	677	23	Stora Enso OYJ Class R	64,629	682
TransCanada Corp.	35,639	1,654	UPM-Kymmene OYJ	60,038	1,089
Trican Well Service, Ltd.	18,819	80	Wartsila OYJ Abp Class B	2,105	97
Valeant Pharmaceuticals International,					8,932
Inc.(Æ)	14,260	3,092
Veresen, Inc.	8,626	130	France - 9.1%
Vermilion Energy, Inc.	2,720	131	Accor SA	1,402	77
West Fraser Timber Co., Ltd.	1,580	81	Aeroports de Paris	3,543	437
WestJet Airlines, Ltd.	3,601	81	Air France-KLM(Æ)	2,141	19
Whitecap Resources, Inc.	947	12	Air Liquide SA Class A	15,453	2,023
Yamana Gold, Inc.	38,286	146	Alcatel-Lucent - ADR(Æ)	52,863	184
		77,140	Alstom SA(Æ)	26,082	818
			Areva SA(Æ)	10,974	95
Cayman Islands - 0.1%			Arkema SA	7,096	571
HK Electric Investments & HK Electric			Atos SE	1,656	129
Investments, Ltd.(Þ)	270,500	183	AXA SA	166,453	4,202
Melco Crown Entertainment, Ltd.	8,400	58	BioMerieux	1,771	191
Sands China, Ltd.	28,000	115	BNP Paribas SA	70,265	4,424
Wynn Macau, Ltd.	6,400	13	Bollore SA	20,924	119
Xinyi Glass Holdings, Ltd.	216,000	144	Bourbon	295	6
		513	Bouygues SA - ADR	22,599	935
			Bureau Veritas SA	8,389	197
Denmark - 1.4%			Capital Gemini SA	13,740	1,220
AP Moeller - Maersk A/S Class A	133	256	Carrefour SA	21,128	729
AP Moeller - Maersk A/S Class B	751	1,487	Casino Guichard Perrachon SA(Æ)	4,856	430
Carlsberg A/S Class B	12,122	1,106	CGG SA(Æ)	18,070	128
Christian Hansen Holding A/S	8,215	398	Christian Dior SE	4,544	891
Coloplast A/S Class B	11,901	972	Cie de Saint-Gobain	45,886	2,090
Danske Bank A/S	44,245	1,254	CNP Assurances	15,315	275
DSV A/S	5,654	196	Credit Agricole SA	173,056	2,686
FLSmidth & Co. A/S	5,127	219	Danone SA	24,721	1,787
H Lundbeck A/S(Æ)	393	8	Dassault Systemes SA	15,630	1,205
ISS A/S	220	7	Edenred	3,631	97
Jyske Bank A/S(Æ)	538	26	Eiffage SA	6,990	427
Novo Nordisk A/S Class B	105,552	5,914	Electricite de France SA	26,935	685
Novozymes A/S Class B	11,261	520	Engie	123,496	2,515
Pandora A/S	3,768	390	Eramet(Æ)	1,512	124
Rockwool International A/S Class B	547	72	Essilor International SA	15,166	1,842
TDC A/S	25,269	192	Etablissements Maurel et Prom(Æ)	484	5
Topdanmark A/S(Æ)	8,218	246	Euler Hermes Group	1,338	147
Tryg A/S	2,262	245	Eurazeo SA	205	15
Vestas Wind Systems A/S	1,259	57	Eutelsat Communications SA	19,495	679
William Demant Holding A/S(Æ)	878	72	Faurecia	264	12
		13,637	Financiere de L'Odet	260	303
			Gecina SA(ö)	1,310	179
Finland - 0.9%			Groupe Eurotunnel SE	36,000	577
Cargotec OYJ Class B	4,804	194	Havas SA	16,965	141
Elisa OYJ Class A	13,097	401	Iliad SA	444	105
Fortum OYJ	26,748	529	Imerys SA	369	28
Kesko OYJ Class A	2,157	82	Ingenico	3,200	401
Kesko OYJ Class B	8,858	363	Ipsen SA	1,783	103
Kone OYJ Class B	31,227	1,346	JCDecaux SA	392	15
Metso OYJ	975	28	Kering	3,557	657
Neste Oil OYJ	19,078	519	Korian-Medica Class B	2,508	86
Nokia OYJ	219,291	1,483

See accompanying notes which are an integral part of the financial statements.

574 Select International Equity Fund

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Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Lafarge SA	9,672	708	Deutsche Bank AG	90,860	2,928
Legrand SA - ADR	13,782	796	Deutsche Lufthansa AG(Æ)	28,409	395
L'Oreal SA	10,350	1,974	Deutsche Post AG	37,855	1,256
LVMH Moet Hennessy Louis Vuitton			Deutsche Postbank AG	2,788	115
SE - ADR	12,427	2,173	Deutsche Telekom AG	121,897	2,250
Metropole Television SA	5,549	116	Deutsche Wohnen AG	18,035	475
Natixis SA	134,578	1,114	E.ON SE	115,544	1,811
Neopost SA	1,612	78	Evonik Industries AG	6,658	258
Numericable Group SA(Æ)	5,773	321	Fielmann AG	2,855	195
Orange SA - ADR	243,852	4,014	Fraport AG Frankfurt Airport Services
Orpea	5,089	335	Worldwide	2,332	148
Pernod Ricard SA	15,169	1,883	Freenet AG	7,645	250
Peugeot SA(Æ)	64,957	1,223	Fresenius Medical Care AG & Co. KGaA	18,664	1,574
Plastic Omnium SA	266	7	Fresenius SE & Co. KGaA	27,740	1,656
Publicis Groupe SA - ADR	8,639	723	GEA Group AG	6,113	295
Renault SA	23,260	2,439	Hannover Rueck SE	10,052	1,027
Rexel SA Class H	22,468	424	HeidelbergCement AG	11,124	859
Safran SA	11,030	805	Henkel AG & Co. KGaA	1,994	203
Sanofi - ADR	64,134	6,522	Hochtief AG	120	9
Schneider Electric SE	19,777	1,475	HUGO BOSS AG	1,491	184
SCOR SE - ADR	25,018	900	Infineon Technologies AG - ADR	12,476	148
SEB SA	1,777	165	K+S AG	11,539	380
Societe BIC SA	3,717	635	Kabel Deutschland Holding AG(Æ)	1,224	165
Societe Fonciere Lyonnaise SA(ö)	2,426	113	KION Group AG(Æ)	248	11
Societe Generale SA	59,984	2,992	Krones AG	1,620	179
Societe Television Francaise 1	12,989	227	Lanxess AG	8,048	432
Sodexo SA	6,530	662	LEG Immobilien AG	3,255	254
Suez Environnement Co.	27,494	560	Linde AG	7,771	1,523
Tarkett(Æ)	5,155	139	MAN SE	877	95
Technip SA	12,468	849	Merck KGaA	10,519	1,141
Teleperformance - GDR	5,467	409	MTU Aero Engines AG	1,638	162
Thales SA	5,445	331	Muenchener Rueckversicherungs-
Total SA	157,161	8,513	Gesellschaft AG	15,564	3,054
Valeo SA	4,391	702	OSRAM Licht AG	4,636	245
Vallourec SA	14,532	342	ProSiebenSat.1 Media AG	1,286	66
Veolia Environnement SA	59,430	1,259	Puma SE	580	118
Vicat	2,082	150	Rational AG	312	110
Vinci SA	47,923	2,940	Rheinmetall AG	3,505	181
Vivendi SA - ADR	129,804	3,256	Rhoen Klinikum AG	4,181	116
Wendel SA	2,738	336	Rocket Internet AG(Æ)	359	18
Zodiac Aerospace	10,445	384	RWE AG	8,882	222
		88,005	Salzgitter AG	4,210	145
			SAP SE - ADR	40,973	3,126
Germany - 6.8%			Siemens AG	39,816	4,358
adidas AG	5,349	441	Sky Deutschland AG(Æ)	2,399	18
Allianz SE	38,309	6,551	Software AG	2,516	73
Aurubis AG	3,257	207	STADA Arzneimittel AG	5,641	207
Axel Springer SE Class A	1,950	109	Suedzucker AG	8,798	133
BASF SE	36,774	3,689	Symrise AG	14,131	863
Bayer AG	42,725	6,224	Talanx AG	6,377	204
Bayerische Motoren Werke AG	25,511	3,034	Telefonica Deutschland Holdings(Æ)	3,978	25
Beiersdorf AG(Æ)	5,401	472	ThyssenKrupp AG - ADR	28,410	761
Bilfinger SE	3,474	174	TUI AG	16,744	314
Brenntag AG	836	50	United Internet AG	6,961	314
Celesio AG	4,713	140	Volkswagen AG	830	212
Commerzbank AG(Æ)	89,651	1,216	Wacker Chemie AG	943	118
Continental AG	3,022	714	Wirecard AG	7,236	319
Daimler AG	76,128	7,361			66,207
Deutsche Annington Immobilien SE	3,762	127

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 575

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Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hong Kong - 2.0%			Bezeq The Israeli Telecommunication
AIA Group, Ltd.	224,600	1,499	Corp., Ltd.	90,801	172
Bank of East Asia, Ltd. (The)	97,200	422	Check Point Software Technologies, Ltd.
Cathay Pacific Airways, Ltd.	92,000	237	(Æ)	14,381	1,201
Champion REIT(Æ)(ö)	196,000	106	Delek Group, Ltd.	18	5
China South City Holdings, Ltd.	218,000	96	Mizrahi Tefahot Bank, Ltd.(Æ)	11,133	125
Galaxy Entertainment Group, Ltd.	27,000	130	NICE-Systems, Ltd.	6,388	385
Global Brands Group Holdings, Ltd.(Æ)	508,000	104	Taro Pharmaceutical Industries, Ltd.(Æ)	611	86
Goldin Financial Holdings, Ltd.(Æ)	196,000	782	Teva Pharmaceutical Industries, Ltd.	44,260	2,680
Hang Lung Group, Ltd.	65,000	344			5,763
Hang Lung Properties, Ltd. - ADR	237,000	801
Hang Seng Bank, Ltd.	13,800	269	Italy - 2.6%
Henderson Land Development Co., Ltd.	177,000	1,422	A2A SpA	201,645	232
Hong Kong & China Gas Co., Ltd.	244,000	582	Assicurazioni Generali SpA	103,796	2,033
Hong Kong Exchanges and Clearing,			Atlantia SpA	40,963	1,153
Ltd.	34,600	1,320	Autogrill SpA(Æ)	815	8
Hongkong & Shanghai Hotels, Ltd. (The)	146,000	214	Banca Monte dei Paschi di Siena SpA	195,033	120
Hopewell Holdings, Ltd.	97,000	373	Banca Popolare dell'Emilia Romagna SC	37,716	310
Hutchison Whampoa, Ltd.	204,000	3,010	Banca Popolare di Milano Scarl(Æ)	414,179	427
Hysan Development Co., Ltd.	49,000	227	Banco Popolare SC(Æ)	3,385	53
Link REIT (The)(ö)	78,500	487	Buzzi Unicem SpA	572	9
MTR Corp., Ltd.	68,000	335	Credito Emiliano SpA	16,345	137
New World Development Co., Ltd.	142,000	188	Davide Campari-Milano SpA	12,672	98
PCCW, Ltd.	120,000	80	De Longhi SPA(Æ)	4,420	100
Power Assets Holdings, Ltd.	77,000	778	Enel SpA	505,956	2,393
Sino Land Co., Ltd.	366,000	645	ENI SpA - ADR	200,093	3,852
SJM Holdings, Ltd.	3,000	4	EXOR SpA	12,480	577
Sun Hung Kai Properties, Ltd.	103,000	1,714	Finmeccanica SpA(Æ)	51,275	657
Swire Pacific, Ltd. Class A	102,000	1,379	Fondiaria-Sai SpA(Æ)	6,640	19
Swire Pacific, Ltd. Class B	52,500	133	Hera SpA	103,399	272
Swire Properties, Ltd.	180,400	621	Intesa Sanpaolo SpA	1,437,698	4,793
Television Broadcasts, Ltd.	13,600	89	Luxottica Group SpA	10,107	667
Wharf Holdings, Ltd. (The)	124,000	895	Mediaset SpA	4,253	22
Wheelock & Co., Ltd.	52,000	293	Mediobanca SpA	23,587	230
		19,579	Moncler SpA	462	8
			Parmalat SpA	125,743	348
Ireland - 0.5%			Pirelli & C. SpA - ADR	1,497	26
Bank of Ireland(Æ)	1,896,258	732	Prada SpA	12,500	68
CRH PLC	37,210	1,042	Prysmian SpA	518	11
DCC PLC	4,758	303	Recordati SpA	9,173	182
Glanbia PLC	7,362	137	Saipem SpA - ADR(Æ)	23,885	316
ICON PLC(Æ)	3,245	209	Salvatore Ferragamo SpA	347	11
Kerry Group PLC Class A	11,474	842	Snam Rete Gas SpA	112,705	587
King Digital Entertainment PLC	665	11	Telecom Italia SpA(Æ)	1,558,250	1,832
Paddy Power PLC	2,872	257	Telecom Italia SpA	470,081	454
Seagate Technology PLC	19,106	1,121	Terna Rete Elettrica Nazionale SpA	34,994	165
Smurfit Kappa Group PLC	3,030	93	Tod's SpA	64	6
Weatherford International PLC(Æ)	35,986	524	UniCredit SpA	270,131	1,934
Willis Group Holdings PLC	1,214	59	Unione di Banche Italiane SCpA	53,993	430
		5,330	Unipol Gruppo Finanziario SpA	26,362	139
			UnipolSai SpA	73,868	207
Isle of Man - 0.0%			US Radio, Inc.(Æ)	311	83
Genting Singapore PLC	82,300	63	World Duty Free SpA(Æ)	599	7
Playtech PLC	941	12			24,976
		75
			Japan - 17.5%
Israel - 0.6%			ABC-Mart, Inc.	3,500	199
Azrieli Group	9,015	389	Acom Co., Ltd.(Æ)	2,900	10
Bank Hapoalim BM	83,194	417	Advantest Corp.	5,200	61
Bank Leumi Le-Israel BM(Æ)	77,935	303	Aeon Co., Ltd.	50,500	627

See accompanying notes which are an integral part of the financial statements.

576 Select International Equity Fund

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Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AEON Financial Service Co., Ltd.	300	8	GS Yuasa Corp.	3,000	14
Aeon Mall Co., Ltd.	300	6	GungHo Online Entertainment, Inc.	1,500	6
Air Water, Inc.	16,000	284	Gunma Bank, Ltd.	62,000	439
Aisin Seiki Co., Ltd.	18,300	833	Hachijuni Bank, Ltd. (The)	61,000	476
Ajinomoto Co., Inc.	25,000	554	Hakuhodo DY Holdings, Inc.	21,500	230
Alfresa Holdings Corp.	19,000	283	Hamamatsu Photonics KK	18,800	549
Amada Holdings Co., Ltd.	2,900	29	Hankyu Hanshin Holdings, Inc.	19,000	115
ANA Holdings, Inc.	174,000	482	Hikari Tsushin, Inc.	100	7
Aozora Bank, Ltd.	94,000	351	Hino Motors, Ltd.	700	9
Asahi Glass Co., Ltd.	82,000	548	Hirose Electric Co., Ltd.	1,500	209
Asahi Group Holdings, Ltd.	22,500	722	Hiroshima Bank, Ltd. (The)	25,000	146
Asahi Kasei Corp.	89,000	835	Hisamitsu Pharmaceutical Co., Inc.	3,400	147
Asics Corp.	14,200	362	Hitachi Capital Corp.	5,900	134
Astellas Pharma, Inc.	118,000	1,837	Hitachi Chemical Co., Ltd.	19,100	368
Bandai Namco Holdings, Inc.	1,200	25	Hitachi Construction Machinery Co.,
Bank of Kyoto, Ltd. (The)	32,000	344	Ltd.	5,200	92
Bank of Yokohama, Ltd. (The)	74,000	470	Hitachi High-Technologies Corp.	4,600	133
Benesse Holdings, Inc.	4,000	125	Hitachi Metals, Ltd.	11,000	172
Bridgestone Corp.	29,300	1,224	Hitachi, Ltd.	343,000	2,338
Brother Industries, Ltd.	14,900	237	Hokuhoku Financial Group, Inc.	173,000	414
Calbee, Inc.	7,700	313	Hokuriku Electric Power Co.	14,500	214
Canon, Inc.	59,100	2,109	Honda Motor Co., Ltd.	94,300	3,189
Casio Computer Co., Ltd.	12,800	259	Hoshizaki Electric Co., Ltd.	5,800	342
Central Japan Railway Co.	7,800	1,384	Hoya Corp.	27,300	1,054
Century Tokyo Leasing Corp.	7,800	245	Ibiden Co., Ltd.	10,500	183
Chiba Bank, Ltd. (The)	64,000	526	Idemitsu Kosan Co., Ltd.	10,400	202
Chiyoda Corp.	16,000	145	IHI Corp.	71,000	326
Chubu Electric Power Co., Inc.	26,100	343	Iida Group Holdings(Æ)	13,900	188
Chugai Pharmaceutical Co., Ltd.	22,600	688	Inpex Corp.	103,700	1,299
Chugoku Bank, Ltd. (The)	20,700	332	Isetan Mitsukoshi Holdings, Ltd.	23,200	375
Chugoku Electric Power Co., Inc. (The)	20,700	302	Isuzu Motors, Ltd.	7,300	97
Citizen Holdings Co., Ltd.	2,300	18	ITOCHU Corp.	128,400	1,582
Credit Saison Co., Ltd.	16,800	318	Itochu Techno-Solutions Corp.	4,400	100
Dai Nippon Printing Co., Ltd.	69,000	714	Iyo Bank, Ltd. (The)	39,300	489
Daicel Chemical Industries, Ltd.	25,300	304	J Front Retailing Co., Ltd.	12,900	214
Daido Steel Co., Ltd.	37,000	177	Japan Display, Inc.(Æ)	40,600	167
Daihatsu Motor Co., Ltd.	24,500	354	Japan Exchange Group, Inc.	1,000	29
Dai-ichi Life Insurance Co., Ltd. (The)	27,700	454	Japan Petroleum Exploration Co., Ltd.	4,500	173
Daiichi Sankyo Co., Ltd.	64,400	1,121	Japan Tobacco, Inc.	40,900	1,431
Daikin Industries, Ltd.	12,800	862	JFE Holdings, Inc.	32,400	730
Daito Trust Construction Co., Ltd.	5,600	651	JGC Corp.	6,000	125
Daiwa House Industry Co., Ltd.	7,300	163	Joyo Bank, Ltd. (The)	66,000	360
Daiwa Securities Group, Inc.	14,000	116	JSR Corp.	6,700	114
Dena Co., Ltd.	11,900	238	JTEKT Corp.	1,100	19
Denso Corp.	22,700	1,126	JX Holdings, Inc.	157,200	685
Dentsu, Inc.	3,000	139	Kajima Corp.	90,000	430
Disco Corp.	1,700	154	Kakaku.com, Inc.	1,200	19
Don Quijote Holdings Co., Ltd.	3,300	249	Kamigumi Co., Ltd.	30,000	297
East Japan Railway Co.	15,400	1,360	Kaneka Corp.	42,000	293
Eisai Co., Ltd.	5,800	386	Kansai Electric Power Co., Inc. (The)(Æ)	33,900	341
Electric Power Development Co., Ltd.	16,100	543	Kansai Paint Co., Ltd.	11,000	196
FamilyMart Co., Ltd.	3,500	150	Kao Corp.	33,200	1,585
FANUC Corp.	7,600	1,662	Kawasaki Heavy Industries, Ltd.	80,000	411
Fast Retailing Co., Ltd.	1,400	550	KDDI Corp.	96,000	2,268
Fuji Electric Co., Ltd.	4,000	19	Keihan Electric Railway Co., Ltd.	29,000	168
Fuji Heavy Industries, Ltd.	28,200	940	Keikyu Corp.	13,000	103
FUJIFILM Holdings Corp.	32,500	1,228	Keio Corp.	22,000	170
Fujitsu, Ltd.	29,000	191	Keisei Electric Railway Co., Ltd.	16,000	189
Fukuoka Financial Group, Inc.	122,000	700	Keyence Corp.	3,100	1,657

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 577

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Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kikkoman Corp.	19,000	542	Nippon Electric Glass Co., Ltd.	34,000	194
Kintetsu Group Holdings Co., Ltd.	10,000	35	Nippon Express Co., Ltd.	74,000	425
Kirin Holdings Co., Ltd.	19,800	262	Nippon Paint Holdings Co., Ltd.	7,700	258
Kobayashi Pharmaceutical Co., Ltd.	1,400	98	Nippon Shokubai Co., Ltd.	25,000	346
Kobe Steel, Ltd.	276,000	497	Nippon Steel & Sumitomo Metal Corp.	510,000	1,329
Koito Manufacturing Co., Ltd.	5,900	207	Nippon Telegraph & Telephone Corp.	39,900	2,689
Komatsu, Ltd.	57,300	1,151	Nippon Yusen	109,000	343
Konami Corp.	1,300	24	Nissan Motor Co., Ltd.	213,100	2,207
Konica Minolta, Inc.	31,500	346	Nisshin Seifun Group, Inc.	28,800	337
Kubota Corp.	34,000	528	Nissin Foods Holdings Co., Ltd.	8,600	411
Kuraray Co., Ltd.	45,000	606	Nitori Holdings Co., Ltd.	8,900	681
Kurita Water Industries, Ltd.	6,000	156	Nitto Denko Corp.	8,300	531
Kyocera Corp.	19,900	1,039	NOK Corp.	5,600	176
Kyowa Hakko Kirin Co., Ltd.	12,000	176	Nomura Holdings, Inc.	115,900	753
Kyushu Electric Power Co., Inc.	11,600	123	Nomura Real Estate Holdings, Inc.	16,900	343
Lawson, Inc.	2,300	165	Nomura Research Institute, Ltd.	7,000	275
LIXIL Group Corp.	23,200	482	NSK, Ltd.	3,000	47
M3, Inc.	7,400	139	NTT Data Corp.	2,800	125
Mabuchi Motor Co., Ltd.	6,300	373	NTT DOCOMO, Inc.	62,200	1,105
Makita Corp.	1,900	95	NTT Urban Development Corp.	800	8
Marubeni Corp.	136,500	847	Obayashi Corp.	28,000	187
Marui Group Co., Ltd.	29,300	317	Obic Co., Ltd.	7,200	299
Mazda Motor Corp.	2,500	49	Odakyu Electric Railway Co., Ltd.	15,000	151
McDonald's Holdings Co. Japan, Ltd.	4,100	89	Oji Holdings Corp.	81,000	360
Medipal Holdings Corp.	16,700	227	Olympus Corp.	11,100	400
MEIJI Holdings Co., Ltd.	1,600	183	Omron Corp.	7,300	335
Minebea Co., Ltd.	20,000	307	Ono Pharmaceutical Co., Ltd.	600	65
Mitsubishi Chemical Holdings Corp.	186,800	1,153	Oracle Corp. Japan	2,200	100
Mitsubishi Corp.	109,000	2,356	Oriental Land Co., Ltd.	13,200	889
Mitsubishi Electric Corp.	62,000	804	ORIX Corp.	108,900	1,665
Mitsubishi Estate Co., Ltd.	25,000	588	Osaka Gas Co., Ltd.	215,000	912
Mitsubishi Gas Chemical Co., Inc.	29,000	162	Otsuka Corp.	2,600	120
Mitsubishi Heavy Industries, Ltd.	105,000	583	Otsuka Holdings Co., Ltd.	34,600	1,090
Mitsubishi Logistics Corp.	1,000	15	Panasonic Corp.	99,400	1,425
Mitsubishi Materials Corp.	89,000	322	Park24 Co., Ltd.	5,200	104
Mitsubishi Motors Corp.	12,300	113	Rakuten, Inc.	19,200	335
Mitsubishi Tanabe Pharma Corp.	19,300	326	Recruit Holdings Co., Ltd.	9,200	310
Mitsubishi UFJ Financial Group, Inc.	739,300	5,216	Renesas Electronics Corp.(Æ)	900	6
Mitsubishi UFJ Lease & Finance Co.,			Resona Holdings, Inc.	150,600	801
Ltd.	55,200	296	Ricoh Co., Ltd.	66,400	690
Mitsui & Co., Ltd.	131,500	1,841	Rinnai Corp.	2,300	175
Mitsui Chemicals, Inc.	101,000	333	Rohm Co., Ltd.	4,300	298
Mitsui Fudosan Co., Ltd.	18,000	533	Sankyo Co., Ltd.	4,800	181
Mitsui OSK Lines, Ltd.	69,000	243	Sanrio Co., Ltd.	200	5
Mizuho Financial Group, Inc.	1,358,700	2,593	Santen Pharmaceutical Co., Ltd.	39,000	516
MS&AD Insurance Group Holdings, Inc.	13,500	387	SBI Holdings, Inc.	1,100	15
Murata Manufacturing Co., Ltd.	10,100	1,425	Secom Co., Ltd.	9,100	643
Nabtesco Corp.	8,100	223	Sega Sammy Holdings, Inc.	18,100	253
Nagoya Railroad Co., Ltd.	67,000	265	Seibu Holdings, Inc.	1,100	32
Nankai Electric Railway Co., Ltd.	30,000	144	Seiko Epson Corp.	18,800	328
NEC Corp.	185,000	620	Sekisui Chemical Co., Ltd.	30,000	401
Nexon Co., Ltd.	1,400	18	Sekisui House, Ltd.	20,400	317
NGK Insulators, Ltd.	14,000	314	Seven & i Holdings Co., Ltd.	36,100	1,555
NGK Spark Plug Co., Ltd.	9,800	273	Seven Bank, Ltd.	44,800	241
NH Foods, Ltd.	19,000	415	Sharp Corp.	4,000	9
NHK Spring Co., Ltd.	22,300	254	Shikoku Electric Power Co., Inc.(Æ)	13,500	183
Nidec Corp.	14,600	1,089	Shimadzu Corp.	16,000	187
Nikon Corp.	31,000	438	Shimamura Co., Ltd.	4,000	397
Nintendo Co., Ltd.	4,500	760	Shimano, Inc.	4,600	654

See accompanying notes which are an integral part of the financial statements.

578 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Shimizu Corp.	44,000	317	Toshiba Corp.	127,000	508
Shin-Etsu Chemical Co., Ltd.	26,100	1,598	TOTO, Ltd.	5,000	71
Shinsei Bank, Ltd.	211,000	432	Toyo Seikan Group Holdings, Ltd.	12,100	191
Shionogi & Co., Ltd.	20,000	652	Toyo Suisan Kaisha, Ltd.	8,200	286
Shiseido Co., Ltd.	17,400	314	Toyoda Gosei Co., Ltd.	11,100	257
Shizuoka Bank, Ltd. (The)	43,000	474	Toyota Boshoku Corp.	14,200	210
Showa Shell Sekiyu KK	17,800	172	Toyota Industries Corp.	12,300	697
SMC Corp.	4,600	1,384	Toyota Motor Corp.	142,700	9,912
SoftBank Corp.	18,700	1,169	Toyota Tsusho Corp.	14,100	362
Sojitz Corp.	119,900	235	Trend Micro, Inc.	5,100	173
Sompo Japan Nipponkoa Holdings, Inc.	4,200	137	Unicharm Corp.	33,000	828
Sony Corp.	61,900	1,870	USS Co., Ltd.	15,000	263
Sony Financial Holdings, Inc.	8,200	147	West Japan Railway Co.	14,500	803
Stanley Electric Co., Ltd.	7,300	164	Yahoo! Japan Corp.	36,500	149
Sumco Corp.	8,400	127	Yakult Honsha Co., Ltd.	8,900	558
Sumitomo Chemical Co., Ltd.	74,000	413	Yamada Denki Co., Ltd.	52,800	216
Sumitomo Corp.	114,700	1,356	Yamaguchi Financial Group, Inc.	30,000	375
Sumitomo Dainippon Pharma Co., Ltd.	900	10	Yamaha Corp.	1,500	27
Sumitomo Electric Industries, Ltd.	86,200	1,218	Yamaha Motor Co., Ltd.	15,900	373
Sumitomo Heavy Industries, Ltd.	90,000	559	Yamato Holdings Co., Ltd.	32,400	723
Sumitomo Metal Mining Co., Ltd.	80,000	1,176	Yamazaki Baking Co., Ltd.	31,000	551
Sumitomo Mitsui Financial Group, Inc.	79,800	3,480	Yaskawa Electric Corp.	700	10
Sumitomo Mitsui Trust Holdings, Inc.	268,000	1,177	Yokogawa Electric Corp.	700	8
Sumitomo Realty & Development Co.,			Yokohama Rubber Co., Ltd. (The)	21,000	225
Ltd.	7,000	270			170,318
Sumitomo Rubber Industries, Ltd.	29,200	537
Suntory Beverage & Food, Ltd.	5,700	243	Jersey - 0.7%
Suruga Bank Ltd.	1,600	35	Delphi Automotive PLC	24,414	2,026
Suzuken Co., Ltd.	11,200	349	Experian PLC	45,724	817
Suzuki Motor Corp.	19,100	617	Genel Energy PLC(Æ)	609	6
Sysmex Corp.	16,700	923	Glencore PLC(Æ)	434,690	2,070
T&D Holdings, Inc.	7,700	110	Henderson Group PLC	9,460	40
Taiheiyo Cement Corp.	7,000	22	Petrofac, Ltd.	24,942	335
Taisei Corp.	64,000	371	Polyus Gold International, Ltd.	3,409	10
Taisho Pharmaceutical Holdings Co.,			Randgold Resources, Ltd.	276	21
Ltd.	2,900	203	United Business Media, Ltd.	3,798	33
Taiyo Nippon Sanso Corp.	19,000	243	Wolseley PLC - ADR	5,673	336
Takashimaya Co., Ltd.	32,000	299	WPP PLC	54,968	1,284
Takeda Pharmaceutical Co., Ltd.	29,700	1,526			6,978
TDK Corp.	4,500	323
Teijin, Ltd.	55,000	186	Luxembourg - 0.3%
Terumo Corp.	5,300	136	Altice SA	337	35
THK Co., Ltd.	2,800	71	ArcelorMittal	102,383	1,089
Tobu Railway Co., Ltd.	18,000	86	GAGFAH SA	9,480	203
Toho Co., Ltd.	8,200	204	L'Occitane International SA	61,000	180
Toho Gas Co., Ltd.	35,000	212	Pacific Drilling SA(Æ)	2,412	11
Tohoku Electric Power Co., Inc.	9,900	124	RTL Group SA	2,083	195
Tokio Marine Holdings, Inc.	26,600	1,084	Samsonite International SA	7,200	26
Tokyo Broadcasting System Holdings,			SES SA	22,552	790
Inc.	12,000	158	Subsea 7 SA	30,690	342
Tokyo Electric Power Co., Inc.(Æ)	116,200	474	Tenaris SA	16,452	253
Tokyo Electron, Ltd.	9,700	530	Ternium SA - ADR	7,378	156
Tokyo Gas Co., Ltd.	112,000	643			3,280

Tokyo Tatemono Co., Ltd.	2,000	15	Mauritius - 0.0%
Tokyu Corp.	16,000	107	Golden Agri-Resources, Ltd.	522,400	166
Tokyu Fudosan Holdings Corp.	1,600	12
TonenGeneral Sekiyu KK	30,000	287	Netherlands - 2.5%
Toppan Printing Co., Ltd.	87,000	729	Aalberts Industries NV	4,977	154
Toray Industries, Inc.	75,000	649	Aegon NV	204,008	1,605

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 579

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AerCap Holdings(Æ)	945	44	Yara International ASA	17,783	911
Airbus Group NV	13,691	951			7,660
Akzo Nobel NV	5,436	414
ASML Holding NV	18,267	1,961	Portugal - 0.2%
Boskalis Westminster NV	7,378	384	Banco BPI SA Class G	104,870	172
CNH Industrial NV	27,398	241	Banco Comercial Portugues SA Class
Core Laboratories NV	683	90	R(Æ)	3,654,779	365
Delta Lloyd NV	18,331	347	Banco Espirito Santo SA Class C(Æ)	22,842	3
Fugro NV	8,360	241	Energias de Portugal SA	243,630	975
Gemalto NV	940	87	Galp Energia SGPS SA Class B	21,422	293
Heineken Holding NV	6,868	479	NOS SGPS SA	2,243	16
Heineken NV	16,142	1,266	Portucel SA - ADR	62,797	307
ING Groep NV(Æ)	386,701	5,279	Portugal Telecom SGPS SA	82,736	53
Koninklijke Ahold NV(Æ)	46,567	899	Sonae SGPS SA	94,039	131
Koninklijke DSM NV(Æ)	2,004	114			2,315
Koninklijke KPN NV	180,146	667
Koninklijke Philips NV	31,021	886	Singapore - 0.9%
Koninklijke Vopak NV	572	30	CapitaCommercial Trust(Æ)(ö)	83,000	106
Mobileye NV(Æ)	518	23	CapitaLand, Ltd.	158,300	441
NN Group NV(Æ)	573	17	City Developments, Ltd.	44,000	354
NXP Semiconductors NV(Æ)	12,452	1,197	ComfortDelGro Corp., Ltd.	137,000	318
Randstad Holding NV(Æ)	499	30	DBS Group Holdings, Ltd.	63,300	1,005
Reed Elsevier NV(Æ)	45,529	1,094	Flextronics International, Ltd.(Æ)	26,002	300
SBM Offshore NV(Æ)	19,306	250	Fraser and Neave, Ltd.	26,100	55
Sensata Technologies Holding NV(Æ)	9,470	523	Frasers Centerpoint Ltd.(Æ)	88,969	127
STMicroelectronics NV	29,198	232	Great Eastern Holdings, Ltd.	7,600	145
TNT Express NV	25,331	215	Keppel Corp., Ltd. - ADR	165,500	1,084
Unilever NV	79,644	3,467	Keppel Land, Ltd.	50,700	171
Wolters Kluwer NV	24,129	779	Neptune Orient Lines, Ltd.(Æ)	189,000	162
X5 Retail Group NV - GDR(Æ)	1,179	24	Olam International, Ltd.	121,000	185
Yandex NV Class A(Æ)	1,495	29	Oversea-Chinese Banking Corp., Ltd.	28,100	226
		24,019	SATS, Ltd.	23,800	57
			Sembcorp Industries, Ltd.	95,400	325
New Zealand - 0.1%			SIA Engineering Co., Ltd.	25,100	79
Auckland International Airport, Ltd.(Æ)	51,167	180	Singapore Airlines, Ltd.	63,200	583
Contact Energy, Ltd.	31,217	135	Singapore Exchange, Ltd.	30,100	193
Fletcher Building, Ltd.	12,832	81	Singapore Press Holdings, Ltd.	17,000	54
Fonterra Shareholders Fund(Æ)	26,408	107	Singapore Technologies Engineering,
Mighty River Power, Ltd.	36,822	85	Ltd.	9,000	25
Ryman Healthcare, Ltd.	17,195	107	Singapore Telecommunications, Ltd.	138,700	462
Spark New Zealand, Ltd.	88,695	200	StarHub, Ltd.	24,000	77
Xero, Ltd.(Æ)	329	5	Suntec Real Estate Investment Trust(Æ)
		900	(ö)	81,600	109
			United Industrial Corp., Ltd.	108,800	282
Norway - 0.8%			United Overseas Bank, Ltd.	34,400	634
Aker Solutions ASA	43,336	85	UOL Group, Ltd.	61,500	369
Aker Solutions ASA(Æ)	23,113	141	Wilmar International, Ltd.	191,100	469
DNB ASA	89,196	1,585			8,397
DNO ASA(Æ)	2,086	4
Gjensidige Forsikring ASA	18,477	321	Spain - 3.2%
Kongsberg Gruppen ASA	4,247	91	Abertis Infraestructuras SA	22,911	422
Marine Harvest ASA	17,976	220	Acciona SA	2,040	154
Norsk Hydro ASA	82,687	390	Acerinox SA	6,525	95
Orkla ASA	28,592	224	ACS Actividades de Construccion y
Petroleum Geo-Services ASA	28,911	192	Servicios SA	1,119	39
Schibsted ASA	4,511	281	Amadeus IT Holding SA Class A	17,490	798
Statoil ASA Class N	117,051	2,478	Applus Services SA(ö)	443	5
TE Connectivity, Ltd.	32,389	731	Applus Services SA(Æ)	297	7
TGS Nopec Geophysical Co. ASA - ADR	250	6	Atresmedia Corp de Medios de
			Comunicacion SA	480	8

See accompanying notes which are an integral part of the financial statements.

580 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Banco Bilbao Vizcaya Argentaria SA			NCC AB Class B	9,274	304
- ADR	336,501	3,389	Nibe Industrier AB Class B	4,333	116
Banco de Sabadell SA - ADR(Æ)	285,237	763	Nordea Bank AB	162,728	2,058
Banco Popular Espanol SA	137,034	714	Ratos AB Class B	21,770	148
Banco Santander SA - ADR	952,206	7,205	Saab AB Class B	3,608	93
Bankia SA Class A	529,917	738	Sandvik AB	31,171	392
Bankinter SA	33,148	251	Securitas AB Class B	36,148	540
Bolsas y Mercados Espanoles SA	557	25	Skandinaviska Enskilda Banken AB
CaixaBank SA	160,380	803	Class A	117,249	1,481
Corp. Financiera Alba SA	5,955	304	Skandinaviska Enskilda Banken AB(Æ)	7,190	88
Ebro Foods SA	15,141	294	Skanska AB Class B	43,448	966
EDP Renovaveis SA	12,734	89	SKF AB Class B	6,476	157
Enagas SA	20,700	638	SSAB AB Class A(Æ)	21,895	132
Endesa SA - ADR	12,119	241	SSAB AB Class B(Æ)	803	4
Ferrovial SA	25,532	580	Svenska Cellulosa AB SCA Class A	284	7
Gas Natural SDG SA	50,926	1,250	Svenska Cellulosa AB SCA Class B	29,155	736
Grifols SA	5,378	206	Svenska Handelsbanken AB Class A	31,611	1,454
Grupo Catalana Occidente SA	5,461	175	Svenska Handelsbanken AB Class B	2,026	92
Iberdrola SA	502,364	3,360	Swedbank AB Class A	50,316	1,169
Inditex SA(Æ)	53,559	1,716	Swedish Match AB	19,493	599
Indra Sistemas SA	14,019	166	Tele2 AB Class B	38,394	513
International Consolidated Airlines			Telefonaktiebolaget LM Ericsson Class A	7,548	79
Group SA(Æ)	47,562	397	Telefonaktiebolaget LM Ericsson Class B	221,100	2,423
Mapfre SA	68,548	255	TeliaSonera AB	120,604	750
Mediaset Espana Comunicacion SA	11,681	158	Trelleborg AB Class B	1,567	31
Obrascon Huarte Lain SA	5,127	119	Volvo AB Class A - GDR	5,493	76
Prosegur Cia de Seguridad SA	12,861	74	Volvo AB Class B	38,800	533
Red Electrica Corp. SA	8,960	752			25,435
Repsol SA - ADR	88,893	1,828
Sacyr SA(Æ)	33,638	151	Switzerland - 8.7%
Tecnicas Reunidas SA(Æ)	1,651	77	ABB, Ltd.(Æ)	88,222	1,932
Telefonica SA - ADR	194,685	2,969	Actelion, Ltd.(Æ)	4,953	656
Zardoya Otis SA	9,825	127	Adecco SA(Æ)	735	60
		31,342	Allreal Holding AG(Æ)	2,520	362
			Alpiq Holding AG(Æ)	1,251	109
Sweden - 2.6%			Baloise Holding AG	10,312	1,348
Alfa Laval AB	11,153	208	Banque Cantonale Vaudoise	299	176
Assa Abloy AB Class B	27,965	1,617	Barry Callebaut AG(Æ)	70	85
Atlas Copco AB Class A	57,400	1,792	Basellandschaftliche Kantonalbank	215	210
Atlas Copco AB Class B	21,702	604	Basler Kantonalbank	1,786	137
BillerudKorsnas AB	11,282	195	Berner Kantonalbank AG	1,072	230
Boliden AB	30,260	654	Bucher Industries AG	362	91
Electrolux AB	15,418	460	Chocoladefabriken Lindt & Sprungli AG	6	388
Getinge AB Class B	916	22	Cie Financiere Richemont SA	19,218	1,716
Hennes & Mauritz AB Class B	49,268	1,958	Clariant AG(Æ)	2,054	45
Hexagon AB Class B	14,362	532	Coca-Cola HBC AG - ADR(Æ)	2,010	42
Hexpol AB(Æ)	1,905	204	Credit Suisse Group AG(Æ)	105,717	2,801
Holmen AB Class B	7,524	249	DKSH Holding AG(Æ)	1,534	121
Hufvudstaden AB Class A	23,124	320	Dufry AG(Æ)	129	19
Husqvarna AB(Æ)	11,475	85	EMS-Chemie Holding AG	1,276	537
Husqvarna AB Class B	26,453	196	Flughafen Zuerich AG	439	342
ICA Gruppen AB(Æ)	3,754	139	Galenica AG	233	219
Investment AB Latour	6,996	215	GAM Holding AG(Æ)	683	15
L E Lundbergforetagen AB	7,370	346	Geberit AG	3,156	1,124
Lundin Petroleum AB(Æ)	419	7	Georg Fischer AG	44	31
Meda AB Class A	13,852	233	Givaudan SA(Æ)	562	1,058
Melker Schorling AB	6,066	364	Graubuendner Kantonalbank	58	94
Modern Times Group MTG AB Class B	179	6	Helvetia Holding AG	654	372
NCC AB(Æ)	2,659	88	Holcim, Ltd.(Æ)	15,038	1,215

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 581

Russell Investment Company
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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Julius Baer Group, Ltd.(Æ)	1,560	82	British Land Co. PLC (The)(ö)	29,695	379
Kuehne & Nagel International AG	6,831	1,027	Britvic PLC	2,025	23
Lindt & Spruengli AG(Æ)	88	483	BT Group PLC	360,755	2,521
Lonza Group AG(Æ)	2,688	382	BTG PLC	19,462	215
Luzerner Kantonalbank AG	206	80	Bunzl PLC	37,178	1,047
Nestle SA	208,423	16,252	Burberry Group PLC	26,353	704
Novartis AG	149,379	15,434	Capita PLC	18,060	316
OC Oerlikon Corp. AG(Æ)	922	12	Capital & Counties Properties PLC	75,063	454
Panalpina Welttransport Holding AG	52	7	Carnival PLC	10,005	457
Partners Group Holding AG	1,309	409	Centrica PLC	242,159	947
PSP Swiss Property AG(Æ)	5,157	481	Close Brothers Group PLC	5,741	135
Roche Holding AG	46,292	13,322	Cobham PLC	64,051	292
Schindler Holding AG(ö)	3,519	599	Compass Group PLC(Æ)	85,800	1,521
SGS SA	286	557	Croda International PLC	837	36
Sika AG	188	649	Daily Mail & General Trust PLC Class A	1,419	19
Sonova Holding AG	2,925	406	Derwent London PLC(ö)	11,770	620
St. Galler Kantonalbank AG	364	139	Diageo PLC	110,616	3,072
Straumann Holding AG	404	114	Direct Line Insurance Group PLC	187,513	917
Sulzer AG	2,357	265	Dixons Carphone PLC(Æ)	35,178	229
Swatch Group AG (The)	1,409	124	Drax Group PLC	29,889	183
Swatch Group AG (The) Class B	1,450	651	Dunelm Group PLC(Æ)	6,163	85
Swiss Life Holding AG(Æ)	4,124	982	easyJet PLC	14,909	415
Swiss Prime Site AG Class A(Æ)	5,636	496	Ensco PLC Class A	18,988	518
Swiss Re AG(Æ)	26,263	2,335	Evraz PLC(Æ)	126,844	369
Swisscom AG	2,039	1,217	G4S PLC	9,647	43
Syngenta AG	3,934	1,322	Galiform PLC	41,142	293
TE Connectivity, Ltd.	26,018	1,731	GKN PLC	13,160	71
Transocean, Ltd.	33,045	592	GlaxoSmithKline PLC - ADR	245,076	5,670
UBS Group AG(Æ)	182,688	3,681	Great Portland Estates PLC(ö)	44,044	538
Zurich Insurance Group AG(Æ)	15,330	4,748	Greene King PLC	27,575	351
		84,114	Halma PLC	32,735	358
			Hammerson PLC(ö)	90,111	924
United Kingdom - 17.5%			Hays PLC	9,973	23
3i Group PLC	138,683	1,076	Hikma Pharmaceuticals PLC	8,024	252
AA PLC(Æ)	2,538	16	Hill Station PLC	690	13
Aberdeen Asset Management PLC	3,323	24	Hiscox, Ltd.(Æ)	56,555	713
Admiral Group PLC	6,030	144	HSBC Holdings PLC	1,326,130	13,154
Aggreko PLC	3,668	93	ICAP PLC	1,172	10
Amec Foster Wheeler PLC - GDR	51,648	726	IG Group Holdings PLC	31,037	350
Amlin PLC	87,306	614	IMI PLC	15,275	293
Anglo American PLC	107,077	1,816	Imperial Tobacco Group PLC	56,317	2,753
Antofagasta PLC	32,727	389	Inchcape PLC	92,276	1,176
ARM Holdings PLC	51,143	869	Informa PLC	4,350	37
Ashmore Group PLC	1,702	8	Inmarsat PLC	4,038	62
Ashtead Group PLC	35,400	610	Intercontinental Hotels Group PLC(Æ)	24,313	1,044
Associated British Foods PLC	30,742	1,346	Intermediate Capital Group PLC	71,207	575
AstraZeneca PLC - ADR(Æ)	67,163	4,628	International Game Technology PLC(Æ)	7,025	143
Aviva PLC	376,178	3,035	Intertek Group PLC	10,305	411
Babcock International Group PLC	18,668	288	Intu Properties PLC Class H(ö)	106,009	557
BAE Systems PLC	202,824	1,579	Investec PLC	82,027	785
Balfour Beatty PLC	77,567	288	ITV PLC	160,025	621
Barclays PLC	1,052,511	4,121	J Sainsbury PLC	150,229	625
Barratt Developments PLC	62,236	495	Jardine Lloyd Thompson Group PLC	7,380	120
Berkeley Group Holdings PLC	839	32	Jazztel PLC(Æ)	12,809	185
BG Group PLC	174,423	3,166	John Wood Group PLC	38,227	403
BHP Billiton PLC	147,952	3,521	Johnson Matthey PLC	5,126	263
Booker Group PLC	86,010	191	KAZ Minerals PLC(Æ)	38,609	154
BP PLC	1,268,885	9,157	Kingfisher PLC	345,252	1,859
British American Tobacco PLC	108,280	5,956	Ladbrokes PLC Class A	89,336	140

See accompanying notes which are an integral part of the financial statements.

582 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Land Securities Group PLC(ö)	85,440	1,634	Travis Perkins PLC	30,129	959
Legal & General Group PLC	683,642	2,719	Tullow Oil PLC	10,594	67
Lloyds Banking Group PLC	2,434,624	2,889	Unilever PLC	59,302	2,604
Man Group PLC	98,176	290	United Utilities Group PLC	6,056	90
Marks & Spencer Group PLC	87,677	743	Vedanta Resources PLC	11,874	115
Meggitt PLC	25,042	203	Vodafone Group PLC	1,857,329	6,555
Merlin Entertainment PLC	4,068	27	Weir Group PLC (The)	1,215	35
Millennium & Copthorne Hotels PLC	23,172	205	Whitbread PLC	13,193	1,062
Mondi PLC	1,962	40	William Hill PLC	3,854	21
National Grid PLC	162,308	2,182	WM Morrison Supermarkets PLC	219,445	628
Next PLC	15,136	1,705			169,601
Noble Corp. PLC	22,907	397
Ocado Group PLC(Æ)	3,205	17	United States - 0.4%
Old Mutual PLC	553,168	1,987	AdStar, Inc.(Æ)	405	23
Ophir Energy PLC Class W(Æ)	2,979	6	AGL Resources, Inc.	63,007	756
Paragon Offshore PLC	36,351	66	American Exploration Co.(Æ)	5,129	11
Pearson PLC	41,199	833	Autoliv, Inc.	652	77
Pennon Group PLC	18,043	237	BlackRock Health Sciences Trust	2,770	13
Persimmon PLC Class A(Æ)	18,139	472	Chimera Investment Corp.(ö)	8,318	138
Premier Oil PLC(Æ)	49,368	132	Dream Office Real Estate Investment
Provident Financial PLC	6,823	315	Trust(Æ)(ö)	7,986	183
Prudential PLC	131,140	3,273	Essentra PLC	547	8
Reckitt Benckiser Group PLC	28,533	2,548	GateHouse Media, Inc.(Æ)	31,319	1,581
Reed Elsevier PLC	110,776	1,834	GateHouse Media, Inc. Class A(Æ)	17,035	888
Rentokil Initial PLC	12,322	25	Individual, Inc.(Æ)	26,698	82
Rexam PLC(Æ)	67,889	603	lululemon athletica, Inc.(Æ)	722	46
Rightmove PLC	504	24	Marathon Oil Corp.	103,484	421
Rio Tinto PLC(Æ)	65,098	2,900	Talk America Holdings, Inc.(Æ)	5,570	31
Rolls-Royce Holdings PLC(Æ)	24,679,600	2,823			4,258
Rotork PLC	5,279	191
Royal Bank of Scotland Group PLC(Æ)	154,151	798	Total Common Stocks
Royal Dutch Shell PLC Class A	294,992	9,359	(cost $911,505)		925,494
Royal Dutch Shell PLC Class B	89,137	2,870
Royal Mail PLC	42,203	303	Investments in Other Funds - 0.8%
RSA Insurance Group PLC(Æ)	97,357	637	First Trust China AlphaDEX Fund	12,113	180
SABMiller PLC - ADR	52,646	2,789	Vanguard FTSE Emerging Markets	167,300	7,340
Sage Group PLC (The)	94,094	700	TotalETF Investments in Other Funds
Schroders PLC	501	25
Scottish & Southern Energy PLC	39,558	937	(cost $7,108)		7,520
Segro PLC(ö)	38,130	251
Serco Group PLC	51,471	105	Preferred Stocks - 0.6%
Severn Trent PLC Class H	8,482	276	Germany - 0.6%
Shaftesbury PLC(ö)	41,567	535	Bayerische Motoren Werke AG	1,787	164
Shire PLC - ADR(Æ)	25,077	2,040	Fuchs Petrolub SE	3,464	147
Sky PLC	44,645	737	Henkel AG & Co. KGaA	8,990	1,051
Smith & Nephew PLC	71,963	1,231	MAN SE	60	6
Smiths Group PLC	17,844	313	Porsche Automobil Holding SE	16,161	1,544
Spectris PLC	2,555	84	Volkswagen AG	12,814	3,323
Spirax-Sarco Engineering PLC	4,939	255			6,235
Sports Direct International PLC(Æ)	1,890	18
St. James's Place PLC	2,290	31	Italy - 0.0%
Stagecoach Group PLC	19,716	110	Unipol Gruppo Finanziario SpA	1,370	7
Standard Chartered PLC	154,564	2,528	Japan - 0.0%
Standard Life PLC(Æ)	162,750	1,166	Shinkin Central Bank Class K	42	81
Tate & Lyle PLC	41,947	384
Taylor Wimpey PLC	205,747	523	United Kingdom - 0.0%
Telecity Group PLC	13,767	187	Rolls Royce Group PLC C Shares(Æ)	651,870	1
Tesco PLC	681,807	2,304
Thomas Cook Group PLC(Æ)	8,308	18

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 583

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Total Preferred Stocks
	(cost $6,183)			6,324

	Warrants & Rights - 0.4%
	Canada - 0.0%
	Constellation Software, Inc.(Æ)
	2015 Rights	1,165		—

Italy	- 0.0%
	UnipolSai S.p.A.(Æ)
	2015 Rights	161,638		—

	Netherlands - 0.4%
	FTSE 100 Index(Æ)
	2015 Warrants	162,000		3,521

	United Kingdom - 0.0%
	DS Smith PLC Class F(Æ)
	2015 Rights	2,977		16

	Total Warrants & Rights
	(cost $3,259)			3,537

Short	-Term Investments - 1.9%
	United States - 1.9%
	Russell U.S. Cash Management Fund	18,399,636	(8)	18,400
	Total Short-Term Investments
	(cost $18,400)			18,400

	Total Investments 99.0%
	(identified cost $946,455)			961,275

	Other Assets and Liabilities, Net
	- 1.0%			9,301
	Net Assets - 100.0%			970,576

See accompanying notes which are an integral part of the financial statements.

584 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
MSCI EAFE Mini Index Futures	254	USD	24,056	06/15	987
S&P/TSX 60 Index Futures	15	CAD	2,654	06/15	33
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,020

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,200	AUD	1,578	06/17/15	46
Bank of America	USD	5,100	AUD	6,605	06/17/15	114
Bank of America	USD	159	CAD	200	06/17/15	7
Bank of America	USD	164	CAD	200	06/17/15	1
Bank of America	USD	164	CAD	200	06/17/15	1
Bank of America	USD	3,172	CAD	4,000	06/17/15	141
Bank of America	USD	8,300	CAD	10,419	06/17/15	329
Bank of America	USD	900	DKK	5,972	06/17/15	(1)
Bank of America	USD	1,000	EUR	930	06/17/15	45
Bank of America	USD	1,175	GBP	800	06/17/15	52
Bank of America	USD	2,300	GBP	1,563	06/17/15	98
Bank of America	USD	3,700	GBP	2,410	06/17/15	(2)
Bank of America	USD	500	HKD	3,880	06/17/15	1
Bank of America	USD	968	HKD	7,500	06/17/15	—
Bank of America	USD	2,500	JPY	302,031	06/17/15	31
Bank of America	USD	4,900	JPY	588,007	06/17/15	27
Bank of America	USD	1,049	NZD	1,400	06/17/15	15
Bank of America	USD	2,300	NZD	3,138	06/17/15	85
Bank of America	USD	900	SEK	7,491	06/17/15	—
Bank of America	USD	958	SEK	8,400	06/17/15	51
Bank of America	USD	500	SGD	696	06/17/15	26
Bank of America	USD	955	SGD	1,300	06/17/15	27
Bank of America	USD	2,300	SGD	3,147	06/17/15	76
Bank of America	AUD	2,898	USD	2,200	06/17/15	(88)
Bank of America	BRL	1,941	USD	600	06/17/15	(35)
Bank of America	CAD	100	USD	82	06/17/15	(1)
Bank of America	CAD	143	USD	112	06/17/15	(6)
Bank of America	CAD	350	USD	291	06/17/15	1
Bank of America	CAD	400	USD	320	06/17/15	(12)
Bank of America	CAD	400	USD	320	06/17/15	(12)
Bank of America	CAD	5,063	USD	4,000	06/17/15	(194)
Bank of America	CAD	6,200	USD	4,915	06/17/15	(221)
Bank of America	CHF	1,300	USD	1,332	06/17/15	(63)
Bank of America	CHF	1,878	USD	1,900	06/17/15	(116)
Bank of America	CHF	2,387	USD	2,500	06/17/15	(63)
Bank of America	CNY	9,384	USD	1,500	06/17/15	(28)
Bank of America	EUR	469	USD	500	06/17/15	(27)
Bank of America	EUR	900	USD	959	06/17/15	(52)
Bank of America	EUR	13,218	USD	14,800	06/17/15	(50)
Bank of America	HKD	3,879	USD	500	06/17/15	(1)
Bank of America	HKD	12,410	USD	1,600	06/17/15	(1)
Bank of America	INR	57,528	USD	900	06/17/15	4
Bank of America	JPY	564,000	USD	4,678	06/17/15	(48)
Bank of America	MXN	7,700	USD	500	06/17/15	—
Bank of America	MYR	1,859	USD	500	06/17/15	(19)
Bank of America	NOK	10,000	USD	1,231	06/17/15	(95)
Bank of America	NOK	14,669	USD	1,900	06/17/15	(46)
Bank of America	NOK	15,451	USD	1,900	06/17/15	(150)
Bank of America	SEK	37,370	USD	4,300	06/17/15	(188)

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 585

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	TWD	31,700	USD		1,000	06/17/15	(35)
Bank of America	ZAR	8,741	USD		700	06/17/15	(30)
Bank of New York	CAD	100	USD		80	06/17/15	(3)
Bank of New York	CAD	100	USD		80	06/17/15	(3)
Bank of New York	CAD	120	USD		96	06/17/15	(4)
Brown Brothers Harriman	USD	82	CAD		100	06/17/15	1
Citigroup	USD	118	CAD		150	06/17/15	6
Deutsche Bank	CAD	200	USD		162	06/17/15	(3)
State Street	USD	78	CAD		100	06/17/15	5
State Street	USD	78	CAD		100	06/17/15	5
State Street	USD	78	CAD		100	06/17/15	4
State Street	USD	7,677	CAD		9,800	06/17/15	440
State Street	CAD	100	USD		83	06/17/15	—
State Street	CAD	100	USD		79	06/17/15	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							39

See accompanying notes which are an integral part of the financial statements.

586 Select International Equity Fund

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Schedule of Investments, continued — April 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$—	$52,925	$—	$52,925	5.5
Austria	—	3,607	—	3,607	0.4
Belgium	—	13,440	—	13,440	1.4
Bermuda	13	5,982	587	6,582	0.7
Canada	77,140	—	—	77,140	7.9
Cayman Islands	—	513	—	513	0.1
Denmark	—	13,637	—	13,637	1.4
Finland	—	8,932	—	8,932	0.9
France	—	88,005	—	88,005	9.1
Germany	—	66,207	—	66,207	6.8
Hong Kong	—	19,579	—	19,579	2.0
Ireland	1,924	3,406	—	5,330	0.5
Isle of Man	—	75	—	75	—*
Israel	1,287	4,476	—	5,763	0.6
Italy	—	24,976	—	24,976	2.6
Japan	—	170,318	—	170,318	17.5
Jersey	2,026	4,952	—	6,978	0.7
Luxembourg	167	3,113	—	3,280	0.3
Mauritius	—	166	—	166	—*
Netherlands	1,930	22,089	—	24,019	2.5
New Zealand	—	900	—	900	0.1
Norway	—	7,660	—	7,660	0.8
Portugal	—	2,312	3	2,315	0.2
Singapore	300	7,926	171	8,397	0.9
Spain	—	31,342	—	31,342	3.2
Sweden	—	25,435	—	25,435	2.6
Switzerland	1,731	82,383	—	84,114	8.7
United Kingdom	1,124	168,439	38	169,601	17.5
United States	2,775	1,483	—	4,258	0.4
Investments in Other Funds	7,340	180	—	7,520	0.8
Preferred Stocks	—	6,323	1	6,324	0.6
Warrants & Rights	—	3,537	—	3,537	0.4
Short-Term Investments	—	18,400	—	18,400	1.9
Total Investments	97,757	862,718	800	961,275	99.0
Other Assets and Liabilities, Net					1.0
					100.0

Other Financial Instruments
Futures Contracts	1,020	—	—	1,020	0.1
Foreign Currency Exchange Contracts	—	39	—	39	—*
Total Other Financial Instruments**	$1,020	$39	$—	$1,059

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 587

Russell Investment Company
Select International Equity Fund

Fair Value of Derivative Instruments — April 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,639
Variation margin on futures contracts*	1,020	—
Total	$1,020	$1,639

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$1,600
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(651)	$—
Foreign currency-related transactions**	—	217
Total	$(651)	$217

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,029	$—
Foreign currency-related transactions***	—	39
Total	$1,029	$39

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes unrealized gain (loss) on forward and spot contracts. May differ from the unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

588 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$1,639	$ ---	$1,639
Total		$1,639	$ ---	$1,639

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1,177	$1,177	$—	$—
Brown Brothers Harriman	1	—	—	1
Citigroup	6	—	—	6
State Street	455	4	—	451
Total	$1,639	$1,181	$—	$458

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 589

Russell Investment Company
Select International Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$327	$ ---	$327
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,600	---	1,600
Total		$1,927	$ ---	$1,927

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1,583	$1,177	$—	$406
Bank of New York	10	—	—	10
Deutsche Bank	3	—	—	3
Goldman Sachs	14	—	—	14
Morgan Stanley	313	—	313	—
State Street	4	4	—	—
Total	$1,927	$1,181	$313	$433

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

590 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$946,455
Investments, at fair value(>)	961,275
Cash (restricted)(a)	1,700
Foreign currency holdings(^)	3,236
Unrealized appreciation on foreign currency exchange contracts	1,639
Receivables:
Dividends and interest	3,091
Dividends from affiliated Russell funds	40
Fund shares sold	2,167
Foreign capital gains taxes recoverable	499
Prepaid expenses	14
Total assets	973,661

Liabilities
Payables:
Investments purchased	37
Fund shares redeemed	688
Accrued fees to affiliates	245
Other accrued expenses	188
Variation margin on futures contracts	327
Unrealized depreciation on foreign currency exchange contracts	1,600
Total liabilities	3,085

Net Assets	$970,576

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 591

Russell Investment Company
Select International Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8,172
Accumulated net realized gain (loss)	(2,166)
Unrealized appreciation (depreciation) on:
Investments	14,820
Futures contracts	1,020
Foreign currency-related transactions	179
Shares of beneficial interest	978
Additional paid-in capital	947,573
Net Assets	$970,576

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$9.93
Class S — Net assets	$2,006,597
Class S — Shares outstanding ($.01 par value)	202,133
Net asset value per share: Class T(#)	$9.93
Class T — Net assets	$2,232,358
Class T — Shares outstanding ($.01 par value)	224,741
Net asset value per share: Class Y(#)	$9.93
Class Y — Net assets	$966,337,093
Class Y — Shares outstanding ($.01 par value)	97,331,958
Amounts in thousands
(^) Foreign currency holdings - cost	$3,137
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$18,400
(a) Cash Collateral for Futures	$1,700
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

592 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$10,158
Dividends from affiliated Russell funds	9
Interest	25
Less foreign taxes withheld	(867)
Total investment income	9,325

Expenses
Advisory fees	863
Administrative fees	91
Custodian fees	192
Transfer agent fees - Class S	1
Transfer agent fees - Class T	1
Transfer agent fees - Class Y	8
Professional fees	48
Registration fees	31
Trustees’ fees	6
Printing fees	19
Offering fees	22
Miscellaneous	5
Expenses before reductions	1,287
Expense reductions	(434)
Net expenses	853
Net investment income (loss)	8,472

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(989)
Futures contracts	(651)
Foreign currency-related transactions	(185)
Net realized gain (loss)	(1,825)
Net change in unrealized appreciation (depreciation) on:
Investments	21,463
Futures contracts	1,029
Foreign currency-related transactions	184
Net change in unrealized appreciation (depreciation)	22,676
Net realized and unrealized gain (loss)	20,851
Net Increase (Decrease) in Net Assets from Operations	$29,323

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 593

Russell Investment Company
Select International Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,472	$460
Net realized gain (loss)	(1,825)	(358)
Net change in unrealized appreciation (depreciation)	22,676	(6,657)
Net increase (decrease) in net assets from operations	29,323	(6,555)

Distributions
From net investment income
Class Y	(755)	—
Net decrease in net assets from distributions	(755)	—

Share Transactions*
Net increase (decrease) in net assets from share transactions	830,107	118,456
Total Net Increase (Decrease) in Net Assets	858,675	111,901

Net Assets
Beginning of period	111,901	—
End of period	$970,576	$111,901
Undistributed (overdistributed) net investment income included in net assets	$8,172	$455

(1) For the period August 1, 2014 (commencement of operations) to October 31, 2014.

See accompanying notes which are an integral part of the financial statements.

594 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:
	2015 (Unaudited)		2014	(1)
Shares		Dollars	Shares		Dollars

Class S (2)
Proceeds from shares sold	216	$2,055	—		$—
Payments for shares redeemed	(14)	(133)	—		—
Net increase (decrease)	202	1,922	—		—
Class T (2)
Proceeds from shares sold	238	2,290	—		—
Payments for shares redeemed	(13)	(123)	—		—
Net increase (decrease)	225	2,167	—		—
Class Y
Proceeds from shares sold	90,974	879,026	12,448		123,949
Proceeds from reinvestment of distributions	82	755	—		—
Payments for shares redeemed	(5,602)	(53,763)	(570)		(5,493)
Net increase (decrease)	85,454	826,018	11,878		118,456
Total increase (decrease)	85,881	$830,107	11,878		$118,456

(1) For the period August 1, 2014 (commencement of operations) to October 31, 2014.
(2) For the period January 5, 2015 (commencement of operations) to April 30, 2015.

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 595

Russell Investment Company
Select International Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class S
April 30, 2015(8)	9.10	.14	.69	.83	—	—

Class T
April 30, 2015(8)	9.10	.15	.68	.83	—	—

Class Y
April 30, 2015*	9.42	.21	.36	.57	(.06)	(.06)
October 31, 2014(7)	10.00	.05	(.63)	(.58)	—	—

See accompanying notes which are an integral part of the financial statements.

596 Select International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

9.93	9.48	2,007.87		.64	4.45	6

9.93	9.48	2,232.86		.49	4.88	6

9.93	6.12	966,337.67		.44	4.42	6
9.42	(5.80)	111,901.87		.44	1.90	7

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 597

Russell Investment Company
Russell Funds

Notes to Schedules of Investments — April 30, 2015 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ì) All or a portion of the shares of this security are held as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(##) Cargill Pro-Alpha Index – The return of the swap is derived from the return on a basket of commodities futures contracts that was developed by Cargill, using its insights into the commodities markets. The underlying investment strategy is based on a long-biased managed futures strategy using contract selection, commodity over and underweights and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index Total Return.
(###) Macquarie Commodity Customized Product – The return of the swap is derived from the return on a basket of commodities futures contracts derived from the 22 commodities held in the Bloomberg Commodity Index, the Fund’s benchmark. The underlying investment strategy is to invest in futures contracts with longer maturities relative to those included in the benchmark. It seeks to initiate long commodity exposure at preferred points of the individual commodity forward curves.
(####) Russell CoreCommodity Diversified I Index – The return of the swap is derived from the return on a basket of commodities futures contracts that is expected to remain fully exposed to the 22 commodities held in the Bloomberg Commodity Index Total Return, the
Fund’s benchmark. The underlying investment strategy is to invest in futures contracts with longer dated maturities relative to those included in the benchmark. It seeks to initiate long utilized commodity exposure at preferred points of the individual commodity forward curve. Additionally, the strategy utilized quantitative models to selectively over and underweight specific commodities and commodities sectors in order to add excess return relative to the benchmark.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate

598 Notes to Schedules of Investments

Russell Investment Company
Russell Funds

Notes to Schedules of Investments, continued — April 30, 2015 (Unaudited)

JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

Notes to Schedules of Investments 599

Russell Investment Company
Russell Funds

Notes to Financial Highlights — April 30, 2015 (Unaudited)

(*)	For the period April 30, 2015 (Unaudited).
(1)	For the period June 1, 2010 (commencement of operations) to October 31, 2010.
(2)	For the period July 1, 2010 (commencement of operations) to October 31, 2010.
(3)	For the period October 1, 2010 (commencement of operations) to October 31, 2010.
(4)	For the period February 7, 2012 (commencement of operations) to October 31, 2012.
(5)	For the period August 7, 2012 (commencement of operations) to October 31, 2012.
(6)	For the period August 16, 2012 (commencement of operations) to October 31, 2012.
(7)	For the period August 1, 2014 (commencement of operations) to October 31, 2014.
(8)	For the period January 5, 2015 (commencement of operations) to April 30, 2015.
(a)	Average daily shares outstanding were used for this calculation.
(b)	The ratios for periods less than one year are not annualized.
(c)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and /or Russell Fund Services Company (“RFSC”).
(e)	The ratios for periods less than one year are annualized.
(f)	Less than $.01 per share.
(g)	For the Russell U.S. Defensive Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2015	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2014	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2013	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2012	1.09%	1.83%	1.03%	0.76%	0.83%	0.65%
October 31, 2011	1.08%	1.83%	1.01%	0.75%	0.83%	0.65%
October 31, 2010	1.06%	1.81%	0.95%	0.71%	0.81%	0.64%

For the Russell U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2015	1.36%	2.11%	1.36%	1.03%	1.11%	0.91%
October 31, 2014	1.34%	2.10%	1.35%	1.00%	1.10%	0.90%
October 31, 2013	1.35%	2.11%	1.36%	0.98%	1.11%	0.91%

For the Russell U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S
April 30, 2015	1.02%	1.77%	1.02%	0.77%
October 31, 2014	1.03%	1.78%	1.03%	0.78%
October 31, 2013	1.10%	1.85%	1.10%	0.85%
October 31, 2012	1.10%	1.85%	1.10%	0.85%

For the Russell Multi-Strategy Alternative Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S	Class Y
April 30, 2015	2.18%	2.92%	2.17%	1.92%	1.67%
October 31, 2014	2.17%	2.91%	2.17%	1.92%	1.72%
October 31, 2013	2.20%	2.95%	2.18%	1.93%	1.73%
October 31, 2012	2.20%	2.93%	2.16%	1.96%	1.75%

(h) Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.
(i) Less than .005% of average net assets.

600 Notes to Financial Highlights

Russell Investment Company
Russell Funds

Notes to Financial Statements — April 30, 2015 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 24 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second
Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical

Notes to Financial Statements 601

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as
Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since

602 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell
U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell Tax-Managed U.S. Large Cap, Russell
Tax-Managed U.S. Mid & Small Cap, Russell Tax Exempt Bond, Russell Commodity Strategies, Russell Global Infrastructure Fund,
Russell Strategic Call Overwriting, and Select U.S. Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended
April 30, 2015.

The Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Real Estate
Securities, Russell Multi-Strategy Alternative, and Select International Equity Funds had transfers out of Level 1 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable.
The amounts transferred were as follows:

Russell International Developed Markets Fund	$2,637,708
Russell Global Equity Fund	3,123,850
Russell Emerging Markets Fund	8,091,339
Russell Global Real Estate Securities Fund	247,309
Russell Multi-Strategy Alternative Fund	867,605
Select International Equity Fund	757,935

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, and Russell Short Duration
Bond Funds had transfers out of Level 2 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amounts transferred were as follows:

Russell Global Opportunistic Credit Fund	$2,580,000
Russell Strategic Bond Fund	9,455,387
Russell Investment Grade Bond Fund	2,109,033
Russell Short Duration Bond Fund	2,497,725

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

Notes to Financial Statements 603

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular
Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/
accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code
(the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Russell Commodity Strategies Fund and the Russell Multi-Strategy Alternative Fund intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman
Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments.
In order for the Funds to qualify as regulated investment companies under subchapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service
(“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under

604 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly owned subsidiary will also constitute qualifying income. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Russell Commodity Strategies Fund and the Russell Multi-
Strategy Alternative Fund may seek to gain exposure to the commodity markets primarily through investments in commodity-
linked instruments and through investments in their respective wholly owned subsidiaries. The Russell Commodity Strategies
Fund has also requested its own such private letter ruling, although the IRS has suspended the issuance of such rulings pending further internal review. The Russell Multi-Strategy Alternative Fund has not requested such a ruling due to the IRS suspension.
There can be no assurance that the IRS will issue the requested ruling to the Russell Commodity Strategies Fund, or that the IRS will not change its position based on private letter rulings that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative
Fund to qualify for regulated investment company status under the Code could be jeopardized if they are unable to treat their income from commodity-linked instruments and a wholly-owned subsidiary as qualifying income. Furthermore, the tax treatment of the commodity-related investments, including the wholly-owned subsidiaries, in the Russell Commodity Strategies Fund and the Russell Multi-Strategy Alternative Fund may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the taxable income or any gains and distributions in those
Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At April 30, 2015, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2011 through October 31, 2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Early in the following month	Russell Global Opportunistic Credit, Russell Strategic Bond,
Russell Investment Grade Bond, Russell Short Duration Bond
and Russell Tax Exempt Bond Funds
Quarterly	April, July, October and December	Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell
U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S.
Large Cap Equity, Russell U.S. Mid Cap Equity, Russell Global
Infrastructure, Russell Global Real Estate Securities, Russell
Strategic Call Overwriting Funds and Select U.S. Equity
Annually	Mid-December	Russell U.S. Small Cap Equity, Russell International Developed
Markets, Russell Global Equity, Russell Emerging Markets,
Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S.
Mid & Small Cap, Russell Commodity Strategies, Russell Multi-
Strategy Alternative Funds and Select International Equity

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment

Notes to Financial Statements 605

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”), the Funds’ adviser, or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class I, Class
S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains
(losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Opportunistic
Credit, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell Multi-Strategy Alternative Funds and Select
International Equity may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest.
The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2015. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes

Russell International Developed Markets Fund	$35,795	$17,784
Russell Emerging Markets Fund	1,784,006	838,363

606 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes

Russell Global Infrastructure Fund	67,786	32,468

Derivatives
To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond
Fund, Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2015, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2015, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Notes to Financial Statements 607

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Emerging Markets Fund	Exposing cash to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Select International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2015	April 30, 2015
Russell U.S. Defensive Equity Fund	$1,274	$—
Russell International Developed Markets Fund	45,68,523,755	3,536,276,189
Russell Global Equity Fund	1,139,013,751	710,651,114
Russell Emerging Markets Fund	32,986,029,388	64,365,866,062
Russell Global Opportunistic Credit Fund	193,045,953,675	157,953,151,752
Russell Strategic Bond Fund	358,079,470,023	326,191,025,467
Russell Investment Grade Bond Fund	5,969,305,307	1,328,982,883
Russell Short Duration Bond Fund	16,122,030	271,649,411
Russell Global Infrastructure Fund	547,532,181	351,202,067
Russell Global Real Estate Securities Fund	580,539,332	633,392,726
Russell Multi-Strategy Alternative Fund	51,698,233,396	37,853,824,772

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2015	April 30, 2015
Russell International Developed Markets Fund	$16,565,754,052	$1,843,396,806
Russell Global Equity Fund	6,300,540,792	1,233,463,168
Russell Emerging Markets Fund	141,863,694,982	3,666,469,163
Russell Global Opportunistic Credit Fund	100,776,348,992	21,730,770,420
Russell Strategic Bond Fund	84,321,464,468	10,946,121,926
Russell Investment Grade Bond Fund	7,488,638,095	1,752,789,957
Russell Short Duration Bond Fund	135,920,688	399,013,352
Russell Global Infrastructure Fund	744,042,967	100,935,180
Russell Global Real Estate Securities Fund	1,313,657,297	157,582,938
Russell Multi-Strategy Alternative Fund	62,196,897,430	17,813,412,439
Select International Equity Fund	47,660,959	82,681,417

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

608 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

As of April 30, 2015, the Russell Strategic Call Overwriting Fund pledged securities valued at $35,917,268 as collateral in connection with options.

For the period ended April 30, 2015, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Options Contracts Outstanding
Quarter Ended	January 31, 2015	April 30, 2015
Russell U.S. Defensive Equity Fund	241	235
Russell Strategic Bond Fund	6	3
Russell Investment Grade Bond Fund	6	2
Russell Multi-Strategy Alternative Fund	16,335	13,167
Russell Strategic Call Overwriting Fund	3,589	8,139

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis

Notes to Financial Statements 609

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2015, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Emerging Markets Fund	Exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Select U.S. Equity Fund	Exposing cash to markets
Select International Equity Fund	Return enhancement, hedging and exposing cash to markets

The Funds' futures contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	January 31, 2015	April 30, 2015
Russell U.S. Core Equity Fund	920	706
Russell U.S. Defensive Equity Fund	72	90
Russell U.S. Dynamic Equity Fund	260	285
Russell U.S. Strategic Equity Fund	1,299	2,505
Russell U.S. Large Cap Equity Fund	319	347
Russell U.S. Mid Cap Equity Fund	95	58
Russell U.S. Small Cap Equity Fund	976	693
Russell International Developed Markets Fund	9,536	6,978
Russell Global Equity Fund	5,793	6,304
Russell Emerging Markets Fund	2,762	3,887
Russell Tax-Managed U.S. Large Cap Fund	876	737
Russell Tax-Managed U.S. Mid & Small Cap Fund	200	170
Russell Global Opportunistic Credit Fund	1,029	2,829
Russell Strategic Bond Fund	15,860	17,639
Russell Investment Grade Bond Fund	1,747	2,794
Russell Short Duration Bond Fund	1,928	1,624
Russell Commodity Strategies Fund	438	—
Russell Global Infrastructure Fund	472	310
Russell Global Real Estate Securities Fund	932	256
Russell Multi-Strategy Alternative Fund	10,213	5,912
Russell Strategic Call Overwriting Fund	99	87
Select U.S. Equity Fund	43	1,394
Select International Equity Fund	34	269

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted
610 Notes to Financial Statements

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out,with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), index (total return) and currency swaps.
Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies.
Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The
Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Credit Default Swaps
The fixed income funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, sovereign issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event.
Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s

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right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds and the Russell Multi-Strategy
Alternative Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2015, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by

612 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended April 30, 2015, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the local notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2015	April 30, 2015
Russell Global Opportunistic Credit Fund	$74,000,000	$155,000,000
Russell Strategic Bond Fund	61,010,000	10,245,000
Russell Investment Grade Bond Fund	1,000,000	—
Russell Short Duration Bond Fund	4,570,000	—
Russell Multi-Strategy Alternative Fund	903,800,000	396,000,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements.

For the period ended April 30, 2015, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the local notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2015	April 30, 2015
Russell Global Opportunistic Credit Fund	$19,206,214	$—
Russell Strategic Bond Fund	3,479,385,000	2,670,360,000
Russell Investment Grade Bond Fund	14,330,000	3,840,000
Russell Multi-Strategy Alternative Fund	5,617,500,000	3,778,550,000

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Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Index Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2015, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash to markets
Russell Strategic Bond Fund	Exposing cash to markets
Russell Investment Grade Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds' index swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, volume is measured by local notional amounts outstanding at each quarter end.

	Index Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2015	April 30, 2015
Russell Emerging Markets Fund	$34,237,000	$41,205,601
Russell Strategic Bond Fund	672,158,237	661,951,118
Russell Investment Grade Bond Fund	67,761,666	78,797.680
Russell Commodity Strategies Fund	907,859,662	1,004,523,925
Russell Global Real Estate Securities Fund	15,099,001	15,571,457

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended April 30, 2015, there were no currency swaps.

Commodity-Linked Instruments
The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase.
Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds may invest in commodity-linked notes.
Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds

614 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA, Master
Repo and Master Forward Agreements. Certain funds employ multiple counterparties.The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the
Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond
and Russell Multi-Strategy Alternative Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the
Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of April 30, 2015, there were no unfunded loan commitments.

Certificates of Participation
Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Notes to Financial Statements 615

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Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Credit linked Notes
The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of
Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of April 30, 2015, the Russell U.S. Strategic Equity Fund held $217,868,479 and the Russell Multi-Strategy Alternative
Fund held $39,583,393 as collateral for short sales.

Emerging Markets Securities
The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the
U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
616 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Repurchase Agreements
The fixed income funds and the Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date
(normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A
Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally.
Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards

Notes to Financial Statements 617

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal
National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

618 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments
The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a
Fund's investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the fixed income funds and the
Russell Multi-Strategy Alternative Fund may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds
The fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment in Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy
Alternative Fund Ltd.
The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a
“Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in

Notes to Financial Statements 619

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

the Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April
30, 2015, net assets of the Russell Commodity Strategies Fund were $ 1,043,818,588 of which $ 217,187,580 or approximately
21%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were $ 609,971,364 of which $17,789,125, or approximately 3%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions

Securities
During the period ended April 30, 2015, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Russell U.S. Core Equity Fund	$584,193,337	$1,476,217,541
Russell U.S. Defensive Equity Fund	454,102,925	564,570,244
Russell U.S. Dynamic Equity Fund	459,403,870	1,112,574,424
Russell U.S. Strategic Equity Fund	2,003,220,428	1,703,690,303
Russell U.S. Large Cap Equity Fund	177,862,433	175,361,874
Russell U.S. Mid Cap Equity Fund	102,074,821	96,952,508
Russell U.S. Small Cap Equity Fund	1,318,335,033	1,479,238,580
Russell International Developed Markets Fund	1,001,712,727	1,699,969,712
Russell Global Equity Fund	260,605,629	951,449,211
Russell Emerging Markets Fund	927,193,843	1,708,172,807
Russell Tax-Managed U.S. Large Cap Fund	486,047,213	356,563,071
Russell Tax-Managed U.S. Mid & Small Cap Fund	138,722,146	118,234,161
Russell Global Opportunistic Credit Fund	1,475,851,319	1,151,603,240
Russell Strategic Bond Fund	1,266,127,173	1,035,655,162
Russell Investment Grade Bond Fund	416,181,499	383,488,231
Russell Short Duration Bond Fund	335,862,614	203,013,277
Russell Tax Exempt Bond Fund	260,605,629	82,554,665
Russell Global Infrastructure Fund	694,642,444	909,930,532
Russell Global Real Estate Securities Fund	493,220,961	685,485,483
Russell Multi-Strategy Alternative Fund	385,871,126	476,067,370
Russell Strategic Call Overwriting Fund	739,818	1,175,641
Select U.S. Equity Fund	751,393,178	114,163,241
Select International Equity Fund	838,269,698	21,445,757

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Russell Global Opportunistic Credit Fund	$18,847,689	—
Russell Strategic Bond Fund	2,965,438,208	3,187,061,724
Russell Investment Grade Bond Fund	919,512,921	1,052,544,995
Russell Short Duration Bond Fund	777,905,550	859,633,931
Russell Commodity Strategies Fund	34,499,128	368,523,400
Russell Multi-Strategy Alternative Fund	107,855,627	123,368,787

620 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of April 30, 2015, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund,
an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

Brokerage Commissions
The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC
(“BNY”) and its global network of unaffiliated correspondent brokers as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. BNY and SSGM are registered brokers and are not affiliates of the Funds or RIMCo. Trades placed through Recapture Services and SSGM and their correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Adviser to the Funds or
(ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIMCo may, with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers. In addition, RIMCo recommends targets for the amount of trading that money managers direct through Recapture Services and SSGM based upon several factors including asset class and investment style, among others.
Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by
RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a Frank Russell Company
("FRC") Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Funds.

Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the
Funds through Recapture Services, and SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the
SCC once RIMCo’s research needs have been met, as determined annually in the Soft Money Commission budgeting process.

Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients

Notes to Financial Statements 621

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to
RIMCo.
5. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo advises the Funds and RFSC is the Funds' administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of FRC (which is an indirect subsidiary of London Stock Exchange
Group plc). FRC provides ongoing money manager research to RIC and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of April 30, 2015, the Funds had invested $3,824,476,883 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $634,120,069 is invested in the Russell U.S. Cash Collateral
Fund, an unregistered fund advised by RIMCo.

The advisory fee and the administrative fee of up to 0.05% specified in the table below are based on the average daily net assets of each Fund and are payable monthly.

	Annual Rate
Funds	Adviser	Administrator*
Russell U.S. Core Equity Fund	.55%	.05%
Russell U.S. Defensive Equity Fund	.55	.05
Russell U.S. Dynamic Equity Fund	.80	.05
Russell U.S. Strategic Equity Fund	.75	.05
Russell U.S. Large Cap Equity Fund	.70	.05
Russell U.S. Mid Cap Equity Fund	.80	.05
Russell U.S. Small Cap Equity Fund	.70	.05
Russell International Developed Markets Fund	.70	.05
Russell Global Equity Fund	.95	.05
Russell Emerging Markets Fund	1.15	.05
Russell Tax-Managed U.S. Large Cap Fund	.70	.05
Russell Tax-Managed U.S. Mid & Small Cap Fund	.98	.05
Russell Global Opportunistic Credit Fund	1.00	.05
Russell Strategic Bond Fund	.50	.05
Russell Investment Grade Bond Fund	.25	.05
Russell Short Duration Bond Fund	.45	.05
Russell Tax Exempt Bond Fund	.30	.05
Russell Commodity Strategies Fund**	1.25	.05
Russell Global Infrastructure Fund	1.25	.05
Russell Global Real Estate Securities Fund	.80	.05
Russell Multi-Strategy Alternative Fund**	1.50	.05
Russell Strategic Call Overwriting Fund	.80	.05
Select U.S. Equity Fund	.30	.05
Select International Equity Fund	.45	.05

* Administrative fees are assessed on Fund assets based on a tiered fee schedule.

** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund’s Subsidiary.

The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2015.

622 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

	Advisory	Administrative
Russell U.S. Core Equity Fund	$4,245,950	$366,747
Russell U.S. Defensive Equity Fund	3,220,010	278,128
Russell U.S. Dynamic Equity Fund	2,738,908	162,640
Russell U.S. Strategic Equity Fund	14,354,578	909,223
Russell U.S. Large Cap Equity Fund	1,549,707	105,171
Russell U.S. Mid Cap Equity Fund	841,921	49,999
Russell U.S. Small Cap Equity Fund	8,368,912	567,960
Russell International Developed Markets Fund	13,441,129	912,190
Russell Global Equity Fund	15,489,956	774,580
Russell Emerging Markets Fund	16,381,394	676,695
Russell Tax-Managed U.S. Large Cap Fund	4,705,327	319,327
Russell Tax-Managed U.S. Mid & Small Cap Fund	1,648,286	79,902
Russell Global Opportunistic Credit Fund	8,370,285	397,626
Russell Strategic Bond Fund	17,846,221	1,695,614
Russell Investment Grade Bond Fund	1,907,164	362,412
Russell Short Duration Bond Fund	2,600,116	274,494
Russell Tax Exempt Bond Fund	2,014,346	318,981
Russell Commodity Strategies Fund	7,135,449	273,232
Russell Global Infrastructure Fund	10,384,221	394,651
Russell Global Real Estate Securities Fund	7,165,386	425,496
Russell Multi-Strategy Alternative Fund	6,512,845	206,614
Russell Strategic Call Overwriting Fund	348,556	20,695
Select U.S. Equity Fund	577,791	91,477
Select International Fund	862,603	91,050

RIMCo has agreed to certain waivers of its advisory and administrative fees as follows:

For the Russell U.S. Strategic Equity Fund, RIMCo has contractually agreed, until February 29, 2016, to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.59% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2015 was $4,536,329. There were no reimbursements for the period ended April 30, 2015.

For the Russell U.S. Large Cap Equity Fund, RIMCo has contractually agreed, until February 29, 2016, to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Large Cap
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2015 was $297,638. There were no reimbursements for the period ended April 30, 2015.

For the Russell U.S. Mid Cap Equity Fund, RIMCo has contractually agreed, until February 29, 2016, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Mid Cap Equity
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2015 was $187,542. There were no reimbursements for the period ended April 30, 2015.

Notes to Financial Statements 623

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

For the Russell Tax Managed U.S. Mid & Small Cap Fund, RIMCo has contractually agreed, until February 29, 2016, to waive up to the full amount of its 0.98% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the
Russell Tax-Managed U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2015 was $33,322. There were no reimbursements for the period ended April 30, 2015.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, until February 29, 2016, to waive 0.32% of its
1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2015 was $2,486,571.

For the Russell Strategic Bond Fund, RIMCo has contractually agreed, until February 29, 2016, to waive 0.03% of its 0.50%
advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2015 was $393,552.

For the Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 29, 2016, to waive 0.08% of its 0.45%
advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2015 was $351,741.

For the Russell Commodity Strategies Fund, RIMCo has contractually agreed, until February 29, 2016, to waive 0.30% of its 1.25%
advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Additionally, the Russell
Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the Russell Commodity Strategies Fund (the “Commodity
Strategies Subsidiary”) pays RIMCo an advisory fee at the annual rate of 1.25% and pays RFSC an administrative fee at the annual rate of 0.05% of the Commodity Strategies Subsidiary’s net assets(the “Commodity Strategies Subsidiaries Fees”). Pursuant to a
contractual agreement with the Russell Commodity Strategies Fund, RIMCo and RFSC have contractually agreed to permanently waive all or a portion of the advisory and administrative fees paid by the Russell Commodity Strategies Fund to RIMCo and RFSC
in an amount equal to the amount of the Commodity Strategies Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo and RFSC. The total amount of the advisory waiver for the period ended April 30, 2015 was
$1,794,101. The total amount of the reimbursement fee waiver for the period ended April 30, 2015 was $1,074,388.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, until February 29, 2016, to waive 0.33% of its 1.25%
advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2015 was $2,741,434.

The Russell Cayman Multi-Strategy Alternative Fund Ltd., a wholly-owned subsidiary of the Russell Multi-Strategy Alternative
Fund (the “Multi-Strategy Alternative Subsidiary”), pays RIMCo an advisory fee at the annual rate of 1.50% and pays RFSC an administrative fee at the rate of 0.05% of the Multi-Strategy Alternative Subsidiary’s net assets (the “Multi-Strategy Alternative
Subsidiary Fees”). Pursuant to a contractual agreement with the Russell Multi-Strategy Alternative Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory and administrative fees paid by the Russell Multi-Strategy Alternative
Fund to RIMCo and RFSC in the amount equal to the amount of the Multi-Strategy Alternative Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. The total amount of the advisory fee waiver for the period ended April 30, 2015 was $206,241. The total amount of the administrative fee waiver for the period ended April 30, 2015 was
$6,875.

For the Russell Strategic Call Overwriting Fund, RIMCo has contractually agreed, until February 29, 2016, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the Russell Strategic Call Overwriting Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2015 was $101,863.

For the Select U.S. Equity Fund, RIMCo has contractually agreed, until February 29, 2016, to waive up to the full amount of its
0.30% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not

624 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Select U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2015 was
$174,343. There were no reimbursements for the period ended April 30, 2015.

For the Select International Equity Fund, RIMCo has contractually agreed, until February 29, 2016, to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Select International Equity
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2015 was $433,315. There were no reimbursements for the period ended April 30, 2015.

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2015 were as follows:

Amount
Russell U.S. Core Equity Fund	$854,581
Russell U.S. Defensive Equity Fund	503,730
Russell U.S. Dynamic Equity Fund	88,313
Russell U.S. Strategic Equity Fund	3,827,888
Russell U.S. Large Cap Equity Fund	442,773
Russell U.S. Mid Cap Equity Fund	210,480
Russell U.S. Small Cap Equity Fund	1,735,398
Russell International Developed Markets Fund	2,957,366
Russell Global Equity Fund	2,325,122
Russell Emerging Markets Fund	2,242,735
Russell Tax-Managed U.S. Large Cap Fund	1,344,379
Russell Tax-Managed U.S. Mid & Small Cap Fund	336,385
Russell Global Opportunistic Credit Fund	1,168,204
Russell Strategic Bond Fund	4,942,708
Russell Investment Grade Bond Fund	1,069,091
Russell Short Duration Bond Fund	908,544
Russell Tax Exempt Bond Fund	1,342,897
Russell Commodity Strategies Fund	753,016
Russell Global Infrastructure Fund	1,226,688
Russell Global Real Estate Securities Fund	1,633,179
Russell Multi-Strategy Alternative Fund	642,164
Russell Strategic Call Overwriting Fund	87,139
Select U.S. Equity Fund	9,451
Select International Fund	9,594

Effective January 1, 2014, RFSC had contractually agreed to waive, through February 28, 2015, a portion of its transfer agency fees for certain classes of certain Funds as follows:

Notes to Financial Statements 625

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Funds/Classes	Waivers
Russell Global Opportunistic Credit Fund-Class A,C,E & S	.12%
Russell Strategic Bond Fund-Class A, C, E & S	.04
Russell Commodity Strategies Fund-Class A, C, E & S	.01

Effective March 1, 2014, RFSC had contractually agreed to waive, through February 28, 2015, a portion of its transfer agency fees for certain classes of certain Funds as follows:

Funds/Classes	Waivers
Russell U.S. Strategic Equity Fund-Class A,C,E & S	.02%
Russell Tax-Managed U.S. Mid & Small Cap Fund-Class C,E & S	.03
Russell Short Duration Bond Fund-Class A,C,E & S	.09
Russell Tax Exempt Bond Fund-Class C,E & S	.04
Russell Global Infrastructure Fund-Class A,C,E & S	.02

Effective March 1, 2015, RFSC has contractually agreed to waive, through February 29, 2016, a portion of its transfer agency fees for certain classes as follows:

Funds/Classes	Waivers
Russell U.S. Strategic Equity Fund-Class A,C,E & S	.02%
Russell Tax-Managed U.S. Mid & Small Cap Fund-Class A	.02
Russell Tax-Managed U.S. Mid & Small Cap Fund-Class C, E & S	.05
Russell Global Opportunistic Credit Fund-Class A, C, E & S	.12
Russell Strategic Bond Fund-Class A, C, E & S	.04
Russell Short Duration Bond Fund-Class A, C, E & S	.12
Russell Tax Exempt Bond Fund-Class A	.02
Russell Tax Exempt Bond Fund-Class C, E & S	.06
Russell Commodity Strategies Fund-Class A, C, E & S	.01
Russell Global Infrastructure Fund-Class A, C, E & S	.02

For the period ended April 30, 2015, the total transfer agent fee waivers are as follows:

Amount
Russell U.S. Strategic Equity Fund	$382,789
Russell Tax-Managed U.S. Mid & Small Cap Fund	80,772
Russell Global Opportunistic Credit Fund	694,095
Russell Strategic Bond Fund	834,668
Russell Short Duration Bond Fund	541,791
Russell Tax Exempt Bond Fund	373,121
Russell Commodity Strategies Fund	37,400
Russell Global Infrastructure Fund	121,691
Select U.S. Equity Fund	123
Select International Equity Fund	381

Distributor and Shareholder Servicing
Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C shares, respectively, on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

626 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. For the period ended April 30, 2015, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Russell U.S. Core Equity Fund	$16
Russell U.S. Defensive Equity Fund	411
Russell U.S. Mid Cap Equity Fund	25
Russell U.S. Small Cap Equity Fund	14
Russell International Developed Markets Fund	117
Russell Global Equity Fund	15
Russell Emerging Markets Fund	194
Russell Tax-Managed U.S. Large Cap Fund	300
Russell Tax-Managed U.S. Mid & Small Cap Fund	69
Russell Global Opportunistic Credit Fund	87
Russell Strategic Bond Fund	162
Russell Investment Grade Bond Fund	68
Russell Short Duration Bond Fund	5,600
Russell Tax Exempt Bond Fund	1,198
Russell Global Infrastructure Fund	456
Russell Global Real Estate Securities Fund	35

For the period ended April 30, 2015, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:

	Aggregate	Class A Front-End
	Front -End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Russell U.S. Core Equity Fund	$48,690	$8,447
Russell U.S. Defensive Equity Fund	49,459	9,280
Russell U.S. Dynamic Equity Fund	5,647	1,053
Russell U.S. Strategic Equity Fund	6,903	1,240
Russell U.S. Large Cap Equity Fund	19,380	3,383
Russell U.S. Mid Cap Equity Fund	9,167	1,592
Russell U.S. Small Cap Equity Fund	20,336	3,482
Russell International Developed Markets Fund	38,046	7,176
Russell Global Equity Fund	16,352	2,944
Russell Emerging Markets Fund	30,300	5,431
Russell Tax-Managed U.S. Large Cap Fund	58,719	11,355
Russell Tax-Managed U.S. Mid & Small Cap Fund	26,790	5,062
Russell Global Opportunistic Credit Fund	5,729	1,151
Russell Strategic Bond Fund	23,533	4,829
Russell Investment Grade Bond Fund	9,515	1,895
Russell Short Duration Bond Fund	5,804	1,144
Russell Tax Exempt Bond Fund	20,145	4,164
Russell Commodity Strategies Fund	14,266	2,381
Russell Global Infrastructure Fund	10,767	1,897
Russell Global Real Estate Securities Fund	30,972	5,333
Russell Multi-Strategy Alternative Fund	3,922	682

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended April 30, 2015, were as follows:

		Russell U.S.	Russell U.S.	Russell U.S.
	Russell U.S. Core	Defensive Equity	Dynamic Equity	Strategic Equity	Russell U.S. Large
	Equity Fund	Fund	Fund	Fund	Cap Equity Fund
Advisory fees	$491,800	$526,214	$440,515	$1,770,598	$210,336
Administration fees	42,450	46,273	26,152	164,253	17,723
Distribution fees	41,270	36,683	7,717	14,833	2,690
Shareholder servicing fees	13,381	12,248	2,866	27,575	327
Transfer agent fees	136,443	78,735	13,573	619,312	74,115

Notes to Financial Statements 627

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

		Russell U.S.	Russell U.S.	Russell U.S.
	Russell U.S. Core	Defensive Equity	Dynamic Equity	Strategic Equity	Russell U.S. Large
	Equity Fund	Fund	Fund	Fund	Cap Equity Fund
Trustee fees	7,969	4,771	2,034	4,422	407
	$733,313	$704,924	$492,857	$2,600,993	$305,598

			Russell
		International
	Russell U.S. Mid	Russell U.S. Small	Developed	Russell Global	Russell Emerging
	Cap Equity Fund	Cap Equity Fund	Markets Fund	Equity Fund	Markets Fund
Advisory fees	$112,843	$1,382,088	$1,998,012	$2,529,146	$2,815,971
Administration fees	8,632	93,734	135,568	126,435	116,332
Distribution fees	2,495	25,819	29,212	12,041	20,672
Shareholder servicing fees	469	14,987	25,245	13,894	15,844
Transfer agent fees	36,220	288,386	517,029	379,275	388,151
Trustee fees	211	1,347	17,693	8,970	3,506
	$160,870	$1,806,361	$2,722,759	$3,069,761	$3,360,476

	Russell Tax-	Russell Tax-	Russell Global
	Managed U.S.	Managed U.S. Mid	Opportunistic	Russell Strategic	Russell Investment
	Large Cap Fund	& Small Cap Fund	Credit Fund	Bond Fund	Grade Bond Fund
Advisory fees	$822,957	$285,210	$1,098,724	$2,646,676	$299,698
Administration fees	55,813	14,027	77,158	269,625	56,912
Distribution fees	18,190	9,232	7,908	53,385	13,981
Shareholder servicing fees	14,596	3,871	10,230	42,674	10,172
Transfer agent fees	233,453	44,179	87,765	644,874	173,701
Trustee fees	—	188	565	23,664	6,189
	$1,145,009	$356,707	$1,282,350	$3,680,898	$560,653

	Russell Short			Russell Global Real
	Duration Bond	Russell Tax Exempt	Russell Commodity	Russell Global	Estate Securities
	Fund	Bond Fund	Strategies Fund	Infrastructure Fund	Fund
Advisory fees	$347,812	$352,583	$740,691	$1,166,181	$1,123,271
Administration fees	44,871	55,795	39,752	60,177	66,656
Distribution fees	48,258	20,883	5,712	7,656	32,259
Shareholder servicing fees	20,969	19,439	4,475	6,756	15,152
Transfer agent fees	62,649	165,513	116,485	168,160	254,712
Trustee fees	4,530	—	5,314	1,776	3,854
	$529,089	$614,213	$912,429	$1,410,706	$1,495,904

	Russell Multi-	Russell Strategic
	Strategy	Call Overwriting	Select U.S. Equity	Select International
	Alternative Fund	Fund	Fund	Equity Fund
Advisory fees	$763,703	$40,768	$173,611	$198,874
Administration fees	24,172	3,466	35,580	37,631
Distribution fees	4,567	—	—	—
Shareholder servicing fees	4,493	—	—	—
Transfer agent fees	100,083	14,606	3,703	3,872
Trustee fees	2,582	194	4,698	4,863
	$899,600	$59,034	$217,592	$245,240

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”). RIS is a registered broker and investment adviser and an affiliate of RIMCo. RIS uses a multi-venue trade management approach whereby RIS allocates trades among RIS’
network of independent brokers for execution, clearing and other services. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets RIMCo may manage to effect a Fund’s investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio

628 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Act.

During the period ended April 30, 2015, the Funds have engaged in purchases and sales of securities pursuant to Rule 17a -7 of the Act. As defined by the procedures, each transaction is effected at the current market price.

Board of Trustees
The Russell Fund Complex consists of RIC, which has 38 funds, Russell Investment Funds ("RIF"), which has 9 funds, and
Russell Exchange Traded Funds Trust (“RET”), which has no funds. Each of the Trustees is a Trustee of RIC, RIF and RET. During
the period, the Funds paid each of their independent Trustees a retainer of $96,000 per year; each of their interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and
Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the
Board attended in person. Each Trustee receives $1,000 for attendance of telephonic board meetings, except for telephonic board meetings called pursuant to RIC, RIF and RET’s Security Valuation and Pricing Procedures; and $500 for attendance of telephonic
Committee meetings. As of January 1, 2015, each independent Trustee will be paid a retainer of $102,000 per year and $200 per hour for time spent for formal deposition preparation and in depositions related to the McClure litigation (see note 9). The Audit
Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance
Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $85,000.
Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex.
6. Federal Income Taxes
At April 30, 2015, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

						No Expiration
Funds	10/31/2015	10/31/2016	10/31/2017	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Russell U.S. Defensive
Equity Fund	$—	$2,873,483	$—	$140,570,399	$—	$—	$—	$143,443,882
Russell U.S. Small Cap
Equity Fund	14,476,423	—	—	—	—	—	—	14,476,423
Russell International
Developed Markets
Fund	—	—	378,055,256	51,503,855	—	—	—	429,559,111
Russell Tax Exempt
Bond Fund	—	438,558	—	—	525,860	50,882	1,700,709	2,716,009
Russell Multi-Strategy
Alternative Fund	—	—	—	—	—	33,254,915	—	33,254,915
Russell Strategic Call
Overwriting Fund	—	—	—	—	—	7,788,486	9,630,872	17,419,358
Select International
Equity Fund	—	—	—	—	—	53,700	88,985	142,685

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements 629

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

At April 30, 2015, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term gains for income tax purposes were as follows:

	Russell U.S. Core		Russell U.S. Defensive	Russell U.S. Dynamic		Russell U.S. Strategic	Russell U.S. Large
	Equity Fund		Equity Fund	Equity Fund		Equity Fund	Cap Equity Fund
Cost of Investments	$841,513,256		$999,016,823	$616,108,477		$3,755,606,064	$384,951,082
Unrealized Appreciation	$215,276,076		$148,439,967	$99,687,558		$524,568,558	$68,092,185
Unrealized Depreciation		(14,412,960)	(14,802,116)	(14,266,264)		(56,779,177)	(4,242,046)
Net Unrealized Appreciation (Depreciation)	$200,863,116		$133,637,851	$85,421,294		$467,789,381	$63,850,139
			Russell International
	Russell U.S. Mid Cap		Russell U.S. Small	Developed Markets		Russell Global Equity	Russell Emerging
	Equity Fund		Cap Equity Fund	Fund		Fund	Markets Fund
Cost of Investments	$197,728,841		$2,292,539,892	$3,257,377,958		$2,554,020,910	$2,858,597,724
Unrealized Appreciation	$31,684,132		$276,832,137	$401,757,827		$785,885,759	$373,480,845
Unrealized Depreciation		(4,013,920)	(75,823,904)	(116,253,510)		(46,039,902)	(153,301,360)
Net Unrealized Appreciation (Depreciation)	$27,670,212		$201,008,233	$285,504,317		$739,845,857	$220,179,485
		Russell Tax-Managed		Russell Global
	Russell Tax-Managed		U.S. Mid & Small Cap	Opportunistic Credit		Russell Strategic Bond	Russell Investment
	U.S. Large Cap Fund		Fund	Fund		Fund	Grade Bond Fund
Cost of Investments	$1,125,874,658		$284,168,897	$2,035,116,933		$7,370,102,732	$1,543,999,790
Unrealized Appreciation	$314,520,476		$88,863,197	$29,506,193		$132,676,494	$21,643,193
Unrealized Depreciation		(7,102,193)	(4,581,591)	(81,967,864)		(61,925,777)	(8,246,403)
Net Unrealized Appreciation (Depreciation)	$307,418,283		$84,281,606	$(52,461,671	) $	70,750,717	$13,396,790
	Russell Short Duration Russell Tax Exempt Russell Commodity					Russell Global	Russell Global Real
	Bond Fund		Bond Fund	Strategies Fund Infrastructure Fund			Estate Securities Fund
Cost of Investments	$1,129,073,515		$1,381,155,801	$962,564,768		$1,403,261,513	$1,450,724,995
Unrealized Appreciation	$5,321,123		$46,371,542 $	— $		201,527,636	$277,327,322
Unrealized Depreciation		(7,794,941)	(3,119,597)	(267,834)		(16,035,404)	(15,766,534)
Net Unrealized Appreciation (Depreciation)	$(2,473,818	) $	43,251,945	$(267,834	) $	185,492,232	$261,560,788
	Russell Multi-Strategy Russell Strategic Call			Select U.S. Equity Select International
	Alternative Fund	Overwriting Fund		Fund		Equity Fund
Cost of Investments	$559,297,580		$64,062,181	$840,641,229		$946,883,930
Unrealized Appreciation	$13,106,272		$25,538,026	$14,504,351		$30,790,142
Unrealized Depreciation		(10,598,089)	(572,768)	(22,235,162)		(16,398,641)
Net Unrealized Appreciation (Depreciation)	$2,508,183		$24,965,258	$(7,730,811	) $	14,391,501

As permitted by tax regulations, the Funds intend to defer a late year ordinary loss incurred from January 1, 2014 to October 31,
2014 and treat it as arising in the fiscal year 2015. As of October 31, 2014, Russell Commodity Strategies and Russell Tax-Managed
U.S. Mid & Small Cap Funds had deferred ordinary losses of $8,401,501 and $1,239,684 respectively.
7. Record Ownership
As of April 30, 2015, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

630 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

	# of Shareholders	%
Russell U.S. Core Equity Fund	3	74.6
Russell U.S. Defensive Equity Fund	4	61.2
Russell U.S. Dynamic Equity Fund	3	73.9
Russell U.S. Strategic Equity Fund	2	62.6
Russell U.S. Large Cap Equity Fund	1	99.5
Russell U.S. Mid Cap Equity Fund	2	98.2
Russell U.S. Small Cap Equity Fund	3	53.8
Russell International Developed Markets Fund	4	80.4
Russell Global Equity Fund	2	39.8
Russell Emerging Markets Fund	3	56.8
Russell Tax-Managed U.S. Large Cap Fund	4	75.9
Russell Tax-Managed U.S. Mid & Small Cap Fund	4	77.6
Russell Global Opportunistic Credit Fund	3	52.4
Russell Strategic Bond Fund	3	58.4
Russell Investment Grade Bond Fund	2	53.3
Russell Short Duration Bond Fund	4	74.9
Russell Tax Exempt Bond Fund	4	79.9
Russell Commodity Strategies Fund	2	46.8
Russell Global Infrastructure Fund	3	53.3
Russell Global Real Estate Securities Fund	3	67.1
Russell Multi-Strategy Alternative Fund	3	71.5
Russell Strategic Call Overwriting Fund	1	93.6
Select U.S. Equity Fund	4	85.5
Select International Equity Fund	4	88.2

8. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

9. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8,
2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This
second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.

10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

Notes to Financial Statements 631

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

On May 1, 2015, the Board declared dividends payable from net investment income. Dividends will be payable on May 5, 2015, to shareholders of record on May 4, 2015.

On June 1, 2015, the Board declared dividends payable from net investment income. Dividends will be payable on June 3, 2015, to shareholders of record on June 2, 2015.

632 Notes to Financial Statements

Russell Investment Company
Russell Funds

Affiliated Brokerage Transactions — April 30, 2015 (Unaudited)

As mentioned in the Note 5 in the Notes to Financial Statements contained in this annual report, the Funds utilize Russell
Implementation Services Inc. (“RIS”) and its independent brokers. RIS is a registered broker dealer and investment adviser and an affiliate with RIMCo. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money manager, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers including assets
RIMCo may manage to manage risk in a Fund’s investment portfolio and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the Funds.

Amounts retained by RIS for the period ended April 30, 2015 were as follows:
Affiliated Broker	Fund Name	2015
RIMCo
	Russell U.S. Core Equity Fund	$124,784
	Russell U.S. Defensive Equity Fund	11,291
	Russell U.S. Dynamic Equity Fund	8,078
	Russell U.S. Strategic Equity Fund	72,211
	Russell U.S. Mid Cap Equity Fund	17,221
	Russell U.S. Small Cap Equity Fund	637,737
	Russell International Developed Markets Fund	388,509
	Russell Global Equity Fund	79,154
	Russell Emerging Markets Fund	388,784
	Russell Tax-Managed U.S. Large Cap Fund	74,143
	Russell Tax-Managed U.S. Mid & Small Cap Fund	33,575
	Russell Strategic Bond Fund	1,363
	Russell Short Duration Bond Fund	71
	Russell Global Infrastructure Fund	131,391
	Russell Global Real Estate Securities Fund	74,676

Affiliated Brokerage Transactions 633

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Existing Investment Advisory Agreements (for all Funds except the Select U.S. Equity and Select International
Equity Funds)
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve the continuation of the advisory agreements with RIMCo (the “Existing Agreements”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) on at least an annual basis and that the terms and conditions of each Existing Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Existing Agreements and the portfolio management contracts at a meeting held in person on May 19-
20, 2014 (the “Existing Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; (2) information and reports prepared by RIMCo relating to the profitability of each Fund to RIMCo; (3)
information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of certain of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the
Funds; and (4) information prepared by RIMCo (the “RIMCo Comparative Information”) comparing the performance of certain Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by RIMCo to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds, whether identified as such in the Third-Party Information or the RIMCo Comparative Information, are collectively hereinafter referred to as the Fund’s
“Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance
Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons.
In the case of certain, but not all, Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the
Independent Trustees, in connection with its evaluations of the Existing Agreements and portfolio management contracts are collectively called the “Existing Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other
Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Existing Agreements and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 29, 2014 (the “Existing Agreement Information Review Meeting,” and together with the Existing
Agreement Evaluation Meeting, the “Existing Agreement Evaluation Meetings”), the Independent Trustees in preparation for the
Existing Agreement Evaluation Meeting met first with representatives of RIMCo and then in a private session with Independent
Counsel at which no representatives of RIMCo or the Funds’ management were present to review the Existing Agreement Evaluation
Information received to that date and, on the basis of that review, requested additional Existing Agreement Evaluation Information.
At the Existing Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent
Counsel to review additional Existing Agreement Evaluation Information received to that date. At the Existing Agreement Evaluation
Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Existing Agreements and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by
RIMCo at the Existing Agreement Evaluation Meetings as part of this review encompassed the Funds and all Other Russell Funds.
Information received by the Board, including the Independent Trustees, at the Existing Agreement Evaluation Meetings is included in the Existing Agreement Evaluation Information. Prior to voting at the Existing Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Independent Counsel to consider additional
Existing Agreement Evaluation Information received from RIMCo and management at the Existing Agreement Evaluation Meeting.
The discussion below reflects all of these reviews.

634 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In evaluating the portfolio management contracts, the Board considered that each of the Funds (the “Manager-of-Managers Funds”), other than the Russell Strategic Call Overwriting Fund, employs a manager-of-managers method of investment and RIMCo’s advice that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds except the
Russell Strategic Call Overwriting Fund, which is currently managed only by RIMCo. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Manager Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for a Manager-of-Managers Fund; or (3) both a discretionary and a non-discretionary assignment.

The Board considered that RIMCo (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the Existing Agreements for determining, implementing and maintaining the investment program for each Fund. Assets of each
Manager-of-Managers Fund generally have been allocated among the multiple discretionary Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages the investment of each Manager-of-Managers Fund’s cash and also may manage directly any portion of each Manager-of-Managers Fund’s assets that RIMCo determines not to allocate to the discretionary
Money Managers and portions of a Manager-of-Managers Fund during transitions between Money Managers. RIMCo also may manage portions of a Manager-of-Managers Fund based upon model portfolios provided by non-discretionary Money Managers. In all cases,
Fund assets are managed directly by RIMCo pursuant to authority provided by the Existing Agreements.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIMCo itself. The Board has been advised that RIMCo’s goal with respect to the Manager-of-Managers Funds is to construct and manage diversified portfolios in a risk-aware manner. Each discretionary Money Manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo
(each, a “segment”) in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. For each
Manager-of-Managers Fund, RIMCo is responsible for, among other things, communicating performance expectations to each Money
Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money
Managers to engage in or provide recommendations with respect to certain investment strategies for a Manager-of-Managers Fund; and
recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment or strategy constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Manager-of-Managers Fund in a complementary manner. Therefore,
RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund over appropriate periods has reflected, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Manager-of-Managers Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers or their strategies in a manner designed to achieve the objectives of the Manager-of-
Managers Fund.

The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures emphasize to investors
RIMCo’s role as the principal investment manager for each such Fund, rather than the investment selection role of the Funds’ Money
Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the structure of the Manager-of-Managers Funds.

Basis for Approval of Investment Advisory Contracts 635

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Manager-of-Managers Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the Existing Agreements, including the following: following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2. The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund;

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund;
and

6. Information provided by RIMCo concerning economies of scale and whether any scale economies are adequately shared with the
Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”)
and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the Funds’
compliance programs.

RIMCo is a wholly owned subsidiary of Frank Russell Company (“FRC”). FRC, in turn, is an indirect majority-owned subsidiary of
The Northwestern Mutual Life Insurance Company (“NM”). Prior to the Existing Agreement Information Review Meeting, NM publicly announced its intention to evaluate strategic alternatives for its majority interest in FRC. RIMCo has advised the Board that this review could result in a transaction (“Transaction”) causing a change of control of RIMCo. At the Existing Agreement Information Review
Meeting, the Board was advised by RIMCo that an unspecified number of parties had expressed an interest in a Transaction with NM but, to RIMCo’s knowledge, no formal proposals had been received to the date of the Existing Agreement Information Review Meeting.
RIMCo, however, expected that proposals from one or more unidentified parties would be received shortly. RIMCo expressed its belief that any Transaction would not affect the activities of RIMCo in respect of the Funds or the structure of the Manager-of-Managers
Funds. However, the Board received no assurances in this regard directly from NM. Any Transaction would result, among other things, in an assignment and termination of the Existing Agreements, as required by the 1940 Act, and by the terms and conditions of the
Existing Agreements. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Post-Transaction Agreement”) for the Existing Agreements and thereafter to submit the Post-Transaction
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Existing Agreement Evaluation Meeting,
the Board was advised by RIMCo that NM had entered into exclusive discussions with London Stock Exchange Group plc regarding a possible Transaction. At both of the Existing Agreement Evaluation Meetings, the Board discussed with RIMCo the need to assure continuity of services required for the Funds’ operations.

As noted above, RIMCo, in addition to managing the investment of each Manager-of-Managers Fund’s cash, may directly manage a portion of certain Manager-of-Managers Funds (the “Participating Funds”) pursuant to the relevant Existing Agreement, the

636 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

actual allocation being determined from time to time by the Participating Funds’ RIMCo portfolio manager. Beginning in 2012,
RIMCo implemented a strategy of managing a portion of the assets of the Participating Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such
Funds. RIMCo monitors and assesses Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Fund characteristics consistent with the Funds’ investment objectives and strategies. For U.S. equity Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector). For non-U.S. equity, global infrastructure and global real estate Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector or region). For fixed-income and alternative Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning, or interest rates). For all Funds, fund characteristics may be managed to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for each Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess
Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, exchange-traded funds, exchange-traded notes, REITs, short-
term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/
return profile for the Fund. Derivatives may be used to take long or short positions. In addition, RIMCo may choose to use the cash equitization process to manage Fund characteristics in order to seek to achieve the desired risk/return profile for the Fund. RIMCo also may manage Fund assets directly to effect a Fund’s investment strategies. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Fund assets among Money Managers, increase Fund cash reserves or determine not to be fully invested. RIMCo’s Direct Management Services generally are not intended to be a primary driver of Manager-of-Managers Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs.
At the Existing Agreement Evaluation Meetings, RIMCo advised the Board of a likely expansion of its Direct Management Services.
In connection with this expansion, RIMCo stated that it may provide Direct Management Services to additional Funds and expected that a larger portion of certain Funds, including the Russell Tax-Managed U.S. Mid & Small Cap Fund, will be managed directly by
RIMCo pursuant to the Direct Management Services. Additional Funds to be managed pursuant to the Direct Management Services may include some or all fixed income Funds. The Board considered that during the period, and to the extent that RIMCo employs its
Direct Management Services other than via the cash equitization process in respect of Participating Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Funds consequently may be increased incrementally, although RIMCo may incur additional costs in providing Direct Management Services. The Board, however, also considered the potential benefits of the Direct Management
Services to Participating Funds; the limited amount of assets that to the date of the Existing Agreement Evaluation Meetings were being managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate Advisory Fees paid by the Participating Funds are not increased as a result of RIMCo’s direct management of Fund assets as part of the Direct Management
Services or otherwise.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Existing
Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each
Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Russell U.S. Dynamic Equity
Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Global Equity Fund,
Russell Emerging Markets Fund, Russell Strategic Bond Fund, Russell Short Duration Bond Fund, Russell Global Opportunistic
Credit Fund, Russell Commodity Strategies Fund, Russell Global Infrastructure Fund, Russell Global Real Estate Securities Fund and
Russell Multi-Strategy Alternative Fund each had an Advisory Fee which, compared with its Comparable Funds’ investment advisory fees on an actual basis, was ranked in the fourth or fifth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the

Basis for Approval of Investment Advisory Contracts 637

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

latest fiscal years for the Expense Universe funds. The Board considered that the actual Advisory Fee for each of the Russell Global
Real Estate Securities Fund and Russell Multi-Strategy Alternative Fund was less than 5 basis points from the third quintile of its
Expense Universe. The Board further considered RIMCo’s explanation of the reasons for the Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and, in the case of the Manager-of-Managers Funds, management of portfolio transition costs when Money Managers are added, terminated or replaced.

RIMCo also observed that its “margins” in providing investment advisory services to the Manager-of-Managers Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Manager-of-Managers Funds’ Advisory Fees to their Money Managers.
RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.

RIMCo attributed the high relative actual Advisory Fees of the Russell U.S. Dynamic Equity Fund, Russell Global Equity Fund, Russell
Emerging Markets Fund, and Russell Tax-Managed U.S. Large Cap Fund to the practice among smaller Expense Universe funds to apply expense waivers intended to improve their total expense comparisons first to investment advisory fees, making meaningful comparisons of actual advisory fees difficult. In addition, RIMCo noted that very few of the Comparable Funds in the Russell Tax-
Managed U.S. Large Cap Fund’s Expense Universe offer the tax-managed characteristics of the Fund.

RIMCo attributed the high relative actual Advisory Fee of the Russell Tax-Managed U.S. Mid & Small Cap Fund to the fact that none of the Expense Universe funds offers any of the tax-managed characteristics of the Fund.

RIMCo attributed the high relative actual Advisory Fees of the Russell Short Duration Bond Fund and Russell Commodity Strategies
Fund to significant changes in their respective Expense Universes during the past year that adversely affected their Expense Universe rankings.

With respect to the Russell Global Infrastructure Fund, RIMCo noted that its Advisory Fee reflected an expectation that additional
Money Managers would be engaged following the Fund’s launch and that the Money Managers would require fees reflecting the market for the particular skills and expertise to conduct the Fund’s investment program. RIMCo noted further than an additional Money
Manager was hired in February 2014. The Board considered RIMCo’s advice at the Existing Agreement Evaluation Meeting that, in response to discussions with the Board at the Existing Agreement Information Review Meeting, it would implement a voluntary
Advisory Fee waiver of 2 basis points for the Russell Global Infrastructure Fund, effective June 1, 2014. If the new voluntary fee waiver had been in effect during the period covered by the Third-Party Information, the Fund’s Advisory Fee would have been less than 5 basis points from the third quintile of the Fund’s Expense Universe. The voluntary Advisory Fee waiver may be terminated unilaterally by
RIMCo at any time.

With respect to the Russell Commodity Strategies Fund, RIMCo noted that the Fund is the only multi-manager fund in the Expense
Universe and, as such, offers a unique value proposition which justifies its higher relative actual Advisory Fee. The Board also considered RIMCo’s advice at the Existing Agreement Evaluation Meeting that, in response to discussions with the Board at the
Existing Agreement Information Review Meeting, it would implement a voluntary Advisory Fee waiver of 3 basis points for the Russell
Commodity Strategies Fund, effective June 1, 2014. The voluntary Advisory Fee waiver may be terminated unilaterally by RIMCo at any time.

With respect to the Russell Global Opportunistic Credit Fund, RIMCo noted that, unlike other funds in its Expense Universe, the Fund provides investors with a broad array of aggressive fixed income investing strategies generally not comparable to the other funds in its
Expense Universe and that the Fund’s higher relative actual Advisory Fee is justified by this broader strategy.

Based upon information provided by RIMCo, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds as well as net Fund redemptions or purchases in recent years.

638 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board also considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and Other Russell Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and Other Russell Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Russell U.S. Dynamic
Equity Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Short Duration Bond Fund, Russell Strategic Bond Fund,
Russell Global Opportunistic Credit Fund, Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global
Equity Fund, Russell Tax Exempt Bond Fund, Russell Tax-Managed U.S. Large Cap Fund, and Russell Global Infrastructure Fund
each ranked in the fourth or fifth quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds.
The total expenses for each of the other Funds ranked in the third quintile of its Expense Universe, or better. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. In the case of each of the aforementioned Funds other than the Russell Tax Exempt Bond Fund, a significant factor in the Fund’s total expense ranking was the Fund’s Advisory Fee when compared to the investment advisory fees of other Expense Universe funds. The Board considered that the total expenses for each of the Russell Tax-Managed U.S. Large Cap Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, and Russell Tax Exempt
Bond Fund were within 5 basis points or less from the third quintile of the Fund’s Expense Universe. With respect to each of the other
Funds with total expenses ranked in the fourth or fifth quintile of their Expense Universes, RIMCo expressed its belief that the Funds’
overall expense ratio was reasonable, notwithstanding the Third-Party Information comparisons. RIMCo provided explanations of the high relative total expense for certain Funds.

With respect to the Russell U.S. Dynamic Equity Fund, the Board considered RIMCo’s explanation that the Fund’s expense ratio increased by approximately 5 basis points as a result of a full year of an increase to the Fund’s contractual expense limitation amount.

With respect to the Russell Tax-Managed U.S. Mid & Small Cap Fund, the Board considered RIMCo’s advice that none of the funds in its Expense Universe pursued a tax-managed or tax-aware strategy comparable to the Fund’s strategy. RIMCo expressed its belief that the higher relative total expenses are justified by the Fund’s strategy.

With respect to the Russell Commodity Strategies Fund, the Board considered RIMCo’s expressed belief that, because of the small size of the Fund’s Expense Universe, any change in the number of Comparable Funds may be expected to have, and has had, an impact on the ranking of the Fund’s total expenses. In addition to the sensitivity and volatility of the Expense Universe to constituent changes,
RIMCo again noted that the Fund was the only multi-manager fund in its Expense Universe and offers a unique value proposition to its peers, justifying its relatively higher total expense ratio. The Board also considered RIMCo’s advice at the Existing Agreement
Evaluation Meeting that it would implement a voluntary Advisory Fee waiver of 3 basis points, effective June 1, 2014 and that the waiver would have a beneficial impact on the Fund’s expense ratio while in effect.

With respect to the Russell Global Opportunistic Credit Fund, the Board considered information provided by RIMCo comparing the
Fund’s total expenses to a “custom” peer group selected by RIMCo believed to be more comparable to the Fund. This comparison showed somewhat improved comparative results but the Fund still ranked in the fourth quintile of this custom peer group.

With respect to the Russell Strategic Bond Fund, the Board considered that, effective January 1, 2014, the contractual waiver of certain transfer agency fees was increased, which would reduce the Fund’s expense ratio for Class S shares by approximately 2 basis points.

With respect to the Russell Short Duration Bond Fund, the Board considered that an additional 3 basis points of transfer agency fees for classes A, C, E, and S would be waived, effective May 1, 2014.

With respect to the Russell Global Infrastructure Fund, the Board considered RIMCo’s advice at the Existing Agreement Evaluation
Meeting that it would implement a voluntary Advisory Fee waiver of 2 basis points, effective June 1, 2014 and that the waiver would have a beneficial impact on the Fund’s expense ratio while in effect.

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On the basis of the Existing Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Existing Agreement Evaluation Meetings by
RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of its respective Comparable Funds, (1) the Advisory Fee charged by
RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund; (2) the relative expense ratio of the Fund either was comparable to those of its Comparable
Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund were not excessive; (5) RIMCo’s profitability with respect to the
Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by
RIMCo; and (6) the Advisory Fee charged by RIMCo appropriately reflects any economies of scale realized by such Fund in light of various factors, including the variability of Money Manager investment advisory fees and other factors associated with the manager-of-
managers structure.

The Board concluded that, under the circumstances and based on RIMCo’s performance information and reviews for each Fund, the performance of each of the Funds would be consistent with continuation of its Existing Agreement. The Board, in assessing the performance of Funds with at least three years of performance history, focused upon performance for the 3-year period ended December
31, 2013 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIMCo beginning in
2012 to enhance the performance of certain Manager-of-Managers Funds, including changes in Money Managers, and, in the case of Participating Funds, RIMCo’s implementation of its Direct Management Services, which may not yet be fully reflected in Fund investment results.

With respect to the Russell U.S. Core Equity Fund, the Third-Party Information showed that the Fund’s performance for the 3-year period ended December 31, 2013 was in the fourth quintile of its Performance Universe, but that its performance for the 1- and 5-year periods ended such date was in each case in the third quintile of its Performance Universe. In the 3-year period, RIMCo noted, among other things, that the Fund’s overweight to high beta stocks and stocks with positive price momentum detracted from the Fund’s relative performance as that category underperformed.

With respect to the Russell Commodity Strategies Fund, the Third-Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 1-year period ended December 31, 2013, but was ranked in the fourth quintile of the Performance Universe for the 3-year period ended such date. RIMCo advised the Board that the Fund’s underperformance relative to some other funds in the Performance Universe was primarily attributable to differences in the Comparable Funds’ benchmarks and performance objectives. Additionally, several constituent funds in the Performance Universe seek to improve performance relative to their benchmarks by investing in lower quality credit instruments while the Fund maintains an average credit rating of AA or better.
RIMCo noted that the Fund outperformed its benchmark in the 3-year period.

With respect to the Russell Tax Exempt Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2013, but was ranked in the first quintile of the Performance Universe for the 1-year period ended such date. The Board considered RIMCo’s explanation of the Fund’s relative underperformance for the 3- and 5-year periods. Among other things, RIMCo noted that the Comparable Funds’ tendency to maintain longer portfolio durations than the Fund generally maintains in its portfolio was a benefit for the Comparable Funds during interest rate rallies during the periods.

With respect to the Russell Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance for each of the 1-,
3- and 5-year periods ended December 31, 2013 was ranked in the fourth quintile of its Performance Universe. RIMCo noted that the credit quality of the Fund’s portfolio is significantly higher than the portfolio credit quality of its Comparable Funds. Lower quality credit outperformed higher quality credit as credit markets rallied over the 3-year performance measurement period. RIMCo noted that the Fund outperformed its benchmark in each of the 1-, 3- and 5-year periods.

With respect to the Russell Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 1- and 5-year periods ended December 31, 2013, but was ranked in the fourth quintile of the Performance Universe for the 3-year period ended such date. RIMCo attributed the relative underperformance for

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the 3-year period to the Fund’s exposure to Asia property developers, particularly Hong Kong and Singapore, based on Money Manager favorable views of their share valuations and growth expectations for the regions.

With respect to the Russell Investment Grade Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2013, but was ranked in the third quintile for the 5-year period ended such date. The Board considered that RIMCo attributed the relative underperformance for the
3-year period primarily to the fact that the Comparable Funds tend to have meaningfully lower credit quality than the Fund and its benchmark.

With respect to the Russell Multi-Strategy Alternative Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2013. The Board considered that
RIMCo attributed the relative underperformance to differences in benchmarks, performance objectives and the types of strategies employed. The Board considered RIMCo’s explanation that the primary goal of the Fund is to outperform its benchmark while maintaining a lower volatility and lower correlation to global equity markets, whereas many of the constituents in the Fund’s custom peer group are benchmarked to equity or hedge fund indices. In this regard, RIMCo noted that relative to peers the Fund maintained significantly less exposure to U.S. equities, which rallied during the period.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner. The Board also considered the Money Manager changes that have been made since 2012 and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services, which continue to evolve in nature and scope, was not yet fully reflected in the Fund’s investment results. Lastly, the Board considered potential new strategies discussed at the Existing
Agreement Evaluation Meetings and prior Board meetings that may be employed by RIMCo in respect of certain Funds.

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund that continuation of its Existing
Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of each Existing
Agreement.

At the Existing Agreement Evaluation Meetings, with respect to the evaluation of the terms of portfolio management contracts with
Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and
RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Funds other than benefits from their soft dollar arrangements. The Existing
Agreement Evaluation Information described, and at the Existing Agreement Evaluation Meetings the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Existing Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange
Commission and by the Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Funds and percentage of Fund transactions effected pursuant to the soft dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Existing Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Fund portfolio transactions. At the Existing Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money
Managers to the Board at the May 2014 meeting. RIMCo recommended that each of the other Money Managers be retained at its current or a reduced fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the standard fee rates charged by
Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of
Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Existing Agreement Evaluation Information, the Board
concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the Existing Agreements or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-
Fund basis and their determinations were made in respect of each Fund.

Subsequent to the Existing Agreement Evaluation Meeting, the Board received a proposal from RIMCo at a meeting held on May 20,
2014 to effect Money Manager changes for the Russell Investment Grade Bond Fund, Russell Short Duration Bond Fund, Russell
Tax-Managed U.S. Mid & Small Cap Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Global Real Estate Securities Fund,
Russell U.S. Dynamic Equity Fund and Russell Global Opportunistic Credit Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients;
RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory
Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager.
The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate
Advisory Fees paid by the Funds, and the fact that the aggregate Advisory Fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Initial Approval of the Investment Advisory Agreements for the Select U.S. Equity and Select International Equity Funds
In the case of new Funds, the 1940 Act requires that the Board, including a majority of the Independent Trustees voting separately, initially approve the advisory agreements with RIMCo (the “New Fund Agreements”), and approve the continuation of each New Fund
Agreement on at least an annual basis, and that the terms and conditions of each New Fund Agreement provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, initially considered and approved the adoption of the New Fund Agreements for the Select U.S. Equity Fund and the Select International Equity Fund (the “New Funds”) at
a meeting held in person on February 25, 2014 (the “New Fund Agreement Evaluation Meeting”).

In preparation for the review, the Board, including the Independent Trustees, considered (1) information and reports prepared by RIMCo relating to the services proposed to be provided by RIMCo (and its affiliates) to the New Funds, including the fact that the New Funds do not employ a multi-manager approach and that RIMCo will trade securities and other financial instruments directly on behalf of the
New Funds; and (2) information prepared by RIMCo, not an independent source, comparing the proposed fees and expenses of the New
Funds with other peer funds not managed by RIMCo, believed by RIMCo to be generally comparable in investment objectives to the
New Funds (the “RIMCo Comparable Funds”). The foregoing and other information received by the Board, including the Independent
Trustees, in connection with its evaluations of the New Fund Agreements are collectively called the “New Fund Agreement Evaluation
Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Other Russell
Funds with respect to services provided by RIMCo and RIMCo’s affiliates, and advice previously received from counsel to the Funds and counsel to the Independent Trustees regarding the Trustees’ responsibilities in considering the New Fund Agreements.

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

At the New Fund Agreement Evaluation Meeting, the Board was advised that RIMCo’s goal with respect to the New Funds was to construct and manage portfolios utilizing a smart-beta strategy, which generally is viewed as a combination or blend of active and passive strategies, to address the defined contribution market and the registered investment advisor market. The Board considered
RIMCo’s advice that it is expected that certain “funds of funds” also managed by RIMCo will pursue their investment objectives by investing in the New Funds, among other underlying Funds, and that the New Funds are expected to provide lower advisory fees and total expense ratios, along with lower excess returns and tracking error targets than pure active funds with a stock selection component.

Based upon the New Fund Agreement Evaluation Information, including presentations by RIMCo at the New Fund Agreement
Evaluation Meeting, the Trustees considered, with respect to each New Fund, various specific factors in evaluating approval of the New
Fund Agreements, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the New Fund by RIMCo;

2. The advisory fee paid by the New Fund to RIMCo (the “Advisory Fee”);

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the New Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses to be incurred by the New Fund; and

5. Information provided by RIMCo as to the profits that RIMCo expects to derive from its operations with respect to the New Fund.

The Board noted, among other things, that as newly organized funds, the New Funds, at the time of the New Fund Agreement Evaluation
Meeting, had no historical operating, performance, expense ratio or profitability information. Moreover, the Board noted, in considering the structure of the Advisory Fee and whether economies of scale are reflected appropriately, the uncertainties as to the Funds’ ability to attract assets.

On the basis of the New Fund Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the New Fund Agreement Evaluation Meeting by RIMCo, the Board, in respect of each New Fund, found, after giving effect to any applicable waivers and/or reimbursements (1)
the Advisory Fee rate and structure to be charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services expected to be provided to the New Fund; (2) the projected relative expense ratio of the New
Fund was comparable to those of its RIMCo Comparable Funds; (3) other benefits and fees expected to be received by RIMCo or its affiliates from the New Fund were not excessive; and (4) RIMCo’ projected profitability with respect to the New Fund was not excessive in light of the expected nature, scope and overall quality of the investment management and other services to be provided by RIMCo.

After considering the foregoing and other relevant factors, the Board concluded that approval of the New Fund Agreements would be in the best interests of each New Fund and voted to approve the New Fund Agreement for each New Fund.

Approval of the Post-Transaction Agreement (for all Funds)
On May 20, 2014, London Stock Exchange Group plc (“LSEG”) announced that it had entered into exclusive discussions with NM for the potential acquisition of FRC although there was no certainty that any agreement for a transaction would be reached. On
June 26, 2014, the Board was advised by FRC, and LSEG publicly announced, that LSEG had entered into a definitive agreement and plan of merger to acquire FRC, including both its index and investment management businesses. In its announcement (the
“LSEG Announcement”), LSEG stated, among other things, that the investment management business would be the subject of “a comprehensive review to determine its positioning and fit with the Group” and that LSEG is “committed to maintaining a clear focus on client service, fund performance and management and employee stability, whilst ensuring appropriate standalone governance.” On
June 27, 2014, the Board met by conference telephone call to discuss preliminarily the LSEG Announcement with representatives of
FRC, RIMCo and LSEG.

In preparation for its evaluation of the Post-Transaction Agreement, the Independent Trustees, with the advice and assistance of
Independent Counsel, requested information to evaluate the Post-Transaction Agreement. In their requests for such information, the
Independent Trustees advised RIMCo of their intention to rely upon the Existing Agreement Evaluation Information and New Fund

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Agreement Evaluation Information in their evaluation of the Post-Transaction Agreement, if and to the extent the Existing Agreement
Evaluation Information and New Fund Agreement Evaluation Information continued to be accurate and complete as of July 29, 2014.
The Independent Trustees requested that RIMCo provide any updated and additional information needed for the Board to consider whether the Post-Transaction Agreement should be approved. The foregoing information and other information provided by RIMCo and LSEG to the Board, including the Independent Trustees, in connection with its evaluation of the Post-Transaction Agreement hereinafter is referred to collectively as the “Post-Transaction Agreement Evaluation Information.”

At a meeting held in person on July 17, 2014 (the “Post-Transaction Agreement Information Review Meeting”), the Board in further preparation for its evaluation of the Post-Transaction Agreement reviewed Post-Transaction Agreement Evaluation Information received to the date of that Meeting, first with senior representatives of FRC, RIMCo, Fund management and LSEG, and then in a private session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, and, on the basis of that review, requested additional information regarding the Transaction and its impact on RIMCo and the Funds.

The Board met in person on July 29, 2014 to consider approval of the Post-Transaction Agreement (the “Post-Transaction Agreement
Evaluation Meeting”). At the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees first met to review additional
Post-Transaction Agreement Information received to that date with representatives of FRC, RIMCo, Fund management, and LSEG.
Presentations made by FRC, RIMCo and LSEG at the Post-Transaction Agreement Information Review Meeting and the Post-
Transaction Agreement Evaluation Meeting (together, the “Transaction Board Meetings”), as part of this review, encompassed all of the Funds and the Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Transaction
Board Meetings is included in the Post-Transaction Agreement Evaluation Information. Presentations made by FRC, RIMCo and
LSEG at the Transaction Board Meetings are included in the Post-Transaction Agreement Evaluation Information. Prior to voting at the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees met in executive session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, to review additional Post-Transaction Agreement
Evaluation Information received prior to and at the Meeting. The discussion below reflects all of these reviews.

The Board’s evaluation of the Post-Transaction Agreement reflected the Post-Transaction Agreement Evaluation Information and other information received by the Board during the course of the year or prior years (including the Existing Agreement Evaluation Information and New Fund Agreement Evaluation Information, as supplemented by RIMCo through the date of the Post-Transaction Agreement
Evaluation Meeting) and the findings made by the Board in respect of the Existing Agreement and New Fund Agreements at the Existing
Agreement Evaluation Meeting and the New Fund Agreement Evaluation Meeting (together with the Existing Agreement Evaluation
Meeting, the “Existing Agreement Evaluation Meetings”). The Independent Trustees’ evaluations of the Post-Transaction Agreement also reflected the knowledge and familiarity gained as Board members of the Funds and Other Russell Funds with respect to services provided by RIMCo, RIMCo’s affiliates, and each Money Manager to the Funds under the Existing Agreement and services proposed to be provided to the Funds under the Post-Transaction Agreement. The Board noted the short period of time since the Existing
Agreement Evaluation Meetings and that information provided by RIMCo to update and supplement the Existing Agreement Evaluation
Information and New Fund Agreement Evaluation Information through the date of the Post-Transaction Agreement Evaluation Meeting did not affect the conclusions reached by the Board at either of the Existing Agreement Evaluation Meetings.

In approving the Post-Transaction Agreement, the Board considered all factors it believed relevant in exercising its business judgment, including the following:

(1) the reputation, financial strength and resources of LSEG;

(2) LSEG is a diversified international market infrastructure and capital markets business;

(3) LSEG’s advice that it has a strong track record of successful acquisitions and owning regulated businesses and that its regulatory and compliance history is strong;

(4) LSEG is not engaged in the mutual fund or investment management businesses, with the result that there will be no overlap of mutual fund products to address in the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

(5) LSEG’s advice that the outcome of the comprehensive review and its effect on FRC’s investment management business would not be prejudged and that one part of the review is to determine whether the FRC investment management business would be more valuable as part of the LSEG organization or as part of an organization with existing investment management activities;

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(6) LSEG’s assurances that there were no circumstances that could be envisaged at the time of the Post-Transaction Agreement
Evaluation Meeting under which the Funds may be left without an investment manager to conduct their investment programs and that, whatever the outcome of the comprehensive review and for as long as it owns the FRC investment management business, it is committed to maintaining the existing clear focus on client service and fund performance in FRC’s investment management business;

(7) LSEG’s stated intention that the FRC investment management business will operate independently of the rest of LSEG and its expectation that the impact of the Transaction on the Funds will be broadly neutral, with no material improvements or disadvantages, although the Funds may benefit to some extent from the ownership of the FRC investment management business by a company with world class technology, operational competencies, and financial strength;

(8) LSEG’s advice that, as part of the comprehensive review, it will provide continued strong support and investment for growth and innovation, and pay particular attention to creating appropriate standalone governance and operations for FRC’s investment management business while also focusing on maintaining strong management and employee continuity;

(9) the Post-Transaction Agreement Evaluation Information did not identify any conflicts of interest that would arise following completion of the Transaction but LSEG did advise the Board that it is continuing to work with FRC to establish the scope of affiliated business and to assess whether modifications to FRC’s compliance policies and procedures and/or other steps are appropriate. The Board was advised that it would be apprised of any material issues that are subsequently identified.

(10) LSEG’s expectation that there will be no diminution in the nature, scope and overall quality of services provided to the Funds and their shareholders, including administrative, regulatory and compliance services, as a result of the Transaction. In this regard, the
Post-Transaction Agreement Evaluation Information stated, among other things:

• LSEG intends to maintain the existing nature and quality of services provided to the Funds by RIMCo.

• In connection with or as a result of the Transaction, LSEG anticipates that RIMCo will maintain the resources, operations, staffing and other functions required for the operation or administration of the Funds.

• No changes are expected by LSEG in RIMCo’s investment strategies and practices in respect of the Funds as a result of the Transaction, including the manager-of-managers structure employed by the Funds (except the Select U.S. Equity, Select
International Equity and Russell Strategic Call Overwriting Funds) that are not Funds of Funds (the “Manager-of-Managers Funds”)
and employed indirectly by the Funds of Funds through their investments in the Manager-of-Managers Funds.

(11) advice from RIMCo and LSEG that there is no intention to propose any immediate changes to any of the Funds’ third-party service providers, thereby assuring continuation of services needed for the Funds’ operations and minimizing complications in connection with the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

(12) at the New Fund Agreement Evaluation Meeting, the Board had performed an initial review of the New Fund Agreements, and at its April 29, 2014 meeting and the Existing Agreement Evaluation Meeting, the Board had performed a full annual review of the
Existing Agreement, each as required by the 1940 Act, and had approved or reapproved each Existing Agreement, concluding, among other things, that the Advisory Fee for each Fund was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and/or expected to be provided, to the Fund;

(13) the terms and conditions of the Post-Transaction Agreement are substantially the same as those of the Existing Agreement, which will terminate automatically upon completion of the Transaction, and the Post-Transaction Agreement will not change any Fund’s
Advisory Fee (on a contractual or actual basis), expense ratio, profitability, economies of scale, or other fees or benefits received by
RIMCo and its affiliates as a result of their relationships with the Fund;

(14) FRC and/or its affiliates and LSEG, not the Funds, will bear all costs of meetings, preparation of proxy materials and solicitation in connection with obtaining approvals of the Post-Transaction Agreement;

(15) there will be no changes to the Independent Trustees of the Board in connection with the Transaction, assuring continuity of the
Funds’ supervision and oversight;

Basis for Approval of Investment Advisory Contracts 645

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

(16) LSEG’s assurances that for a period of two years following the effective date of the Post-Transaction Agreement, it will use reasonable best efforts not to engage in activities that would impose an “unfair burden” on the Funds within the meaning of Section
15(f) of the 1940 Act;

(17) the Board’s belief that shareholders have purchased and retained their Fund shares based upon the reputation, investment record, and investment philosophies and strategies employed by RIMCo in managing the Funds (including the manager-of-managers structure employed by the Manager-of-Managers Funds and employed indirectly by the Funds of Funds through their investments in the Manager-of-Managers Funds); and

(18) the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of those Funds, and the Board’s belief that, at the current expense ratio of each Manager-of-Managers Fund, there would likely be no acceptable alternative investment managers to replace
RIMCo on comparable terms given the need to continue the manager-of-managers strategy selected by shareholders in purchasing their shares of Manager-of-Managers Funds which employ a manager-of-managers structure or Funds of Funds that indirectly employ a manager-of-managers strategy through their investments in the Underlying Funds.

In evaluating the Post-Transaction Agreement, the Board considered the possibility that, depending upon the results of the comprehensive review, the FRC investment management business would be conducted pursuant to the Post-Transaction Agreement as an independent part of the LSEG organization following completion of the Transaction, without any significant diminution expected in the nature, scope and overall quality of services provided to the Funds, and without any expected effect on the Funds’ Advisory Fees (contractual or actual), expenses, profitability, economies of scale, or other fees or benefits to FRC or RIMCo or their affiliates from their Fund relationships.
However, the Independent Trustees were unable on the basis of the Post-Transaction Agreement Evaluation Information to determine the outcome of the comprehensive review or its effects, if any, on the FRC investment management business generally or on any of the investment advisory and other services that RIMCo and other FRC affiliates provide to the Funds under the Existing Agreement.
Among other things, the Board could not determine whether or for how long FRC’s investment management business will continue as part of the LSEG organization following conclusion of the comprehensive review. In its deliberations, the Board considered the above and other relevant factors in light of the uncertain outcome and effects of the comprehensive review and, consequently, identified the principal factor in determining whether to approve the Post-Transaction Agreement as the need to provide for uninterrupted investment advisory and other services required for the operations of the Funds following the automatic termination of the Existing Agreement upon completion of the Transaction. No other single factor reviewed by the Board was identified by the Board as a principal factor in determining whether to approve the Post-Transaction Agreement and each Board member attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made separately in respect of each Fund. After careful consideration of all factors, principally the need for continuation of investment advisory and other services required for the operation of the Funds following termination of the Existing Agreement, the Board believed that approval of the Post-Transaction Agreement would be in the best interests of each Fund and its shareholders for a period ending two years from the date of the Post-Transaction Agreement, but advised Fund management of its intention (subject to the outcome of the comprehensive review) to evaluate the continuance of the Post-Transaction Agreement within one year of its effectiveness, although not required to do so by the terms of the Post-Transaction Agreement or the 1940 Act. The Independent Trustees were advised by
Independent Counsel throughout the process of evaluating the Post-Transaction Agreement. Prior to the Post-Transaction Agreement
Information Review Meeting, the Board received a memorandum from Fund Counsel discussing its responsibilities in connection with its evaluation of the Post-Transaction Agreement and the Independent Trustees separately received a memorandum discussing such responsibilities from Independent Counsel.

Approval of the New Agreement (for all Funds except the Select U.S. Equity, Select International Equity and Russell
Strategic Call Overwriting Funds)
At the in-person Transaction Board Meetings, the Board considered approval of a new investment advisory agreement between each
Fund (except the Select U.S. Equity, Select International Equity and Russell Strategic Call Overwriting Funds) and RIMCo that reflects updated terms and, if approved by shareholders, will go into effect in lieu of the Post-Transaction Agreement following the Transaction or, if the Transaction is not consummated, will replace the Fund’s Existing Agreement (the “New Agreement”). In preparation for its evaluation of the New Agreement, the Board reviewed information from RIMCo regarding the New Agreement (the “New Agreement
Evaluation Information”) at the Post-Transaction Agreement Information Review Meeting. At the Post-Transaction Agreement
Information Review Meeting, the Independent Trustees met first with representatives of RIMCo and Fund management and then in a

646 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

private session with Independent Counsel, at which no representatives of RIMCo or Fund management were present, to review the New
Agreement Evaluation Information.

The Independent Trustees considered approval of the New Agreement at the Post-Transaction Agreement Evaluation Meeting. The
Board, including the Independent Trustees, first met with representatives of RIMCo and Fund management to discuss the New
Agreement Evaluation Information. Prior to voting on approval of the New Agreement, the Independent Trustees met in a private session with Independent Counsel, at which no representatives of RIMCo or Fund management were present, to review additional
New Agreement Evaluation Information received prior to and at the Post-Transaction Agreement Evaluation Meeting. The discussion reflects all of these reviews.

Presentations made by RIMCo at the Transaction Board Meetings regarding the New Agreement encompassed all of the Funds.

In evaluating the New Agreement, the Board considered all factors it believed relevant in exercising its business judgment, including the following:

(1) the Board had performed a full annual review of the Existing Agreement at the Existing Agreement Evaluation Meeting and had
reapproved the Existing Agreement, concluding, among other things, that the Advisory Fee of each Fund was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to each
Fund;

(2) the New Agreement reflects current industry practices and also expressly addresses RIMCo’s overall investment management responsibilities, including the delegation of such management to Money Managers with discretionary authority, the implementation of recommendations from Money Managers with non-discretionary authority, direct management of all of a Fund’s assets by RIMCo, or any combination thereof;

(3) RIMCo believes that the permission afforded by the New Agreement to use non-discretionary Money Managers with respect to a
Fund’s entire portfolio will enhance RIMCo’s ability to determine how best to manage the Fund’s assets, and will allow RIMCo the flexibility to more efficiently and effectively manage Fund assets consistent with a Fund’s objective and to create a more customized investment program for each Fund, depending upon the particular characteristics and objectives of that Fund;

(4) in the case of certain Funds, RIMCo believes that a more extensive use of non-discretionary Money Managers may provide an opportunity to better manage transaction costs and the tax impact associated with trading portfolio securities;

(5) the New Agreement will not change any Fund’s investment objective nor will it change any Fund’s Advisory Fee rate or total expense ratio;

(6) the Advisory Fee paid by each Fund to RIMCo encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund. Fees paid by RIMCo from the Advisory Fee to non-discretionary Money Managers, who provide model portfolios to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells portfolio investments for a Fund, may be less than fees that would be paid to discretionary Money Managers, who make and implement their investment decisions to buy or sell portfolio investments for a Fund. While the Board did not receive any information concerning any additional benefits to RIMCo in connection with an expanded use of non-discretionary Money Managers, during the time, and to the extent, that RIMCo utilizes non-discretionary Money Managers rather than discretionary Money Managers in respect of the Funds,
RIMCo may retain a larger portion of the Advisory Fee and the profits derived by RIMCo generally and from the Funds consequently may be increased; and

(7) if in the future RIMCo determines to change the “multi-manager” approach of any of the existing Funds, RIMCo will discuss such change in advance with the Board and seek any Board approval determined appropriate by RIMCo. In addition, if this were to occur, shareholders would be notified in advance of a change in their Fund’s multi-manager approach. This process will provide notice to shareholders of any material change in their Fund’s investment program and also may help to mitigate any potential conflict of interest inherent in RIMCo’s expanded use of non-discretionary Money Managers.

In their deliberations, the Trustees did not identify any particular information as to the New Agreement that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund. After careful consideration of the above and all other factors considered to be relevant by the Board, the Board believed that approval of the New Agreement

Basis for Approval of Investment Advisory Contracts 647

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

would be in the best interests of each Fund and its shareholders. The Independent Trustees were represented by Independent Counsel throughout the process of evaluating the New Agreement.

Approval of Money Manager Contracts (for all Funds)
Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on August 26, 2014 to effect Money Manager changes for the Russell International Developed Markets Fund and Russell Multi-Strategy Alternative Fund and
at that same meeting to approve new portfolio management contracts with respect to the Russell Global Infrastructure Fund, Russell
Tax-Managed U.S. Large Cap Fund, Russell Emerging Markets Fund and Russell International Developed Markets Fund resulting from a Money Manager change of control for one of each Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients;
RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory
Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager.
The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate
Advisory Fees paid by the Funds, and the fact that the aggregate Advisory Fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on December 3, 2014 to effect Money Manager changes for the Russell U.S. Small Cap Equity Fund and Russell Tax-Managed U.S. Large Cap Fund. In the
case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the
Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial
Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money
Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money
Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning
Fund assets to the Money Manager. The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory Fees paid by the Funds, and the fact that the aggregate Advisory Fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on February 23,
2015 to effect Money Manager changes for the Russell Emerging Markets Fund, Russell U.S. Small Cap Equity Fund and Russell
Global Opportunistic Credit Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money
Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards;

648 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with
RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager. The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory Fees paid by the Funds, and the fact that the aggregate Advisory Fees paid by the Funds would not increase as a result of the implementation of the proposed Money
Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Basis for Approval of Investment Advisory Contracts 649

Russell Investment Company
Russell Funds

Shareholder Requests for Additional Information — April 30, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at
www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange
Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

650 Shareholder Requests for Additional Information

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2015
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex
consists of Russell Investment Company (“RIC”), which has 38 funds, Russell Investment Funds (“RIF”), which has 9 funds, and
Russell Exchange Traded Funds Trust (“RET”), which has no funds. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an audit committee financial expert; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-
profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office*	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
# Sandra Cavanaugh,	President and Chief	Until successor	• President and CEO RIC, RIF and	47	None
Born May 10, 1954	Executive Officer	is chosen and	RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President
18th Floor, Seattle, WA	Trustee since 2010	Trustees	and CEO, Russell Financial Services,
98101		Appointed until	Inc. (“RFS”)
		successor is	• Chairman of the Board, President
		duly elected and	and CEO, Russell Fund Services
		qualified	Company (“RFSC”)
• Director, RIMCo
• Chairman of the Board, President and
CEO Russell Insurance Agency, Inc.
(“RIA”) (insurance agency)

* Each Trustee is subject to mandatory retirement at age 72.
# Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 651

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	47	None
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)
1301 Second Avenue,		duly elected and
18th Floor, Seattle, WA		qualified
98101

Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	47	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P.S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

*	Each Trustee is subject to mandatory retirement at age 72.

652 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	47	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,		duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA		qualified	company)		SPDR Funds
98101			• Until December 31, 2014,		(investment
			Chairperson of Audit Committee,		company)
			Select Sector SPDR Funds		• Trustee, ALPS
			(investment company)		Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	47	None
Born June 6, 1946	Chairman of the	successor is	• June 2004 to June 2014, Senior Vice
1301 Second Avenue,	Audit Committee	duly elected and	President and Chief Financial Officer,
18th Floor, Seattle, WA	since 2015	qualified	Waddell & Reed Financial, Inc.
98101		Appointed until	(investment company)
successor is
duly elected and
qualified

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	47	None
Born December 3, 1951		successor is	• January 2011 through March 2013,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton
18th Floor, Seattle, WA		qualified	Wealth Management (investment
98101			company)
• April 2003 through December
2010, Chief Executive Officer of
Laird Norton Wealth Management
(investment company)

Disclosure of Information about Fund Trustees and Officers 653

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	• Retired	47	None
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper
98101	Committee since	Appointed until	and forest products)
	2007	successor is	• Until November 2010, President,
		duly elected and	Simpson Investment Company
		qualified	and several additional subsidiary
companies, including Simpson
Timber Company, Simpson Paper
Company and Simpson Tacoma Kraft
Company

*	Each Trustee is subject to mandatory retirement at age 72.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Jack R. Thompson,	Trustee since 2005	Appointed until	• September 2007 to September	47	• Director,
Born March 21, 1949	Chairman of	successor is	2010, Director, Board Chairman and		Board
1301 Second Avenue,	the Investment	duly elected and	Chairman of the Audit Committee,		Chairman and
18th Floor, Seattle, WA	Committee since	qualified	LifeVantage Corporation (health		Chairman
98101	2015	Appointed until	products company)		of the Audit
		successor is			Committee,
		duly elected and			LifeVantage
		qualified			Corporation
until
September
2010 (health
products
company)

* Each Trustee is subject to mandatory retirement at age 72.

654 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, Frank Russell	47	None
Born July 3, 1932	Chairman Emeritus	or removal	Company (investment consultant to
1301 Second Avenue,	since 1999		institutional investors (“FRC”)) and
18th Floor, Seattle, WA			RIMCo
98101			• Chairman Emeritus, RIC and RIF;
Russell Implementation Services Inc.
(broker-dealer and investment adviser
(“RIS”)); Russell 20-20 Association
(non-profit corporation); and Russell
Trust Company (non-depository trust
company (“RTC”))
• Chairman, Sunshine Management
Services, LLC (investment adviser)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RFSC and U.S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIMCo
18th Floor, Seattle, WA
98101

Sandra Cavanaugh,	President and Chief	Until successor	• CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	• President and CEO, RIC, RIF and RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President and CEO, RFS
18th Floor, Seattle, WA		Trustees	• Chairman of the Board, President and CEO, RFSC
98101			• Director, RIMCo
• Chairman of the Board, President and CEO, RIA

Mark E. Swanson,	Treasurer and Chief	Until successor	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
Born November 26, 1963	Accounting Officer	is chosen and	• Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
1301 Second Avenue	since 1998	qualified by	• Global Head of Fund Services, Russell Investments
18th Floor, Seattle, WA		Trustees	• October 2011 to December 2013, Head of North America Operations
98101			Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments

Disclosure of Information about Fund Trustees and Officers 655

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC, RIF and RET
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIMCo
18th Floor, Seattle WA			• Director, RTC, RIS and Russell Investments Delaware, Inc.
98101			• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIMCo, RFSC and RFS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC, RIF and RET
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, RFS, RIA and U.S. One Inc.
98101			• 1999 to 2010 Assistant Secretary, RIC and RIF

656 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Adviser, Money Managers and Service Providers — April 30, 2015 (Unaudited)

Interested Trustee	Russell U.S. Dynamic Equity Fund
Sandra Cavanaugh	AJO, LP, Philadelphia, PA
Independent Trustees	Cornerstone Capital Management, LLC, Minneapolis, MN
Thaddas L. Alston	Jacobs Levy Equity Management, Inc., Florham Park, NJ
Kristianne Blake	Schneider Capital Management Corporation, Wayne, PA
Cheryl Burgermeister	Suffolk Capital Management, LLC, New York, NY
Daniel P. Connealy	Russell U.S. Strategic Equity Fund
Katherine W. Krysty	AJO, LP, Philadelphia, PA
Raymond P. Tennison, Jr.	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Jack R. Thompson	Columbus Circle Investors, Stamford, CT
Trustee Emeritus	Cornerstone Capital Management, LLC, Minneapolis, MN
George F. Russell, Jr.	Institutional Capital LLC, Chicago, IL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Officers	PanAgora Asset Management Inc, Boston, MA
Sandra Cavanaugh, President and Chief Executive Officer	Schneider Capital Management Corporation, Wayne, PA
Cheryl Wichers, Chief Compliance Officer	Suffolk Capital Management, LLC, New York, NY
Jeffrey T. Hussey, Chief Investment Officer
Mark E. Swanson, Treasurer and Chief Accounting Officer	Russell U.S. Large Cap Equity Fund
Mary Beth R. Albaneze, Secretary	Ceredex Value Advisors LLC, Orlando, FL
Columbus Circle Investors, Stamford, CT
Adviser	Institutional Capital LLC, Chicago, IL
Russell Investment Management Company	Jacobs Levy Equity Management Inc., Florham Park, NJ
1301 Second Avenue	Sustainable Growth Advisers, LP, Stamford, CT
Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing	Russell Arbor Capital U.S. Mid Management, Cap Equity LLC, Fund Minneapolis, MN
Agent	Ceredex Value Advisors LLC, Orlando, FL
Russell Fund Services Company	Jacobs Levy Equity Management Inc., Florham Park, NJ
1301 Second Avenue	Russell U.S. Small Cap Equity Fund
Seattle, WA 98101	Ancora Advisors LLC, Mayfield Heights, OH
Custodian	Cardinal Capital Management, L.L.C., Greenwich, CT
State Street Bank and Trust Company	Copeland Capital Management, LLC, Conshohocken, PA
1 Iron Street	DePrince, Race & Zollo, Inc., Winter Park, FL
Boston, MA 02210	EAM Investors, LLC, Cardiff by the Sea, CA
Office of Shareholder Inquiries	Falcon Point Capital, LLC, San Francisco, CA
1301 Second Avenue	Jacobs Levy Equity Management Inc., Florham Park, NJ
Seattle, WA 98101	Netols Asset Management, Inc., Mequon, WI
(800) 787-7354	Next Century Growth Investors, LLC, Minneapolis, MN
Legal Counsel	PENN Capital Management Company, Inc., Philadelphia, PA
Robeco Investment Management, Inc., New York, NY

One Dechert International LLP Place, 40th Floor	Russell International Developed Markets Fund
100 Oliver Street	AQR Capital Management, LLC, Greenwich, CT
Boston, MA 02110	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Distributor	MFS Institutional Advisors Inc., Boston, MA
Numeric Investors LLC, Boston, MA
Russell Financial Services, Inc.	Pzena Investment Management, LLC, New York, NY
1301 Second Avenue	Wellington Management Company, LLP, Boston, MA
Seattle, WA 98101	William Blair & Company, LLC, Chicago, IL
Money Managers	Russell Global Equity Fund
Russell U.S. Core Equity Fund	Harris Associates L.P., Chicago, IL
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX	MFS Institutional Advisors Inc., Boston, MA
Columbus Circle Investors, Stamford, CT	Polaris Capital Management, LLC, Boston, MA
Institutional Capital LLC, Chicago, IL	Sanders Capital, LLC, New York, NY
Jacobs Levy Equity Management, Inc., Florham Park, NJ	Wellington Management Company, LLP, Boston, MA
Schneider Capital Management Corporation, Wayne, PA
Suffolk Capital Management, LLC, New York, NY
Sustainable Growth Advisers, LP, Stamford, CT	Russell Emerging Markets Fund
AllianceBernstein L.P., New York, NY

Russell U.S. Defensive Equity Fund	Delaware Management Company, a Series of Delaware
Management Business Trust, Philadelphia, PA
INTECH Investment Management LLC, West Palm Beach, FL	Genesis Asset Managers, LLP, Guernsey, Channel Islands
J.P. Morgan Investment Management Inc., New York, NY	Harding Loevner LP, Bridgewater, NJ
Jacobs Levy Equity Management, Inc., Florham Park, NJ	Numeric Investors LLC, Boston, MA
PanAgora Asset Management Inc, Boston, MA	Oaktree Capital Management, L.P., Los Angeles, CA

Adviser, Money Managers and Service Providers 657

Russell Investment Company
Russell Funds

Adviser, Money Managers and Service Providers — April 30, 2015 (Unaudited)

Westwood Management Corporation, Dallas, TX	Credit Suisse Asset Management, LLC, New York, NY
Russell Tax-Managed U.S. Large Cap Fund	Goldman Sachs Asset Management, L.P., New York, NY
Armstrong Shaw Associates Inc., New Canaan, CT	Russell Global Infrastructure Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX	Cohen & Steers Capital Management, Inc., New York, NY
J.P. Morgan Investment Management Inc., New York, NY	Colonial First State Asset Management (Australia) Limited,
MarVista Investment Partners LLC, Los Angeles, CA	Sydney, Australia
Sustainable Growth Advisers, LP, Stamford, CT	Lazard Asset Management LLC, New York, NY
Russell Tax-Managed U.S. Mid & Small Cap Fund	Nuveen Asset Management, LLC, Chicago, IL
Chartwell Investment Partners, Berwyn, PA	Russell Global Real Estate Securities Fund
Luther King Capital Management Corporation, Fort Worth,	Cohen & Steers Capital Management, Inc., New York, NY
TX 76102	INVESCO Advisers, Inc. which acts as a money manager
Netols Asset Management Inc., Mequon, WI	to the Fund through its INVESCO Real Estate Division,
Summit Creek Advisors LLC, Minneapolis, MN	Dallas, TX
Russell Global Opportunistic Credit Fund	Morgan Stanley Investment Management Inc., New York, NY
DDJ Capital Management LLC, Waltham, MA	Russell Multi-Strategy Alternative Fund
Dupont Capital Management Corporation, Wilmington, DE	AQR Capital Management, LLC, Greenwich, CT
Lazard Asset Management LLC, New York, NY	Brigade Capital Management, LLC, New York, NY
Oaktree Capital Management, L.P., Los Angeles, CA	DCI, LLC, San Francisco, CA
THL Credit Advisors, LLC, Boston, MA	Lazard Asset Management LLC, New York, NY
Russell Strategic Bond Fund	Omega Advisors, Inc., New York, NY
Brookfield Investment Management Inc., New York, NY	Pacific Investment Management Company LLC, Newport
Colchester Global Investors Limited, London, United	Beach, CA
Kingdom	Passport Capital, LLC, San Francisco, CA
Logan Circle Partners, L.P., Philadelphia, PA	TWC/Scoggin LLC, Los Angeles, CA
Macro Currency Group — an investment group within	The Cambridge Strategy (Asset Mgmt) Limited, London,
Principal Global Investors LLC, Des Moines, IA*	United Kingdom
Metropolitan West Asset Management, LLC, Los Angeles, CA	*Principal Global Investors LLC is the asset management arm of the Principal
Scout Investments, Inc, Kansas City, MO	Financial Group® (The Principal®), which includes various member com-
Wellington Management Company, LLP, Boston, MA	panies including Principal Global Investors, LLC, Principal Global Investors
(Europe) Limited, and others. The Macro Currency Group is the specialist cur-
Russell Investment Grade Bond Fund	rency investment group within Principal Global Investors. Where used herein,
Logan Circle Partners, L.P., Philadelphia, PA	Macro Currency Group means Principal Global Investors, LLC.
Loomis, Sayles & Company, L.P., Boston, MA
Macro Currency Group — an investment group within
Principal Global Investors LLC, Des Moines, IA*	Note: Select U.S. Equity, Select International Equity and Russell Strategic Call
Metropolitan West Asset Management, LLC, Los Angeles, CA	Overwriting Funds are directly managed by RIMCo.
Neuberger Berman Fixed Income LLC, Chicago, IL
Russell Short Duration Bond Fund	This report is prepared from the books and records of the Funds
Logan Circle Partners, L.P., Philadelphia, PA	and is submitted for the general information of shareholders and
Scout Investments, Inc, Kansas City, MO	is not authorized for distribution to prospective investors unless
THL Credit Advisors, LLC, Boston, MA	accompanied or preceded by an effective Prospectus. Nothing
Russell Tax Exempt Bond Fund	herein contained is to be considered an offer of sale or a solicitation
AllianceBernstein L.P., New York, NY	of an offer to buy shares of Russell Investment Company. Such
MacKay Shields LLC, New York, NY	offering is made only by Prospectus, which includes details as to
Russell Commodity Strategies Fund	offering price and other material information.
CoreCommodity Management, LLC, Stamford, CT

658 Adviser, Money Managers and Service Providers

2015 SEMI-ANNUAL REPORT

LifePoints® Funds

APRIL 30, 2015

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S
2020 Strategy Fund	A, E, R1, R4, R5, S
2025 Strategy Fund	R1, R4, R5
2030 Strategy Fund	A, E, R1, R4, R5, S
2035 Strategy Fund	R1, R4, R5
2040 Strategy Fund	A, E, R1, R4, R5, S
2045 Strategy Fund	R1, R4, R5
2050 Strategy Fund	R1, R4, R5
2055 Strategy Fund	R1, R4, R5
In Retirement Fund	A, R1, R4, R5

Russell Investment
Company

Russell Investment Company is a
series investment company with
38 different investment portfolios
referred to as Funds. These
financial statements report on 14
of these Funds.

Russell Investment Company

LifePoints® Funds

Semi-annual Report

April 30, 2015 (Unaudited)

Table of Contents

Page
Conservative Strategy Fund	3
Moderate Strategy Fund	12
Balanced Strategy Fund	22
Growth Strategy Fund	32
Equity Growth Strategy Fund	42
2020 Strategy Fund	52
2025 Strategy Fund	62
2030 Strategy Fund	70
2035 Strategy Fund	80
2040 Strategy Fund	88
2045 Strategy Fund	98
2050 Strategy Fund	106
2055 Strategy Fund	114
In Retirement Fund	122
Notes to Financial Highlights	132
Notes to Financial Statements	133
Basis for Approval of Investment Advisory Contracts	146
Shareholder Requests for Additional Information	159
Disclosure of Information about Fund Trustees and Officers	160
Adviser and Service Providers	166

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,018.90	$1,022.07
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$2.75	$2.76

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,015.30	$1,018.35
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$6.50	$6.51
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,019.00	$1,022.07
	Expenses Paid During Period*	$2.75	$2.76

* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,020.80	$1,023.95
Expenses Paid During Period*	$0.85	$0.85

* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,019.50	$1,022.71
Expenses Paid During Period*	$2.10	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,018.10	$1,021.47
Expenses Paid During Period*	$3.35	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,020.10	$1,023.31
Expenses Paid During Period*	$1.50	$1.51

* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 8.5%
Russell Commodity Strategies Fund	1,134,123	7,667
Russell Global Infrastructure Fund	1,512,181	18,781
Russell Global Real Estate Securities Fund	157,631	6,197
Russell Multi-Strategy Alternative Fund	1,024,006	10,076
		42,721
Domestic Equities - 9.9%
Russell U.S. Core Equity Fund	321,215	12,425
Russell U.S. Defensive Equity Fund	369,124	17,378
Russell U.S. Dynamic Equity Fund	860,725	9,907
Russell U.S. Small Cap Equity Fund	321,631	9,761
		49,471
Fixed Income - 72.1%
Russell Global Opportunistic Credit Fund	2,092,600	20,110
Russell Investment Grade Bond Fund	2,900,952	65,039
Russell Short Duration Bond Fund	6,796,681	130,564
Russell Strategic Bond Fund	13,132,901	145,119
		360,832
International Equities - 9.5%
Russell Emerging Markets Fund	539,760	9,980
Russell Global Equity Fund	1,675,747	19,908
Russell International Developed Markets
Fund	468,653	17,457
		47,345

Total Investments 100.0%
(identified cost $446,905)		500,369
Other Assets and Liabilities, Net
-(0.0%)		(2)
Net Assets - 100.0%		500,367

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	8.5
Domestic Equities	9.9
Fixed Income	72.1
International Equities	9.5
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$446,905
Investments, at fair value	500,369
Receivables:
Investments sold	4
Fund shares sold	786
Prepaid expenses	4
Total assets	501,163
Liabilities
Payables:
Fund shares redeemed	472
Accrued fees to affiliates	308
Other accrued expenses	16
Total liabilities	796
Net Assets	$500,367
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(341)
Accumulated net realized gain (loss)	5,118
Unrealized appreciation (depreciation) on investments	53,464
Shares of beneficial interest	459
Additional paid-in capital	441,667
Net Assets	$500,367

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.91
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.58
Class A — Net assets	$114,514,541
Class A — Shares outstanding ($.01 par value)	10,494,956
Net asset value per share: Class C(#)	$10.81
Class C — Net assets	$206,978,509
Class C — Shares outstanding ($.01 par value)	19,148,651
Net asset value per share: Class E(#)	$10.96
Class E — Net assets	$22,139,066
Class E — Shares outstanding ($.01 par value)	2,020,780
Net asset value per share: Class R1(#)	$10.98
Class R1 — Net assets	$29,811,806
Class R1 — Shares outstanding ($.01 par value)	2,715,434
Net asset value per share: Class R4(#)	$10.93
Class R4 — Net assets	$20,209,112
Class R4 — Shares outstanding ($.01 par value)	1,849,684
Net asset value per share: Class R5(#)	$11.00
Class R5 — Net assets	$24,683,414
Class R5 — Shares outstanding ($.01 par value)	2,243,585
Net asset value per share: Class S(#)	$10.99
Class S — Net assets	$82,030,397
Class S — Shares outstanding ($.01 par value)	7,466,690
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

6 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$10,357

Expenses
Advisory fees	506
Administrative fees	108
Custodian fees	17
Distribution fees - Class A	148
Distribution fees - Class C	770
Distribution fees - Class R5	32
Transfer agent fees - Class A	118
Transfer agent fees - Class C	205
Transfer agent fees - Class E	21
Transfer agent fees - Class R1	32
Transfer agent fees - Class R4	22
Transfer agent fees - Class R5	26
Transfer agent fees - Class S	82
Professional fees	20
Registration fees	63
Shareholder servicing fees - Class C	257
Shareholder servicing fees - Class E	27
Shareholder servicing fees - Class R4	28
Shareholder servicing fees - Class R5	32
Trustees’ fees	6
Printing fees	31
Miscellaneous	11
Expenses before reductions	2,562
Expense reductions	(561)
Net expenses	2,001
Net investment income (loss)	8,356

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,674
Capital gain distributions from Underlying Funds	7,079
Net realized gain (loss)	8,753
Net change in unrealized appreciation (depreciation) on investments	(8,386)
Net realized and unrealized gain (loss)	367
Net Increase (Decrease) in Net Assets from Operations	$8,723

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 7

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,356	$5,472
Net realized gain (loss)	8,753	11,953
Net change in unrealized appreciation (depreciation)	(8,386)	2,655
Net increase (decrease) in net assets from operations	8,723	20,080
Distributions
From net investment income
Class A	(2,208)	(1,571)
Class C	(3,032)	(1,119)
Class E	(403)	(264)
Class R1	(664)	(635)
Class R2	—	(351)
Class R3	—	(351)
Class R4	(420)	(46)
Class R5	(459)	(30)
Class S	(1,591)	(1,196)
From net realized gain
Class A	(2,759)	(2,625)
Class C	(4,706)	(4,395)
Class E	(497)	(433)
Class R1	(760)	(819)
Class R2	—	(641)
Class R3	—	(767)
Class R4	(510)	—
Class R5	(596)	—
Class S	(1,844)	(1,563)
Net decrease in net assets from distributions	(20,449)	(16,806)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(18,042)	(64,398)

Total Net Increase (Decrease) in Net Assets	(29,768)	(61,124)

Net Assets
Beginning of period	530,135	591,259
End of period	$500,367	$530,135
Undistributed (overdistributed) net investment income included in net assets	$(341)	$80

See accompanying notes which are an integral part of the financial statements.

8 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	508	$5,557	1,512	$16,753
Proceeds from reinvestment of distributions	455	4,905	382	4,148
Payments for shares redeemed	(1,601)	(17,452)	(3,066)	(33,814)
Net increase (decrease)	(638)	(6,990)	(1,172)	(12,913)
Class C
Proceeds from shares sold	1,907	20,642	3,965	43,476
Proceeds from reinvestment of distributions	721	7,696	507	5,443
Payments for shares redeemed	(2,461)	(26,678)	(6,141)	(67,176)
Net increase (decrease)	167	1,660	(1,669)	(18,257)
Class E
Proceeds from shares sold	329	3,654	471	5,223
Proceeds from reinvestment of distributions	83	898	63	694
Payments for shares redeemed	(256)	(2,817)	(842)	(9,345)
Net increase (decrease)	156	1,735	(308)	(3,428)
Class R1
Proceeds from shares sold	404	4,436	928	10,320
Proceeds from reinvestment of distributions	131	1,424	133	1,454
Payments for shares redeemed	(1,210)	(13,307)	(1,539)	(17,041)
Net increase (decrease)	(675)	(7,447)	(478)	(5,267)
Class R2
Proceeds from shares sold	—	—	885	9,789
Proceeds from reinvestment of distributions	—	—	91	992
Payments for shares redeemed	—	—	(4,168)	(46,122)
Net increase (decrease)	—	—	(3,192)	(35,341)
Class R3
Proceeds from shares sold	—	—	475	5,294
Proceeds from reinvestment of distributions	—	—	102	1,118
Payments for shares redeemed	—	—	(4,367)	(48,637)
Net increase (decrease)	—	—	(3,790)	(42,225)
Class R4
Proceeds from shares sold	388	4,273	2,341	25,961
Proceeds from reinvestment of distributions	86	931	4	45
Payments for shares redeemed	(906)	(9,989)	(63)	(703)
Net increase (decrease)	(432)	(4,785)	2,282	25,303
Class R5
Proceeds from shares sold	210	2,303	2,568	28,651
Proceeds from reinvestment of distributions	97	1,055	3	30
Payments for shares redeemed	(531)	(5,841)	(103)	(1,147)
Net increase (decrease)	(224)	(2,483)	2,468	27,534
Class S
Proceeds from shares sold	1,245	13,652	3,132	34,774
Proceeds from reinvestment of distributions	314	3,409	249	2,726
Payments for shares redeemed	(1,530)	(16,793)	(3,354)	(37,304)
Net increase (decrease)	29	268	27	196
Total increase (decrease)	(1,617)	$(18,042)	(5,832)	$(64,398)

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 9

Russell Investment Company
Conservative Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	11.16	.20	— (h)	.20	(.20)	(.25)
October 31, 2014	11.09	.14	.28	.42	(.13)	(.22)
October 31, 2013	11.02	.28	.08	.36	(.27)	(.02)
October 31, 2012	10.53	.24	.50	.74	(.25)	—
October 31, 2011	10.71	.39	(.19)	.20	(.38)	—
October 31, 2010	9.79	.28	.93	1.21	(.29)	—

Class C
April 30, 2015*	11.06	.15	.01	.16	(.16)	(.25)
October 31, 2014	10.99	.05	.30	.35	(.06)	(.22)
October 31, 2013	10.94	.19	.09	.28	(.21)	(.02)
October 31, 2012	10.46	.16	.49	.65	(.17)	—
October 31, 2011	10.64	.31	(.17)	.14	(.32)	—
October 31, 2010	9.75	.20	.90	1.10	(.21)	—

Class E
April 30, 2015*	11.21	.18	.03	.21	(.21)	(.25)
October 31, 2014	11.13	.14	.29	.43	(.13)	(.22)
October 31, 2013	11.05	.30	.07	.37	(.27)	(.02)
October 31, 2012	10.56	.25	.49	.74	(.25)	—
October 31, 2011	10.73	.47	(.26)	.21	(.38)	—
October 31, 2010	9.82	.28	.92	1.20	(.29)	—

Class R1
April 30, 2015*	11.23	.23	— (h)	.23	(.23)	(.25)
October 31, 2014	11.15	.18	.30	.48	(.18)	(.22)
October 31, 2013	11.08	.31	.10	.41	(.32)	(.02)
October 31, 2012	10.59	.28	.51	.79	(.30)	—
October 31, 2011	10.76	.40	(.14)	.26	(.43)	—
October 31, 2010	9.85	.29	.93	1.22	(.31)	—

Class R4(3)
April 30, 2015*	11.18	.20	.01	.21	(.21)	(.25)
October 31, 2014	11.10	.15	.30	.45	(.15)	(.22)
October 31, 2013	11.03	.32	.06	.38	(.29)	(.02)
October 31, 2012	10.54	.27	.49	.76	(.27)	—
October 31, 2011	10.72	.30	(.07)	.23	(.41)	—
October 31, 2010	9.81	.28	.92	1.20	(.29)	—

Class R5(4)
April 30, 2015*	11.25	.19	.01	.20	(.20)	(.25)
October 31, 2014	11.17	.13	.29	.42	(.12)	(.22)
October 31, 2013	11.09	.30	.06	.36	(.26)	(.02)
October 31, 2012	10.60	.28	.44	.72	(.23)	—
October 31, 2011	10.77	.41	(.20)	.21	(.38)	—
October 31, 2010	9.85	.26	.92	1.18	(.26)	—

Class S
April 30, 2015*	11.24	.21	.01	.22	(.22)	(.25)
October 31, 2014	11.16	.16	.30	.46	(.16)	(.22)
October 31, 2013	11.09	.31	.08	.39	(.30)	(.02)
October 31, 2012	10.60	.28	.49	.77	(.28)	—
October 31, 2011	10.77	.44	(.20)	.24	(.41)	—
October 31, 2010	9.85	.30	.93	1.23	(.31)	—

See accompanying notes which are an integral part of the financial statements.

10 Conservative Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.45)	10.91	1.89	114,515.75		.55	1.79	5
(.35)	11.16	3.92	124,288.75		.56	1.22	26
(.29)	11.09	3.35	136,433.73		.57	2.55	21
(.25)	11.02	7.15	133,172.72		.56	2.28	22
(.38)	10.53	1.98	110,375.74		.55	3.55	19
(.29)	10.71	12.55	103,561.73		.54	2.74	38

(.41)	10.81	1.53	206,979	1.50	1.30	1.36	5
(.28)	11.06	3.21	210,015	1.50	1.31	.47	26
(.23)	10.99	2.61	227,048	1.48	1.32	1.76	21
(.17)	10.94	6.28	230,038	1.47	1.31	1.51	22
(.32)	10.46	1.33	191,953	1.49	1.30	2.83	19
(.21)	10.64	11.48	174,211	1.48	1.29	1.95	38

(.46)	10.96	1.90	22,139.75		.55	1.67	5
(.35)	11.21	3.99	20,901.75		.56	1.22	26
(.29)	11.13	3.40	24,180.74		.57	2.75	21
(.25)	11.05	7.11	39,156.72		.56	2.32	22
(.38)	10.56	2.01	42,668.74		.55	4.21	19
(.29)	10.73	12.39	89,672.72		.54	2.77	38

(.48)	10.98	2.08	29,812.50		.17	2.04	5
(.40)	11.23	4.40	38,079.50		.17	1.63	26
(.34)	11.15	3.79	43,145.48		.17	2.81	21
(.30)	11.08	7.57	40,536.47		.14	2.59	22
(.43)	10.59	2.51	29,187.49		.12	3.66	19
(.31)	10.76	12.64	18,008.48		.27	2.83	38

(.46)	10.93	1.95	20,209.75		.42	1.83	5
(.37)	11.18	4.14	25,502.75		.42	1.38	26
(.31)	11.10	3.51	35,427.73		.42	2.95	21
(.27)	11.03	7.32	44,214.72		.39	2.51	22
(.41)	10.54	2.19	40,304.74		.37	2.74	19
(.29)	10.72	12.43	8,458.73		.52	2.69	38

(.45)	11.00	1.81	24,683	1.00	.67	1.74	5
(.34)	11.25	3.83	27,768	1.00	.67	1.16	26
(.28)	11.17	3.30	42,335.98		.67	2.76	21
(.23)	11.09	6.91	63,878.98		.64	2.60	22
(.38)	10.60	1.99	183,681.99		.62	3.66	19
(.26)	10.77	12.18	209,751.97		.77	2.52	38

(.47)	10.99	2.01	82,030.50		.30	1.88	5
(.38)	11.24	4.25	83,582.50		.31	1.46	26
(.32)	11.16	3.59	82,691.48		.32	2.82	21
(.28)	11.09	7.37	95,523.47		.31	2.61	22
(.41)	10.60	2.32	92,126.49		.30	4.00	19
(.31)	10.77	12.73	93,182.47		.29	2.93	38

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 11

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,025.40	$1,022.17
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$2.66	$2.66

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.53%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,021.90	$1,018.45
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$6.42	$6.41
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,025.20	$1,022.02
	Expenses Paid During Period*	$2.81	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

12 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,027.20	$1,023.85
Expenses Paid During Period*	$0.96	$0.95

* Expenses are equal to the Fund's annualized expense ratio of 0.19%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,025.90	$1,022.61
Expenses Paid During Period*	$2.21	$2.21

* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,024.50	$1,021.37
Expenses Paid During Period*	$3.46	$3.46

* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,026.60	$1,023.26
Expenses Paid During Period*	$1.56	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Moderate Strategy Fund 13

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 6.1%
Russell Commodity Strategies Fund	2,431,793	16,439
Russell Global Infrastructure Fund	1,964,831	24,403
Russell Global Real Estate Securities Fund	200,740	7,891
		48,733
Domestic Equities - 16.8%
Russell U.S. Defensive Equity Fund	679,450	31,989
Russell U.S. Dynamic Equity Fund	2,079,436	23,934
Russell U.S. Small Cap Equity Fund	1,030,180	31,266
Select U.S. Equity Fund	4,404,379	47,655
		134,844
Fixed Income - 61.0%
Russell Global Opportunistic Credit Fund	8,429,476	81,007
Russell Investment Grade Bond Fund	5,718,429	128,207
Russell Strategic Bond Fund	25,391,841	280,580
		489,794
International Equities - 16.1%
Russell Emerging Markets Fund	1,755,911	32,467
Russell Global Equity Fund	4,060,394	48,238
Select International Equity Fund	4,894,495	48,602
		129,307

Total Investments 100.0%
(identified cost $736,494)		802,678
Other Assets and Liabilities, Net
-(0.0%)		(18)
Net Assets - 100.0%		802,660

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	6.1
Domestic Equities	16.8
Fixed Income	61.0
International Equities	16.1
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

14 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$736,494
Investments, at fair value	802,678
Receivables:
Investments sold	418
Fund shares sold	725
Prepaid expenses	7
Total assets	803,828
Liabilities
Payables:
Fund shares redeemed	680
Accrued fees to affiliates	464
Other accrued expenses	24
Total liabilities	1,168
Net Assets	$802,660
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(505)
Accumulated net realized gain (loss)	60,028
Unrealized appreciation (depreciation) on investments	66,184
Shares of beneficial interest	674
Additional paid-in capital	676,279
Net Assets	$802,660

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.94
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.67
Class A — Net assets	$224,311,382
Class A — Shares outstanding ($.01 par value)	18,791,001
Net asset value per share: Class C(#)	$11.82
Class C — Net assets	$293,317,318
Class C — Shares outstanding ($.01 par value)	24,815,740
Net asset value per share: Class E(#)	$11.96
Class E — Net assets	$32,528,549
Class E — Shares outstanding ($.01 par value)	2,720,039
Net asset value per share: Class R1(#)	$11.99
Class R1 — Net assets	$41,495,765
Class R1 — Shares outstanding ($.01 par value)	3,461,926
Net asset value per share: Class R4(#)	$11.95
Class R4 — Net assets	$40,465,089
Class R4 — Shares outstanding ($.01 par value)	3,385,589
Net asset value per share: Class R5(#)	$12.00
Class R5 — Net assets	$30,374,697
Class R5 — Shares outstanding ($.01 par value)	2,530,510
Net asset value per share: Class S(#)	$11.98
Class S — Net assets	$140,166,843
Class S — Shares outstanding ($.01 par value)	11,697,635
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 15

Russell Investment Company
Moderate Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$18,871

Expenses
Advisory fees	816
Administrative fees	173
Custodian fees	16
Distribution fees - Class A	278
Distribution fees - Class C	1,111
Distribution fees - Class R5	41
Transfer agent fees - Class A	222
Transfer agent fees - Class C	296
Transfer agent fees - Class E	34
Transfer agent fees - Class R1	44
Transfer agent fees - Class R4	43
Transfer agent fees - Class R5	33
Transfer agent fees - Class S	144
Professional fees	24
Registration fees	70
Shareholder servicing fees - Class C	370
Shareholder servicing fees - Class E	42
Shareholder servicing fees - Class R4	54
Shareholder servicing fees - Class R5	41
Trustees’ fees	11
Printing fees	44
Miscellaneous	15
Expenses before reductions	3,922
Expense reductions	(871)
Net expenses	3,051
Net investment income (loss)	15,820

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	51,085
Capital gain distributions from Underlying Funds	16,627
Net realized gain (loss)	67,712
Net change in unrealized appreciation (depreciation) on investments	(63,832)
Net realized and unrealized gain (loss)	3,880
Net Increase (Decrease) in Net Assets from Operations	$19,700

See accompanying notes which are an integral part of the financial statements.

16 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,820	$11,523
Net realized gain (loss)	67,712	29,176
Net change in unrealized appreciation (depreciation)	(63,832)	3,053
Net increase (decrease) in net assets from operations	19,700	43,752
Distributions
From net investment income
Class A	(4,638)	(3,305)
Class C	(5,245)	(2,454)
Class E	(699)	(624)
Class R1	(1,025)	(1,092)
Class R2	—	(869)
Class R3	—	(633)
Class R4	(932)	(50)
Class R5	(700)	(13)
Class S	(3,213)	(2,574)
From net realized gain
Class A	(2,315)	—
Class C	(3,181)	—
Class E	(353)	—
Class R1	(478)	—
Class R4	(460)	—
Class R5	(368)	—
Class S	(1,527)	—
Net decrease in net assets from distributions	(25,134)	(11,614)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(37,023)	(137,187)

Total Net Increase (Decrease) in Net Assets	(42,457)	(105,049)

Net Assets
Beginning of period	845,117	950,166
End of period	$802,660	$845,117
Undistributed (overdistributed) net investment income included in net assets	$(505)	$127

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 17

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,243	$14,720	2,832	$33,368
Proceeds from reinvestment of distributions	585	6,865	280	3,269
Payments for shares redeemed	(1,584)	(18,849)	(4,908)	(57,900)
Net increase (decrease)	244	2,736	(1,796)	(21,263)
Class C
Proceeds from shares sold	1,933	22,786	4,472	52,299
Proceeds from reinvestment of distributions	721	8,369	211	2,424
Payments for shares redeemed	(3,165)	(37,256)	(7,046)	(82,235)
Net increase (decrease)	(511)	(6,101)	(2,363)	(27,512)
Class E
Proceeds from shares sold	312	3,707	825	9,699
Proceeds from reinvestment of distributions	89	1,048	53	623
Payments for shares redeemed	(795)	(9,491)	(1,825)	(21,496)
Net increase (decrease)	(394)	(4,736)	(947)	(11,174)
Class R1
Proceeds from shares sold	397	4,742	1,180	14,006
Proceeds from reinvestment of distributions	128	1,504	93	1,092
Payments for shares redeemed	(1,457)	(17,424)	(2,834)	(33,336)
Net increase (decrease)	(932)	(11,178)	(1,561)	(18,238)
Class R2
Proceeds from shares sold	—	—	733	8,630
Proceeds from reinvestment of distributions	—	—	74	869
Payments for shares redeemed	—	—	(6,612)	(78,318)
Net increase (decrease)	—	—	(5,805)	(68,819)
Class R3
Proceeds from shares sold	—	—	550	6,494
Proceeds from reinvestment of distributions	—	—	54	633
Payments for shares redeemed	—	—	(5,568)	(66,109)
Net increase (decrease)	—	—	(4,964)	(58,982)
Class R4
Proceeds from shares sold	300	3,588	3,907	46,370
Proceeds from reinvestment of distributions	119	1,392	4	50
Payments for shares redeemed	(842)	(10,056)	(102)	(1,208)
Net increase (decrease)	(423)	(5,076)	3,809	45,212
Class R5
Proceeds from shares sold	137	1,634	3,104	36,976
Proceeds from reinvestment of distributions	91	1,068	1	13
Payments for shares redeemed	(726)	(8,627)	(76)	(901)
Net increase (decrease)	(498)	(5,925)	3,029	36,088
Class S
Proceeds from shares sold	1,279	15,242	4,075	48,156
Proceeds from reinvestment of distributions	396	4,661	215	2,528
Payments for shares redeemed	(2,237)	(26,646)	(5,346)	(63,183)
Net increase (decrease)	(562)	(6,743)	(1,056)	(12,499)
Total increase (decrease)	(3,076)	$(37,023)	(11,654)	$(137,187)

See accompanying notes which are an integral part of the financial statements.

18 Moderate Strategy Fund

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Russell Investment Company
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	12.02	.24	.06	.30	(.25)	(.13)
October 31, 2014	11.59	.17	.43	.60	(.17)	—
October 31, 2013	11.06	.26	.53	.79	(.26)	—
October 31, 2012	10.51	.24	.55	.79	(.24)	—
October 31, 2011	10.68	.38	(.18)	.20	(.37)	—
October 31, 2010	9.55	.25	1.14	1.39	(.26)	—

Class C
April 30, 2015*	11.90	.19	.06	.25	(.20)	(.13)
October 31, 2014	11.49	.08	.42	.50	(.09)	—
October 31, 2013	10.99	.18	.52	.70	(.20)	—
October 31, 2012	10.44	.16	.55	.71	(.16)	—
October 31, 2011	10.62	.28	(.15)	.13	(.31)	—
October 31, 2010	9.50	.17	1.13	1.30	(.18)	—

Class E
April 30, 2015*	12.04	.25	.05	.30	(.25)	(.13)
October 31, 2014	11.61	.18	.42	.60	(.17)	—
October 31, 2013	11.08	.29	.50	.79	(.26)	—
October 31, 2012	10.52	.23	.57	.80	(.24)	—
October 31, 2011	10.68	.45	(.24)	.21	(.37)	—
October 31, 2010	9.55	.26	1.13	1.39	(.26)	—

Class R1
April 30, 2015*	12.07	.27	.05	.32	(.27)	(.13)
October 31, 2014	11.63	.23	.42	.65	(.21)	—
October 31, 2013	11.11	.31	.51	.82	(.30)	—
October 31, 2012	10.56	.27	.57	.84	(.29)	—
October 31, 2011	10.72	.38	(.12)	.26	(.42)	—
October 31, 2010	9.59	.27	1.14	1.41	(.28)	—

Class R4(3)
April 30, 2015*	12.03	.25	.05	.30	(.25)	(.13)
October 31, 2014	11.60	.20	.41	.61	(.18)	—
October 31, 2013	11.08	.29	.51	.80	(.28)	—
October 31, 2012	10.52	.26	.56	.82	(.26)	—
October 31, 2011	10.69	.23	— (h)	.23	(.40)	—
October 31, 2010	9.56	.25	1.14	1.39	(.26)	—

Class R5(4)
April 30, 2015*	12.08	.25	.04	.29	(.24)	(.13)
October 31, 2014	11.64	.17	.42	.59	(.15)	—
October 31, 2013	11.12	.30	.47	.77	(.25)	—
October 31, 2012	10.56	.27	.51	.78	(.22)	—
October 31, 2011	10.72	.38	(.17)	.21	(.37)	—
October 31, 2010	9.59	.23	1.13	1.36	(.23)	—

Class S
April 30, 2015*	12.06	.26	.05	.31	(.26)	(.13)
October 31, 2014	11.63	.20	.43	.63	(.20)	—
October 31, 2013	11.11	.30	.51	.81	(.29)	—
October 31, 2012	10.55	.27	.56	.83	(.27)	—
October 31, 2011	10.72	.37	(.14)	.23	(.40)	—
October 31, 2010	9.58	.28	1.14	1.42	(.28)	—

See accompanying notes which are an integral part of the financial statements.

20 Moderate Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.38)	11.94	2.54	224,311.74		.53	2.00	26
(.17)	12.02	5.19	222,875.73		.56	1.45	14
(.26)	11.59	7.22	235,684.72		.57	2.35	13
(.24)	11.06	7.67	232,467.71		.56	2.21	23
(.37)	10.51	1.95	207,292.73		.55	3.53	15
(.26)	10.68	14.75	220,380.71		.54	2.51	48

(.33)	11.82	2.19	293,317	1.49	1.28	1.64	26
(.09)	11.90	4.39	301,445	1.48	1.31	.70	14
(.20)	11.49	6.42	318,120	1.47	1.32	1.60	13
(.16)	10.99	6.91	314,391	1.46	1.31	1.48	23
(.31)	10.44	1.20	288,055	1.48	1.30	2.66	15
(.18)	10.62	13.87	270,529	1.46	1.29	1.74	48

(.38)	11.96	2.52	32,529.74		.56	2.11	26
(.17)	12.04	5.18	37,485.73		.56	1.51	14
(.26)	11.61	7.17	47,129.72		.57	2.56	13
(.24)	11.08	7.75	74,240.71		.56	2.14	23
(.37)	10.52	2.00	72,800.73		.55	4.21	15
(.26)	10.68	14.74	155,540.71		.54	2.54	48

(.40)	11.99	2.72	41,496.49		.19	2.26	26
(.21)	12.07	5.67	53,016.48		.17	1.92	14
(.30)	11.63	7.57	69,274.47		.17	2.71	13
(.29)	11.11	8.10	66,823.46		.14	2.48	23
(.42)	10.56	2.49	44,486.48		.12	3.55	15
(.28)	10.72	14.97	28,704.47		.27	2.64	48

(.38)	11.95	2.59	40,465.74		.44	2.08	26
(.18)	12.03	5.31	45,828.73		.42	1.68	14
(.28)	11.60	7.31	67,330.72		.42	2.56	13
(.26)	11.08	7.95	73,019.71		.39	2.38	23
(.40)	10.52	2.17	60,610.73		.37	2.14	15
(.26)	10.69	14.74	7,221.71		.52	2.50	48

(.37)	12.00	2.45	30,375.99		.69	2.07	26
(.15)	12.08	5.10	36,598.98		.67	1.46	14
(.25)	11.64	7.01	57,788.97		.67	2.63	13
(.22)	11.12	7.55	86,756.97		.64	2.56	23
(.37)	10.56	1.97	248,661.98		.62	3.51	15
(.23)	10.72	14.39	288,375.96		.77	2.32	48

(.39)	11.98	2.66	140,167.49		.31	2.15	26
(.20)	12.06	5.44	147,870.48		.31	1.71	14
(.29)	11.63	7.41	154,841.47		.32	2.63	13
(.27)	11.11	8.02	155,433.46		.31	2.52	23
(.40)	10.55	2.21	153,148.48		.30	3.49	15
(.28)	10.72	15.09	126,620.46		.29	2.77	48

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 21

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,033.90	$1,022.27
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$2.57	$2.56

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,029.70	$1,018.55
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$6.34	$6.31
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,033.60	$1,022.02
	Expenses Paid During Period*	$2.82	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

22 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,035.30	$1,023.80
Expenses Paid During Period*	$1.01	$1.00

* Expenses are equal to the Fund's annualized expense ratio of 0.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,034.20	$1,022.56
Expenses Paid During Period*	$2.27	$2.26

* Expenses are equal to the Fund's annualized expense ratio of 0.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,032.90	$1,021.32
Expenses Paid During Period*	$3.53	$3.51

* Expenses are equal to the Fund's annualized expense ratio of 0.70%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,034.70	$1,023.26
Expenses Paid During Period*	$1.56	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Balanced Strategy Fund 23

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 8.1%
Russell Commodity Strategies Fund	15,484,150	104,673
Russell Global Infrastructure Fund	11,090,241	137,741
Russell Global Real Estate Securities Fund	850,946	33,450
		275,864
Domestic Equities - 28.8%
Russell U.S. Defensive Equity Fund	5,055,279	238,003
Russell U.S. Dynamic Equity Fund	20,627,218	237,419
Russell U.S. Small Cap Equity Fund	6,565,513	199,263
Select U.S. Equity Fund	28,213,823	305,274
		979,959
Fixed Income - 37.0%
Russell Global Opportunistic Credit Fund	32,228,320	309,714
Russell Strategic Bond Fund	86,112,782	951,547
		1,261,261
International Equities - 26.1%
Russell Emerging Markets Fund	11,144,964	206,070
Russell Global Equity Fund	28,731,690	341,333
Select International Equity Fund	34,549,073	343,072
		890,475

Total Investments 100.0%
(identified cost $3,088,598)		3,407,559
Other Assets and Liabilities, Net
-(0.0%)		(526)
Net Assets - 100.0%		3,407,033

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	8.1
Domestic Equities	28.8
Fixed Income	37.0
International Equities	26.1
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

24 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,088,598
Investments, at fair value	3,407,559
Receivables:
Investments sold	1,202
Fund shares sold	2,784
Prepaid expenses	26
Total assets	3,411,571
Liabilities
Payables:
Fund shares redeemed	2,576
Accrued fees to affiliates	1,887
Other accrued expenses	75
Total liabilities	4,538
Net Assets	$3,407,033
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(2,016)
Accumulated net realized gain (loss)	191,509
Unrealized appreciation (depreciation) on investments	318,961
Shares of beneficial interest	2,720
Additional paid-in capital	2,895,859
Net Assets	$3,407,033

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.56
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.33
Class A — Net assets	$ 1,026,363,584
Class A — Shares outstanding ($.01 par value)	81,747,126
Net asset value per share: Class C(#)	$12.38
Class C — Net assets	$ 1,209,547,174
Class C — Shares outstanding ($.01 par value)	97,704,504
Net asset value per share: Class E(#)	$12.61
Class E — Net assets	$57,603,663
Class E — Shares outstanding ($.01 par value)	4,569,426
Net asset value per share: Class R1(#)	$12.68
Class R1 — Net assets	$252,654,634
Class R1 — Shares outstanding ($.01 par value)	19,923,188
Net asset value per share: Class R4(#)	$12.59
Class R4 — Net assets	$177,769,912
Class R4 — Shares outstanding ($.01 par value)	14,125,374
Net asset value per share: Class R5(#)	$12.61
Class R5 — Net assets	$122,756,956
Class R5 — Shares outstanding ($.01 par value)	9,738,033
Net asset value per share: Class S(#)	$12.68
Class S — Net assets	$560,337,028
Class S — Shares outstanding ($.01 par value)	44,192,190
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 25

Russell Investment Company
Balanced Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$86,446

Expenses
Advisory fees	3,439
Administrative fees	731
Custodian fees	16
Distribution fees - Class A	1,292
Distribution fees - Class C	4,573
Distribution fees - Class R5	163
Transfer agent fees - Class A	1,034
Transfer agent fees - Class C	1,219
Transfer agent fees - Class E	59
Transfer agent fees - Class R1	248
Transfer agent fees - Class R4	192
Transfer agent fees - Class R5	131
Transfer agent fees - Class S	556
Professional fees	57
Registration fees	105
Shareholder servicing fees - Class C	1,524
Shareholder servicing fees - Class E	74
Shareholder servicing fees - Class R4	241
Shareholder servicing fees - Class R5	163
Trustees’ fees	43
Printing fees	181
Miscellaneous	37
Expenses before reductions	16,078
Expense reductions	(3,570)
Net expenses	12,508
Net investment income (loss)	73,938

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	104,659
Capital gain distributions from Underlying Funds	102,608
Net realized gain (loss)	207,267
Net change in unrealized appreciation (depreciation) on investments	(170,805)
Net realized and unrealized gain (loss)	36,462
Net Increase (Decrease) in Net Assets from Operations	$110,400

See accompanying notes which are an integral part of the financial statements.

26 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,938	$59,262
Net realized gain (loss)	207,267	160,782
Net change in unrealized appreciation (depreciation)	(170,805)	1,410
Net increase (decrease) in net assets from operations	110,400	221,454
Distributions
From net investment income
Class A	(23,779)	(18,205)
Class C	(23,984)	(15,502)
Class E	(1,386)	(1,317)
Class R1	(6,052)	(5,758)
Class R2	—	(4,638)
Class R3	—	(3,049)
Class R4	(4,523)	—
Class R5	(3,004)	—
Class S	(13,295)	(11,365)
Net decrease in net assets from distributions	(76,023)	(59,834)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(185,858)	(495,609)

Total Net Increase (Decrease) in Net Assets	(151,481)	(333,989)

Net Assets
Beginning of period	3,558,514	3,892,503
End of period	$3,407,033	$3,558,514
Undistributed (overdistributed) net investment income included in net assets	$(2,016)	$69

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 27

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	3,438	$42,533	9,587	$116,453
Proceeds from reinvestment of distributions	1,914	23,505	1,508	18,065
Payments for shares redeemed	(8,819)	(109,416)	(17,848)	(216,878)
Net increase (decrease)	(3,467)	(43,378)	(6,753)	(82,360)
Class C
Proceeds from shares sold	5,204	63,547	14,256	171,050
Proceeds from reinvestment of distributions	1,967	23,801	1,301	15,337
Payments for shares redeemed	(11,631)	(141,983)	(23,915)	(287,105)
Net increase (decrease)	(4,460)	(54,635)	(8,358)	(100,718)
Class E
Proceeds from shares sold	262	3,257	761	9,246
Proceeds from reinvestment of distributions	111	1,374	109	1,312
Payments for shares redeemed	(950)	(11,742)	(3,176)	(38,737)
Net increase (decrease)	(577)	(7,111)	(2,306)	(28,179)
Class R1
Proceeds from shares sold	2,199	27,624	4,136	50,681
Proceeds from reinvestment of distributions	488	6,053	475	5,758
Payments for shares redeemed	(3,929)	(49,102)	(8,952)	(109,134)
Net increase (decrease)	(1,242)	(15,425)	(4,341)	(52,695)
Class R2
Proceeds from shares sold	—	—	1,953	23,694
Proceeds from reinvestment of distributions	—	—	386	4,637
Payments for shares redeemed	—	—	(25,555)	(311,696)
Net increase (decrease)	—	—	(23,216)	(283,365)
Class R3
Proceeds from shares sold	—	—	1,637	19,960
Proceeds from reinvestment of distributions	—	—	254	3,049
Payments for shares redeemed	—	—	(19,686)	(239,955)
Net increase (decrease)	—	—	(17,795)	(216,946)
Class R4
Proceeds from shares sold	679	8,428	16,937	206,514
Proceeds from reinvestment of distributions	367	4,518	—	—
Payments for shares redeemed	(3,505)	(43,625)	(352)	(4,277)
Net increase (decrease)	(2,459)	(30,679)	16,585	202,237
Class R5
Proceeds from shares sold	509	6,331	11,750	143,535
Proceeds from reinvestment of distributions	244	3,004	—	—
Payments for shares redeemed	(2,590)	(32,038)	(175)	(2,123)
Net increase (decrease)	(1,837)	(22,703)	11,575	141,412
Class S
Proceeds from shares sold	4,444	55,545	12,171	148,836
Proceeds from reinvestment of distributions	1,052	13,054	922	11,161
Payments for shares redeemed	(6,439)	(80,526)	(19,157)	(234,992)
Net increase (decrease)	(943)	(11,927)	(6,064)	(74,995)
Total increase (decrease)	(14,985)	$(185,858)	(40,673)	$(495,609)

See accompanying notes which are an integral part of the financial statements.

28 Balanced Strategy Fund

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Russell Investment Company
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2015*	12.43	.28	.13	.41	(.28)
October 31, 2014	11.89	.21	.53	.74	(.20)
October 31, 2013	10.78	.22	1.10	1.32	(.21)
October 31, 2012	10.20	.22	.57	.79	(.21)
October 31, 2011	10.33	.29	(.13)	.16	(.29)
October 31, 2010	9.12	.22	1.21	1.43	(.22)

Class C
April 30, 2015*	12.26	.22	.14	.36	(.24)
October 31, 2014	11.76	.12	.52	.64	(.14)
October 31, 2013	10.69	.14	1.09	1.23	(.16)
October 31, 2012	10.11	.14	.58	.72	(.14)
October 31, 2011	10.27	.21	(.14)	.07	(.23)
October 31, 2010	9.07	.14	1.21	1.35	(.15)

Class E
April 30, 2015*	12.48	.29	.12	.41	(.28)
October 31, 2014	11.94	.22	.52	.74	(.20)
October 31, 2013	10.82	.25	1.08	1.33	(.21)
October 31, 2012	10.23	.22	.58	.80	(.21)
October 31, 2011	10.36	.39	(.24)	.15	(.28)
October 31, 2010	9.15	.22	1.21	1.43	(.22)

Class R1
April 30, 2015*	12.55	.30	.14	.44	(.31)
October 31, 2014	12.00	.27	.52	.79	(.24)
October 31, 2013	10.86	.27	1.12	1.39	(.25)
October 31, 2012	10.28	.25	.59	.84	(.26)
October 31, 2011	10.41	.30	(.10)	.20	(.33)
October 31, 2010	9.19	.23	1.23	1.46	(.24)

Class R4(3)
April 30, 2015*	12.46	.29	.13	.42	(.29)
October 31, 2014	11.92	.24	.51	.75	(.21)
October 31, 2013	10.80	.24	1.11	1.35	(.23)
October 31, 2012	10.21	.23	.59	.82	(.23)
October 31, 2011	10.36	.17	(.01)	.16	(.31)
October 31, 2010	9.14	.21	1.23	1.44	(.22)

Class R5(4)
April 30, 2015*	12.48	.28	.12	.40	(.27)
October 31, 2014	11.94	.22	.51	.73	(.19)
October 31, 2013	10.83	.23	1.08	1.31	(.20)
October 31, 2012	10.23	.24	.56	.80	(.20)
October 31, 2011	10.36	.30	(.15)	.15	(.28)
October 31, 2010	9.15	.20	1.20	1.40	(.19)

Class S
April 30, 2015*	12.55	.30	.13	.43	(.30)
October 31, 2014	12.00	.25	.52	.77	(.22)
October 31, 2013	10.87	.25	1.12	1.37	(.24)
October 31, 2012	10.28	.24	.59	.83	(.24)
October 31, 2011	10.42	.32	(.15)	.17	(.31)
October 31, 2010	9.19	.24	1.23	1.47	(.24)

See accompanying notes which are an integral part of the financial statements.

30 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.28)	12.56	3.39	1,026,364.72		.51	2.24	32
(.20)	12.43	6.30	1,058,976.72		.56	1.74	19
(.21)	11.89	12.47	1,093,788.71		.57	1.99	11
(.21)	10.78	7.94	1,068,990.70		.56	2.07	20
(.29)	10.20	1.51	1,058,489.71		.55	2.79	9
(.22)	10.33	15.86	1,095,814.70		.54	2.25	24

(.24)	12.38	2.97	1,209,546	1.47	1.26	1.83	32
(.14)	12.26	5.51	1,252,253	1.47	1.31	.98	19
(.16)	11.76	11.60	1,300,173	1.46	1.32	1.22	11
(.14)	10.69	7.22	1,283,125	1.45	1.31	1.32	20
(.23)	10.11	.64	1,264,734	1.46	1.30	2.03	9
(.15)	10.27	14.99	1,310,397	1.45	1.29	1.49	24

(.28)	12.61	3.36	57,604.72		.56	2.30	32
(.20)	12.48	6.26	64,210.72		.56	1.81	19
(.21)	11.94	12.50	88,974.71		.57	2.22	11
(.21)	10.82	7.98	129,301.70		.56	2.16	20
(.28)	10.23	1.42	167,108.71		.55	3.64	9
(.22)	10.36	15.81	526,084.70		.54	2.24	24

(.31)	12.68	3.53	252,655.47		.20	2.42	32
(.24)	12.55	6.63	265,650.47		.17	2.24	19
(.25)	12.00	13.00	306,020.46		.17	2.36	11
(.26)	10.86	8.36	279,572.45		.14	2.34	20
(.33)	10.28	1.94	207,763.47		.12	2.84	9
(.24)	10.41	16.14	113,700.45		.27	2.35	24

(.29)	12.59	3.42	177,770.72		.45	2.30	32
(.21)	12.46	6.39	206,600.72		.42	1.99	19
(.23)	11.92	12.67	276,656.71		.42	2.15	11
(.23)	10.80	8.23	267,734.70		.39	2.24	20
(.31)	10.21	1.52	250,510.72		.37	1.64	9
(.22)	10.36	15.95	31,620.70		.52	2.19	24

(.27)	12.61	3.29	122,757.97		.70	2.25	32
(.19)	12.48	6.17	144,430.97		.67	1.82	19
(.20)	11.94	12.32	212,516.96		.67	2.01	11
(.20)	10.83	7.95	261,491.95		.64	2.34	20
(.28)	10.23	1.43	697,038.96		.62	2.82	9
(.19)	10.36	15.52	840,066.95		.77	2.03	24

(.30)	12.68	3.47	560,337.47		.31	2.37	32
(.22)	12.55	6.52	566,395.47		.31	2.03	19
(.24)	12.00	12.77	614,376.46		.32	2.20	11
(.24)	10.87	8.26	548,418.45		.31	2.30	20
(.31)	10.28	1.65	526,437.47		.30	3.03	9
(.24)	10.42	16.25	561,801.45		.29	2.49	24

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 31

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,034.10	$1,022.02
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$2.82	$2.81

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,029.40	$1,018.30
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$6.59	$6.56
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.31%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,033.10	$1,022.02
	Expenses Paid During Period*	$2.82	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

32 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,035.60	$1,023.80
Expenses Paid During Period*	$1.01	$1.00

* Expenses are equal to the Fund's annualized expense ratio of 0.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,034.60	$1,022.56
Expenses Paid During Period*	$2.27	$2.26

* Expenses are equal to the Fund's annualized expense ratio of 0.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,033.20	$1,021.32
Expenses Paid During Period*	$3.53	$3.51

* Expenses are equal to the Fund's annualized expense ratio of 0.70%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,035.00	$1,023.26
Expenses Paid During Period*	$1.56	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Growth Strategy Fund 33

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 12.1%
Russell Commodity Strategies Fund	13,096,977	88,536
Russell Global Infrastructure Fund	8,843,579	109,837
Russell Global Real Estate Securities Fund	1,618,732	63,632
		262,005
Domestic Equities - 36.6%
Russell U.S. Defensive Equity Fund	3,663,758	172,490
Russell U.S. Dynamic Equity Fund	14,987,435	172,505
Russell U.S. Small Cap Equity Fund	6,256,009	189,870
Select U.S. Equity Fund	23,777,956	257,277
		792,142
Fixed Income - 17.0%
Russell Global Opportunistic Credit Fund	11,372,986	109,294
Russell Strategic Bond Fund	23,338,141	257,887
		367,181
International Equities - 34.3%
Russell Emerging Markets Fund	10,670,091	197,290
Russell Global Equity Fund	21,944,776	260,704
Select International Equity Fund	28,638,539	284,381
		742,375

Total Investments 100.0%
(identified cost $1,974,556)		2,163,703
Other Assets and Liabilities, Net
-(0.0%)		(318)
Net Assets - 100.0%		2,163,385

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	12.1
Domestic Equities	36.6
Fixed Income	17.0
International Equities	34.3
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

34 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,974,556
Investments, at fair value	2,163,703
Receivables:
Investments sold	2,489
Fund shares sold	1,612
Prepaid expenses	16
Total assets	2,167,820
Liabilities
Payables:
Fund shares redeemed	3,066
Accrued fees to affiliates	1,339
Other accrued expenses	30
Total liabilities	4,435
Net Assets	$2,163,385
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,433)
Accumulated net realized gain (loss)	(17,179)
Unrealized appreciation (depreciation) on investments	189,147
Shares of beneficial interest	1,774
Additional paid-in capital	1,991,076
Net Assets	$2,163,385

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.27
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.02
Class A — Net assets	$743,421,168
Class A — Shares outstanding ($.01 par value)	60,594,345
Net asset value per share: Class C(#)	$11.96
Class C — Net assets	$729,601,848
Class C — Shares outstanding ($.01 par value)	60,979,298
Net asset value per share: Class E(#)	$12.31
Class E — Net assets	$45,638,610
Class E — Shares outstanding ($.01 par value)	3,706,208
Net asset value per share: Class R1(#)	$12.40
Class R1 — Net assets	$123,154,379
Class R1 — Shares outstanding ($.01 par value)	9,931,304
Net asset value per share: Class R4(#)	$12.31
Class R4 — Net assets	$133,120,360
Class R4 — Shares outstanding ($.01 par value)	10,815,976
Net asset value per share: Class R5(#)	$12.32
Class R5 — Net assets	$80,131,406
Class R5 — Shares outstanding ($.01 par value)	6,504,021
Net asset value per share: Class S(#)	$12.40
Class S — Net assets	$308,316,744
Class S — Shares outstanding ($.01 par value)	24,863,228
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 35

Russell Investment Company
Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$55,168

Expenses
Advisory fees	2,184
Administrative fees	464
Custodian fees	16
Distribution fees - Class A	926
Distribution fees - Class C	2,754
Distribution fees - Class R5	107
Transfer agent fees - Class A	741
Transfer agent fees - Class C	734
Transfer agent fees - Class E	47
Transfer agent fees - Class R1	126
Transfer agent fees - Class R4	140
Transfer agent fees - Class R5	86
Transfer agent fees - Class S	310
Professional fees	41
Registration fees	92
Shareholder servicing fees - Class C	918
Shareholder servicing fees - Class E	58
Shareholder servicing fees - Class R4	175
Shareholder servicing fees - Class R5	107
Trustees’ fees	27
Printing fees	140
Miscellaneous	29
Expenses before reductions	10,222
Expense reductions	(2,009)
Net expenses	8,213
Net investment income (loss)	46,955

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	86,883
Capital gain distributions from Underlying Funds	74,901
Net realized gain (loss)	161,784
Net change in unrealized appreciation (depreciation) on investments	(138,749)
Net realized and unrealized gain (loss)	23,035
Net Increase (Decrease) in Net Assets from Operations	$69,990

See accompanying notes which are an integral part of the financial statements.

36 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,955	$41,427
Net realized gain (loss)	161,784	126,040
Net change in unrealized appreciation (depreciation)	(138,749)	(20,561)
Net increase (decrease) in net assets from operations	69,990	146,906
Distributions
From net investment income
Class A	(17,093)	(13,746)
Class C	(14,680)	(10,736)
Class E	(1,117)	(1,171)
Class R1	(3,121)	(3,452)
Class R2	—	(3,542)
Class R3	—	(2,050)
Class R4	(3,304)	(71)
Class R5	(1,972)	—
Class S	(7,469)	(6,291)
Net decrease in net assets from distributions	(48,756)	(41,059)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(139,582)	(231,318)

Total Net Increase (Decrease) in Net Assets	(118,348)	(125,471)

Net Assets
Beginning of period	2,281,733	2,407,204
End of period	$2,163,385	$2,281,733
Undistributed (overdistributed) net investment income included in net assets	$(1,433)	$368

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 37

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	2,475	$29,918	6,504	$77,288
Proceeds from reinvestment of distributions	1,419	17,020	1,166	13,678
Payments for shares redeemed	(5,837)	(70,539)	(11,364)	(135,185)
Net increase (decrease)	(1,943)	(23,601)	(3,694)	(44,219)
Class C
Proceeds from shares sold	3,220	37,909	9,321	108,245
Proceeds from reinvestment of distributions	1,246	14,566	928	10,629
Payments for shares redeemed	(7,755)	(91,297)	(13,211)	(153,923)
Net increase (decrease)	(3,289)	(38,822)	(2,962)	(35,049)
Class E
Proceeds from shares sold	315	3,810	644	7,635
Proceeds from reinvestment of distributions	92	1,111	99	1,167
Payments for shares redeemed	(876)	(10,497)	(2,541)	(30,300)
Net increase (decrease)	(469)	(5,576)	(1,798)	(21,498)
Class R1
Proceeds from shares sold	919	11,235	2,426	29,121
Proceeds from reinvestment of distributions	258	3,121	290	3,452
Payments for shares redeemed	(3,465)	(42,168)	(4,677)	(55,804)
Net increase (decrease)	(2,288)	(27,812)	(1,961)	(23,231)
Class R2
Proceeds from shares sold	—	—	1,396	16,665
Proceeds from reinvestment of distributions	—	—	301	3,542
Payments for shares redeemed	—	—	(18,804)	(223,963)
Net increase (decrease)	—	—	(17,107)	(203,756)
Class R3
Proceeds from shares sold	—	—	869	10,368
Proceeds from reinvestment of distributions	—	—	174	2,049
Payments for shares redeemed	—	—	(12,713)	(151,231)
Net increase (decrease)	—	—	(11,670)	(138,814)
Class R4
Proceeds from shares sold	459	5,547	12,581	149,479
Proceeds from reinvestment of distributions	275	3,305	6	71
Payments for shares redeemed	(2,122)	(25,752)	(383)	(4,512)
Net increase (decrease)	(1,388)	(16,900)	12,204	145,038
Class R5
Proceeds from shares sold	332	4,029	7,811	92,873
Proceeds from reinvestment of distributions	164	1,972	—	—
Payments for shares redeemed	(1,714)	(20,643)	(90)	(1,064)
Net increase (decrease)	(1,218)	(14,642)	7,721	91,809
Class S
Proceeds from shares sold	2,751	33,521	7,643	91,934
Proceeds from reinvestment of distributions	610	7,388	524	6,225
Payments for shares redeemed	(4,356)	(53,138)	(8,269)	(99,757)
Net increase (decrease)	(995)	(12,229)	(102)	(1,598)
Total increase (decrease)	(11,590)	$(139,582)	(19,369)	$(231,318)

See accompanying notes which are an integral part of the financial statements.

38 Growth Strategy Fund

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Russell Investment Company
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2015*	12.14	.27	.14	.41	(.28)
October 31, 2014	11.60	.23	.52	.75	(.21)
October 31, 2013	10.11	.17	1.48	1.65	(.16)
October 31, 2012	9.56	.17	.55	.72	(.17)
October 31, 2011	9.68	.21	(.13)	.08	(.20)
October 31, 2010	8.43	.15	1.24	1.39	(.14)

Class C
April 30, 2015*	11.85	.21	.13	.34	(.23)
October 31, 2014	11.36	.13	.52	.65	(.16)
October 31, 2013	9.93	.08	1.46	1.54	(.11)
October 31, 2012	9.41	.10	.53	.63	(.11)
October 31, 2011	9.57	.13	(.12)	.01	(.17)
October 31, 2010	8.36	.08	1.23	1.31	(.10)

Class E
April 30, 2015*	12.19	.29	.11	.40	(.28)
October 31, 2014	11.64	.24	.52	.76	(.21)
October 31, 2013	10.15	.18	1.47	1.65	(.16)
October 31, 2012	9.59	.18	.54	.72	(.16)
October 31, 2011	9.69	.29	(.20)	.09	(.19)
October 31, 2010	8.44	.15	1.24	1.39	(.14)

Class R1
April 30, 2015*	12.27	.30	.13	.43	(.30)
October 31, 2014	11.72	.29	.52	.81	(.26)
October 31, 2013	10.21	.20	1.50	1.70	(.19)
October 31, 2012	9.65	.21	.56	.77	(.21)
October 31, 2011	9.75	.22	(.09)	.13	(.23)
October 31, 2010	8.49	.16	1.26	1.42	(.16)

Class R4(3)
April 30, 2015*	12.18	.28	.13	.41	(.28)
October 31, 2014	11.64	.26	.50	.76	(.22)
October 31, 2013	10.14	.19	1.48	1.67	(.17)
October 31, 2012	9.59	.19	.54	.73	(.18)
October 31, 2011	9.70	.10	— (h)	.10	(.21)
October 31, 2010	8.45	.15	1.24	1.39	(.14)

Class R5(4)
April 30, 2015*	12.19	.28	.12	.40	(.27)
October 31, 2014	11.65	.24	.49	.73	(.19)
October 31, 2013	10.16	.17	1.47	1.64	(.15)
October 31, 2012	9.59	.20	.52	.72	(.15)
October 31, 2011	9.71	.21	(.14)	.07	(.19)
October 31, 2010	8.46	.13	1.25	1.38	(.13)

Class S
April 30, 2015*	12.27	.29	.13	.42	(.29)
October 31, 2014	11.72	.26	.53	.79	(.24)
October 31, 2013	10.21	.19	1.50	1.69	(.18)
October 31, 2012	9.65	.20	.55	.75	(.19)
October 31, 2011	9.76	.24	(.14)	.10	(.21)
October 31, 2010	8.49	.17	1.26	1.43	(.16)

See accompanying notes which are an integral part of the financial statements.

40 Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.28)	12.27	3.41	743,421.72		.56	2.24	36
(.21)	12.14	6.52	759,361.72		.56	1.91	22
(.16)	11.60	16.55	768,352.71		.57	1.53	11
(.17)	10.11	7.64	713,412.70		.56	1.79	23
(.20)	9.56	.75	734,024.73		.55	2.12	7
(.14)	9.68	16.67	791,754.71		.54	1.68	31

(.23)	11.96	2.94	729,602	1.47	1.31	1.78	36
(.16)	11.85	5.77	761,495	1.47	1.31	1.12	22
(.11)	11.36	15.62	763,893	1.46	1.32	.76	11
(.11)	9.93	6.84	704,704	1.45	1.31	1.05	23
(.17)	9.41	.05	738,624	1.48	1.30	1.36	7
(.10)	9.57	15.74	798,130	1.46	1.29	.93	31

(.28)	12.31	3.31	45,639.72		.56	2.36	36
(.21)	12.19	6.57	50,878.72		.56	2.04	22
(.16)	11.64	16.47	69,531.71		.57	1.67	11
(.16)	10.15	7.69	95,667.70		.56	1.87	23
(.19)	9.59	.88	130,274.72		.55	2.92	7
(.14)	9.69	16.65	406,837.71		.54	1.67	31

(.30)	12.40	3.56	123,154.47		.20	2.47	36
(.26)	12.27	6.95	149,940.47		.17	2.43	22
(.19)	11.72	16.93	166,211.46		.17	1.87	11
(.21)	10.21	8.15	143,252.45		.14	2.08	23
(.23)	9.65	1.23	116,928.48		.12	2.22	7
(.16)	9.75	16.92	74,972.46		.26	1.81	31

(.28)	12.31	3.46	133,120.72		.45	2.32	36
(.22)	12.18	6.63	148,650.72		.42	2.19	22
(.17)	11.64	16.73	199,046.71		.42	1.74	11
(.18)	10.14	7.81	200,007.70		.39	1.97	23
(.21)	9.59	1.00	196,374.73		.37	1.03	7
(.14)	9.70	16.64	23,018.71		.52	1.63	31

(.27)	12.32	3.32	80,132.97		.70	2.27	36
(.19)	12.19	6.37	94,141.97		.67	2.01	22
(.15)	11.65	16.37	135,920.96		.67	1.57	11
(.15)	10.16	7.65	171,237.95		.64	2.03	23
(.19)	9.59	.70	500,954.98		.62	2.12	7
(.13)	9.71	16.41	618,128.96		.77	1.45	31

(.29)	12.40	3.50	308,317.47		.31	2.41	36
(.24)	12.27	6.81	317,268.47		.31	2.16	22
(.18)	11.72	16.80	304,251.46		.32	1.71	11
(.19)	10.21	7.96	258,600.45		.31	2.01	23
(.21)	9.65	1.01	254,107.48		.30	2.37	7
(.16)	9.76	17.02	312,660.46		.29	1.93	31

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 41

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2014	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2015	$1,038.40	$1,022.02
November 1, 2014 to April 30, 2015.	Expenses Paid During Period*	$2.83	$2.81

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2014	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2015	$1,035.00	$1,018.30
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$6.61	$6.56
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.31%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2015	$1,038.40	$1,022.02
	Expenses Paid During Period*	$2.83	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

42 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,040.10	$1,023.85
Expenses Paid During Period*	$0.96	$0.95

* Expenses are equal to the Fund's annualized expense ratio of 0.19%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,038.80	$1,022.61
Expenses Paid During Period*	$2.22	$2.21

* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,038.00	$1,021.37
Expenses Paid During Period*	$3.49	$3.46

* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,039.60	$1,023.26
Expenses Paid During Period*	$1.57	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Equity Growth Strategy Fund 43

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 12.1%
Russell Commodity Strategies Fund	5,422,605	36,657
Russell Global Infrastructure Fund	3,658,874	45,443
Russell Global Real Estate Securities Fund	670,111	26,342
		108,442
Domestic Equities - 39.5%
Russell U.S. Defensive Equity Fund	1,712,975	80,647
Russell U.S. Dynamic Equity Fund	6,997,291	80,539
Russell U.S. Small Cap Equity Fund	3,166,849	96,114
Select U.S. Equity Fund	9,059,316	98,021
		355,321
Fixed Income - 9.1%
Russell Global Opportunistic Credit Fund	8,482,203	81,514

International Equities - 39.3%
Russell Emerging Markets Fund	5,400,700	99,859
Russell Global Equity Fund	11,378,290	135,174
Select International Equity Fund	11,860,590	117,776
		352,809

Total Investments 100.0%
(identified cost $811,014)		898,086
Other Assets and Liabilities, Net
-(0.0%)		(185)
Net Assets - 100.0%		897,901

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	12.1
Domestic Equities	39.5
Fixed Income	9.1
International Equities	39.3
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

44 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$811,014
Investments, at fair value	898,086
Receivables:
Investments sold	751
Fund shares sold	584
Prepaid expenses	7
Total assets	899,428
Liabilities
Payables:
Fund shares redeemed	910
Accrued fees to affiliates	549
Other accrued expenses	68
Total liabilities	1,527
Net Assets	$897,901
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,673
Accumulated net realized gain (loss)	(128,429)
Unrealized appreciation (depreciation) on investments	87,072
Shares of beneficial interest	781
Additional paid-in capital	936,804
Net Assets	$897,901

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.95
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.68
Class A — Net assets	$228,952,946
Class A — Shares outstanding ($.01 par value)	19,164,107
Net asset value per share: Class C(#)	$10.80
Class C — Net assets	$315,603,319
Class C — Shares outstanding ($.01 par value)	29,234,972
Net asset value per share: Class E(#)	$11.68
Class E — Net assets	$21,494,468
Class E — Shares outstanding ($.01 par value)	1,840,510
Net asset value per share: Class R1(#)	$12.01
Class R1 — Net assets	$40,536,521
Class R1 — Shares outstanding ($.01 par value)	3,375,699
Net asset value per share: Class R4(#)	$11.72
Class R4 — Net assets	$48,536,443
Class R4 — Shares outstanding ($.01 par value)	4,140,399
Net asset value per share: Class R5(#)	$11.59
Class R5 — Net assets	$41,515,868
Class R5 — Shares outstanding ($.01 par value)	3,582,988
Net asset value per share: Class S(#)	$11.99
Class S — Net assets	$201,261,047
Class S — Shares outstanding ($.01 par value)	16,790,237
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 45

Russell Investment Company
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$23,902

Expenses
Advisory fees	894
Administrative fees	190
Custodian fees	16
Distribution fees - Class A	285
Distribution fees - Class C	1,188
Distribution fees - Class R5	58
Transfer agent fees - Class A	228
Transfer agent fees - Class C	317
Transfer agent fees - Class E	21
Transfer agent fees - Class R1	48
Transfer agent fees - Class R4	53
Transfer agent fees - Class R5	46
Transfer agent fees - Class S	181
Professional fees	25
Registration fees	68
Shareholder servicing fees - Class C	396
Shareholder servicing fees - Class E	27
Shareholder servicing fees - Class R4	66
Shareholder servicing fees - Class R5	58
Trustees’ fees	11
Printing fees	52
Miscellaneous	15
Expenses before reductions	4,243
Expense reductions	(879)
Net expenses	3,364
Net investment income (loss)	20,538

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	21,077
Capital gain distributions from Underlying Funds	33,658
Net realized gain (loss)	54,735
Net change in unrealized appreciation (depreciation) on investments	(43,515)
Net realized and unrealized gain (loss)	11,220
Net Increase (Decrease) in Net Assets from Operations	$31,758

See accompanying notes which are an integral part of the financial statements.

46 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,538	$21,137
Net realized gain (loss)	54,735	64,633
Net change in unrealized appreciation (depreciation)	(43,515)	(21,360)
Net increase (decrease) in net assets from operations	31,758	64,410
Distributions
From net investment income
Class A	(4,770)	(4,936)
Class C	(6,217)	(5,972)
Class E	(463)	(590)
Class R1	(1,226)	(1,940)
Class R2	—	(1,843)
Class R3	—	(1,300)
Class R4	(1,170)	(71)
Class R5	(1,017)	(39)
Class S	(4,002)	(4,296)
Net decrease in net assets from distributions	(18,865)	(20,987)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(54,572)	(149,281)

Total Net Increase (Decrease) in Net Assets	(41,679)	(105,858)

Net Assets
Beginning of period	939,580	1,045,438
End of period	$897,901	$939,580
Undistributed (overdistributed) net investment income included in net assets	$1,673	$—

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 47

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	831	$9,727	2,106	$24,222
Proceeds from reinvestment of distributions	408	4,755	428	4,887
Payments for shares redeemed	(1,926)	(22,559)	(4,203)	(48,408)
Net increase (decrease)	(687)	(8,077)	(1,669)	(19,299)
Class C
Proceeds from shares sold	1,533	16,243	4,395	45,746
Proceeds from reinvestment of distributions	585	6,153	570	5,897
Payments for shares redeemed	(3,622)	(38,426)	(6,685)	(69,992)
Net increase (decrease)	(1,504)	(16,030)	(1,720)	(18,349)
Class E
Proceeds from shares sold	160	1,827	383	4,297
Proceeds from reinvestment of distributions	40	461	53	588
Payments for shares redeemed	(366)	(4,196)	(1,156)	(12,993)
Net increase (decrease)	(166)	(1,908)	(720)	(8,108)
Class R1
Proceeds from shares sold	382	4,484	900	10,457
Proceeds from reinvestment of distributions	105	1,226	169	1,940
Payments for shares redeemed	(2,713)	(31,286)	(3,231)	(37,049)
Net increase (decrease)	(2,226)	(25,576)	(2,162)	(24,652)
Class R2
Proceeds from shares sold	—	—	794	9,007
Proceeds from reinvestment of distributions	—	—	164	1,843
Payments for shares redeemed	—	—	(9,379)	(106,077)
Net increase (decrease)	—	—	(8,421)	(95,227)
Class R3
Proceeds from shares sold	—	—	547	6,123
Proceeds from reinvestment of distributions	—	—	118	1,300
Payments for shares redeemed	—	—	(7,101)	(78,999)
Net increase (decrease)	—	—	(6,436)	(71,576)
Class R4
Proceeds from shares sold	386	4,453	5,079	57,055
Proceeds from reinvestment of distributions	102	1,170	6	71
Payments for shares redeemed	(1,320)	(15,183)	(113)	(1,277)
Net increase (decrease)	(832)	(9,560)	4,972	55,849
Class R5
Proceeds from shares sold	174	1,972	4,796	53,263
Proceeds from reinvestment of distributions	90	1,017	4	39
Payments for shares redeemed	(1,351)	(15,315)	(129)	(1,418)
Net increase (decrease)	(1,087)	(12,326)	4,671	51,884
Class S
Proceeds from shares sold	4,083	48,491	3,281	37,891
Proceeds from reinvestment of distributions	322	3,761	362	4,148
Payments for shares redeemed	(2,836)	(33,347)	(5,357)	(61,842)
Net increase (decrease)	1,569	18,905	(1,714)	(19,803)
Total increase (decrease)	(4,933)	$(54,572)	(13,199)	$(149,281)

See accompanying notes which are an integral part of the financial statements.

48 Equity Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2015*	11.75	.29	.15	.44	(.24)
October 31, 2014	11.24	.26	.49	.75	(.24)
October 31, 2013	9.50	.12	1.75	1.87	(.13)
October 31, 2012	8.93	.15	.54	.69	(.12)
October 31, 2011	9.00	.14	(.09)	.05	(.12)
October 31, 2010	7.80	.10	1.19	1.29	(.09)

Class C
April 30, 2015*	10.64	.18	.19	.37	(.21)
October 31, 2014	10.23	.14	.46	.60	(.19)
October 31, 2013	8.69	.04	1.59	1.63	(.09)
October 31, 2012	8.21	.07	.51	.58	(.10)
October 31, 2011	8.34	.07	(.09)	(.02)	(.11)
October 31, 2010	7.27	.04	1.11	1.15	(.08)

Class E
April 30, 2015*	11.49	.28	.15	.43	(.24)
October 31, 2014	10.99	.26	.48	.74	(.24)
October 31, 2013	9.30	.13	1.69	1.82	(.13)
October 31, 2012	8.75	.14	.53	.67	(.12)
October 31, 2011	8.81	.20	(.14)	.06	(.12)
October 31, 2010	7.64	.10	1.17	1.27	(.10)

Class R1
April 30, 2015*	11.81	.37	.10	.47	(.27)
October 31, 2014	11.29	.34	.46	.80	(.28)
October 31, 2013	9.53	.15	1.77	1.92	(.16)
October 31, 2012	8.95	.18	.55	.73	(.15)
October 31, 2011	8.99	.16	(.08)	.08	(.12)
October 31, 2010	7.78	.12	1.19	1.31	(.10)

Class R4(3)
April 30, 2015*	11.53	.29	.15	.44	(.25)
October 31, 2014	11.03	.30	.45	.75	(.25)
October 31, 2013	9.32	.14	1.71	1.85	(.14)
October 31, 2012	8.77	.16	.52	.68	(.13)
October 31, 2011	8.82	.09	(.02)	.07	(.12)
October 31, 2010	7.64	.10	1.18	1.28	(.10)

Class R5(4)
April 30, 2015*	11.40	.28	.15	.43	(.24)
October 31, 2014	10.91	.26	.45	.71	(.22)
October 31, 2013	9.23	.11	1.69	1.80	(.12)
October 31, 2012	8.68	.16	.51	.67	(.12)
October 31, 2011	8.76	.13	(.09)	.04	(.12)
October 31, 2010	7.60	.08	1.17	1.25	(.09)

Class S
April 30, 2015*	11.79	.30	.16	.46	(.26)
October 31, 2014	11.27	.30	.48	.78	(.26)
October 31, 2013	9.52	.15	1.75	1.90	(.15)
October 31, 2012	8.95	.17	.54	.71	(.14)
October 31, 2011	9.00	.17	(.10)	.07	(.12)
October 31, 2010	7.78	.12	1.20	1.32	(.10)

See accompanying notes which are an integral part of the financial statements.

50 Equity Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.24)	11.95	3.84	228,953.73		.56	2.49	43
(.24)	11.75	6.70	233,233.72		.56	2.28	23
(.13)	11.24	19.86	241,814.71		.57	1.17	14
(.12)	9.50	7.90	218,585.71		.56	1.61	24
(.12)	8.93	.46	232,317.74		.55	1.52	7
(.09)	9.00	16.70	262,968.72		.54	1.23	28

(.21)	10.80	3.50	315,603	1.48	1.31	1.74	43
(.19)	10.64	5.87	327,125	1.47	1.31	1.37	23
(.09)	10.23	18.95	331,940	1.46	1.32	.42	14
(.10)	8.69	7.12	311,910	1.46	1.31	.86	24
(.11)	8.21	(.34)	347,822	1.49	1.30	.76	7
(.08)	8.34	15.95	391,560	1.47	1.29	.51	28

(.24)	11.68	3.84	21,495.73		.56	2.42	43
(.24)	11.49	6.76	23,055.72		.56	2.35	23
(.13)	10.99	19.74	29,977.72		.57	1.29	14
(.12)	9.30	7.84	42,548.71		.56	1.60	24
(.12)	8.75	.59	56,276.73		.55	2.12	7
(.10)	8.81	16.66	171,027.72		.54	1.23	28

(.27)	12.01	4.01	40,537.48		.19	3.14	43
(.28)	11.81	7.17	66,147.47		.17	2.97	23
(.16)	11.29	20.37	87,682.46		.17	1.40	14
(.15)	9.53	8.29	64,614.46		.14	1.95	24
(.12)	8.95	.87	53,489.49		.12	1.76	7
(.10)	8.99	17.00	39,248.47		.27	1.39	28

(.25)	11.72	3.88	48,536.73		.44	2.53	43
(.25)	11.53	6.87	57,343.72		.42	2.61	23
(.14)	11.03	20.07	92,890.71		.42	1.34	14
(.13)	9.32	7.94	88,307.71		.39	1.83	24
(.12)	8.77	.75	85,039.75		.37	.96	7
(.10)	8.82	16.79	23,017.72		.52	1.20	28

(.24)	11.59	3.80	41,516.98		.69	2.44	43
(.22)	11.40	6.61	53,253.97		.67	2.34	23
(.12)	10.91	19.71	70,233.97		.67	1.14	14
(.12)	9.23	7.81	78,384.96		.64	1.78	24
(.12)	8.68	.37	239,637.99		.62	1.47	7
(.09)	8.76	16.54	290,176.97		.78	1.03	28

(.26)	11.99	3.96	201,261.48		.31	2.59	43
(.26)	11.79	7.04	179,424.47		.31	2.56	23
(.15)	11.27	20.15	190,902.46		.32	1.46	14
(.14)	9.52	8.06	192,200.47		.31	1.82	24
(.12)	8.95	.74	179,547.49		.30	1.81	7
(.10)	9.00	17.13	189,067.47		.29	1.48	28

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 51

Russell Investment Company
2020 Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class A	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2014	$1,000.00	$1,000.00
which for this Fund is from November 1, 2014 to April 30, 2015.	Ending Account Value
	April 30, 2015	$1,029.00	$1,023.55
Actual Expenses	Expenses Paid During Period*	$1.26	$1.25
The information in the table under the heading “Actual
Performance” provides information about actual account values	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
and actual expenses. You may use the information in this column,	account value over the period, multiplied by 181/365 (to reflect the one-half
together with the amount you invested, to estimate the expenses	year period).
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000			Hypothetical
Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class E	Performance	expenses)
the expenses you paid on your account during this period.	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2015	$1,028.30	$1,023.55
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$1.26	$1.25
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
based on the Fund’s actual expense ratio and an assumed rate of	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
return of 5% per year before expenses, which is not the Fund’s	year period).
actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or			Hypothetical
expenses you paid for the period. You may use this information			Performance (5%
		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class R1	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
5% hypothetical examples that appear in the shareholder reports	November 1, 2014	$1,000.00	$1,000.00
of other funds.	Ending Account Value
	April 30, 2015	$1,029.70	$1,024.79
	Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

52 2020 Strategy Fund

Russell Investment Company
2020 Strategy Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,028.40	$1,023.55
Expenses Paid During Period*	$1.26	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,027.40	$1,022.32
Expenses Paid During Period*	$2.51	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,029.70	$1,024.79
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

2020 Strategy Fund 53

Russell Investment Company
2020 Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 6.3%
Russell Commodity Strategies Fund	327,566	2,214
Russell Global Infrastructure Fund	155,033	1,926
Russell Global Real Estate Securities Fund	48,983	1,925
		6,065
Domestic Equities - 19.4%
Russell U.S. Defensive Equity Fund	52,555	2,474
Russell U.S. Dynamic Equity Fund	147,215	1,695
Russell U.S. Small Cap Equity Fund	90,064	2,733
Select U.S. Equity Fund	1,084,654	11,736
		18,638
Fixed Income - 57.2%
Russell Global Opportunistic Credit Fund	420,767	4,044
Russell Investment Grade Bond Fund	599,037	13,430
Russell Short Duration Bond Fund	325,763	6,258
Russell Strategic Bond Fund	2,835,986	31,338
		55,070
International Equities - 17.1%
Russell Emerging Markets Fund	154,645	2,860
Russell Global Equity Fund	404,389	4,804
Select International Equity Fund	890,039	8,838
		16,502

Total Investments 100.0%
(identified cost $81,900)		96,275
Other Assets and Liabilities, Net
-(0.0%)		(13)
Net Assets - 100.0%		96,262

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	6.3
Domestic Equities	19.4
Fixed Income	57.2
International Equities	17.1
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

54 2020 Strategy Fund

Russell Investment Company
2020 Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$81,900
Investments, at fair value	96,275
Receivables:
Investments sold	2,352
Fund shares sold	41
Total assets	98,668
Liabilities
Payables:
Fund shares redeemed	2,393
Accrued fees to affiliates	13
Total liabilities	2,406
Net Assets	$96,262
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(12)
Accumulated net realized gain (loss)	2,895
Unrealized appreciation (depreciation) on investments	14,375
Shares of beneficial interest	110
Additional paid-in capital	78,894
Net Assets	$96,262

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.76
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$9.29
Class A — Net assets	$268,204
Class A — Shares outstanding ($.01 par value)	30,632
Net asset value per share: Class E(#)	$8.77
Class E — Net assets	$2,070,658
Class E — Shares outstanding ($.01 par value)	236,168
Net asset value per share: Class R1(#)	$8.75
Class R1 — Net assets	$48,742,690
Class R1 — Shares outstanding ($.01 par value)	5,571,210
Net asset value per share: Class R4(#)	$8.75
Class R4 — Net assets	$11,730,318
Class R4 — Shares outstanding ($.01 par value)	1,341,138
Net asset value per share: Class R5(#)	$8.73
Class R5 — Net assets	$23,930,097
Class R5 — Shares outstanding ($.01 par value)	2,740,698
Net asset value per share: Class S(#)	$8.75
Class S — Net assets	$9,520,143
Class S — Shares outstanding ($.01 par value)	1,088,167
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 55

Russell Investment Company
2020 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$1,863

Expenses
Distribution fees - Class A	1
Distribution fees - Class R5	36
Shareholder servicing fees - Class E	2
Shareholder servicing fees - Class R4	15
Shareholder servicing fees - Class R5	36
Total expenses	90
Net investment income (loss)	1,773

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,426
Capital gain distributions from Underlying Funds	1,169
Net realized gain (loss)	3,595
Net change in unrealized appreciation (depreciation) on investments	(2,573)
Net realized and unrealized gain (loss)	1,022
Net Increase (Decrease) in Net Assets from Operations	$2,795

See accompanying notes which are an integral part of the financial statements.

56 2020 Strategy Fund

Russell Investment Company
2020 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,773	$3,232
Net realized gain (loss)	3,595	30,677
Net change in unrealized appreciation (depreciation)	(2,573)	(24,957)
Net increase (decrease) in net assets from operations	2,795	8,952
Distributions
From net investment income
Class A	(9)	(21)
Class E	(36)	(42)
Class R1	(869)	(1,711)
Class R2	—	(244)
Class R3	—	(750)
Class R4	(215)	(32)
Class R5	(478)	(69)
Class S	(180)	(362)
From net realized gain
Class A	(152)	(28)
Class E	(577)	(42)
Class R1	(12,846)	(1,733)
Class R2	—	(289)
Class R3	—	(1,084)
Class R4	(3,500)	—
Class R5	(8,665)	—
Class S	(2,714)	(389)
Net decrease in net assets from distributions	(30,241)	(6,796)

Share Transactions*
Net increase (decrease) in net assets from share transactions	9,195	(81,283)

Total Net Increase (Decrease) in Net Assets	(18,251)	(79,127)

Net Assets
Beginning of period	114,513	193,640
End of period	$96,262	$114,513
Undistributed (overdistributed) net investment income included in net assets	$(12)	$2

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 57

Russell Investment Company
2020 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$—	—	$—
Proceeds from reinvestment of distributions	18	158	4	49
Payments for shares redeemed	(32)	(280)	(82)	(977)
Net increase (decrease)	(14)	(122)	(78)	(928)
Class E
Proceeds from shares sold	4	32	31	372
Proceeds from reinvestment of distributions	71	613	7	84
Payments for shares redeemed	(29)	(330)	(35)	(419)
Net increase (decrease)	46	315	3	37
Class R1
Proceeds from shares sold	1,654	15,224	1,226	14,626
Proceeds from reinvestment of distributions	1,596	13,700	293	3,442
Payments for shares redeemed	(1,912)	(19,208)	(5,079)	(60,796)
Net increase (decrease)	1,338	9,716	(3,560)	(42,728)
Class R2
Proceeds from shares sold	—	—	416	4,962
Proceeds from reinvestment of distributions	—	—	46	533
Payments for shares redeemed	—	—	(1,902)	(22,754)
Net increase (decrease)	—	—	(1,440)	(17,259)
Class R3
Proceeds from shares sold	—	—	711	8,460
Proceeds from reinvestment of distributions	—	—	157	1,834
Payments for shares redeemed	—	—	(5,849)	(69,696)
Net increase (decrease)	—	—	(4,981)	(59,402)
Class R4
Proceeds from shares sold	100	927	1,066	12,744
Proceeds from reinvestment of distributions	433	3,715	3	32
Payments for shares redeemed	(253)	(2,390)	(8)	(91)
Net increase (decrease)	280	2,252	1,061	12,685
Class R5
Proceeds from shares sold	328	3,316	3,176	37,886
Proceeds from reinvestment of distributions	1,067	9,142	6	69
Payments for shares redeemed	(1,747)	(17,383)	(89)	(1,068)
Net increase (decrease)	(352)	(4,925)	3,093	36,887
Class S
Proceeds from shares sold	75	729	223	2,666
Proceeds from reinvestment of distributions	337	2,889	64	751
Payments for shares redeemed	(165)	(1,659)	(1,169)	(13,992)
Net increase (decrease)	247	1,959	(882)	(10,575)
Total increase (decrease)	1,545	$9,195	(6,784)	$(81,283)

See accompanying notes which are an integral part of the financial statements.

58 2020 Strategy Fund

(This page intentionally left blank)

Russell Investment Company
2020 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	12.11	.21	.06	.27	(.20)	(3.42)
October 31, 2014	11.92	.27	.37	.64	(.22)	(.23)
October 31, 2013	11.17	.24	.80	1.04	(.29)	—
October 31, 2012	10.55	.32	.54	.86	(.24)	—
October 31, 2011	10.63	.42	(.11)	.31	(.39)	—
October 31, 2010	9.42	.25	1.23	1.48	(.27)	—

Class E
April 30, 2015*	12.13	.16	.10	.26	(.20)	(3.42)
October 31, 2014	11.94	.22	.42	.64	(.22)	(.23)
October 31, 2013	11.19	.30	.74	1.04	(.29)	—
October 31, 2012	10.57	.25	.62	.87	(.25)	—
October 31, 2011	10.63	.88	(.56)	.32	(.38)	—
October 31, 2010	9.42	.26	1.22	1.48	(.27)	—

Class R1
April 30, 2015*	12.11	.17	.11	.28	(.22)	(3.42)
October 31, 2014	11.93	.27	.39	.66	(.25)	(.23)
October 31, 2013	11.18	.34	.73	1.07	(.32)	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—
October 31, 2011	10.64	.40	(.07)	.33	(.41)	—
October 31, 2010	9.43	.28	1.22	1.50	(.29)	—

Class R4(3)
April 30, 2015*	12.11	.16	.10	.26	(.20)	(3.42)
October 31, 2014	11.92	.22	.42	.64	(.22)	(.23)
October 31, 2013	11.17	.30	.74	1.04	(.29)	—
October 31, 2012	10.54	.27	.60	.87	(.24)	—
October 31, 2011	10.62	.36	(.06)	.30	(.38)	—
October 31, 2010	9.41	.26	1.22	1.48	(.27)	—

Class R5(4)
April 30, 2015*	12.08	.16	.10	.26	(.19)	(3.42)
October 31, 2014	11.90	.21	.39	.60	(.19)	(.23)
October 31, 2013	11.15	.27	.74	1.01	(.26)	—
October 31, 2012	10.52	.23	.62	.85	(.22)	—
October 31, 2011	10.61	.35	(.08)	.27	(.36)	—
October 31, 2010	9.40	.24	1.21	1.45	(.24)	—

Class S
April 30, 2015*	12.11	.17	.11	.28	(.22)	(3.42)
October 31, 2014	11.93	.28	.38	.66	(.25)	(.23)
October 31, 2013	11.18	.32	.75	1.07	(.32)	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—
October 31, 2011	10.64	.39	(.06)	.33	(.41)	—
October 31, 2010	9.42	.30	1.21	1.51	(.29)	—

See accompanying notes which are an integral part of the financial statements.

60 2020 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(3.62)	8.76	2.90	268.25		.25	2.07	21
(.45)	12.11	5.48	540.25		.25	2.24	42
(.29)	11.92	9.52	1,460.25		.25	2.11	15
(.24)	11.17	8.33	902.25		.25	3.02	21
(.39)	10.55	2.89	1,913.25		.25	3.85	24
(.27)	10.63	15.93	2,542.70		.25	2.46	32

(3.62)	8.77	2.83	2,071.25		.25	1.69	21
(.45)	12.13	5.52	2,312.25		.25	1.80	42
(.29)	11.94	9.48	2,240.25		.25	2.62	15
(.25)	11.19	8.39	2,380.25		.25	2.30	21
(.38)	10.57	3.07	2,455.25		.25	8.23	24
(.27)	10.63	15.91	15,771.71		.25	2.62	32

(3.64)	8.75	2.97	48,743	—	—	1.75	21
(.48)	12.11	5.70	51,257	—	—	2.24	42
(.32)	11.93	9.77	92,947	—	—	2.95	15
(.28)	11.18	8.68	121,239	—	—	2.51	21
(.41)	10.56	3.17	111,545	—	—	3.63	24
(.29)	10.64	16.31	84,152.45		—	2.84	32

(3.62)	8.75	2.84	11,730.25		.25	1.69	21
(.45)	12.11	5.51	12,844.25		.25	1.82	42
(.29)	11.92	9.48	17,172.25		.25	2.65	15
(.24)	11.17	8.46	24,126.25		.25	2.55	21
(.38)	10.54	2.88	44,217.25		.25	3.25	24
(.27)	10.62	15.94	44,060.71		.25	2.59	32

(3.61)	8.73	2.74	23,930.50		.50	1.65	21
(.42)	12.08	5.15	37,373.50		.50	1.73	42
(.26)	11.90	9.23	59,271.50		.50	2.38	15
(.22)	11.15	8.19	67,605.50		.50	2.17	21
(.36)	10.52	2.56	91,714.50		.50	3.20	24
(.24)	10.61	15.66	90,563.96		.50	2.41	32

(3.64)	8.75	2.97	9,520	—	—	1.81	21
(.48)	12.11	5.70	10,187	—	—	2.32	42
(.32)	11.93	9.77	20,550	—	—	2.80	15
(.28)	11.18	8.68	22,285	—	—	2.53	21
(.41)	10.56	3.17	18,962	—	—	3.60	24
(.29)	10.64	16.30	15,600.47		—	2.96	32

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 61

Russell Investment Company
2025 Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2014	$1,000.00	$1,000.00
which for this Fund is from November 1, 2014 to April 30, 2015.	Ending Account Value
	April 30, 2015	$1,034.10	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2014	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,032.50	$1,023.55
	Expenses Paid During Period*	$1.26	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2015	$1,031.20	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.52	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

62 2025 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 6.9%
Russell Commodity Strategies Fund	139,553	943
Russell Global Infrastructure Fund	65,760	817
Russell Global Real Estate Securities Fund	20,258	796
		2,556
Domestic Equities - 24.1%
Russell U.S. Defensive Equity Fund	21,085	993
Russell U.S. Dynamic Equity Fund	78,315	901
Russell U.S. Small Cap Equity Fund	49,049	1,489
Select U.S. Equity Fund	514,718	5,569
		8,952
Fixed Income - 46.4%
Russell Global Opportunistic Credit Fund	157,052	1,509
Russell Investment Grade Bond Fund	204,776	4,591
Russell Short Duration Bond Fund	24,234	466
Russell Strategic Bond Fund	969,265	10,710
		17,276
International Equities - 22.6%
Russell Emerging Markets Fund	83,997	1,553
Russell Global Equity Fund	206,851	2,458
Select International Equity Fund	442,709	4,396
		8,407

Total Investments 100.0%
(identified cost $33,016)		37,191
Other Assets and Liabilities, Net
-(0.0%)		(5)
Net Assets - 100.0%		37,186

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	6.9
Domestic Equities	24.1
Fixed Income	46.4
International Equities	22.6
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 63

Russell Investment Company
2025 Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$33,016
Investments, at fair value	37,191
Receivables:
Fund shares sold	31
Total assets	37,222
Liabilities
Payables:
Investments purchased	28
Fund shares redeemed	2
Accrued fees to affiliates	6
Total liabilities	36
Net Assets	$37,186
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(6)
Accumulated net realized gain (loss)	245
Unrealized appreciation (depreciation) on investments	4,175
Shares of beneficial interest	43
Additional paid-in capital	32,729
Net Assets	$37,186

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$8.69
Class R1 — Net assets	$19,309,967
Class R1 — Shares outstanding ($.01 par value)	2,223,037
Net asset value per share: Class R4(#)	$8.69
Class R4 — Net assets	$7,675,116
Class R4 — Shares outstanding ($.01 par value)	882,998
Net asset value per share: Class R5(#)	$8.66
Class R5 — Net assets	$10,200,731
Class R5 — Shares outstanding ($.01 par value)	1,177,817
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

64 2025 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$634

Expenses
Distribution fees - Class R5	13
Shareholder servicing fees - Class R4	10
Shareholder servicing fees - Class R5	13
Total expenses	36
Net investment income (loss)	598

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(17)
Capital gain distributions from Underlying Funds	458
Net realized gain (loss)	441
Net change in unrealized appreciation (depreciation) on investments	110
Net realized and unrealized gain (loss)	551
Net Increase (Decrease) in Net Assets from Operations	$1,149

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 65

Russell Investment Company
2025 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$598	$845
Net realized gain (loss)	441	7,045
Net change in unrealized appreciation (depreciation)	110	(5,480)
Net increase (decrease) in net assets from operations	1,149	2,410
Distributions
From net investment income
Class R1	(304)	(464)
Class R2	—	(112)
Class R3	—	(238)
Class R4	(134)	(15)
Class R5	(167)	(15)
From net realized gain
Class R1	(3,163)	(1,048)
Class R2	—	(292)
Class R3	—	(727)
Class R4	(1,537)	—
Class R5	(2,105)	—
Net decrease in net assets from distributions	(7,410)	(2,911)

Share Transactions*
Net increase (decrease) in net assets from share transactions	9,251	(11,341)

Total Net Increase (Decrease) in Net Assets	2,990	(11,842)

Net Assets
Beginning of period	34,196	46,038
End of period	$37,186	$34,196
Undistributed (overdistributed) net investment income included in net assets	$(6)	$1

See accompanying notes which are an integral part of the financial statements.

66 2025 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	1,324	$11,586	499	$5,244
Proceeds from reinvestment of distributions	408	3,467	146	1,512
Payments for shares redeemed	(875)	(7,472)	(1,382)	(14,628)
Net increase (decrease)	857	7,581	(737)	(7,872)
Class R2
Proceeds from shares sold	—	—	239	2,529
Proceeds from reinvestment of distributions	—	—	39	404
Payments for shares redeemed	—	—	(901)	(9,509)
Net increase (decrease)	—	—	(623)	(6,576)
Class R3
Proceeds from shares sold	—	—	359	3,786
Proceeds from reinvestment of distributions	—	—	94	965
Payments for shares redeemed	—	—	(1,992)	(20,945)
Net increase (decrease)	—	—	(1,539)	(16,194)
Class R4
Proceeds from shares sold	78	694	733	7,700
Proceeds from reinvestment of distributions	196	1,670	1	15
Payments for shares redeemed	(116)	(1,005)	(9)	(95)
Net increase (decrease)	158	1,359	725	7,620
Class R5
Proceeds from shares sold	157	1,417	1,207	12,632
Proceeds from reinvestment of distributions	268	2,272	1	15
Payments for shares redeemed	(364)	(3,378)	(92)	(966)
Net increase (decrease)	61	311	1,116	11,681
Total increase (decrease)	1,076	$9,251	(1,058)	$(11,341)

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 67

Russell Investment Company
2025 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2015*	10.67	.15	.15	.30	(.19)	(2.09)
October 31, 2014	10.80	.25	.39	.64	(.24)	(.53)
October 31, 2013	10.01	.28	.96	1.24	(.26)	(.19)
October 31, 2012	9.44	.22	.61	.83	(.23)	(.03)
October 31, 2011	9.49	.30	(.02)	.28	(.33)	— (h)
October 31, 2010	8.31	.20	1.20	1.40	(.22)	—

Class R4(3)
April 30, 2015*	10.67	.16	.13	.29	(.18)	(2.09)
October 31, 2014	10.81	.19	.42	.61	(.22)	(.53)
October 31, 2013	10.01	.23	1.00	1.23	(.24)	(.19)
October 31, 2012	9.44	.22	.58	.80	(.20)	(.03)
October 31, 2011	9.48	.30	(.04)	.26	(.30)	— (h)
October 31, 2010	8.30	.20	1.18	1.38	(.20)	—

Class R5(4)
April 30, 2015*	10.64	.14	.14	.28	(.17)	(2.09)
October 31, 2014	10.77	.19	.40	.59	(.19)	(.53)
October 31, 2013	9.98	.20	.99	1.19	(.21)	(.19)
October 31, 2012	9.41	.19	.58	.77	(.17)	(.03)
October 31, 2011	9.46	.25	(.02)	.23	(.28)	— (h)
October 31, 2010	8.29	.17	1.18	1.35	(.18)	—

See accompanying notes which are an integral part of the financial statements.

68 2025 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(2.28)	8.69	3.41	19,310	—	—	1.66	34
(.77)	10.67	6.23	14,573	—	—	2.41	67
(.45)	10.80	12.93	22,717	—	—	2.75	28
(.26)	10.01	9.00	34,875	—	—	2.32	37
(.33)	9.44	2.91	28,255	—	—	3.07	27
(.22)	9.49	17.14	19,470.72		—	2.30	26

(2.27)	8.69	3.25	7,675.25		.25	1.70	34
(.75)	10.67	5.87	7,743.25		.25	1.83	67
(.43)	10.81	12.68	6,736.25		.25	2.20	28
(.23)	10.01	8.67	6,235.25		.25	2.28	37
(.30)	9.44	2.74	8,188.25		.25	3.05	27
(.20)	9.48	16.89	8,541	1.01	.25	2.27	26

(2.26)	8.66	3.12	10,201.50		.50	1.55	34
(.72)	10.64	5.70	11,880.50		.50	1.84	67
(.40)	10.77	12.41	16,585.50		.50	1.99	28
(.20)	9.98	8.40	14,350.50		.50	2.00	37
(.28)	9.41	2.42	16,037.50		.50	2.57	27
(.18)	9.46	16.54	11,365	1.24	.50	1.87	26

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 69

Russell Investment Company
2030 Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class A	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2014	$1,000.00	$1,000.00
which for this Fund is from November 1, 2014 to April 30, 2015.	Ending Account Value
	April 30, 2015	$1,036.30	$1,023.55
Actual Expenses	Expenses Paid During Period*	$1.26	$1.25
The information in the table under the heading “Actual
Performance” provides information about actual account values	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
and actual expenses. You may use the information in this column,	account value over the period, multiplied by 181/365 (to reflect the one-half
together with the amount you invested, to estimate the expenses	year period).
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000			Hypothetical
Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class E	Performance	expenses)
the expenses you paid on your account during this period.	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2015	$1,036.50	$1,023.55
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$1.26	$1.25
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
based on the Fund’s actual expense ratio and an assumed rate of	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
return of 5% per year before expenses, which is not the Fund’s	year period).
actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or			Hypothetical
expenses you paid for the period. You may use this information			Performance (5%
		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class R1	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
5% hypothetical examples that appear in the shareholder reports	November 1, 2014	$1,000.00	$1,000.00
of other funds.	Ending Account Value
	April 30, 2015	$1,037.00	$1,024.79
	Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

70 2030 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,035.70	$1,023.55
Expenses Paid During Period*	$1.26	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,034.10	$1,022.32
Expenses Paid During Period*	$2.52	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,038.20	$1,024.79
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

2030 Strategy Fund 71

Russell Investment Company
2030 Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 7.3%
Russell Commodity Strategies Fund	458,459	3,099
Russell Global Infrastructure Fund	204,127	2,535
Russell Global Real Estate Securities Fund	64,485	2,535
		8,169
Domestic Equities - 30.2%
Russell U.S. Defensive Equity Fund	68,200	3,211
Russell U.S. Dynamic Equity Fund	323,001	3,718
Russell U.S. Small Cap Equity Fund	210,319	6,383
Select U.S. Equity Fund	1,915,885	20,730
		34,042
Fixed Income - 33.5%
Russell Global Opportunistic Credit Fund	410,389	3,944
Russell Investment Grade Bond Fund	301,533	6,760
Russell Strategic Bond Fund	2,447,218	27,042
		37,746
International Equities - 29.0%
Russell Emerging Markets Fund	353,432	6,535
Russell Global Equity Fund	825,083	9,802
Select International Equity Fund	1,645,286	16,338
		32,675

Total Investments 100.0%
(identified cost $96,324)		112,632
Other Assets and Liabilities, Net
-(0.0%)		(11)
Net Assets - 100.0%		112,621

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	7.3
Domestic Equities	30.2
Fixed Income	33.5
International Equities	29.0
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

72 2030 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$96,324
Investments, at fair value	112,632
Receivables:
Investments sold	2,035
Fund shares sold	55
Total assets	114,722
Liabilities
Payables:
Fund shares redeemed	2,087
Accrued fees to affiliates	14
Total liabilities	2,101
Net Assets	$112,621
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(16)
Accumulated net realized gain (loss)	2,379
Unrealized appreciation (depreciation) on investments	16,308
Shares of beneficial interest	127
Additional paid-in capital	93,823
Net Assets	$112,621

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.97
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$9.52
Class A — Net assets	$821,365
Class A — Shares outstanding ($.01 par value)	91,540
Net asset value per share: Class E(#)	$8.88
Class E — Net assets	$270,077
Class E — Shares outstanding ($.01 par value)	30,415
Net asset value per share: Class R1(#)	$8.89
Class R1 — Net assets	$57,251,879
Class R1 — Shares outstanding ($.01 par value)	6,437,494
Net asset value per share: Class R4(#)	$8.87
Class R4 — Net assets	$15,010,260
Class R4 — Shares outstanding ($.01 par value)	1,691,376
Net asset value per share: Class R5(#)	$8.88
Class R5 — Net assets	$26,338,188
Class R5 — Shares outstanding ($.01 par value)	2,964,793
Net asset value per share: Class S(#)	$8.89
Class S — Net assets	$12,929,696
Class S — Shares outstanding ($.01 par value)	1,454,932
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 73

Russell Investment Company
2030 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$1,970

Expenses
Distribution fees - Class A	2
Distribution fees - Class R5	38
Shareholder servicing fees - Class E	—**
Shareholder servicing fees - Class R4	20
Shareholder servicing fees - Class R5	38
Total expenses	98
Net investment income (loss)	1,872

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,583
Capital gain distributions from Underlying Funds	1,700
Net realized gain (loss)	3,283
Net change in unrealized appreciation (depreciation) on investments	(1,280)
Net realized and unrealized gain (loss)	2,003
Net Increase (Decrease) in Net Assets from Operations	$3,875

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

74 2030 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,872	$3,730
Net realized gain (loss)	3,283	38,413
Net change in unrealized appreciation (depreciation)	(1,280)	(32,008)
Net increase (decrease) in net assets from operations	3,875	10,135
Distributions
From net investment income
Class A	(31)	(43)
Class E	(4)	(11)
Class R1	(905)	(1,851)
Class R2	—	(384)
Class R3	—	(906)
Class R4	(269)	(25)
Class R5	(457)	(34)
Class S	(224)	(474)
From net realized gain
Class A	(599)	—
Class E	(76)	—
Class R1	(14,989)	—
Class R4	(4,908)	—
Class R5	(9,219)	—
Class S	(3,747)	—
Net decrease in net assets from distributions	(35,428)	(3,728)

Share Transactions*
Net increase (decrease) in net assets from share transactions	20,732	(61,941)

Total Net Increase (Decrease) in Net Assets	(10,821)	(55,534)

Net Assets
Beginning of period	123,442	178,976
End of period	$112,621	$123,442
Undistributed (overdistributed) net investment income included in net assets	$(16)	$2

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 75

Russell Investment Company
2030 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1	$15	2	$29
Proceeds from reinvestment of distributions	72	627	4	43
Payments for shares redeemed	(142)	(1,244)	(38)	(467)
Net increase (decrease)	69	(602)	(32)	(395)
Class E
Proceeds from shares sold	5	47	19	235
Proceeds from reinvestment of distributions	9	80	1	11
Payments for shares redeemed	(12)	(149)	(35)	(436)
Net increase (decrease)	2	(22)	(15)	(190)
Class R1
Proceeds from shares sold	2,022	19,118	1,289	15,782
Proceeds from reinvestment of distributions	1,833	15,892	153	1,851
Payments for shares redeemed	(1,473)	(14,520)	(4,362)	(53,588)
Net increase (decrease)	2,382	20,490	(2,920)	(35,955)
Class R2
Proceeds from shares sold	—	—	243	2,983
Proceeds from reinvestment of distributions	—	—	32	384
Payments for shares redeemed	—	—	(1,959)	(23,939)
Net increase (decrease)	—	—	(1,684)	(20,572)
Class R3
Proceeds from shares sold	—	—	706	8,631
Proceeds from reinvestment of distributions	—	—	75	906
Payments for shares redeemed	—	—	(5,085)	(62,031)
Net increase (decrease)	—	—	(4,304)	(52,494)
Class R4
Proceeds from shares sold	86	827	1,357	16,576
Proceeds from reinvestment of distributions	599	5,177	8	25
Payments for shares redeemed	(344)	(3,206)	(8)	(100)
Net increase (decrease)	341	2,798	1,351	16,501
Class R5
Proceeds from shares sold	355	3,374	3,289	40,186
Proceeds from reinvestment of distributions	1,117	9,677	3	34
Payments for shares redeemed	(1,674)	(17,292)	(126)	(1,545)
Net increase (decrease)	(202)	(4,241)	3,166	38,675
Class S
Proceeds from shares sold	136	1,323	321	3,940
Proceeds from reinvestment of distributions	4588	3,970	39	474
Payments for shares redeemed	(275)	(2,984)	(970)	(11,925)
Net increase (decrease)	319	2,309	(610)	(7,511)
Total increase (decrease)	2,773	$20,732	(5,048)	$(61,941)

See accompanying notes which are an integral part of the financial statements.

76 2030 Strategy Fund

(This page intentionally left blank)

Russell Investment Company
2030 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	12.55	.23	.12	.35	(.20)	(3.73)
October 31, 2014	12.05	.26	.50	.76	(.26)	—
October 31, 2013	10.55	.21	1.50	1.71	(.21)	—
October 31, 2012	9.92	.17	.64	.81	(.18)	—
October 31, 2011	9.92	.23	.01	.24	(.24)	—
October 31, 2010	8.60	.17	1.32	1.49	(.17)	—

Class E
April 30, 2015*	12.46	.15	.20	.35	(.20)	(3.73)
October 31, 2014	11.96	.28	.48	.76	(.26)	—
October 31, 2013	10.48	.21	1.48	1.69	(.21)	—
October 31, 2012	9.84	.19	.63	.82	(.18)	—
October 31, 2011	9.87	.79	(.59)	.20	(.23)	—
October 31, 2010	8.56	.16	1.32	1.48	(.17)	—

Class R1
April 30, 2015*	12.48	.16	.19	.35	(.21)	(3.73)
October 31, 2014	11.98	.33	.47	.80	(.30)	—
October 31, 2013	10.49	.24	1.49	1.73	(.24)	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—
October 31, 2011	9.87	.24	.02	.26	(.27)	—
October 31, 2010	8.57	.19	1.30	1.49	(.19)	—

Class R4(3)
April 30, 2015*	12.46	.16	.18	.34	(.20)	(3.73)
October 31, 2014	11.96	.27	.49	.76	(.26)	—
October 31, 2013	10.48	.21	1.48	1.69	(.21)	—
October 31, 2012	9.84	.20	.61	.81	(.17)	—
October 31, 2011	9.85	.21	.02	.23	(.24)	—
October 31, 2010	8.55	.16	1.31	1.47	(.17)	—

Class R5(4)
April 30, 2015*	12.47	.15	.17	.32	(.18)	(3.73)
October 31, 2014	11.97	.26	.47	.73	(.23)	—
October 31, 2013	10.48	.19	1.48	1.67	(.18)	—
October 31, 2012	9.84	.16	.63	.79	(.15)	—
October 31, 2011	9.85	.21	(.01)	.20	(.21)	—
October 31, 2010	8.55	.14	1.31	1.45	(.15)	—

Class S
April 30, 2015*	12.47	.17	.19	.36	(.21)	(3.73)
October 31, 2014	11.98	.33	.46	.79	(.30)	—
October 31, 2013	10.49	.24	1.49	1.73	(.24)	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—
October 31, 2011	9.87	.25	.01	.26	(.27)	—
October 31, 2010	8.57	.18	1.31	1.49	(.19)	—

See accompanying notes which are an integral part of the financial statements.

78 2030 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(3.93)	8.97	3.63	821.25		.25	2.24	25
(.26)	12.55	6.40	2,011.25		.25	2.14	60
(.21)	12.05	16.42	2,321.25		.25	1.85	16
(.18)	10.55	8.32	2,033.25		.25	1.70	26
(.24)	9.92	2.39	1,820.25		.25	2.21	28
(.17)	9.92	17.51	1,603.74		.25	1.93	25

(3.93)	8.88	3.65	270.25		.25	1.58	25
(.26)	12.46	6.43	362.25		.25	2.25	60
(.21)	11.96	16.34	527.25		.25	1.84	16
(.18)	10.48	8.46	589.25		.25	1.90	26
(.23)	9.84	2.02	975.25		.25	7.79	28
(.17)	9.87	17.48	14,733.73		.25	1.77	25

(3.94)	8.89	3.70	57,252	—	—	1.67	25
(.30)	12.48	6.72	50,599	—	—	2.66	60
(.24)	11.98	16.71	83,569	—	—	2.18	16
(.21)	10.49	8.65	87,265	—	—	1.99	26
(.27)	9.86	2.55	79,046	—	—	2.39	28
(.19)	9.87	17.63	53,702.48		—	1.98	25

(3.93)	8.87	3.57	15,010.25		.25	1.64	25
(.26)	12.46	6.45	16,830.25		.25	2.21	60
(.21)	11.96	16.33	20,147.25		.25	1.86	16
(.17)	10.48	8.43	21,520.25		.25	1.96	26
(.24)	9.84	2.27	38,352.25		.25	2.03	28
(.17)	9.85	17.39	39,163.73		.25	2.05	25

(3.91)	8.88	3.41	26,338.50		.50	1.52	25
(.23)	12.47	6.17	39,472.50		.50	2.12	60
(.18)	11.97	16.13	51,507.50		.50	1.66	16
(.15)	10.48	8.15	50,961.50		.50	1.64	26
(.21)	9.84	2.03	71,140.50		.50	2.09	28
(.15)	9.85	17.09	72,164.98		.50	1.72	25

(3.94)	8.89	3.82	12,930	—	—	1.71	25
(.30)	12.47	6.63	14,168	—	—	2.68	60
(.24)	11.98	16.71	20,905	—	—	2.15	16
(.21)	10.49	8.65	24,300	—	—	1.98	26
(.27)	9.86	2.55	22,043	—	—	2.48	28
(.19)	9.87	17.77	19,124.48		—	1.52	25

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 79

Russell Investment Company
2035 Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2014	$1,000.00	$1,000.00
which for this Fund is from November 1, 2014 to April 30, 2015.	Ending Account Value
	April 30, 2015	$1,041.70	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2014	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,040.50	$1,023.55
	Expenses Paid During Period*	$1.26	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2015	$1,037.80	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.53	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

80 2035 Strategy Fund

Russell Investment Company
2035 Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 8.5%
Russell Commodity Strategies Fund	138,574	937
Russell Global Infrastructure Fund	62,686	778
Russell Global Real Estate Securities Fund	19,435	764
		2,479
Domestic Equities - 37.0%
Russell U.S. Defensive Equity Fund	18,440	868
Russell U.S. Dynamic Equity Fund	107,927	1,242
Russell U.S. Small Cap Equity Fund	69,577	2,112
Select U.S. Equity Fund	601,390	6,507
		10,729
Fixed Income - 18.4%
Russell Global Opportunistic Credit Fund	72,553	697
Russell Strategic Bond Fund	420,828	4,650
		5,347
International Equities - 36.1%
Russell Emerging Markets Fund	122,493	2,265
Russell Global Equity Fund	259,576	3,084
Select International Equity Fund	517,900	5,143
		10,492

Total Investments 100.0%
(identified cost $25,370)		29,047
Other Assets and Liabilities, Net
-(0.0%)		(5)
Net Assets - 100.0%		29,042

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	8.5
Domestic Equities	37.0
Fixed Income	18.4
International Equities	36.1
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 81

Russell Investment Company
2035 Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$25,370
Investments, at fair value	29,047
Receivables:
Fund shares sold	27
Total assets	29,074
Liabilities
Payables:
Investments purchased	1
Fund shares redeemed	26
Accrued fees to affiliates	5
Total liabilities	32
Net Assets	$29,042
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(5)
Accumulated net realized gain (loss)	212
Unrealized appreciation (depreciation) on investments	3,677
Shares of beneficial interest	32
Additional paid-in capital	25,126
Net Assets	$29,042

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$9.18
Class R1 — Net assets	$12,674,535
Class R1 — Shares outstanding ($.01 par value)	1,380,890
Net asset value per share: Class R4(#)	$9.17
Class R4 — Net assets	$8,018,306
Class R4 — Shares outstanding ($.01 par value)	874,599
Net asset value per share: Class R5(#)	$9.16
Class R5 — Net assets	$8,349,378
Class R5 — Shares outstanding ($.01 par value)	911,022
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

82 2035 Strategy Fund

Russell Investment Company
2035 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$450

Expenses
Distribution fees - Class R5	12
Shareholder servicing fees - Class R4	10
Shareholder servicing fees - Class R5	12
Total expenses	34
Net investment income (loss)	416

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(79)
Capital gain distributions from Underlying Funds	468
Net realized gain (loss)	389
Net change in unrealized appreciation (depreciation) on investments	300
Net realized and unrealized gain (loss)	689
Net Increase (Decrease) in Net Assets from Operations	$1,105

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 83

Russell Investment Company
2035 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$416	$688
Net realized gain (loss)	389	5,889
Net change in unrealized appreciation (depreciation)	300	(4,673)
Net increase (decrease) in net assets from operations	1,105	1,904
Distributions
From net investment income
Class R1	(162)	(297)
Class R2	—	(140)
Class R3	—	(245)
Class R4	(125)	(5)
Class R5	(135)	(—)**
From net realized gain
Class R1	(1,980)	(254)
Class R2	—	(132)
Class R3	—	(256)
Class R4	(1,702)	—
Class R5	(2,029)	—
Net decrease in net assets from distributions	(6,133)	(1,329)

Share Transactions*
Net increase (decrease) in net assets from share transactions	7,220	(3,663)

Total Net Increase (Decrease) in Net Assets	2,192	(3,088)

Net Assets
Beginning of period	26,850	29,938
End of period	$29,042	$26,850
Undistributed (overdistributed) net investment income included in net assets	$(5)	$1

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

84 2035 Strategy Fund

Russell Investment Company
2035 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	714	$6,676	405	$4,535
Proceeds from reinvestment of distributions	240	2,143	50	551
Payments for shares redeemed	(262)	(2,354)	(779)	(8,750)
Net increase (decrease)	692	6,465	(324)	(3,664)
Class R2
Proceeds from shares sold	—	—	197	2,223
Proceeds from reinvestment of distributions	—	—	25	272
Payments for shares redeemed	—	—	(783)	(8,720)
Net increase (decrease)	—	—	(561)	(6,225)
Class R3
Proceeds from shares sold	—	—	303	3,388
Proceeds from reinvestment of distributions	—	—	45	500
Payments for shares redeemed	—	—	(1,459)	(16,194)
Net increase (decrease)	—	—	(1,111)	(12,306)
Class R4
Proceeds from shares sold	94	909	680	7,552
Proceeds from reinvestment of distributions	205	1,827	—	5
Payments for shares redeemed	(100)	(909)	(4)	(49)
Net increase (decrease)	199	1,827	676	7,508
Class R5
Proceeds from shares sold	130	1,244	1,039	11,528
Proceeds from reinvestment of distributions	243	2,163	(—)**	1
Payments for shares redeemed	(456)	(4,479)	(44)	(505)
Net increase (decrease)	(83)	(1,072)	995	11,024
Total increase (decrease)	808	$7,220	(325)	$(3,663)

**       Less than 500.

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 85

Russell Investment Company
2035 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2015*	11.39	.14	.25	.39	(.18)	(2.42)
October 31, 2014	11.16	.33	.45	.78	(.30)	(.25)
October 31, 2013	9.68	.17	1.75	1.92	(.18)	(.26)
October 31, 2012	9.10	.17	.63	.80	(.17)	(.05)
October 31, 2011	9.13	.20	—(h)	.20	(.23)	—
October 31, 2010	7.92	.16	1.22	1.38	(.17)	—

Class R4(3)
April 30, 2015*	11.38	.15	.23	.38	(.17)	(2.42)
October 31, 2014	11.15	.24	.51	.75	(.27)	(.25)
October 31, 2013	9.67	.16	1.74	1.90	(.16)	(.26)
October 31, 2012	9.09	.14	.63	.77	(.14)	(.05)
October 31, 2011	9.12	.20	(.03)	.17	(.20)	—
October 31, 2010	7.92	.14	1.21	1.35	(.15)	—

Class R5(4)
April 30, 2015*	11.38	.14	.22	.36	(.16)	(2.42)
October 31, 2014	11.15	.24	.48	.72	(.24)	(.25)
October 31, 2013	9.67	.12	1.75	1.87	(.13)	(.26)
October 31, 2012	9.08	.13	.62	.75	(.11)	(.05)
October 31, 2011	9.11	.15	—(h)	.15	(.18)	—
October 31, 2010	7.91	.10	1.23	1.33	(.13)	—

See accompanying notes which are an integral part of the financial statements.

86 2035 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(2.60)	9.18	4.17	12,675	—	—	1.48	29
(.55)	11.39	7.12	7,843	—	—	2.91	80
(.44)	11.16	20.63	11,299	—	—	1.68	44
(.22)	9.68	8.99	11,495	—	—	1.78	47
(.23)	9.10	2.10	9,728	—	—	2.13	42
(.17)	9.13	17.61	7,252	1.03	—	1.87	19

(2.59)	9.17	4.05	8,018.25		.25	1.52	29
(.52)	11.38	6.86	7,695.25		.25	2.14	80
(.42)	11.15	20.36	6,258.25		.25	1.52	44
(.19)	9.67	8.72	5,457.25		.25	1.49	47
(.20)	9.09	1.81	4,944.25		.25	2.12	42
(.15)	9.12	17.22	6,021	1.30	.25	1.64	19

(2.58)	9.16	3.78	8,349.50		.50	1.42	29
(.49)	11.38	6.60	11,312.50		.50	2.18	80
(.39)	11.15	20.06	12,381.50		.50	1.21	44
(.16)	9.67	8.50	9,014.50		.50	1.36	47
(.18)	9.08	1.60	9,473.50		.50	1.64	42
(.13)	9.11	16.98	6,728	1.54	.50	1.22	19

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 87

Russell Investment Company
2040 Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class A	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2014	$1,000.00	$1,000.00
which for this Fund is from November 1, 2014 to April 30, 2015.	Ending Account Value
	April 30, 2015	$1,042.80	$1,023.55
Actual Expenses	Expenses Paid During Period*	$1.27	$1.25
The information in the table under the heading “Actual
Performance” provides information about actual account values	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
and actual expenses. You may use the information in this column,	account value over the period, multiplied by 181/365 (to reflect the one-half
together with the amount you invested, to estimate the expenses	year period).
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000			Hypothetical
Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class E	Performance	expenses)
the expenses you paid on your account during this period.	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2015	$1,042.10	$1,023.55
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$1.27	$1.25
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
based on the Fund’s actual expense ratio and an assumed rate of	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
return of 5% per year before expenses, which is not the Fund’s	year period).
actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or			Hypothetical
expenses you paid for the period. You may use this information			Performance (5%
		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class R1	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
5% hypothetical examples that appear in the shareholder reports	November 1, 2014	$1,000.00	$1,000.00
of other funds.	Ending Account Value
	April 30, 2015	$1,044.40	$1,024.79
	Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

88 2040 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,042.60	$1,023.55
Expenses Paid During Period*	$1.27	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,041.50	$1,022.32
Expenses Paid During Period*	$2.53	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,044.00	$1,024.79
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

2040 Strategy Fund 89

Russell Investment Company
2040 Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 9.6%
Russell Commodity Strategies Fund	472,008	3,191
Russell Global Infrastructure Fund	218,280	2,711
Russell Global Real Estate Securities Fund	68,621	2,697
		8,599
Domestic Equities - 41.8%
Russell U.S. Defensive Equity Fund	57,290	2,697
Russell U.S. Dynamic Equity Fund	389,886	4,488
Russell U.S. Small Cap Equity Fund	246,846	7,492
Select U.S. Equity Fund	2,118,865	22,926
		37,603
Fixed Income - 7.0%
Russell Strategic Bond Fund	573,783	6,340

International Equities - 41.6%
Russell Emerging Markets Fund	438,583	8,109
Russell Global Equity Fund	985,397	11,707
Select International Equity Fund	1,772,583	17,602
		37,418

Total Investments 100.0%
(identified cost $74,233)		89,960
Other Assets and Liabilities, Net
-(0.0%)		(5)
Net Assets - 100.0%		89,955

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	9.6
Domestic Equities	41.8
Fixed Income	7.0
International Equities	41.6
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

90 2040 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$74,233
Investments, at fair value	89,960
Receivables:
Investments sold	45
Fund shares sold	224
Total assets	90,229
Liabilities
Payables:
Fund shares redeemed	264
Accrued fees to affiliates	10
Total liabilities	274
Net Assets	$89,955
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(8)
Accumulated net realized gain (loss)	1,856
Unrealized appreciation (depreciation) on investments	15,727
Shares of beneficial interest	102
Additional paid-in capital	72,278
Net Assets	$89,955

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.84
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$9.38
Class A — Net assets	$1,135,478
Class A — Shares outstanding ($.01 par value)	128,415
Net asset value per share: Class E(#)	$8.84
Class E — Net assets	$120,669
Class E — Shares outstanding ($.01 par value)	13,648
Net asset value per share: Class R1(#)	$8.85
Class R1 — Net assets	$48,076,258
Class R1 — Shares outstanding ($.01 par value)	5,431,903
Net asset value per share: Class R4(#)	$8.85
Class R4 — Net assets	$8,919,269
Class R4 — Shares outstanding ($.01 par value)	1,007,421
Net asset value per share: Class R5(#)	$8.82
Class R5 — Net assets	$18,198,923
Class R5 — Shares outstanding ($.01 par value)	2,062,849
Net asset value per share: Class S(#)	$8.85
Class S — Net assets	$13,504,040
Class S — Shares outstanding ($.01 par value)	1,525,108
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 91

Russell Investment Company
2040 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$1,515

Expenses
Distribution fees - Class A	2
Distribution fees - Class R5	26
Shareholder servicing fees - Class E	—**
Shareholder servicing fees - Class R4	13
Shareholder servicing fees - Class R5	26
Total expenses	67
Net investment income (loss)	1,448

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	794
Capital gain distributions from Underlying Funds	1,771
Net realized gain (loss)	2,565
Net change in unrealized appreciation (depreciation) on investments	(275)
Net realized and unrealized gain (loss)	2,290
Net Increase (Decrease) in Net Assets from Operations	$3,738

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

92 2040 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,448	$3,298
Net realized gain (loss)	2,565	34,273
Net change in unrealized appreciation (depreciation)	(275)	(28,866)
Net increase (decrease) in net assets from operations	3,738	8,705
Distributions
From net investment income
Class A	(17)	(25)
Class E	(6)	(26)
Class R1	(737)	(1,693)
Class R2	—	(277)
Class R3	—	(735)
Class R4	(161)	(5)
Class R5	(320)	—
Class S	(217)	(536)
From net realized gain
Class A	(380)	—
Class E	(137)	—
Class R1	(15,255)	—
Class R4	(3,650)	—
Class R5	(7,836)	—
Class S	(4,503)	—
Net decrease in net assets from distributions	(33,219)	(3,297)

Share Transactions*
Net increase (decrease) in net assets from share transactions	17,370	(43,151)

Total Net Increase (Decrease) in Net Assets	(12,111)	(37,743)

Net Assets
Beginning of period	102,066	139,809
End of period	$89,955	$102,066
Undistributed (overdistributed) net investment income included in net assets	$(8)	$2

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 93

Russell Investment Company
2040 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$2	1	$5
Proceeds from reinvestment of distributions	46	397	2	25
Payments for shares redeemed	(3)	(28)	(1)	(10)
Net increase (decrease)	43	371	2	20
Class E
Proceeds from shares sold	6	52	26	340
Proceeds from reinvestment of distributions	17	142	2	26
Payments for shares redeemed	(55)	(549)	(70)	(925)
Net increase (decrease)	(32)	(355)	(42)	(559)
Class R1
Proceeds from shares sold	1,252	12,020	1,254	16,093
Proceeds from reinvestment of distributions	1,866	15,992	133	1,693
Payments for shares redeemed	(1,228)	(12,320)	(3,151)	(40,713)
Net increase (decrease)	1,890	15,692	(1,764)	(22,927)
Class R2
Proceeds from shares sold	—	—	183	2,352
Proceeds from reinvestment of distributions	—	—	22	277
Payments for shares redeemed	—	—	(1,182)	(15,121)
Net increase (decrease)	—	—	(977)	(12,492)
Class R3
Proceeds from shares sold	—	—	513	6,570
Proceeds from reinvestment of distributions	—	—	58	735
Payments for shares redeemed	—	—	(3,499)	(44,490)
Net increase (decrease)	—	—	(2,928)	(37,185)
Class R4
Proceeds from shares sold	83	791	844	10,762
Proceeds from reinvestment of distributions	444	3,812	—**	5
Payments for shares redeemed	(362)	(3,312)	(2)	(28)
Net increase (decrease)	165	1,291	842	10,739
Class R5
Proceeds from shares sold	237	2,308	2,014	25,607
Proceeds from reinvestment of distributions	954	8,156	—	—
Payments for shares redeemed	(1,063)	(10,094)	(79)	(1,007)
Net increase (decrease)	128	370	1,935	24,600
Class S
Proceeds from shares sold	258	2,503	486	6,250
Proceeds from reinvestment of distributions	549	4,714	42	536
Payments for shares redeemed	(635)	(7,216)	(946)	(12,133)
Net increase (decrease)	172	1	(418)	(5,347)
Total increase (decrease)	2,366	$17,370	(3,350)	$(43,151)

** Less than 500.

See accompanying notes which are an integral part of the financial statements.

94 2040 Strategy Fund

(This page intentionally left blank)

Russell Investment Company
2040 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	13.08	.14	.27	.41	(.20)	(4.45)
October 31, 2014	12.53	.30	.55	.85	(.30)	—
October 31, 2013	10.58	.17	1.95	2.12	(.17)	—
October 31, 2012	9.89	.17	.67	.84	(.15)	—
October 31, 2011	9.92	.21	(.02)	.19	(.22)	—
October 31, 2010	8.61	.16	1.31	1.47	(.16)	—

Class E
April 30, 2015*	13.08	.15	.25	.40	(.19)	(4.45)
October 31, 2014	12.53	.32	.52	.84	(.29)	—
October 31, 2013	10.57	.17	1.96	2.13	(.17)	—
October 31, 2012	9.89	.16	.68	.84	(.16)	—
October 31, 2011	9.92	.79	(.61)	.18	(.21)	—
October 31, 2010	8.62	.16	1.31	1.47	(.17)	—

Class R1
April 30, 2015*	13.09	.15	.27	.42	(.21)	(4.45)
October 31, 2014	12.54	.36	.52	.88	(.33)	—
October 31, 2013	10.59	.21	1.94	2.15	(.20)	—
October 31, 2012	9.90	.18	.69	.87	(.18)	—
October 31, 2011	9.93	.22	— (h)	.22	(.25)	—
October 31, 2010	8.62	.18	1.32	1.50	(.19)	—

Class R4(3)
April 30, 2015*	13.09	.15	.26	.41	(.20)	(4.45)
October 31, 2014	12.54	.31	.54	.85	(.30)	—
October 31, 2013	10.58	.18	1.95	2.13	(.17)	—
October 31, 2012	9.89	.18	.66	.84	(.15)	—
October 31, 2011	9.91	.18	.02	.20	(.22)	—
October 31, 2010	8.61	.15	1.31	1.46	(.16)	—

Class R5(4)
April 30, 2015*	13.06	.14	.26	.40	(.19)	(4.45)
October 31, 2014	12.52	.32	.49	.81	(.27)	—
October 31, 2013	10.56	.15	1.95	2.10	(.14)	—
October 31, 2012	9.87	.14	.67	.81	(.12)	—
October 31, 2011	9.90	.19	(.03)	.16	(.19)	—
October 31, 2010	8.60	.14	1.30	1.44	(.14)	—

Class S
April 30, 2015*	13.09	.17	.25	.42	(.21)	(4.45)
October 31, 2014	12.54	.36	.52	.88	(.33)	—
October 31, 2013	10.59	.21	1.94	2.15	(.20)	—
October 31, 2012	9.90	.18	.69	.87	(.18)	—
October 31, 2011	9.93	.22	— (h)	.22	(.25)	—
October 31, 2010	8.62	.18	1.32	1.50	(.19)	—

See accompanying notes which are an integral part of the financial statements.

96 2040 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(4.65)	8.84	4.28	1,136.25		.25	1.48	16
(.30)	13.08	6.85	1,114.25		.25	2.29	64
(.17)	12.53	20.33	1,048.25		.25	1.52	14
(.15)	10.58	8.69	902.25		.25	1.71	26
(.22)	9.89	1.86	1,062.25		.25	2.03	23
(.16)	9.92	17.29	902.76		.25	1.79	19

(4.64)	8.84	4.21	121.25		.25	1.49	16
(.29)	13.08	6.80	605.25		.25	2.49	64
(.17)	12.53	20.45	1,100.25		.25	1.49	14
(.16)	10.57	8.59	979.25		.25	1.55	26
(.21)	9.89	1.79	939.25		.25	7.73	23
(.17)	9.92	17.18	16,638.75		.25	1.77	19

(4.66)	8.85	4.44	48,076	—	—	1.58	16
(.33)	13.09	7.11	46,351	—	—	2.83	64
(.20)	12.54	20.61	66,546	—	—	1.79	14
(.18)	10.59	8.99	59,225	—	—	1.76	26
(.25)	9.90	2.12	52,962	—	—	2.19	23
(.19)	9.93	17.57	36,998.49		—	1.94	19

(4.65)	8.85	4.26	8,919.25		.25	1.51	16
(.30)	13.09	6.84	11,027.25		.25	2.39	64
(.17)	12.54	20.41	12,257.25		.25	1.58	14
(.15)	10.58	8.64	13,393.25		.25	1.81	26
(.22)	9.89	1.94	33,320.25		.25	1.70	23
(.16)	9.91	17.19	32,308.75		.25	1.67	19

(4.64)	8.82	4.15	18,199.50		.50	1.47	16
(.27)	13.06	6.51	25,262.50		.50	2.47	64
(.14)	12.52	20.14	36,644.50		.50	1.34	14
(.12)	10.56	8.39	38,165.50		.50	1.38	26
(.19)	9.87	1.61	54,269.50		.50	1.85	23
(.14)	9.90	16.92	53,208	1.00	.50	1.48	19

(4.66)	8.85	4.40	13,504	—	—	1.67	16
(.33)	13.09	7.11	17,707	—	—	2.79	64
(.20)	12.54	20.61	22,214	—	—	1.87	14
(.18)	10.59	8.99	24,994	—	—	1.75	26
(.25)	9.90	2.12	21,638	—	—	2.18	23
(.19)	9.93	17.57	17,541.50		—	1.94	19

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 97

Russell Investment Company
2045 Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2014	$1,000.00	$1,000.00
which for this Fund is from November 1, 2014 to April 30, 2015.	Ending Account Value
	April 30, 2015	$1,044.50	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2014	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,043.10	$1,023.55
	Expenses Paid During Period*	$1.27	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2015	$1,042.90	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.53	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

98 2045 Strategy Fund

Russell Investment Company
2045 Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 9.6%
Russell Commodity Strategies Fund	81,744	553
Russell Global Infrastructure Fund	37,412	465
Russell Global Real Estate Securities Fund	11,664	458
		1,476
Domestic Equities - 41.7%
Russell U.S. Defensive Equity Fund	9,756	459
Russell U.S. Dynamic Equity Fund	66,342	764
Russell U.S. Small Cap Equity Fund	42,237	1,282
Select U.S. Equity Fund	361,171	3,908
		6,413
Fixed Income - 7.0%
Russell Strategic Bond Fund	97,502	1,077

International Equities - 41.7%
Russell Emerging Markets Fund	75,351	1,393
Russell Global Equity Fund	168,071	1,997
Select International Equity Fund	303,302	3,012
		6,402

Total Investments 100.0%
(identified cost $13,359)		15,368
Other Assets and Liabilities, Net
-(0.0%)		(3)
Net Assets - 100.0%		15,365

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	9.6
Domestic Equities	41.7
Fixed Income	7.0
International Equities	41.7
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 99

Russell Investment Company
2045 Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$13,359
Investments, at fair value	15,368
Receivables:
Fund shares sold	16
Total assets	15,384
Liabilities
Payables:
Investments purchased	17
Accrued fees to affiliates	2
Total liabilities	19
Net Assets	$15,365
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(2)
Accumulated net realized gain (loss)	72
Unrealized appreciation (depreciation) on investments	2,009
Shares of beneficial interest	17
Additional paid-in capital	13,269
Net Assets	$15,365

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$8.98
Class R1 — Net assets	$7,435,415
Class R1 — Shares outstanding ($.01 par value)	827,748
Net asset value per share: Class R4(#)	$9.00
Class R4 — Net assets	$4,066,380
Class R4 — Shares outstanding ($.01 par value)	451,713
Net asset value per share: Class R5(#)	$8.96
Class R5 — Net assets	$3,863,338
Class R5 — Shares outstanding ($.01 par value)	431,363
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

100 2045 Strategy Fund

Russell Investment Company
2045 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$223

Expenses
Distribution fees - Class R5	5
Shareholder servicing fees - Class R4	5
Shareholder servicing fees - Class R5	5
Total expenses	15
Net investment income (loss)	208

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(71)
Capital gain distributions from Underlying Funds	257
Net realized gain (loss)	186
Net change in unrealized appreciation (depreciation) on investments	250
Net realized and unrealized gain (loss)	436
Net Increase (Decrease) in Net Assets from Operations	$644

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 101

Russell Investment Company
2045 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$208	$359
Net realized gain (loss)	186	3,106
Net change in unrealized appreciation (depreciation)	250	(2,491)
Net increase (decrease) in net assets from operations	644	974
Distributions
From net investment income
Class R1	(97)	(181)
Class R2	—	(78)
Class R3	—	(101)
Class R4	(60)	(1)
Class R5	(53)	—
From net realized gain
Class R1	(1,274)	(55)
Class R2	—	(27)
Class R3	—	(38)
Class R4	(880)	—
Class R5	(847)	—
Net decrease in net assets from distributions	(3,211)	(481)

Share Transactions*
Net increase (decrease) in net assets from share transactions	4,272	(3,110)

Total Net Increase (Decrease) in Net Assets	1,705	(2,617)

Net Assets
Beginning of period	13,660	16,277
End of period	$15,365	$13,660
Undistributed (overdistributed) net investment income included in net assets	$(2)	$—

See accompanying notes which are an integral part of the financial statements.

102 2045 Strategy Fund

Russell Investment Company
2045 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	366	$3,315	291	$3,195
Proceeds from reinvestment of distributions	158	1,371	22	236
Payments for shares redeemed	(171)	(1,496)	(465)	(5,113)
Net increase (decrease)	353	3,190	(152)	(1,682)
Class R2
Proceeds from shares sold	—	—	96	1,059
Proceeds from reinvestment of distributions	—	—	10	105
Payments for shares redeemed	—	—	(421)	(4,591)
Net increase (decrease)	—	—	(315)	(3,427)
Class R3
Proceeds from shares sold	—	—	132	1,444
Proceeds from reinvestment of distributions	—	—	13	139
Payments for shares redeemed	—	—	(714)	(7,727)
Net increase (decrease)	—	—	(569)	(6,144)
Class R4
Proceeds from shares sold	50	470	370	4,023
Proceeds from reinvestment of distributions	108	940	—**	1
Payments for shares redeemed	(74)	(690)	(2)	(21)
Net increase (decrease)	84	720	368	4,003
Class R5
Proceeds from shares sold	74	681	409	4,435
Proceeds from reinvestment of distributions	104	900	—	—
Payments for shares redeemed	(128)	(1,219)	(27)	(295)
Net increase (decrease)	50	362	382	4,140
Total increase (decrease)	487	$4,272	(286)	$(3,110)

** Less than 500.

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 103

Russell Investment Company
2045 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2015*	11.16	.14	.27	.41	(.18)	(2.41)
October 31, 2014	10.78	.30	.45	.75	(.28)	(.09)
October 31, 2013	9.29	.18	1.67	1.85	(.17)	(.19)
October 31, 2012	9.10	.14	.62	.76	(.16)	(.41)
October 31, 2011	9.13	.20	— (h)	.20	(.23)	—
October 31, 2010	7.93	.17	1.20	1.37	(.17)	—

Class R4(3)
April 30, 2015*	11.18	.14	.26	.40	(.17)	(2.41)
October 31, 2014	10.80	.24	.49	.73	(.26)	(.09)
October 31, 2013	9.30	.15	1.69	1.84	(.15)	(.19)
October 31, 2012	9.11	.14	.60	.74	(.14)	(.41)
October 31, 2011	9.12	.23	(.05)	.18	(.19)	—
October 31, 2010	7.92	.13	1.22	1.35	(.15)	—

Class R5(4)
April 30, 2015*	11.13	.12	.27	.39	(.15)	(2.41)
October 31, 2014	10.76	.25	.44	.69	(.23)	(.09)
October 31, 2013	9.27	.12	1.69	1.81	(.13)	(.19)
October 31, 2012	9.08	.12	.60	.72	(.12)	(.41)
October 31, 2011	9.11	.15	— (h)	.15	(.18)	—
October 31, 2010	7.91	.10	1.23	1.33	(.13)	—

See accompanying notes which are an integral part of the financial statements.

104 2045 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net (e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(2.59)	8.98	4.45	7,436	—	—	1.46	16
(.37)	11.16	7.08	5,297	—	—	2.78	84
(.36)	10.78	20.59	6,750	—	—	1.77	28
(.57)	9.29	9.13	5,391	—	—	1.59	57
(.23)	9.10	2.12	3,791	—	—	2.06	77
(.17)	9.13	17.47	2,347	1.58	—	2.02	31

(2.58)	9.00	4.31	4,066.25		.25	1.47	16
(.35)	11.18	6.80	4,111.25		.25	2.16	84
(.34)	10.80	20.37	3,404.25		.25	1.48	28
(.55)	9.30	8.82	2,796.25		.25	1.58	57
(.19)	9.11	1.98	2,651.25		.25	2.37	77
(.15)	9.12	17.23	6,692	1.79	.25	1.53	31

(2.56)	8.96	4.29	3,863.50		.50	1.32	16
(.32)	11.13	6.48	4,252.50		.50	2.24	84
(.32)	10.76	20.07	6,123.50		.50	1.26	28
(.53)	9.27	8.56	3,603.50		.50	1.30	57
(.18)	9.08	1.64	3,511.50		.50	1.55	77
(.13)	9.11	17.00	2,147	2.03	.50	1.13	31

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 105

Russell Investment Company
2050 Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2014	$1,000.00	$1,000.00
which for this Fund is from November 1, 2014 to April 30, 2015.	Ending Account Value
	April 30, 2015	$1,044.50	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2014	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,043.10	$1,023.55
	Expenses Paid During Period*	$1.27	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2015	$1,042.90	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.53	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

106 2050 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 9.6%
Russell Commodity Strategies Fund	81,830	553
Russell Global Infrastructure Fund	37,844	470
Russell Global Real Estate Securities Fund	11,865	467
		1,490
Domestic Equities - 41.8%
Russell U.S. Defensive Equity Fund	9,950	468
Russell U.S. Dynamic Equity Fund	67,647	779
Russell U.S. Small Cap Equity Fund	42,915	1,302
Select U.S. Equity Fund	368,083	3,983
		6,532
Fixed Income - 7.0%
Russell Strategic Bond Fund	99,130	1,096

International Equities - 41.6%
Russell Emerging Markets Fund	76,149	1,408
Russell Global Equity Fund	171,050	2,032
Select International Equity Fund	307,381	3,052
		6,492

Total Investments 100.0%
(identified cost $13,032)		15,610
Other Assets and Liabilities, Net
- 0.0%		2
Net Assets - 100.0%		15,612

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	9.6
Domestic Equities	41.8
Fixed Income	7.0
International Equities	41.6
Total Investments	100.0
Other Assets and Liabilities, Net	—*
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 107

Russell Investment Company
2050 Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$13,032
Investments, at fair value	15,610
Receivables:
Investments sold	28
Fund shares sold	34
Total assets	15,672
Liabilities
Payables:
Fund shares redeemed	58
Accrued fees to affiliates	2
Total liabilities	60
Net Assets	$15,612
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(2)
Accumulated net realized gain (loss)	235
Unrealized appreciation (depreciation) on investments	2,578
Shares of beneficial interest	23
Additional paid-in capital	12,778
Net Assets	$15,612

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$6.67
Class R1 — Net assets	$8,947,070
Class R1 — Shares outstanding ($.01 par value)	1,341,378
Net asset value per share: Class R4(#)	$6.69
Class R4 — Net assets	$2,345,905
Class R4 — Shares outstanding ($.01 par value)	350,725
Net asset value per share: Class R5(#)	$6.67
Class R5 — Net assets	$4,318,839
Class R5 — Shares outstanding ($.01 par value)	647,909
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

108 2050 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$228

Expenses
Distribution fees - Class R5	6
Shareholder servicing fees - Class R4	3
Shareholder servicing fees - Class R5	6
Total expenses	15
Net investment income (loss)	213

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	86
Capital gain distributions from Underlying Funds	262
Net realized gain (loss)	348
Net change in unrealized appreciation (depreciation) on investments	60
Net realized and unrealized gain (loss)	408
Net Increase (Decrease) in Net Assets from Operations	$621

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 109

Russell Investment Company
2050 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$213	$477
Net realized gain (loss)	348	4,584
Net change in unrealized appreciation (depreciation)	60	(3,804)
Net increase (decrease) in net assets from operations	621	1,257
Distributions
From net investment income
Class R1	(117)	(277)
Class R2	—	(81)
Class R3	—	(121)
Class R4	(33)	(—)**
Class R5	(65)	—
From net realized gain
Class R1	(2,251)	(96)
Class R2	—	(30)
Class R3	—	(50)
Class R4	(693)	—
Class R5	(1,524)	—
Net decrease in net assets from distributions	(4,683)	(655)

Share Transactions*
Net increase (decrease) in net assets from share transactions	4,439	(5,260)

Total Net Increase (Decrease) in Net Assets	377	(4,658)

Net Assets
Beginning of period	15,235	19,893
End of period	$15,612	$15,235
Undistributed (overdistributed) net investment income included in net assets	$(2)	$—

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

110 2050 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	446	$3,054	623	$5,840
Proceeds from reinvestment of distributions	367	2,368	40	373
Payments for shares redeemed	(264)	(2,029)	(1,037)	(9,732)
Net increase (decrease)	549	3,393	(374)	(3,519)
Class R2
Proceeds from shares sold	—	—	106	995
Proceeds from reinvestment of distributions	—	—	12	111
Payments for shares redeemed	—	—	(499)	(4,661)
Net increase (decrease)	—	—	(381)	(3,555)
Class R3
Proceeds from shares sold	—	—	213	1,993
Proceeds from reinvestment of distributions	—	—	18	171
Payments for shares redeemed	—	—	(845)	(7,839)
Net increase (decrease)	—	—	(614)	(5,675)
Class R4
Proceeds from shares sold	60	423	234	2,176
Proceeds from reinvestment of distributions	112	726	—	—
Payments for shares redeemed	(49)	(343)	(7)	(62)
Net increase (decrease)	123	806	227	2,114
Class R5
Proceeds from shares sold	167	1,208	603	5,586
Proceeds from reinvestment of distributions	246	1,589	—	—
Payments for shares redeemed	(345)	(2,557)	(22)	(211)
Net increase (decrease)	68	240	581	5,375
Total increase (decrease)	740	$4,439	(561)	$(5,260)

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 111

Russell Investment Company
2050 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2015*	9.52	.11	.21	.32	(.15)	(3.02)
October 31, 2014	9.20	.27	.37	.64	(.24)	(.08)
October 31, 2013	7.84	.15	1.43	1.58	(.15)	(.07)
October 31, 2012	9.19	.11	.48	.59	(.16)	(1.78)
October 31, 2011	9.22	.18	.04	.22	(.23)	(.02)
October 31, 2010	8.03	.14	1.24	1.38	(.17)	(.02)

Class R4(3)
April 30, 2015*	9.54	.10	.21	.31	(.14)	(3.02)
October 31, 2014	9.22	.23	.39	.62	(.22)	(.08)
October 31, 2013	7.85	.12	1.45	1.57	(.13)	(.07)
October 31, 2012	9.19	.12	.46	.58	(.14)	(1.78)
October 31, 2011	9.21	.25	(.07)	.18	(.18)	(.02)
October 31, 2010	8.02	.14	1.22	1.36	(.15)	(.02)

Class R5(4)
April 30, 2015*	9.51	.10	.22	.32	(.14)	(3.02)
October 31, 2014	9.20	.21	.38	.59	(.20)	(.08)
October 31, 2013	7.84	.10	1.44	1.54	(.11)	(.07)
October 31, 2012	9.18	.11	.44	.55	(.11)	(1.78)
October 31, 2011	9.21	.16	.01	.17	(.18)	(.02)
October 31, 2010	8.02	.10	1.24	1.34	(.13)	(.02)

See accompanying notes which are an integral part of the financial statements.

112 2050 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(3.17)	6.67	4.45	8,947	—	—	1.48	26
(.32)	9.52	7.12	7,542	—	—	2.89	84
(.22)	9.20	20.61	10,729	—	—	1.75	27
(1.94)	7.84	9.00	8,731	—	—	1.44	78
(.25)	9.19	2.28	5,861	—	—	1.92	72
(.19)	9.22	17.46	2,454.93		—	1.58	28

(3.16)	6.69	4.31	2,346.25		.25	1.44	26
(.30)	9.54	6.81	2,170.25		.25	2.45	84
(.20)	9.22	20.42	3,515.25		.25	1.44	27
(1.92)	7.85	8.82	2,658.25		.25	1.52	78
(.20)	9.19	1.96	2,408.25		.25	2.61	72
(.17)	9.21	17.20	15,616	1.21	.25	1.62	28

(3.16)	6.67	4.29	4,319.50		.50	1.41	26
(.28)	9.51	6.51	5,523.50		.50	2.20	84
(.18)	9.20	20.03	5,649.50		.50	1.17	27
(1.89)	7.84	8.50	3,482.50		.50	1.43	78
(.20)	9.18	1.78	4,877.50		.50	1.65	72
(.15)	9.21	16.94	3,693	1.45	.50	1.23	28

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 113

Russell Investment Company
2055 Strategy Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2014	$1,000.00	$1,000.00
which for this Fund is from November 1, 2014 to April 30, 2015.	Ending Account Value
	April 30, 2015	$1,044.90	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2014	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2015	$1,042.70	$1,023.55
	Expenses Paid During Period*	$1.27	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2015	$1,042.50	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.53	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

114 2055 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 9.6%
Russell Commodity Strategies Fund	19,254	130
Russell Global Infrastructure Fund	8,768	109
Russell Global Real Estate Securities Fund	2,764	109
		348
Domestic Equities - 41.9%
Russell U.S. Defensive Equity Fund	2,308	109
Russell U.S. Dynamic Equity Fund	15,727	181
Russell U.S. Small Cap Equity Fund	10,107	307
Select U.S. Equity Fund	85,363	923
		1,520
Fixed Income - 7.0%
Russell Strategic Bond Fund	23,082	255

International Equities - 41.5%
Russell Emerging Markets Fund	17,641	326
Russell Global Equity Fund	39,655	471
Select International Equity Fund	71,232	707
		1,504

Total Investments 100.0%
(identified cost $3,373)		3,627
Other Assets and Liabilities, Net
-(0.0%)		(—)
Net Assets - 100.0%		3,627

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	9.6
Domestic Equities	41.9
Fixed Income	7.0
International Equities	41.5
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 115

Russell Investment Company
2055 Strategy Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,373
Investments, at fair value	3,627
Receivables:
Fund shares sold	9
Total assets	3,636
Liabilities
Payables:
Investments purchased	8
Accrued fees to affiliates	1
Total liabilities	9
Net Assets	$3,627
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1)
Accumulated net realized gain (loss)	28
Unrealized appreciation (depreciation) on investments	254
Shares of beneficial interest	3
Additional paid-in capital	3,343
Net Assets	$3,627

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$11.65
Class R1 — Net assets	$1,128,533
Class R1 — Shares outstanding ($.01 par value)	96,892
Net asset value per share: Class R4(#)	$11.65
Class R4 — Net assets	$1,792,976
Class R4 — Shares outstanding ($.01 par value)	153,861
Net asset value per share: Class R5(#)	$11.64
Class R5 — Net assets	$705,277
Class R5 — Shares outstanding ($.01 par value)	60,594
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

116 2055 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$47

Expenses
Distribution fees - Class R5	1
Shareholder servicing fees - Class R4	2
Shareholder servicing fees - Class R5	1
Total expenses	4
Net investment income (loss)	43

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(12)
Capital gain distributions from Underlying Funds	53
Net realized gain (loss)	41
Net change in unrealized appreciation (depreciation) on investments	56
Net realized and unrealized gain (loss)	97
Net Increase (Decrease) in Net Assets from Operations	$140

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 117

Russell Investment Company
2055 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43	$60
Net realized gain (loss)	41	279
Net change in unrealized appreciation (depreciation)	56	(199)
Net increase (decrease) in net assets from operations	140	140
Distributions
From net investment income
Class R1	(11)	(18)
Class R2	—	(32)
Class R3	—	(10)
Class R4	(23)	(—)**
Class R5	(10)	—
From net realized gain
Class R1	(65)	(2)
Class R2	—	(4)
Class R3	—	(2)
Class R4	(153)	—
Class R5	(67)	—
Net decrease in net assets from distributions	(329)	(68)

Share Transactions*
Net increase (decrease) in net assets from share transactions	971	428

Total Net Increase (Decrease) in Net Assets	782	500

Net Assets
Beginning of period	2,845	2,345
End of period	$3,627	$2,845
Undistributed (overdistributed) net investment income included in net assets	$(1)	$—

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

118 2055 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)			2014
	Shares		Dollars	Shares	Dollars

Class R1
Proceeds from shares sold		77	$879	146	$1,767
Proceeds from reinvestment of distributions		6	76	2	20
Payments for shares redeemed		(33)	(374)	(155)	(1,855)
Net increase (decrease)		50	581	(7)	(68)
Class R2
Proceeds from shares sold		—	—	23	286
Proceeds from reinvestment of distributions		—	—	3	36
Payments for shares redeemed		—	—	(133)	(1,626)
Net increase (decrease)		—	—	(107)	(1,304)
Class R3
Proceeds from shares sold		—	—	28	347
Proceeds from reinvestment of distributions		—	—	1	12
Payments for shares redeemed		—	—	(63)	(766)
Net increase (decrease)		—	—	(34)	(407)
Class R4
Proceeds from shares sold		20	232	125	1,525
Proceeds from reinvestment of distributions		16	175	—	—**
Payments for shares redeemed		(6)	(67)	(1)	(11)
Net increase (decrease)		30	340	124	1,514
Class R5
Proceeds from shares sold		34	410	59	717
Proceeds from reinvestment of distributions		7	77	—	—
Payments for shares redeemed		(37)	(437)	(2)	(24)
Net increase (decrease)		4	50	57	693
Total increase (decrease)		84	$971	33	$428

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 119

Russell Investment Company
2055 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2015*	12.51	.15	.37	.52	(.20)	(1.18)
October 31, 2014	12.04	.34	.49	.83	(.32)	(.04)
October 31, 2013	10.27	.15	1.93	2.08	(.19)	(.12)
October 31, 2012	9.63	.16	.68	.84	(.18)	(.02)
October 31, 2011(1)	10.00	.06	(.37)	(.31)	(.06)	—

Class R4(3)
April 30, 2015*	12.52	.17	.32	.49	(.18)	(1.18)
October 31, 2014	12.03	.28	.54	.82	(.29)	(.04)
October 31, 2013	10.27	.16	1.88	2.04	(.16)	(.12)
October 31, 2012	9.63	.15	.66	.81	(.15)	(.02)
October 31, 2011(1)	10.00	.03	(.36)	(.33)	(.04)	—

Class R5(4)
April 30, 2015*	12.50	.14	.35	.49	(.17)	(1.18)
October 31, 2014	12.03	.22	.56	.78	(.27)	(.04)
October 31, 2013	10.27	.12	1.90	2.02	(.14)	(.12)
October 31, 2012	9.63	.11	.68	.79	(.13)	(.02)
October 31, 2011(1)	10.00	.02	(.37)	(.35)	(.02)	—

See accompanying notes which are an integral part of the financial statements.

120 2055 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(1.38)	11.65	4.49	1,129	—	—	1.28	19
(.36)	12.51	7.01	579	—	—	2.81	132
(.31)	12.04	20.74	648	—	—	1.31	27
(.20)	10.27	8.92	171	—	—	1.66	23
(.06)	9.63	(3.09)	97	—	—	.63	47

(1.36)	11.65	4.27	1,793.25		.25	1.44	19
(.33)	12.52	6.93	1,554.25		.25	2.26	132
(.28)	12.03	20.35	1,290.25		.25	1.43	27
(.17)	10.27	8.64	957.25		.25	1.48	23
(.04)	9.63	(3.31)	793.25		.25	.28	47

(1.35)	11.64	4.25	705.50		.50	1.17	19
(.31)	12.50	6.55	712.50		.50	1.80	132
(.26)	12.03	20.09	407.50		.50	1.04	27
(.15)	10.27	8.41	233.50		.50	1.08	23
(.02)	9.63	(3.49)	106.50		.50	.21	47

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 121

Russell Investment Company
In Retirement Fund

Shareholder Expense Example — April 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.

The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class A	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2014	$1,000.00	$1,000.00
which for this Fund is from November 1, 2014 to April 30, 2015.	Ending Account Value
	April 30, 2015	$1,024.80	$1,023.55
Actual Expenses	Expenses Paid During Period*	$1.26	$1.25
The information in the table under the heading “Actual
Performance” provides information about actual account values	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
and actual expenses. You may use the information in this column,	account value over the period, multiplied by 181/365 (to reflect the one-half
together with the amount you invested, to estimate the expenses	year period).
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000			Hypothetical
Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class R1	Performance	expenses)
the expenses you paid on your account during this period.	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2015	$1,025.30	$1,024.79
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$—	$—
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* There were no expenses charged to the Class.
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R4	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2014	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2015	$1,024.10	$1,023.55
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$1.25	$1.25
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

122 In Retirement Fund

Russell Investment Company
In Retirement Fund

Shareholder Expense Example, continued — April 30, 2015 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2014	$1,000.00	$1,000.00
Ending Account Value
April 30, 2015	$1,023.70	$1,022.32
Expenses Paid During Period*	$2.51	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

In Retirement Fund 123

Russell Investment Company
In Retirement Fund

Schedule of Investments — April 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 6.1%
Russell Commodity Strategies Fund	154,812	1,047
Russell Global Infrastructure Fund	76,481	950
Russell Global Real Estate Securities Fund	24,152	949
		2,946
Domestic Equities - 14.6%
Russell U.S. Defensive Equity Fund	25,186	1,186
Russell U.S. Dynamic Equity Fund	49,411	569
Russell U.S. Small Cap Equity Fund	27,818	844
Select U.S. Equity Fund	409,401	4,430
		7,029
Fixed Income - 67.4%
Russell Global Opportunistic Credit Fund	217,228	2,088
Russell Investment Grade Bond Fund	354,752	7,953
Russell Short Duration Bond Fund	288,599	5,544
Russell Strategic Bond Fund	1,526,818	16,871
		32,456
International Equities - 11.9%
Russell Emerging Markets Fund	50,846	940
Russell Global Equity Fund	131,871	1,567
Select International Equity Fund	327,724	3,254
		5,761

Total Investments 100.0%
(identified cost $42,241)		48,192
Other Assets and Liabilities, Net
-(0.0%)		(7)
Net Assets - 100.0%		48,185

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	6.1
Domestic Equities	14.6
Fixed Income	67.4
International Equities	11.9
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

124 In Retirement Fund

Russell Investment Company
In Retirement Fund

Statement of Assets and Liabilities — April 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$42,241
Investments, at fair value	48,192
Receivables:
Investments sold	585
Fund shares sold	47
Total assets	48,824
Liabilities
Payables:
Fund shares redeemed	632
Accrued fees to affiliates	7
Total liabilities	639
Net Assets	$48,185
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(6)
Accumulated net realized gain (loss)	656
Unrealized appreciation (depreciation) on investments	5,951
Shares of beneficial interest	62
Additional paid-in capital	41,522
Net Assets	$48,185

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$7.94
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$8.42
Class A — Net assets	$482,601
Class A — Shares outstanding ($.01 par value)	60,799
Net asset value per share: Class R1(#)	$7.77
Class R1 — Net assets	$26,223,327
Class R1 — Shares outstanding ($.01 par value)	3,373,448
Net asset value per share: Class R4(#)	$7.78
Class R4 — Net assets	$10,344,990
Class R4 — Shares outstanding ($.01 par value)	1,329,778
Net asset value per share: Class R5(#)	$7.76
Class R5 — Net assets	$11,134,040
Class R5 — Shares outstanding ($.01 par value)	1,434,861
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 125

Russell Investment Company
In Retirement Fund

Statement of Operations — For the Period Ended April 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$544

Expenses
Distribution fees - Class A	—**
Distribution fees - Class R5	12
Shareholder servicing fees - Class R4	9
Shareholder servicing fees - Class R5	12
Total expenses	33
Net investment income (loss)	511

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	744
Capital gain distributions from Underlying Funds	255
Net realized gain (loss)	999
Net change in unrealized appreciation (depreciation) on investments	(674)
Net realized and unrealized gain (loss)	325
Net Increase (Decrease) in Net Assets from Operations	$836

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

126 In Retirement Fund

Russell Investment Company
In Retirement Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$511	$763
Net realized gain (loss)	999	7,856
Net change in unrealized appreciation (depreciation)	(674)	(6,489)
Net increase (decrease) in net assets from operations	836	2,130
Distributions
From net investment income
Class A	(8)	(8)
Class R1	(274)	(486)
Class R2	—	(91)
Class R3	—	(179)
Class R4	(106)	(17)
Class R5	(130)	(24)
From net realized gain
Class A	(132)	(21)
Class R1	(3,510)	(1,259)
Class R2	—	(273)
Class R3	—	(729)
Class R4	(1,475)	—
Class R5	(2,175)	—
Net decrease in net assets from distributions	(7,810)	(3,087)

Share Transactions*
Net increase (decrease) in net assets from share transactions	24,018	(24,603)

Total Net Increase (Decrease) in Net Assets	17,044	(25,560)

Net Assets
Beginning of period	31,141	56,701
End of period	$48,185	$31,141
Undistributed (overdistributed) net investment income included in net assets	$(6)	$1

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 127

Russell Investment Company
In Retirement Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2015 and October 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$—	—	$—
Proceeds from reinvestment of distributions	18	140	3	29
Payments for shares redeemed	(2)	(15)	(3)	(29)
Net increase (decrease)	16	125	—	—
Class R1
Proceeds from shares sold	984	7,615	494	5,253
Shares issued in connection with acquisition	1,111	8,590	—	—
Proceeds from reinvestment of distributions	491	3,755	167	1,739
Payments for shares redeemed	(602)	(5,332)	(1,973)	(21,007)
Net increase (decrease)	1,984	14,628	(1,312)	(14,015)
Class R2
Proceeds from shares sold	—	—	261	2,766
Proceeds from reinvestment of distributions	—	—	35	364
Payments for shares redeemed	—	—	(1,013)	(10,830)
Net increase (decrease)	—	—	(717)	(7,700)
Class R3
Proceeds from shares sold	—	—	212	2,253
Proceeds from reinvestment of distributions	—	—	87	907
Payments for shares redeemed	—	—	(2,041)	(21,663)
Net increase (decrease)	—	—	(1,742)	(18,503)
Class R4
Proceeds from shares sold	43	345	555	5,898
Shares issued in connection with acquisition	793	6,137	—	—
Proceeds from reinvestment of distributions	207	1,581	1	17
Payments for shares redeemed	(254)	(2,113)	(15)	(162)
Net increase (decrease)	789	5,950	541	5,753
Class R5
Proceeds from shares sold	406	3,171	961	10,191
Shares issued in connection with acquisition	455	3,513	—	—
Proceeds from reinvestment of distributions	302	2,305	2	24
Payments for shares redeemed	(658)	(5,674)	(33)	(353)
Net increase (decrease)	505	3,315	930	9,862
Total increase (decrease)	3,294	$24,018	(2,300)	$(24,603)

See accompanying notes which are an integral part of the financial statements.

128 In Retirement Fund

(This page intentionally left blank)

Russell Investment Company
In Retirement Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2015*	10.88	.15	.06	.21	(.18)	(2.97)
October 31, 2014	11.05	.17	.33	.50	(.19)	(.48)
October 31, 2013	10.74	.36	.29	.65	(.29)	(.05)
October 31, 2012	10.10	.25	.55	.80	(.12)	(.04)
October 31, 2011(2)	10.25	.14	(.15)	(.01)	(.14)	—

Class R1
April 30, 2015*	10.72	.12	.09	.21	(.19)	(2.97)
October 31, 2014	10.90	.21	.31	.52	(.22)	(.48)
October 31, 2013	10.60	.33	.34	.67	(.32)	(.05)
October 31, 2012	10.10	.27	.55	.82	(.28)	(.04)
October 31, 2011	10.28	.24	.07	.31	(.45)	(.04)
October 31, 2010	9.27	.27	1.04	1.31	(.30)	—

Class R4(3)
April 30, 2015*	10.73	.11	.09	.20	(.18)	(2.97)
October 31, 2014	10.90	.17	.33	.50	(.19)	(.48)
October 31, 2013	10.60	.32	.32	.64	(.29)	(.05)
October 31, 2012	10.10	.27	.52	.79	(.25)	(.04)
October 31, 2011	10.28	.27	.01	.28	(.42)	(.04)
October 31, 2010	9.27	.28	1.01	1.29	(.28)	—

Class R5(4)
April 30, 2015*	10.70	.12	.07	.19	(.16)	(2.97)
October 31, 2014	10.88	.16	.30	.46	(.16)	(.48)
October 31, 2013	10.58	.27	.34	.61	(.26)	(.05)
October 31, 2012	10.08	.24	.53	.77	(.23)	(.04)
October 31, 2011	10.27	.19	.07	.26	(.41)	(.04)
October 31, 2010	9.26	.23	1.04	1.27	(.26)	—

See accompanying notes which are an integral part of the financial statements.

130 In Retirement Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(3.15)	7.94	2.48	483.25		.25	1.70	32
(.67)	10.88	4.75	486.25		.25	1.60	34
(.34)	11.05	6.15	493.25		.25	3.30	19
(.16)	10.74	8.01	1,035.25		.25	2.43	20
(.14)	10.10	(.06)	1,012.25		.25	1.40	43

(3.16)	7.77	2.53	26,223	—	—	1.43	32
(.70)	10.72	5.00	14,897	—	—	1.95	34
(.37)	10.90	6.48	29,451	—	—	3.10	19
(.32)	10.60	8.32	36,665	—	—	2.66	20
(.49)	10.10	3.10	36,059	—	—	2.35	43
(.30)	10.28	14.43	736	2.13	—	2.80	52

(3.15)	7.78	2.41	10,345.25		.25	1.38	32
(.67)	10.73	4.81	5,804.25		.25	1.56	34
(.34)	10.90	6.16	7,818.25		.25	2.95	19
(.29)	10.60	8.05	10,996.25		.25	2.59	20
(.46)	10.10	2.84	17,288.25		.25	2.60	43
(.28)	10.28	14.16	3,809	2.47	.25	2.86	52

(3.13)	7.76	2.37	11,134.50		.50	1.38	32
(.64)	10.70	4.43	9,954.50		.50	1.47	34
(.31)	10.88	5.90	18,939.50		.50	2.57	19
(.27)	10.58	7.78	23,337.50		.50	2.35	20
(.45)	10.08	2.55	36,445.50		.50	1.90	43
(.26)	10.27	13.88	1,426	2.71	.50	2.39	52

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 131

Russell Investment Company
LifePoints® Funds

Notes to Financial Highlights — April 30, 2015 (Unaudited)

(*) For the period ended April 30, 2015 (Unaudited)
(1) For the period January 1, 2011 (commencement of operations) to October 31, 2011.
(2) For the period February 28, 2011 (commencement of operations) to October 31, 2011.
(3) As of October 1, 2014, Class R2 shares were reclassified as Class R4 shares and all shareholders were issued of Class R4. Class R2 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R2 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R2 shares.
(4) As of October 1, 2014, Class R3 shares were reclassified as Class R5 shares and all shareholders were issued of Class R5. Class R3 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R3 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R3 shares.
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and/or Russell Fund Services Company
(“RFSC”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h) Less than $.01 per share.

132 Notes to Financial Highlights

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements — April 30, 2015 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 14 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second
Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds
Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. As of April 30, 2015, each Fund invested only in the Underlying Funds.
The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds. As of April 30, 2015, the equity Underlying Funds in which the Funds may invest include the
Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Select U.S.
Equity, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets Funds and Select International
Equity. As of April 30, 2015, the fixed income Underlying Funds in which the Funds may invest include the Russell Global
Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds. As of April
30, 2015, the alternative Underlying Funds in which the Funds may invest include the Russell Commodity Strategies, Russell
Global Infrastructure, Russell Global Real Estate Securities and Russell Multi-Strategy Alternative Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally, and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current
Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Target Portfolio Funds’ target strategic asset allocations to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds as of March 1, 2015.

		Asset Allocation Targets as of March 1, 2015*
	Conservative	Moderate	Balanced	Growth	Equity Growth
Underlying Funds	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds**	10%	7%	10%	13%	13%
Equity Underlying Funds	18%	34%	55%	71%	79%
Fixed Income Underlying Funds	72%	59%	35%	16%	8%

* Prospectus dated March 1, 2015. Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the
Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds. The equity Underlying Funds in which the Funds may invest include the
Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Select U.S. Equity ,Russell Global

Notes to Financial Statements 133

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Equity, Russell Emerging Markets Funds and Select International Equity. The fixed income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell
Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the Russell Commodity
Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds, . The 2020 Strategy, 2025 Strategy, 2030
Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy
Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed.
The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. RIMCo may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIMCo’s allocation decisions are generally based on strategic capital markets research including factors such as RIMCo’s outlook for the economy, financial markets generally, and/or relative market valuation of the asset classes represented by each
Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current
Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Target Date Funds’ approximate expected allocations to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds effective on or about March 1, 2015.

	Asset Allocation Targets as of March 1, 2015*
	2020	2025	2030	2035
Underlying Funds	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds**	6.9%	7.5%	8.4%	9.3%
Equity Underlying Funds	36.9%	47.0%	59.1%	73.3%
Fixed Income Underlying Funds	56.2%	45.5%	32.5%	17.4%
		Asset Allocation Targets as of March 1, 2015*
	2040	2045	2050	2055	In Retirement
Underlying Funds	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Alternative Underlying Funds**	10.5%	10.5%	10.5%	10.5%	6.6%
Equity Underlying Funds	82.5%	82.5%	82.5%	82.5%	27.1%
Fixed Income Underlying Funds	7.0%	7.0%	7.0%	7.0%	66.3%

* Prospectus dated March 1, 2015. Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each
Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk
134 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

(e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company ("RFSC"), acting at the discretion of the Board, that are used in determining the fair value of investments.

All the Funds' investments for the period ended April 30, 2015, were valued using Level 1 inputs.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value
("NAV") stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular
Underlying Fund.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code
(the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At April 30, 2015, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2011 through October 31, 2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional

Notes to Financial Statements 135

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class R1, Class
R4, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains
(losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended April 30, 2015, purchases and sales of the Underlying Funds were as follows:

136 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

	Purchases	Sales
Conservative Strategy Fund	$25,889,795	$48,934,404
Moderate Strategy Fund	213,289,282	243,542,910
Balanced Strategy Fund	1,097,516,679	1,187,530,540
Growth Strategy Fund	787,651,209	857,914,253
Equity Growth Strategy Fund	387,952,282	408,950,681
2020 Strategy Fund	21,146,081	39,285,993
2025 Strategy Fund	15,121,557	12,221,832
2030 Strategy Fund	28,279,716	39,410,403
2035 Strategy Fund	10,059,594	8,086,685
2040 Strategy Fund	14,496,955	27,132,688
2045 Strategy Fund	3,879,872	2,350,403
2050 Strategy Fund	4,063,139	3,832,497
2055 Strategy Fund	1,354,547	614,265
In Retirement Fund	26,805,621	11,915,763

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIMCo advises the Funds and RFSC is the Funds’ administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company ("FRC") (which is an indirect subsidiary of
London Stock Exchange Group plc). FRC provides ongoing money manager research to RIC and RIMCo.

Target Portfolio Funds
With respect to the Target Portfolio Funds, the advisory fee of 0.20% and administrative fee of up to 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30, 2015:

	Advisory	Administrative
Conservative Strategy Fund	$506,065	$107,539
Moderate Strategy Fund	816,259	173,456
Balanced Strategy Fund	3,439,048	730,798
Growth Strategy Fund	2,184,143	464,130
Equity Growth Strategy Fund	894,295	190,038

RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of this fee paid by the Funds for the period ended April 30, 2015:

Amount
Conservative Strategy Fund	$506,065
Moderate Strategy Fund	816,259
Balanced Strategy Fund	3,439,048
Growth Strategy Fund	2,184,143
Equity Growth Strategy Fund	894,295

Target Date Funds
For the 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy and
In Retirement Funds, effective October 1, 2010, RIMCo agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne directly by the Funds.

Notes to Financial Statements 137

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Waivers and Reimbursements

Target Portfolio Funds

Until February 29, 2016, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees,
Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

For the Conservative Strategy Fund, RFSC has contractually agreed, until February 29, 2016, to waive 0.15% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Conservative Strategy Fund, RFSC has contractually agreed, until February 29, 2016, to waive 0.02% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Moderate Strategy Fund, RFSC has contractually agreed, until February 29, 2016, to waive 0.08% of its transfer agency fees for Class A, C, R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RFSC has contractually agreed, until February 29, 2016, to waive 0.06% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RFSC has contractually agreed, until February 29, 2016, to waive 0.13% of its transfer agency fees for Class A and C Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RFSC has contractually agreed, until February 29, 2016, to waive 0.05% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Equity Growth Strategy Fund, RFSC has contractually agreed, until February 29, 2016, to waive 0.08% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

As of April 30, 2015, RIMCo and RFSC waived the following expenses:

	RIMCo Waiver	RFSC Waiver	Total
Conservative Strategy Fund	$458,450	$102,316	$560,766
Moderate Strategy Fund	677,883	192,617	870,500
Balanced Strategy Fund	2,545,691	1,024,434	3,570,125
Growth Strategy Fund	1,679,813	328,949	2,008,762
Equity Growth Strategy Fund	734,713	143,934	878,647

Distributor and Shareholder Servicing
Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, is the distributor for the Investment
Company, pursuant to a distribution agreement with the Investment Company.

The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.

Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a
Fund’s Class R4 and Class R5 Shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’
clients who beneficially own Class C, Class E, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments

138 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class E, Class R4 and Class R5 Shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R4 and Class R5 Shares of the Funds may not
exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2015, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Moderate Strategy Fund	$11,104
Balanced Strategy Fund	11,885
Growth Strategy Fund	313
Equity Growth Strategy Fund	44

For the period ended April 30, 2015, the sales commissions paid to the selling agents for the sale of Class A Shares were as follows:

	Aggregate	Class A Front-End
	Front -End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Conservative Strategy Fund	$93,383	$16,466
Moderate Strategy Fund	191,309	35,627
Balanced Strategy Fund	1,051,174	180,176
Growth Strategy Fund	955,596	157,300
Equity Growth Strategy Fund	277,486	47,262
2030 Strategy Fund	154	20
2040 Strategy Fund	91	15

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended April 30, 2015, were as follows:

	Conservative Moderate Strategy Balanced Strategy Growth Strategy			Equity Growth
	Strategy Fund	Fund	Fund	Fund	Strategy Fund
Advisory fees	$7,618	$21,356	$139,630	$81,235	$31,872
Administration fees	17,541	28,198	119,761	75,986	31,611
Distribution fees	156,594	235,566	990,803	623,962	252,314
Shareholder servicing fees	57,132	83,135	325,399	205,313	88,808
Transfer agent fees	67,473	92,358	297,797	344,370	140,448
Trustee fees	2,035	3,323	13,165	7,961	3,761
	$308,393	$463,936	$1,886,555	$1,338,827	$548,814

	2020 Strategy 2025 Strategy 2030 Strategy 2035 Strategy			2040 Strategy
	Fund	Fund	Fund	Fund	Fund
Distribution fees	$5,013	$2,080	$5,583	$1,729	$3,982
Shareholder servicing fees	7,848	3,658	8,598	3,385	5,653
	$12,861	$5,738	$14,181	$5,114	$9,635

	2045 Strategy 2050 Strategy 2055 Strategy
	Fund	Fund	Fund In Retirement Fund
Distribution fees	$796	$882	$146	$2,379
Shareholder servicing fees	1,630	1,359	510	4,468
	$2,426	$2,241	$656	$6,847

Notes to Financial Statements 139

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

Board of Trustees
The Russell Fund Complex consists of RIC, which has 38 funds, Russell Investment Funds ("RIF"), which has 9 funds, and
Russell Exchange Traded Funds Trust (“RET”), which has no funds. Each of the Trustees is a Trustee of RIC, RIF and RET. During
the period, the Funds paid each of their independent Trustees a retainer of $96,000 per year; each of their interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and
Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the
Board attended in person. Each Trustee receives $1,000 for attendance of telephonic board meetings, except for telephonic board meetings called pursuant to RIC, RIF and RET’s Security Valuation and Pricing Procedures; and $500 for attendance of telephonic
Committee meetings. As of January 1, 2015, each independent Trustee will be paid a retainer of $102,000 per year and $200 per hour for time spent for formal deposition preparation and in depositions related to the McClure litigation (see note 7). The Audit
Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance
Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $85,000.
Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex.

Transactions with Affiliated Companies (amounts in thousands)
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended April 30, 2015 with Underlying
Funds which are, or were, an affiliated company are as follows:

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
Conservative Strategy Fund
Russell Commodity Strategies Fund	$7,667	$1,134	$336	$(74)	$—	$—
Russell Global Infrastructure Fund	18,781	1,789	2,211	58	682	769
Russell Global Real Estate Securities Fund	6,197	678	778	209	160	317
Russell Multi-Strategy Alternative Fund	10,076	552	841	(8)	306	—
Russell U.S. Core Equity Fund	12,425	2,278	1,520	422	381	1,523
Russell U.S. Defensive Equity Fund	17,378	637	2,203	222	142	—
Russell U.S. Dynamic Equity Fund	9,907	1,808	1,770	(58)	621	899
Russell U.S. Small Cap Equity Fund	9,761	1,084	1,833	(12)	122	631
Russell Global Opportunistic Credit Fund	20,110	1,141	1,492	(56)	676	120
Russell Investment Grade Bond Fund	65,039	2,283	5,729	152	1,212	471
Russell Short Duration Bond Fund	130,564	3,261	9,254	(73)	1,579	374
Russell Strategic Bond Fund	145,119	5,828	12,529	269	3,331	1,107
Russell Emerging Markets Fund	9,980	905	1,576	(134)	197	123
Russell Global Equity Fund	19,908	1,585	2,698	574	592	745
Russell International Developed Markets Fund	17,457	927	2,490	183	356	—
	$500,369	$25,890	$47,260	$1,674	$10,357	$7,079
Moderate Strategy Fund
Russell Commodity Strategies Fund	$16,439	$2,335	$2,216	$(458)	$—	$—
Russell Global Infrastructure Fund	24,403	3,199	15,807	1,406	1,374	1,578
Russell Global Real Estate Securities Fund	7,891	1,232	4,733	5,505	345	815
Russell Multi-Strategy Alternative Fund	—	846	26,126	(546)	741	—
Russell U.S. Core Equity Fund	—	6,074	25,471	20,215	908	4,917
Russell U.S. Defensive Equity Fund	31,989	501	4,427	3,732	281	—
Russell U.S. Dynamic Equity Fund	23,934	7,058	2,799	(65)	1,257	1,813
Russell U.S. Small Cap Equity Fund	31,266	2,586	5,141	(17)	392	2,028
Select U.S. Equity Fund	47,655	49,363	1,049	(8)	83	—
Russell Global Opportunistic Credit Fund	81,007	51,117	2,889	(119)	1,460	194
Russell Investment Grade Bond Fund	128,207	4,075	26,269	834	2,664	1,050
Russell Strategic Bond Fund	280,580	26,708	21,407	290	6,149	2,029
Russell Emerging Markets Fund	32,467	2,846	3,411	(300)	634	396
Russell Global Equity Fund	48,238	3,613	5,874	1,420	1,435	1,807
Russell International Developed Markets Fund	—	2,453	42,934	19,171	1,148	—
Select International Equity Fund	48,602	49,283	1,905	25	—	—

140 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
	$802,678	$213,289	$192,458	$51,085	$18,871	$16,627
Balanced Strategy Fund
Russell Commodity Strategies Fund	$104,673	$48,856	$1,625	$(259)	$—	$—
Russell Global Infrastructure Fund	137,741	11,874	28,157	482	5,563	6,311
Russell Global Real Estate Securities Fund	33,450	3,755	12,413	11,243	1,166	2,587
Russell U.S. Core Equity Fund	—	39,556	218,993	88,016	6,167	33,389
Russell Multi-Strategy Alternative Fund	—	3,121	108,830	(2,343)	3,121	—
Russell U.S. Defensive Equity Fund	238,003	8,026	19,384	2,130	1,904	—
Russell U.S. Small Cap Equity Fund	199,263	18,388	70,078	(51)	2,918	15,104
Russell U.S. Dynamic Equity Fund	237,419	36,645	31,959	(961)	14,900	21,551
Select U.S. Equity Fund	305,274	314,090	4,596	(30)	529	—
Russell Global Opportunistic Credit Fund	309,714	181,014	8,809	(486)	5,894	815
Russell Strategic Bond Fund	951,547	44,060	73,377	1,037	21,859	7,261
Russell Emerging Markets Fund	206,070	8,356	42,589	(4,056)	4,482	2,802
Russell International Developed Markets Fund	—	8,018	405,656	5,338	7,790	—
Russell Global Equity Fund	341,333	23,303	42,385	4,381	10,153	12,788
Select International Equity Fund	343,072	348,455	14,021	218	—	—
	$3,407,559	$1,097,517	$1,082,872	$104,659	$86,446	$102,608
Growth Strategy Fund
Russell Commodity Strategies Fund	$88,536	$19,598	$1,064	$(81)	$—	$—
Russell Global Infrastructure Fund	109,837	9,330	19,867	762	4,349	4,932
Russell Global Real Estate Securities Fund	63,632	20,856	6,098	1,640	1,383	2,475
Russell Multi-Strategy Alternative Fund	—	2,657	92,523	(2,023)	2,651	—
Russell U.S. Defensive Equity Fund	172,490	16,399	14,655	1,915	1,336	—
Russell U.S. Core Equity Fund	—	28,421	158,757	62,498	4,431	23,989
Russell U.S. Dynamic Equity Fund	172,505	26,706	22,201	1,759	10,875	15,731
Russell U.S. Small Cap Equity Fund	189,870	14,846	30,707	1,381	2,397	12,405
Select U.S. Equity Fund	257,277	265,144	4,300	(36)	447	—
Russell Global Opportunistic Credit Fund	109,294	5,027	26,862	(994)	4,200	778
Russell Strategic Bond Fund	257,887	55,093	19,287	632	5,067	1,646
Russell Emerging Markets Fund	197,290	11,776	11,510	530	3,726	2,329
Russell Global Equity Fund	260,704	19,107	48,060	13,969	8,428	10,616
Russell International Developed Markets Fund	—	5,938	305,608	4,819	5,878	—
Select International Equity Fund	284,381	286,753	9,532	112	—	—
	$2,163,703	$787,651	$771,031	$86,883	$55,168	$74,901
Equity Growth Strategy Fund
Russell Commodity Strategies Fund	$36,657	$18,321	$1,284	$(10)	$—	$—
Russell Global Infrastructure Fund	45,443	4,817	8,660	398	1,784	2,022
Russell Global Real Estate Securities Fund	26,342	11,620	2,755	830	531	899
Russell U.S. Core Equity Fund	—	12,942	72,207	28,419	2,011	10,888
Russell Multi-Strategy Alternative Fund	—	1,443	47,333	(1,112)	1,354	—
Russell U.S. Defensive Equity Fund	80,647	24,381	6,937	2,104	562	—
Russell U.S. Dynamic Equity Fund	80,539	17,731	23,277	1,139	5,547	8,035
Russell U.S. Small Cap Equity Fund	96,114	18,631	15,975	757	1,089	5,636
Select U.S. Equity Fund	98,021	103,549	4,218	(2)	172	—
Russell Global Opportunistic Credit Fund	81,514	15,437	4,720	(157)	2,445	423
Russell Emerging Markets Fund	99,859	17,019	8,662	317	1,730	1,082
Russell Global Equity Fund	135,174	20,323	15,203	4,111	3,710	4,673
Russell International Developed Markets Fund	—	2,978	172,698	(15,749)	2,967	—
Select International Equity Fund	117,776	118,760	3,945	32	—	—
	$898,086	$387,952	$387,874	$21,077	$23,902	$33,658
2020 Strategy Fund
Russell Commodity Strategies Fund	$2,214	$1,226	$796	$(86)	$—	$—
Russell Global Infrastructure Fund	1,926	476	838	(43)	74	84
Russell Global Real Estate Securities Fund	1,925	453	611	185	51	102
Russell U.S. Defensive Equity Fund	2,474	416	615	371	21	—
Russell U.S. Dynamic Equity Fund	1,695	576	807	82	117	169
				Notes to Financial Statements 141

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
Russell U.S. Small Cap Equity Fund	2,733	683	1,010	404	37	193
Select U.S. Equity Fund	11,736	2,058	5,606	250	76	4
Russell Global Opportunistic Credit Fund	4,044	1,893	1,381	(84)	139	25
Russell Investment Grade Bond Fund	13,430	2,414	4,453	85	254	97
Russell Short Duration Bond Fund	6,258	1,883	1,887	(15)	72	16
Russell Strategic Bond Fund	31,338	5,831	9,980	594	730	239
Russell Emerging Markets Fund	2,860	687	1,513	(93)	66	41
Russell Global Equity Fund	4,804	1,062	2,854	1,066	158	199
Select International Equity Fund	8,838	1,488	4,509	(290)	68	—
	$96,275	$21,146	$36,860	$2,426	$1,863	$1,169
2025 Strategy Fund
Russell Commodity Strategies Fund	$943	$587	$226	$(38)	$—	$—
Russell Global Infrastructure Fund	817	314	246	(19)	28	31
Russell Global Real Estate Securities Fund	796	664	603	—	19	37
Russell U.S. Defensive Equity Fund	993	315	246	27	7	—
Russell U.S. Dynamic Equity Fund	901	407	322	2	55	79
Russell U.S. Small Cap Equity Fund	1,489	591	586	1	18	94
Select U.S. Equity Fund	5,569	1,771	1,905	31	33	1
Russell Global Opportunistic Credit Fund	1,509	923	414	(29)	46	8
Russell Investment Grade Bond Fund	4,591	1,879	1,345	(2)	76	29
Russell Short Duration Bond Fund	466	555	89	—	3	—
Russell Strategic Bond Fund	10,710	4,434	3,129	(7)	219	71
Russell Emerging Markets Fund	1,553	548	560	(64)	31	19
Russell Global Equity Fund	2,458	833	1,074	200	70	89
Select International Equity Fund	4,396	1,301	1,494	(119)	29	—
	$37,191	$15,122	$12,239	$(17)	$634	$458
2030 Strategy Fund
Russell Commodity Strategies Fund	$3,099	$1,949	$853	$(124)	$—	$—
Russell Global Infrastructure Fund	2,535	615	873	(48)	93	105
Russell Global Real Estate Securities Fund	2,535	538	579	199	64	127
Russell U.S. Defensive Equity Fund	3,211	513	612	341	26	—
Russell U.S. Dynamic Equity Fund	3,718	1,216	1,344	122	237	343
Russell U.S. Small Cap Equity Fund	6,383	1,627	2,221	311	80	416
Select U.S. Equity Fund	20,730	3,543	7,607	294	127	6
Russell Global Opportunistic Credit Fund	3,944	2,237	1,131	(69)	123	22
Russell Investment Grade Bond Fund	6,760	2,977	1,732	7	96	35
Russell Strategic Bond Fund	27,042	6,913	7,699	156	575	187
Russell Emerging Markets Fund	6,535	1,404	2,616	(269)	139	87
Russell Global Equity Fund	9,802	2,109	4,389	1,081	295	372
Select International Equity Fund	16,338	2,639	6,171	(418)	115	—
	$112,632	$28,280	$37,827	$1,583	$1,970	$1,700
2035 Strategy Fund
Russell Commodity Strategies Fund	$937	$618	$237	$(43)	$—	$—
Russell Global Infrastructure Fund	778	250	207	(14)	27	30
Russell Global Real Estate Securities Fund	764	250	201	9	18	37
Russell U.S. Defensive Equity Fund	868	224	156	26	7	—
Russell U.S. Dynamic Equity Fund	1,242	478	360	4	74	107
Russell U.S. Small Cap Equity Fund	2,112	675	630	—	25	128
Select U.S. Equity Fund	6,507	1,657	1,859	40	38	2
Russell Global Opportunistic Credit Fund	697	623	148	(10)	17	3
Russell Strategic Bond Fund	4,650	2,451	1,099	(3)	79	24
Russell Emerging Markets Fund	2,265	765	785	(93)	44	28
Russell Global Equity Fund	3,084	863	1,121	105	87	109
Select International Equity Fund	5,143	1,206	1,363	(100)	34	—
	$29,047	$10,060	$8,166	$(79)	$450	$468
2040 Strategy Fund

142 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
Russell Commodity Strategies Fund	$3,191	$1,826	$937	$(149)	$—	$—
Russell Global Infrastructure Fund	2,711	523	790	(46)	102	115
Russell Global Real Estate Securities Fund	2,697	547	629	194	69	138
Russell U.S. Defensive Equity Fund	2,697	309	413	327	22	—
Russell U.S. Dynamic Equity Fund	4,488	1,178	1,263	119	286	415
Russell U.S. Small Cap Equity Fund	7,492	1,486	2,434	32	95	491
Select U.S. Equity Fund	22,926	2,591	6,869	309	142	7
Russell Strategic Bond Fund	6,340	1,263	1,871	62	145	48
Russell Emerging Markets Fund	8,109	1,558	2,771	(293)	171	107
Russell Global Equity Fund	11,707	1,711	3,323	581	358	450
Select International Equity Fund	17,602	1,505	5,039	(342)	125	—
	$89,960	$14,497	$26,339	$794	$1,515	$1,771
2045 Strategy Fund
Russell Commodity Strategies Fund	$553	$332	$78	$(15)	$—	$—
Russell Global Infrastructure Fund	465	135	69	(5)	15	17
Russell Global Real Estate Securities Fund	458	136	74	(1)	10	20
Russell U.S. Defensive Equity Fund	459	98	56	1	3	—
Russell U.S. Dynamic Equity Fund	764	248	112	1	43	60
Russell U.S. Small Cap Equity Fund	1,282	380	243	—	14	71
Select U.S. Equity Fund	3,908	795	589	6	21	1
Russell Strategic Bond Fund	1,077	341	192	(1)	22	7
Russell Emerging Markets Fund	1,393	381	248	(28)	25	16
Russell Global Equity Fund	1,997	452	335	(1)	52	65
Select International Equity Fund	3,012	582	425	(28)	18	—
	$15,368	$3,880	$2,421	$(71)	$223	$257
2050 Strategy Fund
Russell Commodity Strategies Fund	$553	$348	$141	$(21)	$—	$—
Russell Global Infrastructure Fund	470	136	114	(6)	15	17
Russell Global Real Estate Securities Fund	467	136	86	24	11	21
Russell U.S. Defensive Equity Fund	468	107	63	42	4	—
Russell U.S. Dynamic Equity Fund	779	262	168	19	43	61
Russell U.S. Small Cap Equity Fund	1,302	406	363	4	14	73
Select U.S. Equity Fund	3,983	864	962	34	19	1
Russell Strategic Bond Fund	1,096	363	302	15	22	7
Russell Emerging Markets Fund	1,408	397	391	(40)	26	16
Russell Global Equity Fund	2,032	474	462	64	52	66
Select International Equity Fund	3,052	570	694	(49)	22	—
	$15,610	$4,063	$3,746	$86	$228	$262
2055 Strategy Fund
Russell Commodity Strategies Fund	$130	$89	$20	$(2)	$—	$—
Russell Global Infrastructure Fund	109	43	18	(1)	3	4
Russell Global Real Estate Securities Fund	109	46	20	—	2	4
Russell U.S. Defensive Equity Fund	109	39	17	—	1	—
Russell U.S. Dynamic Equity Fund	181	80	30	—	9	12
Russell U.S. Small Cap Equity Fund	307	124	58	(1)	3	15
Select U.S. Equity Fund	923	320	165	1	4	—
Russell Strategic Bond Fund	255	115	54	—	5	1
Russell Emerging Markets Fund	326	122	57	(3)	5	3
Russell Global Equity Fund	471	164	86	(1)	11	14
Select International Equity Fund	707	213	101	(5)	4	—
	$3,627	$1,355	$626	$(12)	$47	$53
In Retirement Fund
Russell Commodity Strategies Fund	$1,047	$887	$239	$(33)	$—	$—
Russell Global Infrastructure Fund	950	596	258	(13)	19	21
Russell Global Real Estate Securities Fund	949	389	162	66	17	26
Russell U.S. Defensive Equity Fund	1,186	410	185	101	7	—

				Notes to Financial Statements 143

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
Russell U.S. Dynamic Equity Fund	569	334	133	17	19	27
Russell U.S. Small Cap Equity Fund	844	323	166	63	6	29
Select U.S. Equity Fund	4,430	2,420	1,148	31	18	1
Russell Global Opportunistic Credit Fund	2,088	1,602	512	(30)	46	7
Russell Investment Grade Bond Fund	7,953	4,587	1,811	39	89	30
Russell Short Duration Bond Fund	5,544	3,256	1,264	(7)	45	8
Russell Strategic Bond Fund	16,871	9,061	3,559	352	230	68
Russell Emerging Markets Fund	940	470	278	(19)	11	7
Russell Global Equity Fund	1,567	654	592	223	25	31
Select International Equity Fund	3,254	1,817	865	(46)	12	—
	$48,192	$26,806	$11,172	$744	$544	$255

5. Federal Income Taxes
At April 30, 2015, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

			No Expiration

	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Balanced Strategy Fund	$—	$1,799,627	$—	$—	$1,799,627
Growth Strategy Fund	150,186,884	25,244,054	—	—	175,430,938
Equity Growth Strategy Fund	160,757,894	19,352,964	—	—	180,110,858

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Moderate Strategy Balanced Strategy
	Fund	Fund	Fund
Cost of Investments	$450,644,580	$741,964,110	$3,100,906,195
Unrealized Appreciation	$53,140,443	$68,416,816	$339,775,491
Unrealized Depreciation	(3,415,609)	(7,702,671)	(33,123,060)
Net Unrealized Appreciation (Depreciation)	$49,724,834	$60,714,145	$306,652,431

		Equity Growth
	Growth Strategy Fund	Strategy Fund	2020 Strategy Fund
Cost of Investments	$1,975,467,718	$813,355,323	$82,856,455
Unrealized Appreciation	$228,252,249	$97,284,273	$14,305,028
Unrealized Depreciation	(40,016,854)	(12,553,535)	(886,841)
Net Unrealized Appreciation (Depreciation)	$188,235,395	$84,730,738	$13,418,187

	2025 Strategy Fund 2030 Strategy Fund 2035 Strategy Fund
Cost of Investments	$33,468,651	$97,702,239	$25,777,272
Unrealized Appreciation	$3,929,238	$15,755,538	$3,414,752
Unrealized Depreciation	(206,583)	(826,175)	(144,842)
Net Unrealized Appreciation (Depreciation)	$3,722,655	$14,929,363	$3,269,910

144 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2015 (Unaudited)

	2040 Strategy Fund 2045 Strategy Fund 2050 Strategy Fund
Cost of Investments	$75,385,842	$13,547,014	$13,238,519
Unrealized Appreciation	$15,352,795	$1,904,680	$2,460,278
Unrealized Depreciation	(778,713)	(84,136)	(89,240)
Net Unrealized Appreciation (Depreciation)	$14,574,082	$1,820,544	$2,371,038

	2055 Strategy Fund In Retirement Fund
Cost of Investments	$3,402,804	$42,899,999
Unrealized Appreciation	$239,145	$5,620,336
Unrealized Depreciation	(14,508)	(328,530)
Net Unrealized Appreciation (Depreciation)	$224,637	$5,291,806

6. Record Ownership
As of April 30, 2015 the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Conservative Strategy Fund	4	66.9
Moderate Strategy Fund	2	50.3
Balanced Strategy Fund	3	59.0
Growth Strategy Fund	3	60.8
Equity Growth Strategy Fund	3	52.3
2020 Strategy Fund	4	62.9
2025 Strategy Fund	4	62.5
2030 Strategy Fund	4	58.5
2035 Strategy Fund	4	59.4
2040 Strategy Fund	3	46.3
2045 Strategy Fund	3	46.9
2050 Strategy Fund	3	41.2
2055 Strategy Fund	2	47.1
In Retirement Fund	4	58.2

7. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8,
2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This
second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.

8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosure.

Notes to Financial Statements 145

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts—(Unaudited)

Approval of Existing Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve the continuation of the advisory agreements with RIMCo (the “Existing Agreements”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts”) in which the Funds invest (the
“Underlying Funds”) on at least an annual basis and that the terms and conditions of each Existing Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Existing Agreements and the portfolio management contracts at a meeting held in person on May 19-20, 2014 (the “Existing Agreement Evaluation Meeting”). During the
course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the
Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates)
to the Funds and the Underlying Funds; (2) information and reports prepared by RIMCo relating to the profitability of each Fund and
Underlying Fund to RIMCo; (3) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of certain of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds; and (4) information prepared by RIMCo
(the “RIMCo Comparative Information”) comparing the performance of certain Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by RIMCo to be generally comparable in investment objectives to the Underlying Funds. In the case of each Fund, its other peer funds, whether identified as such in the Third-
Party Information or the RIMCo Comparative Information, are collectively hereinafter referred to as the Fund’s “Comparable Funds,”
and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain, but not all, Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent
Trustees, in connection with its evaluations of the Existing Agreements and portfolio management contracts are collectively called the
“Existing Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”)
with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Existing Agreements and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 29, 2014 (the “Existing Agreement Information Review Meeting,” and together with the Existing
Agreement Evaluation Meeting, the “Existing Agreement Evaluation Meetings”), the Independent Trustees in preparation for the
Existing Agreement Evaluation Meeting met first with representatives of RIMCo and then in a private session with Independent
Counsel at which no representatives of RIMCo or the Funds’ management were present to review the Existing Agreement Evaluation
Information received to that date and, on the basis of that review, requested additional Existing Agreement Evaluation Information.
At the Existing Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent
Counsel to review additional Existing Agreement Evaluation Information received to that date. At the Existing Agreement Evaluation
Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Existing Agreements and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by
RIMCo at the Existing Agreement Evaluation Meetings as part of this review encompassed the Funds and all Other Russell Funds.
Information received by the Board, including the Independent Trustees, at the Existing Agreement Evaluation Meetings is included in the Existing Agreement Evaluation Information. Prior to voting at the Existing Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Independent Counsel to consider additional
Existing Agreement Evaluation Information received from RIMCo and management at the Existing Agreement Evaluation Meeting.
The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Underlying Funds employs a manager-of-
managers method of investment and RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of

146 Basis for Approval of Investment Advisory Contracts

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy.
RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of an Underlying Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for an Underlying Fund; or (3) both a discretionary and a non-discretionary assignment.

The Board considered that RIMCo (rather than any Money Manager in the case of Underlying Funds) is responsible under the Existing
Agreements for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying
Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple discretionary
Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages the investment of each
Underlying Fund’s cash and also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the discretionary Money Managers and portions of an Underlying Fund during transitions between Money Managers. RIMCo also may manage portions of an Underlying Fund based upon model portfolios provided by non-discretionary Money Managers. In all cases, Underlying Fund assets are managed directly by RIMCo pursuant to authority provided by the Existing Agreements.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIMCo itself. The Board has been advised that RIMCo’s goal with respect to the Underlying Funds is to construct and manage diversified portfolios in a risk-aware manner. Each discretionary Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. For each Underlying Fund, RIMCo is responsible for, among other things, communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in or provide recommendations with respect to certain investment strategies for an Underlying Fund; and recommending annually to the
Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment or strategy constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods has reflected, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying
Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers or their strategies in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace

Basis for Approval of Investment Advisory Contracts 147

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the Existing Agreements, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2. The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund;

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund; and

6. Information provided by RIMCo concerning economies of scale and whether any scale economies are adequately shared with the
Fund or the Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds or the Underlying Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds, the Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

RIMCo is a wholly owned subsidiary of Frank Russell Company (“FRC”). FRC, in turn, is an indirect majority-owned subsidiary of The Northwestern Mutual Life Insurance Company (“NM”). Prior to the Existing Agreement Information Review Meeting, NM
publicly announced its intention to evaluate strategic alternatives for its majority interest in FRC. RIMCo has advised the Board that this review could result in a transaction (“Transaction”) causing a change of control of RIMCo. At the Existing Agreement Information
Review Meeting, the Board was advised by RIMCo that an unspecified number of parties had expressed an interest in a Transaction with NM but, to RIMCo’s knowledge, no formal proposals had been received to the date of the Existing Agreement Information Review
Meeting. RIMCo, however, expected that proposals from one or more unidentified parties would be received shortly. RIMCo expressed its belief that any Transaction would not affect the activities of RIMCo in respect of the Funds or the structure of the Underlying Funds.
However, the Board received no assurances in this regard directly from NM. Any Transaction would result, among other things, in an assignment and termination of the Existing Agreements, as required by the 1940 Act and by the terms and conditions of the Existing
Agreements. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Post-Transaction Agreement”) for the Existing Agreements and thereafter to submit the Post-Transaction
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Existing Agreement Evaluation Meeting,
the Board was advised by RIMCo that NM had entered into exclusive discussions with London Stock Exchange Group plc regarding a possible Transaction. At both of the Existing Agreement Evaluation Meetings, the Board discussed with RIMCo the need to assure continuity of services required for the Funds’ operations.

As noted above, RIMCo, in addition to managing the investment of each Underlying Fund’s cash, may directly manage a portion of certain Underlying Funds (the “Participating Underlying Funds”) pursuant to the relevant Existing Agreement, the actual allocation being determined from time to time by the Participating Underlying Funds’ RIMCo portfolio manager. Beginning in 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Underlying Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such

148 Basis for Approval of Investment Advisory Contracts

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Participating Underlying Funds. RIMCo monitors and assesses Participating Underlying Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Participating Underlying Fund characteristics consistent with the Funds’ investment objectives and strategies. For U.S. equity Participating Underlying Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector). For
non-U.S. equity, global infrastructure and global real estate Participating Underlying Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector or region).
For fixed-income and alternative Participating Underlying Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning, or interest rates). For all Funds, fund characteristics may be managed to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for each Participating Underlying Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Participating Underlying Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Participating Underlying Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, exchange-traded funds, exchange-traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. Derivatives may be used to take long or short positions. In addition, RIMCo may choose to use the cash equitization process to manage Participating Underlying
Fund characteristics in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo also may manage Participating Underlying Fund assets directly to effect a Participating Underlying Fund’s investment strategies. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Underlying Fund assets among Money Managers, increase Underlying Fund cash reserves or determine not to be fully invested. RIMCo’s Direct Management Services generally are not intended to be a primary driver of Participating Underlying Funds’
investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Participating Underlying Funds to carry out their investment programs. At the Existing Agreement
Evaluation Meetings, RIMCo advised the Board of a likely expansion of its Direct Management Services. In connection with this expansion, RIMCo stated that it may provide Direct Management Services to additional Underlying Funds and expected that a larger portion of certain Underlying Funds will be managed directly by RIMCo pursuant to the Direct Management Services. Additional
Underlying Funds to be managed pursuant to the Direct Management Services may include some or all fixed income Underlying Funds.
The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services other than via the cash equitization process in respect of Participating Underlying Funds, RIMCo is not required to pay investment advisory fees to a
Money Manager with respect to Participating Underlying Fund assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Underlying Funds consequently may be increased incrementally, although RIMCo may incur additional costs in providing Direct Management Services. The Board, however, also considered the potential benefits of the Direct
Management Services to Participating Underlying Funds and the Funds; the limited amount of assets that to the date of the Existing
Agreement Evaluation Meetings were being managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate Advisory Fees paid by the Participating Underlying Funds are not increased as a result of RIMCo’s direct management of Participating Underlying Fund assets as part of the Direct Management Services or otherwise.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Existing Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Board noted RIMCo’s further past advice that the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Conservative Strategy Fund,
Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund each had an Advisory Fee which, compared with its Comparable Funds’ investment advisory fees on an actual basis, was ranked in the fourth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. The Board considered that the actual
Advisory Fee for each of the Conservative Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy

Basis for Approval of Investment Advisory Contracts 149

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Fund was less than 5 basis points from the third quintile of its Expense Universe. The Board further considered RIMCo’s explanation of the reasons for the Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the
Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’
margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including
RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

Based upon information provided by RIMCo, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds as well as net Fund redemptions or purchases in recent years.

The Board also considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds, the Underlying Funds and Other Russell Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds, the Underlying Funds and Other Russell Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds and the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds.
RIMCo also noted that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds and the Underlying
Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and the Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the
Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for each of the Balanced Strategy
Fund, Growth Strategy Fund and Equity Growth Strategy Fund were ranked in the fourth or fifth quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents the funds with the highest total expenses among the Expense Universe funds.

The Board considered RIMCo’s explanation that administration fees, transfer agency fees, and the indirect expenses of Underlying
Funds contributed to the fourth or fifth quintile ranking for the Balanced Strategy Fund, Growth Strategy Fund and Equity Growth
Strategy Fund. The Board considered RIMCo’s explanation that each Fund as part of its investment strategy maintains a larger allocation to non-U.S. equity securities than its Comparable Funds. The Board also considered RIMCo’s expressed belief that certain asset classes such as commodities, global high yield debt and infrastructure play an important role in a diversified portfolio. RIMCo noted that non-U.S. equity funds and certain diversifying return streams (such as commodities, alternatives and infrastructure) generally have higher expense ratios than U.S. equity funds and fixed income funds. The Board considered RIMCo’s explanation that the larger allocations to non-U.S. equities and certain diversifying return streams (such as commodities, alternatives and infrastructure), and resulting higher indirect expenses of the Underlying Funds’ investments, made meaningful comparisons with each Fund’s respective
Comparable Funds difficult.

On the basis of the Existing Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Existing Agreement Evaluation Meetings by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of its respective Comparable Funds, (1)
the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or Underlying Fund; (2) the relative expense ratio of each Fund and
Underlying Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the

150 Basis for Approval of Investment Advisory Contracts

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the
Funds or Underlying Funds were not excessive; (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo; and (6)
the Advisory Fee charged by RIMCo appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the variability of Money Manager investment advisory fees and other factors associated with the manager-
of-managers structure employed by the Underlying Funds.

The Board concluded that, under the circumstances and based on RIMCo’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds would be consistent with continuation of its Existing Agreement. The Board, in assessing the performance of Funds and Underlying Funds with at least three years of performance history, focused upon performance for the 3-year period ended December 31, 2013 as most relevant, but also considered the Funds’ and Underlying Funds’ performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and the Underlying
Funds generally, the Board took into consideration the various steps taken by RIMCo beginning in 2012 to enhance the performance of certain Underlying Funds, including changes in Money Managers, and, in the case of Participating Underlying Funds, RIMCo’s implementation of its Direct Management Services, which may not yet be fully reflected in Participating Underlying Fund and Fund investment results.

With respect to the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity
Growth Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fourth or fifth quintile of its Performance Universe for the 3-year period ended December 31, 2013. The Board considered RIMCo’s explanation that the underperformance of these Funds relative to their respective peer groups was mainly due to asset allocation differences. RIMCo noted, among other things, that the Conservative Strategy Fund and Equity Growth Strategy Fund tend to have higher allocations to fixed income and lower allocations to equities than their respective Comparable Funds, and that equities have largely outperformed fixed income over the 3-year period. RIMCo also explained that each of the Conservative Strategy Fund, Moderate Strategy Fund,
Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund tend to hold more diversified growth-oriented assets beyond traditional equities (such as global real estate, infrastructure, commodities, global high yield debt, emerging market debt, and hedge fund strategies), which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and dampen volatility.

The Board also considered that in January 2014, the Funds implemented a change in strategic asset allocations, which decreased positions in core fixed income, international developed equity and commodities, and increased positions in small cap, emerging markets and infrastructure. According to RIMCo, these changes brought the Funds’ allocations directionally closer towards the average equity and fixed income allocations of the Comparable Funds, although the Funds continue to maintain more diversified growth asset exposure and a larger globally diversified equity allocation than their Comparable Funds.

With respect to the 2015 Strategy Fund, 2020 Strategy Fund and 2030 Strategy Fund, the Third-Party Information showed that each
Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31,
2013, but its performance was ranked in the third quintile of its Performance Universe for the 5-year period ended such date. With respect to the 2025 Strategy Fund and 2045 Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2013, and its performance ranked in the fourth quintile of its Performance Universe for the 1- and 5-year periods ended such date. With respect to the 2035 Strategy
Fund and 2040 Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2013, but its performance ranked in the third quintile of its Performance Universe for the 1- and 5-year periods ended such date. With respect to the 2050 Strategy Fund, the Third-Party
Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-, 3- and 5-year periods ended December 31, 2013. With respect to the 2055 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2013.

The Board considered RIMCo’s explanation that the underperformance of the Target Date Funds relative to their respective peer groups over the three-year period (the 1-year period for the 2055 Strategy Fund) was mainly due to asset allocation differences. RIMCo explained that within the growth-oriented asset allocation, each of the Target Date Funds tend to hold more diversified growth-oriented assets beyond traditional equities (such as global real estate, infrastructure and commodities), which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and dampen volatility. RIMCo also noted

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that it is considering changes to the glide path that dictates asset allocation between return-seeking growth assets (equity and real asset)
and capital preservation assets (core fixed income) for the Target Date Funds, which is expected to bring a number of the Target Date
Funds closer to the average equity and fixed income allocations of the Comparable Funds and may reduce differences in peer relative average performance going forward.

In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the
Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated
investment strategy of managing the Underlying Funds in a risk-aware manner. The Board also considered the Underlying Fund
Money Manager changes that have been made since 2012 and that the performance of Money Managers continues to impact Fund and Underlying Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Participating Underlying Funds, which continue to evolve in nature and scope, was not yet fully reflected in the investment results of the Participating Underlying Funds or the Funds. Lastly, the Board considered potential new strategies discussed at the Existing Agreement Evaluation Meetings and prior Board meetings that may be employed by RIMCo in respect of certain Underlying Funds.

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund and Underlying Fund that continuation of its Existing Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of each Existing Agreement.

At the Existing Agreement Evaluation Meetings, with respect to the evaluation of the terms of portfolio management contracts with
Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each
Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc.,
the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Underlying Funds other than benefits from their soft dollar arrangements. The Existing Agreement Evaluation Information described, and at the Existing
Agreement Evaluation Meetings the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Existing
Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Underlying Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Underlying Funds and percentage of Underlying Fund transactions effected pursuant to the soft dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by
Underlying Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Existing Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Underlying Fund portfolio transactions. At the Existing Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money Managers to the Board at the May 2014 meeting. RIMCo recommended that each of the other Money Managers be retained at its current or a reduced fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money
Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the standard fee rates charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund; and the fact that each Money Manager’s fee is paid by
RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Existing Agreement Evaluation Information, the Board
concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying
Fund would be in the best interests of such Underlying Fund and its shareholders.

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In their deliberations, the Trustees did not identify any particular information as to the Existing Agreements or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Subsequent to the Existing Agreement Evaluation Meeting, the Board received a proposal from RIMCo at a meeting held on May 20,
2014 to effect Money Manager changes for the Russell Investment Grade Bond Fund, Russell Short Duration Bond Fund, Russell
Global Real Estate Securities Fund, Russell U.S. Dynamic Equity Fund and Russell Global Opportunistic Credit Fund. In the
case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and
the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the
Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory Fees paid by the Underlying Funds, and the fact that the aggregate Advisory Fees paid by the Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Approval of the Post-Transaction Agreement
On May 20, 2014, London Stock Exchange Group plc (“LSEG”) announced that it had entered into exclusive discussions with NM for the potential acquisition of FRC although there was no certainty that any agreement for a transaction would be reached. On
June 26, 2014, the Board was advised by FRC, and LSEG publicly announced, that LSEG had entered into a definitive agreement and plan of merger to acquire FRC, including both its index and investment management businesses. In its announcement (the
“LSEG Announcement”), LSEG stated, among other things, that the investment management business would be the subject of “a comprehensive review to determine its positioning and fit with the Group” and that LSEG is “committed to maintaining a clear focus on client service, fund performance and management and employee stability, whilst ensuring appropriate standalone governance.” On
June 27, 2014, the Board met by conference telephone call to discuss preliminarily the LSEG Announcement with representatives of
FRC, RIMCo and LSEG.

In preparation for its evaluation of the Post-Transaction Agreement, the Independent Trustees, with the advice and assistance of
Independent Counsel, requested information to evaluate the Post-Transaction Agreement. In their requests for such information, the
Independent Trustees advised RIMCo of their intention to rely upon the Existing Agreement Evaluation Information in their evaluation of the Post-Transaction Agreement, if and to the extent the Existing Agreement Evaluation Information continued to be accurate and complete as of July 29, 2014. The Independent Trustees requested that RIMCo provide any updated and additional information needed for the Board to consider whether the Post-Transaction Agreement should be approved. The foregoing information and other information provided by RIMCo and LSEG to the Board, including the Independent Trustees, in connection with its evaluation of the
Post-Transaction Agreement hereinafter is referred to collectively as the “Post-Transaction Agreement Evaluation Information.”

At a meeting held in person on July 17, 2014 (the “Post-Transaction Agreement Information Review Meeting”), the Board in further preparation for its evaluation of the Post-Transaction Agreement reviewed Post-Transaction Agreement Evaluation Information received to the date of that Meeting, first with senior representatives of FRC, RIMCo, Fund management and LSEG, and then in a private session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, and, on the basis of that review, requested additional information regarding the Transaction and its impact on RIMCo and the Funds.

The Board met in person on July 29, 2014 to consider approval of the Post-Transaction Agreement (the “Post-Transaction Agreement
Evaluation Meeting”). At the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees first met to review additional
Post-Transaction Agreement Information received to that date with representatives of FRC, RIMCo, Fund management, and LSEG.

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Presentations made by FRC, RIMCo and LSEG at the Post-Transaction Agreement Information Review Meeting and the Post-
Transaction Agreement Evaluation Meeting (together, the “Transaction Board Meetings”), as part of this review, encompassed all of the Funds and the Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Transaction
Board Meetings is included in the Post-Transaction Agreement Evaluation Information. Presentations made by FRC, RIMCo and
LSEG at the Transaction Board Meetings are included in the Post-Transaction Agreement Evaluation Information. Prior to voting at the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees met in executive session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, to review additional Post-Transaction Agreement
Evaluation Information received prior to and at the Meeting. The discussion below reflects all of these reviews.

The Board’s evaluation of the Post-Transaction Agreement reflected the Post-Transaction Agreement Evaluation Information and
other information received by the Board during the course of the year or prior years (including the Existing Agreement Evaluation
Information, as supplemented by RIMCo through the date of the Post-Transaction Agreement Evaluation Meeting) and the findings made by the Board in respect of the Existing Agreement at the Existing Agreement Evaluation Meeting. The Independent Trustees’
evaluations of the Post-Transaction Agreement also reflected the knowledge and familiarity gained as Board members of the Funds and
Other Russell Funds with respect to services provided by RIMCo, RIMCo’s affiliates, and each Money Manager to the Funds under the Existing Agreement and services proposed to be provided to the Funds under the Post-Transaction Agreement. The Board noted
the short period of time since the Existing Agreement Evaluation Meeting and that information provided by RIMCo to update and supplement the Existing Agreement Evaluation Information through the date of the Post-Transaction Agreement Evaluation Meeting did not affect the conclusions reached by the Board at the Existing Agreement Evaluation Meeting.

In approving the Post-Transaction Agreement, the Board considered all factors it believed relevant in exercising its business judgment, including the following:

(1) the reputation, financial strength and resources of LSEG;

(2) LSEG is a diversified international market infrastructure and capital markets business;

(3) LSEG’s advice that it has a strong track record of successful acquisitions and owning regulated businesses and that its regulatory and compliance history is strong;

(4) LSEG is not engaged in the mutual fund or investment management businesses, with the result that there will be no overlap of mutual fund products to address in the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

(5) LSEG’s advice that the outcome of the comprehensive review and its effect on FRC’s investment management business would not be prejudged and that one part of the review is to determine whether the FRC investment management business would be more valuable as part of the LSEG organization or as part of an organization with existing investment management activities;

(6) LSEG’s assurances that there were no circumstances that could be envisaged at the time of the Post-Transaction Agreement
Evaluation Meeting under which the Funds may be left without an investment manager to conduct their investment programs and that, whatever the outcome of the comprehensive review and for as long as it owns the FRC investment management business, it is committed to maintaining the existing clear focus on client service and fund performance in FRC’s investment management business;

(7) LSEG’s stated intention that the FRC investment management business will operate independently of the rest of LSEG and its expectation that the impact of the Transaction on the Funds will be broadly neutral, with no material improvements or disadvantages, although the Funds may benefit to some extent from the ownership of the FRC investment management business by a company with world class technology, operational competencies, and financial strength;

(8) LSEG’s advice that, as part of the comprehensive review, it will provide continued strong support and investment for growth and innovation, and pay particular attention to creating appropriate standalone governance and operations for FRC’s investment management business while also focusing on maintaining strong management and employee continuity;

(9) the Post-Transaction Agreement Evaluation Information did not identify any conflicts of interest that would arise following completion of the Transaction but LSEG did advise the Board that it is continuing to work with FRC to establish the scope of affiliated business and to assess whether modifications to FRC’s compliance policies and procedures and/or other steps are appropriate.  The Board was advised that it would be apprised of any material issues that are subsequently identified.

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

(10) LSEG’s expectation that there will be no diminution in the nature, scope and overall quality of services provided to the Funds and their shareholders, including administrative, regulatory and compliance services, as a result of the Transaction. In this regard, the
Post-Transaction Agreement Evaluation Information stated, among other things:

LSEG intends to maintain the existing nature and quality of services provided to the Funds by RIMCo.

In connection with or as a result of the Transaction, LSEG anticipates that RIMCo will maintain the resources, operations, staffing and other functions required for the operation or administration of the Funds.

No changes are expected by LSEG in RIMCo’s investment strategies and practices in respect of the Funds as a result of the Transaction, including the manager-of-managers structure employed by the Funds that are not Funds of Funds (the “Manager-of-Managers Funds”)
and employed indirectly by the Funds of Funds through their investments in the Manager-of-Managers Funds.

(11) advice from RIMCo and LSEG that there is no intention to propose any immediate changes to any of the Funds’ third-party service providers, thereby assuring continuation of services needed for the Funds’ operations and minimizing complications in connection with the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

(12) at the Existing Agreement Evaluation Meetings, the Board had performed a full annual review of the Existing Agreement, as required by the 1940 Act, and had reapproved the Existing Agreement, concluding, among other things, that the Advisory Fee for each
Fund was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund;

(13) the terms and conditions of the Post-Transaction Agreement are substantially the same as those of the Existing Agreement, which will terminate automatically upon completion of the Transaction, and the Post-Transaction Agreement will not change any Fund’s
Advisory Fee (on a contractual or actual basis), expense ratio, profitability, economies of scale, or other fees or benefits received by
RIMCo and its affiliates as a result of their relationships with the Fund;

(14) FRC and/or its affiliates and LSEG, not the Funds, will bear all costs of meetings, preparation of proxy materials and solicitation in connection with obtaining approvals of the Post-Transaction Agreement;

(15) there will be no changes to the Independent Trustees of the Board in connection with the Transaction, assuring continuity of the
Funds’ supervision and oversight;

(16) LSEG’s assurances that for a period of two years following the effective date of the Post-Transaction Agreement, it will use reasonable best efforts not to engage in activities that would impose an “unfair burden” on the Funds within the meaning of Section
15(f) of the 1940 Act;

(17) the Board’s belief that shareholders have purchased and retained their Fund shares based upon the reputation, investment record, and investment philosophies and strategies employed by RIMCo in managing the Funds (including the manager-of-managers structure employed by the Manager-of-Managers Funds and employed indirectly by the Funds of Funds through their investments in the Manager-of-Managers Funds); and

(18) the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of those Funds, and the Board’s belief that, at the current expense ratio of each Manager-of-Managers Fund, there would likely be no acceptable alternative investment managers to replace
RIMCo on comparable terms given the need to continue the manager-of-managers strategy selected by shareholders in purchasing their shares of Manager-of-Managers Funds which employ a manager-of-managers structure or Funds of Funds that indirectly employ a manager-of-managers strategy through their investments in the Underlying Funds.

In evaluating the Post-Transaction Agreement, the Board considered the possibility that, depending upon the results of the comprehensive review, the FRC investment management business would be conducted pursuant to the Post-Transaction Agreement as an independent part of the LSEG organization following completion of the Transaction, without any significant diminution expected in the nature, scope and overall quality of services provided to the Funds, and without any expected effect on the Funds’ Advisory Fees (contractual or actual), expenses, profitability, economies of scale, or other fees or benefits to FRC or RIMCo or their affiliates from their Fund relationships.
However, the Independent Trustees were unable on the basis of the Post-Transaction Agreement Evaluation Information to determine the outcome of the comprehensive review or its effects, if any, on the FRC investment management business generally or on any of the investment advisory and other services that RIMCo and other FRC affiliates provide to the Funds under the Existing Agreement.

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Among other things, the Board could not determine whether or for how long FRC’s investment management business will continue as part of the LSEG organization following conclusion of the comprehensive review. In its deliberations, the Board considered the above and other relevant factors in light of the uncertain outcome and effects of the comprehensive review and, consequently, identified the principal factor in determining whether to approve the Post-Transaction Agreement as the need to provide for uninterrupted investment advisory and other services required for the operations of the Funds following the automatic termination of the Existing Agreement upon completion of the Transaction. No other single factor reviewed by the Board was identified by the Board as a principal factor in determining whether to approve the Post-Transaction Agreement and each Board member attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made separately in respect of each Fund. After careful consideration of all factors, principally the need for continuation of investment advisory and other services required for the operation of the Funds following termination of the Existing Agreement, the Board believed that approval of the Post-Transaction Agreement would be in the best interests of each Fund and its shareholders for a period ending two years from the date of the Post-Transaction Agreement, but advised Fund management of its intention (subject to the outcome of the comprehensive review) to evaluate the continuance of the Post-Transaction Agreement within one year of its effectiveness, although not required to do so by the terms of the Post-Transaction Agreement or the 1940 Act. The Independent Trustees were advised by
Independent Counsel throughout the process of evaluating the Post-Transaction Agreement. Prior to the Post-Transaction Agreement
Information Review Meeting, the Board received a memorandum from Fund Counsel discussing its responsibilities in connection with its evaluation of the Post-Transaction Agreement and the Independent Trustees separately received a memorandum discussing such responsibilities from Independent Counsel.

Approval of the New Agreement
At the in-person Transaction Board Meetings, the Board considered approval of a new investment advisory agreement between each
Fund and RIMCo that reflects updated terms and, if approved by shareholders, will go into effect in lieu of the Post-Transaction
Agreement following the Transaction or, if the Transaction is not consummated, will replace the Fund’s Existing Agreement (the “New
Agreement”). In preparation for its evaluation of the New Agreement, the Board reviewed information from RIMCo regarding the New
Agreement (the “New Agreement Evaluation Information”) at the Post-Transaction Agreement Information Review Meeting. At the
Post-Transaction Agreement Information Review Meeting, the Independent Trustees met first with representatives of RIMCo and Fund management and then in a private session with Independent Counsel, at which no representatives of RIMCo or Fund management were present, to review the New Agreement Evaluation Information.

The Independent Trustees considered approval of the New Agreement at the Post-Transaction Agreement Evaluation Meeting. The
Board, including the Independent Trustees, first met with representatives of RIMCo and Fund management to discuss the New
Agreement Evaluation Information. Prior to voting on approval of the New Agreement, the Independent Trustees met in a private session with Independent Counsel, at which no representatives of RIMCo or Fund management were present, to review additional
New Agreement Evaluation Information received prior to and at the Post-Transaction Agreement Evaluation Meeting. The discussion reflects all of these reviews.

Presentations made by RIMCo at the Transaction Board Meetings regarding the New Agreement encompassed all of the Funds.

In evaluating the New Agreement, the Board considered all factors it believed relevant in exercising its business judgment, including the following:

(1) the Board had performed a full annual review of the Existing Agreement at the Existing Agreement Evaluation Meeting and had
reapproved the Existing Agreement, concluding, among other things, that the Advisory Fee of each Fund was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to each
Fund;

(2) the New Agreement reflects current industry practices and also expressly addresses RIMCo’s overall investment management responsibilities, including the delegation of such management to Money Managers with discretionary authority, the implementation of recommendations from Money Managers with non-discretionary authority, direct management of all of a Fund’s assets by RIMCo, or any combination thereof;

(3) RIMCo believes that the permission afforded by the New Agreement to use non-discretionary Money Managers with respect to a
Fund’s entire portfolio will enhance RIMCo’s ability to determine how best to manage the Fund’s assets, and will allow RIMCo the flexibility to more efficiently and effectively manage Fund assets consistent with a Fund’s objective and to create a more customized investment program for each Fund, depending upon the particular characteristics and objectives of that Fund;

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

(4) in the case of certain Funds, RIMCo believes that a more extensive use of non-discretionary Money Managers may provide an opportunity to better manage transaction costs and the tax impact associated with trading portfolio securities;

(5) the New Agreement will not change any Fund’s investment objective nor will it change any Fund’s Advisory Fee rate or total expense ratio;

(6) the Advisory Fee paid by each Fund to RIMCo encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund. Fees paid by RIMCo from the Advisory Fee to non-discretionary Money Managers, who provide model portfolios to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells portfolio investments for a Fund, may be less than fees that would be paid to discretionary Money Managers, who make and implement their investment decisions to buy or sell portfolio investments for a Fund. While the Board did not receive any information concerning any additional benefits to RIMCo in connection with an expanded use of non-discretionary Money Managers, during the time, and to the extent, that RIMCo utilizes non-discretionary Money Managers rather than discretionary Money Managers in respect of the Funds,
RIMCo may retain a larger portion of the Advisory Fee and the profits derived by RIMCo generally and from the Funds consequently may be increased; and

(7) if in the future RIMCo determines to change the “multi-manager” approach of any of the existing Funds, RIMCo will discuss such change in advance with the Board and seek any Board approval determined appropriate by RIMCo. In addition, if this were to occur, shareholders would be notified in advance of a change in their Fund’s multi-manager approach. This process will provide notice to shareholders of any material change in their Fund’s investment program and also may help to mitigate any potential conflict of interest inherent in RIMCo’s expanded use of non-discretionary Money Managers.

In their deliberations, the Trustees did not identify any particular information as to the New Agreement that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund. After careful consideration of the above and all other factors considered to be relevant by the Board, the Board believed that approval of the New Agreement would be in the best interests of each Fund and its shareholders. The Independent Trustees were represented by Independent Counsel throughout the process of evaluating the New Agreement.

Approval of the New Agreement
Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on August 26, 2014 to effect Money Manager changes for the Russell International Developed Markets Fund and Russell Multi-Strategy Alternative Fund
and at that same meeting to approve new portfolio management contracts with respect to the Russell Global Infrastructure Fund,
Russell Emerging Markets Fund and Russell International Developed Markets Fund resulting from a Money Manager change of control for one of each Underlying Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate;
information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying
Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying Fund’s
underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money
Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the
reasonableness of the aggregate Advisory fees paid by the Underlying Funds, and the fact that the aggregate Advisory fees paid by the
Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money
Managers’ investment advisory fees are paid by RIMCo.

Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on December 3, 2014 to effect a Money Manager change for the Russell U.S. Small Cap Equity Fund. In the case of the proposed change, the Trustees approved

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and
RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying
Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money
Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the
reasonableness of the aggregate Advisory fees paid by the Underlying Funds, and the fact that the aggregate Advisory fees paid by the
Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money
Managers’ investment advisory fees are paid by RIMCo.

Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on February 23,
2015 to effect Money Manager changes for the Russell Emerging Markets Fund, Russell U.S. Small Cap Equity Fund and Russell
Global Opportunistic Credit Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying Fund’s underwriter; the
CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory
Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money
Manager. The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory fees paid by the Underlying Funds, and the fact that the aggregate Advisory fees paid by the Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

158 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at
www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange
Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.
sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 159

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2015
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex
consists of Russell Investment Company (“RIC”), which has 38 funds, Russell Investment Funds (“RIF”), which has 9 funds, and
Russell Exchange Traded Funds Trust (“RET”), which has no funds. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an audit committee financial expert; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-
profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office*	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
# Sandra Cavanaugh,	President and Chief	Until successor	• President and CEO RIC, RIF and	47	None
Born May 10, 1954	Executive Officer	is chosen and	RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President
18th Floor, Seattle, WA	Trustee since 2010	Trustees	and CEO, Russell Financial Services,
98101		Appointed until	Inc. (“RFS”)
		successor is	• Chairman of the Board, President
		duly elected and	and CEO, Russell Fund Services
		qualified	Company (“RFSC”)
• Director, RIMCo
• Chairman of the Board, President and
CEO Russell Insurance Agency, Inc.
(“RIA”) (insurance agency)

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

160 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	47	None
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)
1301 Second Avenue,		duly elected and
18th Floor, Seattle, WA		qualified
98101

Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	47	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P.S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 161

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	47	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,		duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA		qualified	company)		SPDR Funds
98101			• Until December 31, 2014,		(investment
			Chairperson of Audit Committee,		company)
			Select Sector SPDR Funds		• Trustee, ALPS
			(investment company)		Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	47	None
Born June 6, 1946	Chairman of the	successor is	• June 2004 to June 2014, Senior Vice
1301 Second Avenue,	Audit Committee	duly elected and	President and Chief Financial Officer,
18th Floor, Seattle, WA	since 2015	qualified	Waddell & Reed Financial, Inc.
98101		Appointed until	(investment company)
successor is
duly elected and
qualified

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	47	None
Born December 3, 1951		successor is	• January 2011 through March 2013,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton
18th Floor, Seattle, WA		qualified	Wealth Management (investment
98101			company)
• April 2003 through December
2010, Chief Executive Officer of
Laird Norton Wealth Management
(investment company)

162 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	• Retired	47	None
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper
98101	Committee since	Appointed until	and forest products)
	2007	successor is	• Until November 2010, President,
		duly elected and	Simpson Investment Company
		qualified	and several additional subsidiary
companies, including Simpson
Timber Company, Simpson Paper
Company and Simpson Tacoma Kraft
Company

*	Each Trustee is subject to mandatory retirement at age 72.
Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Jack R. Thompson,	Trustee since 2005	Appointed until	• September 2007 to September	47	• Director,
Born March 21, 1949	Chairman of	successor is	2010, Director, Board Chairman and		Board
1301 Second Avenue,	the Investment	duly elected and	Chairman of the Audit Committee,		Chairman and
18th Floor, Seattle, WA	Committee since	qualified	LifeVantage Corporation (health		Chairman
98101	2015	Appointed until	products company)		of the Audit
		successor is			Committee,
		duly elected and			LifeVantage
		qualified			Corporation
until
September
2010 (health
products
company)

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 163

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, Frank Russell	47	None
Born July 3, 1932	Chairman Emeritus	or removal	Company (investment consultant to
1301 Second Avenue,	since 1999		institutional investors (“FRC”)) and
18th Floor, Seattle, WA			RIMCo
98101			• Chairman Emeritus, RIC and RIF;
Russell Implementation Services Inc.
(broker-dealer and investment adviser
(“RIS”)); Russell 20-20 Association
(non-profit corporation); and Russell
Trust Company (non-depository trust
company (“RTC”))
• Chairman, Sunshine Management
Services, LLC (investment adviser)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RFSC and U.S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIMCo
18th Floor, Seattle, WA
98101

Sandra Cavanaugh,	President and Chief	Until successor	• CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	• President and CEO, RIC, RIF and RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President and CEO, RFS
18th Floor, Seattle, WA		Trustees	• Chairman of the Board, President and CEO, RFSC
98101			• Director, RIMCo
• Chairman of the Board, President and CEO, RIA

Mark E. Swanson,	Treasurer and Chief	Until successor	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
Born November 26, 1963	Accounting Officer	is chosen and	• Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
1301 Second Avenue	since 1998	qualified by	• Global Head of Fund Services, Russell Investments
18th Floor, Seattle, WA		Trustees	• October 2011 to December 2013, Head of North America Operations
98101			Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments

164 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2015 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC, RIF and RET
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIMCo
18th Floor, Seattle WA			• Director, RTC, RIS and Russell Investments Delaware, Inc.
98101			• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIMCo, RFSC and RFS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC, RIF and RET
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, RFS, RIA and U.S. One Inc.
98101			• 1999 to 2010 Assistant Secretary, RIC and RIF

Disclosure of Information about Fund Trustees and Officers 165

Russell Investment Company
LifePoints® Funds

Adviser and Service Providers — April 30, 2015 (Unaudited)

Interested Trustee	Administrator and Transfer and Dividend Disbursing
Sandra Cavanaugh	Agent
Independent Trustees	Russell Fund Services Company
Thaddas L. Alston	1301 Second Avenue
Kristianne Blake	Seattle, WA 98101
Cheryl Burgermeister	Custodian
Daniel P. Connealy	State Street Bank and Trust Company
Katherine W. Krysty	1 Iron Street
Raymond P. Tennison, Jr.	Boston, MA 02210
Jack R. Thompson	Office of Shareholder Inquiries
Trustee Emeritus	1301 Second Avenue
George F. Russell, Jr.	Seattle, WA 98101
Officers	(800) 787-7354
Sandra Cavanaugh, President and Chief Executive Officer	Legal Counsel
Cheryl Wichers, Chief Compliance Officer	Dechert LLP
Jeffrey T. Hussey, Chief Investment Officer	One International Place, 40th Floor
Mark E. Swanson, Treasurer and Chief Accounting Officer	100 Oliver Street
Mary Beth R. Albaneze, Secretary	Boston, MA 02110
Adviser	Distributor
Russell Investment Management Company	Russell Financial Services, Inc.
1301 Second Avenue	1301 Second Avenue
Seattle, WA 98101	Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

166 Adviser and Service Providers

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-
2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: _/s/ Sandra Cavanaugh__________________________________________________
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President and
CEO, Russell Fund Services Company

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: __/s/ Sandra Cavanaugh_______________________________________________
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President and
CEO, Russell Fund Services Company

Date: June 26, 2015

By: _/s/ Mark E. Swanson__________________________________________________
Mark E. Swanson
Treasurer and Chief Accounting Officer and CFO, Russell Investment Company; Global
Head of Fund Services, Russell
Investment Management Company and
Russell Financial Services Company

Date: June 26, 2015